As filed with the Securities and Exchange Commission on April 23, 2020

Registration No. 333-05593

Registration No. 811-07659

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 93	☒

AND/OR

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 453	☒

(Check appropriate box or boxes)

SEPARATE ACCOUNT NO. 49

OF

AXA EQUITABLE LIFE INSURANCE COMPANY

(Exact Name of Registrant)

AXA EQUITABLE LIFE INSURANCE COMPANY

(Name of Depositor)

1290 Avenue of the Americas, New York, New York 10104

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, including Area Code: (212) 554-1234

SHANE DALY

VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL

AXA Equitable Life Insurance Company

1290 Avenue of the Americas, New York, New York 10104

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: Continuous.

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b) of Rule 485.
☒	On May 1, 2020 pursuant to paragraph (b) of Rule 485.
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485.
☐	On (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered:

Units of interest in Separate Account under variable annuity contracts.

EXPLANATORY NOTE:

This Post-Effective Amendment No. 93 (“PEA”) to the Form N-4 Registration Statement No. 333-05593 (“Registration Statement”) of AXA Equitable Life Insurance Company (“AXA Equitable”) and its Separate Account No. 49 is being filed for the purpose of including in the Registration Statement the additions/modifications reflected in the Prospectuses, Supplements and Statements of Additional Information. Part C has also been updated pursuant to the requirements of Form N-4. The PEA does not amend any other part of the Registration Statement except as specifically noted herein.

Equitable Financial Life Insurance Company

Equitable Financial Life Insurance Company of America

Supplement dated May 1, 2020 to the current variable life and variable annuity prospectuses

This Supplement updates certain information in the most recent prospectus and statement of additional information you received and in any supplements to that prospectus and statement of additional information (collectively, the ‘‘Prospectus’’). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged and the Prospectus is hereby incorporated by reference. The terms we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.

PLEASE NOTE: The name changes, mergers and additions described below may not all be applicable to your contract or policy.

COMPANY NAME CHANGES. Subject to regulatory approval, effective on or about June 15, 2020:

Existing Name		New Name
AXA Equitable Life Insurance Company	will change its name to	Equitable Financial Life Insurance Company
AXA Advisors, LLC	will change its name to	Equitable Advisors, LLC
AXA Distributors, LLC	will change its name to	Equitable Distributors, LLC
AXA Equitable Funds Management Group, LLC	will change its name to	Equitable Investment Management Group, LLC
AXA Equitable Network, LLC	will change its name to	Equitable Network, LLC

Until each name change occurs, please read the prospectus using the corresponding “existing name” listed above. For some period of time after each name change occurs, you may still receive correspondence or documents using the corresponding existing name.

TRUST AND VARIABLE INVESTMENT OPTION NAME CHANGES. Subject to regulatory approval and any necessary conditions precedent, effective on or about June 15, 2020:

Existing Name		New Name
AXA Premier VIP Trust	will change its name to	EQ Premier VIP Trust
Charter Multi-Sector Bond	will change its name to	EQ/Core Plus Bond
EQ/Oppenheimer Global	will change its name to	EQ/Invesco Global
All Asset Growth-Alt 20	will change its name to	EQ/All Asset Growth Allocation
EQ/Capital Guardian Research	will change its name to	EQ/Capital Group Research
EQ/MFS International Value	will change its name to	EQ/MFS International Intrinsic Value

Until each name change occurs, please read the prospectus using the corresponding “existing name” listed above. For some period of time after each name change occurs, you may still receive correspondence or documents using the corresponding existing name.

UNDERLYING FUND PORTFOLIO AND VARIABLE INVESTMENT OPTION MERGERS. Subject to regulatory approval and any necessary conditions precedent, effective on or about June 8, 2020:

Acquired Variable Investment Option & Underlying Fund Portfolio		Acquiring Variable Investment Option & Underlying Fund Portfolio
Charter Aggressive Growth	will be merged into	EQ/All Asset Growth Allocation
Charter Growth	will be merged into	EQ/All Asset Growth Allocation
Charter Moderate	will be merged into	EQ/All Asset Growth Allocation
Charter Moderate Growth	will be merged into	EQ/All Asset Growth Allocation
Multimanager Mid Cap Growth	will be merged into	EQ/Janus Enterprise
EQ/UBS Growth and Income	will be merged into	EQ/Capital Guardian Research
EQ/Franklin Templeton Allocation Managed Volatility	will be merged into	EQ/Aggressive Growth Strategy
EQ/MFS Technology II	will be merged into	EQ/MFS Technology

Subject to regulatory approval and any necessary conditions precedent, effective on or about June 15, 2020:

Acquired Variable Investment Option & Underlying Fund Portfolio		Acquiring Variable Investment Option & Underlying Fund Portfolio
Charter Conservative	will be merged into	EQ/Conservative Allocation
Charter Small Cap Growth	will be merged into	EQ/Morgan Stanley Small Cap Growth
Charter Small Cap Value	will be merged into	1290 VT Small Cap Value
Multimanager Mid Cap Value	will be merged into	EQ/American Century Mid Cap Value
EQ/Templeton Global Equity Managed Volatility	will be merged into	1290 VT SmartBeta Equity

Until each merger occurs, the variable investment option that invests in the underlying portfolio being acquired will be available for investment. Once each merger occurs, the variable investment option that invests in the underlying portfolio that was acquired will no longer be available for investment. For some period of time after each merger occurs, you may still receive correspondence or documents using the corresponding acquired fund name.

NEW VARIABLE INVESTMENT OPTIONS. Subject to regulatory approval and any necessary conditions precedent, the following variable investment options and corresponding underlying fund portfolios will be available in the corresponding products on or about June 8, 2020:

Variable Investment Option & Underlying Fund Portfolio		Product(s)
EQ/Aggressive Growth Strategy	will be added to	Accumulator®; The Accumulator® Series; The Accumulator® Series 11.0; The Accumulator® Series 13.0; The Accumulator® Series 13A; EQUI-VEST® (Series 100-500); EQUI-VEST® Employer-Sponsored Retirement Plans; EQUI-VEST® (Series 201); EQUI-VEST® (Series 700); EQUI-VEST® (Series 701); EQUI-VEST® (Series 800); EQUI-VEST® (Series 801); EQUI-VEST® (Series 900); EQUI-VEST® (Series 901); EQUI-VEST® Employer-Sponsored Retirement Plans TSA Advantagesm; EQUI-VEST® Employer-Sponsored Retirement Plans TSA Vantagesm; Retirement Cornerstone® Series
EQ/MFS Technology	will be added to	Champion 2000; COLI Institutional Series; Incentive Life®; Incentive Life® 2000; Incentive Life® ’02; Incentive Life® ’06; Incentive Life Legacy®; Incentive Life Legacy® (EFLOA); Incentive Life Legacy® II; IncentiveLife Legacy® III; Incentive Life Legacy® II (EFLOA); IncentiveLife Legacy® III (EFLOA); Incentive Life Optimizer®; Incentive Life Optimizer® II; IncentiveLife Optimizer® III; IncentiveLife Optimizer® III (EFLOA); Incentive Life Plus®; Retirement Cornerstone® Series 15.0; Retirement Cornerstone® Series 15A; Retirement Cornerstone® Series 15B; Special Offer Policy; Survivorship Incentive Lifesm Legacy

Subject to regulatory approval and any necessary conditions precedent, the following variable investment options and corresponding underlying fund portfolios will be available in the corresponding products on or about June 15, 2020 (as indicated below):

Variable Investment Option & Underlying Fund Portfolio		Product(s)
1290 VT Small Cap Value	will be added to	300+ Series; The Accumulator® Series 11.0; The Accumulator® Series 13.0; The Accumulator® Series 13A; Champion 2000; EQUI-VEST® (Series 100-500); EQUI-VEST® Employer-Sponsored Retirement Plans; EQUI-VEST® (Series 700); EQUI-VEST® (Series 701); EQUI-VEST® (Series 800); EQUI-VEST® Employer-Sponsored Retirement Plans TSA Advantagesm; EQUI-VEST® Employer-Sponsored Retirement Plans TSA Vantagesm; Incentive Life®; Incentive Life® 2000; Incentive Life® ’02; Incentive Life® ’06; Incentive Life Legacy®; Incentive Life Legacy® (Equitable Financial Life Insurance Company of America “EFLOA”); Incentive Life Legacy® II; IncentiveLife Legacy® III; Incentive Life Legacy® II (EFLOA); IncentiveLife Legacy® III (EFLOA); Incentive Life Optimizer®; Incentive Life Optimizer® II; IncentiveLife Optimizer® III; IncentiveLife Optimizer® III (EFLOA); Incentive Life Plus®; Momentumsm; Momentumsm Plus; Retirement Cornerstone® Series 12.0; Retirement Cornerstone® Series 13.0; Retirement Cornerstone® Series 15.0; Retirement Cornerstone® Series 15A; Retirement Cornerstone® Series 15B; Retirement Investment Account®; Special Offer Policy; Survivorship Incentive LifeSM Legacy
1290 VT SmartBeta Equity	will be added to	Accumulator®; The Accumulator® Series; The Accumulator® Series 11.0; The Accumulator® Series 13.0; The Accumulator® Series 13A; American Dental Association; EQUI-VEST® (Series 100-500); EQUI-VEST® Employer-Sponsored Retirement Plans; EQUI-VEST® (Series 700); EQUI-VEST® (Series 701); EQUI-VEST® (Series 800); EQUI-VEST® Employer-Sponsored Retirement Plans TSA Advantagesm; EQUI-VEST® Employer-Sponsored Retirement Plans TSA Vantagesm; Retirement Cornerstone® Series; Retirement Cornerstone® Series 12.0

2

Variable Investment Option & Underlying Fund Portfolio		Product(s)
EQ/American Century Mid Cap Value	will be added to	The Accumulator® Series 11.0; The Accumulator® Series 13.0; The Accumulator® Series 13A; EQUI-VEST® (Series 100-500); EQUI-VEST® Employer-Sponsored Retirement Plans; EQUI-VEST® (Series 700); EQUI-VEST® (Series 701); EQUI-VEST® (Series 900); EQUI-VEST® Employer-Sponsored Retirement Plans TSA Advantagesm; EQUI-VEST® Employer-Sponsored Retirement Plans TSA Vantagesm; EQUI-VEST® Employer-Sponsored Retirement Plans; EQUI-VEST® Vantagesm Additional Contributions Tax-Sheltered (ACTS) Program, New Jersey Department of Higher Education; Momentumsm; Momentumsm Plus
EQ/Conservative Allocation	will be added to	Investment Edge® 15.0
EQ/Morgan Stanley Small Cap Growth	will be added to	The Accumulator® Series 11.0; The Accumulator® Series 13.0; The Accumulator® Series 13A; Champion 2000; EQUI-VEST® (Series 100-500); EQUI-VEST® Employer-Sponsored Retirement Plans; EQUI-VEST® (Series 700); EQUI-VEST® (Series 701); EQUI-VEST® (Series 800); EQUI-VEST® (Series 801); EQUI-VEST® (Series 900); EQUI-VEST® (Series 901); EQUI-VEST® Employer-Sponsored Retirement Plans TSA Advantagesm; EQUI-VEST® Employer-Sponsored Retirement Plans TSA Vantagesm; Incentive Life®; Incentive Life® 2000; Incentive Life® ’02; Incentive Life® ’06; Incentive Life Legacy®; Incentive Life Legacy® (EFLOA); Incentive Life Legacy® II; IncentiveLife Legacy® III; Incentive Life Legacy® II (EFLOA); IncentiveLife Legacy® III (EFLOA); Incentive Life Optimizer®; Incentive Life Optimizer® II; IncentiveLife Optimizer® III; IncentiveLife Optimizer® III (EFLOA); Incentive Life Plus®; Investment Edge® 15.0; Momentumsm; Momentumsm Plus; Special Offer Policy; Survivorship Incentive Lifesm Legacy

This means if you own one of the products listed above you can allocate contributions or transfer account value into the corresponding variable investment options once they are available. However, this also means if you own one of the products listed above you cannot allocate contributions or transfer account value into the corresponding variable investment options before they are available, and any premature allocation instructions will not be in good order.

3

The Accumulator® Series

A combination variable and fixed deferred annuity contract

Prospectus dated May 1, 2020

Please read and keep this Prospectus for future reference. It contains important information that you should know before purchasing or taking any other action under your contract. This Prospectus supersedes all prior Prospectuses and supplements. You should read the prospectuses for each Trust, which contain important information about the portfolios.

What is the Accumulator® Series?

The Accumulator® Series are deferred annuity contracts issued by Equitable Financial Life Insurance Company (the “Company”, “we”, “our” and “us”), formerly AXA Equitable Life Insurance Company. The series consists of Accumulator®, Accumulator® PlusSM, Accumulator® EliteSM and Accumulator® SelectSM. The contracts provide for the accumulation of retirement savings and for income. The contracts offer income and death benefit protection. They also offer a number of payout options. You invest to accumulate value on a tax-deferred basis in one or more of our “investment options”: (i) variable investment options, (ii) the guaranteed interest option, or (iii) the account for special dollar cost averaging or the account for special money market dollar cost averaging.(†)

For Accumulator® Plus contracts, we allocate a credit to your account value at the same time we allocate your contribution. Under the Accumulator® Plus contracts, a portion of the withdrawal charge and mortality and expense risks charge are used to recover the cost of providing the credit. The charge associated with the credit may, over time, exceed the sum of the credit and related earnings. Expenses for a contract with a credit may be higher than expenses for a contract without a credit.

This Prospectus is a disclosure document and describes all of the contract’s material features, benefits, rights and obligations, as well as other information. The description of the contract’s material provisions in this Prospectus is current as of the date of this Prospectus. If certain material provisions under the contract are changed after the date of this Prospectus in accordance with the contract, those changes will be described in a supplement to this Prospectus. You should carefully read this Prospectus in conjunction with any applicable supplements. The contract should also be read carefully.

The contract may not be available in all states. In addition, certain features and benefits described in this Prospectus may vary in your state and may not be available at the time you purchased the contract. See Appendix VI later in this Prospectus for more information on state availability and/or variations of certain features and benefits. All features and benefits described in this Prospectus may not be available in all contracts or from all selling broker-dealers. You may contact us to purchase any version of the contract if a version is not offered by the selling broker-dealer. We have the right to restrict availability of any optional feature or benefit. Not all optional features and benefits may be available in combination with other optional features and benefits. We can refuse to accept any application or contribution from

(†)

The account for special dollar cost averaging is only available with Accumulator® and Accumulator® EliteSM contracts. The account for special money market dollar cost averaging is only available with Accumulator® PlusSM and Accumulator® SelectSM contracts.

you at any time, including after you purchase the contract. No contributions are accepted after the first contract year (other than QP contracts).

Variable investment options

•	1290 VT SmartBeta Equity(1)
•	1290 VT Socially Responsible
•	EQ/400 Managed Volatility
•	EQ/2000 Managed Volatility
•	EQ/AB Small Cap Growth
•	EQ/Aggressive Growth Strategy(*)(1)
•	EQ/Balanced Strategy(*)
•	EQ/Common Stock Index
•	EQ/Conservative Growth Strategy(*)
•	EQ/Conservative Strategy(*)
•	EQ/Core Bond Index
•	EQ/Equity 500 Index
•	EQ/Franklin Small Cap Value Managed Volatility
•	EQ/Global Equity Managed Volatility
•	EQ/Growth Strategy(*)
•	EQ/Intermediate Government Bond
•	EQ/International Core Managed Volatility
•	EQ/International Equity Index
•	EQ/International Value Managed Volatility
•	EQ/Janus Enterprise
•	EQ/Large Cap Core Managed Volatility
•	EQ/Large Cap Growth Index
•	EQ/Large Cap Growth Managed Volatility
•	EQ/Large Cap Value Index
•	EQ/Large Cap Value Managed Volatility
•	EQ/Mid Cap Index
•	EQ/Mid Cap Value Managed Volatility
•	EQ/Moderate Growth Strategy(*)
•	EQ/Money Market
•	EQ/Quality Bond Plus
•	EQ/Small Company Index
•	Multimanager Technology

(*)	The “EQ Strategic Allocation Portfolios.”
(1)

This is the surviving variable investment option of a Portfolio merger. Please see “Portfolios of the Trust” later in this prospectus for the name of the acquired variable investment option which may continue to be used in certain documents for a period of time after the date of this prospectus.

Each variable investment option is a subaccount of Separate Account No. 49. Each variable investment option, in turn, invests in a corresponding securities portfolio (“Portfolio”) of EQ Premier VIP Trust or the EQ Advisors Trust (the “Trusts”). Your investment results in a variable investment option will depend on the investment performance of the related Portfolio. At any time, we have the right to limit or terminate your contributions and allocations to any of the variable investment options and to limit the number of variable investment options which you may elect. The contract also includes a guaranteed interest option and the account for special dollar cost averaging (for Accumulator® and Accumulator® EliteSM contracts) or the account for special money market dollar cost averaging (for Accumulator® PlusSM and Accumulator® SelectSM contracts).

The contract includes investment restrictions. You must allocate amounts under either Option A — Asset Allocation (“Option A”) or Option B — Custom Selection (“Option B”), which are discussed later in this Prospectus. Option A requires that 100% of

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense. The contracts are not insured by the FDIC or any other agency. They are not deposits or other obligations of any bank and are not bank guaranteed. They are subject to investment risks and possible loss of principal.

#811380/9.0 All

your account value be invested in the EQ Strategic Allocation Portfolios, the EQ/Money Market Portfolio, the guaranteed interest option or the account for special dollar cost averaging (for Accumulator® and Accumulator® EliteSM contracts) or the account for special money market dollar cost averaging (for Accumulator® PlusSM and Accumulator® SelectSM contracts). Option B permits allocation to additional variable investment options subject to certain category and percentage limitations. Consequently, a contract owner who is interested in having more investment options would elect Option B. If you elect the Guaranteed minimum income benefit I — Asset Allocation (“GMIB I — Asset Allocation”), your contract will be restricted to Option A. If you don’t elect a Guaranteed minimum income benefit or if you elect Guaranteed minimum income benefit II — Custom Selection (“GMIB II — Custom Selection”), you can choose either Option A or Option B. Because GMIB II — Custom Selection permits you to allocate amounts under either Option A or Option B, the fees associated with GMIB II — Custom Selection are higher than those associated with GMIB I — Asset Allocation. See “Allocating your contributions” later in this Prospectus for more information on the requirements related to Options A and B.

Types of contracts.  We offer the contracts for use as:

•	A nonqualified annuity (“NQ”) for after-tax contributions only.

•	An individual retirement annuity (“IRA”), either traditional IRA or Roth IRA.

•	Traditional and Roth Inherited IRA beneficiary continuation contract (“Inherited IRA”) (direct transfer and specified direct rollover contributions only).

•	An annuity that is an investment vehicle for qualified defined contribution plans and certain qualified defined benefit plans (“QP”).

Not all types of contracts are available with each version of the Accumulator® Series contracts. See “Rules regarding contributions to your contract” in “Appendix VIII” for more information.

The registration statement relating to this offering has been filed with the SEC. The statement of additional information (“SAI”) dated May 1, 2020, is part of the registration statement. The SAI is available free of charge. You may request one by writing to our processing office at P.O. Box 1547, Secaucus, NJ 07096-1547 or calling 1-800-789-7771. The SAI is incorporated by this reference into this Prospectus. This Prospectus and the SAI can also be obtained from the SEC’s website at www.sec.gov. The table of contents for the SAI appears at the back of this Prospectus.

The contract is no longer available for new purchasers.  These versions of the Accumulator® Series contracts are no longer available for new purchasers. These contracts are no longer being sold. This Prospectus is designed for current contract owners. Also, in addition to the possible state variations noted above, you should note that your contract features and charges may vary depending on the date on which you purchased your contract. For more information about the particular features, charges and options applicable to you, please contact your financial professional or refer to your contract for contract variation information and timing. You may not change your contract or its features as issued.

Electronic delivery of shareholder reports (pursuant to Rule 30e-3).  Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the shareholder reports for portfolio companies available under your contract will no longer be sent by mail, unless you specifically request paper copies of the reports from the Company or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications electronically from the Company by calling 1-800-789-7771 or by calling your financial intermediary.

You may elect to receive all future reports in paper free of charge. You can inform the Company or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling 1-877-522-5035, by sending an email request to EquitableFunds@dfinsolutions.com, or by calling your financial intermediary. Your election to receive reports in paper will apply to all portfolio companies available under your contract.

Contents of this Prospectus

Index of key words and phrases	5
The Company	7
How to reach us	8
The Accumulator® Series at a glance — key features	10

Fee table	13

Examples	15
Condensed financial information	16

1. Contract features and benefits	17
How you can purchase and contribute to your contract	17
Owner and annuitant requirements	17
How you can make your contributions	18
What are your investment options under the contract?	19
Portfolios of the Trusts	20
Allocating your contributions	26
Credits (for Accumulator® PlusSM contracts only)	31
Guaranteed minimum death benefit and Guaranteed minimum income benefit base	33
Annuity purchase factors	35
Guaranteed minimum income benefit	36
Adding the Guaranteed minimum income benefit after issue	39
Dropping the Guaranteed minimum income benefit after issue	39
Guaranteed minimum death benefit	40
Guaranteed withdrawal benefit for life (“GWBL”)	42
Dropping the Guaranteed withdrawal benefit for life after conversion	49
Guaranteed benefit offers	49
Guaranteed benefit lump sum payment option	49
Inherited IRA beneficiary continuation contract	51
Your right to cancel within a certain number of days	53

2. Determining your contract’s value	54
Your account value and cash value	54
Your contract’s value in the variable investment options	54
Your contract’s value in the guaranteed interest option	54
Your contract’s value in the account for special dollar cost averaging	54
Effect of your account value falling to zero	54
Termination of your contract	55

When we address the reader of this Prospectus with words such as “you” and “your,” we mean the person who has the right or responsibility that the Prospectus is discussing at that point. This is usually the contract owner.

When we use the word “contract” it also includes certificates that are issued under group contracts in some states.

3

3. Transferring your money among investment options	56
Transferring your account value	56
Our administrative procedures for calculating your Roll-up benefit base following a transfer	56
Disruptive transfer activity	57
Rebalancing your account value	58

4. Accessing your money	59
Withdrawing your account value	59
How withdrawals are taken from your account value	63
How withdrawals affect your Guaranteed minimum income benefit and Guaranteed minimum death benefit	63
How withdrawals affect your GWBL	65
Withdrawals treated as surrenders	65
Surrendering your contract to receive its cash value	65
When to expect payments	66
Signature guarantee	66
Your annuity payout options	66

5. Charges and expenses	69
Charges that the Company deducts	69
Charges that the Trusts deduct	74
Group or sponsored arrangements	74
Other distribution arrangements	74

6. Payment of death benefit	75
Your beneficiary and payment of benefit	75
Beneficiary continuation option	78

7. Tax information	81
Overview	81
CARES Act	81
Contracts that fund a retirement arrangement	81
Transfers among investment options	81
Taxation of nonqualified annuities	81
Individual retirement arrangements (IRAs)	84
Traditional individual retirement annuities (traditional IRAs)	85
Roth individual retirement annuities (Roth IRAs)	90
Tax withholding and information reporting	93
Special rules for contracts funding qualified plans	94
Impact of taxes to the Company	94

8. More information	95
About Separate Account No. 49	95
About the Trusts	95
About the general account	95
About other methods of payment	96
Dates and prices at which contract events occur	96
About your voting rights	97

COVID-19	97
Cybersecurity risks and catastrophic events	98
Statutory compliance	98
About legal proceedings	98
Financial statements	98
Transfers of ownership, collateral assignments, loans and borrowing	98
About Custodial IRAs	99
How divorce may affect your guaranteed benefits	99
How divorce may affect your Joint Life GWBL	99
Distribution of the contracts	99

Appendices

I	—	Condensed financial information	I-1

II	—	Purchase considerations for QP contracts	II-1

III	—	Enhanced death benefit example	III-1

IV	—	Hypothetical illustrations	IV-1

V	—	Earnings enhancement benefit example	V-1

VI	—	State contract availability and/or variations of certain features and benefits	VI-1

VII	—	Contract variations	VII-1

VIII	—	Rules regarding contributions to your contract	VIII-1

IX	—	Guaranteed benefit lump sum payout option hypothetical illustrations	IX-1

Statement of additional information Table of contents

4

Index of key words and phrases

This index should help you locate more information on the terms used in this Prospectus.

Page

5% Roll-up to age 80 (GMIB I — Asset Allocation)	33
5% Roll-up to age 80 (GMIB II — Custom Selection)	33
account for special dollar cost averaging	26
account for special money market dollar cost averaging	30
account value	54
administrative charge	69
annual administrative charge	70
Annual Ratchet	46
Annual Ratchet to age 80 enhanced death benefit	34
annuitant	17
annuitization	66
annuity maturity date	48, 68
annuity payout options	66
annuity purchase factors	35
automatic annual reset program	35
automatic customized reset program	35
beneficiary	75
Beneficiary continuation option (“BCO”)	51
business day	96
cash value	54
charges for state premium and other applicable taxes	73
contract date	18
contract date anniversary	18
contract year	18
contributions to Roth IRAs	90
regular contributions	91
rollovers and transfers	91
conversion contributions	91
contributions to traditional IRAs	85
regular contributions	85
rollovers and direct transfers	86
Conversion effective date	42
Conversion transaction date	42
credit	31
disability, terminal illness or confinement to nursing home	71
disruptive transfer activity	57
Distribution Charge	70
Earnings enhancement benefit	41
Earnings enhancement benefit charge	73
EQ Strategic Allocation Portfolios	1
ERISA	74, 81
Excess withdrawal	43, 46
Fixed-dollar option	31
free look	53
free withdrawal amount	71
general account	95
General dollar cost averaging	30

Page

GMIB addition date	39
GMIB effective date	33, 39
GMIB effective date anniversary	37, 38
guaranteed interest option	26
Guaranteed minimum death benefit	40
Guaranteed minimum death benefit and Guaranteed minimum income benefit base	33
Guaranteed minimum income benefit	36
Guaranteed minimum income benefit charge	72
Guaranteed minimum income benefit “no lapse guarantee”	47, 54
Guaranteed withdrawal benefit for life (“GWBL”)	42
Guaranteed withdrawal benefit for life charge	73
GWBL benefit base	43
Inherited IRA	2
Investment simplifier	31
investment options	1
IRA	2
IRS	81
lifetime required minimum distribution withdrawals	62
market timing	57
Maturity date annuity payments	68, 82
Mortality and expense risks charge	69
Non-qualified (“NQ”)	2
one-time reset option	35
Online Account Access	8
Option A — Asset Allocation	26
Option B — Custom Selection	27
partial withdrawals	60
participant	18
Portfolio	1
processing office	2, 8
Qualified Plan (“QP”)	2
Rebalancing	58
Roll-up benefit base reset option	8
Roth IRA	90
SAI	2
SEC	1
Separate Account No. 49	95
Special dollar cost averaging	29
Special money market dollar cost averaging	30
standard death benefit	33
substantially equal withdrawals	61
Spousal continuation	76
systematic withdrawals	61
traditional IRA	85
Trusts	1, 95
unit	54
variable investment options	1, 19
wire transmittals and electronic applications	96
withdrawal charge	70

5

To make this Prospectus easier to read, we sometimes use different words than in the contract or supplemental materials. This is illustrated below. Although we use different words, they have the same meaning in this Prospectus as in the contract or supplemental materials. Your financial professional can provide further explanation about your contract or supplemental materials.

Prospectus	Contract or Supplemental Materials
variable investment options	Investment Funds

account value	Annuity Account Value

unit	Accumulation Unit

Guaranteed minimum income benefit excess withdrawal	Excess Withdrawal

6

The Company

We are Equitable Financial Life Insurance Company, a New York stock life insurance corporation. We have been doing business since 1859. The Company is an indirect wholly owned subsidiary of Equitable Holdings, Inc. No other company has any legal responsibility to pay amounts that the Company owes under the contracts. The Company is solely responsible for paying all amounts owed to you under your contract.

Equitable Holdings, Inc. and its consolidated subsidiaries managed approximately $734.4 billion in assets as of December 31, 2019. For more than 160 years the Company has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia and Puerto Rico. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.

7

How to reach us

Please communicate with us at the mailing addresses listed below for the purposes described. You can also use our Online Account Access system to access information about your account and to complete certain requests through the Internet. Certain methods of contacting us, such as by telephone or electronically, may be unavailable, delayed or discontinued. For example, our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing. In addition, the level and type of service available may be restricted based on criteria established by us. In order to avoid delays in processing, please send your correspondence and check to the appropriate location, as follows:

For correspondence with checks:

For contributions sent by regular mail:

Retirement Service Solutions

P.O. Box 1577

Secaucus, NJ 07096-1577

For contributions sent by express delivery:

Retirement Service Solutions

500 Plaza Drive, 6th Floor

Secaucus, NJ 07094

For correspondence without checks:

For all other communications (e.g., requests for transfers, withdrawals, or required notices) sent by regular mail:

Retirement Service Solutions

P.O. Box 1547

Secaucus, NJ 07096-1547

For all other communications (e.g., requests for transfers, withdrawals, or required notices) sent by express delivery:

Retirement Service Solutions

500 Plaza Drive, 6th Floor

Secaucus, NJ 07094

Your correspondence will be picked up at the mailing address noted above and delivered to our processing office. Your correspondence, however, is not considered received by us until it is received at our processing office. Where this Prospectus refers to the day when we receive a contribution, request, election, notice, transfer or any other transaction request from you, we mean the day on which that item (or the last thing necessary for us to process that item) arrives in complete and proper form at our processing office or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives (1) on a day that is not a business day or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day. Our processing office is: 500 Plaza Drive, 6th Floor, Secaucus, New Jersey 07094.

Reports we provide:

•

written confirmation of financial transactions and certain non-financial transactions, including addition of the Guaranteed minimum income benefit after contract issuance and termination of a systematic withdrawal option;

•	statement of your account value at the close of each calendar year, and any calendar quarter in which there was a financial transaction; and

•

annual statement of your account value as of the close of the contract year, including notification of eligibility to exercise the Guaranteed minimum income benefit and/or the Roll-up benefit base reset option and eligibility to convert the Guaranteed minimum income benefit to the Guaranteed withdrawal benefit for life at age 80.

Online Account Access system:

Online Account Access is designed to provide this information through the Internet. You can obtain information on:

•	your current account value;

•	your current allocation percentages;

•	the number of units you have in the variable investment options;

•	the daily unit values for the variable investment options; and

•	performance information regarding the variable investment options.

You can also:

•	change your allocation percentages and/or transfer among the investment options;

•	rebalance under Option A

•	elect to receive certain contract statements electronically;

•	change your address;

•	change your password; and

•	access Frequently Asked Questions and Service Forms.

Online Account Access is normally available seven days a week, 24 hours a day. You may access Online Account Access by visiting our website at www.equitable.com. Of course, for reasons beyond our control, this service may sometimes be unavailable.

We have established procedures to reasonably confirm that the instructions communicated by the Internet are genuine. For example, we will require certain personal identification information before we will act on Internet instructions and we will provide written confirmation of your transfers. If we do not employ reasonable procedures to confirm the genuineness of Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following Internet instructions we reasonably believe to be genuine.

We reserve the right to limit access to this service if we determine that you engaged in a disruptive transfer activity, such as “market timing” (see “Disruptive transfer activity” in “Transferring your money among investment options” later in this Prospectus).

8

Customer service representative:

You may also use our toll-free number (1-800-789-7771) to speak with one of our customer service representatives. Our customer service representatives are available on the following business days:

•	Monday through Thursday from 8:30 a.m. until 7:00 p.m., Eastern time.

•	Friday from 8:30 a.m. until 5:30 p.m., Eastern time.

We require that the following types of communications be on specific forms we provide for that purpose (and submitted in the manner that the forms specify):

(1)	authorization for telephone transfers by your financial professional;

(2)	conversion of a traditional IRA to a Roth IRA contract;

(3)	tax withholding elections (see withdrawal request form);

(4)	election of the beneficiary continuation option;

(5)	IRA contribution recharacterizations;

(6)	Section 1035 exchanges;

(7)	direct transfers and rollovers;

(8)	exercise of the Guaranteed minimum income benefit;

(9)	requests to reset your Roll-up benefit base by electing one of the following: one-time reset option, automatic annual reset program or automatic customized reset program;

(10)	requests to opt out of or back into the Annual Ratchet of the GWBL benefit base;

(11)	death claims;

(12)	change in ownership (NQ only, if available under your contract);

(13)	requests for enrollment in either our Maximum payment plan or Customized payment plan under the GWBL;

(14)	purchase by, or change of ownership to, a nonnatural owner;

(15)	requests to collaterally assign your NQ contract;

(16)	requests to drop the GWBL or add or drop the Guaranteed minimum income benefit;

(17)	election to convert the Guaranteed minimum income benefit to the GWBL at age 80;

(18)	requests to add a Joint life after conversion of the Guaranteed minimum income benefit to the GWBL at age 80;

(19)

requests to transfer, re-allocate, rebalance, make subsequent contributions and change your future allocations (except that certain transactions may be permitted through the Online Account Access system);

(20)	transfers into and among the investment options; and

(21)	requests for withdrawals.

We also have specific forms that we recommend you use for the following types of requests:

(1)	beneficiary changes;

(2)	contract surrender;

(3)	general dollar cost averaging (including the fixed dollar and interest sweep options);

(4)	special money market dollar cost averaging (for Accumulator® PlusSM and Accumulator® SelectSM contracts only); and

(5)	special dollar cost averaging (for Accumulator® and Accumulator® EliteSM contracts only).

To cancel or change any of the following, we require written notification generally at least seven calendar days before the next scheduled transaction:

(1)	general dollar cost averaging (including the fixed dollar and interest sweep options);

(2)	special money market dollar cost averaging (for Accumulator® PlusSM and Accumulator® SelectSM contracts only);

(3)	special dollar cost averaging (for Accumulator® and Accumulator® EliteSM contracts only);

(4)	substantially equal withdrawals;

(5)	systematic withdrawals;

(6)	the date annuity payments are to begin; and

(7)	RMD payments from inherited IRAs.

To cancel or change any of the following, we require written notification at least one calendar day prior to your contract date anniversary:

(1)	automatic annual reset program; and

(2)	automatic customized reset program.

You must sign and date all these requests. Any written request that is not on one of our forms must include your name and your contract number along with adequate details about the notice you wish to give or the action you wish us to take. Some requests may be completed online; you can use our Online Account Access system to contact us and to complete such requests through the Internet. In the future, we may require that certain requests be completed online.

Signatures:

The proper person to sign forms, notices and requests would normally be the owner. If there are joint owners, both must sign.

eDelivery:

You can register to receive statements and other documents electronically. You can do so by visiting our website at www.equitable.com.

9

The Accumulator® Series at a glance — key features

Four Contract Series	This Prospectus describes The Accumulator® Series contracts — Accumulator®, Accumulator® PlusSM, Accumulator® EliteSM and Accumulator® SelectSM. Each series provides for the accumulation of retirement savings and income, offers income and death benefit protection, and offers various payout options.

Each series provides a different charge structure. For details, please see the summary of the contract features below, the “Fee table” and “Charges and expenses” later in this Prospectus.

Each series is subject to different contribution rules, which are described in “Contribution amounts” later in this section and in “How you can purchase and contribute to your contract” in “Contract features and benefits” and “Rules regarding contributions to your contract” in “Appendix VIII” later in this Prospectus.

The chart below shows the availability of key features under each series of the contract.

	Accumulator®	Accumulator® PlusSM	Accumulator® EliteSM	Accumulator® SelectSM
Special dollar cost averaging	Yes	No	Yes	No
Special money market dollar cost averaging	No	Yes	No	Yes
Credits	No	Yes	No	No

Throughout the Prospectus, any differences among the contract series are identified.

You should work with your financial professional to decide which series of the contract may be appropriate for you based on a thorough analysis of your particular insurance needs, financial objectives, investment goals, time horizons and risk tolerance.
Professional investment management	The Accumulator® Series’ variable investment options invest in different Portfolios managed by professional investment advisers.
Guaranteed interest option	• Principal and interest guarantees. • Interest rates set periodically.
Account for special dollar cost averaging	Available for dollar cost averaging all or a portion of any eligible contribution to your contract (available for Accumulator® and Accumulator® EliteSM contracts only).
Tax considerations	• No tax on earnings inside the contract until you make withdrawals from your contract or receive annuity payments.
• No tax on transfers among investment options inside the contract.
If you are purchasing or contributing to an annuity contract, which is an Individual Retirement Annuity (IRA) or to fund an employer retirement plan (QP or Qualified Plan), you should be aware that such annuities do not provide tax deferral benefits beyond those already provided by the Internal Revenue Code for these types of arrangements. Before purchasing or contributing to one of these contracts, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of these annuities compared with any other investment that you may use in connection with your retirement plan or arrangement. Depending on your personal situation, the contract’s guaranteed benefits may have limited usefulness because of required minimum distributions (“RMDs“).

10

Guaranteed minimum income benefit

The Guaranteed minimum income benefit provides income protection for you during your life once you elect to annuitize the contract by exercising the benefit. If you elect GMIB I — Asset Allocation, your contract will be restricted to Option A. If you elect GMIB II — Custom Selection, you may allocate amounts under either Option A or Option B, and therefore, the fees associated with GMIB II — Custom Selection are higher than those associated with GMIB I — Asset Allocation. If you do not elect to exercise the Guaranteed minimum income benefit, this benefit will automatically convert to a Guaranteed withdrawal benefit for life as of the contract date anniversary following age 80, unless you terminate the benefit.

The Guaranteed withdrawal benefit for life guarantees that you can take withdrawals up to a maximum amount each contract year. Excess withdrawals can cause a significant reduction in your benefit. The benefit is available only on a conversion from the Guaranteed minimum income benefit on the contract date anniversary following age 80. If you have not elected to exercise the Guaranteed minimum income benefit as of the contract date anniversary following age 80, the Guaranteed minimum income benefit will automatically convert to the Guaranteed withdrawal benefit for life effective on that date. You will be restricted to Option A under the Guaranteed withdrawal benefit for life.

Contribution amounts	The chart below shows the minimum initial and additional contribution amounts under the contracts. Please see “How you can purchase and contribute to your contract” under “Contract features and benefits” and “Rules regarding contributions to your contract” in “Appendix VIII” for more information.

	Accumulator®	Accumulator® PlusSM	Accumulator® EliteSM	Accumulator® SelectSM
NQ	$5,000($500)	$10,000($500)	$10,000($500)	$25,000($500)
Traditional IRA	$5,000($50)	$10,000($50)	$10,000($50)	$25,000($50)
Roth IRA	$5,000($50)	$10,000($50)	$10,000($50)	$25,000($50)
Inherited IRA Beneficiary Continuation contract (traditional IRA or Roth IRA) (“Inherited IRA”)	$5,000($1,000)	n/a	$10,000($1,000)	$25,000($1,000)
QP	$5,000($500)	$10,000($500)	$10,000($500)	n/a

•   No contributions after first contract year (other than QP contracts)

•   Maximum contribution limitations apply to all contracts. For more information, please see “How you can purchase and contribute to your contract” in “Contract features and benefits” later in this Prospectus.

In general, contributions are limited to $1.5 million ($500,000 maximum for owners or annuitants who are age 81 and older at contract issue) under all Accumulator® Series contracts with the same owner or annuitant. Subsequent contributions are not permitted after conversion to the Guaranteed withdrawal benefit for life. Upon advance notice to you, we may exercise certain rights we have under the contract regarding contributions, including our rights to (i) change minimum and maximum contribution requirements and limitations, and (ii) discontinue acceptance of contributions. Further, we may at any time exercise our rights to limit or terminate your contributions and transfers to any of the variable investment options and to limit the number of variable investment options which you may elect. For more information, please see “How you can purchase and contribute to your contract” in “Contract features and benefits” later in this Prospectus.
Credit (Accumulator® PlusSM contracts only)	We allocate your contributions to your account value. We allocate a credit to your account value at the same time that we allocate your contributions. The credit will apply to additional contribution amounts only to the extent that those amounts exceed total withdrawals from the contract. The amount of credit may be up to 5% of each contribution, depending on certain factors. The credit is subject to recovery by us in certain limited circumstances.

11

Access to your money

•   Partial withdrawals

•   Several withdrawal options on a periodic basis

•   Contract surrender

•   Maximum payment plan (only under contracts with GWBL)

•   Customized payment plan (only under contracts with GWBL)

•   You may incur a withdrawal charge (not applicable to Accumulator® SelectSM contracts) for certain withdrawals or if you surrender your contract. You may also incur income tax and a tax penalty. Certain withdrawals will diminish the value of optional benefits.

Payout options	• Fixed annuity payout options
Additional features

•   Guaranteed minimum death benefit options

•   Dollar cost averaging

•   Automatic quarterly account value rebalancing (Option B only)

•   Free transfers

•   Waiver of withdrawal charge for certain withdrawals, disability, terminal illness, or confinement to a nursing home (not applicable to Accumulator® SelectSM contracts)

•   Earnings enhancement benefit, an optional death benefit available under certain contracts

•   Option to add or drop the Guaranteed minimum income benefit after issue

•   Option to drop the Guaranteed withdrawal benefit for life after conversion

•   Spousal continuation

•   Beneficiary continuation option (IRA and NQ only)

•   Roll-up benefit base reset

Fees and charges	Please see “Fee table” later in this section for complete details.
Owner and annuitant issue ages	Please see “Rules regarding contributions to your contract” in “Appendix VIII” for owner and annuitant issue ages applicable to your contract.
Your right to cancel	To exercise your cancellation right you must mail the contract, with a signed letter of instruction electing this right, to our processing office within 10 days after you receive it. If state law requires, this “free look” period may be longer. See “Your right to cancel within a certain number of days” in “Contract features and benefits” later in this Prospectus for more information.
Guaranteed benefit offers	From time to time, we may offer you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits. See “Guaranteed benefit offers” in “Contract features and benefits” for more information.

The table above summarizes only certain current key features and benefits of the contract. The table also summarizes certain current limitations, restrictions and exceptions to those features and benefits that we have the right to impose under the contract and that are subject to change in the future. In some cases, other limitations, restrictions and exceptions may apply. The contract may not currently be available in all states. Certain features and benefits described in this Prospectus may vary in your state; all features and benefits may not be available in all contracts, in all states or from all selling broker-dealers. You may contact us to purchase any version of the contract if a version is not offered by the selling broker-dealer. Please see Appendix VI later in this Prospectus for more information on state availability and/or variations of certain features and benefits.

For more detailed information, we urge you to read the contents of this Prospectus, as well as your contract. This Prospectus is a disclosure document and describes all of the contract’s material features, benefits, rights and obligations, as well as other information. The Prospectus should be read carefully before investing. Please feel free to speak with your financial professional, or call us, if you have any questions.

Other contracts

We offer a variety of fixed and variable annuity contracts. They may offer features, including investment options, credits, fees and/or charges that are different from those in the contracts offered by this Prospectus. Not every contract is offered through every selling broker-dealer. Some selling broker-dealers may not offer and/or limit the offering of certain features or options, as well as limit the availability of the contracts, based on issue age or other criteria established by the selling broker-dealer. Upon request, your financial professional can show you information regarding our other annuity contracts that he or she distributes. You can also contact us to find out more about the availability of any of our annuity contracts.

You should work with your financial professional to decide whether an optional benefit is appropriate for you based on a thorough analysis of your particular insurance needs, financial objectives, investment goals, time horizons and risk tolerance.

12

Fee table

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. Each of the charges and expenses is more fully described in “Charges and expenses” later in this Prospectus.

The first table describes fees and expenses that you will pay at the time you surrender the contract or if you make certain withdrawals or transfers, apply your cash value to certain payout options or request special services. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply.(1)

Charges we deduct from your account value at the time you request certain transactions
Maximum withdrawal charge as a percentage of contributions withdrawn(2) (deducted if you surrender your contract or make certain withdrawals or apply your cash value to certain payout options).	Accumulator® 7.00%	Accumulator® PlusSM 8.00%	Accumulator® EliteSM 8.00%	Accumulator® SelectSM N/A

Special services charges

• Wire transfer charge	Current and Maximum Charge:	$90

• Express mail charge	Current and Maximum Charge:	$35

• Duplicate contract charge	Current and Maximum Charge:	$35(3)

The following tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including the underlying trust portfolio fees and expenses.

Charges we deduct from your account value on each contract date anniversary
Maximum annual administrative charge(4)
If your account value on a contract date anniversary is less than $50,000(5)	$30

If your account value on a contract date anniversary is $50,000 or more	$0

Charges we deduct from your variable investment options expressed as an annual percentage of daily net assets(6)
Separate account annual expenses:	Accumulator®	Accumulator® PlusSM	Accumulator® EliteSM	Accumulator® SelectSM

Mortality and expense risks(7)	0.80%	0.95%	1.10%	1.10%

Administrative	0.30%	0.35%	0.30%	0.25%

Distribution	0.20%	0.25%	0.25%	0.35%

Total Separate account annual expenses	1.30%	1.55%	1.65%	1.70%

Charges we deduct from your account value each year if you elect any of the following optional benefits
Guaranteed minimum death benefit charge (Calculated as a percentage of the applicable benefit base.(8) Deducted annually(9) on each contract date anniversary for which the benefit is in effect.)

Standard death benefit	No Charge

Annual Ratchet to age 80	0.25%

Annual Ratchet to age 80 (New York and Washington)	0.30%

13

Greater of 5% Roll-up to age 80 or Annual Ratchet to age 80 (“Greater of” GMDB I) (only available if you also elect Guaranteed minimum income benefit I — Asset Allocation)

Maximum Charge (if you elect to reset the Roll-up benefit base, we will increase your charge to)	1.05%	(13)

Current Charge	0.90%

Greater of 5% Roll-up to age 80 or Annual Ratchet to age 80 (“Greater of” GMDB II) (only available if you also elect Guaranteed minimum income benefit II — Custom Selection)

Maximum Charge (if you elect to reset the Roll-up benefit base, we will increase your charge to)	1.25%(13)

Current Charge	1.10%
Guaranteed minimum income benefit charge(10) (Calculated as a percentage of the applicable benefit base.(8) Deducted annually(9) on each contract date anniversary for which the benefit is in effect.)

If you elect Guaranteed minimum income benefit I — Asset Allocation

Maximum Charge (if you elect to reset the Roll-up benefit base, we will increase your charge to)	1.20%(13)

Current Charge	0.90%

If you elect Guaranteed minimum income benefit II — Custom Selection

Maximum Charge (if you elect to reset the Roll-up benefit base, we will increase your charge to)	1.40%(13)

Current Charge	1.10%
Earnings enhancement benefit charge(10) (Calculated as a percentage of the account value. Deducted annually(4) on each contract date anniversary for which the benefit is in effect.)	0.35%
Guaranteed withdrawal benefit for life benefit charge(10)(11) (Available only upon conversion of the Guaranteed minimum income benefit and calculated as a percentage of the GWBL benefit base(8) deducted annually(9) on each contract date anniversary for which the benefit is in effect.)

Conversion from Guaranteed minimum income benefit I — Asset Allocation

Maximum Charge (If you reset your Guaranteed minimum income benefit prior to conversion or if your GWBL benefit base ratchets after conversion, we will increase your charge to)	1.20%

Current Charge	0.90%

Conversion from Guaranteed minimum income benefit II — Custom Selection

Maximum Charge (If you reset your Guaranteed minimum income benefit prior to conversion or if your GWBL benefit base ratchets after conversion, we will increase your charge to)	1.40%

Current Charge	1.10%

You also bear your proportionate share of all fees and expenses paid by a “Portfolio” that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses charged by any of the Portfolios

14

that you will pay periodically during the time that you own the contract. These fees and expenses are reflected in the Portfolio’s net asset value each day. Therefore, they reduce the investment return of the Portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each Portfolio’s fees and expenses is contained in the prospectus for the Portfolio.

Portfolio operating expenses expressed as an annual percentage of daily net assets(6)
Total Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets including management fees, 12b-1 fees, service fees, and/or other expenses)(12)	Lowest 0.58%	Highest 1.38%

Notes:

(1)	The current tax charge that might be imposed varies by jurisdiction and currently ranges from 0% to 3.5%.

(2)	Deducted upon a withdrawal of amounts in excess of the 10% free withdrawal amount, if applicable:

The withdrawal charge percentage we use is determined by the contract year in which you make a withdrawal, surrender your contract to receive its cash value, or surrender your contract to apply your cash value to a non-life contingent annuity payout option. For each contribution, we consider the contract year in which we receive that contribution to be “contract year 1”)

Contract Year	Accumulator®	Accumulator® PlusSM	Accumulator® EliteSM
1	7.00%	8.00%	8.00%
2	7.00%	8.00%	7.00%
3	6.00%	7.00%	6.00%
4	6.00%	7.00%	5.00%
5	5.00%	6.00%	0.00%
6	3.00%	5.00%	0.00%
7	1.00%	4.00%	0.00%
8	0.00%	3.00%	0.00%
9	0.00%	2.00%	0.00%
10+	0.00%	0.00%	0.00%

(3)	This charge is currently waived. This waiver may be discontinued at any time, with or without notice.

(4)	If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the charge for that year.

(5)	During the first two contract years this charge, if applicable, is equal to the lesser of $30 or 2% of your account value. Thereafter, the charge, if applicable, is $30 for each contract year.

(6)	Daily net assets is the sum of the value of the amounts invested in all your portfolios before we deduct applicable contract charges, which are set forth in the tables above.

(7)

These charges compensate us for certain risks we assume and expenses we incur under the contract. We expect to make a profit from these charges. For Accumulator® PlusSM contracts, the charges also compensate us for the expense associated with the credit.

(8)

The benefit base is not an account value or cash value. If you elect the Guaranteed minimum income benefit and/or the Guaranteed minimum death benefit at issue, your initial benefit base is equal to your initial contributions to your contract. For Accumulator® PlusSM contracts, your initial benefit base does not include the credit. Subsequent adjustments to the applicable benefit base may result in a benefit base that is significantly different from your total contributions or account value. See “Guaranteed minimum income benefit and Guaranteed minimum death benefit base” and “GWBL benefit base” in “Contract features and benefits” later in this Prospectus.

(9)

If the contract is surrendered or annuitized, or a death benefit is paid, or the benefit is dropped (if applicable), on any date other than the contract date anniversary, we will deduct a pro rata portion of the charge for that year.

(10)

If you elect the Earnings enhancement benefit at issue, and your Guaranteed minimum income benefit then converts to the Guaranteed withdrawal benefit for life, the Earnings enhancement benefit will continue in force after conversion, although it may be adversely affected by withdrawals under the Guaranteed withdrawal benefit for life.

(11)

Please see “Guaranteed withdrawal benefit for life (“GWBL”)” in “Contract features and benefits” for more information about this feature, including its benefit base and the Annual Ratchet provision, and “Guaranteed withdrawal benefit for life benefit charge” in “Charges and expenses,” both later in this Prospectus.

(12)	“Total Annual Portfolio Operating Expenses” may be based, in part, on estimated amounts of such expenses.

(13)	Any reset prior to April 1, 2013 did not result in an increased charge.

Examples

These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying trust fees and expenses (including the underlying portfolio fees and expenses).

15

The examples below show the expenses that a hypothetical contract owner (who has elected the enhanced death benefit that provides for the “Greater of” GMDB II and the Earnings enhancement benefit with the Guaranteed minimum income benefit II — Custom Selection) would pay in the situations illustrated. These examples use an average annual administrative charge based on the charges paid in the prior calendar year which results in an estimated administrative charge calculated as a percentage of contract value, as follows: Accumulator® 0.006%; Accumulator® PlusSM 0.009%; Accumulator® EliteSM 0.012%; and Accumulator® SelectSM 0.005%. The example assumes the maximum charges that would apply based on a 5% return for the “Greater of” GMDB II and the Guaranteed minimum income benefit II — Custom Selection, both of which are calculated as a percentage of each benefit’s benefit base.

The guaranteed interest option, the account for special dollar cost averaging (if applicable under your contract) and the account for special money market dollar cost averaging (if applicable under your contract) are not covered by these examples. However, the annual administrative charge, the withdrawal charge (if applicable under your contract), and the charge for any optional benefits do apply to the guaranteed interest option and the account for special dollar cost averaging (if applicable under your contract) and the account for special money market dollar cost averaging (if applicable under your contract).

These examples assume that you invest $10,000 in the contract for the time periods indicated, and that your investment has a 5% return each year. The example for Accumulator® PlusSM contracts assumes that a 4% credit was applied to your contribution. Other than the administrative charge and the charges for the guaranteed benefits (which are described immediately above), the example also assumes separate account annual expenses and total annual expenses of the Portfolios (before expense limitations). These examples should not be considered a representation of past or future expenses for each option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the example is not an estimate or guarantee of future investment performance. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Accumulator®
	If you surrender your contract at the end of the applicable time period				If you do not surrender your contract at the end of the applicable time period
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
(a) assuming maximum fees and expenses of any of the Portfolios	$1,250	$2,379	$3,554	$6,449	$550	$1,779	$3,054	$6,449
(b) assuming minimum fees and expenses of any of the Portfolios	$1,166	$2,135	$3,162	$5,752	$466	$1,535	$2,662	$5,752

	Accumulator® EliteSM
	If you surrender your contract at the end of the applicable time period				If you do not surrender your contract at the end of the applicable time period
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
(a) assuming maximum fees and expenses of any of the Portfolios	$1,387	$2,487	$3,224	$6,739	$587	$1,887	$3,224	$6,739
(b) assuming minimum fees and expenses of any of the Portfolios	$1,303	$2,244	$2,838	$6,069	$503	$1,644	$2,838	$6,069

	Accumulator® PlusSM
	If you surrender your contract at the end of the applicable time period				If you do not surrender your contract at the end of the applicable time period
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
(a) assuming maximum fees and expenses of any of the Portfolios	$1,391	$2,599	$3,848	$6,806	$591	$1,899	$3,248	$6,806
(b) assuming minimum fees and expenses of any of the Portfolios	$1,306	$2,348	$3,445	$6,098	$506	$1,648	$2,845	$6,098

	Accumulator® SelectSM
	If you annuitize at the end of the applicable time period				If you surrender or do not surrender your contract at the end of the applicable time period
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
(a) assuming maximum fees and expenses of any of the Portfolios	N/A	$2,250	$3,595	$7,124	$592	$1,900	$3,245	$6,774
(b) assuming minimum fees and expenses of any of the Portfolios	N/A	$2,008	$3,209	$6,457	$508	$1,658	$2,859	$6,107

For information on how your contract works under certain hypothetical circumstances, please see Appendix IV at the end of this Prospectus.

Condensed financial information

Please see Appendix I at the end of this Prospectus or the Statement of Additional Information for the unit values and the number of units outstanding as of the end of the periods shown for each of the variable investment options available as of December 31, 2019.

16

1. Contract features and benefits

How you can purchase and contribute to your contract

You may purchase a contract by making payments to us that we call “contributions.” We can refuse to accept any application or contribution from you at any time, including after you purchase the contract. We require a minimum contribution for each type of contract purchased. Maximum contribution limitations also apply. The tables in Appendix VII summarize our current rules regarding contributions to your contract, which rules are subject to change. In some states our rules may vary. Both the owner and the annuitant named in the contract must meet the issue age requirements shown in the table, and contributions are based on the age of the older of the original owner and annuitant. Additional contributions may not be permitted in your state. Please see Appendix VI later in this Prospectus to see if additional contributions are currently permitted in your state.

No contributions are accepted after the first contract year (other than QP contracts). Upon advance notice to you, we may exercise certain rights we have under the contract regarding contributions, including our rights to (i) change minimum and maximum contribution requirements and limitations, and (ii) discontinue acceptance of contributions. We may discontinue acceptance of contributions within the first year. Further, we may at any time exercise our rights to limit or terminate your contributions and transfers to any of the variable investment options and to limit the number of variable investment options which you may elect.

We reserve the right to change our current limitations on your contributions and to discontinue acceptance of contributions.

We may refuse to accept any contribution if the sum of all contributions under all Accumulator® series contracts with the same owner or annuitant would then total more than $1,500,000 ($500,000 for owners or annuitants who are age 81 and older at contract issue). If we do accept a contribution over that $1,500,000 threshold, we may require that the account value be allocated according to Option A. For information about Option A, please see “Allocating your contribution” later in this Prospectus. We may also refuse to accept any contribution if the sum of all contributions under all our annuity accumulation contracts with the same owner or annuitant would then total more than $2,500,000. We may waive these contribution limitations based on certain criteria, including benefits that have been elected, issue age, the total amount of contributions, variable investment option allocations and selling broker-dealer compensation. These contribution limitations may not be applicable in your state. Please see Appendix VI later in this Prospectus.

Subsequent contributions are not permitted after conversion to the Guaranteed withdrawal benefit for life.

The “owner” is the person who is the named owner in the contract and, if an individual, is the measuring life for determining contract benefits. The “annuitant” is the person who is the measuring life for determining the contract’s maturity date. The annuitant is not necessarily the contract owner. Where the owner of a contract is non-natural, the annuitant is the measuring life for determining contract benefits.

Owner and annuitant requirements

Under NQ contracts, the annuitant can be different from the owner. We do not permit partnerships or limited liability companies to be owners of the Accumulator® SelectSM contract. We also reserve the right to prohibit the availability of the Accumulator® SelectSM contract to other non-natural owners. A joint owner may also be named. Only natural persons can be joint owners. This means that an entity such as a corporation cannot be a joint owner.

Owners which are not individuals may be required to document their status to avoid 30% FATCA withholding from U.S.-source income.

For NQ contracts (with a single owner, joint owners, or a non-natural owner) we permit the naming of joint annuitants only when the contract is purchased through an exchange that is intended not to be taxable under Section 1035 of the Internal Revenue Code. In all cases, the joint annuitants must be spouses. In addition, a spouse may be added as a joint annuitant under a non-natural owner contract upon conversion to the Guaranteed withdrawal benefit for life with a joint life option. See “Additional owner and annuitant requirements” under “Guaranteed withdrawal benefit for life.”

Under all IRA contracts, the owner and annuitant must be the same person. In some cases, an IRA contract may be held in a custodial individual retirement account for the benefit of the individual annuitant. See “Inherited IRA beneficiary continuation contract” later in this section for Inherited IRA owner and annuitant requirements.

For the Spousal continuation feature to apply, the spouses must either be joint owners, or, for Single owner contracts, the surviving spouse must be the sole primary beneficiary. The determination of spousal status is made under applicable state law. Certain same-sex civil union and domestic partners may not be eligible for tax benefits under federal law and in some circumstances will be required to take post-death distributions that dilute or eliminate the value of the contractual benefit.

Accumulator® PlusSM and Accumulator® SelectSM contracts are not available for purchase by Charitable Remainder Trusts.

In general, we will not permit a contract to be owned by a minor unless it is pursuant to the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act in your state.

17

Under QP contracts, the owner must be the qualified plan trust and the annuitant must be the plan participant/employee. See Appendix II at the end of this Prospectus for more information on QP contracts.

Certain benefits under your contract, as described in this Prospectus, are based on the age of the owner. If the owner of the contract is not a natural person, these benefits will be based on the age of the annuitant. You may be permitted under the terms of your NQ contract to transfer ownership to a family member. In the event that ownership is changed to a family member, the original owner of the contract will remain the measuring life for determining contract benefits. Under QP contracts, all benefits are based on the age of the annuitant. In this Prospectus, when we use the terms owner and joint owner, we intend these to be references to annuitant and joint annuitant, respectively, if the contract has a non-natural owner. If the Guaranteed minimum income benefit converts to the Guaranteed withdrawal benefit for life, the terms owner and Successor Owner are intended to be references to annuitant and joint annuitant, respectively, if the contract has a non-natural owner. If the contract is jointly owned or is issued to a non-natural owner and the Guaranteed withdrawal benefit for life is not in effect, benefits are based on the age of the older joint owner or older joint annuitant, as applicable. There are additional owner and annuitant requirements if the Guaranteed minimum income benefit converts to the Guaranteed withdrawal benefit for life. See “Guaranteed withdrawal benefit for life (“GWBL”)” in “Contract features and benefits” later in this Prospectus.

Purchase considerations for a charitable remainder trust

(This section only applies to Accumulator® and Accumulator® EliteSM contracts.)

If you are purchasing the contract to fund a charitable remainder trust and elect either an enhanced death benefit or the Guaranteed minimum income benefit (“GMIB”), which you may be able to convert to the Guaranteed withdrawal benefit for life (“GWBL”) at age 80, you should strongly consider “split-funding”: that is, the trust holds investments in addition to this Accumulator® Series contract. Charitable remainder trusts are required to take specific distributions. The charitable remainder trust annual withdrawal requirement may be equal to a percentage of the donated amount or a percentage of the current value of the donated amount. If your Accumulator® Series contract is the only source for such distributions, the payments you need to take may significantly reduce the value of those guaranteed benefits. Such amount may be greater than the annual increase in the GMIB, and/or the enhanced death benefit base and/or greater than the Guaranteed annual withdrawal amount under GWBL. See the discussion of these benefits later in this section.

How you can make your contributions

Except as noted below, contributions must be by check drawn on a U.S. bank, in U.S. dollars, and made payable to the Company. We may also apply contributions made pursuant to an intended Section 1035 tax-free exchange or a direct transfer. We do not accept starter checks or travelers’ checks. All checks are subject to our ability to collect the funds. We reserve the right to reject a payment if it is received in an unacceptable form.

If your contract is sold by a financial professional of Equitable Advisors, LLC (Equitable Financial Advisors in MI and TN), (“Equitable Advisors”), Equitable Advisors will direct us to hold your initial contribution, whether received via check or wire, in a non-interest bearing “Special Bank Account for the Exclusive Benefit of Customers” while Equitable Advisors ensures your application is complete and that suitability standards are met. Equitable Advisors will either complete this process or instruct us to return your contribution to you within the applicable Financial Industry Regulatory Authority, Inc. (“FINRA”) time requirements. Upon timely and successful completion of this review, Equitable Advisors will instruct us to transfer your contribution into our non-interest bearing suspense account and transmit your application to us, so that we can consider your application for processing.

The “contract date” is the effective date of a contract. This usually is the business day we receive the properly completed and signed application, along with any other required documents, and your initial contribution. Your contract date will be shown in your contract. The 12 month period beginning on your contract date and each 12 month period after that date is a “contract year.” The end of each 12 month period is your “contract date anniversary.” For example, if your contract date is May 1, your contract date anniversary is April 30.

As described later in this Prospectus, we deduct guaranteed benefit and annual administrative charges from your account value on your contract date anniversary. If you elected the Guaranteed minimum income benefit, you can only exercise the benefit during the 30 day period following your contract date anniversary. Therefore, if your account value is not sufficient to pay fees on your next contract date anniversary, your contract will terminate without value and you will not have an opportunity to exercise your Guaranteed minimum income benefit unless the no lapse guarantee provision under your contract is still in effect. See “Effect of your account value falling to zero” in “Determining your contract’s value” later in this Prospectus.

If your application is in good order when we receive it for application processing purposes, your contribution will be applied within two business days. If any information we require to issue your contract is missing or unclear, we will hold your contribution while we try to obtain this information. If we are unable to obtain all of the information we require within five business days after we receive an incomplete application or form, we will inform the financial professional submitting the application on your behalf. We will then return the contribution to you, unless you or your financial professional acting on your behalf, specifically direct us to keep your contribution until we receive the required information. The contribution will be applied as of the date we receive the missing information.

18

If your financial professional is with a selling broker-dealer other than Equitable Advisors, your initial contribution must generally be accompanied by a completed application and any other form we need to process the payments. If any information is missing or unclear, we will hold the contribution, whether received via check or wire, in a non-interest bearing suspense account while we try to obtain this information. If we are unable to obtain all of the information we require within five business days after we receive an incomplete application or form, we will inform the financial professional submitting the application on your behalf. We will then return the contribution to you unless you or your financial professional on your behalf, specifically direct us to keep your contribution until we receive the required information. The contribution will be applied as of the date we receive the missing information.

Our “business day” is generally any day the New York Stock Exchange is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the SEC. We may also close early due to such emergency conditions. For more information about our business day and our pricing of transactions, please see “Dates and prices at which contract events occur.”

What are your investment options under the contract?

The contract provides the following investment options: the variable investment options, the guaranteed interest option and the account for special dollar cost averaging (for Accumulator® and Accumulator® EliteSM contracts) or the account for special money market dollar cost averaging (for Accumulator® PlusSM and Accumulator® SelectSM contracts). This section lists each of the variable investment options and describes the guaranteed interest option. The next section, “Allocating your contributions,” discusses dollar cost averaging in general, including the account for special dollar cost averaging (for Accumulator® and Accumulator® EliteSM contracts) or the account for special money market dollar cost averaging (for Accumulator® PlusSM and Accumulator® SelectSM contracts).

Your investment options depend on whether you select Option A or Option B. If you elect Guaranteed minimum income benefit I — Asset Allocation, your contract will be restricted to Option A. If you elect GMIB II — Custom Selection or if you do not elect a GMIB, you can choose either Option A — Asset Allocation or Option B — Custom Selection. For additional information, see “Allocating your contributions” later in this Prospectus.

Variable investment options

Your investment results in any one of the variable investment options will depend on the investment performance of the underlying portfolios. You can lose your principal when investing in the variable investment options. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields, including for the EQ/Money Market variable investment option. Listed below are the currently available Portfolios, their investment objectives and their advisers. We may, at any time, exercise our rights to limit or terminate your contributions, allocations and transfers to any of the variable investment options and to limit the number of variable investment options which you may elect.

19

Portfolios of the Trusts

We offer affiliated Trusts, which in turn offer one or more Portfolios. Equitable Investment Management Group, LLC (“Equitable IMG”), formerly AXA Equitable Funds Management Group, LLC, a wholly owned subsidiary of the Company, serves as the investment adviser of the Portfolios of EQ Premier VIP Trust and EQ Advisors Trust. For some Portfolios, Equitable IMG has entered into sub-advisory agreements with one or more other investment advisers (the “sub-advisers”) to carry out investment decisions for the Portfolios. As such, among other responsibilities, Equitable IMG oversees the activities of the sub-advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the sub-adviser(s) for each Portfolio, if any. The chart below also shows the currently available Portfolios and their investment objectives.

You should be aware that Equitable Advisors and Equitable Distributors, LLC (“Equitable Distributors”) (together, the “Distributors”) directly or indirectly receive 12b-1 fees from the Portfolios for providing certain distribution and/or shareholder support services. These fees will not exceed 0.25% of the Portfolios’ average daily net assets. The Portfolios’ sub-advisers and/or their affiliates may also contribute to the cost of expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the sub-advisers’ respective Portfolios. In addition, Equitable IMG receives management fees and administrative fees in connection with the services it provides to the Portfolios.

As a contract owner, you may bear the costs of some or all of these fees and payments through your indirect investment in the Portfolios. (See the Portfolios’ prospectuses for more information.) These fees and payments, as well as the Portfolios’ investment management fees and administrative expenses, will reduce the underlying Portfolios’ investment returns. The Company and/or its affiliates may profit from these fees and payments. The Company considers the availability of these fees and payment arrangements during the selection process for the underlying Portfolios. These fees and payment arrangements may create an incentive for us to select Portfolios (and classes of shares of Portfolios) that pay us higher amounts.

Some Portfolios invest in other affiliated Portfolios (the “EQ Fund of Fund Portfolios”). The EQ Fund of Fund Portfolios offer contract owners a convenient opportunity to invest in other Portfolios that are managed and have been selected for inclusion in the EQ Fund of Fund Portfolios by Equitable IMG. Equitable Advisors, an affiliated broker-dealer of the Company, may promote the benefits of such Portfolios to contract owners and/or suggest that contract owners consider whether allocating some or all of their account value to such Portfolios is consistent with their desired investment objectives. In doing so, the Company, and/or its affiliates, may be subject to conflicts of interest insofar as the Company may derive greater revenues from the EQ Fund of Fund Portfolios than certain other Portfolios available to you under your contract. Please see “Allocating your contributions” later in this section for more information about your role in managing your allocations.

As described in more detail in the Portfolio prospectuses, the EQ Managed Volatility Portfolios may utilize a proprietary volatility management strategy developed by Equitable IMG (the “EQ volatility management strategy”), and, in addition, certain EQ Fund of Fund Portfolios may invest in affiliated Portfolios that utilize this strategy. The EQ volatility management strategy employs various volatility management techniques, such as the use of ETFs or futures and options, to reduce the Portfolio’s equity exposure during periods when certain market indicators indicate that market volatility is above specific thresholds set for the Portfolio. When market volatility is increasing above the specific thresholds set for a Portfolio utilizing the EQ volatility management strategy, the adviser of the Portfolio may reduce equity exposure. Although this strategy is intended to reduce the overall risk of investing in the Portfolio, it may not effectively protect the Portfolio from market declines and may increase its losses. Further, during such times, the Portfolio’s exposure to equity securities may be less than that of a traditional equity portfolio. This may limit the Portfolio’s participation in market gains and result in periods of underperformance, including those periods when the specified benchmark index is appreciating, but market volatility is high. It may also impact the value of certain guaranteed benefits, as discussed below.

The EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ Fund of Fund Portfolios that invest in Portfolios that use the EQ volatility management strategy, are identified below in the chart by a “✓ “ under the column entitled “Volatility Management.”

You should be aware that having the GMIB and/or certain other guaranteed benefits limits your ability to invest in some of the variable investment options that would otherwise be available to you under the contract. See “Allocating your contributions” under “Contract features and benefits” for more information about the investment restrictions under your contract.

Portfolios that utilize the EQ volatility management strategy (or, in the case of certain EQ Fund of Fund Portfolios, invest in other Portfolios that use the EQ volatility management strategy) and investment option restrictions in connection with any guaranteed benefit that include these Portfolios are designed to reduce the overall volatility of your account value and provide you with risk-adjusted returns over time. The reduction in volatility helps us manage the risks associated with providing guaranteed benefits during times of high volatility in the equity market. During rising markets, the EQ volatility management strategy, however, could result in your account value rising less than would have been the case had you been invested in a Portfolio that does not utilize the EQ volatility management strategy (or, in the case of the EQ Fund of Fund Portfolios, invest exclusively in other Portfolios that do not use the EQ volatility management strategy). This may effectively suppress the value of guaranteed benefit(s) that are eligible for periodic benefit base resets because your benefit base is available for resets only when your account value is higher. Conversely, investing in investment options that feature a managed-volatility strategy

20

may be helpful in a declining market when high market volatility triggers a reduction in the investment option’s equity exposure because during these periods of high volatility, the risk of losses from investing in equity securities may increase. In these instances, your account value may decline less than would have been the case had you not been invested in investment options that feature a volatility management strategy.

Please see the underlying Portfolio prospectuses for more information in general, as well as more information about the EQ volatility management strategy. Please further note that certain other Portfolios may utilize volatility management techniques that differ from the EQ volatility management strategy. Such techniques could also impact your account value and guaranteed benefit(s), if any, in the same manner described above. Please see the Portfolio prospectuses for more information about the Portfolios’ objective and strategies.

Asset Transfer Program.  Portfolio allocations in certain of our variable annuity contracts with guaranteed benefits are subject to our Asset Transfer Program (ATP) feature. The ATP helps us manage our financial exposure in connection with providing certain guaranteed benefits, by using predetermined mathematical formulas to move account value between the EQ/Ultra Conservative Strategy Portfolio (an investment option utilized solely by the ATP) and the other Portfolios offered under those contracts. You should be aware that operation of the predetermined mathematical formulas underpinning the ATP has the potential to adversely impact the Portfolios, including their performance, risk profile and expenses. This means that Portfolio investments in contracts with no ATP feature, such as yours, could still be adversely impacted. Particularly during times of high market volatility, if the ATP triggers substantial asset flows into and out of a Portfolio, it could have the following effects on all contract owners invested in that Portfolio:

(a)

By requiring a Portfolio sub-adviser to buy and sell large amounts of securities at inopportune times, a Portfolio’s investment performance and the ability of the sub-adviser to fully implement the Portfolio’s investment strategy could be negatively affected; and

(b)

By generating higher turnover in its securities or other assets than it would have experienced without being impacted by the ATP, a Portfolio could incur higher operating expense ratios and transaction costs than comparable funds. In addition, even Portfolios structured as funds-of-funds that are not available for investment by contract owners who are subject to the ATP could also be impacted by the ATP if those Portfolios invest in underlying funds that are themselves subject to significant asset turnover caused by the ATP. Because the ATP formulas generate unique results for each contract, not all contract owners who are subject to the ATP will be affected by operation of the ATP in the same way. On any particular day on which the ATP is activated, some contract owners may have a portion of their account value transferred to the EQ/Ultra Conservative Strategy Portfolio investment option and others may not. If the ATP causes significant transfers of total account value out of one or more Portfolios, any resulting negative effect on the performance of those Portfolios will be experienced to a greater extent by a contract owner (with or without the ATP) invested in those Portfolios whose account value was not subject to the transfers.

EQ Advisors Trust Class IB Shares Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
1290 VT SMARTBETA EQUITY*(1)	Seeks to achieve long-term capital appreciation.	• AXA Rosenberg Investment Management, LLC • Equitable Investment Management Group, LLC
1290 VT SOCIALLY RESPONSIBLE	Seeks to achieve long-term capital appreciation.	• BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC
EQ/400 MANAGED VOLATILITY	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• AllianceBernstein L.P. • BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC	✓
EQ/2000 MANAGED VOLATILITY	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• AllianceBernstein L.P. • BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC	✓

21

EQ Advisors Trust Class IB Shares Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
EQ/AB SMALL CAP GROWTH	Seeks to achieve long-term growth of capital.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC
EQ/AGGRESSIVE GROWTH STRATEGY*(2)	Seeks long-term capital appreciation and current income, with a greater emphasis on capital appreciation.	• Equitable Investment Management Group, LLC	✓
EQ/BALANCED STRATEGY	Seeks long-term capital appreciation and current income.	• Equitable Investment Management Group, LLC	✓
EQ/COMMON STOCK INDEX	Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 3000® Index, including reinvestment of dividends, at a risk level consistent with that of the Russell 3000® Index.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC
EQ/CONSERVATIVE GROWTH STRATEGY	Seeks current income and growth of capital, with a greater emphasis on current income.	• Equitable Investment Management Group, LLC	✓
EQ/CONSERVATIVE STRATEGY	Seeks a high level of current income.	• Equitable Investment Management Group, LLC	✓
EQ/CORE BOND INDEX	Seeks to achieve a total return before expenses that approximates the total return performance of the Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index, including reinvestment of dividends, at a risk level consistent with that of the Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index.	• Equitable Investment Management Group, LLC • SSgA Funds Management, Inc.
EQ/EQUITY 500 INDEX	Seeks to achieve a total return before expenses that approximates the total return performance of the Standard & Poor’s 500® Composite Stock Index, including reinvestment of dividends, at a risk level consistent with that of the Standard & Poor’s 500® Composite Stock Index.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	Seeks to achieve long-term total return with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC • Franklin Advisers, Inc.	✓
EQ/GLOBAL EQUITY MANAGED VOLATILITY	Seeks to achieve long-term capital appreciation with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC • Invesco Advisers, Inc. • Morgan Stanley Investment Management Inc.	✓
EQ/GROWTH STRATEGY	Seeks long-term capital appreciation and current income, with a greater emphasis on capital appreciation.	• Equitable Investment Management Group, LLC	✓
EQ/INTERMEDIATE GOVERNMENT BOND	Seeks to achieve a total return before expenses that approximates the total return performance of the Bloomberg Barclays U.S. Intermediate Government Bond Index, including reinvestment of dividends, at a risk level consistent with that of the Bloomberg Barclays U.S. Intermediate Government Bond Index.	• Equitable Investment Management Group, LLC • SSgA Funds Management, Inc.

22

EQ Advisors Trust Class IB Shares Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

•   BlackRock Investment Management, LLC

•   EARNEST Partners, LLC

•   Equitable Investment Management Group, LLC

•   Federated Global Investment Management Corp.

•   Massachusetts Financial Services Company d/b/a MFS Investment Management

✓
EQ/INTERNATIONAL EQUITY INDEX	Seeks to achieve a total return (before expenses) that approximates the total return performance of a composite index comprised of 40% DJ Euro STOXX 50 Index, 25% FTSE 100 Index, 25% TOPIX Index, and 10% S&P/ASX 200 Index, including reinvestment of dividends, at a risk level consistent with that of the composite index.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	Seeks to provide current income and long-term growth of income, accompanied by growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC • Harris Associates L.P.	✓
EQ/JANUS ENTERPRISE	Seeks to achieve capital growth.	• Equitable Investment Management Group, LLC • Janus Capital Management LLC
EQ/LARGE CAP CORE MANAGED VOLATILITY	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• BlackRock Investment Management, LLC • Capital International, Inc. • Equitable Investment Management Group, LLC • Thornburg Investment Management, Inc. • Vaughn Nelson Investment Management	✓
EQ/LARGE CAP GROWTH INDEX	Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 1000® Growth Index, including reinvestment of dividends at a risk level consistent with the Russell 1000® Growth Index.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC

23

EQ Advisors Trust Class IB Shares Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	Seeks to provide long-term capital growth with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

•   BlackRock Investment Management, LLC

•   Equitable Investment Management Group, LLC

•   HS Management Partners, LLC

•   Loomis, Sayles & Company, L.P.

•   Polen Capital Management, LLC

•   T. Rowe Price Associates, Inc.

✓
EQ/LARGE CAP VALUE INDEX	Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 1000® Value Index, including reinvestment of dividends, at a risk level consistent with that of the Russell 1000® Value Index.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC
EQ/LARGE CAP VALUE MANAGED VOLATILITY	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• AllianceBernstein L.P. • BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC • Massachusetts Financial Services Company d/b/a MFS Investment Management	✓
EQ/MID CAP INDEX	Seeks to achieve a total return before expenses that approximates the total return performance of the Standard & Poor’s MidCap 400® Index, including reinvestment of dividends, at a risk level consistent with that of the Standard & Poor’s MidCap 400® Index.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC
EQ/MID CAP VALUE MANAGED VOLATILITY	Seeks to achieve long-term capital appreciation with an emphasis on risk adjusted returns and managing volatility in the Portfolio.	• BlackRock Investment Management, LLC • Diamond Hill Capital Management, Inc. • Equitable Investment Management Group, LLC • Wellington Management Company, LLP	✓
EQ/MODERATE GROWTH STRATEGY	Seeks long-term capital appreciation and current income, with a greater emphasis on current income.	• Equitable Investment Management Group, LLC	✓
EQ/MONEY MARKET(†)	Seeks to obtain a high level of current income, preserve its assets and maintain liquidity.	• BNY Mellon Investment Adviser, Inc. • Equitable Investment Management Group, LLC

24

EQ Advisors Trust Class IB Shares Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
EQ/QUALITY BOND PLUS	Seeks to achieve high current income consistent with moderate risk to capital.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC • Pacific Investment Management Company LLC
EQ/SMALL COMPANY INDEX	Seeks to replicate as closely as possible (before expenses) the total return of the Russell 2000® Index.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC
MULTIMANAGER TECHNOLOGY	Seeks to achieve long-term growth of capital.	• AllianceBernstein L.P. • Allianz Global Investors U.S. LLC • Equitable Investment Management Group, LLC • Wellington Management Company, LLP
(+)

The Portfolio operates as a “government money market fund.” The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.

(*)

This information reflects the merger of variable investment options. The chart below reflects the acquired variable investment which may continue to be used in certain documents for a period of time after the date of this prospectus, and the acquiring variable investment option. The number in the “FN” column corresponds with the number contained in the table above.

FN	Acquired Variable Investment Option	Acquiring Variable Investment Option

(1)	EQ/Templeton Global Equity Managed Volatility	1290 VT SmartBeta Equity

(2)	EQ/Franklin Templeton Allocation Managed Volatility	EQ/Aggressive Growth Strategy

You should consider the investment objective, risks, and charges and expenses of the Portfolios carefully before investing. The prospectuses for the Trusts contain this and other important information about the Portfolios. The prospectuses should be read carefully before investing. In order to obtain copies of Trust prospectuses that do not accompany this Prospectus, you may call one of our customer service representatives at 1-800-789-7771.

25

Guaranteed interest option

The guaranteed interest option is part of our general account and pays interest at guaranteed rates. We discuss our general account under “More information” later in this Prospectus.

We assign an interest rate to each amount allocated to the guaranteed interest option. This rate is guaranteed for a specified period. Therefore, different interest rates may apply to different amounts in the guaranteed interest option.

We credit interest daily to amounts in the guaranteed interest option. There are three levels of interest in effect at the same time in the guaranteed interest option:

(1)	the minimum interest rate guaranteed over the life of the contract,

(2)	the yearly guaranteed interest rate for the calendar year, and

(3)	the current interest rate.

We set current interest rates periodically based on our discretion and according to our procedures that we have in effect at the time. We reserve the right to change these procedures. All interest rates are effective annual rates, but before deduction of annual administrative charges, any withdrawal charges (if applicable under your Accumulator® Series contract) and any optional benefit charges. See Appendix VI later in this Prospectus for state variations.

Depending on the state where your contract is issued, your lifetime minimum rate ranges from 1.00% to 3.00%. The data page for your contract shows the lifetime minimum rate. Check with your financial professional as to which rate applies in your state. The minimum yearly rate will never be less than the lifetime minimum rate. The minimum yearly rate for 2020 is 1%, 1.25%, 1.5%, 2.75% or 3%, depending on your lifetime minimum rate. Current interest rates will never be less than the yearly guaranteed interest rate.

Generally, contributions and transfers into and out of the guaranteed interest option are limited. See “Transferring your money among the investment options” later in this Prospectus for restrictions on transfers to and from the guaranteed interest option.

If you elected a guaranteed benefit that provides a 5% roll-up, an allocation to the guaranteed interest option will effectively reduce the growth rate of your guaranteed benefits because the Roll-up to age 85 benefit base rolls up at 2% with respect to amounts allocated to the guaranteed interest rate option. For more information, see “Guaranteed minimum death benefit and Guaranteed minimum income benefit base” in “Contract features and benefits” and “Our administrative procedures for calculating your Roll-up benefit base following a transfer” in “Transferring your money among investment options” later in this Prospectus.

Account for special dollar cost averaging

(This section only applies to Accumulator® and Accumulator® EliteSM contracts.)

The account for special dollar cost averaging is part of our general account. We pay interest at enhanced guaranteed rates in this account for specified time periods. We will credit interest to the amounts that you have in the account for special dollar cost averaging every day. We set the interest rates periodically based on our discretion and according to procedures that we have. We reserve the right to change these procedures.

We guarantee to pay our current interest rate that is in effect on the date that your contribution is allocated to this account. Your guaranteed interest rate for the time period you select will be shown in your contract for an initial contribution. The rate will never be less than the lifetime minimum rate for the guaranteed interest option. See “Allocating your contributions” below for rules and restrictions that apply to the special dollar cost averaging program.

Allocating your contributions

Your allocation alternatives and procedures depend on whether you select Option A — Asset Allocation or Option B — Custom Selection, which we describe below. You must select either Option A — Asset Allocation or Option B — Custom Selection with your initial contribution. If you elect Guaranteed minimum income benefit I — Asset Allocation, your contract is restricted to Option A. If you elect Guaranteed minimum income benefit II — Custom Selection or if you don’t elect a Guaranteed minimum income benefit, you can choose either Option A or Option B. Upon conversion of GMIB to GWBL, your contract will be restricted to Option A. For more information about allocation changes upon an automatic conversion to the Guaranteed withdrawal benefit for life, see “Automatic conversion” in “Guaranteed withdrawal benefit for life” later in this Prospectus.

In addition, if you are permitted to allocate contributions of more than $1,500,000 to Accumulator® series contracts with the same owner or annuitant, we may restrict your contract to Option A. Subsequent contributions will be allocated according to the investment allocations on file. If you would like your subsequent contributions to be allocated differently, you must submit new allocation instructions on a form that we provide. We will not honor letters of instruction directing the allocation. If you submit new allocation instructions for subsequent contributions under Option B, those allocation instructions must comply with the Option B rules that are in effect at the time that you submit the new allocation instructions. Under certain circumstances you may be able or required to switch from Option A or B to the other, under rules we discuss below.

Option A — Asset Allocation

Under Option A, the Asset Allocation option, all of your account value must be allocated to one or more of the following options: (1) the EQ Strategic Allocation Portfolios; (2) the guaranteed interest option; (3) the EQ/Money Market Portfolio; and (4) the account for special dollar cost averaging (for Accumulator® and Accumulator® EliteSM contracts) or the account for special money market dollar cost averaging (for Accumulator® PlusSM and Accumulator® SelectSM contracts).

The EQ Strategic Allocation Portfolios are:

EQ/Aggressive Growth Strategy

EQ/Balanced Strategy

EQ/Conservative Growth Strategy

26

EQ/Conservative Strategy

EQ/Growth Strategy

EQ/Moderate Growth Strategy

Allocations must be in whole percentages, and you may change your allocations at any time. No more than 25% of any contribution may be allocated to the guaranteed interest option. The total of your allocations into all available investment options must equal 100%. Your ability to allocate contributions to investment options may be subject to restrictions for contracts issued in certain states. See Appendix VI later in this Prospectus for state variations. Dollar cost averaging programs are available in connection with Option A, and they are discussed in “Dollar cost averaging” below.

You can rebalance your account value under Option A by submitting a request to rebalance your account value as of the date we receive your request, however, scheduled recurring rebalancing is not available. Therefore, any subsequent rebalancing transactions would require a subsequent rebalancing request. Your rebalance request must indicate the percentage you want rebalanced in each investment option (whole percentages only) and must comply with the limits regarding transfers into and out of the guaranteed interest option. You can rebalance only to the investment options available under Option A.

When we rebalance your account, we will transfer amounts among the investment options so that the percentage of your account value in each option at the end of the rebalancing date matches the most recent allocation instructions that we have received from you. Rebalancing does not assure a profit or protect against loss, so you should periodically review your allocation percentages as your needs change.

Option B — Custom Selection

Under Option B, the Custom Selection option, all of your account value must be: (1) allocated to the variable investment options according to the category and investment option limits described below; or (2) allocated to the account for special dollar cost averaging (for Accumulator® and Accumulator® EliteSM contracts) or the account for special money market dollar cost averaging (for Accumulator® PlusSM and Accumulator® SelectSM contracts). The guaranteed interest option is not available under Option B.

If you do not elect the account for special dollar cost averaging (for Accumulator® and Accumulator® EliteSM contracts) or the account for special money market dollar cost averaging (for Accumulator® PlusSM and Accumulator® SelectSM contracts), all of your account value must be allocated among the investment options in the following four categories:

Category 1 — Fixed Income

EQ/Core Bond Index

EQ/Intermediate Government Bond

EQ/Money Market

EQ/Quality Bond PLUS

Category 2 — Core Diversified Equity

EQ/Aggressive Growth Strategy(1)

EQ/Balanced Strategy

EQ/Common Stock Index

EQ/Conservative Growth Strategy

EQ/Conservative Strategy

EQ/Equity 500 Index

EQ/Growth Strategy

EQ/Large Cap Core Managed Volatility

EQ/Large Cap Growth Index

EQ/Large Cap Growth Managed Volatility

EQ/Large Cap Value Index

EQ/Large Cap Value Managed Volatility

EQ/Moderate Growth Strategy

Category 3 — Small Cap/Mid Cap/International

EQ/400 Managed Volatility

EQ/2000 Managed Volatility

EQ/AB Small Cap Growth

EQ/Global Equity Managed Volatility

EQ/International Core Managed Volatility

EQ/International Equity Index

EQ/International Value Managed Volatility

EQ/Mid Cap Index

EQ/Mid Cap Value Managed Volatility

EQ/Small Company Index

Category 4 — Specialty

1290 VT SmartBeta Equity(1)

1290 VT Socially Responsible

EQ/Franklin Small Cap Value Managed Volatility

EQ/Janus Enterprise

Multimanager Technology

.(1)

This is the surviving variable investment option of a Portfolio merger. Please see “Portfolios of the Trust” earlier in this prospectus for the name of the acquired variable investment option which may continue to be used in certain documents for a period of time after the date of this prospectus.

Your contributions in the four categories must also generally be allocated according to the following category and investment option limits.

Category and Investment option limits.  The chart below sets forth the general category and investment option limits of Option B — Custom Selection.

Category	1 Fixed Income	2 Core Diversified	3 Small/Mid/ International	4 Specialty
Maximum for category	100%	70%	20%	10%
Minimum for category	30%	0%	0%	0%
Maximum for each option	15%(1)	15%(2)	10%(3)	5%
(1)	EQ/Core Bond Index, EQ/Intermediate Government Bond and EQ/Money Market have a 30% per option maximum limit.
(2)

EQ/Aggressive Growth Strategy, EQ/Balanced Strategy, EQ/Conservative Growth Strategy, EQ/Conservative Strategy, EQ/Growth Strategy and EQ/Moderate Growth Strategy have a 70% per option maximum limit. EQ/Common Stock Index, EQ/Equity 500 Index, EQ/ Large Cap Growth Index and EQ/Large Cap Value Index have a 35% per option maximum limit.

(3)	EQ/Mid Cap Index and EQ/Small Company Index have 20% per option maximum limit.

27

There are no minimum allocations for any one investment option. Allocations must be in whole percentages. The total of your allocations into all available investment options must equal 100%. Your ability to allocate contributions to investment options may be subject to restrictions in certain states. See Appendix VI later in this Prospectus for state variations.

Quarterly Rebalancing (Option B — Custom Selection only).   Under Option B, your account value will be rebalanced automatically each quarter of your contract year. Rebalancing will occur on the same day of the month as your contract date. If that date is after the 28th of a month, rebalancing will occur on the first business day of the following month. If the date occurs on a date other than a business day, the rebalancing will occur on the next business day. The rebalance for the last quarter of the contract year will occur on the contract anniversary date. If this date occurs on a day other than a business day, the rebalance will occur on the business day immediately preceding the contract anniversary date. When we rebalance your account, we will transfer amounts among the investment options so that the percentage of your account value in each option at the end of the rebalancing date matches the most recent allocation instructions that we have received from you. Rebalancing does not assure a profit or protect against loss, so you should periodically review your allocation percentages as your needs change. You may request a rebalancing on the transaction date of a subsequent contribution.

Transfers.  Generally, you may transfer your account value among the variable investment options. However, under Option A, a transfer into the guaranteed interest option (other than a transfer pursuant to a dollar cost averaging program) will not be permitted if such transfer would result in more than 25% of the account value being allocated to the guaranteed interest option, based on the account value as of the previous business day.

You may make transfers among the investment options available under Option B, provided that the transfer meets the category and investment option limits in place at the time of the transfer. In the remainder of this section, we explain our current Option B transfer rules, which we may change in the future. You may make a transfer from one investment option to another investment option within the same category provided the resulting allocation to the receiving investment option does not exceed the investment option maximum in place at the time of the transfer. You can make a transfer from an investment option in one category to an investment option in another category as long as the minimum rules for the transferring category, the minimum and maximum rules for the receiving category and the maximum rule for the receiving investment option are met. You may also request a transfer that would reallocate your account value based on percentages, provided those percentages are consistent with the category and investment option limits in place at the time of the transfer. In calculating the limits for any transfer, we use the account value percentages as of the date prior to the transfer. Transfer requests do not change the allocation instructions on file for any future contribution or rebalancing, although transfer requests will be considered subject to the Custom Selection rules at the time of the request. An investment option transfer under Option B does not automatically change your allocation instructions for the rebalancing of your account on a quarterly basis. This means that upon the next scheduled rebalancing, we will transfer amounts among your investment options pursuant to the allocation instructions previously on file for your account. If you wish to change your allocation instructions for the quarterly rebalancing of your account, these instructions must meet the category and investment option limits in place at the time of the transfer and must be made in writing on a form we provide and sent to the processing office. Please note, however, that an allocation change for future contributions will automatically change the rebalancing instructions on file for your account. We may, at any time, exercise our right to terminate transfers to any of the variable investment options and to limit the number of variable investment options which you may elect. For more information about transferring your account value, please see “Transferring your money among investment options” later in this prospectus.

Allocation instruction changes.  You may change your instructions for allocations of future contributions. Any revised allocation instructions will also be used for quarterly rebalancing. Any revised allocation instructions must meet the category and investment limits in place at the time that the instructions are received.

Possible changes to the category and investment option limits.  We may in the future revise the category limits, the investment limits, the categories themselves, and the investment options within each category, as well as combine the investment options within the same or in different categories (collectively, “category and investment option limits”).

If we change our category and investment option limits, please note the following:

•	Any amounts you have allocated among the variable investment options will not be automatically reallocated to conform with the new category and investment option limits.

•	If your allocation instructions on file prior to a change to our category and investment option limits do not comply with our new category and investment option limits:

—	you will not be automatically required to change your allocation instructions;

—	if you make a subsequent contribution, you will not be required to change your allocation instructions;

—	if you initiate a transfer, you will be required to change your instructions.

•

Any change to your allocation instructions must comply with our new category and investment option limits. Your new allocation instructions will apply to all future transactions, including subsequent contributions, transfers and rebalancing.

28

Switching between options

If you elect the Guaranteed minimum income benefit I — Asset Allocation, your contract will be restricted to Option A (even if you drop the Guaranteed minimum income benefit I — Asset Allocation). If you elect either Guaranteed minimum income benefit and it converts to the Guaranteed withdrawal benefit for life, your contract will be restricted to Option A at the time of the conversion. For more information about allocation changes upon an automatic conversion to the Guaranteed withdrawal benefit for life, see “Automatic conversion” in “Guaranteed withdrawal benefit for life” later in this Prospectus.

If you do not have the Guaranteed minimum income benefit I — Asset Allocation or have not converted to the Guaranteed withdrawal benefit for life, you may select either Option A or Option B. In addition, you may switch between Option A and Option B. There are currently no limits on the number of switches between options, but the Company reserves the right to impose a limit. If you move from one option to another, you are subject to the rules applicable to the new option that are in place at the time of the switch.

Your responsibility for allocation decisions

The contract is between you and the Company. The contract is not an investment advisory account, and the Company is not providing any investment advice or managing the allocations under your contract. In the absence of a specific written arrangement to the contrary, you, as the owner of the contract, have the sole authority to make investment allocations and other decisions under the contract. If your financial professional is with Equitable Advisors, he or she is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your contract. If your financial professional is a registered representative with a broker-dealer other than Equitable Advisors, you should speak with him/her regarding any different arrangements that may apply.

Dollar cost averaging

We offer a variety of dollar cost averaging programs. Under Option A or Option B, you may participate in the special dollar cost averaging program (for Accumulator® and Accumulator® EliteSM contracts) or the special money market dollar cost averaging program (for Accumulator® PlusSM and Accumulator® SelectSM contracts). Under Option A, but not Option B, you may participate in one of two Investment simplifier programs or the general dollar cost averaging program. You may only participate in one program at a time. Each program allows you to gradually allocate amounts to available investment options by periodically transferring approximately the same dollar amount to the investment options you select. Under Option A, your dollar cost averaging transfer allocations to the guaranteed interest option cannot exceed 25% of your dollar cost averaging transfer allocations. Under Option B, dollar cost averaging transfer allocations must also meet Custom Selection guidelines. Regular allocations to the variable investment options will cause you to purchase more units if the unit value is low and fewer units if the unit value is high. Therefore, you may get a lower average cost per unit over the long term. These plans of investing, however, do not guarantee that you will earn a profit or be protected against losses. If a transfer occurs on the same day as a rebalancing, the transfer will be processed before the rebalancing transaction. We may, at any time, exercise our right to terminate transfers to any of the variable investment options and to limit the number of variable investment options which you may elect.

Units measure your value in each variable investment option.

Special dollar cost averaging program.  The special dollar cost averaging program is only available to Accumulator® and Accumulator® EliteSM contract owners. Under the special dollar cost averaging program, you may choose to allocate all or a portion of any eligible contribution to the account for special dollar cost averaging. Under Option A, you may allocate some or all of your contribution to the program. If you elect to allocate only some of your contribution to the program, the remaining contribution amount will be invested as directed in the investment options available under Option A. For amounts allocated to the program, you may provide allocation instructions different than the allocation instructions applicable to the amounts invested directly under Option A. Under Option B, if you elect the program, 100% of your contributions must be allocated to the program. Under the program, we will transfer account value into the investment options based on the most recent allocation instructions we have received from you. Under Option A or Option B, your initial allocation to the program must be at least $2,000 and you may allocate a subsequent contribution to an existing program as long as the contribution to the program is at least $250. Contributions into the program must be new contributions. In other words, you may not make transfers from amounts allocated in other investment options to initiate the program. You may only have one time period in effect at any time and once you select a time period, you may not change it. In Pennsylvania, we refer to this program as “enhanced rate dollar cost averaging.”

We will transfer amounts from the account for special dollar cost averaging into the investment options over an available time period that you select. We offer time periods of 3, 6 or 12 months, during which you will receive an enhanced interest rate. We may also offer other time periods. Your financial professional can provide information on the time periods and interest rates currently available in your state, or you may contact our processing office. If the special dollar cost averaging program is selected at the time of application to purchase the Accumulator® Series contract, a 60 day rate lock will apply from the date of application. Any contribution(s) received during this 60 day period will be credited with the interest rate offered on the date of application for the remainder of the time period selected at application. Any contribution(s) received after the 60 day rate lock period has ended will be credited with the then current interest rate for the remainder of the time period selected at application. Contribution(s) made to a special dollar cost averaging program selected

29

after the Accumulator® Series contract has been issued will be credited with the then current interest rate on the date the contribution is received by the Company for the time period initially selected by you. Once the time period you selected has expired, you may then elect to participate in the special dollar cost averaging program for an additional time period if you are still eligible to make contributions under your contract. At that time, you may also select a different allocation for transfers to the variable investment options, or, if you wish, we will continue to use the selection that you have previously made. Currently, your account value will be transferred from the account for special dollar cost averaging into the investment options on a monthly basis. We may offer this program in the future with transfers on a different basis.

We will transfer all amounts out of the account for special dollar cost averaging by the end of the chosen time period. The transfer date will be the same day of the month as the contract date, but not later than the 28th day of the month. For a special dollar cost averaging program selected after application, the first transfer date and each subsequent transfer date for the time period selected will be one month from the date the first contribution is made into the special dollar cost averaging program, but not later than the 28th day of the month.

The only transfers that will be made from the account for special dollar cost averaging are your regularly scheduled transfers to the investment options. If you request to transfer or withdraw any other amounts from the account for special dollar averaging, we will transfer all of the value that you have remaining in the account for special dollar cost averaging to the investment options according to the allocation percentages for special dollar cost averaging we have on file for you. You may ask us to cancel your participation at any time.

If the Guaranteed minimum income benefit converts to the Guaranteed withdrawal benefit for life, the special dollar cost averaging program is not available.

Special money market dollar cost averaging program.  The special money market dollar cost averaging program is only available to Accumulator® PlusSM and Accumulator® SelectSM contract owners. You may dollar cost average from the account for special money market dollar cost averaging option (which is part of the EQ/Money Market investment option) into the other investment options. Under Option A, you may allocate some or all of your contributions to the program. If you elect to allocate only some of your contribution to the program, the remaining contribution amount will be invested as directed in the investment options available under Option A. For amounts allocated to the program, you may provide allocation instructions different than the allocation instructions applicable to the amounts invested directly under Option A. Under Option B, if you elect the program, 100% of your contributions must be allocated to the program. Under the program, we will transfer account value into the investment options based on the most recent allocation instructions we have received from you. Under Option A or Option B, your initial allocation to the program must be at least $2,000 and you may allocate a subsequent contribution to an existing program as long as the contribution to the program is at least $250. Contributions into the program must be new contributions. In other words, you may not make transfers from amounts allocated in other investment options to initiate the program.

You may elect to participate in a 3, 6 or 12-month program. Each month, we will transfer your account value in the account for special money market dollar cost averaging into the other investment options you select. Once the time period you selected has expired, you may then elect to participate in the special money market dollar cost averaging program for an additional time period if you are still eligible to make contributions under your contract.

Currently, the monthly transfer date from the account for special money market dollar cost averaging option will be the same as your contract date, but not later than the 28th day of the month. For a program selected after application, the first transfer date and each subsequent transfer date will be one month from the date the first contribution is made into the program, but not later than the 28th day of the month. All amounts will be transferred out by the end of the time period in effect.

The only amounts that should be transferred from the account for special money market dollar cost averaging option are your regularly scheduled transfers to the investment options. If you request to transfer or withdraw any other amounts from the account for special money market dollar cost averaging, we will transfer all of the value you have remaining in the account to the investments according to the allocation percentages we have on file for you. You may cancel your participation in the program at any time by notifying us in writing.

If the Guaranteed minimum income benefit converts to the Guaranteed withdrawal benefit for life, the special money market dollar cost averaging program is not available.

General dollar cost averaging program.  Under Option A, if your account value in the EQ/Money Market option is at least $5,000, you may choose, at any time, to have a specified dollar amount or percentage of your value transferred from that option to the other investment options. Under Option A, the investment options to which transfers are made under the program may be different than the investment options you have selected for allocation of your contributions. You can select to have transfers made on a monthly, quarterly or annual basis. The transfer date will be the same calendar day of the month as the contract date, but not later than the 28th day of the month. You can also specify the number of transfers or instruct us to continue making the transfers until all amounts in the EQ/Money Market option have been transferred out. The minimum amount that we will transfer each time is $250.

If, on any transfer date, your value in the EQ/Money Market option is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred.

30

The general dollar cost averaging program will then end. You may change the transfer amount once each contract year or cancel this program at any time.

Investment simplifier.  Under Option A, we offer two Investment simplifier options which are dollar cost averaging programs. You may not participate in an Investment simplifier option when you are participating in the special dollar cost averaging program (for Accumulator® and Accumulator® EliteSM contracts) or the special money market dollar cost averaging program (for Accumulator® PlusSM and Accumulator® SelectSM contracts) or the general dollar cost averaging program. The Investment simplifier options are not available under Option B.

Fixed-dollar option.  Under this option you may elect to have a fixed-dollar amount transferred out of the guaranteed interest option and into the investment options available under Option A. Transfers may be made on a monthly, quarterly or annual basis. You can specify the number of transfers or instruct us to continue to make transfers until all available amounts in the guaranteed interest option have been transferred out.

In order to elect the fixed-dollar option, you must have a minimum of $5,000 in the guaranteed interest option on the date we receive your election form at our processing office. The transfer date will be the same calendar day of the month as the contract date but not later than the 28th day of the month. The minimum transfer amount is $50. Unlike the account for special dollar cost averaging (available in Accumulator® and Accumulator® EliteSM contracts only), this option does not offer enhanced rates. Also, this option is subject to the guaranteed interest option transfer limitations described under “Transferring your account value” in “Transferring your money among investment options” later in this Prospectus. While the program is running, any transfer that exceeds those limitations will cause the program to end for that contract year. You will be notified. You must send in a request form to resume the program in the next or subsequent contract years.

If, on any transfer date, your value in the guaranteed interest option is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred, and the program will end. You may change the transfer amount once each contract year or cancel this program at any time.

Interest sweep option.  Under this option, you may elect to have monthly transfers from amounts in the guaranteed interest option into the investment options available under Option A. The transfer date will be the last business day of the month. The amount we will transfer will be the interest credited to amounts you have in the guaranteed interest option from the last business day of the prior month to the last business day of the current month. You must have at least $7,500 in the guaranteed interest option on the date we receive your election. We will automatically cancel the interest sweep program if the amount in the guaranteed interest option is less than $7,500 on the last day of the month for two months in a row. For the interest sweep option, the first monthly transfer will occur on the last business day of the month following the month that we receive your election form at our processing office.

Interaction of dollar cost averaging and Investment simplifier with other contract features and benefits

You may only participate in one dollar cost averaging program at a time. See “Transferring your money among investment options” later in this Prospectus. If a dollar cost averaging transfer occurs on the same day as a rebalancing, the transfer will be processed before the rebalancing. If your Guaranteed minimum income benefit converts to the Guaranteed withdrawal benefit for life, that will terminate any dollar cost averaging program you have in place at the time, and may limit your ability to elect a new dollar cost averaging program after conversion. See “Guaranteed withdrawal benefit for life (“GWBL”)” later in this Prospectus. Also, for information on how the dollar cost averaging program you select may affect certain guaranteed benefits see “Guaranteed minimum death benefit and Guaranteed minimum income benefit base” below.

We do not deduct a transfer charge for any transfer made in connection with our dollar cost averaging and Investment Simplifier programs. Not all dollar cost averaging programs are available in all states. See Appendix VI later in this Prospectus for more information on state availability.

Credits (for Accumulator® PlusSM contracts only)

A credit will also be allocated to your account value at the same time that we allocate your contribution. Credits are allocated to the same investment options based on the same percentages used to allocate your contributions. We do not include credits in calculating any of your benefit bases under the contract, except to the extent that any credits are part of your account value, which is used to calculate the Annual Ratchet benefit bases or a Roll-up benefit base reset.

The amount of the credit will be 4% or 5% of each contribution based on the following breakpoints and rules:

First year total contributions Breakpoints	Credit percentage applied to contributions
Less than $350,000	4%
$350,000 or more	5%

The percentage of the credit is based on your total first year contributions. This credit percentage will be credited to your initial contribution and each additional contribution made in the first contract year (after adjustment as described below). For QP contracts only, the credit percentage will also be credited for contributions in the second and later contract years. Please note that we may discontinue acceptance of contributions, including within the first contract year. The credit will apply to additional contributions only to the extent that the sum of that contribution and prior contributions to which no credit was applied exceeds the total withdrawals made

31

from the contract since the issue date. The credit will not be applied in connection with a partial conversion of a traditional IRA contract to a Roth IRA contract.

For example, assume you make an initial contribution of $100,000 to your contract and your account value is credited with $4,000 (4% x $100,000). After that, you decide to withdraw $7,000 from your contract. Later, you make a subsequent contribution of $3,000. You receive no credit on your $3,000 contribution since it does not exceed your total withdrawals ($7,000). Further assume that you make another subsequent contribution of $10,000. At that time, your account value will be credited with $240 [4% x (10,000 + 3,000 – 7,000)].

Although the credit, as adjusted at the end of the first contract year, will be based upon first year total contributions, the following rules affect the percentage with which contributions made in the first contract year are credited during the first contract year:

•

Indication of intent: If you indicate in the application at the time you purchase your contract an intention to make contributions to equal or exceed $350,000 in the first contract year (the “Expected First Year Contribution Amount”) and your initial contribution is at least $175,000, your credit percentage will be as follows:

—

For any contributions resulting in total contributions to date less than or equal to your Expected First Year Contribution Amount, the credit percentage will be the percentage that applies to the Expected First Year Contribution Amount based on the table above.

—

If at the end of the first contract year your total contributions were lower than your Expected First Year Contribution Amount such that the credit applied should have been 4%, we will recover any Excess Credit. The Excess Credit is equal to the difference between the credit that was actually applied based on your Expected First Year Contribution Amount (as applicable) and the credit that should have been applied based on first year total contributions. Here, that would be 1%.

—	The “Indication of intent” approach to first year contributions is not available in all states. Please see Appendix IV later in this Prospectus for more information on state availability.

For example:

In your application, you include an Indication of intent to contribute $350,000 and make an initial contribution of $200,000. You do not make any additional contributions in the first contract year. Your account value will initially be credited with $10,000 (5% x $200,000). On your contract date anniversary, your account value will be reduced by $2,000 (1% x $200,000).

•	Upon advance notice to you, we may discontinue acceptance of contributions within the first contract year. Therefore, you may have less than a year to reach your Expected First Year Contribution Amount. We would recover any Excess Credit at the end of the first contract year.

•	No indication of intent:

—	For your initial contribution (if available in your state) we will apply the credit percentage based upon the above table.

—

For any subsequent contribution that results in a higher applicable credit percentage (based on total contributions to date), we will increase the credit percentage applied to that contribution, as well as any prior or subsequent contributions made in the first contract year, accordingly.

In addition to the recovery of any Excess Credit, we will recover all of the credit or a portion of the credit in the following situations:

•

If you exercise your right to cancel the contract, we will recover the entire credit made to your contract (see “Your right to cancel within a certain number of days” later in this Prospectus)(1) Also, you will not be reimbursed for any charges deducted before cancellation, except in states where we are required to return the amount of your contributions. In states where we are required to return your account value, the amount we return to you upon cancellation will reflect any investment gain or loss in the variable investment options (less the daily charges we deduct) associated with your contributions and the full amount of the credit. See “Charges and expenses” later in this Prospectus for more information.

•

If you start receiving annuity payments within three years of making any contribution, we will recover the credit that applies to any contribution made within the prior three years. Please see Appendix VI later in this Prospectus for information on state variations.

•	If the owner (or older joint owner, if applicable) dies during the one-year period following our receipt of a contribution to which a credit was applied, we will recover the amount of such credit.

For example:

You make an initial contribution of $100,000 to your contract and your account value is credited with $4,000 (4% x $100,000). If you (i) exercise your right to cancel the contract, (ii) start receiving annuity payments within three years of making the contribution, or (iii) die during the one-year period following the receipt of the contribution, we will recapture the entire credit and reduce your account value by $4,000.

(1)

The amount we return to you upon exercise of this right to cancel will not include any credit or the amount of charges deducted prior to cancellation but will reflect, except in states where we are required to return the amount of your contributions, any investment gain or loss in the variable investment options associated with your contributions and with the full amount of the credit.

32

We will recover any credit on a pro rata basis from the value in your variable investment options and guaranteed interest option. If there is insufficient value or no value in the variable investment options and guaranteed interest option, any additional amount of the withdrawal required or the total amount of the withdrawal will be withdrawn from the account for special money market dollar cost averaging.

We do not consider credits to be contributions for purposes of any discussion in this Prospectus. We do not include credits in calculating any of your benefit bases under the contract, except to the extent that any benefit base increases as the result of an annual ratchet based on an increase in your account value, which does include credits. Credits are also not considered to be part of your investment in the contract for tax purposes.

We use a portion of the mortality and expense risks charge and withdrawal charge to help recover our cost of providing the credit. We expect to make a profit from these charges. See “Charges and expenses” later in this Prospectus. The charge associated with the credit may, over time, exceed the sum of the credit and any related earnings. While we cannot state with any certainty when this will happen, we believe that it is likely that if you hold your Accumulator® PlusSM contract for 20 years, you may be better off in a contract without a credit, and with a lower mortality and expense risk charge. Your actual results will depend on the investment returns on your contract. Therefore, if you plan to hold the contract for an extended period of time, you may wish to consider purchasing a contract that does not include a credit. You should consider this possibility before purchasing the contract.

Guaranteed minimum death benefit and Guaranteed minimum income benefit base

The Guaranteed minimum death benefit base and Guaranteed minimum income benefit base (hereinafter, in this section called your “benefit base”) are used to calculate the Guaranteed minimum income benefit and the death benefits, as described in this section. The benefit base for a Guaranteed minimum income benefit and a Guaranteed minimum death benefit will be calculated as described below in this section whether these options are elected individually or in combination. Your benefit base is not an account value or a cash value. See also “Guaranteed minimum income benefit” and “Guaranteed minimum death benefit” below.

If you add a Guaranteed minimum income benefit to your contract after issue, we will calculate each of the benefit bases described in this section using your account value on the contract date anniversary the Guaranteed minimum income benefit becomes effective under your contract (the “GMIB effective date”) rather than your initial contribution, for purposes of determining the Guaranteed minimum income benefit. See “Adding the Guaranteed minimum income benefit after issue” later in this section. When we describe withdrawals and additional contributions in this section, we mean withdrawals and additional contributions made after the GMIB effective date.

As discussed immediately below, when calculating your Guaranteed minimum income benefit and Guaranteed minimum death benefit, one of your benefit bases may apply: (1) the Standard death benefit is based on the Standard death benefit benefit base; (2) the Annual Ratchet to age 80 enhanced death benefit is based on the Annual Ratchet to age 80 benefit base; (3) Greater of 5% Roll-up to age 80 or Annual Ratchet to age 80 for the “Greater of” GMDB I enhanced death benefit AND GMIB I — Asset Allocation are based on the 5% Roll-up to age 80 benefit base and the Annual Ratchet to age 80 benefit base; or (4) Greater of 5% Roll-up to age 80 or the Annual Ratchet to age 80 for the “Greater of” GMDB II enhanced death benefit AND GMIB II — Custom Selection are based on the 5% Roll-up to age 80 benefit base and the Annual Ratchet to age 80 benefit base. The Guaranteed minimum death benefits under options 3 and 4 are collectively referred to as the “Greater of” enhanced death benefits.

Standard death benefit

Your benefit base is equal to:

•	your initial contribution and any additional contributions to the contract; less

•

a deduction that reflects any withdrawals you make (including any applicable withdrawal charges). The amount of this deduction is described under “How withdrawals affect your Guaranteed minimum income benefit and Guaranteed minimum death benefit” in “Accessing your money” later in this Prospectus. The amount of any withdrawal charge is described under “Withdrawal charge” in “Charges and expenses” later in the Prospectus. Please note that withdrawal charges do not apply to Accumulator® SelectSM contracts.

5% Roll-up to age 80 benefit base

(Used for the “Greater of” GMDB I enhanced death benefit, “Greater of” GMDB II enhanced death benefit, GMIB I — Asset Allocation and GMIB II — Custom Selection)

Your benefit base is equal to:

•	your initial contribution and any additional contributions to the contract; plus

•	daily roll-up; less

•

a deduction that reflects any withdrawals you make (including any applicable withdrawal charges). The amount of this deduction is described under “How withdrawals affect your Guaranteed minimum income benefit and Guaranteed minimum death benefit” in “Accessing your money” and the section entitled “Charges and expenses” later in this Prospectus. The amount of any withdrawal charge is described under “Withdrawal charge” in “Charges and expenses” later in the Prospectus. Please note that withdrawal charges do not apply to Accumulator® SelectSM contracts.

The effective annual roll-up rate credited to this benefit base is:

•	5% with respect to the variable investment options (including amounts allocated to the account for special money market dollar cost averaging under Accumulator®

33

PlusSM and Accumulator® SelectSM contracts but excluding all other amounts allocated to the EQ/Money Market variable investment option), and the account for special dollar cost averaging (under Accumulator® and Accumulator® EliteSM contracts only). Please see Appendix VI later in this Prospectus to see what applies in your state; and

•

2% with respect to the EQ/Money Market variable investment option and the guaranteed interest option (if applicable). If you elected a guaranteed benefit that provides a 5% roll-up, an allocation to any investment option that rolls up at 2% will effectively reduce the growth rate of your guaranteed benefit. For more information, see “Our administrative procedures for calculating your Roll-up benefit base following a transfer” in “Transferring your money among investment options” later in this Prospectus.

Each daily roll-up is included in the benefit base for purposes of calculating the daily roll-up the next day, so the benefit base compounds daily at the effective annual rate noted above.

The benefit base stops rolling up on the contract date anniversary following the owner’s (or older joint owner’s, if applicable) 80th birthday. However, even after the 5% Roll-Up to age 80 benefit base stops rolling up, any associated enhanced death benefit will remain in effect, and we will continue to deduct the charge for the benefit. If the contract owner subsequently dies while the contract is still in effect, we will pay a death benefit equal to the higher of the account value and the applicable benefit base amount.

See Appendix III for an example of the relationship between the benefit base calculated based on the 5% Roll-up to age 80 and a hypothetical account value.

Please see “Our administrative procedures for calculating your Roll-up benefit base following a transfer” later in the Prospectus for more information about how we calculate your Roll-up benefit base when you transfer account values between investment options with a 5% roll-up rate and investment options with a 2% roll up rate.

Annual Ratchet to age 80 benefit base

(Used for the Annual Ratchet to age 80 enhanced death benefit, “Greater of” GMDB I or “Greater of” GMDB II enhanced death benefit AND for the corresponding Guaranteed minimum income benefit)

If you have not taken a withdrawal from your contract, your benefit base is equal to the greater of either:

•	your initial contribution to the contract (plus any additional contributions),

or

•

your highest account value on any contract date anniversary up to the contract date anniversary following the owner’s (or older joint owner’s, if applicable) 80th birthday (plus any contributions made since the most recent Annual Ratchet).

If you have taken a withdrawal from your contract, your benefit base will be reduced from the amount described above. See “How withdrawals affect your Guaranteed minimum income benefit and Guaranteed minimum death benefit” in “Accessing your money” later in this Prospectus. The amount of any withdrawal charge is described under “Withdrawal charge” in “Charges and expenses” later in this Prospectus. Please note that withdrawal charges do not apply to Accumulator® SelectSM contracts. At any time after a withdrawal, your benefit base is equal to the greater of either:

•	your benefit base immediately following the most recent withdrawal (plus any additional subsequent contributions made after the date of such withdrawal),

or

•

your highest account value on any contract date anniversary after the date of the most recent withdrawal, up to the contract date anniversary following the owner’s (or older joint owner’s, if applicable) 80th birthday (plus any subsequent contributions made since the most recent Annual Ratchet after the date of such withdrawal).

Your Annual Ratchet to age 80 benefit base is no longer eligible to increase after the contract date anniversary following your 80th birthday. However, any associated enhanced death benefit will remain in effect, and we will continue to deduct the charge for the benefit. If the contract owner subsequently dies while the contract is still in effect, we will pay a death benefit equal to the higher of the account value and the applicable benefit base amount.

See Appendix III for an example of the relationship between the benefit base calculated based on the Annual Ratchet to age 80 and a hypothetical account value.

“Greater of” GMDB I enhanced death benefit, “Greater of” GMDB II enhanced death benefit, GMIB I — Asset Allocation and GMIB II — Custom Selection benefit bases

Your benefit base is equal to the greater of the benefit base computed for the 5% Roll-up to age 80 or the benefit base computed for the Annual Ratchet to age 80, as described immediately above. For the Guaranteed minimum income benefit, the benefit base is reduced by any applicable withdrawal charge remaining when the option is exercised prior to the contract date anniversary following age 80. Please note that withdrawal charges do not apply to Accumulator® SelectSM contracts. For more information, see “Withdrawal charge” in “Charges and expenses” later in this Prospectus.

Roll-up benefit base reset

As described in this section, you will be eligible to reset your Guaranteed minimum income benefit Roll-up benefit base on certain contract date anniversaries. The reset amount will equal the account value as of the contract date anniversary on which you reset your Roll-up benefit base. The Roll-up continues to age 80 on any reset benefit base. After the contract date anniversary following your 80th birthday, the “Greater of” GMDB and its associated charge will remain in effect but the associated Roll-up benefit base will no longer be eligible for resets.

34

If you elect GMIB I — Asset Allocation with or without the “Greater of” GMDB I enhanced death benefit, you are eligible to reset the Roll-up benefit base for these guaranteed benefits to equal the account value on any contract date anniversary starting with your first contract date anniversary and ending with the contract date anniversary following your 80th birthday.

If you elect GMIB II — Custom Selection with or without the “Greater of” GMDB II enhanced death benefit, you are eligible to reset the Roll-up benefit base for these guaranteed benefits to equal the account value on any contract date anniversary starting with your first contract date anniversary and ending with the contract date anniversary following your 80th birthday.

If you elect both a “Greater of” enhanced death benefit and a Guaranteed minimum income benefit, the Roll-up benefit bases for both are reset simultaneously when you request a Roll-up benefit base reset. You cannot elect a Roll-up benefit base reset for one benefit and not the other.

We will notify you, generally in your annual account statement that we issue each year following your contract date anniversary, if the Roll-up benefit base is eligible to be reset. If eligible, you will have 30 days from your contract date anniversary to request a reset. At any time, you may choose one of the three available reset methods: one-time reset option, automatic annual reset program or automatic customized reset program.

one-time reset option — resets your Roll-up benefit base on a single contract date anniversary.

automatic annual reset program — automatically resets your Roll-up benefit base on each contract date anniversary you are eligible for a reset.

automatic customized reset program — automatically resets your Roll-up benefit base on each contract date anniversary, if eligible, for the period you designate.

If your request to reset your Roll-up benefit base is received at our processing office more than 30 days after your contract date anniversary, your Roll-up benefit base will reset on the next contract date anniversary if you are eligible for a reset.

One-time reset requests will be processed as follows:

(i)

if your request is received within 30 days following your contract date anniversary, your Roll-up benefit base will be reset, if eligible, as of that contract date anniversary. If your benefit base was not eligible for a reset on that contract date anniversary, your one-time reset request will be terminated;

(ii)

if your request is received outside the 30 day period following your contract date anniversary, your Roll-up benefit base will be reset, if eligible, on the next contract date anniversary. If your benefit base is not eligible for a reset, your one-time reset request will be terminated.

Once your one-time reset request is terminated, you must submit a new request in order to reset your benefit base.

If you wish to cancel your elected reset program, your request must be received by our processing office at least one business day prior to your contract date anniversary to terminate your reset program for such contract date anniversary. Cancellation requests received after this deadline will be applied the following year. A reset cannot be cancelled after it has occurred. For more information, see “How to reach us” earlier in this Prospectus. If you die before the contract date anniversary following age 80 and your spouse continues the contract, the benefit base will be eligible to be reset on each contract date anniversary until the contract date anniversary following the spouse’s age 80 as described above.

If you elect to reset your Roll-up benefit bases on or after April 1, 2013, we will increase the charge for the Guaranteed minimum income benefit and the “Greater of” enhanced death benefit to the maximum charge permitted under the contract. There is no charge increase for the Annual Ratchet to age 80 enhanced death benefit. See both “Guaranteed minimum death benefit charge” and “Guaranteed minimum income benefit charge” in “Charges and expenses” later in this Prospectus for more information.

It is important to note that once you have reset your Roll-up benefit base, a new waiting period to exercise the Guaranteed minimum income benefit will apply from the date of the reset. See “Exercise rules” under “Guaranteed minimum income benefit” and “How withdrawals affect your Guaranteed minimum income benefit and Guaranteed minimum death benefit” under “Accessing your money” below for more information. Please note that in most cases, resetting your Roll-up benefit base will lengthen the exercise waiting period. Also, even when there is no additional charge when you reset your Roll-up benefit base, the total dollar amount charged on future contract date anniversaries may increase as a result of the reset since the charges may be applied to a higher benefit base than would have been otherwise applied. See “Charges and expenses” later in this Prospectus.

If you are a traditional IRA or QP contract owner, before you reset your Roll-up benefit base, please consider the effect of the waiting period on your requirement to take lifetime required minimum distributions with respect to the contract. If you convert from a QP contract to an IRA, your waiting period for the reset under the IRA contract will include any time that you were a participant under the QP contract. If you must begin taking lifetime required minimum distributions during the 10-year waiting period, you may want to consider taking the annual lifetime required minimum distribution calculated for the contract from another permissible contract or funding vehicle that you maintain. See “Lifetime required minimum distribution withdrawals” and “How withdrawals affect your Guaranteed minimum income benefit and Guaranteed minimum death benefit” in “Accessing your money.” Also, see “Required minimum distributions” under “Individual retirement arrangements (IRAs)” in “Tax information” and Appendix II — “Purchase considerations for QP Contracts” later in this Prospectus.

Annuity purchase factors

Annuity purchase factors are the factors applied to determine your periodic payments under the Guaranteed minimum income benefit and annuity payout options. The Guaranteed

35

minimum income benefit is discussed under “Guaranteed minimum income benefit” below and annuity payout options are discussed under “Your annuity payout options” in “Accessing your money” later in this Prospectus. Annuity purchase factors are based on interest rates, mortality tables, frequency of payments, the form of annuity benefit, and the owner’s (and any joint owner’s) age and sex in certain instances. We may provide more favorable current annuity purchase factors for the annuity payout options.

Guaranteed minimum income benefit

This section describes the Guaranteed minimum income benefit (“GMIB”) if you elect it at issue. If you add the benefit to your contract after issue, certain additional requirements apply, and the way the benefit is calculated may differ from how it is calculated if you elect it at issue. See “Adding the Guaranteed minimum income benefit after issue” later in this section.

The Guaranteed minimum income benefit is available to owners ages 20 – 75 (ages 20 – 70 for Accumulator® PlusSM contracts).

You may elect one of the following:

•	The Guaranteed minimum income benefit I — Asset Allocation that includes the 5% Roll-up benefit base (“GMIB I — Asset Allocation”).

•	The Guaranteed minimum income benefit II — Custom Selection that includes the 5% Roll-up benefit base (“GMIB II — Custom Selection”).

Both options include the ability to reset your Guaranteed minimum income benefit base. See “Roll-up benefit base reset” earlier in this section. Under GMIB I — Asset Allocation, you are restricted to the investment options available under Option A — Asset Allocation. Under GMIB II — Custom Selection, you can choose either Option A — Asset Allocation or Option B — Custom Selection. You should not elect GMIB II—Custom Selection and invest your account value in Option A if you plan to never switch to Option B, since GMIB I—Asset Allocation’s optional benefit charge is lower and offers Option A.

If you elect the Guaranteed minimum income benefit I — Asset Allocation, you may elect the Standard death benefit, Annual Ratchet to age 80 enhanced death benefit, or the “Greater of” GMDB I enhanced death benefit. You may not elect the “Greater of” GMDB II enhanced death benefit.

If you elect the Guaranteed minimum income benefit II — Custom Selection, you may elect the Standard death benefit, Annual Ratchet to age 80 enhanced death benefit, or the “Greater of” GMDB II enhanced death benefit. You may not elect the “Greater of” GMDB I enhanced death benefit.

If the contract is jointly owned, the guaranteed minimum income benefit will be calculated on the basis of the older owner’s age. There is an additional charge for the Guaranteed minimum income benefit which is described under “Guaranteed minimum income benefit charge” in “Charges and expenses” later in this Prospectus.

This feature is not available for an Inherited IRA. If you are using the contract to fund a charitable remainder trust (for Accumulator® and Accumulator® EliteSM contracts only), you will have to take certain distribution amounts. You should consider split-funding so that those distributions do not adversely impact your guaranteed minimum income benefit. See “Owner and annuitant requirements” earlier in this section. If the owner was older than age 60 at the time an IRA or QP contract was issued or the Guaranteed minimum income benefit was added to the contract, the Guaranteed minimum income benefit may not be an appropriate feature because the minimum distributions required by tax law generally must begin before the Guaranteed minimum income benefit can be exercised. See “How withdrawals affect your Guaranteed minimum income benefit and Guaranteed minimum death benefit” in “Accessing your money” later in this Prospectus.

If you elect the Guaranteed minimum income benefit option and change ownership of the contract, this benefit will automatically terminate, except under certain circumstances. See “Transfers of ownership, collateral assignments, loans and borrowing” in “More information,” later in this Prospectus for more information.

The Guaranteed minimum income benefit guarantees you a minimum amount of fixed income under your choice of a life annuity fixed pay-out option or a life with a period certain payout option. You choose which of these payout options you want and whether you want the option to be paid on a single or joint life basis at the time you exercise your Guaranteed minimum income benefit. The maximum period certain available under the life with a period certain payout option is 10 years.

We may also make other forms of payout options available. For a description of payout options, see “Your annuity payout options” in “Accessing your money” later in this Prospectus.

The Guaranteed minimum income benefit should be regarded as a safety net only.

When you exercise the Guaranteed minimum income benefit, the annual lifetime income that you will receive will be the greater of (i) your Guaranteed minimum income benefit which is calculated by applying your Guaranteed minimum income benefit base, less any applicable withdrawal charge remaining (if applicable under your Accumulator® Series contract) (if exercised prior to age 80), to GMIB guaranteed annuity purchase factors, or (ii) the income provided by applying your account value to our then current annuity purchase factors or base contract guaranteed annuity purchase factors. The benefit base is applied only to the guaranteed annuity purchase factors under the Guaranteed minimum income benefit in your contract and not to any other guaranteed or current annuity purchase rates. Your account value is never applied to the guaranteed annuity purchase factors under GMIB. The amount of income you actually receive will be determined when we receive your request to exercise the benefit.

When you elect to receive annual lifetime income, your contract (including its death benefit and any account or cash

36

values) will terminate and you will receive a new contract for the annuity payout option. For a discussion of when your payments will begin and end, see “Exercise of Guaranteed minimum income benefit” below.

Before you elect the Guaranteed minimum income benefit, you should consider the fact that it provides a form of insurance and is based on conservative actuarial factors. Therefore, even if your account value is less than your benefit base, you may generate more income by applying your account value to current annuity purchase factors. We will make this comparison for you when the need arises.

Guaranteed minimum income benefit “no lapse guarantee.”  In general, if your account value falls to zero (except as discussed below), the Guaranteed minimum income benefit will be exercised automatically, based on the owner’s (or older joint owner’s, if applicable) current age and benefit base, as follows:

•

You will be issued a supplementary contract based on a single life with a maximum 10 year period certain. Payments will be made annually starting one year from the date the account value fell to zero. Upon exercise, your contract (including the Guaranteed minimum death benefit, any other guaranteed benefits and any account or cash values) will terminate.

•	You will have 30 days from when we notify you to change the payout option and/or the payment frequency.

The no lapse guarantee will terminate under the following circumstances:

•

If your aggregate withdrawals during any contract year exceed 5% of the Roll-up benefit base (as of the beginning of the contract year or in the first contract year, for contracts in which the Guaranteed minimum income benefit is elected at issue, all contributions received in the first 90 days);

•	Upon the contract date anniversary following the owner (or older joint owner, if applicable) reaching age 80.

If your no lapse guarantee is no longer in effect and your account value subsequently falls to zero, your contract will terminate without value, and you will lose the Guaranteed minimum income benefit, Guaranteed minimum death benefit (if elected) and any other guaranteed benefits.

Please note that if you participate in our Automatic RMD service, an automatic withdrawal under that program will not cause the no lapse guarantee to terminate even if a withdrawal causes your total contract year withdrawals to exceed 5% of your Roll-up benefit base at the beginning of the contract year.

Exercise of Guaranteed minimum income benefit.  On each contract date anniversary that you are eligible to exercise the Guaranteed minimum income benefit, we will send you an eligibility notice with your annual statement. The annual statement will illustrate how much income could be provided as of the contract date anniversary. You must notify us within

30 days following the contract date anniversary if you want to exercise the Guaranteed minimum income benefit.

We deduct guaranteed benefit and annual administrative charges from your account value on your contract date anniversary, and you can only exercise the Guaranteed minimum income benefit, if eligible, during the 30 day period following your contract date anniversary. Therefore, if your account value is not sufficient to pay fees on your next contract date anniversary, your contract will terminate and you will not have an opportunity to exercise your Guaranteed minimum income benefit unless the no lapse guarantee provision under your contract is still in effect. See “Effect of your account value falling to zero” in “Determining your contract’s value” later in this Prospectus.

You must return your contract to us, along with all required information within 30 days following your contract date anniversary, in order to exercise this benefit. Upon exercising the GMIB, any Guaranteed minimum death benefit you elected will terminate without value. Also, upon exercise of the Guaranteed minimum income benefit, the owner (or older joint owner, if applicable) will become the annuitant, and the contract will be annuitized on the basis of the annuitant’s life. You will begin receiving annual payments one year after the annuity payout contract is issued. If you choose monthly or quarterly payments, you will receive your payment one month or one quarter after the annuity payout contract is issued. Under monthly or quarterly payments, the aggregate payments you receive in a contract year will be less than what you would have received if you had elected an annual payment, as monthly and quarterly payments reflect the time value of money with regard to both interest and mortality. You may choose to take a withdrawal prior to exercising the Guaranteed minimum income benefit, which will reduce your payments. You may not partially exercise this benefit. See “Accessing your money” under “Withdrawing your account value” later in this Prospectus. Payments end with the last payment before the annuitant’s (or joint annuitant’s, if applicable) death or, if later, the end of the period certain (where the payout option chosen includes a period certain).

Exercise rules.  The latest date you may exercise the Guaranteed minimum income benefit is the 30th day following the contract date anniversary following your 80th birthday. Withdrawal charges, if any, will not apply when the Guaranteed minimum income benefit is exercised at age 80. Other options are available to you on the contract date anniversary following your 80th birthday. See “Guaranteed withdrawal benefit for life (“GWBL”)” later in this Prospectus. In addition, eligibility to exercise the Guaranteed minimum income benefit is based on the owner’s (or older joint owner’s, if applicable) age, as follows:

•

If you were at least age 20 and no older than age 44 when the contract was issued or on the GMIB effective date, you are eligible to exercise the Guaranteed minimum income benefit within 30 days following each contract date anniversary beginning with the 15th contract date anniversary or GMIB effective date anniversary.

37

•

If you were at least age 45 and no older than age 49 when the contract was issued or on the GMIB effective date, you are eligible to exercise the Guaranteed minimum income benefit within 30 days following each contract date anniversary after age 60.

•

If you were at least age 50 and no older than age 70 when the contract was issued or on the GMIB effective date, you are eligible to exercise the Guaranteed minimum income benefit within 30 days following each contract date anniversary beginning with the 10th contract date anniversary or GMIB effective date anniversary.

•

If you were at least age 71 and no older than age 75 when the contract was issued or on the GMIB effective date, you are eligible to exercise the Guaranteed minimum income benefit within 30 days following the contract date anniversary at age 80.

To exercise the Guaranteed minimum income benefit:

—	We must receive your notification in writing within 30 days following any contract date anniversary on which you are eligible; and

—

Your account value must be greater than zero on the exercise date. See “Effect of your account value falling to zero” in “Determining your contract’s value” for more information about the impact of insufficient account value on your ability to exercise the Guaranteed minimum income benefit.

Please note:

(i)

if you were age 70 when the contract was issued or elected to add the Guaranteed minimum income benefit when you were 69, but turned 70 before the GMIB effective date or the Roll-up benefit base was reset when you were between the ages of 70 and 80, the only time you may exercise the Guaranteed minimum income benefit is within 30 days following the contract date anniversary following your attainment of age 80;

(ii)

for Accumulator® Series QP contracts, the Plan participant can exercise the Guaranteed minimum income benefit only if he or she elects to take a distribution from the Plan and, in connection with this distribution, the Plan’s trustee changes the ownership of the contract to the participant. This effects a rollover of the Accumulator® Series QP contract into an Accumulator® Series traditional IRA. This process must be completed within the 30-day time frame following the contract date anniversary in order for the Plan participant to be eligible to exercise. However, if the Guaranteed minimum income benefit is automatically exercised as a result of the no lapse guarantee, a rollover into an IRA will not be effected and payments will be made directly to the trustee;

(iii)

since no partial exercise is permitted, owners of defined benefit QP contracts who plan to change ownership of the contract to the participant must first compare the participant’s lump sum benefit amount and annuity benefit amount to the Guaranteed minimum income benefit amount and account value, and make a withdrawal from the contract if necessary. See “How withdrawals affect your Guaranteed minimum income benefit and Guaranteed minimum death benefit” in “Accessing your money” later in this Prospectus;

(iv)

if you reset the Roll-up benefit base (as described earlier in this section), your new exercise date will be the tenth contract date anniversary following the reset or, if later, the earliest date you would have been permitted to exercise without regard to the reset, but in no event will it be later than the contract date anniversary following age 80. Please note that in most cases, resetting your Roll-up benefit base will lengthen the waiting period;

(v)

a spouse beneficiary or younger spouse joint owner under Spousal continuation may only continue the Guaranteed minimum income benefit if the contract is not past the last date on which the original owner could have exercised the benefit. In addition, the spouse beneficiary or younger spouse joint owner must be eligible to continue the benefit and to exercise the benefit under the applicable exercise rule (described in the above bullets) using the following additional rules. The spouse beneficiary or younger spouse joint owner’s age on the date of the owner’s death replaces the owner’s age at issue or on the GMIB effective date, if the Guaranteed minimum income benefit is added after issue, for purposes of determining the availability of the benefit and which of the exercise rules applies. For example, if an owner is age 70 at issue, and he dies at age 79, and the spouse beneficiary is 86 on the date of his death, she will not be able to exercise the Guaranteed minimum income benefit, even though she was 77 at the time the contract was issued, because eligibility is measured using her age at the time of the owner’s death, not her age on the issue date. The original contract issue date (or GMIB effective date) will continue to apply for purposes of the exercise rules;

(vi)

if the contract is jointly owned and not IRA contract, you can elect to have the Guaranteed minimum income benefit paid either: (a) as a joint life benefit or (b) as a single life benefit paid on the basis of the older owner’s age;

(vii)

if the contract is an IRA contract, you can elect to have the Guaranteed minimum income benefit paid either: (a) as a joint life benefit, but only if the joint annuitant is your spouse or (b) as a single life benefit paid on the basis of the annuitant’s age; and

(viii)

if the contract is owned by a trust or other non-natural person, eligibility to elect or exercise the Guaranteed minimum income benefit is based on the annuitant’s (or older joint annuitant’s, if applicable) age, rather than the owner’s.

See “Effect of the owner’s death” under “Payment of death benefit” later in this Prospectus for more information.

If your account value is insufficient to pay applicable charges when due, your contract will terminate, which could cause you to lose your Guaranteed minimum income benefit. For more information, please see ‘‘Effect of your account value falling to zero’’ in ‘‘Determining your contract’s value” and the section entitled ‘‘Charges and expenses’’ later in this Prospectus.

38

For information about the impact of withdrawals on the Guaranteed minimum income benefit and any other guaranteed benefits you may have elected, please see ‘‘How withdrawals affect your Guaranteed minimum income benefit and Guaranteed minimum death benefit’’ in ‘‘Accessing your money.”

From time to time, we may offer you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits. See “Guaranteed benefit offers” later in this section for more information.

If you previously accepted an offer to terminate a guaranteed benefit, you no longer have an enhanced or the standard death benefit. Please refer to the terms of your offer for information about your remaining death benefit.

Adding the Guaranteed minimum income benefit after issue

You may be eligible to add the Guaranteed minimum income benefit to your contract after issue (subject to the requirements described below) so long as: (i) no more than three months have elapsed since your contract was issued, or (ii) we continue to offer the Guaranteed minimum income benefit in the form described earlier in this section, including the maximum charge and the roll-up rate, in the state in which your contract was issued. Check with your financial professional to see whether we are still offering this version of the Guaranteed minimum income benefit in your state.

If you add the Guaranteed minimum income benefit after issue, it will function as described earlier in this section, under “Guaranteed minimum income benefit”, with certain exceptions:

•	The owner (and joint owner, if any) must be between the ages of 20 and 74 on the date we receive your election form at our processing office in good order (the “GMIB addition date”).

•

The Guaranteed minimum income benefit will become effective under your contract on the contract date anniversary that follows the GMIB addition date (the “GMIB effective date”). If the GMIB addition date is a contract date anniversary, the GMIB effective date will be that date as well.

•

Your initial Guaranteed minimum income benefit base will be equal to the account value on the GMIB effective date. Subsequent adjustments to your Guaranteed minimum income benefit base will be calculated as described above in the section “Guaranteed minimum death benefit and Guaranteed minimum income benefit base” earlier in this Prospectus.

•

If you elected Guaranteed minimum income benefit I — Asset Allocation at issue, you may not later drop that benefit to add the Guaranteed minimum income benefit II — Custom Selection. If you elected Guaranteed minimum income benefit II — Custom Selection at issue, you may not later drop that benefit to add the Guaranteed minimum income benefit I — Asset Allocation.

•	If you add the Guaranteed minimum income benefit I — Asset Allocation after issue, you must reallocate your investment options to Option A if you were previously in Option B.

•

If you have collaterally assigned all or a portion of the value of your NQ contract, you must terminate the collateral assignment before you elect the Guaranteed minimum income benefit. See “Transfers of ownership, collateral assignments, loans and borrowing” in “More information” later in this Prospectus.

Dropping the Guaranteed minimum income benefit after issue

You may drop the Guaranteed minimum income benefit from your contract after issue, subject to the following restrictions:

•	For Accumulator®, Accumulator® PlusSM and Accumulator® EliteSM contract holders:

—	You may not drop the Guaranteed minimum income benefit if there are any withdrawal charges in effect under your contract, including withdrawal charges applicable to subsequent contributions.

—

If you add the Guaranteed minimum income benefit after your contract is issued, you may not drop the benefit until the latest of: (1) the expiration of any withdrawal charges in effect under your contract, (2) the contract date anniversary following the GMIB effective date, and (3) four years from the date that the contract was issued.

•	For Accumulator® SelectSM contract holders:

—	If you elect the Guaranteed minimum income benefit at issue, you may not drop the benefit until the fourth contract date anniversary following the GMIB effective date.

—

If you add the Guaranteed minimum income benefit after your contract is issued, you many not drop the benefit until the later of the fourth contract date anniversary and the first contract date anniversary following the GMIB effective date.

•

The Guaranteed minimum income benefit will be dropped from your contract on the date we receive your election form at our processing office in good order. If you drop the Guaranteed minimum income benefit on a date other than a contract date anniversary, we will deduct a pro rata portion of the Guaranteed minimum income benefit charge for the contract year on that date.

•

If you elect the “Greater of” GMDB I or “Greater of” GMDB II and the corresponding Guaranteed minimum income benefit, and subsequently drop the Guaranteed minimum income benefit prior to age 80, we will no longer deduct the Guaranteed minimum income benefit charge. We will also automatically terminate the Guaranteed minimum death benefit charge and apply the standard death benefit.

39

If a benefit has been dropped, you will receive a letter confirming that the benefit has been dropped. If you drop the Guaranteed minimum income benefit you will not be permitted to add the Guaranteed minimum income benefit to your contract again and you will continue to be restricted to Option A for your investment options. See “Guaranteed minimum death benefit” below for more information regarding how dropping the Guaranteed minimum income benefit will affect the Guaranteed minimum death benefit.

Guaranteed minimum death benefit

Your contract provides a Standard death benefit. If you do not elect one of the enhanced death benefits described below when your contract is issued, the death benefit is equal to your account value as of the date we receive satisfactory proof of death, any required instructions for the method of payment, information and forms necessary to effect payment, OR the Standard death benefit, whichever provides the higher amount. The Standard death benefit is equal to your total contributions, adjusted for withdrawals (and any associated withdrawal charges, if applicable under your Accumulator® Series contract). The Standard death benefit is available to all owners.

If you elect one of the enhanced death benefits, the death benefit is equal to your account value as of the date we receive satisfactory proof of the owner’s (or older joint owner’s, if applicable) death, any required instructions for the method of payment, information and forms necessary to effect payment, or your elected enhanced death benefit on the date of the owner’s (or older joint owner’s, if applicable) death, adjusted for any subsequent withdrawals (and associated withdrawal charges, if applicable under your Accumulator® Series contract), whichever provides the higher amount. Once your contract is issued, you may not change or voluntarily terminate your death benefit. However, dropping a Guaranteed minimum income benefit can cause a “Greater of” enhanced death benefit to also be dropped. Please see below and “Payment of death benefit” later in this Prospectus for more information.

You may choose from three enhanced death benefit options:

•	Annual Ratchet to age 80;

•	The “Greater of” GMDB I: Greater of 5% Roll-up to age 80 or Annual Ratchet to age 80 (available only if elected in connection with the Guaranteed minimum income benefit I — Asset Allocation); and

•	The “Greater of” GMDB II: Greater of 5% Roll-up to age 80 or Annual Ratchet to age 80 (available only if elected in connection with the Guaranteed minimum income benefit II — Custom Selection).

These enhanced death benefits, together with the standard death benefit, comprise the Guaranteed minimum death benefits available under the contracts.

The Annual Ratchet to age 80 enhanced death benefit can be elected by itself. Each “Greater of” enhanced death benefit is available only with the corresponding Guaranteed minimum income benefit. Therefore, the “Greater of” GMDB I enhanced death benefit can only be elected if you also elect the Guaranteed minimum income benefit I — Asset Allocation. The “Greater of” GMDB II enhanced death benefit can only be elected if you also elect the Guaranteed minimum income benefit II — Custom Selection. Each enhanced death benefit has an additional charge. There is no additional charge for the Standard death benefit.

If you elect to drop the Guaranteed minimum income benefit before the contract date anniversary following age 80, the “Greater of” enhanced death benefit will be dropped automatically.

If the Guaranteed minimum income benefit is dropped without converting to the Guaranteed withdrawal benefit for life within 30 days of the contract date anniversary following age 80, then the “Greater of” enhanced death benefit will be retained, along with the associated charges and withdrawal treatment. If a benefit has been dropped, you will receive a letter confirming that the drop has occurred. See “Dropping the Guaranteed minimum income benefit after issue” earlier in this section for more information.

If the “Greater of” enhanced death benefit is dropped, your death benefit value will be what the value of the Standard Death Benefit would have been if the Standard Death Benefit were elected at issue. If the “Greater of” enhanced death benefit is dropped on a contract anniversary, the charges will be taken, but will not be taken on future contract date anniversaries. If the “Greater of” enhanced death benefit is not dropped on a contract anniversary, then the pro rata portion of the fees will be charged before future charges become non-applicable. See “Charges and expenses” for more information. The Annual Ratchet to age 80 and the “Greater of” enhanced death benefits have an additional charge. There is no charge for the Standard death benefit. Although the amount of your enhanced death benefit will no longer increase after age 80, we will continue to deduct this charge as long as your enhanced death benefit is in effect. See “Guaranteed minimum death benefit charge” later in this Prospectus.

If you elect one of the enhanced death benefit options described above and change ownership of the contract, generally the benefit will automatically terminate, except under certain circumstances. If this occurs, any enhanced death benefit elected will be replaced automatically with the Standard death benefit. See “Transfers of ownership, collateral assignments, loans and borrowing” in “More information” later in this Prospectus for more information.

Subject to state availability (see Appendix VI later in this Prospectus for state availability of these benefits), your age at contract issue, and your contract type, you may elect one of the enhanced death benefits described above.

If your contract terminates for any reason, your Guaranteed minimum death benefit will also terminate. See “Termination of your contract” in “Determining your contract’s value” for information about the circumstances under which your contract will terminate.

For contracts with non-natural owners, the available death benefits are based on the annuitant’s age.

40

Each Guaranteed minimum death benefit is equal to its corresponding benefit base described earlier in “Guaranteed minimum death benefit and Guaranteed minimum income benefit base.” Once you have made your enhanced death benefit election, you may not change it.

If you purchase a “Greater of” enhanced death benefit with a Guaranteed minimum income benefit, you will be eligible to reset your Roll-up benefit base. See “Roll-up benefit base reset” earlier in this section.

For information about the effect of withdrawals on your Guaranteed minimum death benefit, please see ‘‘How withdrawals affect your Guaranteed minimum income benefit and Guaranteed minimum death benefit’’ in ‘‘Accessing your money.”

If you are using your Accumulator® or Accumulator® EliteSM contract to fund a charitable remainder trust, you will have to take certain distribution amounts. You should consider split-funding so that those distributions do not adversely impact your enhanced death benefit. See “Owner and annuitant requirements” earlier in this section.

See Appendix III later in this Prospectus for an example of how we calculate an enhanced death benefit.

From time to time, we may offer you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits. See “Guaranteed benefit offers” later in this section for more information.

If you previously accepted an offer to terminate a guaranteed benefit, you no longer have an enhanced or the standard death benefit. Please refer to the terms of your offer for information about your remaining death benefit.

Earnings enhancement benefit

Subject to state and contract availability (see Appendix VI later in this Prospectus for state availability of these benefits), if you are purchasing a contract under which the Earnings enhancement benefit is available, you may elect the Earnings enhancement benefit at the time you purchase your contract. The Earnings enhancement benefit provides an additional death benefit as described below. See the appropriate part of “Tax information” later in this Prospectus for the potential tax consequences of electing to purchase the Earnings enhancement benefit in an NQ or IRA contract. Once you purchase the Earnings enhancement benefit you may not voluntarily terminate this feature. If you elect the Earnings enhancement benefit at issue, and your Guaranteed minimum income benefit then converts to the Guaranteed withdrawal benefit for life, the Earnings enhancement benefit will continue in force after conversion, although it may be adversely affected by withdrawals under the Guaranteed withdrawal benefit for life. See “Guaranteed withdrawal benefit for life (“GWBL”)” later in this Prospectus.

If you elect the Earnings enhancement benefit described below and change ownership of the contract, generally this benefit will automatically terminate, except under certain circumstances. See “Transfers of ownership, collateral assignments, loans and borrowing” in “More information,” later in this Prospectus for more information. This benefit will also terminate if your contract terminates for any reason. See “Termination of your contract” in “Determining your contract’s value” later in this Prospectus.

The additional death benefit will be 40% of:

the greater of:

•	the account value, or

•	any applicable death benefit

decreased by:

•	total net contributions.

For purposes of calculating your Earnings enhancement benefit, the following applies: (i) “Net contributions” are the total contributions made (or if applicable, the total amount that would otherwise have been paid as a death benefit had the spouse beneficiary or younger spouse joint owner not continued the contract plus any subsequent contributions) adjusted for each withdrawal that exceeds your Earnings enhancement benefit earnings. “Net contributions” are reduced by the amount of that excess. Earnings enhancement benefit earnings are equal to (a) minus (b) where (a) is the greater of the account value and the death benefit immediately prior to the withdrawal, and (b) is the net contributions as adjusted by any prior withdrawals (for Accumulator® PlusSM contracts, credit amounts are not included in “net contributions”); and (ii) “Death benefit” is equal to the greater of the account value as of the date we receive satisfactory proof of death or any applicable Guaranteed minimum death benefit as of the date of death.

For Accumulator® PlusSM contracts, for purposes of calculating your Earnings enhancement benefit, if any contributions are made in the one-year period prior to death of the owner (or older joint owner, if applicable), the account value will not include any credits applied in the one-year period prior to death.

If the owner (or older joint owner, if applicable) is age 71 through 75 when we issue your contract (or if the spouse beneficiary or younger spouse joint owner is between the ages of 71 and 75 when he or she becomes the successor owner and the Earnings enhancement benefit had been elected at issue), the additional death benefit will be 25% of:

the greater of:

•	the account value, or

•	any applicable death benefit

decreased by:

•	total net contributions.

The value of the Earnings enhancement benefit is frozen on the first contract date anniversary after the owner (or older joint owner, if applicable) turns age 80, except that the benefit will be reduced for withdrawals on a pro rata basis. Reduction on a pro rata basis means that we calculate the percentage of the current account value that is being withdrawn and we reduce the benefit by that percentage. For example, if the account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your account value. If the benefit is $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 x .40) and the benefit after the withdrawal would be $24,000 ($40,000 – $16,000).

41

For an example of how the Earnings enhancement benefit is calculated, please see Appendix V.

Although the value of your Earnings enhancement benefit will no longer increase after age 80, we will continue to deduct the charge for this benefit as long as it remains in effect.

For contracts continued under Spousal continuation, upon the death of the spouse (or older spouse, in the case of jointly owned contracts), the account value will be increased by the value of the Earnings enhancement benefit as of the date we receive due proof of death. Your spouse beneficiary or younger spouse joint owner must be 75 or younger when he or she becomes the successor owner for the Earnings enhancement benefit that had been elected at issue to continue after your death. The benefit will then be based on the age of the surviving spouse as of the date of the deceased spouse’s death for the remainder of the contract. If the surviving spouse is age 76 or older, the benefit will terminate and the charge will no longer be in effect. The spouse may also take the death benefit (increased by the Earnings enhancement benefit) in a lump sum. See “Spousal continuation” in “Payment of death benefit” later in this Prospectus for more information.

The Earnings enhancement benefit must be elected when the contract is first issued: neither the owner nor the successor owner can add it after the contract has been issued. Ask your financial professional or see Appendix VI later in this Prospectus to see if this feature is available in your state.

From time to time, we may offer you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits. See “Guaranteed benefit offers” later in this section for more information.

If you previously accepted an offer to terminate a guaranteed benefit, you no longer have an enhanced or the standard death benefit. Please refer to the terms of your offer for information about your remaining death benefit.

Guaranteed withdrawal benefit for life (“GWBL”)

For an additional charge, the Guaranteed withdrawal benefit for life (“GWBL”) guarantees that you can take withdrawals up to a maximum amount per year (your “Guaranteed annual withdrawal amount”). The GWBL is available only by converting from the Guaranteed minimum income benefit during the 30 days after the contract date anniversary following your 80th birthday.

When an Owner (or, if applicable, the older Owner) elects to convert, the “Conversion effective date“ is the contract date anniversary immediately preceding the election.

The “Conversion transaction date“ is the date that the Owner affirmatively elects to convert within the 30-day window. If the Owner makes no election to convert, the Conversion transaction date is the 30th day after the contract anniversary following age 80.

A benefit base reset for the Guaranteed minimum income benefit does not extend the waiting period during which you can convert.

If you have neither exercised the Guaranteed minimum income benefit nor dropped it from your contract as of the contract date anniversary following age 80 (“last exercise date“), you will have up to 30 days after that contract date anniversary to choose what you want to do with your Guaranteed minimum income benefit. You will have three choices available to you:

•	You may affirmatively convert the Guaranteed minimum income benefit to a Guaranteed withdrawal benefit for life;

•	You may exercise the Guaranteed minimum income benefit, and begin to receive lifetime income under that benefit;

•	You may elect to terminate the Guaranteed minimum income benefit without converting to the Guaranteed withdrawal benefit for life.

If you take no action within 30 days after the contract date anniversary following age 80, the Guaranteed minimum income benefit will convert automatically to the Single Life Guaranteed withdrawal benefit for life. You will receive a confirmation notice after the automatic conversion occurs.

If you exercise the Guaranteed minimum income benefit, it will function as described earlier in this Prospectus under “Guaranteed minimum income benefit“. If you elect to terminate the Guaranteed minimum income benefit without converting to the Guaranteed withdrawal benefit for life, your contract will continue in force, without either benefit. If you take no action, or affirmatively convert the Guaranteed minimum income benefit, your Guaranteed minimum income benefit will be converted to the Guaranteed withdrawal benefit for life, retroactive to the Conversion effective date. Please note that if you exercise the Guaranteed minimum income benefit prior to the Conversion effective date, you will not have the option to convert the Guaranteed minimum income benefit to the Guaranteed withdrawal benefit for life.

The charge for the GWBL benefit will be deducted from your account value on each contract date anniversary. Please see “Guaranteed withdrawal benefit for life charge“ later in this Prospectus for a description of the charge.

You should not convert the Guaranteed minimum income benefit to this benefit (or permit the benefit to convert) if:

•

You plan to take withdrawals in excess of your Guaranteed annual withdrawal amount because those withdrawals may significantly reduce or eliminate the value of the benefit (see “Effect of Excess withdrawals“ below in this section);

•	You are not interested in taking withdrawals prior to the contract’s maturity date; or

•	You are using the contract to fund a QP contract where withdrawal restrictions under the qualified plan may apply.

For traditional IRAs and QP contracts, you may take your lifetime required minimum distributions (“RMDs”) without losing the value of the GWBL benefit, provided you comply with the

42

conditions described under “Lifetime required minimum distribution withdrawals” in “Accessing your money” later in this Prospectus, including utilizing our Automatic RMD service. The Automatic RMD service is not available under defined benefit QP contracts. If you do not expect to comply with these conditions, this benefit may have limited usefulness for you and you should consider whether it is appropriate. Please consult your tax adviser.

From time to time, we may offer you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits. See “Guaranteed benefit offers” later in this section for more information.

If you previously accepted an offer to terminate a guaranteed benefit, you no longer have an enhanced or the standard death benefit. Please refer to the terms of your offer for information about your remaining death benefit.

Additional owner and annuitant requirements

Converting the Guaranteed minimum income benefit to the Guaranteed withdrawal benefit for life may alter the ownership of your contract. The options you may choose depend on the original ownership of your contract. You may only choose among the ownership options below if you affirmatively choose to convert the Guaranteed minimum income benefit to the Guaranteed withdrawal benefit for life. If your benefit is converted automatically, your contract will be structured as a Single life contract. Your ability to add a Joint life is limited by the age and timing requirements described below under “Guaranteed annual withdrawal amount”.

Single owner.  If the contract has a single owner, and the owner converts the Guaranteed minimum income benefit to the Guaranteed withdrawal benefit for life with the single life (“Single life”) option, there will be no change to the ownership of the contract. However, if the owner converts the Guaranteed minimum income benefit to the Guaranteed withdrawal benefit for life with the joint life (“Joint life”) option, the owner must add his or her spouse as the successor owner. We will use the age of the younger spouse in determining the Joint life Applicable percentage. If the contract is an NQ contract, the owner may grant the successor owner ownership rights in the contract at the time of conversion.

Joint owners.  If the contract has joint owners, and the Guaranteed minimum income benefit converts to the Guaranteed withdrawal benefit for life with the Single life option, there will be no change to the ownership of the contract, unless the joint owners request that the younger joint owner be dropped from the contract. If the contract has spousal joint owners, and they request a Joint life benefit, we will use the younger spouse’s age in determining the Applicable percentage. If the contract has non-spousal joint owners, and the joint owners request a Joint life benefit, the younger owner may be dropped from the contract, and the remaining owner’s spouse added as the successor owner. We will use the age of the younger spouse in determining the Joint life Applicable percentage.

Non-natural owner.  Contracts with non-natural owners that convert to the Guaranteed withdrawal benefit for life will have different options available to them, depending on whether they have an individual annuitant or joint annuitants. If the contract has a non-natural owner and an individual annuitant, and the owner converts to the Guaranteed withdrawal benefit for life with the Single life option, there will be no change to the ownership of the contract. If the owner converts to the Guaranteed withdrawal benefit for life with the Joint life option under a contract with an individual annuitant, the owner must add the annuitant’s spouse as the joint annuitant. We will use the age of the younger spouse in determining the Joint life Applicable percentage.

If the contract has a non-natural owner and joint annuitants, and the owner converts to the Guaranteed withdrawal benefit for life with the Single life option, there will be no change to the ownership of the contract, unless the owner requests that the younger annuitant be dropped from the contract. If the owner converts to the Guaranteed withdrawal benefit for life on a Joint life basis, there will be no change to the ownership of your contract. We will use the age of the younger spouse in determining the Applicable percentage on a Joint life basis.

GWBL benefit base

Upon conversion of the Guaranteed minimum income benefit to GWBL, your GWBL benefit base is equal to either your account value or the applicable Guaranteed minimum income benefit base, as described below under “Guaranteed annual withdrawal amount”. It will increase or decrease, as follows:

•	Your GWBL benefit base may be increased on each contract date anniversary, as described below under “Annual Ratchet”.

•

Your GWBL benefit base is not reduced by withdrawals except those withdrawals that cause total withdrawals in a contract year to exceed your Guaranteed annual withdrawal amount (“Excess withdrawal”). See “Effect of Excess withdrawals” below in this section.

Guaranteed annual withdrawal amount

The Guaranteed annual withdrawal amount may be withdrawn at any time during the contract year that begins on the Conversion effective date, or any subsequent contract year. You may elect one of our automated payment plans or you may take partial withdrawals. The initial Guaranteed annual withdrawal amount is calculated as of the Conversion effective date. All withdrawals reduce your account value and Guaranteed minimum death benefit. Any withdrawals taken during the 30 days after the Conversion effective date will be counted toward the Guaranteed annual withdrawal amount, even if the withdrawal occurs before the Conversion transaction date.

We will recalculate the Guaranteed annual withdrawal amount on each contract date anniversary and as of the date of any Excess withdrawal, as described below under “Effect of Excess withdrawals”. The withdrawal amount is guaranteed never to decrease as long as there are no Excess withdrawals.

Your Guaranteed annual withdrawals are not cumulative. If you withdraw less than the Guaranteed annual withdrawal amount in any contract year, you may not add the remainder to your Guaranteed annual withdrawal amount in any subsequent year.

43

The withdrawal charge, if applicable under your Accumulator® Series contract, is waived for withdrawals up to the Guaranteed annual withdrawal amount, but all withdrawals are counted toward your free withdrawal amount. See “Withdrawal charge” in “Charges and expenses” later in this Prospectus.

Your Guaranteed annual withdrawal amount is calculated based on whether the benefit is based on a Single Life or Joint Life as described below:

Single life.  If your Guaranteed minimum income benefit is converted to a Guaranteed withdrawal benefit for life on a Single life basis, the Guaranteed annual withdrawal amount will be equal to (1) either: (i) your account value on the Conversion effective date or (ii) your Guaranteed minimum income benefit base on the Conversion effective date, multiplied by (2) the relevant Applicable percentage.

In calculating the relevant Applicable percentage, we consider your account value and Guaranteed minimum income benefit base on the Conversion effective date. Your initial GWBL benefit base and Applicable percentage will be determined by whichever combination of benefit base and percentage set forth in the table below results in a higher Guaranteed annual withdrawal amount.

If you have the GMIB I – Asset Allocation or GMIB II – Custom Selection
A Applicable percentage of account value	B Applicable percentage of Guaranteed minimum income benefit base
6.0%	5.0%

For example, if on the Conversion effective date your GMIB I — Asset Allocation or GMIB II — Custom Selection benefit base is $115,000, and your account value is $100,000, the Guaranteed annual withdrawal amount would be $6,000. This is because $115,000 (the Guaranteed minimum income benefit base) multiplied by 5.0% (the percentage in Column B) equals only $5,750, while $100,000 (the account value) multiplied by 6.0% (the percentage in Column A) equals $6,000. Under this example, your initial GWBL benefit base would be $100,000, and your Applicable percentage would be 6.0%.

On the other hand, if on the Conversion effective date your GMIB I —Asset Allocation or GMIB II — Custom Selection benefit base is $200,000, and your account value is $100,000, the initial Guaranteed annual withdrawal amount would be $10,000. This is because $100,000 (the account value) multiplied by 6.0% (the percentage in Column A) equals only $6,000, while $200,000 (the Guaranteed minimum income benefit base) multiplied by 5.0% (the percentage in Column B) equals $10,000. Under this example, your initial GWBL benefit base would be $200,000, and your Applicable percentage would be 5.0%.

The initial GWBL benefit base can be increased by an Annual Ratchet on each subsequent contract date anniversary to equal the account value on that date if it is greater than the GWBL benefit base on that date. If the GWBL benefit base increases as the result of an Annual Ratchet, we will increase the charge at the time of the Annual Ratchet to the maximum charge permitted under the contract. See “Guaranteed withdrawal benefit for life charge” in “Charges and expenses” later in this Prospectus.

If the initial GWBL benefit base and Applicable percentage are calculated using your Guaranteed minimum income benefit base on the Conversion effective date (Column B above), and the GWBL benefit base is increased by an Annual Ratchet, then the Applicable percentage will increase from 5.0% to 6.0%.

However, if the initial GWBL benefit base and Applicable percentage are calculated using your account value on the Conversion effective date (Column A above), then an Annual Ratchet will not affect the Applicable percentage.

If the GWBL benefit base and/or the Applicable percentage increases as the result of an Annual Ratchet, the Guaranteed annual withdrawal amount will also increase.

If you take a withdrawal during the 30 days following the Conversion effective date, and your Guaranteed minimum income benefit is converted to the Guaranteed withdrawal benefit for life on a Single life basis, we will calculate whether that withdrawal exceeds the Guaranteed annual withdrawal amount based on your GWBL benefit base and Applicable percentage. If the withdrawal exceeds the Guaranteed annual withdrawal amount on a Single life basis, the conversion will still occur, but we will inform you that there is an Excess withdrawal.

Joint life/Successor owner.  If you hold an IRA or NQ contract, you may convert your Guaranteed minimum income benefit to a Joint life Guaranteed withdrawal benefit for life. You must affirmatively request that the benefit be converted and your spouse must be at least age 70 on the Conversion effective date. If the younger spouse is younger than 70 as of the Conversion effective date, the election of Joint life will not be available, even if the contract was issued to spousal joint owners. The successor owner must be the owner’s spouse. For NQ contracts, the successor owner can be designated as a joint owner. See “Additional owner and annuitant requirements” earlier in this section for more information regarding the requirements for naming a successor owner. The automatic conversion of the Guaranteed minimum income benefit to the Guaranteed withdrawal benefit for life following age 80 will create a Single life contract with the Guaranteed withdrawal benefit for life, even if you and your spouse are joint owners of your NQ contract. You will be able to change your contract to a Joint life contract at a later date, before the first withdrawal is taken after the Conversion transaction date. If you do add a Joint life contract, your spouse must submit any requested information.

For Joint life contracts, the percentages used in determining the Applicable percentage and the Guaranteed annual withdrawal amount will depend on your age or the age of your spouse, whoever is younger, as set forth in the following table.

44

If you have the GMIB I – Asset Allocation or GMIB II – Custom Selection
Younger spouse’s age	A Applicable percentage of account value	B Applicable percentage of Guaranteed minimum income benefit base
85+	5.5%	4.0%
80-84	5.0%	3.5%
75-79	4.5%	3.0%
70-74	4.0%	2.5%

For example, if on the Conversion effective date your account value is $100,000, your GMIB I — Asset Allocation or GMIB II — Custom Selection benefit base is $150,000, and the younger spouse is age 72, the Guaranteed annual withdrawal amount would be $4,000. This is because $100,000 (the account value) multiplied by 4.0% (the percentage in Column A for the younger spouse’s age band) equals $4,000, while $150,000 (the Guaranteed minimum income benefit base) multiplied by 2.5% (the percentage in Column B for the younger spouse’s age band) equals $3,750. Under this example, your initial GWBL benefit base would be $100,000, and your Applicable percentage would be 4.0%.

The initial GWBL benefit base can be increased by an Annual Ratchet on each subsequent contract date anniversary to equal the account value on that date if it is greater than the GWBL benefit base on that date. If the GWBL benefit base increases as the result of an Annual Ratchet, we will increase the charge at the time of the Annual Ratchet to the maximum charge permitted under the contract. See “Guaranteed withdrawal benefit for life charge” in “Charges and expenses” later in this Prospectus.

If the initial GWBL benefit base and Applicable percentage are calculated using your Guaranteed minimum income benefit base on the Conversion effective date (Column B above), and the GWBL benefit base is increased by an Annual Ratchet, then the Applicable percentage will increase to the percentage listed in Column A. In addition, if the younger spouse has entered a new age band at the time of a ratchet, the Applicable percentage will increase to the percentage listed in Column A for that age band. Similarly, if the initial GWBL benefit base and Applicable percentage are calculated using your account value on the Conversion effective date (Column A above), and the GWBL benefit base is increased by an Annual Ratchet in a year that the younger spouse has entered a new age band, the Applicable percentage will increase to the percentage listed in Column A for that age band.

Using the example above, if the account value is $160,000 on the contract date anniversary that the younger spouse is age 77, then the GWBL benefit base would ratchet to $160,000, the applicable percentage would increase to 4.5%, and your Guaranteed annual withdrawal amount would increase to $7,200.

You may elect Joint life at any time before you begin taking withdrawals. If the Guaranteed minimum income benefit has already converted to the Guaranteed withdrawal benefit for life on a Single life basis, the calculation of the initial Applicable percentage and Guaranteed annual withdrawal amount will be based on the younger spouse’s age as of the Conversion effective date, not at the time you elect Joint life, even if the younger spouse is in a different age band at that time.

For conversion at age 80, if you take a withdrawal during the 30 days following the Conversion effective date, you can still elect Joint life. We will recalculate your Guaranteed annual withdrawal amount based on the younger spouse’s age as of the conversion effective date. If the withdrawal does not exceed the recalculated Guaranteed annual withdrawal amount, we will set up the Guaranteed withdrawal benefit for life on a Joint life basis. If the withdrawal exceeds the recalculated Guaranteed annual withdrawal amount, we will offer you the option of either: (i) setting up the benefit on a Joint life basis and treating your withdrawal as an Excess withdrawal, or (ii) setting up the benefit on a Single life basis.

Under a Joint life contract, lifetime withdrawals are guaranteed for the life of both the owner and the successor owner.

For Joint life IRA or NQ contracts, a successor owner may only be named before the first withdrawal is taken after the 30th day following the Conversion effective date, if your spouse is at least 70 on the Conversion effective date. (Withdrawals taken during the applicable period following the Conversion effective date will not bar you from selecting a Joint life contract, but may affect your ability to elect Joint life if the withdrawals are too large as described earlier in this section.)

If you and the successor owner are no longer married, you may either: (i) drop the original successor owner or (ii) replace the original successor owner with your new spouse. This can only be done before the first withdrawal is taken after the 30th day following the Conversion effective date. If the successor owner is dropped before the first withdrawal is taken after the 30th day following the Conversion effective date, the Applicable percentage will be based on the owner’s life on a Single life basis. After the first withdrawal is taken after the 30th day following the Conversion effective date, the successor owner can be dropped but cannot be replaced. If the successor owner is dropped after the first withdrawal is taken after the 30th day following the Conversion effective date, the Applicable percentage will continue to be based on the Joint life calculation described earlier in this section. The Applicable percentage will not be adjusted to a Single life percentage.

For Joint life contracts owned by a non-natural owner, a joint annuitant may be named. This can only be done before the first withdrawal is taken after the 30th day following the Conversion effective date. The annuitant and joint annuitant must be spouses. If the annuitant and joint annuitant are no longer married, you may either: (i) drop the joint annuitant or (ii) replace the original joint annuitant with the annuitant’s new spouse. This can only be done before the first withdrawal is taken after the 30th day following the Conversion effective date. If the joint annuitant is dropped before the first withdrawal is taken after the 30th day following the Conversion effective date, the Applicable percentage will be based on the annuitant’s life on a Single life basis. After the first withdrawal is taken after the 30th day following the

45

Conversion effective date, the joint annuitant may be dropped but cannot be replaced. If the joint annuitant is dropped after the first withdrawal is taken after the 30th day following the Conversion effective date, the Applicable percentage will continue to be based on the Joint life calculation described earlier in this section.

Joint life QP contracts are not permitted in connection with this benefit. This benefit is not available under an Inherited IRA contract. If you are using your Accumulator® or Accumulator® EliteSM contract to fund a charitable remainder trust, you will have to take certain distribution amounts. You should consider split-funding so that those distributions do not adversely impact your guaranteed withdrawal benefit for life. See “Owner and annuitant requirements” earlier in this section.

Effect of Excess withdrawals

For any withdrawal that causes cumulative withdrawals in a contract year to exceed your Guaranteed annual withdrawal amount, the entire amount of that withdrawal and each subsequent withdrawal in that contract year are considered Excess withdrawals.

An Excess withdrawal can cause a significant reduction in both your GWBL benefit base and your Guaranteed annual withdrawal amount. If you make an Excess withdrawal, we will recalculate your GWBL benefit base and the Guaranteed annual withdrawal amount, as follows:

•

The entire withdrawal amount will reduce the GWBL benefit base on a pro rata basis (which means that we calculate the percentage of your current account value that is being withdrawn and we reduce your current benefit base by the same percentage).

•	The Guaranteed annual withdrawal amount is recalculated to equal the Applicable percentage multiplied by the reset GWBL benefit base.

You should not convert your Guaranteed minimum income benefit to a Guaranteed withdrawal benefit for life if you plan to take withdrawals in excess of your Guaranteed annual withdrawal amount as such withdrawals may significantly reduce or eliminate the value of the GWBL benefit. If your account value is less than your GWBL benefit base (due, for example, to negative market performance), an Excess withdrawal, even one that is only slightly more than your Guaranteed annual withdrawal amount, can significantly reduce your GWBL benefit base and the Guaranteed annual withdrawal amount.

For example, assume your GWBL benefit base (based on the Guaranteed minimum income benefit base) is $100,000 and your account value is $80,000 when you decide to begin taking withdrawals at age 86, on a Single life basis. Your Guaranteed annual withdrawal amount is equal to $5,000 (5.0% of $100,000). You take an initial withdrawal of $8,000. You have withdrawn 10% of your account value. As your benefit base is $100,000 before the withdrawal, it would also be reduced by 10% or $10,000 (10% of $100,000) and your new benefit base would be $90,000 ($100,000 minus $10,000). In addition, your Guaranteed annual withdrawal amount is reduced to $4,500 (5.0% of $90,000), instead of the original $5,000. See “How withdrawals affect your GWBL” later in this Prospectus.

Withdrawal charges, if applicable under your Accumulator® Series contract, are applied to the amount of the withdrawal that exceeds the greater of (i) the Guaranteed annual withdrawal amount or (ii) the 10% free withdrawal amount. A withdrawal charge would not be applied in the example above since the $8,000 withdrawal (equal to 10% of the contract’s account value as of the beginning of the contract year) falls within the 10% free withdrawal amount. Under the example above, additional withdrawals during the same contract year could result in a further reduction of the GWBL benefit base and the Guaranteed annual withdrawal amount, as well as an application of withdrawal charges, if applicable. See “Withdrawal charge” in “Charges and expenses” later in this Prospectus.

You should note that an Excess withdrawal that reduces your account value to zero terminates the contract, including all benefits, without value. See “Effect of your account value falling to zero” later in this section.

In general, if your contract is a traditional IRA and you participate in our Automatic RMD service, an automatic withdrawal under that program will not cause an Excess withdrawal, even if it exceeds your Guaranteed annual withdrawal amount. For more information, see “Lifetime required minimum distribution withdrawals” in “Accessing your money” later in this Prospectus.

Annual Ratchet

Your GWBL benefit base is recalculated on each contract date anniversary to equal the greater of: (i) the account value and (ii) the most recent GWBL benefit base. If your account value is greater, we will ratchet up your GWBL benefit base to equal your account value. For Joint life contracts, if your GWBL benefit base ratchets on any contract date anniversary after you begin taking withdrawals, your Applicable percentage may increase based on your spouse’s attained age at the time of the ratchet. For Single life contracts, if the initial GWBL benefit base and Applicable percentage are calculated using your Guaranteed minimum income benefit base on the Conversion effective date and the GWBL benefit base is increased by an Annual Ratchet, then the Applicable percentage will increase from 5.0% to 6.0%. For both Single life and Joint life contracts, your Guaranteed annual withdrawal amount will also be increased, if applicable, to equal your Applicable percentage times your new GWBL benefit base.

If your GWBL benefit base ratchets, we will increase the charge for the benefit to the maximum charge permitted under the contract. Once we increase the charge, it is increased for the life of the contract. We will permit you to opt out of the ratchet if the charge increases. If you choose to opt out, your charge will stay the same but your GWBL benefit base will no longer ratchet. Upon request, we will permit you to accept a GWBL benefit base ratchet with the charge increase on a subsequent contract date anniversary. For a description of the charge increase, see “Guaranteed withdrawal benefit for life benefit charge” later in this Prospectus.

46

Subsequent contributions

Subsequent contributions are not permitted after the Conversion transaction date.

Investment options

While the Guaranteed withdrawal benefit for life is in effect, investment options will be restricted to Option A. If your account value is invested in any other investment options as of the Conversion transaction date, you will be required to reallocate your account value at the time you request that your Guaranteed minimum income benefit be converted to the Guaranteed withdrawal benefit for life.

If the Guaranteed withdrawal benefit for life is dropped, the available investment options will revert to the investment options that were originally available under the contract, pursuant to the Guaranteed minimum income benefit that had been elected.

Automatic conversion

At age 80, if you take no action during the 30 days after the Conversion effective date, and permit your Guaranteed minimum income benefit to convert to the Guaranteed withdrawal benefit for life automatically, we will reallocate any portion of your account value invested in investment options other than those available under Option A to the EQ Balanced Strategy Portfolio as part of the automatic conversion, on the Conversion transaction date. You will be able to reallocate your account value, subject to Option A limits at any time after the Conversion transaction date, just as you would if you had affirmatively elected to convert. Also, if you permit the automatic conversion to occur, the conversion will initially create a Single life contract with the Guaranteed withdrawal benefit for life, even if you and your spouse are joint owners of your NQ contract, and you both meet the age requirements set forth earlier in this section. You will be able to change your contract to a Joint life contract at a later date, before the first withdrawal is taken after the Conversion transaction date, if you meet the requirements described under “Joint life” earlier in this section. In all other respects, the Guaranteed withdrawal benefit for life will function in exactly the same way after an automatic conversion as if you affirmatively elect to convert.

If the EQ Balanced Strategy Portfolio is not being offered as part of your contract as of the Conversion transaction date, we will automatically reallocate your account value to another designated variable investment option with a similar investment objective, which we will disclose to you before conversion. If no such variable investment option is being offered under your contract at the time of conversion, we will reallocate your account value to the guaranteed interest option.

Upon conversion, a recurring optional rebalancing program is not available; instead, you can rebalance your account value by submitting a request to rebalance your account value as of the date we receive your request. Any subsequent rebalancing transactions would require a subsequent rebalancing request.

Dollar cost averaging

Any dollar cost averaging program in place on the date of conversion will be terminated. Any money remaining in the account for special dollar cost averaging (for Accumulator® and Accumulator® EliteSM contracts) or the account for special money market dollar cost averaging (for Accumulator® PlusSM and Accumulator® SelectSM contracts) on that date will be invested in the EQ Balanced Strategy Portfolio. If the EQ Balanced Strategy Portfolio is not being offered as part of your contract at the time of conversion, we will automatically reallocate such monies as described immediately above in “Automatic conversion.”

You may elect a new Investment simplifier or general dollar cost averaging program after conversion, but the special dollar cost averaging program (for Accumulator® and Accumulator® EliteSM contracts) or the special money market dollar cost averaging program (for Accumulator® PlusSM and Accumulator® SelectSM contracts) will not be available after conversion. See “Dollar cost averaging” in “Allocating your contributions” earlier in this section.

Earnings enhancement benefit

If you elected the Earnings enhancement benefit, it will continue in force after conversion, although it may be adversely affected by withdrawals under the Guaranteed withdrawal benefit for life as it will no longer be eligible to increase. We will continue to deduct the charge for these benefits as long they remain in effect. See “Charges and expenses” for more information.

Guaranteed minimum death benefit

The Guaranteed minimum death benefit that is in effect before the conversion of the Guaranteed minimum income benefit to the Guaranteed withdrawal benefit for life will continue to be in effect after the conversion, but there will be no further Annual Ratchets or Roll-ups of the death benefit as of the contract date anniversary following age 80. However, we will continue to deduct the charge for these benefits as long they remain in effect. See “Guaranteed benefit charges” in “Charges and expenses” for more information. See also “How withdrawals affect your Guaranteed minimum income benefit and Guaranteed minimum death benefit” in “Accessing your money” and “Spousal continuation” in “Payment of death benefit” later in this Prospectus.

If you convert your Guaranteed minimum income benefit to a Guaranteed withdrawal benefit for life on a Joint life basis, the Guaranteed minimum death benefit that would otherwise have been payable at the death of the owner (or the older joint owner or the annuitant or older joint annuitant if the contract is owned by a non-natural owner) will be payable at the death of the second to die of the owner and successor owner (or both joint annuitants if the contract is owned by a non-natural owner). Under certain circumstances, Roll-ups and Annual Ratchets may resume after the death of the older spouse, depending on the age of the younger spouse. See “Spousal continuation” in “Payment of death benefit” later in this Prospectus.

47

Annuity maturity date.  If your contract is annuitized at maturity, we will offer an annuity payout option that guarantees you will receive payments that are at least equal to what you would have received under the Guaranteed withdrawal benefit for life. Any remaining Guaranteed minimum death benefit value will be transferred to the annuity payout contract as your “minimum death benefit.” The minimum death benefit will be reduced pro rata by each payment. See “Annuity maturity date” in “Accessing your money” later in this Prospectus.

Effect of your account value falling to zero

If your account value falls to zero due to an Excess withdrawal, we will terminate your contract and you will receive no further payments or benefits. If an Excess withdrawal results in a withdrawal that equals more than 90% of your cash value or reduces your cash value to less than $500, we will treat your request as a surrender of your contract even if your GWBL benefit base is greater than zero.

However, if your account value falls to zero, either due to a withdrawal or surrender that is not an Excess withdrawal or due to a deduction of charges, please note the following:

•

Your Accumulator® Series contract terminates and you will receive a supplementary life annuity contract setting forth your continuing benefits. The owner of the Accumulator® Series contract will be the owner and annuitant. The successor owner, if applicable, will be the joint annuitant. If the owner is non-natural, the annuitant and joint annuitant, if applicable, will be the same as under your Accumulator® Series contract.

•	If you were taking withdrawals through the “Maximum payment plan,” we will continue the scheduled withdrawal payments on the same basis.

•

If you were taking withdrawals through the “Customized payment plan” or in unscheduled partial withdrawals, we will pay the balance of the Guaranteed annual withdrawal amount for that contract year in a lump sum. Payment of the Guaranteed annual withdrawal amount will begin on the next contract date anniversary.

•	Payments will continue at the same frequency for Single or Joint life contracts, as applicable, or annually if automatic payments were not being made.

•

Any guaranteed minimum death benefit remaining under the original contract will be carried over to the supplementary life annuity contract. The death benefit will no longer grow and will be reduced on a dollar-for-dollar basis as payments are made. If there is any remaining death benefit upon the death of the owner and successor owner, if applicable, we will pay it to the beneficiary.

•	The charge for the Guaranteed withdrawal benefit for life and any enhanced death benefit will no longer apply.

•	If at the time of your death the Guaranteed annual withdrawal amount was being paid to you as a supplementary life annuity contract, your beneficiary may not elect the Beneficiary continuation option.

Other important considerations

•	This benefit is not appropriate if you do not intend to take withdrawals prior to annuitization.

•

Amounts withdrawn in excess of your Guaranteed annual withdrawal amount may be subject to a withdrawal charge, if applicable under your Accumulator® Series contract, as described in “Charges and expenses” later in this Prospectus. In addition, all withdrawals count toward your free withdrawal amount for that contract year. Excess withdrawals can significantly reduce or completely eliminate the value of the GWBL. See “Effect of Excess withdrawals” above in this section and “How withdrawals affect your GWBL” later in this Prospectus.

•	Withdrawals are not considered annuity payments for tax purposes. See “Tax information” later in this Prospectus.

•

All withdrawals reduce your account value and Guaranteed minimum death benefit. See “How withdrawals are taken from your account value” and “How withdrawals affect your Guaranteed minimum income benefit and Guaranteed minimum death benefit” in “Accessing your money” later in this Prospectus.

•	If you withdraw less than the Guaranteed annual withdrawal amount in any contract year, you may not add the remainder to your Guaranteed annual withdrawal amount in any subsequent year.

•	The GWBL benefit terminates if the contract is continued under the beneficiary continuation option or under the Spousal continuation feature if the spouse is not the successor owner.

•

If you surrender your contract to receive its cash value and your cash value is greater than your Guaranteed annual withdrawal amount, all benefits under the contract will terminate, including the GWBL benefit.

•

If you transfer ownership of the contract, you terminate the GWBL benefit. See “Transfers of ownership, collateral assignments, loans and borrowing” in “More information” later in this Prospectus for more information.

•	Withdrawals are available under other annuity contracts we offer and the contract without purchasing a withdrawal benefit.

•

If you elect GWBL on a Joint life basis and subsequently get divorced, your divorce will not automatically terminate the contract. For both Joint life and Single life contracts, it is possible that the terms of your divorce decree could significantly reduce or completely eliminate the value of this benefit. Any withdrawal made for the purpose of creating another contract for your ex-spouse will reduce the benefit base(s) as described in “How withdrawals affect your GWBL” later in this Prospectus, even if pursuant to a divorce decree.

•	Before you name a beneficiary and if you are considering whether your joint owner/annuitant or beneficiary is

48

treated as your spouse, please be advised that civil union partners and domestic partners are not treated as spouses for federal purposes; in the event of a conflict between state and federal law we follow federal law in the determination of spousal status. See “Payment of Death Benefit” under “Spousal continuation” later in this prospectus.

Dropping the Guaranteed withdrawal benefit for life after conversion

You may drop the Guaranteed withdrawal benefit for life from your contract after conversion from the Guaranteed minimum income benefit, subject to the following restrictions:

•

You may not drop the Guaranteed withdrawal benefit for life if there are any withdrawal charges in effect under your Accumulator® Series contract, including withdrawal charges applicable to subsequent contributions. If there are no withdrawal charges in effect under your Accumulator® Series contract on the Conversion effective date, you may drop the Guaranteed withdrawal benefit for life at any time.

•

The Guaranteed withdrawal benefit for life will be dropped from your contract on the date we receive your election form at our processing office in good order. If you drop the Guaranteed withdrawal benefit for life on a date other than a contract date anniversary, we will deduct a pro rata portion of the Guaranteed withdrawal benefit for life charge for that year, on that date.

•	After the Guaranteed withdrawal benefit for life is dropped, the withdrawal treatment for the Guaranteed minimum death benefit will continue on a pro rata basis.

•

If you drop the Guaranteed withdrawal benefit for life, the investment limitations associated with that benefit will be lifted. You will be able to invest in any of the investment options offered under the Guaranteed minimum income benefit that you had originally elected.

•

Generally, only contracts with the Guaranteed withdrawal benefit for life can have successor owners. However, if your contract has the Guaranteed withdrawal benefit for life with the Joint life option, the successor owner under that contract will continue to be deemed a successor owner, even if you drop the Guaranteed withdrawal benefit for life. The successor owner will continue to have precedence over any designated beneficiary in the event of the owner’s death.

After your request has been processed, you will receive a letter confirming that the Guaranteed withdrawal benefit for life has been dropped.

See “Investment options” earlier in this section for information regarding how dropping the Guaranteed withdrawal benefit for life would affect your investment options.

Guaranteed benefit offers

From time to time, we may offer you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits. Previously, we made offers to groups of contract owners that provided for an increase in account value in return for terminating their guaranteed death or income benefits. In the future, we may make additional offers to these and other groups of contract owners.

When we make an offer, we may vary the offer amount, up or down, among the same group of contract owners based on certain criteria such as account value, the difference between account value and any applicable benefit base, investment allocations and the amount and type of withdrawals taken. For example, for guaranteed benefits that have benefit bases that can be reduced on either a pro rata or dollar-for-dollar basis, depending on the amount of withdrawals taken, we may consider whether you have taken any withdrawal that has caused a pro rata reduction in your benefit base, as opposed to a dollar-for-dollar reduction. Also, we may increase or decrease offer amounts from offer to offer. In other words, we may make an offer to a group of contract owners based on an offer amount, and, in the future, make another offer based on a higher or lower offer amount to the remaining contract owners in the same group.

If you accept an offer that requires you to terminate a guaranteed benefit, we will no longer charge you for it, and you will not be eligible for any future offers related to that type of guaranteed benefit, even if such future offer would have included a greater offer amount or different payment or incentive.

Guaranteed benefit lump sum payment option

The Guaranteed Benefit Lump Sum Payment option is currently available under the following limited circumstances.

(1)

If you elected a Guaranteed minimum income benefit (“GMIB”), and the no-lapse guarantee is in effect and your account value falls to zero, either due to a withdrawal that is not an Excess withdrawal or due to a deduction of charges;

or

(2)

If you elected a Guaranteed withdrawal benefit for life (“GWBL”) or elected a GMIB that converted to a GWBL, and your account value falls to zero, either due to a withdrawal or surrender that is not an Excess withdrawal or due to a deduction of charges.

We reserve the right to terminate the availability of this option at any time.

If your account value falls to zero, as described above, 1-2 business days thereafter we will send you a letter which will describe the options available to you, including the Guaranteed Benefit Lump Sum Payment option to make your election. In addition, the letter will include the following information:

1.	The Guaranteed Benefit Lump Sum offer is optional;

2.	If no action is taken, you will receive the stream of payments as promised under your contract;

49

3.	The amount and frequency of the stream of payments based on a single life annuity for GMIB or on the annuity option elected and applicable withdrawal rate for GWBL;

4.	The amount you would receive if you elect the Guaranteed Benefit Lump Sum offer;

5.	That the amount of the Guaranteed Benefit Lump Sum offer is less than the present value of the stream of payments;

6.	A description of the factors you should consider before accepting the Guaranteed Benefit Lump Sum offer;

7.	The reason we are making the Guaranteed Benefit Lump Sum offer; and

8.	That you may elect to receive a reduced series of income payments based on joint lives and can contact the customer services group to obtain the amount of a joint life annuity.

You will have no less than 30 days from the day your account value falls to zero to elect an option. If you elect the Guaranteed Benefit Lump Sum Payment option, you will receive the lump sum amount in a single payment.

If you elect the Guaranteed Benefit Lump Sum Payment, your contract and optional benefits will terminate, including any guaranteed minimum death benefit. If you do not make an election, we will automatically exercise your GMIB by issuing a supplementary annuity contract using the default option described in your contract. In the case of the GWBL, we will issue you a supplementary life annuity contract and any of the applicable benefits will continue.

We will determine the Guaranteed Benefit Lump Sum Payment amount as of the day your account value fell to zero. The amount of a Guaranteed Benefit Lump Sum Payment will vary based on the factors described below.

We first determine the contract reserves attributable to your contract using standard actuarial calculations, which is a conservative measurement of present value. In general, the contract reserve is the present value of future benefit payments. In determining your contract reserve, we take into account the following factors:

•	The owner/annuitant’s life expectancy (based on gender and age);

•	The current annual payment for the GMIB, adjusted for any outstanding withdrawal charge or, in the case of the GWBL, the guaranteed annual withdrawal amount, in the form of a single life annuity;

•	The interest rate at the time your account value fell to zero; and

•	Any remaining guaranteed minimum death benefit under the GWBL feature.

The Guaranteed Benefit Lump Sum Payment is calculated based on a percentage of the contract reserve based on certain factors including, but not limited to, the current interest rate environment and GMIB utilization rates. We will use the percentage that is in effect at the time of your election. The percentage will range from 50% to 90% of the contract reserve. If your account value falls to zero, as described above, we will notify you then of the current percentage when we send you the letter describing the options available to you. If you have the GMIB, your payment will be reduced, as applicable, by any annual payments made since your account value fell to zero. If you have the GWBL, your payment will be reduced, as applicable, by any GWBL withdrawals made under a Customized payment plan or Maximum payment plan since your account value fell to zero. For information on how the Guaranteed Benefit Lump Sum Payment option works under certain hypothetical circumstances, please see Appendix IX.

In the event your account falls to zero, as described above, you should evaluate this payment option carefully. If you elect the Guaranteed Benefit Lump Sum Payment option, you would no longer have the ability to receive periodic cash payments over your lifetime under the GMIB and/or the opportunity to take certain guaranteed withdrawals and keep any level of guaranteed death benefit under the GWBL. When you purchased your contract you made a determination that the lifetime income stream available under the GMIB or the GWBL was important to you based on your personal circumstances. When considering this payment option, you should consider whether you still need the benefits of an ongoing lifetime income stream, given your personal and financial circumstances.

In addition, you should consider the following factors:

•	Whether, given your state of health, you believe you are likely to live to enjoy the future income benefits provided by the GMIB or the GWBL;

•

If you have the GWBL, whether it is important for you to leave a minimum death benefit to your beneficiaries as the election of the guaranteed lump sum option will terminate any guaranteed minimum death benefit, if still in effect; and

•

Whether a lump sum payment (which may be up to 50% less than the present value of the future stream of payments) is more important to you than a future stream of payments. See Hypothetical Illustration in Appendix IX.

In considering the factors above, and any other factors you believe are relevant, you may wish to consult with your financial professional or other advisor.

We believe that offering this payment option could be mutually beneficial to both us and to contract owners whose financial circumstances may have changed since they purchased the contract. If you elect the Guaranteed Benefit Lump Sum Payment option, you would immediately receive a lump sum payment rather than a stream of future payments over your lifetime. We would gain a financial benefit because we

50

anticipate that providing a lump sum payment to you will be less costly to us than paying you periodic cash payments during your lifetime. The lump sum payment option may not be beneficial for everyone.

If you elect the Guaranteed Benefit Lump Sum Payment option it will be treated as a surrender of the contract and may be taxable and subject to tax penalties. For information on tax consequences, please see the section entitled “Tax information” in the Prospectus.

This payment option may not be available in all states. We may, in the future, suspend or terminate this payment option, or offer this payment option on more or less favorable terms upon advance notice to you.

Inherited IRA beneficiary continuation contract

(For Accumulator®, Accumulator® EliteSM and Accumulator® SelectSM contracts only)

This description of the Inherited IRA beneficiary continuation contract describes the contract as in effect prior to legislation enacted at the end of 2019. Legislation enacted at the end of 2019 has changed key aspects of Inherited IRA contracts. After regulatory guidance is issued on this legislation, we anticipate making changes beginning in 2020 to our Inherited IRA contracts to reflect these legislative changes. We may be required in certain cases to pay benefits faster under existing contracts. We may consider limiting the availability of Inherited IRA contracts to new purchasers pending the issuance of further guidance.

The Inherited IRA beneficiary continuation contract is intended to provide options to beneficiaries in complying with federal income tax rules. There are a number of limitations on who can purchase the contract, how the contract is purchased, and the features that are available under the contract. A prospective purchaser should seek tax advice before making a decision to purchase the contract.

We offer the Inherited IRA beneficiary continuation contract to eligible beneficiaries under individual retirement arrangements (traditional or Roth) where the original individual retirement account or annuity was not issued by the Company. The beneficiary may want to change the investments of the “original IRA” inherited from the now-deceased IRA owner, but must take post-death required minimum distribution (“RMD”) payments from an IRA that was inherited. The Inherited IRA beneficiary continuation contract has provisions intended to meet post-death RMD rules, which are similar to those of the Beneficiary continuation option (“BCO”) restricted to eligible beneficiaries of contracts issued by the Company. See “Beneficiary continuation option for traditional IRA and Roth IRA contracts only” under “Beneficiary continuation option” in “Payment of death benefit” later in this Prospectus. Further, since the Inherited IRA beneficiary continuation contract is intended to replace the investment originally selected by the now-deceased IRA owner, a prospective purchaser should carefully consider the features and investments available under the Inherited IRA beneficiary continuation contract, and the limitations and costs under the contract in comparison with the existing arrangement before making any purchase decision. Finally, the contract may not be available in all states. Please speak with your financial professional for further information.

Who can purchase an Inherited IRA beneficiary continuation contract

The Inherited IRA beneficiary continuation contract is offered only to beneficiaries of contracts not issued by the Company as follows:

•	beneficiaries of IRAs who are individuals (“IRA beneficiaries”); and

•

eligible non-spousal individual beneficiaries of deceased plan participants in qualified plans, 403(b) plans and governmental employer 457(b) plans (“Non-spousal Applicable Plan beneficiaries”). The purpose is to enable such beneficiaries to elect certain post-death RMD payment choices available to them under federal income tax rules, which may not be offered under the Applicable Plan.

Certain trusts with only individual beneficiaries are treated as individuals and are eligible to purchase the Inherited IRA beneficiary continuation contract if such trust is either an IRA beneficiary or a Non-spousal Applicable Plan beneficiary.

How an Inherited IRA beneficiary continuation contract is purchased

IRA Beneficiary.  A traditional Inherited IRA beneficiary continuation contract can only be purchased by a direct transfer of the beneficiary’s interest under the deceased owner’s original traditional IRA. An Inherited Roth IRA beneficiary continuation contract can only be purchased by a direct transfer of the beneficiary’s interest under the deceased owner’s original Roth IRA. In this discussion, “you” refers to the owner of the Inherited IRA beneficiary continuation contract. The owner of the Inherited IRA beneficiary continuation contract owns the contract in his/her capacity as beneficiary of the original traditional or Roth IRA, and not in his/her own right. For this reason, the contract must also contain the name of the deceased owner.

Non-spousal Applicable Plan beneficiary.  In the case of a non-spousal beneficiary under a deceased plan participant’s Applicable Plan, the Inherited IRA can only be purchased by a direct rollover of the death benefit under the Applicable Plan. In this discussion, “you” refers to the owner of the Inherited IRA beneficiary continuation contract. The owner of the Inherited IRA beneficiary continuation contract owns the contract in his/her capacity as beneficiary of the deceased plan participant, and not in his/her own right. For this reason, the contract must also contain the name of the deceased plan participant. In this discussion, references to “deceased owner” include “deceased plan participant”; references to “original IRA” include “the deceased plan participant’s interest or benefit under the Applicable Plan”, and references to “individual beneficiary of a traditional IRA” include “individual non-spousal beneficiary under an Applicable Plan.”

51

Limitations on certain features under the Inherited IRA beneficiary continuation contract

This contract is intended only for beneficiaries who want to take payments at least annually over their life expectancy. These payments generally must begin no later than December 31st of the calendar year following the year the deceased owner died. Since the contract is set up to make post-death RMD payments at least once a year, the contract is not suitable for beneficiaries who do not want to take payments from this contract every year. Beneficiaries who do not want to take scheduled payments and want to wait until the 5th year after death to withdraw the entire amount of the Inherited IRA funds should not purchase this contract. Because of the contract’s focus on payments, certain features noted below more suitable to long-term accumulation vehicles are not available under this contract.

When the Inherited IRA beneficiary continuation contract is owned by an IRA beneficiary:

•

The Inherited IRA beneficiary continuation contract can be purchased even though you have already begun taking post-death RMD payments of your interest as a beneficiary from the deceased owner’s original IRA. You should discuss with your own tax adviser when payments must begin or must be made.

•

The initial contribution must be a direct transfer from the deceased owner’s original IRA and is subject to minimum contribution amounts. See “Rules regarding contributions to your contract” in “Appendix VIII” for more information.

•

Subsequent contributions of at least $1,000 are permitted but must be direct transfers of your interest as a beneficiary from another IRA with a financial institution other than the Company, where the deceased owner is the same as under the original IRA contract. Subsequent contributions are limited to the first contract year only (for Accumulator® and Accumulator® EliteSM contracts only).

•

The Inherited IRA contract is designed to pay you at least annually (but you can elect to receive payments monthly or quarterly). Payments are generally made over your life expectancy determined in the calendar year after the deceased owner’s death and determined on a term certain basis. However, for certain Inherited IRAs, if you maintain another IRA of the same type (traditional or Roth) of the same deceased owner and you are also taking distributions over your life from that inherited IRA, you may qualify to take an amount from that other inherited IRA which would otherwise satisfy the amount required to be distributed from our Inherited IRA contract. If you choose not to take a payment from your Inherited IRA contract in any year, you must notify us in writing before we make the payment from the Inherited IRA contract, and we will not make any future payment unless you request in writing a reasonable time before we make such payment. If you choose to take a required payment from another inherited IRA, you are responsible for calculating the appropriate amount and reporting it on your income tax return. Please feel free to speak with your financial professional, or call our processing office, if you have any questions.

When the Inherited IRA beneficiary continuation contract is owned by a Non-spousal Applicable Plan beneficiary:

•

The initial contribution must be a direct rollover from the deceased plan participant’s Applicable Plan and is subject to minimum contribution amounts. See “Rules regarding contributions to your contract” in “Appendix VIII” for more information.

•	There are no subsequent contributions.

•

You must receive payments at least annually (but can elect to receive payments monthly or quarterly). Payments are generally made over your life expectancy determined in the calendar year after the deceased owner’s death and determined on a term certain basis.

•	You must receive payments from the Inherited IRA contract even if you are receiving payments from another IRA derived from the deceased plan participant.

Features of the Inherited IRA beneficiary continuation contract which apply to either type of owner:

•

The beneficiary of the original IRA (or the Non-spousal Applicable Plan beneficiary) will be the annuitant under the Inherited IRA beneficiary continuation contract. In the case where the beneficiary is a “see-through trust,” the oldest beneficiary of the trust will be the annuitant.

•	An inherited IRA beneficiary continuation contract is not available for owners over age 70.

•	You may make transfers among the investment options.

•

You may choose at any time to withdraw all or a portion of the account value. Any partial withdrawal must be at least $300. Withdrawal charges will apply as described in “Charges and expenses” later in this Prospectus. Please note that withdrawal charges do not apply to Accumulator® SelectSM contracts.

•

The GMIB I — Asset Allocation, GMIB II — Custom Selection and the “Greater of” enhanced death benefits, Spousal continuation, special dollar cost averaging program, special money market dollar cost averaging program and systematic withdrawals are not available under the Inherited IRA beneficiary continuation contract.

•	If you die, we will pay to a beneficiary that you choose the greater of the account value or the applicable death benefit.

•

Upon your death, your beneficiary has the option to continue taking required minimum distributions based on your remaining life expectancy or to receive any remaining interest in the contract in a lump sum. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment. If your beneficiary elects to continue to

52

take distributions, we will increase the account value to equal the applicable death benefit if such death benefit is greater than such account value as of the date we receive satisfactory proof of death and any required instructions, information and forms. Thereafter, withdrawal charges will no longer apply (if applicable under your Accumulator® Series contract). If you had elected an enhanced death benefit, it will no longer be in effect and charges for such benefit will stop. The Guaranteed minimum death benefit will also no longer be in effect.

Your right to cancel within a certain number of days

If for any reason you are not satisfied with your contract, you may return it to us for a refund. To exercise this cancellation right you must mail the contract, with a signed letter of instruction electing this right, to our processing office within 10 days after you receive it. If state law requires, this “free look” period may be longer. Other state variations may apply. Please contact your financial professional and/or see Appendix VI to find out what applies in your state.

Generally, your refund will equal your account value under the contract on the day we receive notification to cancel the contract and will reflect (i) any investment gain or loss in the variable investment options (less the daily charges we deduct), (ii) any guaranteed interest in the guaranteed interest option and (iii) any interest in the account for special dollar cost averaging, through the date we receive your contract. Some states, however, require that we refund the full amount of your contribution (not reflecting (i), (ii), or (iii) above). For any IRA contract returned to us within seven days after you receive it, we are required to refund the full amount of your contribution. Please note that the account for special dollar cost averaging is available to Accumulator® and Accumulator® EliteSM contract owners only.

For Accumulator® PlusSM contract owners, please note that you will forfeit the credit by exercising this right of cancellation.

We may require that you wait six months before you may apply for a contract with us again if:

•	you cancel your contract during the free look period; or

•	you change your mind before you receive your contract whether we have received your contribution or not.

Please see “Tax information” later in this Prospectus for possible consequences of cancelling your contract.

If you fully convert an existing traditional IRA contract to a Roth IRA contract, you may cancel your Roth IRA contract and return to a traditional IRA contract. Our processing office, or your financial professional, can provide you with the cancellation instructions.

In addition to the cancellation right described above, you have the right to surrender your contract, rather than cancel it. Please see “Surrendering your contract to receive its cash value,” later in this Prospectus. Surrendering your contract may yield results different than canceling your contract, including a greater potential for taxable income. In some cases, your cash value upon surrender may be greater than your contributions to the contract. Please see “Tax information” later in this Prospectus.

53

2. Determining your contract’s value

Your account value and cash value

Your “account value” is the total of the values you have in: (i) the variable investment options; (ii) the guaranteed interest option; and (iii) the account for special dollar cost averaging (applies to Accumulator® and Accumulator® EliteSM contracts only).

Your contract also has a “cash value.” At any time before annuity payments begin, your contract’s cash value is equal to the account value, less: (i) the total amount or a pro rata portion of the annual administrative charge, as well as any optional benefit charges; and (ii) any applicable withdrawal charges (not applicable to Accumulator® SelectSM contracts). Please see “Surrendering your contract to receive its cash value” in “Accessing your money” later in this Prospectus.

Your contract’s value in the variable investment options

Each variable investment option invests in shares of a corresponding Portfolio. Your value in each variable investment option is measured by “units.” The value of your units will increase or decrease as though you had invested it in the corresponding Portfolio’s shares directly. Your value, however, will be reduced by the amount of the fees and charges that we deduct under the contract.

The unit value for each variable investment option depends on the investment performance of that option, less daily charges for:

(i)	mortality and expense risks;

(ii)	administrative expenses; and

(iii)	distribution charges.

On any day, your value in any variable investment option equals the number of units credited to that option, adjusted for any units purchased for or deducted from your contract under that option, multiplied by that day’s value for one unit. The number of your contract units in any variable investment option does not change unless they are:

(i)	increased to reflect additional contributions (plus the credit for Accumulator® PlusSM contracts);

(ii)	decreased to reflect a withdrawal (plus applicable withdrawal charges if applicable under your Accumulator® Series contract); or

(iii)	increased to reflect a transfer into, or decreased to reflect a transfer out of, a variable investment option.

In addition, when we deduct the enhanced death benefit, Guaranteed minimum income benefit, Guaranteed withdrawal benefit for life and/or Earnings enhancement benefit charges, the number of units credited to your contract will be reduced. Your units are also reduced when we deduct the annual administrative charge. A description of how unit values are calculated is found in the SAI.

Your contract’s value in the guaranteed interest option

Your value in the guaranteed interest option at any time will equal: your contributions and transfers to that option, plus interest, minus withdrawals out of the option, and charges we deduct.

Your contract’s value in the account for special dollar cost averaging

(For Accumulator® and Accumulator® EliteSM contracts only)

Your value in the account for special dollar cost averaging at any time will equal your contribution allocated to that option, plus interest, less the sum of all amounts that have been transferred to the variable investment options you have selected.

Effect of your account value falling to zero

Your account value will fall to zero and your contract will terminate without value if your account value is insufficient to pay any applicable charges when due. Your account value could become insufficient due to withdrawals and/or poor market performance. Upon such termination, you will lose your Guaranteed minimum income benefit, Guaranteed minimum death benefit and any other guaranteed benefits, except as discussed below. If your account value is low, we strongly urge you to contact your financial professional or us to determine the appropriate course of action prior to your next contract date anniversary. Your options may include making additional contributions, stopping withdrawals or exercising your Guaranteed minimum death benefit on your next contract date anniversary.

We deduct guaranteed benefit and annual administrative charges from your account value on your contract date anniversary. If you elected the Guaranteed minimum income benefit, you can only exercise the benefit during the 30 day period following your contract date anniversary. Therefore, if your account value is not sufficient to pay fees on your next contract date anniversary, your contract will terminate without value and you will not have an opportunity to exercise your Guaranteed minimum income benefit unless the no lapse guarantee provision under your contract is still in effect.

See Appendix VI later in this Prospectus for any state variations with regard to terminating your contract.

Guaranteed minimum income benefit no lapse guarantee.  In certain circumstances, even if your account value falls to

54

zero, your Guaranteed minimum income benefit will still have value. Please see “Contract features and benefits” earlier in this Prospectus for information on this feature.

Guaranteed withdrawal benefit for life.  If your Guaranteed minimum income benefit converts to the Guaranteed withdrawal benefit for life and your account value falls to zero due to an Excess withdrawal, we will terminate your contract, including any Guaranteed minimum death benefit, and you will receive no payment or supplementary life annuity contract, even if your GWBL benefit base is greater than zero. If, however, your account value falls to zero, either due to a withdrawal or surrender that is not an Excess withdrawal or due to a deduction of charges, the benefit will still have value. See “Contract features and benefits” earlier in this Prospectus.

Termination of your contract

Your contract, including any guaranteed benefits (except as noted below) you have elected, will terminate for any of the following reasons:

•	You surrender your contract. See “Surrendering your contract to receive its cash value” in Accessing your money” for more information.

•	You annuitize your contract. See “Your annuity payout options” in “Accessing your money” for more information.

•

Your contract reaches its maturity date, which will never be later than the contract date anniversary following your 95th birthday, at which time the contract must be annuitized or paid out in a lump sum. See “Your Annuity maturity date” in “Accessing your money” later in this Prospectus.

•	Your account value is insufficient to pay any applicable charges when due. See “Effect of your account value falling to zero” earlier in this section for more information.

Under certain circumstances, your GWBL and its associated minimum death benefit will continue even if your contract terminates. See “Guaranteed withdrawal benefit for life (“GWBL”)” in “Contracts features and benefits” earlier in this Prospectus for more information.

55

3. Transferring your money among investment options

Transferring your account value

At any time before the date annuity payments are to begin, you can transfer some or all of your account value among the investment options, subject to the following:

•

You may not transfer any amount to the account for special dollar cost averaging (for Accumulator® and Accumulator® EliteSM contracts) or the account for special money market dollar cost averaging (for Accumulator® PlusSM and Accumulator® SelectSM contracts).

•

Under Option A, a transfer into the guaranteed interest option (other than a dollar cost averaging transfer) will not be permitted if such transfer would result in more than 25% of the account value being allocated to the guaranteed interest option, based on the account value as of the previous business day.

•

Under Option B, you may make a transfer from one investment option to another investment option within the same category provided the resulting allocation to the receiving investment option does not exceed the investment option maximum in place at the time of the transfer. You can make a transfer from an investment option in one category to an investment option in another category as long as the minimum rules for the transferring category, the minimum and maximum rules for the receiving category and the maximum rule for the receiving investment option are met. You may also request a transfer that would reallocate your account value based on percentages, provided those percentages are consistent with the category and investment option limits in place at the time of the transfer. In calculating the limits for any transfer, we use the account value percentages as of the date prior to the transfer. Transfer requests do not change the allocation instructions on file for any future contribution or rebalancing, although transfer requests will be considered subject to the Custom Selection rules at the time of the request. In connection with any transfer, you should consider providing new allocation instructions, which would be used in connection with future rebalancing. A transfer must comply with transfer rules described under “Allocating your contributions” earlier in the Prospectus.

Some states may have additional transfer restrictions. Please see Appendix VI later in this Prospectus.

In addition, we reserve the right to restrict transfers into and among variable investment options, including limitations on the number, frequency, or dollar amount of transfers. We may, at any time, exercise our right to terminate transfers to any of the variable investment options and to limit the number of variable investment options which you may elect. Our current transfer restrictions are set forth in the “Disruptive transfer activity” section below.

The maximum amount that may be transferred from the guaranteed interest option to any investment option in any contract year is the greatest of:

(a)	25% of the amount you have in the guaranteed interest option on the last day of the prior contract year;

(b)	the total of all amounts transferred at your request from the guaranteed interest option to any of the Investment options in the prior contract year; or

(c)	25% of amounts transferred or allocated to the guaranteed interest option during the current contract year.

From time to time, we may remove the restrictions regarding transferring amounts out of the guaranteed interest option. If we do so, we will tell you. We will also tell you at least 45 days in advance of the day we intend to reimpose the transfer restrictions. When we reimpose the transfer restrictions, if any dollar cost averaging transfer out of the guaranteed interest option causes a violation of the 25% outbound restriction, that dollar cost averaging program will be terminated for the current contract year. If you are eligible, a new dollar cost averaging program can be started in the next or subsequent contract years.

You may request a transfer in writing (using our specific form) through Online Account Access. You must send in all written transfer requests on the specific form we provide directly to our processing office. We will confirm all transfers in writing.

Please see “Allocating your contributions” in “Contract features and benefits” for more information about your role in managing your allocations.

Our administrative procedures for calculating your Roll-up benefit base following a transfer

As explained under “5% Roll-up to age 80 benefit base” earlier in the Prospectus, the 5% roll-up rate applies with respect to most investment options, but a 2% roll-up rate applies with respect to the EQ/Money Market variable investment option or the guaranteed interest option (not including any amounts allocated to the account for special dollar cost averaging or special money market dollar cost averaging).

Your Roll-up benefit base is comprised of two segments, representing that portion of your benefit base, if any, that rolls up at 5% and the other portion that is rolling up at 2%. If you transfer account value from a 5% option to a 2% option, all or a portion of your benefit base will transfer from the 5% benefit base segment to the 2% benefit base segment. Similarly, if you transfer account value from a 2% option to a 5% option, all or a portion of your benefit base will transfer from the 2% segment to the 5% segment. To determine how much to transfer from one Roll-up benefit base segment to the other Roll-up benefit base segment, we use a pro rata calculation.

56

This means that we calculate the percentage of current account value in the investment options with a 5% roll-up rate that is being transferred to an investment option with a 2% roll-up (or vice versa) and transfer the same percentage of the Roll-up benefit base from one segment to the other segment. The effect of a transfer on your benefit base will vary depending on your particular circumstances, but it is important to note that the dollar amount of the transfer between your Roll-up benefit base segments is generally not the same as the dollar amount of the account value transfer.

•

For example, if your account value is $30,000 and has always been invested in 5% investment options, and your benefit base is $40,000 and is all rolling up at 5%, and you transfer 50% of your account value ($15,000) to the EQ/Money Market variable investment option (a 2% investment option), then we will transfer 50% of your benefit base ($20,000) from the 5% benefit base segment to the 2% benefit base segment. Therefore, immediately after the transfer, of your $40,000 benefit base, $20,000 will roll-up at 5% and $20,000 will roll-up at 2%. In this example , the amount of your Roll-up benefit base rolling up at 2% is more than the dollar amount of your transfer to a 2% investment option.

•

For an additional example, if your account value is $40,000 and has always been invested in 2% investment options, and your benefit base is $30,000 and is all rolling up at 2%, and you transfer 50% of your account value ($20,000) to a 5% investment option, then we will transfer 50% of your benefit base ($15,000) from the 2% benefit base segment to the 5% benefit base segment. Therefore, immediately after the transfer, of your $30,000 benefit base, $15,000 will roll-up at 5% and $15,000 will roll-up at 2%. In this example, the dollar amount of your benefit base rolling up at 5% is less than the dollar amount of your transfer to a 5% investment option.

If you request withdrawals using our Dollar-for-Dollar Withdrawal Service and indicate you want to preserve your roll-up benefit base, the service will automatically account for any differing roll-up rates among your investment options. See “Dollar-for-dollar withdrawal service” in “Accessing your money” later in this Prospectus. Whether you request withdrawals through our Dollar-for-Dollar service or without using that service, you should consider the impact on any withdrawals on your benefit bases. See “How withdrawals affect your Guaranteed minimum income benefit and Guaranteed minimum death benefit” in “Accessing your money” later in this Prospectus.

Disruptive transfer activity

You should note that the contract is not designed for professional “market timing” organizations, or other organizations or individuals engaging in a market timing strategy. The contract is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer’s investment. This can happen when it is not advantageous to sell any securities, so the portfolio’s performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all contract owners.

We offer investment options with underlying portfolios that are part of EQ Premier VIP Trust or EQ Advisors Trust (together, the “trusts”). The trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a

57

portfolio’s net inflows or outflows exceed an established monitoring threshold, the trust obtains from us contract owner trading activity. The trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity. Each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.

As of the date of this Prospectus, we do not offer investment options with underlying portfolios that are part of an outside trust (an “unaffiliated trust”). Should we offer such investment options in the future, each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity, which would be disclosed in the unaffiliated trust prospectus. If an unaffiliated trust advises us that there may be disruptive activity from one of our contract owners, we will work with the unaffiliated trust to review contract owner trading activity. Any such unaffiliated trust would also have the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios.

When a contract owner is identified in connection with potentially disruptive transfer activity for the first time, a letter is sent to the contract owner explaining that there is a policy against disruptive transfer activity and that if such activity continues certain transfer privileges may be eliminated. If and when the contract owner is identified a second time as engaged in potentially disruptive transfer activity under the contract, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected contract. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all contract owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by contract owners. As of the date of this Prospectus, the trusts had not implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the contract owner.

Contract owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, contract owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some contract owners may be treated differently than others, resulting in the risk that some contract owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.

Rebalancing your account value

If you elect Option A for your investment options, a recurring optional rebalancing program is not available, instead you can rebalance your account value by submitting a request to rebalance your account value as of the date we receive your request. Any subsequent rebalancing transactions would require a subsequent rebalancing request. If you elect Option B, we require an automatic quarterly rebalancing program. For more information about Options A and B and the rebalancing program under Option B, see “Allocating your contributions” earlier in this Prospectus.

58

4. Accessing your money

Withdrawing your account value

You have several ways to withdraw your account value before annuity payments begin. Withdrawals will be deducted pro rata from the applicable investment options. The table below shows the methods available under each type of contract. More information follows the table.

All withdrawals reduce your account value on a dollar for dollar basis. The impact of withdrawals on your guaranteed benefits is described in “’How withdrawals affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Principal guarantee benefits’’ and ‘‘How withdrawals affect your GWBL and GWBL Guaranteed minimum death benefit’’ later in this section. Withdrawals can potentially cause your contract to terminate, as described in “Effect of your account value falling to zero’’ in ‘‘Determining your contract’s value’’ earlier in this Prospectus.

Method of withdrawal
Contract(1)	Auto- matic payment plans (GWBL only)	Partial	Syste- matic	Pre-age 59 1/2 sub- stantially equal	Lifetime required minimum distribu- tion
NQ	Yes	Yes	Yes	No	No
Traditional IRA	Yes	Yes	Yes	Yes	Yes
Roth IRA	Yes	Yes	Yes	Yes	No
Inherited IRA	No	Yes	No	No	(2)
QP(3)	Yes	Yes	No	No	No
(1)	Please note that not all contract types are available under the Accumulator® Series of contracts.
(2)	The contract pays out post-death required minimum distributions. See “Inherited IRA beneficiary continuation contract” in “Contract features and benefits” earlier in this Prospectus.
(3)	All payments are made to the plan trust, as the owner of the contract. See “Appendix II: Purchase considerations for QP contracts” later in this Prospectus.

All requests for withdrawals must be made on a specific form that we provide. Please see “How to reach us” under “The Company” earlier in this Prospectus for more information.

Automatic payment plans

(For contracts with GWBL only)

You may take automatic withdrawals under either the Maximum payment plan or the Customized payment plan, as described below. Under either plan, you may take withdrawals on a monthly, quarterly or annual basis. You may change the payment frequency of your withdrawals at any time, and the change will become effective on the next contract date anniversary.

You may elect either the Maximum payment plan or the Customized payment plan at any time after your Guaranteed minimum income benefit converts to the Guaranteed withdrawal benefit for life. You must wait at least 28 days from the Conversion effective date before automatic payments begin. We will make the withdrawals on any day of the month that you select as long as it is not later than the 28th day of the month. However, you must elect a date that is more than three calendar days prior to your contract date anniversary.

Maximum payment plan.  Our Maximum payment plan provides for the withdrawal of the Guaranteed annual withdrawal amount in scheduled payments. The amount of the withdrawal will increase on contract date anniversaries with an Annual Ratchet.

If you elect the Maximum payment plan and start monthly or quarterly payments after the beginning of a contract year, the payments you take that year will be less than your Guaranteed annual withdrawal amount.

If you take a partial withdrawal while the Maximum payment plan is in effect, we will terminate the plan. You may enroll in the plan again at any time, but the scheduled payments will not resume until the next contract date anniversary.

Customized payment plan.  Our Customized payment plan provides for the withdrawal of a fixed amount not greater than the Guaranteed annual withdrawal amount in scheduled payments. The amount of the withdrawal will not be increased on contract date anniversaries with an Annual Ratchet. You must elect to change the scheduled payment amount.

It is important to note that if you elect the Customized payment plan and start monthly or quarterly withdrawals after the beginning of a contract year, you could select scheduled payment amounts that would cause an Excess withdrawal. If your selected scheduled payment would cause an Excess withdrawal, we will notify you. As discussed earlier in this Prospectus, Excess withdrawals may significantly reduce the value of the Guaranteed withdrawal benefit for life. See “Effect of Excess withdrawals” in “Contract features and benefits” earlier in this Prospectus.

If you take a partial withdrawal while the Customized payment plan is in effect, we will terminate the plan. You may enroll in the plan again at any time, but the scheduled payments will not resume until the next contract date anniversary.

Dollar-for-dollar withdrawal service

If you have at least one guaranteed benefit where withdrawals reduce the benefit base on a dollar-for-dollar basis, you may request a one-time lump sum or systematic withdrawal through our Dollar-for-Dollar Withdrawal Service. Withdrawals

59

under this automated withdrawal service will never result in a pro-rata reduction of the guaranteed benefit base, and will never terminate the no-lapse guarantee if your contract had the no-lapse guarantee prior to utilizing this service and provided that you do not take any withdrawals outside the service. Systematic withdrawals set up using the Dollar-for-Dollar Withdrawal Service adjust automatically to account for financial transactions that may otherwise have an adverse impact on your guaranteed benefits, and, for certain types of withdrawals, adjust automatically to increase the withdrawal amount.

Withdrawals under the Dollar-for-Dollar Withdrawal Service will continue, even if your account value is low, until you terminate the service by notifying us in writing. If your account value is low and you have guaranteed benefits, you should consider ending the Dollar-for-Dollar Withdrawal Service. Except in certain circumstances, if your account value falls to zero, your contract and any guaranteed benefits will be terminated. See “Effect of your account value falling to zero” in “Determining your contract’s value.”

You may use the Dollar-for-Dollar Withdrawal Service to elect a one-time lump sum withdrawal or to enroll in systematic withdrawals at monthly, quarterly, or annual intervals. If you take withdrawals using this service, you must choose whether you want your withdrawal to be calculated to: (i) preserve the Roll-up benefit base as of the last contract date anniversary (or the benefit base as of the withdrawal transaction date); or (ii) take the full dollar-for-dollar withdrawal amount available under the contract to avoid a pro-rata reduction of the guaranteed benefit base.

•

Roll-up benefit base preservation: You can request a withdrawal that will preserve the Roll-up benefit base as of the last contract anniversary or the withdrawal transaction date. In general, this amount will be less than the Roll-up rate times the last contract date anniversary benefit base. This calculation results from the fact that the Roll-up benefit base rolls up daily. If a withdrawal is taken on any day prior to the last day of the contract year, the daily roll-up rate will be applied going forward to the reduced benefit base. Therefore, the benefit base is only fully increased by an annual amount that equals the roll-up rate times the prior contract date anniversary benefit base if there have been no withdrawals during that year.

Because the Roll-up benefit base no longer rolls up after age 80, any withdrawals you take after age 80 will always reduce your benefit base. If you wish to preserve your benefit base, you must stop taking withdrawals after age 80. For more information about the impact of withdrawals on your guaranteed benefits after age 80, see ‘‘How withdrawals affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Principal guarantee benefits’’ in ‘‘Accessing your money.”

•

Full dollar-for-dollar: You can request to withdraw the full dollar-for-dollar withdrawal amount. Full dollar-for-dollar withdrawals reduce the guaranteed benefit base and cause the value of the benefit base on the next contract date anniversary to be lower than the prior contract date anniversary, assuming no additional contributions or resets have occurred. In general, taking full dollar-for-dollar withdrawals will cause a reduction to the guaranteed benefit base over time and decrease the full dollar-for-dollar withdrawal amount available in subsequent contract years. The reduction in dollar-for-dollar amounts is due to amounts being withdrawn prior to earning the full year’s annual compounded Roll-up rate. Although the benefit base will reduce over time, full dollar-for-dollar withdrawals taken through the service always reduce the benefit base in the amount of the withdrawal and never more than the withdrawal amount.

If you are over age 80, your Roll-up benefit base is no longer credited with the annual roll-up rate, so even withdrawals based on the Full dollar-for-dollar calculation will significantly reduce the value of your benefit. Every withdrawal you take will permanently reduce your Roll-up benefit base by at least the full amount of the withdrawal.

If you request a withdrawal calculation that preserves your roll up benefit base, the Dollar-for-Dollar Withdrawal Service adjusts for investment options to which a 2% Roll-up rate applies (the EQ/Money Market option except amounts allocated to the account for special money market dollar cost averaging (if applicable) and the guaranteed interest option (the “lower Roll-up options”). If you want to preserve your roll up benefit base and you elected a guaranteed benefit that provides a 5% roll-up, allocations of account value to any lower Roll-up option will generally reduce the amount of withdrawals under the Dollar-for-Dollar Withdrawal Service.

We will make the withdrawal on any day of the month that you select as long as it is not later than the 28th day of the month. However, you must elect a date that is more than three calendar days prior to your contract date anniversary.

There is no charge to use the Dollar-for-Dollar Withdrawal Service. Currently, we do not charge for quotes from the Dollar-for-Dollar Withdrawal Service but reserve the right to charge for such quotes upon advance notice to you. Please speak with your financial professional or call us for additional information about the Dollar-for-Dollar Withdrawal Service.

Partial withdrawals

(All contracts)

You may take partial withdrawals from your account value at any time. The minimum amount you may withdraw is $300.

For all contracts except Accumulator® SelectSM, partial withdrawals will be subject to a withdrawal charge if they exceed the 10% free withdrawal amount. For more information, see “10% free withdrawal amount” in “Charges and expenses” later in this Prospectus.

Any request for a partial withdrawal that results in an Excess withdrawal will terminate your participation in the Maximum payment plan or Customized payment plan. Any partial withdrawal request will terminate the systematic withdrawal option.

60

Systematic withdrawals

(All contracts except Inherited IRA and QP)

You may take systematic withdrawals of a particular dollar amount or a particular percentage of your account value.

You may take systematic withdrawals on a monthly, quarterly or annual basis as long as the withdrawals do not exceed the following percentages of your account value on the date of the withdrawal: 0.8% monthly, 2.4% quarterly and 10.0% annually. The minimum amount you may take in each systematic withdrawal is $250. If the amount withdrawn would be less than $250 on the date a withdrawal is to be taken, we will not make a payment and we will terminate your systematic withdrawal election.

If the withdrawal charges on your contract have expired, you may elect a systematic withdrawal option in excess of your percentages of your account value as of the beginning of the contract year, as described in the preceding paragraph, up to 100% of your account value. However, if you elect a systematic withdrawal option in excess of these limits, and make a subsequent contribution to your contract, the systematic withdrawal option will be terminated. You may then elect a new systematic withdrawal option within the limits described in the preceding paragraph. Please note that withdrawal charges do not apply to Accumulator® SelectSM contracts.

If you have guaranteed benefits based on a Roll-up benefit base and your aggregate systematic withdrawals during any contract year exceed your Roll-Up rate multiplied by your guaranteed benefit base as of your most recent contract date anniversary, your benefit base will be reduced on a pro rata basis and could result in a benefit base reduction that is greater than the withdrawal amount. See “How withdrawals affect your Guaranteed minimum income benefit and Guaranteed minimum death benefit” later in this section.

If you elect our systematic withdrawal program, you may request to have your withdrawals made on any day of the month, subject to the following restrictions:

•	you must select a date that is more than three calendar days prior to your contract date anniversary; and

•	you cannot select the 29th, 30th or 31st.

If you do not select a date, we will make the withdrawals the same day of the month as the day we receive your request to elect the program, subject to the same restrictions listed above. You must wait at least 28 days after your contract is issued before your systematic withdrawals can begin. You must elect a date that is more than three calendar days prior to your contract date anniversary.

You may elect to take systematic withdrawals at any time.

You may change the payment frequency, or the amount or percentage of your systematic withdrawals, once each contract year. However, you may not change the amount or percentage in any contract year in which you have already taken a partial withdrawal. You can cancel the systematic withdrawal option at any time. Systematic withdrawals are not available if the Guaranteed minimum income benefit has converted to the Guaranteed withdrawal benefit for life.

If you take a partial withdrawal while you are taking systematic withdrawals, your systematic withdrawal option will be terminated. You may then elect a new systematic withdrawal option.

For all contracts except Accumulator® SelectSM, systematic withdrawals are not subject to a withdrawal charge, except to the extent that, when added to a partial withdrawal previously taken in the same contract year, the systematic withdrawal exceeds the 10% free withdrawal amount.

If you are taking systematic withdrawals at the time the Guaranteed minimum income benefit converts to the Guaranteed withdrawal benefit for life, the conversion will not terminate your systematic withdrawals. Continuing your systematic withdrawals after conversion may result in an Excess withdrawal. You should consider terminating your systematic withdrawals and electing an automatic payment plan at the time of the conversion to the Guaranteed withdrawal benefit for life, and you will be advised to cancel this election in the Systematic Withdrawal election form and in the Guaranteed minimum income benefit exercise notice.

If you are over age 80, your enhanced death benefit bases will no longer be eligible to increase. Any withdrawals after your 80th birthday will permanently reduce the value of your benefit.

Substantially equal withdrawals

(traditional IRA, Roth IRA contracts)

We offer our “substantially equal withdrawals option” to allow you to receive distributions from your account value without triggering the 10% additional federal income tax penalty, which normally applies to distributions made before age 59 1/2. See “Tax information” later in this Prospectus. We use one of the IRS-approved methods for doing this; this is not the exclusive method of meeting this exception. After consultation with your tax adviser, you may decide to use another method which would require you to compute amounts yourself and request partial withdrawals. In such a case, a withdrawal charge may apply (if applicable under your Accumulator® Series contract). Once you begin to take substantially equal withdrawals, you should not (i) stop them; (ii) change the pattern of your withdrawals for example, by taking an additional partial withdrawal; or (iii) contribute any more to the contract until after the later of age 59 1/2 or five full years after the first withdrawal. If you alter the pattern of withdrawals, you may be liable for the 10% federal tax penalty that would have otherwise been due on prior withdrawals made under this option and for any interest on the delayed payment of the penalty.

If you have guaranteed benefits based on a Roll-up benefit base and your aggregate substantially equal withdrawals during any contract year exceed your Roll-Up rate multiplied by your guaranteed benefit base as of your most recent contract date anniversary, your benefit base will be reduced on a pro rata basis and could result in a benefit base reduction that is greater than the withdrawal amount. See “How withdrawals affect your Guaranteed minimum income benefit and Guaranteed minimum death benefit” later in this section.

61

In accordance with IRS guidance, an individual who has elected to receive substantially equal withdrawals may make a one time change, without penalty, from one of the IRS-approved methods of calculating fixed payments to another IRS-approved method (similar to the required minimum distribution rules) of calculating payments which vary each year.

You may elect to take substantially equal withdrawals at any time before age 59 1/2. We will make the withdrawal on any day of the month that you select as long as it is not later than the 28th day of the month. However, you must elect a date that is more than three calendar days prior to your contract date anniversary. We will calculate the amount of your substantially equal withdrawals using the IRS-approved method we offer. The payments will be made monthly, quarterly or annually as you select. These payments will continue until (i) we receive written notice from you to cancel this option; (ii) you take an additional partial withdrawal; or (iii) you contribute any more to the contract. You may elect to start receiving substantially equal withdrawals again, but the payments may not restart in the same calendar year in which you took a partial withdrawal or added amounts to the contract. We will calculate the new withdrawal amount.

For all contracts except Accumulator® SelectSM, substantially equal withdrawals that we calculate for you are not subject to a withdrawal charge, except to the extent that, when added to a partial withdrawal previously taken in the same contract year, the substantially equal withdrawal exceeds the free withdrawal amount (see “10% free withdrawal amount” in “Charges and expenses” later in this Prospectus).

Also, the substantially equal withdrawal program is not available if the Guaranteed minimum income benefit converts to the Guaranteed withdrawal benefit for life.

If you are over age 80, your enhanced death benefit bases will no longer be eligible to increase. Any withdrawals after your 80th birthday will permanently reduce the value of your benefit.

Lifetime required minimum distribution withdrawals

(traditional IRA contracts only — See “Tax information” later in this Prospectus)

We offer our “automatic required minimum distribution (RMD) service” to help you meet lifetime required minimum distributions under federal income tax rules. This is not the exclusive way for you to meet these rules. After consultation with your tax adviser, you may decide to compute required minimum distributions yourself and request partial withdrawals. In such a case, a withdrawal charge may apply. Please note that withdrawal charges do not apply to Accumulator® SelectSM contracts. Before electing this account based withdrawal option, you should consider whether annuitization might be better in your situation. If you have elected either the Guaranteed minimum death benefit associated with a Roll-up benefit base or the Guaranteed minimum income benefit, and amounts withdrawn from the contract to meet RMDs exceed your Roll-Up rate multiplied by your guaranteed benefit base as of your most recent contract date anniversary, your benefit base will be reduced on a pro rata basis and could result in a benefit base reduction that is greater than the withdrawal amount. If you are over age 80, your enhanced death benefit bases will no longer be eligible to increase. Any withdrawals after your 80th birthday will permanently reduce the value of your benefit. See “How withdrawals affect your Guaranteed minimum income benefit and Guaranteed minimum death benefit” later in this section.

Also, the actuarial present value of additional contract benefits must be added to the account value in calculating required minimum distribution withdrawals from annuity contracts funding IRAs, which could increase the amount required to be withdrawn. Please refer to “Tax information” later in this Prospectus.

This service is not available under QP contracts.

Under legislation enacted at the end of 2019:

•	If your birthdate is June 30, 1949 or earlier, you may elect our “automatic required minimum distribution (RMD) service” in the year in which you reach age 70 1/2, or in any later year.

•	If your birthdate is July 1, 1949 or later, you may elect our “automatic required minimum distribution (RMD) service” in the year in which you reach age 72, or in any later year.

See the discussion of lifetime required minimum distributions under “Tax Information” later in this Prospectus.

The minimum amount we will pay out is $250. Currently, minimum distribution withdrawal payments will be made annually. See “Required minimum distributions” in “Tax information” later in this Prospectus for your specific type of retirement arrangement.

This service does not generate automatic required minimum distribution payments during the first calendar year. Therefore, if you are making a rollover or transfer contribution to the contract after age 72 (or age 70 1/2 if applicable), you must take any required minimum distributions before the rollover or transfer. If you do not, any withdrawals that you take during the first contract year to satisfy your required minimum distributions may be subject to withdrawal charges, if they exceed the free withdrawal amount. Please note that withdrawal charges do not apply to Accumulator® SelectSM contracts.

For traditional IRA contracts, we will send a form outlining the distribution options available in the year you reach age 72 (or age 70 1/2 if applicable) (if you have not begun your annuity payments before that time).

We do not impose a withdrawal charge on minimum distribution withdrawals taken through our automatic RMD service except if, when added to a partial withdrawal previously taken in the same contract year, the minimum distribution withdrawal exceeds the 10% free withdrawal amount. Please note that withdrawal charges do not apply to Accumulator® SelectSM contracts.

For contracts with GWBL.  Generally, if you elect our automatic RMD service, any lifetime required minimum distribution payment we make to you under our automatic RMD service will not be treated as an Excess withdrawal.

62

If you elect either the Maximum payment plan or the Customized payment plan AND our automatic RMD service, we will make an extra payment, if necessary, on December 1st that will equal your lifetime required minimum distribution less all payments made through November 30th and any scheduled December payment. The combined automatic plan payments and lifetime required minimum distribution payment will not be treated as Excess withdrawals, if applicable. However, if you take any partial withdrawals in addition to your lifetime required minimum distribution and automatic payment plan payments, your applicable automatic payment plan will be terminated. Also, the partial withdrawal may cause an Excess withdrawal and may be subject to a withdrawal charge (if applicable under your Accumulator® Series contract). You may enroll in the plan again at any time, but the scheduled payments will not resume until the next contract date anniversary. Further, your GWBL benefit base and Guaranteed annual withdrawal amount may be reduced. See “Effect of Excess withdrawals” in “Contract features and benefits” earlier in this Prospectus.

If you elect our automatic RMD service and elect to take your Guaranteed annual withdrawal amount in partial withdrawals without electing one of our available automatic payment plans, we will make a payment, if necessary, on December 1st that will equal your required minimum distribution less all withdrawals made through November 30th. If prior to December 1st you make a partial withdrawal that exceeds your Guaranteed annual withdrawal amount, but not your RMD amount, that partial withdrawal will be treated as an Excess withdrawal, as well as any subsequent partial withdrawals made during the same contract year. However, if by December 1st your withdrawals have not exceeded your RMD amount, the RMD payment we make to you will not be treated as an Excess withdrawal.

If you are enrolled in our automatic RMD service and are taking systematic withdrawals at the time the Guaranteed minimum income benefit is converted to the Guaranteed withdrawal benefit for life, we will make a payment, if necessary, on December 1st that will equal your required minimum distribution less all withdrawals made through November 30th. If your systematic withdrawal payment is a fixed dollar amount, rather than a percentage of your account value, the December 1st RMD payment will factor into any December systematic withdrawal payment. The December 1st RMD payment will not be treated as an Excess withdrawal, but any subsequent systematic withdrawals in the same contract year may be treated as Excess withdrawals. If by December 1st your systematic withdrawals have equaled or exceeded your RMD amount, any withdrawal that exceeds the Guaranteed annual withdrawal amount will be treated as an Excess withdrawal.

For contracts with the Guaranteed minimum income benefit.  The no lapse guarantee will not be terminated if a required minimum distribution payment using our automatic RMD service causes your cumulative withdrawals in the contract year to exceed 5% of the Roll-Up benefit base (as of the beginning of the contract year), although such cumulative withdrawals will reduce your Guaranteed minimum income benefit base on a pro rata basis. See “How withdrawals affect your Guaranteed minimum income benefit and Guaranteed minimum death benefit” later in this section.

Owners of tax-qualified contracts (IRA and QP) generally should not reset the Roll-up benefit base if lifetime required minimum distributions must begin before the end of the new exercise waiting period. See “Roll-up benefit base reset” in “Contract features and benefits” earlier in this Prospectus.

How withdrawals are taken from your account value

We will subtract your withdrawals on a pro rata basis from your account value in the variable investment options and the guaranteed interest option. If there is insufficient value or no value in the in the variable investment options and the guaranteed interest option, any additional amount of the withdrawal required or the total amount of the withdrawal will be withdrawn from the account for special dollar cost averaging (for Accumulator® and Accumulator® EliteSM contracts) or the account for special money market dollar cost averaging (for Accumulator® PlusSM and Accumulator® SelectSM contracts).

How withdrawals affect your Guaranteed minimum income benefit and Guaranteed minimum death benefit

Withdrawals (including RMDs) will reduce your benefits on either a pro rata or dollar-for-dollar basis. Unless otherwise stated, the withdrawal deductions will be on a pro rata basis.

Reduction on a pro rata basis means that we calculate the percentage of your current account value that is being withdrawn and we reduce your current benefit base by the same percentage. For example, if your account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your account value. If your benefit was $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 x .40) and your new benefit after the withdrawal would be $24,000 ($40,000 – $16,000).

For purposes of calculating the adjustment to your guaranteed benefits, the amount of the withdrawal will include the amount of any applicable withdrawal charge. Using the example above, the $12,000 withdrawal would include the withdrawal amount paid to you and the amount of any applicable withdrawal charge deducted from your account value. For more information on the calculation of the charge, see “Withdrawal charge” later in the Prospectus. Please note that withdrawal charges do not apply to Accumulator® SelectSM contracts.

If the Guaranteed minimum income benefit is elected at issue, during the first year, with respect to the GMIB I — Asset Allocation, the “Greater of” GMDB I enhanced death benefit, the GMIB II — Custom Selection and the “Greater of” GMDB II enhanced death benefit, withdrawals (including any applicable withdrawal charges) will reduce each benefit’s 5% Roll-up to age 80 benefit base on a pro rata basis. Beginning on the first day of the 2nd contract year, with

63

respect to the GMIB I — Asset Allocation, the “Greater of” GMDB I enhanced death benefit, the GMIB II — Custom Selection and the “Greater of” GMDB II enhanced death benefit, withdrawals (including any applicable withdrawal charges, if applicable) will reduce each of the benefit’s 5% Roll-up to age 80 benefit base on a dollar-for-dollar basis, as long as the sum of withdrawals in a contract year is 5% or less of the 5% Roll-up benefit base on the contract issue date or the most recent contract date anniversary, if later. Once a withdrawal is taken that causes the sum of withdrawals in a contract year to exceed 5% of the benefit base on the most recent anniversary, that entire withdrawal and any subsequent withdrawals in that same contract year will reduce the benefit base on a pro rata basis.

Pro rata withdrawal — A withdrawal that reduces your guaranteed benefit base amount on a pro rata basis. Reduction on a pro rata basis means that we calculate the percentage of the current account value that is being withdrawn and we reduce the benefit base by that percentage. The following example shows how a pro rata withdrawal can reduce your guaranteed benefit base by more than the amount of the withdrawal: Assume your account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your account value. If your guaranteed benefit base is $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 × .40) to $24,000 ($40,000 – $16,000) after the withdrawal.

If the Guaranteed minimum income benefit is elected after the contract is issued, withdrawals (including any applicable withdrawal charges), will reduce each benefit’s 5% Roll-up to age 80 benefit base on a pro rata basis for the remainder of the contract year in which the benefit was added. Beginning on the first day of the contract year following the contract year in which the Guaranteed minimum income benefit is added, withdrawals will reduce each of the benefit’s Roll-up to age 85 benefit base on a dollar-for-dollar basis, as long as the sum of withdrawals in a contract year is 5% or less of the 5% Roll-up benefit base.

When an RMD withdrawal using our RMD program occurs, the waiting period for dollar-for-dollar withdrawals will not apply and the entire withdrawal amount will reduce the roll-up benefit base on a dollar-for-dollar basis. Reduction on a dollar-for-dollar basis means that your 5% Roll-up to age 80 benefit base will be reduced by the dollar amount of the withdrawal for each Guaranteed benefit. The Annual Ratchet to age 80 benefit base will always be reduced on a pro rata basis.

If dollar-for-dollar withdrawals were to be allowed in the first contract year, for both of the Guaranteed minimum income benefits and “Greater of” enhanced death benefits, the dollar-for-dollar withdrawal amount for the first contract year will be determined using all contributions received in the first 90 days after contract issue. For QP contracts, after the first contract year, additional contributions made during the contract year do not affect the amount of the withdrawals that can be taken on a dollar-for-dollar basis in that contract year even if the benefit is added after issue.

For certain existing contract owners, the affect of withdrawals on your Guaranteed minimum income benefit and Guaranteed minimum death benefit is different. Please see Appendix VII — “Contract variations” for more information.

If you convert from a QP contract to an IRA, your waiting period for the dollar-for-dollar withdrawal under the IRA contract will include any time that you were a participant under the QP contract.

If your Guaranteed minimum income benefit converts to the Guaranteed withdrawal benefit for life, any subsequent withdrawals from your contract will reduce your Guaranteed minimum death benefit base on a pro rata basis regardless of the type of “Greater of” enhanced death benefit you had elected. If you drop the Guaranteed minimum income benefit at age 80 without converting it to the Guaranteed withdrawal benefit for life, your death benefit will retain its original withdrawal treatment. See “Dropping the Guaranteed minimum income benefit after issue” described earlier under “Contract features and benefits.”

If you elected a guaranteed benefit that provides a 5% roll-up, all or a portion of your Roll-up to age 85 benefit base may be rolling up at 2%, if all or a portion of your account value is currently allocated to one or more investment options to which a 2% roll-up rate applies. For more information about those investment options and the impact of transfer among investment options on your Roll-up to age 85 benefit base, see “Guaranteed minimum death benefit and Guaranteed minimum income benefit base” in “Contract features and benefits” earlier in this Prospectus and “Our administrative procedures for calculating your Roll-up benefit base following a transfer” in “Transferring your money among investment options” earlier in this Prospectus.

Preserving your Roll-up benefit base. If you are interested in withdrawals that preserve the Roll-up to age 85 benefit base as of the last contract anniversary or the withdrawal transaction date, or withdrawals that are equal to the full amount of the available dollar-for-dollar withdrawal, you should use our Dollar-for-Dollar Withdrawal Service. See “Dollar-for-dollar withdrawal service” in “Accessing your money” earlier in this Prospectus. The service adjusts for various factors in the calculation of a withdrawal, including the fact that the roll-up rate is applied on a daily basis (which means that if a withdrawal is taken on any day prior to the last day of the contract year, the roll-up rate will be applied going forward from the day of the withdrawal to a reduced benefit base) and the fact that the 2% Roll-up rate may apply to all or a portion of the benefit base. If you do not use the Dollar-for-Dollar Withdrawal Service, you may reduce your benefits more than you intend.

Withdrawals after age 80. If you are over age 80, your enhanced death benefit bases will no longer be eligible to increase. Any withdrawals after your 80th birthday will permanently reduce the value of your benefit. The Roll-up to age 80 benefit bases no longer increase once you reach age 80.

64

As a result, if you have a Guaranteed minimum death benefit based on a Roll-up to age 80 benefit base:

•	You can no longer take withdrawals and preserve the benefit base.

•	You should stop taking withdrawals if you wish to maintain the value of the benefit.

•

If you want to continue taking withdrawals, you can ensure that those withdrawals will reduce your benefit base on a dollar-for-dollar rather than pro rata basis by enrolling in the full dollar-for-dollar withdrawal service. However, even dollar-for-dollar withdrawals can significantly reduce your Roll-up benefit base. See “Dollar-for-dollar withdrawal service” in “Accessing your money.”

•

The maximum amount you are able to withdraw each year without triggering a pro rata reduction in your benefit base will decrease. If you do not enroll in the full dollar-for-dollar withdrawal service and want to ensure that your withdrawals reduce your benefit base on a dollar-for-dollar basis, you should make sure that the sum of your withdrawals in a contract year is equal to or less than the value of the applicable Roll-up rate times your benefit base on your most recent contract date anniversary.

If you have the Annual Ratchet to age 80 death benefit, the Annual Ratchet to age 80 benefit base is always reduced pro rata by withdrawals, regardless of your age. However, like the Roll-up benefit base, the Annual Ratchet to age 80 benefit base will no longer be eligible to increase. It will be permanently reduced by all withdrawals.

Low account value. Due to withdrawals and/or poor market performance, your account value could become insufficient to pay any applicable charges when due. This will cause your contract to terminate and could cause you to lose your Guaranteed minimum income benefit and any other guaranteed benefits. Please see “Effect of your account value falling to zero” in “Determining your contract’s value” for more information.

How withdrawals affect your GWBL

Your GWBL benefit base is not reduced by withdrawals until a withdrawal causes cumulative withdrawals in a contract year to exceed the Guaranteed annual withdrawal amount. Withdrawals that exceed the Guaranteed annual withdrawal amount, however, can significantly reduce your GWBL benefit base and Guaranteed annual withdrawal amount. For more information, see “Effect of Excess withdrawals,” “Effect of your account value falling to zero” and “Other important considerations” under “Guaranteed withdrawal benefit for life (“GWBL”)” in “Contract features and benefits” earlier in this Prospectus.

For purposes of calculating your GWBL benefit base, the amount of the Excess withdrawal will include the withdrawal amount paid to you and the amount of the withdrawal charge deducted from your account value. For more information on calculation of the charge, see “Withdrawal charge” later in this Prospectus. Please note that withdrawal charges do not apply to Accumulator® SelectSM contracts.

Please consider, however, that the Guaranteed withdrawal benefit for life is not beneficial to the Owner unless the Owner intends to take withdrawals.

Withdrawals treated as surrenders

If you request to withdraw more than 90% of a contract’s current cash value, we will treat it as a request to surrender the contract for its cash value. In addition, we have the right to pay the cash value and terminate the contract if no contributions are made during the last three completed contract years, and the account value is less than $500, or if you make a withdrawal that would result in a cash value of less than $500. The rules in the preceding sentence do not apply if the Guaranteed minimum income benefit no lapse guarantee is in effect on your contract. See “Surrendering your contract to receive its cash value” below. For the tax consequences of withdrawals, see “Tax information” later in this Prospectus.

Special rules for the Guaranteed withdrawal benefit for life.  We will not treat a withdrawal request that results in a withdrawal in excess of 90% of the contract’s cash value as a request to surrender the contract unless it is an Excess withdrawal. In addition, we will not terminate your contract if either your account value or cash value falls below $500, unless it is due to an Excess withdrawal. In other words, if you take an Excess withdrawal that equals more than 90% of your cash value or reduces your cash value to less than $500, we will treat your request as a surrender of your contract even if your GWBL benefit base is greater than zero. Please also see “Effect of your account value falling to zero” in “Determining your contract’s value” earlier in this Prospectus. Please also see “Guaranteed withdrawal benefit for life (“GWBL”)” in “Contract features and benefits” and “Effect of your account value falling to zero” under “Guaranteed withdrawal benefit for life (“GWBL”)” earlier in this Prospectus, for more information on how withdrawals affect your guaranteed benefits and could potentially cause your contract to terminate.

Surrendering your contract to receive its cash value

You may surrender your contract to receive its cash value at any time while an owner is living (or for contracts with non-natural owners, while the annuitant is living) and before you begin to receive annuity payments. For a surrender to be effective, we must receive your written request and your contract at our processing office. We will determine your cash value on the date we receive the required information.

All benefits under the contract will terminate as of the date we receive the required information, including the Guaranteed withdrawal benefit for life (if applicable) if your cash value is greater than your Guaranteed annual withdrawal amount remaining that year. If your cash value is not greater than your Guaranteed annual withdrawal amount remaining that year, then you will receive a supplementary life annuity contract. For

65

more information, please see “Effect of your account value falling to zero” in “Contract features and benefits” earlier in this Prospectus. Also, if the Guaranteed minimum income benefit no lapse guarantee is in effect, the benefit will terminate without value if your cash value plus any other withdrawals taken in the contract year exceed 5% of the Roll-up benefit base (as of the beginning of the contract year). For more information, please see “Effect of your account value falling to zero” in “Determining your contract’s value” and “Guaranteed withdrawal benefit for life (“GWBL”)” in “Contract features and benefits” earlier in this Prospectus.

You may receive your cash value in a single sum payment or apply it to one or more of the annuity payout options. See “Your annuity payout options” below. For the tax consequences of surrenders, see “Tax information” later in this Prospectus.

When to expect payments

Generally, we will fulfill requests for payments out of the variable investment options within seven calendar days after the date of the transaction to which the request relates. These transactions may include applying proceeds to a variable annuity, payment of a death benefit, payment of any amount you withdraw (less any withdrawal charge, if applicable) and, upon surrender, payment of the cash value. We may postpone such payments or applying proceeds for any period during which:

(1)	the New York Stock Exchange is closed or restricts trading,

(2)	the SEC determines that an emergency exists as a result of which sales of securities or determination of the fair value of a variable investment option’s assets is not reasonably practicable, or

(3)	the SEC, by order, permits us to defer payment to protect people remaining in the variable investment options.

We can defer payment of any portion of your value in the guaranteed interest option and the account for special dollar cost averaging (other than for death benefits) for up to six months while you are living.

Please note that the account for special dollar cost averaging is available to Accumulator® and Accumulator® EliteSM contract owners only. We also may defer payments for a reasonable amount of time (not to exceed 10 days) while we are waiting for a contribution check to clear.

All payments are made by check and are mailed to you (or the payee named in a tax-free exchange) by U.S. mail, unless you request that we use an express delivery or wire transfer service at your expense.

Signature guarantee

As a protection against fraud, we require a signature guarantee (i.e., Medallion Signature Guarantee as required by us) for the following transaction requests:

•	disbursements, including but not limited to partial withdrawals, surrenders, transfers and exchanges, over $250,000;
•	any disbursement requested within 30 days of an address change;

•

any disbursement when we do not have an originating or guaranteed signature on file or where we question a signature or perceive any inconsistency between the signature on file and the signature on the request; or

•	any other transaction we require.

We may change the specific requirements listed above, or add signature guarantees in other circumstances, at our discretion if we deem it necessary or appropriate to help protect against fraud. For current requirements, please refer to the requirements listed on the appropriate form or call us at the number listed in this prospectus.

You can obtain a Medallion Signature Guarantee from more than 7,000 financial institutions that participate in a Medallion Signature Guarantee program. The best source of a Medallion Signature Guarantee is a bank, brokerage firm or credit union with which you do business. A notary public cannot provide a Medallion Signature Guarantee. Notarization will not substitute for a Medallion Signature Guarantee.

Your annuity payout options

The following description assumes annuitization of your entire contract. For partial annuitization, see “Partial annuitization” below.

Deferred annuity contracts such as those in the Accumulator® Series provide for conversion to annuity payout status at or before the contract’s “maturity date.” This is called “annuitization.” You must annuitize by your annuity maturity date, as discussed later in this section. Upon annuitization, your account value is applied to provide periodic payments as described in this section; the contract and all its benefits, including any Guaranteed minimum death benefit and any other guaranteed benefits, terminate. Your contract will be converted to a supplementary contract for the periodic payments (“payout option”). The supplementary contract does not have an account value or cash value.

You may choose to annuitize your contract at any time, which generally is at least 13 months (five years for Accumulator® PlusSM contracts) after the contract issue date. The contract’s maturity date is the latest date on which annuitization can occur. If you do not annuitize before the maturity date and at the maturity date have not made an affirmative choice as to the type of annuity payments to be received, we will convert your contract to the default annuity payout option described in “Annuity maturity date” later in this section.

In general, your periodic payment amount upon annuitization is determined by the account value or cash value of your Accumulator® Series contract at the time of annuitization, the form of the annuity payout option you elect and the annuity purchase rate to which that value is applied, as described below. Alternatively, if you have a Guaranteed

66

minimum income benefit, you may exercise your benefit in accordance with its terms provided that your account value is greater than zero on the exercise date. Once begun, annuity payments cannot be stopped unless otherwise provided in the supplementary contract. Your contract guarantees that upon annuitization, your account value will be applied to a guaranteed annuity purchase rate for a life annuity. We reserve the right, with advance notice to you, to change guaranteed annuity purchase rates any time after your fifth contract date anniversary and at not less than five-year intervals after the first change. (Please see your contract and SAI for more information.) In the event that we exercise our contractual right to change the guaranteed annuity purchase factors, we would segregate the account value based on contributions and earnings received prior to and after the change. When your contract is annuitized, we would calculate the payments by applying the applicable purchase factors separately to the value of the contributions received before and after the rate change. We will provide you with 60 days advance written notice of such a change.

In addition, you may apply your total account value or cash value, whichever is applicable, to any other annuity payout option that we may offer at the time of annuitization. We have the right to require you to provide any information we deem necessary to provide an annuity payout option. If an annuity payout is later found to be based on incorrect information, it will be adjusted on the basis of the correct information.

We currently offer you several choices of annuity payout options. We may offer other payout options not outlined here. Your financial professional can provide details. Please see Appendix VI later in this Prospectus for variations that may apply in your state.

You can choose from among the payout annuity options listed below. Restrictions may apply, depending on the type of contract you own or the owner’s and annuitant’s ages at contract issue. Other than life annuity with period certain, we reserve the right to add, remove or change any of these annuity payout options at any time. In addition, if you are exercising your Guaranteed minimum income benefit, your choice of payout options are those that are available under the Guaranteed minimum income benefit (see “Guaranteed minimum income benefit” in “Contract features and benefits” earlier in this Prospectus). If the Guaranteed withdrawal benefit for life is in effect and you choose to annuitize your contract before the maturity date, the Guaranteed withdrawal benefit for life will terminate without value even if your GWBL benefit base is greater than zero. Payments you receive under the payout annuity option you select may be less than you would have received under GWBL. See “Guaranteed withdrawal benefit for life (“GWBL”)” in “Contract features and benefits” earlier in this Prospectus for further information.

Fixed annuity payout options	• Life annuity • Life annuity with period certain • Life annuity with refund certain
•

Life annuity:  An annuity that guarantees payments for the rest of the annuitant’s life. Payments end with the last monthly payment before the annuitant’s death. Because there is no continuation of benefits following the annuitant’s death with this payout option, it provides the highest monthly payment of any of the life annuity options, so long as the annuitant is living.

•

Life annuity with period certain:  An annuity that guarantees payments for the rest of the annuitant’s life. If the annuitant dies before the end of a selected period of time (“period certain”), payments continue to the beneficiary for the balance of the period certain. The period certain cannot extend beyond the annuitant’s life expectancy. A life annuity with a period certain is the form of annuity under the contract that you will receive if you do not elect a different payout option. In this case, the period certain will be based on the annuitant’s age and will not exceed 10 years.

•

Life annuity with refund certain:  An annuity that guarantees payments for the rest of the annuitant’s life. If the annuitant dies before the amount applied to purchase the annuity option has been recovered, payments to the beneficiary will continue until that amount has been recovered. This payout option is available only as a fixed annuity.

The life annuity, life annuity with period certain, and life annuity with refund certain payout options are available on a single life or joint and survivor life basis. The joint and survivor life annuity guarantees payments for the rest of the annuitant’s life, and after the annuitant’s death, payments continue to the survivor. We may offer other payout options not outlined here. Your financial professional can provide you with details.

We guarantee fixed annuity payments will be based either on the tables of guaranteed annuity purchase factors in your contract or on our then current annuity purchase factors, whichever is more favorable for you.

The amount applied to purchase an annuity payout option

(For the purposes of this section, please note that withdrawal charges do not apply to Accumulator® SelectSM contracts.)

The amount applied to purchase an annuity payout option varies, depending on the payout option that you choose, and the timing of your purchase as it relates to any withdrawal charges that apply under your Accumulator® Series contract.

There is no withdrawal charge imposed if you select a life annuity, life annuity with period certain or life annuity with refund certain. If we are offering non-life contingent forms of annuities, the withdrawal charge will be imposed.

Partial annuitization.  Partial annuitization of nonqualified deferred annuity contracts is permitted under certain circumstances. You may choose from the life-contingent annuity payout options described here. We no longer offer a period certain option for partial annuitization. We require you to elect partial annuitization on the form we specify. Partial annuitization is not available for a guaranteed minimum income benefit

67

under a contract. For purposes of this contract we will effect any partial annuitization as a withdrawal applied to a payout annuity. See “How withdrawals are taken from your account value” earlier in this section and also the discussion of “Partial annuitization” in “Tax information” for more information.

Selecting an annuity payout option

When you select a payout option, we will issue you a separate written agreement confirming your right to receive annuity payments. We require you to return your contract before annuity payments begin. The contract owner and annuitant must meet the issue age and payment requirements.

You can choose the date annuity payments begin but it may not be earlier than thirteen months from the contract date or not earlier than five years from your Accumulator® PlusSM contract date (in a limited number of jurisdictions this requirement may be more or less than five years). (Please see Appendix VI later in this Prospectus for information on state variations.). You can change the date your annuity payments are to begin anytime. The date may not be later than the annuity maturity date described below.

For Accumulator® PlusSM contracts, if you start receiving annuity payments within three years of making any contribution, we will recover the credit that applies to any contribution made within the prior three years. Please see Appendix VI later in this Prospectus for information on state variations.

The amount of the annuity payments will depend on the amount applied to purchase the annuity and the applicable annuity purchase factors, discussed earlier. The amount of each annuity payment will be less with a greater frequency of payments or with a longer certain period of a life contingent annuity. Once elected, the frequency with which you receive payments cannot be changed.

If, at the time you elect a payout option, the amount to be applied is less than $2,000 or the initial payment under the form elected is less than $20 monthly, we reserve the right to pay the account value in a single sum rather than as payments under the payout option chosen. If you select an annuity payout option and payments have begun, no change can be made.

Annuity maturity date

Your contract has a maturity date by which you must either take a lump sum payment or select an annuity payout option. The maturity date is based on the age of the original annuitant at contract issue and cannot be changed other than in conformance with applicable law even if you name a new annuitant. For contracts with joint annuitants, the maturity age is based on the older annuitant. The maturity date is generally the contract date anniversary that follows the annuitant’s 95th birthday. We will send a notice with the contract statement one year prior to the maturity date. If you do not respond to the notice within the 30 days following the maturity date, your contract will be annuitized automatically as a life annuity. Please note that the aggregate payments you would receive from this form of annuity during the period certain may be less than the lump sum payment you would receive by surrendering your contract immediately prior to annuitization. The notice will include the date of maturity, describe the available annuity payout options, state the availability of a lump sum payment option, and identify the default payout option if you do not provide an election by the time of your contract maturity date.

On the annuity maturity date, other than the Guaranteed withdrawal benefit for life and its associated minimum death benefit (as discussed below), any Guaranteed minimum death benefit and any other guaranteed benefits will terminate, and will not be carried over to your annuity payout contract.

Guaranteed withdrawal benefit for life

If the Guaranteed withdrawal benefit for life is in effect under your contract and your contract is annuitized at maturity, we will offer an annuity payout option that guarantees you will receive payments for life that are at least equal to the Guaranteed annual withdrawal amount that you would have received under the Guaranteed withdrawal benefit for life. At annuitization, you will no longer be able to take withdrawals in addition to the payments under this annuity pay-out option.

You may be eligible to elect an alternate annuity payout option. If you are eligible and elect this option, beginning as of the maturity date and for each subsequent year, the annuity payout will be the higher of two amounts that are calculated as of each contract date anniversary. The annuity payout will be the higher of: (1) the Guaranteed annual withdrawal amount and (2) the amount that the contract owner would have received if the annuity account value had been applied to a life annuity without a period certain, using either (a) the guaranteed annuity rates specified in your contract, or (b) the applicable current individual annuity rates as of the contract date anniversary, applying the rate that provides a greater benefit to the payee.

The resulting periodic payments are distributed while the owner (and if applicable, while any Joint Owner or Successor Owner) is living. Each Guaranteed withdrawal benefit for life Maturity date annuity payment will reduce the minimum death benefit pro rata. When the Guaranteed withdrawal benefit for life Maturity date annuity payments begin, you will not be permitted to make any additional withdrawals. You may, however, surrender the contract at any time on or after the maturity date to receive the contract’s remaining cash value.

As described in “Contract features and benefits” under “Guaranteed withdrawal benefit for life (“GWBL”),” these payments will have the potential to increase with favorable investment performance. Any remaining Guaranteed minimum death benefit value will be transferred to the annuity payout contract as your “minimum death benefit.” If an enhanced death benefit had been elected, its value as of the date the annuity payout contract is issued will become your minimum death benefit, and it will no longer increase.

The minimum death benefit will be reduced pro rata by each payment. If you die while there is any minimum death benefit remaining, it will be paid to your beneficiary.

Please see Appendix VI later in this Prospectus for variations that may apply in your state.

68

5. Charges and expenses

Charges that the Company deducts

We deduct the following charges each day from the net assets of each variable investment option. These charges are reflected in the unit values of each variable investment option:

•	A mortality and expense risks charge

•	An administrative charge

•	A distribution charge

We deduct the following charges from your account value. When we deduct these charges from your variable investment options, we reduce the number of units credited to your contract:

•	On each contract date anniversary — an annual administrative charge, if applicable.

•	At the time you make certain withdrawals or surrender your contract — a withdrawal charge (not applicable to Accumulator® SelectSM contracts).

•

On each contract date anniversary — a charge for each optional benefit in effect under your contract: a death benefit (other than the Standard death benefit); the Guaranteed minimum income benefit; the Guaranteed withdrawal benefit for life; and the Earnings enhancement benefit.

•	At the time annuity payments are to begin — charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. An annuity administrative fee may also apply.

More information about these charges appears below. We will not increase these charges for the life of your contract, except as noted. We may reduce certain charges under group or sponsored arrangements. See “Group or sponsored arrangements” later in this section.

The charges under the contracts are designed to cover, in the aggregate, our direct and indirect costs of selling, administering and providing benefits under the contracts. They are also designed, in the aggregate, to compensate us for the risks of loss we assume pursuant to the contracts. If, as we expect, the charges that we collect from the contracts exceed our total costs in connection with the contracts, we will earn a profit. Otherwise, we will incur a loss.

The rates of certain of our charges have been set with reference to estimates of the amount of specific types of expenses or risks that we will incur. In most cases, this Prospectus identifies such expenses or risks in the name of the charge; however, the fact that any charge bears the name of, or is designed primarily to defray, a particular expense or risk does not mean that the amount we collect from that charge will never be more than the amount of such expense or risk. Nor does it mean that we may not also be compensated for such expense or risk out of any other charges we are permitted to deduct by the terms of the contracts.

To help with your retirement planning, we may offer other annuities with different charges, benefits, and features. Please contact your financial professional for more information.

Separate account annual expenses

Mortality and expense risks charge.  We deduct a daily charge from the net assets in each variable investment option to compensate us for mortality and expense risks, including the Standard death benefit. Below is the daily charge shown as an annual rate of the net assets in each variable investment option for each contract in the Accumulator® Series:

Accumulator :	0.80%

Accumulator® PlusSM:	0.95%

Accumulator® EliteSM:	1.10%

Accumulator® SelectSM:	1.10%

The mortality risk we assume is the risk that annuitants as a group will live for a longer time than our actuarial tables predict. If that happens, we would be paying more in annuity income than we planned. We also assume a risk that the mortality assumptions reflected in our guaranteed annuity payment tables, shown in each contract, will differ from actual mortality experience. Lastly, we assume a mortality risk to the extent that at the time of death, the Guaranteed minimum death benefit exceeds the cash value of the contract. The expense risk we assume is the risk that it will cost us more to issue and administer the contracts than we expect.

For Accumulator® PlusSM contracts, a portion of this charge also compensates us for the contract credit. For a discussion of the credit, see “Credits” in “Contract features and benefits” earlier in this Prospectus. We expect to make a profit from this charge.

If you previously accepted an offer to terminate a guaranteed benefit, charges for that benefit will have ceased. However, as stated in the terms of your offer, you should be aware that you will continue to pay the same mortality and expense risks charge as contract owners that have the standard death benefit, even though you no longer have the standard death benefit.

Administrative charge.  We deduct a daily charge from the net assets in each variable investment option. The charge, together with the annual administrative charge described below, is to compensate us for administrative expenses under the contracts. Below is the daily charge shown as an annual rate of the net assets in each variable investment option for each contract in the Accumulator® Series:

Accumulator®:	0.30%

Accumulator® PlusSM:	0.35%

Accumulator® EliteSM:	0.30%

Accumulator® SelectSM:	0.25%

69

Distribution charge.  We deduct a daily charge from the net assets in each variable investment option to compensate us for a portion of our sales expenses under the contracts. Below is the daily charge shown as an annual rate of the net assets in each variable investment option for each contract in the Accumulator® Series:

Accumulator®:	0.20%

Accumulator® PlusSM:	0.25%

Accumulator® EliteSM:	0.25%

Accumulator® SelectSM:	0.35%

Account value charges

Annual administrative charge

We deduct an administrative charge from your account value on each contract date anniversary. We deduct the charge if your account value on the last business day of the contract year is less than $50,000. If your account value on such date is $50,000 or more, we do not deduct the charge. During the first two contract years, the charge is equal to $30 or, if less, 2% of your account value. The charge is $30 for contract years three and later.

We will deduct this charge from your value in the variable investment options and the guaranteed interest option (see Appendix VI later in this Prospectus to see if deducting this charge from the guaranteed interest option is permitted in your state) on a pro rata basis. If those amounts are insufficient, we will deduct all or a portion of the charge from the account for special dollar cost averaging (for Accumulator® and Accumulator® EliteSM contracts) or the account for special money market dollar cost averaging (for Accumulator® PlusSM and Accumulator® SelectSM contracts).

If the contract is surrendered or annuitized or a death benefit is paid on a date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year.

Please note that if you elected the Guaranteed minimum income benefit, you can only exercise the benefit during the 30 day period following your contract date anniversary. Therefore, if your account value is not sufficient to pay these charges and any other fees on your next contract date anniversary, your contract will be terminated without value and you will not have an opportunity to exercise your Guaranteed minimum income benefit unless the no lapse guarantee provision under your contract is still in effect. See “Effect of your account value falling to zero” in “Determining your contract’s value” earlier in this Prospectus.

Special services charges

We deduct a charge for providing the special services described below. These charges compensate us for the expense of processing each special service. For certain services, we will deduct from your account value any withdrawal charge that applies and the charge for the special service. Please note that we may discontinue some or all of these services without notice.

Wire transfer charge.  We charge $90 for outgoing wire transfers. Unless you specify otherwise, this charge will be deducted from the amount you request.

Express mail charge.  We charge $35 for sending you a check by express mail delivery. This charge will be deducted from the amount you request.

Duplicate contract charge.  We charge $35 for providing a copy of your contract. The charge for this service can be paid (i) using a credit card acceptable to us, (ii) by sending a check to our processing office, or (iii) by any other means we make available to you.

Withdrawal charge

(For Accumulator®, Accumulator® PlusSM and Accumulator® EliteSM contracts only )

A withdrawal charge applies in two circumstances: (1) if you make one or more withdrawals during a contract year that, in total, exceed the 10% free withdrawal amount, described below, or (2) if you surrender your contract to receive its cash value. The withdrawal charge applicable under your Accumulator® contract is imposed if you select a non-life contingent period certain payout annuity. If the period certain is more than 5 years, then the withdrawal charge deducted will not exceed 5% of the account value. For more information about the withdrawal charge if you select an annuity payout option, see “Your annuity payout options — The amount applied to purchase an annuity payout option” in “Accessing your money” earlier in the Prospectus. For Accumulator® PlusSM contracts, a portion of this charge also compensates us for the contract credit. For a discussion of the credit, see “Credits” in “Contract features and benefits” earlier in this Prospectus. We expect to make a profit from this charge.

The withdrawal charge equals a percentage of the contributions withdrawn even if the account value is less than total net contributions. For Accumulator® PlusSM contracts, we do not consider credits to be contributions. Therefore, there is no withdrawal charge associated with a credit.

The percentage of the withdrawal charge that applies to each contribution depends on how long each contribution has been invested in the contract. We determine the withdrawal charge separately for each contribution according to the following table:

Withdrawal charge as a % of contribution Contract Year
	1	2	3	4	5		6	7	8		9	10+

Accumulator®	7%	7%	6%	6%	5%		3%	1%	0%	(1)	—	—

Accumulator® PlusSM	8%	8%	7%	7%	6%		5%	4%	3%		2%	0%	(2)

Accumulator® EliteSM	8%	7%	6%	5%	0%	(3)	—	—	—		—	—
(1)	Charge does not apply in the 8th and subsequent contract years following contribution.
(2)	Charge does not apply in the 10th and subsequent contract years following contribution.
(3)	Charge does not apply in the 5th and subsequent contract years following contribution.

For purposes of calculating the withdrawal charge, we treat the contract year in which we receive a contribution as “contract year 1,” and the withdrawal charge is reduced or expires on each applicable contract date anniversary.

70

Amounts withdrawn that are not subject to the withdrawal charge are not considered withdrawals of any contribution. We also treat contributions that have been invested the longest as being withdrawn first. We treat contributions as withdrawn before earnings for purposes of calculating the withdrawal charge. However, federal income tax rules treat earnings under your contract as withdrawn first. See “Tax information” later in this Prospectus.

Please see Appendix VI later in this Prospectus for possible withdrawal charge schedule variations in your state.

In order to give you the exact dollar amount of the withdrawal you request, we deduct the amount of the withdrawal and the withdrawal charge from your account value. Any amount deducted to pay withdrawal charges is also subject to that same withdrawal charge percentage. We deduct the charge in proportion to the amount of the withdrawal subtracted from each investment option. The withdrawal charge helps cover our sales expenses.

For purposes of calculating reductions in your guaranteed benefits and associated benefit bases, the withdrawal amount includes both the withdrawal amount paid to you and the amount of the withdrawal charge deducted from your account value. For more information, see “Guaranteed minimum death benefit and Guaranteed minimum income benefit base” and “How withdrawals affect your Guaranteed minimum income benefit and Guaranteed minimum death benefit” earlier in this Prospectus.

We may offer a version of the contract that does not include a withdrawal charge.

The withdrawal charge does not apply in the circumstances described below.

10% free withdrawal amount.  Each contract year you can withdraw up to 10% of your account value without paying a withdrawal charge. The 10% free withdrawal amount is determined using your account value at the beginning of each contract year. In the first contract year, the 10% free withdrawal amount is determined using all contributions received in the first 90 days of the contract year. Additional contributions during the contract year do not increase your 10% free withdrawal amount (contributions after the first contract year are allowed in QP contracts only). The 10% free withdrawal amount does not apply if you surrender your contract except where required by law.

For Accumulator® and Accumulator® EliteSM NQ contracts issued to a charitable remainder trust, the free withdrawal amount will equal the greater of: (1) the current account value less contributions that have not been withdrawn (earnings in the contract) and (2) the 10% free withdrawal amount defined above.

Certain withdrawals.  If you elected the Guaranteed minimum income benefit with or without the Greater of 5% Roll-up to age 80 or the Annual Ratchet to age 80 enhanced death benefit (“Greater of” GMDB I or “Greater of” GMDB II), beginning on the first day of the 2nd contract year, the withdrawal charge will be waived for any withdrawal that, together with any prior withdrawals made during the contract year, does not exceed 5% of the beginning of contract year 5% Roll-up to age 80 benefit base even if such withdrawals exceed the free withdrawal amount. If you added the GMIB after the first contract year, beginning on the first day of the contract year that follows the contract year in which the GMIB was added, this same waiver will apply. Also, a withdrawal charge does not apply to a withdrawal that exceeds 5% of the beginning of contract year 5% Roll-up to age 80 benefit base as long as it does not exceed the free withdrawal amount. If your withdrawal exceeds the amount described above, this waiver is not applicable to that withdrawal, or to any subsequent withdrawals for the life of the contract.

If the Guaranteed withdrawal benefit for life is in effect, we will waive any withdrawal charge for any withdrawals during the contract year up to the Guaranteed annual withdrawal amount, even if such withdrawals exceed the free withdrawal amount. However, each withdrawal reduces the free withdrawal amount for that contract year by the amount of the withdrawal. Also, a withdrawal charge does not apply to a withdrawal that exceeds the Guaranteed annual withdrawal amount as long as it does not exceed the free withdrawal amount. Withdrawal charges, if applicable, are applied to the amount of the withdrawal that exceeds both the free withdrawal amount and the Guaranteed annual withdrawal amount.

Withdrawal charges will not apply when the GMIB is exercised on the contract date anniversary following age 80.

Disability, terminal illness, or confinement to nursing home.   The withdrawal charge also does not apply if:

(i)	An owner (or older joint owner, if applicable) has qualified to receive Social Security disability benefits as certified by the Social Security Administration; or

(ii)	We receive proof satisfactory to us (including certification by a licensed physician) that an owner’s (or older joint owner’s, if applicable) life expectancy is six months or less; or

(iii)

An owner (or older joint owner, if applicable) has been confined to a nursing home for more than 90 days (or such other period, as required in your state) as verified by a licensed physician. A nursing home for this purpose means one that is (a) approved by Medicare as a provider of skilled nursing care service, or (b) licensed as a skilled nursing home by the state or territory in which it is located (it must be within the United States, Puerto Rico, or U.S. Virgin Islands) and meets all of the following:

—	its main function is to provide skilled, intermediate, or custodial nursing care;

—	it provides continuous room and board to three or more persons;

—	it is supervised by a registered nurse or licensed practical nurse;

71

—	it keeps daily medical records of each patient;

—	it controls and records all medications dispensed; and

—	its primary service is other than to provide housing for residents.

We reserve the right to impose a withdrawal charge, in accordance with your contract and applicable state law, if the conditions described in (i), (ii) or (iii) above existed at the time a contribution was remitted or if the condition began within 12 months of the period following remittance. Some states may not permit us to waive the withdrawal charge in the above circumstances, or may limit the circumstances for which the withdrawal charge may be waived. Your financial professional can provide more information or you may contact our processing office.

Guaranteed minimum death benefit charge

Annual Ratchet to age 80.  If you elect the Annual Ratchet to age 80 enhanced death benefit, we deduct a charge annually from your account value on each contract date anniversary for which it is in effect. The charge is equal to 0.25% of the Annual Ratchet to age 80 benefit base (0.30% in New York and Washington). Although the Annual Ratchet to age 80 death benefit will no longer increase after age 80, we will continue to deduct this charge as long as your enhanced death benefit is in effect.

“Greater of” GMDB I — Greater of 5% Roll-up to age 80 or Annual Ratchet to age 80.  We deduct a charge annually from your account value on each contract date anniversary for which it is in effect. The charge is equal to 0.90% of the greater of the 5% Roll-up to age 80 or the Annual Ratchet to age 80 benefit base.

If you opt to reset your Roll-up benefit base on your contract date anniversary, we will increase the charge for this benefit to 1.05%. You will be notified of the increased charge at the time we notify you of your eligibility to reset. The fee increase effective date will be the date on which the new charge becomes effective on your contract and is the first day of the contract year following the date on which the reset occurs. The increased charge is first assessed on the contract date anniversary that follows the fee increase effective date and on all contract date anniversaries thereafter unless a prorated charge becomes applicable earlier in the contract year. The fee increase will not apply to your contract if you have not reset since April 1, 2013 and you opt out of the reset option prior to your contract date anniversary.

“Greater of” GMDB II — Greater of 5% Roll-up to age 80 or Annual Ratchet to age 80.  We deduct a charge annually from your account value on each contract date anniversary for which it is in effect. The charge is equal to 1.10% of the greater of the 5% Roll-up to age 80 or the Annual Ratchet to age 80 benefit base. If you opt to reset your Roll-up benefit base on your contract date anniversary, we will increase the charge for this benefit to 1.25%. You will be notified of the increased charge at the time we notify you of your eligibility to reset. The fee increase effective date will be the date on which the new charge becomes effective on your contract and is the first day of the contract year following the date on which the reset occurs. The increased charge is first assessed on the contract date anniversary that follows the fee increase effective date and on all contract date anniversaries thereafter unless a prorated charge becomes applicable earlier in the contract year. The fee increase will not apply to your contract if you have not reset since April 1, 2013 and you opt out of the reset option prior to your contract date anniversary.

Although the “Greater of” enhanced death benefit will no longer increase after age 80, we will continue to deduct the charge as long as your enhanced death benefit is in effect.

How we deduct these charges.  We will deduct these charges from your value in the variable investment options and the guaranteed interest option on a pro rata basis (see Appendix VI later in this Prospectus to see if deducting this charge from the guaranteed interest option is permitted in your state). If those amounts are insufficient, we will deduct all or a portion of these charges from the account for special dollar cost averaging (for Accumulator® and Accumulator® EliteSM contracts) or the account for special money market dollar cost averaging (for Accumulator® PlusSM and Accumulator® SelectSM contracts). If the contract is surrendered or annuitized, or a death benefit is paid on a date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year.

Please note that if you elected the Guaranteed minimum income benefit, you can only exercise the benefit during the 30 day period following your contract date anniversary. Therefore, if your account value is not sufficient to pay this charge and any other fees on your next contract date anniversary, your contract will be terminated without value and you will not have an opportunity to exercise your Guaranteed minimum income benefit unless the no lapse guarantee provision under your contract is still in effect. See “Effect of your account value falling to zero” in “Determining your contract’s value” earlier in this Prospectus.

Death benefit under converted GWBL.  If your Guaranteed minimum income benefit converts to the Guaranteed withdrawal benefit for life, we will continue to deduct the charge for the enhanced death benefit that is in effect prior to the conversion, including any increased fees resulting from a reset, although the enhanced death benefit will no longer be eligible to increase.

If the contract is surrendered or annuitized or a death benefit is paid or the “Greater of” enhanced death benefit is dropped on a date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year.

Standard death benefit.  There is no additional charge for this death benefit.

Guaranteed minimum income benefit charge

If you elect the Guaranteed minimum income benefit, we deduct a charge annually from your account value on each contract date anniversary until such time as you exercise the Guaranteed minimum income benefit, drop the Guaranteed minimum income benefit, elect another annuity payout option, or the contract date anniversary after the owner (or older joint owner, if applicable) reaches age 80, whichever

72

occurs first. For the Guaranteed minimum income benefit I — Asset Allocation, the charge is equal to 0.90% of the benefit base. For the Guaranteed minimum income benefit II — Custom Selection, the charge is equal to 1.10% of the benefit base.

If you opt to reset your Roll-up benefit base on your contract date anniversary, we will increase the charge for this benefit to 1.20% for the Guaranteed minimum income benefit I — Asset Allocation and 1.40% for the Guaranteed minimum income benefit II — Custom Selection. You will be notified of the increased charge at the time we notify you of your eligibility to reset. The fee increase effective date will be the date on which the new charge becomes effective on your contract and is the first day of the contract year following the date on which the reset occurs. The increased charge is first assessed on the contract date anniversary that follows the fee increase effective date and on all contract date anniversaries thereafter unless a prorated charge becomes applicable earlier in the contract year. The fee increase will not apply to your contract if you have not reset since April 1, 2013 and you opt out of the reset option prior to your contract date anniversary.

We will deduct this charge from your value in the variable investment options and the guaranteed interest option on a pro rata basis (see Appendix VI later in this Prospectus to see if deducting this charge from the guaranteed interest option is permitted in your state). If those amounts are insufficient, we will deduct all or a portion of this charge from the account for special dollar cost averaging (for Accumulator® and Accumulator® EliteSM contracts) or the account for special money market dollar cost averaging (for Accumulator® PlusSM and Accumulator® SelectSM contracts).

If the contract is surrendered or annuitized, or a death benefit is paid or the Guaranteed minimum income benefit is dropped on a date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year.

Please note that if you elected the Guaranteed minimum income benefit, you can only exercise the benefit during the 30 day period following your contract date anniversary. Therefore, if your account value is not sufficient to pay this charge and any other fees on your next contract date anniversary, your contract will be terminated without value and you will not have an opportunity to exercise your Guaranteed minimum income benefit unless the no lapse guarantee provision under your contract is still in effect. See “Effect of your account value falling to zero” in “Determining your contract’s value” earlier in this Prospectus.

Earnings enhancement benefit charge

If you elect the Earnings enhancement benefit, we deduct a charge annually from your account value on each contract date anniversary for which it is in effect. The charge is equal to 0.35% of the account value on each contract date anniversary. We will deduct this charge from your value in the variable investment options and the guaranteed interest option on a pro rata basis. If those amounts are insufficient, we will deduct all or a portion of this charge from the account for special dollar cost averaging (for Accumulator® and Accumulator® EliteSM contracts) or the account for special money market dollar cost averaging (for Accumulator® PlusSM and Accumulator® SelectSM contracts). If the contract is surrendered or annuitized or a death benefit is paid on a date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year. Although the value of your Earnings enhancement benefit will no longer be eligible to increase after age 80, we will continue to deduct the charge for this benefit as long as it remains in effect.

Please note that if you elected the Guaranteed minimum income benefit, you can only exercise the benefit during the 30 day period following your contract date anniversary. Therefore, if your account value is not sufficient to pay this charges and any other fees on your next contract date anniversary, your contract will be terminated without value and you will not have an opportunity to exercise your Guaranteed minimum income benefit unless the no lapse guarantee provision under your contract is still in effect. See “Effect of your account value falling to zero” in “Determining your contract’s value.”

Guaranteed withdrawal benefit for life benefit charge

If your Guaranteed minimum income benefit converts to the Guaranteed withdrawal benefit for life, we deduct a charge for the Guaranteed withdrawal benefit for life that is equal to a percentage of your GWBL benefit base. This initial percentage is equal to the percentage of your Guaranteed minimum income benefit base that we were deducting as the Guaranteed minimum income benefit charge on the Conversion effective date. The dollar amount of the charge, however, may be different, depending upon whether your initial GWBL benefit base is calculated using your account value or Guaranteed minimum income benefit base. See “Guaranteed withdrawal benefit for life (“GWBL”)” earlier in this Prospectus. After conversion, we deduct this charge annually from your account value on each contract date anniversary. This charge is the same for the Single life and Joint life options. This charge will increase as the result of an Annual Ratchet, to the maximum charge of 1.20% for Guaranteed minimum income benefit I — Asset Allocation or 1.40% for Guaranteed minimum income benefit II — Custom Selection. We will permit you to opt out of the ratchet if the charge increases. If the contract is surrendered or annuitized, or a death benefit is paid or the Guaranteed withdrawal benefit for life is dropped on a date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year. See “Guaranteed minimum income benefit charge” earlier in this section.

Charges for state premium and other applicable taxes

We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. Generally, we deduct the charge from the amount applied to provide an annuity pay-out option. The current tax charge that might be imposed varies by jurisdiction and ranges from 0% to 3.5%.

73

Charges that the Trusts deduct

The Trusts deduct charges for the following types of fees and expenses:

•	Management fees.

•	12b-1 fees.

•	Operating expenses, such as trustees’ fees, independent public accounting firms’ fees, legal counsel fees, administrative service fees, custodian fees and liability insurance.

•	Investment-related expenses, such as brokerage commissions.

These charges are reflected in the daily share price of each Portfolio. Since shares of each Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options and are reflected in their unit values. Certain Portfolios available under the contract in turn invest in shares of other Portfolios of EQ Premier VIP Trust and EQ Advisors Trust and/or shares of unaffiliated portfolios (collectively, the “underlying portfolios”). The underlying portfolios each have their own fees and expenses, including management fees, operating expenses, and investment related expenses such as brokerage commissions. For more information about these charges, please refer to the prospectuses for the Trusts.

Group or sponsored arrangements

For certain group or sponsored arrangements, we may reduce the withdrawal charge (if applicable under your Accumulator® Series contract) or the mortality and expense risks charge, or change the minimum initial contribution requirements. We also may change the Guaranteed minimum income benefit or the Guaranteed minimum death benefit, or offer variable investment options that invest in shares of the Trusts that are not subject to the 12b-1 fee. If permitted under the terms of our exemptive order regarding the Accumulator® PlusSM bonus feature, we may also change the crediting percentage that applies to contributions. Group arrangements include those in which a trustee or an employer, for example, purchases contracts covering a group of individuals on a group basis. Group arrangements are not available for IRA contracts. Sponsored arrangements include those in which an employer allows us to sell contracts to its employees or retirees on an individual basis.

Our costs for sales, administration and mortality generally vary with the size and stability of the group or sponsoring organization, among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, such as requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy contracts or that have been in existence less than six months will not qualify for reduced charges.

We will make these and any similar reductions according to our rules in effect when we approve a contract for issue. We may change these rules from time to time. Any variation will reflect differences in costs or services and will not be unfairly discriminatory.

Group or sponsored arrangements may be governed by federal income tax rules, the Employee Retirement Income Security Act of 1974 (“ERISA”) or both. We make no representations with regard to the impact of these and other applicable laws on such programs. We recommend that employers, trustees, and others purchasing or making contracts available for purchase under such programs seek the advice of their own legal and benefits advisers.

Other distribution arrangements

We may reduce or eliminate charges when sales are made in a manner that results in savings of sales and administrative expenses, such as sales through persons who are compensated by clients for recommending investments and who receive no commission or reduced commissions in connection with the sale of the contracts. We will not permit a reduction or elimination of charges where it would be unfairly discriminatory.

74

6. Payment of death benefit

Your beneficiary and payment of benefit

You designate your beneficiary when you apply for your contract. You may change your beneficiary at any time while you are alive and the contract is in force. The change will be effective as of the date the written request is executed, whether or not you are living on the date the change is received in our processing office. We are not responsible for any beneficiary change request that we do not receive. We will send you a written confirmation when we receive your request.

Under jointly owned contracts, the surviving owner is considered the beneficiary, and will take the place of any other beneficiary. Under a contract with a non-natural owner that has joint annuitants, the surviving annuitant is considered the beneficiary, and will take the place of any other beneficiary. In a QP contract, the beneficiary must be the plan trust. Where an NQ contract is owned for the benefit of a minor pursuant to the Uniform Gift to Minors Act or the Uniform Transfers to Minors Act, the beneficiary must be the estate of the minor. Where an IRA contract is owned in a custodial individual retirement account, the custodian must be the beneficiary.

The death benefit is equal to your account value or, if greater, the applicable Guaranteed minimum death benefit. In either case, the death benefit is increased by any amount applicable under the Earnings enhancement benefit. We determine the amount of the death benefit (other than the applicable Guaranteed minimum death benefit) and any amount applicable under the Earnings enhancement benefit, as of the date we receive satisfactory proof of the owner’s (or older joint owner’s, if applicable) death, any required instructions for the method of payment, forms necessary to effect payment and any other information we may require. However, this is not the case if the sole primary beneficiary of your contract is your spouse and he or she decides to roll over the death benefit to another contract issued by us. See “Effect of the owner’s death” below. For Accumulator® PlusSM contracts, the account value used to determine the death benefit and the Earnings enhancement benefit will first be reduced by the amount of any credits applied in the one-year period prior to the owner’s (or older joint owner’s, if applicable) death. The amount of the applicable Guaranteed minimum death benefit will be such Guaranteed minimum death benefit as of the date of the owner’s (or older joint owner’s, if applicable) death adjusted for any subsequent withdrawals. Payment of the death benefit terminates the contract.

If the age of any person upon whose life an optional Guaranteed minimum death benefit depends has been misstated, any benefits will be those which would have been purchased at the correct age. If the age of any person upon whose life an optional Guaranteed minimum death benefit depends has been misstated, and if an optional Guaranteed minimum death benefit rider would not have been issued based on the correct age: (i) the optional Guaranteed minimum death benefit rider will be revoked; (ii) the applicable charge for the benefit will be refunded and applied to the annuity account value of the contract, and (iii) the standard death benefit will apply.

When we use the terms “owner” and “joint owner,” we intend these to be references to annuitant and joint annuitant, respectively, if the contract has a non-natural owner. If the contract is jointly owned or is issued to a non-natural owner and the GWBL is not in effect, the death benefit is payable upon the death of the older joint owner or older joint annuitant, as applicable. Under contracts with GWBL, the terms “Owner” and “Successor Owner” are intended to be references to “Annuitant” and “Joint Annuitant,” respectively, if the contract has a non-natural owner.

Subject to applicable laws and regulations, you may impose restrictions on the timing and manner of the payment of the death benefit to your beneficiary. For example, your beneficiary designation may specify the form of death benefit payout (such as a life annuity), provided the payout you elect is one that we offer both at the time of designation and when the death benefit is payable. In general, the beneficiary will have no right to change the election.

You should be aware that (i) in accordance with current federal income tax rules, we apply a predetermined death benefit annuity payout election only if payment of the death benefit amount begins within one year following the date of death, which payment may not occur if the beneficiary has failed to provide all required information before the end of that period, (ii) we will not apply the predetermined death benefit payout election if doing so would violate any federal income tax rules or any other applicable law, and (iii) a beneficiary or a successor owner who continues the contract under one of the continuation options described below will have the right to change your annuity payout election.

In general, if the annuitant dies, the owner (or older joint owner, if applicable) will become the annuitant, and the death benefit is not payable. If the contract had joint annuitants, it will become a single annuitant contract.

Effect of the owner’s death

In general, if the owner dies while the contract is in force, the contract terminates and the applicable death benefit is paid. If the contract is jointly owned, the death benefit is payable upon the death of the older owner. For Joint life contracts with GWBL, the death benefit is paid to the beneficiary at the death of the second to die of the owner and successor owner.

75

No death benefit will be payable upon or after the contract’s Annuity maturity date, which will never be later than the contract date anniversary following your 95th birthday.

There are various circumstances, however, in which the contract can be continued by a successor owner or under a Beneficiary continuation option (“BCO”). For contracts with spouses who are joint owners, the surviving spouse will automatically be able to continue the contract under the “Spousal continuation” feature or under our Beneficiary continuation option, as discussed below. For contracts with non-spousal joint owners, the joint owner will be able to continue the contract as a successor owner subject to the limitations discussed below under “Non-spousal joint owner contract continuation.”

If you are the sole owner, your surviving spouse may have the option to:

•	take the death benefit proceeds in a lump sum;

•	continue the contract as a successor owner under “Spousal continuation” (if your spouse is the sole primary beneficiary) or under our Beneficiary continuation option, as discussed below; or

•	roll the death benefit proceeds over into another contract.

If your surviving spouse rolls over the death benefit proceeds into a contract issued by us, the amount of the death benefit will be calculated as of the date we receive all requirements necessary to issue your spouse’s new contract. Any death proceeds will remain invested in this contract until your spouse’s new contract is issued. The amount of the death benefit will be calculated to equal the greater of the account value (as of the date your spouse’s new contract is issued) and the applicable guaranteed minimum death benefit (as of the date of your death). This means that the death benefit proceeds could vary up or down, based on investment performance, until your spouse’s new contract is issued.

If the surviving joint owner is not the surviving spouse, or, for single owner contracts, if the beneficiary is not the surviving spouse, federal income tax rules generally require payments of amounts under the contract to be made within five years of an owner’s death (the “5-year rule”). In certain cases, an individual beneficiary or non-spousal surviving joint owner may opt to receive payments over his/her life (or over a period not in excess of his/her life expectancy) if payments commence within one year of the owner’s death. Any such election must be made in accordance with our rules at the time of death. If the beneficiary of a contract with one owner or a younger non-spousal joint owner continues the contract under the 5-year rule, in general, all guaranteed benefits and their charges will end. For more information on non-spousal joint owner contract continuation, see the section immediately below.

Non-spousal joint owner contract continuation

Upon the death of either owner, the surviving joint owner becomes the sole owner.

Any death benefit (if the older owner dies first) or cash value (if the younger owner dies first) must be fully paid to the surviving joint owner within five years. The surviving owner may instead elect to receive a life annuity, provided payments begin within one year of the deceased owner’s death. If the life annuity is elected, the contract and all benefits terminate.

If the older owner dies first, we will increase the account value to equal the Guaranteed minimum death benefit, if higher, and by the value of the Earnings enhancement benefit. The surviving owner can elect to (1) take a lump sum payment; (2) annuitize within one year; (3) continue the contract for up to five years; or (4) continue the contract under the Beneficiary continuation option. For Accumulator® PlusSM contracts, if any contributions are made during the one-year period prior to the owner’s death, the account value will first be reduced by any credits applied to any such contributions.

If the contract continues, the Guaranteed minimum death benefit and charge and the Guaranteed minimum income benefit and charge will then be discontinued. Withdrawal charges, if applicable under your Accumulator® Series contract, will no longer apply, and no additional contributions will be permitted.

If the younger owner dies first, the surviving owner can elect to (1) take a lump sum payment; (2) annuitize within one year; (3) continue the contract for up to five years; or (4) continue the contract under the Beneficiary continuation option. If the contract continues, the death benefit is not payable, and the Guaranteed minimum death benefit and the Earnings enhancement benefit, if applicable, will continue without change. If the Guaranteed minimum income benefit cannot be exercised within the period required by federal tax laws, the benefit and charge will terminate as of the date we receive proof of death. Withdrawal charges, if applicable under your Accumulator® Series contract, will continue to apply and no additional contributions will be permitted. If the Guaranteed minimum income benefit converts to the Guaranteed withdrawal benefit for life, the provisions described in this paragraph will apply at the death of the younger owner, even though the Guaranteed withdrawal benefit for life is calculated using the age of the surviving older owner.

Spousal continuation

If you are the contract owner and your spouse is the sole primary beneficiary or you jointly own the contract with your younger spouse, or if the contract owner is a non-natural person and you and your younger spouse are joint annuitants, your spouse may elect to continue the contract as successor owner upon your death. Spousal beneficiaries (who are not also joint owners) must be 85 or younger as of the date of the deceased spouse’s death in order to continue the contract under Spousal continuation. The determination of spousal status is made under applicable state law. However, in the event of a conflict between federal and state law, we follow federal rules.

76

Upon your death, the younger spouse joint owner (for NQ contracts only) or the spouse beneficiary (under a Single owner contract) may elect to receive the death benefit, continue the contract under our Beneficiary continuation option (as discussed below in this section) or continue the contract, as follows:

•

As of the date we receive satisfactory proof of your death, any required instructions, information and forms necessary, we will increase the account value to equal the elected Guaranteed minimum death benefit as of the date of your death if such death benefit is greater than such account value, plus any amount applicable under the Earnings enhancement benefit, and adjusted for any subsequent withdrawals. For Accumulator® PlusSM contracts, if any contributions are made during the one-year period prior to the owner’s death, the account value will first be reduced by any credits applied to any such contributions. The increase in the account value will be allocated to the investment options according to the allocation percentages we have on file for your contract.

•

In general, withdrawal charges will no longer apply to contributions made before your death. Withdrawal charges will apply if additional contributions are made. Please note that withdrawal charges do not apply to Accumulator® SelectSM contracts.

•

The applicable Guaranteed minimum death benefit, including the Guaranteed minimum death benefit under contracts in which the Guaranteed minimum income benefit has converted to the Guaranteed withdrawal benefit for life option, may continue as follows:

—

If you elected either the Annual Ratchet to age 80 enhanced death benefit (either without the Guaranteed minimum income benefit or combined with the Guaranteed minimum income benefit) or “Greater of” GMDB I or “Greater of” GMDB II enhanced death benefit (combined with the Guaranteed minimum income benefit) and your spouse is age 75 or younger on the date of your death, and you were age 79 or younger at death, the enhanced death benefit continues and will continue to grow according to its terms until the contract date anniversary following the date the surviving spouse reaches age 80. The charge for the applicable Guaranteed minimum death benefit will continue to apply, even after the Guaranteed minimum death benefit no longer rolls up or is no longer eligible for resets. If you were age 80 or older at death, we will reinstate the Guaranteed minimum death benefit you elected. The benefit base (which had previously been frozen at age 80) will now continue to grow according to its terms until the contract date anniversary following the date the surviving spouse reaches age 80. The charge for the applicable Guaranteed minimum death benefit will continue to apply, even after the Guaranteed minimum death benefit no longer rolls up or is no longer eligible for resets.

—

If the Guaranteed minimum death benefit continues, the Roll-up benefit base reset, if applicable, will be based on the surviving spouse’s age at the time of your death. The next available reset will be based on the contract issue date or last reset, as applicable. The next available reset will also account for any time elapsed before the election of the Spousal Continuation. This does not apply to contracts in which the Guaranteed minimum income benefit has converted to the Guaranteed withdrawal benefit for life.

—

If you elected either the Annual Ratchet to age 80 enhanced death benefit (either without the Guaranteed minimum income benefit or combined with the Guaranteed minimum income benefit) or “Greater of” GMDB I or “Greater of” GMDB II enhanced death benefit (combined with the Guaranteed minimum income benefit) and your surviving spouse is age 76 or older on the date of your death, the Guaranteed minimum death benefit will be frozen, which means:

∎

On the date your spouse elects to continue the contract, the value of the Guaranteed minimum death benefit will be set to equal the amount of the Guaranteed minimum death benefit base on the date of your death. If your account value is higher than the Guaranteed minimum death benefit base on the date of your death, the Guaranteed minimum death benefit base will not be increased to equal your account value.

∎	The Guaranteed minimum death benefit will no longer be eligible to increase, and will be subject to pro rata reduction for any subsequent withdrawals.

∎	The charge for the Guaranteed minimum death benefit will be discontinued.

∎	Upon the death of your spouse, the beneficiary will receive, as of the date of death, the greater of the account value and the value of the Guaranteed minimum death benefit.

—

In all cases, whether the Guaranteed minimum death benefit continues or is discontinued, if your account value is lower than the Guaranteed minimum death benefit base on the date of your death, your account value will be increased to equal the Guaranteed minimum death benefit base.

•

The Earnings enhancement benefit will be based on the surviving spouse’s age at the date of the deceased spouse’s death for the remainder of the life of the contract. If the benefit had been previously frozen because the older spouse had attained age 80, it will be reinstated if the surviving spouse is age 75 or younger. The benefit is then frozen on the contract date anniversary after the surviving spouse reaches age 80. If the surviving spouse is age 76 or older, the benefit and charge will be discontinued.

77

•

The Guaranteed minimum income benefit may continue if the benefit had not already terminated and the benefit will be based on the surviving spouse’s age at the date of the deceased spouse’s death. See “Guaranteed minimum income benefit” in “Contract features and benefits” earlier in this Prospectus. If the GMIB continues, the charge for the GMIB will continue to apply.

•

If you convert the Guaranteed minimum income benefit to the Guaranteed withdrawal benefit for life on a Joint life basis, the benefit and charge will remain in effect and no death benefit is payable until the death of the surviving spouse. Withdrawal charges, if applicable under your Accumulator® Series contract, will continue to apply to all contributions made prior to the deceased spouse’s death. No additional contributions will be permitted. If the Guaranteed minimum income benefit converts to the Guaranteed withdrawal benefit for life on a Single life basis, the benefit and charge will terminate.

•

If the older owner of a Joint life contract under which the Guaranteed minimum income benefit converted to the Guaranteed withdrawal benefit for life at age 80 dies, and the younger spouse is age 75 or younger at the time of the older spouse’s death, the elected enhanced death benefit will continue to roll up and ratchet in accordance with its terms until the contract date anniversary following the surviving spouse’s age 80. If the surviving spouse is age 76 or older at the time of the older spouse’s death, the benefit will continue in force, but there will be no increase. Regardless of the age of the younger spouse, there will be no Roll-up benefit base reset.

•	If the deceased spouse was the annuitant, the surviving spouse becomes the annuitant. If the deceased spouse was a joint annuitant, the contract will become a single annuitant contract.

Where an NQ contract is owned by a Living Trust, as defined in the contract, and at the time of the annuitant’s death the annuitant’s spouse is the sole beneficiary of the Living Trust, the Trustee, as owner of the contract, may request that the spouse be substituted as annuitant as of the date of the annuitant’s death. No further change of annuitant will be permitted.

Where an IRA contract is owned in a custodial individual retirement account, and your spouse is the sole beneficiary of the account, the custodian may request that the spouse be substituted as annuitant after your death.

For jointly owned NQ contracts, if the younger spouse dies first no death benefit is paid, and the contract continues as follows:

•	The Guaranteed minimum death benefit, the Earnings enhancement benefit and the Guaranteed minimum income benefit continue to be based on the older spouse’s age for the life of the contract.

•	If the deceased spouse was the annuitant, the surviving spouse becomes the annuitant. If the deceased spouse was a joint annuitant, the contract will become a single annuitant contract.
•

If the Guaranteed minimum income benefit has converted to the Guaranteed withdrawal benefit for life, the benefit and charge will remain in effect and no death benefit is payable until the death of the surviving spouse.

•	The withdrawal charge schedule remains in effect. Please note that withdrawal charges do not apply to Accumulator® SelectSM contracts.

If you divorce, Spousal continuation does not apply.

Beneficiary continuation option

This feature permits a designated individual, on the contract owner’s death, to maintain a contract with the deceased contract owner’s name on it and receive distributions under the contract, instead of receiving the death benefit in a single sum. We make this option available to beneficiaries under traditional IRA, Roth IRA and NQ contracts, subject to state availability. Depending on the beneficiary, this option may be restricted or may no longer be available for deaths after December 31, 2019, due to legislation enacted at the end of 2019. Please speak with your financial professional or see Appendix VI later in this Prospectus for further information.

Where an IRA contract is owned in a custodial individual retirement account, the custodian may reinvest the death benefit in an individual retirement annuity contract, using the account beneficiary as the annuitant. Please speak with your financial professional for further information. For Joint life contracts with GWBL, the beneficiary continuation option is only available after the death of the second owner.

The following describes the “Beneficiary continuation option for traditional IRA and Roth IRA contracts only” as in effect prior to legislation enacted at the end of 2019. Legislation enacted at the end of 2019 has changed key aspects of post-death distributions from tax qualified and tax favored contracts such as IRAs. After regulatory guidance is issued on this legislation, we anticipate making changes beginning in 2020 to our contracts to reflect these legislative changes. We may be required in certain cases to pay benefits faster under existing contracts.

Beneficiary continuation option for traditional IRA and Roth IRA contracts only.  The beneficiary continuation option must be elected by September 30th of the year following the calendar year of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option. If the election is made, then, as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the beneficiary continuation option feature, we will increase the account value to equal the applicable death benefit if such death benefit is greater than such account value, plus any amount applicable under the Earnings enhancement benefit feature, adjusted for any subsequent withdrawals. For Accumulator® PlusSM contracts, the account value will first be reduced by any credits applied in a one-year period prior to the owner’s death.

After legislation enacted at the end of 2019, for deaths after December 31, 2019, only specified individuals who are

78

“eligible designated beneficiaries” or “EDBs” may stretch post-death payments over the beneficiary’s life expectancy. See “required minimum distributions after your death” later in this prospectus under “Tax Information.” Individual beneficiaries who do not have EDB status (including beneficiaries named by the original beneficiary to receive any remaining interest after the death of the original beneficiary) must take out any remaining interest in the IRA or plan within 10 years of the applicable death. Trusts for individuals which would be considered as “see-through” trusts under the rules prior to January 1, 2020 presumably no longer qualify to elect the beneficiary continuation option, except under narrowly defined circumstances.

Under the beneficiary continuation option for IRA and Roth IRA contracts:

•	The contract continues with your name on it for the benefit of your beneficiary.

•	The beneficiary replaces the deceased owner as annuitant.

•	This feature is only available if the beneficiary is an individual. Certain trusts with only individual beneficiaries will be treated as individuals for this purpose.

•

If there is more than one beneficiary, each beneficiary’s share will be separately accounted for. It will be distributed over the beneficiary’s own life expectancy, if payments over life expectancy are chosen.

•	The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

•	The beneficiary may make transfers among the investment options but no additional contributions will be permitted.

•

If the Guaranteed minimum income benefit, an optional enhanced death benefit or the Guaranteed withdrawal benefit for life is in effect under the contract, they will no longer be in effect and charges for such benefits will stop. Also, any Guaranteed minimum death benefit feature will no longer be in effect.

•	The beneficiary may choose at any time to withdraw all or a portion of the account value and no withdrawal charges, if any, will apply.

•	Any partial withdrawal must be at least $300.

•	Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract.

•

Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking required minimum distributions based on the remaining life expectancy of the deceased beneficiary or to receive any remaining interest in the contract in a lump sum. Even in the case of IRA owners who died before December 31, 2019, if the beneficiary dies January 1, 2020 or later, legislation enacted at the end of 2019 imposes a 10-year limit on the distribution of the remaining interest. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

Beneficiary continuation option for NQ contracts only.  This feature, also known as Inherited annuity, may only be elected when the NQ contract owner dies before the annuity maturity date, whether or not the owner and the annuitant are the same person. For purposes of this discussion, “beneficiary” refers to the successor owner. This feature must be elected within 9 months following the date of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option.

Generally, payments will be made once a year to the beneficiary over the beneficiary’s life expectancy, determined on a term certain basis and in the year payments start. These payments must begin no later than one year after the date of your death and are referred to as “scheduled payments.” The beneficiary may choose the “5-year rule” instead of scheduled payments over life expectancy. If the beneficiary chooses the 5-year rule, there will be no scheduled payments. Under the 5-year rule, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by the fifth anniversary of your death.

Under the beneficiary continuation option for NQ contracts:

•	This feature is only available if the beneficiary is an individual. It is not available for any entity such as a trust, even if all of the beneficiaries of the trust are individuals.

•	The beneficiary automatically replaces the existing annuitant.

•	The contract continues with your name on it for the benefit of your beneficiary.

•

If there is more than one beneficiary, each beneficiary’s share will be separately accounted for. It will be distributed over the respective beneficiary’s own life expectancy, if scheduled payments are chosen.

•	The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

•	The beneficiary may make transfers among the investment options but no additional contributions will be permitted.

•

If the Guaranteed minimum income benefit, an optional enhanced death benefit or the Guaranteed withdrawal benefit for life is in effect under the contract, they will no longer be in effect and charges for such benefits will stop. Also, any Guaranteed minimum death benefit feature will no longer be in effect.

•

If the beneficiary chooses the “5-year rule,” withdrawals may be made at any time. If the beneficiary instead chooses scheduled payments, the beneficiary may take withdrawals, in addition to scheduled payments, at any time.

79

•	Any partial withdrawals must be at least $300.

•	Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract on the beneficiary’s death.

•

Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking scheduled payments based on the remaining life expectancy of the deceased beneficiary (if scheduled payments were chosen) or to receive any remaining interest in the contract in a lump sum. We will pay any remaining interest in the contract in a lump sum if your beneficiary elects the 5-year rule. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

If the deceased is the owner or the older joint owner:

•

As of the date we receive satisfactory proof of death and any required instructions, information and forms necessary to effect the Beneficiary continuation option, we will increase the account value to equal the applicable death benefit if such death benefit is greater than such account value plus any amount applicable under the Earnings enhancement benefit adjusted for any subsequent withdrawals. For Accumulator® PlusSM contracts, the account value will first be reduced by any credits applied in a one-year period prior to the owner’s death.

•	No withdrawal charges, if applicable under your Accumulator® Series contract, will apply to any withdrawals by the beneficiary.

If the deceased is the younger non-spousal joint owner:

•	The annuity account value will not be reset to the death benefit amount.

•

The contract’s withdrawal charge schedule will continue to be applied to any withdrawal or surrender other than scheduled payments; the contract’s free withdrawal amount will continue to apply to withdrawals but does not apply to surrenders. Please note that withdrawal charges do not apply to Accumulator® SelectSM contracts.

•

We do not impose a withdrawal charge on scheduled payments except if, when added to any withdrawals previously taken in the same contract year, including for this purpose a contract surrender, the total amount of withdrawals and scheduled payments exceed the free withdrawal amount. See the “Withdrawal charges” in “Charges and expenses” earlier in this Prospectus. Please note that withdrawal charges do not apply to Accumulator® SelectSM contracts.

A surviving spouse should speak to his or her tax professional about whether Spousal continuation or the Beneficiary continuation option is appropriate for him or her. Factors to consider include but are not limited to the surviving spouse’s age, need for immediate income and a desire to continue any Guaranteed benefits under the contract.

80

7. Tax information

Overview

In this part of the Prospectus, we discuss the current federal income tax rules that generally apply to Accumulator® Series contracts owned by United States individual taxpayers. The tax rules can differ, depending on the type of contract, whether NQ, traditional IRA, Roth IRA or QP. Therefore, we discuss the tax aspects of each type of contract separately.

Federal income tax rules include the United States laws in the Internal Revenue Code, and Treasury Department Regulations and Internal Revenue Service (“IRS”) interpretations of the Internal Revenue Code. These tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider further proposals to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict what, if any, legislation will actually be proposed or enacted.

We cannot provide detailed information on all tax aspects of the contracts. Moreover, the tax aspects that apply to a particular person’s contract may vary depending on the facts applicable to that person. We do not discuss state income and other state taxes, federal income tax and withholding rules for non-U.S. taxpayers, or federal gift and estate taxes. We also do not discuss the Employee Retirement Income Security Act of 1974 (“ERISA”). Transfers of the contract, rights or values under the contract, or payments under the contract, for example, amounts due to beneficiaries, may be subject to federal or state gift, estate, or inheritance taxes. You should not rely only on this document, but should consult your tax adviser before your purchase.

CARES Act

Congress enacted the Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”) on March 27, 2020, with certain provisions immediately effective or retroactively effective to January 1, 2020. If you own a tax-qualified contract or intend to purchase a tax-qualified contract, you should consult with your tax adviser regarding how the CARES Act impacts your unique situation. The CARES Act suspends required minimum distributions during the 2020 calendar year for many tax-qualified and tax-favored plans and contracts (such as defined contribution plans, 403(b) plans, government sponsored employer 457(b) plans, and IRAs). Please read all disclosure in this Prospectus accordingly. The CARES Act permits penalty-free withdrawals during 2020 from such plans and contracts by individuals affected by coronavirus or the economic aftermath. Coronavirus-related distributions from all such plans and contracts would be limited to an aggregate of $100,000 for any individual. The individual would be able to repay the amount of the distribution to the plan or contract within a 3-year period. The CARES Act also increases availability of specified qualified plan loans and flexibility of repayment. Please consult your tax adviser about your individual circumstances.

Contracts that fund a retirement arrangement

Generally, there are two types of funding vehicles that are available for Individual Retirement Arrangements (“IRAs”): an individual retirement annuity contract such as the ones offered in this Prospectus, or a custodial or trusteed individual retirement account. Annuity contracts can also be purchased in connection with retirement plans qualified under Section 401(a) of the Code (“QP contracts”). How these arrangements work, including special rules applicable to each, are described in the specific sections for each type of arrangement, below. You should be aware that the funding vehicle for a tax-qualified arrangement does not provide any tax deferral benefit beyond that already provided by the Code for all permissible funding vehicles. Before choosing an annuity contract, therefore, you should consider the annuity’s features and benefits compared with the features and benefits of other permissible funding vehicles and the relative costs of annuities and other arrangements. You should be aware that cost may vary depending on the features and benefits made available and the charges and expenses of the investment options or funds that you elect.

Certain provisions of the Treasury Regulations on required minimum distributions concerning the actuarial present value of additional contract benefits could increase the amount required to be distributed from annuity contracts funding qualified plans and IRAs. For this purpose additional annuity contract benefits may include, but are not limited to, various guaranteed benefits such as guaranteed minimum income benefits and enhanced death benefits. You should consider the potential implication of these Regulations before you purchase this annuity contract or purchase additional features under this annuity contract. See also Appendix II at the end of this Prospectus for a discussion of QP contracts.

Transfers among investment options

If permitted under the terms of the contract, you can make transfers among investment options inside the contract without triggering taxable income.

Taxation of nonqualified annuities

Contributions

You may not deduct the amount of your contributions to a nonqualified annuity contract.

Contract earnings

Generally, you are not taxed on contract earnings until you receive a distribution from your contract, whether as a

81

withdrawal or as an annuity payment. However, earnings are taxable, even without a distribution:

•

if a contract fails investment diversification requirements as specified in federal income tax rules (these rules are based on or are similar to those specified for mutual funds under the securities laws);

•	if you transfer a contract, for example, as a gift to someone other than your spouse (or former spouse);

•	if you use a contract as security for a loan (in this case, the amount pledged will be treated as a distribution); and

•

if the owner is other than an individual (such as a corporation, partnership, trust, or other non-natural person). This provision does not apply to a trust which is a mere agent or nominee for an individual, such as a typical grantor trust.

Federal tax law requires that all nonqualified deferred annuity contracts that the Company and its affiliates issue to you during the same calendar year be linked together and treated as one contract for calculating the taxable amount of any distribution from any of those contracts.

Annuity payments

The following applies to an annuitization of the entire contract. In certain cases, the contract can be partially annuitized. See “Partial annuitization” below.

Annuitization under a Accumulator® Series contract occurs when your entire interest under the contract is or has been applied to one or more payout options intended to amortize amounts over your life or over a period certain generally limited by the period of your life expectancy. (We do not currently offer a period certain option without life contingencies.) Annuity payouts can also be determined on a joint life basis. After annuitization, no further contributions to the contract may be made, the annuity payout amount must be paid at least annually, and annuity payments cannot be stopped except by death or surrender (if permitted under the terms of the contract).

Annuitization payments that are based on life or life expectancy are considered annuity payments for income tax purposes. We include in annuitization payments GMIB payments, Guaranteed withdrawal benefit for life Maturity date annuity payments, and other annuitization payments available under your contract. We also include Guaranteed annual withdrawals that are continued after your account value goes to zero under a supplementary life annuity contract, as discussed under “Guaranteed withdrawal benefit for life (“GWBL”)” in “Contract features and benefits” earlier in this Prospectus.

Once annuity payments begin, a portion of each payment is taxable as ordinary income. You get back the remaining portion without paying taxes on it. This is your unrecovered investment in the contract. Generally, your investment in the contract equals the contributions you made, less any amounts you previously withdrew that were not taxable.

For fixed annuity payments, the tax-free portion of each payment is determined by (1) dividing your investment in the contract by the total amount you are expected to receive out of the contract, and (2) multiplying the result by the amount of the payment. For variable annuity payments, your tax-free portion of each payment is your investment in the contract divided by the number of expected payments. If you have a loss on a variable annuity payout in a taxable year, you may be able to adjust the tax-free amount in subsequent years.

Once you have received the amount of your investment in the contract, all payments after that are fully taxable. If payments under a life annuity stop because the annuitant dies, there is an income tax deduction for any unrecovered investment in the contract.

Your rights to apply amounts under this contract to an annuity payout option are described elsewhere in this Prospectus. If you hold your contract to the maximum maturity age under the contract we require that a choice be made between taking a lump sum settlement of any remaining account value or applying any such account value to an annuity payout option we may offer at the time under the contract. If no affirmative choice is made, we will apply any remaining annuity value to the default option under the contract at such age. While there is no specific federal tax guidance as to whether or when an annuity contract is required to mature, or as to the form of the payments to be made upon maturity, we believe that this contract constitutes an annuity contract under current federal tax rules.

Partial annuitization.

The consequences described above for annuitization of the entire contract apply to the portion of the contract which is partially annuitized. A nonqualified deferred annuity contract is treated as being partially annuitized if a portion of the contract is applied to an annuity payout option on a life-contingent basis or for a period certain of at least 10 years. In order to get annuity payment tax treatment for the portion of the contract applied to the annuity payout, payments must be made at least annually in substantially equal amounts, the payments must be designed to amortize the amount applied over life or the period certain, and the payments cannot be stopped, except by death or surrender (if permitted under the terms of the contract). The investment in the contract is split between the partially annuitized portion and the deferred amount remaining based on the relative values of the amount applied to the annuity payout and the deferred amount remaining at the time of the partial annuitization. Also, the partial annuitization has its own annuity starting date. We do not currently offer a period certain option without life contingencies.

Withdrawals made before annuity payments begin

If you make withdrawals before annuity payments begin under your contract, they are taxable to you as ordinary income if there are earnings in the contract. Generally, earnings are your account value less your investment in the contract. If you withdraw an amount which is more than the earnings in the contract as of the date of the withdrawal, the balance of the distribution is treated as a reduction of your investment in the contract and is not taxable.

82

Collateral assignments are taxable to the extent of any earnings in the contract at the time any portion of the contract’s value is assigned as collateral. Therefore, if you assign your contract as collateral for a loan with a third party after the contract is issued, you may have taxable income even though you receive no payments under the contract. The Company will report any income attributable to a collateral assignment on Form 1099-R. Also, if the Company makes payments or distributions to the assignee pursuant to directions under the collateral assignment agreement, any gains in such payments may be taxable to you and reportable on Form 1099-R even though you do not receive them.

Taxation of lifetime withdrawals under the Guaranteed withdrawal benefit for life

We treat any withdrawals under the contract as non-annuity payments for income tax purposes. (This includes Guaranteed annual withdrawal amounts received after age 80 but before the Maturity Date. Payments made after the Maturity Date are discussed under “Annuity payments” above.)

Earnings enhancement benefit

In order to enhance the amount of the death benefit to be paid at the owner’s death, you may purchase an Earnings enhancement benefit rider for your NQ contract. Although we regard this benefit as an investment protection feature which is part of the contract and which should have no adverse tax effect, it is possible that the IRS could take a contrary position or assert that the Earnings enhancement benefit rider is not part of the contract. In such a case, the charges for the Earnings enhancement benefit rider could be treated for federal income tax purposes as a partial withdrawal from the contract. If this were so, such a deemed withdrawal could be taxable, and for contract owners under age 59 1/2, also subject a tax penalty. Were the IRS to take this position, the Company would take all reasonable steps to attempt to avoid this result, which could include amending the contract (with appropriate notice to you).

1035 exchanges

You may purchase a nonqualified deferred annuity through an exchange of another contract. Normally, exchanges of contracts are taxable events. The exchange will not be taxable under Section 1035 of the Internal Revenue Code if:

•

the contract that is the source of the funds you are using to purchase the nonqualified deferred annuity contract is another nonqualified deferred annuity contract or life insurance or endowment contract.

•

the owner and the annuitant are the same under the source con- tract and the contract issued in exchange. If you are using a life insurance or endowment contract the owner and the insured must be the same on both sides of the exchange transaction.

In some cases you may make a tax-deferred 1035 exchange from a nonqualified deferred annuity contract to a “qualified long-term care contract” meeting all specified requirements under the Code or an annuity contract with a “qualified long-term care contract” feature (sometimes referred to as a “combination annuity” contract).

The tax basis, also referred to as your investment in the contract, of the source contract carries over to the issued in exchange contract.

An owner may direct the proceeds of a partial withdrawal from one nonqualified deferred annuity contract to purchase or contribute to another nonqualified deferred annuity contract on a tax-deferred basis. If requirements are met, the owner may also directly transfer amounts from a nonqualified deferred annuity contract to a “qualified long-term care contract” or “combination annuity” in such a partial 1035 exchange transaction. Special forms, agreement between the carriers, and provision of cost basis information may be required to process this type of an exchange.

If you are purchasing your contract through a Section 1035 exchange, you should be aware that the Company cannot guarantee that the exchange from the source contract to the contract you are applying for will be treated as a Section 1035 exchange; the insurance company issuing the source contract controls the tax information reporting of the transaction as a Section 1035 exchange. Because information reports are not provided and filed until the calendar year after the exchange transaction, the insurance company issuing the source contract shows its agreement that the transaction is a 1035 exchange by providing to us the cost basis of the exchanged source contract when it transfers the money to us on your behalf.

Even if the contract owner and the insurance companies agree that a full or partial 1035 exchange is intended, the IRS has the ultimate authority to review the facts and determine that the transaction should be recharacterized as taxable in whole or in part.

Section 1035 exchanges are generally not available after the death of the owner. The destination contract must meet specific post-death payout requirements to prevent avoidance of the death of owner rules. See “Payment of death benefit”.

Surrenders

If you surrender or cancel the contract, the distribution is taxable as ordinary income (not capital gain) to the extent it exceeds your investment in the contract.

Death benefit payments made to a beneficiary after your death

For the rules applicable to death benefits, see “Payment of death benefit” earlier in this Prospectus. The tax treatment of a death benefit taken as a single sum is generally the same as the tax treatment of a withdrawal from or surrender of your contract. The tax treatment of a death benefit taken as annuity payments is generally the same as the tax treatment of annuity payments under your contract.

Under the Beneficiary continuation option, the tax treatment of a withdrawal after the death of the owner taken as a single sum or taken as withdrawals under the 5-year rule is generally the same as the tax treatment of a withdrawal from or surrender of your contract.

Early distribution penalty tax

If you take distributions before you are age 59 1/2 a penalty tax of 10% of the taxable portion of your distribution applies in

83

addition to the income tax. Some of the available exceptions to the pre-age 59 1/2 penalty tax include distributions made:

•	on or after your death; or

•	because you are disabled (special federal income tax definition); or

•

in the form of substantially equal periodic payments at least annually over your life (or your life expectancy) or over the joint lives of you and your beneficiary (or your joint life expectancies) using an IRS-approved distribution method.

Please note that it is your responsibility to claim the penalty exception on your own income tax return and to document eligibility for the exception to the IRS.

Additional Tax on Net Investment Income

Taxpayers who have modified adjusted gross income (“MAGI”) over a specified amount and who also have specified net investment income in any year may have to pay an additional surtax of 3.8%. (This tax has been informally referred to as the “Net Investment Income Tax” or “NIIT”). For this purpose net investment income includes distributions from and payments under nonqualified annuity contracts. The threshold amount of MAGI varies by filing status: $200,000 for single filers; $250,000 for married taxpayers filing jointly, and $125,000 for married taxpayers filing separately. The tax applies to the lesser of a) the amount of MAGI over the applicable threshold amount or b) the net investment income. You should discuss with your tax adviser the potential effect of this tax.

Investor control issues

Under certain circumstances, the IRS has stated that you could be treated as the owner (for tax purposes) of the assets of Separate Account No. 49. If you were treated as the owner, you would be taxable on income and gains attributable to the shares of the underlying portfolios.

The circumstances that would lead to this tax treatment would be that, in the opinion of the IRS, you could control the underlying investment of Separate Account No. 49. The IRS has said that the owners of variable annuities will not be treated as owning the separate account assets provided the underlying portfolios are restricted to variable life and annuity assets. The variable annuity owners must have the right only to choose among the Portfolios, and must have no right to direct the particular investment decisions within the Portfolios.

Although we believe that, under current IRS guidance, you would not be treated as the owner of the assets of Separate Account No. 49, there are some issues that remain unclear. For example, the IRS has not issued any guidance as to whether having a larger number of Portfolios available, or an unlimited right to transfer among them, could cause you to be treated as the owner. We do not know whether the IRS will ever provide such guidance or whether such guidance, if unfavorable, would apply retroactively to your contract. Furthermore, the IRS could reverse its current guidance at any time. We reserve the right to modify your contract as necessary to prevent you from being treated as the owner of the assets of Separate Account No. 49.

Individual retirement arrangements (IRAs)

General

“IRA” stands for individual retirement arrangement. There are two basic types of such arrangements, individual retirement accounts and individual retirement annuities. In an individual retirement account, a trustee or custodian holds the assets funding the account for the benefit of the IRA owner. The assets typically include mutual funds and/or individual stocks and/or securities in a custodial account, and bank certificates of deposit in a trusteed account. In an individual retirement annuity, an insurance company issues an annuity contract that serves as the IRA.

There are two basic types of IRAs, as follows:

•	Traditional IRAs, typically funded on a pre-tax basis; and

•	Roth IRAs, funded on an after-tax basis.

Regardless of the type of IRA, your ownership interest in the IRA cannot be forfeited. You or your beneficiaries who survive you are the only ones who can receive the IRA’s benefits or payments. All types of IRAs qualify for tax deferral regardless of the funding vehicle selected.

You can hold your IRA assets in as many different accounts and annuities as you would like, as long as you meet the rules for setting up and making contributions to IRAs. However, if you own multiple IRAs, you may be required to combine IRA values or contributions for tax purposes. For further information about individual retirement arrangements, you can read Internal Revenue Service Publications 590-A (“Contributions to Individual Retirement Arrangements (IRAs)”) and 590-B (“Distributions from Individual Retirement Arrangements (IRAs)”). These publications are usually updated annually, and can be obtained by contacting the IRS or from the IRS website (www.irs.gov).

The Company designs its IRA contracts to qualify as individual retirement annuities under Section 408(b) of the Internal Revenue Code. You may have purchased the contract as a traditional IRA or Roth IRA. We also offered Inherited IRA contracts for payment of post-death required minimum distributions from traditional IRAs and Roth IRAs. Inherited IRA contracts were available for all Accumulator® Series contracts except Accumulator® PlusSM. Legislation enacted at the end of 2019 may restrict the availability of payment options under such IRAs.

This Prospectus contains the information that the IRS requires you to have before you purchase an IRA. The first section covers some of the special tax rules that apply to traditional IRAs. The next section covers Roth IRAs. The disclosure generally assumes direct ownership of the individual retirement annuity contract. For contracts owned in a custodial individual retirement account, the disclosure will apply only if you terminate your account or transfer ownership of the contract to yourself.

We describe the amount and types of charges that may apply to your contributions under “Charges and expenses” earlier in this Prospectus. We describe the method of calculating payments under “Accessing your money” earlier in this Prospectus. We do not guarantee or project growth in any

84

variable income annuitization option payments (as opposed to payments from a fixed income annuitization option).

We have not applied for opinion letters approving the respective forms of the traditional IRA and Roth IRA contracts (including Inherited IRA contracts) for use as a traditional and Roth IRA, respectively. This IRS approval is a determination only as to the form of the annuity. It does not represent a determination of the merits of the annuity as an investment.

Your right to cancel within a certain number of days

You can cancel any version of the Accumulator® Series IRA contract (traditional IRA or Roth IRA) by following the directions in “Your right to cancel within a certain number of days” under “Contract features and benefits” earlier in this Prospectus. If you cancel a traditional IRA or Roth IRA contract, we may have to withhold tax, and we must report the transaction to the IRS. A contract cancellation could have an unfavorable tax impact.

Traditional individual retirement annuities (traditional IRAs)

Contributions to traditional IRAs.  Individuals may make three different types of contributions to purchase a traditional IRA or as subsequent contributions to an existing IRA:

•	“regular” contributions out of earned income or compensation; or

•	tax-free “rollover” contributions; or

•	direct custodian-to-custodian transfers from other traditional IRAs (“direct transfers”).

When you make a contribution to your IRA, we require you to tell us whether it is a regular contribution, rollover contribution, or direct transfer contribution, and to supply supporting documentation in some cases.

The initial contribution to your contract must have been a direct transfer or rollover, because the minimum initial contribution required to purchase an Accumulator® EliteSM, Accumulator® PlusSM or Accumulator® SelectSM contract was greater than the maximum regular IRA contribution permitted for a taxable year. If permitted under your contract, subsequent contributions may also be regular contributions out of compensation.

Regular contributions to traditional IRAs

Limits on contributions.  The “maximum regular contribution amount” for any taxable year is the most that can be contributed to all of your IRAs (traditional and Roth) as regular contributions for the particular taxable year. The maximum regular contribution amount depends on age, earnings, and year, among other things. Generally, $6,000 is the maximum amount that you may contribute to all IRAs (traditional IRAs and Roth IRAs) for 2020, after adjustment for cost-of-living changes. When your earnings are below $6,000, your earned income or compensation for the year is the most you can contribute. This limit does not apply to rollover contributions or direct custodian-to-custodian transfers into a traditional IRA.

If you are at least age 50 at any time during the taxable year for which you are making a regular contribution to your IRA, you may be eligible to make additional “catch-up contributions” of up to $1,000 to your traditional IRA.

Special rules for spouses.  If you are married and file a joint income tax return, you and your spouse may combine your compensation to determine the amount of regular contributions you are permitted to make to traditional IRAs (and Roth IRAs discussed below). Even if one spouse has no compensation or compensation under $6,000, married individuals filing jointly can contribute up to $12,000 per year to any combination of traditional IRAs and Roth IRAs. Any contributions to Roth IRAs reduce the ability to contribute to traditional IRAs and vice versa. The maximum amount may be less if earned income is less and the other spouse has made IRA contributions. No more than a combined total of $6,000 can be contributed annually to either spouse’s traditional and Roth IRAs. Each spouse owns his or her traditional IRAs and Roth IRAs even if the other spouse funded the contributions. Catch-up contributions may be made as described above for spouses who are at least age 50 at any time during the taxable year for which the contribution is made.

Deductibility of contributions.  The amount of traditional IRA contributions that you can deduct for a taxable year depends on whether you are covered by an employer-sponsored tax-favored retirement plan, as defined under special federal income tax rules. Your Form W-2 will indicate whether or not you are covered by such a retirement plan.

The federal tax rules governing contributions to IRAs made from current compensation are complex and are subject to numerous technical requirements and limitations which vary based on an individual’s personal situation (including his/her spouse). IRS Publication 590-A, “Contributions to Individual Retirement Arrangements (IRAs)” which is updated annually and is available at www.irs.gov, contains pertinent explanations of the rules applicable to the current year. The amount of permissible contributions to IRAs, the amount of IRA contributions which may be deductible, and the individual’s income limits for determining contributions and deductions all may be adjusted annually for cost of living.

Nondeductible regular contributions.  If you are not eligible to deduct part or all of the traditional IRA contribution, you may still make nondeductible contributions on which earnings will accumulate on a tax-deferred basis. The combined deductible and nondeductible contributions to your traditional IRA (or the non-working spouse’s traditional IRA) may not, however, exceed the maximum $5,000 per person limit for the applicable taxable year ($6,000 for 2020 after adjustment). The dollar limit is $1,000 higher for people eligible to make age 50+ “catch-up” contributions ($7,000 for 2020). You must keep your own records of deductible and nondeductible contributions in order to prevent double taxation on the distribution of previously taxed amounts. See “Withdrawals, payments and transfers of funds out of traditional IRAs” later in this section for more information.

If you are making nondeductible contributions in any taxable year, or you have made nondeductible contributions to a traditional IRA in prior years and are receiving distributions from any traditional IRA, you must file the required information

85

with the IRS. Moreover, if you are making nondeductible traditional IRA contributions, you must retain all income tax returns and records pertaining to such contributions until interests in all traditional IRAs are fully distributed.

When you can make regular contributions.  If you file your tax returns on a calendar year basis like most taxpayers, you have until the April 15 return filing deadline (without extensions) of the following calendar year to make your regular traditional IRA contributions for a taxable year. Make sure you designate the year for which you are making the contribution.

Rollover and direct transfer contributions to traditional IRAs

Rollover contributions may be made to a traditional IRA from these “eligible retirement plans”:

•	qualified plans;

•	governmental employer 457(b) plans;

•	403(b) plans; and

•	other traditional IRAs.

Direct transfer contributions may only be made directly from one traditional IRA to another.

Any amount contributed to a traditional IRA after lifetime required minimum distributions must start must be net of your required minimum distribution for the year in which the rollover or direct transfer contribution is made.

Rollovers from “eligible retirement plans” other than traditional IRAs

Your plan administrator will tell you whether or not your distribution is eligible to be rolled over. Spousal beneficiaries and spousal alternate payees under qualified domestic relations orders may roll over funds on the same basis as the plan participant.

There are two ways to do rollovers:

•

Do it yourself: You actually receive a distribution that can be rolled over and you roll it over to a traditional IRA within 60 days after the date you receive the funds. The distribution from your eligible retirement plan will be net of 20% mandatory federal income tax withholding. If you want, you can replace the withheld funds yourself and roll over the full amount.

•

Direct rollover: You tell the trustee or custodian of the eligible retirement plan to send the distribution directly to your traditional IRA issuer. Direct rollovers are not subject to mandatory federal income tax withholding.

All distributions from a qualified plan, 403(b) plan or governmental employer 457(b) plan are eligible rollover distributions, unless the distributions are:

•	“required minimum distributions” after age 72 (or age 70 1/2 if applicable) or retirement from service with the employer; or

•	substantially equal periodic payments made at least annually for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary; or
•	substantially equal periodic payments made for a specified period of 10 years or more; or

•	hardship withdrawals; or

•	corrective distributions that fit specified technical tax rules; or

•	loans that are treated as distributions; or

•	certain death benefit payments to a beneficiary who is not your surviving spouse; or

•	qualified domestic relations order distributions to a beneficiary who is not your current spouse or former spouse.

Under legislation enacted at the end of 2019, distributions from an eligible retirement plan made in connection with the birth or adoption of a child as specified in the Code can be made free of income tax withholding and penalty-free. Repayments of these distributions to an eligible retirement plan are treated as deemed rollover contributions. IRS guidance will be required to implement this provision.

You should discuss with your tax adviser whether you should consider rolling over funds from one type of tax qualified retirement plan to another because the funds will generally be subject to the rules of the recipient plan. For example, funds in a governmental employer 457(b) plan are not subject to the additional 10% federal income tax penalty for premature distributions, but they may become subject to this penalty if you roll the funds to a different type of eligible retirement plan such as a traditional IRA, and subsequently take a premature distribution.

Rollovers from an eligible retirement plan to a traditional IRA are not subject to the “one-per-year limit” noted later in this section.

Rollovers of after-tax contributions from eligible retirement plans other than traditional IRAs

Any non-Roth after-tax contributions you have made to a qualified plan or 403(b) plan (but not a governmental employer 457(b) plan) may be rolled over to a traditional IRA (either in a direct rollover or a rollover you do yourself). When the recipient plan is a traditional IRA, you are responsible for recordkeeping and calculating the taxable amount of any distributions you take from that traditional IRA. See “Taxation of Payments” later in this section under “Withdrawals, payments and transfers of funds out of traditional IRAs.” After-tax contributions in a traditional IRA cannot be rolled over from your traditional IRA into, or back into, a qualified plan, 403(b) plan or governmental employer 457(b) plan.

Rollovers from traditional IRAs to traditional IRAs

You may roll over amounts from one traditional IRA to one or more of your other traditional IRAs if you complete the transaction within 60 days after you receive the funds. You may make such a rollover only once in every 12-month period for the same funds. We call this the “one-per-year limit.” It is the IRA owner’s responsibility to determine if this rule is met. Trustee-to-trustee or custodian-to-custodian direct transfers

86

are not rollover transactions. You can make these more frequently than once in every 12-month period.

Spousal rollovers and divorce-related direct transfers

The surviving spouse beneficiary of a deceased individual can roll over funds from, or directly transfer funds from, the deceased spouse’s traditional IRA to one or more other traditional IRAs. Also, in some cases, traditional IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court-ordered divorce or separation decree.

Excess contributions to traditional IRAs

Excess contributions to IRAs are subject to a 6% excise tax for the year in which made and for each year after until withdrawn. Examples of excess contributions are regular contributions of more than the maximum regular contribution amount for the applicable taxable year, and a rollover contribution which is not eligible to be rolled over, for example to the extent an amount distributed is a lifetime required minimum distribution after age 72 (or after age 70 1/2, if applicable). You can avoid or limit the excise tax by withdrawing an excess contribution. See IRS Publications 590-A and 590-B for further details.

Recharacterizations

Amounts that have been contributed as traditional IRA funds may subsequently be treated as Roth IRA funds. Special federal income tax rules allow you to change your mind again and have amounts that are subsequently treated as Roth IRA funds, once again treated as traditional IRA funds. You do this by using the forms we prescribe. This is referred to as having “recharacterized” your contribution.

Withdrawals, payments and transfers of funds out of traditional IRAs

No federal income tax law restrictions on withdrawals.  You can withdraw any or all of your funds from a traditional IRA at any time. You do not need to wait for a special event like retirement.

Taxation of payments.  Amounts distributed from traditional IRAs are not subject to federal income tax until you or your beneficiary receive them. Taxable payments or distributions include withdrawals from your contract, surrender of your contract and annuity payments from your contract. Death benefits are also taxable.

We report all payments from traditional IRA contracts on IRS Form 1099-R. You are responsible for reporting these amounts correctly on your individual income tax return and keeping supporting records. Except as discussed below, the total amount of any distribution from a traditional IRA must be included in your gross income as ordinary income.

If you have ever made nondeductible (after-tax) IRA contributions to any traditional IRA (it does not have to be to this particular traditional IRA contract), those contributions are recovered tax free when you get distributions from any traditional IRA. It is your responsibility to keep permanent tax records of all of your nondeductible contributions to traditional IRAs so that you can correctly report the taxable amount of any distribution on your own tax return. At the end of any year in which you have received a distribution from any traditional IRA, you calculate the ratio of your total nondeductible traditional IRA contributions (less any amounts previously withdrawn tax free) to the total account balances of all traditional IRAs you own at the end of the year plus all traditional IRA distributions made during the year. Multiply this by all distributions from the traditional IRA during the year to determine the nontaxable portion of each distribution.

A distribution from a traditional IRA is not taxable if:

•	the amount received is a withdrawal of certain excess contributions, as described in IRS Publications 590-A and 590-B; or

•

the entire amount received is rolled over to another traditional IRA or other eligible retirement plan which agrees to accept the funds. (See “Rollovers from eligible retirement plans other than traditional IRAs” under “Rollover and direct transfer contributions to traditional IRAs” earlier in this section for more information.)

The following are eligible to receive rollovers of distributions from a traditional IRA: a qualified plan, a 403(b) plan or a governmental employer 457(b) plan. After-tax contributions in a traditional IRA cannot be rolled from your traditional IRA into, or back into, a qualified plan, 403(b) plan or governmental employer 457(b) plan. Before you decide to roll over a distribution from a traditional IRA to another eligible retirement plan, you should check with the administrator of that plan about whether the plan accepts rollovers and, if so, the types it accepts. You should also check with the administrator of the receiving plan about any documents required to be completed before it will accept a rollover.

Distributions from a traditional IRA are not eligible for favorable ten-year averaging and long-term capital gain treatment available under limited circumstances for certain distributions from qualified plans. If you might be eligible for such tax treatment from your qualified plan, you may be able to preserve such tax treatment even though an eligible rollover from a qualified plan is temporarily rolled into a “conduit IRA” before being rolled back into a qualified plan. See your tax adviser.

IRA distributions directly transferred to charity.  Specified distributions from IRAs directly transferred to charitable organizations may be tax-free to IRA owners age 70 1/2 or older. We no longer permit you to direct the Company to make a distribution directly to a charitable organization you request, in accordance with an interpretation of recent non-tax regulatory changes.

Required minimum distributions

Legislation enacted at the end of 2019, which is generally effective January 1, 2020, significantly amends the required minimum distribution rules. Because these rules are statutory and regulatory, in many cases IRS guidance will be required to implement these changes.

87

Background on Regulations — Required Minimum Distributions.  Distributions must be made from traditional IRAs according to rules contained in the Code and Treasury Regulations. Certain provisions of the Treasury Regulations require that the actuarial present value of additional annuity contract benefits must be added to the dollar amount credited for purposes of calculating certain types of required minimum distributions from individual retirement annuity contracts. For this purpose additional annuity contract benefits may include, but are not limited to, guaranteed benefits. This could increase the amount required to be distributed from the contracts if you take annual withdrawals instead of annuitizing. Please consult your tax adviser concerning applicability of these complex rules to your situation.

Lifetime required minimum distributions — When you have to take the first lifetime required minimum distribution. When you have to start lifetime required minimum distributions from your traditional IRAs depends on your birthdate. Under legislation enacted at the end of 2019, lifetime required minimum distributions from your traditional IRAs must start for the year in which you attain age 72 (if you were born July 1, 1949 or later). For individuals born June 30, 1949 or earlier, lifetime required minimum distributions from your traditional IRAs must start for the year in which you attain age 70 1/2. That is, individuals who had already attained age 70 1/2 by December 31, 2019 had no change from prior law in the start or continuation of their lifetime required minimum distributions.

The first required minimum distribution is for the calendar year in which you turn age 72 (or age 70 1/2 if applicable). You have the choice to take this first required minimum distribution during the calendar year you actually reach age 72 (or age 70 1/2 if applicable), or to delay taking it until the first three-month period in the next calendar year (January 1st — April 1st). Distributions must start no later than your “Required Beginning Date”, which is April 1st of the calendar year after the calendar year in which you turn age 72 (or age 70 1/2 if applicable). If you choose to delay taking the first annual minimum distribution, then you will have to take two minimum distributions in that year — the delayed one for the first year and the one actually for that year. Once minimum distributions begin, they must be made at some time each year.

How you can calculate required minimum distributions.  There are two approaches to taking required minimum distributions —”account-based” or “annuity-based.”

Account-based method.  If you choose an account-based method, you divide the value of your traditional IRA as of December 31st of the past calendar year by a number corresponding to your age from an IRS table. This gives you the required minimum distribution amount for that particular IRA for that year. If your spouse is your sole beneficiary and more than 10 years younger than you, the dividing number you use may be from another IRS table and may produce a smaller lifetime required minimum distribution amount. Regardless of the table used, the required minimum distribution amount will vary each year as the account value, the actuarial present value of additional annuity contract benefits, if applicable, and the divisor change. If you initially choose an account-based method, you may later apply your traditional IRA funds to a life annuity-based payout with any certain period not exceeding remaining life expectancy, determined in accordance with IRS tables.

Annuity-based method.  If you choose an annuity-based method, you do not have to do annual calculations. You apply the account value to an annuity payout for your life or the joint lives of you and a designated beneficiary or for a period certain not extending beyond applicable life expectancies, determined in accordance with IRS tables.

Do you have to pick the same method to calculate your required minimum distributions for all of your traditional IRAs and other retirement plans?  No. If you want, you can choose a different method for each of your traditional IRAs and other retirement plans. For example, you can choose an annuity payout from one IRA, a different annuity payout from a qualified plan and an account-based annual withdrawal from another IRA.

Will we pay you the annual amount every year from your traditional IRA based on the method you choose?  We will only pay you automatically if you affirmatively select an annuity payout option or an account-based withdrawal option such as our “automatic required minimum distribution (RMD) service.” Even if you do not enroll in our service, we will calculate the amount of the required minimum distribution withdrawal for you, if you so request in writing. However, in that case you will be responsible for asking us to pay the required minimum distribution withdrawal to you.

Also, if you are taking account-based withdrawals from all of your traditional IRAs, the IRS will let you calculate the required minimum distribution for each traditional IRA that you maintain, using the method that you picked for that particular IRA. You can add these required minimum distribution amount calculations together. As long as the total amount you take out every year satisfies your overall traditional IRA required minimum distribution amount, you may choose to take your annual required minimum distribution from any one or more traditional IRAs that you own.

What if you take more than you need to for any year?  The required minimum distribution amount for your traditional IRAs is calculated on a year-by-year basis. There are no carry-back or carry-forward provisions. Also, you cannot apply required minimum distribution amounts you take from your qualified plans to the amounts you have to take from your traditional IRAs and vice versa.

What if you take less than you need to for any year?  Your IRA could be disqualified, and you could have to pay tax on the entire value. Even if your IRA is not disqualified, you could have to pay a 50% penalty tax on the shortfall (required amount for traditional IRAs less amount actually taken). It is your responsibility to meet the required minimum distribution rules. We will remind you when our records show that you are within the age group which must take lifetime required minimum distributions. If you do not select a method with us, we will assume you are taking your required minimum distribution from another traditional IRA that you own.

88

What are the required minimum distribution payments after you die?  These vary, depending on the status of your beneficiary (individual or entity) and when you die. Legislation enacted at the end of 2019 significantly amends the post-death required minimum distribution rules for distributions made beginning January 1, 2020, and in some cases may affect payouts for pre-December 31, 2019 deaths. IRS guidance will be needed to implement these changes.

Individual beneficiary.  Unless the individual beneficiary has a special status as an “eligible designated beneficiary” or “EDB” described below, distributions of the remaining amount in the defined contribution plan or IRA contract following your death must be distributed within 10 years. IRS guidance will be needed regarding the mechanics of implementation of this “10-year” rule.

Individual beneficiary who has “eligible designated beneficiary” or “EDB” status.  An individual beneficiary who is an “eligible designated beneficiary” or “EDB” can take annual post-death required minimum distribution payments over the life of the EDB or over a period not extending beyond the life expectancy of the EDB, as long as the distributions start no later than one year after your death (to be prescribed in Treasury Regulations).

The following individuals are EDBs:

•	your surviving spouse (see spousal beneficiary, below);

•	your minor children (only while they are minors);

•	a disabled individual (Code definition applies);

•	a chronically ill individual (Code definition applies); and

•	any individual who is not more than 10 years younger than you.

In certain cases, a trust for a disabled individual or a chronically ill individual may be treated as an individual and not an entity beneficiary.

When minor children reach the age of majority, they stop EDB status and the remainder of the portion of their interest not yet distributed must be distributed within 10 years. IRS guidance will be needed to implement the mechanics of this EDB status shift provision. It appears to discourage life contingent annuity payouts to minor children.

Spousal beneficiary.  If your death beneficiary is your surviving spouse, your spouse has a number of choices. As noted above, post-death distributions may be made over your spouse’s life or period of life expectancy. Your spouse may delay starting payments over his/her life or life expectancy period until the year in which you would have attained age 72. In some circumstances, for traditional IRA contracts only, your surviving spouse may elect to become the owner of the traditional IRA and halt distributions until he or she reaches age 72, or roll over amounts from your traditional IRA into his/her own traditional IRA or other eligible retirement plan.

Non-individual beneficiary.  Pre-January 1, 2020 rules continue to apply. If you die before your Required Beginning Date for lifetime required minimum distributions, and your death beneficiary is a non-individual such as your estate, the “5-year rule” applies. Under this rule, the entire interest must be distributed by the end of the calendar year which contains the fifth anniversary of the owner’s death. No distribution is required for a year before that fifth year. Please note that we need an individual annuitant to keep an annuity contract in force. If the beneficiary is not an individual, we must distribute amounts remaining in the annuity contract after the death of the annuitant.

If you die after your Required Beginning Date for lifetime required minimum distributions, and your death beneficiary is a non-individual such as your estate, the rules permit the beneficiary to calculate the post-death required minimum distribution amounts based on the owner’s life expectancy in the year of death. However, note that we need an individual annuitant to keep an annuity contract in force. If the beneficiary is not an individual, we must distribute amounts remaining in the annuity contract after the death of the annuitant.

Please note that under the legislation enacted in 2019, for owner deaths on or after January 1, 2020, it appears that trusts which would have qualified under pre-January 2020 rules as “see-through trusts” will now be treated as entity beneficiaries.

Additional Changes to post-death distributions after the 2019 legislation.  The legislation enacted at the end of 2019 applies to deaths after December 31, 2019, so that the post-death required minimum distribution rules in effect before January 1, 2020 continue to apply initially. As long as payments start no later than December 31 following the calendar year of the owner’s death, individuals who are non-spouse beneficiaries may continue to stretch post-death payments over their life. It is also permissible to stretch post-death payments over a period not longer than their life expectancy based on IRS tables as of the calendar year after the owner’s death on a term certain method. In certain cases, a “see-through” trust which is the death beneficiary will be treated as an individual for measuring the distribution period.

However, the legislation enacted at the end of 2019 views the death of the original individual beneficiary as an event that triggers the “10-year” distribution period. Prior to 2019, for example, if an individual beneficiary who had a 20-year life expectancy period in the year after the owner’s death died in the 7th year of post-death payments, the beneficiary named by the original beneficiary could continue the payments over the remaining 13 years of the original beneficiary’s life expectancy period. Even if the owner in this example died before December 31, 2019 the legislation caps the length of any post-death payment period after the death of the original beneficiary at 10 years. As noted above, a rule similar to this applies when an EDB dies, or a minor child reaches majority-the remaining interest must be distributed within 10 years. IRS guidance will be needed to implement the mechanics of these beneficiary status shift provisions.

89

Spousal continuation

If the contract is continued under Spousal continuation, the required minimum distribution rules are applied as if your surviving spouse is the contract owner.

Payments to a beneficiary after your death

IRA death benefits are taxed the same as IRA distributions.

Borrowing and loans are prohibited transactions

You cannot get loans from a traditional IRA. You cannot use a traditional IRA as collateral for a loan or other obligation. If you borrow against your IRA or use it as collateral, its tax-favored status will be lost as of the first day of the tax year in which this prohibited event occurs. If this happens, you must include the value of the traditional IRA in your federal gross income. Also, the early distribution penalty tax of 10% may apply if you have not reached age 59 1/2 before the first day of that tax year.

Early distribution penalty tax

A penalty tax of 10% of the taxable portion of a distribution applies to distributions from a traditional IRA made before you reach age 59 1/2. Some of the available exceptions to the pre-age 59 1/2 penalty tax include distributions:

•	made on or after your death; or

•	made because you are disabled (special federal income tax definition); or

•	used to pay certain extraordinary medical expenses (special federal income tax definition); or

•	used to pay medical insurance premiums for unemployed individuals (special federal income tax definition); or

•	used to pay certain first-time home buyer expenses (special federal income tax definition; $10,000 lifetime total limit for these distributions from all your traditional and Roth IRAs); or

•	used to pay certain higher education expenses (special federal income tax definition); or

•	under legislation enacted at the end of 2019, distributions made in connection with the birth or adoption of a child as specified in the Code; or

•

in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy) or over the joint lives of you and your beneficiary (or your joint life expectancies) using an IRS-approved distribution method.

Please note that it is your responsibility to claim the penalty exception on your own income tax return and to document eligibility for the exception to the IRS.

To meet the substantially equal periodic payments exception, you could elect the substantially equal withdrawals option. See ”Substantially equal withdrawals” under “Accessing your money” earlier in this Prospectus for more information. We will calculate the substantially equal annual payments using your choice of IRS-approved methods we offer. Although substantially equal withdrawals are not subject to the 10% penalty tax, they are taxable as discussed in “Withdrawals, payments and transfers of funds out of traditional IRAs” earlier in this section. Once substantially equal withdrawals begin, the distributions should not be stopped or changed until after the later of your reaching age 59 1/2 or five years after the date of the first distribution, or the penalty tax, including an interest charge for the prior penalty avoidance, may apply to all prior distributions under either option. Also, it is possible that the IRS could view any additional withdrawal or payment you take from, or any additional contributions or transfers you make to, your contract as changing your pattern of substantially equal withdrawals for purposes of determining whether the penalty applies.

Roth individual retirement annuities (Roth IRAs)

This section of the Prospectus covers some of the special tax rules that apply to Roth IRAs. If the rules are the same as those that apply to the traditional IRA, we will refer you to the same topic under “traditional IRAs.”

The Accumulator® Series Roth IRA contract is designed to qualify as a Roth individual retirement annuity under Sections 408A(b) and 408(b) of the Internal Revenue Code.

Contributions to Roth IRAs

Individuals may make four different types of contributions to a Roth IRA:

•	regular after-tax contributions out of earnings; or

•	taxable rollover contributions from traditional IRAs or other eligible retirement plans (“conversion rollover” contributions); or

•	tax-free rollover contributions from other Roth individual retirement arrangements or designated Roth accounts under defined contribution plans; or

•	tax-free direct custodian-to-custodian transfers from other Roth IRAs (“direct transfers”).

Regular after-tax, direct transfer and rollover contributions may be made to a Roth IRA contract. See “Rollovers and direct transfer contributions to Roth IRAs” later in this section for more information. If you use the forms we require, we will also accept traditional IRA funds which are subsequently recharacterized as Roth IRA funds following special federal income tax rules.

The initial contribution to your contract must have been a direct transfer or rollover, because the minimum initial contribution required to purchase an Accumulator® EliteSM, Accumulator® PlusSM or Accumulator® SelectSM contract was greater than the maximum regular IRA contribution permitted for a taxable year. If permitted under your contract, subsequent contributions may also be regular contributions out of compensation.

90

Regular contributions to Roth IRAs

Limits on regular contributions.  The “maximum regular contribution amount” for any taxable year is the most that can be contributed to all of your IRAs (traditional and Roth) as regular contributions for the particular taxable year. The maximum regular contribution amount depends on age, earnings, and year, among other things. Generally, $6,000 is the maximum amount that you may contribute to all IRAs (traditional IRAs and Roth IRAs) for 2020, after adjustment for cost-of living changes. This limit does not apply to rollover contributions or direct custodian-to-custodian transfers into a Roth IRA. Any contributions to Roth IRAs reduce your ability to contribute to traditional IRAs and vice versa. When your earnings are below $6,000, your earned income or compensation for the year is the most you can contribute. If you are married and file a joint income tax return, you and your spouse may combine your compensation to determine the amount of regular contributions you are permitted to make to Roth IRAs and traditional IRAs. See the discussion under “Special rules for spouses” earlier in this section under traditional IRAs.

If you or your spouse are at least age 50 at any time during the taxable year for which you are making a regular contribution, you may be eligible to make additional catch-up contributions of up to $1,000.

The amount of permissible contributions to Roth IRAs for any year depends on the individual’s income limits and marital status. For example, if you are married and filing separately for any year your ability to make regular Roth IRA contributions is greatly limited. The amount of permissible contributions and income limits may be adjusted annually for cost of living. Please consult IRS Publication 590-A, “Contributions to Individual Retirement Arrangements (IRAs)” for the rules applicable to the current year.

When you can make contributions.  Same as traditional IRAs.

Deductibility of contributions.  Roth IRA contributions are not tax deductible.

Rollovers and direct transfer contributions to Roth IRAs

What is the difference between rollover and direct transfer transactions?

The difference between a rollover transaction and a direct transfer transaction is the following: in a rollover transaction you actually take possession of the funds rolled over or are considered to have received them under tax law in the case of a change from one type of plan to another. In a direct transfer transaction, you never take possession of the funds, but direct the first Roth IRA custodian, trustee or issuer to transfer the first Roth IRA funds directly to the recipient Roth IRA custodian, trustee or issuer. You can make direct transfer transactions only between identical plan types (for example, Roth IRA to Roth IRA). You can also make rollover transactions between identical plan types. However, you can only make rollovers between different plan types (for example, traditional IRA to Roth IRA).

You may make rollover contributions to a Roth IRA from these sources only:

•	another Roth IRA;

•	a traditional IRA, including a SEP-IRA or SIMPLE IRA (after a two-year rollover limitation period for SIMPLE IRA funds), in a taxable conversion rollover (“conversion rollover”);

•	a “designated Roth contribution account” under a 401(k) plan, 403(b) plan or a governmental employer Section 457(b) plan (direct or 60-day); or

•	from non-Roth accounts under another eligible retirement plan, as described below under “Conversion rollover contributions to Roth IRAs.”

You may make direct transfer contributions to a Roth IRA only from another Roth IRA.

You may make both Roth IRA to Roth IRA rollover transactions and Roth IRA to Roth IRA direct transfer transactions. This can be accomplished on a completely tax-free basis. However, you may make Roth IRA to Roth IRA rollover transactions only once in any 12-month period for the same funds. We call this the “one-per-year limit.” It is the Roth IRA owner’s responsibility to determine if this rule is met. Trustee-to-trustee or custodian-to-custodian direct transfers can be made more frequently than once a year. Also, if you send us the rollover contribution to apply it to a Roth IRA, you must do so within 60 days after you receive the proceeds from the original IRA to get rollover treatment.

The surviving spouse beneficiary of a deceased individual can roll over or directly transfer an inherited Roth IRA to one or more other Roth IRAs. In some cases, Roth IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court-ordered divorce or separation decree.

Conversion rollover contributions to Roth IRAs

In a conversion rollover transaction, you withdraw (or are considered to have withdrawn) all or a portion of funds from a traditional IRA you maintain and convert it to a Roth IRA within 60 days after you receive (or are considered to have received) the traditional IRA proceeds. Amounts can also be rolled over from non-Roth accounts under another eligible retirement plan, including a Code Section 401(a) qualified plan, a 403(b) plan, and a governmental employer Section 457(b) plan.

Unlike a rollover from a traditional IRA to another traditional IRA, a conversion rollover transaction from a traditional IRA or other eligible retirement plan to a Roth IRA is not tax-free. Instead, the distribution from the traditional IRA or other eligible retirement plan is generally fully taxable. If you are converting all or part of a traditional IRA, and you have ever made nondeductible regular contributions to any traditional IRA — whether or not it is the traditional IRA you are converting — a pro rata portion of the distribution is tax-free. Even if you are under age 59 1/2 the early distribution penalty

91

tax does not apply to conversion rollover contributions to a Roth IRA. Conversion rollover contributions to Roth IRAs are not subject to the “one-per-year limit” noted earlier in this section.

You cannot make conversion contributions to a Roth IRA to the extent that the funds in your traditional IRA or other eligible retirement plan are subject to the lifetime annual required minimum distribution rules.

The IRS and Treasury have issued Treasury Regulations addressing the valuation of annuity contracts funding traditional IRAs in the conversion to Roth IRAs. Although these Regulations are not clear, they could require an individual’s gross income on the conversion of a traditional IRA to a Roth IRA to be measured using various actuarial methods and not as if the annuity contract funding the traditional IRA had been surrendered at the time of conversion. This could increase the amount of income reported in certain circumstances.

Recharacterizations

You may be able to treat a contribution made to one type of IRA as having been made to a different type of IRA. This is called recharacterizing the contribution.

How to recharacterize.  To recharacterize a contribution, you generally must have the contribution transferred from the first IRA (the one to which it was made) to the second IRA in a deemed trustee-to-trustee transfer. If the transfer is made by the due date (including extensions) for your tax return for the year during which the contribution was made, you can elect to treat the contribution as having been originally made to the second IRA instead of to the first IRA. It will be treated as having been made to the second IRA on the same date that it was actually made to the first IRA. You must report the recharacterization and must treat the contribution as having been made to the second IRA, instead of the first IRA, on your tax return for the year during which the contribution was made.

The contribution will not be treated as having been made to the second IRA unless the transfer includes any net income allocable to the contribution. You can take into account any loss on the contribution while it was in the IRA when calculating the amount that must be transferred. If there was a loss, the net income you must transfer may be a negative amount.

No deduction is allowed for the contribution to the first IRA and any net income transferred with the recharacterized contribution is treated as earned in the second IRA. The contribution will not be treated as having been made to the second IRA to the extent any deduction was allowed with respect to the contribution to the first IRA.

Conversion rollover contributions to Roth IRAs cannot be recharacterized.

To recharacterize a contribution, you must use our forms.

Withdrawals, payments and transfers of funds out of Roth IRAs

No federal income tax law restrictions on withdrawals.  You can withdraw any or all of your funds from a Roth IRA at any time; you do not need to wait for a special event like retirement.

Distributions from Roth IRAs

Distributions include withdrawals from your contract, surrender of your contract and annuity payments from your contract. Death benefits are also distributions.

You must keep your own records of regular and conversion contributions to all Roth IRAs to assure appropriate taxation. You may have to file information on your contributions to and distributions from any Roth IRA on your tax return. You may have to retain all income tax returns and records pertaining to such contributions and distributions until your interests in all Roth IRAs are distributed.

Like traditional IRAs, taxable distributions from a Roth IRA are not entitled to special favorable ten-year averaging and long-term capital gain treatment available in limited cases to certain distributions from qualified plans.

The following distributions from Roth IRAs are free of income tax:

•	rollovers from a Roth IRA to another Roth IRA;

•	direct transfers from a Roth IRA to another Roth IRA;

•	qualified distributions from a Roth IRA; and

•	return of excess contributions or amounts recharacterized to a traditional IRA.

Qualified distributions from Roth IRAs.  Qualified distributions from Roth IRAs made because of one of the following four qualifying events or reasons are not includible in income:

•	you are age 59 1/2 or older; or

•	you die; or

•	you become disabled (special federal income tax definition); or

•

your distribution is a “qualified first-time homebuyer distribution” (special federal income tax definition; $10,000 lifetime total limit for these distributions from all of your traditional and Roth IRAs).

You also have to meet a five-year aging period. A qualified distribution is any distribution made after the five-taxable-year period beginning with the first taxable year for which you made any contribution to any Roth IRA (whether or not the one from which the distribution is being made).

Nonqualified distributions from Roth IRAs.  Nonqualified distributions from Roth IRAs are distributions that do not meet both the qualifying event and five-year aging period tests described above. If you receive such a distribution, part of it may be taxable. For purposes of determining the correct tax

92

treatment of distributions (other than the withdrawal of excess contributions and the earnings on them), there is a set order in which contributions (including conversion contributions) and earnings are considered to be distributed from your Roth IRA. The order of distributions is as follows:

(1)	Regular contributions.

(2)	Conversion contributions, on a first-in-first-out basis (generally, total conversions from the earliest year first). These conversion contributions are taken into account as follows:

(a)	Taxable portion (the amount required to be included in gross income because of conversion) first, and then the

(b)	Nontaxable portion.

(3)	Earnings on contributions.

Rollover contributions from other Roth IRAs are disregarded for this purpose.

To determine the taxable amount distributed, distributions and contributions are aggregated or grouped, then added together as follows:

(1)	All distributions made during the year from all Roth IRAs you maintain — with any custodian or issuer — are added together.

(2)

All regular contributions made during and for the year (contributions made after the close of the year, but before the due date of your return) are added together. This total is added to the total undistributed regular contributions made in prior years.

(3)	All conversion contributions made during the year are added together.

Any recharacterized contributions that end up in a Roth IRA are added to the appropriate contribution group for the year that the original contribution would have been taken into account if it had been made directly to the Roth IRA.

Any recharacterized contribution that ends up in an IRA other than a Roth IRA is disregarded for the purpose of grouping both contributions and distributions. Any amount withdrawn to correct an excess contribution (including the earnings withdrawn) is also disregarded for this purpose.

Required minimum distributions during life

Lifetime required minimum distributions do not apply.

Required minimum distributions at death

Same as traditional IRA under “What are the required minimum distribution payments after you die?”.

Payments to a beneficiary after your death

Distributions to a beneficiary generally receive the same tax treatment as if the distribution had been made to you.

Borrowing and loans are prohibited transactions

Same as traditional IRA.

Excess contributions to Roth IRAs

Generally the same as traditional IRA.

Excess rollover contributions to Roth IRAs are contributions not eligible to be rolled over.

You can withdraw or recharacterize any contribution to a Roth IRA before the due date (including extensions) for filing your federal income tax return for the tax year. If you do this, you must also withdraw or recharacterize any earnings attributable to the contribution.

Early distribution penalty tax

Same as traditional IRA.

Tax withholding and information reporting

Status for income tax purposes; FATCA.  In order for us to comply with income tax withholding and information reporting rules which may apply to annuity contracts and tax-qualified or tax-favored plan participation, we request documentation of “status” for tax purposes. “Status” for tax purposes generally means whether a person is a “U S. person” or a foreign person with respect to the United States; whether a person is an individual or an entity, and if an entity, the type of entity. Status for tax purposes is best documented on the appropriate IRS Form or substitute certification form (IRS Form W-9 for a U.S. person or the appropriate type of IRS Form W-8 for a foreign person). If we do not have appropriate certification or documentation of a person’s status for tax purposes on file, it could affect the rate at which we are required to withhold income tax, and penalties could apply. Information reporting rules could apply not only to specified transactions, but also to contract ownership. For example, under the Foreign Account Tax Compliance Act (“FATCA”), which applies to certain U.S.-source payments, and similar or related withholding and information reporting rules, we may be required to report contract values and other information for certain contractholders. For this reason we and our affiliates intend to require appropriate status documentation at purchase, change of ownership, and affected payment transactions, including death benefit payments. FATCA and its related guidance is extraordinarily complex and its effect varies considerably by type of payor, type of payee and type of recipient.

Tax Withholding.  We must withhold federal income tax from distributions from annuity contracts and specified tax-favored savings or retirement plans or arrangements. You may be able to elect out of this income tax withholding in some cases. Generally, we do not have to withhold if your distributions are not taxable. The rate of withholding will depend on the type of distribution and, in certain cases, the amount of your distribution. Any income tax withheld is a credit against your income tax liability. If you do not have sufficient income tax withheld or do not make sufficient estimated income tax payments, you may incur penalties under the estimated income tax rules.

You must file your request not to withhold in writing before the payment or distribution is made. Our processing office

93

will provide forms for this purpose. You cannot elect out of withholding unless you provide us with your correct Taxpayer Identification Number and a United States residence address. You cannot elect out of withholding if we are sending the payment out of the United States.

You should note the following special situations:

•	We might have to withhold and/or report on amounts we pay under a free look or cancellation.

•

We are required to withhold on the gross amount of a distribution from a Roth IRA to the extent it is reasonable for us to believe that a distribution is includible in your gross income. This may result in tax being withheld even though the Roth IRA distribution is ultimately not taxable.

Special withholding rules apply to United States citizens residing outside of the United States, foreign recipients, and certain U.S. entity recipients which are treated as foreign because they fail to document their U.S. status before payment is made. We do not discuss these rules here in detail. However, we may require additional documentation in the case of payments made to United States persons living abroad and non-United States persons (including U.S. entities treated as foreign) prior to processing any requested transaction.

Certain states have indicated that state income tax withholding will also apply to payments from the contracts made to residents. Generally, an election out of federal withholding will also be considered an election out of state withholding. In some states, you may elect out of state withholding, even if federal withholding applies. In some states, the income tax withholding is completely independent of federal income tax withholding. If you need more information concerning a particular state or any required forms, call our processing office at the toll-free number.

Federal income tax withholding on periodic annuity payments

Federal tax rules require payers to withhold differently on “periodic” and “nonperiodic” payments. Payers are to withhold from periodic annuity payments as if the payments were wages. For a periodic annuity payment, for example, the annuity contract owner’s withholding depends on what the owner specifies on a Form W-4P. If the owner fails to provide a correct Taxpayer Identification Number, withholding at the highest rate applies.

A contract owner’s withholding election remains effective unless and until the owner revokes it. The contract owner may revoke or change a withholding election at any time.

Federal income tax withholding on non-periodic annuity payments (withdrawals)

Non-periodic distributions include partial withdrawals, total surrenders and death benefits. Payers generally withhold federal income tax at a flat 10% rate from (i) the taxable amount in the case of nonqualified contracts, and (ii) the payment amount in the case of traditional IRAs and Roth IRAs, where it is reasonable to assume an amount is includible in gross income.

As described below, there is no election out of federal income tax withholding if the payment is an eligible rollover distribution from a qualified plan. If a non-periodic distribution from a qualified plan is not an eligible rollover distribution then election out is permitted. If there is no election out, the 10% withholding rate applies.

Special rules for contracts funding qualified plans

The plan administrator is responsible for making all required notifications on tax matters to plan participants and to the IRS. See Appendix II at the end of this Prospectus.

Mandatory withholding from qualified plan distributions

Unless the distribution is directly rolled over to another eligible retirement plan, eligible rollover distributions from qualified plans are subject to mandatory 20% withholding. The plan administrator is responsible for withholding from qualified plan distributions and communicating to the recipient whether the distribution is an eligible rollover distribution.

Impact of taxes to the Company

The contracts provide that we may charge Separate Account No. 49 for taxes. We do not now, but may in the future set up reserves for such taxes.

We are entitled to certain tax benefits related to the investment of company assets, including assets of the separate account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you, since we are the owner of the assets from which tax benefits may be derived.

94

8. More information

About Separate Account No. 49

Each variable investment option is a subaccount of Separate Account No. 49. We established Separate Account No. 49 in 1996 under special provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable annuity contracts. We are the legal owner of all of the assets in Separate Account No. 49 and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our contracts. For example, we may withdraw amounts from Separate Account No. 49 that represent our investments in Separate Account No. 49 or that represent fees and charges under the contracts that we have earned. Also, we may, at our sole discretion, invest Separate Account No. 49 assets in any investment permitted by applicable law. The results of the Separate Account’s operations are accounted for without regard to the Company’s other operations. The amount of some of our obligations under the contracts is based on the assets in Separate Account No. 49. However, the obligations themselves are obligations of the Company.

Separate Account No. 49 is registered under the Investment Company Act of 1940 and is registered and classified under that act as a “unit investment trust.” The SEC, however, does not manage or supervise the Company or Separate Account No. 49. Although Separate Account No. 49 is registered, the SEC does not monitor the activity of Separate Account No. 49 on a daily basis. The Company is not required to register, and is not registered, as an investment company under the Investment Company Act of 1940.

Each subaccount (variable investment option) within Separate Account No. 49 invests in shares issued by the corresponding Portfolio of its Trust.

We reserve the right subject to compliance with laws that apply:

(1)	to add variable investment options to, or to remove variable investment options from, Separate Account No. 49, or to add other separate accounts;

(2)	to combine any two or more variable investment options;

(3)	to transfer the assets we determine to be the shares of the class of contracts to which the contracts belong from any variable investment option to another variable investment option;

(4)

to operate Separate Account No. 49 or any variable investment option as a management investment company under the Investment Company Act of 1940 (in which case, charges and expenses that otherwise would be assessed against an underlying mutual fund would be assessed against Separate Account No. 49 or a variable investment option directly);

(5)	to deregister Separate Account No. 49 under the Investment Company Act of 1940;
(6)	to restrict or eliminate any voting rights as to Separate Account No. 49;

(7)	to cause one or more variable investment options to invest some or all of their assets in one or more other or investment companies;

(8)	to limit or terminate contributions or transfers into any of the variable investment options; and

(9)	to limit the number of variable investment options you may select.

If the exercise of these rights results in a material change in the underlying investment of Separate Account No. 49, you will be notified of such exercise, as required by law.

About the Trusts

The Trusts are registered under the Investment Company Act of 1940. They are classified as “open-end management investment companies,” more commonly called mutual funds. Each Trust issues different shares relating to each Portfolio.

The Trusts do not impose sales charges or “loads” for buying and selling their shares. All dividends and other distributions on the Trusts’ shares are reinvested in full. The Board of Trustees of each Trust serves for the benefit of each Trust’s shareholders. The Board of Trustees may take many actions regarding the Portfolios (for example, the Board of Trustees can establish additional Portfolios or eliminate existing Portfolios; change Portfolio investment objectives; and change Portfolio investment policies and strategies). In accordance with applicable law, certain of these changes may be implemented without a shareholder vote and, in certain instances, without advanced notice. More detailed information about certain actions subject to notice and shareholder vote for each Trust, and other information about the Portfolios, including portfolio investment objectives, policies, restrictions, risks, expenses, its Rule 12b-1 plan and other aspects of its operations, appears in the prospectuses for each Trust, which generally accompany this prospectus, or in their respective SAIs, which are available upon request.

About the general account

This contract is offered to customers through various financial institutions, brokerage firms and their affiliate insurance agencies. No financial institution, brokerage firm or insurance agency has any liability with respect to a contract’s account value or any guaranteed benefits with which the contract was issued. The Company is solely responsible to the contract owner for the contract’s account value and such guaranteed benefits. The general obligations and any guaranteed benefits under the contract are supported by the Company’s general account and are subject to the Company’s claims paying ability. An owner should look to the financial strength of the Company for its claims-paying ability. Assets in the

95

general account are not segregated for the exclusive benefit of any particular contract or obligation. General account assets are also available to the insurer’s general creditors and the conduct of its routine business activities, such as the payment of salaries, rent and other ordinary business expenses. For more information about the Company’s financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the variable investment options. You may also speak with your financial representative. For Accumulator® PlusSM contracts, credits allocated to your account value are funded from our general account.

The general account is subject to regulation and supervision by the New York State Department of Financial Services and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Interests under the contracts in the general account have not been registered and are not required to be registered under the Securities Act of 1933 because of exemptions and exclusionary provisions that apply. The general account is not required to register as an investment company under the Investment Company Act of 1940 and it is not registered as an investment company under the Investment Company Act of 1940. The contract is a “covered security” under the federal securities laws.

We have been advised that the staff of the SEC has not reviewed the portions of this Prospectus that relate to the general account . The disclosure with regard to the general account, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

About other methods of payment

Wire transmittals and electronic applications

We accept initial and subsequent contributions sent by wire to our processing office by agreement with certain broker-dealers. Such transmittals must be accompanied by information we require to allocate your contribution. Wire orders not accompanied by complete information may be retained as described under “How you can make your contributions” under “Contract features and benefits” earlier in this Prospectus.

Even if we accept the wire order and essential information, a contract generally will not be issued until we receive and accept a properly completed application. In certain cases we may issue a contract based on information provided through certain broker-dealers with which we have established electronic facilities. In any such cases, you must sign our Acknowledgement of Receipt form.

Where we require a signed application, the above procedures do not apply and no financial transactions will be permitted until we receive the signed application and have issued the contract. Where we issue a contract based on information provided through electronic facilities, we require an Acknowledgement of Receipt form, and financial transactions are only permitted if you request them in writing, sign the request and have it signature guaranteed, until we receive the signed Acknowledgement of Receipt form. After your contract has been issued, additional contributions may be transmitted by wire.

In general, the transaction date for electronic transmissions is the date on which we receive at our regular processing office all required information and the funds due for your contribution. We may also establish same-day electronic processing facilities with a broker-dealer that has undertaken to pay contribution amounts on behalf of its customers. In such cases, the transaction date for properly processed orders is the business day on which the broker-dealer inputs all required information into its electronic processing system. You can contact us to find out more about such arrangements.

After your contract has been issued, additional contributions may be transmitted by wire.

Dates and prices at which contract events occur

We describe below the general rules for when, and at what prices, events under your contract will occur. Other portions of this Prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.

Business day

Our “business day” is generally any day the New York Stock Exchange (“NYSE”) is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the SEC. We may also close early due to such emergency conditions. Contributions will be applied and any other transaction requests will be processed when they are received along with all the required information unless another date applies as indicated below.

•	If your contribution, transfer or any other transaction request containing all the required information reaches us on any of the following, we will use the next business day:

—	on a non-business day;

—	after 4:00 p.m. Eastern Time on a business day; or

—	after an early close of regular trading on the NYSE on a business day.

•

If your transaction is set to occur on the same day of the month as the contract date and that date is the 29th, 30th or 31st of the month, then the transaction will occur on the 1st day of the next month.

•	When a charge is to be deducted on a contract date anniversary that is a non-business day, we will deduct the charge on the next business day.

•

If we have entered into an agreement with your broker-dealer for automated processing of contributions and/or transfers upon receipt of customer order, your contribution and/or transfer will be considered received at the time your broker-dealer receives your contribution and/or transfer and all information needed to process your application, along with any required documents.

96

Your broker-dealer will then transmit your order to us in accordance with our processing procedures. However, in such cases, your broker-dealer is considered a processing office for the purpose of receiving the contribution and/or transfer. Such arrangements may apply to initial contributions, subsequent contributions and/or transfers, and may be commenced or terminated at any time without prior notice. If required by law, the “closing time” for such orders will be earlier than 4:00 p.m., Eastern Time.

Contributions, credits and transfers

•	Contributions (and credits, for Accumulator® PlusSM contracts only) allocated to the variable investment options are invested at the unit value next determined after the receipt of the contribution.

•

Contributions (and credits, for Accumulator® PlusSM contracts only) allocated to the guaranteed interest option will receive the crediting rate in effect on that business day for the specified time period.

•

Initial contributions allocated to the account for special dollar cost averaging receive the interest rate in effect on that business day. At certain times, we may offer the opportunity to lock in the interest rate for an initial contribution to be received under Section 1035 exchanges and trustee to trustee transfers. Please note that the account for special dollar cost averaging is available to Accumulator® and Accumulator® EliteSM contract owners only. Your financial professional can provide information or you can call our processing office.

•	Transfers to or from variable investment options will be made at the unit value next determined after receipt of the transfer request.

•	Transfers to the guaranteed interest option will receive the crediting rate in effect on that business day for the specified time period.

•	For the interest sweep option, the first monthly transfer will occur on the last business day of the month following the month that we receive your election form at our processing office.

About your voting rights

As the owner of the shares of the Trusts, we have the right to vote on certain matters involving the Portfolios, such as:

•	the election of trustees; or

•	the formal approval of independent public accounting firms selected for each Trust; or

•	any other matters described in the prospectus for each Trust or requiring a shareholders’ vote under the Investment Company Act of 1940.

We will give contract owners the opportunity to instruct us how to vote the number of shares attributable to their contracts if a shareholder vote is taken. If we do not receive instructions in time from all contract owners, we will vote the shares of a Portfolio for which no instructions have been received in the same proportion as we vote shares of that Portfolio for which we have received instructions. We will also vote any shares that we are entitled to vote directly because of amounts we have in a Portfolio in the same proportions that contract owners vote. One effect of proportional voting is that a small number of contract owners may determine the outcome of a vote.

The Trusts sell their shares to the Company separate accounts in connection with the Company’s variable annuity and/or variable life insurance products, and to separate accounts of insurance companies, both affiliated and unaffiliated with the Company. EQ Premier VIP Trust and EQ Advisors Trust also sell their shares to the trustee of a qualified plan for the Company. We currently do not foresee any disadvantages to our contract owners arising out of these arrangements. However, the Board of Trustees or Directors of each Trust intends to monitor events to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a Board’s response insufficiently protects our contract owners, we will see to it that appropriate action is taken to do so.

Separate Account No. 49 voting rights

If actions relating to the Separate Account require contract owner approval, contract owners will be entitled to one vote for each unit they have in the variable investment options. Each contract owner who has elected a variable annuity payout option may cast the number of votes equal to the dollar amount of reserves we are holding for that annuity in a variable investment option divided by the annuity unit value for that option. We will cast votes attributable to any amounts we have in the variable investment options in the same proportion as votes cast by contract owners.

Changes in applicable law

The voting rights we describe in this Prospectus are created under applicable federal securities laws. To the extent that those laws or the regulations published under those laws eliminate the necessity to submit matters for approval by persons having voting rights in separate accounts of insurance companies, we reserve the right to proceed in accordance with those laws or regulations.

COVID-19

The outbreak of the novel coronavirus known as COVID-19 was declared a pandemic by the World Health Organization in March 2020. Equity and financial markets have experienced increased volatility and negative returns, and interest rates have declined due to the COVID-19 pandemic and other market factors. Such events can adversely impact us and our operations. Management believes the Company is taking appropriate actions to mitigate the negative impact to our business and operations. However, the full impact of COVID-19 is unknown and cannot be reasonably estimated or predicted at this time as these events are still developing.

Moreover, these market conditions have impacted the performance of the funds underlying the variable investment options. If these market conditions continue, and depending on your individual circumstances (e.g., your selected investment options and the timing of any contributions, transfers, or withdrawals), you may experience (perhaps significant)

97

negative returns under the contract. The duration of the COVID-19 pandemic, and the future impact that the pandemic may have on the financial markets and global economy, cannot be foreseen, however. You should consult with a financial professional about how the COVID-19 pandemic and the recent market conditions may impact your future investment decisions related to the contract, such as purchasing the contract or making contributions, transfers, or withdrawals, based on your individual circumstances.

Cybersecurity risks and catastrophic events

We rely heavily on interconnected computer systems and digital data to conduct our variable product business. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized use or abuse of confidential customer information. Systems failures and cyberattacks, as well as, any other catastrophic event, including natural and manmade disasters, public health emergencies, pandemic diseases, terrorist attacks, floods or severe storms affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us, our business operations and your account value. Systems failures and cyber-attacks may also interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate account values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. In addition, the occurrence of any pandemic disease (like COVID-19), natural disaster, terrorist attack or any other event that results in our workforce, and/or employees of service providers and/or third party administrators, being compromised and unable or unwilling to fully perform their responsibilities, could likewise result in interruptions in our service, including our ability to issue contracts and process contract transactions. Even if our workforce and employees of our service providers and/or third party administrators were able to work remotely, those remote work arrangements could result in our business operations being less efficient than under normal circumstances and lead to delays in our issuing contracts and processing of other contract-related transactions. Cybersecurity risks and catastrophic events may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. While there can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your contract due to cyber-attacks, information security breaches or other catastrophic events in the future, we take reasonable steps to mitigate these risks and secure our systems and business operations from such failures, attacks and events.

Statutory compliance

We have the right to change your contract without the consent of any other person in order to comply with any laws and regulations that apply, including but not limited to changes in the Internal Revenue Code, in Treasury Regulations or in published rulings of the Internal Revenue Service and in Department of Labor regulations.

Any change in your contract must be in writing and made by an authorized officer of the Company. We will provide notice of any contract change.

The benefits under your contract will not be less than the minimum benefits required by any state law that applies.

About legal proceedings

The Company and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a contract owner’s interest in Separate Account No. 49, nor would any of these proceedings be likely to have a material adverse effect upon the Separate Account, our ability to meet our obligations under the contracts, or the distribution of the contracts.

Financial statements

The financial statements of Separate Account No. 49, as well as the consolidated financial statements of the Company, are in the SAI. The financial statements of the Company have relevance to the contracts only to the extent that they bear upon the ability of the Company to meet its obligations under the contracts. The SAI is available free of charge. You may request one by writing to our processing office or calling 1-800-789-7771.

Transfers of ownership, collateral assignments, loans and borrowing

You can transfer ownership of an NQ contract at any time before annuity payments begin. We will continue to treat you as the owner until we receive written notification of any change at our processing office.

We may refuse to process a change of ownership of an NQ contract without appropriate documentation of status on IRS Form W-9 (or, if IRS Form W-9 cannot be provided because the entity is not a U.S. entity, on the appropriate type of Form W-8).

Following a change of ownership, the existing beneficiary designations will remain in effect until the new owner provides new designations.

If the Guaranteed minimum death benefit, Guaranteed minimum income benefit, the Earnings enhancement benefit, and/or the Guaranteed withdrawal benefit for life (collectively, the “Benefit”) is in effect, generally the Benefit will automatically terminate if you change ownership of the contract. The Benefit will not terminate if the ownership of the contract is transferred from a non-natural owner to an individual but the contract will continue to be based on the

98

annuitant’s life. The Benefit will also not terminate if you transfer your individually-owned contract to a trust held for your (or your and your immediate family’s) benefit; the Benefit will continue to be based on your life. If you were not the annuitant under the individually-owned contract, you will become the annuitant when ownership is changed. Please speak with your financial professional for further information.

See Appendix VI later in this Prospectus for any state variations with regard to terminating any benefits under your contract.

You cannot assign or transfer ownership of an IRA or QP contract except by surrender to us. If your individual retirement annuity contract is held in your custodial individual retirement account, you may only assign or transfer ownership of such an IRA contract to yourself. Loans are not available and you cannot assign IRA and QP contracts as security for a loan or other obligation.

For limited transfers of ownership after the owner’s death see “Beneficiary continuation option” in “Payment of death benefit” earlier in this Prospectus. You may direct the transfer of the values under your IRA or QP contract to another similar arrangement under Federal income tax rules. In the case of such a transfer that involves a surrender of your contract, we will impose a withdrawal charge, if one applies.

Loans are not available under your NQ contract.

In certain circumstances, you may collaterally assign all or a portion of the value of your NQ contract as security for a loan with a third party lender. The terms of the assignment are subject to our approval. The amount of the assignment may never exceed your account value on the day prior to the date we receive all necessary paperwork to effect the assignment. Only one assignment per contract is permitted, and any such assignment must be made prior to the first contract date anniversary. You must indicate that you have not purchased, and will not purchase, any other NQ deferred annuity contract issued by us or our affiliates in the same calendar year that you purchase the contract.

A collateral assignment does not terminate your benefits under the contract. However, all withdrawals, distributions and benefit payments, as well as the exercise of any benefits, are subject to the assignee’s prior approval and payment directions. We will follow such directions until the Company receives written notification satisfactory to us that the assignment has been terminated. If the owner or beneficiary fails to provide timely notification of the termination, it is possible that we could pay the assignee more than the amount of the assignment, or continue paying the assignee pursuant to existing directions after the collateral assignment has in fact been terminated. Our payment of any death benefit to the beneficiary will also be subject to the terms of the assignment until we receive written notification satisfactory to us that the assignment has been terminated.

In some cases, an assignment or change of ownership may have adverse tax consequences. See “Tax information” earlier in this Prospectus.

About Custodial IRAs

For certain custodial IRA accounts, after your contract has been issued, we may accept transfer instructions by telephone, mail, facsimile or electronically from a broker-dealer,

provided that we or your broker-dealer have your written authorization to do so on file. Accordingly, the Company will rely on the stated identity of the person placing instructions as authorized to do so on your behalf. The Company will not be liable for any claim, loss, liability or expenses that may arise out of such instructions. The Company will continue to rely on this authorization until it receives your written notification at its processing office that you have withdrawn this authorization. The Company may change or terminate telephone or electronic or overnight mail transfer procedures at any time without prior written notice and restrict facsimile, internet, telephone and other electronic transfer services because of disruptive transfer activity.

How divorce may affect your guaranteed benefits

Our optional benefits do not provide a cash value or any minimum account value. In the event that you and your spouse become divorced after you purchase a contract with a guaranteed benefit, we will not divide the benefit base as part of the divorce settlement or judgment. As a result of the divorce, we may be required to withdraw amounts from the account value to be paid to an ex-spouse. Any such withdrawal will be considered a withdrawal from the contract. This means that your guaranteed benefit will be reduced and a withdrawal charge may apply.

How divorce may affect your Joint Life GWBL

If you have elected the GWBL on a Joint Life basis and subsequently get divorced, we will divide the contract as near as is practicable in accordance with the divorce decree and replace the original contract with two Single Life contracts.

If the division of the contract occurs before any withdrawal has been made and after the Conversion effective date, the Applicable percentage under each new contract will be adjusted to a Single Life Applicable percentage for your Guaranteed annual withdrawal amount and will be based on each respective individual’s age at the time of first withdrawal and any subsequent Annual Ratchet.

If the division of the contract occurs after any withdrawal has been made and after the Conversion effective date and if the Conversion effective date is a contract date anniversary prior to your 85th birthday, the Joint Life Applicable percentage that was in effect at the time of the split will remain in effect for each contract.

If the division of the contract occurs after any withdrawal has been made at least thirty days after the Conversion effective date and if the Conversion effective date is the contract date anniversary following your 85th birthday, the Joint Life Applicable percentage that was in effect at the time of the split will remain in effect for each contract. The Joint Life Applicable percentage that was in effect may increase at the time an Annual Ratchet occurs based on each respective individual’s age under their respective new contract.

Distribution of the contracts

The contracts are distributed by both Equitable Advisors and Equitable Distributors. The Distributors serve as principal underwriters of Separate Account No. 49. The offering of the contracts is intended to be continuous.

99

Equitable Advisors is an affiliate of the Company, and Equitable Distributors is an indirect wholly owned subsidiary of the Company. The Distributors are under the common control of Equitable Holdings, Inc. Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. The Distributors are registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Both broker-dealers also act as distributors for our other life and annuity products.

The contracts are sold by financial professionals of Equitable Advisors and its affiliates. The contracts may also be sold by financial professionals of unaffiliated broker-dealers that have entered into selling agreements with Equitable Distributors (“Selling broker-dealers”).

The Company pays compensation to both Distributors based on contracts sold. The Company may also make additional payments to the Distributors, and the Distributors may, in turn, make additional payments to certain Selling broker-dealers. All payments will be in compliance with all applicable FINRA rules and other laws and regulations.

Although the Company takes into account all of its distribution and other costs in establishing the level of fees and charges under its contracts, none of the compensation paid to the Distributors or the Selling broker-dealers discussed in this section of the Prospectus are imposed as separate fees or charges under your contract. The Company, however, intends to recoup amounts it pays for distribution and other services through the fees and charges of the contract and payments it receives for providing administrative, distribution and other services to the Portfolios. For information about the fees and charges under the contract, see “Fee table” and “Charges and expenses” earlier in this Prospectus.

Equitable Advisors Compensation.   The Company pays compensation to Equitable Advisors based on contributions made on the contracts sold through Equitable Advisors (“contribution-based compensation”). The contribution-based compensation will generally not exceed 8.50% of total contributions. Equitable Advisors, in turn, may pay a portion of the contribution-based compensation received from the Company to the Equitable Advisors financial professional and/or the Selling broker-dealer making the sale. In some instances, a financial professional or a Selling broker-dealer may elect to receive reduced contribution-based compensation on a contract in combination with ongoing annual compensation of up to 1.20% of the account value of the contract sold (“asset-based compensation”). Total compensation paid to a financial professional or a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could, over time, exceed the total compensation that would otherwise be paid on the basis of contributions alone. The compensation paid by Equitable Advisors varies among financial professionals and among Selling broker-dealers. Equitable Advisors also pays a portion of the compensation it receives to its managerial personnel. When a contract is sold by a Selling broker-dealer, the Selling broker-dealer, not Equitable Advisors, determines the compensation paid to the Selling broker-dealer’s financial professional for the sale of the contract. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, as described immediately below.

Equitable Advisors also pays its financial professionals and managerial personnel other types of compensation including service fees, expense allowance payments and health and retirement benefits. Equitable Advisors also pays its financial professionals, managerial personnel and Selling broker-dealers sales bonuses (based on selling certain products during specified periods) and persistency bonuses. Equitable Advisors may offer sales incentive programs to financial professionals and Selling broker-dealers who meet specified production levels for the sales of both the Company’s contracts and contracts offered by other companies. These incentives provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid education seminars and merchandise.

Equitable Advisors may receive compensation, and, in turn, pay its financial professionals a portion of such fee, from third party investment advisors to whom its financial professionals refer customers for professional management of the assets within their contract.

Differential compensation.   In an effort to promote the sale of the Company’s products, Equitable Advisors may pay its financial professionals and managerial personnel a greater percentage of contribution-based compensation and/or asset-based compensation for the sale of our contract than it pays for the sale of a contract or other financial product issued by a company other than us. Equitable Advisors may pay different compensation on the sale of the same product, based on such factors as distribution, group or sponsored arrangements, or based on older or newer versions, or series, of the same contract. Equitable Advisors also pay different levels of compensation based on different contract types. This practice is known as providing “differential compensation.” Differential compensation may involve other forms of compensation to Equitable Advisors personnel. Certain components of the compensation paid to managerial personnel are based on whether the sales involve the Company’s contracts. Managers earn higher compensation (and credits toward awards and bonuses) if the financial professionals they manage sell a higher percentage of the Company’s contracts than products issued by other companies. Other forms of compensation provided to its financial professionals and/or managerial personnel include health and retirement benefits, expense reimbursements, marketing allowances and contribution-based payments, known as “overrides.” For tax reasons, Equitable Advisors financial professionals qualify for health and retirement benefits based solely on their sales of the Company’s contracts and products sponsored by affiliates.

The fact that Equitable Advisors financial professionals receive differential compensation and additional payments may provide an incentive for those financial professionals to recommend our contract over a contract or other financial product issued by a company not affiliated with the Company. However, under applicable rules of FINRA and other federal and state regulatory authorities, Equitable Advisors financial professionals may only recommend to you products that they reasonably believe are suitable for you and, for certain accounts depending on applicable rules, that are in your best interest, based on the facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of Equitable Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category

100

to another, and because of differences in compensation among products in the same category. For more information, contact your financial professional.

Equitable Distributors Compensation.  The Company pays contribution-based and asset-based compensation (together “compensation”) to Equitable Distributors. Contribution-based compensation is paid based on the Company’s contracts sold through Equitable Distributors’ Selling broker-dealers. Asset-based compensation is paid based on the aggregate account value of contracts sold through certain of Equitable Distributors’ Selling broker-dealers. This compensation will generally not exceed 7.50% of the total contributions made under the contracts. Equitable Distributors, in turn, pays the contribution-based compensation it receives on the sale of a contract to the Selling broker-dealer making the sale. In some instances, the Selling broker-dealer may elect to receive reduced contribution-based compensation on the sale of the contract in combination with annual asset-based compensation of up to 1.25% of the account value of the contract sold. If a Selling broker-dealer elects to receive reduced contribution-based compensation on a contract, the contribution-based compensation which the Company pays to Equitable Distributors will be reduced by the same amount, and the Company will pay Equitable Distributors asset-based compensation on the contract equal to the asset-based compensation which Equitable Distributors pays to the Selling broker-dealer. Total compensation paid to a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could over time exceed the total compensation that would otherwise be paid on the basis of contributions alone. The contribution-based and asset-based compensation paid by Equitable Distributors varies among Selling broker-dealers.

The Selling broker-dealer, not Equitable Distributors, determines the compensation paid to the Selling broker-dealer’s financial professional for the sale of the contract. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, such as differential compensation paid for various products.

The Company also pays Equitable Distributors compensation to cover its operating expenses and marketing services under the terms of the Company’s distribution agreements with Equitable Distributors.

Additional payments by Equitable Distributors to Selling broker-dealers.  Equitable Distributors may pay, out of their assets, certain Selling broker-dealers and other financial intermediaries additional compensation in recognition of services provided or expenses incurred. Equitable Distributors may also pay certain Selling broker-dealers or other financial intermediaries additional compensation for enhanced marketing opportunities and other services (commonly referred to as “marketing allowances”). Services for which such payments are made may include, but are not limited to, the preferred placement of the Company’s products on a company and/or product list; sales personnel training; product training; business reporting; technological support; due diligence and related costs; advertising, marketing and related services; conference; and/or other support services, including some that may benefit the contract owner. Payments may be based on ongoing sales, on the aggregate account value attributable to contracts sold through a Selling broker-dealer or such payments may be a fixed amount. For certain selling broker-dealers, Equitable Distributors increases the marketing allowance as certain sales thresholds are met. Equitable Distributors may also make fixed payments to Selling broker-dealers, for example in connection with the initiation of a new relationship or the introduction of a new product.

Additionally, as an incentive for the financial professionals of Selling broker-dealers to promote the sale of the Company’s products, Equitable Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as “compensation enhancements”). Equitable Distributors also has entered into agreements with certain selling broker-dealers in which the selling broker-dealer agrees to sell certain of our contracts exclusively.

These additional payments may serve as an incentive for Selling broker-dealers to promote the sale of the Company’s contracts over contracts and other products issued by other companies. Not all Selling broker-dealers receive additional payments, and the payments vary among Selling broker-dealers. The list below includes the names of Selling broker-dealers that we are aware (as of December 31, 2019) received additional payments. These additional payments ranged from $962.81 to $6,177,733.18. The Company and its affiliates may also have other business relationships with Selling broker-dealers, which may provide an incentive for the Selling broker-dealers to promote the sale of the Company’s contracts over contracts and other products issued by other companies. The list below includes any such Selling broker-dealer. For more information, ask your financial professional.

1st Global Capital Corp.

Allstate Financial Services, LLC

American Portfolios Financial Services

Ameriprise Financial Services

Avantax Investment Services, Inc.

BBVA Securities, Inc.

Cadaret, Grant & Co., Inc.

Cambridge Investment Research

Capital Investment Group

Centaurus Financial, Inc.

Cetera Financial Group

Citigroup Global Markets, Inc.

Citizens Investment Services

Commonwealth Financial Network

Community America Financial Solution

CUNA Brokerage Services

CUSO Financial Services, L.P.

DPL Financial Partners

Equity Services Inc.

Farmer’s Financial Solution

Galt Financial Group, Inc.

Geneos Wealth Management

Gradient Securities, LLC

H. Beck, Inc.

Independent Financial Group, LLC

Infinex Investments Inc.

101

Janney Montgomery Scott LLC

Kestra Investment Services, LLC

Key Investment Services LLC

Ladenburg Thalmann Advisor Network, LLC

Lincoln Financial Advisors Corp.

Lincoln Financial Securities Corp.

Lincoln Investment Planning

Lion Street Financial

LPL Financial Corporation

Lucia Securities, LLC

MML Investors Services, LLC

Morgan Stanley Smith Barney

Mutual of Omaha Investment Services, Inc.

Park Avenue Securities, LLC

PlanMember Securities Corp.

PNC Investments

Primerica Financial Services, Inc.

Prospera Financial Services

Pruco Securities, LLC

Raymond James

RBC Capital Markets Corporation

Robert W Baird & Company

Santander Securities Corp.

Sigma Financial Corporation

Stifel, Nicolaus & Company, Inc.

The Advisor Group (AIG)

The Huntington Investment Company

The Leaders Group, Inc.

TransAmerica Financial Advisors

U.S. Bank Center

UBS Financial Services Inc.

Valmark Securities, Inc.

Voya Financial Advisors, Inc.

Waddell & Reed, Inc.

Wells Fargo

102

Appendix I: Condensed financial information

The unit values and number of units outstanding shown below are for contracts offered under Separate Account No. 49 with the same daily asset charges of 1.30%.

Unit values and number of units outstanding at year end for each variable investment option, except for those options being offered for the first time after December 31, 2019.

	For the years ending December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
1290 VT Socially Responsible
Unit value	$26.97	$20.98	$22.23	$18.70	$17.23	$17.38	$15.50	$11.69	$10.14	$10.25
Number of units outstanding (000’s)	370	381	366	397	442	532	521	596	595	731
EQ/400 Managed Volatility
Unit value	$16.58	$13.44	$15.53	$13.65	$11.56	$12.09	$11.25	$15.01	$13.17	$14.49
Number of units outstanding (000’s)	1,738	1,929	2,148	2,392	2,545	2,587	2,940	2,105	2,147	2,136
EQ/2000 Managed Volatility
Unit value	$16.41	$13.36	$15.37	$13.68	$11.50	$12.27	$11.95	—	—	—
Number of units outstanding (000’s)	2,504	2,728	3,102	3,485	3,811	4,027	4,902	—	—	—
EQ/AB Small Cap Growth
Unit value	$36.52	$28.95	$31.85	$26.30	$23.67	$24.70	$24.16	$17.72	$15.53	$15.84
Number of units outstanding (000’s)	1,650	1,850	1,976	2,095	2,376	2,458	2,885	3,306	3,319	3,127
EQ/Balanced Strategy
Unit value	$17.54	$15.36	$16.25	$14.98	$14.32	$14.61	$14.18	$12.64	$11.80	$12.24
Number of units outstanding (000’s)	13,548	15,267	17,539	20,058	21,913	23,690	25,062	40,235	28,556	17,844
EQ/Common Stock Index
Unit value	$28.33	$22.04	$23.71	$19.94	$18.09	$18.34	$16.58	$12.68	$11.11	$11.20
Number of units outstanding (000’s)	2,933	3,265	3,604	3,907	4,327	4,508	5,166	5,761	6,092	6,298
EQ/Conservative Growth Strategy
Unit value	$16.02	$14.32	$14.99	$14.07	$13.58	$13.82	$13.49	$12.36	$11.69	$12.01
Number of units outstanding (000’s)	4,440	4,993	5,981	6,838	7,654	8,544	9,356	15,752	11,232	8,028
EQ/Conservative Strategy
Unit value	$12.99	$12.08	$12.41	$12.06	$11.88	$12.06	$11.91	$11.56	$11.21	$11.28
Number of units outstanding (000’s)	3,310	3,557	4,136	4,966	5,539	5,608	6,313	12,605	8,013	5,075
EQ/Core Bond Index
Unit value	$11.18	$10.66	$10.77	$10.76	$10.75	$10.85	$10.73	$11.05	$10.85	$10.49
Number of units outstanding (000’s)	13,420	14,340	15,361	16,060	16,903	17,759	19,216	11,514	10,017	10,201
EQ/Equity 500 Index
Unit value	$31.95	$24.77	$26.40	$22.10	$20.13	$20.23	$18.15	$13.98	$12.29	$12.27
Number of units outstanding (000’s)	7,746	8,352	9,043	9,452	9,467	9,607	9,644	9,443	9,406	9,058
EQ/Franklin Small Cap Value Managed Volatility
Unit value	$18.62	$15.03	$17.47	$15.84	$12.86	$13.94	$13.82	$10.25	$8.89	$9.96
Number of units outstanding (000’s)	1,602	1,720	1,948	2,133	2,324	2,549	3,170	3,707	3,890	3,834

I-1

Unit values and number of units outstanding at year end for each variable investment option, except for those options being offered for the first time after December 31, 2019.  (continued)

	For the years ending December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
EQ/Franklin Templeton Allocation Managed Volatility
Unit value	$14.17	$11.75	$13.04	$11.49	$10.63	$11.08	$10.64	$8.75	$7.73	$8.19
Number of units outstanding (000’s)	19,840	22,677	25,261	27,853	31,440	34,062	38,322	44,245	47,962	51,107
EQ/Global Equity Managed Volatility
Unit value	$37.90	$30.65	$35.36	$28.41	$27.55	$28.40	$28.30	$11.28	$9.50	$10.53
Number of units outstanding (000’s)	3,560	3,948	4,373	4,842	5,354	5,872	6,808	5,026	5,123	4,348
EQ/Growth Strategy
Unit value	$21.38	$18.02	$19.44	$17.32	$16.23	$16.61	$15.93	$13.43	$12.23	$12.97
Number of units outstanding (000’s)	15,463	17,404	20,217	22,908	24,871	26,055	27,093	40,324	30,523	22,971
EQ/Intermediate Government Bond
Unit value	$11.03	$10.72	$10.78	$10.88	$10.97	$11.07	$11.05	$11.38	$11.42	$10.99
Number of units outstanding (000’s)	2,690	2,793	3,211	3,571	3,594	3,611	4,075	5,806	5,613	4,344
EQ/International Core Managed Volatility
Unit value	$18.12	$14.99	$17.85	$14.32	$14.48	$15.33	$16.57	$14.28	$12.44	$15.18
Number of units outstanding (000’s)	6,955	7,661	8,332	9,043	9,920	10,461	11,698	5,469	5,764	5,762
EQ/International Equity Index
Unit value	$16.52	$13.70	$16.37	$13.46	$13.34	$13.81	$15.03	$12.54	$10.93	$12.61
Number of units outstanding (000’s)	5,615	6,043	6,187	6,310	6,793	6,509	6,582	6,533	6,997	7,476
EQ/International Value Managed Volatility
Unit value	$17.75	$14.67	$17.80	$14.61	$14.70	$15.38	$16.78	$14.25	$12.29	$14.85
Number of units outstanding (000’s)	2,554	2,806	3,009	3,329	3,560	3,651	3,891	4,356	4,719	4,897
EQ/Janus Enterprise
Unit value	$32.28	$23.97	$24.73	$19.59	$20.74	$22.24	$22.69	$16.59	$15.46	$16.97
Number of units outstanding (000’s)	2,432	2,706	2,924	3,241	3,592	4,045	4,640	5,514	5,727	5,277
EQ/Large Cap Core Managed Volatility
Unit value	$28.67	$22.35	$24.20	$20.10	$18.54	$18.72	$16.99	$13.09	$11.53	$12.20
Number of units outstanding (000’s)	5,803	6,415	7,217	8,147	9,109	9,944	11,496	688	704	636
EQ/Large Cap Growth Index
Unit value	$39.64	$29.68	$30.77	$24.12	$22.98	$22.20	$20.04	$15.33	$13.54	$13.40
Number of units outstanding (000’s)	2,731	3,025	3,167	3,301	3,323	2,957	2,586	2,095	2,019	1,820
EQ/Large Cap Growth Managed Volatility
Unit value	$36.65	$27.77	$29.00	$22.74	$21.83	$21.26	$19.39	$14.51	$12.93	$13.60
Number of units outstanding (000’s)	10,663	11,994	13,590	15,197	17,268	19,370	22,792	4,339	4,628	1,994
EQ/Large Cap Value Index
Unit value	$13.05	$10.53	$11.71	$10.50	$9.13	$9.68	$8.71	$6.71	$5.83	$5.92
Number of units outstanding (000’s)	5,334	5,661	6,310	6,860	7,455	7,885	6,966	6,475	7,147	3,116
EQ/Large Cap Value Managed Volatility
Unit value	$21.96	$17.74	$19.95	$17.76	$15.60	$16.47	$14.87	$11.37	$9.94	$10.61
Number of units outstanding (000’s)	12,008	13,243	14,640	16,323	18,206	20,281	23,486	4,186	4,541	4,942

I-2

Unit values and number of units outstanding at year end for each variable investment option, except for those options being offered for the first time after December 31, 2019.  (continued)

	For the years ending December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
EQ/Mid Cap Index
Unit value	$29.19	$23.59	$27.07	$23.75	$20.06	$20.93	$19.45	$14.87	$12.87	$13.36
Number of units outstanding (000’s)	3,386	3,654	3,989	4,295	4,635	4,545	4,905	5,124	5,047	5,233
EQ/Mid Cap Value Managed Volatility
Unit value	$28.95	$23.17	$27.07	$24.42	$21.03	$22.08	$20.18	$15.36	$13.12	$14.68
Number of units outstanding (000’s)	4,219	4,616	5,138	5,680	6,390	7,044	8,025	6,944	7,540	8,296
EQ/Moderate Growth Strategy
Unit value	$19.75	$16.96	$18.12	$16.42	$15.54	$15.87	$15.31	$13.27	$12.24	$12.83
Number of units outstanding (000’s)	19,831	22,770	26,814	30,712	33,550	35,719	37,849	57,455	43,029	29,673
EQ/Money Market
Unit value	$9.53	$9.52	$9.52	$9.61	$9.73	$9.86	$9.99	$10.12	$10.26	$10.39
Number of units outstanding (000’s)	1,610	1,841	2,484	2,604	3,101	3,394	6,043	6,061	5,651	5,496
EQ/Quality Bond PLUS
Unit value	$11.32	$10.85	$10.99	$10.98	$10.99	$11.11	$10.94	$11.34	$11.20	$11.21
Number of units outstanding (000’s)	10,881	12,052	13,376	14,485	16,106	18,009	20,031	6,910	6,495	5,967
EQ/Small Company Index
Unit value	$29.92	$24.21	$27.66	$24.58	$20.66	$21.94	$21.20	$15.63	$13.70	$14.46
Number of units outstanding (000’s)	2,548	2,775	2,986	3,215	3,570	3,761	4,106	4,556	4,801	5,026
EQ/Templeton Global Equity Managed Volatility
Unit value	$14.27	$11.96	$13.80	$11.53	$11.09	$11.54	$11.57	$9.23	$7.84	$8.66
Number of units outstanding (000’s)	2,962	3,262	3,711	4,152	4,660	4,830	4,902	4,757	4,890	5,019
Multimanager Technology
Unit value	$46.18	$33.94	$33.62	$24.48	$22.77	$21.70	$19.36	$14.47	$12.92	$13.76
Number of units outstanding (000’s)	2,098	2,223	2,356	2,526	2,870	2,863	2,890	3,481	3,374	3,303

I-3

The unit values and number of units outstanding shown below are for contracts offered under Separate Account No. 49 with the same daily asset charges of 1.70%.

Unit values and number of units outstanding at year end for each variable investment option, except for those options being offered for the first time after December 31, 2019.

	For the years ending December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
1290 VT Socially Responsible
Unit value	$18.87	$14.74	$15.68	$13.25	$12.25	$12.41	$11.11	$8.41	$7.33	$7.44
Number of units outstanding (000’s)	172	174	171	181	210	176	169	127	122	129
EQ/400 Managed Volatility
Unit value	$16.14	$13.14	$15.24	$13.45	$11.43	$12.01	$11.23	$11.70	$10.31	$11.39
Number of units outstanding (000’s)	447	485	549	555	621	772	1,319	1,046	736	783
EQ/2000 Managed Volatility
Unit value	$15.97	$13.06	$15.08	$13.48	$11.37	$12.19	$11.92	—	—	—
Number of units outstanding (000’s)	532	588	687	774	887	887	1,025	—	—	—
EQ/AB Small Cap Growth
Unit value	$42.56	$33.87	$37.41	$31.02	$28.03	$29.37	$28.85	$21.24	$18.69	$19.14
Number of units outstanding (000’s)	294	337	357	401	473	497	423	427	418	455
EQ/Balanced Strategy
Unit value	$16.80	$14.78	$15.69	$14.53	$13.94	$14.28	$13.91	$12.45	$11.67	$12.16
Number of units outstanding (000’s)	197	211	221	237	253	319	371	592	419	256
EQ/Common Stock Index
Unit value	$471.38	$368.21	$397.68	$335.80	$305.83	$311.29	$282.60	$217.02	$191.00	$193.27
Number of units outstanding (000’s)	24	26	29	32	35	38	42	41	45	55
EQ/Conservative Growth Strategy
Unit value	$15.35	$13.77	$14.48	$13.64	$13.22	$13.51	$13.24	$12.18	$11.56	$11.93
Number of units outstanding (000’s)	120	126	140	154	199	210	235	483	408	286
EQ/Conservative Strategy
Unit value	$12.44	$11.62	$11.99	$11.69	$11.57	$11.79	$11.69	$11.39	$11.09	$11.20
Number of units outstanding (000’s)	116	121	151	171	201	251	275	405	359	357
EQ/Core Bond Index
Unit value	$13.58	$13.00	$13.20	$13.23	$13.27	$13.45	$13.36	$13.81	$13.62	$13.22
Number of units outstanding (000’s)	2,183	2,228	2,201	2,538	2,714	2,721	2,894	1,402	1,355	1,424
EQ/Equity 500 Index
Unit value	$63.58	$49.49	$52.97	$44.52	$40.71	$41.09	$37.00	$28.62	$25.27	$25.32
Number of units outstanding (000’s)	1,363	1,462	1,508	1,590	1,648	1,794	2,025	1,509	1,194	1,278
EQ/Franklin Small Cap Value Managed Volatility
Unit value	$17.64	$14.30	$16.69	$15.19	$12.38	$13.47	$13.42	$9.99	$8.70	$9.79
Number of units outstanding (000’s)	214	239	269	305	321	348	370	281	379	382
EQ/Franklin Templeton Allocation Managed Volatility
Unit value	$13.47	$11.21	$12.49	$11.05	$10.27	$10.74	$10.36	$8.55	$7.58	$8.07
Number of units outstanding (000’s)	2,134	2,643	2,751	2,893	3,436	3,709	3,972	3,946	4,136	4,481
EQ/Global Equity Managed Volatility
Unit value	$26.43	$21.46	$24.86	$20.06	$19.53	$20.22	$20.22	$11.00	$9.30	$10.35
Number of units outstanding (000’s)	626	703	853	935	1,105	1,216	1,438	1214	1,215	1,073

I-4

Unit values and number of units outstanding at year end for each variable investment option, except for those options being offered for the first time after December 31, 2019.  (continued)

	For the years ending December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
EQ/Growth Strategy
Unit value	$20.48	$17.33	$18.77	$16.79	$15.80	$16.23	$15.64	$13.23	$12.10	$12.88
Number of units outstanding (000’s)	424	461	520	549	573	589	610	853	759	529
EQ/Intermediate Government Bond
Unit value	$18.25	$17.82	$17.98	$18.23	$18.46	$18.70	$18.74	$19.38	$19.52	$18.86
Number of units outstanding (000’s)	224	253	227	230	223	255	317	470	457	948
EQ/International Core Managed Volatility
Unit value	$14.27	$11.85	$14.17	$11.41	$11.58	$12.32	$13.37	$11.57	$10.12	$12.39
Number of units outstanding (000’s)	1,379	1,524	1,716	1,902	2,110	2,384	2,740	1,808	2,069	2,230
EQ/International Equity Index
Unit value	$15.35	$12.78	$15.33	$12.65	$12.60	$13.09	$14.31	$11.98	$10.48	$12.15
Number of units outstanding (000’s)	1,854	2,057	2,013	2,039	2,219	2,215	1,905	1,245	1,332	1,511
EQ/International Value Managed Volatility
Unit value	$20.66	$17.14	$20.88	$17.21	$17.38	$18.26	$20.01	$17.06	$14.77	$17.93
Number of units outstanding (000’s)	422	472	543	587	667	708	630	751	843	914
EQ/Janus Enterprise
Unit value	$30.42	$22.68	$23.49	$18.68	$19.87	$21.38	$21.91	$16.09	$15.05	$16.59
Number of units outstanding (000’s)	397	443	502	525	656	786	835	870	927	889
EQ/Large Cap Core Managed Volatility
Unit value	$20.43	$15.99	$17.39	$14.50	$13.43	$13.62	$12.41	$9.60	$8.49	$9.02
Number of units outstanding (000’s)	1,694	1,881	2,139	2,469	2,846	3,196	3,676	277	284	330
EQ/Large Cap Growth Index
Unit value	$20.79	$15.63	$16.27	$12.80	$12.25	$11.88	$10.77	$8.27	$7.33	$7.29
Number of units outstanding (000’s)	1,105	1,179	1,444	1,477	1,661	1,588	1,619	955	864	906
EQ/Large Cap Growth Managed Volatility
Unit value	$39.00	$29.67	$31.11	$24.49	$23.61	$23.09	$21.14	$15.89	$14.21	$15.00
Number of units outstanding (000’s)	1,628	1,851	2,112	2,387	2,804	3,163	4,038	924	1,072	204
EQ/Large Cap Value Index
Unit value	$12.32	$9.98	$11.14	$10.03	$8.76	$9.32	$8.42	$6.51	$5.68	$5.80
Number of units outstanding (000’s)	1,913	2,107	2,594	2,856	2,931	3,122	2,839	1,321	1,412	832
EQ/Large Cap Value Managed Volatility
Unit value	$23.78	$19.28	$21.78	$19.46	$17.16	$18.19	$16.49	$12.66	$11.12	$11.91
Number of units outstanding (000’s)	2,018	2,265	2,579	2,900	3,293	3,718	4,641	1,671	1,875	2,059
EQ/Mid Cap Index
Unit value	$23.23	$18.84	$21.71	$19.12	$16.22	$16.99	$15.86	$12.17	$10.57	$11.02
Number of units outstanding (000’s)	1,159	1,284	1,420	1,525	1,666	1,709	1,646	1,423	1,481	1,672
EQ/Mid Cap Value Managed Volatility
Unit value	$29.78	$23.93	$28.08	$25.43	$21.99	$23.19	$21.28	$16.26	$13.95	$15.67
Number of units outstanding (000’s)	890	990	1,151	1,295	1,481	1,535	1,593	1,445	1,617	1,830

I-5

Unit values and number of units outstanding at year end for each variable investment option, except for those options being offered for the first time after December 31, 2019.  (continued)

	For the years ending December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
EQ/Moderate Growth Strategy
Unit value	$18.92	$16.32	$17.50	$15.92	$15.13	$15.51	$15.03	$13.08	$12.11	$12.75
Number of units outstanding (000’s)	416	451	474	523	558	627	782	1,151	949	754
EQ/Money Market
Unit value	$23.72	$23.77	$23.88	$24.20	$24.61	$25.04	$25.47	$25.91	$26.36	$26.82
Number of units outstanding (000’s)	195	259	264	321	334	350	426	514	623	729
EQ/Quality Bond PLUS
Unit value	$15.64	$15.06	$15.31	$15.36	$15.44	$15.67	$15.49	$16.13	$15.98	$16.06
Number of units outstanding (000’s)	1,387	1,470	1,608	1,739	2,008	2,174	2,473	765	816	941
EQ/Small Company Index
Unit value	$31.73	$25.78	$29.58	$26.39	$22.27	$23.74	$23.04	$17.05	$15.01	$15.91
Number of units outstanding (000’s)	521	568	600	647	696	761	821	733	734	850
EQ/Templeton Global Equity Managed Volatility
Unit value	$13.52	$11.37	$13.18	$11.06	$10.68	$11.16	$11.23	$9.00	$7.67	$8.51
Number of units outstanding (000’s)	1,024	1,142	1,383	1,540	1,781	1,730	1,477	634	657	694
Multimanager Technology
Unit value	$36.71	$27.09	$26.94	$19.70	$18.39	$17.60	$15.77	$11.83	$10.61	$11.34
Number of units outstanding (000’s)	403	446	479	439	525	503	487	572	579	705

I-6

Appendix II: Purchase considerations for QP contracts(1)

This information is provided for historical purposes only. The contracts are no longer available to new purchasers.

Trustees who are considering the purchase of an Accumulator® Series QP contract should discuss with their tax and ERISA advisers whether this is an appropriate investment vehicle for the employer’s plan. There are significant issues in the purchase of an Accumulator® Series QP contract in a defined benefit plan. The QP contract and this Prospectus should be reviewed in full, and the following factors, among others, should be noted. Trustees should consider whether the plan provisions permit the investment of plan assets in the QP contract, the distribution of such an annuity, the purchase of the Guaranteed minimum income benefit and other guaranteed benefits, and the payment of death benefits in accordance with the requirements of the federal income tax rules. Assuming continued plan qualification and operation, earnings on qualified plan assets will accumulate value on a tax-deferred basis even if the plan is not funded by the Accumulator® Series QP contract or another annuity contract. Therefore, you should purchase an Accumulator® Series QP contract to fund a plan for the contract’s features and benefits and not for tax deferral, after considering the relative costs and benefits of annuity contracts and other types of arrangements and funding vehicles.

This QP contract accepts only transfer contributions from other investments within an existing qualified plan trust. We will not accept ongoing payroll contributions or contributions directly from the employer. For 401(k) plans, no employee after-tax contributions are accepted. A “designated Roth contribution account” is not available in the QP contract. Checks written on accounts held in the name of the employer instead of the plan or the trust will not be accepted. Only one additional transfer contribution may be made per contract year. The maximum aggregate contributions for any contract year is 100% of first-year contributions.

If amounts attributable to an excess or mistaken contribution must be withdrawn, either or both of the following may apply: (1) withdrawal charges; or (2) benefit base adjustments to an optional benefit. If in a defined benefit plan the plan’s actuary determines that an overfunding in the QP contract has occurred, then any transfers of plan assets out of the QP contract may also result in withdrawal charges or benefit base adjustments on the amount being transferred.

In order to purchase the QP contract for a defined benefit plan, the plan’s actuary will be required to determine a current dollar value of each plan participant’s accrued benefit so that individual contracts may be established for each plan participant. We do not permit defined contribution or defined benefit plans to pool plan assets attributable to the accrued benefits of multiple plan participants.

For defined benefit plans, the maximum percentage of actuarial value of the plan participant’s normal retirement benefit that can be funded by a QP contract is 80%. The account value under a QP contract may at any time be more or less than the lump sum actuarial equivalent of the accrued benefit for a defined benefit plan participant. The Company does not guarantee that the account value under a QP contract will at any time equal the actuarial value of 80% of a participant/employee’s accrued benefit.

All payments under the contract will be made to the plan trust owner. If the plan rolls over a contract into an IRA for the benefit of a former plan participant through a contract conversion, it is the plan’s responsibility to adjust the value of the contract to the actuarial equivalent of the participant’s benefit, prior to the contract conversion.

The Company’s only role is that of the issuer of the contract. The Company is not the plan administrator. The Company will not perform or provide any plan recordkeeping services with respect to the QP contracts. The plan’s administrator will be solely responsible for performing or providing for all such services. There is no loan feature offered under the QP contracts, so if the plan provides for loans and a participant takes a loan from the plan, other plan assets must be used as the source of the loan and any loan repayments must be credited to other investment vehicles and/or accounts available under the plan. The Company will never make payments under a QP contract to any person other than the plan trust owner.

Given that lifetime required minimum distributions must generally commence from the plan for annuitants after age 72 trustees should consider:

•	whether required minimum distributions under QP contracts would cause withdrawals in excess of 5% of the Guaranteed minimum income benefit Roll-up benefit base;

•

that provisions in the Treasury Regulations on required minimum distributions require that the actuarial present value of additional annuity contract benefits be added to the dollar amount credited for purposes of calculating required minimum distributions. This could increase the amounts required to be distributed; and

(1)	QP contracts are available for Accumulator®, Accumulator® PlusSM and Accumulator® EliteSM contracts owners only.

II-1

•	that if the Guaranteed minimum income benefit is automatically exercised as a result of the no lapse guarantee, payments will be made to the plan trust and may not be rollover eligible.

Finally, because the method of purchasing the QP contract, including the large initial contribution, and the features of the QP contract may appeal more to plan participants/employees who are older and tend to be highly paid, and because certain features of the QP contract are available only to plan participants/employees who meet certain minimum and/or maximum age requirements, plan trustees should discuss with their advisers whether the purchase of the QP contract would cause the plan to engage in prohibited discrimination in contributions, benefits or otherwise.

II-2

Appendix III: Enhanced death benefit example

The death benefit under the contract is equal to the account value or, if greater, the enhanced death benefit, if elected.

The following illustrates the enhanced death benefit calculation for Accumulator®, Accumulator® EliteSM and Accumulator® SelectSM contracts. The enhanced death benefit calculation for Accumulator® PlusSM contracts is illustrated on the next page. Assuming $100,000 is allocated to the variable investment options (with no allocation to the EQ/Money Market or the guaranteed interest option), no additional contributions, no transfers and no withdrawals, the enhanced death benefit for an owner age 45 would be calculated as follows:

End of Contract Year	Account Value	5% Roll-up to age 80 benefit base	Annual Ratchet to age 80 benefit base
1	$102,000	$105,000(4)	$102,000(1)
2	$112,200	$110,250(3)	$112,200(1)
3	$125,664	$115,763(3)	$125,664(1)
4	$100,531	$121,551(3)	$125,664(2)
5	$110,584	$127,628(4)	$125,664(2)
6	$123,854	$134,010(4)	$125,664(2)
7	$123,854	$140,710(4)	$125,664(2)

The account values for contract years 1 through 7 are based on hypothetical rates of return of 2.00%, 10.00%, 12.00%, (20.00)%, 10.00%, 12.00% and 0.00%. We are using these rates solely to illustrate how the benefit is determined. The return rates bear no relationship to past or future investment results.

Annual Ratchet to age 80

(1)	At the end of contract years 1 through 3, the Annual Ratchet to age 80 enhanced death benefit is equal to the current account value.

(2)

At the end of contract years 4 through 7, the death benefit is equal to the Annual Ratchet to age 80 enhanced death benefit at the end of the prior year since it is higher than the current account value.

Greater of 5% Roll-up to age 80 or Annual Ratchet to age 80 for “Greater of” GMDB I or “Greater of” GMDB II enhanced death benefit

The enhanced death benefit under this option for each year shown would be the greater of the amounts shown under 5% Roll-up to age 80 or the Annual Ratchet to age 80.

(3)	At the end of contract years 2 through 4, the enhanced death benefit will be based on the Annual Ratchet to age 80.

(4)	At the end of contract years 1 and 5 through 7, the enhanced death benefit will be based on 5% Roll-up to age 80.

III-1

The following illustrates the enhanced death benefit calculation for Accumulator® PlusSM contracts. Assuming $100,000 is allocated to the variable investment options (with no allocation to the EQ/Money Market or the guaranteed interest option), no additional contributions, no transfers and no withdrawals, the enhanced death benefit for an owner age 45 would be calculated as follows:

End of Contract Year	Account Value	5% Roll-up to age 80 benefit base	Annual Ratchet to age 80 benefit base
1	$106,080	$105,000(3)	$106,080(1)
2	$116,688	$110,250(3)	$116,688(1)
3	$130,691	$115,763(3)	$130,691(1)
4	$104,552	$121,551(3)	$130,691(2)
5	$115,008	$127,628(3)	$130,691(2)
6	$128,809	$134,010(4)	$130,691(2)
7	$128,809	$140,710(4)	$130,691(2)

The account values for contract years 1 through 7 are based on hypothetical rates of return of 2.00%, 10.00%, 12.00%, (20.00)%, 10.00%, 12.00% and 0.00%. We are using these rates solely to illustrate how the benefit is determined. The return rates bear no relationship to past or future investment results.

Annual Ratchet to age 80

(1)	At the end of contract years 1 through 3, the Annual Ratchet to age 80 enhanced death benefit is equal to the current account value.

(2)

At the end of contract years 4 through 7, the death benefit is equal to the Annual Ratchet to age 80 enhanced death benefit at the end of the prior year since it is higher than the current account value.

Greater of 5% Roll-up to age 80 or Annual Ratchet to age 80 for “Greater of” GMDB I or “Greater of” GMDB II enhanced death benefit

The enhanced death benefit under this option for each year shown would be the greater of the amounts shown under 5% Roll-up to age 80 or the Annual Ratchet to age 80.

(3)	At the end of contract years 1 through 5, the enhanced death benefit will be based on the Annual Ratchet to age 80.

(4)	At the end of contract years 6 and 7, the enhanced death benefit will be based on 5% Roll-up to age 80.

III-2

Appendix IV: Hypothetical illustrations

ILLUSTRATION OF ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED MINIMUM BENEFITS

The following tables illustrate the changes in account value, cash value and the values of the “Greater of” GMDB II enhanced death benefit, the Earnings enhancement benefit and the Guaranteed minimum income benefit, including the conversion to the Guaranteed withdrawal benefit for life at age 80, under certain hypothetical circumstances for Accumulator®, Accumulator® PlusSM, Accumulator® EliteSM and Accumulator® SelectSM contracts, respectively. The table illustrates the operation of a contract based on a male, issue age 60, who makes a single $100,000 contribution to variable investment options that roll-up at 5% only and takes no withdrawals. The amounts shown are for the beginning of each contract year and assume that all of the account value is invested in Portfolios that achieve investment returns at constant gross annual rates of 0% and 6% (i.e., before any investment management fees, 12b-1 fees or other expenses are deducted from the underlying portfolio assets). After the deduction of the arithmetic average of the investment management fees, 12b-1 fees and other expenses of all of the underlying portfolios (as described below), the corresponding net annual rates of return would be (2.28)% and 3.72% for Accumulator® contracts; (2.53)% and 3.47% for Accumulator® PlusSM contracts; (2.63)% and 3.37% for Accumulator® EliteSM contracts; and (2.68)% and 3.32% for Accumulator® SelectSM contracts at the 0% and 6% gross annual rates, respectively. These net annual rates of return reflect the trust and separate account level charges, but they do not reflect the charges we deduct from your account value annually for the enhanced death benefit, the Earnings enhancement benefit, the Guaranteed minimum income benefit and Guaranteed withdrawal benefit for life features, as well as the annual administrative charge. If the net annual rates of return did reflect these charges, the net annual rates of return shown would be lower; however, the values shown in the following tables reflect the following contract charges: the “Greater of” GMDB II enhanced death benefit charge, the Earnings enhancement benefit charge, the Guaranteed minimum income benefit charge and any applicable administrative charge and withdrawal charge. The values shown under “Lifetime annual guaranteed minimum income benefit” for ages 80 and under reflect the lifetime income that would be guaranteed if the Guaranteed minimum income benefit is selected at that contract date anniversary. An “N/A” in these columns indicates that the benefit is not exercisable in that year. A “0” under any of the death benefit and/or “Lifetime annual guaranteed minimum income benefit” columns indicates that the contract has terminated due to insufficient account value. However, the Guaranteed minimum income benefit has been automatically exercised, and the owner is receiving lifetime payments.

The values shown under “GWBL Benefit Base” reflect the amount used in calculating the amount payable under the Guaranteed withdrawal benefit for life, and the values shown under “Guaranteed Annual Withdrawal Amount” reflect the amount that an owner would be able to withdraw each year for life based on that benefit base, if the owner began taking withdrawals in that contract year. An “N/A” in these columns indicates that the benefit is not exercisable in that year. A “0” under any of the death benefit, “GWBL benefit” and/or “Guaranteed Annual Withdrawal Amount” columns, for ages 80 and above, indicates that the contract has terminated due to insufficient account value. As the Guaranteed Annual Withdrawal Amount in those years is $0, the owner would receive no further payments.

With respect to fees and expenses deducted from assets of the underlying portfolios, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of 0.12%, (2) an assumed average asset charge for all other expenses of the underlying portfolios equivalent to an effective annual rate of 0.61% and (3) 12b-1 fees equivalent to an effective annual rate of 0.25%. These rates are the arithmetic average for all Portfolios that are available as investment options. In other words, they are based on the hypothetical assumption that account values are allocated equally among the variable investment options. The actual rates associated with any contract will vary depending upon the actual allocation of account value among the investment options. These rates do not reflect expense limitation arrangements in effect with respect to certain of the underlying portfolios as described in the footnotes to the fee table for the underlying portfolios in “Fee table” earlier in this Prospectus. With these arrangements, the charges shown above would be lower. This would result in higher values than those shown in the following tables.

Because your circumstances will no doubt differ from those in the illustrations that follow, values under your contract will differ, in most cases substantially. Please note that in certain states, we apply annuity purchase factors that are not based on the sex of the annuitant. Upon request, we will furnish you with a personalized illustration.

IV-1

Variable deferred annuity

Accumulator®

$100,000 Single contribution and no withdrawals

Male, issue age 60

Benefits:

Greater of 5% Roll-up to age 80 or Annual Ratchet to age 80 Guaranteed minimum death benefit (“Greater of” GMDB II)

Earnings enhancement benefit

Guaranteed minimum income benefit II – Custom Selection, including the conversion to the Guaranteed withdrawal benefit for life at age 80

Age	Contract Year	Account Value		Cash Value		Greater of 5% Roll-up to age 80 or the Annual Ratchet to age 80 Guaranteed Minimum Death Benefit (“Greater of” GMDB II)		Total Death Benefit with the Earnings enhancement benefit		Lifetime Annual Guaranteed Minimum Income Benefit: Guaranteed Income		Lifetime Annual Guaranteed Minimum Income Benefit: Hypothetical Income
		0%	6%	0%	6%	0%	6%	0%	6%	0%	6%	0%	6%
60	0	100,000	100,000	93,000	93,000	100,000	100,000	100,000	100,000	N/A	N/A	N/A	N/A
61	1	95,068	101,047	88,068	94,047	105,000	105,000	107,000	107,000	N/A	N/A	N/A	N/A
62	2	90,150	102,014	83,150	95,014	110,250	110,250	114,350	114,350	N/A	N/A	N/A	N/A
63	3	85,239	102,891	79,239	96,891	115,763	115,763	122,068	122,068	N/A	N/A	N/A	N/A
64	4	80,330	103,671	74,330	97,671	121,551	121,551	130,171	130,171	N/A	N/A	N/A	N/A
65	5	75,416	104,344	70,416	99,344	127,628	127,628	138,679	138,679	N/A	N/A	N/A	N/A
66	6	70,490	104,898	67,490	101,898	134,010	134,010	147,613	147,613	N/A	N/A	N/A	N/A
67	7	65,547	105,324	64,547	104,324	140,710	140,710	156,994	156,994	N/A	N/A	N/A	N/A
68	8	60,577	105,609	60,577	105,609	147,746	147,746	166,844	166,844	N/A	N/A	N/A	N/A
69	9	55,576	105,742	55,576	105,742	155,133	155,133	177,186	177,186	N/A	N/A	N/A	N/A
70	10	50,535	105,708	50,535	105,708	162,889	162,889	188,045	188,045	7,268	7,268	7,268	7,268
75	15	24,326	102,519	24,326	102,519	207,893	207,893	251,050	251,050	10,430	10,430	10,430	10,430
80	20	0	92,635	0	92,635	0	265,330	0	331,462	15,070	15,070	15,070	15,070

After conversion of the Guaranteed minimum income benefit to the Guaranteed withdrawal benefit for life at age 80

Age	Contract Year	Account Value		Cash Value		Greater of 5% Roll-up to age 80 or the Annual Ratchet to age 80 Guaranteed Minimum Death Benefit (“Greater of” GMDB II)		Total Death Benefit with the Earnings enhancement benefit		GWBL Benefit Base		Guaranteed Annual Withdrawal Amount
		0%	6%	0%	6%	0%	6%	0%	6%	0%	6%	0%	6%
80	20	0	92,635	0	92,635	0	265,330	0	331,462	0	265,330	0	13,266
85	25	0	78,050	0	78,050	0	265,330	0	331,462	0	265,330	0	13,266
90	30	0	60,848	0	60,848	0	265,330	0	331,462	0	265,330	0	13,266
95	35	0	40,527	0	40,527	0	265,330	0	331,462	0	265,330	0	13,266

The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The account value, cash value and guaranteed benefits for a contract would be different from the ones shown if the actual gross rate of investment return averaged 0% or 6% over a period of years, but also fluctuated above or below the average for individual contract years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.

IV-2

Variable deferred annuity

Accumulator® PlusSM

$100,000 Single contribution and no withdrawals

Male, issue age 60

Benefits:

Greater of 5% Roll-up to age 80 or Annual Ratchet to age 80 Guaranteed minimum death benefit (“Greater of” GMDB II)

Earnings enhancement benefit

Guaranteed minimum income benefit II – Custom Selection, including the conversion to the Guaranteed withdrawal benefit for life at age 80

Age	Contract Year	Account Value		Cash Value		Greater of 5% Roll-up to age 80 or the Annual Ratchet to age 80 Guaranteed Minimum Death Benefit (“Greater of” GMDB II)		Total Death Benefit with the Earnings enhancement benefit		Lifetime Annual Guaranteed Minimum Income Benefit: Guaranteed Income		Lifetime Annual Guaranteed Minimum Income Benefit: Hypothetical Income
		0%	6%	0%	6%	0%	6%	0%	6%	0%	6%	0%	6%
60	0	104,000	104,000	96,000	96,000	100,000	100,000	100,000	100,000	N/A	N/A	N/A	N/A
61	1	98,704	104,922	90,704	96,922	105,000	105,000	107,000	107,000	N/A	N/A	N/A	N/A
62	2	93,445	105,757	85,445	97,757	110,250	110,250	114,350	114,350	N/A	N/A	N/A	N/A
63	3	88,215	106,498	81,215	99,498	115,763	115,763	122,068	122,068	N/A	N/A	N/A	N/A
64	4	83,008	107,133	76,008	100,133	121,551	121,551	130,171	130,171	N/A	N/A	N/A	N/A
65	5	77,817	107,655	71,817	101,655	127,628	127,628	138,679	138,679	N/A	N/A	N/A	N/A
66	6	72,634	108,052	67,634	103,052	134,010	134,010	147,613	147,613	N/A	N/A	N/A	N/A
67	7	67,453	108,315	63,453	104,315	140,710	140,710	156,994	156,994	N/A	N/A	N/A	N/A
68	8	62,266	108,431	59,266	105,431	147,746	147,746	166,844	166,844	N/A	N/A	N/A	N/A
69	9	57,066	108,388	55,066	106,388	155,133	155,133	177,186	177,186	N/A	N/A	N/A	N/A
70	10	51,844	108,173	51,844	108,173	162,889	162,889	188,045	188,045	7,268	7,268	7,268	7,268
75	15	25,014	104,001	25,014	104,001	207,893	207,893	251,050	251,050	10,430	10,430	10,430	10,430
80	20	0	93,045	0	93,045	0	265,330	0	331,462	15,070	15,070	15,070	15,070

After conversion of the Guaranteed minimum income benefit to the Guaranteed withdrawal benefit for life at age 80

Age	Contract Year	Account Value		Cash Value		Greater of 5% Roll-up to age 80 or the Annual Ratchet to age 80 Guaranteed Minimum Death Benefit (“Greater of” GMDB II)		Total Death Benefit with the Earnings enhancement benefit		GWBL Benefit Base		Guaranteed Annual Withdrawal Amount
		0%	6%	0%	6%	0%	6%	0%	6%	0%	6%	0%	6%
80	20	0	93,045	0	93,045	0	265,330	0	331,462	0	265,330	0	13,266
85	25	0	77,373	0	77,373	0	265,330	0	331,462	0	265,330	0	13,266
90	30	0	59,110	0	59,110	0	265,330	0	331,462	0	265,330	0	13,266
95	35	0	37,765	0	37,765	0	265,330	0	331,462	0	265,330	0	13,266

The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The account value, cash value and guaranteed benefits for a contract would be different from the ones shown if the actual gross rate of investment return averaged 0% or 6% over a period of years, but also fluctuated above or below the average for individual contract years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.

IV-3

Variable deferred annuity

Accumulator® EliteSM

$100,000 Single contribution and no withdrawals

Male, issue age 60

Benefits:

Greater of 5% Roll-up to age 80 or Annual Ratchet to age 80 Guaranteed minimum death benefit (“Greater of” GMDB II)

Earnings enhancement benefit

Guaranteed minimum income benefit II – Custom Selection, including the conversion to the Guaranteed withdrawal benefit for life at age 80

Age	Contract Year	Account Value		Cash Value		Greater of 5% Roll-up to age 80 or the Annual Ratchet to age 80 Guaranteed Minimum Death Benefit (“Greater of” GMDB II)		Total Death Benefit with the Earnings enhancement benefit		Lifetime Annual Guaranteed Minimum Income Benefit: Guaranteed Income		Lifetime Annual Guaranteed Minimum Income Benefit: Hypothetical Income
		0%	6%	0%	6%	0%	6%	0%	6%	0%	6%	0%	6%
60	0	100,000	100,000	92,000	92,000	100,000	100,000	100,000	100,000	N/A	N/A	N/A	N/A
61	1	94,719	100,698	86,719	92,698	105,000	105,000	107,000	107,000	N/A	N/A	N/A	N/A
62	2	89,480	101,302	82,480	94,302	110,250	110,250	114,350	114,350	N/A	N/A	N/A	N/A
63	3	84,275	101,803	78,275	95,803	115,763	115,763	122,068	122,068	N/A	N/A	N/A	N/A
64	4	79,097	102,191	74,097	97,191	121,551	121,551	130,171	130,171	N/A	N/A	N/A	N/A
65	5	73,939	102,457	73,939	102,457	127,628	127,628	138,679	138,679	N/A	N/A	N/A	N/A
66	6	68,795	102,591	68,795	102,591	134,010	134,010	147,613	147,613	N/A	N/A	N/A	N/A
67	7	63,655	102,582	63,655	102,582	140,710	140,710	156,994	156,994	N/A	N/A	N/A	N/A
68	8	58,514	102,417	58,514	102,417	147,746	147,746	166,844	166,844	N/A	N/A	N/A	N/A
69	9	53,363	102,085	53,363	102,085	155,133	155,133	177,186	177,186	N/A	N/A	N/A	N/A
70	10	48,194	101,572	48,194	101,572	162,889	162,889	188,045	188,045	7,268	7,268	7,268	7,268
75	15	21,657	95,780	21,657	95,780	207,893	207,893	251,050	251,050	10,430	10,430	10,430	10,430
80	20	0	82,980	0	82,980	0	265,330	0	331,462	NA (2)	15,070	0	15,070

After conversion of the Guaranteed minimum income benefit to the Guaranteed withdrawal benefit for life at age 80

Age	Contract Year	Account Value		Cash Value		Greater of 5% Roll-up to age 80 or the Annual Ratchet to age 80 Guaranteed Minimum Death Benefit (“Greater of” GMDB II)		Total Death Benefit with the Earnings enhancement benefit		GWBL Benefit Base		Guaranteed Annual Withdrawal Amount
		0%	6%	0%	6%	0%	6%	0%	6%	0%	6%	0%	6%
80	20	0	82,980	0	82,980	0	265,330	0	331,462	0	265,330	0	13,266
85	25	0	65,239	0	65,239	0	265,330	0	331,462	0	265,330	0	13,266
90	30	0	44,664	0	44,664	0	265,330	0	331,462	0	265,330	0	13,266
95	35	0	20,643	0	20,643	0	265,330	0	331,462	0	265,330	0	13,266

The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The account value, cash value and guaranteed benefits for a contract would be different from the ones shown if the actual gross rate of investment return averaged 0% or 6% over a period of years, but also fluctuated above or below the average for individual contract years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.

IV-4

Variable deferred annuity

Accumulator® SelectSM

$100,000 Single contribution and no withdrawals

Male, issue age 60

Benefits:

Greater of 5% Roll-up to age 80 or Annual Ratchet to age 80 Guaranteed minimum death benefit (“Greater of” GMDB II)

Earnings enhancement benefit

Guaranteed minimum income benefit II – Custom Selection, including the conversion to the Guaranteed withdrawal benefit for life at age 80

Age	Contract Year	Account Value		Cash Value		Greater of 5% Roll-up to age 80 or the Annual Ratchet to age 80 Guaranteed Minimum Death Benefit (“Greater of” GMDB II)		Total Death Benefit with the Earnings enhancement benefit		Lifetime Annual Guaranteed Minimum Income Benefit: Guaranteed Income		Lifetime Annual Guaranteed Minimum Income Benefit: Hypothetical Income
		0%	6%	0%	6%	0%	6%	0%	6%	0%	6%	0%	6%
60	0	100,000	100,000	100,000	100,000	100,000	100,000	100,000	100,000	N/A	N/A	N/A	N/A
61	1	94,669	100,648	94,669	100,648	105,000	105,000	107,000	107,000	N/A	N/A	N/A	N/A
62	2	89,384	101,200	89,384	101,200	110,250	110,250	114,350	114,350	N/A	N/A	N/A	N/A
63	3	84,138	101,648	84,138	101,648	115,763	115,763	122,068	122,068	N/A	N/A	N/A	N/A
64	4	78,922	101,981	78,922	101,981	121,551	121,551	130,171	130,171	N/A	N/A	N/A	N/A
65	5	73,730	102,190	73,730	102,190	127,628	127,628	138,679	138,679	N/A	N/A	N/A	N/A
66	6	68,555	102,265	68,555	102,265	134,010	134,010	147,613	147,613	N/A	N/A	N/A	N/A
67	7	63,388	102,194	63,388	102,194	140,710	140,710	156,994	156,994	N/A	N/A	N/A	N/A
68	8	58,223	101,967	58,223	101,967	147,746	147,746	166,844	166,844	N/A	N/A	N/A	N/A
69	9	53,052	101,571	53,052	101,571	155,133	155,133	177,186	177,186	N/A	N/A	N/A	N/A
70	10	47,866	100,992	47,866	100,992	162,889	162,889	188,045	188,045	7,268	7,268	7,268	7,268
75	15	21,288	94,845	21,288	94,845	207,893	207,893	251,050	251,050	10,430	10,430	10,430	10,430
80	20	0	81,657	0	81,657	0	265,330	0	331,462	NA (2)	15,070	0	15,070
After conversion of the Guaranteed minimum income benefit to the Guaranteed withdrawal benefit for life at age 80

Age	Contract Year	Account Value		Cash Value		Greater of 5% Roll-up to age 80 or the Annual Ratchet to age 80 Guaranteed Minimum Death Benefit (“Greater of” GMDB II)		Total Death Benefit with the Earnings enhancement benefit		GWBL Benefit Base		Guaranteed Annual Withdrawal Amount
		0%	6%	0%	6%	0%	6%	0%	6%	0%	6%	0%	6%
80	20	0	81,657	0	81,657	0	265,330	0	331,462	0	265,330	0	13,266
85	25	0	63,506	0	63,506	0	265,330	0	331,462	0	265,330	0	13,266
90	30	0	42,478	0	42,478	0	265,330	0	331,462	0	265,330	0	13,266
95	35	0	18,020	0	18,020	0	265,330	0	331,462	0	265,330	0	13,266

The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The account value, cash value and guaranteed benefits for a contract would be different from the ones shown if the actual gross rate of investment return averaged 0% or 6% over a period of years, but also fluctuated above or below the average for individual contract years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.

IV-5

Appendix V: Earnings enhancement benefit example

The following illustrates the calculation of a death benefit that includes the Earnings enhancement benefit for an owner age 45. The example assumes a contribution of $100,000 and no additional contributions. Where noted, a single withdrawal in the amount shown is also assumed. The calculation is as follows:

		No withdrawal	$3,000 withdrawal	$6,000 withdrawal
A	Initial contribution	100,000	100,000	100,000
B	Death benefit: prior to withdrawal.(1)	104,000	104,000	104,000
C	Earnings enhancement benefit earnings: death benefit less net contributions (prior to the withdrawal in D). B minus A.	4,000	4,000	4,000
D	Withdrawal	0	3,000	6,000
E	Excess of the withdrawal over the Earnings enhancement benefit earnings greater of D minus C or zero	0	0	2,000
F	Net contributions (adjusted for the withdrawal in D) A minus E	100,000	100,000	98,000
G	Death benefit (adjusted for the withdrawal in D) B minus D	104,000	101,000(2)	98,000(2)
H	Death benefit less net contributions G minus F	4,000	1,000	0
I	Earnings enhancement benefit factor	40%	40%	40%
J	Earnings enhancement benefit H times I	1,600	400	0
K	Death benefit: including the Earnings enhancement benefit G plus J	105,600	101,400	98,000
(1)	The death benefit is the greater of the account value or any applicable death benefit.
(2)	Assumes no earnings on the contract and that the withdrawal would reduce the death benefit on a dollar-for-dollar basis.

V-1

Appendix VI: State contract availability and/or variations of certain features and benefits

Certain information is provided for historical purpose only. The contract is no longer available to new purchasers.

The following information is a summary of the states where the Accumulator® Series contracts or certain features and/or benefits are either not available as of the date of this Prospectus or vary from the contract’s features and benefits as previously described in this Prospectus. Regardless of the state, the rate initially set on an outstanding loan cannot be changed.

States where certain Accumulator® Series contracts’ features and/or benefits are not available or vary:

State	Features and benefits	Availability or variation
California	See “Contract features and benefits”—”Your right to cancel within a certain number of days”	If you reside in the state of California and you are age 60 and older at the time the contract is issued, you may return your variable annuity contract within 30 days from the date that you receive it and receive a refund as described below. This is also referred to as the “free look” period.

If you allocate your entire initial contribution to the EQ/Money Market variable investment option (and/or guar- anteed interest option, if available), the amount of your refund will be equal to your contribution, unless you make a transfer, in which case the amount of your refund will be equal to your account value on the date we receive your request to cancel at our processing office. This amount could be less than your initial contribution. If you allocate any portion of your initial contribution to the variable investment options (other than the EQ/Money Market variable investment option), your refund will be equal to your account value on the date we receive your request to cancel at our processing office.

“Return of contribution” free look treatment available through certain selling brokers-dealers

Certain selling broker-dealers offer an allocation method designed to preserve your right to a return of your contributions during the free look period. At the time of application, you will instruct your financial professional as to how your initial contribution and any subsequent contributions should be treated for the purpose of maintaining your free look right under the contract. Please consult your financial professional to learn more about the availability of “return of contribution” free look treatment.

If you choose “return of contribution” free look treatment of your contract, we will allocate your entire contribution and any subsequent contributions made during the 40 day period following the Contract Date, to the EQ/Money Market investment option. In the event you choose to exercise your free look right under the contract, you will receive a refund equal to your contributions.

VI-1

State	Features and benefits	Availability or variation

California (continued)		If you choose the “return of contribution” free look treatment and your contract is still in effect on the 40th day (or next Business Day) following the Contract Date, we will automatically reallocate your account value to the investment options chosen on your application.

Any transfers made prior to the expiration of the 30 day free look will terminate your right to “return of contribution” treatment in the event you choose to exercise your free look right under the contract. Any transfer made prior to the 40th day following the Contract Date will cancel the automatic reallocation on the 40th day (or next Business Day) following the Contract Date described above. If you do not want the Company to perform this scheduled one- time reallocation, you must call one of our customer service representatives at 1 (800) 789-7771 before the 40th day following the Contract Date to cancel.
Connecticut	See “Credits” in “Contract features and benefits” (For Accumulator® PlusSM contracts only)	Credits applied to contributions made within one year of death of the owner (or older joint owner, if applicable) will not be recovered. However, any applicable contract withdrawal charges will continue to apply to those contributions.

	See “Transfers of ownership, collateral assignments, loans and borrowing” in “More information”	If you elect the GMIB, you may not change ownership or assign the GMIB or the contract to an institution (such as business trusts, corporations, joint stock associations, partnerships, limited liability companies and other legal entities).
Florida	See “Credits” in “Contract features and benefits” (For Accumulator® PlusSM contracts only)	The following information replaces the second bullet of the final set of bullets in this section:

•   You may annuitize your contract after twelve months, however, if you elect to receive annuity payments within five years of the contract date, we will recover the credit that applies to any contribution made in that five years. If you start receiving annuity payments after five years from the contract date and within three years of making any contribution, we will recover the credit that applies to any contribution made within the prior three years.

	See “Your right to cancel within a certain number of days” in “Contract features and benefits”	If you reside in the state of Florida and you are age 65 or older at the time the contract is issued, you may cancel your variable annuity contract and return it to us within 21 days from the date that you receive it. You will receive an unconditional refund equal to the cash surrender value provided in the annuity contract, plus any fees or charges deducted from the contributions or imposed under the contract.

If you reside in the state of Florida and you are age 64 or younger at the time the contract is issued, you may cancel your variable annuity contract and return it to us within 14 days from the date that you receive it. You will receive an unconditional refund equal to your contributions, including any contract fees or charges.

VI-2

State	Features and benefits	Availability or variation
Florida (continued)	See “Selecting an annuity payout option” under “Your annuity payout options” in “Accessing your money”	The following sentence replaces the first sentence of the second paragraph in this section:

You can choose the date annuity payments begin but it may not be earlier than twelve months from the Accumulator® Series contract date.

	See “Withdrawal charge” in “Charges and expenses”	If you are age 65 or older at the time your contract is issued, the applicable withdrawal charge will not exceed 10% of the amount withdrawn.
Illinois	See “Credits“ in “Contract features and benefits“ (for Accumulator® PlusSM contracts only)	The following information replaces the second bullet of the final set of bullets in this section:

•   You may annuitize your contract after twelve months, however, if you elect to receive annuity payments within five years of the contract date, we will recover the credit that applies to any contribution made in the first five years. If you start receiving annuity payments after five years from the contract date and within three years of making any contribution, we will recover the credit that applies to any contribution made within the prior three years.

	See “Selecting an annuity payout option“ under “Your annuity payout options“ in “Accessing your money“	The following sentence replaces the first sentence of the second paragraph in this section:

You can choose the date annuity payments begin but it may not be earlier than twelve months from the Accumulator® Series contract date.
Maryland	See “10% free withdrawal amount“ under “Withdrawal charge“ in “Charges and expenses“	The 10% free withdrawal amount applies to full surrenders.

	See “Withdrawal Charge“ in “Charges and expenses“ (For Accumulator® PlusSM contracts only)	We determine the withdrawal charge separately for each contribution according to the following table:

Contract year
	1	2	3	4	5	6	7	8	9	10+
Percentage of contribution	8%	8%	7%	6%	5%	4%	3%	2%	1%	0%

Massachusetts	Annual administrative charge	The annual administrative charge will not be deducted from amounts allocated to the Guaranteed interest option.

	See “Disability, terminal illness or confinement to nursing home” under “Withdrawal charge” in “Charges and expenses” (For Accumulator®, Accumulator® PlusSM and Accumulator® EliteSM contracts only)	This section is deleted in its entirety.

	See “Appendix IV: Hypothetical Illustrations”	The annuity purchase factors are applied on a unisex basis in determining the amount payable upon the exercise of the Guaranteed minimum income benefit.
Mississippi	QP (defined contribution and defined benefit) contracts	Not Available
Montana	See “Appendix IV: Hypothetical Illustrations”	The annuity purchase factors are applied on a unisex basis in determining the amount payable upon the exercise of the Guaranteed minimum income benefit.

VI-3

State	Features and benefits	Availability or variation
New York	Earnings enhancement benefit	Not Available

	“Indication of Intent” (For Accumulator® PlusSM contracts only)	The “Indication of Intent” approach to first year contributions in connection with the contribution crediting rate is not available.
	See “Credits” in “Contract features and benefits” (For Accumulator® PlusSM contracts only)	If the owner (or older joint owner, if applicable) dies during the one-year period following our receipt of a contribution to which a credit was applied, we will recover all or a portion of the amount of such Credit from the account value, based on the number of full months that elapse between the time we receive the contribution and the owner’s (or older joint owner’s, if applicable) death, as follows:

Number of Months	Percentage of Credit
0	100%
1	100%
2	99%
3	98%
4	97%
5	96%
6	95%
7	94%
8	93%
9	92%
10	91%
11	90%
12	89%

We will not recover the credit on subsequent contributions made within 3 years prior to annuitization.

See “Guaranteed minimum death benefit and Guaranteed minimum income benefit base” in “Contract features and benefits”

GMIB I — Asset Allocation and GMIB II — Custom

Selection 5% Roll-up to age 80 Guaranteed minimum income benefit base is capped at 250% of total contributions under the contract. If there is a Roll-up benefit base reset, the cap becomes 250% of the highest reset amount plus 250% of any subsequent contributions made after the reset. Withdrawals do not lower the cap.

See “Guaranteed minimum death benefit” in “Contract features and benefits”	“Greater of” GMDB I or “Greater of” GMDB II enhanced death benefit is not available. All references to these benefits should be deleted in their entirety.

See “The amount applied to purchase an annuity payout option” in “Accessing your money” (Applicable under Accumulator®, Accumulator® PlusSM and Accumulator® EliteSM contracts only)	The amount applied to the annuity benefit is the greater of the cash value or 95% of what the account value would be if no withdrawal charge applied.

See “How withdrawals affect your Guaranteed minimum income benefit and Guaranteed minimum death benefit” in “Accessing your money”	If you elect both (1) the Guaranteed minimum income benefit and (2) the Annual Ratchet to age 80 enhanced death benefit, withdrawals (including any applicable withdrawal charges) will reduce each of the benefits’ benefit bases on a pro rata basis for the first contract year if the Guaranteed minimum income benefit is elected at issue.

VI-4

State	Features and benefits	Availability or variation
New York (continued)		Beginning on the first day of the 2nd contract year (or the 1st contract year after the GMIB effective date, if applicable), withdrawals will reduce the Guaranteed minimum income benefit Roll-up and Annual Ratchet benefit bases and the Annual Ratchet to age 80 enhanced death benefit base, on a dollar-for-dollar basis.

Once a withdrawal is taken that causes the sum of withdrawals in a contract year to exceed 5% of the 5% Roll-up to age 80 benefit base on the most recent contract date anniversary, that entire withdrawal and any subsequent withdrawals in that same contract year will reduce the benefit bases on a pro rata basis. In all contract years beginning after your 80th birthday, or earlier if you drop the Guaranteed minimum income benefit after issue, the Annual Ratchet to age 80 Guaranteed minimum death benefit base will be reduced on a pro rata basis by any withdrawals. When an RMD withdrawal using our RMD program occurs, the Guaranteed minimum income benefit Roll-up benefit base, the Guaranteed minimum income benefit Annual Ratchet to age 80 benefit base and the Guaranteed minimum death benefit Annual Ratchet to age 80 benefit base (if elected in combination with the Guaranteed minimum income benefit) will be reduced on a dollar-for-dollar basis beginning with the first RMD withdrawal.

If you elect (1) the Guaranteed minimum income benefit and (2) the Standard death benefit, withdrawals (including any applicable withdrawal charges, if applicable) will reduce the 5% Roll-up to age 80 benefit base and the Annual Ratchet to age 80 benefit base on a pro rata basis for the first year if the Guaranteed minimum income benefit is elected at issue. If the Guaranteed minimum income benefit is added after issue, the applicable period begins as of the Guaranteed minimum income benefit effective date.

Beginning on the first day of the 2nd contract year (or the first contract year after the GMIB effective date, if applicable), withdrawals will reduce the Guaranteed minimum income benefit Roll-up to Age 80 benefit base and the Annual Ratchet to age 80 benefit base, on a dollar-for-dollar basis, as long as the sum of withdrawals in a contract year is no more than 5% of the 5% Roll-up to age 80 benefit base.

Once a withdrawal is taken that causes the sum of withdrawals in a contract year to exceed 5% of the 5% Roll-up to age 80 benefit base on the most recent contract date anniversary, that entire withdrawal and any subsequent withdrawals in that same contract year will reduce the 5% Roll-up to age 80 benefit base and the Annual Ratchet to age 80 benefit base on a pro rata basis. The Standard death benefit base will be reduced on a pro rata basis by any withdrawals, regardless of amount.

VI-5

State	Features and benefits	Availability or variation
New York (continued)		If you elect the Annual Ratchet to age 80 enhanced death benefit without the Guaranteed minimum income benefit, withdrawals (including any applicable withdrawal charges) will reduce the benefit base on a pro rata basis.

If the Guaranteed minimum income benefit converts to the Guaranteed withdrawal benefit for life, the Standard death benefit base or Annual Ratchet to age 80 benefit base will be reduced on a pro rata basis by any subsequent withdrawals.

	See “Selecting an annuity payout option” in “Accessing your money”	The earliest date annuity payments may begin is 13 months from the issue date.

	See “Annuity maturity date” in “Accessing your money”	Your contract has a maturity date by which you must either take a lump sum withdrawal or select an annuity payout option.

For Accumulator®, Accumulator® EliteSM and Accumulator® Select contracts:

The maturity date by which you must take a lump sum withdrawal or select an annuity payout option is the contract date anniversary that follows the annuitant’s birthday, as follows:

Issue Age	Maximum Annuitization age
0-80	90
81	91
82	92
83	93
84	94
85	95

For Accumulator® PlusSM contracts:

The maturity date is the contract date anniversary that follows the annuitant’s 90th birthday.

See “Charges and expenses”	Deductions of charges from the guaranteed interest option are not permitted.

See “Annual Ratchet to age 80” in “Charges and expenses”	The charge is equal to 0.30% of the Annual Ratchet to age 80 benefit base.

See “Spousal continuation” in “Payment of death benefit”	If the Guaranteed minimum income benefit had converted to the Guaranteed withdrawal benefit for life on a Joint life basis, the benefit and charge will remain in effect after the death of the first spouse to die, and no death benefit is payable until the death of the surviving spouse. If you have also elected the Annual Ratchet to age 80 enhanced death benefit, that benefit’s benefit base will continue to ratchet until the contract date anniversary following the surviving spouse’s age 80. Withdrawal charges will continue to apply to all contributions. No additional contributions will be permitted. If the Guaranteed minimum income benefit had converted to the Guaranteed withdrawal benefit for life on a Single life basis, the benefit and charge will terminate. If your spouse elects Spousal continuation after your death under a Single life contract in which the Guaranteed withdrawal benefit for life is in effect, the Annual Ratchet to age 80 enhanced death benefit will continue to ratchet, or terminate, based on your spouse’s age, as described earlier in this Prospectus and Appendix.

VI-6

State	Features and benefits	Availability or variation

New York (continued)	See “Transfers of ownership, collateral assignments, loans and borrowing” in “More information”	Collateral assignments are not limited to the period prior to the first contract date anniversary. You may assign all or a portion of the value of your NQ contract at any time, pursuant to the terms described in this Prospectus.
Oregon	QP contracts	Not Available

	See “How you can purchase and contribute to your contract” in “Contract features and benefits” and “Appendix VIII”	Additional contributions are not permitted to Accumulator® or Accumulator® EliteSM Inherited IRA contracts, even from properly titled sources.

See “Lifetime required minimum distribution withdrawals” under “Withdrawing your account value” in “Accessing your money”

The following replaces the third paragraph:

We generally will not impose a withdrawal charge on minimum distribution withdrawals even if you are not enrolled in our automatic RMD service, except if, when added to a lump sum withdrawal previously taken in the same contract year, the minimum distribution withdrawals exceed the 10% free withdrawal amount. In order to avoid a withdrawal charge in connection with minimum distribution withdrawals outside of our automatic RMD service, you must notify us using our request form. Such minimum distribution withdrawals must be based solely on your contract’s account value.

	See “Selecting an annuity payout option” under “Your annuity payout options” in “Accessing your money”	You can choose the date annuity payments begin, but it may not be earlier than seven years from the Accumulator® contract issue date, four years from the Accumulator® EliteSM contract issue date, or nine years from the Accumulator® PlusSM contract issue date. No withdrawal charge is imposed if you select a non-life contingent period certain payout annuity. If the payout annuity benefit is based on the age or sex of the owner and/or annuitant, and that information is later found not to be correct, we will adjust the payout annuity benefit on the basis of the correct age or sex. We will adjust the number or amount of payout annuity benefit payments, or any amount of the payout annuity benefit payments, or any amount used to provide the payout annuity benefit, or any combination of these approaches. If we have overpaid you, we will charge that overpayment against future payments, while if we have underpaid you, we will add additional amounts to future payments. Our liability will be limited to the correct information and the actual amounts used to provide the benefits.

	See “Disability, terminal illness, or confinement to nursing home” under “Withdrawal charge” in “Charges and expenses” (for Accumulator®, Accumulator® PlusSM and Accumulator® EliteSM contracts only)	Items (i) and (iii) under this section are deleted in their entirety.

See “Your beneficiary and payment of benefit” in “Payment of death benefit”

The following replaces the fourth paragraph:

If the age of any person upon whose life an optional Guaranteed minimum death benefit depends has been misstated, any benefits will be those which would have been purchased at the correct age. Therefore, if an optional Guaranteed minimum death benefit rider was elected by such person, the optional Guaranteed minimum death benefit rider will be adjusted based on the correct age.

	See “Transfers of ownership, collateral assignments, loans and borrowing” in “More information” (For Accumulator®, Accumulator® PlusSM and Accumulator® EliteSM contracts only)	Collateral assignments are not limited to the period prior to the first contract date anniversary. You may assign all or a portion of the value of your NQ contract at any time, pursuant to the terms described in this Prospectus.

VI-7

State	Features and benefits	Availability or variation
Pennsylvania	Contributions	Your contract refers to contributions as premiums.

	Cancelling the Guaranteed minimum income benefit	You may cancel the Guaranteed minimum income benefit within 10 days of it being added to your contract if you add the benefit to your contract after issue. This is distinct from your right to drop the Guaranteed minimum income benefit after issue, and is not subject to the restrictions that govern that right. We will not deduct any charge for the Guaranteed minimum income benefit.

	See “Disability, terminal illness or confinement to nursing home” in “Charges and expenses” (For Accumulator®, Accumulator® PlusSM and Accumulator® EliteSM contracts only)	The Withdrawal Charge Waiver does not apply during the first 12 months of the contract with respect to the Social Security Disability Waiver, the Six Month Life Expectancy Waiver, or if the owner is confined to a nursing home during such period.

	Special dollar cost averaging program	In Pennsylvania, we refer to this program as “enhanced rate dollar cost averaging.”

	Required disclosure for Pennsylvania customers	Any person who knowingly and with intent to defraud any insurance company or other person files an application for insurance or statement of claim containing any materially false information or conceals for the purpose of misleading, information concerning any fact material thereto commits a fraudulent insurance act, which is a crime and subjects such person to criminal and civil penalties.
Puerto Rico	Beneficiary continuation option (IRA)	Not Available

	IRA and Roth IRA	Available for direct rollovers from U.S. source 401(a) plans and direct transfers from the same type of U.S. source IRAs

	QP (Defined Benefit) contracts	Not Available

	See “How you can purchase and contribute to your contract” in “Contract features and benefits” and “Appendix VIII” (For Accumulator®, Accumulator® PlusSM and Accumulator® EliteSM contracts only)	Specific requirements for purchasing QP contracts in Puerto Rico are outlined below in “Purchase considerations for QP (Defined Contribution) contracts in Puerto Rico”.

	See “Exercise rules” under “Guaranteed minimum income benefit” in “Contract features and benefits” (For Accumulator®, Accumulator® PlusSM and Accumulator® EliteSM contracts only)	Exercise restrictions for the GMIB on a Puerto Rico QPDC contract are described below, under “Purchase considerations for QP (Defined Contribution) contracts in Puerto Rico”, and in your contract.

	See “Transfers of ownership, collateral assignments, loans and borrowing” in “More information” (For Accumulator®, Accumulator® PlusSM and Accumulator® EliteSM contracts only)	Transfers of ownership of QP contracts are governed by Puerto Rico law. Please consult your tax, legal or plan advisor if you intend to transfer ownership of your contract.

	“Purchase considerations for QP (Defined Contribution) contracts in Puerto Rico”— this section replaces “Appendix II: Purchase considerations for QP contracts” in your Prospectus. (For Accumulator®, Accumulator® PlusSM and Accumulator® EliteSM contracts only)	Purchase considerations for QP (Defined Contribution) contracts in Puerto Rico: Trustees who are considering the purchase of an Accumulator® Series QP contract in Puerto Rico should discuss with their tax, legal and plan advisors whether this is an appropriate investment vehicle for the employer’s plan. Trustees should consider whether the plan provisions permit the investment of plan assets in the QP contract, the Guaranteed minimum income benefit and other guaranteed benefits, and the payment of death benefits in accordance with the requirements of Puerto Rico income tax rules. The QP contract and this Prospectus should be reviewed in full, and the following factors, among others, should be noted.

VI-8

State	Features and Benefits	Availability or Variation

Puerto Rico (continued)		Limits on Contract Ownership:

•   The QP contract is offered only as a funding vehicle to qualified plan trusts of single participant defined contribution plans that are tax-qualified under Puerto Rico law, not United States law. The contract is not available to US qualified plans or to defined benefit plans qualifying under Puerto Rico law.

• The QP contract owner is the qualified plan trust. The annuitant under the contract is the self-employed Puerto Rico resident, who is the sole plan participant.

•   This product should not be purchased if the self- employed individual anticipates having additional employees become eligible for the plan. We will not allow additional contracts to be issued for participants other than the original business owner.

•   If the business that sponsors the plan adds another employee, no further contributions may be made to the contract. If the employer moves the funds to another funding vehicle that can accommodate more than one employee, this move could result in surrender charges, if applicable, and the loss of guaranteed benefits in the contract.

Limits on Contributions:
• All contributions must be direct transfers from other investments within an existing qualified plan trust.

• Employer payroll contributions are not accepted.

• Only one additional transfer contribution may be made per contract year.

• Checks written on accounts held in the name of the employer instead of the plan or the trustee will not be accepted.

• As mentioned above, if a new employee becomes eligible for the plan, the trustee will not be permitted to make any further contributions to the contract established for the original business owner.

Limits on Payments:
• Loans are not available under the contract.

• All payments are made to the plan trust as owner, even though the plan participant/annuitant is the ultimate recipient of the benefit payment.

• The Company does no tax reporting or withholding of any kind. The plan administrator or trustee will be solely responsible for performing or providing for all such services.

•  The Company does not offer contracts that qualify as IRAs under Puerto Rico law. The plan trust will exercise the GMIB and must continue to hold the supplementary contract for the duration of the GMIB payments.

VI-9

State	Features and Benefits	Availability or Variation
Puerto Rico (continued)		Plan Termination:

•   If the plan participant terminates the business, and as a result wishes to terminate the plan, the trust would have to be kept in existence to receive payments. This could create expenses for the plan.

•   If the plan participant terminates the plan and the trust is dissolved, or if the plan trustee (which may or may not be the same as the plan participant) is unwilling to accept payment to the plan trust for any reason, the Company would have to change the contract from a Puerto Rico QP to NQ in order to make payments to the individual as the new owner. Depending on when this occurs, it could be a taxable distribution from the plan, with a potential tax of the entire account value of the contract. Puerto Rico income tax withholding and reporting by the plan trustee could apply to the distribution transaction.

•   If the plan trust is receiving GMIB payments and the trust is subsequently terminated, transforming the contract into an individually owned NQ contract, the trustee would be responsible for the applicable Puerto Rico income tax withholding and reporting on the present value of the remaining annuity payment stream.

• The Company is a U.S. insurance company, therefore distributions under the NQ contract could be subject to United States taxation and withholding on a “taxable amount not determined” basis.

	Tax Information —”Special rules for NQ contracts”	Income from NQ contracts we issue is U.S. source. A Puerto Rico resident is subject to U.S. taxation on such U.S. source income. Only Puerto Rico source income of Puerto Rico residents is excludable from U.S. taxation. Income from NQ contracts is also subject to Puerto Rico tax. The calculation of the taxable portion of amounts distributed from a contract may differ in the two jurisdictions. Therefore, you might have to file both U.S. and Puerto Rico tax returns, showing different amounts of income from the contract for each tax return. Puerto Rico generally provides a credit against Puerto Rico tax for U.S. tax paid. Depending on your personal situation and the timing of the different tax liabilities, you may not be able to take full advantage of this credit.
We require owners or beneficiaries of annuity contracts in Puerto Rico which are not individuals to document their status to avoid 30% FATCA withholding from U.S.-source income.

VI-10

State	Features and Benefits	Availability or Variation
Texas	See “Annual administrative charge” in “Charges and expenses”	The annual administrative charge will not be deducted from amounts allocated to the Guaranteed interest option.

	See “How you can purchase and contribute to your contract” in “Contract features and benefits” and “Appendix VIII”	The $2,500,000 limitation on the sum of all contributions under all our annuity accumulation contracts with the same owner or annuitant does not apply.

	See “Disability, terminal illness or confinement to nursing home” in “Charges and expenses” (For Accumulator®, Accumulator® PlusSM and Accumulator® EliteSM contracts only)	There is no 12 month waiting period following a contribution for the Six Month Life Expectancy Waiver. The withdrawal charge can be waived even if the condition begins within 12 months of the remittance of the contribution.
Washington	Guaranteed interest option	Not Available

	Investment simplifier — Fixed-dollar option and Interest sweep option	Not Available

	Earnings enhancement benefit	Not Available

	“Greater of” GMDB I and “Greater of GMDB II enhanced death benefit”	All references to these features are deleted in their entirety. You have the choice of the following guaranteed minimum death benefits: the Annual Ratchet to age 80; or the Standard death benefit.

	See “Guaranteed minimum death benefit charge” in “Fee table” and in “Charges and expenses”	The charge for the Annual Ratchet to age 80 enhanced death benefit is 0.30% and cannot be increased.

	See “How withdrawals affect your Guaranteed minimum income benefit and Guaranteed minimum death benefit” in “Accessing your money”	If you elect both (1) the Guaranteed minimum income benefit and (2) the Annual Ratchet to age 80 enhanced death benefit, withdrawals (including any applicable withdrawal charges) will reduce each of the benefits’ benefit bases on a pro rata basis for the first contract year if the Guaranteed minimum income benefit is elected at issue. If the Guaranteed minimum income benefit is added after issue, the applicable period begins as of the Guaranteed minimum income benefit effective date.

Beginning on the first day of the 2nd contract year (or the 1st contract year after the GMIB effective date, if applicable), withdrawals will reduce the Guaranteed minimum income benefit Roll-up and Annual Ratchet benefit bases and the Annual Ratchet to age 80 enhanced death benefit base, on a dollar-for-dollar basis.

VI-11

State	Features and Benefits	Availability or Variation

Washington (continued)		Once a withdrawal is taken that causes the sum of withdrawals in a contract year to exceed 5% of the 5% Roll-up to age 80 benefit base on the most recent contract date anniversary, that entire withdrawal and any subsequent withdrawals in that same contract year will reduce the benefit bases on a pro rata basis. In all contract years beginning after your 80th birthday, or earlier if you drop the Guaranteed minimum income benefit after issue, the Annual Ratchet to age 80 Guaranteed minimum death benefit base will be reduced on a pro rata basis by any withdrawals. When an RMD withdrawal using our RMD program occurs, the Guaranteed minimum income benefit Roll-up benefit base, the Guaranteed minimum income benefit Annual Ratchet to age 80 benefit base and the Guaranteed minimum death benefit Annual Ratchet to age 80 benefit base (if elected in combination with the Guaranteed minimum income benefit) will be reduced on a dollar- for-dollar basis beginning with the first RMD withdrawal.

If you elect (1) the Guaranteed minimum income benefit and (2) the Standard death benefit, withdrawals (including any applicable withdrawal charges, if applicable) will reduce the 5% Roll-up to age 80 benefit base and the Annual Ratchet to age 80 benefit base on a pro rata basis for the first year if the Guaranteed minimum income benefit is elected at issue. If the Guaranteed minimum income benefit is added after issue, the applicable period begins as of the Guaranteed minimum income benefit effective date.

Beginning on the first day of the 2nd contract year (or the first contract year after the GMIB effective date, if applicable), withdrawals will reduce the Guaranteed minimum income benefit Roll-up to Age 80 benefit base and the Annual Ratchet to age 80 benefit base, on a dollar-for- dollar basis, as long as the sum of withdrawals in a contract year is no more than 5% of the 5% Roll-up to age 80 benefit base. Once a withdrawal is taken that causes the sum of withdrawals in a contract year to exceed 5% of the 5% Roll-up to age 80 benefit base on the most recent contract date anniversary, that entire withdrawal and any subsequent withdrawals in that same contract year will reduce the 5% Roll-up to age 80 benefit base and the Annual Ratchet to age 80 benefit base on a pro rata basis. The Standard death benefit base will be reduced on a pro rata basis by any withdrawals, regardless of amount.

If you elect the Annual Ratchet to age 80 enhanced death benefit without the Guaranteed minimum income benefit, withdrawals (including any applicable withdrawal charges) will reduce the benefit base on a pro rata basis.

If the Guaranteed minimum income benefit converts to the Guaranteed withdrawal benefit for life, the Standard death benefit base or Annual Ratchet to age 80 benefit base will be reduced on a pro rata basis by any subsequent withdrawals.

VI-12

State	Features and Benefits	Availability or Variation

Washington (continued)	See “Guaranteed minimum death benefit” in “Contract features and benefits”	You have a choice of the standard death benefit or the Annual Ratchet to age 80 enhanced death benefit. The Standard death benefit and the Annual Ratchet to age 80 enhanced death benefit may be combined with the GMIB I — Asset Allocation or GMIB II — Custom Selection.

	See “Annual administrative charge” in “Charges and expenses”	The second paragraph of this section is replaced with the following:

The annual administrative charge will be deducted from the value in the variable investment options on a pro rata basis. If those amounts are insufficient, we will deduct all or a portion of the charge from the account for special dollar cost averaging (for Accumulator® and Accumulator® EliteSM contracts) or the account for special money market dollar cost averaging (for Accumulator® PlusSM and Accumulator® SelectSM contracts). If the contract is surrendered or annuitized or a death benefit is paid on a date other than a contract date anniversary, we will deduct a pro rata portion of that charge for the year.

	See “10% free withdrawal amount” under “Withdrawal charge” in “Charges and expenses” (For Accumulator®, Accumulator® PlusSM and Accumulator® EliteSM contracts only)	The 10% free withdrawal amount applies to full surrenders.

	See “Withdrawal charge” in “Charges and expenses” under “Disability, terminal illness, or confinement to nursing home” (For Accumulator®, Accumulator® PlusSM and Accumulator® EliteSM contracts only)	The owner (or older joint owner, if applicable) has qualified to receive Social Security disability benefits as certified by the Social Security Administration or a statement from an independent U.S. licensed physician stating that the owner (or older joint owner, if applicable) meets the definition of total disability for at least 6 continuous months prior to the notice of claim. Such disability must be re-certified every 12 months.

VI-13

Appendix VII: Contract variations

The contracts described in this Prospectus are no longer sold. You should note that your contract’s options, features and charges may vary from what is described in this Prospectus depending on the approximate date on which you purchased your contract. The contract may have been available in your state past the approximate end date below. You may not change your contract or its features after issue. This Appendix reflects contract variations that differ from what is described in this Prospectus but may have been in effect at the time your contract was issued. If you purchased your contract during the “Approximate Time Period” below, the noted variation may apply to you.

In addition, options and/or features may vary among states in light of applicable regulations or state approvals. Any such state variations are generally not included here but instead included in Appendix VI earlier in this section. For more information about state variations applicable to you, as well as particular features, charges and options available under your contract based upon when you purchased it, please contact your financial professional and/or refer to your contract.

Approximate Time Period	Feature/Benefit	Variation
June 2009-February 2010	Greater of 5% Roll-up to age 80 or Annual Ratchet to age 80 (“Greater of” GMDB I) (only available if you also elect Guaranteed minimum income benefit I - Asset Allocation)	The fee for this benefit was 0.80% at issue. If you elect to reset the Roll-up benefit base, we will increase the charge up to 0.95%.

	Greater of 5% Roll-up to age 80 or Annual Ratchet to age 80 (“Greater of” GMDB II) (only available if you also elect Guaranteed minimum income benefit II - Custom Selection)	The fee for this benefit was 1.00% at issue. If you elect to reset the Roll-up benefit base, we will increase the charge up to 1.15%.

	Guaranteed minimum income benefit I - Asset Allocation	The fee for this benefit was 0.80% at issue. If you elect to reset the Roll-up benefit base, we will increase the charge up to 1.10%.

	Guaranteed minimum income benefit II - Custom Selection	The fee for this benefit was 1.00% at issue. If you elect to reset the Roll-up benefit base, we will increase the charge up to 1.30%.

	Guaranteed withdrawal benefit for life charge (Conversion from Guaranteed minimum income benefit I - Asset Allocation)	The fee for this benefit was 0.80% at issue. If you reset your Guaranteed minimum income benefit prior to conversion or if your GWBL benefit base ratchets after conversion, we will increase the charge up to 1.10%.

	Guaranteed withdrawal benefit for life charge (Conversion from Guaranteed minimum income benefit II - Custom Selection)	The fee for this benefit was 1.00% at issue. If you reset your Guaranteed minimum income benefit prior to conversion or if your GWBL benefit base ratchets after conversion, we will increase the charge up to 1.30%.

VII-1

Approximate Time Period	Feature/Benefit	Variation
June 2009-February 2010 (cont.)	How withdrawals affect your Guaranteed minimum income benefit and Guaranteed minimum death benefit	If the Guaranteed minimum income benefit is elected at issue, during the first five contract years, with respect to the GMIB I - Asset Allocation, the “Greater of” GMDB I enhanced death benefit, the GMIB II - Custom Selection and the “Greater of” GMDB II enhanced death benefit, withdrawals (including any applicable withdrawal charges) will reduce each benefit’s 5% Roll-up to age 80 benefit base on a pro rata basis. If the Guaranteed minimum income benefit is added after issue, the applicable five year period begins as of the GMIB effective date. Beginning on the first day of the 6th contract year, with respect to the GMIB I - Asset Allocation, the “Greater of” GMDB I enhanced death benefit, the GMIB II - Custom Selection and the “Greater of” GMDB II enhanced death benefit, withdrawals (including any applicable withdrawal charges) will reduce each of the benefits’ 5% Roll-up to age 80 benefit base on a dollar-for-dollar basis, as long as the sum of withdrawals in a contract year is 5% or less of the 5% Roll-up benefit base on the contract issue date or the most recent contract date anniversary, if later. Once a withdrawal is taken that causes the sum of withdrawals in a contract year to exceed 5% of the benefit base on the most recent anniversary, that entire withdrawal and any subsequent withdrawals in that same contract year will reduce the benefit base on a pro rata basis.

	How withdrawals affect your Guaranteed minimum income benefit and Guaranteed minimum death benefit (For New York and Washington only)	If you elect both (1) the Guaranteed minimum income benefit and (2) the Annual Ratchet to age 80 enhanced death benefit, withdrawals (including any applicable withdrawal charges) will reduce each of the benefits’ benefit bases on a pro rata basis for the first five contract years if the Guaranteed minimum income benefit is elected at issue. If the Guaranteed minimum income benefit is added after issue, the applicable five year period begins as of the Guaranteed minimum income benefit effective date.

Beginning on the first day of the 6th contract year (or 6th contract year after the GMIB effective date, if applicable), withdrawals will reduce the Guaranteed minimum income benefit Roll-up and Annual Ratchet benefit bases and the Annual Ratchet to age 80 enhanced death benefit base, on a dollar-for-dollar basis.

VII-2

Approximate Time Period	Feature/Benefit	Variation
June 2009-February 2010 (cont.)	Certain withdrawals (For Accumulator®, Accumulator® PlusSM and Accumulator® EliteSM contracts only)	If you elected the Guaranteed minimum income benefit with or without the Greater of 5% Roll-up to age 80 or the Annual Ratchet to age 80 enhanced death benefit (“Greater of” GMDB I or “Greater of” GMDB II), beginning on the first day of the 6th contract year (after GMIB is added) the withdrawal charge will be waived for any withdrawal that, together with any prior withdrawals made during the contract year, does not exceed 5% of the beginning of contract year 5% Roll-up to age 80 benefit base even if such withdrawals exceed the free withdrawal amount. Also, a withdrawal charge does not apply to a withdrawal that exceeds 5% of the beginning of contract year 5% Roll-up to age 80 benefit base as long as it does not exceed the free withdrawal amount. If your withdrawals exceed the amount described above, this waiver is not applicable to that withdrawal, or to any subsequent withdrawals for the life of the contract.

	Certain withdrawals (For New York and Washington only)	If you elect (1) the Guaranteed minimum income benefit and (2) the Standard death benefit, withdrawals (including any applicable withdrawal charges) will reduce the 5% Roll-up to age 80 benefit base and the Annual Ratchet to age 80 benefit base on a pro rata basis for the first five contract years if the Guaranteed minimum income benefit is elected at issue. If the Guaranteed minimum income benefit is added after issue, the applicable five year period begins as of the Guaranteed minimum income benefit effective date.

Beginning on the first day of the 6th contract year (or 6th contract year after the GMIB effective date, if applicable), withdrawals will reduce the Guaranteed minimum income benefit Roll-up to Age 80 benefit base and the Annual Ratchet to age 80 benefit base, on a dollar-for-dollar basis., as long as the sum of withdrawals in a contract year is no more than 5% of the 5% Roll-up to age 80 benefit base.

VII-3

Appendix VIII: Rules regarding contributions to your contract

The following tables describes the rules regarding contributions to your contract.
Contract Type	NQ
Issue Ages	• 0-85 (Accumulator®, Accumulator® EliteSM & Accumulator® SelectSM) • 0-70 (Accumulator® PlusSM)
Minimum additional contribution amount	• $500
Source of contributions	• After-tax money. • Paid to us by check or transfer of contract value in a tax-deferred exchange under Section 1035 of the Internal Revenue Code.
Limitations on contributions(1)	• No additional contributions after the first contract year.

Contract Type	Traditional IRA
Issue Ages	• 20-85 (Accumulator®, Accumulator® EliteSM & Accumulator® Select SM) • 20-70 (Accumulator® PlusSM)
Minimum additional contribution amount	• $50
Source of contributions

•   Eligible rollover distributions from 403(b) plans, qualified plans, and governmental employer 457(b) plans.

•   Rollovers from another traditional individual retirement arrangement.

•   Direct custodian-to-custodian transfers from another traditional individual retirement arrangement.

•   Regular IRA contributions.

•   Additional catch-up contributions.

Limitations on contributions(1)

•   No additional contributions after the first contract year.

•   Contributions made after lifetime required minimum distributions must start must be net of any required minimum distributions.

•   Although we accept regular IRA contributions (limited to $6,000) under traditional IRA contracts, we intend that the contract be used primarily for rollover and direct transfer contributions.

•   Additional catch-up contributions of up to $1,000 per calendar year where the owner is at least age 50 at any time during the calendar year for which the contribution is made.

(1)

Additional contributions may not be permitted under certain conditions in your state. Please see Appendix VI earlier in this Prospectus to see if additional contributions are permitted in your state. In addition to the limitations described here, we also reserve the right to refuse to accept any contribution under the contract at any time.

VIII-1

Contract Type	Roth IRA
Issue Ages	• 20-85 (Accumulator®, Accumulator® Elite & Accumulator® SelectSM) • 20-70 (Accumulator® PlusSM)
Minimum additional contribution amount	• $50
Source of contributions

•  Rollovers from another Roth IRA.

•  Rollovers from a “designated Roth contribution account” under specified retirement plans.

•  Conversion rollovers from a traditional IRA or other eligible retirement plan.

•  Direct custodian-to-custodian transfers from another Roth IRA.

•  Regular Roth IRA contributions.

•  Additional catch-up contributions.

Limitations on contributions(1)

•  No additional contributions after the first contract year.

•   Conversion rollovers after lifetime required minimum distributions must start from the traditional IRA or other eligible retirement plan which is the source of the conversion rollover must be net of any required minimum distributions.

•  Although we accept Roth IRA contributions (limited to $6,000) under Roth IRA contracts, we intend that the contract be used primarily for rollover and direct transfer contributions.

•  Additional catch-up contributions of up to $1,000 per calendar year where the owner is at least age 50 at any time during the calendar year for which the contribution is made.

Contract Type	Inherited IRA Beneficiary continuation contract (traditional IRA or Roth IRA)(2)
Issue Ages	• 0-70 (Accumulator®, Accumulator® Elite & Accumulator® SelectSM)
Minimum additional contribution amount	• $1,000
Source of contributions

•  Direct custodian-to-custodian transfers of your interest as a death beneficiary of the deceased owner’s traditional individual retirement arrangement or Roth IRA to an IRA of the same type.

•  Non-spousal beneficiary direct rollover contributions may be made to an Inherited IRA contract under specified circumstances from these “Applicable Plans”: qualified plans, 403(b) plans and governmental employer 457(b) plans.

Limitations on contributions(1)

•  No additional contributions after the first contract year.

•  Any additional contributions must be from the same type of IRA of the same deceased owner.

•  No additional contributions are permitted to Inherited IRA contracts issued as a non-spousal beneficiary direct rollover from an Applicable Plan.

Contract Type	QP
Issue Ages	• 20-75 (Accumulator® & Accumulator®EliteSM) • 20-70 (Accumulator® PlusSM)
Minimum additional contribution amount	• $500
Source of contributions

•  Only transfer contributions from other investments within an existing qualified plan trust.

•  The plan must be qualified under Section 401(a) of the Internal Revenue Code.

•  For 401(k) plans, transferred contributions may not include any after-tax contributions, including designated Roth contributions.

Limitations on contributions(1)

•  A separate QP contract must be established for each plan participant, even defined benefit plan participants.

•  We do not accept regular on-going payroll contributions or contributions directly from the employer.

•  Only one additional transfer contribution may be made during a contract year.

•  No additional transfer contributions after the annuitant’s attainment of age 75 or if later, the first contract date anniversary.

•  Contributions made after lifetime required minimum distributions must start must be net of any required minimum distributions.

•  Maximum aggregate contributions for any contract year is 100% of first-year contributions.

See Appendix II earlier in this Prospectus for a discussion of purchase considerations of QP contracts.
(1)

Additional contributions may not be permitted under certain conditions in your state. Please see Appendix VI earlier in this Prospectus to see if additional contributions are permitted in your state. In addition to the limitations described here, we also reserve the right to refuse to accept any contribution under the contract at any time.

(2)

Legislation enacted at the end of 2019 has changed key aspects of Inherited IRA contracts. We anticipate making changes in 2020 to our Inherited IRA contracts to reflect these legislative changes. We also may consider limiting the availability of Inherited IRA contracts to new purchasers pending the issuance of further guidance.

VIII-2

See “Tax information” earlier in this Prospectus for a more detailed discussion of sources of contributions and certain contribution limitations. For information on when contributions are credited under your contract see “Dates and prices at which contract events occur” in “More information” earlier in this Prospectus. Please review your contract for information on contribution limitations.

VIII-3

Appendix IX: Guaranteed benefit lump sum payment option hypothetical illustrations

Example 1*. GMIB

Assume the contract owner is a 75 year old male who elected the GMIB at contract issue. Further assume the GMIB benefit base is $100,000 and the account value fell to zero, either due to a withdrawal that was not an Excess withdrawal or due to a deduction of charges. If the no lapse guarantee remains in effect, the contract owner would receive one the following:

If the type of Annuity is1:	Then the annual payment amount would be:
A single life annuity	$7,764.13
A single life annuity with a maximum 10-year period certain	$6,406.96
A joint life annuity	$5,675.19
A joint life annuity with a maximum 10-year period certain	$5,561.69
1	These are the only annuity payout options available under the GMIB. Not all annuity payout options are available in all contract series.

In the alternative, the contract owner may elect to receive the Guaranteed Benefit Lump Sum Payment. The Guaranteed Benefit Lump Sum Payment would be equal to the following:

If the percentage of computed contract reserve is:	Then the Guaranteed Benefit Lump Sum Payment Amount would be:
50%	$35,397.46
60%	$42,476.95
70%	$49,556.45
80%	$56,635.94
90%	$63,715.43

Example 2*. GWBL — with no guaranteed minimum or enhanced death benefit

Assume the contract owner is a 75 year old male who elected the GWBL at contract issue. Also assume the contract has no guaranteed minimum or enhanced death benefit. Further assume the GWBL benefit base is $100,000 and the account value fell to zero, either due to a withdrawal that was not an Excess withdrawal or due to a deduction of charges. The contract owner would receive one the following:

If the Applicable percentage is:	Then the Guaranteed annual withdrawal amount (GAWA) would be:
4.0%	$4,000.00
5.0%	$5,000.00
6.0%	$6,000.00

In the alternative, the contract owner may elect to receive the Guaranteed Benefit Lump Sum Payment. The Guaranteed Benefit Lump Sum Payment would be equal to the following:

If the percentage of computed contract reserve is:	And the GAWA is $4,000: Then the Guaranteed Benefit Lump Sum Payment Amount would be:	And the GAWA is $5,000: Then the Guaranteed Benefit Lump Sum Payment Amount would be:	And the GAWA is $6,000: Then the Guaranteed Benefit Lump Sum Payment Amount would be:
50%	$19,025.75	$23,782.19	$28,538.63
60%	$22,830.90	$28,538.63	$34,246.36
70%	$26,636.05	$33,295.07	$39,954.08
80%	$30,441.20	$38,051.51	$45,661.81
90%	$34,246.36	$42,807.94	$51,369.53

IX-1

Example 3*. GWBL — with a guaranteed minimum or enhanced death benefit

Assume the same facts in Example 2 above; except that the contract includes a $100,000 guaranteed minimum or enhanced death benefit at the time the account value fell to zero.

If the Applicable percentage is:	Then the Guaranteed annual withdrawal amount (GAWA) would be:
4.0%	$4,000.00
5.0%	$5,000.00
6.0%	$6,000.00

In the alternative, the contract owner may elect to receive the Guaranteed Benefit Lump Sum Payment. The Guaranteed Benefit Lump Sum Payment would be equal to the following:

If the percentage of computed contract reserve is:	And the GAWA is $4,000: Then the Guaranteed Benefit Lump Sum Payment Amount would be:	And the GAWA is $5,000: Then the Guaranteed Benefit Lump Sum Payment Amount would be:	And the GAWA is $6,000: Then the Guaranteed Benefit Lump Sum Payment Amount would be:
50%	$31,602.39	$35,561.38	$39,341.92
60%	$37,922.87	$42,673.65	$47,210.30
70%	$44,243.34	$49,785.93	$55,078.69
80%	$50,563.82	$56,898.20	$62,947.07
90%	$56,884.30	$64,010.48	$70,815.46
*

These examples are hypothetical and are the result of a significant number of actuarial calculations using multiple market scenarios and many years of future projections. Examples 2 and 3 do not reflect GAWA payments made on a joint life basis. GAWA Payments made on a joint life basis would be lower. In addition, Examples 2 and 3 do not reflect reductions for any annual payments under a Customized payment plan or Maximum payment plan made since the account value fell to zero. The results are for illustrative purposes and are not intended to represent your particular situation. Your guaranteed annual payments or Guaranteed Benefit Lump Sum Payment amount may be higher or lower than the amounts shown.

IX-2

Statement of additional information

Page

The Company	2

Unit Values	2

Custodian	2

Independent Registered Public Accounting Firm	2

Distribution of the Contracts	2

Financial Statements	2

Condensed Financial Information	Appendix I

How to Obtain an Accumulator® Statement of Additional Information for Separate Account No. 49

Send this request form to:

Retirement Service Solutions

P.O. Box 1547

Secaucus, NJ 07096-1547

Please send me an Accumulator® Series SAI for Separate Account No. 49 dated May 1, 2020.

Name

Address
City	State	Zip

#825635/Accumulator ‘02/’04, ‘06/’06.5, ‘07/’07.5, 8.0/8.2/8.3, 9.0 All

The Accumulator® Series

A combination variable and fixed deferred annuity contract

Prospectus dated May 1, 2020

Please read and keep this Prospectus for future reference. It contains important information that you should know before taking any action under your contract. This Prospectus supersedes all prior Prospectuses and supplements. You should read the prospectuses for each Trust, which contain important information about the portfolios.

What is the Accumulator® Series?

The Accumulator® Series are deferred annuity contracts issued by Equitable Financial Life Insurance Company (the “Company”, “we”, “our” and “us”), formerly AXA Equitable Life Insurance Company. The series consists of Accumulator®, Accumulator® PlusSM, Accumulator® EliteSM and Accumulator® SelectSM. The contracts provide for the accumulation of retirement savings and for income. The contracts offer income and death benefit protection as well. They also offer a number of payout options. You invest to accumulate value on a tax-deferred basis in one or more of our “investment options”: (i) variable investment options, (ii) the guaranteed interest option, or (iii) the account for special dollar cost averaging or the account for special money market dollar cost averaging.(†)

This Prospectus is a disclosure document and describes all of the contract’s material features, benefits, rights and obligations, as well as other information. The description of the contract’s material provisions in this Prospectus is current as of the date of this Prospectus. If certain material provisions under the contract are changed after the date of this Prospectus in accordance with the contract, those changes will be described in a supplement to this Prospectus. You should carefully read this Prospectus in conjunction with any applicable supplements. The contract should also be read carefully.

With limited exceptions, we no longer accept contributions to the contracts. We currently continue to accept contributions to: (i) QP contracts; and (ii) all contracts except TSA contracts, issued in the states of Florida and Texas. References to contributions in this Prospectus are for the benefit of contract owners currently eligible to continue making contributions to the contracts.

The contracts may not have been available in all states. Certain features and benefits described in this Prospectus may vary in your state; all features and benefits may not be available in all contracts, in all states or from all selling broker-dealers. Please see Appendix VI later in this Prospectus for more information on state availability and/or variations of certain features and benefits. All optional features and benefits described in this Prospectus may not have been available at the time you purchased the contract. We have the right to restrict availability of any optional feature or benefit. In addition, not all optional features and benefits may be available in combination with other optional features and benefits. We can refuse to accept any application or contribution from you at any time, including after you purchase the contract.

(†)

The account for special dollar cost averaging is only available with Accumulator® and Accumulator® EliteSM contracts. The account for special money market dollar cost averaging is only available with Accumulator® PlusSM and Accumulator® SelectSM contracts.

Variable investment options

•	1290 VT GAMCO Mergers & Acquisitions
•	1290 VT GAMCO Small Company Value
•	1290 VT SmartBeta Equity(2)
•	EQ/400 Managed Volatility(1)
•	EQ/2000 Managed Volatility(1)
•	EQ/AB Short Duration Government Bond(1)
•	EQ/AB Small Cap Growth
•	EQ/Aggressive Allocation(*)(1)
•	EQ/Aggressive Growth Strategy(2)
•	EQ/ClearBridge Select Equity Managed Volatility
•	EQ/Common Stock Index(1)
•	EQ/Conservative Allocation(*)(1)
•	EQ/Conservative-Plus Allocation(*)(1)
•	EQ/Core Bond Index(1)
•	EQ/Equity 500 Index(1)
•	EQ/Franklin Balanced Managed Volatility
•	EQ/Franklin Small Cap Value Managed Volatility(1)
•	EQ/Global Equity Managed Volatility
•	EQ/Intermediate Government Bond(1)
•	EQ/International Core Managed Volatility(1)
•	EQ/International Equity Index
•	EQ/International Value Managed Volatility
•	EQ/Janus Enterprise
•	EQ/Large Cap Core Managed Volatility(1)
•	EQ/Large Cap Growth Index(1)
•	EQ/Large Cap Growth Managed Volatility(1)
•	EQ/Large Cap Value Index(1)
•	EQ/Large Cap Value Managed Volatility(1)
•	EQ/Mid Cap Index(1)
•	EQ/Mid Cap Value Managed Volatility(1)
•	EQ/Moderate Allocation(*)(1)
•	EQ/Moderate-Plus Allocation(*)(1)
•	EQ/Money Market(1)
•	EQ/Quality Bond Plus(1)
•	EQ/Small Company Index
•	Multimanager Technology

(*)	The “EQ Allocation” Portfolios.
(1)

Not all variable investment options are available under all contracts. If you purchased your contract after approximately February 17, 2009, only these variable investment options are available under your contract. The other variable investment options listed on the front cover of this Prospectus are only available to contract owners who purchased their contracts before that date.

(2)

This is the surviving variable investment option of a Portfolio merger. Please see “Portfolios of the Trust” later in this prospectus for the name of the acquired variable investment option which may continue to be used in certain documents for a period of time after the date of this prospectus.

You may allocate amounts to any of the variable investment options. At any time, we have the right to limit or terminate your contributions and allocations to any of the variable investment options and to limit the number of variable investment options which you may elect. Each variable investment option is a subaccount of Separate Account No. 49. Each variable investment option, in turn, invests in a corresponding securities portfolio (“Portfolio”) of EQ Premier VIP Trust or EQ Advisors Trust (the “Trusts”). Your investment results in a variable investment option will depend on the investment performance of the related Portfolio.

You may also allocate amounts to the guaranteed interest option and the account for special dollar cost averaging

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense. The contracts are not insured by the FDIC or any other agency. They are not deposits or other obligations of any bank and are not bank guaranteed. They are subject to investment risks and possible loss of principal.

#814917 8.0/8.2/8.3 All

(for Accumulator® and Accumulator® EliteSM contracts) or the account for special money market dollar cost averaging (for Accumulator® PlusSM and Accumulator® SelectSM contracts), which are discussed later in this Prospectus. If you elect a Principal guarantee benefit, your investment options will be limited to the guaranteed interest option, the account for special dollar cost averaging (for Accumulator® and Accumulator® EliteSM contracts) or the account for special money market dollar cost averaging (for Accumulator® PlusSM and Accumulator® SelectSM contracts), the EQ Allocation Portfolios, the EQ/AB Short Duration Government Bond Portfolio and the EQ/Equity 500 Index Portfolio and, under certain contracts, the EQ/Franklin Templeton Allocation Managed Volatility Portfolio. If you elect the Guaranteed minimum income benefit and it later converts to the Guaranteed withdrawal benefit for life, your variable investment options will be limited to the EQ Allocation Portfolios, the EQ/AB Short Duration Government Bond Portfolio, the EQ/Equity 500 Index Portfolio and, under certain contracts, the EQ/Franklin Templeton Allocation Managed Volatility Portfolio.

Types of contracts.  We offer the contracts for use as:

•	A nonqualified annuity (“NQ”) for after-tax contributions only.

•	An individual retirement annuity (“IRA”), either traditional IRA or Roth IRA.

We offer two versions of the traditional IRA: “Rollover IRA” and “Flexible Premium IRA.” We also offer two versions of the Roth IRA: “Roth Conversion IRA” and “Flexible Premium Roth IRA.”

•	Traditional and Roth Inherited IRA beneficiary continuation contract (“Inherited IRA”) (direct transfer and specified direct rollover contributions only).

•	An annuity that is an investment vehicle for qualified defined contribution plans and certain qualified defined benefit plans (“QP”).

•

An Internal Revenue Code Section 403(b) Tax-Sheltered Annuity (“TSA”) — (“Rollover TSA”) (Rollover and direct transfer contributions only; employer or plan approval required). (Please note that Rollover TSA contracts were discontinued on June 8, 2009, and we no longer accept contributions to TSA contracts.)

Not all types of contracts are available with each version of the Accumulator® Series contracts. See “Rules regarding contributions to your contract” in “Appendix IX” for more information.

Registration statements relating to this offering have been filed with the SEC. The statement of additional information (“SAI”) dated May 1, 2020 is part of the registration statement. The SAI is available free of charge. You may request one by writing to our processing office at P.O. Box 1547, Secaucus, NJ 07096-1547 or calling 1-800-789-7771. The SAI is incorporated by this reference into this Prospectus. This Prospectus and the SAI can also be obtained from the SEC’s website at www.sec.gov. The table of contents for the SAI appears at the back of this Prospectus.

The contract is no longer available for new purchasers.  These versions of the Accumulator® Series contracts are no longer being sold. This Prospectus is designed for current contract owners. In addition to the possible state variations noted above, you should note that your contract features and charges may vary depending on the date on which you purchased your contract. For more information about the particular features, charges and options applicable to you, please contact your financial professional or refer to your contract, as well as review Appendix VII later in this Prospectus for contract variation information and timing. You may not change your contract or its features as issued.

Electronic delivery of shareholder reports (pursuant to Rule 30e-3).  Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the shareholder reports for portfolio companies available under your contract will no longer be sent by mail, unless you specifically request paper copies of the reports from the Company or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications electronically from the Company by calling 1-800-789- 7771 or by calling your financial intermediary.

You may elect to receive all future reports in paper free of charge. You can inform the Company or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling 1-877-522-5035, by sending an email request to EquitableFunds@dfinsolutions.com, or by calling your financial intermediary. Your election to receive reports in paper will apply to all portfolio companies available under your contract.

Contents of this Prospectus

Index of key words and phrases	5
The Company	7
How to reach us	8
The Accumulator® Series at a glance — key features	10

Fee table	13

Examples	15
Condensed financial information	16

1. Contract features and benefits	17
How you can contribute to your contract	17
Owner and annuitant requirements	17
How you can make your contributions	18
What are your investment options under the contract?	19
Portfolios of the Trusts	20
Allocating your contributions	26
Credits (For Accumulator® PlusSM contracts only)	29
Guaranteed minimum death benefit and Guaranteed minimum income benefit base	30
Annuity purchase factors	33
Guaranteed minimum income benefit	33
Adding the Guaranteed minimum income benefit after issue	36
Dropping the Guaranteed minimum income benefit after issue	37
Guaranteed minimum death benefit	37
Guaranteed withdrawal benefit for life (“GWBL”)	40
Dropping the Guaranteed withdrawal benefit for life after conversion	46
Principal guarantee benefits	47
Guaranteed benefit offers	48
Guaranteed benefit lump sum payment option	48
Inherited IRA beneficiary continuation contract	50
Your right to cancel within a certain number of days	51

2. Determining your contract’s value	52
Your account value and cash value	52
Your contract’s value in the variable investment options	52
Your contract’s value in the guaranteed interest option	52
Your contract’s value in the account for special dollar cost averaging	52
Effect of your account value falling to zero	52
Termination of your contract	53

When we address the reader of this Prospectus with words such as “you“ and “your,“ we mean the person who has the right or responsibility that the Prospectus is discussing at that point. This is usually the contract owner.

When we use the word “contract“ it also includes certificates that are issued under group contracts in some states.

3

3. Transferring your money among investment options	54
Transferring your account value	54
Our administrative procedures for calculating your Roll-Up benefit base following a transfer	54
Disruptive transfer activity	55
Rebalancing your account value	56

4. Accessing your money	58
Withdrawing your account value	58
How withdrawals are taken from your account value	62
How withdrawals affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Principal guarantee benefits	63
How withdrawals affect your GWBL	64
Withdrawals treated as surrenders	64
Loans under Rollover TSA contracts	64
Surrendering your contract to receive its cash value	65
When to expect payments	66
Signature guarantee	66
Your annuity payout options	66

5. Charges and expenses	69
Charges that the Company deducts	69
Charges that the Trusts deduct	74
Group or sponsored arrangements	74
Other distribution arrangements	74

6. Payment of death benefit	75
Your beneficiary and payment of benefit	75
Beneficiary continuation option	78

7. Tax information	81
Overview	81
CARES Act	81
Contracts that fund a retirement arrangement	81
Transfers among investment options	81
Taxation of nonqualified annuities	81
Individual retirement arrangements (IRAs)	84
Traditional individual retirement annuities (traditional IRAs)	85
Roth individual retirement annuities (Roth IRAs)	90
Tax withholding and information reporting	93
Special rules for contracts funding qualified plans	94
Impact of taxes to the Company	94

8. More information	95
About Separate Account No. 49	95
About the Trusts	95
About the general account	95
About other methods of payment	96
Dates and prices at which contract events occur	97
About your voting rights	97
COVID-19	98

Cybersecurity risks and catastrophic events	98
Statutory compliance	99
About legal proceedings	99
Financial statements	99
Transfers of ownership, collateral assignments, loans and borrowing	99
About Custodial IRAs	100
How divorce may affect your guaranteed benefits	100
How divorce may affect your Joint Life GWBL	100
Distribution of the contracts	100

Appendices

I	—	Condensed financial information	I-1

II	—	Purchase considerations for QP contracts	II-1

III	—	Enhanced death benefit example	III-1

IV	—	Hypothetical illustrations	IV-1

V	—	Earnings enhancement benefit example	V-1

VI	—	State contract availability and/or variations of certain features and benefits	VI-1

VII	—	Contract variations	VII-1

VIII	—	Tax-sheltered annuity contracts (TSAs)	VIII-1

IX	—	Rules regarding contributions to your contract	IX-1

X	—	Guaranteed benefit lump sum payout option hypothetical illustrations	X-1

Statement of additional information Table of contents

4

Index of key words and phrases

This index should help you locate more information on the terms used in this Prospectus.

Page

4% Roll-Up to age 85	31
account for special dollar cost averaging	26
account for special money market dollar cost averaging	27
account value	52
administrative charge	69
annual administrative charge	70
Annual Ratchet	44
Annual Ratchet to age 85 enhanced death benefit	72
annuitant	17
annuitization	66
annuity maturity date	68
annuity payout options	66
annuity purchase factors	33
automatic annual reset program	32
automatic customized reset program	32
automatic investment program	96
beneficiary	75
Beneficiary continuation option (“BCO”)	78
business day	97
cash value	52
charges for state premium and other applicable taxes	74
contract date	18
contract date anniversary	18
contract year	18
contributions to Roth IRAs	91
regular contributions	91
rollovers and direct transfers	86
conversion contributions	92
contributions to traditional IRAs	85
regular contributions	85
rollovers and direct transfers	86
Conversion effective date	40
Conversion transaction date	40
credit	29
disability, terminal illness or confinement to nursing home	71
disruptive transfer activity	55
Distribution Charge	70
Earnings enhancement benefit	38
Earnings enhancement benefit charge	73
ERISA	74
EQ Allocation portfolios	1
Excess withdrawal	43
fixed-dollar option	28
Flexible Premium IRA	2
Flexible Premium Roth IRA	2
free look	51
free withdrawal amount	71
general account	95
general dollar cost averaging	28
GMIB addition date	37
GMIB effective date	37
GMIB effective date anniversary	35

Page

guaranteed interest option	26
Guaranteed minimum death benefit	37
Guaranteed minimum death benefit and Guaranteed minimum income benefit base	30
Guaranteed minimum income benefit	33
Guaranteed minimum income benefit charge	73
Guaranteed minimum income benefit “no lapse guarantee”	34
Guaranteed withdrawal benefit for life (“GWBL”)	40
Guaranteed withdrawal benefit for life benefit charge	73
GWBL benefit base	41
Inherited IRA	2
investment options	44
Investment simplifier	28
IRA	84
IRS	81
lifetime required minimum distribution withdrawals	61
loan reserve account	65
loans under Rollover TSA	64
market timing	55
Maturity date annuity payments	68
Mortality and expense risks charge	69
NQ	2
one-time reset option	32
Online Account Access	8
partial withdrawals	60
participant	35
Portfolio	1, 14
Principal guarantee benefits	47
processing office	2, 8
QP	2
rebalancing	45
Rollover IRA	2
Rollover TSA	2
Roll-Up benefit base reset option	8
Roth Conversion IRA	2
Roth IRA	90
SAI	2
SEC	1
self-directed allocation	26
Separate Account No. 49	95
Special dollar cost averaging	27
Special money market dollar cost averaging	27
standard death benefit	31
substantially equal withdrawals	60
Spousal continuation	76
systematic withdrawals	60
TSA	2
traditional IRA	85
Trusts	1, 95
unit	27
variable investment options	1, 19
wire transmittals and electronic applications	96
withdrawal charge	70

5

To make this Prospectus easier to read, we sometimes use different words than in the contract or supplemental materials. This is illustrated below. Although we use different words, they have the same meaning in this Prospectus as in the contract or supplemental materials. Your financial professional can provide further explanation about your contract or supplemental materials.

Prospectus	Contract or Supplemental Materials
variable investment options	Investment Funds

account value	Annuity Account Value

unit	Accumulation Unit

Guaranteed minimum income benefit excess withdrawal	Excess Withdrawal

guaranteed interest option	Guaranteed Interest Account

6

The Company

We are Equitable Financial Life Insurance Company, a New York stock life insurance corporation. We have been doing business since 1859. The Company is an indirect wholly owned subsidiary of Equitable Holdings, Inc. No other company has any legal responsibility to pay amounts that the Company owes under the contracts. The Company is solely responsible for paying all amounts owed to you under your contract.

Equitable Holdings, Inc. and its consolidated subsidiaries managed approximately $734.4 billion in assets as of December 31, 2019. For more than 160 years the Company has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.

7

How to reach us

Please communicate with us at the mailing addresses listed below for the purposes described. You can also use our Online Account Access system to access information about your account and to complete certain requests through the Internet. Certain methods of contacting us, such as by telephone or electronically, may be unavailable, delayed or discontinued. For example, our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing. In addition, the level and type of service available may be restricted based on criteria established by us. In order to avoid delays in processing, please send your correspondence and check to the appropriate location, as follows:

For correspondence with checks:

For contributions sent by regular mail:

Retirement Service Solutions

P.O. Box 1577

Secaucus, NJ 07096-1577

For contributions sent by express delivery:

Retirement Service Solutions

500 Plaza Drive, 6th Floor

Secaucus, NJ 07094

For correspondence without checks:

For all other communications (e.g., requests for transfers, withdrawals, or required notices) sent by regular mail:

Retirement Service Solutions

P.O. Box 1547

Secaucus, NJ 07096-1547

For all other communications (e.g., requests for transfers, withdrawals, or required notices) sent by express delivery:

Retirement Service Solutions

500 Plaza Drive, 6th Floor

Secaucus, NJ 07094

Your correspondence will be picked up at the mailing address noted above and delivered to our processing office. Your correspondence, however, is not considered received by us until it is received at our processing office. Where this Prospectus refers to the day when we receive a contribution, request, election, notice, transfer or any other transaction request from you, we mean the day on which that item (or the last thing necessary for us to process that item) arrives in complete and proper form at our processing office or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives (1) on a day that is not a business day or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day. Our processing office is: 500 Plaza Drive, 6th Floor, Secaucus, New Jersey 07094.

Reports we provide:

•

written confirmation of financial transactions and certain non-financial transactions, including addition of the Guaranteed minimum income benefit after contract issuance and termination of a systematic withdrawal option;

•	statement of your account value at the close of each calendar year, and any calendar quarter in which there was a financial transaction; and

•

annual statement of your account value as of the close of the contract year, including notification of eligibility to exercise the Guaranteed minimum income benefit and/or the Roll-Up benefit base reset option and eligibility to convert the Guaranteed minimum income benefit to the Guaranteed withdrawal benefit for life at age 85.

Online Account Access system:

Online Account Access is designed to provide this information through the Internet. You can obtain information on:

•	your current account value;

•	your current allocation percentages;

•	the number of units you have in the variable investment options;

•	the daily unit values for the variable investment options; and

•	performance information regarding the variable investment options.

You can also:

•	change your allocation percentages and/or transfer among the investment options;

•	elect to receive certain contract statements electronically;

•	enroll in, modify or cancel a rebalancing program;

•	change your address;

•	change your password; and

•	access Frequently Asked Questions and Service Forms.

Online Account Access is normally available seven days a week, 24 hours a day. You may access Online Account Access by visiting our website at www.equitable.com. Of course, for reasons beyond our control, this service may sometimes be unavailable.

We have established procedures to reasonably confirm that the instructions communicated by the Internet are genuine. For example, we will require certain personal identification information before we will act on Internet instructions and we will provide written confirmation of your transfers. If we do not employ reasonable procedures to confirm the genuineness of Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following Internet instructions we reasonably believe to be genuine.

We reserve the right to limit access to this service if we determine that you engaged in a disruptive transfer activity, such as “market timing” (see “Disruptive transfer activity” in “Transferring your money among investment options” later in this Prospectus).

8

Customer service representative:

You may also use our toll-free number (1-800-789-7771) to speak with one of our customer service representatives. Our customer service representatives are available on the following business days:

•	Monday through Thursday from 8:30 a.m. until 7:00 p.m., Eastern time.

•	Friday from 8:30 a.m. until 5:30 p.m., Eastern time.

We require that the following types of communications be on specific forms we provide for that purpose:

(1)	authorization for telephone transfers by your financial professional;

(2)	conversion of a traditional IRA to a Roth Conversion IRA or, depending on your contract, Flexible Premium Roth IRA contract;

(3)	election of the automatic investment program;

(4)	requests for loans under Rollover TSA contracts (employer or plan approval required);

(5)	spousal consent for loans under Rollover TSA contracts;

(6)	requests for withdrawals or surrenders from Rollover TSA contracts (employer or plan approval required) and contracts with the Guaranteed withdrawal benefit for life (“GWBL”);

(7)	tax withholding elections (see withdrawal request form);

(8)	election of the beneficiary continuation option;

(9)	IRA contribution recharacterizations;

(10)	Section 1035 exchanges;

(11)	direct transfers and rollovers;

(12)	exercise of the Guaranteed minimum income benefit;

(13)	requests to reset your Roll-Up benefit base by electing one of the following: one-time reset option, automatic annual reset program or automatic customized reset program;

(14)	requests to opt out of or back into the Annual Ratchet of the GWBL benefit base;

(15)	death claims;

(16)	change in ownership (NQ only, if available under your contract);

(17)	requests for enrollment in either our Maximum payment plan or Customized payment plan under the GWBL;

(18)	purchase by, or change of ownership to, a non-natural owner;

(19)	requests to reset the guaranteed minimum value for contracts with a Principal guarantee benefit;

(20)	requests to collaterally assign your NQ contract;

(21)	requests to drop the GWBL or add or drop the Guaranteed minimum income benefit;

(22)	election to convert the Guaranteed minimum income benefit to the GWBL at age 85;

(23)	requests to add a Joint life after conversion of the Guaranteed minimum income benefit to the GWBL at age 85;
(24)	transfers into and among the investment options; and

(25)	requests for withdrawals.

We also have specific forms that we recommend you use for the following types of requests:

(1)	beneficiary changes;

(2)	contract surrender;

(3)	general dollar cost averaging (including the fixed dollar and interest sweep options);

(4)	special money market dollar cost averaging (for Accumulator® PlusSM and Accumulator® SelectSM contracts only);

(5)	special dollar cost averaging (for Accumulator® and Accumulator® EliteSM contracts only); and

(6)	RMD payments from inherited IRAs.

To cancel or change any of the following, we require written notification generally at least seven calendar days before the next scheduled transaction:

(1)	automatic investment program;

(2)	general dollar cost averaging (including the fixed dollar and interest sweep options);

(3)	special money market dollar cost averaging (for Accumulator® PlusSM and Accumulator® SelectSM contracts only);

(4)	special dollar cost averaging (for Accumulator® and Accumulator® EliteSM contracts only);

(5)	substantially equal withdrawals;

(6)	systematic withdrawals; and

(7)	the date annuity payments are to begin.

To cancel or change any of the following, we require written notification at least one calendar day prior to your contract date anniversary:

(1)	automatic annual reset program; and

(2)	automatic customized reset program.

You must sign and date all these requests. Any written request that is not on one of our forms must include your name and your contract number along with adequate details about the notice you wish to give or the action you wish us to take. Some requests may be completed online; you can use our Online Account Access system to contact us and to complete such requests through the Internet. In the future, we may require that certain requests be completed online.

Signatures:

The proper person to sign forms, notices and requests would normally be the owner. If there are joint owners, both must sign.

eDelivery:

You can register to receive statements and other documents electronically. You can do so by visiting our website at www.equitable.com.

9

The Accumulator® Series at a glance — key features

Four Contract Series	This Prospectus describes The Accumulator® Series contracts — Accumulator®, Accumulator® PlusSM, Accumulator® EliteSM, and Accumulator® SelectSM. Each series provides for the accumulation of retirement savings and income, offers income and death benefit protection, and offers various payout options.

Each series provides a different charge structure. For details, please see the summary of the contract features below, the “Fee table” and “Charges and expenses” later in this Prospectus.

Each series is subject to different contribution rules, which are described in “Contribution amounts” later in this section and in “How you can contribute to your contract” in “Contract features and benefits” and “Rules regarding contributions to your contract” in “Appendix IX” later in this Prospectus.

The chart below shows the availability of key features under each series of the contract.

	Accumulator®	Accumulator® PlusSM	Accumulator® EliteSM	Accumulator® SelectSM
Special dollar cost averaging	Yes	No	Yes	No
Special money market dollar cost averaging	No	Yes	No	Yes
Credits	No	Yes	No	No

Throughout the Prospectus, any differences among the contract series are identified.

You should work with your financial professional to decide which series of the contract may be appropriate for you based on a thorough analysis of your particular insurance needs, financial objectives, investment goals, time horizons and risk tolerance.
Professional investment management	The Accumulator® Series’ variable investment options invest in different Portfolios managed by professional investment advisers.
Guaranteed interest option	• Principal and interest guarantees. • Interest rates set periodically.
Tax considerations	• No tax on earnings inside the contract until you make withdrawals from your contract or receive annuity payments.
• No tax on transfers among investment options inside the contract.
If you are purchasing or contributing to an annuity contract, which is an Individual Retirement Annuity (IRA) or Tax Sheltered Annuity (TSA), or to fund an employer retirement plan (QP or Qualified Plan), you should be aware that such annuities do not provide tax deferral benefits beyond those already provided by the Internal Revenue Code for these types of arrangements. Before purchasing or contributing to one of these contracts, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of these annuities compared with any other investment that you may use in connection with your retirement plan or arrangement. Depending on your personal situation, the contract’s guaranteed benefits may have limited usefulness because of required minimum distributions (“RMDs”).
Guaranteed minimum income benefit

The Guaranteed minimum income benefit provides income protection for you during your life once you elect to annuitize the contract by exercising the benefit. If you do not elect to exercise the Guaranteed minimum income benefit, this benefit will automatically convert to a Guaranteed withdrawal benefit for life as of the contract date anniversary following age 85, unless you terminate the benefit.

The Guaranteed withdrawal benefit for life guarantees that you can take withdrawals up to a maximum amount each contract year. The Guaranteed withdrawal benefit for life is only available upon conversion of the Guaranteed minimum income benefit at age 85; you cannot elect it at issue.

10

Contribution amounts	Currently, with limited exceptions, we are not accepting additional contributions to Accumulator® series contracts. We currently continue to accept contributions to: (i) QP contracts; and (ii) all contracts, except TSA, issued in the states of Florida and Texas. Information regarding contributions in this section is for the benefit of contract owners currently eligible to continue making contributions to the contracts.

The chart below shows the minimum initial and additional contribution amounts under the contracts. Initial contribution amounts are provided for informational purposes only. See “Rules regarding contributions to your contract” in “Appendix IX” for more information.

	Accumulator®	Accumulator® PlusSM	Accumulator® EliteSM	Accumulator® SelectSM
NQ	$5,000($500)(1)	$10,000($500)(1)	$10,000($500)(1)	$25,000($500)(1)
Rollover IRA	$5,000($50)(1)	$10,000($50)(1)	$10,000($50)(1)	$25,000($50)(1)
Flexible Premium IRA	$4,000($50)(2)	n/a	n/a	n/a
Roth Conversion IRA	$5,000($50)(1)	$10,000($50)(1)	$10,000($50)(1)	$25,000($50)(1)
Flexible Premium Roth IRA	$4,000($50)(2)	n/a	n/a	n/a
Inherited IRA Beneficiary Continuation contract (traditional IRA or Roth IRA) (“Inherited IRA”)	$5,000($1,000)	n/a	$10,000($1,000)	$25,000($1,000)
QP	$5,000($500)	$10,000($500)	$10,000($500)	n/a
Rollover TSA(3)	$5,000($500)	$10,000($500)	$10,000($500)	$25,000($500)

(1) $100 monthly and $300 quarterly under our automatic investment program.

(2) $50 monthly or quarterly under our automatic investment program.

(3) Please note that Rollover TSA contracts were discontinued on June 8, 2009.

• Maximum contribution limitations apply to all contracts. For more information, please see “How you can contribute to your contract” in “Contract features and benefits” later in this Prospectus.
In general, contributions are limited to $1.5 million ($500,000 maximum for owners or annuitants who are age 81 and older at contract issue) under all Accumulator® Series contracts with the same owner or annuitant. We generally limit aggregate contributions made after the first contract year to 150% of first-year contributions. Upon advance notice to you, we may exercise certain rights we have under the contract regarding contributions, including our rights to (i) change minimum and maximum contribution requirements and limitations, and (ii) discontinue acceptance of contributions. Further, we may at any time exercise our rights to limit your transfers to any of the variable investment options and to limit the number of variable investment options which you may elect. For more information, please see “How you can contribute to your contract” in “Contract features and benefits” later in this Prospectus.
Credit (Accumulator® PlusSM contracts only)	We allocate your contributions to your account value. We allocate a credit to your account value at the same time that we allocate your contributions. The credit will apply to additional contribution amounts only to the extent that those amounts exceed total withdrawals from the contract. The amount of credit may be up to 5% of each contribution, depending on certain factors. The credit is subject to recovery by us in certain limited circumstances.
Access to your money

•   Partial withdrawals

•   Several withdrawal options on a periodic basis

•   Loans under Rollover TSA contracts (employer or plan approval required)

•   Contract surrender

•   Maximum payment plan (only under contracts with GWBL)

•   Customized payment plan (only under contracts with GWBL)

You may incur a withdrawal charge (not applicable to Accumulator® SelectSM contracts) for certain withdrawals or if you surrender your contract. You may also incur income tax and a tax penalty. Certain withdrawals will diminish the value of optional benefits.

Payout options	• Fixed annuity payout options

11

Additional features

•   Guaranteed minimum death benefit options

•   Principal guarantee benefits

•   Dollar cost averaging

•   Automatic investment program

•   Account value rebalancing (quarterly, semiannually, and annually)

•   Free transfers

•   Waiver of withdrawal charge for certain withdrawals, disability, terminal illness, or confinement to a nursing home (not applicable to Accumulator® SelectSM contracts)

•   Earnings enhancement benefit, an optional death benefit available under certain contracts

•   Option to add or drop the Guaranteed minimum income benefit after issue

•   Option to drop the Guaranteed withdrawal benefit for life after conversion

•   Spousal continuation

•   Beneficiary continuation option

•   Roll-Up benefit base reset

Fees and charges	Please see “Fee table” later in this section for complete details.
Owner and annuitant issue ages	Please see “Rules regarding contributions to your contract” in “Appendix IX” for owner and annuitant issue ages applicable to your contract.
Guaranteed benefit offers	From time to time, we may offer you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits. See “Guaranteed benefit offers” in “Contract features and benefits” for more information.

The table above summarizes only certain current key features and benefits of the contract. The table also summarizes certain current limitations, restrictions and exceptions to those features and benefits that we have the right to impose under the contract and that are subject to change in the future. In some cases, other limitations, restrictions and exceptions may apply. The contract may not currently be available in all states. Certain features and benefits described in this Prospectus may vary in your state; all features and benefits may not be available in all contracts, in all states or from all selling broker-dealers. Please see Appendix VI later in this Prospectus for more information on state availability and/or variations of certain features and benefits.

For more detailed information, we urge you to read the contents of this Prospectus, as well as your contract. This Prospectus is a disclosure document and describes all of the contract’s features, benefits, rights and obligations. The Prospectus should be read carefully before investing. Please feel free to speak with your financial professional, or call us, if you have any questions.

Other contracts

We offer a variety of fixed and variable annuity contracts. They may offer features, including investment options, credits, fees and/or charges that are different from those in the contracts offered by this Prospectus. Not every contract is offered through every selling broker-dealer. Some selling broker-dealers may not offer and/or limit the offering of certain features or options, as well as limit the availability of the contracts, based on issue age or other criteria established by the selling broker-dealer. Upon request, your financial professional can show you information regarding our other annuity contracts that he or she distributes. You can also contact us to find out more about the availability of any of our annuity contracts.

You should work with your financial professional to decide whether an optional benefit is appropriate for you based on a thorough analysis of your particular insurance needs, financial objectives, investment goals, time horizons and risk tolerance.

Exchange Programs

From time to time we may offer programs under which certain Accumulator® EliteSM contracts previously issued by us (the “old contract”) may be exchanged for the Accumulator® EliteSM contract offered by this Prospectus (the “new contract”). Under any such program, the old contract may only be surrendered if the entire account value is free of surrender charges. The account value attributable to the old contract would not be subject to any withdrawal charge under the new contract, but would be subject to all other charges and fees under the new contract. Any additional contributions to the new contract would be subject to all fees and charges, including the withdrawal charge described in this Prospectus. If you are the owner of an old contract, you should carefully consider whether an exchange is appropriate for you by comparing the death benefits, living benefits, and other guarantees provided by your old contract to the benefits and guarantees that would be provided by the new contract offered by this Prospectus. You should also compare the fees and charges of your old contract to the fees and charges of the new contract described in this Prospectus, which may be higher than your old contract. Any such program will be made available on terms and conditions determined by us and will comply with applicable law. As of the date of this Prospectus, we do not currently have a program in connection with an exchange of an old contract to a new contract.

12

Fee table

The following tables describe the fees and expenses that you will pay when owning and surrendering the contract. Each of the charges and expenses is more fully described in “Charges and expenses” later in this Prospectus.

All features listed below may not have been available at the time you purchased your contract. See Appendix VII later in this Prospectus for more information.

The first table describes fees and expenses that you will pay at the time you surrender the contract, request special services or if you make certain withdrawals or apply your cash value to certain payout options. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply.

Charges we deduct from your account value at the time you request certain transactions
Maximum withdrawal charge as a percentage of contributions with drawn(1) (deducted if you surrender your contract or make certain withdrawals or apply your cash value to certain payout options).	Accumulator® 7.00%	Accumulator® PlusSM 8.00%	Accumulator® EliteSM 8.00%	Accumulator® SelectSM N/A

Special services charges

• Wire transfer charge	Current and Maximum Charge:	$90

• Express mail charge	Current and Maximum Charge:	$35

• Duplicate contract charge	Current and Maximum Charge:	$35(2)

The following tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including the underlying trust portfolio fees and expenses.

Charges we deduct from your account value on each contract date anniversary
Maximum annual administrative charge(3)
If your account value on a contract date anniversary is less than $50,000(4)	$30

If your account value on a contract date anniversary is $50,000 or more	$0

Charges we deduct from your variable investment options expressed as an annual percentage of daily net assets(5)
Separate account annual expenses:	Accumulator®	Accumulator® PlusSM	Accumulator® EliteSM	Accumulator® SelectSM

Mortality and expense risks(6)	0.80%	0.95%	1.10%	1.10%

Administrative	0.30%	0.35%	0.30%	0.25%

Distribution	0.20%	0.25%	0.25%	0.35%

Total Separate account annual expenses	1.30%	1.55%	1.65%	1.70%

13

Charges we deduct from your account value each year if you elect any of the following optional benefits(7)
Guaranteed minimum death benefit charge (Calculated as a percentage of the applicable benefit base.(9) Deducted annually on each contract date anniversary for which the benefit is in effect.)

Standard death benefit	No Charge

Annual Ratchet to age 85	0.25%

Annual Ratchet to age 85 (New York only)	0.30%

Greater of 4% Roll-Up to age 85 or Annual Ratchet to age 85	1.00%(9)

(only available if you also elect the Guaranteed minimum income benefit)

If you elect to reset this benefit base, we will increase your charge to:	1.15%
Guaranteed minimum income benefit charge(8) (Calculated as a percentage of the applicable benefit base.(9) Deducted annually on each contract date anniversary for which the benefit is in effect.)	1.00%(10)

If you elect to reset the Roll-Up benefit base, we will increase your charge to:	1.30%
Earnings enhancement benefit charge(8) (Calculated as a percent age of the account value. Deducted annually on each contract date anniversary for which the benefit is in effect.)	0.35%
Guaranteed withdrawal benefit for life benefit charge (Available only upon conversion of the Guaranteed minimum income benefit and calculated as a percentage of the GWBL benefit base.(7) Deducted annually on each contract date anniversary for which the benefit is in effect.)	1.00%(11)

If your GWBL benefit base ratchets, we will increase your charge to:	1.30%
Please see “Guaranteed withdrawal benefit for life (“GWBL”)” in “Contract features and benefits” for more information about this feature, including its benefit base and the Annual Ratchet provision, and “Guaranteed withdrawal benefit for life benefit charge” in “Charges and expenses,” both later in this Prospectus.
Principal guarantee benefits charge(8) (Calculated as a percentage of the account value. Deducted annually on each contract date anniversary for which the benefit is in effect.)

100% Principal guarantee benefit	0.50%

125% Principal guarantee benefit	0.75%

Net loan interest charge - Rollover TSA contracts only (Calculated and deducted daily as a percentage of the outstanding loan amount.)	2.00%(12)

You also bear your proportionate share of all fees and expenses paid by a “Portfolio” that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses charged by any of the Portfolios that you will pay periodically during the time that you own the contract. These fees and expenses are reflected in the Portfolio’s net asset value each day. Therefore, they reduce the investment return of the Portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each Portfolio’s fees and expenses is contained in the Trust prospectus for the Portfolio.

Portfolio operating expenses expressed as an annual percentage of daily net assets(4)
Total Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets including management fees, 12b-1 fees, service fees, and/or other expenses)(13)	Lowest 0.58%	Highest 1.38%

14

Notes:

(1)	Deducted upon a withdrawal of amounts in excess of the 10% free withdrawal amount, if applicable:

The withdrawal charge percentage we use is determined by the contract year in which you make the withdrawal or surrender your contract. For each contribution, we consider the contract year in which we receive that contribution to be “contract year 1”)

(2)	This charge is currently waived. This waiver may be discontinued at any time, with or without notice.

Contract Year	Accumulator®	Accumulator® PlusSM	Accumulator® EliteSM
1	7.00%	8.00%	8.00%
2	7.00%	8.00%	7.00%
3	6.00%	7.00%	6.00%
4	6.00%	7.00%	5.00%
5	5.00%	6.00%	0.00%
6	3.00%	5.00%	0.00%
7	1.00%	4.00%	0.00%
8	0.00%	3.00%	0.00%
9	0.00%	2.00%	0.00%
10+	0.00%	0.00%	0.00%

(3)	If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the charge for that year.

(4)	During the first two contract years this charge, if applicable, is equal to the lesser of $30 or 2% of your account value. Thereafter, the charge, if applicable, is $30 for each contract year.

(5)	Daily net assets is the sum of the value of the amounts invested in all your portfolios before we deduct applicable contract charges, which are set forth in the tables above.

(6)

These charges compensate us for certain risks we assume and expenses we incur under the contract. We expect to make a profit from these charges. For Accumulator® PlusSM contracts, the charges also compensate us for the expense associated with the credit.

(7)

If the contract is surrendered or annuitized, or a death benefit is paid, or the benefit is dropped (if applicable), on any date other than the contract date anniversary, we will deduct a pro rata portion of the charge for that year.

(8)

You may not elect both the Guaranteed minimum income benefit and one of our Principal guarantee benefits. If you elect the Earnings enhancement benefit at issue, and your Guaranteed minimum income benefit then converts to the Guaranteed withdrawal benefit for life at age 85, the Earnings enhancement benefit will continue in force after conversion, although it may be adversely affected by withdrawals under the Guaranteed withdrawal benefit for life.

(9)

The benefit base is not an account value or cash value. If you elect the Guaranteed minimum income benefit and/or the Guaranteed minimum death benefit at issue, your initial benefit base is equal to your initial contributions to your contract. For Accumulator® PlusSM contracts, your initial benefit base does not include the credit. Subsequent adjustments to the applicable benefit base may result in a benefit base that is significantly different from your total contributions or account value. See “Guaranteed minimum income benefit and Guaranteed minimum death benefit base” and “GWBL benefit base” in “Contract features and benefits” later in this Prospectus.

(10)

We will increase this charge to 1.30% if you elect to reset your Roll-Up benefit base on any contract date anniversary. See both “Guaranteed minimum death benefit charge” and “Guaranteed minimum income benefit charge” in “Charges and expenses” later in this Prospectus. Any reset prior to April 1, 2013 did not result in an increased charge. This charge may be lower for certain contract owners. Please see Appendix VII later in this Prospectus for more information.

(11)

This assumes that the Guaranteed minimum income benefit charge does not increase before the Conversion effective date at age 85. If it did, the charge would equal the Guaranteed minimum income benefit charge percentage at the time of conversion, which could be as high as 1.30%. This charge may be lower for certain contract owners. Please see Appendix VII later in this Prospectus for more information.

(12)

We charge interest on loans under Rollover TSA contracts but also credit you interest on your loan reserve account. Our net loan interest charge is determined by the excess between the interest rate we charge over the interest rate we credit. See “Loans under Rollover TSA contracts” later in this Prospectus for more information on how the loan interest is calculated and for restrictions that may apply.

(13)	“Total Annual Portfolio Operating Expenses” may be based, in part, on estimated amounts of such expenses.

Examples

These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying trust fees and expenses (including the underlying portfolio fees and expenses).

The examples below show the expenses that a hypothetical contract owner (who has elected the enhanced death benefit that provides for the Greater of 4% Roll-Up to age 85 or Annual Ratchet to age 85 and the Earnings enhancement benefit with the Guaranteed minimum income benefit) would pay in the situations illustrated. These examples use an average annual administrative charge based on the charges paid in the prior calendar year which results in an estimated administrative charge calculated as a percentage of contract value, as follows: Accumulator® 0.006%; Accumulator® PlusSM 0.009%; Accumulator® EliteSM 0.012%; and Accumulator® SelectSM 0.005%.

15

The guaranteed interest option, the account for special dollar cost averaging (if applicable under your contract) and the account for special money market dollar cost averaging (if applicable under your contract) are not covered by these examples. However, the annual administrative charge, the withdrawal charge (if applicable under your contract) and the charge for any optional benefits do apply to the guaranteed interest option, the account for special dollar cost averaging (if applicable under your contract) and the account for special money market dollar cost averaging (if applicable under your contract).

The examples assume that you invest $10,000 in the contract for the time periods indicated, and that your investment has a 5% return each year. The example for Accumulator® PlusSM contracts assumes a 4% credit was applied to your contribution. Other than the administrative charge (which is described immediately above), the example also assumes maximum contract charges that would apply based on a 5% rate of return and total annual expenses of the Portfolios (before expense limitations) as set forth in the previous charts. These examples should not be considered a representation of past or future expenses for each option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Accumulator®
	If you surrender your contract at the end of the applicable time period				If you do not surrender your contract at the end of the applicable time period
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
(a) assuming maximum fees and expenses of any of the Portfolios	$1,227	$2,300	$3,406	$6,060	$527	$1,700	$2,906	$6,060
(b) assuming minimum fees and expenses of any of the Portfolios	$1,143	$2,056	$3,012	$5,351	$443	$1,456	$2,512	$5,351

	Accumulator® EliteSM
	If you surrender your contract at the end of the applicable time period				If you do not surrender your contract at the end of the applicable time period
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
(a) assuming maximum fees and expenses of any of the Portfolios	$1,364	$2,408	$3,077	$6,357	$564	$1,808	$3,077	$6,357
(b) assuming minimum fees and expenses of any of the Portfolios	$1,280	$2,165	$2,689	$5,674	$480	$1,565	$2,689	$5,674

	Accumulator® PlusSM
	If you surrender your contract at the end of the applicable time period				If you do not surrender your contract at the end of the applicable time period
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
(a) assuming maximum fees and expenses of any of the Portfolios	$1,370	$2,522	$3,702	$6,423	$570	$1,822	$3,102	$6,423
(b) assuming minimum fees and expenses of any of the Portfolios	$1,285	$2,270	$3,297	$5,702	$485	$1,570	$2,697	$5,702

	Accumulator® SelectSM
	If you annuitize at the end of the applicable time period				If you surrender or do not surrender your contract at the end of the applicable time period
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
(a) assuming maximum fees and expenses of any of the Portfolios	N/A	$2,171	$3,447	$6,742	$569	$1,821	$3,097	$6,392
(b) assuming minimum fees and expenses of any of the Portfolios	N/A	$1,928	$3,060	$6,062	$485	$1,578	$2,710	$5,712

For information on how your contract works under certain hypothetical circumstances, please see Appendix IV at the end of this Prospectus.

Condensed financial information

Please see Appendix I at the end of this Prospectus or the Statement of Additional Information for the unit values and the number of units outstanding as of the end of the periods shown for each of the variable investment options available as of December 31, 2019.

16

1. Contract features and benefits

How you can contribute to your contract

Except as described below, we no longer accept contributions to the contracts, including contributions made through our automatic investment program. Contributions received at our processing office will be returned to you. This change has no effect on amounts that are already invested in your contract or on your guaranteed benefits.

We currently continue to accept contributions to: (i) QP contracts; and (ii) all contracts, except TSA contracts, issued in the states of Florida and Texas. Information regarding contributions in this section is for the benefit of contract owners currently eligible to continue making contributions to the contracts.

The table in Appendix IX summarizes our current rules regarding contributions to your contract, which rules are subject to change. We require a minimum contribution amount for each type of contract purchased. Maximum contribution limitations also apply. In some states, our rules may vary. Both the owner and annuitant named in the contract must meet the issue age requirements shown in the table and contributions are based on the age of the older of the original owner and annuitant.

Upon advance notice to you, we may exercise certain rights we have under the contract regarding contributions, including our rights to (i) change minimum and maximum contribution requirements and limitations, and (ii) discontinue acceptance of contributions. Further, we may at any time exercise our rights to limit your transfers to any of the variable investment options and to limit the number of variable investment options which you may elect.

We have exercised our right to discontinue acceptance of contributions to the contracts as described above.

We currently limit aggregate contributions on your contract made after the first contract year to 150% of first-year contributions (the “150% limit”). The 150% limit can be reduced or increased at any time upon advance notice to you. We currently permit aggregate contributions greater than the 150% limit if both: (i) the owner (or joint owner or joint annuitant, if applicable) is age 75 or younger; and (ii) the aggregate contributions in any year after the 150% limit is reached do not exceed 100% of the prior year’s contributions provided that contributions have been made to the contract in each and every preceding year. Even if the aggregate contributions on your contract do not exceed the 150% limit, we currently do not accept any contribution if: (i) the aggregate contributions under one or more Accumulator® series contracts with the same owner or annuitant would then total more than $1,500,000 ($500,000 for the same owner or annuitant who is age 81 and older at contract issue); or (ii) the aggregate contributions under all our annuity accumulation contracts with the same owner or annuitant would then total more than $2,500,000. We may waive these and other contribution limitations based on certain criteria that we determine, including elected benefits, issue age, aggregate contributions, variable investment option allocations and selling broker-dealer compensation. These and other contribution limitations may not be applicable in your state. Please see Appendix VI later in this Prospectus.

We may accept less than the minimum initial contribution under a contract if an aggregate amount of contracts purchased at the same time by an individual (including spouse) meets the minimum.

The “owner” is the person who is the named owner in the contract and, if an individual, is the measuring life for determining contract benefits. The “annuitant” is the person who is the measuring life for determining the contract’s maturity date. The annuitant is not necessarily the contract owner. Where the owner of a contract is non-natural, the annuitant is the measuring life for determining contract benefits.

Owner and annuitant requirements

Under NQ contracts, the annuitant can be different from the owner. We do not permit partnerships or limited liability companies to be owners of the Accumulator® SelectSM contract. We also reserve the right to prohibit the availability of the Accumulator® SelectSM contract to other non-natural owners. A joint owner may also be named. Only natural persons can be joint owners. This means that an entity such as a corporation cannot be a joint owner.

Owners which are not individuals may be required to document their status to avoid 30% FATCA withholding from U.S.-source income.

For NQ contracts (with a single owner, joint owners, or a non-natural owner) purchased through an exchange that is intended not to be taxable under Section 1035 of the Internal Revenue Code, we permit joint annuitants. In all cases, the joint annuitants must be spouses.

Under all IRA and Rollover TSA contracts, the owner and annuitant must be the same person. In some cases, an IRA contract may be held in a custodial individual retirement account for the benefit of the individual annuitant. See “Inherited IRA beneficiary continuation contract” later in this section for Inherited IRA owner and annuitant requirements.

For the Spousal continuation feature to apply, the spouses must either be joint owners, or, for Single owner contracts, the surviving spouse must be the sole primary beneficiary.

17

The determination of spousal status is made under applicable state law. Certain same-sex civil union and domestic partners may not be eligible for tax benefits under federal law and in some circumstances will be required to take post-death distributions that dilute or eliminate the value of the contractual benefit.

Accumulator® PlusSM and Accumulator® SelectSM contracts are not available for purchase by Charitable Remainder Trusts.

In general, we will not permit a contract to be owned by a minor unless it is pursuant to the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act in your state.

Under QP contracts, the owner must be the qualified plan trust, and the annuitant must be the plan participant/employee. See Appendix II at the end of this Prospectus for more information on QP contracts.

Certain benefits under your contract, as described in this Prospectus, are based on the age of the owner. If the owner of the contract is not a natural person, these benefits will be based on the age of the annuitant. You may be permitted under the terms of your NQ contract to transfer ownership to a family member. In the event that ownership is changed to a family member, the original owner of the contract will remain the measuring life for determining contract benefits. Under QP contracts, all benefits are based on the age of the annuitant. In this Prospectus, when we use the terms owner and joint owner, we intend these to be references to annuitant and joint annuitant, respectively, if the contract has a non-natural owner. If the Guaranteed minimum income benefit converts to the Guaranteed withdrawal benefit for life, the terms owner and Successor Owner are intended to be references to annuitant and joint annuitant, respectively, if the contract has a non-natural owner. If the contract is jointly owned or is issued to a non-natural owner and the Guaranteed withdrawal benefit for life is not in effect, benefits are based on the age of the older joint owner or older joint annuitant, as applicable. There are additional owner and annuitant requirements if the Guaranteed minimum income benefit converts to the Guaranteed withdrawal benefit for life at age 85. See “Guaranteed withdrawal benefit for life (“GWBL”)” in “Contract features and benefits” later in this Prospectus.

Purchase considerations for a charitable remainder trust

(This section only applies to Accumulator® and Accumulator® EliteSM contracts.)

If you are purchasing the contract to fund a charitable remainder trust and elect either an enhanced death benefit or the Guaranteed minimum income benefit (“GMIB”), which you may be able to convert to the Guaranteed withdrawal benefit for life (“GWBL”) at age 85, you should strongly consider “split-funding”: that is, the trust holds investments in addition to this Accumulator® Series contract. Charitable remainder trusts are required to take specific distributions. The charitable remainder trust annual withdrawal requirement may be equal to a percentage of the donated amount or a percentage of the current value of the donated amount. If your Accumulator® Series contract is the only source for such distributions, the payments you need to take may significantly reduce the value of those guaranteed benefits. Such amount may be greater than the annual increase in the GMIB, and/or the enhanced death benefit base and/or greater than the Guaranteed annual withdrawal amount under GWBL. See the discussion of these benefits later in this section.

How you can make your contributions

Except as noted below, contributions must be by check drawn on a U.S. bank, in U.S. dollars, and made payable to the Company. We may also apply contributions made pursuant to an intended Section 1035 tax-free exchange or a direct transfer. We do not accept starter checks or travelers’ checks. All checks are subject to our ability to collect the funds. We reserve the right to reject a payment if it is received in an unacceptable form.

If your contract is sold by a financial professional of Equitable Advisors, LLC (Equitable Financial Advisors in MI and TN), (“Equitable Advisors”), Equitable Advisors will direct us to hold your initial contribution, whether received via check or wire, in a non-interest bearing “Special Bank Account for the Exclusive Benefit of Customers” while Equitable Advisors ensures your application is complete and that suitability standards are met. Equitable Advisors will either complete this process or instruct us to return your contribution to you within the applicable Financial Industry Regulatory Authority, Inc. (“FINRA”) time requirements. Upon timely and successful completion of this review, Equitable Advisors will instruct us to transfer your contribution into our non-interest bearing suspense account and transmit your application to us, so that we can consider your application for processing.

The “contract date” is the effective date of a contract. This usually is the business day we receive the properly completed and signed application, along with any other required documents, and your initial contribution. Your contract date will be shown in your contract. The 12 month period beginning on your contract date and each 12 month period after that date is a “contract year.” The end of each 12 month period is your “contract date anniversary.” For example, if your contract date is May 1, your contract date anniversary is April 30.

As described later in this Prospectus, we deduct guaranteed benefit and annual administrative charges from your account value on your contract date anniversary. If you elected the Guaranteed minimum income benefit, you can only exercise the benefit during the 30 day period following your contract date anniversary. Therefore, if your account value is not sufficient to pay fees on your next contract date anniversary, your contract will terminate without value and you will not have an opportunity to exercise your Guaranteed minimum income benefit unless the no lapse guarantee provision under your contract is still in effect. See “Effect of your account value falling to zero” in “Determining your contract’s value” later in this Prospectus.

18

If your application is in good order when we receive it for application processing purposes, your contribution will be applied within two business days. If any information we require to issue your contract is missing or unclear, we will hold your contribution while we try to obtain this information. If we are unable to obtain all of the information we require within five business days after we receive an incomplete application or form, we will inform the financial professional submitting the application on your behalf. We will then return the contribution to you, unless you or your financial professional acting on your behalf, specifically direct us to keep your contribution until we receive the required information. The contribution will be applied as of the date we receive the missing information.

If your financial professional is with a selling broker-dealer other than Equitable Advisors, your initial contribution must generally be accompanied by a completed application and any other form we need to process the payments. If any information is missing or unclear, we will hold the contribution, whether received via check or wire, in a non-interest bearing suspense account while we try to obtain this information. If we are unable to obtain all of the information we require within five business days after we receive an incomplete application or form, we will inform the financial professional submitting the application on your behalf. We will then return the contribution to you unless you or your financial professional on your behalf, specifically direct us to keep your contribution until we receive the required information. The contribution will be applied as of the date we receive the missing information.

Our “business day” is generally any day the New York Stock Exchange is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the SEC. We may also close early due to such emergency conditions. For more information about our business day and our pricing of transactions, please see “Dates and prices at which contract events occur.”

What are your investment options under the contract?

You can choose from among the variable investment options, the guaranteed interest option and the account for special dollar cost averaging (for Accumulator® and Accumulator® EliteSM contracts) or the account for special money market dollar cost averaging (for Accumulator® PlusSM and Accumulator® SelectSM contracts).

If the Guaranteed minimum income benefit converts to the Guaranteed withdrawal benefit for life at age 85, your investment options will be limited to the guaranteed interest option and the following variable investment options: the EQ Allocation Portfolios, the EQ/AB Short Duration Government Bond Portfolio and the EQ/Equity 500 Index Portfolio (and the EQ/Franklin Templeton Allocation Managed Volatility Portfolio under certain contracts). (See the front cover of this Prospectus for a full list of which Portfolios are available under your contract.)

If you elect the 100% Principal guarantee benefit, your investment options will be limited to the guaranteed interest option, the account for special dollar cost averaging (for Accumulator® and Accumulator® EliteSM contracts) or the account for special money market dollar cost averaging (for Accumulator® PlusSM and Accumulator® SelectSM contracts) and the following variable investment options: the EQ Allocation Portfolios, the EQ/AB Short Duration Government Bond Portfolio and the EQ/Equity 500 Index Portfolio (and the EQ/Franklin Templeton Allocation Managed Volatility Portfolio under certain contracts). (See the front cover of this Prospectus for a full list of which Portfolios are available under your contract.)

If you elect the 125% Principal guarantee benefit, your investment options will be limited to the guaranteed interest option, the account for special dollar cost averaging (for Accumulator® and Accumulator® EliteSM contracts) or the account for special money market dollar cost averaging (for Accumulator® PlusSM and Accumulator® SelectSM contracts), the EQ/Moderate Allocation Portfolio, the EQ/AB Short Duration Government Bond Portfolio and the EQ/Equity 500 Index Portfolio.

Variable investment options

Your investment results in any one of the variable investment options will depend on the investment performance of the underlying portfolios. You can lose your principal when investing in the variable investment options. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields, including for the EQ/Money Market variable investment option. Listed below are the currently available Portfolios, their investment objectives and their advisers. We may, at any time, exercise our rights to limit or terminate your contributions, allocations and transfers to any of the variable investment options and to limit the number of variable investment options which you may elect.

19

Portfolios of the Trusts

We offer affiliated Trusts, which in turn offer one or more Portfolios. Equitable Investment Management Group, LLC (“Equitable IMG”), formerly AXA Equitable Funds Management Group, LLC, a wholly owned subsidiary of the Company, serves as the investment adviser of the Portfolios of EQ Premier VIP Trust and EQ Advisors Trust. For some Portfolios, Equitable IMG has entered into sub-advisory agreements with one or more other investment advisers (the “sub-advisers”) to carry out investment decisions for the Portfolios. As such, among other responsibilities, Equitable IMG oversees the activities of the sub-advisers and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the sub-adviser(s) for each Portfolio, if any. The chart below also shows the currently available Portfolios and their investment objectives.

You should be aware that Equitable Advisors and Equitable Distributors, LLC (“Equitable Distributors”), (together, the “Distributors”) directly or indirectly receive 12b-1 fees from the Portfolios for providing certain distribution and/or shareholder support services. These fees will not exceed 0.25% of the Portfolios’ average daily net assets. The Portfolios’ sub-advisers and/or their affiliates may also contribute to the cost of expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the sub-advisers’ respective Portfolios. In addition, Equitable IMG receives management fees and administrative fees in connection with the services it provides to the Portfolios.

As a contract owner, you may bear the costs of some or all of these fees and payments through your indirect investment in the Portfolios. (See the Portfolios’ prospectuses for more information.) These fees and payments, as well as the Portfolios’ investment management fees and administrative expenses, will reduce the underlying Portfolios’ investment returns. The Company and/or its affiliates may profit from these fees and payments. The Company considers the availability of these fees and payment arrangements during the selection process for the underlying Portfolios. These fees and payment arrangements may create an incentive for us to select Portfolios (and classes of shares of Portfolios) that pay us higher amounts.

Some Portfolios invest in other affiliated Portfolios (the “EQ Fund of Fund Portfolios”). The EQ Fund of Fund Portfolios offer contract owners a convenient opportunity to invest in other Portfolios that are managed and have been selected for inclusion in the EQ Fund of Fund Portfolios by Equitable IMG. Equitable Advisors, an affiliated broker-dealer of the Company, may promote the benefits of such Portfolios to contract owners and/or suggest that contract owners consider whether allocating some or all of their account value to such Portfolios is consistent with their desired investment objectives. In doing so, the Company, and/or its affiliates, may be subject to conflicts of interest insofar as the Company may derive greater revenues from the EQ Fund of Fund Portfolios than certain other Portfolios available to you under your contract. Please see “Allocating your contributions” later in this section for more information about your role in managing your allocations.

As described in more detail in the Portfolio prospectuses, the EQ Managed Volatility Portfolios may utilize a proprietary volatility management strategy developed by Equitable IMG (the “EQ volatility management strategy”), and, in addition, certain EQ Fund of Fund Portfolios may invest in affiliated Portfolios that utilize this strategy. The EQ volatility management strategy employs various volatility management techniques, such as the use of ETFs or futures and options, to reduce the Portfolio’s equity exposure during periods when certain market indicators indicate that market volatility is above specific thresholds set for the Portfolio. When market volatility is increasing above the specific thresholds set for a Portfolio utilizing the EQ volatility management strategy, the adviser of the Portfolio may reduce equity exposure. Although this strategy is intended to reduce the overall risk of investing in the Portfolio, it may not effectively protect the Portfolio from market declines and may increase its losses. Further, during such times, the Portfolio’s exposure to equity securities may be less than that of a traditional equity portfolio. This may limit the Portfolio’s participation in market gains and result in periods of underperformance, including those periods when the specified benchmark index is appreciating, but market volatility is high. It may also impact the value of certain guaranteed benefits, as discussed below.

The EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ Fund of Fund Portfolios that invest in Portfolios that use the EQ volatility management strategy, are identified below in the chart by a “✓ “ under the column entitled “Volatility Management.”

Portfolios that utilize the EQ volatility management strategy (or, in the case of certain EQ Fund of Fund Portfolios, invest in other Portfolios that use the EQ volatility management strategy) are designed to reduce the overall volatility of your account value and provide you with risk-adjusted returns over time. The reduction in volatility helps us manage the risks associated with providing guaranteed benefits during times of high volatility in the equity market. During rising markets, the EQ volatility management strategy, however, could result in your account value rising less than would have been the case had you been invested in a Portfolio that does not utilize the EQ volatility management strategy (or, in the case of the EQ Fund of Fund Portfolios, invest exclusively in other Portfolios that do not use the EQ volatility management strategy). This may effectively suppress the value of guaranteed benefit(s) that are eligible for periodic benefit base resets because your benefit base is available for resets only when your account value is higher. Conversely, investing in investment options that feature a managed-volatility strategy may be helpful in a declining market when high market volatility triggers a reduction in the investment option’s equity exposure because during these periods of high volatility, the risk of losses from investing in equity securities may increase. In these instances, your account value may decline less than would have been the case had you not been invested in investment options that feature a volatility management strategy.

Please see the underlying Portfolio prospectuses for more information in general, as well as more information about the EQ volatility management strategy. Please further note that certain other Portfolios may utilize volatility management techniques that differ from the EQ volatility management strategy. Such techniques could also impact your account value and guaranteed benefit(s), if any, in the same manner described above. Please see the Portfolio prospectuses for more information about the Portfolios’ objective and strategies.

20

Asset Transfer Program.  Portfolio allocations in certain of our variable annuity contracts with guaranteed benefits are subject to our Asset Transfer Program (ATP) feature. The ATP helps us manage our financial exposure in connection with providing certain guaranteed benefits, by using predetermined mathematical formulas to move account value between the EQ/Ultra Conservative Strategy Portfolio (an investment option utilized solely by the ATP) and the other Portfolios offered under those contracts. You should be aware that operation of the predetermined mathematical formulas underpinning the ATP has the potential to adversely impact the Portfolios, including their performance, risk profile and expenses. This means that Portfolio investments in contracts with no ATP feature, such as yours, could still be adversely impacted. Particularly during times of high market volatility, if the ATP triggers substantial asset flows into and out of a Portfolio, it could have the following effects on all contract owners invested in that Portfolio:

(a)

By requiring a Portfolio sub-adviser to buy and sell large amounts of securities at inopportune times, a Portfolio’s investment performance and the ability of the sub-adviser to fully implement the Portfolio’s investment strategy could be negatively affected; and

(b)

By generating higher turnover in its securities or other assets than it would have experienced without being impacted by the ATP, a Portfolio could incur higher operating expense ratios and transaction costs than comparable funds. In addition, even Portfolios structured as funds-of-funds that are not available for investment by contract owners who are subject to the ATP could also be impacted by the ATP if those Portfolios invest in underlying funds that are themselves subject to significant asset turnover caused by the ATP. Because the ATP formulas generate unique results for each contract, not all contract owners who are subject to the ATP will be affected by operation of the ATP in the same way. On any particular day on which the ATP is activated, some contract owners may have a portion of their account value transferred to the EQ/Ultra Conservative Strategy Portfolio investment option and others may not. If the ATP causes significant transfers of total account value out of one or more Portfolios, any resulting negative effect on the performance of those Portfolios will be experienced to a greater extent by a contract owner (with or without the ATP) invested in those Portfolios whose account value was not subject to the transfers.

Certain Portfolios may not be available under your contract. Please see the front cover of this Prospectus for more information.

EQ Premier VIP Trust(1) Class B Shares Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
EQ/AGGRESSIVE ALLOCATION	Seeks to achieve long-term capital appreciation.	• Equitable Investment Management Group, LLC	✓
EQ/CONSERVATIVE ALLOCATION	Seeks to achieve a high level of current income.	• Equitable Investment Management Group, LLC	✓
EQ/CONSERVATIVE-PLUS ALLOCATION	Seeks to achieve current income and growth of capital, with a greater emphasis on current income.	• Equitable Investment Management Group, LLC	✓
EQ/MODERATE ALLOCATION	Seeks to achieve long-term capital appreciation and current income.	• Equitable Investment Management Group, LLC	✓
EQ/MODERATE-PLUS ALLOCATION	Seeks to achieve long-term capital appreciation and current income, with a greater emphasis on capital appreciation.	• Equitable Investment Management Group, LLC	✓

EQ Advisors Trust Class IB Shares Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
1290 VT GAMCO MERGERS & ACQUISITIONS	Seeks to achieve capital appreciation.	• Equitable Investment Management Group, LLC • GAMCO Asset Management, Inc.
1290 VT GAMCO SMALL COMPANY VALUE	Seeks to maximize capital appreciation.	• Equitable Investment Management Group, LLC • GAMCO Asset Management, Inc.
1290 VT SMARTBETA EQUITY*(2)	Seeks to achieve long-term capital appreciation.	• AXA Rosenberg Investment Management, LLC • Equitable Investment Management Group, LLC

21

EQ Advisors Trust Class IB Shares Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
EQ/400 MANAGED VOLATILITY	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• AllianceBernstein L.P. • BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC	✓
EQ/2000 MANAGED VOLATILITY	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• AllianceBernstein L.P. • BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC	✓
EQ/AB SHORT DURATION GOVERNMENT BOND	Seeks to achieve a balance of current income and capital appreciation, consistent with a prudent level of risk.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC
EQ/AB SMALL CAP GROWTH	Seeks to achieve long-term growth of capital.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC
EQ/AGGRESSIVE GROWTH STRATEGY*(3)	Seeks long-term capital appreciation and current income, with a greater emphasis on capital appreciation.	• Equitable Investment Management Group, LLC	✓
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	Seeks to achieve capital appreciation, which may occasionally be short-term, with an emphasis on risk adjusted returns and managing volatility in the Portfolio.	• BlackRock Investment Management, LLC • ClearBridge Investments, LLC • Equitable Investment Management Group, LLC	✓
EQ/COMMON STOCK INDEX	Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 3000® Index, including reinvestment of dividends, at a risk level consistent with that of the Russell 3000® Index.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC
EQ/CORE BOND INDEX	Seeks to achieve a total return before expenses that approximates the total return performance of the Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index, including reinvestment of dividends, at a risk level consistent with that of the Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index.	• Equitable Investment Management Group, LLC • SSgA Funds Management, Inc.
EQ/EQUITY 500 INDEX	Seeks to achieve a total return before expenses that approximates the total return performance of the Standard & Poor’s 500® Composite Stock Index, including reinvestment of dividends, at a risk level consistent with that of the Standard & Poor’s 500® Composite Stock Index.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC
EQ/FRANKLIN BALANCED MANAGED VOLATILITY	Seeks to maximize income while maintaining prospects for capital appreciation with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC • Franklin Advisers, Inc.	✓

22

EQ Advisors Trust Class IB Shares Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	Seeks to achieve long-term total return with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC • Franklin Advisers, Inc.	✓
EQ/GLOBAL EQUITY MANAGED VOLATILITY	Seeks to achieve long-term capital appreciation with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC • Invesco Advisers, Inc. • Morgan Stanley Investment Management Inc.	✓
EQ/INTERMEDIATE GOVERNMENT BOND	Seeks to achieve a total return before expenses that approximates the total return performance of the Bloomberg Barclays U.S. Intermediate Government Bond Index, including reinvestment of dividends, at a risk level consistent with that of the Bloomberg Barclays U.S. Intermediate Government Bond Index.	• Equitable Investment Management Group, LLC • SSgA Funds Management, Inc.
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

•   BlackRock Investment Management, LLC

•   EARNEST Partners, LLC

•   Equitable Investment Management Group, LLC

•   Federated Global Investment Management Corp.

•   Massachusetts Financial Services Company d/b/a MFS Investment Management

✓
EQ/INTERNATIONAL EQUITY INDEX	Seeks to achieve a total return (before expenses) that approximates the total return performance of a composite index comprised of 40% DJ Euro STOXX 50 Index, 25% FTSE 100 Index, 25% TOPIX Index, and 10% S&P/ASX 200 Index, including reinvestment of dividends, at a risk level consistent with that of the composite index.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	Seeks to provide current income and long-term growth of income, accompanied by growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC • Harris Associates L.P.	✓
EQ/JANUS ENTERPRISE	Seeks to achieve capital growth.	• Equitable Investment Management Group, LLC • Janus Capital Management LLC

23

EQ Advisors Trust Class IB Shares Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
EQ/LARGE CAP CORE MANAGED VOLATILITY	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• BlackRock Investment Management, LLC • Capital International, Inc. • Equitable Investment Management Group, LLC • Thornburg Investment Management, Inc. • Vaughn Nelson Investment Management	✓
EQ/LARGE CAP GROWTH INDEX	Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 1000® Growth Index, including reinvestment of dividends at a risk level consistent with the Russell 1000® Growth Index.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	Seeks to provide long-term capital growth with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

•   BlackRock Investment Management, LLC

•   Equitable Investment Management Group, LLC

•   HS Management Partners, LLC

•   Loomis, Sayles & Company, L.P.

•   Polen Capital Management, LLC

•   T. Rowe Price Associates, Inc.

✓
EQ/LARGE CAP VALUE INDEX	Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 1000® Value Index, including reinvestment of dividends, at a risk level consistent with that of the Russell 1000® Value Index.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC
EQ/LARGE CAP VALUE MANAGED VOLATILITY	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• AllianceBernstein L.P. • BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC • Massachusetts Financial Services Company d/b/a MFS Investment Management	✓
EQ/MID CAP INDEX	Seeks to achieve a total return before expenses that approximates the total return performance of the Standard & Poor’s MidCap 400® Index, including reinvestment of dividends, at a risk level consistent with that of the Standard & Poor’s MidCap 400® Index.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC

24

EQ Advisors Trust Class IB Shares Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
EQ/MID CAP VALUE MANAGED VOLATILITY	Seeks to achieve long-term capital appreciation with an emphasis on risk adjusted returns and managing volatility in the Portfolio.	• BlackRock Investment Management, LLC • Diamond Hill Capital Management, Inc. • Equitable Investment Management Group, LLC • Wellington Management Company, LLP	✓
EQ/MONEY MARKET(†)	Seeks to obtain a high level of current income, preserve its assets and maintain liquidity.	• BNY Mellon Investment Adviser, Inc. • Equitable Investment Management Group, LLC
EQ/QUALITY BOND PLUS	Seeks to achieve high current income consistent with moderate risk to capital.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC • Pacific Investment Management Company LLC
EQ/SMALL COMPANY INDEX	Seeks to replicate as closely as possible (before expenses) the total return of the Russell 2000® Index.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC
MULTIMANAGER TECHNOLOGY	Seeks to achieve long-term growth of capital.	• AllianceBernstein L.P. • Allianz Global Investors U.S. LLC • Equitable Investment Management Group, LLC • Wellington Management Company, LLP
(+)

The Portfolio operates as a “government money market fund.” The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.

(1)	Formerly known as AXA Premier VIP Trust.
(*)

This information reflects the merger of variable investment options. The chart below reflects the acquired variable investment which may continue to be used in certain documents for a period of time after the date of this prospectus, and the acquiring variable investment option. The number in the “FN” column corresponds with the number contained in the table above.

FN	Acquired Variable Investment Option	Acquiring Variable Investment Option

(2)	EQ/Templeton Global Equity Managed Volatility	1290 VT SmartBeta Equity

(3)	EQ/Franklin Templeton Allocation Managed Volatility	EQ/Aggressive Growth Strategy

You should consider the investment objectives, risks, and charges and expenses of the Portfolios carefully before investing. The prospectuses for the Trusts contain this and other important information about the Portfolios. The prospectuses should be read carefully before investing. In order to obtain copies of Trust prospectuses that do not accompany this Prospectus, you may call one of our customer service representatives at 1-800-789-7771.

25

Guaranteed interest option

The guaranteed interest option is part of our general account and pays interest at guaranteed rates. We discuss our general account under “More information” later in this Prospectus.

We assign an interest rate to each amount allocated to the guaranteed interest option. This rate is guaranteed for a specified period. Therefore, different interest rates may apply to different amounts in the guaranteed interest option.

We credit interest daily to amounts in the guaranteed interest option. There are three levels of interest in effect at the same time in the guaranteed interest option:

(1) the minimum interest rate guaranteed over the life of the contract,

(2) the yearly guaranteed interest rate for the calendar year, and

(3) the current interest rate.

We set current interest rates periodically, based on our discretion and according to our procedures that we have in effect at the time. We reserve the right to change these procedures. All interest rates are effective annual rates, but before deduction of annual administrative charges, any withdrawal charges (if applicable under your Accumulator® Series contract) and any optional benefit charges. See Appendix VI later in this Prospectus for state variations.

Depending on the state where your contract is issued, your lifetime minimum rate ranges from 1.00% to 3.00%. The data page for your contract shows the lifetime minimum rate. Check with your financial professional as to which rate applies in your state. The minimum yearly rate will never be less than the lifetime minimum rate. The minimum yearly rate for 2020 is 1.50%, 2.75% or 3.00%, depending on your lifetime minimum rate. Current interest rates will never be less than the yearly guaranteed interest rate.

Generally, contributions and transfers into and out of the guaranteed interest option are limited. See “Transferring your money among the investment options” later in this Prospectus for restrictions on transfers to and from the guaranteed interest option.

If you elected a guaranteed benefit that provides a 4% (or greater) roll-up, an allocation to the guaranteed interest option will effectively reduce the growth rate of your guaranteed benefits because the Roll-up to age 85 benefit base rolls up at 2% with respect to amounts allocated to the guaranteed interest rate option. For more information, see “Guaranteed minimum death benefit and Guaranteed minimum income benefit base” in “Contract features and benefits” and “Our administrative procedures for calculating your Roll-up benefit base following a transfer” in “Transferring your money among investment options” later in this Prospectus.

Account for special dollar cost averaging

(This section only applies to Accumulator® and Accumulator® EliteSM contracts.)

The account for special dollar cost averaging is part of our general account. We pay interest at guaranteed rates in this account. We will credit interest to the amounts that you have in the account for special dollar cost averaging every day. We set the interest rates periodically, based on our discretion and according to procedures that we have. We reserve the right to change these procedures.

We guarantee to pay our current interest rate that is in effect on the date that your contribution is allocated to this account. Your guaranteed interest rate for the time period you select will be shown in your contract for an initial contribution. The rate will never be less than the lifetime minimum rate for the guaranteed interest option. See “Allocating your contributions” below for rules and restrictions that apply to the special dollar cost averaging program.

Allocating your contributions

You may choose between self-directed and dollar cost averaging to allocate your contributions under your contract. Subsequent contributions are allocated according to instructions on file unless you provide new instructions.

The contract is between you and the Company. The contract is not an investment advisory account, and the Company is not providing any investment advice or managing the allocations under your contract. In the absence of a specific written arrangement to the contrary, you, as the owner of the contract, have the sole authority to make investment allocations and other decisions under the contract. If your financial professional is with Equitable Advisors, he or she is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your contract. If your financial professional is a registered representative with a broker-dealer other than Equitable Advisors, you should speak with him/her regarding any different arrangements that may apply.

Self-directed allocation

You may allocate your contributions to one or more, or all, of the variable investment options, the account for special dollar cost averaging (for Accumulator® and Accumulator® EliteSM contracts) or the account for special money market dollar cost averaging (for Accumulator® PlusSM and Accumulator® SelectSM contracts) or the guaranteed interest option, subject to restrictions in certain states. See Appendix VI later in this Prospectus for state variations. Allocations must be in whole percentages and you may change your allocations at any time. No more than 25% of any contribution may be allocated to the guaranteed interest option. The total of your allocations into all available investment options must equal 100%. We reserve the right to restrict allocations to any variable investment option.

26

Dollar cost averaging

We offer a variety of dollar cost averaging programs. You may only participate in one program at a time. Each program allows you to gradually allocate amounts to available investment options by periodically transferring approximately the same dollar amount to the investment options you select. You may not make transfers to the guaranteed interest option. Regular allocations to the variable investment options will cause you to purchase more units if the unit value is low and fewer units if the unit value is high. Therefore, you may get a lower average cost per unit over the long term. These plans of investing, however, do not guarantee that you will earn a profit or be protected against losses.

Units measure your value in each variable investment option.

Special dollar cost averaging program.  The special dollar cost averaging program is only available to Accumulator® and Accumulator® EliteSM contract owners. Under the special dollar cost averaging program, you may choose to allocate all or a portion of any eligible contribution to the account for special dollar cost averaging. Contributions into the account for special dollar cost averaging may not be transfers from other investment options. Your initial allocation to any special dollar cost averaging program time period must be at least $2,000 and any subsequent contribution to that same time period must be at least $250. You may only have one time period in effect at any time and once you select a time period, you may not change it. In Pennsylvania, we refer to this program as “enhanced rate dollar cost averaging.”

You may have your account value transferred to any of the variable investment options available under your contract. Only the EQ Allocation Portfolios, the EQ/AB Short Duration Government Bond Portfolio and the EQ/Equity 500 Index Portfolio (and the EQ/Franklin Templeton Allocation Managed Volatility Portfolio under certain contracts) are available if you elect the 100% Principal guarantee benefit. (See the front cover of this Prospectus for a full list of which Portfolios are available under your contract.) Only the EQ/Moderate Allocation Portfolio, the EQ/AB Short Duration Government Bond Portfolio and the EQ/Equity 500 Index Portfolio are available if you elect the 125% Principal guarantee benefit. We will transfer amounts from the account for special dollar cost averaging into the variable investment options over an available time period that you select. We offer time periods of 3, 6 or 12 months, during which you will receive an enhanced interest rate. We may also offer other time periods. Your financial professional can provide information on the time periods and interest rates currently available in your state, or you may contact our processing office. If the special dollar cost averaging program is selected at the time of application to purchase the Accumulator® Series contract, a 60 day rate lock will apply from the date of application. Any contribution(s) received during this 60 day period will be credited with the interest rate offered on the date of application for the remainder of the time period selected at application. Any contribution(s) received after the 60 day rate lock period has ended will be credited with the then current interest rate for the remainder of the time period selected at application. Contribution(s) made to a special dollar cost averaging program selected after the Accumulator® Series contract has been issued will be credited with the then current interest rate on the date the contribution is received by the Company for the time period initially selected by you. Once the time period you selected has run, you may then select another time period for future contributions. At that time, you may also select a different allocation for transfers to the variable investment options, or, if you wish, we will continue to use the selection that you have previously made. Currently, your account value will be transferred from the account for special dollar cost averaging into the variable investment options on a monthly basis. We may offer this program in the future with transfers on a different basis.

We will transfer all amounts out of the account for special dollar cost averaging by the end of the chosen time period. The transfer date will be the same day of the month as the contract date, but not later than the 28th day of the month. For a special dollar cost averaging program selected after application, the first transfer date and each subsequent transfer date for the time period selected will be one month from the date the first contribution is made into the special dollar cost averaging program, but not later than the 28th day of the month.

If you choose to allocate only a portion of an eligible contribution to the account for special dollar cost averaging, the remaining balance of that contribution will be allocated to the variable investment options or guaranteed interest option according to your instructions.

The only transfers that will be made from the account for special dollar cost averaging are your regularly scheduled transfers to the variable investment options. No amounts may be transferred from the account for special dollar cost averaging to the guaranteed interest option. If you request to transfer or withdraw any other amounts from the account for special dollar averaging, we will transfer all of the value that you have remaining in the account for special dollar cost averaging to the investment options according to the allocation percentages for special dollar cost averaging we have on file for you. You may ask us to cancel your participation at any time. We may, at any time, exercise our right to terminate transfers to any of the variable investment options and to limit the number of variable investment options which you may elect.

If the Guaranteed minimum income benefit converts to the Guaranteed withdrawal benefit for life at age 85, the special dollar cost averaging program is not available.

Special money market dollar cost averaging program.  The special money market dollar cost averaging program is only available to Accumulator® PlusSM and Accumulator® SelectSM contract owners. You may dollar cost average from the account for special money market dollar cost averaging option (which is part of the EQ/Money Market investment option) into any of the other variable investment options. Only the EQ Allocation Portfolios, the EQ/AB Short Duration Government Bond Portfolio and the EQ/Equity 500 Index Portfolio (and the EQ/Franklin Templeton Allocation Managed Volatility Portfolio

27

under certain contracts) are available if you elect the 100% Principal guarantee benefit. (See the front cover of this Prospectus for a full list of which Portfolios are available under your contract.) Only the EQ/Moderate Allocation Portfolio, the EQ/AB Short Duration Government Bond Portfolio and the EQ/Equity 500 Index Portfolio are available if you elect the 125% Principal guarantee benefit. You may elect to participate in a 3, 6 or 12 month program at any time subject to the age limitation on contributions described earlier in this Prospectus.

Contributions into the account for special money market dollar cost averaging must be new contributions. In other words, you may not make transfers from amounts allocated in other variable investment options to initiate the program. You must allocate your entire initial contribution into the account for special money market dollar cost averaging if you are selecting the program at the time you apply for your Accumulator® Series contract. Thereafter, contributions to any new program must be at least $2,000. Contributions to an existing program must be at least $250. You may only have one program in effect at any time.

Each month, we will transfer your account value in the account for special money market dollar cost averaging into the other variable investment options you select. Once the time period you selected has expired, you may then select to participate in the special money market dollar cost averaging program for an additional time period. At that time, you may also select a different allocation for monthly transfers from the account for special money market dollar cost averaging to the variable investment options, or, if you wish, we will continue to use the selection that you have previously made.

Currently, the monthly transfer date from the account for special money market dollar cost averaging option will be the same as your contract date, but not later than the 28th day of the month. For a program selected after application, the first transfer date and each subsequent transfer date will be one month from the date the first contribution is made into the program, but not later than the 28th day of the month. All amounts will be transferred out by the end of the time period in effect.

The only amounts that should be transferred from the account for special money market dollar cost averaging option are your regularly scheduled transfers to the variable investment options. If you request to transfer or withdraw any other amounts from the account for special money market dollar cost averaging, we will transfer all of the value you have remaining in the account to the variable investment options according to the allocation percentages we have on file for you. You may cancel your participation in the program at any time by notifying us in writing. We may, at any time, exercise our right to terminate transfers to any of the variable investment options and to limit the number of variable investment options which you may elect.

If the Guaranteed minimum income benefit converts to the Guaranteed withdrawal benefit for life at age 85, the special money market dollar cost averaging program is not available.

General dollar cost averaging program.  If your value in the EQ/Money Market option is at least $5,000, you may choose, at any time, to have a specified dollar amount or percentage of your value transferred from that option to the other variable investment options. You can select to have transfers made on a monthly, quarterly or annual basis. The transfer date will be the same calendar day of the month as the contract date, but not later than the 28th day of the month. You can also specify the number of transfers or instruct us to continue making the transfers until all amounts in the EQ/Money Market option have been transferred out. The minimum amount that we will transfer each time is $250.

If, on any transfer date, your value in the EQ/Money Market option is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred. The general dollar cost averaging program will then end. You may change the transfer amount once each contract year or cancel this program at any time.

We may, at any time, exercise our right to terminate transfers to any of the variable investment options and to limit the number of variable investment options which you may elect.

If you are participating in a Principal guarantee benefit or the Guaranteed minimum income benefit converts to the Guaranteed withdrawal benefit for life at age 85, the general dollar cost averaging program is not available.

Investment simplifier.  We offer two Investment simplifier options.

Fixed-dollar option.  Under this option you may elect to have a fixed-dollar amount transferred out of the guaranteed interest option and into the variable investment options of your choice. Only the EQ Allocation Portfolios, the EQ/AB Short Duration Government Bond Portfolio and the EQ/Equity 500 Index Portfolio (and the EQ/Franklin Templeton Allocation Managed Volatility Portfolio under certain contracts) are available if the Guaranteed minimum income benefit converts to the Guaranteed withdrawal benefit for life at age 85 or you elect the 100% Principal guarantee benefit. (See the front cover of this Prospectus for a full list of which Portfolios are available under your contract.) Only the EQ/Moderate Allocation Portfolio, the EQ/AB Short Duration Government Bond Portfolio and the EQ/Equity 500 Index Portfolio are available if you elect the 125% Principal guarantee benefit. Transfers may be made on a monthly, quarterly or annual basis. You can specify the number of transfers or instruct us to continue to make transfers until all available amounts in the guaranteed interest option have been transferred out.

In order to elect the fixed-dollar option, you must have a minimum of $5,000 in the guaranteed interest option on the date we receive your election form at our processing office. The transfer date will be the same calendar day of the month as the contract date but not later than the 28th day of the month. The minimum transfer amount is $50. Unlike the account for special dollar cost averaging (available in Accumulator® and Accumulator® EliteSM contracts only), this option does not offer enhanced rates. Also, this option is subject to

28

the guaranteed interest option transfer limitations described under “Transferring your account value” in “Transferring your money among investment options” later in this Prospectus. While the program is running, any transfer that exceeds those limitations will cause the program to end for that contract year. You will be notified. You must send in a request form to resume the program in the next or subsequent contract years.

If, on any transfer date, your value in the guaranteed interest option is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred, and the program will end. You may change the transfer amount once each contract year or cancel this program at any time. We may, at any time, exercise our right to terminate transfers to any of the variable investment options and to limit the number of variable investment options which you may elect.

Interest sweep option.  Under this option, you may elect to have monthly transfers from amounts in the guaranteed interest option into the variable investment options of your choice. Only the EQ Allocation Portfolios, the EQ/AB Short Duration Government Bond Portfolio and the EQ/Equity 500 Index Portfolio (and the EQ/Franklin Templeton Allocation Managed Volatility Portfolio under certain contracts) are available if the Guaranteed minimum income benefit converts to the Guaranteed withdrawal benefit for life at age 85 or you elect the 100% Principal guarantee benefit. (See the front cover of this Prospectus for a full list of which Portfolios are available under your contract.) Only the EQ/Moderate Allocation Portfolio, the EQ/AB Short Duration Government Bond Portfolio and the EQ/Equity 500 Index Portfolio are available if you elect the 125% Principal guarantee benefit. The transfer date will be the last business day of the month. The amount we will transfer will be the interest credited to amounts you have in the guaranteed interest option from the last business day of the prior month to the last business day of the current month. You must have at least $7,500 in the guaranteed interest option on the date we receive your election. We will automatically cancel the interest sweep program if the amount in the guaranteed interest option is less than $7,500 on the last day of the month for two months in a row. For the interest sweep option, the first monthly transfer will occur on the last business day of the month following the month that we receive your election form at our processing office. We may, at any time, exercise our right to terminate transfers to any of the variable investment options and to limit the number of variable investment options which you may elect.

Interaction of dollar cost averaging with other contract features and benefits

You may not participate in any dollar cost averaging program if you are participating in the Option II rebalancing program. Under the Option I rebalancing program, you may participate in any of the dollar cost averaging programs except general dollar cost averaging and, for Accumulator® PlusSM and Accumulator® SelectSM contract owners, the special money market dollar cost averaging program. You may only participate in one dollar cost averaging program at a time. See “Transferring your money among investment options” later in this Prospectus. If your Guaranteed minimum income benefit converts to the Guaranteed withdrawal benefit for life at age 85, that will terminate any dollar cost averaging program you have in place at the time, and may limit your ability to elect a new dollar cost averaging program after conversion. See “Guaranteed withdrawal benefit for life (“GWBL”)” later in this Prospectus. Also, for information on how the dollar cost averaging program you select may affect certain guaranteed benefits see “Guaranteed minimum death benefit and Guaranteed minimum income benefit base” below.

We do not deduct a transfer charge for any transfer made in connection with our dollar cost averaging programs. Not all dollar cost averaging programs are available in all states. See Appendix VI later in this Prospectus for more information on state availability.

Credits (For Accumulator® PlusSM contracts only)

A credit will also be allocated to your account value at the same time that we allocate your contribution. Credits are allocated to the same investment options based on the same percentages used to allocate your contributions. We do not include credits in calculating any of your benefit bases under the contract, except to the extent that any credits are part of your account value, which is used to calculate the Annual Ratchet benefit bases or a Roll-up benefit base reset.

The amount of the credit will be 4% or 5% of each contribution based on the following breakpoints and rules:

First year total contributions Breakpoints	Credit percentage applied to contributions
Less than $350,000	4%
$350,000 or more	5%

The percentage of the credit is based on your total first year contributions. Any amount transferred from a prior contract issued by us in which a credit was previously applied is not eligible for an additional credit on the amount transferred to this contract. If you purchase a Principal guarantee benefit, you may not make additional contributions after the first six months. This credit percentage will be credited to your initial contribution and each additional contribution made in the first contract year (after adjustment as described below), as well as those in the second and later contract years. The credit will apply to additional contributions only to the extent that the sum of that contribution and prior contributions to which no credit was applied exceeds the total withdrawals made from the contract since the issue date. The credit will not be applied in connection with a partial conversion of a traditional IRA contract to a Roth IRA contract.

For example, assume you make an initial contribution of $100,000 to your contract and your account value is credited with $4,000 (4% x $100,000). After that, you decide to withdraw $7,000 from your contract. Later, you make a subsequent contribution of $3,000. You receive no credit on your $3,000 contribution since it does not exceed your total withdrawals ($7,000).

29

Further assume that you make another subsequent contribution of $10,000. At that time, your account value will be credited with $240 [4% x (10,000 + 3,000 -7,000)].

Although the credit, as adjusted at the end of the first contract year, will be based upon first year total contributions, the following rules affect the percentage with which contributions made in the first contract year are credited during the first contract year:

•

Indication of intent: If you indicate in the application at the time you purchase your contract an intention to make contributions to equal or exceed $350,000 in the first contract year (the “Expected First Year Contribution Amount”) and your initial contribution is at least $175,000, your credit percentage will be as follows:

•

For any contributions resulting in total contributions to date less than or equal to your Expected First Year Contribution Amount, the credit percentage will be the percentage that applies to the Expected First Year Contribution Amount based on the table above.

•

If at the end of the first contract year your total contributions were lower than your Expected First Year Contribution Amount such that the credit applied should have been 4%, we will recover any Excess Credit. The Excess Credit is equal to the difference between the credit that was actually applied based on your Expected First Year Contribution Amount (as applicable) and the credit that should have been applied based on first year total contributions. Here, that would be 1%.

•	The “Indication of intent” approach to first year contributions is not available in all states. Please see Appendix VI later in this Prospectus for more information on state availability.

For example:

In your application, you include an Indication of intent to contribute $350,000 and make an initial contribution of $200,000. You do not make any additional contributions in the first contract year. Your account value will initially be credited with $10,000 (5% x $200,000). On your contract date anniversary, your account value will be reduced by $2,000 (1% x $200,000).

•	No indication of intent:

—	For your initial contribution (if available in your state) we will apply the credit percentage based upon the above table.

—

For any subsequent contribution that results in a higher applicable credit percentage (based on total contributions to date), we will increase the credit percentage applied to that contribution, as well as any prior or subsequent contributions made in the first contract year, accordingly.

In addition to the recovery of any Excess Credit, we will recover all of the credit or a portion of the credit in the following situations:

•	If you exercise your right to cancel the contract, we will recover the entire credit made to your contract (see “Your right to cancel within a certain number of days” later in this Prospectus)(1)

•

If you start receiving annuity payments within three years of making any contribution, we will recover the credit that applies to any contribution made within the prior three years. Please see Appendix VI later in this Prospectus for information on state variations.

•

If the owner (or older joint owner, if applicable) dies during the one-year period following our receipt of a contribution to which a credit was applied, we will recover the amount of such credit. For Joint life GWBL contracts, we will only recover the credit if the second owner dies within the one-year period following a contribution.

We will recover any credit on a pro rata basis from the value in your variable investment options and guaranteed interest option. If there is insufficient value or no value in the variable investment options and guaranteed interest option, any additional amount of the withdrawal required or the total amount of the withdrawal will be withdrawn from the account for special money market dollar cost averaging.

We do not consider credits to be contributions for purposes of any discussion in this Prospectus. We do not include credits in calculating any of your benefit bases under the contract, except to the extent that any benefit base increases as the result of an annual ratchet based on an increase in your account value, which does include credits. Credits are also not considered to be part of your investment in the contract for tax purposes.

We use a portion of the mortality and expense risks charge and withdrawal charge to help recover our cost of providing the credit. We expect to make a profit from these charges. See “Charges and expenses” later in this Prospectus. The charge associated with the credit may, over time, exceed the sum of the credit and any related earnings. While we cannot state with any certainty when this will happen, we believe that it is likely that if you hold your Accumulator® PlusSM contract for 20 years, you may be better off in a contract without a credit, and with a lower mortality and expense risk charge. Your actual results will depend on the investment returns on your contract. Therefore, if you plan to hold the contract for an extended period of time, you may wish to consider purchasing a contract that does not include a credit. You should consider this possibility before purchasing the contract.

Guaranteed minimum death benefit and Guaranteed minimum income benefit base

The Guaranteed minimum death benefit base and Guaranteed minimum income benefit base (hereinafter, in this section called your “benefit base”) are used to calculate the

30

Guaranteed minimum income benefit and the death benefits, as described in this section. The benefit base for the Guaranteed minimum income benefit and any enhanced death benefit will be calculated as described below in this section whether these options are elected individually or in combination. Your benefit base is not an account value or a cash value. See also “Guaranteed minimum income benefit” and “Guaranteed minimum death benefit” below.

If you add the Guaranteed minimum income benefit to your contract after issue, we will calculate each of the benefit bases described in this section using your account value on the contract date anniversary the Guaranteed minimum income benefit becomes effective under your contract (the “GMIB effective date”) rather than your initial contribution, for purposes of determining the Guaranteed minimum income benefit. See “Adding the Guaranteed minimum income benefit after issue” later in this section. When we describe withdrawals and additional contributions in this section, we mean withdrawals and additional contributions made after the GMIB effective date.

As discussed immediately below, the Standard death benefit is based on the Standard death benefit benefit base; the Annual Ratchet to age 85 enhanced death benefit is based on the Annual Ratchet to age 85 benefit base; the Greater of 4% Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit AND the Guaranteed minimum income benefit are based on the Greater of the 4% Roll-Up to age 85 benefit base and the Annual Ratchet to age 85 benefit base.

Standard death benefit

Your benefit base is equal to:

•	your initial contribution and any additional contributions to the contract; less

•

a deduction that reflects any withdrawals you make (including any applicable withdrawal charges). The amount of this deduction is described under “How withdrawals affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Principal guarantee benefits” in “Accessing your money” later in this Prospectus. The amount of any withdrawal charge is described under “Withdrawal charge” in “Charges and expenses” later in this Prospectus. Please note that withdrawal charges do not apply to Accumulator® SelectSM contracts.

4% Roll-Up to age 85 benefit base

(Used for the Greater of 4% Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit AND for the Guaranteed minimum income benefit)

Your benefit base is equal to:

•	your initial contribution and any additional contributions to the contract; plus

•	daily roll-up; less

•	a deduction that reflects any withdrawals you make (including any applicable withdrawal charges). The amount of this deduction is described under “How withdrawals affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Principal guarantee benefits” in “Accessing your money” and the section entitled “Charges and expenses” later in this Prospectus. The amount of any withdrawal charge is described under “Withdrawal charge” in “Charges and expenses” later in this Prospectus. Please note that withdrawal charges do not apply to Accumulator® SelectSM contracts.

The effective annual roll-up rate credited to this benefit base is:

•

4% with respect to the variable investment options (including amounts allocated to the account for special money market dollar cost averaging under Accumulator® PlusSM and Accumulator® SelectSM contracts but excluding all other amounts allocated to the EQ/Money Market variable investment option), and the account for special dollar cost averaging (under Accumulator® and Accumulator® EliteSM contracts only); and

•

2% with respect to the EQ/Money Market variable investment option, the guaranteed interest option and the loan reserve account under Rollover TSA (if applicable). If you elected a guaranteed benefit that provides a 4% (or greater) roll-up, an allocation to any investment option that rolls up at 2% will effectively reduce the growth rate of your guaranteed benefit. For more information, see “Our administrative procedures for calculating your Roll-up benefit base following a transfer” in “Transferring your money among investment options” later in this Prospectus.

Each daily roll-up is included in the benefit base for purposes of calculating the daily roll-up the next day, so the benefit base compounds daily at the effective annual rate noted above.

The benefit base stops rolling up on the contract date anniversary following the owner’s (or older joint owner’s, if applicable) 85th birthday. However, even after the 4% Roll-Up to age 85 benefit base stops rolling up, any associated Guaranteed minimum death benefit will remain in effect, and we will continue to deduct the charge for the Guaranteed minimum death benefit. If the contract owner subsequently dies while the contract is still in effect, we will pay a death benefit equal to the higher of the account value and the applicable benefit base amount.

See Appendix III for an example of the relationship between the benefit base calculated based on the 4% Roll-Up to age 85 and a hypothetical account value.

Certain contracts may have a different effective annual roll-up rate, based on when you purchased your contract and the state in which you purchased your contract. See Appendices VI and VII later in this Prospectus.

Please see “Our administrative procedures for calculating your Roll-up benefit base following a transfer” later in the Prospectus for more information about how we calculate your Roll-up benefit base when you transfer account values between investment options with a higher roll-up rate (4-6%) and investment options with a lower roll up rate (3%).

31

Annual Ratchet to age 85 benefit base

(Used for the Annual Ratchet to age 85 enhanced death benefit, for the Greater of 4% Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit AND for the Guaranteed minimum income benefit)

If you have not taken a withdrawal from your contract, your benefit base is equal to the greater of either:

•	your initial contribution to the contract (plus any additional contributions),

OR

•

your highest account value on any contract date anniversary up to the contract date anniversary following the owner’s (or older joint owner’s, if applicable) 85th birthday (plus any contributions made since the most recent Annual Ratchet).

If you have taken a withdrawal from your contract, your benefit base will be reduced from the amount described above. See “How withdrawals affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Principal guarantee benefits” in “Accessing your money” later in this Prospectus. The amount of any withdrawal charge is described under “Withdrawal charge” in “Charges and expenses” later in this Prospectus. Please note that withdrawal charges do not apply to Accumulator® SelectSM contracts. At any time after a withdrawal, your benefit base is equal to the greater of either:

•	your benefit base immediately following the most recent withdrawal (plus any additional contributions made after the date of such withdrawal),

OR

•

your highest account value on any contract date anniversary after the date of the most recent withdrawal, up to the contract date anniversary following the owner’s (or older joint owner’s, if applicable) 85th birthday (plus any contributions made since the most recent Annual Ratchet after the date of such withdrawal).

Your Annual Ratchet to age 85 benefit base is no longer eligible to increase after the contract date anniversary following your 85th birthday. However, any associated Guaranteed minimum death benefit will remain in effect, and we will continue to deduct the charge for the benefit. If the contract owner subsequently dies while the contract is still in effect, we will pay a death benefit equal to the higher of the account value and the applicable benefit base amount.

See Appendix III for an example of the relationship between the benefit base calculated based on the Annual Ratchet to age 85 and a hypothetical account value.

Greater of 4% Roll-Up to age 85 or Annual Ratchet to age 85 benefit base (Used for the Greater of 4% Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit AND for the Guaranteed minimum income benefit)

Your benefit base is equal to the greater of the benefit base computed for the 4% Roll-Up to age 85 or the benefit base computed for the Annual Ratchet to age 85, as described immediately above. For the Guaranteed minimum income benefit, the benefit base is reduced by any applicable withdrawal charge remaining when the option is exercised. For more information, see “Withdrawal charge” in “Charges and expenses” later in this Prospectus. Please note that withdrawal charges do not apply to Accumulator® SelectSM contracts.

Roll-Up benefit base reset

You will be eligible to reset your Guaranteed minimum income benefit Roll-Up benefit base on each contract date anniversary until the contract date anniversary following age 80. The reset amount will equal the account value as of the contract date anniversary on which you reset your Roll-Up benefit base. The Roll-Up continues to age 85 on any reset benefit base.

If you elect both the Guaranteed minimum income benefit AND the Greater of 4% Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit (the “Greater of enhanced death benefit”), you are eligible to reset the Roll-Up benefit base for these guaranteed benefits to equal the account value on any contract date anniversary until the contract date anniversary following age 80. If you elect both the Greater of enhanced death benefit and the Guaranteed minimum income benefit, the Roll-Up benefit bases for both are reset simultaneously when you request a Roll-Up benefit base reset. You cannot elect a Roll-Up benefit base reset for one benefit and not the other. After the contract date anniversary following your 80th birthday, the “Greater of” GMDB and its associated charge will remain in effect but the Roll-up benefit base will no longer be eligible for resets.

We will notify you, generally in your annual account statement that we issue each year following your contract date anniversary, if the Roll-Up benefit base is eligible to be reset. If eligible, you will have 30 days from your contract date anniversary to request a reset. At any time, you may choose one of the three available reset methods: one-time reset option, automatic annual reset program or automatic customized reset program.

one-time reset option — resets your Roll-Up benefit base on a single contract date anniversary.

automatic annual reset program — automatically resets your Roll-Up benefit base on each contract date anniversary you are eligible for a reset.

automatic customized reset program — automatically resets your Roll-Up benefit base on each contract date anniversary, if eligible, for the period you designate.

If your request to reset your Roll-Up benefit base is received at our processing office more than 30 days after your contract date anniversary, your Roll-Up benefit base will reset on the next contract date anniversary if you are eligible for a reset.

One-time reset requests will be processed as follows:

(i)	if your request is received within 30 days following your contract date anniversary, your Roll-Up benefit base will

32

be reset, if eligible, as of that contract date anniversary. If your benefit base was not eligible for a reset or that contract date anniversary, your one-time reset request will be terminated;

(ii)

if your request is received outside the 30 day period following your contract date anniversary, your Roll-Up benefit base will be reset, if eligible, on the next contract date anniversary. If your benefit base is not eligible for a reset, your one-time reset request will be terminated.

Once your one-time reset request is terminated, you must submit a new request in order to reset your benefit base.

If you wish to cancel your elected reset program, your request must be received by our processing office at least one business day prior to your contract date anniversary to terminate your reset program for such contract date anniversary. Cancellation requests received after this deadline will be applied the following year. A reset cannot be cancelled after it has occurred. For more information, see “How to reach us” earlier in this Prospectus. If you die before the contract date anniversary following age 85 and your spouse continues the contract, the benefit base will be eligible to be reset on each contract date anniversary as described above.

If you elect to reset your Roll-Up benefit base on any contract date anniversary on or after April 1, 2013, we will increase the charge for the Guaranteed minimum income benefit and the Greater of enhanced death benefit to the maximum charge permitted under the contract. There is no charge increase for the Annual Ratchet to age 85 enhanced death benefit. See both “Guaranteed minimum death benefit charge” and “Guaranteed minimum income benefit charge” in “Charges and expenses” later in this Prospectus for more information.

It is important to note that once you have reset your Roll-Up benefit base, a new waiting period to exercise the Guaranteed minimum income benefit will apply from the date of the reset: you may not exercise until the tenth contract date anniversary following the reset or, if later, the earliest date you would have been permitted to exercise without regard to the reset but not later than the contract date anniversary following age 85. See “Exercise rules” under “Guaranteed minimum income benefit” below for more information. Please note that in almost all cases, resetting your Roll-Up benefit base will lengthen the exercise waiting period. Also, even when there is no additional charge when you reset your Roll-Up benefit base, the total dollar amount charged on future contract date anniversaries may increase as a result of the reset since the charges may be applied to a higher benefit base than would have been otherwise applied. See “Charges and expenses” later in this Prospectus.

If you are a traditional IRA, TSA or QP contract owner, before you reset your Roll-Up benefit base, please consider the effect of the 10-year exercise waiting period on your requirement to take lifetime required minimum distributions with respect to the contract. If you must begin taking lifetime required minimum distributions during the 10-year waiting period, you may want to consider taking the annual lifetime required minimum distribution calculated for the contract from another permissible contract or funding vehicle. If you withdraw the lifetime required minimum distribution from the contract, and the required minimum distribution is more than 4% of the reset benefit base, the withdrawal would cause a pro rata reduction in the benefit base. Alternatively, resetting the benefit base to a larger amount would make it less likely that the required minimum distributions would exceed the 4% threshold. See “Lifetime required minimum distribution withdrawals” and “How withdrawals affect your Guaranteed minimum income benefit and Guaranteed minimum death benefit” in “Accessing your money.” Also, see “Required minimum distributions” under “Individual retirement arrangements (IRAs)” in “Tax information” and Appendix II — “Purchase considerations for QP Contracts” as well as Appendix VIII — “Tax-sheltered annuity contracts (TSAs)” later in this Prospectus.

Annuity purchase factors

Annuity purchase factors are the factors applied to determine your periodic payments under the Guaranteed minimum income benefit and annuity payout options. The Guaranteed minimum income benefit is discussed under “Guaranteed minimum income benefit” below and annuity payout options are discussed under “Your annuity payout options” in “Accessing your money” later in this Prospectus. Annuity purchase factors are based on interest rates, mortality tables, frequency of payments, the form of annuity benefit, and the owner’s (and any joint owner’s) age and sex in certain instances. We may provide more favorable current annuity purchase factors for the annuity payout options.

Guaranteed minimum income benefit

This section describes the Guaranteed minimum income benefit (“GMIB”) if you elect it at issue. If you add the benefit to your contract after issue, certain additional requirements apply, and the way the benefit is calculated may differ from how it is calculated if you elect it at issue. See “Adding the Guaranteed minimum income benefit after issue” later in this section.

The Guaranteed minimum income benefit is available if the owner is age 20 through 75 at the time the contract is issued.

This benefit includes the ability to reset your Guaranteed minimum income benefit base on each contract date anniversary until the contract date anniversary following age 80. See “Roll-Up benefit base reset” earlier in this section.

If the contract is jointly owned, the Guaranteed minimum income benefit will be calculated on the basis of the older owner’s age. There is an additional charge for the Guaranteed minimum income benefit which is described under “Guaranteed minimum income benefit charge” in “Charges and expenses” later in this Prospectus.

This feature is not available for an Inherited IRA or if you elect a Principal guarantee benefit. If you are using the

33

contract to fund a charitable remainder trust (for Accumulator® and Accumulator® EliteSM contracts only), you will have to take certain distribution amounts. You should consider split-funding so that those distributions do not adversely impact your guaranteed minimum income benefit. See “Owner and annuitant requirements” earlier in this section. If the owner was older than age 60 at the time an IRA, QP or Rollover TSA contract was issued or the Guaranteed minimum income benefit was added to the contract, the Guaranteed minimum income benefit may not be an appropriate feature because the minimum distributions required by tax law generally must begin before the Guaranteed minimum income benefit can be exercised. See “How withdrawals affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Principal guarantee benefits” in “Accessing your money” later in this Prospectus.

If you elect the Guaranteed minimum income benefit option and change ownership of the contract, this benefit will automatically terminate, except under certain circumstances. See “Transfers of ownership, collateral assignments, loans and borrowing” in “More information,” later in this Prospectus for more information.

The Guaranteed minimum income benefit guarantees you a minimum amount of fixed income under your choice of a life annuity fixed pay-out option or a life with a period certain payout option. You choose which of these payout options you want and whether you want the option to be paid on a single or joint life basis at the time you exercise your Guaranteed minimum income benefit. The maximum period certain available under the life with a period certain payout option is 10 years. This period may be shorter, depending on the owner’s age, as follows:

Level payments
Owner’s age at exercise	Period certain years
80 and younger	10
81	9
82	8
83	7
84	6
85	5

We may also make other forms of payout options available. For a description of payout options, see “Your annuity payout options” in “Accessing your money” later in this Prospectus.

The Guaranteed minimum income benefit should be regarded as a safety net only.

When you exercise the Guaranteed minimum income benefit, the annual lifetime income that you will receive under a fixed payout option will be the greater of (i) your Guaranteed minimum income benefit which is calculated by applying your Guaranteed minimum income benefit base, less any applicable withdrawal charge remaining (if applicable under your Accumulator® Series contract), to GMIB guaranteed annuity purchase factors, or (ii) the amount of income provided by applying your account value to our then current annuity purchase factors or base contract guaranteed annuity purchase factors. For Rollover TSA only, we will subtract from the Guaranteed minimum income benefit base or account value any outstanding loan, including interest accrued but not paid. You may also elect to receive monthly or quarterly payments as an alternative. If you elect monthly or quarterly payments, the aggregate payments you receive in a contract year will be less than what you would have received if you had elected an annual payment, as monthly and quarterly payments reflect the time value of money with regard to both interest and mortality. The benefit base is applied only to the guaranteed annuity purchase factors under the Guaranteed minimum income benefit in your contract and not to any other guaranteed or current annuity purchase rates. Your account value is never applied to the guaranteed annuity purchase factors under GMIB. The amount of income you actually receive will be determined when we receive your request to exercise the benefit.

When you elect to receive annual lifetime income, your contract (including its death benefit and any account or cash values) will terminate and you will receive a supplementary contract for the annuity payout option. For a discussion of when your payments will begin and end, see “Exercise of Guaranteed minimum income benefit” below.

Before you elect the Guaranteed minimum income benefit, you should consider the fact that it provides a form of insurance and is based on conservative actuarial factors. Therefore, even if your account value is less than your benefit base, you may generate more income by applying your account value to current annuity purchase factors. We will make this comparison for you when the need arises.

Guaranteed minimum income benefit “no lapse guarantee”.   In general, if your account value falls to zero (except as discussed below), the Guaranteed minimum income benefit will be exercised automatically, based on the owner’s (or older joint owner’s, if applicable) current age and benefit base, as follows:

•

You will be issued a supplementary contract based on a single life with a maximum 10 year period certain. Payments will be made annually starting one year from the date the account value fell to zero. Upon exercise, your contract (including the Guaranteed minimum death benefit, any other guaranteed benefits and any account or cash values) will terminate.

•	You will have 30 days from when we notify you to change the payout option and/or the payment frequency.

Please note that we will not automatically exercise the Guaranteed minimum income benefit, as described above, if you have a TSA contract and withdrawal restrictions apply.

34

The no lapse guarantee will terminate under the following circumstances:

•

If your aggregate withdrawals during any contract year exceed 4% of the Roll-Up benefit base (as of the beginning of the contract year or in the first contract year, for contracts in which the Guaranteed minimum income benefit is elected at issue, all contributions received in the first 90 days);

•	Upon the contract date anniversary following the owner (or older joint owner, if applicable) reaching age 85.

If your no lapse guarantee is no longer in effect and your account value subsequently falls to zero, your contract will terminate without value, and you will lose the Guaranteed minimum income benefit, Guaranteed minimum death benefit (if elected) and any other guaranteed benefits.

Please note that if you participate in our Automatic RMD service, an automatic withdrawal under that program will not cause the no lapse guarantee to terminate even if a withdrawal causes your total contract year withdrawals to exceed 4% of your Roll-Up benefit base at the beginning of the contract year.

Exercise of Guaranteed minimum income benefit.  On each contract date anniversary that you are eligible to exercise the Guaranteed minimum income benefit, we will send you an eligibility notice with your annual statement. The annual statement will illustrate how much income could be provided as of the contract date anniversary. You must notify us within 30 days following the contract date anniversary if you want to exercise the Guaranteed minimum income benefit.

We deduct guaranteed benefit and annual administrative charges from your account value on your contract date anniversary, and you can only exercise the Guaranteed minimum income benefit, if eligible, during the 30 day period following your contract date anniversary. Therefore, if your account value is not sufficient to pay fees on your next contract date anniversary, your contract will terminate and you will not have an opportunity to exercise your Guaranteed minimum income benefit unless the no lapse guarantee provision under your contract is still in effect. See “Effect of your account value falling to zero” in “Determining your contract’s value” later in this Prospectus.

You must return your contract to us, along with all required information within 30 days following your contract date anniversary, in order to exercise this benefit. Upon exercising the GMIB, any Guaranteed minimum death benefit you elected will terminate without value. Also, upon exercise of the Guaranteed minimum income benefit, the owner (or older joint owner, if applicable) will become the annuitant, and the contract will be annuitized on the basis of the annuitant’s life. You will begin receiving annual payments one year after the annuity payout contract is issued. If you choose monthly or quarterly payments, you will receive your payment one month or one quarter after the annuity payout contract is issued. You may choose to take a withdrawal prior to exercising the Guaranteed minimum income benefit, which will reduce your payments. You may not partially exercise this benefit. See “Accessing your money” under “Withdrawing your account value” later in this Prospectus. Payments end with the last payment before the annuitant’s (or joint annuitant’s, if applicable) death or, if later, the end of the period certain (where the payout option chosen includes a period certain).

Exercise rules.  The latest date you may exercise the Guaranteed minimum income benefit is the 30th day following the contract date anniversary following your 85th birthday. Other options are available to you on the contract date anniversary following your 85th birthday. See “Guaranteed withdrawal benefit for life (“GWBL”)” later in this Prospectus. In addition, eligibility to exercise the Guaranteed minimum income benefit is based on the owner’s (or older joint owner’s, if applicable) age, as follows:

•

If you were at least age 20 and no older than age 44 when the contract was issued or on the GMIB effective date, you are eligible to exercise the Guaranteed minimum income benefit within 30 days following each contract date anniversary beginning with the 15th contract date anniversary or GMIB effective date anniversary.

•

If you were at least age 45 and no older than age 49 when the contract was issued or on the GMIB effective date, you are eligible to exercise the Guaranteed minimum income benefit within 30 days following each contract date anniversary after age 60.

•

If you were at least age 50 and no older than age 75 when the contract was issued or on the GMIB effective date, you are eligible to exercise the Guaranteed minimum income benefit within 30 days following each contract date anniversary beginning with the 10th contract date anniversary or GMIB effective date anniversary.

To exercise the Guaranteed minimum income benefit:

—	We must receive your notification in writing within 30 days following any contract date anniversary on which you are eligible; and

—

Your account value must be greater than zero on the exercise date. See “Effect of your account value falling to zero” in “Determining your contract’s value” for more information about the impact of insufficient account value on your ability to exercise the Guaranteed minimum income benefit.

Please note:

(i)

if you were age 75 when the contract was issued or elected to add the Guaranteed minimum income benefit when you were 74, but turned 75 before the GMIB effective date or the Roll-Up benefit base was reset when you were between the ages of 75 and 80, the only time you may exercise the Guaranteed minimum income benefit is within 30 days following the contract date anniversary following your attainment of age 85;

(ii)	for Accumulator® Series QP contracts, the Plan participant can exercise the Guaranteed minimum income benefit

35

only if he or she elects to take a distribution from the Plan and, in connection with this distribution, the Plan’s trustee changes the ownership of the contract to the participant. This effects a rollover of the Accumulator® QP contract into an Accumulator® Rollover IRA. This process must be completed within the 30-day time frame following the contract date anniversary in order for the Plan participant to be eligible to exercise. However, if the Guaranteed minimum income benefit is automatically exercised as a result of the no lapse guarantee, a rollover into an IRA will not be effected and payments will be made directly to the trustee;

(iii)

since no partial exercise is permitted, owners of defined benefit QP contracts who plan to change ownership of the contract to the participant must first compare the participant’s lump sum benefit amount and annuity benefit amount to the Guaranteed minimum income benefit amount and account value, and make a withdrawal from the contract if necessary. See “How withdrawals affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Principal guarantee benefits” in “Accessing your money” later in this Prospectus.

(iv)

for Accumulator® Series Rollover TSA contracts, you may exercise the Guaranteed minimum income benefit only if you effect a roll-over of the TSA contract to an Accumulator® Series Rollover IRA. This may only occur when you are eligible for a distribution from the TSA. This process must be completed within the 30-day time-frame following the contract date anniversary in order for you to be eligible to exercise;

(v)

if you reset the Roll-Up benefit base (as described earlier in this section), your new exercise date will be the tenth contract date anniversary following the reset or, if later, the earliest date you would have been permitted to exercise without regard to the reset, but in no event will it be later than the contract date anniversary following age 85. Please note that in almost all cases, resetting your Roll-Up benefit base will lengthen the waiting period;

(vi)

a spouse beneficiary or younger spouse joint owner under Spousal continuation may only continue the Guaranteed minimum income benefit if the contract is not past the last date on which the original owner could have exercised the benefit. In addition, the spouse beneficiary or younger spouse joint owner must be eligible to continue the benefit and to exercise the benefit under the applicable exercise rule (described in the above bullets) using the following additional rules. The spouse beneficiary or younger spouse joint owner’s age on the date of the owner’s death replaces the owner’s age at issue or on the GMIB effective date, if the Guaranteed minimum income benefit is added after issue, for purposes of determining the availability of the benefit and which of the exercise rules applies. For example, if an owner is age 70 at issue, and he dies at age 84, and the spouse beneficiary is 86 on the date of his death, she will not be able to exercise the Guaranteed minimum income benefit, even though she was 72 at the time the contract was issued, because eligibility is measured using her age at the time of the owner’s death, not her age on the issue date. The original contract issue date (or GMIB effective date) will continue to apply for purposes of the exercise rules;

(vii)

if the contract is jointly owned and not an IRA contract, you can elect to have the Guaranteed minimum income benefit paid either: (a) as a joint life benefit or (b) as a single life benefit paid on the basis of the older owner’s age;

(viii)

if the contract is an IRA contract, you can elect to have the Guaranteed minimum income benefit paid either: (a) as a joint life benefit, but only if the joint annuitant is your spouse or (b) as a single life benefit paid on the basis of the annuitant’s age; and

(ix)

if the contract is owned by a trust or other non-natural person, eligibility to elect or exercise the Guaranteed minimum income benefit is based on the annuitant’s (or older joint annuitant’s, if applicable) age, rather than the owner’s.

See “Effect of the owner’s death” under “Payment of death benefit” later in this Prospectus for more information.

If your account value is insufficient to pay applicable charges when due, your contract will terminate, which could cause you to lose your Guaranteed minimum income benefit. For more information, please see ‘‘Effect of your account value falling to zero’’ in ‘‘Determining your contract’s value” and the section entitled ‘‘Charges and expenses’’ later in this Prospectus.

For information about the impact of withdrawals on the Guaranteed minimum income benefit and any other guaranteed benefits you may have elected, please see ‘‘How withdrawals affect your Guaranteed minimum income benefit and Guaranteed minimum death benefit’’ in ‘‘Accessing your money.”

From time to time, we may offer you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits. See “Guaranteed benefit offers” later in this section for more information.

If you previously accepted an offer to terminate a guaranteed benefit, you no longer have an enhanced or the standard death benefit. Please refer to the terms of your offer for information about your remaining death benefit.

Adding the Guaranteed minimum income benefit after issue

You may add the Guaranteed minimum income benefit to your contract after issue (subject to the requirements described below) so long as: (i) no more than three months have elapsed since your contract was issued, or (ii) we continue to offer the Guaranteed minimum income benefit described earlier in this section with the identical terms and conditions, including the maximum fee and the roll-up rate, in the state in which your contract was issued. Check with your financial professional to see whether we are still offering this version of the Guaranteed minimum income benefit in your state.

36

If you add the Guaranteed minimum income benefit after issue, it will function as described earlier in this section, under “Guaranteed minimum income benefit”, with certain exceptions:

•	The owner (and joint owner, if any) must be between the ages of 20 and 74 on the date we receive your election form at our processing office in good order (the “GMIB addition date”).

•

The Guaranteed minimum income benefit will become effective under your contract on the contract date anniversary that follows the GMIB addition date (the “GMIB effective date”). If the GMIB addition date is a contract date anniversary, the GMIB effective date will be that date as well.

•

Your initial Guaranteed minimum income benefit base will be equal to the account value on the GMIB effective date. Subsequent adjustments to your Guaranteed minimum income benefit base will be calculated as described above in the section “Guaranteed minimum death benefit and Guaranteed minimum income benefit base” earlier in this Prospectus.

•

Certain contract owners will only be permitted to add the Guaranteed minimum income benefit to their contracts if the death benefit they elect at issue is compatible with the Guaranteed minimum income benefit. They may elect the Guaranteed minimum income benefit if they have the Standard death benefit or the Annual Ratchet to age 85 enhanced death benefit.

•

If you have collaterally assigned all or a portion of the value of your NQ contract, you must terminate the collateral assignment before you elect the Guaranteed minimum income benefit. See “Transfers of ownership, collateral assignments, loans and borrowing” in “More information” later in this Prospectus.

Adding the Guaranteed minimum income benefit after a benefit has been dropped

If you drop the Guaranteed minimum income benefit, as described later in this section under “Dropping the Guaranteed minimum income benefit after issue”, you will not be able to add the Guaranteed minimum income benefit to your contract again for one year after you have dropped the benefit, in addition to the other requirements described in this section.

Dropping the Guaranteed minimum income benefit after issue

You may drop the Guaranteed minimum income benefit from your contract after issue, subject to the following restrictions:

•	For Accumulator®, Accumulator® PlusSM and Accumulator® EliteSM contract holders:

—	You may not drop the Guaranteed minimum income benefit if there are any withdrawal charges in effect under your contract, including withdrawal charges applicable to subsequent contributions.

—

If you add the Guaranteed minimum income benefit after your contract is issued, you may not drop the benefit until the later of the expiration of any withdrawal charges in effect under your contract and the contract date anniversary following the GMIB effective date.

•	For Accumulator® SelectSM contract holders:

—	If you elect the Guaranteed minimum income benefit at issue, you may not drop the benefit until the fourth contract date anniversary following the GMIB effective date.

—

If you add the Guaranteed minimum income benefit after your contract is issued, you may not drop the benefit until the later of the fourth contract date anniversary and the first contract date anniversary following the GMIB effective date.

•

The Guaranteed minimum income benefit will be dropped from your contract on the date we receive your election form at our processing office in good order. If you drop the Guaranteed minimum income benefit on a date other than a contract date anniversary, we will deduct a pro rata portion of the Guaranteed minimum income benefit charge for the contract year on that date.

•

If you elect the Greater of 4% Roll-Up to age 85 or Annual Ratchet to age 85 Guaranteed minimum death benefit and the Guaranteed minimum income benefit, and subsequently drop the Guaranteed minimum income benefit, we will no longer deduct the Guaranteed minimum income benefit charge. However, we will continue to deduct the Guaranteed minimum death benefit charge.

Guaranteed minimum death benefit

Your contract provides a Standard death benefit. If you do not elect one of the enhanced death benefits described below, the death benefit is equal to your account value as of the date we receive satisfactory proof of death, any required instructions for the method of payment, information and forms necessary to effect payment, OR the Standard death benefit, whichever provides the higher amount. The Standard death benefit is equal to your total contributions, adjusted for any withdrawals (and any associated withdrawal charges, if applicable under your Accumulator® Series contract). For Accumulator®, Accumulator® EliteSM and Accumulator® SelectSM contract owners, the Standard death benefit is the only death benefit available for owners (or older joint owners, if applicable) ages 76 through 85 at issue, and for Accumulator® PlusSM contract owners, ages 76 through 80 at issue.

If you elect one of the enhanced death benefits, the death benefit is equal to your account value as of the date we receive satisfactory proof of the owner’s (or older joint owner’s, if applicable) death, any required instructions for the

37

method of payment, information and forms necessary to effect payment, or your elected enhanced death benefit on the date of the owner’s (or older joint owner’s, if applicable) death, adjusted for any subsequent withdrawals (and associated withdrawal charges, if applicable under your Accumulator® Series contract), whichever provides the higher amount. Once your contract is issued, you may not change or voluntarily terminate your death benefit. See “Payment of death benefit” later in this Prospectus for more information.

The Annual Ratchet to age 85 enhanced death benefit and the Standard death benefit can be elected by themselves. The Greater of 4% Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit can only be elected if you also elect the Guaranteed minimum income benefit. Each enhanced death benefit has an additional charge. Although the amount of your enhanced death benefit will no longer increase after age 85, we will continue to deduct this charge as long as your enhanced death benefit is in effect. There is no additional charge for the Standard death benefit. See “Charges and expenses” for more information.

The enhanced death benefits, together with the standard death benefit, comprise the Guaranteed minimum death benefits available under the contract.

If you elect one of the enhanced death benefit options described below and change ownership of the contract, generally the benefit will automatically terminate, except under certain circumstances. If this occurs, any enhanced death benefit elected will be replaced automatically with the Standard death benefit. See “Transfers of ownership, collateral assignments, loans and borrowing” in “More information” later in this Prospectus for more information.

If your contract terminates for any reason, your Guaranteed minimum death benefit will also terminate. See “Termination of your contract” in “Determining your contract’s value” for information about the circumstances under which your contract will terminate.

For Accumulator® PlusSM contracts, if the owner (or older joint owner, if applicable) dies during the one-year period following our receipt of a contribution, the account value used to calculate the applicable guaranteed minimum death benefit will not reflect any credits applied in the one-year period prior to death. For Joint life GWBL contracts, we will only recover the credit if the second owner dies within the one-year period following a contribution.

Subject to state availability (see Appendix VI later in this Prospectus for state availability of these benefits), your age at contract issue, and your contract type, you may elect one of the following enhanced death benefits described below:

•	Annual Ratchet to age 85

This optional enhanced death benefit is available to owner (or older joint owner, if applicable) ages 0 through 75 at issue of NQ contracts, ages 0 through 70 at issue of Inherited IRA contracts, ages 20 through 70 at issue of Flexible Premium IRA contracts and ages 20 through 75 at issue of Rollover IRA, Roth Conversion IRA, Flexible Premium Roth IRA, Rollover TSA and QP contracts.

•	Greater of 4% Roll-Up to age 85 or Annual Ratchet to age 85

This optional enhanced death benefit is available, if elected in connection with the Guaranteed minimum income benefit, to owner (or older joint owner, if applicable) ages 20 through 70 at issue of Flexible Premium IRA contracts and ages 20 through 75 at issue of NQ, Rollover IRA, Roth Conversion IRA, Flexible Premium Roth IRA, Rollover TSA and QP contracts.

For contracts with non-natural owners, the available death benefits are based on the annuitant’s age.

Each enhanced death benefit is equal to its corresponding benefit base described earlier in “Guaranteed minimum death benefit and Guaranteed minimum income benefit base.” Once you have made your enhanced death benefit election, you may not change it.

If you purchase the “Greater of” enhanced death benefit with the Guaranteed minimum income benefit, you will be eligible to reset your Roll-Up benefit base on each contract date anniversary until the contract date anniversary following age 80. See “Roll-Up benefit base reset” earlier in this section.

For information about the effect of withdrawals on your Guaranteed minimum death benefit, please see ‘‘How withdrawals affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Principal guarantee benefits’’ in ‘‘Accessing your money.”

Resets are not available under the Greater of 4% Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit if you drop the Guaranteed minimum income benefit.

If you are using your Accumulator® or Accumulator® EliteSM contract to fund a charitable remainder trust, you will have to take certain distribution amounts. You should consider split-funding so that those distributions do not adversely impact your enhanced death benefit. See “Owner and annuitant requirements” earlier in this section.

See Appendix III later in this Prospectus for an example of how we calculate an enhanced death benefit.

From time to time, we may offer you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits. See “Guaranteed benefit offers” later in this section for more information.

If you previously accepted an offer to terminate a guaranteed benefit, you no longer have an enhanced or the standard death benefit. Please refer to the terms of your offer for information about your remaining death benefit.

Earnings enhancement benefit

Subject to state and contract availability (see Appendix VI later in this Prospectus for state availability of these benefits), if you are purchasing a contract under which the Earnings enhancement benefit is available, you may elect the Earnings

38

enhancement benefit at the time you purchase your contract, if the owner is age 75 or younger. The Earnings enhancement benefit provides an additional death benefit as described below. See the appropriate part of “Tax information” later in this Prospectus for the potential tax consequences of electing to purchase the Earnings enhancement benefit in an NQ, IRA or Rollover TSA contract. Once you purchase the Earnings enhancement benefit you may not voluntarily terminate this feature. If you elect the Earnings enhancement benefit at issue, and your Guaranteed minimum income benefit then converts to the Guaranteed withdrawal benefit for life at age 85, the Earnings enhancement benefit will continue in force after conversion, although it may be adversely affected by withdrawals under the Guaranteed withdrawal benefit for life. See “Guaranteed withdrawal benefit for life (“GWBL”)” later in this Prospectus.

If you elect the Earnings enhancement benefit described below and change ownership of the contract, generally this benefit will automatically terminate, except under certain circumstances. See “Transfers of ownership, collateral assignments, loans and borrowing” in “More information,” later in this Prospectus for more information. This benefit will also terminate if your contract terminates for any reason. See “Termination of your contract” in “Determining your contract’s value” later in this Prospectus.

If the owner (or older joint owner, if applicable) is 70 or younger when we issue your contract (or if the spouse beneficiary or younger spouse joint owner is 70 or younger when he or she becomes the successor owner and the Earnings enhancement benefit had been elected at issue), the additional death benefit will be 40% of:

the greater of:

•	the account value, or

•	any applicable death benefit

decreased by:

•	total net contributions.

For purposes of calculating your Earnings enhancement benefit, the following applies: (i) “Net contributions” are the total contributions made (or if applicable, the total amount that would otherwise have been paid as a death benefit had the spouse beneficiary or younger spouse joint owner not continued the contract plus any subsequent contributions) adjusted for each withdrawal that exceeds your Earnings enhancement benefit earnings. “Net contributions” are reduced by the amount of that excess. Earnings enhancement benefit earnings are equal to (a) minus (b) where (a) is the greater of the account value and the death benefit immediately prior to the withdrawal, and (b) is the net contributions as adjusted by any prior withdrawals (for Accumulator® PlusSM contracts, credit amounts are not included in “net contributions”); and (ii) “Death benefit” is equal to the greater of the account value as of the date we receive satisfactory proof of death or any applicable Guaranteed minimum death benefit as of the date of death.

For Accumulator® PlusSM contracts, for purposes of calculating your Earnings enhancement benefit, if any contributions are made in the one-year period prior to death of the owner (or older joint owner, if applicable), the account value will not include any credits applied in the one-year period prior to death.

If the owner (or older joint owner, if applicable) is age 71 through 75 when we issue your contract (or if the spouse beneficiary or younger spouse joint owner is between the ages of 71 and 75 when he or she becomes the successor owner and the Earnings enhancement benefit had been elected at issue), the additional death benefit will be 25% of:

the greater of:

•	the account value, or

•	any applicable death benefit

decreased by:

•	total net contributions.

The value of the Earnings enhancement benefit is frozen on the first contract date anniversary after the owner (or older joint owner, if applicable) turns age 80, except that the benefit will be reduced for withdrawals on a pro rata basis. Reduction on a pro rata basis means that we calculate the percentage of the current account value that is being withdrawn and we reduce the benefit by that percentage. For example, if the account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your account value. If the benefit is $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 x .40) and the benefit after the withdrawal would be $24,000 ($40,000 – $16,000).

For an example of how the Earnings enhancement benefit is calculated, please see Appendix V.

Although the value of your Earnings enhancement benefit will no longer increase after age 80, we will continue to deduct the charge for this benefit as long as it remains in effect.

For contracts continued under Spousal continuation, upon the death of the spouse (or older spouse, in the case of jointly owned contracts), the account value will be increased by the value of the Earnings enhancement benefit as of the date we receive due proof of death. The benefit will then be based on the age of the surviving spouse as of the date of the deceased spouse’s death for the remainder of the contract. If the surviving spouse is age 76 or older, the benefit will terminate and the charge will no longer be in effect. The spouse may also take the death benefit (increased by the Earnings enhancement benefit) in a lump sum. See “Spousal continuation” in “Payment of death benefit” later in this Prospectus for more information.

The Earnings enhancement benefit must be elected when the contract is first issued: neither the owner nor the successor owner can add it after the contract has been issued. Ask your financial professional or see Appendix VI later in this Prospectus to see if this feature is available in your state.

39

From time to time, we may offer you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits. See “Guaranteed benefit offers” later in this section for more information.

If you previously accepted an offer to terminate a guaranteed benefit, you no longer have an enhanced or the standard death benefit. Please refer to the terms of your offer for information about your remaining death benefit.

Guaranteed withdrawal benefit for life (“GWBL”)

For an additional charge, the Guaranteed withdrawal benefit for life (“GWBL”) guarantees that you can take withdrawals up to a maximum amount per year (your “Guaranteed annual withdrawal amount”). GWBL is only available upon conversion of the Guaranteed minimum income benefit at age 85 under certain circumstances.

The “Conversion effective date” is the contract date anniversary following age 85. The “Conversion transaction date” is the date that we receive your election form at our processing office in good order, if you affirmatively elect to convert the Guaranteed minimum income benefit to the Guaranteed withdrawal benefit for life at age 85, or the 30th day following the Conversion effective date, if the Guaranteed minimum income benefit converts automatically to the Guaranteed withdrawal benefit for life.

If you have neither exercised the Guaranteed minimum income benefit nor dropped it from your contract as of the Conversion effective date, you will have up to 30 days after that contract date anniversary to choose what you want to do with your Guaranteed minimum income benefit. You will have three choices available to you:

•	You may affirmatively convert the Guaranteed minimum income benefit to a Guaranteed withdrawal benefit for life;

•	You may exercise the Guaranteed minimum income benefit, and begin to receive lifetime income under that benefit;

•	You may elect to terminate the Guaranteed minimum income benefit without converting to the Guaranteed withdrawal benefit for life.

If you take no action, the Guaranteed minimum income benefit will convert automatically to the Guaranteed withdrawal benefit for life.

If you exercise the Guaranteed minimum income benefit, it will function as described earlier in this Prospectus under “Guaranteed minimum income benefit”. If you elect to terminate the Guaranteed minimum income benefit without converting to the Guaranteed withdrawal benefit for life, your contract will continue in force, without either benefit. If you take no action, or affirmatively convert the Guaranteed minimum income benefit, your Guaranteed minimum income benefit will be converted to the Guaranteed withdrawal benefit for life, retroactive to the Conversion effective date. Please note that if you exercise the Guaranteed minimum income benefit prior to the Conversion effective date, you will not have the option to convert the Guaranteed minimum income benefit to the Guaranteed withdrawal benefit for life.

The charge for the GWBL benefit will be deducted from your account value on each contract date anniversary. Please see “Guaranteed withdrawal benefit for life charge” later in this Prospectus for a description of the charge.

You should not convert the Guaranteed minimum income benefit to this benefit at age 85 (or permit the benefit to convert) if:

•

You plan to take withdrawals in excess of your Guaranteed annual withdrawal amount because those withdrawals may significantly reduce or eliminate the value of the benefit (see “Effect of Excess withdrawals” below in this section);

•	You are not interested in taking withdrawals prior to the contract’s maturity date; or

•	You are using the contract to fund a Rollover TSA or QP contract where withdrawal restrictions will apply.

For traditional IRAs, TSA and QP contracts, you may take your lifetime required minimum distributions (“RMDs”) without losing the value of the GWBL benefit, provided you comply with the conditions described under “Lifetime required minimum distribution withdrawals” in “Accessing your money” later in this Prospectus, including utilizing our Automatic RMD service. The Automatic RMD service is not available under defined benefit QP contracts. If you do not expect to comply with these conditions, this benefit may have limited usefulness for you and you should consider whether it is appropriate. Please consult your tax adviser.

From time to time, we may offer you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits. See “Guaranteed benefit offers” later in this section for more information.

If you previously accepted an offer to terminate a guaranteed benefit, you no longer have an enhanced or the standard death benefit. Please refer to the terms of your offer for information about your remaining death benefit.

Additional owner and annuitant requirements

Converting the Guaranteed minimum income benefit to the Guaranteed withdrawal benefit for life may alter the ownership of your contract. The options you may choose depend on the original ownership of your contract. You may only choose among the ownership options below if you affirmatively choose to convert the Guaranteed minimum income benefit to the Guaranteed withdrawal benefit for life. If your benefit is converted automatically, your contract will be structured as a Single life contract. Your ability to add a Joint life is also limited by the age and timing requirements described below under “Guaranteed annual withdrawal amount”.

40

Single owner.  If the contract has a single owner, and the owner converts the Guaranteed minimum income benefit to the Guaranteed withdrawal benefit for life with the single life (“Single life”) option, there will be no change to the ownership of the contract. However, if the owner converts the Guaranteed minimum income benefit to the Guaranteed withdrawal benefit for life with the joint life (“Joint life”) option, the owner must add his or her spouse as the successor owner. We will use the age of the younger spouse in determining the Joint life Applicable percentage. If the contract is an NQ contract, the owner may grant the successor owner ownership rights in the contract at the time of conversion.

Joint owners.  If the contract has joint owners, and the Guaranteed minimum income benefit converts to the Guaranteed withdrawal benefit for life with the Single life option, there will be no change to the ownership of the contract, unless the joint owners request that the younger joint owner be dropped from the contract. If the contract has spousal joint owners, and they request a Joint life benefit, we will use the younger spouse’s age in determining the Applicable percentage. If the contract has non-spousal joint owners, and the joint owners request a Joint life benefit, the younger owner may be dropped from the contract, and the remaining owner’s spouse added as the successor owner. We will use the age of the younger spouse in determining the Joint life Applicable percentage.

Non-natural owner.  Contracts with non-natural owners that convert to the Guaranteed withdrawal benefit for life will have different options available to them, depending on whether they have an individual annuitant or joint annuitants. If the contract has a non-natural owner and an individual annuitant, and the owner converts to the Guaranteed withdrawal benefit for life with the Single life option, there will be no change to the ownership of the contract. If the owner converts to the Guaranteed withdrawal benefit for life with the Joint life option under a contract with an individual annuitant, the owner must add the annuitant’s spouse as the joint annuitant. We will use the age of the younger spouse in determining the Joint life Applicable percentage.

If the contract has a non-natural owner and joint annuitants, and the owner converts to the Guaranteed withdrawal benefit for life with the Single life option, there will be no change to the ownership of the contract, unless the owner requests that the younger annuitant be dropped from the contract. If the owner converts to the Guaranteed withdrawal benefit for life on a Joint life basis, there will be no change to the ownership of your contract. We will use the age of the younger spouse in determining the Applicable percentage on a Joint life basis.

GWBL benefit base

Upon conversion of the Guaranteed minimum income benefit to GWBL at age 85, your GWBL benefit base is equal to either your account value or Guaranteed minimum income benefit base, as described below under “Guaranteed annual withdrawal amount”. It will increase or decrease, as follows:

•	Your GWBL benefit base may be increased on each contract date anniversary, as described below under “Annual Ratchet”.
•

Your GWBL benefit base is not reduced by withdrawals except those withdrawals that cause total withdrawals in a contract year to exceed your Guaranteed annual withdrawal amount (“Excess withdrawal”). See “Effect of Excess withdrawals” below in this section.

Guaranteed annual withdrawal amount

The Guaranteed annual withdrawal amount may be withdrawn at any time during the contract year that begins on the Conversion effective date, or any subsequent contract year. You may elect one of our automated payment plans or you may take partial withdrawals. All withdrawals reduce your account value and Guaranteed minimum death benefit. Any withdrawals taken during the 30 days after the Conversion effective date will be counted toward the Guaranteed annual withdrawal amount, even if the withdrawal occurs before the Conversion transaction date.

We will recalculate the Guaranteed annual withdrawal amount on each contract date anniversary and as of the date of any Excess withdrawal, as described below under “Effect of Excess withdrawals”. The withdrawal amount is guaranteed never to decrease as long as there are no Excess withdrawals.

Your Guaranteed annual withdrawals are not cumulative. If you withdraw less than the Guaranteed annual withdrawal amount in any contract year, you may not add the remainder to your Guaranteed annual withdrawal amount in any subsequent year.

The withdrawal charge, if applicable under your Accumulator® Series contract, is waived for withdrawals up to the Guaranteed annual withdrawal amount, but all withdrawals are counted toward your free withdrawal amount. See “Withdrawal charge” in “Charges and expenses” later in this Prospectus.

Your Guaranteed annual withdrawal amount is calculated based on whether the benefit is based on a Single Life or Joint Life as described below:

Single life.  If your Guaranteed minimum income benefit is converted to a Guaranteed withdrawal benefit for life on a Single life basis, the Guaranteed annual withdrawal amount will be equal to (1) either: (i) your account value on the Conversion effective date or (ii) your Guaranteed minimum income benefit base on the Conversion effective date, multiplied by (2) the relevant Applicable percentage.

In calculating the relevant Applicable percentage, we consider your account value and Guaranteed minimum income benefit base on the Conversion effective date. Your initial GWBL benefit base and Applicable percentage will be determined by whichever combination of benefit base and percentage set forth in the table below results in a higher Guaranteed annual withdrawal amount.

A Applicable percentage of account value	B Applicable percentage of Guaranteed minimum income benefit base
5.0%	4.0%

41

For example, if on the Conversion effective date the Guaranteed minimum income benefit base is $115,000, and your account value is $100,000, the Guaranteed annual withdrawal amount would be $5,000. This is because $115,000 (the Guaranteed minimum income benefit base) multiplied by 4.0% (the percentage in Column B) equals only $4,600, while $100,000 (the account value) multiplied by 5.0% (the percentage in Column A) equals $5,000. Under this example, your initial GWBL benefit base would be $100,000, and your Applicable percentage would be 5.0%.

On the other hand, if on the Conversion effective date the Guaranteed minimum income benefit base is $200,000, and your account value is $100,000, the initial Guaranteed annual withdrawal amount would be $8,000. This is because $100,000 (the account value) multiplied by 5.0% (the percentage in Column A) equals only $5,000, while $200,000 (the Guaranteed minimum income benefit base) multiplied by 4.0% (the percentage in Column B) equals $8,000. Under this example, your initial GWBL benefit base would be $200,000, and your Applicable percentage would be 4.0%.

The initial GWBL benefit base can be increased by an Annual Ratchet on each subsequent contract date anniversary to equal the account value on that date if it is greater than the GWBL benefit base on that date. If the GWBL benefit base increases as the result of an Annual Ratchet, we will increase the charge at the time of the Annual Ratchet to the maximum charge permitted under the contract. See “Guaranteed withdrawal benefit for life charge” in “Charges and expenses” later in this Prospectus.

If the initial GWBL benefit base and Applicable percentage are calculated using your Guaranteed minimum income benefit base on the Conversion effective date (Column B above), and the GWBL benefit base is increased by an Annual Ratchet, then the Applicable percentage will increase from 4.0% to 5.0%.

However, if the initial GWBL benefit base and Applicable percentage are calculated using your account value on the Conversion effective date (Column A above), then an Annual Ratchet will not affect the Applicable percentage.

If the GWBL benefit base and/or the Applicable percentage increases as the result of an Annual Ratchet, the Guaranteed annual withdrawal amount will also increase.

If you take a withdrawal during the 30 days following the Conversion effective date, and your Guaranteed minimum income benefit is converted to the Guaranteed withdrawal benefit for life on a Single life basis, we will calculate whether that withdrawal exceeds the Guaranteed annual withdrawal amount based on your GWBL benefit base and Applicable percentage. If the withdrawal exceeds the Guaranteed annual withdrawal amount on a Single life basis, the conversion will still occur, but we will inform you that there is an Excess withdrawal.

Joint life.  If you hold an IRA or NQ contract, you may elect a Joint life contract if you meet the conditions described below under “Successor owner”. In order to convert your

Guaranteed minimum income benefit to a Joint life Guaranteed withdrawal benefit for life, you must affirmatively request that the benefit be converted. The automatic conversion of the Guaranteed minimum income benefit to the Guaranteed withdrawal benefit for life at age 85 will create a Single life contract with the Guaranteed withdrawal benefit for life, even if you and your spouse are joint owners of your NQ contract. You will be able to change your contract to a Joint life contract at a later date, before the first withdrawal is taken after the Conversion transaction date, if you meet the requirements described in this section. For Joint life contracts, the percentages used in determining the Applicable percentage and the Guaranteed annual withdrawal amount will depend on the age of the younger spouse, as set forth in the following table.

Spouse’s age	A Applicable percentage of account value	B Applicable percentage of Guaranteed minimum income benefit base
85+	4.5%	3.0%
80-84	4.0%	2.5%
75-79	3.5%	2.0%
70-74	3.0%	1.5%
65-69	2.5%	1.0%

For example, if on the Conversion effective date your account value is $100,000, the Guaranteed minimum income benefit base is $220,000, and the younger spouse is age 72, the Guaranteed annual withdrawal amount would be $3,300. This is because $100,000 (the account value) multiplied by 3.0% (the percentage in Column A for the younger spouse’s age band) equals only $3,000, while $220,000 (the Guaranteed minimum income benefit base) multiplied by 1.5% (the percentage in Column B for the younger spouse’s age band) equals $3,300. Under this example, your initial GWBL benefit base would be $220,000, and your Applicable percentage would be 1.5%.

The initial GWBL benefit base can be increased by an Annual Ratchet on each subsequent contract date anniversary to equal the account value on that date if it is greater than the GWBL benefit base on that date. If the GWBL benefit base increases as the result of an Annual Ratchet, we will increase the charge at the time of the Annual Ratchet to the maximum charge permitted under the contract. See “Guaranteed withdrawal benefit for life charge” in “Charges and expenses” later in this Prospectus.

If the initial GWBL benefit base and Applicable percentage are calculated using your Guaranteed minimum income benefit base on the Conversion effective date (Column B above), and the GWBL benefit base is increased by an Annual Ratchet, then the Applicable percentage will increase to the percentage listed in Column A. In addition, if the younger spouse has entered a new age band at the time of a ratchet, the Applicable percentage will increase to the percentage listed in Column A for that age band. Similarly, if the initial GWBL benefit base and Applicable percentage are calculated using

42

your account value on the Conversion effective date (Column A above), and the GWBL benefit base is increased by an Annual Ratchet in a year that the younger spouse has entered a new age band, the Applicable percentage will increase to the percentage listed in Column A for that age band.

Using the example above, if the account value is $160,000 on the contract date anniversary that the younger spouse is age 77, then the GWBL benefit base would ratchet to $160,000, the applicable percentage would increase to 3.5%, and your Guaranteed annual withdrawal amount would increase to $5,600.

You may elect Joint life at any time before you begin taking withdrawals. If the Guaranteed minimum income benefit has already converted to the Guaranteed withdrawal benefit for life on a Single life basis, the calculation of the initial Applicable percentage and Guaranteed annual withdrawal amount will be based on the younger spouse’s age on the Conversion effective date, not at the time you elect Joint life, even if the younger spouse is in a different age band at that time.

If you take a withdrawal during the 30 days following the Conversion effective date, you can still elect Joint life. We will recalculate your Guaranteed annual withdrawal amount based on the younger spouse’s age. If the withdrawal does not exceed the recalculated Guaranteed annual withdrawal amount, we will set up the Guaranteed withdrawal benefit for life on a Joint life basis. If the withdrawal exceeds the recalculated Guaranteed annual withdrawal amount, we will offer you the option of either: (i) setting up the benefit on a Joint life basis and treating your withdrawal as an Excess withdrawal, or (ii) setting up the benefit on a Single life basis.

Under a Joint life contract, lifetime withdrawals are guaranteed for the life of both the owner and the successor owner.

Successor owner

For Joint life IRA or NQ contracts, a successor owner may only be named before the first withdrawal is taken after the 30th day following the Conversion effective date, if your spouse is at least 65 on the Conversion effective date. (Withdrawals taken during the 30 days following the Conversion effective date will not bar you from selecting a Joint life contract, but may affect your ability to elect Joint life if the withdrawals are too large. See “Effect of withdrawals during the 30 days following the Conversion effective date” later in this section.) If your spouse is younger than 65 on the Conversion effective date, you will not be able to elect a Joint life contract. The successor owner must be the owner’s spouse. For NQ contracts, you have the option to designate the successor owner as a joint owner. See “Additional owner and annuitant requirements” earlier in this section for more information regarding the requirements for naming a successor owner.

If you and the successor owner are no longer married, you may either: (i) drop the original successor owner or (ii) replace the original successor owner with your new spouse. This can only be done before the first withdrawal is taken after the 30th day following the Conversion effective date, If the successor owner is dropped before the first withdrawal is taken after the 30th day following the Conversion effective date, the Applicable percentage will be based on the owner’s life on a Single life basis. After the first withdrawal is taken after the 30th day following the Conversion effective date, the successor owner can be dropped but cannot be replaced. If the successor owner is dropped after the first withdrawal is taken after the 30th day following the Conversion effective date, the Applicable percentage will continue to be based on the Joint life calculation described earlier in this section.

For Joint life contracts owned by a non-natural owner, a joint annuitant may be named before the first withdrawal is taken after the 30th day following the Conversion effective date. The annuitant and joint annuitant must be spouses. If the annuitant and joint annuitant are no longer married, you may either: (i) drop the joint annuitant or (ii) replace the original joint annuitant with the annuitant’s new spouse. This can only be done before the first withdrawal is taken after the 30th day following the Conversion effective date. If the joint annuitant is dropped before the first withdrawal is taken after the 30th day following the Conversion effective date, the Applicable percentage will be based on the annuitant’s life on a Single life basis. After the first withdrawal is taken after the 30th day following the Conversion effective date, the joint annuitant may be dropped but cannot be replaced. If the joint annuitant is dropped after the first withdrawal is taken after the 30th day following the Conversion effective date, the Applicable percentage will continue to be based on the Joint life calculation described earlier in this section.

Joint life QP and TSA contracts are not permitted in connection with this benefit. Loans are not permitted under TSA contracts in which the Guaranteed withdrawal benefit for life is in effect. This benefit is not available under an Inherited IRA contract. If you are using your Accumulator® or Accumulator® EliteSM contract to fund a charitable remainder trust, you will have to take certain distribution amounts. You should consider split-funding so that those distributions do not adversely impact your guaranteed withdrawal benefit for life. See “Owner and annuitant requirements” earlier in this section.

Effect of Excess withdrawals

For any withdrawal that causes cumulative withdrawals in a contract year to exceed your Guaranteed annual withdrawal amount, the entire amount of that withdrawal and each subsequent withdrawal in that contract year are considered Excess withdrawals.

An Excess withdrawal can cause a significant reduction in both your GWBL benefit base and your Guaranteed annual withdrawal amount. If you make an Excess withdrawal, we will recalculate your GWBL benefit base and the Guaranteed annual withdrawal amount, as follows:

•

The GWBL benefit base is reset as of the date of the Excess withdrawal to equal the lesser of: (i) the GWBL benefit base immediately prior to the Excess withdrawal and (ii) the account value immediately following the Excess withdrawal.

43

•	The Guaranteed annual withdrawal amount is recalculated to equal the Applicable percentage multiplied by the reset GWBL benefit base.

You should not convert your Guaranteed minimum income benefit to a Guaranteed withdrawal benefit for life at age 85 if you plan to take withdrawals in excess of your Guaranteed annual withdrawal amount as such withdrawals may significantly reduce or eliminate the value of the GWBL benefit. If your account value is less than your GWBL benefit base (due, for example, to negative market performance), an Excess withdrawal, even one that is only slightly more than your Guaranteed annual withdrawal amount, can significantly reduce your GWBL benefit base and the Guaranteed annual withdrawal amount.

For example, assume your GWBL benefit base (based on the Guaranteed minimum income benefit base) is $100,000 and your account value is $80,000 when you decide to begin taking withdrawals at age 86, on a Single life basis. Your Guaranteed annual withdrawal amount is equal to $4,000 (4.0% of $100,000). You take an initial withdrawal of $8,000. Since your GWBL benefit base is immediately reset to equal the lesser of your GWBL benefit base prior to the Excess withdrawal ($100,000) and your account value immediately following the Excess withdrawal ($80,000 minus $8,000), your GWBL benefit base is now $72,000. In addition, your Guaranteed annual withdrawal amount is reduced to $2,880 (4.0% of $72,000), instead of the original $4,000. See “How withdrawals affect your GWBL” later in this Prospectus.

Withdrawal charges, if applicable under your Accumulator® Series contract, are applied to the amount of the withdrawal that exceeds the greater of (i) the Guaranteed annual withdrawal amount or (ii) the 10% free withdrawal amount. A withdrawal charge would not be applied in the example above since the $8,000 withdrawal (equal to 10% of the contract’s account value as of the beginning of the contract year) falls within the 10% free withdrawal amount. Under the example above, additional withdrawals during the same contract year could result in a further reduction of the GWBL benefit base and the Guaranteed annual withdrawal amount, as well as an application of withdrawal charges, if applicable. See “Withdrawal charge” in “Charges and expenses” later in this Prospectus.

You should note that an Excess withdrawal that reduces your account value to zero terminates the contract, including all benefits, without value. See “Effect of your account value falling to zero” later in this section.

In general, if your contract is a traditional IRA or TSA and you participate in our Automatic RMD service, an automatic withdrawal under that program will not cause an Excess withdrawal, even if it exceeds your Guaranteed annual withdrawal amount. For more information, see “Lifetime required minimum distribution withdrawals” in “Accessing your money” later in this Prospectus.

Annual Ratchet

Your GWBL benefit base is recalculated on each contract date anniversary to equal the greater of: (i) the account value and (ii) the most recent GWBL benefit base. If your account value is greater, we will ratchet up your GWBL benefit base to equal your account value. For Joint life contracts, if your GWBL benefit base ratchets on any contract date anniversary after you begin taking withdrawals, your Applicable percentage may increase based on your spouse’s attained age at the time of the ratchet. Your Guaranteed annual withdrawal amount will also be increased, if applicable, to equal your Applicable percentage times your new GWBL benefit base.

If your GWBL benefit base ratchets, we will increase the charge for the benefit. Once we increase the charge, it is increased for the life of the contract. We will permit you to opt out of the ratchet if the charge increases. If you choose to opt out, your charge will stay the same but your GWBL benefit base will no longer ratchet. Upon request, we will permit you to accept a GWBL benefit base ratchet with the charge increase on a subsequent contract date anniversary. For a description of the charge increase, see “Guaranteed withdrawal benefit for life benefit charge” later in this Prospectus.

Subsequent contributions

Subsequent contributions are not permitted after the Conversion transaction date.

Investment options

Your investment options will be limited to the guaranteed interest option the EQ Allocation Portfolios, the EQ/AB Short Duration Government Bond Portfolio and the EQ/Equity 500 Index Portfolio (and the EQ/Franklin Templeton Allocation Managed Volatility Portfolio under certain contracts). (See the front cover of this Prospectus for a full list of which Portfolios are available under your contract.) If your account value is invested in any other investment options as of the Conversion transaction date, you will be required to reallocate your account value among these investment options at the time you request that your Guaranteed minimum income benefit be converted to the Guaranteed withdrawal benefit for life.

Automatic conversion

If you take no action during the 30 days after the Conversion effective date, and permit your Guaranteed minimum income benefit to convert to the Guaranteed withdrawal benefit for life automatically, we will reallocate any portion of your account value invested in investment options other than the guaranteed interest option, the EQ Allocation Portfolios, the EQ/AB Short Duration Government Bond Portfolio and the EQ/Equity 500 Index Portfolio (and the EQ/Franklin Templeton Allocation Managed Volatility Portfolio under certain contracts) to the EQ/Moderate Allocation Portfolio as part of the automatic conversion, on the Conversion transaction date. You will be able to reallocate your account value among the guaranteed interest option, the EQ Allocation Portfolios, the EQ/AB Short Duration Government Bond Portfolio and the EQ/Equity 500 Index Portfolio (and the EQ/Franklin Templeton Allocation Managed Volatility Portfolio under certain contracts) at any time after the Conversion transaction date, just as you would if you had affirmatively elected to convert. (See the front cover

44

of this Prospectus for a full list of which Portfolios are available under your contract.) Also, if you permit the automatic conversion to occur, the conversion will initially create a Single life contract with the Guaranteed withdrawal benefit for life, even if you and your spouse are joint owners of your NQ contract, and you both meet the age requirements set forth earlier in this section. You will be able to change your contract to a Joint life contract at a later date, before the first withdrawal is taken after the Conversion transaction date, if you meet the requirements described under “Joint life” earlier in this section. In all other respects, the Guaranteed withdrawal benefit for life will function in exactly the same way after an automatic conversion as if you affirmatively elect to convert.

If the EQ/Moderate Allocation Portfolio is not being offered as part of your contract as of the Conversion transaction date, we will automatically reallocate your account value to another designated variable investment option with a similar investment objective, which we will disclose to you before conversion. If no such variable investment option is being offered under your contract at the time of conversion, we will reallocate your account value to the guaranteed interest option.

Dollar cost averaging

Any dollar cost averaging program in place on the date of conversion will be terminated. Any money remaining in the account for special dollar cost averaging (for Accumulator® and Accumulator® EliteSM contracts) or the account for special money market dollar cost averaging (for Accumulator® PlusSM and Accumulator® SelectSM contracts) on that date will be invested in the EQ/Moderate Allocation Portfolio. If the EQ/Moderate Allocation Portfolio is not being offered as part of your contract at the time of conversion, we will automatically reallocate such monies as described immediately above.

You may elect a new Investment simplifier dollar cost averaging program after conversion, but the special dollar cost averaging program (for Accumulator® and Accumulator® EliteSM contracts) or the special money market dollar cost averaging program (for Accumulator® PlusSM and Accumulator® SelectSM contracts) and general dollar cost averaging program will not be available after conversion. See “Dollar cost averaging” in “Allocating your contributions” earlier in this section.

Rebalancing your account value

Any rebalancing program in place on the date of conversion will be terminated. You may elect a new rebalancing program after conversion. See “Rebalancing your account value” in “Transferring money among investment options” later in this Prospectus.

Earnings enhancement benefit

If you elected the Earnings enhancement benefit, it will continue in force after conversion, although it may be adversely affected by withdrawals under the Guaranteed withdrawal benefit for life as it is no longer eligible to increase. We will continue to deduct the charge for this benefit as long it remains in effect. See “Charges and expenses” for more information.

Loans under Rollover TSA contracts

If there is a loan outstanding under a Rollover TSA contract on the Conversion effective date or the Conversion transaction date, the Guaranteed minimum income benefit cannot convert to the Guaranteed withdrawal benefit for life. If the Guaranteed minimum income benefit does not convert to the Guaranteed withdrawal benefit for life because there is an outstanding loan, the Guaranteed minimum income benefit will terminate as of the Conversion effective date. If you want to convert your Guaranteed minimum income benefit to the Guaranteed withdrawal benefit for life, you must pay off the loan before the Conversion effective date. See “Loans under Rollover TSA contracts” in “Accessing your money” later in this Prospectus.

Guaranteed minimum death benefit

The Guaranteed minimum death benefit that is in effect before the conversion of the Guaranteed minimum income benefit to the Guaranteed withdrawal benefit for life will continue to be in effect after the conversion, but there will be no further Annual Ratchets or Roll-Ups as of the contract date anniversary following age 85. We will continue to deduct the charge for these benefits as long they remain in effect. See “Charges and expenses” for more information. See also “How withdrawals affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Principal guarantee benefits” in “Accessing your money” and “Spousal continuation” in “Payment of death benefit” later in this Prospectus.

If you convert your Guaranteed minimum income benefit to a Guaranteed withdrawal benefit for life on a Joint life basis, the Guaranteed minimum death benefit that would otherwise have been payable at the death of the owner (or the older joint owner or the annuitant or older joint annuitant if the contract is owned by a non-natural owner) will be payable at the death of the second to die of the owner and successor owner (or both joint annuitants if the contract is owned by a non-natural owner). Under certain circumstances, Roll-Ups and Annual Ratchets may resume after the death of the older spouse, depending on the age of the younger spouse. See “Annuity maturity date” in “Accessing your money” later in this Prospectus.

Annuity maturity date.  If your contract is annuitized at maturity, we will offer an annuity payout option that guarantees you will receive payments that are at least equal to what you would have received under the Guaranteed withdrawal benefit for life. Any remaining Guaranteed minimum death benefit value will be transferred to the annuity payout contract as your “minimum death benefit.” The minimum death benefit will be reduced pro rata by each payment. See “Annuity maturity date” in “Accessing your money” later in this Prospectus.

Effect of your account value falling to zero

If your account value falls to zero due to an Excess withdrawal, we will terminate your contract and you will receive no further payments or benefits. If an Excess withdrawal

45

results in a withdrawal that equals more than 90% of your cash value or reduces your cash value to less than $500, we will treat your request as a surrender of your contract even if your GWBL benefit base is greater than zero.

However, if your account value falls to zero, either due to a withdrawal or surrender that is not an Excess withdrawal or due to a deduction of charges, please note the following:

•

Your Accumulator® Series contract terminates and you will receive a supplementary life annuity contract setting forth your continuing benefits. The owner of the Accumulator® Series contract will be the owner and annuitant. The successor owner, if applicable, will be the joint annuitant. If the owner is non-natural, the annuitant and joint annuitant, if applicable, will be the same as under your Accumulator® Series contract.

•	If you were taking withdrawals through the “Maximum payment plan,” we will continue the scheduled withdrawal payments on the same basis.

•

If you were taking withdrawals through the “Customized payment plan” or in unscheduled partial withdrawals, we will pay the balance of the Guaranteed annual withdrawal amount for that contract year in a lump sum. Payment of the Guaranteed annual withdrawal amount will begin on the next contract date anniversary.

•	Payments will continue at the same frequency for Single or Joint life contracts, as applicable, or annually if automatic payments were not being made.

•

Any guaranteed minimum death benefit remaining under the original contract will be carried over to the supplementary life annuity contract. The death benefit will no longer grow and will be reduced on a dollar-for-dollar basis as payments are made. If there is any remaining death benefit upon the death of the owner and successor owner, if applicable, we will pay it to the beneficiary.

•	The charge for the Guaranteed withdrawal benefit for life and any enhanced death benefit will no longer apply.

•	If at the time of your death the Guaranteed annual withdrawal amount was being paid to you as a supplementary life annuity contract, your beneficiary may not elect the Beneficiary continuation option.

Other important considerations

•	This benefit is not appropriate if you do not intend to take withdrawals prior to annuitization.

•

Amounts withdrawn in excess of your Guaranteed annual withdrawal amount may be subject to a withdrawal charge, if applicable under your Accumulator® Series contract, as described in “Charges and expenses” later in this Prospectus. In addition, all withdrawals count toward your free withdrawal amount for that contract year. Excess withdrawals can significantly reduce or completely eliminate the value of the GWBL. See “Effect of Excess withdrawals” above in this section and “How withdrawals affect your GWBL” later in this Prospectus.

•	Withdrawals are not considered annuity payments for tax purposes. See “Tax information” later in this Prospectus.

•

All withdrawals reduce your account value and Guaranteed minimum death benefit. See “How withdrawals are taken from your account value” and “How withdrawals affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Principal guarantee benefits” in “Accessing your money” later in this Prospectus.

•	If you withdraw less than the Guaranteed annual withdrawal amount in any contract year, you may not add the remainder to your Guaranteed annual withdrawal amount in any subsequent year.

•	The GWBL benefit terminates if the contract is continued under the beneficiary continuation option or under the Spousal continuation feature if the spouse is not the successor owner.

•

If you surrender your contract to receive its cash value and your cash value is greater than your Guaranteed annual withdrawal amount, all benefits under the contract will terminate, including the GWBL benefit.

•

If you transfer ownership of the contract, you terminate the GWBL benefit. See “Transfers of ownership, collateral assignments, loans and borrowing” in “More information” later in this Prospectus for more information.

•	Withdrawals are available under other annuity contracts we offer and the contract without purchasing a withdrawal benefit.

•

If you elect GWBL on a Joint life basis and subsequently get divorced, your divorce will not automatically terminate the contract. For both Joint life and Single life contracts, it is possible that the terms of your divorce decree could significantly reduce or completely eliminate the value of this benefit. Any withdrawal made for the purpose of creating another contract for your ex-spouse will reduce the benefit base(s) as described in “How withdrawals affect your GWBL” later in this Prospectus, even if pursuant to a divorce decree.

•

Before you name a beneficiary and if you are considering whether your joint owner/annuitant or beneficiary is treated as your spouse, please be advised that civil union partners and domestic partners are not treated as spouses for federal purposes; in the event of a conflict between state and federal law we follow federal law in the determination of spousal status. See “Payment of Death Benefit” under “Spousal continuation” later in this prospectus.

Dropping the Guaranteed withdrawal benefit for life after conversion

You may drop the Guaranteed withdrawal benefit for life from your contract after conversion from the Guaranteed minimum income benefit at age 85, subject to the following restrictions:

•	You may not drop the Guaranteed withdrawal benefit for life if there are any withdrawal charges in effect

46

under your Accumulator® Series contract, including withdrawal charges applicable to subsequent contributions. If there are no withdrawal charges in effect under your Accumulator® Series contract on the Conversion effective date, you may drop the Guaranteed withdrawal benefit for life at any time.

•

The Guaranteed withdrawal benefit for life will be dropped from your contract on the date we receive your election form at our processing office in good order. If you drop the Guaranteed withdrawal benefit for life on a date other than a contract date anniversary, we will deduct a pro rata portion of the Guaranteed withdrawal benefit for life charge for that year, on that date.

•

If you drop the Guaranteed withdrawal benefit for life, the investment limitations associated with that benefit will be lifted. You will be able to invest in any of the investment options offered under your contract.

•

If you drop the Guaranteed withdrawal benefit for life, you will be able to take loans from Rollover TSA contracts (employer or plan approval required). See “Loans under Rollover TSA contracts” in “Accessing your money” later in this Prospectus.

•

Generally, only contracts with the Guaranteed withdrawal benefit for life can have successor owners. However, if your contract has the Guaranteed withdrawal benefit for life with the Joint life option, the successor owner under that contract will continue to be deemed a successor owner, even if you drop the Guaranteed withdrawal benefit for life. The successor owner will continue to have precedence over any designated beneficiary in the event of the owner’s death.

Principal guarantee benefits

We offer two 10-year Principal guarantee benefits at an additional charge: the 100% Principal guarantee benefit and the 125% Principal guarantee benefit. You may only elect one Principal guarantee benefit (“PGB”).

100% Principal guarantee benefit.  The guaranteed amount under the 100% Principal guarantee benefit is equal to your initial contribution and additional permitted contributions, adjusted for withdrawals. For Accumulator® PlusSM contracts, the guaranteed amount does not include any credits allocated to your contract.

Under the 100% Principal guarantee benefit, your investment options are limited to the guaranteed interest option, the account for special dollar cost averaging (for Accumulator® and Accumulator® EliteSM contracts) or the account for special money market dollar cost averaging (for Accumulator® PlusSM and Accumulator® SelectSM contracts) and the EQ Allocation Portfolios, the EQ/AB Short Duration Government Bond Portfolio and the EQ/Equity 500 Index Portfolio (and the EQ/Franklin Templeton Allocation Managed Volatility Portfolio under certain contracts). See “What are your investment options under the contract?” earlier in this section and the front cover of this Prospectus for more information as to which Portfolios are available under your contract.

125% Principal guarantee benefit.  The guaranteed amount under the 125% Principal guarantee benefit is equal to 125% of your initial contribution and additional permitted contributions, adjusted for withdrawals. For Accumulator® PlusSM contracts, the guaranteed amount does not include any credits allocated to your contract.

Under the 125% Principal guarantee benefit, your investment options are limited to the guaranteed interest option, the account for special dollar cost averaging (for Accumulator® and Accumulator® EliteSM contracts) or the account for special money market dollar cost averaging (for Accumulator® PlusSM and Accumulator® SelectSM contracts), the EQ/Moderate Allocation Portfolio, the EQ/AB Short Duration Government Bond Portfolio and the EQ/Equity 500 Index Portfolio.

Under both Principal guarantee benefits, if, on the 10th contract date anniversary (or later if you’ve exercised a reset as explained below) (“benefit maturity date”), your account value is less than the guaranteed amount, we will increase your account value to equal the applicable guaranteed amount. Any such additional amounts added to your account value will be allocated pursuant to the allocation instructions for additional contributions we have on file. After the benefit maturity date, the guarantee will terminate.

You have the option to reset (within 30 days following each applicable contract date anniversary) the guaranteed amount to the account value or 125% of the account value, as applicable, as of your fifth and later contract date anniversaries. If you exercise this option, you are eligible for another reset on each fifth and later contract date anniversary after the last reset up to the contract date anniversary following an owner’s 85th birthday (an owner’s 80th birthday under Accumulator® PlusSM contracts). If you elect to reset the guaranteed amount, your benefit maturity date will be extended to be the 10th contract date anniversary after the anniversary on which you reset the guaranteed amount. This extension applies each time you reset the guaranteed amount.

Neither PGB is available under Inherited IRA, Flexible Premium IRA and Flexible Premium Roth IRA contracts. If you elect either PGB, you may not elect the Guaranteed minimum income benefit, the systematic withdrawals option or the substantially equal withdrawals option. If you purchase a PGB, you may not make additional contributions to your contract after six months from the contract issue date.

If you are using your Accumulator® or Accumulator® EliteSM contract to fund a charitable remainder trust, you will have to take certain distribution amounts. You should consider split-funding so that those distributions do not adversely impact your Principal guarantee benefit. See “Owner and annuitant requirements” earlier in this section.

If you are planning to take required minimum distributions from the contract, this benefit may not be appropriate. See “Tax information” later in this Prospectus. If you elect a PGB and change ownership of the contract, your PGB will automatically terminate, except under certain circumstances. See “Transfers of ownership, collateral assignments, loans and borrowing” in “More information” later in this Prospectus for more information.

47

Once you purchase a PGB, you may not voluntarily terminate this benefit. Your PGB will terminate if the contract terminates before the benefit maturity date, as defined below. If you die before the benefit maturity date and the contract continues, we will continue the PGB only if the contract can continue through the benefit maturity date. If the contract cannot so continue, we will terminate your PGB and the charge. See “Non-spousal joint owner contract continuation” in “Payment of death benefit” later in this Prospectus. The PGB will terminate upon the exercise of the beneficiary continuation option. See “Payment of death benefit” later in this Prospectus for more information about the continuation of the contract after the death of the owner and/or the annuitant.

There is a charge for the Principal guarantee benefits (see “Charges and expenses” later in this Prospectus). You should note that the purchase of a PGB is not appropriate if you want to make additional contributions to your contract beyond the first six months after your contract is issued.

The purchase of a PGB is also not appropriate if you plan on terminating your contract before the benefit maturity date. The purchase of a PGB may not be appropriate if you plan on taking withdrawals from your contract before the benefit maturity date. Withdrawals from your contract before the benefit maturity date reduce the guaranteed amount under a PGB on a pro rata basis. You should also note that if you intend to allocate a large percentage of your contributions to the guaranteed interest option, the purchase of a PGB may not be appropriate because of the guarantees already provided by this option at no additional charge. Please note that loans (applicable to TSA contracts only) are not permitted under either PGB.

From time to time, we may offer you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits. See “Guaranteed benefit offers” later in this section for more information.

If you previously accepted an offer to terminate a guaranteed benefit, you no longer have an enhanced or the standard death benefit. Please refer to the terms of your offer for information about your remaining death benefit.

Guaranteed benefit offers

From time to time, we may offer you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits. Previously, we made offers to groups of contract owners that provided for an increase in account value in return for terminating their guaranteed death or income benefits. In the future, we may make additional offers to these and other groups of contract owners.

When we make an offer, we may vary the offer amount, up or down, among the same group of contract owners based on certain criteria such as account value, the difference between account value and any applicable benefit base, investment allocations and the amount and type of withdrawals taken. For example, for guaranteed benefits that have benefit bases that can be reduced on either a pro rata or dollar-for-dollar basis, depending on the amount of withdrawals taken, we may consider whether you have taken any withdrawal that has caused a pro rata reduction in your benefit base, as opposed to a dollar-for-dollar reduction. Also, we may increase or decrease offer amounts from offer to offer. In other words, we may make an offer to a group of contract owners based on an offer amount, and, in the future, make another offer based on a higher or lower offer amount to the remaining contract owners in the same group.

If you accept an offer that requires you to terminate a guaranteed benefit, we will no longer charge you for it, and you will not be eligible for any future offers related to that type of guaranteed benefit, even if such future offer would have included a greater offer amount or different payment or incentive.

Guaranteed Benefit Lump Sum Payment Option

The Guaranteed Benefit Lump Sum Payment option is currently available under the following limited circumstances.

(1)

If you elected a Guaranteed minimum income benefit (“GMIB”), and the no-lapse guarantee is in effect and your account value falls to zero, either due to a withdrawal that is not an Excess withdrawal or due to a deduction of charges;

or

(2)

If you elected a Guaranteed withdrawal benefit for life (“GWBL”) or elected a GMIB that converted to a GWBL, and your account value falls to zero, either due to a withdrawal or surrender that is not an Excess withdrawal or due to a deduction of charges.

We reserve the right to terminate the availability of this option at any time. This option is not available under Rollover TSA contracts.

If your account value falls to zero, as described above, 1-2 business days thereafter we will send you a letter which will describe the options available to you, including the Guaranteed Benefit Lump Sum Payment option to make your election. In addition, the letter will include the following information:

1.	The Guaranteed Benefit Lump Sum offer is optional;

2.	If no action is taken, you will receive the stream of payments as promised under your contract;

3.	The amount and frequency of the stream of payments based on a single life annuity for GMIB or on the annuity option elected and applicable withdrawal rate for GWBL;

4.	The amount you would receive if you elect the Guaranteed Benefit Lump Sum offer;

5.	That the amount of the Guaranteed Benefit Lump Sum offer is less than the present value of the stream of payments;

48

6.	A description of the factors you should consider before accepting the Guaranteed Benefit Lump Sum offer;

7.	The reason we are making the Guaranteed Benefit Lump Sum offer; and

8.	That you may elect to receive a reduced series of income payments based on joint lives and can contact the customer services group to obtain the amount of a joint life annuity.

You will have no less than 30 days from the day your account value falls to zero to elect an option. If you elect the Guaranteed Benefit Lump Sum Payment option, you will receive the lump sum amount in a single payment.

If you elect the Guaranteed Benefit Lump Sum Payment, your contract and optional benefits will terminate, including any guaranteed minimum death benefit. If you do not make an election, we will automatically exercise your GMIB by issuing a supplementary annuity contract using the default option described in your contract. In the case of the GWBL, we will issue you a supplementary life annuity contract and any of the applicable benefits will continue.

We will determine the Guaranteed Benefit Lump Sum Payment amount as of the day your account value fell to zero. The amount of a Guaranteed Benefit Lump Sum Payment will vary based on the factors described below.

We first determine the contract reserves attributable to your contract using standard actuarial calculations, which is a conservative measurement of present value. In general, the contract reserve is the present value of future benefit payments. In determining your contract reserve, we take into account the following factors:

•	The owner/annuitant’s life expectancy (based on gender and age);

•	The current annual payment for the GMIB, adjusted for any outstanding withdrawal charge or, in the case of the GWBL, the guaranteed annual withdrawal amount, in the form of a single life annuity;

•	The interest rate at the time your account value fell to zero; and

•	Any remaining guaranteed minimum death benefit under the GWBL feature.

The Guaranteed Benefit Lump Sum Payment is calculated based on a percentage of the contract reserve based on certain factors including, but not limited to, the current interest rate environment and GMIB utilization rates. We will use the percentage that is in effect at the time of your election. The percentage will range from 50% to 90% of the contract reserve. If your account value falls to zero, as described above, we will notify you then of the current percentage when we send you the letter describing the options available to you. If you have the GMIB, your payment will be reduced, as applicable, by any annual payments made since your account value fell to zero. If you have the GWBL, your payment will be reduced, as applicable, by any GWBL withdrawals made under a Customized payment plan or Maximum payment plan since your account value fell to zero. For information on how the Guaranteed Benefit Lump Sum Payment option works under certain hypothetical circumstances, please see Appendix X.

In the event your account falls to zero, as described above, you should evaluate this payment option carefully. If you elect the Guaranteed Benefit Lump Sum Payment option, you would no longer have the ability to receive periodic cash payments over your lifetime under the GMIB and/or the opportunity to take certain guaranteed withdrawals and keep any level of guaranteed death benefit under the GWBL. When you purchased your contract you made a determination that the lifetime income stream available under the GMIB or the GWBL was important to you based on your personal circumstances. When considering this payment option, you should consider whether you still need the benefits of an ongoing lifetime income stream, given your personal and financial circumstances.

In addition, you should consider the following factors:

•	Whether, given your state of health, you believe you are likely to live to enjoy the future income benefits provided by the GMIB or the GWBL.

•

If you have the GWBL, whether it is important for you to leave a minimum death benefit to your beneficiaries as the election of the guaranteed lump sum option will terminate any guaranteed minimum death benefit, if still in effect.

•

Whether a lump sum payment (which may be up to 50% less than the present value of the future stream of payments) is more important to you than a future stream of payments. See Hypothetical Illustration in Appendix X.

•	Whether there are differences in tax consequences for taking a lump sum as opposed to receiving annuity payments.

In considering the factors above, and any other factors you believe are relevant, you may wish to consult with your financial professional or other advisor.

We believe that offering this payment option could be mutually beneficial to both us and to contract owners whose financial circumstances may have changed since they purchased the contract. If you elect the Guaranteed Benefit Lump Sum Payment option, you would immediately receive a lump sum payment rather than a stream of future payments over your lifetime. We would gain a financial benefit because we anticipate that providing a lump sum payment to you will be less costly to us than paying you periodic cash payments during your lifetime. The lump sum payment option may not be beneficial for everyone.

49

If you elect the Guaranteed Benefit Lump Sum Payment option it will be treated as a surrender of the contract and may be taxable and subject to tax penalties. For information on tax consequences, please see the section entitled “Tax information” in the Prospectus.

This payment option may not be available in all states. We may, in the future, suspend or terminate this payment option, or offer this payment option on more or less favorable terms upon advance notice to you.

Inherited IRA beneficiary continuation contract

(For Accumulator®, Accumulator® EliteSM and Accumulator® SelectSM contracts only)

This description of the Inherited IRA beneficiary continuation contract describes the contract as in effect prior to legislation enacted at the end of 2019. Legislation enacted at the end of 2019 has changed key aspects of Inherited IRA contracts. After regulatory guidance is issued on this legislation, we anticipate making changes beginning in 2020 to our Inherited IRA contracts to reflect these legislative changes. We may be required in certain cases to pay benefits faster under existing contracts. We may consider limiting the availability of Inherited IRA contracts to new purchasers pending the issuance of further guidance.

The contract is available to an individual beneficiary of a traditional IRA or a Roth IRA where the deceased owner held the individual retirement account or annuity (or Roth individual retirement account or annuity) with an insurance company or financial institution other than the Company. The purpose of the inherited IRA beneficiary continuation contract is to permit the beneficiary to change the funding vehicle that the deceased owner selected (“original IRA”) while taking the required minimum distribution payments that must be made to the beneficiary after the deceased owner’s death. See the discussion of required minimum distributions under “Tax information.” The contract is intended only for beneficiaries who want to take payments at least annually over their life expectancy. These payments generally must begin (or must have begun) no later than December 31 of the calendar year following the year the deceased owner died. The contract is not suitable for beneficiaries electing the “5-year rule.” See “Beneficiary continuation option for IRA and Roth IRA contracts” under “Beneficiary continuation option” in “Payment of death benefit” later in this Prospectus. You should discuss with your tax adviser your own personal situation. The contract may not be available in all states. Please speak with your financial professional for further information.

The Inherited IRA is also available to non-spousal beneficiaries of deceased plan participants in qualified plans, 403(b) plans and governmental employer 457(b) plans (“Applicable Plan(s)”). In this discussion, unless otherwise indicated, references to “deceased owner” include “deceased plan participant”; references to “original IRA” include “the deceased plan participant’s interest or benefit under the Applicable Plan”, and references to “individual beneficiary of a traditional IRA” include “individual non-spousal beneficiary under an Applicable Plan.”

The inherited IRA beneficiary continuation contract can only be purchased by a direct transfer of the beneficiary’s interest under the deceased owner’s original IRA. In the case of a non-spousal beneficiary under a deceased plan participant’s Applicable Plan, the Inherited IRA can only be purchased by a direct rollover of the death benefit under the Applicable Plan. The owner of the inherited IRA beneficiary continuation contract is the individual who is the beneficiary of the original IRA. Certain trusts with only individual beneficiaries will be treated as individuals for this purpose. The contract must also contain the name of the deceased owner. In this discussion, “you” refers to the owner of the inherited IRA beneficiary continuation contract.

The inherited IRA beneficiary continuation contract can be purchased whether or not the deceased owner had begun taking required minimum distribution payments during his or her life from the original IRA or whether you had already begun taking required minimum distribution payments of your interest as a beneficiary from the deceased owner’s original IRA. You should discuss with your own tax adviser when payments must begin or must be made.

Under the inherited IRA beneficiary continuation contract:

•

You must receive payments at least annually (but can elect to receive payments monthly or quarterly). Payments are generally made over your life expectancy determined in the calendar year after the deceased owner’s death and determined on a term certain basis.

•

You must receive payments from the contract even if you are receiving payments from another IRA of the deceased owner in an amount that would otherwise satisfy the amount required to be distributed from the contract. However, for certain Inherited IRAs, if you maintain another IRA of the same type (traditional or Roth) of the same deceased owner and you are also taking distributions over your life from that inherited IRA, you may qualify to take an amount from that other inherited IRA which would otherwise satisfy the amount required to be distributed from our Inherited IRA contract. If you choose not to take a payment from your Inherited IRA contract in any year, you must notify us in writing before we make the payment from the Inherited IRA contract, and we will not make any future payment unless you request in writing a reasonable time before we make such payment. If you choose to take a required payment from another inherited IRA, you are responsible for calculating the appropriate amount and reporting it on your income tax return. Please feel free to speak with your financial professional, or call our processing office, if you have any questions.

•

The beneficiary of the original IRA will be the annuitant under the inherited IRA beneficiary continuation contract. In the case where the beneficiary is a “see-through trust,” the oldest beneficiary of the trust will be the annuitant.

•	An inherited IRA beneficiary continuation contract is not available for owners over age 70.

50

•

The initial contribution must be a direct transfer from the deceased owner’s original IRA and is subject to minimum contribution amounts. See “Rules regarding contributions to your contract” in “Appendix IX” for more information.

•

Subsequent contributions of at least $1,000 are permitted but must be direct transfers of your interest as a beneficiary from another IRA with a financial institution other than the Company, where the deceased owner is the same as under the original IRA contract. A non-spousal beneficiary under an Applicable Plan cannot make subsequent contributions to an Inherited IRA contract.

•	You may make transfers among the investment options.

•

You may choose at any time to withdraw all or a portion of the account value. Any partial withdrawal must be at least $300. Withdrawal charges will apply as described in “Charges and expenses” later in this Prospectus. Please note that withdrawal charges do not apply to Accumulator® SelectSM contracts.

•

The Guaranteed minimum income benefit, the Greater of 4% Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit, Spousal continuation, special dollar cost averaging program, special money market dollar cost averaging program, automatic investment program, Principal guarantee benefits, the Guaranteed withdrawal benefit for life and systematic withdrawals are not available under the Inherited IRA beneficiary continuation contract.

•	If you die, we will pay to a beneficiary that you choose the greater of the account value or the applicable death benefit.

•

Upon your death, your beneficiary has the option to continue taking required minimum distributions based on your remaining life expectancy or to receive any remaining interest in the contract in a lump sum. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment. If your beneficiary elects to continue to take distributions, we will increase the account value to equal the applicable death benefit if such death benefit is greater than such account value as of the date we receive satisfactory proof of death and any required instructions, information and forms. Thereafter, withdrawal charges will no longer apply (if applicable under your Accumulator® Series contract). If you had elected any enhanced death benefits, they will no longer be in effect and charges for such benefits will stop. The Guaranteed minimum death benefit will also no longer be in effect.

Your right to cancel within a certain number of days

This is provided for informational purposes only. Since the contracts are no longer available to new purchasers, this cancellation provision is no longer applicable.

If for any reason you are not satisfied with your contract, you may return it to us for a refund. To exercise this cancellation right you must mail the contract, with a signed letter of instruction electing this right, to our processing office within 10 days after you receive it. If state law requires, this “free look” period may be longer. Other state variations may apply. Please contact your financial professional and/or see Appendix VI to find out what applies in your state.

Generally, your refund will equal your account value (less loan reserve account under TSA contracts) under the contract on the day we receive notification to cancel the contract and will reflect (i) any investment gain or loss in the variable investment options (less the daily charges we deduct), (ii) any guaranteed interest in the guaranteed interest option and (iii) any interest in the account for special dollar cost averaging, through the date we receive your contract. Some states, however, require that we refund the full amount of your contribution (not reflecting (i), (ii), or (iii) above). For any IRA contract returned to us within seven days after you receive it, we are required to refund the full amount of your contribution. Please note that the account for special dollar cost averaging is available to Accumulator® and Accumulator® EliteSM contract owners only.

For Accumulator® PlusSM contract owners, please note that you will forfeit the credit by exercising this right of cancellation.

We may require that you wait six months before you may apply for a contract with us again if:

•	you cancel your contract during the free look period; or

•	you change your mind before you receive your contract whether we have received your contribution or not.

Please see “Tax information” later in this Prospectus for possible consequences of cancelling your contract.

If you fully convert an existing traditional IRA contract to a Roth Conversion IRA or Flexible Premium Roth IRA contract, you may cancel your Roth Conversion IRA or Flexible Premium Roth IRA contract and return to a Rollover IRA or Flexible Premium IRA contract, whichever applies. Our processing office, or your financial professional, can provide you with the cancellation instructions.

In addition to the cancellation right described above, you have the right to surrender your contract, rather than cancel it. Please see “Surrendering your contract to receive its cash value,” later in this Prospectus. Surrendering your contract may yield results different than canceling your contract, including a greater potential for taxable income. In some cases, your cash value upon surrender may be greater than your contributions to the contract. Please see “Tax information” later in this Prospectus.

51

2. Determining your contract’s value

Your account value and cash value

Your “account value” is the total of the values you have in: (i) the variable investment options; (ii) the guaranteed interest option; (iii) the account for special dollar cost averaging (applies to Accumulator® and Accumulator® EliteSM contracts only); and (iv) the loan reserve account (applies to Rollover TSA contracts only).

Your contract also has a “cash value.” At any time before annuity payments begin, your contract’s cash value is equal to the account value, less: (i) the total amount or a pro rata portion of the annual administrative charge, as well as any optional benefit charges; (ii) any applicable withdrawal charges (not applicable to Accumulator® SelectSM contracts); and (iii) the amount of any outstanding loan plus accrued interest (applicable to Rollover TSA contracts only). Please see “Surrendering your contract to receive its cash value” in “Accessing your money” later in this Prospectus.

Your contract’s value in the variable investment options

Each variable investment option invests in shares of a corresponding Portfolio. Your value in each variable investment option is measured by “units.” The value of your units will increase or decrease as though you had invested it in the corresponding Portfolio’s shares directly. Your value, however, will be reduced by the amount of the fees and charges that we deduct under the contract.

The unit value for each variable investment option depends on the investment performance of that option, less daily charges for:

(i)	mortality and expense risks;

(ii)	administrative expenses; and

(iii)	distribution charges.

On any day, your value in any variable investment option equals the number of units credited to that option, adjusted for any units purchased for or deducted from your contract under that option, multiplied by that day’s value for one unit. The number of your contract units in any variable investment option does not change unless they are:

(i)	increased to reflect additional contributions (plus the credit for Accumulator® PlusSM contracts);

(ii)	decreased to reflect a withdrawal (plus withdrawal charges if applicable under your Accumulator® Series contract);

(iii)	increased to reflect a transfer into, or decreased to reflect a transfer out of, a variable investment option; or

(iv)	increased or decreased to reflect a transfer of your loan amount from or to the loan reserve account under a Rollover TSA contract.

In addition, when we deduct the enhanced death benefit, Guaranteed minimum income benefit, Principal guarantee benefits, Guaranteed withdrawal benefit for life and/or Earnings enhancement benefit charges, the number of units credited to your contract will be reduced. Your units are also reduced when we deduct the annual administrative charge. A description of how unit values are calculated is found in the SAI.

Your contract’s value in the guaranteed interest option

Your value in the guaranteed interest option at any time will equal: your contributions and transfers to that option, plus interest, minus withdrawals out of the option, and charges we deduct.

Your contract’s value in the account for special dollar cost averaging

(For Accumulator® and Accumulator® EliteSM contracts only)

Your value in the account for special dollar cost averaging at any time will equal your contribution allocated to that option, plus interest, less the sum of all amounts that have been transferred to the variable investment options you have selected.

Effect of your account value falling to zero

Your account value will fall to zero and your contract will terminate without value if your account value is insufficient to pay any applicable charges when due. Your account value could become insufficient due to withdrawals and/or poor market performance. Upon such termination, you will lose your Guaranteed minimum income benefit, Guaranteed minimum death benefit and any other guaranteed benefits, except as discussed below. If your account value is low, we strongly urge you to contact your financial professional or us to determine the appropriate course of action prior to your next contract date anniversary. Your options may include making additional contributions, stopping withdrawals or exercising your Guaranteed minimum income benefit on your next contract date anniversary.

We deduct guaranteed benefit and annual administrative charges from your account value on your contract date anniversary. If you elected the Guaranteed minimum income benefit, you can only exercise the benefit during the 30 day period following your contract date anniversary. Therefore, if your account value is not sufficient to pay fees on your next contract date anniversary, your contract will terminate without value and you will not have an opportunity to exercise your Guaranteed minimum income benefit unless the no lapse guarantee provision under your contract is still in effect.

52

See Appendix VI later in this Prospectus for any state variations with regard to terminating your contract.

Guaranteed minimum income benefit no lapse guarantee.  In certain circumstances, even if your account value falls to zero, your Guaranteed minimum income benefit will still have value. Please see “Contract features and benefits” earlier in this Prospectus for information on this feature.

Principal guarantee benefits.  If you take no withdrawals, and your account value is insufficient to pay charges, we will not terminate your contract if you are participating in a PGB. Your contract will remain in force and we will pay your guaranteed amount at the benefit maturity date.

Guaranteed withdrawal benefit for life.  If your Guaranteed minimum income benefit converts to the Guaranteed withdrawal benefit for life at age 85, and your account value falls to zero due to an Excess withdrawal, we will terminate your contract, including any minimum death benefit, and you will receive no payment or supplementary life annuity contract, even if your GWBL benefit base is greater than zero. If, however, your account value falls to zero, either due to a withdrawal or surrender that is not an Excess withdrawal or due to a deduction of charges, the benefit will still have value. See “Contract features and benefits” earlier in this Prospectus.

Termination of your contract

Your contract, including any guaranteed benefits (except as noted below) you have elected, will terminate for any of the following reasons:

•	You surrender your contract. See “Surrendering your contract to receive its cash value” in Accessing your money” for more information.

•	You annuitize your contract, See “Your annuity payout options” in Accessing your money” for more information.

•

Your contract reaches its maturity date, which will never be later than the contract date anniversary following your 95th birthday, at which time the contract must be annuitized or paid out in a lump sum. See “Your Annuity maturity date” in “Accessing your money” later in this Prospectus.

•	Your account value is insufficient to pay any applicable charges when due. See “Effect of your account value falling to zero” earlier in this section for more information.

Under certain circumstances, your GWBL and its associated minimum death benefit will continue even if your contract terminates. See “Guaranteed withdrawal benefit for life (“GWBL”)” in “Contracts features and benefits” earlier in this Prospectus for more information.

53

3. Transferring your money among investment options

Transferring your account value

At any time before the date annuity payments are to begin, you can transfer some or all of your account value among the investment options, subject to the following:

•

You may not transfer any amount to the account for special dollar cost averaging (for Accumulator® and Accumulator® EliteSM contracts) or the account for special money market dollar cost averaging (for Accumulator® PlusSM and Accumulator® SelectSM contracts).

•

A transfer into the guaranteed interest option will not be permitted if such transfer would result in more than 25% of the account value being allocated to the guaranteed interest option, based on the account value as of the previous business day.

Some states may have additional transfer restrictions. Please see Appendix VI later in this Prospectus.

In addition, we reserve the right to restrict transfers into and among variable investment options, including limitations on the number, frequency, or dollar amount of transfers. Our current transfer restrictions are set forth in the “Disruptive transfer activity” section below.

We may, at any time, change our transfer rules. We may also, at any time, exercise our right to terminate transfers to any of the variable investment options and to limit the number of variable investment options which you may elect.

The maximum amount that may be transferred from the guaranteed interest option to any investment option (including amounts transferred pursuant to the fixed-dollar option and interest sweep option dollar cost averaging programs described under “Allocating your contributions” in “Contract features and benefits” earlier in this Prospectus) in any contract year is the greatest of:

(a)	25% of the amount you have in the guaranteed interest option on the last day of the prior contract year; or

(b)	the total of all amounts transferred at your request from the guaranteed interest option to any of the investment options in the prior contract year; or

(c)	25% of amounts transferred or allocated to the guaranteed interest option during the current contract year.

From time to time, we may remove the restrictions regarding transferring amounts out of the guaranteed interest option. If we do so, we will tell you. We will also tell you at least 45 days in advance of the day we intend to reimpose the transfer restrictions. When we reimpose the transfer restrictions, if any dollar cost averaging transfer out of the guaranteed interest option causes a violation of the 25% outbound restriction, that dollar cost averaging program will be terminated for the current contract year. If you are eligible, a new dollar cost averaging program can be started in the next or subsequent contract years.

You may request a transfer in writing (using our specific form) through Online Account Access. You must send in all written transfer requests on the specific form we provide directly to our processing office. We will confirm all transfers in writing.

Please see “Allocating your contributions” in “Contract features and benefits” for more information about your role in managing your allocations.

Our administrative procedures for calculating your Roll-Up benefit base following a transfer

As explained under “4% Roll-Up to age 85 (used for the Greater of 4% Roll-Up to age 85 enhanced death benefit or the Annual Ratchet to age 85 enhanced death benefit AND for the Guaranteed minimum income benefit)” earlier in the Prospectus, the higher roll-up rate (4%, 5% or 6%) applies with respect to most investment options and amounts in the account for special dollar cost averaging (if available), but a lower roll-up rate (2% or 3%) applies with respect to the EQ/Money Market option (except amounts allocated to the account for special money market dollar cost averaging, if available), the guaranteed interest option and the loan reserve account under Rollover TSA (the “lower roll-up rate options”). The other investment options, to which the higher rate applies, are referred to as the “higher roll-up rate options”. For more information about roll-up rates applicable in various states and for various contract versions, see Appendices VI and VII.

Your Roll-up benefit base is comprised of two segments, representing that portion of your benefit base, if any, that rolls up at 4% and the other portion that is rolling up at 2%. If you transfer account value from a 4% option to a 2% option, all or a portion of your benefit base will transfer from the 4% benefit base segment to the 2% benefit base segment. Similarly, if you transfer account value from a 2% option to a 4% option, all or a portion of your benefit base will transfer from the 2% segment to the 4% segment. To determine how much to transfer from one Roll-up benefit base segment to the other Roll-up benefit base segment, we use a pro rata calculation.

This means that we calculate the percentage of current account value in the investment options with a 4% roll-up rate that is being transferred to an investment option with a 2% roll-up (or vice versa) and transfer the same percentage of the Roll-up benefit base from one segment to the other segment. The effect of a transfer on your benefit base will vary depending on your particular circumstances, but it is important to note that the dollar amount of the transfer

54

between your Roll-up benefit base segments is generally not the same as the dollar amount of the account value transfer.

•

For example, if your account value is $30,000 and has always been invested in 4% investment options, and your benefit base is $40,000 and is all rolling up at 4%, and you transfer 50% of your account value ($15,000) to the EQ/Money Market variable investment option (a 2% investment option), then we will transfer 50% of your benefit base ($20,000) from the 4% benefit base segment to the 2% benefit base segment. Therefore, immediately after the transfer, of your $40,000 benefit base, $20,000 will roll-up at 4% and $20,000 will roll-up at 2%. In this example, the amount of your Roll-up benefit base rolling up at 2% is more than the dollar amount of your transfer to a 2% investment option.

•

For an additional example, if your account value is $40,000 and has always been invested in 2% investment options, and your benefit base is $30,000 and is all rolling up at 2%, and you transfer 50% of your account value ($20,000) to a 4% investment option, then we will transfer 50% of your benefit base ($15,000) from the 2% benefit base segment to the 4% benefit base segment. Therefore, immediately after the transfer, of your $30,000 benefit base, $15,000 will roll-up at 4% and $15,000 will roll-up at 2%. In this example, the dollar amount of your benefit base rolling up at 4% is less than the dollar amount of your transfer to a 4% investment option.

If you request withdrawals using our Dollar-for-Dollar Withdrawal Service and indicate you want to preserve your roll-up benefit base, the service will automatically account for any differing roll-up rates among your investment options. See “Dollar-for-dollar withdrawal service” in “Accessing your money” later in this Prospectus. Whether you request withdrawals through our Dollar-for-Dollar service or without using that service, you should consider the impact on any withdrawals on your benefit bases. See “How withdrawals affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Principal guarantee benefits” in “Accessing your money” later in this Prospectus.

Disruptive transfer activity

You should note that the contract is not designed for professional “market timing” organizations, or other organizations or individuals engaging in a market timing strategy. The contract is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer’s investment. This can happen when it is not advantageous to sell any securities, so the portfolio’s performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all contract owners.

We offer investment options with underlying portfolios that are part of EQ Premier VIP Trust and EQ Advisors Trust (together, the “trusts”). The trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio’s net inflows or outflows exceed an established monitoring threshold, the trust obtains from us contract owner trading activity. The trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity. Each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.

55

As of the date of this Prospectus, we do not offer investment options with underlying portfolios that are part of an outside trust (an “unaffiliated trust”). Should we offer such investment options in the future, each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity, which would be disclosed in the unaffiliated trust prospectus. If an unaffiliated trust advises us that there may be disruptive activity from one of our contract owners, we will work with the unaffiliated trust to review contract owner trading activity. Any such unaffiliated trust would also have the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios.

When a contract is identified in connection with potentially disruptive transfer activity for the first time, a letter is sent to the contract owner explaining that there is a policy against disruptive transfer activity and that if such activity continues certain transfer privileges may be eliminated. If and when the contract owner is identified a second time as engaged in potentially disruptive transfer activity under the contract, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected contract. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all contract owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by contract owners. As of the date of this Prospectus, the trusts had not implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the contract owner.

Contract owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, contract owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some contract owners may be treated differently than others, resulting in the risk that some contract owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.

Rebalancing your account value

We currently offer two rebalancing programs that you can use to automatically reallocate your account value among your investment options. Option I allows you to rebalance your account value among the variable investment options.

Option II allows you to rebalance among the variable investment options and the guaranteed interest option.

To enroll in one of our rebalancing programs, you must notify us in writing or through Online Account Access and tell us:

(a)	the percentage you want invested in each investment option (whole percentages only), and

(b)	how often you want the rebalancing to occur (quarterly, semiannually, or annually on a contract year basis)

Rebalancing will occur on the same day of the month as the contract date. If a contract is established after the 28th, rebalancing will occur on the first business day of the month following the contract issue date.

You may elect or terminate the rebalancing program at any time. You may also change your allocations under the program at any time. Once enrolled in the rebalancing program, it will remain in effect until you instruct us in writing to terminate the program. Requesting an investment option transfer while enrolled in our rebalancing program will not automatically change your allocation instructions for rebalancing your account value. This means that upon the next scheduled rebalancing, we will transfer amounts among your investment options pursuant to the allocation instructions previously on file for your program. Changes to your allocation instructions for the rebalancing program (or termination of your enrollment in the program) must be in writing and sent to our Processing Office. Termination requests can also be made online through Online Account Access. See “How to reach us” in “The Company”earlier in this Prospectus. There is no charge for the rebalancing feature.

Rebalancing does not assure a profit or protect against loss. You should periodically review your allocation percentages as your needs change. You may want to discuss the rebalancing program with your financial professional before electing the program.

While your rebalancing program is in effect, we will transfer amounts among the investment options so that the percentage of your account value that you specify is invested in each option at the end of each rebalancing date. At any time, however, we may exercise our right to terminate transfers to any of the variable investment options and to limit the number of variable investment options which you may elect.

If you select Option II, you will be subject to our rules regarding transfers from the guaranteed interest option to the variable investment options. These rules are described in “Transferring your account value” earlier in this section. Under Option II, a transfer into or out of the guaranteed interest option to initiate the rebalancing program will not be permitted if such transfer would violate these rules. If this occurs, the rebalancing program will not go into effect.

56

You may not elect Option II if you are participating in any dollar cost averaging program. You may not elect Option I if you are participating in general dollar cost averaging or, in the case of Accumulator® PlusSM and Accumulator® SelectSM contract owners, special money market dollar cost averaging. If your Guaranteed minimum income benefit converts to the Guaranteed withdrawal benefit for life at age 85, that will terminate any rebalancing program you have in place at the time. See “Guaranteed withdrawal benefit for life (“GWBL”)” earlier in this Prospectus. You may elect a new rebalancing program after your current rebalancing program is terminated by this event.

If you elect a benefit that limits your variable investment options, those limitations will also apply to the rebalancing programs.

57

4. Accessing your money

Withdrawing your account value

You have several ways to withdraw your account value before annuity payments begin. The table below shows the methods available under each type of contract. More information follows the table.

All withdrawals reduce your account value on a dollar for dollar basis. The impact of withdrawals on your guaranteed benefits is described in “’How withdrawals affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Principal guarantee benefits’’ and ‘‘How withdrawals affect your GWBL’’ later in this section. Withdrawals can potentially cause your contract to terminate, as described in “Effect of your account value falling to zero’’ in ‘‘Determining your contract’s value’’ earlier in this Prospectus.

Method of withdrawal
Contract(1)	Automatic payment plans (GWBL only)	Partial	Syste- matic	Pre-age 59 1/2 sub- stantially equal	Lifetime required minimum distribu- tion
NQ	Yes	Yes	Yes	No	No
Rollover IRA	Yes	Yes	Yes	Yes	Yes
Flexible Premium IRA	Yes	Yes	Yes	Yes	Yes
Roth Conversion IRA	Yes	Yes	Yes	Yes	No
Flexible Premium Roth IRA	Yes	Yes	Yes	Yes	No
Inherited IRA	No	Yes	No	No	(2)
QP(3)	Yes	Yes	No	No	No
Rollover TSA(4)	Yes	Yes	Yes	No	Yes
(1)	Please note that not all contract types are available under the Accumulator® Series of contracts.
(2)	The contract pays out post-death required minimum distributions. See “Inherited IRA beneficiary continuation contract” in “Contract features and benefits” earlier in this Prospectus.
(3)	All payments are made to the plan trust as the owner of the contract. See “Appendix II: Purchase considerations for QP contracts” later in this Prospectus.
(4)

Employer or plan approval required for all transactions. Your ability to take withdrawals or loans from, or surrender your TSA contract may be limited. See Appendix VIII — “Tax Sheltered Annuity contracts (TSAs)” later in this Prospectus.

All requests for withdrawals must be made on a specific form that we provide. Please see “How to reach us” under “The Company” earlier in this Prospectus for more information.

Automatic payment plans

(For contracts with GWBL only)

You may take automatic withdrawals under either the Maximum payment plan or the Customized payment plan, as described below. Under either plan, you may take withdrawals on a monthly, quarterly or annual basis. You may change the payment frequency of your withdrawals at any time, and the change will become effective on the next contract date anniversary.

You may elect either the Maximum payment plan or the Customized payment plan at any time after your Guaranteed minimum income benefit converts to the Guaranteed withdrawal benefit for life. You must wait at least 28 days from the Conversion effective date before automatic payments begin. We will make the withdrawals on any day of the month that you select as long as it is not later than the 28th day of the month. However, you must elect a date that is more than three calendar days prior to your contract date anniversary.

Maximum payment plan.  Our Maximum payment plan provides for the withdrawal of the Guaranteed annual withdrawal amount in scheduled payments. The amount of the withdrawal will increase on contract date anniversaries with an Annual Ratchet.

If you elect the Maximum payment plan and start monthly or quarterly payments after the beginning of a contract year, the payments you take that year will be less than your Guaranteed annual withdrawal amount.

If you take a partial withdrawal while the Maximum payment plan is in effect, we will terminate the plan. You may enroll in the plan again at any time, but the scheduled payments will not resume until the next contract date anniversary.

Customized payment plan.  Our Customized payment plan provides for the withdrawal of a fixed amount not greater than the Guaranteed annual withdrawal amount in scheduled payments. The amount of the withdrawal will not be increased on contract date anniversaries with an Annual Ratchet. You must elect to change the scheduled payment amount.

It is important to note that if you elect the Customized payment plan and start monthly or quarterly withdrawals after the beginning of a contract year, you could select scheduled payment amounts that would cause an Excess withdrawal. If your selected scheduled payment would cause an Excess withdrawal, we will notify you. As discussed earlier in this Prospectus, Excess withdrawals may significantly reduce the value of the Guaranteed withdrawal benefit for life. See “Effect of Excess withdrawals” in “Contract features and benefits” earlier in this Prospectus.

58

If you take a partial withdrawal while the Customized payment plan is in effect, we will terminate the plan. You may enroll in the plan again at any time, but the scheduled payments will not resume until the next contract date anniversary.

Dollar-for-dollar withdrawal service

If you have at least one guaranteed benefit where withdrawals reduce the benefit base on a dollar-for-dollar basis, you may request a one-time lump sum or systematic withdrawal through our Dollar-for-Dollar Withdrawal Service. Withdrawals under this automated withdrawal service will never result in a pro-rata reduction of the guaranteed benefit base, and will never terminate the no-lapse guarantee if your contract had the no-lapse guarantee prior to utilizing this service and provided that you do not take any withdrawals outside the service. Systematic withdrawals set up using the Dollar-for-Dollar Withdrawal Service adjust automatically to account for financial transactions that may otherwise have an adverse impact on your guaranteed benefits, and, for certain types of withdrawals, adjust automatically to increase the withdrawal amount.

Withdrawals under the Dollar-for-Dollar Withdrawal Service will continue, even if your account value is low, until you terminate the service by notifying us in writing. If your account value is low and you have guaranteed benefits, you should consider ending the Dollar-for-Dollar Withdrawal Service. Except in certain circumstances, if your account value falls to zero, your contract and any guaranteed benefits will be terminated. See “Effect of your account value falling to zero” in “Determining your contract’s value” earlier in this Prospectus.

You may use the Dollar-for-Dollar Withdrawal Service to elect a one-time lump sum withdrawal or to enroll in systematic withdrawals at monthly, quarterly, or annual intervals. If you take withdrawals using this service, you must choose whether you want your withdrawal to be calculated to: (i) preserve the Roll-up benefit base as of the last contract date anniversary (or the benefit base as of the withdrawal transaction date); or (ii) take the full dollar-for-dollar withdrawal amount available under the contract to avoid a pro-rata reduction of the guaranteed benefit base.

•

Roll-up benefit base preservation: You can request a withdrawal that will preserve the Roll-up benefit base as of the last contract anniversary or the withdrawal transaction date. In general, this amount will be less than the Roll-up rate times the last contract date anniversary benefit base. This calculation results from the fact that the Roll-up benefit base rolls up daily. If a withdrawal is taken on any day prior to the last day of the contract year, the daily roll-up rate will be applied going forward to the reduced benefit base. Therefore, the benefit base is only fully increased by an annual amount that equals the roll-up rate times the prior contract date anniversary benefit base if there have been no withdrawals during that year.

Because the Roll-up benefit base no longer rolls up after age 85, any withdrawals you take after age 85 will always reduce your benefit base. If you wish to preserve your benefit base, you must stop taking withdrawals after age 85. For more information about the impact of withdrawals on your guaranteed benefits after age 85, see ‘‘How withdrawals affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Principal guarantee benefits’’ in ‘‘Accessing your money.”

•

Full dollar-for-dollar: You can request to withdraw the full dollar-for-dollar withdrawal amount. Full dollar-for-dollar withdrawals reduce the guaranteed benefit base and cause the value of the benefit base on the next contract date anniversary to be lower than the prior contract date anniversary, assuming no additional contributions or resets have occurred. In general, taking full dollar-for-dollar withdrawals will cause a reduction to the guaranteed benefit base over time and decrease the full dollar-for-dollar withdrawal amount available in subsequent contract years. The reduction in dollar-for-dollar amounts is due to amounts being withdrawn prior to earning the full year’s annual compounded Roll-up rate. Although the benefit base will reduce over time, full dollar-for-dollar withdrawals taken through the service always reduce the benefit base in the amount of the withdrawal and never more than the withdrawal amount.

If you are over age 85, your Roll-up benefit base is no longer credited with the annual roll-up rate, so even withdrawals based on the Full dollar-for-dollar calculation will significantly reduce the value of your benefit. Every withdrawal you take will permanently reduce your Roll-up benefit base by at least the full amount of the withdrawal.

If you request a withdrawal calculation that preserves your roll up benefit base, the Dollar-for-Dollar Withdrawal Service adjusts for investment options to which a 2% Roll-up rate applies (the EQ/Money Market option except amounts allocated to the account for special money market dollar cost averaging (if applicable), the guaranteed interest option, and the loan reserve account under Rollover TSA) (the “lower Roll-up options”). If you want to preserve your roll up benefit base and you elected a guaranteed benefit that provides a 4% (or greater) roll-up, allocations of account value to any lower Roll-up option will generally reduce the amount of withdrawals under the Dollar-for-Dollar Withdrawal Service.

We will make the withdrawal on any day of the month that you select as long as it is not later than the 28th day of the month. However, you must elect a date that is more than three calendar days prior to your contract date anniversary.

There is no charge to use the Dollar-for-Dollar Withdrawal Service. Currently, we do not charge for quotes from the Dollar-for-Dollar Withdrawal Service but reserve the right to charge for such quotes upon advance notice to you. Please speak with your financial professional or call us for additional information about the Dollar-for-Dollar Withdrawal Service.

59

Partial withdrawals

(All contracts)

You may take partial withdrawals from your account value at any time. (Rollover TSA contracts may have restrictions and employer or plan approval is required.) The minimum amount you may withdraw is $300.

For all contracts except Accumulator® SelectSM, partial withdrawals will be subject to a withdrawal charge if they exceed the 10% free withdrawal amount. For more information, see “10% free withdrawal amount” in “Charges and expenses” later in this Prospectus. Under Rollover TSA contracts, if a loan is outstanding, you may only take partial withdrawals as long as the cash value remaining after any withdrawal equals at least 10% of the outstanding loan plus accrued interest.

Any request for a partial withdrawal that results in an Excess withdrawal will terminate your participation in the Maximum payment plan or Customized payment plan. Any partial withdrawal request will terminate the systematic withdrawal option.

Systematic withdrawals

(All contracts except Inherited IRA and QP)

You may take systematic withdrawals of a particular dollar amount or a particular percentage of your account value. (Rollover TSA contracts may have restrictions and employer or plan approval is required.)

You may take systematic withdrawals on a monthly, quarterly or annual basis as long as the withdrawals do not exceed the following percentages of your account value on the date of the withdrawal: 0.8% monthly, 2.4% quarterly and 10.0% annually. The minimum amount you may take in each systematic withdrawal is $250. If the amount withdrawn would be less than $250 on the date a withdrawal is to be taken, we will not make a payment and we will terminate your systematic withdrawal election.

If the withdrawal charges on your contract have expired, you may elect a systematic withdrawal option in excess of your percentages of your account value as of the beginning of the contract year, as described in the preceding paragraph, up to 100% of your account value. However, if you elect a systematic withdrawal option in excess of these limits, and make a subsequent contribution to your contract, the systematic withdrawal option will be terminated. You may then elect a new systematic withdrawal option within the limits described in the preceding paragraph. Please note that withdrawal charges do not apply to Accumulator® SelectSM contracts.

If you have guaranteed benefits based on a Roll-up benefit base and your aggregate systematic withdrawals during any contract year exceed your Roll-Up rate multiplied by your guaranteed benefit base as of your most recent contract date anniversary, your benefit base will be reduced on a pro rata basis and could result in a benefit base reduction that is greater than the withdrawal amount. See “How withdrawals affect your Guaranteed minimum income benefit and Guaranteed minimum death benefit” later in this section.

If you elect our systematic withdrawal program, you may request to have your withdrawals made on any day of the month, subject to the following restrictions:

•	you must select a date that is more than three calendar days prior to your contract date anniversary; and

•	you cannot select the 29th, 30th or 31st.

If you do not select a date, we will make the withdrawals the same day of the month as the day we receive your request to elect the program, subject to the same restrictions listed above. You must wait at least 28 days after your contract is issued before your systematic withdrawals can begin. You must elect a date that is more than three calendar days prior to your contract date anniversary.

You may elect to take systematic withdrawals at any time.

You may change the payment frequency, or the amount or percentage of your systematic withdrawals, once each contract year. However, you may not change the amount or percentage in any contract year in which you have already taken a partial withdrawal. You can cancel the systematic withdrawal option at any time. Systematic withdrawals are not available if you have elected a Principal guarantee benefit or the Guaranteed minimum income benefit has converted to the Guaranteed withdrawal benefit for life at age 85.

If you take a partial withdrawal while you are taking systematic withdrawals, your systematic withdrawal option will be terminated. You may then elect a new systematic withdrawal option.

For all contracts except Accumulator® SelectSM, systematic withdrawals are not subject to a withdrawal charge, except to the extent that, when added to a partial withdrawal previously taken in the same contract year, the systematic withdrawal exceeds the 10% free withdrawal amount.

If you are taking systematic withdrawals at the time the Guaranteed minimum income benefit converts to the Guaranteed withdrawal benefit for life at age 85, the conversion will not terminate your systematic withdrawals. Continuing your systematic withdrawals after conversion may result in an Excess withdrawal. You should consider terminating your systematic withdrawals and electing an automatic payment plan in connection with the conversion to the Guaranteed withdrawal benefit for life.

If you are over age 85, your enhanced death benefit bases will no longer be eligible to increase. Any withdrawals after your 85th birthday will permanently reduce the value of your benefit.

Substantially equal withdrawals

(Rollover IRA, Roth Conversion IRA, Flexible Premium IRA and Flexible Premium Roth IRA contracts)

We offer our “substantially equal withdrawals option” to allow you to receive distributions from your account value without triggering the 10% additional federal income tax penalty, which normally applies to distributions made before age 59 1/2. Substantially equal withdrawals are also referred to as

60

“72(t) exception withdrawals”. See “Tax information” later in this Prospectus. We use one of the IRS-approved methods for doing this; this is not the exclusive method of meeting this exception. After consultation with your tax adviser, you may decide to use another method which would require you to compute amounts yourself and request partial withdrawals. In such a case, a withdrawal charge may apply (if applicable under your Accumulator® Series contract). Once you begin to take substantially equal withdrawals, you should not (i) stop them; (ii) change the pattern of your withdrawals for example, by taking an additional partial withdrawal; or (iii) contribute any more to the contract until after the later of age 59 1/2 or five full years after the first withdrawal. If you alter the pattern of withdrawals, you may be liable for the 10% federal tax penalty that would have otherwise been due on prior withdrawals made under this option and for any interest on the delayed payment of the penalty.

If you have guaranteed benefits based on a Roll-up benefit base and your aggregate substantially equal withdrawals during any contract year exceed your Roll-Up rate multiplied by your guaranteed benefit base as of your most recent contract date anniversary, your benefit base will be reduced on a pro rata basis and could result in a benefit base reduction that is greater than the withdrawal amount. See “How withdrawals affect your Guaranteed minimum income benefit and Guaranteed minimum death benefit” later in this section.

In accordance with IRS guidance, an individual who has elected to receive substantially equal withdrawals may make a one time change, without penalty, from one of the IRS-approved methods of calculating fixed payments to another IRS-approved method (similar to the required minimum distribution rules) of calculating payments which vary each year.

You may elect to take substantially equal withdrawals at any time before age 59 1/2. We will make the withdrawal on any day of the month that you select as long as it is not later than the 28th day of the month. However, you must elect a date that is more than three calendar days prior to your contract date anniversary. We will calculate the amount of your substantially equal withdrawals using the IRS-approved method we offer. The payments will be made monthly, quarterly or annually as you select. These payments will continue until (i) we receive written notice from you to cancel this option; (ii) you take an additional partial withdrawal; or (iii) you contribute any more to the contract. You may elect to start receiving substantially equal withdrawals again, but the payments may not restart in the same calendar year in which you took a partial withdrawal or added amounts to the contract. We will calculate the new withdrawal amount.

For all contracts except Accumulator® SelectSM, substantially equal withdrawals that we calculate for you are not subject to a withdrawal charge, except to the extent that, when added to a partial withdrawal previously taken in the same contract year, the substantially equal withdrawal exceeds the free withdrawal amount (see “10% free withdrawal amount” in “Charges and expenses” later in this Prospectus).

Also, the substantially equal withdrawal program is not available if you have elected a Principal guarantee benefit or the Guaranteed minimum income benefit has converted to the Guaranteed withdrawal benefit for life at age 85.

If you are over age 85, your enhanced death benefit bases will no longer be eligible to increase. Any withdrawals after your 85th birthday will permanently reduce the value of your benefit.

Lifetime required minimum distribution withdrawals

(Rollover IRA, Flexible Premium IRA and Rollover TSA contracts only — See “Tax information” and Appendix VIII later in this Prospectus)

We offer our “automatic required minimum distribution (RMD) service” to help you meet lifetime required minimum distributions under federal income tax rules. This service does not generate automatic required minimum distribution payments during the first contract year. Therefore, if you are making a rollover or transfer contribution to the contract after lifetime required minimum distributions must start, you must take any required minimum distributions before the rollover or transfer. If you do not, any withdrawals that you take during the first contract year to satisfy your required minimum distributions may be subject to withdrawal charges, if they exceed the free withdrawal amount. This is not the exclusive way for you to meet these rules. After consultation with your tax adviser, you may decide to compute required minimum distributions yourself and request partial withdrawals. In such a case, a withdrawal charge may apply. Please note that withdrawal charges do not apply to Accumulator® SelectSM contracts. Before electing this account based withdrawal option, you should consider whether annuitization might be better in your situation. If you have elected either the Guaranteed minimum death benefit associated with a Roll-up benefit base or Guaranteed minimum income benefit, and amounts withdrawn from the contract to meet RMDs exceed your Roll-Up rate multiplied by your guaranteed benefit base as of your most recent contract date anniversary, your benefit base will be reduced on a pro rata basis and could result in a guaranteed benefit base reduction that is greater than the withdrawal amount. If you are over age 85, your enhanced death benefit bases will no longer be eligible to increase. Any withdrawals after your 85th birthday will permanently reduce the value of your benefit. See “How withdrawals affect your Guaranteed minimum income benefit and Guaranteed minimum death benefit” later in this section.

Also, the actuarial present value of additional contract benefits must be added to the account value in calculating required minimum distribution withdrawals from annuity contracts funding TSAs and IRAs, which could increase the amount required to be withdrawn. Please refer to “Tax information” and Appendix VIII later in this Prospectus.

This service is not available under QP contracts.

Under legislation enacted at the end of 2019:

•	If your birthdate is June 30, 1949 or earlier, you may elect our “automatic required minimum distribution

61

(RMD) service” in the year in which you reach age 70 1/2, or in any later year.

•	If your birthdate is July 1, 1949 or later, you may elect our “automatic required minimum distribution (RMD) service” in the year in which you reach age 72, or in any later year.

See the discussion of lifetime required minimum distributions under “Tax Information” later in this Prospectus.

The minimum amount we will pay out is $250. Currently, minimum distribution withdrawal payments will be made annually. See “Required minimum distributions” in “Tax information” and Appendix VIII later in this Prospectus for your specific type of retirement arrangement.

For Rollover IRA, Flexible Premium IRA, and Rollover TSA contracts, we will send a form outlining the distribution options available in the year you reach age 72 (or age 70 1/2 if applicable) (if you have not begun your annuity payments before that time).

We do not impose a withdrawal charge on minimum distribution withdrawals taken through our automatic RMD service except if, when added to a partial withdrawal previously taken in the same contract year, the minimum distribution withdrawal exceeds the 10% free withdrawal amount. Please note that withdrawal charges do not apply to Accumulator® SelectSM contracts.

Under Rollover TSA contracts, you may not elect our automatic RMD service if a loan is outstanding.

For contracts with GWBL.  Generally, if you elect our automatic RMD service, any lifetime required minimum distribution payment we make to you under our automatic RMD service will not be treated as an Excess withdrawal.

If you elect either the Maximum payment plan or the Customized payment plan AND our automatic RMD service, we will make an extra payment, if necessary, on December 1st that will equal your lifetime required minimum distribution less all payments made through November 30th and any scheduled December payment. The combined automatic plan payments and lifetime required minimum distribution payment will not be treated as Excess withdrawals, if applicable. However, if you take any partial withdrawals in addition to your lifetime required minimum distribution and automatic payment plan payments, your applicable automatic payment plan will be terminated. Also, the partial withdrawal may cause an Excess withdrawal and may be subject to a withdrawal charge (if applicable under your Accumulator® Series contract). You may enroll in the plan again at any time, but the scheduled payments will not resume until the next contract date anniversary. Further, your GWBL benefit base and Guaranteed annual withdrawal amount may be reduced. See “Effect of Excess withdrawals” in “Contract features and benefits” earlier in this Prospectus.

If you elect our automatic RMD service and elect to take your Guaranteed annual withdrawal amount in partial withdrawals without electing one of our available automatic payment plans, we will make a payment, if necessary, on December 1st that will equal your required minimum distribution less all withdrawals made through November 30th. If prior to December 1st you make a partial withdrawal that exceeds your Guaranteed annual withdrawal amount, but not your RMD amount, that partial withdrawal will be treated as an Excess withdrawal, as well as any subsequent partial withdrawals made during the same contract year. However, if by December 1st your withdrawals have not exceeded your RMD amount, the RMD payment we make to you will not be treated as an Excess withdrawal.

If you are enrolled in our automatic RMD service and are taking systematic withdrawals at the time the Guaranteed minimum income benefit is converted to the Guaranteed withdrawal benefit for life at age 85, we will make a payment, if necessary, on December 1st that will equal your required minimum distribution less all withdrawals made through November 30th. If your systematic withdrawal payment is a fixed dollar amount, rather than a percentage of your account value, the December 1st RMD payment will factor into any December systematic withdrawal payment. The December 1st RMD payment will not be treated as an Excess withdrawal, but any subsequent systematic withdrawals in the same contract year may be treated as Excess withdrawals. If by December 1st your systematic withdrawals have equaled or exceeded your RMD amount, any withdrawal that exceeds the Guaranteed annual withdrawal amount will be treated as an Excess withdrawal.

For contracts with the Guaranteed minimum income benefit.  The no lapse guarantee will not be terminated if a required minimum distribution payment using our automatic RMD service causes your cumulative withdrawals in the contract year to exceed 4% of the Roll-Up benefit base (as of the beginning of the contract year), although such cumulative withdrawals will reduce your Guaranteed minimum income benefit base on a pro rata basis). See “How withdrawals affect your Guaranteed minimum income benefit and Guaranteed minimum death benefit” later in this section.

Owners of tax-qualified contracts (IRA, TSA and QP) generally should not reset the Roll-Up benefit base if lifetime required minimum distributions must begin before the end of the new exercise waiting period. See “Roll-Up benefit base reset” in “Contract features and benefits” earlier in this Prospectus.

How withdrawals are taken from your account value

Unless you specify otherwise, we will subtract your withdrawals on a pro rata basis from your account value in the variable investment options and the guaranteed interest option. If there is insufficient value or no value in the in the variable investment options and the guaranteed interest option, any additional amount of the withdrawal required or the total amount of the withdrawal will be withdrawn from the account for special dollar cost averaging (for Accumulator® and Accumulator® EliteSM contracts) or the account for special money market dollar cost averaging (for Accumulator® PlusSM and Accumulator® SelectSM contracts).

62

You may choose to have your Customized payment plan scheduled payments, your systematic withdrawals or your substantially equal withdrawals taken from specific variable investment options and/or the guaranteed interest option. If you choose specific variable investment options and/or the guaranteed interest option, and the value in those selected option(s) drops below the requested withdrawal amount, the requested amount will be taken on a pro rata basis from all investment options on the business day after the withdrawal was scheduled to occur. All subsequent scheduled payments or withdrawals will be processed on a pro rata basis on the business day you initially elected.

How withdrawals affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Principal guarantee benefits

In general, withdrawals (including RMDs) will reduce your guaranteed benefits on a pro rata basis. Reduction on a pro rata basis means that we calculate the percentage of your current account value that is being withdrawn and we reduce your current benefit by the same percentage. For example, if your account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your account value. If your benefit was $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 x .40) and your new benefit after the withdrawal would be $24,000 ($40,000 – $16,000).

If your account value is greater than your benefit, a withdrawal will result in a reduction of your benefit that will be less than the withdrawal. For example, if your account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your account value. If your benefit was $20,000 before the withdrawal, it would be reduced by $8,000 ($20,000 X .40) and your new benefit after the withdrawal would be $12,000 ($20,000 – $8,000).

For purposes of calculating the adjustment to your guaranteed benefits, the amount of the withdrawal will include the amount of any applicable withdrawal charge. Using the example above, the $12,000 withdrawal would include the withdrawal amount paid to you and the amount of any applicable withdrawal charge deducted from your account value. For more information on the calculation of the charge, see “Withdrawal charge” later in the Prospectus. Please note that withdrawal charges do not apply to Accumulator® SelectSM contracts.

With respect to the Guaranteed minimum income benefit and the Greater of 4% Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit, withdrawals (including any applicable withdrawal charges, if applicable) will reduce each of the benefits’ 4% Roll-Up to age 85 benefit base on a dollar-for-dollar basis, as long as the sum of withdrawals in a contract year is 4% or less of the 4% Roll-Up benefit base on the contract issue date or the most recent contract date anniversary, if later. For this purpose, in the first contract year, all contributions received in the first 90 days after contract issue will be considered to have been received on the first day of the contract year, for contracts in which the benefit is elected at issue. In subsequent contract years, additional contributions made during a contract year do not affect the amount of the withdrawals that can be taken on a dollar-for-dollar basis in that contract year. Once a withdrawal is taken that causes the sum of withdrawals in a contract year to exceed 4% of the benefit base on the most recent anniversary, that entire withdrawal (including RMDs) and any subsequent withdrawals in that same contract year will reduce the benefit base pro rata. Reduction on a dollar-for-dollar basis means that your 4% Roll-Up to age 85 benefit base will be reduced by the dollar amount of the withdrawal for each Guaranteed benefit. The Annual Ratchet to age 85 benefit base will always be reduced on a pro rata basis.

Pro rata withdrawal — A withdrawal that reduces your guaranteed benefit base amount on a pro rata basis. Reduction on a pro rata basis means that we calculate the percentage of the current account value that is being withdrawn and we reduce the benefit base by that percentage. The following example shows how a pro rata withdrawal can reduce your guaranteed benefit base by more than the amount of the withdrawal: Assume your account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your account value. If your guaranteed benefit base is $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 × .40) to $24,000 ($40,000 –$16,000) after the withdrawal.

If you elected a guaranteed benefit that provides a 4% (or greater) roll-up, all or a portion of your Roll-up to age 85 benefit base may be rolling up at 2%, if all or a portion of your account value is currently allocated to one or more investment options to which a 2% roll-up rate applies. For more information about those investment options and the impact of transfer among investment options on your Roll-up to age 85 benefit base, see “Guaranteed minimum death benefit and Guaranteed minimum income benefit base” in “Contract features and benefits” earlier in this Prospectus and “Our administrative procedures for calculating your Roll-up benefit base following a transfer” in “Transferring your money among investment options” earlier in this Prospectus.

Preserving your Roll-up benefit base.  If you are interested in withdrawals that preserve the Roll-up to age 85 benefit base as of the last contract anniversary or the withdrawal transaction date, or withdrawals that are equal to the full amount of the available dollar-for-dollar withdrawal, you should use our Dollar-for-Dollar Withdrawal Service. See “Dollar-for-dollar withdrawal service” in “Accessing your money” earlier in this Prospectus. The service adjusts for various factors in the calculation of a withdrawal, including the fact that the roll-up rate is applied on a daily basis (which means that if a withdrawal is taken on any day prior to the last day of the contract year, the roll-up rate will be applied going forward from the day of the withdrawal to a reduced benefit base) and the fact that the 2% Roll-up rate may apply to all or a portion of the benefit base. If you do not use the Dollar-for-Dollar Withdrawal Service, you may reduce your benefits more than you intend.

63

Withdrawals after age 85.  If you are over age 85, your enhanced death benefit bases will no longer be eligible to increase. Any withdrawals after your 85th birthday will permanently reduce the value of your benefit.

As a result, if you have a Guaranteed minimum death benefit based on a Roll-up to age 85 benefit base:

•	You can no longer take withdrawals and preserve the benefit base.

•	You should stop taking withdrawals if you wish to maintain the value of the benefit.

•

If you want to continue taking withdrawals, you can ensure that those withdrawals will reduce your benefit base on a dollar-for-dollar rather than pro rata basis by enrolling in the full dollar-for-dollar withdrawal service, however, even dollar-for dollar withdrawals can significantly reduce your Roll-up benefit base. See “Dollar-for-dollar withdrawal service” in “Accessing your money.”

•

The maximum amount you are able to withdraw each year without triggering a pro rata reduction in your benefit base will decrease. If you do not enroll in the full dollar-for-dollar withdrawal service and want to ensure that your withdrawals reduce your benefit base on a dollar-for-dollar basis, you should make sure that the sum of your withdrawals in a contract year is equal to or less than the value of the applicable Roll-up rate times your benefit base on your most recent contract date anniversary.

If you have the Annual Ratchet to age 80 death benefit, the Annual Ratchet to age 80 benefit base is always reduced pro rata by withdrawals, regardless of your age. However, like the Roll-up benefit base, the Annual Ratchet to age 85 benefit base will no longer be eligible to increase. It will be permanently reduced by all withdrawals.

Low account value.  Due to withdrawals and/or poor market performance, your account value could become insufficient to pay any applicable charges when due. This will cause your contract to terminate and could cause you to lose your Guaranteed minimum income benefit and any other guaranteed benefits. Please see “Effect of your account value falling to zero” in “Determining your contract’s value” for more information.

If your Guaranteed minimum income benefit converts to the Guaranteed withdrawal benefit for life at age 85, any subsequent withdrawals from your contract will reduce your Guaranteed minimum death benefit base on a pro rata basis.

How withdrawals affect your GWBL

Your GWBL benefit base is not reduced by withdrawals until a withdrawal causes cumulative withdrawals in a contract year to exceed the Guaranteed annual withdrawal amount. Withdrawals that exceed the Guaranteed annual withdrawal amount, however, can significantly reduce your GWBL benefit base and Guaranteed annual withdrawal amount. For more information, see “Effect of Excess withdrawals” and “Other important considerations” under “Guaranteed withdrawal benefit for life (“GWBL”)” in “Contract features and benefits” earlier in this Prospectus.

For purposes of calculating your GWBL benefit base, the amount of the Excess withdrawal will include the withdrawal amount paid to you and the amount of the withdrawal charge deducted from your account value. For more information on calculation of the charge, see “Withdrawal charge” later in this Prospectus. Please note that withdrawal charges do not apply to Accumulator® SelectSM contracts.

Withdrawals treated as surrenders

If you request to withdraw more than 90% of a contract’s current cash value, we will treat it as a request to surrender the contract for its cash value. In addition, we have the right to pay the cash value and terminate the contract if no contributions are made during the last three completed contract years, and the account value is less than $500, or if you make a withdrawal that would result in a cash value of less than $500. The rules in the preceding sentence do not apply if the Guaranteed minimum income benefit no lapse guarantee is in effect on your contract. See “Surrendering your contract to receive its cash value” below. For the tax consequences of withdrawals, see “Tax information” later in this Prospectus.

Special rules for the Guaranteed withdrawal benefit for life.  We will not treat a withdrawal request that results in a withdrawal in excess of 90% of the contract’s cash value as a request to surrender the contract unless it is an Excess withdrawal. In addition, we will not terminate your contract if either your account value or cash value falls below $500, unless it is due to an Excess withdrawal. In other words, if you take an Excess withdrawal that equals more than 90% of your cash value or reduces your cash value to less than $500, we will treat your request as a surrender of your contract even if your GWBL benefit base is greater than zero. Please also see “Effect of your account value falling to zero” in “Determining your contract’s value” earlier in this Prospectus. Please also see “Guaranteed withdrawal benefit for life (“GWBL”)” in “Contract features and benefits,” earlier in this Prospectus, for more information on how withdrawals affect your guaranteed benefits and could potentially cause your contract to terminate.

Loans under Rollover TSA contracts

Loans under a Rollover TSA contract are not permitted without employer or plan approval. We will not permit you to take a loan or have a loan outstanding while you are enrolled in our “automatic required minimum distribution (RMD) service” or if the GWBL option or a PGB is in effect.

If you elect the Guaranteed minimum income benefit and there is a loan outstanding under a Rollover TSA contract on the Conversion effective date or the Conversion transaction date, the Guaranteed minimum income benefit cannot convert to the Guaranteed withdrawal benefit for life. If you

64

want to convert your Guaranteed minimum income benefit to the Guaranteed withdrawal benefit for life, you must pay off the loan before the Conversion effective date. See “Guaranteed withdrawal benefit for life (“GWBL”)” in “Contract features and benefits” earlier in this Prospectus.

Loans are subject to federal income tax limits and are also subject to the limits of the plan. The loan rules under ERISA may apply to plans not sponsored by a governmental employer. Federal income tax rules apply to all plans, even if the plan is not subject to ERISA.

A loan will not be treated as a taxable distribution unless:

•	It exceeds limits of federal income tax rules;

•	Interest and principal are not paid when due; or

•	In some instances, service with the employer terminates.

Taking a loan in excess of the Internal Revenue Code limits may result in adverse tax consequences.

Before we make a loan, you must properly complete and sign a loan request form. Loan processing may not be completed until we receive all information and approvals required to process the loan at our processing office.

We will permit you to have only one loan outstanding at a time. The minimum loan amount is $1,000. The maximum amount is $50,000 or, if less, 50% of your account value, subject to any limits under the federal income tax rules. The term of the loan is five years. However, if you use the loan to acquire your primary residence, the term is 10 years. The term may not extend beyond the earliest of:

(1)	the date annuity payments begin,

(2)	the date the contract terminates, and

(3)	the date a death benefit is paid (the outstanding loan, including any accrued but unpaid loan interest, will be deducted from the death benefit amount).

A loan request under your Rollover TSA contract will be processed on the first business day of the month following the date on which the properly completed loan request form is received. Interest will accrue daily on your outstanding loan at a rate we set. The loan interest rate will be equal to the Moody’s Corporate Bond Yield Averages for Baa bonds for the calendar month ending two months before the first day of the calendar quarter in which the rate is determined. Please see Appendix VI later in this Prospectus for any state rules that may affect loans from a TSA contract. Also, see Appendix VIII for a discussion of TSA contracts.

Tax consequences for failure to repay a loan when due are substantial, and may result in severe restrictions on your ability to borrow amounts under any plans of your employer in the future.

Loan reserve account.  On the date your loan is processed, we will transfer the amount of your loan to the “loan reserve account.” Unless you specify otherwise, we will subtract your loan on a pro rata basis from your value in the variable investment options and the guaranteed interest option. If those amounts are insufficient, we will deduct all or a portion of the loan from the account for special dollar cost averaging (for Accumulator® and Accumulator® EliteSM contracts) or the account for special money market dollar cost averaging (for Accumulator® PlusSM and Accumulator® SelectSM contracts).

For the period of time your loan is outstanding, the loan reserve account rate we will credit will equal the loan interest rate minus a maximum rate of 2%. When you make a loan repayment, unless you specify otherwise, we will transfer the dollar amount of the loan repaid and the amount of interest earned from the loan reserve account to the investment options according to the allocation percentages we have on our records. For Accumulator® PlusSM contracts, loan repayments are not considered contributions and therefore are not eligible for additional credits.

If you elected a guaranteed benefit that provides a 4% (or greater) roll-up, a loan will effectively reduce the growth rate of your guaranteed benefits because the Roll-up to age 85 benefit base rolls up at 2% with respect to amounts allocated to the loan reserve account. For more information, see “Guaranteed minimum death benefit and Guaranteed minimum income benefit base” in “Contract features and benefits” and “Our administrative procedures for calculating your Roll-up benefit base following a transfer” in “Transferring your money among investment options” earlier in this Prospectus.

Surrendering your contract to receive its cash value

You may surrender your contract to receive its cash value at any time while an owner is living (or for contracts with non-natural owners, while the annuitant is living) and before you begin to receive annuity payments. (Rollover TSA contracts may have restrictions and employer or plan approval is required.) For a surrender to be effective, we must receive your written request and your contract at our processing office. We will determine your cash value on the date we receive the required information.

All benefits under the contract will terminate as of the date we receive the required information, including the Guaranteed withdrawal benefit for life (if applicable), if your cash value is greater than your Guaranteed annual withdrawal amount remaining that year. If your cash value is not greater than your Guaranteed annual withdrawal amount remaining that year, then you will receive a supplementary life annuity contract. For more information, please see “Effect of your account value falling to zero” in “Contract features and benefits” earlier in this Prospectus. Also, if the Guaranteed minimum income benefit no lapse guarantee is in effect, the benefit will terminate without value if your cash value plus any other withdrawals taken in the contract year exceed 4% of the Roll-Up benefit base (as of the beginning of the contract year). For more information, please see “Effect of your account value falling to zero” in “Determining your contract’s value” and “Guaranteed withdrawal benefit for life (“GWBL”)” in “Contract features and benefits” earlier in this Prospectus.

65

You may receive your cash value in a single sum payment or apply it to one or more of the annuity payout options. See “Your annuity payout options” below. For the tax consequences of surrenders, see “Tax information” later in this Prospectus.

When to expect payments

Generally, we will fulfill requests for payments out of the variable investment options within seven calendar days after the date of the transaction to which the request relates. These transactions may include applying proceeds to a variable annuity, payment of a death benefit, payment of any amount you withdraw (less any withdrawal charge, if applicable) and, upon surrender, payment of the cash value. We may postpone such payments or applying proceeds for any period during which:

(1)	the New York Stock Exchange is closed or restricts trading,

(2)	the SEC determines that an emergency exists as a result of which sales of securities or determination of the fair value of a variable investment option’s assets is not reasonably practicable, or

(3)	the SEC, by order, permits us to defer payment to protect people remaining in the variable investment options.

We can defer payment of any portion of your value in the guaranteed interest option and the account for special dollar cost averaging (other than for death benefits) for up to six months while you are living. Please note that the account for special dollar cost averaging is available to Accumulator® and Accumulator® EliteSM contract owners only. We also may defer payments for a reasonable amount of time (not to exceed 10 days) while we are waiting for a contribution check to clear.

All payments are made by check and are mailed to you (or the payee named in a tax-free exchange) by U.S. mail, unless you request that we use an express delivery or wire transfer service at your expense.

Signature guarantee

As a protection against fraud, we require a signature guarantee (i.e., Medallion Signature Guarantee as required by us) for the following transaction requests:

•	disbursements, including but not limited to partial withdrawals, surrenders, transfers and exchanges, over $250,000;

•	any disbursement requested within 30 days of an address change;

•

any disbursement when we do not have an originating or guaranteed signature on file or where we question a signature or perceive any inconsistency between the signature on file and the signature on the request; or

•	any other transaction we require.

We may change the specific requirements listed above, or add signature guarantees in other circumstances, at our discretion if we deem it necessary or appropriate to help protect against fraud. For current requirements, please refer to the requirements listed on the appropriate form or call us at the number listed in this prospectus.

You can obtain a Medallion Signature Guarantee from more than 7,000 financial institutions that participate in a Medallion Signature Guarantee program. The best source of a Medallion Signature Guarantee is a bank, brokerage firm or credit union with which you do business. A notary public cannot provide a Medallion Signature Guarantee. Notarization will not substitute for a Medallion Signature Guarantee.

Your annuity payout options

Deferred annuity contracts such as those in the Accumulator® Series provide for conversion to annuity payout status at or before the contract’s “maturity date.” This is called “annuitization.” You must annuitize by your annuity maturity date, as discussed later in this section. When your contract is annuitized, your Accumulator® Series contract and all its benefits, including any enhanced death benefit and any other guaranteed benefits, will terminate and your contract will be converted to a supplemental payout annuity contract (“payout option”) that provides periodic payments, as described in this section. In general, the periodic payment amount is determined by the account value or cash value of your Accumulator® Series contract at the time of annuitization and the annuity purchase factor to which that value is applied, as described below. Alternatively, if you have a Guaranteed minimum income benefit, you may exercise your benefit in accordance with its terms, provided that your account value is greater than zero on the exercise date. We have the right to require you to provide any information we deem necessary to provide an annuity payout option. If an annuity payout is later found to be based on incorrect information, it will be adjusted on the basis of the correct information.

Your Accumulator® Series contract guarantees that upon annuitization, your annuity account value will be applied to a guaranteed annuity purchase factor for a life annuity payout option. We reserve the right, with advance notice to you, to change your annuity purchase factor any time after your fifth contract date anniversary and at not less than five year intervals after the first change. (Please see your contract and SAI for more information.) In addition, you may apply your account value or cash value, whichever is applicable, to any other annuity payout option that we may offer at the time of annuitization. We currently offer you several choices of payout annuity options. We may offer other payout options not outlined here. Your financial professional can provide details. Please see Appendix VI later in this Prospectus for variations that may apply in your state.

You can choose from among the payout annuity options listed below. Restrictions may apply, depending on the type of contract you own or the owner’s and annuitant’s ages at contract issue. Other than life annuity with period certain, we reserve the right to add, remove or change any

66

of these annuity payout options at any time. In addition, if you are exercising your Guaranteed minimum income benefit, your choice of payout options are those that are available under the Guaranteed minimum income benefit (see “Guaranteed minimum income benefit” in “Contract features and benefits” earlier in this Prospectus). If the Guaranteed withdrawal benefit for life is in effect and you choose to annuitize your contract before the maturity date, the Guaranteed withdrawal benefit for life will terminate without value even if your GWBL benefit base is greater than zero. Payments you receive under the payout annuity option you select may be less than you would have received under GWBL. See “Guaranteed withdrawal benefit for life (“GWBL”)” in “Contract features and benefits” earlier in this Prospectus for further information.

Fixed annuity payout options	• Life annuity • Life annuity with period certain • Life annuity with refund certain

•

Life annuity:  An annuity that guarantees payments for the rest of the annuitant’s life. Payments end with the last monthly payment before the annuitant’s death. Because there is no continuation of benefits following the annuitant’s death with this payout option, it provides the highest monthly payment of any of the life annuity options, so long as the annuitant is living.

•

Life annuity with period certain:  An annuity that guarantees payments for the rest of the annuitant’s life. If the annuitant dies before the end of a selected period of time (“period certain”), payments continue to the beneficiary for the balance of the period certain. The period certain cannot extend beyond the annuitant’s life expectancy. A life annuity with a period certain is the form of annuity under the contract that you will receive if you do not elect a different payout option. In this case, the period certain will be based on the annuitant’s age and will not exceed 10 years.

•

Life annuity with refund certain:  An annuity that guarantees payments for the rest of the annuitant’s life. If the annuitant dies before the amount applied to purchase the annuity option has been recovered, payments to the beneficiary will continue until that amount has been recovered. This payout option is available only as a fixed annuity.

The life annuity, life annuity with period certain, and life annuity with refund certain payout options are available on a single life or joint and survivor life basis. The joint and survivor life annuity guarantees payments for the rest of the annuitant’s life, and after the annuitant’s death, payments continue to the survivor. We may offer other payout options not outlined here. Your financial professional can provide you with details.

We guarantee fixed annuity payments will be based either on the tables of guaranteed annuity purchase factors in your contract or on our then current annuity purchase factors, whichever is more favorable for you.

The amount applied to purchase an annuity payout option

(For the purposes of this section, please note that withdrawal charges do not apply to Accumulator® SelectSM contracts.)

The amount applied to purchase an annuity payout option varies depending on the payout option that you choose and the timing of your purchase as it relates to any withdrawal charges that apply under your Accumulator® Series contract.

There is no withdrawal charge is imposed if you select a life annuity, life annuity with period certain or life annuity with refund certain. If we are offering non-life contingent forms of annuities, the withdrawal charge will be imposed.

Partial Annuitization.  Partial annuitization of nonqualified deferred annuity contracts is permitted under certain circumstances. You may choose from the life-contingent annuity payout options described here. We no longer offer a period certain option for partial annuitization. We require you to elect partial annuitization on the form we specify. Partial annuitization is not available for a guaranteed minimum income benefit under a contract. For purposes of this contract we will effect any partial annuitization as a withdrawal applied to a payout annuity. See “How withdrawals are taken from your account value” earlier in this section and also the discussion of “Partial Annuitization” in “Tax Information” for more information.

Selecting an annuity payout option

When you select a payout option, we will issue you a separate written agreement confirming your right to receive annuity payments. We require you to return your contract before annuity payments begin. The contract owner and annuitant must meet the issue age and payment requirements.

Except with respect to the Income Manager®, where payments are made on the 15th day of the month, you can choose the date annuity payments begin but it may not be earlier than thirteen months from the Accumulator®, Accumulator® EliteSM or Accumulator® SelectSM contract date or not earlier than five years (in a limited number of jurisdictions this requirement may be more or less than five years) from your Accumulator® PlusSM contract date. Please see Appendix VI later in this Prospectus for information on state variations. You can change the date your annuity payments are to begin at anytime. The date may not be later than the annuity maturity date described below.

For Accumulator® PlusSM contracts, if you start receiving annuity payments within three years of making any contribution, we will recover the credit that applies to any contribution made within the prior three years. Please see Appendix VI later in this Prospectus for information on state variations.

The amount of the annuity payments will depend on the amount applied to purchase the annuity and the applicable annuity purchase factors, discussed earlier. The amount of each annuity payment will be less with a greater frequency of payments or with a longer certain period of a life contingent annuity. Once elected, the frequency with which you receive payments cannot be changed.

67

If, at the time you elect a payout option, the amount to be applied is less than $2,000 or the initial payment under the form elected is less than $20 monthly, we reserve the right to pay the account value in a single sum rather than as payments under the payout option chosen. If you select an annuity payout option and payments have begun, no change can be made.

Annuity maturity date

Your contract has a maturity date by which you must either take a lump sum payment or select an annuity payout option. The maturity date is based on the age of the original annuitant at contract issue and cannot be changed other than in conformance with applicable law even if you name a new annuitant. For contracts with joint annuitants, the maturity age is based on the older annuitant. The maturity date is generally the contract date anniversary that follows the annuitant’s 95th birthday. We will send a notice with the contract statement one year prior to the maturity date. If you do not respond to the notice within the 30 days following the maturity date, your contract will be annuitized automatically as a life annuity. Please note that the aggregate payments you would receive from this form of annuity during the period certain may be less than the lump sum payment you would receive by surrendering your contract immediately prior to annuitization.

On the annuity maturity date, other than the Guaranteed withdrawal benefit for life and its associated minimum death benefit (as discussed below), any Guaranteed minimum death benefit and any other guaranteed benefits will terminate, and will not be carried over to your annuity payout contract.

Guaranteed withdrawal benefit for life

If the Guaranteed withdrawal benefit for life is in effect under your contract and your contract is annuitized at maturity, we will offer an annuity payout option that guarantees you will receive payments for life that are at least equal to the Guaranteed annual withdrawal amount that you would have received under the Guaranteed withdrawal benefit for life. At annuitization, you will no longer be able to take withdrawals in addition to the payments under this annuity payout option.

You may be eligible to elect an alternate annuity payout option. If you are eligible and elect this option, beginning as of the maturity date and for each subsequent year, the annuity payout will be the higher of two amounts that are calculated as of each contract date anniversary. The annuity payout will be the higher of: (1) the Guaranteed annual withdrawal amount and (2) the amount that the contract owner would have received if the annuity account value had been applied to a life annuity without a period certain, using either (a) the guaranteed annuity rates specified in your contract, or (b) the applicable current individual annuity rates as of the contract date anniversary, applying the rate that provides a greater benefit to the payee.

The resulting periodic payments are distributed while the owner (and if applicable, while any joint owner or successor owner) is living. Each Guaranteed withdrawal benefit for life Maturity date annuity payment will reduce the minimum death benefit pro rata. When the Guaranteed withdrawal benefit for life Maturity date annuity payments begin, you will not be permitted to make any additional withdrawals. You may, however, surrender the contract at any time on or after the maturity date to receive the contract’s remaining cash value.

As described in “Contract features and benefits” under “Guaranteed withdrawal benefit for life (“GWBL”),” these payments will have the potential to increase with favorable investment performance. Any remaining Guaranteed minimum death benefit value will be transferred to the annuity payout contract as your “minimum death benefit.” If an enhanced death benefit had been elected, its value as of the date the annuity payout contract is issued will become your minimum death benefit, and it will no longer increase.

The minimum death benefit will be reduced pro rata by each payment. If you die while there is any minimum death benefit remaining, it will be paid to your beneficiary.

Please see Appendix VI later in this Prospectus for variations that may apply in your state.

68

5. Charges and expenses

Charges that the Company deducts

We deduct the following charges each day from the net assets of each variable investment option. These charges are reflected in the unit values of each variable investment option:

•	A mortality and expense risks charge

•	An administrative charge

•	A distribution charge

We deduct the following charges from your account value. When we deduct these charges from your variable investment options, we reduce the number of units credited to your contract:

•	On each contract date anniversary — an annual administrative charge, if applicable.

•	At the time you make certain withdrawals or surrender your contract — a withdrawal charge (not applicable to Accumulator® SelectSM contracts).

•

On each contract date anniversary — a charge for each optional benefit in effect under your contract: a death benefit (other than the Standard death benefit); the Guaranteed minimum income benefit; the Guaranteed withdrawal benefit for life; and the Earnings enhancement benefit.

•	On any contract date anniversary on which you are participating in a PGB — a charge for a PGB.

•	At the time annuity payments are to begin — charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. An annuity administrative fee may also apply.

More information about these charges appears below. We will not increase these charges for the life of your contract, except as noted. We may reduce certain charges under group or sponsored arrangements. See “Group or sponsored arrangements” later in this section.

The charges under the contracts are designed to cover, in the aggregate, our direct and indirect costs of selling, administering and providing benefits under the contracts. They are also designed, in the aggregate, to compensate us for the risks of loss we assume pursuant to the contracts. If, as we expect, the charges that we collect from the contracts exceed our total costs in connection with the contracts, we will earn a profit. Otherwise, we will incur a loss.

The rates of certain of our charges have been set with reference to estimates of the amount of specific types of expenses or risks that we will incur. In most cases, this Prospectus identifies such expenses or risks in the name of the charge; however, the fact that any charge bears the name of, or is designed primarily to defray, a particular expense or risk does not mean that the amount we collect from that charge will never be more than the amount of such expense or risk. Nor does it mean that we may not also be compensated for such expense or risk out of any other charges we are permitted to deduct by the terms of the contracts.

To help with your retirement planning, we may offer other annuities with different charges, benefits, and features. Please contact your financial professional for more information.

Separate account annual expenses

Mortality and expense risks charge.  We deduct a daily charge from the net assets in each variable investment option to compensate us for mortality and expense risks, including the Standard death benefit. Below is the daily charge shown as an annual rate of the net assets in each variable investment option for each contract in the Accumulator® Series:

Accumulator®:	0.80%

Accumulator® PlusSM:	0.95%

Accumulator® EliteSM:	1.10%

Accumulator® SelectSM:	1.10%

The mortality risk we assume is the risk that annuitants as a group will live for a longer time than our actuarial tables predict. If that happens, we would be paying more in annuity income than we planned. We also assume a risk that the mortality assumptions reflected in our guaranteed annuity payment tables, shown in each contract, will differ from actual mortality experience. Lastly, we assume a mortality risk to the extent that at the time of death, the Guaranteed minimum death benefit exceeds the cash value of the contract. The expense risk we assume is the risk that it will cost us more to issue and administer the contracts than we expect.

For Accumulator® PlusSM contracts, a portion of this charge also compensates us for the contract credit. For a discussion of the credit, see “Credits” in “Contract features and benefits” earlier in this Prospectus. We expect to make a profit from this charge.

If you previously accepted an offer to terminate a guaranteed benefit, charges for that benefit will have ceased. However, as stated in the terms of your offer, you should be aware that you will continue to pay the same mortality and expense risks charge as contract owners that have the standard death benefit, even though you no longer have the standard death benefit.

Administrative charge.  We deduct a daily charge from the net assets in each variable investment option. The charge, together with the annual administrative charge described below, is to compensate us for administrative expenses under the contracts. Below is the daily charge shown as an annual

69

rate of the net assets in each variable investment option for each contract in the Accumulator® Series:

Accumulator®:	0.30%

Accumulator® PlusSM:	0.35%

Accumulator® EliteSM:	0.30%

Accumulator® SelectSM:	0.25%

Distribution charge.  We deduct a daily charge from the net assets in each variable investment option to compensate us for a portion of our sales expenses under the contracts. Below is the daily charge shown as an annual rate of the net assets in each variable investment option for each contract in the Accumulator® Series:

Accumulator®:	0.20%

Accumulator® PlusSM:	0.25%

Accumulator® EliteSM:	0.25%

Accumulator® SelectSM:	0.35%

Account value charges

Annual administrative charge.  We deduct an administrative charge from your account value on each contract date anniversary. We deduct the charge if your account value on the last business day of the contract year is less than $50,000. If your account value on such date is $50,000 or more, we do not deduct the charge. During the first two contract years, the charge is equal to $30 or, if less, 2% of your account value. The charge is $30 for contract years three and later.

We will deduct this charge from your value in the variable investment options and the guaranteed interest option (see Appendix VI later in this Prospectus to see if deducting this charge from the guaranteed interest option is permitted in your state) on a pro rata basis. If those amounts are insufficient, we will deduct all or a portion of the charge from the account for special dollar cost averaging (for Accumulator® and Accumulator® EliteSM contracts) or the account for special money market dollar cost averaging (for Accumulator® PlusSM and Accumulator® SelectSM contracts).

If the contract is surrendered or annuitized or a death benefit is paid on a date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year.

Please note that if you elected the Guaranteed minimum income benefit, you can only exercise the benefit during the 30 day period following your contract date anniversary. Therefore, if your account value is not sufficient to pay these charges and any other fees on your next contract date anniversary, your contract will be terminated without value and you will not have an opportunity to exercise your Guaranteed minimum income benefit unless the no lapse guarantee provision under your contract is still in effect. See “Effect of your account value falling to zero” in “Determining your contract’s value” earlier in this Prospectus.

Special services charges

We deduct a charge for providing the special services described below. These charges compensate us for the expense of processing each special service. For certain services, we will deduct from your account value any withdrawal charge that applies and the charge for the special service. Please note that we may discontinue some or all of these services without notice.

Wire transfer charge.  We charge $90 for outgoing wire transfers. Unless you specify otherwise, this charge will be deducted from the amount you request.

Express mail charge.  We charge $35 for sending you a check by express mail delivery. This charge will be deducted from the amount you request.

Duplicate contract charge.  We charge $35 for providing a copy of your contract. The charge for this service can be paid (i) using a credit card acceptable to us, (ii) by sending a check to our processing office, or (iii) by any other means we make available to you.

Withdrawal charge

(For Accumulator®, Accumulator® PlusSM and Accumulator® EliteSM contracts only )

A withdrawal charge applies in two circumstances: (1) if you make one or more withdrawals during a contract year that, in total, exceed the 10% free withdrawal amount, described below, or (2) if you surrender your contract to receive its cash value. The withdrawal charge applicable under your Accumulator® contract is imposed if you select a non-life contingent period certain payout annuity. If the period certain is more than 5 years, then the withdrawal charge deducted will not exceed 5% of the account value. For more information about the withdrawal charge if you select an annuity payout option, see “Your annuity payout options — The amount applied to purchase an annuity payout option” in “Accessing your money” earlier in the Prospectus. For Accumulator® PlusSM contracts, a portion of this charge also compensates us for the contract credit. For a discussion of the credit, see “Credits” in “Contract features and benefits” earlier in this Prospectus. We expect to make a profit from this charge.

The withdrawal charge equals a percentage of the contributions withdrawn even if the account value is less than total net contributions. For Accumulator® PlusSM contracts, we do not consider credits to be contributions. Therefore, there is no withdrawal charge associated with a credit.

The percentage of the withdrawal charge that applies to each contribution depends on how long each contribution has been invested in the contract. We determine the withdrawal charge separately for each contribution according to the following table:

Withdrawal charge as a % of contribution Contract Year
	1	2	3	4	5		6	7	8		9	10+

Accumulator®	7%	7%	6%	6%	5%		3%	1%	0%	(1)	—	—

Accumulator® PlusSM	8%	8%	7%	7%	6%		5%	4%	3%		2%	0%	(2)

Accumulator® EliteSM	8%	7%	6%	5%	0%	(3)	—	—	—		—	—
(1)	Charge does not apply in the 8th and subsequent contract years following contribution.

70

(2)	Charge does not apply in the 10th and subsequent contract years following contribution.
(3)	Charge does not apply in the 5th and subsequent contract years following contribution.

For purposes of calculating the withdrawal charge, we treat the contract year in which we receive a contribution as “contract year 1,” and the withdrawal charge is reduced or expires on each applicable contract date anniversary. Amounts withdrawn that are not subject to the withdrawal charge are not considered withdrawals of any contribution. We also treat contributions that have been invested the longest as being withdrawn first. We treat contributions as withdrawn before earnings for purposes of calculating the withdrawal charge. However, federal income tax rules treat earnings under your contract as withdrawn first. See “Tax information” later in this Prospectus.

Please see Appendix VI later in this Prospectus for possible withdrawal charge schedule variations in your state.

In order to give you the exact dollar amount of the withdrawal you request, we deduct the amount of the withdrawal and the withdrawal charge from your account value. Any amount deducted to pay withdrawal charges is also subject to that same withdrawal charge percentage. We deduct the charge in proportion to the amount of the withdrawal subtracted from each investment option. The withdrawal charge helps cover our sales expenses.

For purposes of calculating reductions in your guaranteed benefits and associated benefit bases, the withdrawal amount includes both the withdrawal amount paid to you and the amount of the withdrawal charge deducted from your account value. For more information, see “Guaranteed minimum death benefit and Guaranteed minimum income benefit base” and “How withdrawals affect your Guaranteed minimum income benefit and Guaranteed minimum death benefit” earlier in this Prospectus.

We may offer a version of the contract that does not include a withdrawal charge.

The withdrawal charge does not apply in the circumstances described below.

10% free withdrawal amount.  Each contract year you can withdraw up to 10% of your account value without paying a withdrawal charge. The 10% free withdrawal amount is determined using your account value at the beginning of each contract year. In the first contract year, the 10% free withdrawal amount is determined using all contributions received in the first 90 days of the contract year. Additional contributions during the contract year do not increase your 10% free withdrawal amount. The 10% free withdrawal amount does not apply if you surrender your contract except where required by law.

For Accumulator® and Accumulator® EliteSM NQ contracts issued to a charitable remainder trust, the free withdrawal amount will equal the greater of: (1) the current account value less contributions that have not been withdrawn (earnings in the contract) and (2) the 10% free withdrawal amount defined above.

Certain withdrawals.  If you elected the Guaranteed minimum income benefit with or without the Greater of 4% Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit, the withdrawal charge will be waived for any withdrawal that, together with any prior withdrawals made during the contract year, does not exceed 4% of the beginning of contract year 4% Roll-Up to age 85 benefit base, even if such withdrawals exceed the free withdrawal amount. Also, a withdrawal charge does not apply to a withdrawal that exceeds 4% of the beginning of contract year 4% Roll-Up to age 85 benefit base as long as it does not exceed the free withdrawal amount. In the first contract year, the relevant benefit base is determined using all contributions received in the first 90 days of the contract year, for contracts in which the benefit is elected at issue. If your withdrawal exceeds the amount described above, this waiver is not applicable to that withdrawal or to any subsequent withdrawals for the life of the contract.

If the Guaranteed withdrawal benefit for life is in effect, we will waive any withdrawal charge for any withdrawals during the contract year up to the Guaranteed annual withdrawal amount, even if such withdrawals exceed the free withdrawal amount. However, each withdrawal reduces the free withdrawal amount for that contract year by the amount of the withdrawal. Also, a withdrawal charge does not apply to a withdrawal that exceeds the Guaranteed annual withdrawal amount as long as it does not exceed the free withdrawal amount. Withdrawal charges, if applicable, are applied to the amount of the withdrawal that exceeds both the free withdrawal amount and the Guaranteed annual withdrawal amount.

Disability, terminal illness, or confinement to nursing home.  The withdrawal charge also does not apply if:

(i)	An owner (or older joint owner, if applicable) has qualified to receive Social Security disability benefits as certified by the Social Security Administration; or

(ii)	We receive proof satisfactory to us (including certification by a licensed physician) that an owner’s (or older joint owner’s, if applicable) life expectancy is six months or less; or

(iii)

An owner (or older joint owner, if applicable) has been confined to a nursing home for more than 90 days (or such other period, as required in your state) as verified by a licensed physician. A nursing home for this purpose means one that is (a) approved by Medicare as a provider of skilled nursing care service, or (b) licensed as a skilled nursing home by the state or territory in which it is located (it must be within the United States, Puerto Rico, or U.S. Virgin Islands) and meets all of the following:

—	its main function is to provide skilled, intermediate, or custodial nursing care;

—	it provides continuous room and board to three or more persons;

—	it is supervised by a registered nurse or licensed practical nurse;

71

—	it keeps daily medical records of each patient;

—	it controls and records all medications dispensed; and

—	its primary service is other than to provide housing for residents.

We reserve the right to impose a withdrawal charge, in accordance with your contract and applicable state law, if the conditions described in (i), (ii) or (iii) above existed at the time a contribution was remitted or if the condition began within 12 months of the period following remittance. Some states may not permit us to waive the withdrawal charge in the above circumstances, or may limit the circumstances for which the withdrawal charge may be waived. Your financial professional can provide more information or you may contact our processing office.

Guaranteed minimum death benefit charge

Annual Ratchet to age 85.  If you elect the Annual Ratchet to age 85 enhanced death benefit, we deduct a charge annually from your account value on each contract date anniversary for which it is in effect. The charge is equal to 0.25% of the Annual Ratchet to age 85 benefit base. Although the Annual Ratchet to age 85 death benefit will no longer increase after age 85, we will continue to deduct this charge as long as your enhanced death benefit is in effect.

Greater of 4% Roll-Up to age 85 or Annual Ratchet to age 85.  We deduct a charge annually from your account value on each contract date anniversary for which it is in effect. The charge is equal to 1.00% of the greater of the 4% Roll-Up to age 85 or the Annual Ratchet to age 85 benefit base. This charge may be lower for certain contract owners. Please see Appendix VII later in this Prospectus for more information. Although this enhanced death benefit will no longer increase after age 85, we will continue to deduct this charge as long as your enhanced death benefit is in effect.

If you opt to reset your Roll-Up benefit base on any contract date anniversary, we will increase the charge for this benefit to 1.15%. You will be notified of the increased charge at the time we notify you of your eligibility to reset. The fee increase effective date will be the date on which the new charge becomes effective on your contract and is the first day of the contract year following the date on which the reset occurs. The increased charge is first assessed on the contract date anniversary that follows the fee increase effective date and on all contract date anniversaries thereafter unless a prorated charge becomes applicable earlier in the contract year. The fee increase will not apply to your contract if you have not reset since April 1, 2013 and you opt out of the reset option prior to your contract date anniversary.

How we deduct these charges.  We will deduct these charges from your value in the variable investment options and the guaranteed interest option on a pro rata basis (see Appendix VI later in this Prospectus to see if deducting these charges from the guaranteed interest option is permitted in your state). If those amounts are insufficient, we will deduct all or a portion of these charges from the account for special dollar cost averaging (for Accumulator® and Accumulator® EliteSM contracts) or the account for special money market dollar cost averaging (for Accumulator® PlusSM and Accumulator® SelectSM contracts). If the contract is surrendered or annuitized, or a death benefit is paid on a date other than a contract date anniversary, we will deduct a pro rata portion of these charges for that year.

Please note that you can only exercise the Guaranteed minimum income benefit during the 30 day period following your contract date anniversary. Therefore, if your account value is not sufficient to pay this charge and any other fees on your next contract date anniversary, your contract will be terminated without value and you will not have an opportunity to exercise your Guaranteed minimum income benefit unless the no lapse guarantee provision under your contract is still in effect. See “Effect of your account value falling to zero” in “Determining your contract’s value” earlier in this Prospectus.

Death benefit under converted GWBL.  If your Guaranteed minimum income benefit converts to the Guaranteed withdrawal benefit for life at age 85, we will continue to deduct the charge for the Guaranteed minimum death benefit that is in effect prior to the conversion, including any increased fees resulting from a reset.

If the contract is surrendered or annuitized or a death benefit is paid on a date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year.

Standard death benefit.  There is no additional charge for this death benefit.

Principal guarantee benefits charge

If you purchase a PGB, we deduct a charge annually from your account value on each contract date anniversary on which you are participating in a PGB. The charge is equal to 0.50% of the account value for the 100% Principal guarantee benefit and 0.75% of the account value for the 125% Principal guarantee benefit. We will continue to deduct the charge until your benefit maturity date. We will deduct this charge from your value in the EQ Allocation Portfolios, the EQ/AB Short Duration Government Bond Portfolio and the EQ/Equity 500 Index Portfolio, the EQ/Franklin Templeton Allocation Managed Volatility Portfolio (under certain contracts) and the guaranteed interest option (see Appendix VI later in this Prospectus to see if deducting this charge from the guaranteed interest option is permitted in your state and the front cover of this Prospectus for more information as to which Portfolios are available under your contract) on a pro rata basis. If such amounts are insufficient, we will deduct all or a portion of this charge from the account for special dollar cost averaging (for Accumulator® and Accumulator® EliteSM contracts) or the account for special money market dollar cost averaging (for Accumulator® PlusSM and Accumulator® SelectSM contracts).

If the contract is surrendered or annuitized or a death benefit is paid on a date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year.

72

Guaranteed minimum income benefit charge

If you elect the Guaranteed minimum income benefit, we deduct a charge annually from your account value on each contract date anniversary until such time as you exercise the Guaranteed minimum income benefit, drop the Guaranteed minimum income benefit, elect another annuity payout option, or the contract date anniversary after the owner (or older joint owner, if applicable) reaches age 85, whichever occurs first. The charge is equal to 1.00% of the benefit base. This charge may be lower for certain contract owners. Please see Appendix VII later in this Prospectus for more information.

If you opt to reset your Roll-Up benefit base on any contract date anniversary, we will increase the charge for this benefit to 1.30%. You will be notified of the increased charge at the time we notify you of your eligibility to reset. The fee increase effective date will be the date on which the new charge becomes effective on your contract and is the first day of the contract year following the date on which the reset occurs. The increased charge is first assessed on the contract date anniversary that follows the fee increase effective date and on all contract date anniversaries thereafter unless a prorated charge becomes applicable earlier in the contract year. The fee increase will not apply to your contract if you have not reset since April 1, 2013 and you opt out of the reset option prior to your contract date anniversary.

We will deduct this charge from your value in the variable investment options and the guaranteed interest option on a pro rata basis (see Appendix VI later in this Prospectus to see if deducting this charge from the guaranteed interest option is permitted in your state). If those amounts are insufficient, we will deduct all or a portion of this charge from the account for special dollar cost averaging (for Accumulator® and Accumulator® EliteSM contracts) or the account for special money market dollar cost averaging (for Accumulator® PlusSM and Accumulator® SelectSM contracts).

If the contract is surrendered or annuitized, or a death benefit is paid or the Guaranteed minimum income benefit is dropped on a date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year.

Please note that you can only exercise the Guaranteed minimum income benefit during the 30 day period following your contract date anniversary. Therefore, if your account value is not sufficient to pay this charge and any other fees on your next contract date anniversary, your contract will be terminated without value and you will not have an opportunity to exercise your Guaranteed minimum income benefit unless the no lapse guarantee provision under your contract is still in effect. See “Effect of your account value falling to zero” in “Determining your contract’s value.”

Earnings enhancement benefit charge

If you elect the Earnings enhancement benefit, we deduct a charge annually from your account value on each contract date anniversary for which it is in effect. The charge is equal to 0.35% of the account value on each contract date anniversary. We will deduct this charge from your value in the variable investment options and the guaranteed interest option on a pro rata basis. If those amounts are insufficient, we will deduct all or a portion of this charge from the account for special dollar cost averaging (for Accumulator® and Accumulator® EliteSM contracts) or the account for special money market dollar cost averaging (for Accumulator® PlusSM and Accumulator® SelectSM contracts).

If the contract is surrendered or annuitized or a death benefit is paid on a date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year. Although the value of your Earnings enhancement benefit will no longer increase after age 80, we will continue to deduct the charge for this benefit as long as it remains in effect.

Please note that you can only exercise the Guaranteed minimum income benefit during the 30 day period following your contract date anniversary. Therefore, if your account value is not sufficient to pay this charge and any other fees on your next contract date anniversary, your contract will be terminated without value and you will not have an opportunity to exercise your Guaranteed minimum income benefit unless the no lapse guarantee provision under your contract is still in effect. See “Effect of your account value falling to zero” in “Determining your contract’s value” earlier in this Prospectus.

Guaranteed withdrawal benefit for life benefit charge

If your Guaranteed minimum income benefit converts to the Guaranteed withdrawal benefit for life at age 85, we deduct a charge for the Guaranteed withdrawal benefit for life that is equal to a percentage of your GWBL benefit base. This initial percentage is equal to the percentage of your Guaranteed minimum income benefit base that we were deducting as the Guaranteed minimum income benefit charge on the Conversion effective date. The dollar amount of the charge, however, may be different, depending upon whether your initial GWBL benefit base is calculated using your account value or Guaranteed minimum income benefit base. See “Guaranteed withdrawal benefit for life (“GWBL”)” earlier in this Prospectus. We deduct this charge annually from your account value on each contract date anniversary. This charge is the same for the Single life and Joint life options. If the charge for the Guaranteed withdrawal benefit for life is less than 1.30%, an Annual Ratchet will result in the charge being increased to the maximum charge for the Guaranteed minimum income benefit (i.e., 1.30%). We will permit you to opt out of the ratchet if the charge increases. See “Guaranteed minimum income benefit charge” earlier in this section.

Net loan interest charge

We charge interest on loans under Rollover TSA contracts but also credit you interest on your loan reserve account. Our net loan interest charge is determined by the excess between the interest rate we charge over the interest rate we credit. In no event will the net loan interest charge exceed 2.00%. See “Loans under Rollover TSA contracts”

73

earlier in this Prospectus for more information on how the loan interest is calculated and for restrictions that may apply.

Charges for state premium and other applicable taxes

We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. Generally, we deduct the charge from the amount applied to provide an annuity pay-out option. The current tax charge that might be imposed varies by jurisdiction and ranges from 0% to 3.5%.

Charges that the Trusts deduct

The Trusts deduct charges for the following types of fees and expenses:

•	Management fees.

•	12b-1 fees.

•	Operating expenses, such as trustees’ fees, independent public accounting firms’ fees, legal counsel fees, administrative service fees, custodian fees and liability insurance.

•	Investment-related expenses, such as brokerage commissions.

These charges are reflected in the daily share price of each Portfolio. Since shares of each Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options and are reflected in their unit values. Certain Portfolios available under the contract in turn invest in shares of other Portfolios of EQ Premier VIP Trust and EQ Advisors Trust and/or shares of unaffiliated portfolios (collectively, the “underlying portfolios”). The underlying portfolios each have their own fees and expenses, including management fees, operating expenses, and investment related expenses such as brokerage commissions. For more information about these charges, please refer to the prospectuses for the Trusts.

Group or sponsored arrangements

For certain group or sponsored arrangements, we may reduce the withdrawal charge (if applicable under your Accumulator® Series contract) or the mortality and expense risks charge, or change the minimum initial contribution requirements. We also may change the Guaranteed minimum income benefit or the Guaranteed minimum death benefit, or offer variable investment options that invest in shares of the Trusts that are not subject to the 12b-1 fee. If permitted under the terms of our exemptive order regarding the Accumulator® PlusSM bonus feature, we may also change the crediting percentage that applies to contributions. Group arrangements include those in which a trustee or an employer, for example, purchases contracts covering a group of individuals on a group basis. Group arrangements are not available for IRA contracts. Sponsored arrangements include those in which an employer allows us to sell contracts to its employees or retirees on an individual basis.

Our costs for sales, administration and mortality generally vary with the size and stability of the group or sponsoring organization, among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, such as requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy contracts or that have been in existence less than six months will not qualify for reduced charges.

We will make these and any similar reductions according to our rules in effect when we approve a contract for issue. We may change these rules from time to time. Any variation will reflect differences in costs or services and will not be unfairly discriminatory.

Group or sponsored arrangements may be governed by federal income tax rules, the Employee Retirement Income Security Act of 1974 (“ERISA”) or both. We make no representations with regard to the impact of these and other applicable laws on such programs. We recommend that employers, trustees, and others purchasing or making contracts available for purchase under such programs seek the advice of their own legal and benefits advisers.

Other distribution arrangements

We may reduce or eliminate charges when sales are made in a manner that results in savings of sales and administrative expenses, such as sales through persons who are compensated by clients for recommending investments and who receive no commission or reduced commissions in connection with the sale of the contracts. We will not permit a reduction or elimination of charges where it would be unfairly discriminatory.

74

6. Payment of death benefit

Your beneficiary and payment of benefit

You designate your beneficiary when you apply for your contract. You may change your beneficiary at any time during your lifetime and while the contract is in force. The change will be effective as of the date the written request is executed, whether or not you are living on the date the change is received in our processing office. We are not responsible for any beneficiary change request that we do not receive. We will send you a written confirmation when we receive your request.

Under jointly owned contracts, the surviving owner is considered the beneficiary, and will take the place of any other beneficiary. Under a contract with a non-natural owner that has joint annuitants, the surviving annuitant is considered the beneficiary, and will take the place of any other beneficiary. You may be limited as to the beneficiary you can designate in a Rollover TSA contract. In a QP contract, the beneficiary must be the plan trust. Where an NQ contract is owned for the benefit of a minor pursuant to the Uniform Gift to Minors Act or the Uniform Transfers to Minors Act, the beneficiary must be the estate of the minor. Where an IRA contract is owned in a custodial individual retirement account, the custodian must be the beneficiary.

The death benefit is equal to your account value or, if greater, the applicable Guaranteed minimum death benefit. In either case, the death benefit is increased by any amount applicable under the Earnings enhancement benefit. We determine the amount of the death benefit (other than the applicable Guaranteed minimum death benefit) and any amount applicable under the Earnings enhancement benefit, as of the date we receive satisfactory proof of the owner’s (or older joint owner’s, if applicable) death, any required instructions for the method of payment, forms necessary to effect payment and any other information we may require. However, this is not the case if the sole primary beneficiary of your contract is your spouse and he or she decides to roll over the death benefit to another contract issued by us. See “Effect of the owner’s death” below. For Accumulator® PlusSM contracts, the account value used to determine the death benefit and the Earnings enhancement benefit will first be reduced by the amount of any credits applied in the one-year period prior to the owner’s (or older joint owner’s, if applicable) death. The amount of the applicable Guaranteed minimum death benefit will be such Guaranteed minimum death benefit as of the date of the owner’s (or older joint owner’s, if applicable) death adjusted for any subsequent withdrawals. For Rollover TSA contracts with outstanding loans, we will reduce the amount of the death benefit by the amount of the outstanding loan, including any accrued but unpaid interest on the date that the death benefit payment is made. Payment of the death benefit terminates the contract.

When we use the terms owner and joint owner, we intend these to be references to annuitant and joint annuitant, respectively, if the contract has a non-natural owner. If the contract is jointly owned or is issued to a non-natural owner and the GWBL is not in effect, the death benefit is payable upon the death of the older joint owner or older joint annuitant, as applicable. Under contracts with GWBL, the terms Owner and Successor Owner are intended to be references to Annuitant and Joint Annuitant, respectively, if the contract has a non-natural owner.

Subject to applicable laws and regulations, you may impose restrictions on the timing and manner of the payment of the death benefit to your beneficiary. For example, your beneficiary designation may specify the form of death benefit payout (such as a life annuity), provided the payout you elect is one that we offer both at the time of designation and when the death benefit is payable. In general, the beneficiary will have no right to change the election.

You should be aware that (i) in accordance with current federal income tax rules, we apply a predetermined death benefit annuity payout election only if payment of the death benefit amount begins within one year following the date of death, which payment may not occur if the beneficiary has failed to provide all required information before the end of that period, (ii) we will not apply the predetermined death benefit payout election if doing so would violate any federal income tax rules or any other applicable law, and (iii) a beneficiary or a successor owner who continues the contract under one of the continuation options described below will have the right to change your annuity payout election.

In general, if the annuitant dies, the owner (or older joint owner, if applicable) will become the annuitant, and the death benefit is not payable. If the contract had joint annuitants, it will become a single annuitant contract.

Effect of the owner’s death

In general, if the owner dies while the contract is in force, the contract terminates and the applicable death benefit is paid. If the contract is jointly owned, the death benefit is payable upon the death of the older owner. For Joint Life contracts with GWBL, the death benefit is paid to the beneficiary at the death of the second to die of the owner and successor owner. No death benefit will be payable upon or after the contract’s Annuity maturity date, which will never be later than the contract date anniversary following your 95th birthday.

There are various circumstances, however, in which the contract can be continued by a successor owner or under a Beneficiary continuation option (“BCO”). For contracts with spouses who are joint owners, the surviving spouse will automatically be able to continue the contract under the

75

“Spousal continuation” feature or under our Beneficiary continuation option, as discussed below. For contracts with non-spousal joint owners, the joint owner will be able to continue the contract as a successor owner subject to the limitations discussed below under “Non-spousal joint owner contract continuation.”

If you are the sole owner, your surviving spouse may have the option to:

•	take the death benefit proceeds in a lump sum;

•	continue the contract as a successor owner under “Spousal continuation” (if your spouse is the sole primary beneficiary) or under our Beneficiary continuation option, as discussed below; or

•	roll the death benefit proceeds over into another contract.

If your surviving spouse rolls over the death benefit proceeds into a contract issued by us, the amount of the death benefit will be calculated as of the date we receive all requirements necessary to issue your spouse’s new contract. Any death proceeds will remain invested in this contract until your spouse’s new contract is issued. The amount of the death benefit will be calculated to equal the greater of the account value (as of the date your spouse’s new contract is issued) and the applicable guaranteed minimum death benefit (as of the date of your death). This means that the death benefit proceeds could vary up or down, based on investment performance, until your spouse’s new contract is issued.

If the surviving joint owner is not the surviving spouse, or, for single owner contracts, if the beneficiary is not the surviving spouse, federal income tax rules generally require payments of amounts under the contract to be made within five years of an owner’s death (the “5-year rule”). In certain cases, an individual beneficiary or non-spousal surviving joint owner may opt to receive payments over his/her life (or over a period not in excess of his/her life expectancy) if payments commence within one year of the owner’s death. Any such election must be made in accordance with our rules at the time of death. If the beneficiary of a contract with one owner or a younger non-spousal joint owner continues the contract under the 5-year rule, in general, all guaranteed benefits and their charges will end. If a PGB election is in effect upon your death with a benefit maturity date of less than five years from the date of death, it will remain in effect. For more information on non-spousal joint owner contract continuation, see the section immediately below.

Non-spousal joint owner contract continuation

Upon the death of either owner, the surviving joint owner becomes the sole owner.

Any death benefit (if the older owner dies first) or cash value (if the younger owner dies first) must be fully paid to the surviving joint owner within five years. The surviving owner may instead elect to receive a life annuity, provided payments begin within one year of the deceased owner’s death. If the life annuity is elected, the contract and all benefits terminate.

If the older owner dies first, we will increase the account value to equal the Guaranteed minimum death benefit, if higher, and by the value of the Earnings enhancement benefit. The surviving owner can elect to (1) take a lump sum payment; (2) annuitize within one year; (3) continue the contract for up to five years; or (4) continue the contract under the Beneficiary continuation option. For Accumulator® PlusSM contracts, if any contributions are made during the one-year period prior to the owner’s death, the account value will first be reduced by any credits applied to any such contributions.

If the contract continues, the Guaranteed minimum death benefit and charge and the Guaranteed minimum income benefit and charge will then be discontinued. Withdrawal charges, if applicable under your Accumulator® Series contract, will no longer apply, and no additional contributions will be permitted.

If the younger owner dies first, the surviving owner can elect to (1) take a lump sum payment; (2) annuitize within one year; (3) continue the contract for up to five years; or (4) continue the contract under the Beneficiary continuation option. If the contract continues, the death benefit is not payable, and the Guaranteed minimum death benefit and the Earnings enhancement benefit, if applicable, will continue without change. If the Guaranteed minimum income benefit cannot be exercised within the period required by federal tax laws, the benefit and charge will terminate as of the date we receive proof of death. Withdrawal charges, if applicable under your Accumulator® Series contract, will continue to apply and no additional contributions will be permitted. If the Guaranteed minimum income benefit converts to the Guaranteed withdrawal benefit for life at age 85, the provisions described in this paragraph will apply at the death of the younger owner, even though the Guaranteed withdrawal benefit for life is calculated using the age of the surviving older owner.

Upon the death of either owner, if the surviving owner elects the 5-year rule and a PGB was in effect upon the owner’s death with a maturity date of more than five years from the date of death, we will terminate the benefit and the charge.

Spousal continuation

If you are the contract owner and your spouse is the sole primary beneficiary or you jointly own the contract with your younger spouse, or if the contract owner is a non-natural person and you and your younger spouse are joint annuitants, your spouse may elect to continue the contract as successor owner upon your death. Spousal beneficiaries (who are not also joint owners) must be 85 or younger as of the date of the deceased spouse’s death in order to continue the contract under Spousal continuation. The determination of spousal status is made under applicable state law. However, in the event of a conflict between federal and state law, we follow federal rules.

Upon your death, the younger spouse joint owner (for NQ contracts only) or the spouse beneficiary (under a Single owner contract) may elect to receive the death benefit,

76

continue the contract under our Beneficiary continuation option (as discussed below in this section) or continue the contract, as follows:

•

As of the date we receive satisfactory proof of your death, any required instructions, information and forms necessary, we will increase the account value to equal the elected Guaranteed minimum death benefit as of the date of your death if such death benefit is greater than such account value, plus any amount applicable under the Earnings enhancement benefit, and adjusted for any subsequent withdrawals. For Accumulator® PlusSM contracts, if any contributions are made during the one-year period prior to the owner’s death, the account value will first be reduced by any credits applied to any such contributions. The increase in the account value will be allocated to the investment options according to the allocation percentages we have on file for your contract.

•

In general, withdrawal charges will no longer apply to contributions made before your death. Withdrawal charges will apply if additional contributions are made. Please note that withdrawal charges do not apply to Accumulator® SelectSM contracts.

•

The applicable Guaranteed minimum death benefit, including the Guaranteed minimum death benefit under contracts in which the Guaranteed minimum income benefit has converted to the Guaranteed withdrawal benefit for life option, may continue as follows:

—

If you elected either the Annual Ratchet to age 85 enhanced death benefit (either without the Guaranteed minimum income benefit or combined with the Guaranteed minimum income benefit) or the Greater of 4% Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit (combined with the Guaranteed minimum income benefit) and your spouse is age 75 or younger on the date of your death, and you were age 84 or younger at death, the enhanced death benefit continues and will continue to grow according to its terms until the contract date anniversary following the date the surviving spouse reaches age 85. The charge for the applicable Guaranteed minimum death benefit will continue to apply, even after the Guaranteed minimum death benefit no longer rolls up or is no longer eligible for resets. If you were age 85 or older at death, we will reinstate the Guaranteed minimum death benefit you elected. The benefit base (which had previously been frozen at age 85) will now continue to grow according to its terms until the contract date anniversary following the date the surviving spouse reaches age 85. The charge for the applicable Guaranteed minimum death benefit will continue to apply, even after the Guaranteed minimum death benefit no longer rolls up or is no longer eligible for resets.

—

If the Guaranteed minimum death benefit continues, the Roll-Up benefit base reset, if applicable, will be based on the surviving spouse’s age at the time of your death. The next available reset will be based on the contract issue date or last reset, as applicable. This does not apply to contracts in which the Guaranteed minimum income benefit has converted to the Guaranteed withdrawal benefit for life.

—

If you elected either the Annual Ratchet to age 85 enhanced death benefit (either without the Guaranteed minimum income benefit or combined with the Guaranteed minimum income benefit) or the Greater of 4% Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit (combined with the Guaranteed minimum income benefit) and your surviving spouse is age 76 or older on the date of your death, the Guaranteed minimum death benefit will be frozen, which means:

∎

On the date your spouse elects to continue the contract, the value of the Guaranteed minimum death benefit will be set to equal the amount of the Guaranteed minimum death benefit base on the date of your death. If your account value is higher than the Guaranteed minimum death benefit base on the date of your death, the Guaranteed minimum death benefit base will not be increased to equal your account value.

∎	The Guaranteed minimum death benefit will no longer be eligible to increase, and will be subject to pro rata reduction for any subsequent withdrawals.

∎	The charge for the Guaranteed minimum death benefit will be discontinued.

∎	Upon the death of your spouse, the beneficiary will receive, as of the date of death, the greater of the account value and the value of the Guaranteed minimum death benefit.

—

In all cases, whether the Guaranteed minimum death benefit continues or is discontinued, if your account value is lower than the Guaranteed minimum death benefit base on the date of your death, your account value will be increased to equal the Guaranteed minimum death benefit base.

•

The Earnings enhancement benefit will be based on the surviving spouse’s age at the date of the deceased spouse’s death for the remainder of the life of the contract. If the benefit had been previously frozen because the older spouse had attained age 80, it will be reinstated if the surviving spouse is age 75 or younger. The benefit is then frozen on the contract date anniversary after the surviving spouse reaches age 80. If the surviving spouse is age 76 or older, the benefit and charge will be discontinued.

77

•	If elected, PGB continues and is based on the same benefit maturity date and guaranteed amount.

•

The Guaranteed minimum income benefit may continue if the benefit had not already terminated and the benefit will be based on the surviving spouse’s age at the date of the deceased spouse’s death. See “Guaranteed minimum income benefit” in “Contract features and benefits” earlier in this Prospectus. If the GMIB continues, the charge for the GMIB will continue to apply.

•

If you convert the Guaranteed minimum income benefit to the Guaranteed withdrawal benefit for life on a Joint life basis, the benefit and charge will remain in effect and no death benefit is payable until the death of the surviving spouse. Withdrawal charges, if applicable under your Accumulator® Series contract, will continue to apply to all contributions made prior to the deceased spouse’s death. No additional contributions will be permitted. If the Guaranteed minimum income benefit converts to the Guaranteed withdrawal benefit for life on a Single life basis, the benefit and charge will terminate.

•

If the older owner of a Joint life contract under which the Guaranteed minimum income benefit converted to the Guaranteed withdrawal benefit for life at age 85 dies, and the younger spouse is age 75 or younger at the time of the older spouse’s death, the elected enhanced death benefit will continue to roll up and ratchet in accordance with its terms until the contract date anniversary following the surviving spouse’s age 85. If the surviving spouse is age 75 or older at the time of the older spouse’s death, the benefit will continue in force, but there will be no increase. Regardless of the age of the younger spouse, there will be no Roll-up benefit base reset.

•	If the deceased spouse was the annuitant, the surviving spouse becomes the annuitant. If the deceased spouse was a joint annuitant, the contract will become a single annuitant contract.

Where an NQ contract is owned by a Living Trust, as defined in the contract, and at the time of the annuitant’s death the annuitant’s spouse is the sole beneficiary of the Living Trust, the Trustee, as owner of the contract, may request that the spouse be substituted as annuitant as of the date of the annuitant’s death. No further change of annuitant will be permitted.

Where an IRA contract is owned in a custodial individual retirement account, and your spouse is the sole beneficiary of the account, the custodian may request that the spouse be substituted as annuitant after your death.

For jointly owned NQ contracts, if the younger spouse dies first no death benefit is paid, and the contract continues as follows:

•	The Guaranteed minimum death benefit, the Earnings enhancement benefit and the Guaranteed minimum income benefit continue to be based on the older spouse’s age for the life of the contract.
•	If the deceased spouse was the annuitant, the surviving spouse becomes the annuitant. If the deceased spouse was a joint annuitant, the contract will become a single annuitant contract.

•	If a PGB had been elected, the benefit continues and is based on the same benefit maturity date and guaranteed amount.

•

If the Guaranteed minimum income benefit has converted to the Guaranteed withdrawal benefit for life, the benefit and charge will remain in effect and no death benefit is payable until the death of the surviving spouse.

•	The withdrawal charge schedule remains in effect. Please note that withdrawal charges do not apply to Accumulator® SelectSM contracts.

If you divorce, Spousal continuation does not apply.

Beneficiary continuation option

This feature permits a designated individual, on the contract owner’s death, to maintain a contract with the deceased contract owner’s name on it and receive distributions under the contract, instead of receiving the death benefit in a single sum. We make this option available to beneficiaries under traditional IRA, Roth IRA and NQ contracts, subject to state availability. Depending on the beneficiary, this option may be restricted or may no longer be available for deaths after December 31, 2019, due to legislation enacted at the end of 2019. Please speak with your financial professional or see Appendix VI later in this Prospectus for further information.

Where an IRA contract is owned in a custodial individual retirement account, the custodian may reinvest the death benefit in an individual retirement annuity contract, using the account beneficiary as the annuitant. Please speak with your financial professional for further information. For Joint life contracts with GWBL, the beneficiary continuation option is only available after the death of the second owner.

The following describes the “Beneficiary continuation option for traditional IRA and Roth IRA contracts only” as in effect prior to legislation enacted at the end of 2019. Legislation enacted at the end of 2019 has changed key aspects of post-death distributions from tax qualified and tax favored contracts such as IRAs. After regulatory guidance is issued on this legislation, we anticipate making changes beginning in 2020 to our contracts to reflect these legislative changes. We may be required in certain cases to pay benefits faster under existing contracts.

Beneficiary continuation option for traditional IRA and Roth IRA contracts only.  The beneficiary continuation option must be elected by September 30th of the year following the calendar year of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option. If the election is made, then, as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the beneficiary continuation option

78

feature, we will increase the account value to equal the applicable death benefit if such death benefit is greater than such account value, plus any amount applicable under the Earnings enhancement benefit feature, adjusted for any subsequent withdrawals. For Accumulator® PlusSM contracts, the account value will first be reduced by any credits applied in the one-year period prior to the owner’s death.

After legislation enacted at the end of 2019, for deaths after December 31, 2019, only specified individuals who are “eligible designated beneficiaries” or “EDBs” may stretch post-death payments over the beneficiary’s life expectancy. See “required minimum distributions after your death” later in this prospectus under “Tax Information.” Individual beneficiaries who do not have EDB status (including beneficiaries named by the original beneficiary to receive any remaining interest after the death of the original beneficiary) must take out any remaining interest in the IRA or plan within 10 years of the applicable death. Trusts for individuals which would be considered as “see-through” trusts under the rules prior to January 1, 2020 presumably no longer qualify to elect the beneficiary continuation option, except under narrowly defined circumstances.

Under the beneficiary continuation option for IRA and Roth IRA contracts:

•	The contract continues with your name on it for the benefit of your beneficiary.

•	The beneficiary replaces the deceased owner as annuitant.

•	This feature is only available if the beneficiary is an individual. Certain trusts with only individual beneficiaries will be treated as individuals for this purpose.

•

If there is more than one beneficiary, each beneficiary’s share will be separately accounted for. It will be distributed over the beneficiary’s own life expectancy, if payments over life expectancy are chosen.

•	The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

•	The beneficiary may make transfers among the investment options but no additional contributions will be permitted.

•

If the Guaranteed minimum income benefit, an optional enhanced death benefit, a PGB or the Guaranteed withdrawal benefit for life is in effect under the contract, they will no longer be in effect and charges for such benefits will stop. Also, any Guaranteed minimum death benefit feature will no longer be in effect.

•	The beneficiary may choose at any time to withdraw all or a portion of the account value and no withdrawal charges, if any, will apply.

•	Any partial withdrawal must be at least $300.

•	Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract.
•

Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking required minimum distributions based on the remaining life expectancy of the deceased beneficiary or to receive any remaining interest in the contract in a lump sum. Even in the case of IRA owners who died before December 31, 2019, if the beneficiary dies January 1, 2020 or later, legislation enacted at the end of 2019 imposes a 10-year limit on the distribution of the remaining interest. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

Beneficiary continuation option for NQ contracts only.  This feature, also known as Inherited annuity, may only be elected when the NQ contract owner dies before the annuity maturity date, whether or not the owner and the annuitant are the same person. For purposes of this discussion, “beneficiary” refers to the successor owner. This feature must be elected within 9 months following the date of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option.

Generally, payments will be made once a year to the beneficiary over the beneficiary’s life expectancy, determined on a term certain basis and in the year payments start. These payments must begin no later than one year after the date of your death and are referred to as “scheduled payments.” The beneficiary may choose the “5-year rule” instead of scheduled payments over life expectancy. If the beneficiary chooses the 5-year rule, there will be no scheduled payments. Under the 5-year rule, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by the fifth anniversary of your death.

Under the beneficiary continuation option for NQ contracts:

•	This feature is only available if the beneficiary is an individual. It is not available for any entity such as a trust, even if all of the beneficiaries of the trust are individuals.

•	The beneficiary automatically replaces the existing annuitant.

•	The contract continues with your name on it for the benefit of your beneficiary.

•

If there is more than one beneficiary, each beneficiary’s share will be separately accounted for. It will be distributed over the respective beneficiary’s own life expectancy, if scheduled payments are chosen.

•	The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

•	The beneficiary may make transfers among the investment options but no additional contributions will be permitted.

79

•

If the Guaranteed minimum income benefit, an optional enhanced death benefit, a PGB or the Guaranteed withdrawal benefit for life is in effect under the contract, they will no longer be in effect and charges for such benefits will stop. Also, any Guaranteed minimum death benefit feature will no longer be in effect.

•

If the beneficiary chooses the “5-year rule,” withdrawals may be made at any time. If the beneficiary instead chooses scheduled payments, the beneficiary may also take withdrawals, in addition to scheduled payments, at any time.

•	Any partial withdrawals must be at least $300.

•	Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract on the beneficiary’s death.

•

Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking scheduled payments based on the remaining life expectancy of the deceased beneficiary (if scheduled payments were chosen) or to receive any remaining interest in the contract in a lump sum. We will pay any remaining interest in the contract in a lump sum if your beneficiary elects the 5-year rule. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

If the deceased is the owner or the older joint owner:

•

As of the date we receive satisfactory proof of death and any required instructions, information and forms necessary to effect the Beneficiary continuation option, we will increase the account value to equal the applicable death benefit if such death benefit is greater than such account value plus any amount applicable under the Earnings enhancement benefit adjusted for any subsequent withdrawals. For Accumulator® PlusSM contracts, the account value will first be reduced by any credits applied in a one-year period prior to the owner’s death.

•	No withdrawal charges, if applicable under your Accumulator® Series contract, will apply to any withdrawals by the beneficiary.

If the deceased is the younger non-spousal joint owner:

•	The annuity account value will not be reset to the death benefit amount.

•

The contract’s withdrawal charge schedule will continue to be applied to any withdrawal or surrender other than scheduled payments; the contract’s free withdrawal amount will continue to apply to withdrawals but does not apply to surrenders. Please note that withdrawal charges do not apply to Accumulator® SelectSM contracts.

•	We do not impose a withdrawal charge on scheduled payments except if, when added to any withdrawals previously taken in the same contract year, including for this purpose a contract surrender, the total amount of withdrawals and scheduled payments exceed the free withdrawal amount. See the “Withdrawal charges” in “Charges and expenses” earlier in this Prospectus. Please note that withdrawal charges do not apply to Accumulator® SelectSM contracts.

A surviving spouse should speak to his or her tax professional about whether Spousal continuation or the Beneficiary continuation option is appropriate for him or her. Factors to consider include but are not limited to the surviving spouse’s age, need for immediate income and a desire to continue any Guaranteed benefits under the contract.

80

7. Tax information

Overview

In this part of the Prospectus, we discuss the current federal income tax rules that generally apply to Accumulator® Series contracts owned by United States individual taxpayers. The tax rules can differ, depending on the type of contract, whether NQ, traditional IRA, Roth IRA, QP or TSA. Therefore, we discuss the tax aspects of each type of contract separately.

Federal income tax rules include the United States laws in the Internal Revenue Code, and Treasury Department Regulations and Internal Revenue Service (“IRS”) interpretations of the Internal Revenue Code. These tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider further proposals to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict what, if any, legislation will actually be proposed or enacted.

We cannot provide detailed information on all tax aspects of the contracts. Moreover, the tax aspects that apply to a particular person’s contract may vary depending on the facts applicable to that person. We do not discuss state income and other state taxes, federal income tax and withholding rules for non-U.S. taxpayers, or federal gift and estate taxes. We also do not discuss the Employee Retirement Income Security Act of 1974 (“ERISA”). Transfers of the contract, rights or values under the contract, or payments under the contract, for example, amounts due to beneficiaries, may be subject to federal or state gift, estate, or inheritance taxes. You should not rely only on this document, but should consult your tax adviser before your purchase.

CARES Act

Congress enacted the Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”) on March 27, 2020, with certain provisions immediately effective or retroactively effective to January 1, 2020. If you own a tax-qualified contract or intend to purchase a tax-qualified contract, you should consult with your tax adviser regarding how the CARES Act impacts your unique situation. The CARES Act suspends required minimum distributions during the 2020 calendar year for many tax-qualified and tax-favored plans and contracts (such as defined contribution plans, 403(b) plans, government sponsored employer 457(b) plans, and IRAs). Please read all disclosure in this Prospectus accordingly. The CARES Act permits penalty-free withdrawals during 2020 from such plans and contracts by individuals affected by coronavirus or the economic aftermath. Coronavirus-related distributions from all such plans and contracts would be limited to an aggregate of $100,000 for any individual. The individual would be able to repay the amount of the distribution to the plan or contract within a 3-year period. The CARES Act also increases availability of specified qualified plan loans and flexibility of repayment. Please consult your tax adviser about your individual circumstances.

Contracts that fund a retirement arrangement

Generally, there are two types of funding vehicles that are available for Individual Retirement Arrangements (“IRAs”): an individual retirement annuity contract such as the ones offered in this Prospectus, or a custodial or trusteed individual retirement account. Similarly, a 403(b) plan can be funded through a 403(b) annuity contract or a 403(b)(7) custodial account. Annuity contracts can also be purchased in connection with retirement plans qualified under Section 401(a) of the Code (“QP contracts”). How these arrangements work, including special rules applicable to each, are noted in the specific sections for each type of arrangement, below. You should be aware that the funding vehicle for a tax-qualified arrangement does not provide any tax deferral benefit beyond that already provided by the Code for all permissible funding vehicles. Before choosing an annuity contract, therefore, you should consider the annuity’s features and benefits compared with the features and benefits of other permissible funding vehicles and the relative costs of annuities and other arrangements. You should be aware that cost may vary depending on the features and benefits made available and the charges and expenses of the investment options or funds that you elect.

Certain provisions of the Treasury Regulations on required minimum distributions concerning the actuarial present value of additional contract benefits could increase the amount required to be distributed from annuity contracts funding qualified plans, 403(b) plans and IRAs.

For this purpose additional annuity contract benefits may include, but are not limited to, various guaranteed benefits such as guaranteed minimum income benefits and enhanced death benefits. You should consider the potential implication of these Regulations before you purchase this annuity contract or purchase additional features under this annuity contract. See also Appendix II at the end of this Prospectus for a discussion of QP contracts, and Appendix VIII later in this Prospectus for a discussion of TSA contracts.

Transfers among investment options

You can make transfers among investment options inside the contract without triggering taxable income.

Taxation of nonqualified annuities

Contributions

You may not deduct the amount of your contributions to a nonqualified annuity contract.

81

Contract earnings

Generally, you are not taxed on contract earnings until you receive a distribution from your contract, whether as a withdrawal or as an annuity payment. However, earnings are taxable, even without a distribution:

•

if a contract fails investment diversification requirements as specified in federal income tax rules (these rules are based on or are similar to those specified for mutual funds under the securities laws);

•	if you transfer a contract, for example, as a gift to someone other than your spouse (or former spouse);

•	if you use a contract as security for a loan (in this case, the amount pledged will be treated as a distribution); and

•

if the owner is other than an individual (such as a corporation, partnership, trust, or other non-natural person). This provision does not apply to a trust which is a mere agent or nominee for an individual, such as a typical grantor trust.

Federal tax law requires that all nonqualified deferred annuity contracts that the Company and its affiliates issue to you during the same calendar year be linked together and treated as one contract for calculating the taxable amount of any distribution from any of those contracts.

Annuity payments

The following applies to an annuitization of the entire contract. In certain cases, the contract can be partially annuitized. See “Partial Annuitization” below.

Annuitization under an Accumulator® Series contract occurs when your entire interest under the contract is or has been applied to one or more payout options intended to amortize amounts over your life or over a period certain generally limited by the period of your life expectancy. (We do not currently offer a period certain option without life contingencies). Annuity payouts can also be determined on a joint life basis. After annuitization, no further contributions to the contract may be made, the annuity payout amount must be paid at least annually, and annuity payments cannot be stopped except by death or surrender (if permitted under the terms of the contract).

Annuitization payments that are based on life or life expectancy are considered annuity payments for income tax purposes. We include in annuitization payments GMIB payments, Guaranteed withdrawal benefit for life Maturity date annuity payments, and other annuitization payments available under your contract. We also include Guaranteed annual withdrawals that are continued after your account value goes to zero under a supplementary life annuity contract, as discussed under “Guaranteed withdrawal benefit for life (“GWBL”)” in “Contract features and benefits” earlier in this Prospectus.

Once annuity payments begin, a portion of each payment is taxable as ordinary income. You get back the remaining portion without paying taxes on it. This is your unrecovered investment in the contract. Generally, your investment in the contract equals the contributions you made, less any amounts you previously withdrew that were not taxable.

For fixed annuity payments, the tax-free portion of each payment is determined by (1) dividing your investment in the contract by the total amount you are expected to receive out of the contract, and (2) multiplying the result by the amount of the payment. For variable annuity payments, your tax-free portion of each payment is your investment in the contract divided by the number of expected payments. If you have a loss on a variable annuity payout in a taxable year, you may be able to adjust the tax-free amount in subsequent years.

Once you have received the amount of your investment in the contract, all payments after that are fully taxable. If payments under a life annuity stop because the annuitant dies, there is an income tax deduction for any unrecovered investment in the contract.

Your rights to apply amounts under this contract to an annuity payout option are described elsewhere in this Prospectus. If you hold your contract to the maximum maturity age under the contract we require that a choice be made between taking a lump sum settlement of any remaining account value or applying any such account value to an annuity payout option we may offer at the time under the contract. If no affirmative choice is made, we will apply any remaining annuity value to the default option under the contract at such age. While there is no specific federal tax guidance as to whether or when an annuity contract is required to mature, or as to the form of the payments to be made upon maturity, we believe that this contract constitutes an annuity contract under current federal tax rules.

Partial annuitization

The consequences described above for annuitization of the entire contract apply to the portion of the contract which is partially annuitized. A nonqualified deferred annuity contract is treated as being partially annuitized if a portion of the contract is applied to an annuity payout option on a life-contingent basis or for a period certain of at least 10 years. In order to get annuity payment tax treatment for the portion of the contract applied to the annuity payout, payments must be made at least annually in substantially equal amounts, the payments must be designed to amortize the amount applied over life or the period certain, and the payments cannot be stopped, except by death or surrender (if permitted under the terms of the contract). The investment in the contract is split between the partially annuitized portion and the deferred amount remaining based on the relative values of the amount applied to the annuity payout and the deferred amount remaining at the time of the partial annuitization. Also, the partial annuitization has its own annuity starting date. We do not currently offer a period certain option without life contingencies.

Withdrawals made before annuity payments begin

If you make withdrawals before annuity payments begin under your contract, they are taxable to you as ordinary income if there are earnings in the contract. Generally, earnings are your account value less your investment in the

82

contract. If you withdraw an amount which is more than the earnings in the contract as of the date of the withdrawal, the balance of the distribution is treated as a reduction of your investment in the contract and is not taxable.

Collateral assignments are taxable to the extent of any earnings in the contract at the time any portion of the contract’s value is assigned as collateral. Therefore, if you assign your contract as collateral for a loan with a third party after the contract is issued, you may have taxable income even though you receive no payments under the contract. The Company will report any income attributable to a collateral assignment on Form 1099-R. Also, if the Company makes payments or distributions to the assignee pursuant to directions under the collateral assignment agreement, any gains in such payments may be taxable to you and reportable on Form 1099-R even though you do not receive them.

Taxation of lifetime withdrawals under the Guaranteed withdrawal benefit for life

We treat any withdrawals under the contract as non-annuity payments for income tax purposes as discussed above. (This includes Guaranteed annual withdrawal amounts received after age 85 but before the Maturity Date. Payments made after the Maturity Date are discussed under “Annuity payments” above.)

Earnings enhancement benefit

In order to enhance the amount of the death benefit to be paid at the owner’s death, you may purchase an Earnings enhancement benefit rider for your NQ contract. Although we regard this benefit as an investment protection feature which is part of the contract and which should have no adverse tax effect, it is possible that the IRS could take a contrary position or assert that the Earnings enhancement benefit rider is not part of the contract. In such a case, the charges for the Earnings enhancement benefit rider could be treated for federal income tax purposes as a partial withdrawal from the contract. If this were so, such a deemed withdrawal could be taxable, and for contract owners under age 59 1/2, also subject to a tax penalty. Were the IRS to take this position, the Company would take all reasonable steps to attempt to avoid this result, which could include amending the contract (with appropriate notice to you).

1035 Exchanges

You may purchase a nonqualified deferred annuity through an exchange of another contract. Normally, exchanges of contracts are taxable events. The exchange will not be taxable under Section 1035 of the Internal Revenue Code if:

•

the contract that is the source of the funds you are using to purchase the nonqualified deferred annuity contract is another nonqualified deferred annuity contract or life insurance or endowment contract.

•

the owner and the annuitant are the same under the source contract and the contract issued in exchange. If you are using a life insurance or endowment contract the owner and the insured must be the same on both sides of the exchange transaction.

In some cases you may make a tax-deferred 1035 exchange from a nonqualified deferred annuity contract to a “qualified long-term care contract” meeting all specified requirements under the Code or an annuity contract with a “qualified long-term care contract” feature (sometimes referred to as a “combination annuity” contract).

The tax basis, also referred to as your investment in the contract, of the source contract carries over to the contract issued in exchange.

An owner may direct the proceeds of a partial withdrawal from one nonqualified deferred annuity contract to purchase or contribute to another nonqualified deferred annuity contract on a tax-deferred basis. If requirements are met, the owner may also directly transfer amounts from a nonqualified deferred annuity contract to a “qualified long-term care contract” or “combination annuity” in such a partial 1035 exchange transaction. Special forms, agreement between the carriers, and provision of cost basis information may be required to process this type of an exchange.

If you are purchasing your contract through a Section 1035 exchange, you should be aware that the Company cannot guarantee that the exchange from the source contract to the contract you are applying for will be treated as a Section 1035 exchange; the insurance company issuing the source contract controls the tax information reporting of the transaction as a Section 1035 exchange. Because information reports are not provided and filed until the calendar year after the exchange transaction, the insurance company issuing the source contract shows its agreement that the transaction is a 1035 exchange by providing to us the cost basis of the exchanged source contract when it transfers the money to us on your behalf.

Even if the contract owner and the insurance companies agree that a full or partial 1035 exchange is intended, the IRS has the ultimate authority to review the facts and determine that the transaction should be recharacterized as taxable in whole or in part.

Section 1035 exchanges are generally not available after the death of the owner. The destination contract must meet specific post-death payout requirements to prevent avoidance of the death of owner rules. See “Payment of death benefit”.

Surrenders

If you surrender or cancel the contract, the distribution is taxable as ordinary income (not capital gain) to the extent it exceeds your investment in the contract.

Death benefit payments made to a beneficiary after your death

For the rules applicable to death benefits, see “Payment of death benefit” earlier in this Prospectus. The tax treatment of a death benefit taken as a single sum is generally the same as the tax treatment of a withdrawal from or surrender of your contract. The tax treatment of a death benefit taken as annuity payments is generally the same as the tax treatment of annuity payments under your contract.

83

Under the Beneficiary continuation option, the tax treatment of a withdrawal after the death of the owner taken as a single sum or taken as withdrawals under the 5-year rule is generally the same as the tax treatment of a withdrawal from or surrender of your contract.

Early distribution penalty tax

If you take distributions before you are age 59 1/2, a penalty tax of 10% of the taxable portion of your distribution applies in addition to the income tax. Some of the available exceptions to the pre-age 59 1/2 penalty tax include distributions made:

•	on or after your death; or

•	because you are disabled (special federal income tax definition); or

•

in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy) or over the joint lives of you and your beneficiary (or your joint life expectancies) using an IRS-approved distribution method.

Please note that it is your responsibility to claim the penalty exception on your own income tax return and to document eligibility for the exception to the IRS.

Additional Tax on Net Investment Income

Taxpayers who have modified adjusted gross income (“MAGI”) over a specified amount and who also have specified net investment income in any year may have to pay an additional surtax of 3.8%. (This tax has been informally referred to as the “Net Investment Income Tax” or “NIIT”). For this purpose net investment income includes distributions from and payments under nonqualified annuity contracts.The threshold amount of MAGI varies by filing status: $200,000 for single filers; $250,000 for married taxpayers filing jointly, and $125,000 for married taxpayers filing separately. The tax applies to the lesser of a) the amount of MAGI over the applicable threshold amount or b) the net investment income. You should discuss with your tax adviser the potential effect of this tax.

Investor control issues

Under certain circumstances, the IRS has stated that you could be treated as the owner (for tax purposes) of the assets of Separate Account No. 49. If you were treated as the owner, you would be taxable on income and gains attributable to the shares of the underlying portfolios.

The circumstances that would lead to this tax treatment would be that, in the opinion of the IRS, you could control the underlying investment of Separate Account No. 49. The IRS has said that the owners of variable annuities will not be treated as owning the separate account assets provided the underlying portfolios are restricted to variable life and annuity assets. The variable annuity owners must have the right only to choose among the Portfolios, and must have no right to direct the particular investment decisions within the Portfolios.

Although we believe that, under current IRS guidance, you would not be treated as the owner of the assets of Separate Account No. 49, there are some issues that remain unclear. For example, the IRS has not issued any guidance as to whether having a larger number of Portfolios available, or an unlimited right to transfer among them, could cause you to be treated as the owner. We do not know whether the IRS will ever provide such guidance or whether such guidance, if unfavorable, would apply retroactively to your contract. Furthermore, the IRS could reverse its current guidance at any time. We reserve the right to modify your contract as necessary to prevent you from being treated as the owner of the assets of Separate Account No. 49.

Individual retirement arrangements (IRAs)

General

“IRA” stands for individual retirement arrangement. There are two basic types of such arrangements, individual retirement accounts and individual retirement annuities. In an individual retirement account, a trustee or custodian holds the assets funding the account for the benefit of the IRA owner. The assets typically include mutual funds and/or individual stocks and/or securities in a custodial account, and bank certificates of deposit in a trusteed account. In an individual retirement annuity, an insurance company issues an annuity contract that serves as the IRA.

There are two basic types of IRAs, as follows:

•	Traditional IRAs, typically funded on a pre-tax basis; and

•	Roth IRAs, funded on an after-tax basis.

Regardless of the type of IRA, your ownership interest in the IRA cannot be forfeited. You or your beneficiaries who survive you are the only ones who can receive the IRA’s benefits or payments. All types of IRAs qualify for tax deferral regardless of the funding vehicle selected.

You can hold your IRA assets in as many different accounts and annuities as you would like, as long as you meet the rules for setting up and making contributions to IRAs. However, if you own multiple IRAs, you may be required to combine IRA values or contributions for tax purposes. For further information about individual retirement arrangements, you can read Internal Revenue Service Publications 590-A (“Contributions to Individual Retirement Arrangements (IRAs)”) and 590-B (“Distributions from Individual Retirement Arrangements (IRAs)”). These publications are usually updated annually, and can be obtained by contacting the IRS or from the IRS website (www.irs.gov).

The Company designs its IRA contracts to qualify as individual retirement annuities under Section 408(b) of the Internal Revenue Code. You may have purchased the contract as a traditional IRA or Roth IRA. We also offered Inherited IRA contracts for payment of post-death required minimum distributions from traditional IRAs and Roth IRAs, respectively, in all Accumulator® Series contracts except Accumulator® PlusSM. Legislation enacted at the end of 2019 may restrict the availability of payment options under such IRAs.

84

This Prospectus contains the information that the IRS requires you to have before you purchase an IRA. The first section covers some of the special tax rules that apply to traditional IRAs. The next section covers Roth IRAs. The disclosure generally assumes direct ownership of the individual retirement annuity contract. For contracts owned in a custodial individual retirement account, the disclosure will apply only if you terminate your account or transfer ownership of the contract to yourself.

We describe the amount and types of charges that may apply to your contributions under “Charges and expenses” earlier in this Prospectus. We describe the method of calculating payments under “Accessing your money” earlier in this Prospectus. We do not guarantee or project growth in any variable income annuitization option payments (as opposed to payments from a fixed income annuitization option).

The Company has not applied for an opinion letter approving the respective forms of the traditional IRA and Roth IRA contracts for use as a traditional and Roth IRA, respectively. The Company has received opinion letters from the IRS approving the respective forms of the Accumulator® Series Inherited IRA beneficiary continuation contract for use as a traditional inherited IRA or inherited Roth IRA, respectively. This IRS approval is a determination only as to the form of the annuity. It does not represent a determination of the merits of the annuity as an investment. The contracts submitted for IRS approval do not include every feature possibly available under the Accumulator® Series traditional Inherited IRA and Inherited Roth IRA contracts.

Your right to cancel within a certain number of days

This is provided for informational purposes only. Since the contracts are no longer available to new purchasers, this cancellation provision is no longer applicable.

You can cancel any version of the Accumulator® Series IRA contract (traditional IRA or Roth IRA) by following the directions in “Your right to cancel within a certain number of days” under “Contract features and benefits” earlier in this Prospectus. If you cancel a traditional IRA or Roth IRA contract, we may have to withhold tax, and we must report the transaction to the IRS. A contract cancellation could have an unfavorable tax impact.

Traditional individual retirement annuities (traditional IRAs)

Contributions to traditional IRAs.  Individuals may make three different types of contributions to purchase a traditional IRA or as subsequent contributions to an existing IRA:

•	“regular” contributions out of earned income or compensation; or

•	tax-free “rollover” contributions; or

•	direct custodian-to-custodian transfers from other traditional IRAs (“direct transfers”).

When you make a contribution to your IRA, we require you to tell us whether it is a regular contribution, rollover contribution, or direct transfer contribution, and to supply supporting documentation in some cases.

The initial contribution to your contract must have been a direct transfer or rollover, because the minimum initial contribution required to purchase an Accumulator® EliteSM, Accumulator® PlusSM or Accumulator® SelectSM contract was greater than the maximum regular IRA contribution permitted for a taxable year. If permitted under your contract, subsequent contributions may also be regular contributions out of compensation.

Regular contributions to traditional IRAs

Limits on contributions.  The “maximum regular contribution amount” for any taxable year is the most that can be contributed to all of your IRAs (traditional and Roth) as regular contributions for the particular taxable year. The maximum regular contribution amount depends on age, earnings, and year, among other things. Generally, $6,000 is the maximum amount that you may contribute to all IRAs (traditional IRAs and Roth IRAs) for 2020, after adjustment for cost-of-living changes. When your earnings are below $6,000, your earned income or compensation for the year is the most you can contribute. This limit does not apply to rollover contributions or direct custodian-to-custodian transfers into a traditional IRA.

If you are at least age 50 at any time during the taxable year for which you are making a regular contribution to your IRA, you may be eligible to make additional “catch-up contributions” of up to $1,000 to your traditional IRA.

Special rules for spouses.  If you are married and file a joint federal income tax return, you and your spouse may combine your compensation to determine the amount of regular contributions you are permitted to make to traditional IRAs (and Roth IRAs discussed below). Even if one spouse has no compensation or compensation under $6,000, married individuals filing jointly can contribute up to $12,000 per year to any combination of traditional IRAs and Roth IRAs. Any contributions to Roth IRAs reduce the ability to contribute to traditional IRAs and vice versa. The maximum amount may be less if earned income is less and the other spouse has made IRA contributions. No more than a combined total of $6,000 can be contributed annually to either spouse’s traditional and Roth IRAs. Each spouse owns his or her traditional IRAs and Roth IRAs even if the other spouse funded the contributions. Catch-up contributions may be made as described above for spouses who are at least age 50 at any time during the taxable year for which the contribution is made.

Deductibility of contributions.  The amount of traditional IRA contributions that you can deduct for a taxable year depends on whether you are covered by an employer-sponsored tax-favored retirement plan, as defined under special federal income tax rules. Your Form W-2 will indicate whether or not you are covered by such a retirement plan.

The federal tax rules governing contributions to IRAs made from current compensation are complex and are subject to numerous technical requirements and limitations which vary

85

based on an individual’s personal situation (including his/her spouse). IRS Publication 590-A, “Contributions to Individual Retirement Arrangements (IRAs)” which is updated annually and is available at www.irs.gov, contains pertinent explanations of the rules applicable to the current year. The amount of permissible contributions to IRAs, the amount of IRA contributions which may be deductible, and the individual’s income limits for determining contributions and deductions all may be adjusted annually for cost of living.

Nondeductible regular contributions.  If you are not eligible to deduct part or all of the traditional IRA contribution, you may still make nondeductible contributions on which earnings will accumulate on a tax-deferred basis. The combined deductible and nondeductible contributions to your traditional IRA (or the non-working spouse’s traditional IRA) may not, however, exceed the maximum $5,000 per person limit for the applicable taxable year ($6,000 for 2020 after adjustment). The dollar limit is $1,000 higher for people eligible to make age 50+ ”catch-up” contributions ($7,000 for 2020). You must keep your own records of deductible and nondeductible contributions in order to prevent double taxation on the distribution of previously taxed amounts. See “Withdrawals, payments and transfers of funds out of traditional IRAs” later in this section for more information.

If you are making nondeductible contributions in any taxable year, or you have made nondeductible contributions to a traditional IRA in prior years and are receiving distributions from any traditional IRA, you must file the required information with the IRS. Moreover, if you are making nondeductible traditional IRA contributions, you must retain all income tax returns and records pertaining to such contributions until interests in all traditional IRAs are fully distributed.

When you can make regular contributions.  If you file your tax returns on a calendar year basis like most taxpayers, you have until the April 15 return filing deadline (without extensions) of the following calendar year to make your regular traditional IRA contributions for a taxable year. Make sure you designate the year for which you are making the contribution.

Rollover and direct transfer contributions to traditional IRAs

Rollover contributions may be made to a traditional IRA from these “eligible retirement plans”:

•	qualified plans;

•	governmental employer 457(b) plans;

•	403(b) plans; and

•	other traditional IRAs.

Direct transfer contributions may only be made directly from one traditional IRA to another.

Any amount contributed to a traditional IRA after lifetime required minimum distributions must start must be net of your required minimum distribution for the year in which the rollover or direct transfer contribution is made.

Rollovers from “eligible retirement plans” other than traditional IRAs

Your plan administrator will tell you whether or not your distribution is eligible to be rolled over. Spousal beneficiaries and spousal alternate payees under qualified domestic relations orders may roll over funds on the same basis as the plan participant.

There are two ways to do rollovers:

•	Do it yourself:

You actually receive a distribution that can be rolled over and you roll it over to a traditional IRA within 60 days after the date you receive the funds. The distribution from your eligible retirement plan will be net of 20% mandatory federal income tax withholding. If you want, you can replace the withheld funds yourself and roll over the full amount.

•	Direct rollover:

You tell the trustee or custodian of the eligible retirement plan to send the distribution directly to your traditional IRA issuer. Direct rollovers are not subject to mandatory federal income tax withholding.

All distributions from a qualified plan, 403(b) plan or governmental employer 457(b) plan are eligible rollover distributions, unless the distributions are:

•	“required minimum distributions” after age 72 (or age 70 1/2 if applicable) or retirement from service with the employer; or

•	substantially equal periodic payments made at least annually for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary; or

•	substantially equal periodic payments made for a specified period of 10 years or more; or

•	hardship withdrawals; or

•	corrective distributions that fit specified technical tax rules; or

•	loans that are treated as distributions; or

•	certain death benefit payments to a beneficiary who is not your surviving spouse; or

•	qualified domestic relations order distributions to a beneficiary who is not your current spouse or former spouse.

Under legislation enacted at the end of 2019, distributions from an eligible retirement plan made in connection with the birth or adoption of a child as specified in the Code can be made free of income tax withholding and penalty-free. Repayments of these distributions to an eligible retirement plan are treated as deemed rollover contributions. IRS guidance will be required to implement this provision.

You should discuss with your tax adviser whether you should consider rolling over funds from one type of tax qualified

86

retirement plan to another because the funds will generally be subject to the rules of the recipient plan. For example, funds in a governmental employer 457(b) plan are not subject to the additional 10% federal income tax penalty for premature distributions, but they may become subject to this penalty if you roll the funds to a different type of eligible retirement plan such as a traditional IRA, and subsequently take a premature distribution.

Rollovers from an eligible retirement plan to a traditional IRA are not subject to the “one-per-year limit” noted later in this section.

Rollovers of after-tax contributions from eligible retirement plans other than traditional IRAs

Any non-Roth after-tax contributions you have made to a qualified plan or 403(b) plan (but not a governmental employer 457(b) plan) may be rolled over to a traditional IRA (either in a direct rollover or a rollover you do yourself). When the recipient plan is a traditional IRA, you are responsible for recordkeeping and calculating the taxable amount of any distributions you take from that traditional IRA. See “Taxation of Payments” later in this section under “Withdrawals, payments and transfers of funds out of traditional IRAs.” After-tax contributions in a traditional IRA cannot be rolled over from your traditional IRA into, or back into, a qualified plan, 403(b) plan or governmental employer 457(b) plan.

Rollovers from traditional IRAs to traditional IRAs

You may roll over amounts from one traditional IRA to one or more of your other traditional IRAs if you complete the transaction within 60 days after you receive the funds. You may make such a rollover only once in every 12 month period for the same funds. We call this the “one-per-year limit.” It is the IRA owner’s responsibility to determine if this rule is met. Trustee-to-trustee or custodian-to-custodian direct transfers are not rollover transactions. You can make these more frequently than once in every 12 month period.

Spousal rollovers and divorce-related direct transfers

The surviving spouse beneficiary of a deceased individual can roll over funds from, or directly transfer funds from, the deceased spouse’s traditional IRA to one or more other traditional IRAs. Also, in some cases, traditional IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court-ordered divorce or separation decree.

Excess contributions to traditional IRAs

Excess contributions to IRAs are subject to a 6% excise tax for the year in which made and for each year after until withdrawn. Examples of excess contributions are regular contributions of more than the maximum regular contribution amount for the applicable taxable year, and a rollover contribution which is not eligible to be rolled over, for example to the extent an amount distributed is a lifetime required minimum distribution after age 72 (or after age 70 1/2, if applicable). You can avoid or limit the excise tax by withdrawing an excess contribution. See IRS Publications 590-A and 590-B for further details.

Recharacterizations

Amounts that have been contributed as traditional IRA funds may subsequently be treated as Roth IRA funds. Special federal income tax rules allow you to change your mind again and have amounts that are subsequently treated as Roth IRA funds, once again treated as traditional IRA funds. You do this by using the forms we prescribe. This is referred to as having “recharacterized” your contribution.

Withdrawals, payments and transfers of funds out of traditional IRAs

No federal income tax law restrictions on withdrawals.  You can withdraw any or all of your funds from a traditional IRA at any time. You do not need to wait for a special event like retirement.

Taxation of payments.  Amounts distributed from traditional IRAs are not subject to federal income tax until you or your beneficiary receive them. Taxable payments or distributions include withdrawals from your contract, surrender of your contract and annuity payments from your contract. Death benefits are also taxable.

We report all payments from traditional IRA contracts on IRS Form 1099-R. You are responsible for reporting these amounts correctly on your individual income tax return and keeping supporting records. Except as discussed below, the total amount of any distribution from a traditional IRA must be included in your gross income as ordinary income.

If you have ever made nondeductible (after-tax) IRA contributions to any traditional IRA (it does not have to be to this particular traditional IRA contract), those contributions are recovered tax free when you get distributions from any traditional IRA. It is your responsibility to keep permanent tax records of all of your nondeductible contributions to traditional IRAs so that you can correctly report the taxable amount of any distribution on your own tax return. At the end of any year in which you have received a distribution from any traditional IRA, you calculate the ratio of your total nondeductible traditional IRA contributions (less any amounts previously withdrawn tax free) to the total account balances of all traditional IRAs you own at the end of the year plus all traditional IRA distributions made during the year. Multiply this by all distributions from the traditional IRA during the year to determine the nontaxable portion of each distribution.

A distribution from a traditional IRA is not taxable if:

•	the amount received is a withdrawal of certain excess contributions, as described in IRS Publications 590-A and 590-B; or

•

the entire amount received is rolled over to another traditional IRA or other eligible retirement plan which agrees to accept the funds. (See “Rollovers from eligible retirement plans other than traditional IRAs” under “Rollover and direct transfer contributions to traditional IRAs” earlier in this section for more information.)

87

The following are eligible to receive rollovers of distributions from a traditional IRA: a qualified plan, a 403(b) plan or a governmental employer 457(b) plan. After-tax contributions in a traditional IRA cannot be rolled from your traditional IRA into, or back into, a qualified plan, 403(b) plan or governmental employer 457(b) plan. Before you decide to roll over a distribution from a traditional IRA to another eligible retirement plan, you should check with the administrator of that plan about whether the plan accepts rollovers and, if so, the types it accepts. You should also check with the administrator of the receiving plan about any documents required to be completed before it will accept a rollover.

Distributions from a traditional IRA are not eligible for favorable ten-year averaging and long-term capital gain treatment available under limited circumstances for certain distributions from qualified plans. If you might be eligible for such tax treatment from your qualified plan, you may be able to preserve such tax treatment even though an eligible rollover from a qualified plan is temporarily rolled into a “conduit IRA” before being rolled back into a qualified plan. See your tax adviser.

IRA distributions directly transferred to charity.  Specified distributions from IRAs directly transferred to charitable organizations may be tax-free to IRA owners age 70 1/2 or older. We no longer permit you to direct the Company to make a distribution directly to a charitable organization you request, in accordance with an interpretation of recent non-tax regulatory changes.

Required minimum distributions

Legislation enacted at the end of 2019 which is generally effective January 1, 2020 significantly amends the required minimum distribution rules. Because these rules are statutory and regulatory, in many cases IRS guidance will be required to implement these changes.

Background on Regulations — Required Minimum Distributions.  Distributions must be made from traditional IRAs according to rules contained in the Code and Treasury Regulations. Certain provisions of the Treasury Regulations require that the actuarial present value of additional annuity contract benefits must be added to the dollar amount credited for purposes of calculating certain types of required minimum distributions from individual retirement annuity contracts. For this purpose additional annuity contract benefits may include, but are not limited to, guaranteed benefits. This could increase the amount required to be distributed from the contracts if you take annual withdrawals instead of annuitizing. Please consult your tax adviser concerning applicability of these complex rules to your situation.

Lifetime required minimum distributions — When you have to take the first lifetime required minimum distribution.  When you have to start lifetime required minimum distributions from your traditional IRAs depends on your birthdate. Under legislation enacted at the end of 2019, lifetime required minimum distributions from your traditional IRAs must start for the year in which you attain age 72 (if you were born July 1, 1949 or later). For individuals born June 30, 1949 or earlier, lifetime required minimum distributions from your traditional IRAs must start for the year in which you attain age 70 1/2. That is, individuals who had already attained age 70 ½ by December 31, 2019 had no change from prior law in the start or continuation of their lifetime required minimum distributions.

The first required minimum distribution is for the calendar year in which you turn age 72 (or age 70 1/2 if applicable). You have the choice to take this first required minimum distribution during the calendar year you actually reach age 72 (or age 70 1/2 if applicable), or to delay taking it until the first three-month period in the next calendar year (January 1st — April 1st). Distributions must start no later than your “Required Beginning Date”, which is April 1st of the calendar year after the calendar year in which you turn age 72 (or age 70 1/2 if applicable). If you choose to delay taking the first annual minimum distribution, then you will have to take two minimum distributions in that year — the delayed one for the first year and the one actually for that year. Once minimum distributions begin, they must be made at some time each year.

How you can calculate required minimum distributions.  There are two approaches to taking required minimum distributions — “account-based” or “annuity-based.”

Account-based method.  If you choose an account-based method, you divide the value of your traditional IRA as of December 31st of the past calendar year by a number corresponding to your age from an IRS table. This gives you the required minimum distribution amount for that particular IRA for that year. If your spouse is your sole beneficiary and more than 10 years younger than you, the dividing number you use may be from another IRS table and may produce a smaller lifetime required minimum distribution amount. Regardless of the table used, the required minimum distribution amount will vary each year as the account value, the actuarial present value of additional annuity contract benefits, if applicable, and the divisor change.

If you initially choose an account-based method, you may later apply your traditional IRA funds to a life annuity-based payout with any certain period not exceeding remaining life expectancy, determined in accordance with IRS tables.

Annuity-based method.  If you choose an annuity-based method, you do not have to do annual calculations. You apply the account value to an annuity payout for your life or the joint lives of you and a designated beneficiary or for a period certain not extending beyond applicable life expectancies, determined in accordance with IRS tables.

Do you have to pick the same method to calculate your required minimum distributions for all of your traditional IRAs and other retirement plans?  No. If you want, you can choose a different method for each of your traditional IRAs and other retirement plans. For example, you can choose an annuity payout from one IRA, a different annuity payout from a qualified plan and an account-based annual withdrawal from another IRA.

88

Will we pay you the annual amount every year from your traditional IRA based on the method you choose?  We will only pay you automatically if you affirmatively select an annuity payout option or an account-based withdrawal option such as our “automatic required minimum distribution (RMD) service.” Even if you do not enroll in our service, we will calculate the amount of the required minimum distribution withdrawal for you, if you so request in writing. However, in that case you will be responsible for asking us to pay the required minimum distribution withdrawal to you.

Also, if you are taking account-based withdrawals from all of your traditional IRAs, the IRS will let you calculate the required minimum distribution for each traditional IRA that you maintain, using the method that you picked for that particular IRA. You can add these required minimum distribution amount calculations together. As long as the total amount you take out every year satisfies your overall traditional IRA required minimum distribution amount, you may choose to take your annual required minimum distribution from any one or more traditional IRAs that you own.

What if you take more than you need to for any year?  The required minimum distribution amount for your traditional IRAs is calculated on a year-by-year basis. There are no carry-back or carry-forward provisions. Also, you cannot apply required minimum distribution amounts you take from your qualified plans to the amounts you have to take from your traditional IRAs and vice versa.

What if you take less than you need to for any year?  Your IRA could be disqualified, and you could have to pay tax on the entire value. Even if your IRA is not disqualified, you could have to pay a 50% penalty tax on the shortfall (required amount for traditional IRAs less amount actually taken). It is your responsibility to meet the required minimum distribution rules. We will remind you when our records show that you are within the age group which must take lifetime required minimum distributions. If you do not select a method with us, we will assume you are taking your required minimum distribution from another traditional IRA that you own.

What are the required minimum distribution payments after you die?  These vary, depending on the status of your beneficiary (individual or entity) and when you die. Legislation enacted at the end of 2019 significantly amends the post-death required minimum distribution rules for distributions made beginning January 1, 2020, and in some cases may affect payouts for pre-December 31, 2019 deaths. IRS guidance will be needed to implement these changes.

Individual beneficiary.  Unless the individual beneficiary has a special status as an “eligible designated beneficiary” or “EDB” described below, distributions of the remaining amount in the defined contribution plan or IRA contract following your death must be distributed within 10 years. IRS guidance will be needed regarding the mechanics of implementation of this “10-year” rule.

Individual beneficiary who has “eligible designated beneficiary” or “EDB” status.  An individual beneficiary who is an “eligible designated beneficiary” or “EDB” can take annual post-death required minimum distribution payments over the life of the EDB or over a period not extending beyond the life expectancy of the EDB, as long as the distributions start no later than one year after your death (to be prescribed in Treasury Regulations).

The following individuals are EDBs:

•	your surviving spouse (see spousal beneficiary, below);

•	your minor children (only while they are minors);

•	a disabled individual (Code definition applies);

•	a chronically ill individual (Code definition applies); and

•	any individual who is not more than 10 years younger than you.

In certain cases, a trust for a disabled individual or a chronically ill individual may be treated as an individual and not an entity beneficiary.

When minor children reach the age of majority, they stop EDB status and the remainder of the portion of their interest not yet distributed must be distributed within 10 years. IRS guidance will be needed to implement the mechanics of this EDB status shift provision. It appears to discourage life contingent annuity payouts to minor children.

Spousal beneficiary.  If your death beneficiary is your surviving spouse, your spouse has a number of choices. As noted above, post-death distributions may be made over your spouse’s life or period of life expectancy. Your spouse may delay starting payments over his/her life or life expectancy period until the year in which you would have attained age 72. In some circumstances, for traditional IRA contracts only, your surviving spouse may elect to become the owner of the traditional IRA and halt distributions until he or she reaches age 72, or roll over amounts from your traditional IRA into his/her own traditional IRA or other eligible retirement plan.

Non-individual beneficiary.  Pre-January 1, 2020 rules continue to apply. If you die before your Required Beginning Date for lifetime required minimum distributions, and your death beneficiary is a non-individual such as your estate, the “5-year rule” applies. Under this rule, the entire interest must be distributed by the end of the calendar year which contains the fifth anniversary of the owner’s death. No distribution is required for a year before that fifth year. Please note that we need an individual annuitant to keep an annuity contract in force. If the beneficiary is not an individual, we must distribute amounts remaining in the annuity contract after the death of the annuitant.

If you die after your Required Beginning Date for lifetime required minimum distributions, and your death beneficiary is a non-individual such as your estate, the rules permit the beneficiary to calculate the post-death required minimum distribution amounts based on the owner’s life expectancy in the year of death. However, note that we need an individual

89

annuitant to keep an annuity contract in force. If the beneficiary is not an individual, we must distribute amounts remaining in the annuity contract after the death of the annuitant.

Please note that under the legislation enacted in 2019, for owner deaths on or after January 1, 2020, it appears that trusts which would have qualified under pre-January 2020 rules as “see-through trusts” will now be treated as entity beneficiaries.

Additional Changes to post-death distributions after the 2019 legislation.  The legislation enacted at the end of 2019 applies to deaths after December 31, 2019, so that the post-death required minimum distribution rules in effect before January 1, 2020 continue to apply initially. As long as payments start no later than December 31 following the calendar year of the owner’s death, individuals who are non-spouse beneficiaries may continue to stretch post-death payments over their life. It is also permissible to stretch post-death payments over a period not longer than their life expectancy based on IRS tables as of the calendar year after the owner’s death on a term certain method. In certain cases, a “see-through” trust which is the death beneficiary will be treated as an individual for measuring the distribution period.

However, the legislation enacted at the end of 2019 views the death of the original individual beneficiary as an event that triggers the “10-year” distribution period. Prior to 2019, for example, if an individual beneficiary who had a 20-year life expectancy period in the year after the owner’s death died in the 7th year of post-death payments, the beneficiary named by the original beneficiary could continue the payments over the remaining 13 years of the original beneficiary’s life expectancy period. Even if the owner in this example died before December 31, 2019 the legislation caps the length of any post-death payment period after the death of the original beneficiary at 10 years. As noted above, a rule similar to this applies when an EDB dies, or a minor child reaches majority-the remaining interest must be distributed within 10 years. IRS guidance will be needed to implement the mechanics of these beneficiary status shift provisions.

Spousal continuation

If the contract is continued under Spousal continuation, the required minimum distribution rules are applied as if your surviving spouse is the contract owner.

Payments to a beneficiary after your death

IRA death benefits are taxed the same as IRA distributions.

Borrowing and loans are prohibited transactions

You cannot get loans from a traditional IRA. You cannot use a traditional IRA as collateral for a loan or other obligation. If you borrow against your IRA or use it as collateral, its tax-favored status will be lost as of the first day of the tax year in which this prohibited event occurs. If this happens, you must include the value of the traditional IRA in your federal gross income. Also, the early distribution penalty tax of 10% may apply if you have not reached age 59 1/2 before the first day of that tax year.

Early distribution penalty tax

A penalty tax of 10% of the taxable portion of a distribution applies to distributions from a traditional IRA made before you reach age 59 1/2. Some of the available exceptions to the pre-age 59 1/2 penalty tax include distributions:

•	made on or after your death; or

•	made because you are disabled (special federal income tax definition); or

•	used to pay certain extraordinary medical expenses (special federal income tax definition); or

•	used to pay medical insurance premiums for unemployed individuals (special federal income tax definition); or

•	used to pay certain first-time home buyer expenses (special federal income tax definition; $10,000 lifetime total limit for these distributions from all your traditional and Roth IRAs); or

•	used to pay certain higher education expenses (special federal income tax definition); or

•	under legislation enacted at the end of 2019, distributions made in connection with the birth or adoption of a child as specified in the Code; or

•

in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy) or over the joint lives of you and your beneficiary (or your joint life expectancies) using an IRS-approved distribution method.

Please note that it is your responsibility to claim the penalty exception on your own income tax return and to document eligibility for the exception to the IRS.

To meet the substantially equal periodic payments exception, you could elect the substantially equal withdrawals option. See “Substantially equal withdrawals” under “Accessing your money” earlier in the Prospectus. We will calculate the substantially equal annual payments using your choice of IRS-approved methods we offer. Although substantially equal withdrawals are not subject to the 10% penalty tax, they are taxable as discussed in “Withdrawals, payments and transfers of funds out of traditional IRAs” earlier in this section. Once substantially equal withdrawals begin, the distributions should not be stopped or changed until after the later of your reaching age 59 1/2 or five years after the date of the first distribution, or the penalty tax, including an interest charge for the prior penalty avoidance, may apply to all prior distributions under either option. Also, it is possible that the IRS could view any additional withdrawal or payment you take from, or any additional contributions or transfers you make to, your contract as changing your pattern of substantially equal withdrawals for purposes of determining whether the penalty applies.

Roth individual retirement annuities (Roth IRAs)

This section of the Prospectus covers some of the special tax rules that apply to Roth IRAs. If the rules are the same as

90

those that apply to the traditional IRA, we will refer you to the same topic under “Traditional individual retirement annuities (traditional IRAs).”

The Accumulator® Series Roth IRA contract is designed to qualify as a Roth individual retirement annuity under Sections 408A(b) and 408(b) of the Internal Revenue Code.

Contributions to Roth IRAs

Individuals may make four different types of contributions to a Roth IRA:

•	regular after-tax contributions out of earnings; or

•	taxable rollover contributions from traditional IRAs or other eligible retirement plans (“conversion rollover” contributions); or

•	tax-free rollover contributions from other Roth individual retirement arrangements or designated Roth accounts under defined contribution plans; or

•	tax-free direct custodian-to-custodian transfers from other Roth IRAs (“direct transfers”).

Regular after-tax, direct transfer and rollover contributions may be made to a Roth IRA contract. See “Rollovers and direct transfer contributions to Roth IRAs” later in this section for more information. If you use the forms we require, we will also accept traditional IRA funds which are subsequently recharacterized as Roth IRA funds following special federal income tax rules.

The initial contribution to your contract must have been a direct transfer or rollover, because the minimum initial contribution required to purchase an Accumulator® EliteSM, Accumulator® PlusSM or Accumulator® SelectSM contract was greater than the maximum regular IRA contribution permitted for a taxable year. If permitted under your contract, subsequent contributions may also be regular contributions out of compensation.

Regular contributions to Roth IRAs

Limits on regular contributions. The “maximum regular contribution amount” for any taxable year is the most that can be contributed to all of your IRAs (traditional and Roth) as regular contributions for the particular taxable year. The maximum regular contribution amount depends on age, earnings, and year, among other things. Generally, $6,000 is the maximum amount that you may contribute to all IRAs (traditional IRAs and Roth IRAs) for 2020, after adjustment for cost-of-living changes. This limit does not apply to rollover contributions or direct custodian-to-custodian transfers into a Roth IRA. Any contributions to Roth IRAs reduce your ability to contribute to traditional IRAs and vice versa. When your earnings are below $6,000, your earned income or compensation for the year is the most you can contribute. If you are married and file a joint income tax return, you and your spouse may combine your compensation to determine the amount of regular contributions you are permitted to make to Roth IRAs and traditional IRAs. See the discussion under “Special rules for spouses” earlier in this section under traditional IRAs.

If you or your spouse are at least age 50 at any time during the taxable year for which you are making a regular contribution, you may be eligible to make additional catch-up contributions of up to $1,000. The amount of permissible contributions to Roth IRAs for any year depends on the individual’s income limits and marital status. For example, if you are married and filing separately for any year your ability to make regular Roth IRA contributions is greatly limited. The amount of permissible contributions and income limits may be adjusted annually for cost of living. Please consult IRS Publication 590-A, “Contributions to Individual Retirement Arrangements (IRAs)” for the rules applicable to the current year.

When you can make contributions.  Same as traditional IRAs.

Deductibility of contributions.  Roth IRA contributions are not tax deductible.

Rollovers and direct transfer contributions to Roth IRAs

What is the difference between rollover and direct transfer transactions?

The difference between a rollover transaction and a direct transfer transaction is the following: in a rollover transaction you actually take possession of the funds rolled over or are considered to have received them under tax law in the case of a change from one type of plan to another. In a direct transfer transaction, you never take possession of the funds, but direct the first Roth IRA custodian, trustee or issuer to transfer the first Roth IRA funds directly to the recipient Roth IRA custodian, trustee or issuer. You can make direct transfer transactions only between identical plan types (for example, Roth IRA to Roth IRA). You can also make rollover transactions between identical plan types. However, you can only make rollovers between different plan types (for example, traditional IRA to Roth IRA).

You may make rollover contributions to a Roth IRA from these sources only:

•	another Roth IRA;

•	a traditional IRA, including a SEP-IRA or SIMPLE IRA (after a two-year rollover limitation period for SIMPLE IRA funds), in a taxable conversion rollover (“conversion rollover”);

•	a “designated Roth contribution account” under a 401(k) plan, 403(b) plan, or governmental employer Section 457(b) plan (direct or 60-day); or

•	from non-Roth accounts under another eligible retirement plan, as described below under “Conversion rollover contributions to Roth IRAs.”

You may make direct transfer contributions to a Roth IRA only from another Roth IRA.

You may make both Roth IRA to Roth IRA rollover transactions and Roth IRA to Roth IRA direct transfer transactions. This can be accomplished on a completely tax-free basis. However, you may make Roth IRA to Roth IRA rollover transactions only once in any 12 month period for the same funds. We call this the “one-per-year limit.” It is the Roth IRA

91

owner’s responsibility to determine if this rule is met. Trustee-to-trustee or custodian-to-custodian direct transfers can be made more frequently than once a year. Also, if you send us the rollover contribution to apply it to a Roth IRA, you must do so within 60 days after you receive the proceeds from the original IRA to get rollover treatment.

The surviving spouse beneficiary of a deceased individual can roll over or directly transfer an inherited Roth IRA to one or more other Roth IRAs. In some cases, Roth IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court-ordered divorce or separation decree.

Conversion rollover contributions to Roth IRAs

In a conversion rollover transaction, you withdraw (or are considered to have withdrawn) all or a portion of funds from a traditional IRA you maintain and convert it to a Roth IRA within 60 days after you receive (or are considered to have received) the traditional IRA proceeds. Amounts can also be rolled over from non-Roth accounts under another eligible retirement plan, including a Code Section 401(a) qualified plan, a 403(b) plan, and a governmental employer Section 457(b) plan.

Unlike a rollover from a traditional IRA to another traditional IRA, a conversion rollover transaction from a traditional IRA or other eligible retirement plan to a Roth IRA is not tax-free. Instead, the distribution from the traditional IRA or other eligible retirement plan is generally fully taxable. If you are converting all or part of a traditional IRA, and you have ever made nondeductible regular contributions to any traditional IRA — whether or not it is the traditional IRA you are converting — a pro rata portion of the distribution is tax free. Even if you are under age 59 1/2, the early distribution penalty tax does not apply to conversion rollover contributions to a Roth IRA. Conversion rollover contributions to Roth IRAs are not subject to the “one-per-year limit” noted earlier in this section.

You cannot make conversion contributions to a Roth IRA to the extent that the funds in your traditional IRA or other eligible retirement plan are subject to the lifetime annual required minimum distribution rules.

The IRS and Treasury have issued Treasury Regulations addressing the valuation of annuity contracts funding traditional IRAs in the conversion to Roth IRAs. Although these Regulations are not clear, they could require an individual’s gross income on the conversion of a traditional IRA to a Roth IRA to be measured using various actuarial methods and not as if the annuity contract funding the traditional IRA had been surrendered at the time of conversion. This could increase the amount of income reported in certain circumstances.

Recharacterizations

You may be able to treat a contribution made to one type of IRA as having been made to a different type of IRA. This is called recharacterizing the contribution.

How to recharacterize.  To recharacterize a contribution, you generally must have the contribution transferred from the first IRA (the one to which it was made) to the second IRA in a deemed trustee-to-trustee transfer. If the transfer is made by the due date (including extensions) for your tax return for the year during which the contribution was made, you can elect to treat the contribution as having been originally made to the second IRA instead of to the first IRA. It will be treated as having been made to the second IRA on the same date that it was actually made to the first IRA. You must report the recharacterization and must treat the contribution as having been made to the second IRA, instead of the first IRA, on your tax return for the year during which the contribution was made.

The contribution will not be treated as having been made to the second IRA unless the transfer includes any net income allocable to the contribution. You can take into account any loss on the contribution while it was in the IRA when calculating the amount that must be transferred. If there was a loss, the net income you must transfer may be a negative amount.

No deduction is allowed for the contribution to the first IRA and any net income transferred with the recharacterized contribution is treated as earned in the second IRA. The contribution will not be treated as having been made to the second IRA to the extent any deduction was allowed with respect to the contribution to the first IRA.

Conversion rollover contributions to Roth IRAs cannot be recharacterized.

To recharacterize a contribution, you must use our forms.

Withdrawals, payments and transfers of funds out of Roth IRAs

No federal income tax law restrictions on withdrawals.  You can withdraw any or all of your funds from a Roth IRA at any time; you do not need to wait for a special event like retirement.

Distributions from Roth IRAs

Distributions include withdrawals from your contract, surrender of your contract and annuity payments from your contract. Death benefits are also distributions.

You must keep your own records of regular and conversion contributions to all Roth IRAs to assure appropriate taxation. You may have to file information on your contributions to and distributions from any Roth IRA on your tax return. You may have to retain all income tax returns and records pertaining to such contributions and distributions until your interests in all Roth IRAs are distributed.

Like traditional IRAs, taxable distributions from a Roth IRA are not entitled to special favorable ten-year averaging and long-term capital gain treatment available in limited cases to certain distributions from qualified plans.

The following distributions from Roth IRAs are free of income tax:

•	rollovers from a Roth IRA to another Roth IRA;

•	direct transfers from a Roth IRA to another Roth IRA;

•	qualified distributions from a Roth IRA; and

92

•	return of excess contributions or amounts recharacterized to a traditional IRA.

Qualified distributions from Roth IRAs.  Qualified distributions from Roth IRAs made because of one of the following four qualifying events or reasons are not includible in income:

•	you are age 59 1/2 or older; or

•	you die; or

•	you become disabled (special federal income tax definition); or

•

your distribution is a “qualified first-time homebuyer distribution” (special federal income tax definition; $10,000 lifetime total limit for these distributions from all of your traditional and Roth IRAs).

You also have to meet a five-year aging period. A qualified distribution is any distribution made after the five-taxable-year period beginning with the first taxable year for which you made any contribution to any Roth IRA (whether or not the one from which the distribution is being made).

Nonqualified distributions from Roth IRAs. Nonqualified distributions from Roth IRAs are distributions that do not meet both the qualifying event and five-year aging period tests described above. If you receive such a distribution, part of it may be taxable. For purposes of determining the correct tax treatment of distributions (other than the withdrawal of excess contributions and the earnings on them), there is a set order in which contributions (including conversion contributions) and earnings are considered to be distributed from your Roth IRA. The order of distributions is as follows:

(1)	Regular contributions.

(2)	Conversion contributions, on a first-in-first-out basis (generally, total conversions from the earliest year first). These conversion contributions are taken into account as follows:

(a)	Taxable portion (the amount required to be included in gross income because of conversion) first, and then the

(b)	Nontaxable portion.

(3)	Earnings on contributions.

Rollover contributions from other Roth IRAs are disregarded for this purpose.

To determine the taxable amount distributed, distributions and contributions are aggregated or grouped, then added together as follows:

(1)	All distributions made during the year from all Roth IRAs you maintain — with any custodian or issuer — are added together.

(2)

All regular contributions made during and for the year (contributions made after the close of the year, but before the due date of your return) are added together. This total is added to the total undistributed regular contributions made in prior years.

(3)	All conversion contributions made during the year are added together.

Any recharacterized contributions that end up in a Roth IRA are added to the appropriate contribution group for the year that the original contribution would have been taken into account if it had been made directly to the Roth IRA.

Any recharacterized contribution that ends up in an IRA other than a Roth IRA is disregarded for the purpose of grouping both contributions and distributions. Any amount withdrawn to correct an excess contribution (including the earnings withdrawn) is also disregarded for this purpose.

Required minimum distributions during life

Lifetime required minimum distributions do not apply.

Required minimum distributions at death

Same as traditional IRA under “What are the required minimum distribution payments after you die?”.

Payments to a beneficiary after your death

Distributions to a beneficiary generally receive the same tax treatment as if the distribution had been made to you.

Borrowing and loans are prohibited transactions

Same as traditional IRA.

Excess contributions to Roth IRAs

Generally the same as traditional IRA.

Excess rollover contributions to Roth IRAs are contributions not eligible to be rolled over.

You can withdraw or recharacterize any contribution to a Roth IRA before the due date (including extensions) for filing your federal income tax return for the tax year. If you do this, you must also withdraw or recharacterize any earnings attributable to the contribution.

Early distribution penalty tax

Same as traditional IRA.

Tax withholding and information reporting

Status for income tax purposes; FATCA.  In order for us to comply with income tax withholding and information reporting rules which may apply to annuity contracts and tax-qualified or tax-favored plan participation, we request documentation of “status” for tax purposes. “Status” for tax purposes generally means whether a person is a “U S. person” or a foreign person with respect to the United States; whether a person is an individual or an entity, and if an entity, the type of entity. Status for tax purposes is best documented on the appropriate IRS Form or substitute certification form (IRS Form W-9 for a U.S. person or the appropriate type of IRS Form W-8 for a foreign person). If we do not have appropriate certification or documentation of a person’s status for tax purposes on file, it could affect the rate at which we are required to withhold income tax, and penalties could apply. Information reporting rules could apply not only to specified transactions, but also to contract ownership. For example, under the Foreign Account Tax Compliance Act (“FATCA”), which applies to certain U.S.-source payments, and similar or related withholding and information reporting rules, we may be required to report contract values and other information for certain

93

contractholders. For this reason we and our affiliates intend to require appropriate status documentation at purchase, change of ownership, and affected payment transactions, including death benefit payments. FATCA and its related guidance is extraordinarily complex and its effect varies considerably by type of payor, type of payee and type of recipient.

Tax Withholding.  We must withhold federal income tax from distributions from annuity contracts and specified tax-favored savings or retirement plans or arrangements. You may be able to elect out of this income tax withholding in some cases. Generally, we do not have to withhold if your distributions are not taxable. The rate of withholding will depend on the type of distribution and, in certain cases, the amount of your distribution. Any income tax withheld is a credit against your income tax liability. If you do not have sufficient income tax withheld or do not make sufficient estimated income tax payments, you may incur penalties under the estimated income tax rules.

You must file your request not to withhold in writing before the payment or distribution is made. Our processing office will provide forms for this purpose. You cannot elect out of withholding unless you provide us with your correct Taxpayer Identification Number and a United States residence address. You cannot elect out of withholding if we are sending the payment out of the United States.

You should note the following special situations:

•	We might have to withhold and/or report on amounts we pay under a free look or cancellation.

•

We are required to withhold on the gross amount of a distribution from a Roth IRA to the extent it is reasonable for us to believe that a distribution is includible in your gross income. This may result in tax being withheld even though the Roth IRA distribution is ultimately not taxable.

Special withholding rules apply to United States citizens residing outside of the United States, foreign recipients, and certain U. S. entity recipients which are treated as foreign because they fail to document their U.S. status before payment is made. We do not discuss these rules here in detail. However, we may require additional documentation in the case of payments made to United States persons living abroad and non-United States persons (including U.S. entities treated as foreign) prior to processing any requested transaction.

Certain states have indicated that state income tax withholding will also apply to payments from the contracts made to residents. Generally, an election out of federal withholding will also be considered an election out of state withholding. In some states, you may elect out of state withholding, even if federal withholding applies. In some states, the income tax withholding is completely independent of federal income tax withholding. If you need more information concerning a particular state or any required forms, call our processing office at the toll-free number.

Federal income tax withholding on periodic annuity payments

Federal tax rules require payers to withhold differently on “periodic” and “nonperiodic” payments. Payers are to withhold from periodic annuity payments as if the payments were wages. For a periodic annuity payment, for example, the annuity contract owner’s withholding depends on what the owner specifies on a Form W-4P. If the owner fails to provide a correct Taxpayer Identification Number, withholding at the highest rate applies.

A contract owner’s withholding election remains effective unless and until the owner revokes it. The contract owner may revoke or change a withholding election at any time.

Federal income tax withholding on non-periodic annuity payments (withdrawals)

Non-periodic distributions include partial withdrawals, total surrenders and death benefits. Payers generally withhold federal income tax at a flat 10% rate from (i) the taxable amount in the case of nonqualified contracts, and (ii) the payment amount in the case of traditional IRAs and Roth IRAs, where it is reasonable to assume an amount is includible in gross income.

As described below, there is no election out of federal income tax withholding if the payment is an eligible rollover distribution from a qualified plan or TSA contract. If a non-periodic distribution from a qualified plan or TSA contract is not an eligible rollover distribution then election out is permitted. If there is no election out, the 10% withholding rate applies.

Special rules for contracts funding qualified plans

The plan administrator is responsible for making all required notifications on tax matters to plan participants and to the IRS. See Appendix II at the end of this Prospectus.

Mandatory withholding from TSA contracts and qualified plan distributions

Unless the distribution is directly rolled over to another eligible retirement plan, eligible rollover distributions from TSA contracts and qualified plans are subject to mandatory 20% withholding. The plan administrator is responsible for withholding from qualified plan distributions and communicating to the recipient whether the distribution is an eligible rollover distribution.

Impact of taxes to the Company

The contracts provide that we may charge Separate Account No. 49 for taxes. We do not now, but may in the future set up reserves for such taxes.

We are entitled to certain tax benefits related to the investment of company assets, including assets of the separate account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you, since we are the owner of the assets from which tax benefits may be derived.

94

8. More information

About Separate Account No. 49

Each variable investment option is a subaccount of Separate Account No. 49. We established Separate Account No. 49 in 1996 under special provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable annuity contracts. We are the legal owner of all of the assets in Separate Account No. 49 and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our contracts. For example, we may withdraw amounts from Separate Account No. 49 that represent our investments in Separate Account No. 49 or that represent fees and charges under the contracts that we have earned. Also, we may, at our sole discretion, invest Separate Account No. 49 assets in any investment permitted by applicable law. The results of Separate Account No. 49’s operations are accounted for without regard to the Company’s other operations. The amount of some of our obligations under the contracts is based on the assets in Separate Account No. 49. However, the obligations themselves are obligations of the Company.

Separate Account No. 49 is registered under the Investment Company Act of 1940 and is registered and classified under that act as a “unit investment trust.” The SEC, however, does not manage or supervise the Company or Separate Account No. 49. Although Separate Account No. 49 is registered, the SEC does not monitor the activity of Separate Account No. 49 on a daily basis. The Company is not required to register, and is not registered, as an investment company under the Investment Company Act of 1940.

Each subaccount (variable investment option) within Separate Account No. 49 invests in shares issued by the corresponding Portfolio of its Trust.

We reserve the right subject to compliance with laws that apply:

(1)	to add variable investment options to, or to remove variable investment options from, Separate Account No. 49, or to add other separate accounts;

(2)	to combine any two or more variable investment options;

(3)	to transfer the assets we determine to be the shares of the class of contracts to which the contracts belong from any variable investment option to another variable investment option;

(4)

to operate Separate Account No. 49 or any variable investment option as a management investment company under the Investment Company Act of 1940 (in which case, charges and expenses that otherwise would be assessed against an underlying mutual fund would be assessed against Separate Account No. 49 or a variable investment option directly);

(5)	to deregister Separate Account No. 49 under the Investment Company Act of 1940;

(6)	to restrict or eliminate any voting rights as to Separate Account No. 49;

(7)	to cause one or more variable investment options to invest some or all of their assets in one or more other trusts or investment companies;

(8)	to limit or terminate contributions and limit transfers to any of the variable investment options; and

(9)	to limit the number of variable investment options you may elect.

If the exercise of these rights results in a material change in the underlying investment of Separate Account No. 49, you will be notified of such exercise, as required by law.

About the Trusts

The Trusts are registered under the Investment Company Act of 1940. They are classified as “open-end management investment companies,” more commonly called mutual funds. Each Trust issues different shares relating to each Portfolio.

The Trusts do not impose sales charges or “loads” for buying and selling their shares. All dividends and other distributions on the Trusts’ shares are reinvested in full. The Board of Trustees of each Trust serves for the benefit of each Trust’s shareholders. The Board of Trustees may take many actions regarding the Portfolios (for example, the Board of Trustees can establish additional Portfolios or eliminate existing Portfolios; change Portfolio investment objectives; and change Portfolio investment policies and strategies). In accordance with applicable law, certain of these changes may be implemented without a shareholder vote and, in certain instances, without advanced notice. More detailed information about certain actions subject to notice and shareholder vote for each Trust, and other information about the Portfolios, including portfolio investment objectives, policies, restrictions, risks, expenses, its Rule 12b-1 plan and other aspects of its operations, appears in the prospectuses for each Trust, which generally accompany this prospectus, or in their respective SAIs, which are available upon request.

About the general account

This contract is offered to customers through various financial institutions, brokerage firms and their affiliate insurance agencies. No financial institution, brokerage firm or insurance agency has any liability with respect to a contract’s account

95

value or any guaranteed benefits with which the contract was issued. The Company is solely responsible to the contract owner for the contract’s account value and such guaranteed benefits. The general obligations and any guaranteed benefits under the contract are supported by the Company’s general account and are subject to the Company’s claims paying ability. An owner should look to the financial strength of the Company for its claims-paying ability. Assets in the general account are not segregated for the exclusive benefit of any particular contract or obligation. General account assets are also available to the insurer’s general creditors and the conduct of its routine business activities, such as the payment of salaries, rent and other ordinary business expenses. For more information about the Company’s financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the variable investment options. You may also speak with your financial representative. For Accumulator® PlusSM contracts, credits allocated to your account value are funded from our general account.

The general account is subject to regulation and supervision by the New York State Department of Financial Services and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Interests under the contracts in the general account have not been registered and are not required to be registered under the Securities Act of 1933 because of exemptions and exclusionary provisions that apply. The general account is not required to register as an investment company under the Investment Company Act of 1940 and it is not registered as an investment company under the Investment Company Act of 1940. The contract is a “covered security” under the federal securities laws.

We have been advised that the staff of the SEC has not reviewed the portions of this Prospectus that relate to the general account . The disclosure with regard to the general account, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

About other methods of payment

Wire transmittals and electronic applications

We accept initial and subsequent contributions sent by wire to our processing office by agreement with certain broker-dealers. Such transmittals must be accompanied by information we require to allocate your contribution. Wire orders not accompanied by complete information may be retained as described under “How you can make your contributions” under “Contract features and benefits” earlier in this Prospectus.

Even if we accept the wire order and essential information, a contract generally will not be issued until we receive and accept a properly completed application. In certain cases we may issue a contract based on information provided through certain broker-dealers with which we have established electronic facilities. In any such cases, you must sign our Acknowledgement of Receipt form.

Where we require a signed application, the above procedures do not apply and no financial transactions will be permitted until we receive the signed application and have issued the contract. Where we issue a contract based on information provided through electronic facilities, we require an Acknowledgement of Receipt form, and financial transactions are only permitted if you request them in writing, sign the request and have it signature guaranteed, until we receive the signed Acknowledgement of Receipt form. After your contract has been issued, additional contributions may be transmitted by wire.

In general, the transaction date for electronic transmissions is the date on which we receive at our regular processing office all required information and the funds due for your contribution. We may also establish same-day electronic processing facilities with a broker-dealer that has undertaken to pay contribution amounts on behalf of its customers. In such cases, the transaction date for properly processed orders is the business day on which the broker-dealer inputs all required information into its electronic processing system. You can contact us to find out more about such arrangements.

After your contract has been issued, additional contributions may be transmitted by wire.

Automatic investment program — for NQ, Rollover IRA, Roth Conversion IRA, Flexible Premium IRA and Flexible Premium Roth IRA contracts only

You may use our automatic investment program, or “AIP,” to have a specified amount automatically deducted from a checking account, money market account, or credit union checking account and contributed as an additional contribution into an NQ, Rollover IRA, Roth Conversion IRA, Flexible Premium IRA or Flexible Premium Roth IRA contract on a monthly or quarterly basis. AIP is not available for QP, Inherited IRA beneficiary continuation (traditional IRA or Roth IRA) or Rollover TSA contracts. Please see Appendix VI later in this Prospectus to see if the automatic investment program is available in your state.

For NQ, Rollover IRA and Roth Conversion IRA contracts, the minimum amounts we will deduct are $100 monthly and $300 quarterly. For Flexible Premium IRA and Flexible Premium Roth IRA contracts, the minimum amount we will deduct is $50. Under the IRA contracts, these amounts are subject to the tax maximums. AIP additional contributions may be allocated to any of the variable investment options and the guaranteed interest option, but not the account for special dollar cost averaging (for Accumulator® and Accumulator® EliteSM contracts) or the account for special money market dollar cost averaging (for Accumulator® PlusSM and Accumulator® SelectSM contracts). You choose the day of the month you wish to have your account debited. However, you may not choose a date later than the 28th day of the month.

If the Guaranteed minimum income benefit converts to the Guaranteed withdrawal benefit for life at age 85, AIP will be

96

automatically terminated. For contracts with PGB, AIP will be automatically terminated at the end of the first six months.

You may cancel AIP at any time by notifying our processing office. We are not responsible for any debits made to your account before the time written notice of cancellation is received at our processing office.

Dates and prices at which contract events occur

We describe below the general rules for when, and at what prices, events under your contract will occur. Other portions of this Prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.

Business day

Our “business day” is generally any day the New York Stock Exchange (“NYSE”) is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the SEC. We may also close early due to such emergency conditions. Contributions will be applied and any other transaction requests will be processed when they are received along with all the required information unless another date applies as indicated below.

•	If your contribution, transfer or any other transaction request containing all the required information reaches us on any of the following, we will use the next business day:

—	on a non-business day;

—	after 4:00 p.m. Eastern Time on a business day; or

—	after an early close of regular trading on the NYSE on a business day.

•	A loan request under your Rollover TSA contract will be processed on the first business day of the month following the date on which the properly completed loan request form is received.

•

If your transaction is set to occur on the same day of the month as the contract date and that date is the 29th, 30th or 31st of the month, then the transaction will occur on the 1st day of the next month.

•	When a charge is to be deducted on a contract date anniversary that is a non-business day, we will deduct the charge on the next business day.

•

If we have entered into an agreement with your broker-dealer for automated processing of contributions and/or transfers upon receipt of customer order, your contribution and/or transfer will be considered received at the time your broker-dealer receives your contribution and/or transfer and all information needed to process your application, along with any required documents. Your broker-dealer will then transmit your order to us in accordance with our processing procedures. However, in such cases, your broker-dealer is considered a processing office for the purpose of receiving the contribution and/or transfer. Such arrangements may apply to initial contributions, subsequent contributions and/or transfers, and may be commenced or terminated at any time without prior notice. If required by law, the “closing time” for such orders will be earlier than 4:00 p.m., Eastern Time.

Contributions, credits and transfers

•	Contributions (and credits, for Accumulator® PlusSM contracts only) allocated to the variable investment options are invested at the unit value next determined after the receipt of the contribution.

•

Contributions (and credits, for Accumulator® PlusSM contracts only) allocated to the guaranteed interest option will receive the crediting rate in effect on that business day for the specified time period.

•

Initial contributions allocated to the account for special dollar cost averaging receive the interest rate in effect on that business day. At certain times, we may offer the opportunity to lock in the interest rate for an initial contribution to be received under Section 1035 exchanges and trustee to trustee transfers. Please note that the account for special dollar cost averaging is available to Accumulator® and Accumulator® EliteSM contract owners only. Your financial professional can provide information or you can call our processing office.

•	Transfers to or from variable investment options will be made at the unit value next determined after receipt of the transfer request.

•	Transfers to the guaranteed interest option will receive the crediting rate in effect on that business day for the specified time period.

•	For the interest sweep option, the first monthly transfer will occur on the last business day of the month following the month that we receive your election form at our processing office.

About your voting rights

As the owner of the shares of the Trusts, we have the right to vote on certain matters involving the Portfolios, such as:

•	the election of trustees; or

•	the formal approval of independent public accounting firms selected for each Trust; or

•	any other matters described in the prospectus for each Trust or requiring a shareholders’ vote under the Investment Company Act of 1940.

We will give contract owners the opportunity to instruct us how to vote the number of shares attributable to their contracts if a shareholder vote is taken. If we do not receive instructions in time from all contract owners, we will vote the shares of a Portfolio for which no instructions have been received in the same proportion as we vote shares of that

97

Portfolio for which we have received instructions. We will also vote any shares that we are entitled to vote directly because of amounts we have in a Portfolio in the same proportions that contract owners vote. One effect of proportional voting is that a small number of contract owners may determine the outcome of a vote.

The Trusts sell their shares to the Company separate accounts in connection with the Company’s variable annuity and/or variable life insurance products, and to separate accounts of insurance companies, both affiliated and unaffiliated with the Company. EQ Premier VIP Trust and EQ Advisors Trust also sell their shares to the trustee of a qualified plan for the Company. We currently do not foresee any disadvantages to our contract owners arising out of these arrangements. However, the Board of Trustees or Directors of each Trust intends to monitor events to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a Board’s response insufficiently protects our contract owners, we will see to it that appropriate action is taken to do so.

Separate Account No. 49 voting rights

If actions relating to the Separate Account require contract owner approval, contract owners will be entitled to one vote for each unit they have in the variable investment options. Each contract owner who has elected a variable annuity payout option may cast the number of votes equal to the dollar amount of reserves we are holding for that annuity in a variable investment option divided by the annuity unit value for that option. We will cast votes attributable to any amounts we have in the variable investment options in the same proportion as votes cast by contract owners.

Changes in applicable law

The voting rights we describe in this Prospectus are created under applicable federal securities laws. To the extent that those laws or the regulations published under those laws eliminate the necessity to submit matters for approval by persons having voting rights in separate accounts of insurance companies, we reserve the right to proceed in accordance with those laws or regulations.

COVID-19

The outbreak of the novel coronavirus known as COVID-19 was declared a pandemic by the World Health Organization in March 2020. Equity and financial markets have experienced increased volatility and negative returns, and interest rates have declined due to the COVID-19 pandemic and other market factors. Such events can adversely impact us and our operations. Management believes the Company is taking appropriate actions to mitigate the negative impact to our business and operations. However, the full impact of COVID-19 is unknown and cannot be reasonably estimated or predicted at this time as these events are still developing.

Moreover, these market conditions have impacted the performance of the funds underlying the variable investment options. If these market conditions continue, and depending on your individual circumstances (e.g., your selected invest-

ment options and the timing of any contributions, transfers, or withdrawals), you may experience (perhaps significant) negative returns under the contract. The duration of the COVID-19 pandemic, and the future impact that the pandemic may have on the financial markets and global economy, cannot be foreseen, however. You should consult with a financial professional about how the COVID-19 pandemic and the recent market conditions may impact your future investment decisions related to the contract, such as purchasing the contract or making contributions, transfers, or withdrawals, based on your individual circumstances.

Cybersecurity risks and catastrophic events

We rely heavily on interconnected computer systems and digital data to conduct our variable product business. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized use or abuse of confidential customer information. Systems failures and cyberattacks, as well as, any other catastrophic event, including natural and manmade disasters, public health emergencies, pandemic diseases, terrorist attacks, floods or severe storms affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us, our business operations and your account value. Systems failures and cyber-attacks may also interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate account values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. In addition, the occurrence of any pandemic disease (like COVID-19), natural disaster, terrorist attack or any other event that results in our workforce, and/or employees of service providers and/or third party administrators, being compromised and unable or unwilling to fully perform their responsibilities, could likewise result in interruptions in our service, including our ability to issue contracts and process contract transactions. Even if our workforce and employees of our service providers and/or third party administrators were able to work remotely, those remote work arrangements could result in our business operations being less efficient than under normal circumstances and lead to delays in our issuing contracts and processing of other contract-related transactions. Cybersecurity risks and catastrophic events may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. While there can be no assurance that we or the underlying funds or our service

98

providers will avoid losses affecting your contract due to cyber-attacks, information security breaches or other catastrophic events in the future, we take reasonable steps to mitigate these risks and secure our systems and business operations from such failures, attacks and events.

Statutory compliance

We have the right to change your contract without the consent of any other person in order to comply with any laws and regulations that apply, including but not limited to changes in the Internal Revenue Code, in Treasury Regulations or in published rulings of the Internal Revenue Service and in Department of Labor regulations.

Any change in your contract must be in writing and made by an authorized officer of the Company. We will provide notice of any contract change.

The benefits under your contract will not be less than the minimum benefits required by any state law that applies.

About legal proceedings

The Company and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a contract owner’s interest in Separate Account No. 49, nor would any of these proceedings be likely to have a material adverse effect upon the Separate Account, our ability to meet our obligations under the contracts, or the distribution of the contracts.

Financial statements

The financial statements of Separate Account No. 49, as well as the consolidated financial statements of the Company, are in the SAI. The financial statements of the Company have relevance to the contracts only to the extent that they bear upon the ability of the Company to meet its obligations under the contracts. The SAI is available free of charge. You may request one by writing to our processing office or calling 1-800-789-7771.

Transfers of ownership, collateral assignments, loans and borrowing

You can transfer ownership of an NQ contract at any time before annuity payments begin. We will continue to treat you as the owner until we receive written notification of any change at our processing office.

We may refuse to process a change of ownership of an NQ contract without appropriate documentation of status on IRS Form W-9 (or, if IRS Form W-9 cannot be provided because the entity is not a U.S. entity, on the appropriate type of Form W-8).

Following a change of ownership, the existing beneficiary designations will remain in effect until the new owner provides new designations.

If the Guaranteed minimum death benefit, Guaranteed minimum income benefit, the Earnings enhancement benefit, a PGB, and/or the Guaranteed withdrawal benefit for life

(collectively, the “Benefit”) is in effect, generally the Benefit will automatically terminate if you change ownership of the contract or if you assign the owner’s right to change the beneficiary or person to whom annuity payments will be made. The Benefit will not terminate if the ownership of the contract is transferred from a non-natural owner to an individual but the contract will continue to be based on the annuitant’s life. The Benefit will also not terminate if you transfer your individually-owned contract to a trust held for your (or your and your immediate family’s) benefit; the Benefit will continue to be based on your life. If you were not the annuitant under the individually-owned contract, you will become the annuitant when ownership is changed. Please speak with your financial professional for further information.

See Appendix VI later in this Prospectus for any state variations with regard to terminating any benefits under your contract.

You cannot assign or transfer ownership of an IRA, QP or Rollover TSA contract except by surrender to us. If your individual retirement annuity contract is held in your custodial individual retirement account, you may only assign or transfer ownership of such an IRA contract to yourself. Loans are not available and you cannot assign IRA and QP contracts as security for a loan or other obligation. Loans are available under a Rollover TSA contract only if permitted under the sponsoring employer’s plan.

For limited transfers of ownership after the owner’s death see “Beneficiary continuation option” in “Payment of death benefit” earlier in this Prospectus. You may direct the transfer of the values under your IRA, QP or Rollover TSA contract to another similar arrangement under Federal income tax rules. In the case of such a transfer that involves a surrender of your contract, we will impose a withdrawal charge, if one applies.

Loans are not available under your NQ contract.

In certain circumstances, you may collaterally assign all or a portion of the value of your NQ contract as security for a loan with a third party lender. The terms of the assignment are subject to our approval. The amount of the assignment may never exceed your account value on the day prior to the date we receive all necessary paperwork to effect the assignment. Only one assignment per contract is permitted, and any such assignment must be made prior to the first contract date anniversary. You must indicate that you have not purchased, and will not purchase, any other NQ deferred annuity contract issued by us or our affiliates in the same calendar year that you purchase the contract.

A collateral assignment does not terminate your benefits under the contract. However, all withdrawals, distributions and benefit payments, as well as the exercise of any benefits, are subject to the assignee’s prior approval and payment directions. We will follow such directions until the Company receives written notification satisfactory to us that the assignment has been terminated. If the owner or beneficiary fails to provide timely notification of the termination, it is possible that we could pay the assignee more than the amount of the assignment, or continue paying the assignee

99

pursuant to existing directions after the collateral assignment has in fact been terminated. Our payment of any death benefit to the beneficiary will also be subject to the terms of the assignment until we receive written notification satisfactory to us that the assignment has been terminated.

In some cases, an assignment or change of ownership may have adverse tax consequences. See “Tax information” earlier in this Prospectus.

About Custodial IRAs

For certain custodial IRA accounts, after your contract has been issued, we may accept transfer instructions by telephone, mail, facsimile or electronically from a broker-dealer, provided that we or your broker-dealer have your written authorization to do so on file. Accordingly, the Company will rely on the stated identity of the person placing instructions as authorized to do so on your behalf. The Company will not be liable for any claim, loss, liability or expenses that may arise out of such instructions. The Company will continue to rely on this authorization until it receives your written notification at its processing office that you have withdrawn this authorization. The Company may change or terminate telephone or electronic or overnight mail transfer procedures at any time without prior written notice and restrict facsimile, internet, telephone and other electronic transfer services because of disruptive transfer activity.

How divorce may affect your guaranteed benefits

Our optional benefits do not provide a cash value or any minimum account value. In the event that you and your spouse become divorced after you purchase a contract with a guaranteed benefit, we will not divide the benefit base as part of the divorce settlement or judgment. As a result of the divorce, we may be required to withdraw amounts from the account value to be paid to an ex-spouse. Any such withdrawal will be considered a withdrawal from the contract. This means that your guaranteed benefit will be reduced and a withdrawal charge may apply.

How divorce may affect your Joint Life GWBL

If you purchased the GWBL on a Joint Life basis and subsequently get divorced, your ex-spouse will not be eligible to receive payments under the GWBL. We will divide the contract as near as is practicable in accordance with the divorce decree and replace the original contract with two single life contracts. If the division of the contract occurs before any withdrawal has been made, the GWBL charge under the new contracts will be on a single life basis. The Applicable percentage for your Guaranteed annual withdrawal amount will be based on each respective individual’s age at the time of the first withdrawal and any subsequent Annual Ratchet.

If the division of the contract occurs after any withdrawal has been made, there is no change to either the GWBL charge (the charge will remain a Joint Life charge for each contract) or the Applicable percentage.

Distribution of the contracts

The contracts are distributed by both Equitable Advisors and Equitable Distributors. The Distributors serve as principal underwriters of Separate Account No. 49. The offering of the contracts is intended to be continuous.

Equitable Advisors is an affiliate of the Company, and Equitable Distributors is an indirect wholly owned subsidiary of the Company. The Distributors are under the common control of Equitable Holdings, Inc. Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. The Distributors are registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Both broker-dealers also act as distributors for other life and annuity products we issue.

The contracts are sold by financial professionals of Equitable Advisors and its affiliates. The contracts may also be sold by financial professionals of unaffiliated broker-dealers that have entered into selling agreements with Equitable Distributors (“Selling broker-dealers”).

The Company pays compensation to both Distributors based on contracts sold. The Company may also make additional payments to the Distributors, and the Distributors may, in turn, make additional payments to certain Selling broker-dealers. All payments will be in compliance with all applicable FINRA rules and other laws and regulations.

Although the Company takes into account all of its distribution and other costs in establishing the level of fees and charges under its contracts, none of the compensation paid to the Distributors or the Selling broker-dealers discussed in this section of the Prospectus are imposed as separate fees or charges under your contract. The Company, however, intends to recoup amounts it pays for distribution and other services through the fees and charges of the contract and payments it receives for providing administrative, distribution and other services to the Portfolios. For information about the fees and charges under the contract, see “Fee table” and “Charges and expenses” earlier in this Prospectus.

Equitable Advisors Compensation.  The Company pays compensation to Equitable Advisors based on contributions made on the contracts sold through Equitable Advisors (“contribution-based compensation”). The contribution-based compensation will generally not exceed 8.50% of total contributions. Equitable Advisors, in turn, may pay a portion of the contribution-based compensation received from the Company to the Equitable Advisors financial professional and/or the Selling broker-dealer making the sale. In some instances, a financial professional or a Selling broker-dealer may elect to receive reduced contribution-based compensation on a contract in combination with ongoing annual compensation of up to 1.20% of the account value of the contract sold (“asset-based compensation”). Total compensation paid to a financial professional or a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could, over time, exceed the total compensation that would otherwise be paid on the basis of contributions alone. The compensation paid by Equitable Advisors varies among financial professionals and among Selling broker-dealers. Equitable Advisors

100

also pays a portion of the compensation it receives to its managerial personnel. When a contract is sold by a Selling broker-dealer, the Selling broker-dealer, not Equitable Advisors, determines the amount and type of compensation paid to the Selling broker-dealer’s financial professional for the sale of the contract. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, as described below.

Equitable Advisors may receive compensation, and, in turn, pay its financial professionals a portion of such fee, from third party investment advisors to whom its financial professionals refer customers for professional management of the assets within their contract.

Equitable Advisors also pays its financial professionals and managerial personnel other types of compensation including service fees, expense allowance payments and health and retirement benefits. Equitable Advisors also pays its financial professionals, managerial personnel and Selling broker-dealers sales bonuses (based on selling certain products during specified periods) and persistency bonuses. Equitable Advisors may offer sales incentive programs to financial professionals and Selling broker-dealers who meet specified production levels for the sales of both the Company’s contracts and contracts offered by other companies. These incentives provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid education seminars and merchandise.

Differential compensation.  In an effort to promote the sale of the Company’s products, Equitable Advisors may pay its financial professionals and managerial personnel a greater percentage of contribution-based compensation and/or asset-based compensation for the sale of our contract than it pays for the sale of a contract or other financial product issued by a company other than us. Equitable Advisors may pay different compensation on the sale of the same product, based on such factors as distribution, group or sponsored arrangements, or based on older or newer versions, or series, of the same contract. Equitable Advisors also pay different levels of compensation based on different contract types. This practice is known as providing “differential compensation.” Differential compensation may involve other forms of compensation to Equitable Advisors personnel. Certain components of the compensation paid to managerial personnel are based on whether the sales involve the Company’s contracts. Managers earn higher compensation (and credits toward awards and bonuses) if the financial professionals they manage sell a higher percentage of the Company’s contracts than products issued by other companies. Other forms of compensation provided to its financial professionals and/or managerial personnel include health and retirement benefits, expense reimbursements, marketing allowances and contribution-based payments, known as “overrides.” For tax reasons, Equitable Advisors financial professionals qualify for health and retirement benefits based solely on their sales of the Company’s contracts and products sponsored by affiliates.

The fact that Equitable Advisors financial professionals receive differential compensation and additional payments may provide an incentive for those financial professionals to recommend our contract over a contract or other financial product issued by a company not affiliated with the Company. However, under applicable rules of FINRA and other federal and state regulatory authorities, Equitable Advisors financial professionals may only recommend to you products that they reasonably believe are suitable for you and, for certain accounts depending on applicable rules, that are in your best interest, based on the facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of Equitable Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation among products in the same category. For more information, contact your financial professional.

Equitable Distributors Compensation.  The Company pays contribution-based and asset-based compensation (together “compensation”) to Equitable Distributors. Contribution-based compensation is paid based on the Company’s contracts sold through Equitable Distributors’ Selling broker-dealers. Asset-based compensation is paid based on the aggregate account value of contracts sold through certain of Equitable Distributors’ Selling broker-dealers. Contribution-based compensation will generally not exceed 7.50% of the total contributions made under the contracts. Equitable Distributors, in turn, pays the contribution-based compensation it receives on the sale of a contract to the Selling broker-dealer making the sale. In some instances, the Selling broker-dealer may elect to receive reduced contribution-based compensation on the sale of the contract in combination with annual asset-based compensation of up to 1.25% of the account value of the contract sold. If a Selling broker-dealer elects to receive reduced contribution-based compensation on a contract, the contribution-based compensation which the Company pays to Equitable Distributors will be reduced by the same amount, and the Company will pay Equitable Distributors asset-based compensation on the contract equal to the asset-based compensation which Equitable Distributors pays to the Selling broker-dealer. Total compensation paid to a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could over time exceed the total compensation that would otherwise be paid on the basis of contributions alone. The contribution-based and asset-based compensation paid by Equitable Distributors varies among Selling broker-dealers.

The Selling broker-dealer, not Equitable Distributors, determines the amount and type of compensation paid to the Selling broker-dealer’s financial professional for the sale of the contract. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, such as differential compensation paid for various products.

101

The Company also pays Equitable Distributors compensation to cover its operating expenses and marketing services under the terms of the Company’s distribution agreements with Equitable Distributors.

Additional payments by Equitable Distributors to Selling broker-dealers.   Equitable Distributors may pay, out of its assets, certain Selling broker-dealers and other financial intermediaries additional compensation in recognition of services provided or expenses incurred. Equitable Distributors may also pay certain Selling broker-dealers or other financial intermediaries additional compensation for enhanced marketing opportunities and other services (commonly referred to as “marketing allowances”). Services for which such payments are made may include, but are not limited to, the preferred placement of the Company’s products on a company and/or product list; sales personnel training; product training; business reporting; technological support; due diligence and related costs; advertising, marketing and related services; conference; and/or other support services, including some that may benefit the contract owner. Payments may be based on ongoing sales, on the aggregate account value attributable to contracts sold through a Selling broker-dealer or such payments may be a fixed amount. For certain selling broker-dealers, Equitable Distributors increases the marketing allowance as certain sales thresholds are met. Equitable Distributors may also make fixed payments to Selling broker-dealers, for example in connection with the initiation of a new relationship or the introduction of a new product.

Additionally, as an incentive for the financial professionals of Selling broker-dealers to promote the sale of the Company’s products, Equitable Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as “compensation enhancements”). Equitable Distributors also has entered into agreements with certain selling broker-dealers in which the selling broker-dealer agrees to sell certain of our contracts exclusively.

These additional payments may serve as an incentive for Selling broker-dealers to promote the sale of the Company’s contracts over contracts and other products issued by other companies. Not all Selling broker-dealers receive additional payments, and the payments vary among Selling broker-dealers. The list below includes the names of Selling broker-dealers that we are aware (as of December 31, 2019) received additional payments. These additional payments ranged from $962.81 to $6,177,733.18. The Company and its affiliates may also have other business relationships with Selling broker-dealers, which may provide an incentive for the Selling broker-dealers to promote the sale of the Company’s contracts over contracts and other products issued by other companies. The list below includes any such Selling broker-dealer. For more information, ask your financial professional.

1st Global Capital Corp.

Allstate Financial Services, LLC

American Portfolios Financial Services

Ameriprise Financial Services

Avantax Investment Services, Inc.

BBVA Securities, Inc.

Cadaret, Grant & Co., Inc.

Cambridge Investment Research

Capital Investment Group

Centaurus Financial, Inc.

Cetera Financial Group

Citigroup Global Markets, Inc.

Citizens Investment Services

Commonwealth Financial Network

Community America Financial Solution

CUNA Brokerage Services

CUSO Financial Services, L.P.

DPL Financial Partners

Equity Services Inc.

Farmer’s Financial Solution

Galt Financial Group, Inc.

Geneos Wealth Management

Gradient Securities, LLC

H. Beck, Inc.

Independent Financial Group, LLC

Infinex Investments Inc.

Janney Montgomery Scott LLC

Kestra Investment Services, LLC

Key Investment Services LLC

Ladenburg Thalmann Advisor Network, LLC

Lincoln Financial Advisors Corp.

Lincoln Financial Securities Corp.

Lincoln Investment Planning

Lion Street Financial

LPL Financial Corporation

Lucia Securities, LLC

MML Investors Services, LLC

Morgan Stanley Smith Barney

Mutual of Omaha Investment Services, Inc.

Park Avenue Securities, LLC

PlanMember Securities Corp.

PNC Investments

Primerica Financial Services, Inc.

Prospera Financial Services

Pruco Securities, LLC

Raymond James

RBC Capital Markets Corporation

Robert W Baird & Company

Santander Securities Corp.

Sigma Financial Corporation

Stifel, Nicolaus & Company, Inc.

The Advisor Group (AIG)

The Huntington Investment Company

The Leaders Group, Inc.

TransAmerica Financial Advisors

U.S. Bank Center

UBS Financial Services Inc.

Valmark Securities, Inc.

Voya Financial Advisors, Inc.

Waddell & Reed, Inc.

Wells Fargo

102

Appendix I: Condensed financial information

The unit values and number of units outstanding shown below are for contracts offered under Separate Account No. 49 with the same daily asset charges of 1.30%.

Unit values and number of units outstanding at year end for each variable investment option, except for those options being offered for the first time after December 31, 2019.

	For the years ended December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
1290 VT GAMCO Mergers & Acquisitions
Unit value	$16.02	$14.94	$15.92	$15.19	$14.29	$14.11	$14.07	$12.84	$12.36	$12.36
Number of units outstanding (000’s)	1,377	1,518	1,648	1,761	1,993	2,168	2,329	2,496	2,756	2,379
1290 VT GAMCO Small Company Value
Unit value	$118.31	$97.17	$116.64	$101.78	$83.65	$89.88	$88.35	$64.35	$55.32	$58.08
Number of units outstanding (000’s)	1,236	1,344	1,465	1,615	1,762	1,937	2,180	2,397	2,477	2,518
EQ/400 Managed Volatility
Unit value	$16.58	$13.44	$15.53	$13.65	$11.56	$12.09	$11.25	—	—	—
Number of units outstanding (000’s)	1,738	1,929	2,148	2,392	2,545	2,587	2,940	—	—	—
EQ/2000 Managed Volatility
Unit value	$16.41	$13.36	$15.37	$13.68	$11.50	$12.27	$11.95	—	—	—
Number of units outstanding (000’s)	2,504	2,728	3,102	3,485	3,811	4,027	4,902	—	—	—
EQ/AB Short Duration Government Bond
Unit value	$9.40	$9.28	$9.30	$9.40	$9.51	$9.68	$9.86	—	—	—
Number of units outstanding (000’s)	7,473	7,803	8,140	8,667	9,572	10,553	12,464	—	—	—
EQ/AB Small Cap Growth
Unit value	$36.52	$28.95	$31.85	$26.30	$23.67	$24.70	$24.16	$17.72	$15.53	$15.84
Number of units outstanding (000’s)	1,650	1,850	1,976	2,095	2,376	2,458	2,885	3,306	3,319	3,127
EQ/Aggressive Allocation
Unit value	$22.05	$17.95	$19.92	$16.95	$15.78	$16.28	$15.75	$12.62	$11.20	$12.27
Number of units outstanding (000’s)	25,877	28,158	30,721	33,032	36,661	39,289	44,531	50,003	53,670	56,888
EQ/ClearBridge Select Equity Managed Volatility
Unit value	$18.67	$14.16	$15.96	$14.16	$12.67	$13.15	$12.15	$9.52	$8.45	$8.96
Number of units outstanding (000’s)	1,790	2,001	2,234	2,518	2,843	3,146	3,620	4,269	4,724	5,245
EQ/Conservative Allocation
Unit value	$14.18	$13.15	$13.54	$13.07	$12.86	$13.06	$12.90	$12.52	$12.13	$12.06
Number of units outstanding (000’s)	10,464	11,329	13,229	14,968	16,854	18,363	22,105	29,364	27,990	27,081

I-1

Unit values and number of units outstanding at year end for each variable investment option, except for those options being offered for the first time after December 31, 2019.  (continued)

	For the years ended December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
EQ/Conservative-Plus Allocation
Unit value	$16.28	$14.54	$15.29	$14.23	$13.77	$14.04	$13.79	$12.67	$11.96	$12.20
Number of units outstanding (000’s)	9,724	10,808	12,321	13,574	15,269	17,404	20,527	24,316	25,466	27,334
EQ/Common Stock Index
Unit value	$28.33	$22.04	$23.71	$19.94	$18.09	$18.34	$16.58	$12.68	$11.11	$11.20
Number of units outstanding (000’s)	2,933	3,265	3,604	3,907	4,327	4,508	5,166	5,761	6,092	6,298
EQ/Core Bond Index
Unit value	$11.18	$10.66	$10.77	$10.76	$10.75	$10.85	$10.73	$11.05	$10.85	$10.49
Number of units outstanding (000’s)	13,420	14,340	15,361	16,060	16,903	17,759	19,216	11,514	10,017	10,201
EQ/Equity 500 Index
Unit value	$31.95	$24.77	$26.40	$22.10	$20.13	$20.23	$18.15	$13.98	$12.29	$12.27
Number of units outstanding (000’s)	7,746	8,352	9,043	9,452	9,467	9,607	9,644	9,443	9,406	9,058
EQ/Franklin Balanced Managed Volatility
Unit value	$15.84	$13.77	$14.57	$13.42	$12.31	$12.87	$12.27	$10.85	$9.89	$10.01
Number of units outstanding (000’s)	6,525	7,096	7,885	8,423	9,179	9,683	9,336	9,124	8,799	9,074
EQ/Franklin Small Cap Value Managed Volatility
Unit value	$18.62	$15.03	$17.47	$15.84	$12.86	$13.94	$13.82	$10.25	$8.89	$9.96
Number of units outstanding (000’s)	1,602	1,720	1,948	2,133	2,324	2,549	3,170	3,707	3,891	3,834
EQ/Franklin Templeton Allocation Managed Volatility
Unit value	$14.17	$11.75	$13.04	$11.49	$10.63	$11.08	$10.64	$8.75	$7.73	$8.19
Number of units outstanding (000’s)	19,840	22,677	25,261	27,853	31,440	34,062	38,322	44,245	47,962	51,107
EQ/Global Equity Managed Volatility
Unit value	$37.90	$30.65	$35.36	$28.41	$27.55	$28.40	$28.30	$23.82	$20.63	$23.84
Number of units outstanding (000’s)	3,560	3,948	4,373	4,842	5,354	5,872	6,808	5,796	6,177	6,593
EQ/Intermediate Government Bond
Unit value	$11.03	$10.72	$10.78	$10.88	$10.97	$11.07	$11.05	$11.38	$11.42	$10.99
Number of units outstanding (000’s)	2,690	2,793	3,211	3,571	3,594	3,611	4,075	5,806	5,722	4,344
EQ/International Core Managed Volatility
Unit value	$18.12	$14.99	$17.85	$14.32	$14.48	$15.33	$16.57	$14.28	$12.44	$15.18
Number of units outstanding (000’s)	6,955	7,661	8,332	9,043	9,920	10,461	11,698	5,469	5,782	5,762
EQ/International Equity Index
Unit value	$16.52	$13.70	$16.37	$13.46	$13.34	$13.81	$15.03	$12.54	$10.93	$12.61
Number of units outstanding (000’s)	5,615	6,043	6,187	6,310	6,793	6,509	6,582	6,533	6,997	7,476

I-2

Unit values and number of units outstanding at year end for each variable investment option, except for those options being offered for the first time after December 31, 2019.  (continued)

	For the years ended December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
EQ/International Value Managed Volatility
Unit value	$17.75	$14.67	$17.80	$14.61	$14.70	$15.38	$16.78	$14.25	$12.29	$14.85
Number of units outstanding (000’s)	2,554	2,806	3,009	3,329	3,560	3,651	3,891	4,356	4,719	4,897
EQ/Janus Enterprise
Unit value	$32.28	$23.97	$24.73	$19.59	$20.74	$22.24	$22.69	$16.59	$15.46	$16.97
Number of units outstanding (000’s)	2,432	2,706	2,924	3,241	3,592	4,045	4,640	5,514	5,727	5,277
EQ/Large Cap Core Managed Volatility
Unit value	$28.67	$22.35	$24.20	$20.10	$18.54	$18.72	$16.99	$13.09	$11.53	$12.20
Number of units outstanding (000’s)	5,803	6,415	7,217	8,147	9,109	9,944	11,496	688	704	636
EQ/Large Cap Growth Index
Unit value	$39.64	$29.68	$30.77	$24.12	$22.98	$22.20	$20.04	—	—	—
Number of units outstanding (000’s)	2,731	3,025	3,167	3,301	3,323	2,957	2,586	—	—	—
EQ/Large Cap Growth Managed Volatility
Unit value	$36.65	$27.77	$29.00	$22.74	$21.83	$21.26	$19.39	$14.51	$12.93	$13.60
Number of units outstanding (000’s)	10,663	11,994	13,590	15,197	17,268	19,370	22,792	4,339	4,629	1,994
EQ/Large Cap Value Index
Unit value	$13.05	$10.53	$11.71	$10.50	$9.13	$9.68	$8.71	$6.71	$5.83	$5.92
Number of units outstanding (000’s)	5,334	5,661	6,310	6,860	7,455	7,885	6,966	6,475	7,147	3,116
EQ/Large Cap Value Managed Volatility
Unit value	$21.96	$17.74	$19.95	$17.76	$15.60	$16.47	$14.87	—	—	—
Number of units outstanding (000’s)	12,008	13,243	14,640	16,323	18,206	20,281	23,486	—	—	—
EQ/Mid Cap Index
Unit value	$29.19	$23.59	$27.07	$23.75	$20.06	$20.93	$19.45	$14.87	$12.87	$13.36
Number of units outstanding (000’s)	3,386	3,654	3,989	4,295	4,635	4,545	4,905	5,124	5,047	5,233
EQ/Mid Cap Value Managed Volatility
Unit value	$28.95	$23.17	$27.07	$24.42	$21.03	$22.08	$20.18	$15.36	$13.12	$14.68
Number of units outstanding (000’s)	4,219	4,616	5,138	5,680	6,390	7,044	8,025	6,944	7,540	8,296
EQ/Moderate Allocation
Unit value	$17.39	$15.25	$16.23	$14.80	$14.24	$14.55	$14.31	$12.82	$11.94	$12.39
Number of units outstanding (000’s)	47,218	53,205	59,491	66,003	74,759	83,289	96,339	111,818	118,023	126,015
EQ/Moderate-Plus Allocation
Unit value	$20.91	$17.65	$19.20	$16.93	$15.99	$16.41	$16.02	$13.55	$12.31	$13.12
Number of units outstanding (000’s)	66,819	74,366	81,792	89,897	101,038	110,962	127,540	147,400	159,713	169,708

I-3

Unit values and number of units outstanding at year end for each variable investment option, except for those options being offered for the first time after December 31, 2019.  (continued)

	For the years ended December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
EQ/Money Market
Unit value	$9.53	$9.52	$9.52	$9.61	$9.73	$9.86	$9.99	$10.12	$10.26	$10.39
Number of units outstanding (000’s)	1,610	1,841	2,484	2,604	3,101	3,394	6,043	6,061	5,652	5,496
EQ/Quality Bond PLUS
Unit value	$11.32	$10.85	$10.99	$10.98	$10.99	$11.11	$10.94	—	—	—
Number of units outstanding (000’s)	10,881	12,052	13,376	14,485	16,106	18,009	20,031	—	—	—
EQ/Small Company Index
Unit value	$29.92	$24.21	$27.66	$24.58	$20.66	$21.94	$21.20	$15.63	$13.70	$14.46
Number of units outstanding (000’s)	2,548	2,775	2,986	3,215	3,570	3,761	4,106	4,556	4,801	5,026
EQ/Templeton Global Equity Managed Volatility
Unit value	$14.27	$11.96	$13.80	$11.53	$11.09	$11.54	$11.57	$9.23	$7.84	$8.66
Number of units outstanding (000’s)	2,962	3,262	3,711	4,152	4,660	4,830	4,902	4,757	4,890	5,019
Multimanager Technology
Unit value	$46.18	$33.94	$33.62	$24.48	$22.77	$21.70	$19.36	$14.47	$12.92	$13.76
Number of units outstanding (000’s)	2,098	2,223	2,356	2,526	2,870	2,863	2,890	3,481	3,374	3,303

I-4

The unit values and number of units outstanding shown below are for contracts offered under Separate Account No. 49 with the same daily asset charges of 1.70%.

Unit values and number of units outstanding at year end for each variable investment option, except for those options being offered for the first time after December 31, 2019.

	For the years ending December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
1290 VT GAMCO Mergers & Acquisitions
Unit value	$15.37	$14.39	$15.40	$14.75	$13.94	$13.82	$13.83	$12.67	$12.25	$12.30
Number of units outstanding (000’s)	125	137	147	164	196	264	368	442	561	286
1290 VT GAMCO Small Company Value
Unit value	$67.16	$55.39	$66.75	$58.49	$48.26	$52.07	$51.39	$37.58	$32.44	$34.20
Number of units outstanding (000’s)	301	341	412	457	514	594	637	609	624	678
EQ/400 Managed Volatility
Unit value	$16.14	$13.14	$15.24	$13.45	$11.43	$12.01	$11.23	—	—	—
Number of units outstanding (000’s)	447	485	549	555	621	772	1,319	—	—	—
EQ/2000 Managed Volatility
Unit value	$15.97	$13.06	$15.08	$13.48	$11.37	$12.19	$11.92	—	—	—
Number of units outstanding (000’s)	532	588	687	774	887	887	1,025	—	—	—
EQ/AB Short Duration Government Bond
Unit value	$9.15	$9.07	$9.13	$9.26	$9.41	$9.62	$9.84	—	—	—
Number of units outstanding (000’s)	1,448	1,409	1,556	1,738	1,927	2,048	2,365	—	—	—
EQ/AB Small Cap Growth
Unit value	$42.56	$33.87	$37.41	$31.02	$28.03	$29.37	$28.85	$21.24	$18.69	$19.14
Number of units outstanding (000’s)	294	337	357	401	473	497	423	427	418	455
EQ/Aggressive Allocation
Unit value	$21.69	$17.72	$19.75	$16.87	$15.78	$16.34	$15.87	$12.77	$11.38	$12.51
Number of units outstanding (000’s)	3,061	3,441	3,770	4,204	4,914	4,910	5,337	5,804	6,354	7,808
EQ/ClearBridge Select Equity Managed Volatility
Unit value	$17.68	$13.47	$15.24	$13.58	$12.20	$12.72	$11.79	$9.28	$8.27	$8.80
Number of units outstanding (000’s)	350	379	436	435	501	581	637	898	1,002	1238
EQ/Conservative Allocation
Unit value	$13.27	$12.36	$12.77	$12.38	$12.23	$12.48	$12.37	$12.06	$11.73	$11.71
Number of units outstanding (000’s)	2,070	2,267	2,519	3,193	3,118	3,498	4,156	6,559	7,073	6,707
EQ/Conservative-Plus Allocation
Unit value	$15.24	$13.66	$14.43	$13.48	$13.10	$13.41	$13.22	$12.20	$11.56	$11.85
Number of units outstanding (000’s)	1,721	1,987	2,105	2,415	2,602	3,128	3,311	4,368	4,888	4,498
EQ/Common Stock Index
Unit value	$471.38	$368.21	$397.68	$335.80	$305.83	$311.29	$282.60	$217.02	$191.00	$193.27
Number of units outstanding (000’s)	24	26	29	32	35	38	42	41	45	55

I-5

Unit values and number of units outstanding at year end for each variable investment option, except for those options being offered for the first time after December 31, 2019.  (continued)

	For the years ending December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
EQ/Core Bond Index
Unit value	$13.58	$13.00	$13.20	$13.23	$13.27	$13.45	$13.36	$13.81	$13.62	$13.22
Number of units outstanding (000’s)	2,183	2,228	2,201	2,538	2,714	2,721	2,894	1,402	1,354	1,424
EQ/Equity 500 Index
Unit value	$63.58	$49.49	$52.97	$44.52	$40.71	$41.09	$37.00	$28.62	$25.27	$25.32
Number of units outstanding (000’s)	1,363	1,462	1,508	1,590	1,648	1,794	2,025	1,509	1,194	1278
EQ/Franklin Balanced Managed Volatility
Unit value	$15.00	$13.09	$13.92	$12.87	$11.86	$12.44	$11.91	$10.58	$9.68	$9.83
Number of units outstanding (000’s)	1,463	1,707	2,057	2,041	1,941	2,227	1,952	2,157	1,654	1,643
EQ/Franklin Small Cap Value Managed Volatility
Unit value	$17.64	$14.30	$16.69	$15.19	$12.38	$13.47	$13.42	$9.99	$8.70	$9.78
Number of units outstanding (000’s)	214	239	269	305	321	348	370	281	379	382
EQ/Franklin Templeton Allocation Managed Volatility
Unit value	$13.47	$11.21	$12.49	$11.05	$10.27	$10.74	$10.36	$8.55	$7.58	$8.07
Number of units outstanding (000’s)	2,134	2,643	2,751	2,893	3,436	3,709	3,972	3,946	4,136	4,481
EQ/Global Equity Managed Volatility
Unit value	$26.43	$21.46	$24.86	$20.06	$19.53	$20.22	$20.22	$17.09	$14.86	$17.25
Number of units outstanding (000’s)	626	703	853	935	1,105	1,216	1,438	1,036	1,149	1,440
EQ/Intermediate Government Bond
Unit value	$18.25	$17.82	$17.98	$18.23	$18.46	$18.70	$18.74	$19.38	$19.52	$18.86
Number of units outstanding (000’s)	224	253	227	230	223	255	317	470	458	948
EQ/International Core Managed Volatility
Unit value	$14.27	$11.85	$14.17	$11.41	$11.58	$12.32	$13.37	$11.57	$10.12	$12.39
Number of units outstanding (000’s)	1,379	1,524	1,716	1,902	2,110	2,384	2,740	1,808	2,069	2,230
EQ/International Equity Index
Unit value	$15.35	$12.78	$15.33	$12.65	$12.60	$13.09	$14.31	$11.98	$10.48	$12.15
Number of units outstanding (000’s)	1,854	2,057	2,013	2,039	2,219	2,215	1,905	1,245	1,332	1,511
EQ/International Value Managed Volatility
Unit value	$20.66	$17.14	$20.88	$17.21	$17.38	$18.26	$20.01	$17.06	$14.77	$17.93
Number of units outstanding (000’s)	422	472	543	587	667	708	630	751	843	914
EQ/Janus Enterprise
Unit value	$30.42	$22.68	$23.49	$18.68	$19.87	$21.38	$21.91	$16.09	$15.05	$16.59
Number of units outstanding (000’s)	397	443	502	525	656	786	835	870	927	889
EQ/Large Cap Core Managed Volatility
Unit value	$20.43	$15.99	$17.39	$14.50	$13.43	$13.62	$12.41	$9.60	$8.49	$9.02
Number of units outstanding (000’s)	1,694	1,881	2,139	2,469	2,846	3,196	3,676	277	284	330
EQ/Large Cap Growth Index
Unit value	$20.79	$15.63	$16.27	$12.80	$12.25	$11.88	$10.77	—	—	—
Number of units outstanding (000’s)	1,105	1,179	1,444	1,477	1,661	1,588	1,619	—	—	—

I-6

Unit values and number of units outstanding at year end for each variable investment option, except for those options being offered for the first time after December 31, 2019.  (continued)

	For the years ending December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
EQ/Large Cap Growth Managed Volatility
Unit value	$39.00	$29.67	$31.11	$24.49	$23.61	$23.09	$21.14	$15.89	$14.21	$15.00
Number of units outstanding (000’s)	1,628	1,851	2,112	2,387	2,804	3,163	4,038	924	1,071	204
EQ/Large Cap Value Index
Unit value	$12.32	$9.98	$11.14	$10.03	$8.76	$9.32	$8.42	$6.51	$5.68	$5.80
Number of units outstanding (000’s)	1,913	2,107	2,594	2,856	2,931	3,122	2,839	1,321	1,412	832
EQ/Large Cap Value Managed Volatility
Unit value	$23.78	$19.28	$21.78	$19.46	$17.16	$18.19	$16.49	—	—	—
Number of units outstanding (000’s)	2,018	2,265	2,579	2,900	3,293	3,718	4,641	—	—	—
EQ/Mid Cap Index
Unit value	$23.23	$18.84	$21.71	$19.12	$16.22	$16.99	$15.86	$12.17	$10.57	$11.02
Number of units outstanding (000’s)	1,159	1,284	1,420	1,525	1,666	1,709	1,646	1,423	1,481	1,672
EQ/Mid Cap Value Managed Volatility
Unit value	$29.78	$23.93	$28.08	$25.43	$21.99	$23.19	$21.28	$16.26	$13.95	$15.67
Number of units outstanding (000’s)	890	990	1,151	1,295	1,481	1,535	1,593	1,445	1,617	1,830
EQ/Moderate Allocation
Unit value	$60.28	$53.07	$56.70	$51.94	$50.15	$51.47	$50.82	$45.70	$42.73	$44.54
Number of units outstanding (000’s)	1,553	1,703	1,925	2,183	2,446	2,798	3,211	3,732	3,918	4,434
EQ/Moderate-Plus Allocation
Unit value	$19.56	$16.59	$18.11	$16.04	$15.21	$15.67	$15.37	$13.05	$11.90	$12.74
Number of units outstanding (000’s)	9,488	10,600	11,869	13,349	15,224	17,113	19,057	20,839	22,803	24,918
EQ/Money Market
Unit value	$23.72	$23.77	$23.88	$24.20	$24.61	$25.04	$25.47	$25.91	$26.36	$26.82
Number of units outstanding (000’s)	195	259	264	321	334	350	426	514	623	729
EQ/Quality Bond PLUS
Unit value	$15.64	$15.06	$15.31	$15.36	$15.44	$15.67	$15.49	—	—	—
Number of units outstanding (000’s)	1,387	1,470	1,608	1,739	2,008	2,174	2,473	—	—	—
EQ/Small Company Index
Unit value	$31.73	$25.78	$29.58	$26.39	$22.27	$23.74	$23.04	$17.05	$15.01	$15.91
Number of units outstanding (000’s)	521	568	600	647	696	761	821	733	734	850

I-7

Unit values and number of units outstanding at year end for each variable investment option, except for those options being offered for the first time after December 31, 2019.  (continued)

	For the years ending December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
EQ/Templeton Global Equity Managed Volatility
Unit value	$13.52	$11.37	$13.18	$11.06	$10.68	$11.16	$11.23	$9.00	$7.67	$8.51
Number of units outstanding (000’s)	1,024	1,142	1,383	1,540	1,781	1,730	1,477	634	657	694
Multimanager Technology
Unit value	$36.71	$27.09	$26.94	$19.70	$18.39	$17.60	$15.77	$11.83	$10.61	$11.34
Number of units outstanding (000’s)	403	446	479	439	525	503	487	572	579	705

I-8

Appendix II: Purchase considerations for QP contracts(1)

This information is provided for historical purposes only. The contracts are no longer available to new purchasers.

Trustees who are considering the purchase of an Accumulator® Series QP contract should discuss with their tax and ERISA advisers whether this is an appropriate investment vehicle for the employer’s plan. There are significant issues in the purchase of an Accumulator® Series QP contract in a defined benefit plan. The QP contract and this Prospectus should be reviewed in full, and the following factors, among others, should be noted. Trustees should consider whether the plan provisions permit the investment of plan assets in the QP contract, the distribution of such an annuity, the purchase of the Guaranteed minimum income benefit and other guaranteed benefits, and the payment of death benefits in accordance with the requirements of the federal income tax rules. Assuming continued plan qualification and operation, earnings on qualified plan assets will accumulate value on a tax-deferred basis even if the plan is not funded by the Accumulator® Series QP contract or another annuity contract. Therefore, you should purchase an Accumulator® Series QP contract to fund a plan for the contract’s features and benefits and not for tax deferral, after considering the relative costs and benefits of annuity contracts and other types of arrangements and funding vehicles.

This QP contract accepts only transfer contributions from other investments within an existing qualified plan trust. We will not accept ongoing payroll contributions or contributions directly from the employer. For 401(k) plans, no employee after-tax contributions are accepted. A “designated Roth contribution account” is not available in the QP contract. Checks written on accounts held in the name of the employer instead of the plan or the trust will not be accepted. Only one additional transfer contribution may be made per contract year. The maximum contribution age is 75 (70, under Accumulator® PlusSM contracts), or if later, the first contract date anniversary.

If amounts attributable to an excess or mistaken contribution must be withdrawn, either or both of the following may apply: (1) withdrawal charges; or (2) benefit base adjustments to an optional benefit. If in a defined benefit plan the plan’s actuary determines that an overfunding in the QP contract has occurred, then any transfers of plan assets out of the QP contract may also result in withdrawal charges or benefit base adjustments on the amount being transferred.

In order to purchase the QP contract for a defined benefit plan, the plan’s actuary will be required to determine a current dollar value of each plan participant’s accrued benefit so that individual contracts may be established for each plan participant. We do not permit defined contribution or defined benefit plans to pool plan assets attributable to the accrued benefits of multiple plan participants.

For defined benefit plans, the maximum percentage of actuarial value of the plan participant’s normal retirement benefit that can be funded by a QP contract is 80%. The account value under a QP contract may at any time be more or less than the lump sum actuarial equivalent of the accrued benefit for a defined benefit plan participant. The Company does not guarantee that the account value under a QP contract will at any time equal the actuarial value of 80% of a participant/employee’s accrued benefit.

All payments under the contract will be made to the plan trust owner. If the plan rolls over a contract into an IRA for the benefit of a former plan participant through a contract conversion, it is the plan’s responsibility to adjust the value of the contract to the actuarial equivalent of the participant’s benefit prior to the contract conversion.

The Company’s only role is that of the issuer of the contract. The Company is not the plan administrator. The Company will not perform or provide any plan recordkeeping services with respect to the QP contracts. The plan’s administrator will be solely responsible for performing or providing for all such services. There is no loan feature offered under the QP contracts, so if the plan provides for loans and a participant takes a loan from the plan, other plan assets must be used as the source of the loan and any loan repayments must be credited to other investment vehicles and/or accounts available under the plan. The Company will never make payments under a QP contract to any person other than the plan trust owner.

Given that lifetime required minimum distributions must generally commence from the plan for annuitants after age 72, trustees should consider:

•	whether required minimum distributions under QP contracts would cause withdrawals in excess of 4% (or 5% or 6%, if applicable) of the Guaranteed minimum income benefit Roll-Up benefit base;

(1)	QP contracts are available for Accumulator®, Accumulator® PlusSM and Accumulator® EliteSM contract owners only.

II-1

•

that provisions in the Treasury Regulations on required minimum distributions require that the actuarial present value of additional annuity contract benefits be added to the dollar amount credited for purposes of calculating required minimum distributions. This could increase the amounts required to be distributed; and

•	that if the Guaranteed minimum income benefit is automatically exercised as a result of the no lapse guarantee, payments will be made to the plan trust and may not be rollover eligible.

Finally, because the method of purchasing the QP contract, including the large initial contribution, and the features of the QP contract may appeal more to plan participants/employees who are older and tend to be highly paid, and because certain features of the QP contract are available only to plan participants/employees who meet certain minimum and/or maximum age requirements, plan trustees should discuss with their advisers whether the purchase of the QP contract would cause the plan to engage in prohibited discrimination in contributions, benefits or otherwise.

II-2

Appendix III: Enhanced death benefit example

The death benefit under the contract is equal to the account value or, if greater, the enhanced death benefit, if elected.

The following illustrates the enhanced death benefit calculation for Accumulator®, Accumulator® EliteSM and Accumulator® SelectSM contracts. The enhanced death benefit calculation for Accumulator® PlusSM contracts is illustrated on the next page. Assuming $100,000 is allocated to the variable investment options (with no allocation to the EQ/Money Market or the guaranteed interest option), no additional contributions, no transfers, no withdrawals and no loans under a Rollover TSA contract, the enhanced death benefit for an owner age 45 would be calculated as follows:

End of Contract Year	Account Value	6% Roll-Up to age 85 benefit base	5% Roll-Up to age 85 benefit base	4% Roll-Up to age 85 benefit base	Annual Ratchet to age 85 benefit base
1	$104,000	$106,000(4)	$105,000(6)	$104,000(8)	$104,000(1)
2	$114,400	$112,360(3)	$110,250(5)	$108,160(7)	$114,400(1)
3	$128,128	$119,102(3)	$115,763(5)	$112,486(7)	$128,128(1)
4	$102,502	$126,248(3)	$121,551(5)	$116,986(7)	$128,128(2)
5	$112,753	$133,823(4)	$127,628(5)	$121,665(7)	$128,128(2)
6	$126,283	$141,852(4)	$134,010(6)	$126,532(7)	$128,128(2)
7	$126,283	$150,363(4)	$140,710(6)	$131,593(8)	$128,128(2)

The account values for contract years 1 through 7 are based on hypothetical rates of return of 4.00%, 10.00%, 12.00%, (20.00)%, 10.00%, 12.00% and 0.00%. We are using these rates solely to illustrate how the benefit is determined. The return rates bear no relationship to past or future investment results.

Annual Ratchet to age 85

(1)	At the end of contract years 1 through 3, the Annual Ratchet to age 85 enhanced death benefit is equal to the current account value.

(2)

At the end of contract years 4 through 7, the death benefit is equal to the Annual Ratchet to age 85 enhanced death benefit at the end of the prior year since it is higher than the current account value.

Greater of 6% Roll-Up to age 85 or Annual Ratchet to age 85

The enhanced death benefit under this option for each year shown would be the greater of the amounts shown under the 6% Roll-Up to age 85 or the Annual Ratchet to age 85.

(3)	At the end of contract years 2 through 4, the enhanced death benefit will be based on the Annual Ratchet to age 85.

(4)	At the end of contract years 1 and 5 through 7, the enhanced death benefit will be based on the 6% Roll-Up to age 85.

Greater of 5% Roll-Up to age 85 or Annual Ratchet to age 85

The enhanced death benefit under this option for each year shown would be the greater of the amounts shown under the 5% Roll-Up to age 85 or the Annual Ratchet to age 85.

(5)	At the end of contract years 2 through 5, the enhanced death benefit will be based on the Annual Ratchet to age 85.

(6)	At the end of contract years 1, 6 and 7, the enhanced death benefit will be based on the 5% Roll-Up to age 85.

Greater of 4% Roll-Up to age 85 or Annual Ratchet to age 85

The enhanced death benefit under this option for each year shown would be the greater of the amounts shown under the 4% Roll-Up to age 85 or the Annual Ratchet to age 85.

(7)	At the end of contract years 2 through 6, the enhanced death benefit will be based on the Annual Ratchet to age 85.

(8)	At the end of contract years 1 and 7, the enhanced death benefit will be based on the 4% Roll-Up to age 85.

III-1

The following illustrates the enhanced death benefit calculation for Accumulator® PlusSM contracts. Assuming $100,000 is allocated to the variable investment options (with no allocation to the EQ/Money Market or the guaranteed interest option), no additional contributions, no transfers, no withdrawals and no loans under a Rollover TSA contract, the enhanced death benefit for an owner age 45 would be calculated as follows:

End of Contract Year	Account Value	6% Roll-up to age 85 benefit base	5% Roll-Up to age 85 benefit base	4% Roll-Up to age 85 benefit base	Annual Ratchet to age 85 benefit base
1	$108,160	$106,000(3)	$105,000(5)	$104,000(7)	$108,160(1)
2	$118,976	$112,360(3)	$110,250(5)	$108,160(7)	$118,976(1)
3	$133,253	$119,102(3)	$115,763(5)	$112,486(7)	$133,253(1)
4	$106,603	$126,248(3)	$121,551(5)	$116,986(7)	$133,253(2)
5	$117,263	$133,823(4)	$127,628(5)	$121,665(7)	$133,253(2)
6	$131,334	$141,852(4)	$134,010(6)	$126,532(7)	$133,253(2)
7	$131,334	$150,363(4)	$140,710(6)	$131,593(7)	$133,253(2)

The account values for contract years 1 through 7 are based on hypothetical rates of return of 4.00%, 10.00%, 12.00%, (20.00)%, 10.00%, 12.00% and 0.00%. We are using these rates solely to illustrate how the benefit is determined. The return rates bear no relationship to past or future investment results.

Annual Ratchet to age 85

(1)	At the end of contract years 1 through 3, the Annual Ratchet to age 85 enhanced death benefit is equal to the current account value.

(2)

At the end of contract years 4 through 7, the death benefit is equal to the Annual Ratchet to age 85 enhanced death benefit at the end of the prior year since it is higher than the current account value.

Greater of 6% Roll-Up to age 85 or Annual Ratchet to age 85

The enhanced death benefit under this option for each year shown would be the greater of the amounts shown under the 6% Roll-Up to age 85 or the Annual Ratchet to age 85.

(3)	At the end of contract years 1 through 4, the enhanced death benefit will be based on the Annual Ratchet to age 85.

(4)	At the end of contract years 5 and 7, the enhanced death benefit will be based on the 6% Roll-Up to age 85.

Greater of 5% Roll-Up to age 85 or Annual Ratchet to age 85

The enhanced death benefit under this option for each year shown would be the greater of the amounts shown under the 5% Roll-Up to age 85 or the Annual Ratchet to age 85.

(5)	At the end of contract years 1 through 5, the enhanced death benefit will be based on the Annual Ratchet to age 85.

(6)	At the end of contract years 6 and 7, the enhanced death benefit will be based on the 5% Roll-Up to age 85.

Greater of 4% Roll-Up to age 85 or Annual Ratchet to age 85

The enhanced death benefit under this option for each year shown would be the greater of the amounts shown under the 4% Roll-Up to age 85 or the Annual Ratchet to age 85.

(7)	At the end of contract years 1 through 7, the enhanced death benefit will be based on the Annual Ratchet to age 85.

III-2

Appendix IV: Hypothetical illustrations

ILLUSTRATION OF ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED MINIMUM BENEFITS

The following tables illustrate the changes in account value, cash value and the values of the “Greater of 4% Roll-Up to age 85 or the Annual Ratchet to age 85” enhanced death benefit, the Earnings enhancement benefit and the Guaranteed minimum income benefit, including the conversion to the Guaranteed withdrawal benefit for life at age 85, under certain hypothetical circumstances for Accumulator®, Accumulator® PlusSM, Accumulator® EliteSM and Accumulator® SelectSM contracts, respectively. The table illustrates the operation of a contract based on a male, issue age 60, who makes a single $100,000 contribution to variable investment options that roll-up at 4% only and takes no withdrawals. The amounts shown are for the beginning of each contract year and assume that all of the account value is invested in Portfolios that achieve investment returns at constant gross annual rates of 0% and 6% (i.e., before any investment management fees, 12b-1 fees or other expenses are deducted from the underlying portfolio assets). After the deduction of the arithmetic average of the investment management fees, 12b-1 fees and other expenses of all of the underlying portfolios (as described below), the corresponding net annual rates of return would be (2.17)% and 3.83% for Accumulator® contracts; (2.42)% and 3.58% for Accumulator® PlusSM contracts; (2.52)% and 3.48% for Accumulator® EliteSM contracts; and (2.57)% and 3.43% for Accumulator® SelectSM contracts at the 0% and 6% gross annual rates, respectively. These net annual rates of return reflect the trust and separate account level charges, but they do not reflect the charges we deduct from your account value annually for the enhanced death benefit, the Earnings enhancement benefit, the Guaranteed minimum income benefit and Guaranteed withdrawal benefit for life features, as well as the annual administrative charge. If the net annual rates of return did reflect these charges, the net annual rates of return shown would be lower; however, the values shown in the following tables reflect the following contract charges: the “Greater of 4% Roll-Up to age 85 or Annual Ratchet to age 85” enhanced death benefit charge, the Earnings enhancement benefit charge, the Guaranteed minimum income benefit charge and any applicable administrative charge and withdrawal charge. The values shown under “Lifetime annual guaranteed minimum income benefit” for ages 85 and under reflect the lifetime income that would be guaranteed if the Guaranteed minimum income benefit is selected at that contract date anniversary. An “N/A” in these columns indicates that the benefit is not exercisable in that year. A “0” under any of the death benefit and/or “Lifetime annual guaranteed minimum income benefit” columns indicates that the contract has terminated due to insufficient account value. However, the Guaranteed minimum income benefit has been automatically exercised, and the owner is receiving lifetime payments.

The values shown under “GWBL Benefit Base” reflect the amount used in calculating the amount payable under the Guaranteed withdrawal benefit for life, and the values shown under “Guaranteed Annual Withdrawal Amount” reflect the amount that an owner would be able to withdraw each year for life based on that benefit base, if the owner began taking withdrawals in that contract year. An “N/A” in these columns indicates that the benefit is not exercisable in that year. A “0” under any of the death benefit, “GWBL benefit” and/or “Guaranteed Annual Withdrawal Amount” columns, for ages 85 and above, indicates that the contract has terminated due to insufficient account value. As the Guaranteed Annual Withdrawal Amount in those years is $0, the owner would receive no further payments.

With respect to fees and expenses deducted from assets of the underlying portfolios, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of 0.34%, (2) an assumed average asset charge for all other expenses of the underlying portfolios equivalent to an effective annual rate of 0.28% and (3) 12b-1 fees equivalent to an effective annual rate of 0.25%. These rates are the arithmetic average for all Portfolios that are available as investment options. In other words, they are based on the hypothetical assumption that account values are allocated equally among the variable investment options. The actual rates associated with any contract will vary depending upon the actual allocation of account value among the investment options. These rates do not reflect expense limitation arrangements in effect with respect to certain of the underlying portfolios as described in the footnotes to the fee table for the underlying portfolios in “Fee table” earlier in this Prospectus. With these arrangements, the charges shown above would be lower. This would result in higher values than those shown in the following tables.

Because your circumstances will no doubt differ from those in the illustrations that follow, values under your contract will differ, in most cases substantially. Please note that in certain states, we apply annuity purchase factors that are not based on the sex of the annuitant. Upon request, we will furnish you with a personalized illustration.

Variable deferred annuity

Accumulator®

$100,000 Single contribution and no withdrawals

Male, issue age 60

Benefits:

Greater of 4% Roll-Up to age 85 or Annual Ratchet to age 85 Guaranteed minimum death benefit

Earnings enhancement benefit

Guaranteed minimum income benefit, including the conversion to the Guaranteed withdrawal benefit for life at age 85

Age	Contract Year	Account Value		Cash Value		Greater of 4% Roll-Up to age 85 or the Annual Ratchet to age 85 Guaranteed Minimum Death Benefit		Total Death Benefit with the Earnings enhancement benefit		Lifetime Annual Guaranteed Minimum Income Benefit: Guaranteed Income			Lifetime Annual Guaranteed Minimum Income Benefit: Hypothetical Income
		0%	6%	0%	6%	0%	6%	0%	6%	0%		6%	0%	6%
60	0	100,000	100,000	93,000	93,000	100,000	100,000	100,000	100,000	N/A		N/A	N/A	N/A
61	1	95,408	101,387	88,408	94,387	104,000	104,000	105,600	105,600	N/A		N/A	N/A	N/A
62	2	90,847	102,738	83,847	95,738	108,160	108,160	111,424	111,424	N/A		N/A	N/A	N/A
63	3	86,315	104,050	80,315	98,050	112,486	112,486	117,481	117,481	N/A		N/A	N/A	N/A
64	4	81,807	105,317	75,807	99,317	116,986	116,986	123,780	123,780	N/A		N/A	N/A	N/A
65	5	77,318	106,535	72,318	101,535	121,665	121,665	130,331	130,331	N/A		N/A	N/A	N/A
66	6	72,845	107,697	69,845	104,697	126,532	126,532	137,145	137,145	N/A		N/A	N/A	N/A
67	7	68,383	108,799	67,383	107,799	131,593	131,593	144,230	144,230	N/A		N/A	N/A	N/A
68	8	63,928	109,833	63,928	109,833	136,857	136,857	151,600	151,600	N/A		N/A	N/A	N/A
69	9	59,475	110,794	59,475	110,794	142,331	142,331	159,264	159,264	N/A		N/A	N/A	N/A
70	10	55,020	111,674	55,020	111,674	148,024	148,024	167,234	167,234	7,298		7,298	7,298	7,298
75	15	32,441	114,595	32,441	114,595	180,094	180,094	212,132	212,132	10,067		10,067	10,067	10,067
80	20	9,089	114,195	9,089	114,195	219,112	219,112	266,757	266,757	13,936		13,936	13,936	13,936
85	25	0	109,023	0	109,023	0	266,584	0	314,229	NA	(2)	21,033	0	21,033

After conversion of the Guaranteed minimum income benefit to the Guaranteed withdrawal benefit for life at age 85

Age	Contract Year	Account Value		Cash Value		Greater of 4% Roll-Up to age 85 or the Annual Ratchet to age 85 Guaranteed Minimum Death Benefit		Total Death Benefit with the Earnings enhancement benefit		GWBL Benefit Base		Guaranteed Annual Withdrawal Amount
		0%	6%	0%	6%	0%	6%	0%	6%	0%	6%	0%	6%
85	25	0	109,023	0	109,023	0	266,584	0	314,229	0	266,584	0	10,663
90	30	0	100,028	0	100,028	0	266,584	0	314,229	0	266,584	0	10,663
95	35	0	89,422	0	89,422	0	266,584	0	314,229	0	266,584	0	10,663

The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The account value, cash value and guaranteed benefits for a contract would be different from the ones shown if the actual gross rate of investment return averaged 0% or 6% over a period of years, but also fluctuated above or below the average for individual contract years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.

Variable deferred annuity

Accumulator® PlusSM

$100,000 Single contribution and no withdrawals

Male, issue age 60

Benefits:

Greater of 4% Roll-Up to age 85 or Annual Ratchet to age 85 Guaranteed minimum death benefit

Earnings enhancement benefit

Guaranteed minimum income benefit, including the conversion to the Guaranteed withdrawal benefit for life at age 85

Age	Contract Year	Account Value		Cash Value		Greater of 4% Roll-Up to age 85 or the Annual Ratchet to age 85 Guaranteed Minimum Death Benefit		Total Death Benefit with the Earnings enhancement benefit		Lifetime Annual Guaranteed Minimum Income Benefit: Guaranteed Income			Lifetime Annual Guaranteed Minimum Income Benefit: Hypothetical Income
		0%	6%	0%	6%	0%	6%	0%	6%	0%		6%	0%	6%
60	0	104,000	104,000	96,000	96,000	100,000	100,000	100,000	100,000	N/A		N/A	N/A	N/A
61	1	99,048	105,241	91,048	97,241	104,000	105,241	105,600	107,338	N/A		N/A	N/A	N/A
62	2	94,150	106,438	86,150	98,438	108,160	109,451	111,424	113,231	N/A		N/A	N/A	N/A
63	3	89,300	107,586	82,300	100,586	112,486	113,829	117,481	119,361	N/A		N/A	N/A	N/A
64	4	84,494	108,680	77,494	101,680	116,986	118,382	123,780	125,735	N/A		N/A	N/A	N/A
65	5	79,727	109,715	73,727	103,715	121,665	123,117	130,331	132,364	N/A		N/A	N/A	N/A
66	6	74,995	110,684	69,995	105,684	126,532	128,042	137,145	139,259	N/A		N/A	N/A	N/A
67	7	70,292	111,582	66,292	107,582	131,593	133,164	144,230	146,429	N/A		N/A	N/A	N/A
68	8	65,614	112,402	62,614	109,402	136,857	138,490	151,600	153,887	N/A		N/A	N/A	N/A
69	9	60,955	113,138	58,955	111,138	142,331	144,030	159,264	161,642	N/A		N/A	N/A	N/A
70	10	56,312	113,783	56,312	113,783	148,024	149,791	167,234	169,708	7,298		7,385	7,298	7,385
75	15	33,051	115,351	33,051	115,351	180,094	182,244	212,132	215,142	10,067		10,187	10,067	10,187
80	20	9,350	113,300	9,350	113,300	219,112	221,728	266,757	270,419	13,936		14,102	13,936	14,102
85	25	0	106,164	0	106,164	0	269,766	0	318,457	NA	(2)	21,285	0	21,285

After conversion of the Guaranteed minimum income benefit to the Guaranteed withdrawal benefit for life at age 85

Age	Contract Year	Account Value		Cash Value		Greater of 4% Roll-Up to age 85 or the Annual Ratchet to age 85 Guaranteed Minimum Death Benefit		Total Death Benefit with the Earnings enhancement benefit		GWBL Benefit Base		Guaranteed Annual Withdrawal Amount
		0%	6%	0%	6%	0%	6%	0%	6%	0%	6%	0%	6%
85	25	0	106,164	0	106,164	0	269,766	0	318,457	0	269,766	0	10,791
90	30	0	94,959	0	94,959	0	269,766	0	318,457	0	269,766	0	10,791
95	35	0	81,907	0	81,907	0	269,766	0	318,457	0	269,766	0	10,791

The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The account value, cash value and guaranteed benefits for a contract would be different from the ones shown if the actual gross rate of investment return averaged 0% or 6% over a period of years, but also fluctuated above or below the average for individual contract years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.

Variable deferred annuity

Accumulator® EliteSM

$100,000 Single contribution and no withdrawals

Male, issue age 60

Benefits:

Greater of 4% Roll-Up to age 85 or Annual Ratchet to age 85 Guaranteed minimum death benefit Earnings enhancement benefit

Guaranteed minimum income benefit, including the conversion to the Guaranteed withdrawal benefit for life at age 85

Age	Contract Year	Account Value		Cash Value		Greater of 4% Roll-Up to age 85 or the Annual Ratchet to age 85 Guaranteed Minimum Death Benefit		Total Death Benefit with the Earnings enhancement benefit		Lifetime Annual Guaranteed Minimum Income Benefit: Guaranteed Income			Lifetime Annual Guaranteed Minimum Income Benefit: Hypothetical Income
		0%	6%	0%	6%	0%	6%	0%	6%	0%		6%	0%	6%
60	0	100,000	100,000	92,000	92,000	100,000	100,000	100,000	100,000	N/A		N/A	N/A	N/A
61	1	95,059	101,038	87,059	93,038	104,000	104,000	105,600	105,600	N/A		N/A	N/A	N/A
62	2	90,176	102,025	83,176	95,025	108,160	108,160	111,424	111,424	N/A		N/A	N/A	N/A
63	3	85,346	102,956	79,346	96,956	112,486	112,486	117,481	117,481	N/A		N/A	N/A	N/A
64	4	80,564	103,826	75,564	98,826	116,986	116,986	123,780	123,780	N/A		N/A	N/A	N/A
65	5	75,826	104,630	75,826	104,630	121,665	121,665	130,331	130,331	N/A		N/A	N/A	N/A
66	6	71,126	105,362	71,126	105,362	126,532	126,532	137,145	137,145	N/A		N/A	N/A	N/A
67	7	66,459	106,015	66,459	106,015	131,593	131,593	144,230	144,230	N/A		N/A	N/A	N/A
68	8	61,820	106,583	61,820	106,583	136,857	136,857	151,600	151,600	N/A		N/A	N/A	N/A
69	9	57,205	107,059	57,205	107,059	142,331	142,331	159,264	159,264	N/A		N/A	N/A	N/A
70	10	52,608	107,437	52,608	107,437	148,024	148,024	167,234	167,234	7,298		7,298	7,298	7,298
75	15	29,600	107,556	29,600	107,556	180,094	180,094	212,132	212,132	10,067		10,067	10,067	10,067
80	20	6,255	103,859	6,255	103,859	219,112	219,112	266,757	266,757	13,936		13,936	13,936	13,936
85	25	0	94,882	0	94,882	0	266,584	0	314,229	NA	(2)	21,033	0	21,033
After conversion of the Guaranteed minimum income benefit to the Guaranteed withdrawal benefit for life at age 85

Age	Contract Year	Account Value		Cash Value		Greater of 4% Roll-Up to age 85 or the Annual Ratchet to age 85 Guaranteed Minimum Death Benefit		Total Death Benefit with the Earnings enhancement benefit		GWBL Benefit Base		Guaranteed Annual Withdrawal Amount
		0%	6%	0%	6%	0%	6%	0%	6%	0%	6%	0%	6%
85	25	0	94,882	0	94,882	0	266,584	0	314,229	0	266,584	0	10,663
90	30	0	81,679	0	81,679	0	266,584	0	314,229	0	266,584	0	10,663
95	35	0	66,375	0	66,375	0	266,584	0	314,229	0	266,584	0	10,663

The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The account value, cash value and guaranteed benefits for a contract would be different from the ones shown if the actual gross rate of investment return averaged 0% or 6% over a period of years, but also fluctuated above or below the average for individual contract years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.

Variable deferred annuity

Accumulator® SelectSM

$100,000 Single contribution and no withdrawals

Male, issue age 60

Benefits:

Greater of 4% Roll-Up to age 85 or Annual Ratchet to age 85 Guaranteed minimum death benefit

Earnings enhancement benefit

Guaranteed minimum income benefit, including the conversion to the Guaranteed withdrawal benefit for life at age 85

Age	Contract Year	Account Value		Cash Value		Greater of 4% Roll-Up to age 85 or the Annual Ratchet to age 85 Guaranteed Minimum Death Benefit		Total Death Benefit with the Earnings enhancement benefit		Lifetime Annual Guaranteed Minimum Income Benefit: Guaranteed Income			Lifetime Annual Guaranteed Minimum Income Benefit: Hypothetical Income
		0%	6%	0%	6%	0%	6%	0%	6%	0%		6%	0%	6%
60	0	100,000	100,000	100,000	100,000	100,000	100,000	100,000	100,000	N/A		N/A	N/A	N/A
61	1	95,009	100,988	95,009	100,988	104,000	104,000	105,600	105,600	N/A		N/A	N/A	N/A
62	2	90,080	101,923	90,080	101,923	108,160	108,160	111,424	111,424	N/A		N/A	N/A	N/A
63	3	85,208	102,800	85,208	102,800	112,486	112,486	117,481	117,481	N/A		N/A	N/A	N/A
64	4	80,388	103,615	80,388	103,615	116,986	116,986	123,780	123,780	N/A		N/A	N/A	N/A
65	5	75,615	104,360	75,615	104,360	121,665	121,665	130,331	130,331	N/A		N/A	N/A	N/A
66	6	70,883	105,031	70,883	105,031	126,532	126,532	137,145	137,145	N/A		N/A	N/A	N/A
67	7	66,188	105,622	66,188	105,622	131,593	131,593	144,230	144,230	N/A		N/A	N/A	N/A
68	8	61,524	106,125	61,524	106,125	136,857	136,857	151,600	151,600	N/A		N/A	N/A	N/A
69	9	56,886	106,534	56,886	106,534	142,331	142,331	159,264	159,264	N/A		N/A	N/A	N/A
70	10	52,270	106,842	52,270	106,842	148,024	148,024	167,234	167,234	7,298		7,298	7,298	7,298
75	15	29,207	106,579	29,207	106,579	180,094	180,094	212,132	212,132	10,067		10,067	10,067	10,067
80	20	5,869	102,441	5,869	102,441	219,112	219,112	266,757	266,757	13,936		13,936	13,936	13,936
85	25	0	92,965	0	92,965	0	266,584	0	314,229	NA	(2)	21,033	0	21,033

After conversion of the Guaranteed minimum income benefit to the Guaranteed withdrawal benefit for life at age 85

Age	Contract Year	Account Value		Cash Value		Greater of 4% Roll-Up to age 85 or the Annual Ratchet to age 85 Guaranteed Minimum Death Benefit		Total Death Benefit with the Earnings enhancement benefit		GWBL Benefit Base		Guaranteed Annual Withdrawal Amount
		0%	6%	0%	6%	0%	6%	0%	6%	0%	6%	0%	6%
85	25	0	92,965	0	92,965	0	266,584	0	314,229	0	266,584	0	10,663
90	30	0	79,225	0	79,225	0	266,584	0	314,229	0	266,584	0	10,663
95	35	0	63,336	0	63,336	0	266,584	0	314,229	0	266,584	0	10,663

The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The account value, cash value and guaranteed benefits for a contract would be different from the ones shown if the actual gross rate of investment return averaged 0% or 6% over a period of years, but also fluctuated above or below the average for individual contract years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.

Appendix V: Earnings enhancement benefit example

The following illustrates the calculation of a death benefit that includes the Earnings enhancement benefit for an owner age 45. The example assumes a contribution of $100,000 and no additional contributions. Where noted, a single withdrawal in the amount shown is also assumed. The calculation is as follows:

		No withdrawal	$3,000 withdrawal	$6,000 withdrawal
A	Initial contribution	100,000	100,000	100,000
B	Death benefit: prior to withdrawal.*	104,000	104,000	104,000
C	Earnings enhancement benefit earnings: death benefit less net contributions (prior to the withdrawal in D). B minus A.	4,000	4,000	4,000
D	Withdrawal	0	3,000	6,000
E	Excess of the withdrawal over the Earnings enhancement benefit earnings greater of D minus C or zero	0	0	2,000
F	Net contributions (adjusted for the withdrawal in D) A minus E	100,000	100,000	98,000
G	Death benefit (adjusted for the withdrawal in D) B minus D	104,000	101,000**	98,000**
H	Death benefit less net contributions G minus F	4,000	1,000	0
I	Earnings enhancement benefit factor	40%	40%	40%
J	Earnings enhancement benefit H times I	1,600	400	0
K	Death benefit: including the Earnings enhancement benefit G plus J	105,600	101,400	98,000
*	The death benefit is the greater of the account value or any applicable death benefit.
**	Assumes no earnings on the contract and that the withdrawal would reduce the death benefit on a dollar-for-dollar basis.

V-1

Appendix VI: State contract availability and/or variations of certain features and benefits

Certain information is provided for historical purpose only. The contracts are no longer available to new purchasers. In addition, except as described below, we no longer accept contributions to the contracts, including contributions made through our automatic investment program. Contributions received at our processing office will be returned to you. This change has no effect on amounts that are already invested in your contract or on your guaranteed benefits.

We currently continue to accept contributions to: (i) QP contracts; and (ii) all contracts issued in the states of Florida and Texas. Information regarding contributions in this section is for the benefit of contract owners currently eligible to continue making contributions to the contracts.

The following information is a summary of the states where the Accumulator® Series contracts or certain features and/or benefits are either not available in the contracts or vary from the respective contract’s features and benefits as previously described in this Prospectus. Certain features and/or benefits may have been approved in your state after your contract was issued and cannot be added. Please contact your financial professional for more information about availability in your state. See also Appendix VII later in this Prospectus for information about the availability of certain features under your contract.

States where certain Accumulator® Series contracts’ features and/or benefits are not available or vary:

State	Features and benefits	Availability or variation
California	See “Contract features and benefits”—”Your right to cancel within a certain number of days”

If you reside in the state of California and you are age 60 and older at the time the contract is issued, you may return your variable annuity contract within 30 days from the date that you receive it and receive a refund as described below.

If you allocate your entire initial contribution to the EQ/Money Market option (and/or guaranteed interest option, if available), the amount of your refund will be equal to your contribution, unless you make a transfer, in which case the amount of your refund will be equal to your account value on the date we receive your request to cancel at our processing office. This amount could be less than your initial contribution. If the Principal guarantee benefit is elected, the investment allocation during the 30 day free look period is limited to the guaranteed interest option. If you allocate any portion of your initial contribution to the variable investment options (other than the EQ/Money Market option), your refund will be equal to your account value on the date we receive your request to cancel at our processing office.

Connecticut	See “Loans under Rollover TSA contracts” in “Accessing your money”	The method for determining the TSA loan rate is based on Moody’s Corporate Bond Yield Average. The rate change increment cannot be less than 1/2 of 1% per year.
Florida	See “Contract features and benefits” in “Credits” (For Accumulator® PlusSM contracts only)	The following information replaces the second bullet of the final set of bullets in this section:

•   You may annuitize your contract after thirteen months, however, if you elect to receive annuity payments within five years of the contract date, we will recover the credit that applies to any contribution made in that five years. If you start receiving annuity payments after five years from the contract date and within three years of making any contribution, we will recover the credit that applies to any contribution made within the prior three years.

State	Features and benefits	Availability or variation
Florida (continued)	See “Your right to cancel within a certain number of days” in “Contract features and benefits”

If you reside in the state of Florida and you are age 65 or older at the time the contract is issued, you may cancel your variable annuity contract and return it to us within 21 days from the date that you receive it. You will receive an unconditional refund equal to the cash surrender value provided in the annuity contract, plus any fees or charges deducted from the contributions or imposed under the contract.

If you reside in the state of Florida and you are age 64 or younger at the time the contract is issued, you may cancel your variable annuity contract and return it to us within 14 days from the date that you receive it. You will receive an unconditional refund equal to your contributions, including any contract fees or charges.

Illinois	See “Credits” in “Contract features and benefits” (For Accumulator® PlusSM contracts only)	The following information replaces the second bullet of the final set of bullets in this section:

•   You may annuitize your contract after twelve months, however, if you elect to receive annuity payments within five years of the contract date, we will recover the credit that applies to any contribution made in the first five years. If you start receiving annuity payments after five years from the contract date and within three years of making any contribution, we will recover the credit that applies to any contribution made within the prior three years.

See “Selecting an annuity payout option” under “Your annuity payout options” in “ Accessing your money”

The following sentence replaces the first sentence of the second paragraph in this section:

You can choose the date annuity payments begin but it may not be earlier than twelve months from the Accumulator® Series contract date.

Massachusetts

Annual administrative charge

See “Disability, terminal illness or confinement to nursing home” under “Withdrawal charge” in “Charges and expenses” (For Accumulator®, Accumulator® PlusSM and Accumulator® EliteSM contracts only)

See “Appendix IV: Hypothetical Illustrations”

The annual administrative charge will not be deducted from amounts allocated to the Guaranteed interest option.

This section is deleted in its entirety.

For contracts purchased after January 11, 2009, the annuity purchase factors are applied on a unisex basis in determining the amount payable upon the exercise of the Guaranteed minimum income benefit.

State	Features and benefits	Availability or variation
Mississippi (Applicable under Accumulator®, Accumulator® PlusSM and Accumulator® EliteSM contracts only)	Automatic Investment Program	Not Available

	QP (defined contribution and defined benefit) contracts See “How you can contribute to your contract” in “Contract features and benefits” and “Appendix IX”	Not Available Additional contributions can only be made within the first year after the contract issue date. The 150% limit does not apply.
New York	Earnings enhancement benefit	Not Available

	See “How you can contribute to your contract” in “Contract features and benefits” and “Appendix IX” (For Accumulator® contracts only)	For NQ, Rollover IRA, Roth Conversion IRA, Rollover TSA and Flexible Premium Roth Conversion IRA contracts, no additional contributions are permitted after the attainment of the age listed below based upon the issue age, or, if later, the first contract date anniversary, as follows:

Issue Age	Maximum Contribution age
0-83	84
84	85
85	86

“Indication of Intent” (For Accumulator® PlusSM contracts only)	The “Indication of Intent” approach to first year contributions in connection with the contribution crediting rate is not available.
See “Credits” in “Contract features and benefits” (For Accumulator® PlusSM contracts only)	If the owner (or older joint owner, if applicable) dies during the one-year period following our receipt of a contribution to which a credit was applied, we will recover all or a portion of the amount of such Credit from the account value, based on the number of full months that elapse between the time we receive the contribution and the owner’s (or older joint owner’s, if applicable) death, as follows:

Number of Months	Percentage of Credit
0	100%
1	100%
2	99%
3	98%
4	97%
5	96%
6	95%
7	94%
8	93%
9	92%
10	91%
11	90%
12	89%

State	Features and benefits	Availability or variation
New York (continued)		For Joint life GWBL contracts, we will only recover the credit if the second spouse dies within the one-year period following a contribution. We will not recover the credit on subsequent contributions made within 3 years prior to annuitization.

	See “Guaranteed minimum death benefit and Guaranteed minimum income benefit base” in “Contract features and benefits”	The 5% Roll-Up to age 85 Guaranteed minimum income benefit base is capped at 250% of total contributions under the contract. If there is a Roll-Up benefit base reset, the cap becomes 250% of the highest reset amount plus 250% of any subsequent contributions made after the reset. Withdrawals do not lower the cap.

	See “Guaranteed minimum death benefit” in “Contract features and benefits”	The “Greater of 5% Roll-Up to age 85 or Annual Ratchet to age 85” enhanced death benefit is not available. All references to this benefit should be deleted in their entirety.

	See “Guaranteed withdrawal benefit for life (“GWBL”)” in “Contract features and benefits” (For Accumulator® contracts only)	If you choose not to convert the Guaranteed minimum income benefit to the Guaranteed withdrawal benefit for life at age 85, you will not be charged the Guaranteed withdrawal benefit for life benefit charge, and your variable investment options will not be limited. However, your Guaranteed minimum death benefit base will be reduced by any withdrawals on a pro rata basis beginning at age 85, regardless of whether you convert or not. See “How withdrawals affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Principal guarantee benefits” later in this Appendix.

	See “Effect of Excess withdrawals” under “Guaranteed withdrawal benefit for life (“GWBL”)” in “Contract features and benefits”	If you make an Excess withdrawal, we will recalculate your GWBL benefit base and the Guaranteed annual withdrawal amount, as follows:

•   The GWBL benefit base will be reduced pro rata by the entire amount of the Excess withdrawal.

•   The Guaranteed annual withdrawal amount will be recalculated to equal the Applicable percentage multiplied by the reduced GWBL benefit base.

	See “The amount applied to purchase an annuity payout option” in “Accessing your money”	For Accumulator® and Accumulator® EliteSM contracts:

For fixed annuity period certain payout options only, the amount applied to the annuity benefit is the greater of the cash value or 95% of what the account value would be if no withdrawal charge applied.

State	Features and benefits	Availability or variation

New York (continued)		For Accumulator® PlusSM contracts:
The amount applied to the annuity benefit is the greater of the cash value or 95% of what the account value would be if no withdrawal charge applied.

For Accumulator® SelectSM contracts:

For fixed annuity period certain payout options only, the amount applied to the annuity benefit is the greater of the cash value or 95% of the account value.

	See “How withdrawals affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Principal guarantee benefits” in “Accessing your money”	If you elect both (1) the Guaranteed minimum income benefit and (2) the Annual Ratchet to age 85 enhanced death benefit, withdrawals (including any applicable withdrawal charges) will reduce each of the benefits’ benefit bases on a dollar-for-dollar basis, as long as the sum of withdrawals in a contract year is no more than 5% of the 5% Roll-Up to age 85 benefit base. Once a withdrawal is taken that causes the sum of withdrawals in a contract year to exceed 5% of the 5% Roll-Up to age 85 benefit base on the most recent contract date anniversary, that entire withdrawal (including any required minimum distributions) and any subsequent withdrawals in that same contract year will reduce the benefit bases on a pro rata basis. In all contract years beginning after your 85th birthday, or earlier if you drop the Guaranteed minimum income benefit after issue, the Annual Ratchet to age 85 Guaranteed minimum death benefit base will be reduced on a pro rata basis by any withdrawals.

If you elect (1) the Guaranteed minimum income benefit and (2) the Standard death benefit, withdrawals (including any applicable withdrawal charges) will reduce the 5% Roll-Up to age 85 benefit base and the Annual Ratchet to age 85 benefit base on a dollar-for-dollar basis, as long as the sum of withdrawals in a contract year is no more than 5% of the 5% Roll-Up to age 85 benefit base. Once a withdrawal is taken that causes the sum of withdrawals in a contract year to exceed 5% of the 5% Roll-Up to age 85 benefit base on the most recent contract date anniversary, that entire withdrawal (including any required minimum distributions) and any subsequent withdrawals in that same contract year will reduce the 5% Roll-Up to age 85 benefit base and the Annual Ratchet to age 85 benefit base on a pro rata basis. The Standard death benefit base will be reduced on a pro rata basis by any withdrawals, regardless of amount.

State	Features and benefits	Availability or variation
New York (continued)

If you elect the Annual Ratchet to age 85 enhanced death benefit without the Guaranteed minimum income benefit, withdrawals (including any applicable withdrawal charges) will reduce the Annual Ratchet to age 85 enhanced death benefit base on a pro rata basis. If you add the Guaranteed minimum income benefit to your contract after issue, withdrawals (including any applicable withdrawal charges) will reduce the Annual Ratchet to age 85 enhanced death benefit base on a dollar-for-dollar basis.

If the Guaranteed minimum income benefit converts to the Guaranteed withdrawal benefit for life at age 85, the Stan dard death benefit base or Annual Ratchet to age 85 benefit base will be reduced on a pro rata basis by any subsequent withdrawals.

	See “Annuity maturity date” in “Accessing your money”	Your contract has a maturity date by which you must either take a lump sum withdrawal or select an annuity payout option. For Accumulator®, Accumulator® EliteSM and Accumulator® Select contracts: The maturity date by which you must take a lump sum withdrawal or select an annuity payout option is the contract date anniversary that follows the annuitant’s birthday, as follows:

Issue Age	Maximum Annuitization age
0-80	90
81	91
82	92
83	93
84	94
85	95

For Accumulator® PlusSM contracts: The maturity date is the contract date anniversary that follows the annuitant’s 90th birthday.

	See “Charges and expenses”	Deductions of charges from the guaranteed interest option are not permitted.

	See “Annual Ratchet to age 85” in “Charges and expenses”	The charge is equal to 0.30% of the Annual Ratchet to age 85 benefit base.

	See “Transfers of ownership, collateral assignments, loans and borrowing” in “More information”	Collateral assignments are not limited to the period prior to the first contract date anniversary. You may assign all or a portion of the value of your NQ contract at any time, pursuant to the terms described earlier in this Prospectus.
North Carolina	See “Loans under Rollover TSA contracts” in “Accessing your money”	The frequency of TSA loan interest rate setting is once every 12 months but not more than once in any three- month period. The rate change increment cannot be less than 1/2 of 1% per year. Rates set by an employer can be used for ERISA plans.

State	Features and benefits	Availability or variation
Oregon (Applicable under Accumulator®, Accumulator® EliteSM and Accumulator® PlusSM contracts only)	See “We require that the following types of communications be on specific forms for that purpose:” in “The Company”	The following is added: (24) requests for required minimum distributions, other than pursuant to our automatic RMD service.
	Flexible Premium IRA, Flexible Premium Roth IRA and QP contracts	Not Available

	Automatic investment program	Not Available

	See “How you can contribute to your contract” in “Contract features and benefits” and “Appendix IX”	Additional contributions are limited to the first year after the contract issue date only. Additional contributions are not permitted to Inherited IRA contracts, even from properly titled sources.

	See “Dollar cost averaging” under “Allocating your contributions” in “Contract features and benefits”	You can make subsequent contributions to the special dollar cost averaging program (for Accumulator® and Accumulator® EliteSM contracts) or the special money mar ket dollar cost averaging program (for Accumulator® PlusSM contracts) during the first contract year. If you elect a 3 or 6 month program, you may start a new program at its expiration, provided all contributions are made during the first contract year.

See “Lifetime required minimum distribution withdrawals” under “Withdrawing your account value” in “Accessing your money”

The following replaces the third paragraph:

We generally will not impose a withdrawal charge on minimum distribution withdrawals even if you are not enrolled in our automatic RMD service, except if, when added to a lump sum withdrawal previously taken in the same contract year, the minimum distribution withdrawals exceed the 10% free withdrawal amount. In order to avoid a withdrawal charge in connection with minimum distribution withdrawals outside of our automatic RMD service, you must notify us using our request form. Such minimum distribution withdrawals must be based solely on your contract’s account value.

	See “Selecting an annuity payout option” under “Your annuity payout options” in “Accessing your money”	For Accumulator® contracts: You can choose the date annuity payments begin, but it may not be earlier than seven years from the Accumulator® contract issue date.

For Accumulator® PlusSM contracts:

You can choose the date annuity payments begin, but it may not be earlier than nine years from the Accumulator® PlusSM contract issue date.

For Accumulator® EliteSM contracts:

You can choose the date annuity payments begin, but it may not be earlier than four years from the Accumulator® EliteSM contract issue date.

State	Features and benefits	Availability or variation

Oregon (continued)		For Accumulator®, Accumulator® EliteSM and Accumulator® PlusSM contracts:

No withdrawal charge is imposed if you select a non-life contingent period certain payout annuity.

If the payout annuity benefit is based on the age or sex of the owner and/or annuitant, and that information is later found not to be correct, we will adjust the payout annuity benefit on the basis of the correct age or sex. We will adjust the number or amount of payout annuity benefit payments, or any amount of the payout annuity benefit payments, or any amount used to provide the payout annuity benefit, or any combination of these approaches. If we have overpaid you, we will charge that overpayment against future payments, while if we have underpaid you, we will add additional amounts to future payments. Our liability will be limited to the correct information and the actual amounts used to provide the benefits.

	See “Disability, terminal illness, or confinement to nursing home” under “Withdrawal charge” in “Charges and expenses” (For Accumulator®, Accumulator® PlusSM and Accumulator® EliteSM contracts only)	Items (i) and (iii) under this section are deleted in their entirety.
Pennsylvania	Contributions	Your contract refers to contributions as premiums.

	Cancelling the Guaranteed minimum income benefit	You may cancel the Guaranteed minimum income benefit within 10 days of it being added to your contract, if you add the benefit to your contract after issue. This is distinct from your right to drop the Guaranteed minimum income benefit after issue, and is not subject to the restrictions that govern that right. We will not deduct any charge for the Guaranteed minimum income benefit, or alter other charges, such as reducing the Guaranteed minimum death benefit charge, that are tied to the Guaranteed minimum income benefit being part of your contract.

	Special dollar cost averaging program	In Pennsylvania, we refer to this program as “enhanced rate dollar cost averaging.”

	See “Disability, terminal illness, or confinement to nursing home” under “Withdrawal charge” in “Charges and expenses” (For Accumulator®, Accumulator® PlusSM and Accumulator® EliteSM contracts only)	Item (iii) under this section is deleted in its entirety.

	Required disclosure for Pennsylvania customers	Any person who knowingly and with intent to defraud any insurance company or other person files an application for insurance or statement of claim containing any materially false information or conceals for the purpose of misleading, information concerning any fact material thereto commits a fraudulent insurance act, which is a crime and subjects such person to criminal and civil penalties.

State	Features and benefits	Availability or variation
Puerto Rico	Beneficiary continuation option (IRA)	Not Available

	IRA and Roth IRA	Available for direct rollovers from U.S. source 401(a) plans and direct transfers from the same type of U.S. source IRAs.

	Inherited IRA, Rollover TSA and QP (Defined Benefit) contracts (For Accumulator® PlusSM and Accumulator® EliteSM contracts only)	Not Available

	See “Purchase considerations for a charitable remainder trust” under “Owner and annuitant requirements” in “Contract features and benefits”	We do not offer Accumulator® Series contracts to charitable remainder trusts in Puerto Rico.

	See “How you can contribute to your contract” in “Contract features and benefits” and “Appendix IX” (For Accumulator®, Accumulator® PlusSM and Accumulator® EliteSM contracts only)	Specific requirements for purchasing QP contracts in Puerto Rico are outlined below in “Purchase considerations for QP (Defined Contribution) contracts in Puerto Rico”.

	“Minimum income benefit” in “Contract features and benefits” (For Accumulator®, Accumulator® PlusSM and Accumulator® EliteSM contracts only)	Exercise restrictions for the GMIB on a Puerto Rico QPDC contract are described below, under “Purchase considerations for QP (Defined Contribution) contracts in Puerto Rico”, and in your contract.

	See “Lifetime required minimum distribution withdrawals” in “Accessing your money” (For Accumulator®, Accumulator® PlusSM and Accumulator® EliteSM contracts only)	This option is not available with QPDC contracts.

	See “Transfers of ownership, collateral assignments, loans and borrowing” in “More information” (For Accumulator®, Accumulator® PlusSM and Accumulator® EliteSM contracts only)	Transfers of ownership of QP contracts are governed by Puerto Rico law. Please consult your tax, legal or plan advisor if you intend to transfer ownership of your contract.

“Purchase considerations for QP (Defined Contribution) contracts in Puerto Rico” — this section replaces “Appendix II: Purchase considerations for QP contracts” in this Prospectus. (For Accumulator®, Accumulator® PlusSM and Accumulator® EliteSM contracts only)

Purchase considerations for QP (Defined Contribution) contracts in Puerto Rico:

Trustees who are considering the purchase of an Accumulator® Series QP contract in Puerto Rico should discuss with their tax, legal and plan advisors whether this is an appropriate investment vehicle for the employer’s plan. Trustees should consider whether the plan provisions permit the investment of plan assets in the QP contract, the Guaranteed minimum income benefit and other guaranteed benefits, and the payment of death benefits in accordance with the requirements of Puerto Rico income tax rules. The QP contract and this Prospectus should be reviewed in full, and the following factors, among others, should be noted.

Limits on Contract Ownership:

•   The QP contract is offered only as a funding vehicle to qualified plan trusts of single participant defined contribution plans that are tax-qualified under Puerto Rico law, not United States law. The contract is not available to US qualified plans or to defined benefit plans qualifying under Puerto Rico law.

State	Features and benefits	Availability or variation
Puerto Rico (continued)		• The QP contract owner is the qualified plan trust. The annuitant under the contract is the self-employed Puerto Rico resident, who is the sole plan participant.

•   This products should not be purchsed if the self-employed individual anticipates having additional employees become eligible for the plan. We will not allow additional contracts to be issued for participants other than the original business owner.

•   If the business that sponsors the plan adds another employee, no further contributions may be made to the contract. If the employer moves the funds to another funding vehicle that can accommodate more than one employee, this move could result in surrender charges, if applicable, and the loss of guaranteed benefits in the contract.

Limits on Contributions:

• All contributions must be direct transfers from other investments within an existing qualified plan trust.

• Employer payroll contributions are not accepted.

• Only one additional transfer contribution may be made per contract year.

• Checks written on accounts held in the name of the employer instead of the plan or the trustee will not be accepted.

• As mentioned above, if a new employee becomes eligible for the plan, the trustee will not be permitted to make any further contributions to the contract established for the original business owner.

Limits on Payments:
• Loans are not available under the contract.

• All payments are made to the plan trust as owner, even though the plan participant/annuitant is the ultimate recipient of the benefit payment.

• The Company does no tax reporting or withholding of any kind. The plan administrator or trustee will be solely responsible for performing or providing for all such services.

•   The Company does not offer contracts that qualify as IRAs under Puerto Rico law. The plan trust will exercise the GMIB and must continue to hold the supplementary contract for the duration of the GMIB payments.

State	Features and benefits	Availability or variation
Puerto Rico (continued)		Plan Termination:

•   If the plan participant terminates the business, and as a result wishes to terminate the plan, the trust would have to be kept in existence to receive payments. This could create expenses for the plan.

•   If the plan participant terminates the plan and the trust is dissolved, or if the plan trustee (which may or may not be the same as the plan participant) is unwilling to accept payment to the plan trust for any reason, the Company would have to change the contract from a Puerto Rico QP to NQ in order to make payments to the individual as the new owner. Depending on when this occurs, it could be a taxable distribution from the plan, with a potential tax of the entire account value of the contract. Puerto Rico income tax withholding and reporting by the plan trustee could apply to the distribution transaction.

•   If the plan trust is receiving GMIB payments and the trust is subsequently terminated, transforming the contract into an individually owned NQ contract, the trustee would be responsible for the applicable Puerto Rico income tax withholding and reporting on the present value of the remaining annuity payment stream.

• The Company is a U.S. insurance company, therefore distributions under the NQ contract could be subject to United States taxation and withholding on a “taxable amount not determined” basis.

Tax information — special rules for NQ contracts

Income from NQ contracts we issue is U.S. source. A Puerto Rico resident is subject to U.S. taxation on such U.S. source income. Only Puerto Rico source income of Puerto Rico residents is excludable from U.S. taxation. Income from NQ contracts is also subject to Puerto Rico tax. The calculation of the taxable portion of amounts distributed from a con tract may differ in the two jurisdictions. Therefore, you might have to file both U.S. and Puerto Rico tax returns, showing different amounts of income from the contract for each tax return. Puerto Rico generally provides a credit against Puerto Rico tax for U.S. tax paid. Depending on your personal situation and the timing of the different tax liabilities, you may not be able to take full advantage of this credit.

We require owners or beneficiaries of annuity contracts in Puerto Rico which are not individuals to document their status to avoid 30% FATCA withholding from U.S.-source income.

State	Features and benefits	Availability or variation
Texas	See “Annual administrative charge” in “Charges and expenses”	The annual administrative charge will not be deducted from amounts allocated to the Guaranteed interest option.

	See “How you can contribute to your contract” in “Contract features and benefits”	The $2,500,000 limitation on aggregate contributions under all our annuity accumulation contracts with the same owner or annuitant does not apply.
Washington	Guaranteed interest option	Not Available

	Investment simplifier — Fixed-dollar option and Interest sweep option	Not Available

	Earnings enhancement benefit	Not Available

	Special dollar cost averaging program (for Accumulator® and Accumulator® EliteSM contracts only)	• Available only at issue.

Subsequent contributions cannot be used to elect new programs. You may make subsequent contributions to the initial programs while they are still running.

	“Greater of 4% Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit”	All references to this feature are deleted in their entirety. You have the choice of the following guaranteed minimum death benefits: the Annual Ratchet to age 85 or the Standard death benefit.

See “How withdrawals affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Principal guarantee benefits” in “Accessing your money”

The first sentence of the third paragraph is replaced with the following:

With respect to the Guaranteed minimum income benefit, withdrawals (including any applicable withdrawal charges) will reduce the 5% Roll-Up to age 85 benefit base on a dollar-for-dollar basis, as long as the sum of the withdrawals in a contract year is 5% or less of the 5% Roll-Up benefit base on the contract issue date or the most recent contract date anniversary, if later.

	See “Guaranteed minimum death benefit” in “Contract features and benefits”	You have a choice of the standard death benefit or the Annual Ratchet to age 85 enhanced death benefit. The Standard death benefit and the Annual Ratchet to age 85 enhanced death benefit may be combined with the Guaranteed minimum income benefit.

	See “Annual administrative charge” in “Charges and expenses”	The second paragraph of this section is replaced with the following: The annual administrative charge will be deducted from the value in the variable investment options on a pro rata basis. If those amounts are insufficient, we will deduct all or a portion of the charge from the account for special dollar cost averaging (for Accumulator® and Accumulator® EliteSM contracts) or the account for special money market dollar cost averaging (for Accumulator® PlusSM and Accumulator® SelectSM contracts). If the contract is surrendered or annuitized or a death benefit is paid on a date other than a contract date anniversary, we will deduct a pro rata portion of that charge for the year.

State	Features and benefits	Availability or variation

Washington (continued)	See “10% free withdrawal amount” under “Withdrawal charge” in “Charges and expenses” (For Accumulator®, Accumulator® PlusSM and Accumulator® EliteSM contracts only)	The 10% free withdrawal amount applies to full surrenders.

	See “Withdrawal charge” in “Charges and expenses” under “Disability, terminal illness, or confinement to nursing home” (For Accumulator®, Accumulator® PlusSM and Accumulator® EliteSM contracts only)	The owner (or older joint owner, if applicable) has qualified to receive Social Security disability benefits as certified by the Social Security Administration or a statement from an independent U.S. licensed physician stating that the owner (or older joint owner, if applicable) meets the definition of total disability for at least 6 continuous months prior to the notice of claim. Such disability must be re-certified every 12 months.

Appendix VII: Contract variations

The contract described in this Prospectus is no longer sold. You should note that your contract’s options, features and charges may vary from what is described in this Prospectus depending on the approximate date on which you purchased your contract. The contract may have been available in your state past the approximate end date indicated below. You may not change your contract or its features after issue. This Appendix reflects contract variations that differ from what is described in this Prospectus but may have been in effect at the time your contract was issued. If you purchased your contract during the “Approximate Time Period” below, the noted variation may apply to you.

In addition, options and/or features may vary among states in light of applicable regulations or state approvals. Any such state variations are generally not included here but instead included in Appendix VI earlier in this section. For more information about state variations applicable to you, as well as particular features, charges and options available under your contract based upon when you purchased it, please contact your financial professional and/or refer to your contract.

Approximate time Period	Feature/benefit	Variation
November 2008-February 2009	4% Roll-Up to age 85 benefit base

There is no 4% Roll-Up to age 85 benefit base under these contracts. Instead, there is a 6% Roll-Up to age 85 benefit base. This benefit base is used for the Greater of 6% Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit AND for the Guaranteed minimum income benefit.

The effective annual roll-up rate credited to the benefit base is:

•   6% with respect to the variable investment options (including amounts allocated to the account for special money market dollar cost averaging under Accumulator® PlusSM and Accumulator® SelectSM contracts but excluding all other amounts allocated to the EQ/Money Market variable investment option), and the account for special dollar cost averaging (under Accumulator® and Accumulator® EliteSM contracts only);

• 3% with respect to the EQ/Money Market variable investment option, the guaranteed interest option and the loan reserve account under Rollover TSA (if applicable).

	Greater of 6% to age 85 or Annual Ratchet to age 85 Guaranteed minimum death benefit (only available if you also elect the Guaranteed minimum income benefit)	The fee for this benefit was 0.80%. If you elect to reset the Roll-Up benefit base, we will increase your charge up to 0.95%.

	Guaranteed minimum income benefit	The fee for this benefit was 0.80%.

If you elect to reset the Roll-Up benefit base, we will increase your charge to 1.05%.

VII-1

Approximate time Period	Feature/benefit	Variation
November 2008-February 2009 (continued)	Guaranteed withdrawal benefit for life (upon conversion of the Guaranteed minimum income benefit)	The fee for this benefit was 0.80%. If your GWBL benefit base ratchets, we will increase your charge to 1.05%.

Each relevant Applicable percentage is two percentage points higher than the corresponding Applicable percentage disclosed earlier in this Prospectus.

If this benefit is in effect, the variable investment options available to you include the EQ/Franklin Templeton Allocation Managed Volatility Portfolio, the EQ Allocation Portfolios, the EQ/AB Short Duration Government Bond Portfolio and the EQ/Equity 500 Index Portfolio.

	Principal guarantee benefit	If the 100% Principal guarantee benefit is in effect, the variable investment options available to you include the EQ/Franklin Templeton Allocation Managed Volatility Portfolio, the EQ Allocation Portfolios, the EQ/AB Short Duration Government Bond Portfolio and the EQ/Equity 500 Index Portfolio.

	Variable investment options	All variable investment options listed in this Prospectus are available under your contract.
February 2009-June 2009	4% Roll-Up to age 85 benefit base	There is no 4% Roll-Up to age 85 benefit base under these contracts. Instead, there is a 5% Roll-Up to age 85 benefit base. This benefit base is used for the Greater of 5% Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit AND for the Guaranteed minimum income benefit.

The effective annual roll-up rate credited to the benefit base is:

•   5% with respect to the variable investment options (including amounts allocated to the account for special money market dollar cost averaging under Accumulator® PlusSM and Accumulator® SelectSM contracts but excluding all other amounts allocated to the EQ/Money Market variable investment option), and the account for special dollar cost averaging (under Accumulator® and Accumulator® EliteSM contracts only);

• 2% with respect to the EQ/Money Market variable investment option, the guaranteed interest option and the loan reserve account under Rollover TSA (if applicable).

VII-2

Approximate time Period	Feature/benefit	Variation

February 2009-June 2009 (continued)	Greater of 5% to age 85 or Annual Ratchet to age 85 Guaranteed minimum death benefit (only available if you also elect the Guaranteed minimum income benefit)	The fee for this benefit was 0.85%. If you elect to reset the Roll-Up benefit base, we will increase your charge to 0.95%.

	Guaranteed minimum income benefit	The fee for this benefit was 0.85%.

If you elect to reset the Roll-Up benefit base, we will increase your charge to 1.05%.
	Guaranteed withdrawal benefit for life (upon conversion of the Guaranteed minimum income benefit)	The fee for this benefit was 0.85%. If your GWBL benefit base ratchets, we will increase your charge to 1.05%.

Each relevant Applicable percentage is one percentage point higher than the corresponding Applicable percentage disclosed earlier in this Prospectus.
February 2009-present	Variable investment options	Only the variable investment options marked with a “(1)” on the front cover of this Prospectus are available under your contract.
June 2009-present	Rollover TSA	Not Available

VII-3

Appendix VIII: Tax-sheltered annuity contracts (TSAs)

We no longer accept contributions to the contracts. Please see “How you can contribute to your contract” under “Contract features and benefits” earlier in this Prospectus for more information.

General; Final Regulations under Section 403(b)

This Appendix reflects our current understanding of some of the special federal income tax rules applicable to annuity contracts used to fund employer plans under Section 403(b) of the Internal Revenue Code. We refer to these contracts as “403(b) annuity contracts” or “Tax Sheltered Annuity” contracts (“TSAs”). The discussion in this Appendix generally assumes that a TSA has 403(b) contract status or qualifies as a 403(b) contract. In 2007, the IRS and the Treasury Department published final Treasury Regulations under Section 403(b) of the Code (“2007 Regulations”). As a result, there are significant revisions to the establishment and operation of plans and arrangements under Section 403(b) of the Code, and the contracts issued to fund such plans. The 2007 Regulations raise a number of questions as to the effect of the 2007 Regulations on TSAs issued prior to the effective date of the 2007 Regulations. The IRS has issued guidance intended to clarify some of these questions, and may issue further guidance in future years. Due to the Internal Revenue Service and Treasury regulatory changes in 2007 which became fully effective on January 1, 2009, contracts issued prior to September 25, 2007 which qualified as 403(b) contracts under the rules at the time of issue may lose their status as 403(b) contracts or have the availability of transactions under the contract restricted as of January 1, 2009 unless the individual’s employer or the individual take certain actions. Please consult your tax adviser regarding the effect of these rules (which may vary depending on the owner’s employment status, plan participation status, and when and how the contract was acquired) on your personal situation.

Employer plan requirement.  The thrust of the 2007 Regulations is to eliminate informal Section 403(b) arrangements with minimal or diffuse employer oversight and to require employers purchasing annuity contracts for their employees under Section 403(b) of the Code to conform to other tax-favored, employer-based retirement plans with salary reduction contributions, such as Section 401(k) plans and governmental employer Section 457(b) plans. The 2007 Regulations require employers sponsoring 403(b) plans as of January 1, 2009, to have a written plan designating administrative responsibilities for various functions under the plan, and the plan in operation must conform to the plan terms.

Limitations on individual-initiated direct transfers.  The 2007 Regulations revoke Revenue Ruling 90-24 (“Rev. Rul. 90-24”), effective January 1, 2009. Prior to the 2007 Regulations, Rev. Rul. 90-24 had permitted individual-initiated, tax-free direct transfers of funds from one 403(b) annuity contract to another, without reportable taxable income to the individual, and with the characterization of funds in the contract remaining the same as under the prior contract. Under the 2007 Regulations and other IRS published guidance, direct transfers made after September 24, 2007 are permitted only with plan or employer approval as described below.

Contributions to the Accumulator® Series TSA contracts

We no longer accept contributions to TSA contracts. Contributions to an Accumulator® Series TSA contract had been extremely limited. The Company had permitted contributions to be made to an Accumulator® Series TSA contract only where the Company is an “approved vendor” under an employer’s 403(b) plan. That is, some or all of the participants in the employer’s 403(b) plan are currently contributing to a non-Accumulator 403(b) annuity contract issued by us. The Company and the employer must have agreed to share information with respect to the Accumulator® Series TSA contract and other funding vehicles under the plan.

The Company did not accept employer-remitted contributions. The Company did not accept contributions of after-tax funds, including designated Roth contributions, to the Accumulator® Series TSA contracts. We had accepted contributions of pre-tax funds only with documentation satisfactory to us of employer or its designee or plan approval of the transaction. Previously, contributions must have been made in the form of a direct transfer of funds from one 403(b) plan to another, a contract exchange under the same plan, or a direct rollover from another eligible retirement plan.

Distributions from TSAs

General.  Generally, after the 2007 Regulations, employer or plan administrator consent is required for loan, withdrawal or distribution transactions under a 403(b) annuity contract. Processing of a requested transaction will not be completed until the information required to process the transaction is received from the employer or its designee. This information will be transmitted as a result of an information sharing agreement between the Company and the employer sponsoring the plan.

Withdrawal restrictions.  The Company treats all amounts under an Accumulator® Series Rollover TSA contract as not eligible for withdrawal until:

•	the owner is severed from employment with the employer who provided the funds used to purchase the TSA contract;

VIII-1

•	the owner dies; or

•	the plan under which the Accumulator® Series TSA contract is purchased is terminated.

Tax treatment of distributions.  Amounts held under TSA contracts are generally not subject to federal income tax until benefits are distributed. Distributions include withdrawals from your TSA contract and annuity payments from your TSA contract. Death benefits paid to a beneficiary are also taxable distributions. Unless an exception applies, amounts distributed from TSA contracts are includible in gross income as ordinary income. Distributions from TSA contracts may be subject to 20% federal income tax withholding described under “Tax withholding and information reporting” in the “Tax Information” section of the Prospectus. In addition, TSA contract distributions may be subject to additional tax penalties.

If you have made after-tax contributions, you will have a tax basis in your TSA contract, which will be recovered tax-free. Since the Company does not accept after-tax funds to an Accumulator® Series Rollover TSA contract, we do not track your investment in the TSA contract, if any. We will report all distributions from this Rollover TSA contract as fully taxable. You will have to determine how much of the distribution is taxable.

Distributions before annuity payments begin.  On a total surrender, the amount received in excess of the investment in the contract is taxable. The amount of any partial distribution from a TSA contract prior to the annuity starting date is generally taxable, except to the extent that the distribution is treated as a withdrawal of after-tax contributions. Distributions are normally treated as pro rata withdrawals of any after-tax contributions and earnings on those contributions.

Annuity payments.  Annuitization payments that are based on life or life expectancy are considered annuity payments for income tax purposes. We include in annuitization payments Guaranteed withdrawal benefit for life Maturity date annuity payments, and other annuitization payments available under your contract. We also include Guaranteed annual withdrawals that are continued after your account value goes to zero under a supplementary life annuity contract, as discussed under “Guaranteed withdrawal benefit for life (“GWBL”)” in the “Contract features and benefits” in this Prospectus. If you elect an annuity payout option, you will recover any investment in the TSA contract as each payment is received by dividing the investment in the TSA contract by an expected return determined under an IRS table prescribed for qualified annuities. The amount of each payment not excluded from income under this exclusion ratio is fully taxable. The full amount of the payments received after your investment in the TSA contract is recovered is fully taxable. If you (and your beneficiary under a joint and survivor annuity) die before recovering the full investment in the TSA contract, a deduction is allowed on your (or your beneficiary’s) final tax return.

Payments to a beneficiary after your death.  Death benefit distributions from a TSA contract generally receive the same tax treatment as distributions during your lifetime. In some instances, distributions from a TSA contract made to your surviving spouse may be rolled over to a traditional IRA or other eligible retirement plan. A surviving spouse might also be eligible to directly roll over a TSA contract death benefit to a Roth IRA in a taxable conversion rollover.

Effect of 2007 Regulations on loans from TSAs

As a result of the 2007 Regulations, loans are not available without employer or plan administrator approval. If loans are available, loan processing may be delayed pending receipt of information required to process the loan under an information sharing agreement. The processing of a loan request will not be completed until the information required to process the transaction is received from the employer or its designee. This information will be transmitted as a result of an information sharing agreement between the Company and the employer sponsoring the plan.

If loans are available:

Loans are generally not treated as a taxable distribution. If the amount of the loan exceeds permissible limits under federal income tax rules when made, the amount of the excess is treated (solely for tax purposes) as a taxable distribution. Additionally, if the loan is not repaid at least quarterly, amortizing (paying down) interest and principal, the amount not repaid when due will be treated as a taxable distribution. The entire unpaid balance of the loan is includable in income in the year of the default.

TSA loans are subject to federal income tax limits and may also be subject to the limits of the plan from which the funds came. Federal income tax rule requirements apply even if the plan is not subject to ERISA. For example, loans offered under TSA contracts are subject to the following conditions:

•	The amount of a loan to a participant, when combined with all other loans to the participant from all qualified plans of the employer, cannot exceed the lesser of:

(1)	The greater of $10,000 or 50% of the participant’s nonforfeitable accrued benefits; and

(2)	$50,000 reduced by the excess (if any) of the highest outstanding loan balance over the previous 12 months over the outstanding loan balance of plan loans on the date the loan was made.

VIII-2

•

In general, the term of the loan cannot exceed five years unless the loan is used to acquire the participant’s primary residence. Accumulator® Series Rollover TSA contracts have a term limit of ten years for loans used to acquire the participant’s primary residence.

•

All principal and interest must be amortized in substantially level payments over the term of the loan, with payments being made at least quarterly. In very limited circumstances, the repayment obligation may be temporarily suspended during a leave of absence.

The amount borrowed and not repaid may be treated as a distribution if:

•	the loan does not qualify under the conditions above;

•	the participant fails to repay the interest or principal when due; or

•	in some instances, the participant separates from service with the employer who provided the funds or the plan is terminated.

In this case, the participant may have to include the unpaid amount due as ordinary income. In addition, the 10% early distribution penalty tax may apply. The amount of the unpaid loan balance is reported to the IRS on Form 1099-R as a distribution. For purposes of calculating any subsequent loans which may be made under any plan of the same employer, a defaulted loan which has not been fully repaid is treated as still outstanding, even after the default has been reported to the IRS on Form 1099-R. The amount treated as still outstanding (which limits subsequent loans) includes interest accruing on the unpaid balance.

Tax-deferred rollovers and funding vehicle transfers. You may roll over an “eligible rollover distribution” from a 403(b) annuity contract into another eligible retirement plan which agrees to accept the rollover. The rollover may be a direct rollover or one you do yourself within 60 days after you receive the distribution. To the extent rolled over, a distribution remains tax-deferred.

You may roll over a distribution from a 403(b) annuity contract to any of the following: another 403(b) plan funding vehicle, a qualified plan, a governmental employer 457(b) plan (separate accounting required) or a traditional IRA. A spousal beneficiary may also roll over death benefits as above. An Accumulator® Series IRA contract is not available for purchase by a non-spousal death beneficiary direct rollover.

Distributions from a 403(b) annuity contract can be rolled over to a Roth IRA. Such conversion rollover transactions are taxable. Any taxable portion of the amount rolled over will be taxed at the time of the rollover.

The taxable portion of most distributions will be eligible for rollover, except as specifically excluded under federal income tax rules. Distributions that you cannot roll over generally include periodic payments for life or for a period of 10 years or more, hardship withdrawals and required minimum distributions under federal income tax rules.

Direct transfers from one 403(b) annuity contract to another (whether under a plan-to-plan transfer, or contract exchange under the same 403(b) plan, are not distributions.

Required minimum distributions

The required minimum distribution rules applicable to 403(b) annuity contracts are generally the same as those applicable to traditional IRAs described in the “Tax Information” section of the Prospectus with these differences:

When you have to take the first required minimum distribution.  The minimum distribution rules force 403(b) plan participants to start calculating and taking annual distributions from their 403(b) annuity contracts by a required date. Generally, you must take the first required minimum distribution for the calendar year in which you turn age 72 (or age 70 1/2 if applicable). You may be able to delay the start of required minimum distributions for all or part of your account balance until after age 72 (or age 70 1/2 if applicable), as follows:

•

For 403(b) plan participants who have not retired from service with the employer maintaining the 403(b) plan by the calendar year the participant turns age 72 (or age 70 1/2 if applicable), the required beginning date for minimum distributions is extended to April 1 following the calendar year of retirement.

•

403(b) plan participants may also delay the start of required minimum distributions to age 75 for the portion of their account value attributable to their December 31, 1986 TSA contract account balance, even if retired at age 72 (or age 70 1/2 if applicable). We will know whether or not you qualify for this exception because it only applies to individuals who established their Accumulator® Series Rollover TSA contract by direct Revenue Ruling 90-24 transfer prior to September 25, 2007, or by a contract exchange or a plan-to-plan exchange approved under the employer’s plan after that date. If you do not give us the amount of your December 31, 1986, account balance that is being transferred to the Accumulator® Series Rollover TSA contract on the form used to establish the TSA contract, you do not qualify.

VIII-3

Spousal consent rules

Your employer told us on the form used to establish the TSA contract whether or not you need to get spousal consent for loans, withdrawals or other distributions. If you do, you will need such consent if you are married when you request a withdrawal under the TSA contract. In addition, unless you elect otherwise with the written consent of your spouse, the retirement benefits payable under the plan must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is payable for the life of the annuitant with a survivor annuity for the life of the spouse in an amount not less than one-half of the amount payable to the annuitant during his or her lifetime. In addition, if you are married, the beneficiary must be your spouse, unless your spouse consents in writing to the designation of another beneficiary.

If you are married and you die before annuity payments have begun, payments will be made to your surviving spouse in the form of a life annuity unless at the time of your death a contrary election was in effect. However, your surviving spouse may elect, before payments begin, to receive payments in any form permitted under the terms of the TSA contract and the plan of the employer who provided the funds for the TSA contract.

Early distribution penalty tax

A penalty tax of 10% of the taxable portion of a distribution applies to distributions from a TSA contract before you reach age 59 1/2. This is in addition to any income tax. There are exceptions to the extra penalty tax. Some of the available exceptions to the pre-age 59 1/2 penalty tax include distributions made:

•	on or after your death; or

•	because you are disabled (special federal income tax definition); or

•	to pay for certain extraordinary medical expenses (special federal income tax definition); or

•	under legislation enacted at the end of 2019, distributions made in connection with the birth or adoption of a child as specified in the Code; or

•	in any form of payout after you have separated from service (only if the separation occurs during or after the calendar year you reach age 55); or

in a payout in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy), or over the joint lives of you and your beneficiary (or your joint life expectancies) using an IRS-approved distribution method (only after you have separated from service at any age).

VIII-4

Appendix IX: Rules regarding contributions to your contract

With limited exceptions, we no longer accept contributions to the contracts. We currently continue to accept contributions to: (i) QP contracts; and (ii) all contracts, except TSA contracts, issued in the states of Florida and Texas. We no longer accept contributions to TSA contracts. Information regarding contributions in this section is for the benefit of contract owners currently eligible to continue making contributions to the contracts.

Contract Type	NQ
Issue Ages	• 0-85 (Accumulator®, Accumulator® EliteSM & Accumulator® SelectSM) • 0-80 (Accumulator® PlusSM)
Minimum additional contribution amount	• $500 • $100 monthly and $300 quarterly under our automatic investment program (additional)
Source of contributions	• After-tax money. • Paid to us by check or transfer of contract value in a tax-deferred exchange under Section 1035 of the Internal Revenue Code.
Limitations on contributions(1)

•   No additional contributions may be made after attainment of age 86, or if later, the first contract date anniversary. (Accumulator®, Accumulator® EliteSM & Accumulator® SelectSM)

•   No additional contributions may be made after attainment of age 81 or, if later, the first contract date anniversary. (Accumulator® PlusSM)

Contract Type	Rollover IRA
Issue Ages	• 20-85 (Accumulator®, Accumulator® EliteSM & Accumulator® SelectSM) • 20-80 (Accumulator® PlusSM )
Minimum additional contribution amount	• $50 • $100 monthly and $300 quarterly under our automatic investment program (additional) (subject to tax maximums)
Source of contributions

•   Eligible rollover distributions from 403(b) plans, qualified plans, and governmental employer 457(b) plans.

•   Rollovers from another traditional individual retirement arrangement.

•   Direct custodian-to-custodian transfers from another traditional individual retirement arrangement.

•   Regular IRA contributions.

•   Additional catch-up contributions.

Limitations on contributions(1)

•   No additional contributions may be made after attainment of age 86, or, if later, the first contract date anniversary. (Accumulator®, Accumulator® EliteSM & Accumulator® SelectSM)

•   No additional contributions after attainment of age 81 or, if later, the first contract date anniversary. (Accumulator® PlusSM)

•   Contributions made after lifetime required minimum distributions must start must be net of any required minimum distributions.

•   Although we accept regular IRA contributions (limited to $6,000) under Rollover IRA contracts, we intend that the contract be used primarily for rollover and direct transfer contributions.

•   Additional catch-up contributions of up to $1,000 per calendar year where the owner is at least age 50 at any time during the calendar year for which the contribution is made.

(1)

Additional contributions may not be permitted under certain conditions in your state. Please see Appendix VI earlier in this Prospectus to see if additional contributions are permitted in your state. If you are participating in a Principal guarantee benefit, contributions will only be permitted for the first six months after the contract is issued and no further contributions will be permitted for the life of the contract. For the Guaranteed withdrawal benefit for life option, additional contributions are not permitted after the later of: (i) the end of the first contract year, and (ii) the date you make your first withdrawal. In addition to the limitations described here, we also reserve the right to refuse to accept any contribution under the contract at any time.

IX-1

Contract Type	Roth Conversion IRA
Issue Ages	• 20-85 (Accumulator®, Accumulator® EliteSM & Accumulator® SelectSM) • 20-80 (Accumulator® PlusSM)
Minimum additional contribution amount	• $50 • $100 monthly and $300 quarterly under our automatic investment program (additional) (subject to tax maximums)
Source of contributions

•  Rollovers from another Roth IRA.

•  Rollovers from a “designated Roth contribution account” under specified retirement plans.

•  Conversion rollovers from a traditional IRA or other eligible retirement plan.

•  Direct transfers from another Roth IRA.

•  Regular Roth IRA contributions.

•  Additional catch-up contributions.

Limitations on contributions(1)

•  No additional contributions may be made after attainment of age 86, or, if later, the first contract date anniversary. (Accumulator®, Accumulator® EliteSM & Accumulator® SelectSM)

•  No additional contributions may be made after attainment of age 81 or, if later, the first contract date anniversary. (Accumulator® PlusSM)

•  Conversion rollovers after lifetime required minimum distributions must start from the traditional IRA or other eligible retirement plan which is the source of the conversion rollover must be net of any required minimum distributions.

•  Although we accept Roth IRA contributions (limited to $6,000) under Roth IRA contracts, we intend that the contract be used primarily for rollover and direct transfer contributions.

•  Additional catch-up contributions of up to $1,000 per calendar year where the owner is at least age 50 at any time during the calendar year for which the contribution is made.

Contract Type	Inherited IRA Beneficiary continuation contract (traditional IRA or Roth IRA)(2)
Issue Ages	• 0-70 (Accumulator®, Accumulator® EliteSM & Accumulator® SelectSM)
Minimum additional contribution amount	• $1,000
Source of contributions

•  Direct custodian-to-custodian transfers of your interest as a death beneficiary of the deceased owner’s traditional individual retirement arrangement or Roth IRA to an IRA of the same type.

•  Non-spousal beneficiary direct rollover contributions may be made to an Inherited IRA contract under specified circumstances from these “Applicable Plans”: qualified plans, 403(b) plans and governmental employer 457(b) plans.

Limitations on contributions(1)

•  No additional contributions after the first contract year.

•  Any additional contributions must be from the same type of IRA of the same deceased owner.

•  No additional contributions are permitted to Inherited IRA contracts issued as a non-spousal beneficiary direct rollover from an Applicable Plan.

Contract Type	QP
Issue Ages	• 20-75 (Accumulator® & Accumulator® EliteSM) • 20-70 (Accumulator® PlusSM)
Minimum additional contribution amount	• $500
Source of contributions

•  Only transfer contributions from other investments within an existing qualified plan trust.

•  The plan must be qualified under Section 401(a) of the Internal Revenue Code.

•  For 401(k) plans, transferred contributions may not include any after-tax contributions, including designated Roth contributions.

Limitations on contributions(1)

•  A separate QP contract must be established for each plan participant.

•  We do not accept regular on-going payroll contributions or contributions directly from the employer.

•  Only one additional transfer contribution may be made during a contract year.

•  No additional transfer contributions after the annuitant’s attainment of age 76 (age 71 under Accumulator® PlusSM contracts) or if later, the first contract date anniversary.

•  Contributions made after lifetime required minimum distributions must start must be net of any required minimum distributions.

See Appendix II earlier in this Prospectus for a discussion of purchase considerations of QP contracts.
(1)

Additional contributions may not be permitted under certain conditions in your state. Please see Appendix VI earlier in this Prospectus to see if additional contributions are permitted in your state. If you are participating in a Principal guarantee benefit, contributions will only be permitted for the first six months after the contract is issued and no further contributions will be permitted for the life of the contract. For the Guaranteed withdrawal benefit for life option, additional contributions are not permitted after the later of: (i) the end of the first contract year, and (ii) the date you make your first withdrawal. In addition to the limitations described here, we also reserve the right to refuse to accept any contribution under the contract at any time.

(2)

Legislation enacted at the end of 2019 has changed key aspects of Inherited IRA contracts. We anticipate making changes in 2020 to our Inherited IRA contracts to reflect these legislative changes. We also may consider limiting the availability of Inherited IRA contracts to new purchasers pending the issuance of further guidance.

IX-2

Contract Type	Flexible Premium IRA
Issue Ages	• 20-70 (Accumulator®)
Minimum additional contribution amount	• $50 • $50 monthly or quarterly under our automatic investment program (additional) (subject to tax maximums)
Source of contributions

•  Regular traditional IRA contributions.

•  Additional catch-up contributions.

•  Eligible rollover distributions from 403(b) plans, qualified plans, and governmental employer 457(b) plans.

•  Rollovers from another traditional individual retirement arrangement.

•  Direct custodian-to-custodian transfers from another traditional individual retirement arrangement.

Limitations on contributions(1)

•  Regular contributions may not exceed $6,000.

•  Additional catch-up contributions of up to $1,000 per calendar year where the owner is at least age 50 at any time during the calendar year for which the contribution is made.

•  Although we accept rollover and direct transfer contributions under the Flexible Premium IRA contract, we intend that the contract be used for ongoing regular contributions.

•  No additional contributions may be made after attainment of age 86.

•  Additional contributions made after lifetime required minimum distributions must start must be net of required minimum distributions.

Contract Type	Flexible Premium Roth IRA
Issue Ages	• 20-85 (Accumulator®)
Minimum additional contribution amount	• $50 • $50 monthly or quarterly under our automatic investment program (additional) (subject to tax maximums)
Source of contributions

•  Regular Roth IRA contributions.

•  Additional catch-up contributions.

•  Rollovers from another Roth IRA.

•  Rollovers from a ‘‘designated Roth contribution account’’ under specified retirement plans.

•  Conversion rollovers from a traditional IRA or other eligible retirement plan.

•  Direct transfers from another Roth IRA.

Limitations on contributions(1)

•  No additional contributions may be made after attainment of age 86, or, if later, the first contract date anniversary.

•  Contributions are subject to income limits and other tax rules.

•  Regular Roth IRA contributions may not exceed $6,000.

•  Additional catch-up contributions of up to $1,000 per calendar year where the owner is at least age 50 at any time during the calendar year for which the contribution is made.

•  Although we accept rollover and direct transfer contributions under the Flexible Premium Roth IRA contract, we intend that the contract be used for ongoing regular Roth IRA contributions.

(1)

Additional contributions may not be permitted under certain conditions in your state. Please see Appendix VI earlier in this Prospectus to see if additional contributions are permitted in your state. If you are participating in a Principal guarantee benefit, contributions will only be permitted for the first six months after the contract is issued and no further contributions will be permitted for the life of the contract. For the Guaranteed withdrawal benefit for life option, additional contributions are not permitted after the later of: (i) the end of the first contract year, and (ii) the date you make your first withdrawal. In addition to the limitations described here, we also reserve the right to refuse to accept any contribution under the contract at any time.

See ‘‘Tax information’’ earlier in this Prospectus for a more detailed discussion of sources of contributions and certain contribution limitations. For information on when contributions are credited under your contract see ‘‘Dates and prices at which contract events occur’’ in ‘‘More information’’ earlier in this Prospectus. Please review your contract for information on contribution limitations.

IX-3

Appendix X: Guaranteed Benefit Lump Sum Payment Option Hypothetical Illustrations

Example 1*. GMIB

Assume the contract owner is a 75 year old male who elected the GMIB at contract issue. Further assume the GMIB benefit base is $100,000 and the account value fell to zero, either due to a withdrawal that was not an Excess withdrawal or due to a deduction of charges. If the no lapse guarantee remains in effect, the contract owner would receive one the following:

If the type of Annuity is1:	Then the annual payment amount would be:
A single life annuity	$7,764.13
A single life annuity with a maximum 10-year period certain	$6,406.96
A joint life annuity	$5,675.19
A joint life annuity with a maximum 10-year period certain	$5,561.69
1	These are the only annuity payout options available under the GMIB. Not all annuity payout options are available in all contract series.

In the alternative, the contract owner may elect to receive the Guaranteed Benefit Lump Sum Payment. The Guaranteed Benefit Lump Sum Payment would be equal to the following:

If the percentage of computed contract reserve is:	Then the Guaranteed Benefit Lump Sum Payment Amount would be:
50%	$35,397.46
60%	$42,476.95
70%	$49,556.45
80%	$56,635.94
90%	$63,715.43

Example 2*. GWBL — with no guaranteed minimum or enhanced death benefit

Assume the contract owner is a 75 year old male who elected the GWBL at contract issue. Also assume the contract has no guaranteed minimum or enhanced death benefit. Further assume the GWBL benefit base is $100,000 and the account value fell to zero, either due to a withdrawal that was not an Excess withdrawal or due to a deduction of charges. The contract owner would receive one the following:

If the Applicable percentage is:	Then the Guaranteed annual withdrawal amount (GAWA) would be:
4.0%	$4,000.00
5.0%	$5,000.00
6.0%	$6,000.00

In the alternative, the contract owner may elect to receive the Guaranteed Benefit Lump Sum Payment. The Guaranteed Benefit Lump Sum Payment would be equal to the following:

If the percentage of computed contract reserve is:	And the GAWA is $4,000: Then the Guaranteed Benefit Lump Sum Payment Amount would be:	And the GAWA is $5,000: Then the Guaranteed Benefit Lump Sum Payment Amount would be:	And the GAWA is $6,000: Then the Guaranteed Benefit Lump Sum Payment Amount would be:
50%	$19,025.75	$23,782.19	$28,538.63
60%	$22,830.90	$28,538.63	$34,246.36
70%	$26,636.05	$33,295.07	$39,954.08
80%	$30,441.20	$38,051.51	$45,661.81
90%	$34,246.36	$42,807.94	$51,369.53

X-1

Example 3*. GWBL — with a guaranteed minimum or enhanced death benefit

Assume the same facts in Example 2 above; except that the contract includes a $100,000 guaranteed minimum or enhanced death benefit at the time the account value fell to zero.

If the Applicable percentage is:	Then the Guaranteed annual withdrawal amount (GAWA) would be:
4.0%	$4,000.00
5.0%	$5,000.00
6.0%	$6,000.00

In the alternative, the contract owner may elect to receive the Guaranteed Benefit Lump Sum Payment. The Guaranteed Benefit Lump Sum Payment would be equal to the following:

If the percentage of computed contract reserve is:	And the GAWA is $4,000: Then the Guaranteed Benefit Lump Sum Payment Amount would be:	And the GAWA is $5,000: Then the Guaranteed Benefit Lump Sum Payment Amount would be:	And the GAWA is $6,000: Then the Guaranteed Benefit Lump Sum Payment Amount would be:
50%	$31,602.39	$35,561.38	$39,341.92
60%	$37,922.87	$42,673.65	$47,210.30
70%	$44,243.34	$49,785.93	$55,078.69
80%	$50,563.82	$56,898.20	$62,947.07
90%	$56,884.30	$64,010.48	$70,815.46
*

These examples are hypothetical and are the result of a significant number of actuarial calculations using multiple market scenarios and many years of future projections. Examples 2 and 3 do not reflect GAWA payments made on a joint life basis. GAWA Payments made on a joint life basis would be lower. In addition, Examples 2 and 3 do not reflect reductions for any annual payments under a Customized payment plan or Maximum payment plan made since the account value fell to zero. The results are for illustrative purposes and are not intended to represent your particular situation. Your guaranteed annual payments or Guaranteed Benefit Lump Sum Payment amount may be higher or lower than the amounts shown.

X-2

Statement of additional information

Page

The Company	2

Unit Values	2

Custodian	2

Independent Registered Public Accounting Firm	2

Distribution of the Contracts	2

Financial Statements	2

Condensed Financial Information	Appendix I

How to Obtain an Accumulator® Series Statement of Additional Information for Separate Account No. 49

Send this request form to:

Retirement Service Solutions

P.O. Box 1547

Secaucus, NJ 07096-1547

Please send me an Accumulator® Series SAI for Separate Account No. 49 dated May 1, 2020.

Name

Address
City	State	Zip

#825635/Accumulator ‘02/’04,‘06/’06.5, ‘07/’07.5, 8.0/8.2/8.3, 9.0 All

The Accumulator® Series

A combination variable and fixed deferred annuity contract

Prospectus dated May 1, 2020

Please read and keep this Prospectus for future reference. It contains important information that you should know before taking any action under your contract. This Prospectus supersedes all prior Prospectuses and supplements. You should read the prospectuses for each Trust, which contain important information about the portfolios.

What is the Accumulator® Series ?

The Accumulator® Series are deferred annuity contracts issued by Equitable Financial Life Insurance Company (the “Company”, “we”, “our” and “us”), formerly AXA Equitable Life Insurance Company. The series consists of Accumulator®, Accumulator® PlusSM, Accumulator® EliteSM and Accumulator® SelectSM. The contracts provide for the accumulation of retirement savings and for income. The contracts offer income and death benefit protection as well. They also offer a number of payout options. You invest to accumulate value on a tax-deferred basis in one or more of our “investment options”: (i) variable investment options, (ii) the guaranteed interest option, (iii) fixed maturity options, or (iv) the account for special dollar cost averaging or the account for special money market dollar cost averaging†.

This Prospectus is a disclosure document and describes all of the contract’s material features, benefits, rights and obligations, as well as other information. The description of the contract’s material provisions in this Prospectus is current as of the date of this Prospectus. If certain material provisions under the contract are changed after the date of this Prospectus in accordance with the contract, those changes will be described in a supplement to this Prospectus. You should carefully read this Prospectus in conjunction with any applicable supplements. The contract should also be read carefully.

With limited exceptions, we no longer accept contributions to the contracts. We currently continue to accept contributions to: (i) QP contracts; and (ii) all contracts, except TSA contracts, issued in the state of Florida. References to contributions in this Prospectus are for the benefit of contract owners currently eligible to continue making contributions to the contracts.

The contracts may not have been available in all states. Certain features and benefits described in this Prospectus may vary in your state; all features and benefits may not be available in all contracts, in all states or from all selling broker-dealers. Please see Appendix VII later in this Prospectus for more information on state availability and/or variations of certain features and benefits. All optional features and benefits described in this Prospectus may not have been available at the time you purchased the contract. We have the right to restrict availability of any optional feature or benefit. In addition, not all optional features and benefits may be available in combination with other optional features and benefits. We can refuse to accept any application or contribution from you at any time, including after you purchase the contract.

(†)

The account for special dollar cost averaging is only available with Accumulator® and Accumulator® EliteSM contracts. The account for special money market dollar cost averaging is only available with Accumulator® PlusSM and Accumulator® SelectSM contracts.

Variable investment options

•	1290 VT GAMCO Mergers & Acquisitions
•	1290 VT GAMCO Small Company Value
•	1290 VT SmartBeta Equity(1)
•	1290 VT Socially Responsible
•	EQ/400 Managed Volatility
•	EQ/2000 Managed Volatility
•	EQ/AB Short Duration Government Bond
•	EQ/AB Small Cap Growth
•	EQ/Aggressive Allocation
•	EQ/Aggressive Growth Strategy(1)
•	EQ/ClearBridge Select Equity Managed Volatility
•	EQ/Common Stock Index
•	EQ/Conservative Allocation
•	EQ/Conservative-Plus Allocation
•	EQ/Core Bond Index
•	EQ/Equity 500 Index
•	EQ/Franklin Balanced Managed Volatility
•	EQ/Franklin Small Cap Value Managed Volatility
•	EQ/Global Equity Managed Volatility
•	EQ/Intermediate Government Bond
•	EQ/International Core Managed Volatility
•	EQ/International Equity Index
•	EQ/International Value Managed Volatility
•	EQ/Janus Enterprise
•	EQ/Large Cap Core Managed Volatility
•	EQ/Large Cap Growth Index
•	EQ/Large Cap Growth Managed Volatility
•	EQ/Large Cap Value Index
•	EQ/Large Cap Value Managed Volatility
•	EQ/Mid Cap Index
•	EQ/Mid Cap Value Managed Volatility
•	EQ/Moderate Allocation
•	EQ/Moderate-Plus Allocation
•	EQ/Money Market
•	EQ/Quality Bond Plus
•	EQ/Small Company Index
•	Multimanager Technology

(1)

This is the surviving variable investment option of a Portfolio merger. Please see “Portfolios of the Trust” later in this prospectus for the name of the acquired variable investment option which may continue to be used in certain documents for a period of time after the date of this prospectus.

You may allocate amounts to any of the variable investment options. At any time, we have the right to limit or terminate your contributions and allocations to any of the variable investment options and to limit the number of variable investment options which you may elect. Each variable investment option is a subaccount of Separate Account No. 49. Each variable investment option, in turn, invests in a corresponding securities portfolio (“Portfolio”) of EQ Premier VIP Trust or EQ Advisors Trust (the “Trusts”). Your investment results in a variable investment option will depend on the investment performance of the related Portfolio.

You may also allocate amounts to the guaranteed interest option, the fixed maturity options, and the account for special dollar cost averaging (for Accumulator® and Accumulator® EliteSM contracts) or the account for special money market dollar cost averaging (for Accumulator® PlusSM and Accumulator® SelectSM contracts), which are discussed later in this Prospectus. If you elect the Guaranteed withdrawal benefit for life or a Principal guarantee benefit, your investment options

The Securities and Exchange Commission (‘‘SEC’’) has not approved or disapproved these securities or determined if this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense. The contracts are not insured by the FDIC or any other agency. They are not deposits or other obligations of any bank and are not bank guaranteed. They are subject to investment risks and possible loss of principal.

#812582 ’07/’07.5 All

will be limited to the guaranteed interest option, certain permitted variable investment options and the account for special dollar cost averaging (for Accumulator® and Accumulator® EliteSM contracts) or the account for special money market dollar cost averaging (for Accumulator® PlusSM and Accumulator® SelectSM contracts). The permitted variable investment options are described later in this Prospectus.

Types of contracts.  We offer the contracts for use as:

•	A nonqualified annuity (‘‘NQ’’) for after-tax contributions only.

•	An individual retirement annuity (‘‘IRA’’), either traditional IRA or Roth IRA.

We offer two versions of the traditional IRA: ‘‘Rollover IRA’’ and ‘‘Flexible Premium IRA.’’ We also offer two versions of the Roth IRA: ‘‘Roth Conversion IRA’’ and ‘‘Flexible Premium Roth IRA.’’

•	Traditional and Roth Inherited IRA beneficiary continuation contract (‘‘Inherited IRA’’) (direct transfer and specified direct rollover contributions only).

•	An annuity that is an investment vehicle for qualified defined contribution plans and certain qualified defined benefit plans (‘‘QP’’) (Rollover and direct transfer contributions only).

•

An Internal Revenue Code Section 403(b) Tax-Sheltered Annuity (‘‘TSA’’) — (‘‘Rollover TSA’’) (Rollover and direct transfer contributions only; employer or plan approval required). We no longer accept contributions to TSA contracts.

Not all types of contracts are available with each version of the Accumulator® Series contracts. See “Rules regarding contributions to your contract” in “Appendix X” for more information.

Registration statements relating to this offering have been filed with the SEC. The statement of additional information (‘‘SAI’’) dated May 1, 2020, is part of the registration statement. The SAI is available free of charge. You may request one by writing to our processing office at P.O. Box 1547, Secaucus, NJ 07096-1547 or calling 1-800-789-7771. The SAI is incorporated by this reference into this Prospectus. This Prospectus and the SAI can also be obtained from the SEC’s website at www.sec.gov. The table of contents for the SAI appears at the back of this Prospectus.

The contract is no longer available for new purchasers.  These versions of the Accumulator® Series contracts are no longer being sold. This Prospectus is designed for current contract owners. In addition to the possible state variations noted above, you should note that your contract features and charges may vary depending on the date on which you purchased your contract. For more information about the particular features, charges and options applicable to you, please contact your financial professional or refer to your contract, as well as review Appendix VIII later in this Prospectus for contract variation information and timing. You may not change your contract or its features as issued.

Electronic delivery of shareholder reports (pursuant to Rule 30e-3).  Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the shareholder reports for portfolio companies available under your contract will no longer be sent by mail, unless you specifically request paper copies of the reports from the Company or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications electronically from the Company by calling 1-800-789-7771 or by calling your financial intermediary.

You may elect to receive all future reports in paper free of charge. You can inform the Company or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling 1-877-522-5035, by sending an email request to EquitableFunds@dfinsolutions.com, or by calling your financial intermediary. Your election to receive reports in paper will apply to all portfolio companies available under your contract.

Contents of this Prospectus

Index of key words and phrases	5
Who is the Company	7
How to reach us	8
The Accumulator® Series at a glance — key features	10

Fee table	13

Examples	15
Condensed financial information	16

1. Contract features and benefits	17
How you can contribute to your contract	17
Owner and annuitant requirements	17
How you can make your contributions	18
What are your investment options under the contract?	19
Portfolios of the Trusts	20
Allocating your contributions	27
Credits (for Accumulator® PlusSM contracts only)	30
Guaranteed minimum death benefit and Guaranteed minimum income benefit base	31
Annuity purchase factors	34
Guaranteed minimum income benefit	35
Guaranteed minimum death benefit	38
Guaranteed withdrawal benefit for life (‘‘GWBL’’)	41
Principal guarantee benefits	45
Guaranteed benefit offers	46
Guaranteed benefit lump sum payment option	47
Inherited IRA beneficiary continuation contract	48
Your right to cancel within a certain number of days	49

2. Determining your contract’s value	51
Your account value and cash value	51
Your contract’s value in the variable investment options	51
Your contract’s value in the guaranteed interest option	51
Your contract’s value in the fixed maturity options	51
Your contract’s value in the account for special dollar cost averaging	51
Effect of your account value falling to zero	51
Termination of your contract	52

When we address the reader of this Prospectus with words such as “you“ and “your,“ we mean the person who has the right or responsibility that the Prospectus is discussing at that point. This is usually the contract owner.

When we use the word “contract“ it also includes certificates that are issued under group contracts in some states.

3

3. Transferring your money among investment options	53
Transferring your account value	53
Our administrative procedures for calculating your Roll-Up benefit base following a transfer	53
Disruptive transfer activity	54
Rebalancing your account value	55

4. Accessing your money	57
Withdrawing your account value	57
How withdrawals are taken from your account value	61
How withdrawals affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Principal guarantee benefits	61
How withdrawals affect your GWBL and GWBL Guaranteed minimum death benefit	63
Withdrawals treated as surrenders	63
Loans under Rollover TSA contracts	63
Surrendering your contract to receive its cash value	64
When to expect payments	64
Signature guarantee	65
Your annuity payout options	65

5. Charges and expenses	68
Charges that the Company deducts	68
Charges that the Trusts deduct	73
Group or sponsored arrangements	73
Other distribution arrangements	74

6. Payment of death benefit	75
Your beneficiary and payment of benefit	75
Beneficiary continuation option	78

7. Tax information	81
Overview	81
CARES Act	81
Contracts that fund a retirement arrangement	81
Transfers among investment options	81
Taxation of nonqualified annuities	81
Individual retirement arrangements (IRAs)	84
Traditional individual retirement annuities (traditional IRAs)	85
Roth individual retirement annuities (Roth IRAs)	91
Tax withholding and information reporting	94
Special rules for contracts funding qualified plans	94
Impact of taxes to the Company	95

8. More information	96
About Separate Account No. 49	96
About the Trusts	96
About our fixed maturity options	96
About the general account	98

About other methods of payment	98
Dates and prices at which contract events occur	99
About your voting rights	100
COVID-19	100
Cybersecurity risks and catastrophic events	100
Statutory compliance	101
About legal proceedings	101
Financial statements	101
Transfers of ownership, collateral assignments, loans and borrowing	101
About Custodial IRAs	102
How divorce may affect your guaranteed benefits	102
How divorce may affect your Joint Life GWBL	102
Distribution of the contracts	102

9. Incorporation of certain documents by reference	105

Appendices

I	—	Condensed financial information	I-1

II	—	Purchase considerations for QP contracts	II-1

III	—	Market value adjustment example	III-1

IV	—	Enhanced death benefit example	IV-1

V	—	Hypothetical illustrations	V-1

VI	—	Earnings enhancement benefit example	VI-1

VII	—	State contract availability and/or variations of certain features and benefits	VII-1

VIII	—	Contract variations	VIII-1

IX	—	Tax-sheltered annuity contracts (TSAs)	IX-1

X	—	Rules regarding contributions to your contract	X-1

XI	—	Guaranteed benefit lump sum payout option hypothetical illustrations	XI-1

XII	—	New Guaranteed withdrawal Benefit for Life	XII-1

Statement of additional information Table of contents

4

Index of key words and phrases

This index should help you locate more information on the terms used in this Prospectus.

Page

3% Roll-Up to age 85	33
6% Roll-Up to age 85	32
6 1/2% Roll-Up to age 85	32
account for special dollar cost averaging	27
account for special money market dollar cost averaging	29
account value	51
administrative charge	68
annual administrative charge	69
Annual Ratchet	43
Annual Ratchet to age 85 enhanced death benefit	32
annuitant	17
annuitization	65
annuity maturity date	66
annuity payout options	65
annuity purchase factors	34
automatic annual reset program	34
automatic customized reset program	34
automatic investment program	98
beneficiary	75
Beneficiary continuation option (‘‘BCO’’)	78
business day	99
cash value	51
charges for state premium and other applicable taxes	73
contract date	18
contract date anniversary	18
contract year	18
contributions to Roth IRAs	91
regular contributions	91
rollovers and transfers	91
conversion contributions	92
contributions to traditional IRAs	85
regular contributions	85
rollovers and direct transfers	86
credit	30
disability, terminal illness or confinement to nursing home	70
disruptive transfer activity	54
Distribution Charge	69
Earnings enhancement benefit	39
Earnings enhancement benefit charge	72
ERISA	74, 81
fixed-dollar option	29
fixed maturity options	26
Flexible Premium IRA	2
Flexible Premium Roth IRA	2
free look	49
free withdrawal amount	70
general account	98

Page
general dollar cost averaging	29
guaranteed interest option	26
Guaranteed minimum death benefit	38
Guaranteed minimum death benefit and Guaranteed minimum income benefit base	31
Guaranteed minimum income benefit	35
Guaranteed minimum income benefit and the Roll-Up benefit base reset option	33
Guaranteed minimum income benefit charge	72
Guaranteed minimum income benefit ‘‘no lapse guarantee’’	52
Guaranteed withdrawal benefit for life (‘‘GWBL’’)	41
Guaranteed withdrawal benefit for life benefit charge	73
GWBL benefit base	41
Inherited IRA	2
investment options	1
Investment simplifier	29
IRA	2
IRS	81
lifetime required minimum distribution withdrawals	60
loan reserve account	64
loans under Rollover TSA	63
market adjusted amount	26
market value adjustment	27
market timing	54
Maturity date annuity payments	67
maturity dates	26
maturity value	26
Mortality and expense risks charge	68
NQ	2
one-time reset option	34
Online Account Access	8
partial withdrawals	59
participant	18
permitted variable investment options	19
Portfolio	1
Principal guarantee benefits	45
processing office	2, 8
QP	2
rate to maturity	26
rebalancing	55
Rollover IRA	2
Rollover TSA	2
Roth Conversion IRA	2
Roth IRA	91
SAI	2
SEC	1
self-directed allocation	28
Separate Account No. 49	96

5

Page
Special dollar cost averaging	28
Special money market dollar cost averaging	29
Spousal continuation	76
standard death benefit	32
substantially equal withdrawals	59
systematic withdrawals	59
TSA	2

Page
traditional IRA	85
Trusts	1
unit	51
variable investment options	1, 19
wire transmittals and electronic applications	98
withdrawal charge	69

To make this Prospectus easier to read, we sometimes use different words than in the contract or supplemental materials. This is illustrated below. Although we use different words, they have the same meaning in this Prospectus as in the contract or supplemental materials. Your financial professional can provide further explanation about your contract or supplemental materials.

Prospectus	Contract or Supplemental Materials
fixed maturity options	Guarantee Periods (Guaranteed Fixed Interest Accounts in supplemental materials)

variable investment options	Investment Funds

account value	Annuity Account Value

rate to maturity	Guaranteed Rates

unit	Accumulation Unit

Guaranteed minimum death benefit	Guaranteed death benefit

Guaranteed minimum income benefit	Guaranteed Income Benefit

guaranteed interest option	Guaranteed Interest Account

Guaranteed withdrawal benefit for life	Guaranteed withdrawal benefit

GWBL benefit base	Guaranteed withdrawal benefit for life benefit base

Guaranteed annual withdrawal amount	Guaranteed withdrawal benefit for life Annual withdrawal amount

Excess withdrawal	Guaranteed withdrawal benefit for life Excess withdrawal

6

The Company

We are Equitable Financial Life Insurance Company, a New York stock life insurance corporation. We have been doing business since 1859. The Company is an indirect wholly owned subsidiary of Equitable Holdings, Inc. No other company has any legal responsibility to pay amounts that the Company owes under the contracts. The Company is solely responsible for paying all amounts owed to you under your contract.

Equitable Holdings, Inc. and its consolidated subsidiaries managed approximately $734.4 billion in assets as of December 31, 2019. For more than 160 years the Company has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.

7

How to reach us

Please communicate with us at the mailing addresses listed below for the purposes described. You can also use our Online Account Access system to access information about your account and to complete certain requests through the Internet. Certain methods of contacting us, such as by telephone or electronically, may be unavailable, delayed or discontinued. For example, our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing. In addition, the level and type of service available may be restricted based on criteria established by us. In order to avoid delays in processing, please send your correspondence and check to the appropriate location, as follows:

For correspondence with checks:

For contributions sent by regular mail:

Retirement Service Solutions

P.O. Box 1577

Secaucus, NJ 07096-1577

For contributions sent by express delivery:

Retirement Service Solutions

500 Plaza Drive, 6th Floor

Secaucus, NJ 07094

For correspondence without checks:

For all other communications (e.g., requests for transfers, withdrawals, or required notices) sent by regular mail:

Retirement Service Solutions

P.O. Box 1547

Secaucus, NJ 07096-1547

For all other communications (e.g., requests for transfers, withdrawals, or required notices) sent by express delivery:

Retirement Service Solutions

500 Plaza Drive, 6th Floor

Secaucus, NJ 07094

Your correspondence will be picked up at the mailing address noted above and delivered to our processing office. Your correspondence, however, is not considered received by us until it is received at our processing office. Where this Prospectus refers to the day when we receive a contribution, request, election, notice, transfer or any other transaction request from you, we mean the day on which that item (or the last thing necessary for us to process that item) arrives in complete and proper form at our processing office or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives (1) on a day that is not a business day or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day. Our processing office is: 500 Plaza Drive, 6th Floor, Secaucus, New Jersey 07094.

Reports we provide:

•	written confirmation of financial transactions;
•	statement of your account value at the close of each calendar year, and any calendar quarter in which there was a financial transaction; and

•

annual statement of your account value as of the close of the contract year, including notification of eligibility for GWBL deferral bonuses and eligibility to exercise the Guaranteed minimum income benefit and/or the Roll-Up benefit base reset option.

Online Account Access system:

Online Account Access is designed to provide this information through the Internet. You can obtain information on:

•	your current account value;

•	your current allocation percentages;

•	the number of units you have in the variable investment options;

•	the daily unit values for the variable investment options; and

•	performance information regarding the variable investment options.

You can also:

•	change your allocation percentages and/or transfer among the investment options;

•	elect to receive certain contract statements electronically;

•	enroll in, modify or cancel a rebalancing program;

•	change your address;

•	change your password; and

•	access Frequently Asked Questions and Service Forms.

Online Account Access is normally available seven days a week, 24 hours a day. You may access Online Account Access by visiting our website at www.equitable.com. Of course, for reasons beyond our control, this service may sometimes be unavailable.

We have established procedures to reasonably confirm that the instructions communicated by the Internet are genuine. For example, we will require certain personal identification information before we will act on Internet instructions and we will provide written confirmation of your transfers. If we do not employ reasonable procedures to confirm the genuineness of Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following Internet instructions we reasonably believe to be genuine.

We reserve the right to limit access to this service if we determine that you engaged in a disruptive transfer activity, such as ‘‘market timing’’ (see ‘‘Disruptive transfer activity’’ in ‘‘Transferring your money among investment options’’ later in this Prospectus).

8

Customer service representative:

You may also use our toll-free number (1-800-789-7771) to speak with one of our customer service representatives. Our customer service representatives are available on the following business days:

•	Monday through Thursday from 8:30 a.m. until 7:00 p.m., Eastern time.

•	Friday from 8:30 a.m. until 5:30 p.m., Eastern time.

We require that the following types of communications be on specific forms we provide for that purpose:

(1)	authorization for telephone transfers by your financial professional;

(2)	conversion of a traditional IRA to a Roth Conversion IRA or, depending on your contract, Flexible Premium Roth IRA contract;

(3)	election of the automatic investment program;

(4)	requests for loans under Rollover TSA contracts (employer or plan approval required);

(5)	spousal consent for loans under Rollover TSA contracts;

(6)	requests for withdrawals or surrenders from Rollover TSA contracts (employer or plan approval required) and contracts with the Guaranteed withdrawal benefit for life (“GWBL”);

(7)	tax withholding elections (see withdrawal request form);

(8)	election of the beneficiary continuation option;

(9)	IRA contribution recharacterizations;

(10)	Section 1035 exchanges;

(11)	direct transfers and rollovers;

(12)	exercise of the Guaranteed minimum income benefit;

(13)	requests to reset your Roll-Up benefit base by electing one of the following: one-time reset option, automatic annual reset program or automatic customized reset program;

(14)	requests to opt out of or back into the Annual Ratchet of the Guaranteed withdrawal benefit for life (“GWBL”) benefit base;

(15)	death claims;

(16)	change in ownership (NQ only, if available under your contract);

(17)	requests for enrollment in either our Maximum payment plan or Customized payment plan under the Guaranteed withdrawal benefit for life (“GWBL”);

(18)	purchase by, or change of ownership to, a non-natural owner;

(19)	requests to reset the guaranteed minimum value for contracts with a Principal guarantee benefit;

(20)	requests to collaterally assign your NQ contract;

(21)	transfers into and among the investment options; and
(22)	requests for withdrawals.

We also have specific forms that we recommend you use for the following types of requests:

(1)	beneficiary changes;

(2)	contract surrender;

(3)	general dollar cost averaging (including the fixed dollar and interest sweep options);

(4)	special money market dollar cost averaging (for Accumulator® PlusSM and Accumulator® SelectSM contracts only); and

(5)	special dollar cost averaging (for Accumulator® and Accumulator® EliteSM contracts only).

To cancel or change any of the following, we require written notification generally at least seven calendar days before the next scheduled transaction:

(1)	automatic investment program;

(2)	general dollar cost averaging (including the fixed dollar and interest sweep options);

(3)	special money market dollar cost averaging (for Accumulator® PlusSM and Accumulator® SelectSM contracts only);

(4)	special dollar cost averaging (for Accumulator® and Accumulator® EliteSM contracts only);

(5)	substantially equal withdrawals;

(6)	systematic withdrawals;

(7)	the date annuity payments are to begin; and

(8)	RMD payments from inherited IRAs.

To cancel or change any of the following, we require written notification at least one calendar day prior to your contract date anniversary:

(1)	automatic annual reset program; and

(2)	automatic customized reset program.

You must sign and date all these requests. Any written request that is not on one of our forms must include your name and your contract number along with adequate details about the notice you wish to give or the action you wish us to take. Some requests may be completed online; you can use our Online Account Access system to contact us and to complete such requests through the Internet. In the future, we may require that certain requests be completed online.

Signatures:

The proper person to sign forms, notices and requests would normally be the owner. If there are joint owners, both must sign.

eDelivery:

You can register to receive statements and other documents electronically. You can do so by visiting our website at www.equitable.com.

9

The Accumulator® Series at a glance — key features

Four Contract Series	This Prospectus describes The Accumulator® Series contracts — Accumulator®, Accumulator® PlusSM, Accumulator® EliteSM, and Accumulator SelectSM. Each series provides for the accumulation of retirement savings and income, offers income and death benefit protection, and offers various payout options.

Each series provides a different charge structure. For details, please see the summary of the contract features below, the ‘‘Fee table’’ and ‘‘Charges and expenses’’ later in this Prospectus.

Each series is subject to different contribution rules, which are described in ‘‘Contribution amounts’’ later in this section and in ‘‘Rules regarding contributions to your contract” in “Appendix X” later in this Prospectus.

The chart below shows the availability of key features under each series of the contract.

	Accumulator®	Accumulator® PlusSM	Accumulator® EliteSM	Accumulator® SelectSM
Special dollar cost averaging	Yes	No	Yes	No
Special money market dollar cost averaging	No	Yes	No	Yes
Credits	No	Yes	No	No

Throughout the Prospectus, any differences among the contract series are identified.

You should work with your financial professional to decide which series of the contract may be appropriate for you based on a thorough analysis of your particular insurance needs, financial objectives, investment goals, time horizons and risk tolerance.
Professional investment management	The Accumulator® Series’ variable investment options invest in different Portfolios managed by professional investment advisers.
Fixed maturity options

•   Fixed maturity options (“FMOs”) with maturities ranging from approximately 1 to 10 years (subject to availability).

•   Each fixed maturity option offers a guarantee of principal and interest rate if you hold it to maturity.

If you make withdrawals or transfers from a fixed maturity option before maturity, there will be a market value adjustment due to differences in interest rates. If you withdraw or transfer only a portion of a fixed maturity amount, this may increase or decrease any value that you have left in that fixed maturity option. If you surrender your contract, a market value adjustment also applies.
Guaranteed interest option	• Principal and interest guarantees. • Interest rates set periodically.
Tax considerations	• No tax on earnings inside the contract until you make withdrawals from your contract or receive annuity payments.
• No tax on transfers among investment options inside the contract.
If you are purchasing or contributing to an annuity contract, which is an Individual Retirement Annuity (IRA) or Tax Sheltered Annuity (TSA), or to fund an employer retirement plan (QP or Qualified Plan), you should be aware that such annuities do not provide tax deferral benefits beyond those already provided by the Internal Revenue Code for these types of arrangements. Before purchasing or contributing to one of these contracts, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of these annuities compared with any other investment that you may use in connection with your retirement plan or arrangement. Depending on your personal situation, the contract’s guaranteed benefits may have limited usefulness because of required minimum distributions (“RMDs”).

10

Guaranteed minimum income benefit	The Guaranteed minimum income benefit provides income protection for you during your life once you elect to annuitize the contract.
Guaranteed withdrawal benefit for life	The Guaranteed withdrawal benefit for life option (‘‘GWBL’’) guarantees that you can take withdrawals up to a maximum amount each contract year (your ‘‘Guaranteed annual withdrawal amount’’) beginning at age 45 or later.
Withdrawals are taken from your account value and continue during your lifetime even if your account value falls to zero (unless it is caused by a withdrawal that exceeds your Guaranteed annual withdrawal amount).
Contribution amounts

Currently, with limited exceptions, we are not accepting additional contributions to Accumulator® series contracts. We continue to accept contributions to: (i) QP contracts; and (ii) all contracts, except TSA, issued in the state of Florida. Information regarding contributions in this section is for the benefit of contract owners currently eligible to continue making contributions to the contracts.

The chart below shows the minimum initial and additional contribution amounts under the contracts. Initial contribution amounts are provided for informational purposes only. Please see ‘‘How you can contribute to your contract” under ‘‘Contract features and benefits’’ and “Rules regarding contributions to your contract” in “Appendix X” for more information.

	Accumulator®	Accumulator® PlusSM	Accumulator® EliteSM	Accumulator® SelectSM
NQ	$5,000($500)(1)	$10,000($500)(1)	$10,000($500)(1)	$25,000($500)(1)
Rollover IRA	$5,000($50)(1)	$10,000($50)(1)	$10,000($50)(1)	$25,000($50)(1)
Flexible Premium IRA	$4,000($50)(2)	n/a	n/a	n/a
Roth Conversion IRA	$5,000($50)(1)	$10,000($50)(1)	$10,000($50)(1)	$25,000($50)(1)
Flexible Premium Roth IRA	$4,000($50)(2)	n/a	n/a	n/a
Inherited IRA Beneficiary Continuation contract (traditional IRA or Roth IRA) (“Inherited IRA”)	$5,000($1,000)	n/a	$10,000($1,000)	$25,000($1,000)
QP	$5,000($500)	$10,000($500)	$10,000($500)	n/a
Rollover TSA	$5,000($500)	$10,000($500)	$10,000($500)	$25,000($500)

(1) $100 monthly and $300 quarterly under our automatic investment program. (2) $50 monthly or quarterly under our automatic investment program.

• Maximum contribution limitations apply to all contracts. For more information, please see “How you can contribute to your contract” in “Contract features and benefits” later in this Prospectus.
In general, contributions are limited to $1.5 million ($500,000 maximum for owners or annuitants who are age 81 and older at contract issue) under all Accumulator® Series contracts with the same owner or annuitant. We generally limit aggregate contributions made after the first contract year to 150% of first-year contributions. Upon advance notice to you, we may exercise certain rights we have under the contract regarding contributions, including our rights to (i) change minimum and maximum contribution requirements and limitations, and (ii) discontinue acceptance of contributions. Further, we may at any time exercise our rights to limit your transfers to any of the variable investment options and to limit the number of variable investment options which you may elect. For more information, please see “How you can contribute to your contract” in “Contract features and benefits” later in this Prospectus.
Credit (Accumulator® PlusSM contracts only)	We allocate your contributions to your account value. We allocate a credit to your account value at the same time that we allocate your contributions. The credit will apply to additional contribution amounts only to the extent that those amounts exceed total withdrawals from the contract. The amount of credit may be up to 5% of each contribution, depending on certain factors. The credit is subject to recovery by us in certain limited circumstances.

11

Access to your money

•   Partial withdrawals

•   Several withdrawal options on a periodic basis

•   Loans under Rollover TSA contracts (employer or plan approval required)

•   Contract surrender

•   Maximum payment plan (only under contracts with GWBL)

•   Customized payment plan (only under contracts with GWBL)

You may incur a withdrawal charge (not applicable to Accumulator® SelectSM contracts) for certain withdrawals or if you surrender your contract. You may also incur income tax and a tax penalty. Certain withdrawals will diminish the value of optional benefits.

Payout options	• Fixed annuity payout options
Additional features

•   Guaranteed minimum death benefit options

•   Principal guarantee benefits

•   Dollar cost averaging

•   Automatic investment program

•   Account value rebalancing (quarterly, semiannually, and annually)

•   Free transfers

•   Waiver of withdrawal charge for certain withdrawals, disability, terminal illness, or confinement to a nursing home (not applicable to Accumulator® SelectSM contracts)

•   Earnings enhancement benefit, an optional death benefit available under certain contracts

•   Spousal continuation

•   Beneficiary continuation option

•   Roll-Up benefit base reset

Fees and charges	Please see “Fee table” later in this section for complete details.
Owner and annuitant issue ages	Please see “Rules regarding contributions to your contract” in “Appendix X” for owner and annuitant issue ages applicable to your contract.
Guaranteed benefit offers	From time to time, we may offer you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits. See “Guaranteed benefit offers” in “Contract features and benefits” for more information.

The table above summarizes only certain current key features and benefits of the contract. The table also summarizes certain current limitations, restrictions and exceptions to those features and benefits that we have the right to impose under the contract and that are subject to change in the future. In some cases, other limitations, restrictions and exceptions may apply. The contract may not currently be available in all states. Certain features and benefits described in this Prospectus may vary in your state; all features and benefits may not be available in all contracts, in all states or from all selling broker-dealers. Please see Appendix VII later in this Prospectus for more information on state availability and/or variations of certain features and benefits.

For more detailed information, we urge you to read the contents of this Prospectus, as well as your contract. This Prospectus is a disclosure document and describes all of the contract’s material features, benefits, rights and obligations, as well as other information. The Prospectus should be read carefully before investing. Please feel free to speak with your financial professional, or call us, if you have any questions.

Other contracts

We offer a variety of fixed and variable annuity contracts. They may offer features, including investment options, credits, fees and/or charges that are different from those in the contracts offered by this Prospectus. Not every contract is offered through every selling broker-dealer. Some selling broker-dealers may not offer and/or limit the offering of certain features or options, as well as limit the availability of the contracts, based on issue age or other criteria established by the selling broker-dealer. Upon request, your financial professional can show you information regarding our other annuity contracts that he or she distributes. You can also contact us to find out more about the availability of any of our annuity contracts.

You should work with your financial professional to decide whether an optional benefit is appropriate for you based on a thorough analysis of your particular insurance needs, financial objectives, investment goals, time horizons and risk tolerance.

12

Fee Table

The following tables describe the fees and expenses that you will pay when owning and surrendering the contract. Each of the charges and expenses is more fully described in ‘‘Charges and expenses’’ later in this Prospectus.

All features listed below may not have been available at the time you purchased your contract. See Appendix VIII later in this Prospectus for more information.

The first table describes fees and expenses that you will pay at the time that you surrender the contract, request special services, if you make certain withdrawals or apply your cash value to certain payout options. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply.

Charges we deduct from your account value at the time you request certain transactions
Maximum withdrawal charge as a percentage of contributions withdrawn (deducted if you surrender your contract or make certain withdrawals or apply your cash value to certain payout options).(1)	Accumulator® 7.00%	Accumulator® PlusSM 8.00%	Accumulator® EliteSM 8.00%	Accumulator® SelectSM N/A

Special services charges

• Wire transfer charge	Current and Maximum Charge:		$90

• Express mail charge	Current and Maximum Charge:		$35

• Duplicate contract charge	Current and Maximum Charge:		$35(2)

The following tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including the underlying trust portfolio fees and expenses.

Charges we deduct from your account value on each contract date anniversary
Maximum annual administrative charge(3)
If your account value on a contract date anniversary is less than $50,000(4)	$30

If your account value on a contract date anniversary is $50,000 or more	$0

Charges we deduct from your variable investment options expressed as an annual percentage of daily net assets
Separate account annual expenses:	Accumulator®	Accumulator® PlusSM	Accumulator® EliteSM	Accumulator® SelectSM

Mortality and expense risks(5)	0.80%	0.95%	1.10%	1.10%

Administrative	0.30%	0.35%	0.30%	0.25%

Distribution	0.20%	0.25%	0.25%	0.35%

Total Separate account annual expenses	1.30%	1.55%	1.65%	1.70%

Charges we deduct from your account value each year if you elect any of the following optional benefits
Guaranteed minimum death benefit charge (Calculated as a percentage of the applicable benefit base. Deducted annually(3) on each contract date anniversary for which the benefit is in effect.)

Standard death benefit and GWBL Standard death benefit	No Charge

Annual Ratchet to age 85	0.25%

Greater of 6 1/2% Roll-Up to age 85 or Annual Ratchet to age 85	0.80%(5)

13

If you elect to reset this benefit base, if applicable, we will increase your charge to:	0.95%

Greater of 6% Roll-Up to age 85 or Annual Ratchet to age 85	0.65%(6)

If you elect to reset this benefit base, if applicable, we will increase your charge to:	0.80%

Greater of 3% Roll-Up to age 85 or Annual Ratchet to age 85	0.65%

GWBL Enhanced death benefit	0.30%

Modified death benefit(9) (“Modified DB”)

No charge (if you previously had the Standard death benefit)

0.25% of the Annual Ratchet to age 85 benefit base (if you previously had the Annual Ratchet to age 85 death benefit)

0.55%(10) or 0.40%(11) of the Greater of 6% Roll-Up to age 85 benefit base or Annual Ratchet to age 85 benefit base, as applicable (if you previously had the Greater of 6% Roll-Up to age 85 death benefit)

Principal guarantee benefits charge (Calculated as a percentage of the account value. Deducted annually(3) on each contract date anniversary for which the benefit is in effect.)

100% Principal guarantee benefit	0.50%

125% Principal guarantee benefit	0.75%
Guaranteed minimum income benefit charge (Calculated as a percentage of the applicable benefit base. Deducted annually(3) on each contract date anniversary for which the benefit is in effect.)

If you elect the Guaranteed minimum income benefit that includes the 6 1/2% Roll-Up benefit base	0.80%(6)

If you elect to reset this benefit base, we will increase your charge to:	1.10%

If you elect the Guaranteed minimum income benefit that includes the 6% Roll-Up benefit base	0.65%(6)

If you elect to reset this Roll-Up benefit base, we will increase your charge to:	0.95%
Earnings enhancement benefit charge (Calculated as a percentage of the account value. Deducted annually(3) on each contract date anniversary for which the benefit is in effect.)	0.35%
Guaranteed withdrawal benefit for life benefit charge (Calculated as a percentage of the GWBL benefit base. Deducted annually(3) on each contract date anniversary.)	0.65% for the Single Life option 0.80% for the Joint Life option

If your GWBL benefit base ratchets, we will increase your charge to:	0.80% for the Single Life option 0.95% for the Joint Life option

Please see “Guaranteed withdrawal benefit for life (“GWBL”)” in “Contract features and benefits” for more information about this feature, including its benefit base and the Annual Ratchet provision, and “Guaranteed withdrawal benefit for life benefit charge” in “Charges and expenses,” both later in this Prospectus.

New Guaranteed withdrawal benefit for life (New GWBL)(12) charge (Calculated as a percentage of the applicable benefit base. Deducted annually(3) on each contract date anniversary for which the benefit is in effect.)	The New GWBL percentage charge is the same percentage charge you previously paid for the GMIB.
Net loan interest charge — Rollover TSA contracts only (Calculated and deducted daily as a percentage of the outstanding loan amount.)	2.00%(7)

14

You also bear your proportionate share of all fees and expenses paid by a “Portfolio” that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses charged by any of the Portfolios that you will pay periodically during the time that you own the contract. These fees and expenses are reflected in the Portfolio’s net asset value each day. Therefore, they reduce the investment return of the Portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each Portfolio’s fees and expenses is contained in the Trust prospectus for the Portfolio.

Portfolio operating expenses expressed as an annual percentage of daily net assets
Total Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets including management fees, 12b-1 fees, service fees, and/or other expenses)(8)	Lowest 0.58%	Highest 1.38%

Notes:

(1)	Deducted upon a withdrawal of amounts in excess of the 10% free withdrawal amount, if applicable:

The withdrawal charge percentage we use is determined by the contract year in which you make the withdrawal or surrender your contract. For each contribution, we consider the contract year in which we receive that contribution to be ‘‘contract year 1’’)

Contract Year	Accumulator®	Accumulator® PlusSM	Accumulator® EliteSM
1	7.00%	8.00%	8.00%
2	7.00%	8.00%	7.00%
3	6.00%	7.00%	6.00%
4	6.00%	7.00%	5.00%
5	5.00%	6.00%	0.00%
6	3.00%	5.00%	0.00%
7	1.00%	4.00%	0.00%
8	0.00%	3.00%	0.00%
9+	0.00%	0.00%	0.00%

(2)	This charge is currently waived. This waiver may be discontinued at any time, with or without notice.

(3)	If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the charge for that year.

(4)	During the first two contract years this charge, if applicable, is equal to the lesser of $30 or 2% of your account value. Thereafter, the charge, if applicable, is $30 for each contract year.

(5)

These charges compensate us for certain risks we assume and expenses we incur under the contract. We expect to make a profit from these charges. For Accumulator® PlusSM contracts, the charges also compensate us for the expense associated with the credit.

(6)

We will increase this charge to the maximum charge shown in the table above, if you elect to reset your Roll-Up benefit base on any contract date anniversary. See both “Guaranteed minimum death benefit charge’’ and “Guaranteed minimum income benefit charge” in “Charges and expenses” later in this Prospectus. Any reset prior to April 1, 2013 did not result in an increased charge.

(7)

We charge interest on loans under Rollover TSA contracts but also credit you interest on your loan reserve account. Our net loan interest charge is determined by the excess between the interest rate we charge over the interest rate we credit. See ‘‘Loans under Rollover TSA contracts’’ later in this Prospectus for more information on how the loan interest is calculated and for restrictions that may apply.

(8)	“Total Annual Portfolio Operating Expenses” may be based, in part, on estimated amounts of such expenses.

(9)	Only applicable to contract holders who elected to convert their Guaranteed minimum income benefit into the New Guaranteed Benefit for Life. See Appendix XII for more information.

(10)	Applicable if you were previously paying 0.80% for the Greater of 6% Roll-Up to age 85 or Annual Ratchet to age 85 death benefit.

(11)	Applicable if you were previously paying 0.65% for the Greater of 6% Roll-Up to age 85 or Annual Ratchet to age 85 death benefit.

(12)	Only applicable to contract holders who elected to convert their Guaranteed minimum income benefit into the New GWBL. See Appendix XII for more information.

Examples

These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying trust fees and expenses (including the underlying portfolio fees and expenses).

The examples below show the expenses that a hypothetical contract owner (who has elected the enhanced death benefit that provides for the Greater of 6 1/2% Roll-Up to age 85 or Annual Ratchet to age 85 and the Earnings enhancement benefit with the Guaranteed minimum income benefit) would pay in the situations illustrated. These examples use an average annual administrative charge based on the charges paid in the prior calendar year which results in an estimated administrative charge calculated as a percentage of contract value, as follows: Accumulator® 0.006%; Accumulator® PlusSM 0.009%; Accumulator® EliteSM 0.012%; and Accumulator® SelectSM 0.005%.

15

The fixed maturity options, guaranteed interest option, the account for special dollar cost averaging (if applicable under your contract) and the account for special money market dollar cost averaging (if applicable under your contract) are not covered by these examples. However, the annual administrative charge, the withdrawal charge (if applicable under your contract) and the charge for any optional benefits do apply to the fixed maturity options, guaranteed interest option, the account for special dollar cost averaging (if applicable under your contract) and the account for special money market dollar cost averaging (if applicable under your contract). A market value adjustment (up or down) may apply as a result of a withdrawal, transfer, or surrender of amounts from a fixed maturity option.

The examples assume that you invest $10,000 in the contract for the time periods indicated, and that your investment has a 5% return each year. The example for Accumulator® PlusSM contracts assumes a 4% credit was applied to your contribution. Other than the administrative charge (which is described immediately above), the examples also assume maximum contract charges that would apply based on a 5% rate of return and total annual expenses of the Portfolios (before expense limitations) set forth in the previous charts. These examples should not be considered a representation of past or future expenses for each option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Accumulator®
	If you surrender your contract at the end of the applicable time period				If you do not surrender your contract at the end of the applicable time period
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
(a) assuming maximum fees and expenses of any of the Portfolios	$1,189	$2,206	$3,278	$5,982	$489	$1,606	$2,778	$5,982
(b) assuming minimum fees and expenses of any of the Portfolios	$1,105	$1,960	$2,881	$5,263	$405	$1,360	$2,381	$5,263

	Accumulator® EliteSM
	If you surrender your contract at the end of the applicable time period				If you do not surrender your contract at the end of the applicable time period
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
(a) assuming maximum fees and expenses of any of the Portfolios	$1,327	$2,314	$2,951	$6,282	$527	$1,714	$2,951	$6,282
(b) assuming minimum fees and expenses of any of the Portfolios	$1,243	$2,070	$2,560	$5,591	$443	$1,470	$2,560	$5,591

	Accumulator® PlusSM
	If you surrender your contract at the end of the applicable time period				If you do not surrender your contract at the end of the applicable time period
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
(a) assuming maximum fees and expenses of any of the Portfolios	$1,330	$2,425	$3,572	$6,345	$530	$1,725	$2,972	$6,345
(b) assuming minimum fees and expenses of any of the Portfolios	$1,242	$2,170	$3,163	$5,614	$442	$1,470	$2,563	$5,614

	Accumulator® SelectSM
	If you annuitize at the end of the applicable time period				If you surrender or do not surrender your contract at the end of the applicable time period
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
(a) assuming maximum fees and expenses of any of the Portfolios	N/A	$2,077	$3,321	$6,668	$531	$1,727	$2,971	$6,318
(b) assuming minimum fees and expenses of any of the Portfolios	N/A	$1,833	$2,931	$5,980	$447	$1,483	$2,581	$5,630

For information on how your contract works under certain hypothetical circumstances, please see Appendix V at the end of this Prospectus.

Condensed financial information

Please see Appendix I at the end of this Prospectus or the Statement of Additional Information for the unit values and the number of units outstanding as of the end of the periods shown for each of the variable investment options available as of December 31, 2019.

16

1. Contract features and benefits

How you can contribute to your contract

Except as described below, we no longer accept contributions to the contracts, including contributions made through our automatic investment program. Contributions received at our processing office will be returned to you. This change has no effect on amounts that are already invested in your contract or on your guaranteed benefits.

We currently continue to accept contributions to: (i) QP contracts; and (ii) all contracts, except TSA contracts, issued in the state of Florida. Information regarding contributions in this section is for the benefit of contract owners currently eligible to continue making contributions to the contracts.

The table in Appendix X summarizes our current rules regarding contributions to your contract, which rules are subject to change. We require a minimum contribution amount for each type of contract purchased. Maximum contribution limitations also apply. In some states, our rules may vary. Both the owner and annuitant named in the contract must meet the issue age requirements shown in the table and contributions are based on the age of the older of the original owner and annuitant.

Upon advance notice to you, we may exercise certain rights we have under the contract regarding contributions, including our rights to (i) change minimum and maximum contribution requirements and limitations, and (ii) discontinue acceptance of contributions. Further, we may at any time exercise our rights to limit your transfers to any of the variable investment options and to limit the number of variable investment options which you may elect.

We have exercised our right to discontinue acceptance of contributions to the contracts as described above.

We currently limit aggregate contributions on your contract made after the first contract year to 150% of first-year contributions (the ‘‘150% limit’’). The 150% limit can be reduced or increased at any time upon advance notice to you. We currently permit aggregate contributions greater than the 150% limit if both: (i) the owner (or joint owner or joint annuitant, if applicable) is age 75 or younger; and (ii) the aggregate contributions in any year after the 150% limit is reached do not exceed 100% of the prior year’s contributions. Even if the aggregate contributions on your contract do not exceed the 150% limit, we currently do not accept any contribution if: (i) the aggregate contributions under one or more Accumulator® series contracts with the same owner or annuitant would then total more than $1,500,000 ($500,000 for the same owner or annuitant who is age 81 and older at contract issue); or (ii) the aggregate contributions under all our annuity accumulation contracts with the same owner or annuitant would then total more than $2,500,000. We may waive these and other contribution limitations based on certain criteria that we determine, including elected benefits, issue age, aggregate contributions, variable investment option allocations and selling broker-dealer compensation. These and other contribution limitations may not be applicable in your state. Please see Appendix VII later in this Prospectus.

We may accept less than the minimum initial contribution under a contract if an aggregate amount of contracts purchased at the same time by an individual (including spouse) meets the minimum.

The ‘‘owner’’ is the person who is the named owner in the contract and, if an individual, is the measuring life for determining contract benefits. The ‘‘annuitant’’ is the person who is the measuring life for determining the contract’s maturity date. The annuitant is not necessarily the contract owner. Where the owner of a contract is non-natural, the annuitant is the measuring life for determining contract benefits.

Owner and annuitant requirements

Under NQ contracts, the annuitant can be different from the owner. We do not permit partnerships or limited liability companies to be owners of the Accumulator® SelectSM contract. We also reserve the right to prohibit the availability of the Accumulator® SelectSM contract to other non-natural owners. A joint owner may also be named. Only natural persons can be joint owners. This means that an entity such as a corporation cannot be a joint owner.

Owners which are not individuals may be required to document their status to avoid 30% FATCA withholding from U.S.-source income.

For NQ contracts (with a single owner, joint owners, or a non-natural owner) purchased through an exchange that is intended not to be taxable under Section 1035 of the Internal Revenue Code, we permit joint annuitants. We also permit joint annuitants in non-exchange sales if you elect the Guaranteed withdrawal benefit for life on a Joint life basis, and the contract is owned by a non-natural owner. In all cases, the joint annuitants must be spouses.

Under all IRA and Rollover TSA contracts, the owner and annuitant must be the same person. In some cases, an IRA contract may be held in a custodial individual retirement account for the benefit of the individual annuitant. This option may not be available under your contract. See ‘‘Inherited IRA beneficiary continuation contract’’ later in this section for Inherited IRA owner and annuitant requirements.

For the Spousal continuation feature to apply, the spouses must either be joint owners, or, for Single life contracts, the

17

surviving spouse must be the sole primary beneficiary. The determination of spousal status is made under applicable state law. Certain same-sex civil union and domestic partners may not be eligible for tax benefits under federal law and in some circumstances will be required to take post-death distributions that dilute or eliminate the value of the contractual benefit.

Accumulator® PlusSM and Accumulator® SelectSM contracts are not available for purchase by Charitable Remainder Trusts.

In general, we will not permit a contract to be owned by a minor unless it is pursuant to the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act in your state.

Under QP contracts, the owner must be the qualified plan trust and the annuitant must be the plan participant/employee. See Appendix II at the end of this Prospectus for more information on QP contracts.

Certain benefits under your contract, as described later in this Prospectus, are based on the age of the owner. If the owner of the contract is not a natural person, these benefits will be based on the age of the annuitant. You may be permitted under the terms of your NQ contract to transfer ownership to a family member. In the event that ownership is changed to a family member, the original owner of the contract will remain the measuring life for determining contract benefits. Under QP contracts, all benefits are based on the age of the annuitant. In this Prospectus, when we use the terms owner and joint owner, we intend these to be references to annuitant and joint annuitant, respectively, if the contract has a non-natural owner. If GWBL is elected, the terms owner and Successor Owner are intended to be references to annuitant and joint annuitant, respectively, if the contract has a non-natural owner. If the contract is jointly owned or is issued to a non-natural owner and the GWBL has not been elected, benefits are based on the age of the older joint owner or older joint annuitant, as applicable.

Purchase considerations for a charitable remainder trust

(This section only applies to Accumulator® and Accumulator® EliteSM contracts.)

If you are purchasing the contract to fund a charitable remainder trust and elect either the Guaranteed minimum income benefit (‘‘GMIB’’) or the Guaranteed withdrawal benefit for life (“GWBL”), or an enhanced death benefit, you should strongly consider ‘‘split-funding’’: that is the trust holds investments in addition to this Accumulator® Series contract. Charitable remainder trusts are required to take specific distributions. The charitable remainder trust annual withdrawal requirement may be equal to a percentage of the donated amount or a percentage of the current value of the donated amount. If your Accumulator® Series contract is the only source for such distributions, the payments you need to take may significantly reduce the value of those guaranteed benefits. Such amount may be greater than the annual increase in the GMIB, and/or the enhanced death benefit base and/or greater than the Guaranteed annual withdrawal amount under GWBL. See the discussion of these benefits later in this section.

How you can make your contributions

Except as noted below, contributions must be by check drawn on a U.S. bank, in U.S. dollars, and made payable to the Company. We may also apply contributions made pursuant to an intended Section 1035 tax-free exchange or a direct transfer. We do not accept starter checks or travelers’ checks. All checks are subject to our ability to collect the funds. We reserve the right to reject a payment if it is received in an unacceptable form.

For your convenience, we will accept initial and additional contributions by wire transmittal from certain broker-dealers who have agreements with us for this purpose, including circumstances under which such contributions are considered received by us when your order is taken by such broker-dealers. Additional contributions may also be made under our automatic investment program. These methods of payment are discussed in detail in ‘‘More information’’ later in this Prospectus.

The ‘‘contract date’’ is the effective date of a contract. This usually is the business day we receive the properly completed and signed application, along with any other required documents, and your initial contribution. Your contract date will be shown in your contract. The 12 month period beginning on your contract date and each 12 month period after that date is a ‘‘contract year.’’ The end of each 12 month period is your ‘‘contract date anniversary.’’ For example, if your contract date is May 1, your contract date anniversary is April 30.

As described later in this Prospectus, we deduct guaranteed benefit and annual administrative charges from your account value on your contract date anniversary. If you elected the Guaranteed minimum income benefit, you can only exercise the benefit during the 30 day period following your contract date anniversary. Therefore, if your account value is not sufficient to pay fees on your next contract date anniversary, your contract will be terminated without value and you will not have an opportunity to exercise your Guaranteed minimum income benefit unless the no lapse guarantee provision under your contract is still in effect.

Your initial contribution must generally be accompanied by a completed application and any other form we need to process the payments. If any information is missing or unclear, we will hold the contribution, whether received via check or wire, in a non-interest bearing suspense account while we try to obtain this information. If we are unable to obtain all of the information we require within five business days after we receive an incomplete application or form, we will inform the financial professional submitting the application on your behalf. We will then return the contribution to you unless you specifically direct us to keep your contribution until we receive the required information. The contribution will be applied as of the date we receive the missing information.

18

If your financial professional is with a selling broker-dealer other than Equitable Advisors, LLC (Equitable Financial Advisors in MI and TN), (“Equitable Advisors”), your initial contribution must generally be accompanied by a completed application and any other form we need to process the payments. If any information is missing or unclear, we will hold the contribution, whether received via check or wire, in a non-interest bearing suspense account while we try to obtain this information. If we are unable to obtain all of the information we require within five business days after we receive an incomplete application or form, we will inform the financial professional submitting the application on your behalf. We will then return the contribution to you unless you or your financial professional on your behalf, specifically direct us to keep your contribution until we receive the required information. The contribution will be applied as of the date we receive the missing information.

Our ‘‘business day’’ is generally any day the New York Stock Exchange is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the SEC. We may also close early due to such emergency conditions. For more information about our business day and our pricing of transactions, please see ‘‘Dates and prices at which contract events occur.’’

What are your investment options under the contract?

You can choose from among the variable investment options, the guaranteed interest option, the fixed maturity options and the account for special dollar cost averaging (for Accumulator® and Accumulator® EliteSM contracts) or the account for special money market dollar cost averaging (for Accumulator® PlusSM and Accumulator® SelectSM contracts).

If you elect the 100% Principal guarantee benefit, the Guaranteed withdrawal benefit for life or the Guaranteed minimum income benefit without the Greater of 6 1/2% (or 6%) Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit, your investment options will be limited to the guaranteed interest option, the account for special dollar cost averaging (for Accumulator® and Accumulator® EliteSM contracts) or the account for special money market dollar cost averaging (for Accumulator® PlusSM and Accumulator® SelectSM contracts) and the following variable investment options: the EQ/AB Short Duration Government Bond Portfolio, the EQ/Aggressive Allocation Portfolio, the EQ/Conservative Allocation Portfolio, the EQ/Conservative-Plus Allocation Portfolio, the EQ/Moderate Allocation Portfolio, the EQ/Moderate-Plus Allocation Portfolio, the EQ/Franklin Templeton Allocation Managed Volatility Portfolio and the EQ/Equity 500 Index Portfolio (‘‘permitted variable investment options’’).

If you elect the 125% Principal guarantee benefit, your investment options will be limited to the guaranteed interest option, the account for special dollar cost averaging (for Accumulator® and Accumulator® EliteSM contracts) or the account for special money market dollar cost averaging (for Accumulator® PlusSM and Accumulator® SelectSM contracts), the EQ/AB Short Duration Government Bond Portfolio, the EQ/Moderate Allocation Portfolio and the EQ/Equity 500 Index Portfolio.

Variable investment options

Your investment results in any one of the variable investment options will depend on the investment performance of the underlying portfolios. You can lose your principal when investing in the variable investment options. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields, including for the EQ/Money Market variable investment option. Listed below are the currently available Portfolios, their investment objectives and their advisers. We may, at any time, exercise our rights to limit or terminate your contributions, allocations and transfers to any of the variable investment options and to limit the number of variable investment options which you may elect.

19

Portfolios of the Trusts

We offer affiliated Trusts, which in turn offer one or more Portfolios. Equitable Investment Management Group, LLC (“Equitable IMG”), formerly AXA Equitable Funds Management Group, LLC, a wholly owned subsidiary of the Company, serves as the investment adviser of the Portfolios of EQ Premier VIP Trust and EQ Advisors Trust. For some Portfolios, Equitable IMG has entered into sub-advisory agreements with one or more other investment advisers (the “sub-advisers”) to carry out investment decisions for the Portfolios. As such, among other responsibilities, Equitable IMG oversees the activities of the sub-advisers and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the sub-adviser(s) for each Portfolio, if any. The chart below also shows the currently available Portfolios and their investment objectives.

You should be aware that Equitable Advisors and Equitable Distributors, LLC (“Equitable Distributors”), (together, the “Distributors”) directly or indirectly receive 12b-1 fees from the Portfolios for providing certain distribution and/or shareholder support services. These fees will not exceed 0.25% of the Portfolios’ average daily net assets. The Portfolios’ sub-advisers and/or their affiliates may also contribute to the cost of expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the sub-advisers’ respective Portfolios. In addition, Equitable IMG receives management fees and administrative fees in connection with the services it provides to the Portfolios.

As a contract owner, you may bear the costs of some or all of these fees and payments through your indirect investment in the Portfolios. (See the Portfolios’ prospectuses for more information.) These fees and payments, as well as the Portfolios’ investment management fees and administrative expenses, will reduce the underlying Portfolios’ investment returns. The Company and/or its affiliates may profit from these fees and payments. The Company considers the availability of these fees and payment arrangements during the selection process for the underlying Portfolios. These fees and payment arrangements may create an incentive for us to select Portfolios (and classes of shares of Portfolios) that pay us higher amounts.

Some Portfolios invest in other affiliated Portfolios (the ”EQ Fund of Fund Portfolios”). The EQ Fund of Fund Portfolios offer contract owners a convenient opportunity to invest in other Portfolios that are managed and have been selected for inclusion in the EQ Fund of Fund Portfolios by Equitable IMG. Equitable Advisors, an affiliated broker-dealer of the Company, may promote the benefits of such Portfolios to contract owners and/or suggest that contract owners consider whether allocating some or all of their account value to such Portfolios is consistent with their desired investment objectives. In doing so, the Company, and/or its affiliates, may be subject to conflicts of interest insofar as the Company may derive greater revenues from the EQ Fund of Fund Portfolios than certain other Portfolios available to you under your contract. Please see “Allocating your contributions” later in this section for more information about your role in managing your allocations.

As described in more detail in the Portfolio prospectuses, the EQ Managed Volatility Portfolios may utilize a proprietary volatility management strategy developed by Equitable IMG (the “EQ volatility management strategy”), and, in addition, certain EQ Fund of Fund Portfolios may invest in affiliated Portfolios that utilize this strategy. The EQ volatility management strategy employs various volatility management techniques, such as the use of ETFs or futures and options, to reduce the Portfolio’s equity exposure during periods when certain market indicators indicate that market volatility is above specific thresholds set for the Portfolio. When market volatility is increasing above the specific thresholds set for a Portfolio utilizing the EQ volatility management strategy, the adviser of the Portfolio may reduce equity exposure. Although this strategy is intended to reduce the overall risk of investing in the Portfolio, it may not effectively protect the Portfolio from market declines and may increase its losses. Further, during such times, the Portfolio’s exposure to equity securities may be less than that of a traditional equity portfolio. This may limit the Portfolio’s participation in market gains and result in periods of underperformance, including those periods when the specified benchmark index is appreciating, but market volatility is high. It may also impact the value of certain guaranteed benefits, as discussed below.

The EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategyy, and the EQ Fund of Fund Portfolios that invest in Portfolios that use the EQ volatility management strategy, are identified below in the chart by a “✓” under the column entitled “Volatility Management.”

Portfolios that utilize the EQ volatility management strategy (or, in the case of certain EQ Fund of Fund Portfolios, invest in other Portfolios that use the EQ volatility management strategy) are designed to reduce the overall volatility of your account value and provide you with risk-adjusted returns over time. The reduction in volatility helps us manage the risks associated with providing guaranteed benefits during times of high volatility in the equity market. During rising markets, the EQ volatility management strategy, however, could result in your account value rising less than would have been the case had you been invested in a Portfolio that does not utilize the EQ volatility management strategy (or, in the case of the EQ Fund of Fund Portfolios, invest exclusively in other Portfolios that do not use the EQ volatility management strategy). This may effectively suppress the value of guaranteed benefit(s) that are eligible for periodic benefit base resets because your benefit base is available for resets only when your account value is higher. Conversely, investing in investment options that feature a managed-volatility strategy may be helpful in a declining market when high market volatility triggers a reduction in the investment option’s equity exposure because during these periods of high volatility, the risk of losses from investing in equity securities may increase. In these instances, your account value may decline less than would have been the case had you not been invested in investment options that feature a volatility management strategy.

20

Please see the underlying Portfolio prospectuses for more information in general, as well as more information about the EQ volatility management strategy. Please further note that certain other Portfolios may utilize volatility management techniques that differ from the EQ volatility management strategy. Such techniques could also impact your account value and guaranteed benefit(s), if any, in the same manner described above. Please see the Portfolio prospectuses for more information about the Portfolios’ objective and strategies.

Asset Transfer Program.  Portfolio allocations in certain of our variable annuity contracts with guaranteed benefits are subject to our Asset Transfer Program (ATP) feature. The ATP helps us manage our financial exposure in connection with providing certain guaranteed benefits, by using predetermined mathematical formulas to move account value between the EQ/Ultra Conservative Strategy Portfolio (an investment option utilized solely by the ATP) and the other Portfolios offered under those contracts. You should be aware that operation of the predetermined mathematical formulas underpinning the ATP has the potential to adversely impact the Portfolios, including their performance, risk profile and expenses. This means that Portfolio investments in contracts with no ATP feature, such as yours, could still be adversely impacted. Particularly during times of high market volatility, if the ATP triggers substantial asset flows into and out of a Portfolio, it could have the following effects on all contract owners invested in that Portfolio:

(a)

By requiring a Portfolio sub-adviser to buy and sell large amounts of securities at inopportune times, a Portfolio’s investment performance and the ability of the sub-adviser to fully implement the Portfolio’s investment strategy could be negatively affected; and

(b)

By generating higher turnover in its securities or other assets than it would have experienced without being impacted by the ATP, a Portfolio could incur higher operating expense ratios and transaction costs than comparable funds. In addition, even Portfolios structured as funds-of-funds that are not available for investment by contract owners who are subject to the ATP could also be impacted by the ATP if those Portfolios invest in underlying funds that are themselves subject to significant asset turnover caused by the ATP. Because the ATP formulas generate unique results for each contract, not all contract owners who are subject to the ATP will be affected by operation of the ATP in the same way. On any particular day on which the ATP is activated, some contract owners may have a portion of their account value transferred to the EQ/Ultra Conservative Strategy Portfolio investment option and others may not. If the ATP causes significant transfers of total account value out of one or more Portfolios, any resulting negative effect on the performance of those Portfolios will be experienced to a greater extent by a contract owner (with or without the ATP) invested in those Portfolios whose account value was not subject to the transfers.

EQ Premier VIP Trust(1) Class B Shares Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
EQ/AGGRESSIVE ALLOCATION	Seeks to achieve long-term capital appreciation.	• Equitable Investment Management Group, LLC	✓
EQ/CONSERVATIVE ALLOCATION	Seeks to achieve a high level of current income.	• Equitable Investment Management Group, LLC	✓
EQ/CONSERVATIVE-PLUS ALLOCATION	Seeks to achieve current income and growth of capital, with a greater emphasis on current income.	• Equitable Investment Management Group, LLC	✓
EQ/MODERATE ALLOCATION	Seeks to achieve long-term capital appreciation and current income.	• Equitable Investment Management Group, LLC	✓
EQ/MODERATE-PLUS ALLOCATION	Seeks to achieve long-term capital appreciation and current income, with a greater emphasis on capital appreciation.	• Equitable Investment Management Group, LLC	✓

EQ Advisors Trust Class IB Shares Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
1290 VT GAMCO MERGERS & ACQUISITIONS	Seeks to achieve capital appreciation.	• Equitable Investment Management Group, LLC • GAMCO Asset Management, Inc.
1290 VT GAMCO SMALL COMPANY VALUE	Seeks to maximize capital appreciation.	• Equitable Investment Management Group, LLC • GAMCO Asset Management, Inc.

21

EQ Advisors Trust Class IB Shares Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
1290 VT SMARTBETA EQUITY*(2)	Seeks to achieve long-term capital appreciation.	• AXA Rosenberg Investment Management, LLC • Equitable Investment Management Group, LLC
1290 VT SOCIALLY RESPONSIBLE	Seeks to achieve long-term capital appreciation.	• BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC
EQ/400 MANAGED VOLATILITY	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• AllianceBernstein L.P. • BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC	✓
EQ/2000 MANAGED VOLATILITY	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• AllianceBernstein L.P. • BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC	✓
EQ/AB SHORT DURATION GOVERNMENT BOND	Seeks to achieve a balance of current income and capital appreciation, consistent with a prudent level of risk.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC
EQ/AB SMALL CAP GROWTH	Seeks to achieve long-term growth of capital.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC
EQ/AGGRESSIVE GROWTH STRATEGY*(3)	Seeks long-term capital appreciation and current income, with a greater emphasis on capital appreciation.	• Equitable Investment Management Group, LLC	✓
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	Seeks to achieve capital appreciation, which may occasionally be short-term, with an emphasis on risk adjusted returns and managing volatility in the Portfolio.	• BlackRock Investment Management, LLC • ClearBridge Investments, LLC • Equitable Investment Management Group, LLC	✓
EQ/COMMON STOCK INDEX	Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 3000® Index, including reinvestment of dividends, at a risk level consistent with that of the Russell 3000® Index.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC
EQ/CORE BOND INDEX	Seeks to achieve a total return before expenses that approximates the total return performance of the Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index, including reinvestment of dividends, at a risk level consistent with that of the Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index.	• Equitable Investment Management Group, LLC • SSgA Funds Management, Inc.

22

EQ Advisors Trust Class IB Shares Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
EQ/EQUITY 500 INDEX	Seeks to achieve a total return before expenses that approximates the total return performance of the Standard & Poor’s 500® Composite Stock Index, including reinvestment of dividends, at a risk level consistent with that of the Standard & Poor’s 500® Composite Stock Index.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC
EQ/FRANKLIN BALANCED MANAGED VOLATILITY	Seeks to maximize income while maintaining prospects for capital appreciation with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC • Franklin Advisers, Inc.	✓
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	Seeks to achieve long-term total return with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC • Franklin Advisers, Inc.	✓
EQ/GLOBAL EQUITY MANAGED VOLATILITY	Seeks to achieve long-term capital appreciation with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC • Invesco Advisers, Inc. • Morgan Stanley Investment Management Inc.	✓
EQ/INTERMEDIATE GOVERNMENT BOND	Seeks to achieve a total return before expenses that approximates the total return performance of the Bloomberg Barclays U.S. Intermediate Government Bond Index, including reinvestment of dividends, at a risk level consistent with that of the Bloomberg Barclays U.S. Intermediate Government Bond Index.	• Equitable Investment Management Group, LLC • SSgA Funds Management, Inc.
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

•   BlackRock Investment Management, LLC

•   EARNEST Partners, LLC

•   Equitable Investment Management Group, LLC

•   Federated Global Investment Management Corp.

•   Massachusetts Financial Services Company d/b/a MFS Investment Management

✓
EQ/INTERNATIONAL EQUITY INDEX	Seeks to achieve a total return (before expenses) that approximates the total return performance of a composite index comprised of 40% DJ Euro STOXX 50 Index, 25% FTSE 100 Index, 25% TOPIX Index, and 10% S&P/ASX 200 Index, including reinvestment of dividends, at a risk level consistent with that of the composite index.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC

23

EQ Advisors Trust Class IB Shares Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	Seeks to provide current income and long-term growth of income, accompanied by growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC • Harris Associates L.P.	✓
EQ/JANUS ENTERPRISE	Seeks to achieve capital growth.	• Equitable Investment Management Group, LLC • Janus Capital Management LLC
EQ/LARGE CAP CORE MANAGED VOLATILITY	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• BlackRock Investment Management, LLC • Capital International, Inc. • Equitable Investment Management Group, LLC • Thornburg Investment Management, Inc. • Vaughn Nelson Investment Management	✓
EQ/LARGE CAP GROWTH INDEX	Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 1000® Growth Index, including reinvestment of dividends at a risk level consistent with the Russell 1000® Growth Index.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	Seeks to provide long-term capital growth with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

•   BlackRock Investment Management, LLC

•   Equitable Investment Management Group, LLC

•   HS Management Partners, LLC

•   Loomis, Sayles & Company, L.P.

•   Polen Capital Management, LLC

•   T. Rowe Price Associates, Inc.

✓
EQ/LARGE CAP VALUE INDEX	Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 1000® Value Index, including reinvestment of dividends, at a risk level consistent with that of the Russell 1000® Value Index.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC
EQ/LARGE CAP VALUE MANAGED VOLATILITY	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• AllianceBernstein L.P. • BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC • Massachusetts Financial Services Company d/b/a MFS Investment Management	✓

24

EQ Advisors Trust Class IB Shares Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
EQ/MID CAP INDEX	Seeks to achieve a total return before expenses that approximates the total return performance of the Standard & Poor’s MidCap 400® Index, including reinvestment of dividends, at a risk level consistent with that of the Standard & Poor’s MidCap 400® Index.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC
EQ/MID CAP VALUE MANAGED VOLATILITY	Seeks to achieve long-term capital appreciation with an emphasis on risk adjusted returns and managing volatility in the Portfolio.	• BlackRock Investment Management, LLC • Diamond Hill Capital Management, Inc. • Equitable Investment Management Group, LLC • Wellington Management Company, LLP	✓
EQ/MONEY MARKET(†)	Seeks to obtain a high level of current income, preserve its assets and maintain liquidity.	• BNY Mellon Investment Adviser, Inc. • Equitable Investment Management Group, LLC
EQ/QUALITY BOND PLUS	Seeks to achieve high current income consistent with moderate risk to capital.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC • Pacific Investment Management Company LLC
EQ/SMALL COMPANY INDEX	Seeks to replicate as closely as possible (before expenses) the total return of the Russell 2000® Index.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC
MULTIMANAGER TECHNOLOGY	Seeks to achieve long-term growth of capital.	• AllianceBernstein L.P. • Allianz Global Investors U.S. LLC • Equitable Investment Management Group, LLC • Wellington Management Company, LLP

(+)

The Portfolio operates as a “government money market fund.” The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.

(1)	Formerly known as AXA Premier VIP Trust.
(*)

This information reflects the merger of variable investment options. The chart below reflects the acquired variable investment which may continue to be used in certain documents for a period of time after the date of this prospectus, and the acquiring variable investment option. The number in the “FN” column corresponds with the number contained in the table above.

FN	Acquired Variable Investment Option	Acquiring Variable Investment Option

(2)	EQ/Templeton Global Equity Managed Volatility	1290 VT SmartBeta Equity

(3)	EQ/Franklin Templeton Allocation Managed Volatility	EQ/Aggressive Growth Strategy

You should consider the investment objectives, risks, and charges and expenses of the Portfolios carefully before investing. The prospectuses for the Trusts contain this and other important information about the Portfolios. The prospectuses should be read carefully before investing. In order to obtain copies of Trust prospectuses that do not accompany this Prospectus, you may call one of our customer service representatives at 1-800-789-7771.

25

Guaranteed interest option

The guaranteed interest option is part of our general account and pays interest at guaranteed rates. We discuss our general account under “More information” later in this Prospectus.

We assign an interest rate to each amount allocated to the guaranteed interest option. This rate is guaranteed for a specified period. Therefore, different interest rates may apply to different amounts in the guaranteed interest option.

We credit interest daily to amounts in the guaranteed interest option. There are three levels of interest in effect at the same time in the guaranteed interest option:

(1)	the minimum interest rate guaranteed over the life of the contract,

(2)	the yearly guaranteed interest rate for the calendar year, and

(3)	the current interest rate.

We set current interest rates periodically based upon our discretion and according to our procedures that we have in effect at the time. We reserve the right to change these procedures. All interest rates are effective annual rates, but before deduction of annual administrative charges, any withdrawal charges (if applicable under your Accumulator® Series contract) and any optional benefit charges. See Appendix VII later in this Prospectus for state variations.

Depending on the state where your contract is issued, your lifetime minimum rate ranges from 1.00% to 3.00%. The data page for your contract shows the lifetime minimum rate. Check with your financial professional as to which rate applies in your state. The minimum yearly rate will never be less than the lifetime minimum rate. The minimum yearly rate for 2020 is 1.50%, 2.75% or 3.00%. Current interest rates will never be less than the yearly guaranteed interest rate.

Generally, contributions and transfers into and out of the guaranteed interest option are limited. See “Transferring your money among the investment options” later in this Prospectus for restrictions on transfers to and from the guaranteed interest option.

If you elected a guaranteed benefit that provides a 6% (or greater) roll-up, an allocation to the guaranteed interest option will effectively reduce the growth rate of your guaranteed benefits because the Roll-up to age 85 benefit base rolls up at 3% with respect to amounts allocated to the guaranteed interest rate option. For more information, see “Guaranteed minimum death benefit and Guaranteed minimum income benefit base” in “Contract features and benefits” and “Our administrative procedures for calculating your Roll-up benefit base following a transfer” in “Transferring your money among investment options” later in this Prospectus.

Fixed maturity options

We may offer fixed maturity options with maturity dates ranging from one to ten years. Also, we reserve the right to discontinue offering fixed maturity options at any time. We will not accept allocations to a fixed maturity option if on the date the contribution or transfer is to be applied the rate to maturity is 3%. This means that, at any given time, we may not offer fixed maturity options with all ten possible maturity dates. You can allocate your contributions to one or more of these fixed maturity options, however, you may not have more than 12 different maturities running during any contract year. This limit includes any maturities that have had any allocation or transfers even if the entire amount is withdrawn or transferred during the contract year. These amounts become part of a non-unitized separate account. Interest is earned at a guaranteed rate we set for each fixed maturity option, based on our discretion and according to our procedures (“rate to maturity”). The total amount you allocate to and accumulate in each fixed maturity option is called the “fixed maturity amount.” The fixed maturity options are not available in all states. Check with your financial professional or see Appendix VII later in this Prospectus to see if fixed maturity options are available in your state.

Fixed maturity options generally range from one to ten years to maturity.

On the maturity date of a fixed maturity option your fixed maturity amount, assuming you have not made any withdrawals or transfers, will equal your contribution to that fixed maturity option plus interest, at the rate to maturity for that contribution, to the date of the calculation. This is the fixed maturity option’s “maturity value.” Before maturity, the current value we will report for your fixed maturity amounts will reflect a market value adjustment. Your current value will reflect the market value adjustment that we would make if you were to withdraw all of your fixed maturity amounts on the date of the report. We call this your “market adjusted amount.”

If you elected a guaranteed benefit that provides a 6% (or greater) roll-up, an allocation to a fixed maturity option will effectively reduce the growth rate of your guaranteed benefits because the Roll-up to age 85 benefit base rolls up at 3% with respect to amounts allocated to a fixed maturity rate option. For more information, see “Guaranteed minimum death benefit and Guaranteed minimum income benefit base” in “Contract features and benefits” and “Our administrative procedures for calculating your Roll-up benefit base following a transfer” in “Transferring your money among investment options” later in this Prospectus.

Fixed maturity options and maturity dates.  We may offer fixed maturity options with maturity dates ranging from one to ten years. Not all of these fixed maturity options will be available for owner and annuitant ages 76 and older. See “Allocating your contributions” below.

Each new contribution is applied to a new fixed maturity option. When you apply for an Accumulator® Series contract, a 60-day rate lock-in will apply from the date the application is signed. Any contributions received and designated for a fixed maturity option during this period will

26

receive the then current fixed maturity option rate or the rate that was in effect on the date that the application was signed, whichever is greater. There is no rate lock available for subsequent contributions to the contract after 60 days, transfers from the variable investment options or the guaranteed interest option into a fixed maturity option or transfers from one fixed maturity option to another.

Your choices at the maturity date.  We will notify you between 15 and 45 days before each of your fixed maturity options is scheduled to mature. At that time, you may choose to have one of the following take place on the maturity date, as long as none of the restrictive conditions listed below in “Allocating your contributions” would apply:

(a)	transfer the maturity value into another available fixed maturity option, one or more of the variable investment options or the guaranteed interest option; or

(b)	withdraw the maturity value (for all contracts except Accumulator® SelectSM, there may be a withdrawal charge).

If we do not receive your choice on or before the fixed maturity option’s maturity date, we will automatically transfer your maturity value into the shortest available maturity option beginning on that date. As of February 18, 2020, the next available maturity date was February 18, 2030. If no fixed maturity options are available, we will transfer your maturity value to the EQ/Money Market option.

Market value adjustment.  If you make any withdrawals (including transfers, surrender of your contract, or when we make deductions for charges) from a fixed maturity option before it matures we will make a market value adjustment, which will increase or decrease any fixed maturity amount you have in that fixed maturity option. A market value adjustment will also apply if amounts in a fixed maturity option are used to purchase any annuity payment option prior to the maturity date and may apply on payment of a death benefit. The market value adjustment, positive or negative, resulting from a withdrawal or transfer (including a deduction for charges) of a portion of the amount in the fixed maturity option will be a percentage of the market value adjustment that would apply if you were to withdraw the entire amount in that fixed maturity option. The market value adjustment applies to the amount remaining in a fixed maturity option and does not reduce the actual amount of a withdrawal. The amount applied to an annuity payout option will reflect the application of any applicable market value adjustment (either positive or negative). We only apply a positive market value adjustment to the amount in the fixed maturity option when calculating any death benefit proceeds under your contract. The amount of the adjustment will depend on two factors:

(a)

the difference between the rate to maturity that applies to the amount being withdrawn and the rate we have in effect at that time for new fixed maturity options (adjusted to reflect a similar maturity date), and

(b)	the length of time remaining until the maturity date.

If fixed maturity option interest rates rise from the time that you originally allocate an amount to a fixed maturity option to the time that you take a withdrawal, the market value adjustment will be negative. Likewise, if fixed maturity option interest rates drop at the end of that time, the market value adjustment will be positive. Also, the amount of the market value adjustment, either up or down, will be greater the longer the time remaining until the fixed maturity option’s maturity date. Therefore, it is possible that the market value adjustment could greatly reduce your value in the fixed maturity options, particularly in the fixed maturity options with later maturity dates.

We provide an illustration of the market adjusted amount of specified maturity values, an explanation of how we calculate the market value adjustment, and information concerning our general account and investments purchased with amounts allocated to the fixed maturity options, in ‘‘More information’’ later in this Prospectus. Appendix III at the end of this Prospectus provides an example of how the market value adjustment is calculated.

Account for special dollar cost averaging

(This section only applies to Accumulator® and Accumulator® EliteSM contracts.)

The account for special dollar cost averaging is part of our general account. We pay interest at guaranteed rates in this account. We will credit interest to the amounts that you have in the account for special dollar cost averaging every day. We set the interest rates periodically based on our discretion and according to procedures that we have. We reserve the right to change these procedures.

We guarantee to pay our current interest rate that is in effect on the date that your contribution is allocated to this account. Your guaranteed interest rate for the time period you select will be shown in your contract for an initial contribution. The rate will never be less than the lifetime minimum rate for the guaranteed interest option. See “Allocating your contributions” below for rules and restrictions that apply to the special dollar cost averaging program.

Allocating your contributions

You may choose between self-directed and dollar cost averaging to allocate your contributions under your contract. Subsequent contributions are allocated according to instructions on file unless you provide new instructions.

The contract is between you and the Company. The contract is not an investment advisory account, and the Company is not providing any investment advice or managing the allocations under your contract. In the absence of a specific written arrangement to the contrary, you, as the owner of the contract, have the sole authority to make investment allocations and other decisions under the contract. If your financial professional is with Equitable Advisors, he or she is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your

27

contract. If your financial professional is a registered representative with a broker-dealer other than Equitable Advisors, you should speak with him/her regarding any different arrangements that may apply.

Self-directed allocation

You may allocate your contributions to one or more, or all, of the variable investment options, the guaranteed interest option (subject to restrictions in certain states-see Appendix VII later in this Prospectus for state variations) and fixed maturity options. Allocations must be in whole percentages and you may change your allocations at any time. For Accumulator® PlusSM, Accumulator® EliteSM and Accumulator® SelectSM contract owners, no more than 25% of any contribution may be allocated to the guaranteed interest option. The total of your allocations into all available investment options must equal 100%. We reserve the right to restrict allocations to any variable investment option. If an owner or annuitant is age 76-80, you may allocate contributions to fixed maturity options with maturities of seven years or less. If an owner or annuitant is age 81 or older, you may allocate contributions to fixed maturity options with maturities of five years or less. Also, you may not allocate amounts to fixed maturity options with maturity dates that are later than the date annuity payments are to begin.

Dollar cost averaging

We offer a variety of dollar cost averaging programs. You may only participate in one program at a time. Each program allows you to gradually allocate amounts to available investment options by periodically transferring approximately the same dollar amount to the investment options you select. Regular allocations to the variable investment options will cause you to purchase more units if the unit value is low and fewer units if the unit value is high. Therefore, you may get a lower average cost per unit over the long term. These plans of investing, however, do not guarantee that you will earn a profit or be protected against losses. You may not make transfers to the fixed maturity options or the guaranteed interest option.

Units measure your value in each variable investment option.

Special dollar cost averaging program.  The special dollar cost averaging program is only available to Accumulator® and Accumulator® EliteSM contract owners. Under the special dollar cost averaging program, you may choose to allocate all or a portion of any eligible contribution to the account for special dollar cost averaging. Contributions into the account for special dollar cost averaging may not be transfers from other investment options. Your initial allocation to any special dollar cost averaging program time period must be at least $2,000 and any subsequent contribution to that same time period must be at least $250. You may only have one time period in effect at any time and once you select a time period, you may not change it. In Pennsylvania, we refer to this program as ‘‘enhanced rate dollar cost averaging.’’

You may have your account value transferred to any of the variable investment options available under your contract.

Only the permitted variable investment options are available if you elect the Guaranteed withdrawal benefit for life, the 100% Principal guarantee benefit or the Guaranteed minimum income benefit without the Greater of 6 1/2% (or 6%) Roll-Up to age 85 or the Annual Ratchet to age 85 enhanced death benefit. Only the EQ/Moderate Allocation Portfolio is available if you elect the 125% Principal guarantee benefit. We will transfer amounts from the account for special dollar cost averaging into the variable investment options over an available time period that you select. We offer time periods of 3, 6 or 12 months, during which you will receive an enhanced interest rate. We may also offer other time periods. Your financial professional can provide information on the time periods and interest rates currently available in your state, or you may contact our processing office. If the special dollar cost averaging program is selected at the time of application to purchase the Accumulator® Series contract, a 60 day rate lock will apply from the date of application. Any contribution(s) received during this 60 day period will be credited with the interest rate offered on the date of application for the remainder of the time period selected at application. Any contribution(s) received after the 60 day rate lock period has ended will be credited with the then current interest rate for the remainder of the time period selected at application. Contribution(s) made to a special dollar cost averaging program selected after the Accumulator® Series contract has been issued will be credited with the then current interest rate on the date the contribution is received by the Company for the time period initially selected by you. Once the time period you selected has run, you may then select another time period for future contributions. At that time, you may also select a different allocation for transfers to the variable investment options, or, if you wish, we will continue to use the selection that you have previously made. Currently, your account value will be transferred from the account for special dollar cost averaging into the variable investment options on a monthly basis. We may offer this program in the future with transfers on a different basis.

We will transfer all amounts out of the account for special dollar cost averaging by the end of the chosen time period. The transfer date will be the same day of the month as the contract date, but not later than the 28th day of the month. For a special dollar cost averaging program selected after application, the first transfer date and each subsequent transfer date for the time period selected will be one month from the date the first contribution is made into the special dollar cost averaging program, but not later than the 28th day of the month.

If you choose to allocate only a portion of an eligible contribution to the account for special dollar cost averaging, the remaining balance of that contribution will be allocated to the variable investment options, guaranteed interest option or fixed maturity options according to your instructions.

The only transfers that will be made from the account for special dollar cost averaging are your regularly scheduled transfers to the variable investment options. No amounts

28

may be transferred from the account for special dollar cost averaging to the guaranteed interest option or the fixed maturity options. If you request to transfer or withdraw any other amounts from the account for special dollar averaging, we will transfer all of the value that you have remaining in the account for special dollar cost averaging to the investment options according to the allocation percentages for special dollar cost averaging we have on file for you. You may ask us to cancel your participation at any time. We may, at any time, exercise our rights to terminate transfers to any of the variable investment options and to limit the number of variable investment options which you may elect.

Special money market dollar cost averaging program.  The special money market dollar cost averaging program is only available to Accumulator® PlusSM and Accumulator® SelectSM contract owners. You may dollar cost average from the account for special money market dollar cost averaging option (which is part of the EQ/Money Market investment option) into any of the other variable investment options. Only the permitted variable investment options are available if you elect the Guaranteed withdrawal benefit for life, the 100% Principal guarantee benefit or the Guaranteed minimum income benefit without the Greater of 6 1/2% (or 6%) Roll-Up to age 85 or the Annual Ratchet to age 85 enhanced death benefit. Only the EQ/Moderate Allocation Portfolio is available if you elect the 125% Principal guarantee benefit. You may elect to participate in a 3, 6 or 12-month program at any time subject to the age limitation on contributions described earlier in this Prospectus.

Contributions into the account for special money market dollar cost averaging must be new contributions. In other words, you may not make transfers from amounts allocated in other variable investment options to initiate the program. You must allocate your entire initial contribution into the account for special money market dollar cost averaging if you are selecting the program at the time you apply for your Accumulator® Series contract. Thereafter, contributions to any new program must be at least $2,000. Contributions to an existing program must be at least $250. You may only have one program in effect at any time.

Each month, we will transfer your account value in the account for special money market dollar cost averaging into the other variable investment options you select. Once the time period you selected has expired, you may then select to participate in the special money market dollar cost averaging program for an additional time period. At that time, you may also select a different allocation for monthly transfers from the account for special money market dollar cost averaging to the variable investment options, or, if you wish, we will continue to use the selection that you have previously made.

Currently, the monthly transfer date from the account for special money market dollar cost averaging option will be the same as your contract date, but not later than the 28th day of the month. For a program selected after application, the first transfer date and each subsequent transfer date will be one month from the date the first contribution is made into the program, but not later than the 28th day of the month. All amounts will be transferred out by the end of the time period in effect.

The only amounts that should be transferred from the account for special money market dollar cost averaging option are your regularly scheduled transfers to the variable investment options. If you request to transfer or withdraw any other amounts from the account for special money market dollar cost averaging, we will transfer all of the value you have remaining in the account to the variable investment options according to the allocation percentages we have on file for you. You may cancel your participation in the program at any time by notifying us in writing. We may, at any time, exercise our rights to terminate transfers to any of the variable investment options and to limit the number of variable investment options which you may elect.

General dollar cost averaging program.  If your value in the EQ/Money Market option is at least $5,000, you may choose, at any time, to have a specified dollar amount or percentage of your value transferred from that option to the other variable investment options. See Appendix VII later in this Prospectus for more information on state availability or certain restrictions in your state.

You can select to have transfers made on a monthly, quarterly or annual basis. The transfer date will be the same calendar day of the month as the contract date, but not later than the 28th day of the month. You can also specify the number of transfers or instruct us to continue making the transfers until all amounts in the EQ/Money Market option have been transferred out. The minimum amount that we will transfer each time is $250.

If, on any transfer date, your value in the EQ/Money Market option is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred. The general dollar cost averaging program will then end. You may change the transfer amount once each contract year or cancel this program at any time.

We may, at any time, exercise our rights to terminate transfers to any of the variable investment options and to limit the number of variable investment options which you may elect.

If you have elected a Principal guarantee benefit, the general dollar cost averaging program is not available.

If you elect the Guaranteed withdrawal benefit for life or the Guaranteed minimum income benefit without the Greater of 6 1/2% (or 6%) Roll-Up to age 85 or the Annual Ratchet to age 85 enhanced death benefit, general dollar cost averaging is not available.

Investment simplifier

Fixed-dollar option.  Under this option you may elect to have a fixed-dollar amount transferred out of the guaranteed interest option and into the variable investment options of your choice. Only the permitted variable investment

29

options are available if you elect the Guaranteed withdrawal benefit for life, the 100% Principal guarantee benefit or the Guaranteed minimum income benefit without the Greater of 6 1/2% (or 6%) Roll-Up to age 85 or the Annual Ratchet to age 85 enhanced death benefit. Only the EQ/Moderate Allocation Portfolio is available if you elect the 125% Principal guarantee benefit. Transfers may be made on a monthly, quarterly or annual basis. You can specify the number of transfers or instruct us to continue to make transfers until all available amounts in the guaranteed interest option have been transferred out.

In order to elect the fixed-dollar option, you must have a minimum of $5,000 in the guaranteed interest option on the date we receive your election form at our processing office. The transfer date will be the same calendar day of the month as the contract date but not later than the 28th day of the month. The minimum transfer amount is $50. Unlike the account for special dollar cost averaging (available in Accumulator® and Accumulator® EliteSM contracts only), this option does not offer enhanced rates. Also, this option is subject to the guaranteed interest option transfer limitations described under ‘‘Transferring your account value’’ in ‘‘Transferring your money among investment options’’ later in this Prospectus. While the program is running, any transfer that exceeds those limitations will cause the program to end for that contract year. You will be notified. You must send in a request form to resume the program in the next or subsequent contract years.

If, on any transfer date, your value in the guaranteed interest option is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred, and the program will end. You may change the transfer amount once each contract year or cancel this program at any time. We may, at any time, exercise our rights to terminate transfers to any of the variable investment options and to limit the number of variable investment options which you may elect.

Interest sweep option.  Under this option, you may elect to have monthly transfers from amounts in the guaranteed interest option into the variable investment options of your choice. Only the permitted variable investment options are available if you elect the Guaranteed withdrawal benefit for life, the 100% Principal guarantee benefit or the Guaranteed minimum income benefit without the Greater of 6 1/2% (or 6%) Roll-Up to age 85 or the Annual Ratchet to age 85 enhanced death benefit. Only the EQ/Moderate Allocation portfolio is available if you elect the 125% Principal guarantee benefit. The transfer date will be the last business day of the month. The amount we will transfer will be the interest credited to amounts you have in the guaranteed interest option from the last business day of the prior month to the last business day of the current month. You must have at least $7,500 in the guaranteed interest option on the date we receive your election. We will automatically cancel the interest sweep program if the amount in the guaranteed interest option is less than $7,500 on the last day of the month for two months in a row. For the interest sweep option, the first monthly transfer will occur on the last business day of the month following the month that we receive your election form at our processing office. We may, at any time, exercise our rights to terminate transfers to any of the variable investment options and to limit the number of variable investment options which you may elect.

You may not participate in any dollar cost averaging program if you are participating in the Option II rebalancing program. Under the Option I rebalancing program, you may participate in any of the dollar cost averaging programs except general dollar cost averaging, and for Accumulator® PlusSM and Accumulator® SelectSM contract owners, the special money market dollar cost averaging program. You may only participate in one dollar cost averaging program at a time. See ‘‘Transferring your money among investment options’’ later in this Prospectus. Also, for information on how the dollar cost averaging program you select may affect certain guaranteed benefits see ‘‘Guaranteed minimum death benefit and Guaranteed minimum income benefit base’’ below.

We do not deduct a transfer charge for any transfer made in connection with our dollar cost averaging and Investment Simplifier programs. Not all dollar cost averaging programs are available in all states. See Appendix VII later in this Prospectus for more information on state availability. You may only participate in one dollar cost averaging program at a time.

Credits (for Accumulator® PlusSM contracts only)

A credit will also be allocated to your account value at the same time that we allocate your contribution. Credits are allocated to the same investment options based on the same percentages used to allocate your contributions. We do not include credits in calculating any of your benefit bases under the contract, except to the extent that any credits are part of your account value, which is used to calculate the Annual Ratchet benefit bases or a Roll-up benefit base reset.

The amount of the credit will be 4%, 4.5% or 5% of each contribution based on the following breakpoints and rules:

First year total contributions Breakpoints	Credit percentage applied to contributions
Less than $500,000	4%
$500,000-$999,999.99	4.5%
$1 million or more	5%

The percentage of the credit is based on your total first year total contributions. If you purchase a Principal guarantee benefit, you may not make additional contributions after the first six months. This credit percentage will be credited to your initial contribution and each additional contribution made in the first contract year (after adjustment as described below), as well as those in the second and later contract years. The credit will apply to additional contributions only to the extent that the sum of that contribution and prior

30

contributions to which no credit was applied exceeds the total withdrawals made from the contract since the issue date.

For example, assume you make an initial contribution of $100,000 to your contract and your account value is credited with $4,000 (4% x $100,000). After that, you decide to withdraw $7,000 from your contract. Later, you make a subsequent contribution of $3,000. You receive no credit on your $3,000 contribution since it does not exceed your total withdrawals ($7,000). Further assume that you make another subsequent contribution of $10,000. At that time, your account value will be credited with $240 [4% x (10,000 + 3,000 – 7,000)].

Although the credit, as adjusted at the end of the first contract year, will be based upon first year total contributions, the following rules affect the percentage with which contributions made in the first contract year are credited during the first contract year:

•

Indication of intent: If you indicate in the application at the time you purchase your contract an intention to make additional contributions to meet one of the breakpoints (the ‘‘Expected First Year Contribution Amount’’) and your initial contribution is at least 50% of the Expected First Year Contribution Amount, your credit percentage will be as follows:

—

For any contributions resulting in total contributions to date less than or equal to your Expected First Year Contribution Amount, the credit percentage will be the percentage that applies to the Expected First Year Contribution Amount based on the table above.

—

For any subsequent contribution that results in your total contributions to date exceeding your Expected First Year Contribution Amount, such that the credit percentage should have been higher, we will increase the credit percent- age applied to that contribution, as well as any prior or subsequent contributions made in the first contract year, accordingly.

—

If at the end of the first contract year your total contributions were lower than your Expected First Year Contribution Amount such that the credit applied should have been lower, we will recover any Excess Credit. The Excess Credit is equal to the difference between the credit that was actually applied based on your Expected First Year Contribution Amount (as applicable) and the credit that should have been applied based on first year total contributions.

—	The ‘‘Indication of intent’’ approach to first year contributions is not available in all states. Please see Appendix VII later in this Prospectus for information on state availability.

•	No indication of intent:

—	For your initial contribution (if available in your state) we will apply the credit percentage based upon the above table.
—

For any subsequent contribution that results in a higher applicable credit percentage (based on total contributions to date), we will increase the credit percentage applied to that contribution, as well as any prior or subsequent contributions made in the first contract year, accordingly.

In addition to the recovery of any Excess Credit, we will recover all of the credit or a portion of the credit in the following situations:

•	If you exercise your right to cancel the contract, we will recover the entire credit made to your contract (see ‘‘Your right to cancel within a certain number of days’’ later in this Prospectus)(1)

•

If you start receiving annuity payments within three years of making any contribution, we will recover the credit that applies to any contribution made within the prior three years. Please see Appendix VII later in this Prospectus for information on state variations.

•

If the owner (or older joint owner, if applicable) dies during the one-year period following our receipt of a contribution to which a credit was applied, we will recover the amount of such credit. For Joint life GWBL contracts, we will only recover the credit if the second owner dies within the one-year period following a contribution.

We will recover any credit on a pro rata basis from the value in your variable investment options and guaranteed interest option. If there is insufficient value or no value in the variable investment options and guaranteed interest option, the fixed maturity options in order of the earliest maturing date(s), any additional amount of the withdrawal required or the total amount of the withdrawal will be withdrawn from the account for special money market dollar cost averaging. A market value adjustment may apply to withdrawals from the fixed maturity options.

We do not consider credits to be contributions for purposes of any discussion in this Prospectus. Credits are also not considered to be part of your investment in the contract for tax purposes.

We use a portion of the mortality and expense risks charge and withdrawal charge to help recover our cost of providing the credit. See ‘‘Charges and expenses’’ later in this Prospectus. The charge associated with the credit may, over time, exceed the sum of the credit and any related earnings. You should consider this possibility before purchasing the contract.

Guaranteed minimum death benefit and Guaranteed minimum income benefit base

This section does not apply if you elect GWBL. For information about the GWBL death benefits and benefit bases, see ‘‘Guaranteed withdrawal benefit for life (‘‘GWBL’’)’’ later in this section.

The Guaranteed minimum death benefit base and Guaranteed minimum income benefit base (hereinafter, in this section called your ‘‘benefit base’’) are used to calculate the

31

Guaranteed minimum income benefit and the death benefits, as described in this section. The benefit base for the Guaranteed minimum income benefit and any enhanced death benefit will be calculated as described below in this section whether these options are elected individually or in combination. Your benefit base is not an account value or a cash value. See also ‘‘Guaranteed minimum income benefit’’ and ‘‘Guaranteed minimum death benefit’’ below.

Standard death benefit.   Your benefit base is equal to:

•	your initial contribution and any additional contributions to the contract; less

•

a deduction that reflects any withdrawals you make (including any applicable withdrawal charges). The amount of this deduction is described under ‘‘How withdrawals affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Principal guarantee benefits’’ in ‘‘Accessing your money’’ later in this Prospectus. The amount of any withdrawal charge is described under ‘‘Withdrawal charge’’ in ‘‘Charges and expenses’’ later in this Prospectus. Please note that withdrawal charges do not apply to Accumulator® SelectSM contracts.

6 1/2% (or 6%, if applicable) Roll-Up to age 85 (used for the Greater of 6 1/2% Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit, the Greater of 6% Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit AND for the Guaranteed minimum income benefit). Your benefit base is equal to:

•	your initial contribution and any additional contributions to the contract; plus

•	daily roll-up; less

•

a deduction that reflects any withdrawals you make (including any applicable withdrawal charges). The amount of this deduction is described under ‘‘How withdrawals affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Principal guarantee benefits’’ in ‘‘Accessing your money’’ and the section entitled ‘‘Charges and expenses’’ later in this Prospectus. The amount of any withdrawal charge is described under ‘‘Withdrawal charge’’ in ‘‘Charges and expenses’’ later in this Prospectus. Please note that withdrawal charges do not apply to Accumulator® SelectSM contracts.

The effective annual roll-up rate credited to this benefit base is:

•

6 1/2% (or 6%, if applicable) with respect to the variable investment options (including amounts allocated to the account for special money market dollar cost averaging under Accumulator® PlusSM and Accumulator® SelectSM contracts but excluding all other

•

amounts allocated to the EQ/Money Market variable investment option), and the account for special dollar cost averaging (under Accumulator® and Accumulator® EliteSM contracts only); the effective annual rate may be

4% in some states. Please see Appendix VII later in this Prospectus to see what applies in your state; and

•

3% with respect to the EQ/Money Market variable investment option, the fixed maturity options, the guaranteed interest option and the loan reserve account under Rollover TSA (if applicable). If you elected a guaranteed benefit that provides a 6% (or greater) roll-up, an allocation to any investment option that rolls up at 3% will effectively reduce the growth rate of your guaranteed benefit. For more information, see “Our administrative procedures for calculating your Roll-up benefit base following a transfer” in “Transferring your money among investment options” later in this Prospectus.

The benefit base stops rolling up on the contract date anniversary following the owner’s (or older joint owner’s, if applicable) 85th birthday. However, even after the 6½ % (or 6%, if applicable) Roll-Up to age 85 benefit base stops rolling up, any associated enhanced death benefit will remain in effect, and we will continue to deduct the charge for the benefit. If the contract owner subsequently dies while the contract is still in effect, we will pay a death benefit equal to the higher of the account value and the applicable benefit base amount.

Please see ‘‘Our administrative procedures for calculating your Roll-Up benefit base following a transfer’’ later in the Prospectus for more information about how we calculate your Roll-Up benefit base when you transfer account values between investment options with a higher Roll-Up rate (4-6.5%) and investment options with a lower Roll-Up rate (3%).

Annual Ratchet to age 85 (used for the Annual Ratchet to age 85 enhanced death benefit, the Greater of 6 1/2% Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit, the Greater of 6% Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit, the Greater of 3% Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit AND for the Guaranteed minimum income benefit). If you have not taken a withdrawal from your contract, your benefit base is equal to the greater of either:

•	your initial contribution to the contract (plus any additional contributions),

-or-

•

your highest account value on any contract date anniversary up to the contract date anniversary following the owner’s (or older joint owner’s, if applicable) 85th birthday (plus any contributions made since the most recent Annual Ratchet).

If you have taken a withdrawal from your contract, your benefit base will be reduced from the amount described above. See ‘‘How withdrawals affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Principal guarantee benefits’’ in ‘‘Accessing your money’’ later in this Prospectus. The amount of any withdrawal charge is described under ‘‘Withdrawal charge’’ in ‘‘Charges and expenses’’ later in this Prospectus. Please note that

32

withdrawal charges do not apply to Accumulator® SelectSM contracts. At any time after a withdrawal, your benefit base is equal to the greater of either:

•	your benefit base immediately following the most recent withdrawal (plus any additional contributions made after the date of such withdrawal),

-or-

•

your highest account value on any contract date anniversary after the date of the most recent withdrawal, up to the contract date anniversary following the owner’s (or older joint owner’s, if applicable) 85th birthday (plus any contributions made since the most recent Annual Ratchet after the date of such withdrawal).

Your Annual Ratchet to age 85 benefit base is no longer eligible to increase after the contract date anniversary following your 85th birthday. However, any associated enhanced death benefit will remain in effect, and we will continue to deduct the charge for the benefit. If the contract owner subsequently dies while the contract is still in effect, we will pay a death benefit equal to the higher of the account value and the applicable benefit base amount.

Greater of 6 1/2% (or 6% if applicable) Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit AND the Guaranteed minimum income benefit.  Your benefit base is equal to the greater of the benefit base computed for the 6 1/2% (or 6%, if applicable) Roll-Up to age 85 or the benefit base computed for the Annual Ratchet to age 85, as described immediately above, on each contract date anniversary. For the Guaranteed minimum income benefit, the benefit base is reduced by any applicable withdrawal charge remaining when the option is exercised. For more information, see ‘‘ Withdrawal charge’’ in ‘‘Charges and expenses’’ later in this Prospectus. Please note that withdrawal charges do not apply to Accumulator® SelectSM contracts.

3% Roll-Up to age 85 (used for the Greater of 3% Roll-Up to age 85 or the Annual Ratchet to age 85 enhanced death benefit). Your benefit base is equal to:

•	your initial contribution and any additional contributions to the contract; plus

•	daily roll-up; less

•

a deduction that reflects any withdrawals you make (including any applicable withdrawal charges). The amount of this deduction is described under ‘‘How withdrawals affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Principal guarantee benefits’’ in ‘‘Accessing your money’’ and the section entitled ‘‘Charges and expenses’’ later in this Prospectus. The amount of any withdrawal charge is described under ‘‘Withdrawal charge’’ in ‘‘Charges and expenses’’ later in this Prospectus. Please note that withdrawal charges do not apply to Accumulator® SelectSM contracts.

The effective annual roll-up rate credited to the benefit base is 3%.

The benefit base stops rolling up on the contract date anniversary following the owner’s (or older joint owner’s, if applicable) 85th birthday. However, even after the 3% Roll-Up to age 85 benefit base stops rolling up, the associated Guaranteed minimum death benefit will remain in effect. We will continue to deduct the charge for the Guaranteed minimum death benefit, and if the contract owner subsequently dies while the contract is still in effect, we will pay a death benefit equal to the higher of the account value and the applicable Guaranteed minimum death benefit base amount.

Greater of 3% Roll-Up to age 85 or the Annual Ratchet to age 85 enhanced death benefit.  Your benefit base is equal to the greater of the benefit base computed for the 3% Roll-Up to age 85 or the benefit base computed for the Annual Ratchet to age 85, as described immediately above, on each contract date anniversary.

Guaranteed minimum income benefit and the Roll-Up benefit base reset.  You will be eligible to reset your Guaranteed minimum income benefit Roll-Up benefit base on each contract date anniversary until the contract date anniversary following age 75. If you elect the Guaranteed minimum income benefit without the Greater of 6 1/2% (or 6% if applicable) Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit, you may reset its Roll-Up benefit base on each contract date anniversary until the contract date anniversary following age 75 AND your investment option choices will be limited to the guaranteed interest option, the account for special dollar cost averaging (for Accumulator® and Accumulator® EliteSM contracts) or the account for special money market dollar cost averaging (for Accumulator® PlusSM and Accumulator® SelectSM contracts) and the permitted variable investment options. See ‘‘What are your investment options under the contract?’’ earlier in this section. The reset amount would equal the account value as of the contract date anniversary on which you reset your Roll-Up benefit base. The Roll-Up continues to age 85 on any reset benefit base.

If you elect both the Guaranteed minimum income benefit AND the Greater of the 6 1/2% (or 6%) Roll-Up to age 85 or the Annual Ratchet to age 85 enhanced death benefit (the ‘‘Greater of enhanced death benefit’’), you will be eligible to reset the Roll-Up benefit base for these guaranteed benefits to equal the account value on any contract date anniversary until the contract date anniversary following age 75, and your investment options will not be restricted. If you elect both options, they are not available with different Roll-Up benefit bases: each option must include either the 6 1/2% Roll-Up or 6% Roll-Up benefit base.

We will notify you, generally in your annual account statement that we issue each year following your contract date anniversary, if the Roll-Up benefit base is eligible to be reset. If eligible, you will have 30 days from your contract date anniversary to request a reset. At any time, you may choose one of the three available reset methods: one-time reset option, automatic annual reset program or automatic customized reset program.

33

one-time reset option — resets your Roll-Up benefit base on a single contract date anniversary.

automatic annual reset program — automatically resets your Roll-Up benefit base on each contract date anniversary you are eligible for a reset.

automatic customized reset program — automatically resets your Roll-Up benefit base on each contract date anniversary, if eligible, for the period you designate.

If your request to reset your Roll-Up benefit base is received at our processing office more than 30 days after your contract date anniversary, your Roll-Up benefit base will reset on the next contract date anniversary if you are eligible for a reset.

One-time reset requests will be processed as follows:

(i)

if your request is received within 30 days following your contract date anniversary, your Roll-Up benefit base will be reset, if eligible, as of that contract date anniversary. If your benefit base was not eligible for a reset on that contract date anniversary, your one-time reset request will be terminated;

(ii)

if your request is received outside the 30 day period following your contract date anniversary, your Roll-Up benefit base will be reset, if eligible, on the next contract date anniversary. If your benefit base is not eligible for a reset, your one-time reset request will be terminated.

Once your one-time reset request is terminated, you must submit a new request in order to reset your benefit base.

If you wish to cancel your elected reset program, your request must be received by our processing office at least one business day prior to your contract date anniversary to terminate your reset program for such contract date anniversary. Cancellation requests received after this window will be applied the following year. A reset cannot be cancelled after it has occurred. For more information, see ‘‘How to reach us’’ earlier in this Prospectus. Each time you reset the Roll-Up benefit base, your Roll-Up benefit base will not be eligible for another reset until the next contract date anniversary. If after your death your spouse continues the contract, the benefit base will be eligible to be reset on each contract date anniversary, if applicable. The last age at which the benefit base is eligible to be reset is the contract date anniversary following owner (or older joint owner, if applicable) age 75.

If you elect to reset your Roll-Up benefit base on any contract date anniversary on or after April 1, 2013, we will increase the charge for the Guaranteed minimum income benefit and the Greater of 6 1/2% (or 6%, if applicable) Roll-Up to age 85 or the Annual Ratchet to age 85 enhanced death benefit to the maximum charge permitted under the contract. There is no charge increase for the Annual Ratchet to age 85 enhanced death benefit. See both ‘‘Guaranteed minimum death benefit charge’’ and ‘‘Guaranteed minimum income benefit charge’’ in ‘‘Charges and expenses’’ later in this Prospectus for more information.

It is important to note that once you have reset your Roll-Up benefit base, a new waiting period to exercise the Guaranteed minimum income benefit will apply from the date of the reset: you may not exercise until the tenth contract date anniversary following the reset or, if later, the earliest date you would have been permitted to exercise without regard to the reset. See ‘‘Exercise rules’’ under ‘‘Guaranteed minimum income benefit’’ below for more information. Please note that in almost all cases, resetting your Roll-Up benefit base will lengthen the exercise waiting period. Also, even when there is no additional charge when you reset your Roll-Up benefit base, the total dollar amount charged on future contract date anniversaries may increase as a result of the reset since the charges may be applied to a higher benefit base than would have been otherwise applied. See ‘‘Charges and expenses’’ in the Prospectus.

If you are a traditional IRA, TSA or QP contract owner, before you reset your Roll-Up benefit base, please consider the effect of the 10-year exercise waiting period on your requirement to take lifetime required minimum distributions with respect to the contract. If you must begin taking lifetime required minimum distributions during the 10-year waiting period, you may want to consider taking the annual lifetime required minimum distribution calculated for the contract from another permissible contract or funding vehicle. If you withdraw the lifetime required minimum distribution from the contract, and the required minimum distribution is more than 6 1/2% (or 6%) of the reset benefit base, the withdrawal would cause a pro rata reduction in the benefit base. Alternatively, resetting the benefit base to a larger amount would make it less likely that the required minimum distributions would exceed the 6 1/2% (or 6%) threshold. See ‘‘Lifetime required minimum distribution withdrawals’’ and ‘‘How withdrawals affect your Guaranteed minimum income benefit and Guaranteed minimum death benefit’’ in ‘‘Accessing your money.’’ Also, see ‘‘Required minimum distributions’’ under ‘‘Individual retirement arrangements (IRAs)’’ in ‘‘Tax information’’ and Appendix II — ‘‘Purchase considerations for QP Contracts’’ as well as Appendix IX —‘‘Tax-sheltered annuity contracts (TSAs)’’ later in this Prospectus.

If you elect both a ‘‘Greater of’’ enhanced death benefit and the Guaranteed minimum income benefit, the Roll-Up benefit bases for both are reset simultaneously when you request a Roll-Up benefit base reset. You cannot elect a Roll-Up benefit base reset for one benefit and not the other.

Annuity purchase factors

Annuity purchase factors are the factors applied to determine your periodic payments under the Guaranteed minimum income benefit and annuity payout options. The Guaranteed minimum income benefit is discussed under ‘‘Guaranteed minimum income benefit’’ below and annuity payout options are discussed under ‘‘Your annuity payout options’’ in ‘‘Accessing your money’’ later in this Prospectus. Annuity purchase factors are based on interest rates, mortality tables, frequency of payments, the form of annuity benefit, and the owner’s (and any joint owner’s) age and sex in

34

certain instances. We may provide more favorable current annuity purchase factors for the annuity payout options.

Guaranteed minimum income benefit

The Guaranteed minimum income benefit is available if the owner is age 20 through 75 at the time the contract is issued.

Subject to state availability (see Appendix VII later in this Prospectus), you may elect one of the following:

•	The Guaranteed minimum income benefit that includes the 6 1/2% Roll-Up benefit base.

•	The Guaranteed minimum income benefit that includes the 6% Roll-Up benefit base.

Both options include the ability to reset your Guaranteed minimum income benefit base on each contract date anniversary until the contract date anniversary following age 75. See ‘‘Guaranteed minimum income benefit and the Roll-Up benefit base reset’’ earlier in this section.

If you elect the Guaranteed minimum income benefit with a ‘‘Greater of’’ death benefit, you can choose between one of the following two combinations:

•	the Greater of the 6 1/2% Roll-Up to age 85 or the Annual Ratchet to age 85 enhanced death benefit with the Guaranteed minimum income benefit that includes the 6 1/2% Roll-Up benefit base, or

•	the Greater of the 6% Roll-Up to age 85 or the Annual Ratchet to age 85 enhanced death benefit with the Guaranteed minimum income benefit that includes the 6% Roll-Up benefit base.

If you elect the Guaranteed minimum income benefit without the Greater of the 6 1/2% (or 6%, if applicable) Roll-Up to age 85 or the Annual Ratchet to age 85 enhanced death benefit, your investment options will be limited to the guaranteed interest option, the account for special dollar cost averaging (for Accumulator® and Accumulator® EliteSM contracts) or the account for special money market dollar cost averaging (for Accumulator® PlusSM and Accumulator® SelectSM contracts) and the permitted variable investment options. See ‘‘What are your investment options under the contract?’’ earlier in this section.

If the contract is jointly owned, the Guaranteed minimum income benefit will be calculated on the basis of the older owner’s age. There is an additional charge for the Guaranteed minimum income benefit which is described under ‘‘Guaranteed minimum income benefit charge’’ in ‘‘Charges and expenses’’ later in this Prospectus. Once you purchase the Guaranteed minimum income benefit, you may not voluntarily terminate this benefit. If you elect both the Guaranteed minimum income benefit and a ‘‘Greater of’’ enhanced death benefit, the Roll-Up rate you elect must be the same for both features.

If you are purchasing the contract as an Inherited IRA or if you elect a Principal guarantee benefit or the Guaranteed withdrawal benefit for life, the Guaranteed minimum income benefit is not available. If you are using the contract to fund a charitable remainder trust (for Accumulator® and Accumulator® EliteSM contracts only), you will have to take certain distribution amounts. You should consider split-funding so that those distributions do not adversely impact your guaranteed minimum income benefit. See ‘‘Owner and annuitant requirements’’ earlier in this section. For IRA, QP and Rollover TSA contracts, owners over age 60 at contract issue should consider the impact of the minimum distributions required by tax law in relation to the withdrawal limitations under the Guaranteed minimum income benefit. See ‘‘How withdrawals affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Principal guarantee benefits’’ in ‘‘Accessing your money’’ later in this Prospectus.

If you elect the Guaranteed minimum income benefit option and change ownership of the contract, this benefit will automatically terminate, except under certain circumstances. See ‘‘Transfers of ownership, collateral assignments, loans and borrowing’’ in ‘‘More information,’’ later in this Prospectus for more information.

The Guaranteed minimum income benefit guarantees you a minimum amount of fixed income under your choice of a life annuity fixed payout option or a life with a period certain payout option, subject to state availability. You choose which of these payout options you want and whether you want the option to be paid on a single or joint life basis at the time you exercise your Guaranteed minimum income benefit. The maximum period certain available under the life with a period certain payout option is 10 years. This period may be shorter, depending on the owner’s age, as follows:

Level payments
Owner’s age at exercise	Period certain years
80 and younger	10
81	9
82	8
83	7
84	6
85	5

We may also make other forms of payout options available. For a description of payout options, see ‘‘Your annuity payout options’’ in ‘‘Accessing your money’’ later in this Prospectus.

The Guaranteed minimum income benefit should be regarded as a safety net only.

When you exercise the Guaranteed minimum income benefit, the annual lifetime income that you will receive will be the greater of (i) your Guaranteed minimum income benefit which is calculated by applying your Guaranteed minimum income benefit base, less any applicable withdrawal charge remaining (if applicable under your Accumulator® Series contract), to GMIB guaranteed annuity purchase factors, or

35

(ii) the income provided by applying your account value to our then current annuity purchase factors or the guaranteed annuity purchase factors stated in your contract. For Rollover TSA only, we will subtract from the Guaranteed minimum income benefit base or account value any outstanding loan, including interest accrued but not paid. You may also elect to receive monthly or quarterly payments as an alternative. If you elect monthly or quarterly payments, the aggregate payments you receive in a contract year will be less than what you would have received if you had elected an annual payment, as monthly and quarterly payments reflect the time value of money with regard to both interest and mortality. The benefit base is applied only to the guaranteed annuity purchase factors under the Guaranteed minimum income benefit in your contract and not to any other guaranteed or current annuity purchase rates. Your account value is never applied to the guaranteed annuity purchase factors under GMIB. The amount of income you actually receive will be determined when we receive your request to exercise the benefit.

When you elect to receive annual lifetime income, your contract (including its death benefit and any account or cash values) will terminate and you will receive a new contract for the annuity payout option. For a discussion of when your payments will begin and end, see ‘‘Exercise of Guaranteed minimum income benefit’’ below.

Before you elect the Guaranteed minimum income benefit, you should consider the fact that it provides a form of insurance and is based on conservative actuarial factors. Therefore, even if your account value is less than your benefit base, you may generate more income by applying your account value to current annuity purchase factors. We will make this comparison for you when the need arises.

Guaranteed minimum income benefit ‘‘no lapse guarantee’’. In general, if your account value falls to zero (except as discussed below, if your account value falls to zero due to a withdrawal that causes your total contract year withdrawals to exceed 6 1/2% (or 6%, if applicable) of the Roll-Up benefit base as of the beginning of the contract year or in the first contract year, all contributions received in the first 90 days), the Guaranteed minimum income benefit will be exercised automatically, based on the owner’s (or older joint owner’s, if applicable) current age and benefit base, as follows:

•

You will be issued a supplementary contract based on a single life with a maximum 10 year period certain. Payments will be made annually starting one year from the date the account value fell to zero. Upon exercise, your contract (including the Guaranteed minimum death benefit, any other guaranteed benefits and any account or cash values) will terminate.

•	You will have 30 days from when we notify you to change the payout option and/or the payment frequency.

Please note that we will not automatically exercise the Guaranteed minimum income benefit, as described above, if you have a TSA contract and withdrawal restrictions apply.

The no lapse guarantee will terminate under the following circumstances:

•

If your aggregate withdrawals during any contract year exceed 6 1/2% (or 6%, if applicable) of the Roll-Up benefit base (as of the beginning of the contract year or in the first contract year, all contributions received in the first 90 days);

•	Upon the contract date anniversary following the owner (or older joint owner, if applicable) reaching age 85.

If your no lapse guarantee is no longer in effect and your account value subsequently falls to zero, your contract will terminate without value, and you will lose the Guaranteed minimum income benefit, Guaranteed minimum death benefit (if elected) and any other guaranteed benefits.

Please note that if you participate in our Automatic RMD service, an automatic withdrawal under that program will not cause the no lapse guarantee to terminate even if a withdrawal causes your total contract year withdrawals to exceed 6 1/2% (or 6%, applicable) of your Roll-Up benefit base at the beginning of the contract year.

Illustrations of Guaranteed minimum income benefit.  Assuming the 6% Roll-Up to age 85 benefit base, the table below illustrates the Guaranteed minimum income benefit amounts per $100,000 of initial contribution, for a male owner age 60 (at issue) on the contract date anniversaries indicated, who has elected the life annuity fixed payout option, using the guaranteed annuity purchase factors as of the date of this Prospectus, assuming no additional contributions, withdrawals, or loans under Rollover TSA contracts, and assuming there were no allocations to the EQ/Money Market variable investment option, the guaranteed interest option, the fixed maturity options or the loan reserve account under Rollover TSA contracts.

Contract date anniversary at exercise	Guaranteed minimum income benefit — annual income payable for life
10	$10,065

15	$15,266

Exercise of Guaranteed minimum income benefit.  On each contract date anniversary that you are eligible to exercise the Guaranteed minimum income benefit, we will send you an eligibility notice with your annual statement. The annual statement will illustrate how much income could be provided as of the contract date anniversary. You must notify us within 30 days following the contract date anniversary if you want to exercise the Guaranteed minimum income benefit.

36

We deduct guaranteed benefit and annual administrative charges from your account value on your contract date anniversary, and you can only exercise the Guaranteed minimum income benefit, if eligible, during the 30 day period following your contract date anniversary. Therefore, if your account value is not sufficient to pay fees on your next contract date anniversary, your contract will terminate and you will not have an opportunity to exercise your Guaranteed minimum income benefit unless the no lapse guarantee provision under your contract is still in effect. See “Effect of your account value falling to zero” in “Determining your contract’s value” later in this Prospectus.

You must return your contract to us, along with all required information within 30 days following your contract date anniversary, in order to exercise this benefit. Upon exercising the GMIB, any Guaranteed minimum death benefit you elected will terminate without value. Also, upon exercise of the Guaranteed minimum income benefit, the owner (or older joint owner, if applicable) will become the annuitant, and the contract will be annuitized on the basis of the annuitant’s life. You will begin receiving annual payments one year after the annuity payout contract is issued. If you choose monthly or quarterly payments, you will receive your payment one month or one quarter after the annuity payout contract is issued. You may choose to take a withdrawal prior to exercising the Guaranteed minimum income benefit, which will reduce your payments. You may not partially exercise this benefit. See ‘‘Accessing your money’’ under ‘‘Withdrawing your account value’’ later in this Prospectus. Payments end with the last payment before the annuitant’s (or joint annuitant’s, if applicable) death or, if later, the end of the period certain (where the payout option chosen includes a period certain).

Exercise rules.  Eligibility to exercise the Guaranteed minimum income benefit is based on the owner’s (or older joint owner’s, if applicable) age as follows:

•

If you were at least age 20 and no older than age 44 when the contract was issued, you are eligible to exercise the Guaranteed minimum income benefit within 30 days following each contract date anniversary beginning with the 15th contract date anniversary.

•

If you were at least age 45 and no older than age 49 when the contract was issued, you are eligible to exercise the Guaranteed minimum income benefit within 30 days following each contract date anniversary after age 60.

•

If you were at least age 50 and no older than age 75 when the contract was issued, you are eligible to exercise the Guaranteed minimum income benefit within 30 days following each contract date anniversary beginning with the 10th contract date anniversary.

•	To exercise the Guaranteed minimum income benefit:

—	We must receive your notification in writing within 30 days following any contract date anniversary on which you are eligible; and
—

Your account value must be greater than zero on the exercise date. See “Effect of your account value falling to zero” in “Determining your contract’s value” for more information about the impact of insufficient account value on your ability to exercise the Guaranteed minimum income benefit.

Please note:

(i)	the latest date you may exercise the Guaranteed minimum income benefit is within 30 days following the contract date anniversary following your 85th birthday;

(ii)

if you were age 75 when the contract was issued or the Roll-Up benefit base was reset, the only time you may exercise the Guaranteed minimum income benefit is within 30 days following the contract date anniversary following your attainment of age 85;

(iii)

for Accumulator® Series QP contracts, the Plan participant can exercise the Guaranteed minimum income benefit only if he or she elects to take a distribution from the Plan and, in connection with this distribution, the Plan’s trustee changes the ownership of the contract to the participant. This effects a rollover of the Accumulator® Series QP contract into an Accumulator® Series Rollover IRA. This process must be completed within the 30-day time frame following the contract date anniversary in order for the Plan participant to be eligible to exercise. However, if the Guaranteed minimum income benefit is automatically exercised as a result of the no lapse guarantee, a rollover into an IRA will not be effected and payments will be made directly to the trustee;

(iv)

Since no partial exercise is permitted, owners of defined benefit QP contracts who plan to change ownership of the contract to the participant must first compare the participant’s lump sum benefit amount and annuity benefit amount to the GMIB benefit amount and account value, and make a withdrawal from the contract if necessary. See ‘‘How withdrawals affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Principal guarantee benefits’’ in ‘‘Accessing your money’’ later in this Prospectus;

(v)

for Accumulator® Series Rollover TSA contracts, you may exercise the Guaranteed minimum income benefit only if you effect a roll- over of the TSA contract to an Accumulator® Series Rollover IRA. This may only occur when you are eligible for a distribution from the TSA. This process must be completed within the 30-day time- frame following the contract date anniversary in order for you to be eligible to exercise;

(vi)

if you reset the Roll-Up benefit base (as described earlier in this section), your new exercise date will be the tenth contract date anniversary following the reset or, if later, the earliest date you would have been permitted to exercise without regard to the reset. Please note that in almost all cases, resetting your Roll-Up benefit base will lengthen the waiting period;

37

(vii)

a spouse beneficiary or younger spouse joint owner under Spousal continuation may only continue the Guaranteed minimum income benefit if the contract is not past the last date on which the original owner could have exercised the benefit. In addition, the spouse beneficiary or younger spouse joint owner must be eligible to continue the benefit and to exercise the benefit under the applicable exercise rule (described in the above bullets) using the following additional rules. The spouse beneficiary or younger spouse joint owner’s age on the date of the owner’s death replaces the owner’s age for purposes of determining the availability of the benefit and which of the exercise rules applies. The original contract issue date will continue to apply for purposes of the exercise rules;

(viii)

if the contract is jointly owned and not an IRA contract, you can elect to have the Guaranteed minimum income benefit paid either: (a) as a joint life benefit, or (b) as a single life benefit paid on the basis of the older owner’s age;

(ix)

if the contract is an IRA contract, you can elect to have the Guaranteed minimum income benefit paid either: (a) as a joint life benefit, but only if the joint annuitant is your spouse or (b) as a single life benefit paid on the basis of the annuitant’s age; and

(x)

if the contract is owned by a trust or other non-natural person, eligibility to elect or exercise the Guaranteed minimum income benefit is based on the annuitant’s (or older joint annuitant’s, if applicable) age, rather than the owner’s.

See ‘‘Effect of the owner’s death’’ under ‘‘Payment of death benefit’’ later in this Prospectus for more information.

If your account value is insufficient to pay applicable charges when due, your contract will terminate, which could cause you to lose your Guaranteed minimum income benefit. For more information, please see ‘‘Effect of your account value falling to zero’’ in ‘‘Determining your contract’s value” and the section entitled ‘‘Charges and expenses’’ later in this Prospectus.

For information about the impact of withdrawals on the Guaranteed minimum income benefit and any other guaranteed benefits you may have elected, please see ‘‘How withdrawals affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Principal guarantee benefits’’ in ‘‘Accessing your money.”

From time to time, we may offer you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits. See “Guaranteed benefit offers” later in this section for more information. If you accepted an offer to convert your Guaranteed minimum income benefit into the New Guaranteed withdrawal benefit for life (New GWBL), see Appendix XII for more information about the New GWBL and the Modified Death Benefit.

If you previously accepted an offer to terminate a guaranteed benefit, you no longer have an enhanced or the standard death benefit. Please refer to the terms of your offer for information about your remaining death benefit.

Guaranteed minimum death benefit

This section does not apply if you elect GWBL. For information about the GWBL death benefits and benefit bases, see ‘‘Guaranteed withdrawal benefit for life (‘‘GWBL’’)’’ later in this section.

Your contract provides a standard death benefit. If you do not elect one of the enhanced death benefits described below, the death benefit is equal to your account value (without adjustment for any otherwise applicable negative market value adjustment) as of the date we receive satisfactory proof of death, any required instructions for the method of payment, information and forms necessary to effect payment, OR the standard death benefit, whichever provides the higher amount. The standard death benefit is equal to your total contributions, adjusted for any withdrawals (and any associated withdrawal charges, if applicable under your Accumulator® Series contract). For Accumulator®, Accumulator® EliteSM and Accumulator® SelectSM contract owners, the standard death benefit is the only death benefit available for owners (or older joint owners, if applicable) ages 81 through 85 at issue. Once your contract is issued, you may not change or voluntarily terminate your death benefit.

If you elect one of the enhanced death benefits (not including the GWBL Enhanced death benefit), the death benefit is equal to your account value (without adjustment for any otherwise applicable negative market value adjustment) as of the date we receive satisfactory proof of the owner’s (or older joint owner’s, if applicable) death, any required instructions for the method of payment, information and forms necessary to effect payment, or your elected enhanced death benefit on the date of the owner’s (or older joint owner’s, if applicable) death, adjusted for any subsequent withdrawals (and associated withdrawal charges, if applicable under your Accumulator® Series contract), whichever provides the higher amount. See ‘‘Payment of death benefit’’ later in this Prospectus for more information.

Any of the enhanced death benefits (other than the Greater of 3% Roll-Up to age 85 or the Annual Ratchet to age 85 enhanced death benefit) or the standard death benefit can be elected by themselves or with the Guaranteed minimum income benefit. Each enhanced death benefit has an additional charge. Although the amount of your enhanced death benefit will no longer increase after age 85, we will continue to deduct this charge as long as your enhanced death benefit is in effect. There is no additional charge for the standard death benefit. See “Guaranteed minimum death benefit charge” in “Charges and expenses” for more information.

38

If you elect one of the enhanced death benefit options described below and change ownership of the contract, generally the benefit will automatically terminate, except under certain circumstances. If this occurs, any enhanced death benefit elected will be replaced with the standard death benefit. See ‘‘Transfers of ownership, collateral assignments, loans and borrowing’’ in ‘‘More information’’ later in this Prospectus for more information.

If your contract terminates for any reason, your Guaranteed minimum death benefit will also terminate. See “Termination of your contract” in “Determining your contract’s value” for information about the circumstances under which your contract will terminate.

For Accumulator® PlusSM contracts, if the owner (or older joint owner, if applicable) dies during the one-year period following our receipt of a contribution, the account value used to calculate the applicable guaranteed minimum death benefit will not reflect any credits applied in the one-year period prior to death. For Joint life GWBL contracts, we will only recover the credit if the second owner dies within the one-year period following a contribution.

Subject to state availability (see Appendix VII later in this Prospectus for state availability of these benefits), your age at contract issue, and your contract type, you may elect one of the following enhanced death benefits:

Optional enhanced death benefit applicable for owner (or older joint owner, if applicable) ages 0 through 75 at issue of NQ contracts; 20 through 75 at issue of Rollover IRA, Roth Conversion IRA, Flexible Premium Roth IRA, and Rollover TSA contracts; 20 through 70 at issue of Flexible Premium IRA contracts; 0 through 70 at issue for Inherited IRA contracts; and 20 through 75 at issue of QP contracts (20 through 70 at issue for Accumulator® PlusSM QP contracts.

•	Annual Ratchet to age 85

•	The Greater of 6 1/2% Roll-Up to age 85 or Annual Ratchet to age 85

•	The Greater of 6% Roll-Up to age 85 or Annual Ratchet to age 85

Optional enhanced death benefit applicable for owner (or older joint owner, if applicable) ages 76 through 80 at issue of NQ, Rollover IRA, Roth Conversion IRA, Flexible Premium Roth IRA, and Rollover TSA contracts.

•	The Greater of 3% Roll-Up to age 85 or Annual Ratchet to age 85

These enhanced death benefits, together with the standard death benefit, comprise the Guaranteed minimum death benefits available under the contract.

The Greater of 3% Roll-Up to age 85 or Annual Ratchet to age 85 is not available for QP, Flexible Premium IRA, and Inherited IRA contracts.

For contracts with non-natural owners, the available death benefits are based on the annuitant’s age.

Each enhanced death benefit is equal to its corresponding benefit base described earlier in ‘‘Guaranteed minimum death benefit and Guaranteed minimum income benefit base.’’ Once you have made your enhanced death benefit election, you may not change it.

As discussed earlier in this Prospectus, you can elect a ‘‘Greater of’’ enhanced death benefit with a corresponding Guaranteed minimum income benefit. You can elect one of the following two combinations:

•	the Greater of 6 1/2% Roll-Up to age 85 or the Annual Ratchet to age 85 enhanced death benefit with the Guaranteed minimum income benefit that includes the 6 1/2% Roll-Up benefit base, or

•	the Greater of 6% Roll-Up to age 85 or the Annual Ratchet to age 85 enhanced death benefit with the Guaranteed minimum income benefit that includes the 6% Roll-Up benefit base.

If you purchase a ‘‘Greater of’’ enhanced death benefit with the Guaranteed minimum income benefit, you will be eligible to reset your Roll-Up benefit base on each contract date anniversary until the contract date anniversary following age 75. If you purchase a ‘‘Greater of’’ enhanced death benefit without the Guaranteed minimum income benefit, no reset is available. See ‘‘Guaranteed minimum income benefit and the Roll-Up benefit base reset’’ earlier in this section.

For information about the effect of withdrawals on your Guaranteed minimum death benefit, please see ‘‘How withdrawals affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Principal guarantee benefits’’ in ‘‘Accessing your money.”

If you are using your Accumulator® or Accumulator® EliteSM contract to fund a charitable remainder trust, you will have to take certain distribution amounts. You should consider split-funding so that those distributions do not adversely impact your enhanced death benefit. See ‘‘Owner and annuitant requirements’’ earlier in this section.

See Appendix IV later in this Prospectus for an example of how we calculate an enhanced death benefit.

You may have been the recipient of an offer that provided for an increase in your account value in return for terminating your Guaranteed minimum death benefit. If you accepted such an offer, your Guaranteed minimum death benefit has been replaced with the return of account value death benefit. If you did not accept an offer, your Guaranteed minimum death benefit is still in effect. See “Guaranteed benefit offers” later in this section for more information.

Earnings enhancement benefit

Subject to state and contract availability (see Appendix VII later in this Prospectus for state availability of these benefits), if you are purchasing a contract under which the Earnings enhancement benefit is available, you may elect the Earnings enhancement benefit at the time you purchase your contract, if the owner is age 75 or younger. The Earnings

39

enhancement benefit provides an additional death benefit as described below. See the appropriate part of ‘‘Tax information’’ later in this Prospectus for the potential tax consequences of electing to purchase the Earnings enhancement benefit in an NQ, IRA or Rollover TSA contract. Once you purchase the Earnings enhancement benefit you may not voluntarily terminate this feature. If you elect the Guaranteed withdrawal benefit for life, the Earnings enhancement benefit is not available.

If you elect the Earnings enhancement benefit described below and change ownership of the contract, generally this benefit will automatically terminate, except under certain circumstances. See ‘‘Transfers of ownership, collateral assignments, loans and borrowing’’ in ‘‘More information,’’ later in this Prospectus for more information. This benefit will also terminate if your contract terminates for any reason. See “Termination of your contract” in “Determining your contract’s value” later in this Prospectus.

If the owner (or older joint owner, if applicable) is 70 or younger when we issue your contract (or if the spouse beneficiary or younger spouse joint owner is 70 or younger when he or she becomes the successor owner and the Earnings enhancement benefit had been elected at issue), the additional death benefit will be 40% of:

the greater of:

•	the account value, or

•	any applicable death benefit

decreased by:

•	total net contributions.

For purposes of calculating your Earnings enhancement benefit, the following applies: (i) ‘‘Net contributions’’ are the total contributions made (or if applicable, the total amount that would otherwise have been paid as a death benefit had the spouse beneficiary or younger spouse joint owner not continued the contract plus any subsequent contributions) adjusted for each withdrawal that exceeds your Earnings enhancement benefit earnings. ‘‘Net contributions’’ are reduced by the amount of that excess. Earnings enhancement benefit earnings are equal to (a) minus (b) where (a) is the greater of the account value and the death benefit immediately prior to the withdrawal, and (b) is the net contributions as adjusted by any prior withdrawals (for Accumulator® PlusSM contracts, credit amounts are not included in ‘‘net contributions’’); and (ii) ‘‘Death benefit’’ is equal to the greater of the account value as of the date we receive satisfactory proof of death or any applicable Guaranteed minimum death benefit as of the date of death.

For Accumulator® PlusSM contracts, for purposes of calculating your Earnings enhancement benefit, if any contributions are made in the one-year period prior to death of the owner (or older joint owner, if applicable), the account value will not include any credits applied in the one-year period prior to death.

If the owner (or older joint owner, if applicable) is age 71 through 75 when we issue your contract (or if the spouse beneficiary or younger spouse joint owner is between the ages of 71 and 75 when he or she becomes the successor owner and the Earnings enhancement benefit had been elected at issue), the additional death benefit will be 25% of:

the greater of:

•	the account value, or

•	any applicable death benefit

decreased by:

•	total net contributions.

The value of the Earnings enhancement benefit is frozen on the first contract date anniversary after the owner (or older joint owner, if applicable) turns age 80, except that the benefit will be reduced for withdrawals on a pro rata basis. Reduction on a pro rata basis means that we calculate the percentage of the current account value that is being withdrawn and we reduce the benefit by that percentage. For example, if the account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your account value. If the benefit is $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 × .40) and the benefit after the withdrawal would be $24,000 ($40,000 – $16,000).

For an example of how the Earnings enhancement death benefit is calculated, please see Appendix VI.

Although the value of your Earnings enhancement benefit will no longer increase after age 80, we will continue to deduct the charge for this benefit as long as it remains in effect.

For contracts continued under Spousal continuation, upon the death of the spouse (or older spouse, in the case of jointly owned contracts), the account value will be increased by the value of the Earnings enhancement benefit as of the date we receive due proof of death. The benefit will then be based on the age of the surviving spouse as of the date of the deceased spouse’s death for the remainder of the contract. If the surviving spouse is age 76 or older, the benefit will terminate and the charge will no longer be in effect. The spouse may also take the death benefit (increased by the Earnings enhancement benefit) in a lump sum. See ‘‘Spousal continuation’’ in ‘‘Payment of death benefit’’ later in this Prospectus for more information.

The Earnings enhancement benefit must be elected when the contract is first issued: neither the owner nor the successor owner can add it after the contract has been issued. Ask your financial professional or see Appendix VII later in this Prospectus to see if this feature is available in your state.

You may have been the recipient of an offer that provided for an increase in your account value in return for terminating your Earnings enhancement benefit. If you accepted such an offer, your Earnings enhancement benefit has been replaced with the return of account value death benefit. If you did not accept an offer, your Earnings enhancement

40

benefit is still in effect. See “Guaranteed benefit offers” later in this section for more information.

Guaranteed withdrawal benefit for life (‘‘GWBL’’)

For an additional charge, the Guaranteed withdrawal benefit for life (‘‘GWBL’’) guarantees that you can take withdrawals up to a maximum amount per year (your ‘‘Guaranteed annual withdrawal amount’’). GWBL is only available at issue. This benefit is not available at issue ages younger than 45. GWBL is not available if you have elected the Guaranteed minimum income benefit, the Earnings enhancement benefit or one of our Principal guarantee benefits, described later in this Prospectus. You may elect one of our automated payment plans or you may take partial withdrawals. All withdrawals reduce your account value and Guaranteed minimum death benefit. See ‘‘Accessing your money’’ later in this Prospectus. Your investment options will be limited to the guaranteed interest option, the account for special dollar cost averaging (for Accumulator® and Accumulator® EliteSM contracts) or the account for special money market dollar cost averaging (for Accumulator® PlusSM and Accumulator® SelectSM contracts) and the permitted variable investment options. Our general dollar cost averaging program is not available if you elect the GWBL, but the investment simplifier program is available if you elect the GWBL. See ‘‘What are your investment options under the contract?’’ earlier in this section.

You may buy this benefit on a single life (‘‘Single life’’) or a joint life (‘‘Joint life’’) basis. Under a Joint life contract, lifetime withdrawals are guaranteed for the life of both the owner and successor owner.

For Joint life contracts, a successor owner may be named at contract issue only. The successor owner must be the owner’s spouse. If you and the successor owner are no longer married, you may either: (i) drop the original successor owner or (ii) replace the original successor owner with your new spouse. This can only be done before the first withdrawal is made from the contract. After the first withdrawal, the successor owner can be dropped but cannot be replaced. If the successor owner is dropped after withdrawals begin, the charge will continue based on a Joint life basis. For NQ contracts, you have the option to designate the successor owner as a joint owner.

For Joint life contracts owned by a non-natural owner, a joint annuitant may be named at contract issue only. The annuitant and joint annuitant must be spouses. If the annuitant and joint annuitant are no longer married, you may either: (i) drop the joint annuitant or (ii) replace the original joint annuitant with the annuitant’s new spouse. This can only be done before the first withdrawal. After the first withdrawal, the joint annuitant may be dropped but cannot be replaced. If the joint annuitant is dropped after withdrawals begin, the charge continues based on a Joint life basis.

Joint life QP and TSA contracts are not permitted in connection with the benefit. This benefit is not available under an Inherited IRA contract. If you are using your Accumulator® or Accumulator® EliteSM contract to fund a charitable remainder trust, you will have to take certain distribution amounts. You should consider split-funding so that those distributions do not adversely impact your guaranteed withdrawal benefit for life. See ‘‘Owner and annuitant requirements’’ earlier in this section.

The charge for the GWBL benefit will be deducted from your account value on each contract date anniversary. Please see ‘‘Guaranteed withdrawal benefit for life benefit charge’’ in ‘‘Charges and expenses’’ later in this Prospectus for a description of the charge.

You should not purchase this benefit if:

•

You plan to take withdrawals in excess of your Guaranteed annual withdrawal amount because those withdrawals may significantly reduce or eliminate the value of the benefit (see ‘‘Effect of Excess withdrawals’’ below in this section);

•	You are not interested in taking withdrawals prior to the contract’s maturity date;

•	You are using the contract to fund a Rollover TSA or QP contract where withdrawal restrictions will apply; or

•

You plan to use it for withdrawals prior to age 59 1/2, as the taxable amount of the withdrawal will be includible in income and subject to an additional 10% federal income tax penalty, as discussed later in this Prospectus.

For traditional IRAs, TSA and QP contracts, you may take your lifetime required minimum distributions (‘‘RMDs’’) without losing the value of the GWBL benefit, provided you comply with the conditions described under ‘‘Lifetime required minimum distribution withdrawals’’ in ‘‘Accessing your money’’ later in this Prospectus, including utilizing our Automatic RMD service. If you do not expect to comply with these conditions, this benefit may have limited usefulness for you and you should consider whether it is appropriate. Please consult your tax adviser.

From time to time, we may offer you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits. See “Guaranteed benefit offers” later in this section for more information.

If you previously accepted an offer to terminate a guaranteed benefit, you no longer have an enhanced or the standard death benefit. Please refer to the terms of your offer for information about your remaining death benefit.

GWBL benefit base

At issue, your GWBL benefit base is equal to your initial contribution and will increase or decrease, as follows:

•	Your GWBL benefit base increases by any subsequent contributions.

•	Your GWBL benefit base may be increased on each contract date anniversary, as described below under ‘‘Annual Ratchet’’ and ‘‘7% deferral bonus.’’

41

•	Your GWBL benefit base may be increased by the 200% Initial GWBL benefit base guarantee, as described later in this section.

•

Your GWBL benefit base is not reduced by withdrawals except those withdrawals that cause total withdrawals in a contract year to exceed your Guaranteed annual withdrawal amount (‘‘Excess withdrawal’’). See ‘‘Effect of Excess withdrawals’’ below in this section.

Guaranteed annual withdrawal amount

Your initial Guaranteed annual withdrawal amount is equal to a percentage of the GWBL benefit base. The initial applicable percentage (‘‘Applicable percentage’’) is based on the owner’s age at the time of the first withdrawal. For Joint life contracts, the initial Applicable percentage is based on the age of the younger owner or successor owner at the time of the first withdrawal. If your GWBL benefit base ratchets, as described below in this section under ‘‘Annual ratchet,’’ on any contract date anniversary after you begin taking withdrawals, your Applicable percentage may increase based on your attained age at the time of the ratchet. The Applicable percentages are as follows:

Age	Applicable percentage
45-59	4.0%
60-75	5.0%
76-85	6.0%
86 and older	7.0%

We will recalculate the Guaranteed annual withdrawal amount on each contract date anniversary and as of the date of any subsequent contribution or Excess withdrawal, as described below under ‘‘Effect of Excess withdrawals’’ and ‘‘Subsequent contributions.’’ The withdrawal amount is guaranteed never to decrease as long as there are no Excess withdrawals.

Your Guaranteed annual withdrawals are not cumulative. If you withdraw less than the Guaranteed annual withdrawal amount in any contract year, you may not add the remainder to your Guaranteed annual withdrawal amount in any subsequent year.

The withdrawal charge, if applicable under your Accumulator® Series contract, is waived for withdrawals up to the Guaranteed annual withdrawal amount, but all withdrawals are counted toward your free withdrawal amount. See ‘‘Withdrawal charge’’ in ‘‘Charges and expenses’’ later in this Prospectus.

Effect of Excess withdrawals

An Excess withdrawal is caused when you withdraw more than your Guaranteed annual withdrawal amount in any contract year. Once a withdrawal causes cumulative withdrawals in a contract year to exceed your Guaranteed annual withdrawal amount, the entire amount of that withdrawal and each subsequent withdrawal in that contract year are considered Excess withdrawals.

An Excess withdrawal can cause a significant reduction in both your GWBL benefit base and your Guaranteed annual withdrawal amount. If you make an Excess withdrawal, we will recalculate your GWBL benefit base and the Guaranteed annual withdrawal amount, as follows:

•

The GWBL benefit base is reset as of the date of the Excess withdrawal to equal the lesser of: (i) the GWBL benefit base immediately prior to the Excess withdrawal and (ii) the account value immediately following the Excess withdrawal.

•	The Guaranteed annual withdrawal amount is recalculated to equal the Applicable percentage multiplied by the reset GWBL benefit base.

You should not purchase the contract if you plan to take withdrawals in excess of your Guaranteed annual withdrawal amount as such withdrawals may significantly reduce or eliminate the value of the GWBL benefit. If your account value is less than your GWBL benefit base (due, for example, to negative market performance), an Excess withdrawal, even one that is only slightly more than your Guaranteed annual withdrawal amount, can significantly reduce your GWBL benefit base and the Guaranteed annual withdrawal amount.

For example, assume your GWBL benefit base is $100,000 and your account value is $80,000 when you decide to begin taking withdrawals at age 65. Your Guaranteed annual withdrawal amount is equal to $5,000 (5.0% of $100,000). You take an initial withdrawal of $8,000. Since your GWBL benefit base is immediately reset to equal the lesser of your GWBL benefit base prior to the Excess withdrawal ($100,000) and your account value immediately following the Excess withdrawal ($80,000 minus $8,000), your GWBL benefit base is now $72,000. In addition, your Guaranteed annual withdrawal amount is reduced to $3,600 (5.0% of $72,000), instead of the original $5,000. See ‘‘How withdrawals affect your GWBL and GWBL Guaranteed minimum death benefit’’ in ‘‘Accessing your money’’ later in this Prospectus.

Withdrawal charges, if applicable under your Accumulator® Series contract, are applied to the amount of the withdrawal that exceeds the greater of (i) the Guaranteed annual withdrawal amount or (ii) the 10% free withdrawal amount. A withdrawal charge would not be applied in the example above since the $8,000 withdrawal (equal to 10% of the contract’s account value as of the beginning of the contract year) falls within the 10% free withdrawal amount. Under the example above, additional withdrawals during the same contract year could result in a further reduction of the GWBL benefit base and the Guaranteed annual withdrawal amount, as well as an application of withdrawal charges, if applicable. See ‘‘Withdrawal charge’’ in ‘‘Charges and expenses’’ later in this Prospectus.

You should note that an Excess withdrawal that reduces your account value to zero terminates the contract, including all benefits, without value. See ‘‘Effect of your account value falling to zero’’ later in this section.

42

In general, if you purchase the contract as a traditional IRA, QP or TSA and participate in our Automatic RMD service, an automatic withdrawal under that program will not cause an Excess withdrawal, even if it exceeds your Guaranteed annual withdrawal amount. For more information, see ‘‘Lifetime required minimum distribution withdrawals’’ in ‘‘Accessing your money’’ later in this Prospectus. Loans are not available under Rollover TSA contracts if GWBL is elected.

Annual Ratchet

Your GWBL benefit base is recalculated on each contract date anniversary to equal the greater of: (i) the account value and (ii) the most recent GWBL benefit base. If your account value is greater, we will ratchet up your GWBL benefit base to equal your account value. If your GWBL benefit base ratchets on any contract date anniversary after you begin taking withdrawals, your Applicable percentage may increase based on your attained age at the time of the ratchet. Your Guaranteed annual withdrawal amount will also be increased, if applicable, to equal your Applicable percentage times your new GWBL benefit base.

If your GWBL benefit base ratchets, we will increase the charge for the benefit to the maximum charge permitted under the contract. Once we increase the charge, it is increased for the life of the contract. We will permit you to opt out of the ratchet if the charge increases. If you choose to opt out, your charge will stay the same but your GWBL benefit base will no longer ratchet. Upon request, we will permit you to accept a GWBL benefit base ratchet with the charge increase on a subsequent contract date anniversary. For a description of the charge increase, see ‘‘Guaranteed withdrawal benefit for life benefit charge’’ in ‘‘Charges and expenses’’ later in this Prospectus.

7% deferral bonus

At no additional charge, in each contract year in which you have not taken a withdrawal, we will increase your GWBL benefit base by an amount equal to 7% of your total contributions. This 7% deferral bonus is applicable for the life of the contract, subject to certain restrictions.

We will apply the 7% deferral bonus to your GWBL benefit base on each contract date anniversary until you make a withdrawal from your contract. In a contract year following an Annual Ratchet (described above), the deferral bonus will be applied to your GWBL benefit base on each contract date anniversary until you make a withdrawal. However, no deferral bonus is applied on a contract date anniversary on which an Annual Ratchet occurs.

Once you make a withdrawal, we will not apply the deferral bonus in future years unless you meet one of the exceptions that would allow you to continue to receive the deferral bonus. Those exceptions are described as follows:

•

You are eligible to receive the 7% deferral bonus for any of your first ten contract years that you have not taken a withdrawal, even if you had taken a withdrawal in a prior year. For example, if you take your first withdrawal in the second contract year, you are still eligible to receive the deferral bonus in contract years three through ten. The deferral bonus is not applied in the contract year in which a withdrawal was made.

•

You are eligible to receive the 7% deferral bonus to your GWBL Benefit Base on a contract date anniversary during the ten years following an Annual Ratchet, as long as no withdrawal is made in the same contract year. If a withdrawal is made during this ten-year period, no deferral bonus is applied in the contract year in which the withdrawal was made.

If the Annual Ratchet occurs on any contract date anniversary, for the next and subsequent contract years, the deferral bonus will be 7% of the most recent ratcheted GWBL benefit base, plus any subsequent contributions. If the GWBL benefit base is reduced due to an Excess withdrawal, the 7% deferral bonus will be calculated using the reset GWBL benefit base, plus any applicable contributions. The 7% deferral bonus generally excludes contributions made in the prior 12 months. In the first contract year, the deferral bonus is determined using all contributions received in the first 90 days of the contract year.

On any contract date anniversary on which you are eligible for a 7% deferral bonus, we will calculate the applicable bonus amount. If, when added to the current GWBL benefit base, the amount is greater than your account value, that amount will become your new GWBL benefit base but, as this adjustment is the result of the 7% deferral bonus rather than the Annual Ratchet, a new ten-year period, as described above, is not started by this adjustment to the GWBL benefit base. If that amount is less than or equal to your account value, your GWBL benefit base will be ratcheted to equal your account value, and the 7% deferral bonus will not apply. If you opt out of the Annual Ratchet (as discussed immediately above), the 7% deferral bonus will still apply.

Maturity date.  The last deferral bonus will be applicable on the contract’s maturity date. (See ‘‘Annuity maturity date’’ under ‘‘Accessing your money’’ later in this Prospectus.)

200% Initial GWBL Benefit base guarantee

If you have not taken a withdrawal from the contract before the later of (i) the tenth contract date anniversary, or (ii) the contract date anniversary following the owner’s (or younger joint life’s) attained age 70, the GWBL Benefit base will be increased to equal 200% of contributions made to the contract during the first 90 days, plus 100% of any subsequent contributions received after the first 90 days. There will be no increase if your GWBL benefit base already exceeds this initial GWBL Benefit base guarantee. This is the only time that this special increase to the GWBL Benefit base is available. However, you will continue to be eligible for the 7% deferral bonuses following this onetime increase.

Subsequent contributions

Subsequent contributions are not permitted after the later of: (i) the end of the first contract year and (ii) the date the first withdrawal is taken.

43

Anytime you make an additional contribution, your GWBL benefit base will be increased by the amount of the contribution. Your Guaranteed annual withdrawal amount will be equal to the Applicable percentage of the increased GWBL benefit base.

GWBL Guaranteed minimum death benefit

There are two guaranteed minimum death benefits available if you elect the GWBL option: (i) the GWBL Standard death benefit, which is available at no additional charge for owner issue ages 45-85 (issue ages 45-80 for Accumulator® PlusSM contracts), and (ii) the GWBL Enhanced death benefit, which is available for an additional charge for owner issue ages 45-75. Please see Appendix VII later in this Prospectus to see if these guaranteed death benefits are available in your state.

The GWBL Standard death benefit is equal to the GWBL Standard death benefit base. The GWBL Standard death benefit base is equal to your initial contribution and any additional contributions less a deduction that reflects any withdrawals you make (see ‘‘How withdrawals affect your GWBL and GWBL Guaranteed minimum death benefit’’ in ‘‘Accessing your money’’ later in this Prospectus).

The GWBL Enhanced death benefit is equal to the GWBL Enhanced death benefit base.

Your initial GWBL Enhanced death benefit base is equal to your initial contribution and will increase or decrease, as follows:

•	Your GWBL Enhanced death benefit base increases by any subsequent contribution;

•	Your GWBL Enhanced death benefit base increases to equal your account value if your GWBL benefit base is ratcheted, as described above in this section;

•	Your GWBL Enhanced death benefit base increases by any 7% deferral bonus, as described above in this section;

•	Your GWBL Enhanced death benefit base increases by the onetime 200% Initial GWBL Benefit base guarantee, if applicable; and

•	Your GWBL Enhanced death benefit base decreases by an amount which reflects any withdrawals you make.

See ‘‘How withdrawals affect your GWBL and GWBL Guaranteed minimum death benefit’’ in ‘‘Accessing your money’’ later in this Prospectus.

The death benefit is equal to your account value (without adjustment for any otherwise applicable market value adjustment but adjusted for any pro rata optional benefit charges) as of the date we receive satisfactory proof of death, any required instructions for method of payment, information and forms necessary to effect payment or the applicable GWBL Guaranteed minimum death benefit on the date of the owner’s death (adjusted for any subsequent withdrawals and associated withdrawal charges, if applicable), whichever provides a higher amount. For more information, see ‘‘Withdrawal charge’’ in ‘‘Charges and expenses’’ later in this Prospectus.

Effect of your account value falling to zero

If your account value falls to zero due to an Excess withdrawal, we will terminate your contract and you will receive no further payments or benefits. If an Excess withdrawal results in a withdrawal that equals more than 90% of your cash value or reduces your cash value to less than $500, we will treat your request as a surrender of your contract even if your GWBL benefit base is greater than zero.

However, if your account value falls to zero, either due to a withdrawal or surrender that is not an Excess withdrawal or due to a deduction of charges, please note the following:

•

Your Accumulator® Series contract terminates and you will receive a supplementary life annuity contract setting forth your continuing benefits. The owner of the Accumulator® Series contract will be the owner and annuitant. The successor owner, if applicable, will be the joint annuitant. If the owner is non-natural, the annuitant and joint annuitant, if applicable, will be the same as under your Accumulator® Series contract.

•	No subsequent contributions will be permitted.

•	If you were taking withdrawals through the ‘‘Maximum payment plan,’’ we will continue the scheduled withdrawal payments on the same basis.

•

If you were taking withdrawals through the ‘‘Customized payment plan’’ or in unscheduled partial withdrawals, we will pay the balance of the Guaranteed annual withdrawal amount for that contract year in a lump sum. Payment of the Guaranteed annual withdrawal amount will begin on the next contract date anniversary.

•	Payments will continue at the same frequency for Single or Joint life contracts, as applicable, or annually if automatic payments were not being made.

•

Any guaranteed minimum death benefit remaining under the original contract will be carried over to the supplementary life annuity contract. The death benefit will no longer grow and will be reduced on a dollar-for-dollar basis as payments are made. If there is any remaining death benefit upon the death of the owner and successor owner, if applicable, we will pay it to the beneficiary.

•	The charge for the Guaranteed withdrawal benefit for life and the GWBL Enhanced death benefit will no longer apply.

•	If at the time of your death the Guaranteed annual withdrawal amount was being paid to you as a supplementary life annuity contract, your beneficiary may not elect the Beneficiary continuation option.

Other important considerations

•	This benefit is not appropriate if you do not intend to take withdrawals prior to annuitization.

•	Amounts withdrawn in excess of your Guaranteed annual withdrawal amount may be subject to a withdrawal

44

charge, if applicable under your Accumulator® Series contract, as described in ‘‘Charges and expenses’’ later in the Prospectus. In addition, all withdrawals count toward your free withdrawal amount for that contract year. Excess withdrawals can significantly reduce or completely eliminate the value of the GWBL and GWBL Enhanced death benefit. See ‘‘Effect of Excess withdrawals’’ above in this section and ‘‘How withdrawals affect your GWBL and GWBL Guaranteed minimum death benefit’’ in ‘‘Accessing your money’’ later in this Prospectus.

•

Withdrawals are not considered as annuity payments for tax purposes, and may be subject to an additional 10% Federal income tax penalty if they are taken before age 59 1/2. See ‘‘Tax information’’ later in this Prospectus.

•

All withdrawals reduce your account value and Guaranteed minimum death benefit. See ‘‘How withdrawals are taken from your account value’’ and ‘‘How withdrawals affect your Guaranteed minimum death benefit’’ in ‘‘Accessing your money’’ later in this Prospectus.

•	If you withdraw less than the Guaranteed annual withdrawal amount in any contract year, you may not add the remainder to your Guaranteed annual withdrawal amount in any subsequent year.

•	The GWBL benefit terminates if the contract is continued under the beneficiary continuation option or under the Spousal continuation feature if the spouse is not the successor owner.

•

If you surrender your contract to receive its cash value and your cash value is greater than your Guaranteed annual withdrawal amount, all benefits under the contract will terminate, including the GWBL benefit.

•

If you transfer ownership of the contract, you terminate the GWBL benefit. See ‘‘Transfers of ownership, collateral assignments, loans and borrowing’’ in ‘‘More information’’ later in this Prospectus for more information.

•	Withdrawals are available under other annuity contracts we offer and the contract without purchasing a withdrawal benefit.

•

For IRA, QP and TSA contracts, if you have to take a required minimum distribution (‘‘RMD’’) and it is your first withdrawal under the contract, the RMD will be considered your ‘‘first withdrawal’’ for the purposes of establishing your GWBL Applicable percentage.

•

If you elect GWBL on a Joint life basis and subsequently get divorced, your divorce will not automatically terminate the contract. For both Joint life and Single life contracts, it is possible that the terms of your divorce decree could significantly reduce or completely eliminate the value of this benefit. Any withdrawal made for the purpose of creating another contract for your ex-spouse will reduce the benefit base(s) as described in ‘‘How withdrawals affect your GWBL and GWBL Guaranteed minimum death benefit’’ later in this Prospectus, even if pursuant to a divorce decree.

•

Before you name a beneficiary and if you are considering whether your joint owner/annuitant or beneficiary is treated as your spouse, please be advised that civil union partners and domestic partners are not treated as spouses for federal purposes; in the event of a conflict between state and federal law we follow federal law in the determination of spousal status. See “Payment of Death Benefit” under “Spousal continuation” later in this prospectus.

Principal guarantee benefits

We offer two 10-year Principal guarantee benefits at an additional charge: the 100% Principal guarantee benefit and the 125% Principal guarantee benefit. You may only elect one Principal guarantee benefit (‘‘PGB’’).

100% Principal guarantee benefit.  The guaranteed amount under the 100% Principal guarantee benefit is equal to your initial contribution and additional permitted contributions, adjusted for withdrawals. For Accumulator® PlusSM contracts, the guaranteed amount does not include any credits allocated to your contract.

Under the 100% Principal guarantee benefit, your investment options are limited to the guaranteed interest option, the account for special dollar cost averaging (for Accumulator® and Accumulator® EliteSM contracts) or the account for special money market dollar cost averaging (for Accumulator® PlusSM and Accumulator® SelectSM contracts) and the permitted variable investment options. See ‘‘What are your investment options under the contract?’’ earlier in this section.

125% Principal guarantee benefit. The guaranteed amount under the 125% Principal guarantee benefit is equal to 125% of your initial contribution and additional permitted contributions, adjusted for withdrawals. For Accumulator® PlusSM contracts, the guaranteed amount does not include any credits allocated to your contract.

Under the 125% Principal guarantee benefit, your investment options are limited to the guaranteed interest option, the account for special dollar cost averaging (for Accumulator® and Accumulator® EliteSM contracts) or the account for special money market dollar cost averaging (for Accumulator® PlusSM and Accumulator® SelectSM contracts), the EQ/AB Short Duration Government Bond Portfolio, the EQ/Moderate Allocation Portfolio and the EQ/Equity 500 Index Portfolio.

Under both Principal guarantee benefits, if, on the 10th contract date anniversary (or later if you’ve exercised a reset as explained below) (‘‘benefit maturity date’’), your account value is less than the guaranteed amount, we will increase your account value to equal the applicable guaranteed amount. Any such additional amounts added to your account value will be allocated pursuant to the allocation instructions for additional contributions we have on file. After the benefit maturity date, the guarantee will terminate.

You have the option to reset (within 30 days following each applicable contract date anniversary) the guaranteed

45

amount to the account value or 125% of the account value, as applicable, as of your fifth and later contract date anniversaries. If you exercise this option, you are eligible for another reset on each fifth and later contract date anniversary after the last reset up to the contract date anniversary following an owner’s 85th birthday (an owner’s 80th birthday under Accumulator® PlusSM contracts). If you elect to reset the guaranteed amount, your benefit maturity date will be extended to be the 10th contract date anniversary after the anniversary on which you reset the guaranteed amount. This extension applies each time you reset the guaranteed amount.

Neither PGB is available under Inherited IRA, Flexible Premium IRA and Flexible Premium Roth IRA contracts. If you elect either PGB, you may not elect the Guaranteed minimum income benefit, the Guaranteed withdrawal benefit for life, the systematic withdrawals option or the substantially equal withdrawals option. If you purchase a PGB, you may not make additional contributions to your contract after six months from the contract issue date.

If you are using your Accumulator® or Accumulator® EliteSM contract to fund a charitable remainder trust, you will have to take certain distribution amounts. You should consider split-funding so that those distributions do not adversely impact your Principal guarantee benefit. See ‘‘Owner and annuitant requirements’’ earlier in this section.

If you are planning to take required minimum distributions from the contract, this benefit may not be appropriate. See ‘‘Tax information’’ later in this Prospectus. If you elect a PGB and change ownership of the contract, your PGB will automatically terminate, except under certain circumstances. See ‘‘Transfers of ownership, collateral assignments, loans and borrowing’’ in ‘‘More information’’ later in this Prospectus for more information.

Once you purchase a PGB, you may not voluntarily terminate this benefit. Your PGB will terminate if the contract terminates before the benefit maturity date, as defined below. If you die before the benefit maturity date and the contract continues, we will continue the PGB only if the contract can continue through the benefit maturity date. If the contract cannot so continue, we will terminate your PGB and the charge. See ‘‘Non-spousal joint owner contract continuation’’ in ‘‘Payment of death benefit’’ later in this Prospectus. The PGB will terminate upon the exercise of the beneficiary continuation option. See ‘‘Payment of death benefit’’ later in this Prospectus for more information about the continuation of the contract after the death of the owner and/or the annuitant.

There is a charge for the Principal guarantee benefits (see ‘‘Charges and expenses’’ later in this Prospectus). You should note that the purchase of a PGB is not appropriate if you want to make additional contributions to your contract beyond the first six months after your contract is issued.

The purchase of a PGB is also not appropriate if you plan on terminating your contract before the benefit maturity date.

The purchase of a PGB may not be appropriate if you plan on taking withdrawals from your contract before the benefit maturity date. Withdrawals from your contract before the benefit maturity date reduce the guaranteed amount under a PGB on a pro rata basis. You should also note that if you intend to allocate a large percentage of your contributions to the guaranteed interest option, the purchase of a PGB may not be appropriate because of the guarantees already provided by this option at no additional charge. Please note that loans (applicable to TSA contracts only) are not permitted under either PGB.

From time to time, we may offer you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits. See “Guaranteed benefit offers” later in this section for more information.

If you previously accepted an offer to terminate a guaranteed benefit, you no longer have an enhanced or the standard death benefit. Please refer to the terms of your offer for information about your remaining death benefit.

Guaranteed benefit offers

From time to time, we may offer you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits. Previously, we made offers to groups of contract owners that provided for an increase in account value in return for terminating their guaranteed death or income benefits. In the future, we may make additional offers to these and other groups of contract owners.

When we make an offer, we may vary the offer amount, up or down, among the same group of contract owners based on certain criteria such as account value, the difference between account value and any applicable benefit base, investment allocations and the amount and type of withdrawals taken. For example, for guaranteed benefits that have benefit bases that can be reduced on either a pro rata or dollar-for-dollar basis, depending on the amount of withdrawals taken, we may consider whether you have taken any withdrawal that has caused a pro rata reduction in your benefit base, as opposed to a dollar-for-dollar reduction. Also, we may increase or decrease offer amounts from offer to offer. In other words, we may make an offer to a group of contract owners based on an offer amount, and, in the future, make another offer based on a higher or lower offer amount to the remaining contract owners in the same group.

If you accept an offer that requires you to terminate a guaranteed benefit, we will no longer charge you for it, and you will not be eligible for any future offers related to that type of guaranteed benefit, even if such future offer would have included a greater offer amount or different payment or incentive.

If you accepted an offer to convert your Guaranteed minimum income benefit into the New Guaranteed withdrawal benefit for life (New GWBL), see Appendix XII for more information about the New GWBL and the Modified Death Benefit.

46

Guaranteed benefit lump sum payment option

The Guaranteed Benefit Lump Sum Payment option is currently available under the following limited circumstances.

(1)

If you elected a Guaranteed minimum income benefit (“GMIB”), and the no-lapse guarantee is in effect and your account value falls to zero, either due to a withdrawal that is not an Excess withdrawal or due to a deduction of charges;

or

(2)

If you elected a Guaranteed withdrawal benefit for life (“GWBL”) or elected a GMIB that converted to a GWBL, and your account value falls to zero, either due to a withdrawal or surrender that is not an Excess withdrawal or due to a deduction of charges.

We reserve the right to terminate the availability of this option at any time. This option is not available under Rollover TSA contracts.

If your account value falls to zero, as described above, 1-2 business days thereafter we will send you a letter which will describe the options available to you, including the Guaranteed Benefit Lump Sum Payment option to make your election. In addition, the letter will include the following information:

1.	The Guaranteed Benefit Lump Sum offer is optional;

2.	If no action is taken, you will receive the stream of payments as promised under your contract;

3.	The amount and frequency of the stream of payments based on a single life annuity for GMIB or on the annuity option elected and applicable withdrawal rate for GWBL;

4.	The amount you would receive if you elect the Guaranteed Benefit Lump Sum offer;

5.	That the amount of the Guaranteed Benefit Lump Sum offer is less than the present value of the stream of payments;

6.	A description of the factors you should consider before accepting the Guaranteed Benefit Lump Sum offer;

7.	The reason we are making the Guaranteed Benefit Lump Sum offer; and

8.	That you may elect to receive a reduced series of income payments based on joint lives and can contact the customer services group to obtain the amount of a joint life annuity.

You will have no less than 30 days from the day your account value falls to zero to elect an option. If you elect the Guaranteed Benefit Lump Sum Payment option, you will receive the lump sum amount in a single payment.

If you elect the Guaranteed Benefit Lump Sum Payment, your contract and optional benefits will terminate, including any guaranteed minimum death benefit. If you do not make an election, we will automatically exercise your GMIB by issuing a supplementary annuity contract using the default option described in your contract. In the case of the GWBL, we will issue you a supplementary life annuity contract and any of the applicable benefits will continue.

We will determine the Guaranteed Benefit Lump Sum Payment amount as of the day your account value fell to zero. The amount of a Guaranteed Benefit Lump Sum Payment will vary based on the factors described below.

We first determine the contract reserves attributable to your contract using standard actuarial calculations, which is a conservative measurement of present value. In general, the contract reserve is the present value of future benefit payments. In determining your contract reserve, we take into account the following factors:

•	The owner/annuitant’s life expectancy (based on gender and age);

•	The current annual payment for the GMIB, adjusted for any outstanding withdrawal charge or, in the case of the GWBL, the guaranteed annual withdrawal amount, in the form of a single life annuity;

•	The interest rate at the time your account value fell to zero; and

•	Any remaining guaranteed minimum death benefit under the GWBL feature.

The Guaranteed Benefit Lump Sum Payment is calculated based on a percentage of the contract reserve based on certain factors including, but not limited to, the current interest rate environment and GMIB utilization rates. We will use the percentage that is in effect at the time of your election. The percentage will range from 50% to 90% of the contract reserve. If your account value falls to zero, as described above, we will notify you then of the current percentage when we send you the letter describing the options available to you. If you have the GMIB, your payment will be reduced, as applicable, by any annual payments made since your account value fell to zero. If you have the GWBL, your payment will be reduced, as applicable, by any GWBL withdrawals made under a Customized payment plan or Maximum payment plan since your account value fell to zero. For information on how the Guaranteed Benefit Lump Sum Payment option works under certain hypothetical circumstances, please see Appendix XI.

In the event your account falls to zero, as described above, you should evaluate this payment option carefully. If you elect the Guaranteed Benefit Lump Sum Payment option, you would no longer have the ability to receive periodic cash payments over your lifetime under the GMIB and/or the opportunity to take certain guaranteed withdrawals and keep any level of guaranteed death benefit under the GWBL. When you purchased your contract you made a determination that the lifetime income stream available under the GMIB or the GWBL was

47

important to you based on your personal circumstances. When considering this payment option, you should consider whether you still need the benefits of an ongoing lifetime income stream, given your personal and financial circumstances.

In addition, you should consider the following factors:

•	Whether, given your state of health, you believe you are likely to live to enjoy the future income benefits provided by the GMIB or the GWBL;

•

If you have the GWBL, whether it is important for you to leave a minimum death benefit to your beneficiaries as the election of the guaranteed lump sum option will terminate any guaranteed minimum death benefit, if still in effect; and

•

Whether a lump sum payment (which may be up to 50% less than the present value of the future stream of payments) is more important to you than a future stream of payments. See Hypothetical Illustration in Appendix XI.

•	Whether there are differences in tax consequences for taking a lump sum as opposed to receiving annuity payments.

In considering the factors above, and any other factors you believe are relevant, you may wish to consult with your financial professional or other advisor.

We believe that offering this payment option could be mutually beneficial to both us and to contract owners whose financial circumstances may have changed since they purchased the contract. If you elect the Guaranteed Benefit Lump Sum Payment option, you would immediately receive a lump sum payment rather than a stream of future payments over your lifetime. We would gain a financial benefit because we anticipate that providing a lump sum payment to you will be less costly to us than paying you periodic cash payments during your lifetime. The lump sum payment option may not be beneficial for everyone.

If you elect the Guaranteed Benefit Lump Sum Payment option it will be treated as a surrender of the contract and may be taxable and subject to tax penalties. For information on tax consequences, please see the section entitled “Tax information” in the Prospectus.

This payment option may not be available in all states. We may, in the future, suspend or terminate this payment option, or offer this payment option on more or less favorable terms upon advance notice to you.

Inherited IRA beneficiary continuation contract

(For Accumulator®, Accumulator® EliteSM and Accumulator® SelectSM contracts only)

This description of the Inherited IRA beneficiary continuation contract describes the contract as in effect prior to legislation enacted at the end of 2019. Legislation enacted at the end of 2019 has changed key aspects of Inherited IRA contracts. After regulatory guidance is issued on this legislation, we anticipate making changes beginning in 2020 to our Inherited IRA contracts to reflect these legislative changes. We may be required in certain cases to pay benefits faster under existing contracts. We may consider limiting the availability of Inherited IRA contracts to new purchasers pending the issuance of further guidance.

The contract is available to an individual beneficiary of a traditional IRA or a Roth IRA where the deceased owner held the individual retirement account or annuity (or Roth individual retirement account or annuity) with an insurance company or financial institution other than the Company. The purpose of the inherited IRA beneficiary continuation contract is to permit the beneficiary to change the funding vehicle that the deceased owner selected (‘‘original IRA’’) while taking the required minimum distribution payments that must be made to the beneficiary after the deceased owner’s death. See the discussion of required minimum distributions under ‘‘Tax information.’’ The contract is intended only for beneficiaries who want to take payments at least annually over their life expectancy. These payments generally must begin (or must have begun) no later than December 31 of the calendar year following the year the deceased owner died. The contract is not suitable for beneficiaries electing the ‘‘5-year rule.’’ See ‘‘Beneficiary continuation option for IRA and Roth IRA contracts’’ under ‘‘Beneficiary continuation option’’ in ‘‘Payment of death benefit’’ later in this Prospectus. You should discuss with your tax adviser your own personal situation. The contract may not be available in all states. Please speak with your financial professional for further information.

The Inherited IRA is also available to non-spousal beneficiaries of deceased plan participants in qualified plans, 403(b) plans and governmental employer 457(b) plans (‘‘Applicable Plan(s)’’). In this discussion, unless otherwise indicated, references to ‘‘deceased owner’’ include ‘‘deceased plan participant’’; references to ‘‘original IRA’’ include ‘‘the deceased plan participant’s interest or benefit under the Applicable Plan’’, and references to ‘‘individual beneficiary of a traditional IRA’’ include ‘‘individual non-spousal beneficiary under an Applicable Plan.’’

The inherited IRA beneficiary continuation contract can only be purchased by a direct transfer of the beneficiary’s interest under the deceased owner’s original IRA. In the case of a non-spousal beneficiary under a deceased plan participant’s Applicable Plan, the Inherited IRA can only be purchased by a direct rollover of the death benefit under the Applicable Plan. The owner of the inherited IRA beneficiary continuation contract is the individual who is the beneficiary of the original IRA. Certain trusts with only individual beneficiaries will be treated as individuals for this purpose. The contract must also contain the name of the deceased owner. In this discussion, ‘‘you’’ refers to the owner of the inherited IRA beneficiary continuation contract.

The inherited IRA beneficiary continuation contract can be purchased whether or not the deceased owner had begun

48

taking required minimum distribution payments during his or her life from the original IRA or whether you had already begun taking required minimum distribution payments of your interest as a beneficiary from the deceased owner’s original IRA. You should discuss with your own tax adviser when payments must begin or must be made.

Under the inherited IRA beneficiary continuation contract:

•

You must receive payments at least annually (but can elect to receive payments monthly or quarterly). Payments are generally made over your life expectancy determined in the calendar year after the deceased owner’s death and determined on a term certain basis.

•

You must receive payments from the contract even if you are receiving payments from another IRA of the deceased owner in an amount that would otherwise satisfy the amount required to be distributed from the contract. However, for certain Inherited IRAs, if you maintain another IRA of the same type (traditional or Roth) of the same deceased owner and you are also taking distributions over your life from that inherited IRA, you may qualify to take an amount from that other inherited IRA which would otherwise satisfy the amount required to be distributed from our Inherited IRA contract. If you choose not to take a payment from your Inherited IRA contract in any year, you must notify us in writing before we make the payment from the Inherited IRA contract, and we will not make any future payment unless you request in writing a reasonable time before we make such payment. If you choose to take a required payment from another inherited IRA, you are responsible for calculating the appropriate amount and reporting it on your income tax return. Please feel free to speak with your financial professional, or call our processing office, if you have any questions.

•

The beneficiary of the original IRA will be the annuitant under the inherited IRA beneficiary continuation contract. In the case where the beneficiary is a ‘‘see-through trust,’’ the oldest beneficiary of the trust will be the annuitant.

•	An inherited IRA beneficiary continuation contract is not available for owners over age 70.

•

The initial contribution must be a direct transfer from the deceased owner’s original IRA and is subject to minimum contribution amounts. See “Rules regarding contributions to your contract” in “Appendix X” for more information.

•

Subsequent contributions of at least $1,000 are permitted but must be direct transfers of your interest as a beneficiary from another IRA with a financial institution other than the Company, where the deceased owner is the same as under the original IRA contract. A non-spousal beneficiary under an Applicable Plan cannot make subsequent contributions to an Inherited IRA contract.

•	You may make transfers among the investment options.
•

You may choose at any time to withdraw all or a portion of the account value. Any partial withdrawal must be at least $300. Withdrawal charges will apply as described in ‘‘Charges and expenses’’ later in this Prospectus. Please note that withdrawal charges do not apply to Accumulator® SelectSM contracts.

•

The Guaranteed minimum income benefit, Spousal continuation, special dollar cost averaging program, special money market dollar cost averaging program, automatic investment program, Principal guarantee benefits, the Guaranteed withdrawal benefit for life and systematic withdrawals are not available under the Inherited IRA beneficiary continuation contract.

•	If you die, we will pay to a beneficiary that you choose the greater of the account value or the applicable death benefit.

•

Upon your death, your beneficiary has the option to continue taking required minimum distributions based on your remaining life expectancy or to receive any remaining interest in the contract in a lump sum. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment. If your beneficiary elects to continue to take distributions, we will increase the account value to equal the applicable death benefit if such death benefit is greater than such account value as of the date we receive satisfactory proof of death and any required instructions, information and forms. Thereafter, withdrawal charges will no longer apply (if applicable under your Accumulator® Series contract). If you had elected any enhanced death benefits, they will no longer be in effect and charges for such benefits will stop. The Guaranteed minimum death benefit will also no longer be in effect.

Your right to cancel within a certain number of days

This is provided for informational purposes only. Since the contracts are no longer available to new purchasers, this cancellation provision is no longer applicable.

If for any reason you are not satisfied with your contract, you may return it to us for a refund. To exercise this cancellation right you must mail the contract, with a signed letter of instruction electing this right, to our processing office within 10 days after you receive it. If state law requires, this ‘‘free look’’ period may be longer. Other state variations may apply. Please contact your financial professional and/or see Appendix VII to find out what applies in your state.

Generally, your refund will equal your account value (less loan reserve account under TSA contracts) under the contract on the day we receive notification of your decision to cancel the contract and will reflect (i) any investment gain or loss in the variable investment options (less the daily charges we deduct), (ii) any guaranteed interest in the guaranteed interest option, (iii) any positive or negative market value

49

adjustments in the fixed maturity options, and (iv) any interest in the account for special dollar cost averaging, through the date we receive your contract. Some states, however, require that we refund the full amount of your contribution (not reflecting (i), (ii), (iii) or (iv) above). For any IRA contract returned to us within seven days after you receive it, we are required to refund the full amount of your contribution. Please note that the account for special dollar cost averaging is available to Accumulator® and Accumulator® EliteSM contract owners only.

For Accumulator® PlusSM contract owners, please note that you will forfeit the credit by exercising this right of cancellation.

We may require that you wait six months before you may apply for a contract with us again if:

•	you cancel your contract during the free look period; or

•	you change your mind before you receive your contract whether we have received your contribution or not.

Please see ‘‘Tax information’’ later in this Prospectus for possible consequences of cancelling your contract.

If you fully convert an existing traditional IRA contract to a Roth Conversion IRA or Flexible Premium Roth IRA contract, you may cancel your Roth Conversion IRA or Flexible Premium Roth IRA contract and return to a Rollover IRA or Flexible Premium IRA contract, whichever applies. Our processing office, or your financial professional, can provide you with the cancellation instructions.

In addition to the cancellation right described above, you have the right to surrender your contract, rather than cancel it. Please see ‘‘Surrendering your contract to receive its cash value,’’ later in this Prospectus. Surrendering your contract may yield results different than canceling your contract, including a greater potential for taxable income. In some cases, your cash value upon surrender may be greater than your contributions to the contract. Please see ‘‘Tax information’’ later in this Prospectus.

50

2. Determining your contract’s value

Your account value and cash value

Your ‘‘account value’’ is the total of the values you have in: (i) the variable investment options; (ii) the guaranteed interest option; (iii) market adjusted amounts in the fixed maturity options; (iv) the account for special dollar cost averaging (applies to Accumulator® and Accumulator® EliteSM contracts only); and (v) the loan reserve account (applies to Rollover TSA contracts only).

Your contract also has a ‘‘cash value.’’ At any time before annuity payments begin, your contract’s cash value is equal to the account value, less: (i) the total amount or a pro rata portion of the annual administrative charge, as well as any optional benefit charges; (ii) any applicable withdrawal charges (not applicable to Accumulator® SelectSM contracts); and (iii) the amount of any outstanding loan plus accrued interest (applicable to Rollover TSA contracts only). Please see ‘‘Surrendering your contract to receive its cash value’’ in ‘‘Accessing your money’’ later in this Prospectus.

Your contract’s value in the variable investment options

Each variable investment option invests in shares of a corresponding Portfolio. Your value in each variable investment option is measured by ‘‘units.’’ The value of your units will increase or decrease as though you had invested it in the corresponding Portfolio’s shares directly. Your value, however, will be reduced by the amount of the fees and charges that we deduct under the contract.

The unit value for each variable investment option depends on the investment performance of that option, less daily charges for:

(i)	mortality and expense risks;

(ii)	administrative expenses; and

(iii)	distribution charges.

On any day, your value in any variable investment option equals the number of units credited to that option, adjusted for any units purchased for or deducted from your contract under that option, multiplied by that day’s value for one unit. The number of your contract units in any variable investment option does not change unless they are:

(i)	increased to reflect additional contributions (plus the credit for Accumulator® PlusSM contracts);

(ii)	decreased to reflect a withdrawal (plus withdrawal charges if applicable under your Accumulator® Series contract);

(iii)	increased to reflect a transfer into, or decreased to reflect a transfer out of, a variable investment option; or
(iv)	increased or decreased to reflect a transfer of your loan amount from or to the loan reserve account under a Rollover TSA contract.

In addition, when we deduct the enhanced death benefit, Guaranteed minimum income benefit, Principal guarantee benefits, Guaranteed withdrawal benefit for life and/or Earnings enhancement benefit charges, the number of units credited to your contract will be reduced. Your units are also reduced when we deduct the annual administrative charge. A description of how unit values are calculated is found in the SAI.

Your contract’s value in the guaranteed interest option

Your value in the guaranteed interest option at any time will equal: your contributions and transfers to that option, plus interest, minus withdrawals out of the option, and charges we deduct.

Your contract’s value in the fixed maturity options

Your value in each fixed maturity option at any time before the maturity date is the market adjusted amount in each option, which reflects withdrawals out of the option and charges we deduct. This is equivalent to your fixed maturity amount increased or decreased by the market value adjustment. Your value, therefore, may be higher or lower than your contributions (less withdrawals) accumulated at the rate to maturity. At the maturity date, your value in the fixed maturity option will equal its maturity value, provided there have been no withdrawals or transfers.

Your contract’s value in the account for special dollar cost averaging

(For Accumulator® and Accumulator® EliteSM contracts only)

Your value in the account for special dollar cost averaging at any time will equal your contribution allocated to that option, plus interest, less the sum of all amounts that have been transferred to the variable investment options you have selected.

Effect of your account value falling to zero

Your account value will fall to zero and your contract will terminate without value if your account value is insufficient to pay any applicable charges when due. Your account value could become insufficient due to withdrawals and/or poor market performance. Upon such termination, you will lose your Guaranteed minimum income benefit, Guaranteed minimum death benefit and any other applicable guaranteed benefits, except as discussed below. If your account value is low, we strongly urge you to contact your financial

51

professional or us to determine the appropriate course of action prior to your next contract date anniversary. Your options may include stopping withdrawals or exercising your Guaranteed minimum income benefit on your next contract date anniversary. If your contract was issued in Florida, you may be able to prevent termination of your contract by making a contribution under certain circumstances. Please call our processing office to determine if this applies to your contract.

As described later in this Prospectus, we deduct guaranteed benefit and annual administrative charges from your account value on your contract date anniversary. If you elected the Guaranteed minimum income benefit, you can only exercise the benefit during the 30 day period following your contract date anniversary. Therefore, if your account value is not sufficient to pay fees on your next contract date anniversary, your contract will be terminated without value and you will not have an opportunity to exercise your Guaranteed minimum income benefit unless the no lapse guarantee provision under your contract is still in effect.

See Appendix VII later in this Prospectus for any state variations with regard to terminating your contract.

Guaranteed minimum income benefit no lapse guarantee.  In certain circumstances, even if your account value falls to zero, your Guaranteed minimum income benefit will still have value. Please see ‘‘Contract features and benefits’’ earlier in this Prospectus for information on this feature.

Principal guarantee benefits.  If you take no withdrawals, and your account value is insufficient to pay charges, we will not terminate your contract if you are participating in a PGB. Your contract will remain in force and we will pay your guaranteed amount at the benefit maturity date.

Guaranteed withdrawal benefit for life.  If you elect the Guaranteed withdrawal benefit for life and your account value falls to zero due to an Excess withdrawal, we will terminate your contract, including any GWBL Enhanced death benefit, and you will receive no payment or supplementary life annuity contract, even if your GWBL benefit base is greater than zero. If, however, your account value falls to zero, either due to a withdrawal or surrender that is not an Excess withdrawal or due to a deduction of charges, the benefit will still have value. See ‘‘Contract features and benefits’’ earlier in this Prospectus.

Termination of your contract

Your contract, including any guaranteed benefits (except as noted below) you have elected, will terminate for any of the following reasons:

•	You surrender your contract. See “Surrendering your contract to receive its cash value” in Accessing your money” for more information.

•	You annuitize your contract, See “Your annuity payout options” in Accessing your money” for more information.
•

Your contract reaches its maturity date, which will never be later than the contract date anniversary following your 95th birthday, at which time the contract must be annuitized or paid out in a lump sum. See “Your Annuity maturity date” in “Accessing your money” later in this Prospectus.

•

Your account value is insufficient to pay any applicable charges when due. See “Effect of your account value falling to zero” earlier in this section for more information (including a description of the circumstances under which your contract may not terminate and/or certain guaranteed benefits will continue to have value even if your account value falls to zero.)

Under certain circumstances, your GWBL and its minimum death benefit will continue even if your contract terminates. See “Guaranteed withdrawal benefit for life (“GWBL”)” in “Contracts features and benefits” earlier in this Prospectus for more information.

52

3. Transferring your money among investment options

Transferring your account value

At any time before the date annuity payments are to begin, you can transfer some or all of your account value among the investment options, subject to the following:

•

You may not transfer any amount to the account for special dollar cost averaging (for Accumulator® and Accumulator® EliteSM contracts) or the account for special money market dollar cost averaging (for Accumulator® PlusSM and Accumulator® SelectSM contracts).

•	You may not transfer to a fixed maturity option that has a rate to maturity of 3%.

•

If an owner or annuitant is age 76-80, you must limit your transfers to fixed maturity options with maturities of seven years or less. If an owner or annuitant is age 81 or older, you must limit your transfers to fixed maturity options of five years or less. Also, the maturity dates may be no later than the date annuity payments are to begin.

•	If you make transfers out of a fixed maturity option other than at its maturity date, the transfer may cause a market value adjustment.

•

For Accumulator® PlusSM, Accumulator® EliteSM and Accumulator® SelectSM contract owners, a transfer into the guaranteed interest option will not be permitted if such transfer would result in more than 25% of the account value being allocated to the guaranteed interest option, based on the account value as of the previous business day.

Some states may have additional transfer restrictions. Please see Appendix VII later in this Prospectus.

In addition, we reserve the right to restrict transfers into and among variable investment options, including limitations on the number, frequency, or dollar amount of transfers. Our current transfer restrictions are set forth in the ‘‘Disruptive transfer activity’’ section below.

We may, at any time, change our transfer rules. We may also, at any time, exercise our right to terminate transfers to any of the variable investment options and to limit the number of variable investment options which you may elect.

The maximum amount that may be transferred from the guaranteed interest option to any investment option (including amounts transferred pursuant to the fixed-dollar option and interest sweep option dollar cost averaging programs described under ‘‘Allocating your contributions’’ in ‘‘Contract features and benefits’’ earlier in this Prospectus) in any contract year is the greatest of:

(a)	25% of the amount you have in the guaranteed interest option on the last day of the prior contract year; or
(b)	the total of all amounts transferred at your request from the guaranteed interest option to any of the investment options in the prior contract year; or

(c)	25% of amounts transferred or allocated to the guaranteed interest option during the current contract year.

From time to time, we may remove the restrictions regarding transferring amounts out of the guaranteed interest option. If we do so, we will tell you. We will also tell you at least 45 days in advance of the day that we intend to reimpose the transfer restrictions. When we reimpose the transfer restrictions, if any dollar cost averaging transfer out of the guaranteed interest option causes a violation of the 25% outbound restriction, that dollar cost averaging program will be terminated for the current contract year. A new dollar cost averaging program can be started in the next or subsequent contract years.

You may request a transfer in writing (using our specific form) through Online Account Access. You must send in all written transfer requests on the specific form we provide directly to our processing office. We will confirm all transfers in writing.

Please see ‘‘Allocating your contributions’’ in ‘‘Contract features and benefits’’ for more information about your role in managing your allocations.

Our administrative procedures for calculating your Roll-Up benefit base following a transfer

As explained under ‘‘6 1/2% (or 6%, if applicable) Roll-Up to age 85 the Greater of 6% Roll-Up to age 85 enhanced death benefit or the Annual Ratchet to age 85 enhanced death benefit, the Greater of 6 1/2 Roll-Up to age 85 enhanced death benefit or the Annual Ratchet to age 85 enhanced death benefit AND for the Guaranteed minimum income benefit)’’ earlier in the Prospectus, the higher Roll-Up rate (6.5% or 6%, or 4% in Washington) applies with respect to most investment options and amounts in the account for special dollar cost averaging (if available), but a lower Roll-Up rate (3%) applies with respect to the EQ/Money Market option (except amounts allocated to the account for special money market dollar cost averaging, if available), the fixed maturity options, the guaranteed interest option and the loan reserve account under Rollover TSA (the ‘‘lower Roll-Up rate options’’). The other investment options, to which the higher rate applies, are referred to as the ‘‘higher Roll-Up rate options’’. For more information about the roll-up rate applicable in Washington, see Appendix VII.

Your Roll-up benefit base is comprised of two segments, representing that portion of your benefit base, if any, that rolls up at 6% or 6 1/2% and the other portion that is rolling up at 3%. If you transfer account value from a 6% or 6 1/2%

53

option to a 3% option, all or a portion of your benefit base will transfer from the 6% or 6 1/2% benefit base segment to the 3% benefit base segment. Similarly, if you transfer account value from a 3% option to a 6% or 6 1/2% option, all or a portion of your benefit base will transfer from the 3% segment to the 6% or 6 1/2% segment. To determine how much to transfer from one Roll-up benefit base segment to the other Roll-up benefit base segment, we use a pro rata calculation.

This means that we calculate the percentage of current account value in the investment options with a 6% or 6 1/2% roll-up rate that is being transferred to an investment option with a 3% roll-up (or vice versa) and transfer the same percentage of the Roll-up benefit base from one segment to the other segment. The effect of a transfer on your benefit base will vary depending on your particular circumstances, but it is important to note that the dollar amount of the transfer between your Roll-up benefit base segments is generally not the same as the dollar amount of the account value transfer.

•

For example, if your account value is $30,000 and has always been invested in 6% or 6 1/2% investment options, and your benefit base is $40,000 and is all rolling up at 6% or 6 1/2% , and you transfer 50% of your account value ($15,000) to the EQ/Money Market variable investment option (a 3% investment option), then we will transfer 50% of your benefit base ($20,000) from the 6% or 6 1/2% benefit base segment to the 3% benefit base segment. Therefore, immediately after the transfer, of your $40,000 benefit base, $20,000 will roll-up at 6% or 6 1/2% and $20,000 will roll-up at 3%. In this example , the amount of your Roll-up benefit base rolling up at 3% is more than the dollar amount of your transfer to a 3% investment option.

•

For an additional example, if your account value is $40,000 and has always been invested in 3% investment options, and your benefit base is $30,000 and is all rolling up at 3%, and you transfer 50% of your account value ($20,000) to a 6% or 6 1/2% investment option, then we will transfer 50% of your benefit base ($15,000) from the 3% benefit base segment to the 6% or 6 1/2% benefit base segment. Therefore, immediately after the transfer, of your $30,000 benefit base, $15,000 will roll-up at 6% or 6 1/2% and $15,000 will roll-up at 3%. In this example, the dollar amount of your benefit base rolling up at 6% or 6 1/2% is less than the dollar amount of your transfer to a 6% or 6 1/2% investment option.

If you elected a guaranteed death benefit that is available with a 3% Roll-Up benefit base only, your benefit base will not be impacted by transfers among investment options.

If you request withdrawals using our Dollar-for-Dollar Withdrawal Service and indicate you want to preserve your roll-up benefit base, the service will automatically account for any differing roll-up rates among your investment options. See “Dollar-for-dollar withdrawal service” in “Accessing your money” later in this Prospectus. Whether you request withdrawals through our Dollar-for-Dollar service or without using that service, you should consider the impact on any withdrawals on your benefit bases. See “How withdrawals affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Principal guarantee benefits” in “Accessing your money” later in this Prospectus.

Disruptive transfer activity

You should note that the contract is not designed for professional ‘‘market timing’’ organizations, or other organizations or individuals engaging in a market timing strategy. The contract is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer’s investment. This can happen when it is not advantageous to sell any securities, so the portfolio’s performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity,

54

including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all contract owners.

We offer investment options with underlying portfolios that are part of EQ Premier VIP Trust and EQ Advisors Trust (together, the ‘‘trusts’’). The trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio’s net inflows or outflows exceed an established monitoring threshold, the trust obtains from us contract owner trading activity. The trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity. Each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.

As of the date of this Prospectus, we do not offer investment options with underlying portfolios that are part of an outside trust (an ‘‘unaffiliated trust’’). Should we offer such investment options in the future, each unaffiliated trust may have its own policies and proce dures regarding disruptive transfer activity, which would be disclosed in the unaffiliated trust prospectus. If an unaffiliated trust advises us that there may be disruptive activity from one of our contract owners, we will work with the unaffiliated trust to review contract owner trading activity. Any such unaffiliated trust would also have the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios.

When a contract is identified in connection with potentially disruptive transfer activity for the first time, a letter is sent to the contract owner explaining that there is a policy against disruptive transfer activity and that if such activity continues certain transfer privileges may be eliminated. If and when the contract owner is identified a second time as engaged in potentially disruptive transfer activity under the contract, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected contract. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all contract owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by contract owners. As of the date of this Prospectus, the trusts had not implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the contract owner.

Contract owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, contract owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some contract owners may be treated differently than others, resulting in the risk that some contract owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.

Rebalancing your account value

We currently offer two rebalancing programs that you can use to automatically reallocate your account value among your investment options. Option I allows you to rebalance your account value among the variable investment options. Option II allows you to rebalance among the variable investment options and the guaranteed interest option. Under both options, rebalancing is not available for amounts you have allocated to the fixed maturity options.

To enroll in one of our rebalancing programs, you must notify us in writing or through Online Account Access and tell us:

(a)	the percentage you want invested in each investment option (whole percentages only), and

(b)	how often you want the rebalancing to occur (quarterly, semiannually, or annually on a contract year basis)

Rebalancing will occur on the same day of the month as the contract date. If a contract is established after the 28th, rebalancing will occur on the first business day of the month following the contract issue date. If you elect quarterly rebalancing, the rebalancing in the last quarter of the contract year will occur on the contract date anniversary.

You may elect or terminate the rebalancing program at any time. You may also change your allocations under the program at any time. Once enrolled in the rebalancing program, it will remain in effect until you instruct us in writing to terminate the program. Requesting an investment option transfer while enrolled in our rebalancing program will not automatically change your allocation instructions for rebalancing your account value. This means that upon the next scheduled rebalancing, we will transfer amounts among your investment options pursuant to the allocation instructions previously on file for your program. Changes to your allocation instructions for the rebalancing program (or termination of your enrollment in the program) must be in writing and sent to our Processing Office. Termination requests can also be made online through Online Account Access. See ‘‘How to reach us’’ in “The Company” earlier in this Prospectus. There is no charge for the rebalancing feature.

55

Rebalancing does not assure a profit or protect against loss. You should periodically review your allocation percentages as your needs change. You may want to discuss the rebalancing program with your financial professional before electing the program.

While your rebalancing program is in effect, we will transfer amounts among the investment options so that the percentage of your account value that you specify is invested in each option at the end of each rebalancing date. At any time, however, we may exercise our right to terminate transfers to any of the variable investment options and to limit the number of variable investment options which you may elect.

If you select Option II, you will be subject to our rules regarding transfers from the guaranteed interest option to the variable investment options. These rules are described in ‘‘Transferring your account value’’ earlier in this section. Under Option II, a transfer into or out of the guaranteed interest option to initiate the rebalancing program will not be permitted if such transfer would violate these rules. If this occurs, the rebalancing program will not go into effect.

You may not elect Option II if you are participating in any dollar cost averaging program. You may not elect Option I if you are participating in general dollar cost averaging or, in the case of Accumulator® PlusSM and Accumulator® SelectSM contract owners, special money market dollar cost averaging.

If you elect a benefit that limits your variable investment options, those limitations will also apply to the rebalancing programs.

56

4. Accessing your money

Withdrawing your account value

You have several ways to withdraw your account value before annuity payments begin. The table below shows the methods available under each type of contract. More information follows the table.

All withdrawals reduce your account value on a dollar for dollar basis. The impact of withdrawals on your guaranteed benefits is described in “’How withdrawals affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Principal guarantee benefits’’ and ‘‘How withdrawals affect your GWBL and GWBL Guaranteed minimum death benefit’’ later in this section. Withdrawals can potentially cause your contract to terminate, as described in “Effect of your account value falling to zero’’ in ‘‘Determining your contract’s value’’ earlier in this Prospectus.

Method of withdrawal
Contract(1)	Auto- matic payment plans (GWBL only)	Partial	Syste- matic	Pre-age 59 1/2 sub- stantially equal	Lifetime required minimum distribu- tion
NQ	Yes	Yes	Yes	No	No
Rollover IRA	Yes	Yes	Yes	Yes	Yes
Flexible Premium IRA	Yes	Yes	Yes	Yes	Yes
Roth Conversion IRA	Yes	Yes	Yes	Yes	No
Flexible Premium Roth IRA	Yes	Yes	Yes	Yes	No
Inherited IRA	No	Yes	No	No	(2)
QP(3)	Yes	Yes	No	No	No
Rollover TSA(4)	Yes	Yes	Yes	No	Yes
(1)	Please note that not all contract types are available under the Accumulator® Series of contracts.
(2)	The contract pays out post-death required minimum distributions. See ‘‘Inherited IRA beneficiary continuation contract’’ in ‘‘Contract features and benefits’’ earlier in this Prospectus.
(3)	All payments are made to the plan trust as the owner of the contract. See ‘‘Appendix II: Purchase considerations for QP contracts’’ later in this Prospectus.
(4)

Employer or plan approval required for all transactions. Your ability to take withdrawals or loans from, or surrender your TSA contract may be limited. See Appendix IX — ‘‘Tax Sheltered Annuity contracts (TSAs)’’ later in this Prospectus.

All requests for withdrawals must be made on a specific form that we provide. Please see ‘‘How to reach us’’ under “The Company” earlier in this Prospectus for more information.

Automatic payment plans

(For contracts with GWBL only)

You may take automatic withdrawals under either the Maximum payment plan or the Customized payment plan, as described below. Under either plan, you may take withdrawals on a monthly, quarterly or annual basis. You may change the payment frequency of your withdrawals at any time, and the change will become effective on the next contract date anniversary.

You may elect either the Maximum payment plan or the Customized payment plan at any time. You must wait at least 28 days from contract issue before automatic payments begin. We will make the withdrawals on any day of the month that you select as long as it is not later than the 28th day of the month. However, you must elect a date that is more than three calendar days prior to your contract date anniversary.

Maximum payment plan.  Our Maximum payment plan provides for the withdrawal of the Guaranteed annual withdrawal amount in scheduled payments. The amount of the withdrawal will increase on contract date anniversaries with any Annual Ratchet, 7% deferral bonus or by the one-time 200% Initial GWBL Benefit base guarantee.

If you elect the Maximum payment plan and start monthly or quarterly payments after the beginning of a contract year, the payments you take that year will be less than your Guaranteed annual withdrawal amount.

If you take a partial withdrawal while the Maximum payment plan is in effect, we will terminate the plan. You may enroll in the plan again at any time, but the scheduled payments will not resume until the next contract date anniversary.

Customized payment plan.  Our Customized payment plan provides for the withdrawal of a fixed amount not greater than the Guaranteed annual withdrawal amount in scheduled payments. The amount of the withdrawal will not be increased on contract date anniversaries with any Annual Ratchet, 7% deferral bonus or by the one-time 200% Initial GWBL Benefit base guarantee. You must elect to change the scheduled payment amount.

It is important to note that if you elect the Customized payment plan and start monthly or quarterly withdrawals after the beginning of a contract year, you could select scheduled payment amounts that would cause an Excess withdrawal. If your selected scheduled payment would cause an Excess withdrawal, we will notify you. As discussed earlier in the Prospectus, Excess withdrawals may significantly reduce the value of the Guaranteed withdrawal benefit for life benefit. See ‘‘Effect of Excess withdrawals’’ in ‘‘Contract features and benefits’’ earlier in this Prospectus.

57

If you take a partial withdrawal while the Customized payment plan is in effect, we will terminate the plan. You may enroll in the plan again at any time, but the scheduled payments will not resume until the next contract date anniversary.

Dollar-for-dollar withdrawal service

If you have at least one guaranteed benefit where withdrawals reduce the benefit base on a dollar-for-dollar basis, you may request a one-time lump sum or systematic withdrawal through our Dollar-for-Dollar Withdrawal Service. Withdrawals under this automated withdrawal service will never result in a pro-rata reduction of the guaranteed benefit base, and will never terminate the no-lapse guarantee if your contract had the no-lapse guarantee prior to utilizing this service and provided that you do not take any withdrawals outside the service. Systematic withdrawals set up using the Dollar-for-Dollar Withdrawal Service adjust automatically to account for financial transactions that may otherwise have an adverse impact on your guaranteed benefits, and, for certain types of withdrawals, adjust automatically to increase the withdrawal amount.

Withdrawals under the Dollar-for-Dollar Withdrawal Service will continue, even if your account value is low, until you terminate the service by notifying us in writing. If your account value is low and you have guaranteed benefits, you should consider ending the Dollar-for-Dollar Withdrawal Service. Except in certain circumstances, if your account value falls to zero, your contract and any guaranteed benefits will be terminated. See “Effect of your account value falling to zero” in “Determining your contract’s value” earlier in this Prospectus.

You may use the Dollar-for-Dollar Withdrawal Service to elect a one-time lump sum withdrawal or to enroll in systematic withdrawals at monthly, quarterly, or annual intervals. If you take withdrawals using this service, you must choose whether you want your withdrawal to be calculated to: (i) preserve the Roll-up benefit base as of the last contract date anniversary (or the benefit base as of the withdrawal transaction date); or (ii) take the full dollar-for-dollar withdrawal amount available under the contract to avoid a pro-rata reduction of the guaranteed benefit base.

•

Roll-up benefit base preservation:  You can request a withdrawal that will preserve the Roll-up benefit base as of the last contract anniversary or the withdrawal transaction date. In general, this amount will be less than the Roll-up rate times the last contract date anniversary benefit base. This calculation results from the fact that the Roll-up benefit base rolls up daily. If a withdrawal is taken on any day prior to the last day of the contract year, the daily roll-up rate will be applied going forward to the reduced benefit base. Therefore, the benefit base is only fully increased by an annual amount that equals the roll-up rate times the prior contract date anniversary benefit base if there have been no withdrawals during that year.

Because the Roll-up benefit base no longer rolls up after age 85, any withdrawals you take after age 85 will always reduce your benefit base. If you wish to preserve your benefit base, you must stop taking withdrawals after age 85. For more information about the impact of withdrawals on your guaranteed benefits after age 85, see ‘‘How withdrawals affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Principal guarantee benefits’’ in ‘‘Accessing your money.”

•

Full dollar-for-dollar:  You can request to withdraw the full dollar-for-dollar withdrawal amount. Full dollar-for-dollar withdrawals reduce the guaranteed benefit base and cause the value of the benefit base on the next contract date anniversary to be lower than the prior contract date anniversary, assuming no additional contributions or resets have occurred. In general, taking full dollar-for-dollar withdrawals will cause a reduction to the guaranteed benefit base over time and decrease the full dollar-for-dollar withdrawal amount available in subsequent contract years. The reduction in dollar-for-dollar amounts is due to amounts being withdrawn prior to earning the full year’s annual compounded Roll-up rate. Although the benefit base will reduce over time, full dollar-for-dollar withdrawals taken through the service always reduce the benefit base in the amount of the withdrawal and never more than the withdrawal amount.

If you are over age 85, your Roll-up benefit base is no longer credited with the annual roll-up rate, so even withdrawals based on the Full dollar-for-dollar calculation will significantly reduce the value of your benefit. Every withdrawal you take will permanently reduce your Roll-up benefit base by at least the full amount of the withdrawal.

If you request a withdrawal calculation that preserves your roll up benefit base, the Dollar-for-Dollar Withdrawal Service adjusts for investment options to which a 3% Roll-up rate applies (the EQ/Money Market option except amounts allocated to the account for special money market dollar cost averaging (if applicable), the fixed maturity options, the guaranteed interest option, and the loan reserve account under Rollover TSA) (the “lower Roll-up options”). If you want to preserve your roll up benefit base and you elected a guaranteed benefit that provides a 6% (or greater) roll-up, allocations of account value to any lower Roll-up option will generally reduce the amount of withdrawals under the Dollar-for-Dollar Withdrawal Service.

We will make the withdrawal on any day of the month that you select as long as it is not later than the 28th day of the month. However, you must elect a date that is more than three calendar days prior to your contract date anniversary.

There is no charge to use the Dollar-for-Dollar Withdrawal Service. Currently, we do not charge for quotes from the Dollar-for-Dollar Withdrawal Service but reserve the right to charge for such quotes upon advance notice to you. Please speak with your financial professional or call us for additional information about the Dollar-for-Dollar Withdrawal Service.

58

Partial withdrawals

(All contracts)

You may take partial withdrawals from your account value at any time. (Rollover TSA contracts may have restrictions and employer or plan approval is required.) The minimum amount you may withdraw is $300.

For all contracts except Accumulator® SelectSM, partial withdrawals will be subject to a withdrawal charge if they exceed the 10% free withdrawal amount. For more information, see ‘‘10% free withdrawal amount’’ in ‘‘Charges and expenses’’ later in this Prospectus. Under Rollover TSA contracts, if a loan is outstanding, you may only take partial withdrawals as long as the cash value remaining after any withdrawal equals at least 10% of the outstanding loan plus accrued interest.

Any request for a partial withdrawal that results in an Excess withdrawal will terminate your participation in the Maximum payment plan or Customized payment plan. Any partial withdrawal request will terminate the systematic withdrawal option.

Systematic withdrawals

(All contracts except Inherited IRA and QP)

You may take systematic withdrawals of a particular dollar amount or a particular percentage of your account value. (Rollover TSA contracts may have restrictions and employer or plan approval is required.)

You may take systematic withdrawals on a monthly, quarterly or annual basis as long as the withdrawals do not exceed the following percentages of your account value: 0.8% monthly, 2.4% quarterly and 10.0% annually. The minimum amount you may take in each systematic withdrawal is $250. If the amount withdrawn would be less than $250 on the date a withdrawal is to be taken, we will not make a payment and we will terminate your systematic withdrawal election.

If the withdrawal charges on your contract have expired, you may elect a systematic withdrawal option in excess of percentages described in the preceding paragraph, up to 100% of your account value. However, if you elect a systematic withdrawal option in excess of these limits, and make a subsequent contribution to your contract, the systematic withdrawal option will be terminated. You may then elect a new systematic withdrawal option within the limits described in the preceding paragraph. Please note that withdrawal charges do not apply to Accumulator® SelectSM contracts.

If you have guaranteed benefits based on a Roll-up benefit base, and your aggregate systematic withdrawals during any contract year exceed your Roll-Up rate multiplied by your guaranteed benefit base as of your most recent contract date anniversary, your benefit base will be reduced on a pro rata basis and could result in a benefit base reduction that is greater than the withdrawal amount. See “How withdrawals affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Principal guarantee benefits” later in this section.

If you elect our systematic withdrawal program, you may request to have your withdrawals made on any day of the month, subject to the following restrictions:

•	You must select a date that is more than three calendar days prior to your contract date anniversary; and

•	You cannot select the 29th, 30th or 31st.

If you do not select a date, we will make the withdrawals the same day of the month as the day we receive your request to elect the program, subject to the same restrictions listed above. You must wait at least 28 days after your contract is issued before your systematic withdrawals can begin. You must elect a date that is more than three calendar days prior to your contract date anniversary.

You may elect to take systematic withdrawals at any time.

You may change the payment frequency, or the amount or percentage of your systematic withdrawals, once each contract year. However, you may not change the amount or percentage in any contract year in which you have already taken a partial withdrawal. You can cancel the systematic withdrawal option at any time.

For all contracts except Accumulator® SelectSM, systematic withdrawals are not subject to a withdrawal charge, except to the extent that, when added to a partial withdrawal previously taken in the same contract year, the systematic withdrawal exceeds the 10% free withdrawal amount. Also, systematic withdrawals are not available if you have elected a Principal guarantee benefit or the Guaranteed withdrawal benefit for life.

If you are over age 85, your Annual Ratchet to age 85 and “Greater of” death benefit bases will no longer be eligible to increase. Any withdrawals after your 85th birthday will permanently reduce the value of your benefit.

Substantially equal withdrawals

(Rollover IRA, Roth Conversion IRA, Flexible Premium IRA and Flexible Premium Roth IRA contracts)

We offer our ‘‘substantially equal withdrawals option’’ to allow you to receive distributions from your account value without triggering the 10% additional federal income tax penalty, which normally applies to distributions made before age 59 1/2. Substantially equal withdrawals are also referred to as ‘‘72(t) exception withdrawals’’. See ‘‘Tax information’’ later in this Prospectus. We use one of the IRS-approved methods for doing this; this is not the exclusive method of meeting this exception. After consultation with your tax adviser, you may decide to use another method which would require you to compute amounts yourself and request partial withdrawals. In such a case, a withdrawal charge may apply (if applicable under your Accumulator® Series contract). Once you begin to take substantially equal withdrawals, you should not (i) stop them; (ii) change the pattern of your withdrawals for example, by taking an additional partial withdrawal; or (iii) contribute any more to the contract until after the later of age 59 1/2 or five full years after the first withdrawal. If you alter the pattern of withdrawals, you may be liable for the

59

10% federal tax penalty that would have otherwise been due on prior withdrawals made under this option and for any interest on the delayed payment of the penalty.

If you have guaranteed benefits based on a Roll-up benefit base, and your aggregate substantially equal withdrawals during any contract year exceed your Roll-Up rate multiplied by your guaranteed benefit base as of your most recent contract date anniversary, your benefit base will be reduced on a pro rata basis and could result in a benefit base reduction that is greater than the withdrawal amount. See “How withdrawals affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Principal guarantee benefits” later in this section.

In accordance with IRS guidance, an individual who has elected to receive substantially equal withdrawals may make a one time change, without penalty, from one of the IRS-approved methods of calculating fixed payments to another IRS-approved method (similar to the required minimum distribution rules) of calculating payments which vary each year.

You may elect to take substantially equal withdrawals at any time before age 59 1/2. We will make the withdrawal on any day of the month that you select as long as it is not later than the 28th day of the month. However, you must elect a date that is more than three calendar days prior to your contract date anniversary. We will calculate the amount of your substantially equal withdrawals using the IRS-approved method we offer. The payments will be made monthly, quarterly or annually as you select. These payments will continue until (i) we receive written notice from you to cancel this option; (ii) you take an additional partial withdrawal; or (iii) you contribute any more to the contract. You may elect to start receiving substantially equal withdrawals again, but the payments may not restart in the same calendar year in which you took a partial withdrawal or added amounts to the contract. We will calculate the new withdrawal amount.

For all contracts except Accumulator® SelectSM, substantially equal withdrawals that we calculate for you are not subject to a withdrawal charge, except to the extent that, when added to a partial withdrawal previously taken in the same contract year, the substantially equal withdrawal exceeds the free withdrawal amount (see ‘‘10% free withdrawal amount’’ in ‘‘Charges and expenses’’ later in this Prospectus).

Also, the substantially equal withdrawal program is not available if you have elected a Principal guarantee benefit or the Guaranteed withdrawal benefit for life.

If you are over age 85, your Annual Ratchet to age 85 and “Greater of” death benefit bases will no longer be eligible to increase. Any withdrawals after your 85th birthday will permanently reduce the value of your benefit.

Lifetime required minimum distribution withdrawals

(Rollover IRA, Flexible Premium IRA and Rollover TSA contracts only — See ‘‘Tax information’’ and Appendix IX later in this Prospectus)

We offer our ‘‘automatic required minimum distribution (RMD) service’’ to help you meet lifetime required minimum distributions under federal income tax rules. This is not the exclusive way for you to meet these rules. After consultation with your tax adviser, you may decide to compute required minimum distributions yourself and request partial withdrawals. In such a case, a withdrawal charge may apply (if applicable under your Accumulator® Series contract).

Before electing this account based withdrawal option, you should consider whether annuitization might be better in your situation. If you have elected either a Guaranteed minimum death benefit associated with a Roll-Up benefit base or Guaranteed minimum income benefit, and amounts withdrawn from the contract to meet RMDs exceed your Roll-Up rate multiplied by your guaranteed benefit base as of your most recent contract date anniversary, your benefit base will be reduced on a pro rata basis and could result in a guaranteed benefit base reduction that is greater than the withdrawal amount. If you are over age 85, your Annual Ratchet to age 85 and “Greater of” death benefit bases will no longer be eligible to increase. Any withdrawals after your 85th birthday will permanently reduce the value of your benefit. See “How withdrawals affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Principal guarantee benefits” later in this section.

Also, the actuarial present value of additional contract benefits must be added to the account value in calculating required minimum distribution withdrawals from annuity contracts funding TSAs and IRAs, which could increase the amount required to be withdrawn. Please refer to ‘‘Tax information’’ and Appendix IX later in this Prospectus.

This service is not available under QP contracts.

Under legislation enacted at the end of 2019:

•	If your birthdate is June 30, 1949 or earlier, you may elect our “automatic required minimum distribution (RMD) service” in the year in which you reach age 70 1/2, or in any later year.

•	If your birthdate is July 1, 1949 or later, you may elect our “automatic required minimum distribution (RMD) service” in the year in which you reach age 72, or in any later year.

See the discussion of lifetime required minimum distributions under “Tax Information” later in this Prospectus.

The minimum amount we will pay out is $250. Currently, minimum distribution withdrawal payments will be made annually. See “Required minimum distributions” in “Tax information” and Appendix IX later in this Prospectus for your specific type of retirement arrangement.

For Rollover IRA, Flexible Premium IRA, and Rollover TSA contracts, we will send a form outlining the distribution options available in the year you reach age 72 (or age 70 1/2 if applicable) (if you have not begun your annuity payments before that time).

60

We do not impose a withdrawal charge on minimum distribution withdrawals taken through our automatic RMD service except if, when added to a partial withdrawal previously taken in the same contract year, the minimum distribution withdrawal exceeds the 10% free withdrawal amount. Please note that withdrawal charges do not apply to Accumulator® SelectSM contracts.

Under Rollover TSA contracts, you may not elect our automatic RMD service if a loan is outstanding.

For contracts with GWBL. Generally, if you elect our automatic RMD service, any lifetime required minimum distribution payment we make to you under our automatic RMD service will not be treated as an Excess withdrawal.

If you elect either the Maximum payment plan or the Customized payment plan AND our automatic RMD service, we will make an extra payment, if necessary, on December 1st that will equal your lifetime required minimum distribution less all payments made through November 30th and any scheduled December payment. The combined automatic plan payments and lifetime required minimum distribution payment will not be treated as Excess withdrawals, if applicable. However, if you take any partial withdrawals in addition to your lifetime required minimum distribution and automatic payment plan payments, your applicable automatic payment plan will be terminated. Also, the partial withdrawal may cause an Excess withdrawal and may be subject to a withdrawal charge (if applicable under your Accumulator® Series contract). You may enroll in the plan again at any time, but the scheduled payments will not resume until the next contract date anniversary. Further, your GWBL benefit base and Guaranteed annual withdrawal amount may be reduced. See ‘‘Effect of Excess withdrawals’’ in ‘‘Contract features and benefits’’ earlier in this Prospectus.

If you elect our automatic RMD service and elect to take your Guaranteed annual withdrawal amount in partial withdrawals without electing one of our available automatic payment plans, we will make a payment, if necessary, on December 1st that will equal your required minimum distribution less all withdrawals made through November 30th. If prior to December 1st you make a partial withdrawal that exceeds your Guaranteed annual withdrawal amount, but not your RMD amount, that partial withdrawal will be treated as an Excess withdrawal, as well as any subsequent partial withdrawals made during the same contract year. However, if by December 1st your withdrawals have not exceeded your RMD amount, the RMD payment we make to you will not be treated as an Excess withdrawal.

For contracts with the Guaranteed minimum income benefit.  The no lapse guarantee will not be terminated if a required minimum distribution payment using our automatic RMD service causes your cumulative withdrawals in the contract year to exceed 6 1/2% (or 6%, if applicable) of the Roll-Up benefit base (as of the beginning of the contract year), although such cumulative withdrawals will reduce your Guaranteed minimum income benefit base on a pro rata basis. See “How withdrawals affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Principal guarantee benefits” later in this section.

Owners of tax-qualified contracts (IRA, TSA and QP) generally should not reset the Roll-Up benefit base if lifetime required minimum distributions must begin before the end of the new exercise waiting period. See ‘‘Guaranteed minimum income benefit and the Roll-Up benefit base reset’’ in ‘‘Contract features and benefits’’ earlier in this Prospectus.

How withdrawals are taken from your account value

Unless you specify otherwise, we will subtract your withdrawals on a pro rata basis from your value in the variable investment options and the guaranteed interest option. If there is insufficient value or no value in the variable investment options and the guaranteed interest option, any additional amount of the withdrawal required or the total amount of the withdrawal will be withdrawn from the fixed maturity options in the order of the earliest maturity date(s) first. For Accumulator® and Accumulator® EliteSM contracts only, if the fixed maturity option amounts are insufficient, we will deduct all or a portion of the withdrawal from the account for special dollar cost averaging. A market value adjustment will apply to withdrawals from the fixed maturity options.

You may choose to have your Customized payment plan scheduled payments, your systematic withdrawals or your substantially equal withdrawals taken from specific variable investment options and/or the guaranteed interest option. If you choose specific variable investment options and/or the guaranteed interest option, and the value in those selected option(s) drops below the requested withdrawal amount, the requested amount will be taken on a pro rata basis from all investment options on the business day after the withdrawal was scheduled to occur. All subsequent scheduled payments or withdrawals will be processed on a pro rata basis on the business day you initially elected.

How withdrawals affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Principal guarantee benefits

In general, withdrawals (including RMDs) will reduce your guaranteed benefits on a pro rata basis. Reduction on a pro rata basis means that we calculate the percentage of your current account value that is being withdrawn and we reduce your current benefit by the same percentage. For example, if your account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your account value. If your benefit was $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 x .40) and your new benefit after the withdrawal would be $24,000 ($40,000 – $16,000).

If your account value is greater than your benefit, a withdrawal will result in a reduction of your benefit that will be less than the withdrawal. For example, if your account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your account value. If your benefit was $20,000 before the withdrawal, it would be reduced by $8,000

61

($20,000 X .40) and your new benefit after the withdrawal would be $12,000 ($20,000 – $8,000).

For purposes of calculating the adjustment to your guaranteed benefits, the amount of the withdrawal will include the amount of any applicable withdrawal charge. Using the example above, the $12,000 withdrawal would include the withdrawal amount paid to you and the amount of any applicable withdrawal charge deducted from your account value. For more information on the calculation of the charge, see ‘‘Withdrawal charge’’ later in this Prospectus. Please note that withdrawal charges do not apply to Accumulator® SelectSM contracts.

With respect to the Guaranteed minimum income benefit and the Greater of 6 1/2% (or 6% or 3%, as applicable) Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit, withdrawals (including any applicable withdrawal charges, if applicable) will reduce each of the benefits’ 6 1/2% (or 6% or 3%, as applicable) Roll-Up to age 85 benefit base on a dollar-for-dollar basis, as long as the sum of withdrawals in a contract year is 6 1/2% (or 6% or 3%, as applicable) or less of the 6 1/2% (or 6% or 3%, as applicable) Roll-Up benefit base on the contract issue date or the most recent contract date anniversary, if later. For this purpose, in the first contract year, all contributions received in the first 90 days after contract issue will be considered to have been received on the first day of the contract year. In subsequent contract years, additional contributions made during a contract year do not affect the amount of the withdrawals that can be taken on a dollar-for-dollar basis in that contract year. Once a withdrawal is taken that causes the sum of withdrawals in a contract year to exceed 6 1/2% (or 6% or 3%, as applicable) of the benefit base on the most recent anniversary, that entire withdrawal (including RMDs) and any subsequent withdrawals in that same contract year will reduce the benefit base pro rata. Reduction on a dollar-for-dollar basis means that your 6 1/2% (or 6% or 3%, as applicable) Roll-Up to age 85 benefit base will be reduced by the dollar amount of the withdrawal for each Guaranteed benefit. The Annual Ratchet to age 85 benefit base will always be reduced on a pro rata basis.

Pro rata withdrawal — A withdrawal that reduces your guaranteed benefit base amount on a pro rata basis. Reduction on a pro rata basis means that we calculate the percentage of the current account value that is being withdrawn and we reduce the benefit base by that percentage. The following example shows how a pro rata withdrawal can reduce your guaranteed benefit base by more than the amount of the withdrawal: Assume your account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your account value. If your guaranteed benefit base is $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 × .40) to $24,000 ($40,000 – $16,000) after the withdrawal.

If you elected a guaranteed benefit that provides a 6% (or greater) roll-up, all or a portion of your Roll-up to age 85 benefit base may be rolling up at 3%, if all or a portion of your account value is currently allocated to one or more investment options to which a 3% roll-up rate applies. For more information about those investment options and the impact of transfer among investment options on your Roll-up to age 85 benefit base, see “Guaranteed minimum death benefit and Guaranteed minimum income benefit base” in “Contract features and benefits” earlier in this Prospectus and “Our administrative procedures for calculating your Roll-up benefit base following a transfer” in “Transferring your money among investment options” earlier in this Prospectus.

Preserving your Roll-up benefit base. If you are interested in withdrawals that preserve the Roll-up to age 85 benefit base as of the last contract anniversary or the withdrawal transaction date, or withdrawals that are equal to the full amount of the available dollar-for-dollar withdrawal, you should use our Dollar-for-Dollar Withdrawal Service. See “Dollar-for-dollar withdrawal service” in “Accessing your money” earlier in this Prospectus. The service adjusts for various factors in the calculation of a withdrawal, including the fact that the roll-up rate is applied on a daily basis (which means that if a withdrawal is taken on any day prior to the last day of the contract year, the roll-up rate will be applied going forward from the day of the withdrawal to a reduced benefit base) and the fact that the 3% Roll-up rate may apply to all or a portion of the benefit base. If you do not use the Dollar-for-Dollar Withdrawal Service, you may reduce your benefits more than you intend.

Withdrawals after age 85. If you are over age 85, your Annual Ratchet to age 85 and “Greater of” death benefit bases will no longer be eligible to increase. Any withdrawals after your 85th birthday will permanently reduce the value of your benefit. As a result, if you have a Guaranteed minimum death benefit based on a Roll-up to age 85 benefit base:

•	You can no longer take withdrawals and preserve the benefit base.

•	You should stop taking withdrawals if you wish to maintain the value of the benefit.

•

If you want to continue taking withdrawals, you can ensure that those withdrawals will reduce your benefit base on a dollar-for-dollar rather than pro rata basis by enrolling in the full dollar-for-dollar withdrawal service, however, even dollar-for-dollar withdrawals can significantly reduce your Roll-up benefit base. See “Dollar-for-dollar withdrawal service” in “Accessing your money.”

•

The maximum amount you are able to withdraw each year without triggering a pro rata reduction in your benefit base will decrease. If you do not enroll in the full dollar-for-dollar withdrawal service and want to ensure that your withdrawals reduce your benefit base on a dollar-for-dollar basis, you should make sure that the sum of your withdrawals in a contract year is equal to or less than the value of the applicable Roll-up rate times your benefit base on your most recent contract date anniversary.

If you have the Annual Ratchet to age 85 death benefit, the Annual Ratchet to age 85 benefit base is always reduced pro rata by withdrawals, regardless of your age. However, like

62

the Roll-up benefit base, the Annual Ratchet to age 85 benefit base will no longer be eligible to increase. It will be permanently reduced by all withdrawals.

Low account value. Due to withdrawals and/or poor market performance, your account value could become insufficient to pay any applicable charges when due. This will cause your contract to terminate and could cause you to lose your Guaranteed minimum income benefit and any other guaranteed benefits. Please see “Effect of your account value falling to zero” in “Determining your contract’s value” for more information.

How withdrawals affect your GWBL and GWBL Guaranteed minimum death benefit

Your GWBL benefit base is not reduced by withdrawals until a withdrawal causes cumulative withdrawals in a contract year to exceed the Guaranteed annual withdrawal amount. Withdrawals that exceed the Guaranteed annual withdrawal amount, however, can significantly reduce your GWBL benefit base and Guaranteed annual withdrawal amount. For more information, see ‘‘Effect of Excess withdrawals’’ and ‘‘Other important considerations’’ under ‘‘Guaranteed withdrawal benefit for life (‘‘GWBL’’)’’ in ‘‘Contract features and benefits’’ earlier in this Prospectus.

Your GWBL Standard death benefit base is reduced by any withdrawal on a pro rata basis.

Your GWBL Enhanced death benefit base is reduced on a dollar-for- dollar basis by any withdrawal up to the Guaranteed annual withdrawal amount. Once a withdrawal causes cumulative withdrawals in a contract year to exceed your Guaranteed annual withdrawal amount, your GWBL Enhanced death benefit base will be reduced on a pro rata basis. If the reduced GWBL Enhanced death benefit base is greater than your account value (after the Excess withdrawal), we will further reduce your GWBL Enhanced death benefit base to equal your account value.

For purposes of calculating your GWBL and GWBL Guaranteed minimum death benefit amount, the amount of the excess withdrawal will include the withdrawal amount paid to you and the amount of the withdrawal charge deducted from your account value. For more information on calculation of the charge, see ‘‘Withdrawal charge’’ later in the Prospectus. Please note that withdrawal charges do not apply to Accumulator® SelectSM contracts.

Withdrawals treated as surrenders

If you request to withdraw more than 90% of a contract’s current cash value, we will treat it as a request to surrender the contract for its cash value. In addition, we have the right to pay the cash value and terminate the contract if no contributions are made during the last three completed contract years, and the account value is less than $500, or if you make a withdrawal that would result in a cash value of less than $500. The rules in the preceding sentence do not apply if the Guaranteed minimum income benefit no lapse guarantee is in effect on your contract. See ‘‘Surrendering your contract to receive its cash value’’ below. For the tax consequences of withdrawals, see ‘‘Tax information’’ later in this Prospectus.

Special rules for the Guaranteed withdrawal benefit for life. We will not treat a withdrawal request that results in a withdrawal in excess of 90% of the contract’s cash value as a request to surrender the contract unless it is an Excess withdrawal. In addition, we will not terminate your contract if either your account value or cash value falls below $500, unless it is due to an Excess withdrawal. In other words, if you take an Excess withdrawal that equals more than 90% of your cash value or reduces your cash value to less than $500, we will treat your request as a surrender of your contract even if your GWBL benefit base is greater than zero. Please also see ‘‘Effect of your account value falling to zero’’ in ‘‘Determining your contract’s value’’ earlier in this Prospectus. Please also see ‘‘Guaranteed withdrawal benefit for life (‘‘GWBL’’)’’ in ‘‘Contract features and benefits,’’ earlier in this Prospectus, for more information on how withdrawals affect your guaranteed benefits and could potentially cause your contract to terminate.

Loans under Rollover TSA contracts

Loans under a Rollover TSA contract are not permitted without employer or plan approval. We will not permit you to take a loan or have a loan outstanding while you are enrolled in our ‘‘automatic required minimum distribution (RMD) service’’ or if you elect the GWBL option or a PGB.

Loans are subject to federal income tax limits and are also subject to the limits of the plan. The loan rules under ERISA may apply to plans not sponsored by a governmental employer. Federal income tax rules apply to all plans, even if the plan is not subject to ERISA.

A loan will not be treated as a taxable distribution unless:

•	It exceeds limits of federal income tax rules;

•	Interest and principal are not paid when due; or

•	In some instances, service with the employer terminates.

Taking a loan in excess of the Internal Revenue Code limits may result in adverse tax consequences.

Before we make a loan, you must properly complete and sign a loan request form. Loan processing may not be completed until we receive all information and approvals required to process the loan at our processing office.

We will permit you to have only one loan outstanding at a time. The minimum loan amount is $1,000. The maximum amount is $50,000 or, if less, 50% of your account value, subject to any limits under the federal income tax rules. The term of a loan is five years. However, if you use the loan to acquire your primary residence, the term is 10 years. The term may not extend beyond the earliest of:

(1)	the date annuity payments begin,

(2)	the date the contract terminates, and

63

(3)	the date a death benefit is paid (the outstanding loan, including any accrued but unpaid loan interest, will be deducted from the death benefit amount).

A loan request under your Rollover TSA contract will be processed on the first business day of the month following the date on which the properly completed loan request form is received. Interest will accrue daily on your outstanding loan at a rate we set. The loan interest rate will be equal to the Moody’s Corporate Bond Yield Averages for Baa bonds for the calendar month ending two months before the first day of the calendar quarter in which the rate is determined. Please see Appendix VII later in this Prospectus for any state rules that may affect loans from a TSA contract. Also, See Appendix IX for a discussion of TSA contracts.

Tax consequences for failure to repay a loan when due are substantial, and may result in severe restrictions on your ability to borrow amounts under any plans of your employer in the future.

Loan reserve account. On the date your loan is processed, we will transfer the amount of your loan to the ‘‘loan reserve account.’’ Unless you specify otherwise, we will subtract your loan on a pro rata basis from your value in the variable investment options and the guaranteed interest option. If those amounts are insufficient, any additional amount of the loan will be subtracted from the fixed maturity options in the order of the earliest maturity date(s) first. A market value adjustment may apply. If such fixed maturity amounts are insufficient, we will deduct all or a portion of the loan from the account for special dollar cost averaging (for Accumulator® and Accumulator® EliteSM contracts) or the account for special money market dollar cost averaging (for Accumulator® PlusSM and Accumulator® SelectSM contracts).

For the period of time your loan is outstanding, the loan reserve account rate we will credit will equal the loan interest rate minus a maximum rate of 2%. When you make a loan repayment, unless you specify otherwise, we will transfer the dollar amount of the loan repaid and the amount of interest earned from the loan reserve account to the investment options according to the allocation percentages we have on our records. For Accumulator® PlusSM contracts, loan repayments are not considered contributions and therefore are not eligible for additional credits.

If you elected a guaranteed benefit that provides a 6% (or greater) roll-up, a loan will effectively reduce the growth rate of your guaranteed benefits because the Roll-up to age 85 benefit base rolls up at 3% with respect to amounts allocated to the loan reserve account. For more information, see “Guaranteed minimum death benefit and Guaranteed minimum income benefit base” in “Contract features and benefits” and “Our administrative procedures for calculating your Roll-up benefit base following a transfer” in “Transferring your money among investment options” earlier in this Prospectus.

Surrendering your contract to receive its cash value

You may surrender your contract to receive its cash value at any time while an owner is living (or for contracts with non-natural owners, while the annuitant is living) and before you begin to receive annuity payments. (Rollover TSA contracts may have restrictions and employer or plan approval is required.) For a surrender to be effective, we must receive your written request and your contract at our processing office. We will determine your cash value on the date we receive the required information.

All benefits under the contract will terminate as of the date we receive the required information, including the Guaranteed withdrawal benefit for life (if applicable), if your cash value is greater than your Guaranteed annual withdrawal amount remaining that year. If your cash value is not greater than your Guaranteed annual withdrawal amount remaining that year, then you will receive a supplementary life annuity contract. For more information, please see ‘‘Effect of your account value falling to zero’’ in ‘‘Contract features and benefits’’ earlier in this Prospectus. Also, if the Guaranteed minimum income benefit no lapse guarantee is in effect, the benefit will terminate without value if your cash value plus any other withdrawals taken in the contract year exceed 6 1/2% (or 6%, if applicable) of the Roll-Up benefit base (as of the beginning of the contract year). For more information, please see ‘‘Effect of your account value falling to zero’’ in ‘‘Determining your contract’s value’’ and ‘‘Guaranteed withdrawal benefit for life (‘‘GWBL’’)’’ in ‘‘Contract features and benefits’’ earlier in this Prospectus.

You may receive your cash value in a single sum payment or apply it to one or more of the annuity payout options. See ‘‘Your annuity payout options’’ below. For the tax consequences of surrenders, see ‘‘Tax information’’ later in this Prospectus.

When to expect payments

Generally, we will fulfill requests for payments out of the variable investment options within seven calendar days after the date of the transaction to which the request relates. These transactions may include applying proceeds to a variable annuity, payment of a death benefit, payment of any amount you withdraw (less any withdrawal charge, if applicable) and, upon surrender, payment of the cash value. We may postpone such payments or applying proceeds for any period during which:

(1)	the New York Stock Exchange is closed or restricts trading,

(2)	the SEC determines that an emergency exists as a result of which sales of securities or determination of the fair value of a variable investment option’s assets is not reasonably practicable, or

(3)	the SEC, by order, permits us to defer payment to protect people remaining in the variable investment options.

We can defer payment of any portion of your value in the guaranteed interest option, fixed maturity options and the account for special dollar cost averaging (other than for death benefits) for up to six months while you are living. Please note that the account for special dollar cost averaging is available to Accumulator® and Accumulator® EliteSM

64

contract owners only. We also may defer payments for a reasonable amount of time (not to exceed 10 days) while we are waiting for a contribution check to clear.

All payments are made by check and are mailed to you (or the payee named in a tax-free exchange) by U.S. mail, unless you request that we use an express delivery or wire transfer service at your expense.

Signature guarantee

As a protection against fraud, we require a signature guarantee (i.e., Medallion Signature Guarantee as required by us) for the following transaction requests:

•	disbursements, including but not limited to partial withdrawals, surrenders, transfers and exchanges, over $250,000;

•	any disbursement requested within 30 days of an address change;

•

any disbursement when we do not have an originating or guaranteed signature on file or where we question a signature or perceive any inconsistency between the signature on file and the signature on the request; or

•	any other transaction we require.

We may change the specific requirements listed above, or add signature guarantees in other circumstances, at our discretion if we deem it necessary or appropriate to help protect against fraud. For current requirements, please refer to the requirements listed on the appropriate form or call us at the number listed in this prospectus.

You can obtain a Medallion Signature Guarantee from more than 7,000 financial institutions that participate in a Medallion Signature Guarantee program. The best source of a Medallion Signature Guarantee is a bank, brokerage firm or credit union with which you do business. A notary public cannot provide a Medallion Signature Guarantee. Notarization will not substitute for a Medallion Signature Guarantee.

Your annuity payout options

The following description assumes annuitization of your entire contract. For partial annuitization, see ‘‘Partial Annuitization’’ below.

Deferred annuity contracts such as those in the Accumulator® Series provide for conversion to payout status at or before the contract’s ‘‘maturity date.’’ This is called “annuitization.” You must annuitize by your annuity maturity date, as discussed later in this section. When your contract is annuitized, your Accumulator® Series contract and all its benefits, including any Guaranteed minimum death benefit and any other guaranteed benefits, will terminate. Your contract will be converted to a supplemental annuity payout contract (‘‘payout option’’) that provides periodic payments, as described in this section. In general, the periodic payment amount is determined by the account value or cash value of your Accumulator® Series contract at the time of annuitization and the annuity purchase factor to which that value is applied, as described below. Alternatively, if you have a Guaranteed minimum income benefit, you may exercise your benefit in accordance with its terms, provided that your account value is greater than zero on the exercise date. We have the right to require you to provide any information we deem necessary to provide an annuity payout option. If an annuity payout is later found to be based on incorrect information, it will be adjusted on the basis of the correct information.

Your Accumulator® Series contract guarantees that upon annuitization, your annuity account value will be applied to a guaranteed annuity purchase factor for a life annuity payout option. We reserve the right, with advance notice to you, to change your annuity purchase factor any time after your fifth contract date anniversary and at not less than five year intervals after the first change. (Please see your contract and SAI for more information.) In addition, you may apply your account value or cash value, whichever is applicable, to any other annuity payout option that we may offer at the time of annuitization. We currently offer you several choices of annuity payout options. We may offer other payout options not outlined here. Your financial professional can provide details. Please see Appendix VII later in this Prospectus for variations that may apply in your state.

You can choose from among the annuity payout options listed below. Restrictions may apply, depending on the type of contract you own or the owner’s and annuitant’s ages at contract issue. Other than life annuity with period certain, we reserve the right to add, remove or change any of these annuity payout options at any time. In addition, if you are exercising your Guaranteed minimum income benefit, your choice of payout options are those that are available under the Guaranteed minimum income benefit (see ‘‘Guaranteed minimum income benefit’’ in ‘‘Contract features and benefits’’ earlier in this Prospectus). If you elect the Guaranteed withdrawal benefit for life and choose to annuitize your contract before the maturity date, the Guaranteed withdrawal benefit for life will terminate without value even if your GWBL benefit base is greater than zero. Payments you receive under the annuity payout option you select may be less than you would have received under GWBL. See ‘‘Guaranteed withdrawal benefit for life (‘‘GWBL’’)’’ in ‘‘Contract features and benefits’’ earlier in this Prospectus for further information.

Fixed annuity payout options	• Life annuity • Life annuity with period certain • Life annuity with refund certain

•

Life annuity: An annuity that guarantees payments for the rest of the annuitant’s life. Payments end with the last monthly payment before the annuitant’s death. Because there is no continuation of benefits following the annuitant’s death with this payout option, it provides the highest monthly payment of any of the life annuity options, so long as the annuitant is living.

65

•

Life annuity with period certain: An annuity that guarantees payments for the rest of the annuitant’s life. If the annuitant dies before the end of a selected period of time (‘‘period certain’’), payments continue to the beneficiary for the balance of the period certain. The period certain cannot extend beyond the annuitant’s life expectancy. A life annuity with a period certain is the form of annuity under the contract that you will receive if you do not elect a different payout option. In this case, the period certain will be based on the annuitant’s age and will not exceed 10 years.

•

Life annuity with refund certain: An annuity that guarantees payments for the rest of the annuitant’s life. If the annuitant dies before the amount applied to purchase the annuity option has been recovered, payments to the beneficiary will continue until that amount has been recovered. This payout option is available only as a fixed annuity.

The life annuity, life annuity with period certain, and life annuity with refund certain payout options are available on a single life or joint and survivor life basis. The joint and survivor life annuity guarantees payments for the rest of the annuitant’s life, and after the annuitant’s death, payments continue to the survivor. We may offer other payout options not outlined here. Your financial professional can provide you with details.

We guarantee fixed annuity payments will be based either on the tables of guaranteed annuity purchase factors in your contract or on our then current annuity purchase factors, whichever is more favorable for you.

The amount applied to purchase an annuity payout option

(For the purposes of this section, please note that withdrawal charges do not apply to Accumulator® SelectSM contracts.)

The amount applied to purchase an annuity payout option varies depending on the payout option that you choose and the timing of your purchase as it relates to any withdrawal charges that apply under your Accumulator® Series contract. If amounts in a fixed maturity option are used to purchase any annuity payout option prior to the maturity date, a market value adjustment will apply.

There is no withdrawal charge imposed if you select a life annuity, life annuity with period certain or life annuity with refund certain. If we are offering non-life contingent forms of annuities, the withdrawal charge will be imposed.

Partial Annuitization. Partial annuitization of nonqualified deferred annuity contracts is permitted under certain circumstances. You may choose from the life-contingent annuity payout options described here. We no longer offer a period certain option for partial annuitization. We require you to elect partial annuitization on the form we specify. Partial annuitization is not available for a guaranteed minimum income benefit under a contract. For purposes of this contract we will effect any partial annuitization as a withdrawal applied to a payout annuity. See ‘‘How withdrawals are taken from your account value’’ earlier in this section and also the discussion of ‘‘Partial Annuitization’’ in ‘‘Tax Information’’ for more information.

Selecting an annuity payout option

When you select a payout option, we will issue you a separate written agreement confirming your right to receive annuity payments. We require you to return your contract before annuity payments begin. The contract owner and annuitant must meet the issue age and payment requirements.

You can choose the date annuity payments begin but it may not be earlier than thirteen months from the contract date or not earlier than five years from your Accumulator® PlusSM contract date (in a limited number of jurisdictions this requirement may be more or less than five years). Please see Appendix VII later in this Prospectus for information on state variations. You can change the date your annuity payments are to begin at anytime. The date may not be later than the annuity maturity date described below.

For Accumulator® PlusSM contracts, if you start receiving annuity payments within three years of making any contribution, we will recover the credit that applies to any contribution made within the prior three years. Please see Appendix VII later in this Prospectus for information on state variations.

The amount of the annuity payments will depend on the amount applied to purchase the annuity and the applicable annuity purchase factors, discussed earlier. The amount of each annuity payment will be less with a greater frequency of payments or with a longer certain period of a life contingent annuity. Once elected, the frequency with which you receive payments cannot be changed.

If, at the time you elect a payout option, the amount to be applied is less than $2,000 or the initial payment under the form elected is less than $20 monthly, we reserve the right to pay the account value in a single sum rather than as payments under the payout option chosen. If you select an annuity payout option and payments have begun, no change can be made.

Annuity maturity date

Your contract has a maturity date by which you must either take a lump sum payment or select an annuity payout option. The maturity date is based on the age of the original annuitant at contract issue and cannot be changed other than in conformance with applicable law even if you name a new annuitant. For contracts with joint annuitants, the maturity age is based on the older annuitant. The maturity date is generally the contract date anniversary that follows the annuitant’s 95th birthday. We will send a notice with the contract statement one year prior to the maturity date. If you do not respond to the notice within the 30 days following the maturity date, your contract will be annuitized automatically as a life annuity. Please note that the aggregate payments you would receive from this form of annuity during the period certain may be less than the lump sum payment you would receive by surrendering your contract immediately prior to annuitization.

On the annuity maturity date, other than the Guaranteed withdrawal benefit for life and its associated minimum death

66

benefit (as discussed below), any Guaranteed minimum death benefit and any other guaranteed benefits will terminate, and will not be carried over to your annuity payout contract.

Guaranteed withdrawal benefit for life

If you elect the Guaranteed withdrawal benefit for life and your contract is annuitized at maturity, we will offer an annuity payout option that guarantees you will receive payments for life that are at least equal to the Guaranteed annual withdrawal amount that you would have received under the Guaranteed withdrawal benefit for life. At annuitization, you will no longer be able to take withdrawals in addition to the payments under this annuity payout option.

You may be eligible to elect an alternate annuity payout option. If you are eligible and elect this option, beginning as of the maturity date and for each subsequent year, the annuity payout will be the higher of two amounts that are calculated as of each contract date anniversary. The annuity payout will be the higher of: (1) the Guaranteed annual withdrawal amount and (2) the amount that the contract owner would have received if the annuity account value had been applied to a life annuity without a period certain, using either (a) the guaranteed annuity rates specified in your contract, or (b) the applicable current individual annuity rates as of the contract date anniversary, applying the rate that provides a greater benefit to the payee.

The resulting periodic payments are distributed while the owner (and if applicable, while any joint owner or successor owner) is living. Each Guaranteed withdrawal benefit for life Maturity date annuity payment will reduce the minimum death benefit pro rata. When the Guaranteed withdrawal benefit for life Maturity date annuity payments begin, you will not be permitted to make any additional withdrawals. You may, however, surrender the contract at any time on or after the maturity date to receive the contract’s remaining cash value.

As described in ‘‘Contract features and benefits’’ under ‘‘Guaranteed withdrawal benefit for life (‘‘GWBL’’),’’ these payments will have the potential to increase with favorable investment performance. Any remaining Guaranteed minimum death benefit value will be transferred to the annuity payout contract as your ‘‘minimum death benefit.’’ If an enhanced death benefit had been elected, its value as of the date the annuity payout contract is issued will become your minimum death benefit, and it will no longer increase.

The minimum death benefit will be reduced dollar-for-dollar by each payment, if it is based on the value of the enhanced death benefit, or it will be reduced pro rata by each payment, if it is based on the value of the standard death benefit. If you die while there is any minimum death benefit remaining, it will be paid to your beneficiary.

Please see Appendix VII later in this Prospectus for variations that may apply in your state.

67

5. Charges and expenses

Charges that the Company deducts

We deduct the following charges each day from the net assets of each variable investment option. These charges are reflected in the unit values of each variable investment option:

•	A mortality and expense risks charge

•	An administrative charge

•	A distribution charge

We deduct the following charges from your account value. When we deduct these charges from your variable investment options, we reduce the number of units credited to your contract:

•	On each contract date anniversary — an annual administrative charge, if applicable.

•	At the time you make certain withdrawals or surrender your contract — a withdrawal charge (not applicable to Accumulator® SelectSM contracts).

•

On each contract date anniversary — a charge for each optional benefit that you elect: a death benefit (other than the Standard and GWBL Standard death benefit); the Guaranteed minimum income benefit; the Guaranteed withdrawal benefit for life; and the Earnings enhancement benefit.

•	On any contract date anniversary on which you are participating in a PGB — a charge for a PGB.

•	At the time annuity payments are to begin — charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. An annuity administrative fee may also apply.

More information about these charges appears below. We will not increase these charges for the life of your contract, except as noted. We may reduce certain charges under group or sponsored arrangements. See ‘‘Group or sponsored arrangements’’ later in this section.

The charges under the contracts are designed to cover, in the aggregate, our direct and indirect costs of selling, administering and providing benefits under the contracts. They are also designed, in the aggregate, to compensate us for the risks of loss we assume pursuant to the contracts. If, as we expect, the charges that we collect from the contracts exceed our total costs in connection with the contracts, we will earn a profit. Otherwise, we will incur a loss.

The rates of certain of our charges have been set with reference to estimates of the amount of specific types of expenses or risks that we will incur. In most cases, this Prospectus identifies such expenses or risks in the name of the charge; however, the fact that any charge bears the name of, or is designed primarily to defray, a particular expense or risk does not mean that the amount we collect from that charge will never be more than the amount of such expense or risk. Nor does it mean that we may not also be compensated for such expense or risk out of any other charges we are permitted to deduct by the terms of the contracts.

To help with your retirement planning, we may offer other annuities with different charges, benefits, and features. Please contact your financial professional for more information.

Separate account annual expenses

Mortality and expense risks charge.  We deduct a daily charge from the net assets in each variable investment option to compensate us for mortality and expense risks, including the Standard death benefit. Below is the daily charge shown as an annual rate of the net assets in each variable investment option for each contract in the Accumulator® Series:

Accumulator®:	0.80%

Accumulator® PlusSM:	0.95%

Accumulator® EliteSM:	1.10%

Accumulator® SelectSM:	1.10%

The mortality risk we assume is the risk that annuitants as a group will live for a longer time than our actuarial tables predict. If that happens, we would be paying more in annuity income than we planned. We also assume a risk that the mortality assumptions reflected in our guaranteed annuity payment tables, shown in each contract, will differ from actual mortality experience. Lastly, we assume a mortality risk to the extent that at the time of death, the Guaranteed minimum death benefit exceeds the cash value of the contract. The expense risk we assume is the risk that it will cost us more to issue and administer the contracts than we expect. For Accumulator® PlusSM contracts, a portion of this charge also compensates us for the contract credit. For a discussion of the credit, see ‘‘Credits’’ in ‘‘Contract features and benefits’’ earlier in this Prospectus. We expect to make a profit from this charge.

If you previously accepted an offer to terminate a guaranteed benefit, charges for that benefit will have ceased. However, as stated in the terms of your offer, you should be aware that you will continue to pay the same mortality and expense risks charge as contract owners that have the standard death benefit, even though you no longer have the standard death benefit.

Administrative charge.  We deduct a daily charge from the net assets in each variable investment option. The charge, together with the annual administrative charge described below, is to compensate us for administrative expenses under the contracts. Below is the daily charge shown as an

68

annual rate of the net assets in each variable investment option for each contract in the Accumulator® Series:

Accumulator®:	0.30%

Accumulator® PlusSM:	0.35%

Accumulator® EliteSM:	0.30%

Accumulator® SelectSM:	0.25%

Distribution charge.  We deduct a daily charge from the net assets in each variable investment option to compensate us for a portion of our sales expenses under the contracts. Below is the daily charge shown as an annual rate of the net assets in each variable investment option for each contract in the Accumulator® Series:

Accumulator®:	0.20%

Accumulator® PlusSM:	0.25%

Accumulator® EliteSM:	0.25%

Accumulator® SelectSM:	0.35%

Annual administrative charge

We deduct an administrative charge from your account value on each contract date anniversary. We deduct the charge if your account value on the last business day of the contract year is less than $50,000. If your account value on such date is $50,000 or more, we do not deduct the charge. During the first two contract years, the charge is equal to $30 or, if less, 2% of your account value. The charge is $30 for contract years three and later.

We will deduct this charge from your value in the variable investment options and the guaranteed interest option (see Appendix VII later in this Prospectus to see if deducting this charge from the guaranteed interest option is permitted in your state) on a pro rata basis. If those amounts are insufficient, we will deduct all or a portion of the charge from the fixed maturity options (if available) in the order of the earliest maturity date(s) first. If such fixed maturity option amounts are insufficient, we will deduct all or a portion of the charge from the account for special dollar cost averaging (for Accumulator® and Accumulator® EliteSM contracts) or the account for special money market dollar cost averaging (for Accumulator® PlusSM and Accumulator® SelectSM contracts).

If the contract is surrendered or annuitized or a death benefit is paid on a date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year. A market value adjustment will apply to deductions from the fixed maturity options.

Please note that if you elected the Guaranteed minimum income benefit, you can only exercise the benefit during the 30 day period following your contract date anniversary. Therefore, if your account value is not sufficient to pay these charges and any other fees on your next contract date anniversary, your contract will be terminated without value and you will not have an opportunity to exercise your Guaranteed minimum income benefit unless the no lapse guarantee provision under your contract is still in effect. See “Effect of your account value falling to zero” in “Determining your contract’s value” earlier in this Prospectus.

Special services charges

We deduct a charge for providing the special services described below. These charges compensate us for the expense of processing each special service. For certain services, we will deduct from your account value any withdrawal charge that applies and the charge for the special service. Please note that we may discontinue some or all of these services without notice.

Wire transfer charge.  We charge $90 for outgoing wire transfers. Unless you specify otherwise, this charge will be deducted from the amount you request.

Express mail charge.  We charge $35 for sending you a check by express mail delivery. This charge will be deducted from the amount you request.

Duplicate contract charge.  We charge $35 for providing a copy of your contract. The charge for this service can be paid (i) using a credit card acceptable to us, (ii) by sending a check to our processing office, or (iii) by any other means we make available to you.

Withdrawal charge

(For Accumulator®, Accumulator® PlusSM and Accumulator® EliteSM contracts only )

A withdrawal charge applies in two circumstances: (1) if you make one or more withdrawals during a contract year that, in total, exceed the 10% free withdrawal amount, described below, or (2) if you surrender your contract to receive its cash value. For more information about the withdrawal charge if you select an annuity payout option, see ‘‘Your annuity payout options — The amount applied to purchase an annuity payout option’’ in ‘‘Accessing your money’’ earlier in the Prospectus. For Accumulator® PlusSM contracts, a portion of this charge also compensates us for the contract credit. For a discussion of the credit, see ‘‘Credits’’ in ‘‘Contract features and benefits’’ earlier in this Prospectus. We expect to make a profit from this charge.

The withdrawal charge equals a percentage of the contributions withdrawn. For Accumulator® PlusSM contracts, we do not consider credits to be contributions. Therefore, there is no withdrawal charge associated with a credit.

The percentage of the withdrawal charge that applies to each contribution depends on how long each contribution has been invested in the contract. We determine the withdrawal charge separately for each contribution according to the following table:

Withdrawal charge as a % of contribution Contract Year
	1	2	3	4	5		6	7	8		9+

Accumulator®	7%	7%	6%	6%	5%		3%	1%	0%	(1)	—

Accumulator® PlusSM	8%	8%	7%	7%	6%		5%	4%	3%		0%	(2)

Accumulator® EliteSM	8%	7%	6%	5%	0%	(3)	—	—	—		—
(1)	Charge does not apply in the 8th and subsequent contract years following contribution.
(2)	Charge does not apply in the 9th and subsequent contract years following contribution.
(3)	Charge does not apply in the 5th and subsequent contract years following contribution.

69

For purposes of calculating the withdrawal charge, we treat the contract year in which we receive a contribution as ‘‘contract year 1,’’ and the withdrawal charge is reduced or expires on each applicable contract date anniversary. Amounts withdrawn that are not subject to the withdrawal charge are not considered withdrawals of any contribution. We also treat contributions that have been invested the longest as being withdrawn first. We treat contributions as withdrawn before earnings for purposes of calculating the withdrawal charge. However, federal income tax rules treat earnings under your contract as withdrawn first. See ‘‘Tax information’’ later in this Prospectus.

Please see Appendix VII later in this Prospectus for possible withdrawal charge schedule variations in your state.

In order to give you the exact dollar amount of the withdrawal you request, we deduct the amount of the withdrawal and the withdrawal charge from your account value. Any amount deducted to pay withdrawal charges is also subject to that same withdrawal charge percentage. We deduct the charge in proportion to the amount of the withdrawal subtracted from each investment option. The withdrawal charge helps cover our sales expenses.

For purposes of calculating reductions in your guaranteed benefits and associated benefit bases, the withdrawal amount includes both the withdrawal amount paid to you and the amount of the withdrawal charge deducted from your account value. For more information, see ‘‘Guaranteed minimum death benefit and Guaranteed minimum income benefit base’’ and ‘‘How withdrawals affect your Guaranteed minimum income benefit and Guaranteed minimum death benefit’’ earlier in this Prospectus.

The withdrawal charge does not apply in the circumstances described below.

10% free withdrawal amount.  Each contract year you can withdraw up to 10% of your account value without paying a withdrawal charge. The 10% free withdrawal amount is determined using your account value at the beginning of each contract year. In the first contract year, the 10% free withdrawal amount is determined using all contributions received in the first 90 days of the contract year. Additional contributions during the contract year do not increase your 10% free withdrawal amount. The 10% free withdrawal amount does not apply if you surrender your contract except where required by law.

For Accumulator® and Accumulator® EliteSM NQ contracts issued to a charitable remainder trust, the free withdrawal amount will equal the greater of: (1) the current account value less contributions that have not been withdrawn (earnings in the contract) and (2) the 10% free withdrawal amount defined above.

Certain withdrawals. If you elected the Guaranteed minimum income benefit and/or the Greater of 6 1/2% (or 6%, if applicable) Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit, the withdrawal charge will be waived for any withdrawal that, together with any prior withdrawals made during the contract year, does not exceed 6 1/2% (or 6%, if applicable) of the beginning of contract year 6 1/2% (or 6%, if applicable) Roll-Up to age 85 benefit base, even if such withdrawals exceed the free withdrawal amount. Also, a withdrawal charge does not apply to a withdrawal that exceeds 6 1/2% (or 6%, if applicable) of the beginning of contract year 6 1/2% (or 6%, if applicable) Roll-Up to age 85 benefit base as long as it does not exceed the free withdrawal amount. If you are age 76-80 at issue and elected the Greater of 3% Roll-Up to age 85 or the Annual Ratchet to age 85 enhanced death benefit, this waiver applies to withdrawals up to 3% of the beginning of the contract year 3% Roll-Up to age 85 benefit base. If your withdrawal exceeds the amount described above, this waiver is not applicable to that withdrawal or to any subsequent withdrawals for the life of the contract.

If you elect the Guaranteed withdrawal benefit for life, we will waive any withdrawal charge for any withdrawals during the contract year up to the Guaranteed annual withdrawal amount, even if such withdrawals exceed the free withdrawal amount. However, each withdrawal reduces the free withdrawal amount for that contract year by the amount of the withdrawal. Also, a withdrawal charge does not apply to a withdrawal that exceeds the Guaranteed annual withdrawal amount as long as it does not exceed the free withdrawal amount. Withdrawal charges, if applicable, are applied to the amount of the withdrawal that exceeds both the free withdrawal amount and the Guaranteed annual withdrawal amount.

Disability, terminal illness, or confinement to nursing home. The withdrawal charge also does not apply if:

(i)	An owner (or older joint owner, if applicable) has qualified to receive Social Security disability benefits as certified by the Social Security Administration; or

(ii)	We receive proof satisfactory to us (including certification by a licensed physician) that an owner’s (or older joint owner’s, if applicable) life expectancy is six months or less; or

(iii)

An owner (or older joint owner, if applicable) has been confined to a nursing home for more than 90 days (or such other period, as required in your state) as verified by a licensed physician. A nursing home for this purpose means one that is (a) approved by Medicare as a provider of skilled nursing care service, or (b) licensed as a skilled nursing home by the state or territory in which it is located (it must be within the United States, Puerto Rico, or U.S. Virgin Islands) and meets all of the following:

—	its main function is to provide skilled, intermediate, or custodial nursing care;

—	it provides continuous room and board to three or more persons;

—	it is supervised by a registered nurse or licensed practical nurse;

—	it keeps daily medical records of each patient;

70

—	it controls and records all medications dispensed; and

—	its primary service is other than to provide housing for residents.

We reserve the right to impose a withdrawal charge, in accordance with your contract and applicable state law, if the conditions described in (i), (ii) or (iii) above existed at the time a contribution was remitted or if the condition began within 12 months of the period following remittance. Some states may not permit us to waive the withdrawal charge in the above circumstances, or may limit the circumstances for which the withdrawal charge may be waived. Your financial professional can provide more information or you may contact our processing office.

Guaranteed minimum death benefit charge

Annual Ratchet to age 85.  If you elect the Annual Ratchet to age 85 enhanced death benefit, we deduct a charge annually from your account value on each contract date anniversary for which it is in effect. The charge is equal to 0.25% of the Annual Ratchet to age 85 benefit base. Although the Annual Ratchet to age 85 death benefit will no longer increase after age 85, we will continue to deduct this charge as long as your enhanced death benefit is in effect.

Greater of 6 1/2% Roll-Up to age 85 or Annual Ratchet to age 85.  If you elect this enhanced death benefit, we deduct a charge annually from your account value on each contract date anniversary for which it is in effect. The charge is equal to 0.80% of the greater of the 6 1/2% Roll-Up to age 85 or the Annual Ratchet to age 85 benefit base. Although this enhanced death benefit will no longer increase after age 85, we will continue to deduct this charge as long as your enhanced death benefit is in effect.

If you opt to reset your Roll-Up benefit base on any contract date anniversary, we will increase the charge for this enhanced death benefit to 0.95% of the applicable benefit base. You will be notified of the increased charge at the time we notify you of your eligibility to reset. The fee increase effective date will be the date on which the new charge becomes effective on your contract and is the first day of the contract year following the date on which the reset occurs. The increased charge is first assessed on the contract date anniversary that follows the fee increase effective date and on all contract date anniversaries thereafter unless a prorated charge becomes applicable earlier in the contract year. The fee increase will not apply to your contract if you have not reset since April 1, 2013 and you opt out of the reset option prior to your contract date anniversary.

Greater of 6% Roll-Up to age 85 or Annual Ratchet to age 85.  If you elect this enhanced death benefit, we deduct a charge annually from your account value on each contract date anniversary for which it is in effect. The charge is equal to 0.65% of the greater of the 6% Roll-Up to age 85 or the Annual Ratchet to age 85 benefit base.

If you opt to reset your Roll-Up benefit base on your contract date anniversary, we will increase the charge for this enhanced death benefit to 0.80% of the applicable benefit base. You will be notified of the increased charge at the time we notify you of your eligibility to reset. The fee increase effective date will be the date on which the new charge becomes effective on your contract and is the first day of the contract year following the date on which the reset occurs. The increased charge is first assessed on the contract date anniversary that follows the fee increase effective date and on all contract date anniversaries thereafter unless a prorated charge becomes applicable earlier in the contract year. The fee increase will not apply to your contract if you have not reset since April 1, 2013 and you opt out of the reset option prior to your contract date anniversary.

Greater of 3% Roll-Up to age 85 or Annual Ratchet to age 85.  If you elect this enhanced death benefit, we deduct a charge annually from your account value on each contract date anniversary for which it is in effect. The charge is equal to 0.65% of the greater of the 3% Roll-Up to age 85 or the Annual Ratchet to age 85 benefit base.

GWBL Enhanced death benefit.  This death benefit is only available if you elect the GWBL option. If you elect this enhanced death benefit, we deduct a charge annually from your account value on each contract date anniversary. The charge is equal to 0.30% of the GWBL Enhanced death benefit base.

How we deduct these charges.  We will deduct these charges from your value in the variable investment options (or, if applicable, the permitted variable investment options) and the guaranteed interest option on a pro rata basis (see Appendix VII later in this Prospectus to see if deducting these charges from the guaranteed interest option is permitted in your state). If those amounts are insufficient, we will deduct all or a portion of these charges from the fixed maturity options (if applicable) in the order of the earliest maturity date(s) first. A market value adjustment will apply to deductions from the fixed maturity options. If such fixed maturity option amounts are still insufficient, we will deduct all or a portion of these charges from the account for special dollar cost averaging (for Accumulator® and Accumulator® EliteSM contracts) or the account for special money market dollar cost averaging (for Accumulator® PlusSM and Accumulator® SelectSM contracts).

If the contract is surrendered or annuitized or a death benefit is paid on a date other than a contract date anniversary, we will deduct a pro rata portion of these charges for that year.

Please note that if you elected the Guaranteed minimum income benefit, you can only exercise the benefit during the 30 day period following your contract date anniversary. Therefore, if your account value is not sufficient to pay these charges and any other fees on your next contract date anniversary, your contract will be terminated without value and you will not have an opportunity to exercise your Guaranteed minimum income benefit unless the no lapse guarantee provision under your contract is still in effect. See “Effect of your account value falling to zero” in “Determining your contract’s value” earlier in this Prospectus.

71

Standard death benefit and GWBL Standard death benefit.  There is no additional charge for these standard death benefits.

Principal guarantee benefits charge

If you purchase a PGB, we deduct a charge annually from your account value on each contract date anniversary on which you are participating in a PGB. The charge is equal to 0.50% of the account value for the 100% Principal guarantee benefit and 0.75% of the account value for the 125% Principal guarantee benefit. We will continue to deduct the charge until your benefit maturity date. We will deduct this charge from your value in the permitted variable investment options and the guaranteed interest option (see Appendix VII later in this Prospectus to see if deducting this charge from the guaranteed interest option is permitted in your state) on a pro rata basis. If such amounts are insufficient, we will deduct all or a portion of this charge from the account for special dollar cost averaging (for Accumulator® and Accumulator® EliteSM contracts) or the account for special money market dollar cost averaging (for Accumulator® PlusSM and Accumulator® SelectSM contracts).

If the contract is surrendered or annuitized or a death benefit is paid on a date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year.

If your account value is insufficient to pay this charge on your contract date anniversary, your contract will terminate without value and you will lose any applicable guaranteed benefits except as noted under ‘‘Effect of your account value falling to zero’’ in ‘‘Determining your contract’s value’’ earlier in this Prospectus.

Guaranteed minimum income benefit charge

If you elect the Guaranteed minimum income benefit, we deduct a charge annually from your account value on each contract date anniversary until such time as you exercise the Guaranteed minimum income benefit, elect another annuity payout option, or the contract date anniversary after the owner (or older joint owner, if applicable) reaches age 85, whichever occurs first.

If you elect the Guaranteed minimum income benefit that includes the 6 1/2% Roll-Up benefit base, the charge is equal to 0.80% of the applicable benefit base on the contract date anniversary. If you elect the Guaranteed minimum income benefit that includes the 6% Roll-Up benefit base, the charge is equal to 0.65% of the applicable benefit base.

If you opt to reset your Roll-Up benefit base on any contract date anniversary, we will increase the charge for this benefit up to a maximum of 1.10% for the benefit that includes the 6 1/2% Roll-Up benefit base or 0.95% for the benefit that includes the 6% Roll-Up benefit base. You will be notified of the increased charge at the time we notify you of your eligibility to reset. The fee increase effective date will be the date on which the new charge becomes effective on your contract and is the first day of the contract year following the date on which the reset occurs. The increased charge is first assessed on the contract date anniversary that follows the fee increase effective date and on all contract date anniversaries thereafter unless a prorated charge becomes applicable earlier in the contract year. The fee increase will not apply to your contract if you have not reset since April 1, 2013 and you opt out of the reset option prior to your contract date anniversary.

We will deduct this charge from your value in the variable investment options and the guaranteed interest option on a pro rata basis (see Appendix VII later in this Prospectus to see if deducting this charge from the guaranteed interest option is permitted in your state). If those amounts are insufficient, we will deduct all or a portion of the charge from the fixed maturity options in the order of the earliest maturity date(s) first. A market value adjustment will apply to deductions from the fixed maturity options. If such fixed maturity option amounts are still insufficient, we will deduct all or a portion of the charge from the account for special dollar cost averaging (for Accumulator® and Accumulator® EliteSM contracts) or the account for special money market dollar cost averaging (for Accumulator® PlusSM and Accumulator® SelectSM contracts).

If the contract is surrendered or annuitized or a death benefit is paid on a date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year.

Please note that you can only exercise the Guaranteed minimum income benefit during the 30 day period following your contract date anniversary. Therefore, if your account value is not sufficient to pay this charge and any other fees on your next contract date anniversary, your contract will be terminated without value and you will not have an opportunity to exercise your Guaranteed minimum income benefit unless the no lapse guarantee provision under your contract is still in effect. See “Effect of your account value falling to zero” in “Determining your contract’s value” earlier in this Prospectus.

Earnings enhancement benefit charge

If you elect the Earnings enhancement benefit, we deduct a charge annually from your account value on each contract date anniversary for which it is in effect. The charge is equal to 0.35% of the account value on each contract date anniversary. We will deduct this charge from your value in the variable investment options and the guaranteed interest option on a pro rata basis. If those amounts are insufficient, we will deduct all or a portion of the charge from the fixed maturity options in the order of the earliest maturity date(s) first. If such fixed maturity option amounts are insufficient, we will deduct all or a portion of the charge from the account for special dollar cost averaging (for Accumulator® and Accumulator® EliteSM contracts) or the account for special money market dollar cost averaging (for Accumulator® PlusSM and Accumulator® SelectSM contracts).

If the contract is surrendered or annuitized or a death benefit is paid on a date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year.

72

A market value adjustment will apply to deductions from the fixed maturity options. Although the value of your Earnings enhancement benefit will no longer increase after age 80, we will continue to deduct the charge for this benefit as long as it remains in effect.

Please note that if you elected the Guaranteed minimum income benefit, you can only exercise the benefit during the 30 day period following your contract date anniversary. Therefore, if your account value is not sufficient to pay this charge and any other fees on your next contract date anniversary, your contract will be terminated without value and you will not have an opportunity to exercise your Guaranteed minimum income benefit unless the no lapse guarantee provision under your contract is still in effect. See “Effect of your account value falling to zero” in “Determining your contract’s value” earlier in this Prospectus.

Guaranteed withdrawal benefit for life benefit charge

If you elect the Guaranteed withdrawal benefit for life (‘‘GWBL’’), we deduct a charge annually as a percentage of your GWBL benefit base on each contract date anniversary. If you elect the Single Life option, the charge is equal to 0.65%. If you elect the Joint Life option, the charge is equal to 0.80%. We will deduct this charge from your value in the permitted variable investment options and the guaranteed interest option on a pro rata basis. (See Appendix VII later in this Prospectus to see if deducting this charge from the guaranteed interest option is permitted in your state.) If those amounts are insufficient, we will deduct all or a portion of the charge from the account for special dollar cost averaging (for Accumulator® and Accumulator® EliteSM contracts) or the account for special money market dollar cost averaging (for Accumulator® PlusSM and Accumulator® SelectSM contracts).

If the contract is surrendered or annuitized or a death benefit is paid on a date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year.

GWBL benefit base Annual Ratchet charge.  If your GWBL benefit base ratchets, we will increase the charge at the time of an Annual Ratchet to the maximum charge permitted under the contract. The maximum charge for the Single Life option is 0.80%. The maximum charge for the Joint Life option is 0.95%. The fee increase effective date will be the date on which the new charge becomes effective on your contract and is the first day of the contract year following the date on which the reset occurs. The increased charge is first assessed on the contract date anniversary that follows the fee increase effective date and on all contract date anniversaries thereafter unless a prorated charge becomes applicable earlier in the contract year. We will permit you to opt out of the ratchet if the charge increases.

For Joint life contracts, if the successor owner or joint annuitant is dropped before you take your first withdrawal, we will adjust the charge at that time to reflect a Single life. If the successor owner or joint annuitant is dropped after withdrawals begin, the charge will continue based on a Joint life.

Charges for state premium and other applicable taxes

We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. Generally, we deduct the charge from the amount applied to provide an annuity pay-out option. The current tax charge that might be imposed varies by jurisdiction and ranges from 0% to 3.5%.

Charges that the Trusts deduct

The Trusts deduct charges for the following types of fees and expenses:

•	Management fees.

•	12b-1 fees.

•	Operating expenses, such as trustees’ fees, independent public accounting firms’ fees, legal counsel fees, administrative service fees, custodian fees and liability insurance.

•	Investment-related expenses, such as brokerage commissions.

These charges are reflected in the daily share price of each Portfolio. Since shares of each Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options and are reflected in their unit values. Certain Portfolios available under the contract in turn invest in shares of other Portfolios of EQ Premier VIP Trust and EQ Advisors Trust and/or shares of unaffiliated portfolios (collectively, the ‘‘underlying portfolios’’). The underlying portfolios each have their own fees and expenses, including management fees, operating expenses, and investment related expenses such as brokerage commissions. For more information about these charges, please refer to the prospectuses for the Trusts.

Group or sponsored arrangements

For certain group or sponsored arrangements, we may reduce the withdrawal charge (if applicable under your Accumulator® Series contract) or the mortality and expense risks charge, or change the minimum initial contribution requirements. We also may change the Guaranteed minimum income benefit or the Guaranteed minimum death benefit, or offer variable investment options that invest in shares of the Trusts that are not subject to the 12b-1 fee. If permitted under the terms of our exemptive order regarding the Accumulator® PlusSM bonus feature, we may also change the crediting percentage that applies to contributions. Group arrangements include those in which a trustee or an employer, for example, purchases contracts covering a group of individuals on a group basis. Group arrangements are not available for IRA contracts. Sponsored arrangements include those in which an employer allows us to sell contracts to its employees or retirees on an individual basis.

Our costs for sales, administration and mortality generally vary with the size and stability of the group or sponsoring organization, among other factors. We take all these factors

73

into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, such as requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy contracts or that have been in existence less than six months will not qualify for reduced charges.

We also may establish different rates to maturity for the fixed maturity options under different classes of contracts for group or sponsored arrangements.

We will make these and any similar reductions according to our rules in effect when we approve a contract for issue. We may change these rules from time to time. Any variation will reflect differences in costs or services and will not be unfairly discriminatory.

Group or sponsored arrangements may be governed by federal income tax rules, the Employee Retirement Income Security Act of 1974 (‘‘ERISA’’) or both. We make no representations with regard to the impact of these and other applicable laws on such programs. We recommend that employers, trustees, and others purchasing or making contracts available for purchase under such programs seek the advice of their own legal and benefits advisers.

Other distribution arrangements

We may reduce or eliminate charges when sales are made in a manner that results in savings of sales and administrative expenses, such as sales through persons who are compensated by clients for recommending investments and who receive no commission or reduced commissions in connection with the sale of the contracts. We will not permit a reduction or elimination of charges where it would be unfairly discriminatory.

74

6. Payment of death benefit

Your beneficiary and payment of benefit

You designate your beneficiary when you apply for your contract. You may change your beneficiary at any time during your lifetime and while the contract is in force. The change will be effective as of the date the written request is executed, whether or not you are living on the date the change is received in our processing office. We are not responsible for any beneficiary change request that we do not receive. We will send you a written confirmation when we receive your request.

Under jointly owned contracts, the surviving owner is considered the beneficiary, and will take the place of any other beneficiary. Under a contract with a non-natural owner that has joint annuitants, the surviving annuitant is considered the beneficiary, and will take the place of any other beneficiary. You may be limited as to the beneficiary you can designate in a Rollover TSA contract. In a QP contract, the beneficiary must be the plan trust. Where an NQ contract is owned for the benefit of a minor pursuant to the Uniform Gift to Minors Act or the Uniform Transfers to Minors Act, the beneficiary must be the estate of the minor. Where an IRA contract is owned in a custodial individual retirement account, the custodian must be the beneficiary.

The death benefit is equal to your account value (without adjustment for any otherwise applicable negative market value adjustment) or, if greater, the applicable Guaranteed minimum death benefit. In either case, the death benefit is increased by any amount applicable under the Earnings enhancement benefit. We determine the amount of the death benefit (other than the applicable Guaranteed minimum death benefit) and any amount applicable under the Earnings enhancement benefit, as of the date we receive satisfactory proof of the owner’s (or older joint owner’s, if applicable) death, any required instructions for the method of payment, forms necessary to effect payment and any other information we may require. However, this is not the case if the sole primary beneficiary of your contract is your spouse and he or she decides to roll over the death benefit to another contract issued by us. See “Effect of the owner’s death” below. For Accumulator® PlusSM contracts, the account value used to determine the death benefit and the Earnings enhancement benefit will first be reduced by the amount of any credits applied in the one-year period prior to the owner’s (or older joint owner’s, if applicable) death. The amount of the applicable Guaranteed minimum death benefit will be such Guaranteed minimum death benefit as of the date of the owner’s (or older joint owner’s, if applicable) death adjusted for any subsequent withdrawals. For Roll-over TSA contracts with outstanding loans, we will reduce the amount of the death benefit by the amount of the outstanding loan, including any accrued but unpaid interest on the date that the death benefit payment is made. Payment of the death benefit terminates the contract.

When we use the terms owner and joint owner, we intend these to be references to annuitant and joint annuitant, respectively, if the contract has a non-natural owner. If the contract is jointly owned or is issued to a non-natural owner and the GWBL has not been elected, the death benefit is payable upon the death of the older joint owner or older joint annuitant, as applicable. Under contracts with GWBL, the terms Owner and Successor Owner are intended to be references to Annuitant and Joint Annuitant, respectively, if the contract has a non-natural owner.

Subject to applicable laws and regulations, you may impose restrictions on the timing and manner of the payment of the death benefit to your beneficiary. For example, your beneficiary designation may specify the form of death benefit payout (such as a life annuity), provided the payout you elect is one that we offer both at the time of designation and when the death benefit is payable. In general, the beneficiary will have no right to change the election.

You should be aware that (i) in accordance with current federal income tax rules, we apply a predetermined death benefit annuity payout election only if payment of the death benefit amount begins within one year following the date of death, which payment may not occur if the beneficiary has failed to provide all required information before the end of that period, (ii) we will not apply the predetermined death benefit payout election if doing so would violate any federal income tax rules or any other applicable law, and (iii) a beneficiary or a successor owner who continues the contract under one of the continuation options described below will have the right to change your annuity payout election.

In general, if the annuitant dies, the owner (or older joint owner, if applicable) will become the annuitant, and the death benefit is not payable. If the contract had joint annuitants, it will become a single annuitant contract.

Effect of the owner’s death

In general, if the owner dies while the contract is in force, the contract terminates and the applicable death benefit is paid. If the contract is jointly owned, the death benefit is payable upon the death of the older owner. For Joint Life contracts with GWBL, the death benefit is paid to the beneficiary at the death of the second to die of the owner and successor owner. No death benefit will be payable upon or after the contract’s Annuity maturity date, which will never be later than the contract date anniversary following your 95th birthday.

There are various circumstances, however, in which the contract can be continued by a successor owner or under a Beneficiary continuation option (‘‘BCO’’). For contracts with

75

spouses who are joint owners, the surviving spouse will automatically be able to continue the contract under the ‘‘Spousal continuation’’ feature or under our Beneficiary continuation option, as discussed below. For contracts with non-spousal joint owners, the joint owner will be able to continue the contract as a successor owner subject to the limitations discussed below under ‘‘Non-spousal joint owner contract continuation.’’

If you are the sole owner, your surviving spouse may have the option to:

•	take the death benefit proceeds in a lump sum;

•	continue the contract as a successor owner under “Spousal continuation” (if your spouse is the sole primary beneficiary) or under our Beneficiary continuation option, as discussed below; or

•	roll the death benefit proceeds over into another contract.

If your surviving spouse rolls over the death benefit proceeds into a contract issued by us, the amount of the death benefit will be calculated as of the date we receive all requirements necessary to issue your spouse’s new contract. Any death proceeds will remain invested in this contract until your spouse’s new contract is issued. The amount of the death benefit will be calculated to equal the greater of the account value (as of the date your spouse’s new contract is issued) and the applicable guaranteed minimum death benefit (as of the date of your death). This means that the death benefit proceeds could vary up or down, based on investment performance, until your spouse’s new contract is issued.

If the surviving joint owner is not the surviving spouse, or, for single owner contracts, if the beneficiary is not the surviving spouse, federal income tax rules generally require payments of amounts under the contract to be made within five years of an owner’s death (the ‘‘5-year rule’’). In certain cases, an individual beneficiary or non-spousal surviving joint owner may opt to receive payments over his/her life (or over a period not in excess of his/her life expectancy) if payments commence within one year of the owner’s death. Any such election must be made in accordance with our rules at the time of death. If the beneficiary of a contract with one owner or a younger non-spousal joint owner continues the contract under the 5-year rule, in general, all guaranteed benefits and their charges will end. If a PGB election is in effect upon your death with a benefit maturity date of less than five years from the date of death, it will remain in effect. For more information on non-spousal joint owner contract continuation, see the section immediately below.

Non-spousal joint owner contract continuation

Upon the death of either owner, the surviving joint owner becomes the sole owner.

Any death benefit (if the older owner dies first) or cash value (if the younger owner dies first) must be fully paid to the surviving joint owner within five years. The surviving owner may instead elect to receive a life annuity, provided payments begin within one year of the deceased owner’s death. If the life annuity is elected, the contract and all benefits terminate.

If the older owner dies first, we will increase the account value to equal the Guaranteed minimum death benefit, if higher, and by the value of the Earnings enhancement benefit. The surviving owner can elect to (1) take a lump sum payment; (2) annuitize within one year; (3) continue the contract for up to five years; or (4) continue the contract under the Beneficiary continuation option. For Accumulator® PlusSM contracts, if any contributions are made during the one-year period prior to the owner’s death, the account value will first be reduced by any credits applied to any such contributions.

If the contract continues, the Guaranteed minimum death benefit and charge and the Guaranteed minimum income benefit and charge will then be discontinued. Withdrawal charges, if applicable under your Accumulator® Series contract, will no longer apply, and no additional contributions will be permitted.

If the younger owner dies first, the surviving owner can elect to (1) take a lump sum payment; (2) annuitize within one year; (3) continue the contract for up to five years; or (4) continue the contract under the Beneficiary continuation option. If the contract continues, the death benefit is not payable, and the Guaranteed minimum death benefit and the Earnings enhancement benefit, if applicable, will continue without change. If the Guaranteed minimum income benefit cannot be exercised within the period required by federal tax laws, the benefit and charge will terminate as of the date we receive proof of death. Withdrawal charges, if applicable under your Accumulator® Series contract, will continue to apply and no additional contributions will be permitted.

Upon the death of either owner, if the surviving owner elects the 5-year rule and a PGB was in effect upon the owner’s death with a maturity date of more than five years from the date of death, we will terminate the benefit and the charge.

Spousal continuation

If you are the contract owner and your spouse is the sole primary beneficiary or you jointly own the contract with your younger spouse, or if the contract owner is a non-natural person and you and your younger spouse are joint annuitants, your spouse may elect to continue the contract as successor owner upon your death. Spousal beneficiaries (who are not also joint owners) must be 85 or younger as of the date of the deceased spouse’s death in order to continue the contract under Spousal continuation. The determination of spousal status is made under applicable state law. However, in the event of a conflict between federal and state law, we follow federal rules.

Upon your death, the younger spouse joint owner (for NQ contracts only) or the spouse beneficiary (under a Single owner contract) may elect to receive the death benefit,

76

continue the contract under our Beneficiary continuation option (as discussed below in this section) or continue the contract, as follows:

•

As of the date we receive satisfactory proof of your death, any required instructions, information and forms necessary, we will increase the account value to equal the elected Guaranteed minimum death benefit as of the date of your death if such death benefit is greater than such account value, plus any amount applicable under the Earnings enhancement benefit, and adjusted for any subsequent withdrawals. For Accumulator® PlusSM contracts, if any contributions are made during the one-year period prior to the owner’s death, the account value will first be reduced by any credits applied to any such contributions. The increase in the account value will be allocated to the investment options according to the allocation percentages we have on file for your contract.

•

In general, withdrawal charges will no longer apply to contributions made before your death. Withdrawal charges will apply if additional contributions are made. Please note that withdrawal charges do not apply to Accumulator® SelectSM contract owners.

•	The applicable Guaranteed minimum death benefit option may continue as follows:

—

If you elected either the Annual Ratchet to age 85 or the Greater of 6 1/2% (or 6%) Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit, and if your surviving spouse is age 75 or younger on the date of your death, and you were age 84 or younger at death, the enhanced death benefit continues and will continue to grow according to its terms until the contract date anniversary following the date the surviving spouse reaches age 85. The charge for the enhanced death benefit will continue to apply, even after the enhanced death benefit no longer rolls up or is no longer eligible for resets. If you were age 85 or older at death, we will reinstate the Guaranteed minimum death benefit you elected. The benefit base (which had previously been frozen at age 85) will now continue to grow according to its terms until the contract date anniversary following the date the surviving spouse reaches age 85. The charge for the applicable Guaranteed minimum death benefit will continue to apply, even after the Guaranteed minimum death benefit no longer rolls up or is no longer eligible for resets.

—

If you elected the Greater of 3% Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit, and your surviving spouse is age 80 or younger at the date of your death, and you were age 84 or younger at death, the enhanced death benefit continues and will grow according to its terms until the contract date anniversary following the surviving spouse’s 85th birthday. The charge for the enhanced death benefit will continue to apply, even after the enhanced death benefit no longer rolls up or is no longer eligible for resets. If you were age 85 or older at death, we will reinstate the enhanced death benefit you elected. The benefit base (which had been previously frozen at age 85) will now continue to grow according to its terms until the contract date anniversary following the surviving spouse’s 85th birthday. The charge for the enhanced death benefit will continue to apply, even after the enhanced death benefit no longer rolls up or is no longer eligible for resets.

—

If the Guaranteed minimum death benefit continues, the Roll-Up benefit base reset, if applicable, will be based on the surviving spouse’s age at the time of your death. The next available reset will be based on the contract issue date or last reset, as applicable.

—

If you elected either the Annual Ratchet to age 85 or the Greater of the 6 1/2% (or 6%) Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit and your surviving spouse is age 76 or older on the date of your death, the enhanced death benefit will be frozen, which means:

∎

On the date your spouse elects to continue the contract, the value of the enhanced death benefit will be set to equal the amount of the enhanced death benefit base on the date of your death. If your account value is higher than the enhanced death benefit base on the date of your death, the enhanced death benefit base will not be increased to equal your account value.

∎	The enhanced death benefit will no longer be eligible to increase, and will be subject to pro rata reduction for any subsequent withdrawals.

∎	The charge for the enhanced death benefit will be discontinued.

∎	Upon the death of your spouse, the beneficiary will receive, as of the date of death, the greater of the account value and the value of the Guaranteed minimum death benefit.

—

If you elected the Greater of the 3% Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit and your surviving spouse is 81 or older, the enhanced death benefit will be frozen, which means:

∎

On the date your spouse elects to continue the contract, the value of the enhanced death benefit will be set to equal the amount of the enhanced death benefit base on the date of your death. If your account value is higher than the enhanced death benefit base on the date of your death, the enhanced death benefit base will not be increased to equal your account value.

77

∎	The enhanced death benefit will no longer be eligible to increase, and will be subject to pro rata reduction for any subsequent withdrawals.

∎	The charge for the enhanced death benefit will be discontinued.

∎	Upon the death of your spouse, the beneficiary will receive, as of the date of death, the greater of the account value and the value of the Guaranteed minimum death benefit.

—

In all cases, whether the Guaranteed minimum death benefit continues or is discontinued, if your account value is lower than the Guaranteed minimum death benefit base on the date of your death, your account value will be increased to equal the Guaranteed minimum death benefit base.

—

For single owner contracts with the GWBL Enhanced death benefit, we will discontinue the benefit and charge. However, we will freeze the GWBL Enhanced death benefit base as of the date of your death (less subsequent withdrawals), and pay it upon your spouse’s death.

•

The Earnings enhancement benefit will be based on the surviving spouse’s age at the date of the deceased spouse’s death for the remainder of the life of the contract. If the benefit had been previously frozen because the older spouse had attained age 80, it will be reinstated if the surviving spouse is age 75 or younger. The benefit is then frozen on the contract date anniversary after the surviving spouse reaches age 80. If the surviving spouse is age 76 or older, the benefit and charge will be discontinued.

•	If elected, PGB continues and is based on the same benefit maturity date and guaranteed amount that was guaranteed.

•

The Guaranteed minimum income benefit may continue if the benefit had not already terminated and the benefit will be based on the surviving spouse’s age at the date of the deceased spouse’s death. See ‘‘Guaranteed minimum income benefit’’ in ‘‘Contract features and benefits’’ earlier in this Prospectus. If the GMIB continues, the charge for the GMIB will continue to apply.

•

If you elect the Guaranteed withdrawal benefit for life on a Joint life basis, the benefit and charge will remain in effect and no death benefit is payable until the death of the surviving spouse. Withdrawal charges, if applicable under your Accumulator® Series contract, will continue to apply to all contributions made prior to the deceased spouse’s death. No additional contributions will be permitted. If you elect the Guaranteed withdrawal benefit for life on a Single life basis, the benefit and charge will terminate.

•	If the deceased spouse was the annuitant, the surviving spouse becomes the annuitant. If the deceased spouse was a joint annuitant, the contract will become a single annuitant contract.

Where an NQ contract is owned by a Living Trust, as defined in the contract, and at the time of the annuitant’s death the annuitant’s spouse is the sole beneficiary of the Living Trust, the Trustee, as owner of the contract, may request that the spouse be substituted as annuitant as of the date of the annuitant’s death. No further change of annuitant will be permitted.

Where an IRA contract is owned in a custodial individual retirement account, and your spouse is the sole beneficiary of the account, the custodian may request that the spouse be substituted as annuitant after your death.

For jointly owned NQ contracts, if the younger spouse dies first no death benefit is paid, and the contract continues as follows:

•	The Guaranteed minimum death benefit, the Earnings enhancement benefit and the Guaranteed minimum income benefit continue to be based on the older spouse’s age for the life of the contract.

•	If the deceased spouse was the annuitant, the surviving spouse becomes the annuitant. If the deceased spouse was a joint annuitant, the contract will become a single annuitant contract.

•	If a PGB had been elected, the benefit continues and is based on the same benefit maturity date and guaranteed amount.

•	If you elect the Guaranteed withdrawal benefit for life, the benefit and charge will remain in effect and no death benefit is payable until the death of the surviving spouse.

•	The withdrawal charge schedule remains in effect. Please note that withdrawal charges do not apply to Accumulator® SelectSM contracts.

If you divorce, Spousal continuation does not apply.

Beneficiary continuation option

This feature permits a designated individual, on the contract owner’s death, to maintain a contract with the deceased contract owner’s name on it and receive distributions under the contract, instead of receiving the death benefit in a single sum. We make this option available to beneficiaries under traditional IRA, Roth IRA and NQ contracts, subject to state availability. Depending on the beneficiary, this option may be restricted or may no longer be available for deaths after December 31, 2019, due to legislation enacted at the end of 2019. Please speak with your financial professional or see Appendix VII later in this Prospectus for further information.

Where an IRA contract is owned in a custodial individual retirement account, the custodian may reinvest the death benefit in an individual retirement annuity contract, using the account beneficiary as the annuitant. Please speak with your financial professional for further information. For Joint life contracts with GWBL, the beneficiary continuation option is only available after the death of the second owner.

78

The following describes the “Beneficiary continuation option for traditional IRA and Roth IRA contracts only” as in effect prior to legislation enacted at the end of 2019. Legislation enacted at the end of 2019 has changed key aspects of post-death distributions from tax qualified and tax favored contracts such as IRAs. After regulatory guidance is issued on this legislation, we anticipate making changes beginning in 2020 to our contracts to reflect these legislative changes. We may be required in certain cases to pay benefits faster under existing contracts.

Beneficiary continuation option for traditional IRA and Roth IRA contracts only.  The beneficiary continuation option must be elected by September 30th of the year following the calendar year of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option. If the election is made, then, as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the beneficiary continuation option feature, we will increase the account value to equal the applicable death benefit if such death benefit is greater than such account value, plus any amount applicable under the Earnings enhancement benefit, adjusted for any subsequent withdrawals. For Accumulator® PlusSM contracts, the account value will first be reduced by any credits applied in the one-year period prior to the owner’s death.

After legislation enacted at the end of 2019, for deaths after December 31, 2019, only specified individuals who are “eligible designated beneficiaries” or “EDBs” may stretch post-death payments over the beneficiary’s life expectancy. See “required minimum distributions after your death” later in this prospectus under “Tax Information.” Individual beneficiaries who do not have EDB status (including beneficiaries named by the original beneficiary to receive any remaining interest after the death of the original beneficiary) must take out any remaining interest in the IRA or plan within 10 years of the applicable death. Trusts for individuals which would be considered as “see-through” trusts under the rules prior to January 1, 2020 presumably no longer qualify to elect the beneficiary continuation option, except under narrowly defined circumstances.

Under the beneficiary continuation option for IRA and Roth IRA contracts:

•	The contract continues with your name on it for the benefit of your beneficiary.

•	The beneficiary replaces the deceased owner as annuitant.

•	This feature is only available if the beneficiary is an individual. Certain trusts with only individual beneficiaries will be treated as individuals for this purpose.

•

If there is more than one beneficiary, each beneficiary’s share will be separately accounted for. It will be distributed over the beneficiary’s own life expectancy, if payments over life expectancy are chosen.

•	The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

•	The beneficiary may make transfers among the investment options but no additional contributions will be permitted.

•

If you had elected the Guaranteed minimum income benefit, an optional enhanced death benefit, a PGB, the Guaranteed withdrawal benefit for life or the GWBL Enhanced death benefit under the contract, they will no longer be in effect and charges for such benefits will stop. Also, any Guaranteed minimum death benefit feature will no longer be in effect.

•	The beneficiary may choose at any time to withdraw all or a portion of the account value and no withdrawal charges, if any, will apply.

•	Any partial withdrawal must be at least $300.

•	Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract.

•

Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking required minimum distributions based on the remaining life expectancy of the deceased beneficiary or to receive any remaining interest in the contract in a lump sum. Even in the case of IRA owners who died before December 31, 2019, if the beneficiary dies January 1, 2020 or later, legislation enacted at the end of 2019 imposes a 10-year limit on the distribution of the remaining interest. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

Beneficiary continuation option for NQ contracts only.  This feature, also known as Inherited annuity, may only be elected when the NQ contract owner dies before the annuity maturity date, whether or not the owner and the annuitant are the same person. For purposes of this discussion, ‘‘beneficiary’’ refers to the successor owner. This feature must be elected within 9 months following the date of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option.

Generally, payments will be made once a year to the beneficiary over the beneficiary’s life expectancy, determined on a term certain basis and in the year payments start. These payments must begin no later than one year after the date of your death and are referred to as ‘‘scheduled payments.’’ The beneficiary may choose the ‘‘5-year rule’’ instead of scheduled payments over life expectancy. If the beneficiary chooses the 5-year rule, there will be no scheduled payments. Under the 5-year rule, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by the fifth anniversary of your death.

79

Under the beneficiary continuation option for NQ contracts:

•	This feature is only available if the beneficiary is an individual. It is not available for any entity such as a trust, even if all of the beneficiaries of the trust are individuals.

•	The beneficiary automatically replaces the existing annuitant.

•	The contract continues with your name on it for the benefit of your beneficiary.

•

If there is more than one beneficiary, each beneficiary’s share will be separately accounted for. It will be distributed over the respective beneficiary’s own life expectancy, if scheduled payments are chosen.

•	The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

•	The beneficiary may make transfers among the investment options but no additional contributions will be permitted.

•

If you had elected the Guaranteed minimum income benefit, an optional enhanced death benefit, a PGB, the Guaranteed withdrawal benefit for life or the GWBL Enhanced death benefit under the contract, they will no longer be in effect and charges for such benefits will stop. Also, any Guaranteed minimum death benefit feature will no longer be in effect.

•

If the beneficiary chooses the ‘‘5-year rule,’’ withdrawals may be made at any time. If the beneficiary instead chooses scheduled payments, the beneficiary may also take withdrawals, in addition to scheduled payments, at any time.

•	Any partial withdrawals must be at least $300.

•	Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract on the beneficiary’s death.

•

Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking scheduled payments based on the remaining life expectancy of the deceased beneficiary (if scheduled payments were chosen) or to receive any remaining interest in the contract in a lump sum. We will pay any remaining interest in the contract in a lump sum if your beneficiary elects the 5-year rule. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

If the deceased is the owner or the older joint owner:

•

As of the date we receive satisfactory proof of death and any required instructions, information and forms necessary to effect the Beneficiary continuation option, we will increase the account value to equal the applicable death benefit if such death benefit is greater than such account value plus any amount applicable under the Earnings enhancement benefit adjusted for any subsequent withdrawals. For Accumulator® PlusSM contracts, the account value will first be reduced by any credits applied in a one-year period prior to the owner’s death.

•	No withdrawal charges, if applicable under your Accumulator® Series contract, will apply to any withdrawals by the beneficiary.

If the deceased is the younger non-spousal joint owner:

•	The annuity account value will not be reset to the death benefit amount.

•

The contract’s withdrawal charge schedule will continue to be applied to any withdrawal or surrender other than scheduled payments; the contract’s free withdrawal amount will continue to apply to withdrawals but does not apply to surrenders. Please note that withdrawal charges do not apply to Accumulator® SelectSM contracts.

•

We do not impose a withdrawal charge on scheduled payments except if, when added to any withdrawals previously taken in the same contract year, including for this purpose a contract surrender, the total amount of withdrawals and scheduled payments exceed the free withdrawal amount. See the ‘‘Withdrawal charges’’ in ‘‘Charges and expenses’’ earlier in this Prospectus. Please note that withdrawal charges do not apply to Accumulator® SelectSM contracts.

A surviving spouse should speak to his or her tax professional about whether Spousal continuation or the Beneficiary continuation option is appropriate for him or her. Factors to consider include but are not limited to the surviving spouse’s age, need for immediate income and a desire to continue any Guaranteed benefits under the contract.

80

7. Tax information

Overview

In this part of the Prospectus, we discuss the current federal income tax rules that generally apply to Accumulator® Series contracts owned by United States individual taxpayers. The tax rules can differ, depending on the type of contract, whether NQ, traditional IRA, Roth IRA, QP or TSA. Therefore, we discuss the tax aspects of each type of contract separately.

Federal income tax rules include the United States laws in the Internal Revenue Code, and Treasury Department Regulations and Internal Revenue Service (“IRS“) interpretations of the Internal Revenue Code. These tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider further proposals to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict what, if any, legislation will actually be proposed or enacted.

We cannot provide detailed information on all tax aspects of the contracts. Moreover, the tax aspects that apply to a particular person’s contract may vary depending on the facts applicable to that person. We do not discuss state income and other state taxes, federal income tax and withholding rules for non-U.S. taxpayers, or federal gift and estate taxes. We also do not discuss the Employee Retirement Income Security Act of 1974 (“ERISA“), Transfers of the contract, rights or values under the contract, or payments under the contract, for example, amounts due to beneficiaries, may be subject to federal or state gift, estate, or inheritance taxes. You should not rely only on this document, but should consult your tax adviser before your purchase.

CARES Act

Congress enacted the Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”) on March 27, 2020, with certain provisions immediately effective or retroactively effective to January 1, 2020. If you own a tax-qualified contract or intend to purchase a tax-qualified contract, you should consult with your tax adviser regarding how the CARES Act impacts your unique situation. The CARES Act suspends required minimum distributions during the 2020 calendar year for many tax-qualified and tax-favored plans and contracts (such as defined contribution plans, 403(b) plans, government sponsored employer 457(b) plans, and IRAs). Please read all disclosure in this Prospectus accordingly. The CARES Act permits penalty-free withdrawals during 2020 from such plans and contracts by individuals affected by coronavirus or the economic aftermath. Coronavirus-related distributions from all such plans and contracts would be limited to an aggregate of $100,000 for any individual. The individual would be able to repay the amount of the distribution to the plan or contract within a 3-year period. The CARES Act also increases availability of specified qualified plan loans and flexibility of repayment. Please consult your tax adviser about your individual circumstances.

Contracts that fund a retirement arrangement

Generally, there are two types of funding vehicles that are available for Individual Retirement Arrangements (“IRAs“): an individual retirement annuity contract such as the ones offered in this Prospectus, or a custodial or trusteed individual retirement account. Similarly, a 403(b) plan can be funded through a 403(b) annuity contract or a 403(b)(7) custodial account. Annuity contracts can also be purchased in connection with retirement plans qualified under Section 401(a) of the Code (“QP contracts“). How these arrangements work, including special rules applicable to each, are noted in the specific sections for each type of arrangement, below. You should be aware that the funding vehicle for a tax-qualified arrangement does not provide any tax deferral benefit beyond that already provided by the Code for all permissible funding vehicles. Before choosing an annuity contract, therefore, you should consider the annuity’s features and benefits compared with the features and benefits of other permissible funding vehicles and the relative costs of annuities and other arrangements. You should be aware that cost may vary depending on the features and benefits made available and the charges and expenses of the investment options or funds that you elect.

Certain provisions of the Treasury Regulations on required minimum distributions concerning the actuarial present value of additional contract benefits could increase the amount required to be distributed from annuity contracts funding qualified plans, 403(b) plans and IRAs.

For this purpose additional annuity contract benefits may include, but are not limited to, various guaranteed benefits such as guaranteed minimum income benefits and enhanced death benefits. You should consider the potential implication of these Regulations before you purchase this annuity contract or purchase additional features under this annuity contract. See also Appendix II at the end of this Prospectus for a discussion of QP contracts, and Appendix IX later in this Prospectus for a discussion of TSA contracts.

Transfers among investment options

You can make transfers among investment options inside the contract without triggering taxable income.

Taxation of nonqualified annuities

Contributions

You may not deduct the amount of your contributions to a nonqualified annuity contract.

81

Contract earnings

Generally, you are not taxed on contract earnings until you receive a distribution from your contract, whether as a withdrawal or as an annuity payment. However, earnings are taxable, even without a distribution:

•

if a contract fails investment diversification requirements as specified in federal income tax rules (these rules are based on or are similar to those specified for mutual funds under the securities laws);

•	if you transfer a contract, for example, as a gift to someone other than your spouse (or former spouse);

•	if you use a contract as security for a loan (in this case, the amount pledged will be treated as a distribution); and

•

if the owner is other than an individual (such as a corporation, partnership, trust, or other non-natural person). This provision does not apply to a trust which is a mere agent or nominee for an individual, such as a typical grantor trust.

Federal tax law requires that all nonqualified deferred annuity contracts that the Company and its affiliates issue to you during the same calendar year be linked together and treated as one contract for calculating the taxable amount of any distribution from any of those contracts.

Annuity payments

The following applies to an annuitization of the entire contract. In certain cases, the contract can be partially annuitized. See “Partial Annuitization“ below.

Annuitization under an Accumulator® Series contract occurs when your entire interest under the contract is or has been applied to one or more payout options intended to amortize amounts over your life or over a period certain generally limited by the period of your life expectancy. (We do not currently offer a period certain option without life contingencies.) Annuity payouts can also be determined on a joint life basis. After annuitization, no further contributions to the contract may be made, the annuity payout amount must be paid at least annually, and annuity payments cannot be stopped except by death or surrender (if permitted under the terms of the contract).

Annuitization payments that are based on life or life expectancy are considered annuity payments for income tax purposes. We include in annuitization payments GMIB payments and other annuitization payments available under your contract. We also include Guaranteed annual withdrawals that are continued after your account value goes to zero under a supplementary life annuity contract, as discussed under ‘‘Guaranteed withdrawal benefit for life (‘‘GWBL’’)’’ in ‘‘Contract features and benefits’’ earlier in this Prospectus.

Once annuity payments begin, a portion of each payment is taxable as ordinary income. You get back the remaining portion without paying taxes on it. This is your unrecovered investment in the contract. Generally, your investment in the contract equals the contributions you made, less any amounts you previously withdrew that were not taxable.

For fixed annuity payments, the tax-free portion of each payment is determined by (1) dividing your investment in the contract by the total amount you are expected to receive out of the contract, and (2) multiplying the result by the amount of the payment. For variable annuity payments, your tax-free portion of each payment is your investment in the contract divided by the number of expected payments. If you have a loss on a variable annuity payout in a taxable year, you may be able to adjust the tax-free amount in subsequent years.

Once you have received the amount of your investment in the contract, all payments after that are fully taxable. If payments under a life annuity stop because the annuitant dies, there is an income tax deduction for any unrecovered investment in the contract.

Your rights to apply amounts under this contract to an annuity payout option are described elsewhere in this Prospectus. If you hold your contract to the maximum maturity age under the contract we require that a choice be made between taking a lump sum settlement of any remaining account value or applying any such account value to an annuity payout option we may offer at the time under the contract. If no affirmative choice is made, we will apply any remaining annuity value to the default option under the contract at such age. While there is no specific federal tax guidance as to whether or when an annuity contract is required to mature, or as to the form of the payments to be made upon maturity, we believe that this contract constitutes an annuity contract under current federal tax rules.

Partial annuitization

The consequences described above for annuitization of the entire contract apply to the portion of the contract which is partially annuitized. A nonqualified deferred annuity contract is treated as being partially annuitized if a portion of the contract is applied to an annuity payout option on a life-contingent basis or for a period certain of at least 10 years. In order to get annuity payment tax treatment for the portion of the contract applied to the annuity payout, payments must be made at least annually in substantially equal amounts, the payments must be designed to amortize the amount applied over life or the period certain, and the payments cannot be stopped, except by death or surrender (if permitted under the terms of the contract). The investment in the contract is split between the partially annuitized portion and the deferred amount remaining based on the relative values of the amount applied to the annuity payout and the deferred amount remaining at the time of the partial annuitization. Also, the partial annuitization has its own annuity starting date. We do not currently offer a period certain option without life contingencies.

Withdrawals made before annuity payments begin

If you make withdrawals before annuity payments begin under your contract, they are taxable to you as ordinary

82

income if there are earnings in the contract. Generally, earnings are your account value less your investment in the contract. If you withdraw an amount which is more than the earnings in the contract as of the date of the withdrawal, the balance of the distribution is treated as a reduction of your investment in the contract and is not taxable.

Collateral assignments are taxable to the extent of any earnings in the contract at the time any portion of the contract’s value is assigned as collateral. Therefore, if you assign your contract as collateral for a loan with a third party after the contract is issued, you may have taxable income even though you receive no payments under the contract. The Company will report any income attributable to a collateral assignment on Form 1099-R. Also, if the Company makes payments or distributions to the assignee pursuant to directions under the collateral assignment agreement, any gains in such payments may be taxable to you and reportable on Form 1099-R even though you do not receive them.

Taxation of lifetime withdrawals if you elect the Guaranteed withdrawal benefit for life

We treat Guaranteed annual withdrawals and other withdrawals as non-annuity payments for income tax purposes as discussed above.

Earnings enhancement benefit

In order to enhance the amount of the death benefit to be paid at the owner’s death, you may purchase an Earnings enhancement benefit rider for your NQ contract. Although we regard this benefit as an investment protection feature which is part of the contract and which should have no adverse tax effect, it is possible that the IRS could take a contrary position or assert that the Earnings enhancement benefit rider is not part of the contract. In such a case, the charges for the Earnings enhancement benefit rider could be treated for federal income tax purposes as a partial withdrawal from the contract. If this were so, such a deemed withdrawal could be taxable, and for contract owners under age 59 1/2, also subject to a tax penalty. Were the IRS to take this position, the Company would take all reasonable steps to attempt to avoid this result, which could include amending the contract (with appropriate notice to you).

1035 Exchanges

You may purchase a nonqualified deferred annuity through an exchange of another contract. Normally, exchanges of contracts are taxable events. The exchange will not be taxable under Section 1035 of the Internal Revenue Code if:

•

the contract that is the source of the funds you are using to purchase the nonqualified deferred annuity contract is another nonqualified deferred annuity contract or life insurance or endowment contract.

•

the owner and the annuitant are the same under the source contract and the contract issued in exchange. If you are using a life insurance or endowment contract the owner and the insured must be the same on both sides of the exchange transaction.

In some cases you may make a tax-deferred 1035 exchange from a nonqualified deferred annuity contract to a “qualified long-term care contract” meeting all specified requirements under the Code or an annuity contract with a “qualified long-term care contract” feature (sometimes referred to as a “combination annuity” contract).

The tax basis, also referred to as your investment in the contract, of the source contract carries over to the contract issued in exchange.

An owner may direct the proceeds of a partial withdrawal from one nonqualified deferred annuity contract to purchase or contribute to another nonqualified deferred annuity contract on a tax-deferred basis. If requirements are met, the owner may also directly transfer amounts from a nonqualified deferred annuity contract to a “qualified long-term care contract” or “combination annuity” in such a partial 1035 exchange transaction. Special forms, agreement between the carriers, and provision of cost basis information may be required to process this type of an exchange.

If you are purchasing your contract through a Section 1035 exchange, you should be aware that the Company cannot guarantee that the exchange from the source contract to the contract you are applying for will be treated as a Section 1035 exchange; the insurance company issuing the source contract controls the tax information reporting of the transaction as a Section 1035 exchange. Because information reports are not provided and filed until the calendar year after the exchange transaction, the insurance company issuing the source contract shows its agreement that the transaction is a 1035 exchange by providing to us the cost basis of the exchanged source contract when it transfers the money to us on your behalf.

Even if the contract owner and the insurance companies agree that a full or partial 1035 exchange is intended, the IRS has the ultimate authority to review the facts and determine that the transaction should be recharacterized as taxable in whole or in part.

Section 1035 exchanges are generally not available after the death of the owner. The destination contract must meet specific post-death payout requirements to prevent avoidance of the death of owner rules. See “Payment of death benefit”.

Surrenders

If you surrender or cancel the contract, the distribution is taxable as ordinary income (not capital gain) to the extent it exceeds your investment in the contract.

Death benefit payments made to a beneficiary after your death

For the rules applicable to death benefits, see ‘‘Payment of death benefit’’ earlier in this Prospectus. The tax treatment of a death benefit taken as a single sum is generally the same as the tax treatment of a withdrawal from or surrender of your contract. The tax treatment of a death benefit taken as annuity payments is generally the same as the tax treatment of annuity payments under your contract.

83

Under the Beneficiary continuation option, the tax treatment of a withdrawal after the death of the owner taken as a single sum or taken as withdrawals under the 5-year rule is generally the same as the tax treatment of a withdrawal from or surrender of your contract.

Early distribution penalty tax

If you take distributions before you are age 59 1/2, a penalty tax of 10% of the taxable portion of your distribution applies in addition to the income tax. Some of the available exceptions to the pre-age 59 1/2 penalty tax include distributions made:

•	on or after your death; or

•	because you are disabled (special federal income tax definition); or

•

in the form of substantially equal periodic annuity payments for your life (or life expectancy), or the joint lives (or joint life expectancy) of you and a beneficiary, in accordance with IRS formulas. We do not anticipate that Guaranteed annual withdrawals made under the Guaranteed withdrawal benefit for life’s Maximum or Customized payment plan or taken as partial withdrawals will qualify for this exception if made before age 59 1/2.

Please note that it is your responsibility to claim the penalty exception on your own income tax return and to document eligibility for the exception to the IRS.

Additional Tax on Net Investment Income

Taxpayers who have modified adjusted gross income (“MAGI”) over a specified amount and who also have specified net investment income in any year may have to pay an additional surtax of 3.8%. (This tax has been informally referred to as the “Net Investment Income Tax” or “NIIT”). For this purpose net investment income includes distributions from and payments under nonqualified annuity contracts. The threshold amount of MAGI varies by filing status: $200,000 for single filers; $250,000 for married taxpayers filing jointly, and $125,000 for married taxpayers filing separately. The tax applies to the lesser of a) the amount of MAGI over the applicable threshold amount or b) the net investment income. You should discuss with your tax adviser the potential effect of this tax.

Investor control issues

Under certain circumstances, the IRS has stated that you could be treated as the owner (for tax purposes) of the assets of Separate Account No. 49. If you were treated as the owner, you would be taxable on income and gains attributable to the shares of the underlying portfolios.

The circumstances that would lead to this tax treatment would be that, in the opinion of the IRS, you could control the underlying investment of Separate Account No. 49. The IRS has said that the owners of variable annuities will not be treated as owning the separate account assets provided the underlying portfolios are restricted to variable life and annuity assets. The variable annuity owners must have the right only to choose among the Portfolios, and must have no right to direct the particular investment decisions within the Portfolios.

Although we believe that, under current IRS guidance, you would not be treated as the owner of the assets of Separate Account No. 49, there are some issues that remain unclear. For example, the IRS has not issued any guidance as to whether having a larger number of Portfolios available, or an unlimited right to transfer among them, could cause you to be treated as the owner. We do not know whether the IRS will ever provide such guidance or whether such guidance, if unfavorable, would apply retroactively to your contract. Furthermore, the IRS could reverse its current guidance at any time. We reserve the right to modify your contract as necessary to prevent you from being treated as the owner of the assets of Separate Account No. 49.

Individual retirement arrangements (IRAs)

General

‘‘IRA’’ stands for individual retirement arrangement. There are two basic types of such arrangements, individual retirement accounts and individual retirement annuities. In an individual retirement account, a trustee or custodian holds the assets funding the account for the benefit of the IRA owner. The assets typically include mutual funds and/or individual stocks and/or securities in a custodial account, and bank certificates of deposit in a trusteed account. In an individual retirement annuity, an insurance company issues an annuity contract that serves as the IRA.

There are two basic types of IRAs, as follows:

•	Traditional IRAs, typically funded on a pre-tax basis; and

•	Roth IRAs, funded on an after-tax basis.

Regardless of the type of IRA, your ownership interest in the IRA cannot be forfeited. You or your beneficiaries who survive you are the only ones who can receive the IRA’s benefits or payments. All types of IRAs qualify for tax deferral regardless of the funding vehicle selected.

You can hold your IRA assets in as many different accounts and annuities as you would like, as long as you meet the rules for setting up and making contributions to IRAs. However, if you own multiple IRAs, you may be required to combine IRA values or contributions for tax purposes. For further information about individual retirement arrangements, you can read Internal Revenue Service Publications 590-A (“Contributions to Individual Retirement Arrangements (IRAs)”) and 590-B (“Distributions from Individual Retirement Arrangements (IRAs)”). These publications are usually updated annually, and can be obtained by contacting the IRS or from the IRS website (www.irs.gov).

The Company designs its IRA contracts to qualify as individual retirement annuities under Section 408(b) of the Internal Revenue Code. You may have purchased the contract as a traditional IRA or Roth IRA. We also offered Inherited IRA

84

contracts for payment of post-death required minimum distributions from traditional IRAs and Roth IRAs, respectively, in all Accumulator® Series contracts except Accumulator® PlusSM. Legislation enacted at the end of 2019 may restrict the availability of payment options under such IRAs.

This Prospectus contains the information that the IRS requires you to have before you purchase an IRA. The first section covers some of the special tax rules that apply to traditional IRAs. The next section covers Roth IRAs. The disclosure generally assumes direct ownership of the individual retirement annuity contract. For contracts owned in a custodial individual retirement account, the disclosure will apply only if you terminate your account or transfer ownership of the contract to yourself.

We describe the amount and types of charges that may apply to your contributions under ‘‘Charges and expenses’’ earlier in this Prospectus. We describe the method of calculating payments under ‘‘Accessing your money’’ earlier in this Prospectus. We do not guarantee or project growth in any variable income annuitization option payments (as opposed to payments from a fixed income annuitization option).

The Company has not applied for an opinion letter approving the respective forms of the traditional IRA and Roth IRA contracts for use as a traditional and Roth IRA, respectively. The Company has received opinion letters from the IRS approving the respective forms of the Accumulator® Series Inherited IRA beneficiary continuation contract for use as a traditional inherited IRA or inherited Roth IRA, respectively. This IRS approval is a determination only as to the form of the annuity. It does not represent a determination of the merits of the annuity as an investment. The contracts submitted for IRS approval do not include every feature possibly available under the Accumulator® Series traditional Inherited IRA and Inherited Roth IRA contracts.

Your right to cancel within a certain number of days

This is provided for informational purposes only. Since the contracts are no longer available to new purchasers, this cancellation provision is no longer applicable.

You can cancel any version of the Accumulator® Series IRA contract (traditional IRA or Roth IRA) by following the directions in ‘‘Your right to cancel within a certain number of days’’ under ‘‘Contract features and benefits’’ earlier in this Prospectus. If you cancel a traditional IRA or Roth IRA contract, we may have to withhold tax, and we must report the transaction to the IRS. A contract cancellation could have an unfavorable tax impact.

Traditional individual retirement annuities (traditional IRAs)

Contributions to traditional IRAs.  Individuals may make three different types of contributions to purchase a traditional IRA or as subsequent contributions to an existing IRA:

•	‘‘regular’’ contributions out of earned income or compensation; or
•	tax-free ‘‘rollover’’ contributions; or

•	direct custodian-to-custodian transfers from other traditional IRAs (‘‘direct transfers’’).

When you make a contribution to your IRA, we require you to tell us whether it is a regular contribution, rollover contribution, or direct transfer contribution, and to supply supporting documentation in some cases.

The initial contribution to your contract must have been a direct transfer or rollover, because the minimum initial contribution required to purchase an Accumulator® EliteSM, Accumulator® PlusSM or Accumulator® SelectSM contract was greater than the maximum regular IRA contribution permitted for a taxable year. If permitted under your contract, subsequent contributions may also be regular contributions out of compensation.

Regular contributions to traditional IRAs

Limits on contributions.  The ‘‘maximum regular contribution amount’’ for any taxable year is the most that can be contributed to all of your IRAs (traditional and Roth) as regular contributions for the particular taxable year. The maximum regular contribution amount depends on age, earnings, and year, among other things. Generally, $6,000 is the maximum amount that you may contribute to all IRAs (traditional IRAs and Roth IRAs) for 2020, after adjustment for cost-of-living changes. When your earnings are below $6,000, your earned income or compensation for the year is the most you can contribute. This limit does not apply to rollover contributions or direct custodian-to-custodian transfers into a traditional IRA.

If you are at least age 50 at any time during the taxable year for which you are making a regular contribution to your IRA, you may be eligible to make additional ‘‘catch-up contributions’’ of up to $1,000 to your traditional IRA.

Special rules for spouses.  If you are married and file a joint income tax return, you and your spouse may combine your compensation to determine the amount of regular contributions you are permitted to make to traditional IRAs (and Roth IRAs discussed below). Even if one spouse has no compensation or compensation under $6,000, married individuals filing jointly can contribute up to $12,000 per year to any combination of traditional IRAs and Roth IRAs. Any contributions to Roth IRAs reduce the ability to contribute to traditional IRAs and vice versa. The maximum amount may be less if earned income is less and the other spouse has made IRA contributions. No more than a combined total of $6,000 can be contributed annually to either spouse’s traditional and Roth IRAs. Each spouse owns his or her traditional IRAs and Roth IRAs even if the other spouse funded the contributions. Catch-up contributions may be made as described above for spouses who are at least age 50 at any time during the taxable year for which the contribution is made.

Deductibility of contributions.  The amount of traditional IRA contributions that you can deduct for a taxable year

85

depends on whether you are covered by an employer-sponsored tax-favored retirement plan, as defined under special federal income tax rules. Your Form W-2 will indicate whether or not you are covered by such a retirement plan.

The federal tax rules governing contributions to IRAs made from current compensation are complex and are subject to numerous technical requirements and limitations which vary based on an individual’s personal situation (including his/her spouse). IRS Publication 590-A, ‘‘Contributions to Individual Retirement Arrangements (IRAs)’’ which is updated annually and is available at www.irs.gov, contains pertinent explanations of the rules applicable to the current year. The amount of permissible contributions to IRAs, the amount of IRA contributions which may be deductible, and the individual’s income limits for determining contributions and deductions all may be adjusted annually for cost of living.

Nondeductible regular contributions.  If you are not eligible to deduct part or all of the traditional IRA contribution, you may still make nondeductible contributions on which earnings will accumulate on a tax-deferred basis. The combined deductible and nondeductible contributions to your traditional IRA (or the non-working spouse’s traditional IRA) may not, however, exceed the maximum $5,000 per person limit for the applicable taxable year ($6,000 for 2020 after adjustment). The dollar limit is $1,000 higher for people eligible to make age 50+ ‘‘catch-up’’ contributions ($7,000 for 2020). You must keep your own records of deductible and nondeductible contributions in order to prevent double taxation on the distribution of previously taxed amounts. See ‘‘Withdrawals, payments and transfers of funds out of traditional IRAs’’ later in this section for more information.

If you are making nondeductible contributions in any taxable year, or you have made nondeductible contributions to a traditional IRA in prior years and are receiving distributions from any traditional IRA, you must file the required information with the IRS. Moreover, if you are making nondeductible traditional IRA contributions, you must retain all income tax returns and records pertaining to such contributions until interests in all traditional IRAs are fully distributed.

When you can make regular contributions.  If you file your tax returns on a calendar year basis like most taxpayers, you have until the April 15 return filing deadline (without extensions) of the following calendar year to make your regular traditional IRA contributions for a taxable year. Make sure you designate the year for which you are making the contribution.

Rollover and direct transfer contributions to traditional IRAs

Rollover contributions may be made to a traditional IRA from these “eligible retirement plans“:

•	qualified plans;

•	governmental employer 457(b) plans;

•	403(b) plans; and

•	other traditional IRAs.

Direct transfer contributions may only be made directly from one traditional IRA to another.

Any amount contributed to a traditional IRA after lifetime required minimum distributions must start must be net of your required minimum distribution for the year in which the rollover or direct transfer contribution is made.

Rollovers from “eligible retirement plans“ other than traditional IRAs

Your plan administrator will tell you whether or not your distribution is eligible to be rolled over. Spousal beneficiaries and spousal alternate payees under qualified domestic relations orders may roll over funds on the same basis as the plan participant.

There are two ways to do rollovers:

•	Do it yourself:

You actually receive a distribution that can be rolled over and you roll it over to a traditional IRA within 60 days after the date you receive the funds. The distribution from your eligible retirement plan will be net of 20% mandatory federal income tax withholding. If you want, you can replace the withheld funds yourself and roll over the full amount.

•	Direct rollover:

You tell the trustee or custodian of the eligible retirement plan to send the distribution directly to your traditional IRA issuer. Direct rollovers are not subject to mandatory federal income tax withholding.

All distributions from a qualified plan, 403(b) plan or governmental employer 457(b) plan are eligible rollover distributions, unless the distributions are:

•	“required minimum distributions“ after age 72 (or age 70 1/2 if applicable) or retirement from service with the employer; or

•	substantially equal periodic payments made at least annually for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary; or

•	substantially equal periodic payments made for a specified period of 10 years or more; or

•	hardship withdrawals; or

•	corrective distributions that fit specified technical tax rules; or

•	loans that are treated as distributions; or

•	certain death benefit payments to a beneficiary who is not your surviving spouse; or

•	qualified domestic relations order distributions to a beneficiary who is not your current spouse or former spouse.

Under legislation enacted at the end of 2019, distributions from an eligible retirement plan made in connection with the

86

birth or adoption of a child as specified in the Code can be made free of income tax withholding and penalty-free. Repayments of these distributions to an eligible retirement plan are treated as deemed rollover contributions. IRS guidance will be required to implement this provision.

You should discuss with your tax adviser whether you should consider rolling over funds from one type of tax qualified retirement plan to another because the funds will generally be subject to the rules of the recipient plan. For example, funds in a governmental employer 457(b) plan are not subject to the additional 10% federal income tax penalty for premature distributions, but they may become subject to this penalty if you roll the funds to a different type of eligible retirement plan such as a traditional IRA, and subsequently take a premature distribution.

Rollovers from an eligible retirement plan to a traditional IRA are not subject to the “one-per-year limit” noted later in this section.

Rollovers of after-tax contributions from eligible retirement plans other than traditional IRAs

Any non-Roth after-tax contributions you have made to a qualified plan or 403(b) plan (but not a governmental employer 457(b) plan) may be rolled over to a traditional IRA (either in a direct rollover or a rollover you do yourself). When the recipient plan is a traditional IRA, you are responsible for recordkeeping and calculating the taxable amount of any distributions you take from that traditional IRA. See “Taxation of Payments“ later in this section under “Withdrawals, payments and transfers of funds out of traditional IRAs.“ After-tax contributions in a traditional IRA cannot be rolled over from your traditional IRA into, or back into, a qualified plan, 403(b) plan or governmental employer 457(b) plan.

Rollovers from traditional IRAs to traditional IRAs

You may roll over amounts from one traditional IRA to one or more of your other traditional IRAs if you complete the transaction within 60 days after you receive the funds. You may make such a rollover only once in every 12-month period for the same funds. We call this the “one-per-year limit.” It is the IRA owner’s responsibility to determine if this rule is met. Trustee-to-trustee or custodian-to-custodian direct transfers are not rollover transactions. You can make these more frequently than once in every 12-month period.

Spousal rollovers and divorce-related direct transfers

The surviving spouse beneficiary of a deceased individual can roll over funds from, or directly transfer funds from, the deceased spouse’s traditional IRA to one or more other traditional IRAs. Also, in some cases, traditional IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court-ordered divorce or separation decree.

Excess contributions to traditional IRAs

Excess contributions to IRAs are subject to a 6% excise tax for the year in which made and for each year after until withdrawn. Examples of excess contributions are regular contributions of more than the maximum regular contribution amount for the applicable taxable year, and a rollover contribution which is not eligible to be rolled over, for example to the extent an amount distributed is a lifetime required minimum distribution after age 72 (or after age 70 1/2, if applicable). You can avoid or limit the excise tax by withdrawing an excess contribution. See IRS Publications 590-A and 590-B for further details.

Recharacterizations

Amounts that have been contributed as traditional IRA funds may subsequently be treated as Roth IRA funds. Special federal income tax rules allow you to change your mind again and have amounts that are subsequently treated as Roth IRA funds, once again treated as traditional IRA funds. You do this by using the forms we prescribe. This is referred to as having “recharacterized“ your contribution.

Withdrawals, payments and transfers of funds out of traditional IRAs

No federal income tax law restrictions on withdrawals.  You can withdraw any or all of your funds from a traditional IRA at any time. You do not need to wait for a special event like retirement.

Taxation of payments.  Amounts distributed from traditional IRAs are not subject to federal income tax until you or your beneficiary receive them. Taxable payments or distributions include withdrawals from your contract, surrender of your contract and annuity payments from your contract. Death benefits are also taxable.

We report all payments from traditional IRA contracts on IRS Form 1099-R. You are responsible for reporting these amounts correctly on your individual income tax return and keeping supporting records. Except as discussed below, the total amount of any distribution from a traditional IRA must be included in your gross income as ordinary income.

If you have ever made nondeductible (after-tax) IRA contributions to any traditional IRA (it does not have to be to this particular traditional IRA contract), those contributions are recovered tax free when you get distributions from any traditional IRA. It is your responsibility to keep permanent tax records of all of your nondeductible contributions to traditional IRAs so that you can correctly report the taxable amount of any distribution on your own tax return. At the end of any year in which you have received a distribution from any traditional IRA, you calculate the ratio of your total nondeductible traditional IRA contributions (less any amounts previously withdrawn tax free) to the total account balances of all traditional IRAs you own at the end of the year plus all traditional IRA distributions made during the year. Multiply this by all distributions from the traditional IRA during the year to determine the nontaxable portion of each distribution.

A distribution from a traditional IRA is not taxable if:

•	the amount received is a withdrawal of certain excess contributions, as described in IRS Publications 590-A and 590-B; or

87

•

the entire amount received is rolled over to another traditional IRA or other eligible retirement plan which agrees to accept the funds. (See “Rollovers from eligible retirement plans other than traditional IRAs“ under “Rollover and direct transfer contributions to traditional IRAs“ earlier in this section for more information.)

The following are eligible to receive rollovers of distributions from a traditional IRA: a qualified plan, a 403(b) plan or a governmental employer 457(b) plan. After-tax contributions in a traditional IRA cannot be rolled from your traditional IRA into, or back into, a qualified plan, 403(b) plan or governmental employer 457(b) plan. Before you decide to roll over a distribution from a traditional IRA to another eligible retirement plan, you should check with the administrator of that plan about whether the plan accepts rollovers and, if so, the types it accepts. You should also check with the administrator of the receiving plan about any documents required to be completed before it will accept a rollover.

Distributions from a traditional IRA are not eligible for favorable ten-year averaging and long-term capital gain treatment available under limited circumstances for certain distributions from qualified plans. If you might be eligible for such tax treatment from your qualified plan, you may be able to preserve such tax treatment even though an eligible rollover from a qualified plan is temporarily rolled into a “conduit IRA“ before being rolled back into a qualified plan. See your tax adviser.

IRA distributions directly transferred to charity.  Specified distributions from IRAs directly transferred to charitable organizations may be tax-free to IRA owners age 70 1/2 or older. We no longer permit you to direct the Company to make a distribution directly to a charitable organization you request, in accordance with an interpretation of recent non-tax regulatory changes.

Required minimum distributions

Legislation enacted at the end of 2019, which is generally effective January 1, 2020, significantly amends the required minimum distribution rules. Because these rules are statutory and regulatory, in many cases IRS guidance will be required to implement these changes.

Background on Regulations — Required Minimum Distributions.  Distributions must be made from traditional IRAs according to rules contained in the Code and Treasury Regulations. Certain provisions of the Treasury Regulations require that the actuarial present value of additional annuity contract benefits must be added to the dollar amount credited for purposes of calculating certain types of required minimum distributions from individual retirement annuity contracts. For this purpose additional annuity contract benefits may include, but are not limited to, guaranteed benefits. This could increase the amount required to be distributed from the contracts if you take annual withdrawals instead of annuitizing. Please consult your tax adviser concerning applicability of these complex rules to your situation.

Lifetime required minimum distributions — When you have to take the first lifetime required minimum distribution.  When you have to start lifetime required minimum distributions from your traditional IRAs depends on your birthdate. Under legislation enacted at the end of 2019, lifetime required minimum distributions from your traditional IRAs must start for the year in which you attain age 72 (if you were born July 1, 1949 or later). For individuals born June 30, 1949 or earlier, lifetime required minimum distributions from your traditional IRAs must start for the year in which you attain age 70 1/2. That is, individuals who had already attained age 70½ by December 31, 2019 had no change from prior law in the start or continuation of their lifetime required minimum distributions.

The first required minimum distribution is for the calendar year in which you turn age 72 (or age 70 1/2 if applicable). You have the choice to take this first required minimum distribution during the calendar year you actually reach age 72 (or age 70 1/2 if applicable), or to delay taking it until the first three-month period in the next calendar year (January 1st – April 1st). Distributions must start no later than your “Required Beginning Date“, which is April 1st of the calendar year after the calendar year in which you turn age 72 (or age 70 1/2 if applicable). If you choose to delay taking the first annual minimum distribution, then you will have to take two minimum distributions in that year — the delayed one for the first year and the one actually for that year. Once minimum distributions begin, they must be made at some time each year.

How you can calculate required minimum distributions.   There are two approaches to taking required minimum distributions — “account-based“ or “annuity-based.“

Account-based method. If you choose an account-based method, you divide the value of your traditional IRA as of December 31st of the past calendar year by a number corresponding to your age from an IRS table. This gives you the required minimum distribution amount for that particular IRA for that year. If your spouse is your sole beneficiary and more than 10 years younger than you, the dividing number you use may be from another IRS table and may produce a smaller lifetime required minimum distribution amount. Regardless of the table used, the required minimum distribution amount will vary each year as the account value, the actuarial present value of additional annuity contract benefits, if applicable, and the divisor change.

If you initially choose an account-based method, you may later apply your traditional IRA funds to a life annuity-based payout with any certain period not exceeding remaining life expectancy, determined in accordance with IRS tables.

Annuity-based method.  If you choose an annuity-based method, you do not have to do annual calculations. You apply the account value to an annuity payout for your life or the joint lives of you and a designated beneficiary or for a period certain not extending beyond applicable life expectancies, determined in accordance with IRS tables.

88

Do you have to pick the same method to calculate your required minimum distributions for all of your traditional IRAs and other retirement plans?  No. If you want, you can choose a different method for each of your traditional IRAs and other retirement plans. For example, you can choose an annuity payout from one IRA, a different annuity payout from a qualified plan and an account-based annual withdrawal from another IRA.

Will we pay you the annual amount every year from your traditional IRA based on the method you choose?  We will only pay you automatically if you affirmatively select an annuity payout option or an account-based withdrawal option such as our “automatic required minimum distribution (RMD) service.“ Even if you do not enroll in our service, we will calculate the amount of the required minimum distribution withdrawal for you, if you so request in writing. However, in that case you will be responsible for asking us to pay the required minimum distribution withdrawal to you.

Also, If you are taking account-based withdrawals from all of your traditional IRAs, the IRS will let you calculate the required minimum distribution for each traditional IRA that you maintain, using the method that you picked for that particular IRA. You can add these required minimum distribution amount calculations together. As long as the total amount you take out every year satisfies your overall traditional IRA required minimum distribution amount, you may choose to take your annual required minimum distribution from any one or more traditional IRAs that you own.

What if you take more than you need to for any year?  The required minimum distribution amount for your traditional IRAs is calculated on a year-by-year basis. There are no carry-back or carry-forward provisions. Also, you cannot apply required minimum distribution amounts you take from your qualified plans to the amounts you have to take from your traditional IRAs and vice versa.

What if you take less than you need to for any year?  Your IRA could be disqualified, and you could have to pay tax on the entire value. Even if your IRA is not disqualified, you could have to pay a 50% penalty tax on the shortfall (required amount for traditional IRAs less amount actually taken). It is your responsibility to meet the required minimum distribution rules. We will remind you when our records show that you are within the age group which must take lifetime required minimum distributions. If you do not select a method with us, we will assume you are taking your required minimum distribution from another traditional IRA that you own.

What are the required minimum distribution payments after you die? These vary, depending on the status of your beneficiary (individual or entity) and when you die. Legislation enacted at the end of 2019 significantly amends the post-death required minimum distribution rules for distributions made beginning January 1, 2020, and in some cases may affect payouts for pre-December 31, 2019 deaths. IRS guidance will be needed to implement these changes.

Individual beneficiary. Unless the individual beneficiary has a special status as an “eligible designated beneficiary” or “EDB” described below, distributions of the remaining amount in the defined contribution plan or IRA contract following your death must be distributed within 10 years. IRS guidance will be needed regarding the mechanics of implementation of this “10-year” rule.

Individual beneficiary who has “eligible designated beneficiary” or “EDB” status. An individual beneficiary who is an “eligible designated beneficiary” or “EDB” can take annual post-death required minimum distribution payments over the life of the EDB or over a period not extending beyond the life expectancy of the EDB, as long as the distributions start no later than one year after your death (to be prescribed in Treasury Regulations).

The following individuals are EDBs:

•	your surviving spouse (see spousal beneficiary, below);

•	your minor children (only while they are minors);

•	a disabled individual (Code definition applies);

•	a chronically ill individual (Code definition applies); and

•	any individual who is not more than 10 years younger than you.

In certain cases, a trust for a disabled individual or a chronically ill individual may be treated as an individual and not an entity beneficiary.

When minor children reach the age of majority, they stop EDB status and the remainder of the portion of their interest not yet distributed must be distributed within 10 years. IRS guidance will be needed to implement the mechanics of this EDB status shift provision. It appears to discourage life contingent annuity payouts to minor children.

Spousal beneficiary. If your death beneficiary is your surviving spouse, your spouse has a number of choices. As noted above, post-death distributions may be made over your spouse’s life or period of life expectancy. Your spouse may delay starting payments over his/her life or life expectancy period until the year in which you would have attained age 72. In some circumstances, for traditional IRA contracts only, your surviving spouse may elect to become the owner of the traditional IRA and halt distributions until he or she reaches age 72, or roll over amounts from your traditional IRA into his/her own traditional IRA or other eligible retirement plan.

Non-individual beneficiary. Pre-January 1, 2020 rules continue to apply. If you die before your Required Beginning Date for lifetime required minimum distributions, and your death beneficiary is a non-individual such as your estate, the “5-year rule” applies. Under this rule, the entire interest must be distributed by the end of the calendar year which contains the fifth anniversary of the owner’s death. No distribution is required for a year before that fifth year. Please note that we need an individual annuitant to keep an annuity contract in force. If the beneficiary is not an individual, we must distribute amounts remaining in the annuity contract after the death of the annuitant.

89

If you die after your Required Beginning Date for lifetime required minimum distributions, and your death beneficiary is a non-individual such as your estate, the rules permit the beneficiary to calculate the post-death required minimum distribution amounts based on the owner’s life expectancy in the year of death. However, note that we need an individual annuitant to keep an annuity contract in force. If the beneficiary is not an individual, we must distribute amounts remaining in the annuity contract after the death of the annuitant.

Please note that under the legislation enacted in 2019, for owner deaths on or after January 1, 2020, it appears that trusts which would have qualified under pre-January 2020 rules as “see-through trusts” will now be treated as entity beneficiaries.

Additional Changes to post-death distributions after the 2019 legislation. The legislation enacted at the end of 2019 applies to deaths after December 31, 2019, so that the post-death required minimum distribution rules in effect before January 1, 2020 continue to apply initially. As long as payments start no later than December 31 following the calendar year of the owner’s death, individuals who are non-spouse beneficiaries may continue to stretch post-death payments over their life. It is also permissible to stretch post-death payments over a period not longer than their life expectancy based on IRS tables as of the calendar year after the owner’s death on a term certain method. In certain cases, a “see-through” trust which is the death beneficiary will be treated as an individual for measuring the distribution period.

However, the legislation enacted at the end of 2019 views the death of the original individual beneficiary as an event that triggers the “10-year” distribution period. Prior to 2019, for example, if an individual beneficiary who had a 20-year life expectancy period in the year after the owner’s death died in the 7th year of post-death payments, the beneficiary named by the original beneficiary could continue the payments over the remaining 13 years of the original beneficiary’s life expectancy period. Even if the owner in this example died before December 31, 2019 the legislation caps the length of any post-death payment period after the death of the original beneficiary at 10 years. As noted above, a rule similar to this applies when an EDB dies, or a minor child reaches majority-the remaining interest must be distributed within 10 years. IRS guidance will be needed to implement the mechanics of these beneficiary status shift provisions.

Spousal continuation

If the contract is continued under Spousal continuation, the required minimum distribution rules are applied as if your surviving spouse is the contract owner.

Payments to a beneficiary after your death

IRA death benefits are taxed the same as IRA distributions.

Borrowing and loans are prohibited transactions

You cannot get loans from a traditional IRA. You cannot use a traditional IRA as collateral for a loan or other obligation. If you borrow against your IRA or use it as collateral, its tax-favored status will be lost as of the first day of the tax year in which this prohibited event occurs. If this happens, you must include the value of the traditional IRA in your federal gross income. Also, the early distribution penalty tax of 10% may apply if you have not reached age 59 1/2 before the first day of that tax year.

Early distribution penalty tax

A penalty tax of 10% of the taxable portion of a distribution applies to distributions from a traditional IRA made before you reach age 59 1/2. Some of the available exceptions to the pre-age 59 1/2 penalty tax include distributions:

•	made on or after your death; or

•	made because you are disabled (special federal income tax definition); or

•	used to pay certain extraordinary medical expenses (special federal income tax definition); or

•	used to pay medical insurance premiums for unemployed individuals (special federal income tax definition); or

•	used to pay certain first-time home buyer expenses (special federal income tax definition; $10,000 lifetime total limit for these distributions from all your traditional and Roth IRAs); or

•	used to pay certain higher education expenses (special federal income tax definition); or

•	under legislation enacted at the end of 2019, distributions made in connection with the birth or adoption of a child as specified in the Code; or

•

in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy) or over the joint lives of you and your beneficiary (or your joint life expectancies) using an IRS-approved distribution method. We do not anticipate that Guaranteed annual withdrawals made under the Guaranteed withdrawal benefit for life’s Maximum or Customized payment plan or taken as partial withdrawals will qualify for this exception if made before age 59 1/2.

Please note that it is your responsibility to claim the penalty exception on your own income tax return and to document eligibility for the exception to the IRS.

To meet the substantially equal periodic payments exception, you could elect the substantially equal withdrawals option. See “Substantially equal withdrawals” under “Accessing your money” earlier in the Prospectus. We will calculate the substantially equal annual payments using your choice of IRS-approved methods we offer. Although substantially equal withdrawals are not subject to the 10% penalty tax, they are taxable as discussed in “Withdrawals, payments and transfers of funds out of traditional IRAs“ earlier in this section. Once substantially equal withdrawals begin, the distributions should not be stopped or changed until after the later of your reaching age 59 1/2 or five years

90

after the date of the first distribution, or the penalty tax, including an interest charge for the prior penalty avoidance, may apply to all prior distributions under either option. Also, it is possible that the IRS could view any additional withdrawal or payment you take from, or any additional contributions or transfers you make to, your contract as changing your pattern of substantially equal withdrawals for purposes of determining whether the penalty applies.

Roth individual retirement annuities (Roth IRAs)

This section of the Prospectus covers some of the special tax rules that apply to Roth IRAs. If the rules are the same as those that apply to the traditional IRA, we will refer you to the same topic under “Traditional individual retirement annuities (traditional IRAs).“

The Accumulator® Series Roth IRA contract is designed to qualify as a Roth individual retirement annuity under Sections 408A(b) and 408(b) of the Internal Revenue Code.

Contributions to Roth IRAs

Individuals may make four different types of contributions to a Roth IRA:

•	regular after-tax contributions out of earnings; or

•	taxable rollover contributions from traditional IRAs or other eligible retirement plans (“conversion rollover“ contributions); or

•	tax-free rollover contributions from other Roth individual retirement arrangements or designated Roth accounts under defined contribution plans; or

•	tax-free direct custodian-to-custodian transfers from other Roth IRAs (“direct transfers“).

Regular after-tax, direct transfer and rollover contributions may be made to a Roth IRA contract. See “Rollovers and direct transfer contributions to Roth IRAs“ later in this section for more information. If you use the forms we require, we will also accept traditional IRA funds which are subsequently recharacterized as Roth IRA funds following special federal income tax rules.

The initial contribution to your contract must have been a direct transfer or rollover, because the minimum initial contribution required to purchase an Accumulator® EliteSM, Accumulator® PlusSM or Accumulator® SelectSM contract was greater than the maximum regular IRA contribution permitted for a taxable year. If permitted under your contract, subsequent contributions may also be regular contributions out of compensation.

Regular contributions to Roth IRAs

Limits on regular contributions.  The “maximum regular contribution amount“ for any taxable year is the most that can be contributed to all of your IRAs (traditional and Roth) as regular contributions for the particular taxable year. The maximum regular contribution amount depends on age, earnings, and year, among other things. Generally, $6,000 is the maximum amount that you may contribute to all IRAs

(traditional IRAs and Roth IRAs) for 2020, after adjustment for cost-of-living changes. This limit does not apply to rollover contributions or direct custodian-to-custodian transfers into a Roth IRA. Any contributions to Roth IRAs reduce your ability to contribute to traditional IRAs and vice versa. When your earnings are below $6,000, your earned income or compensation for the year is the most you can contribute. If you are married and file a joint income tax return, you and your spouse may combine your compensation to determine the amount of regular contributions you are permitted to make to Roth IRAs and traditional IRAs. See the discussion under “Special rules for spouses“ earlier in this section under traditional IRAs.

If you or your spouse are at least age 50 at any time during the taxable year for which you are making a regular contribution, you may be eligible to make additional catch-up contributions of up to $1,000.

The amount of permissible contributions to Roth IRAs for any year depends on the individual’s income limits and marital status. For example, if you are married and filing separately for any year your ability to make regular Roth IRA contributions is greatly limited. The amount of permissible contributions and income limits may be adjusted annually for cost of living. Please consult IRS Publication 590-A, “Contributions to Individual Retirement Arrangements (IRAs)“ for the rules applicable to the current year.

When you can make contributions.  Same as traditional IRAs.

Deductibility of contributions.  Roth IRA contributions are not tax deductible.

Rollovers and direct transfer contributions to Roth IRAs What is the difference between rollover and direct transfer transactions?

The difference between a rollover transaction and a direct transfer transaction is the following: in a rollover transaction you actually take possession of the funds rolled over or are considered to have received them under tax law in the case of a change from one type of plan to another. In a direct transfer transaction, you never take possession of the funds, but direct the first Roth IRA custodian, trustee or issuer to transfer the first Roth IRA funds directly to the recipient Roth IRA custodian, trustee or issuer. You can make direct transfer transactions only between identical plan types (for example, Roth IRA to Roth IRA). You can also make rollover transactions between identical plan types. However, you can only make rollovers between different plan types (for example, traditional IRA to Roth IRA).

You may make rollover contributions to a Roth IRA from these sources only:

•	another Roth IRA;

•	a traditional IRA, including a SEP-IRA or SIMPLE IRA (after a two-year rollover limitation period for SIMPLE IRA funds), in a taxable conversion rollover (“conversion rollover“);

91

•	a “designated Roth contribution account“ under a 401(k) plan, 403(b) plan, or governmental employer Section 457(b) plan (direct or 60-day); or

•	from non-Roth accounts under another eligible retirement plan, as described below under “Conversion rollover contributions to Roth IRAs.“

You may make direct transfer contributions to a Roth IRA only from another Roth IRA.

You may make both Roth IRA to Roth IRA rollover transactions and Roth IRA to Roth IRA direct transfer transactions. This can be accomplished on a completely tax-free basis. However, you may make Roth IRA to Roth IRA rollover transactions only once in any 12-month period for the same funds. We call this the “one-per-year limit.” It is the Roth IRA owner’s responsibility to determine if this rule is met. Trustee-to-trustee or custodian-to-custodian direct transfers can be made more frequently than once a year. Also, if you send us the rollover contribution to apply it to a Roth IRA, you must do so within 60 days after you receive the proceeds from the original IRA to get rollover treatment.

The surviving spouse beneficiary of a deceased individual can roll over or directly transfer an inherited Roth IRA to one or more other Roth IRAs. In some cases, Roth IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court-ordered divorce or separation decree.

Conversion rollover contributions to Roth IRAs

In a conversion rollover transaction, you withdraw (or are considered to have withdrawn) all or a portion of funds from a traditional IRA you maintain and convert it to a Roth IRA within 60 days after you receive (or are considered to have received) the traditional IRA proceeds. Amounts can also be rolled over from non-Roth accounts under another eligible retirement plan, including a Code Section 401(a) qualified plan, a 403(b) plan, and a governmental employer Section 457(b) plan.

Unlike a rollover from a traditional IRA to another traditional IRA, a conversion rollover transaction from a traditional IRA or other eligible retirement plan to a Roth IRA is not tax-free. Instead, the distribution from the traditional IRA or other eligible retirement plan is generally fully taxable. If you are converting all or part of a traditional IRA, and you have ever made nondeductible regular contributions to any traditional IRA — whether or not it is the traditional IRA you are converting — a pro rata portion of the distribution is tax free. Even if you are under age 59 1/2, the early distribution penalty tax does not apply to conversion rollover contributions to a Roth IRA. Conversion rollover contributions to Roth IRAs are not subject to the “one-per-year limit” noted earlier in this section.

You cannot make conversion contributions to a Roth IRA to the extent that the funds in your traditional IRA or other eligible retirement plan are subject to the lifetime annual required minimum distribution rules.

The IRS and Treasury have issued Treasury Regulations addressing the valuation of annuity contracts funding traditional IRAs in the conversion to Roth IRAs. Although these Regulations are not clear, they could require an individual’s gross income on the conversion of a traditional IRA to a Roth IRA to be measured using various actuarial methods and not as if the annuity contract funding the traditional IRA had been surrendered at the time of conversion. This could increase the amount of income reported in certain circumstances.

Recharacterizations

You may be able to treat a contribution made to one type of IRA as having been made to a different type of IRA. This is called recharacterizing the contribution.

How to recharacterize.  To recharacterize a contribution, you generally must have the contribution transferred from the first IRA (the one to which it was made) to the second IRA in a deemed trustee-to-trustee transfer. If the transfer is made by the due date (including extensions) for your tax return for the year during which the contribution was made, you can elect to treat the contribution as having been originally made to the second IRA instead of to the first IRA. It will be treated as having been made to the second IRA on the same date that it was actually made to the first IRA. You must report the recharacterization and must treat the contribution as having been made to the second IRA, instead of the first IRA, on your tax return for the year during which the contribution was made.

The contribution will not be treated as having been made to the second IRA unless the transfer includes any net income allocable to the contribution. You can take into account any loss on the contribution while it was in the IRA when calculating the amount that must be transferred. If there was a loss, the net income you must transfer may be a negative amount.

No deduction is allowed for the contribution to the first IRA and any net income transferred with the recharacterized contribution is treated as earned in the second IRA. The contribution will not be treated as having been made to the second IRA to the extent any deduction was allowed with respect to the contribution to the first IRA.

Conversion rollover contributions to Roth IRAs cannot be recharacterized.

To recharacterize a contribution, you must use our forms.

Withdrawals, payments and transfers of funds out of Roth IRAs

No federal income tax law restrictions on withdrawals.  You can withdraw any or all of your funds from a Roth IRA at any time; you do not need to wait for a special event like retirement.

Distributions from Roth IRAs

Distributions include withdrawals from your contract, surrender of your contract and annuity payments from your contract. Death benefits are also distributions.

You must keep your own records of regular and conversion contributions to all Roth IRAs to assure appropriate taxation.

92

You may have to file information on your contributions to and distributions from any Roth IRA on your tax return. You may have to retain all income tax returns and records pertaining to such contributions and distributions until your interests in all Roth IRAs are distributed.

Like traditional IRAs, taxable distributions from a Roth IRA are not entitled to special favorable ten-year averaging and long-term capital gain treatment available in limited cases to certain distributions from qualified plans.

The following distributions from Roth IRAs are free of income tax:

•	rollovers from a Roth IRA to another Roth IRA;

•	direct transfers from a Roth IRA to another Roth IRA;

•	qualified distributions from a Roth IRA; and

•	return of excess contributions or amounts recharacterized to a traditional IRA.

Qualified distributions from Roth IRAs.  Qualified distributions from Roth IRAs made because of one of the following four qualifying events or reasons are not includible in income:

•	you are age 59 1/2 or older; or

•	you die; or

•	you become disabled (special federal income tax definition); or

•

your distribution is a “qualified first-time homebuyer distribution“ (special federal income tax definition; $10,000 lifetime total limit for these distributions from all of your traditional and Roth IRAs).

You also have to meet a five-year aging period. A qualified distribution is any distribution made after the five-taxable-year period beginning with the first taxable year for which you made any contribution to any Roth IRA (whether or not the one from which the distribution is being made).

Nonqualified distributions from Roth IRAs.  Nonqualified distributions from Roth IRAs are distributions that do not meet both the qualifying event and five-year aging period tests described above. If you receive such a distribution, part of it may be taxable. For purposes of determining the correct tax treatment of distributions (other than the withdrawal of excess contributions and the earnings on them), there is a set order in which contributions (including conversion contributions) and earnings are considered to be distributed from your Roth IRA. The order of distributions is as follows:

(1)	Regular contributions.

(2)	Conversion contributions, on a first-in-first-out basis (generally, total conversions from the earliest year first). These conversion contributions are taken into account as follows:

(a)	Taxable portion (the amount required to be included in gross income because of conversion) first, and then the
(b)	Nontaxable portion.

(3)	Earnings on contributions.

Rollover contributions from other Roth IRAs are disregarded for this purpose.

To determine the taxable amount distributed, distributions and contributions are aggregated or grouped, then added together as follows:

(1)	All distributions made during the year from all Roth IRAs you maintain — with any custodian or issuer — are added together.

(2)

All regular contributions made during and for the year (contributions made after the close of the year, but before the due date of your return) are added together. This total is added to the total undistributed regular contributions made in prior years.

(3)	All conversion contributions made during the year are added together.

Any recharacterized contributions that end up in a Roth IRA are added to the appropriate contribution group for the year that the original contribution would have been taken into account if it had been made directly to the Roth IRA.

Any recharacterized contribution that ends up in an IRA other than a Roth IRA is disregarded for the purpose of grouping both contributions and distributions. Any amount withdrawn to correct an excess contribution (including the earnings withdrawn) is also disregarded for this purpose.

Required minimum distributions during life

Lifetime required minimum distributions do not apply.

Required minimum distributions at death

Same as traditional IRA under “What are the required minimum distribution payments after you die?“.

Payments to a beneficiary after your death

Distributions to a beneficiary generally receive the same tax treatment as if the distribution had been made to you.

Borrowing and loans are prohibited transactions

Same as traditional IRA.

Excess contributions to Roth IRAs

Generally the same as traditional IRA.

Excess rollover contributions to Roth IRAs are contributions not eligible to be rolled over.

You can withdraw or recharacterize any contribution to a Roth IRA before the due date (including extensions) for filing your federal income tax return for the tax year. If you do this, you must also withdraw or recharacterize any earnings attributable to the contribution.

Early distribution penalty tax

Same as traditional IRA.

93

Tax withholding and information reporting

Status for income tax purposes; FATCA.  In order for us to comply with income tax withholding and information reporting rules which may apply to annuity contracts and tax-qualified or tax-favored plan participation, we request documentation of “status” for tax purposes. “Status” for tax purposes generally means whether a person is a “U S. person” or a foreign person with respect to the United States; whether a person is an individual or an entity, and if an entity, the type of entity. Status for tax purposes is best documented on the appropriate IRS Form or substitute certification form (IRS Form W-9 for a U.S. person or the appropriate type of IRS Form W-8 for a foreign person). If we do not have appropriate certification or documentation of a person’s status for tax purposes on file, it could affect the rate at which we are required to withhold income tax, and penalties could apply. Information reporting rules could apply not only to specified transactions, but also to contract ownership. For example, under the Foreign Account Tax Compliance Act (“FATCA”), which applies to certain U.S.-source payments, and similar or related withholding and information reporting rules, we may be required to report contract values and other information for certain contractholders. For this reason we and our affiliates intend to require appropriate status documentation at purchase, change of ownership, and affected payment transactions, including death benefit payments. FATCA and its related guidance is extraordinarily complex and its effect varies considerably by type of payor, type of payee and type of recipient.

Tax Withholding.  We must withhold federal income tax from distributions from annuity contracts and specified tax-favored savings or retirement plans or arrangements. You may be able to elect out of this income tax withholding in some cases. Generally, we do not have to withhold if your distributions are not taxable. The rate of withholding will depend on the type of distribution and, in certain cases, the amount of your distribution. Any income tax withheld is a credit against your income tax liability. If you do not have sufficient income tax withheld or do not make sufficient estimated income tax payments, you may incur penalties under the estimated income tax rules.

You must file your request not to withhold in writing before the payment or distribution is made. Our processing office will provide forms for this purpose. You cannot elect out of withholding unless you provide us with your correct Taxpayer Identification Number and a United States residence address. You cannot elect out of withholding if we are sending the payment out of the United States.

You should note the following special situations:

•	We might have to withhold and/or report on amounts we pay under a free look or cancellation.

•

We are required to withhold on the gross amount of a distribution from a Roth IRA to the extent it is reasonable for us to believe that a distribution is includible in your gross income. This may result in tax being withheld even though the Roth IRA distribution is ultimately not taxable.

Special withholding rules apply to United States citizens residing outside of the United States, foreign recipients, and certain U.S. entity recipients which are treated as foreign because they fail to document their U.S. status before payment is made. We do not discuss these rules here in detail. However, we may require additional documentation in the case of payments made to United States persons living abroad and non-United States persons (including U.S. entities treated as foreign) prior to processing any requested transaction.

Certain states have indicated that state income tax withholding will also apply to payments from the contracts made to residents. Generally, an election out of federal withholding will also be considered an election out of state withholding. In some states, you may elect out of state withholding, even if federal withholding applies. In some states, the income tax withholding is completely independent of federal income tax withholding. If you need more information concerning a particular state or any required forms, call our processing office at the toll-free number.

Federal income tax withholding on periodic annuity payments

Federal tax rules require payers to withhold differently on “periodic” and “nonperiodic” payments. Payers are to withhold from periodic annuity payments as if the payments were wages. For a periodic annuity payment, for example, the annuity contract owner’s withholding depends on what the owner specifies on a Form W-4P. If the owner fails to provide a correct Taxpayer Identification Number, withholding at the highest rate applies.

A contract owner’s withholding election remains effective unless and until the owner revokes it. The contract owner may revoke or change a withholding election at any time.

Federal income tax withholding on non-periodic annuity payments (withdrawals)

Non-periodic distributions include partial withdrawals, total surrenders and death benefits. Payers generally withhold federal income tax at a flat 10% rate from (i) the taxable amount in the case of nonqualified contracts, and (ii) the payment amount in the case of traditional IRAs and Roth IRAs, where it is reasonable to assume an amount is includible in gross income.

As described below, there is no election out of federal income tax withholding if the payment is an eligible rollover distribution from a qualified plan or TSA contract. If a non-periodic distribution from a qualified plan or TSA contract is not an eligible rollover distribution then election out is permitted. If there is no election out, the 10% withholding rate applies.

Special rules for contracts funding qualified plans

The plan administrator is responsible for making all required notifications on tax matters to plan participants and to the IRS. See Appendix II at the end of this Prospectus.

94

Mandatory withholding from TSA contracts and qualified plan distributions

Unless the distribution is directly rolled over to another eligible retirement plan, eligible rollover distributions from TSA contracts and qualified plans are subject to mandatory 20% withholding. The plan administrator is responsible for withholding from qualified plan distributions and communicating to the recipient whether the distribution is an eligible rollover distribution.

Impact of taxes to the Company

The contracts provide that we may charge Separate Account No. 49 for taxes. We do not now, but may in the future set up reserves for such taxes.

We are entitled to certain tax benefits related to the investment of company assets, including assets of the separate account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you, since we are the owner of the assets from which tax benefits may be derived.

95

8. More information

About Separate Account No. 49

Each variable investment option is a subaccount of Separate Account No. 49. We established Separate Account No. 49 in 1996 under special provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable annuity contracts. We are the legal owner of all of the assets in Separate Account No. 49 and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our contracts. For example, we may withdraw amounts from Separate Account No. 49 that represent our investments in Separate Account No. 49 or that represent fees and charges under the contracts that we have earned. Also, we may, at our sole discretion, invest Separate Account No. 49 assets in any investment permitted by applicable law. The results of Separate Account No. 49’s operations are accounted for without regard to the Company’s other operations. The amount of some of our obligations under the contracts is based on the assets in Separate Account No. 49. However, the obligations themselves are obligations of the Company.

Separate Account No. 49 is registered under the Investment Company Act of 1940 and is registered and classified under that act as a ‘‘unit investment trust.’’ The SEC, however, does not manage or supervise the Company or Separate Account No. 49. Although Separate Account No. 49 is registered, the SEC does not monitor the activity of Separate Account No. 49 on a daily basis. The Company is not required to register, and is not registered, as an investment company under the Investment Company Act of 1940.

Each subaccount (variable investment option) within Separate Account No. 49 invests in shares issued by the corresponding Portfolio of its Trust.

We reserve the right subject to compliance with laws that apply:

(1)	to add variable investment options to, or to remove variable investment options from, Separate Account No. 49, or to add other separate accounts;

(2)	to combine any two or more variable investment options;

(3)	to transfer the assets we determine to be the shares of the class of contracts to which the contracts belong from any variable investment option to another variable investment option;

(4)

to operate Separate Account No. 49 or any variable investment option as a management investment company under the Investment Company Act of 1940 (in which case, charges and expenses that otherwise would be assessed against an underlying mutual fund would be assessed against Separate Account No. 49 or a variable investment option directly);

(5)	to deregister Separate Account No. 49 under the Investment Company Act of 1940;

(6)	to restrict or eliminate any voting rights as to Separate Account No. 49;

(7)	to cause one or more variable investment options to invest some or all of their assets in one or more other trusts or investment companies; and

(8)	to limit or terminate contributions and limit transfers to any of the variable investment options and to limit the number of variable investment options you may elect.

If the exercise of these rights results in a material change in the underlying investment of Separate Account No. 49, you will be notified of such exercise, as required by law.

About the Trusts

The Trusts are registered under the Investment Company Act of 1940. They are classified as ‘‘open-end management investment companies,’’ more commonly called mutual funds. Each Trust issues different shares relating to each Portfolio.

The Trusts do not impose sales charges or ‘‘loads’’ for buying and selling their shares. All dividends and other distributions on the Trusts’ shares are reinvested in full. The Board of Trustees of each Trust serves for the benefit of each Trust’s shareholders. The Board of Trustees may take many actions regarding the Portfolios (for example, the Board of Trustees can establish additional Portfolios or eliminate existing Portfolios; change Portfolio investment objectives; and change Portfolio investment policies and strategies). In accordance with applicable law, certain of these changes may be implemented without a shareholder vote and, in certain instances, without advanced notice. More detailed information about certain actions subject to notice and shareholder vote for each Trust, and other information about the Portfolios, including portfolio investment objectives, policies, restrictions, risks, expenses, its Rule 12b-1 plan and other aspects of its operations, appears in the prospectuses for each Trust, which generally accompany this prospectus, or in their respective SAIs, which are available upon request.

About our fixed maturity options

Rates to maturity and price per $100 of maturity value

We can determine the amount required to be allocated to one or more fixed maturity options in order to produce

96

specified maturity values. For example, we can tell you how much you need to allocate per $100 of maturity value.

Fixed maturity option rates are determined daily. The rates in the table below are illustrative only and will most likely differ from the rates applicable at time of purchase. Current fixed maturity option rates can be obtained from your financial professional.

The rates to maturity for new allocations as of February 18, 2020 and the related price per $100 of maturity value were as shown below.

Fixed Maturity Options with February 18th Maturity Date of Maturity Year	Rate to Maturity as of February 18, 2020	Price Per $100 of Maturity Value
2021	3.00%(1)	$97.08
2022	3.00%(1)	$94.25
2023	3.00%(1)	$91.51
2024	3.00%(1)	$88.84
2025	3.00%(1)	$86.25
2026	3.00%(1)	$83.73
2027	3.00%(1)	$81.30
2028	3.00%(1)	$78.93
2029	3.00%(1)	$76.62
2030	3.10%	$73.67
(1)	Since these rates to maturity are 3%, no amounts could have been allocated to these options.

How we determine the market value adjustment

We use the following procedure to calculate the market value adjustment (positive or negative) we make if you withdraw any of your value from a fixed maturity option before its maturity date.

(1)	We determine the market adjusted amount on the date of the withdrawal as follows:

(a)	We determine the fixed maturity amount that would be payable on the maturity date, using the rate to maturity for the fixed maturity option.

(b)

We determine the period remaining in your fixed maturity option (based on the withdrawal date) and convert it to fractional years based on a 365-day year. For example, three years and 12 days becomes 3.0329.

(c)

We determine the current rate to maturity for your fixed maturity option based on the rate for a new fixed maturity option issued on the same date and having the same maturity date as your fixed maturity option; if the same maturity date is not available for new fixed maturity options, we determine a rate that is between the rates for new fixed maturity option maturities that immediately precede and immediately follow your fixed maturity option’s maturity date.

(d)	We determine the present value of the fixed maturity amount payable at the maturity date, using the period determined in (b) and the rate determined in (c).

(2)	We determine the fixed maturity amount as of the current date.

(3)	We subtract (2) from the result in (1)(d). The result is the market value adjustment applicable to such fixed maturity option, which may be positive or negative.

If you withdraw only a portion of the amount in a fixed maturity option, the market value adjustment will be a percentage of the market value adjustment that would have applied if you had withdrawn the entire value in that fixed maturity option. This percentage is equal to the percentage of the value in the fixed maturity option that you are withdrawing. Any withdrawal charges that are deducted from a fixed maturity option will result in a market value adjustment calculated in the same way. Please note that withdrawal charges do not apply to Accumulator® SelectSM contracts. See Appendix III at the end of this Prospectus for an example.

For purposes of calculating the rate to maturity for new allocations to a fixed maturity option (see (1)(c) above), we use the rate we have in effect for new allocations to that fixed maturity option. We use this rate even if new allocations to that option would not be accepted at that time. This rate will not be less than 3%. If we do not have a rate to maturity in effect for a fixed maturity option to which the ‘‘current rate to maturity’’ in (1)(c) above would apply, we will use the rate at the next closest maturity date. If we are no longer offering new fixed maturity options, the ‘‘current rate to maturity’’ will be determined by using a widely published index. We reserve the right to add up to 0.25% to the current rate in (1)(c) above for purposes of calculating the market value adjustment only.

Investments under the fixed maturity options

Amounts allocated to the fixed maturity options are held in a ‘‘non-unitized’’ separate account we have established under the New York Insurance Law. This separate account provides an additional measure of assurance that we will make full payment of amounts due under the fixed maturity options. Under New York Insurance Law, the portion of the separate account’s assets equal to the reserves and other contract liabilities relating to the contracts are not chargeable with liabilities from any other business we may conduct. We own the assets of the separate account, as well as any favorable investment performance on those assets. You do not participate in the performance of the assets held in this separate account. We may, subject to state law that applies, transfer all assets allocated to the separate account to our general account. We guarantee all benefits relating to your value in the fixed maturity options, regardless of whether assets supporting fixed maturity options are held in a separate account or our general account.

We expect the rates to maturity for the fixed maturity options to be influenced by, but not necessarily correspond

97

to, among other things, the yields that we can expect to realize on the separate account’s investments from time to time. Our current plans are to invest in fixed-income obligations, including corporate bonds, mortgage-backed and asset-backed securities, and government and agency issues having durations in the aggregate consistent with those of the fixed maturity options.

Although the above generally describes our plans for investing the assets supporting our obligations under the fixed maturity options under the contracts, we are not obligated to invest those assets according to any particular plan except as we may be required to by state insurance laws. We will not determine the rates to maturity we establish by the performance of the nonunitized separate account.

About the general account

This contract is offered to customers through various financial institutions, brokerage firms and their affiliate insurance agencies. No financial institution, brokerage firm or insurance agency has any liability with respect to a contract’s account value or any guaranteed benefits with which the contract was issued. The Company is solely responsible to the contract owner for the contract’s account value and such guaranteed benefits. The general obligations and any guaranteed benefits under the contract are supported by the Company’s general account and are subject to the Company’s claims paying ability. An owner should look to the financial strength of the Company for its claims-paying ability. Assets in the general account are not segregated for the exclusive benefit of any particular contract or obligation. General account assets are also available to the insurer’s general creditors and the conduct of its routine business activities, such as the payment of salaries, rent and other ordinary business expenses. For more information about the Company’s financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the variable investment options. You may also speak with your financial representative.

The general account is subject to regulation and supervision by the New York State Department of Financial Services and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Interests under the contracts in the general account have not been registered and are not required to be registered under the Securities Act of 1933 because of exemptions and exclusionary provisions that apply. The general account is not required to register as an investment company under the Investment Company Act of 1940 and it is not registered as an investment company under the Investment Company Act of 1940. The contract is a ‘‘covered security’’ under the federal securities laws.

We have been advised that the staff of the SEC has not reviewed the portions of this Prospectus that relate to the general account. The disclosure with regard to the general account, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

About other methods of payment

Wire transmittals and electronic applications

We accept initial and subsequent contributions sent by wire to our processing office by agreement with certain broker-dealers. Such transmittals must be accompanied by information we require to allocate your contribution. Wire orders not accompanied by complete information may be retained as described under ‘‘How you can make your contributions’’ under ‘‘Contract features and benefits’’ earlier in this Prospectus.

Even if we accept the wire order and essential information, a contract generally will not be issued until we receive and accept a properly completed application. In certain cases we may issue a contract based on information provided through certain broker-dealers with which we have established electronic facilities. In any such cases, you must sign our Acknowledgement of Receipt form.

Where we require a signed application, the above procedures do not apply and no financial transactions will be permitted until we receive the signed application and have issued the contract. Where we issue a contract based on information provided through electronic facilities, we require an Acknowledgement of Receipt form, and financial transactions are only permitted if you request them in writing, sign the request and have it signature guaranteed, until we receive the signed Acknowledgement of Receipt form. After your contract has been issued, additional contributions may be transmitted by wire.

In general, the transaction date for electronic transmissions is the date on which we receive at our regular processing office all required information and the funds due for your contribution. We may also establish same-day electronic processing facilities with a broker-dealer that has undertaken to pay contribution amounts on behalf of its customers. In such cases, the transaction date for properly processed orders is the business day on which the broker-dealer inputs all required information into its electronic processing system. You can contact us to find out more about such arrangements.

After your contract has been issued, additional contributions may be transmitted by wire.

Automatic investment program — for NQ, Rollover IRA, Roth Conversion IRA, Flexible Premium IRA and Flexible Premium Roth IRA contracts only

You may use our automatic investment program, or ‘‘AIP,’’ to have a specified amount automatically deducted from a checking account, money market account, or credit union checking account and contributed as an additional contribution into an NQ, Rollover IRA, Roth Conversion IRA, Flexible Premium IRA or Flexible Premium Roth IRA contract

98

on a monthly or quarterly basis. AIP is not available for QP, Inherited IRA beneficiary continuation (traditional IRA or Roth IRA) or Rollover TSA contracts. Please see Appendix VII later in this Prospectus to see if the automatic investment program is available in your state.

For NQ, Rollover IRA and Roth Conversion IRA contracts, the minimum amounts we will deduct are $100 monthly and $300 quarterly. For Flexible Premium IRA and Flexible Premium Roth IRA contracts, the minimum amount we will deduct is $50. Under the IRA contracts, these amounts are subject to the tax maximums. AIP additional contributions may be allocated to any of the variable investment options, the guaranteed interest option and available fixed maturity options, but not the account for special dollar cost averaging (for Accumulator® and Accumulator® EliteSM contracts) or the account for special money market dollar cost averaging (for Accumulator® PlusSM and Accumulator® SelectSM contracts). You choose the day of the month you wish to have your account debited. However, you may not choose a date later than the 28th day of the month.

For contracts with the Guaranteed withdrawal benefit for life, AIP will be automatically terminated after the later of: (i) the end of the first contract year, or (ii) the date the first withdrawal is taken. For contracts with PGB, AIP will be automatically terminated at the end of the first six months.

You may cancel AIP at any time by notifying our processing office. We are not responsible for any debits made to your account before the time written notice of cancellation is received at our processing office.

Dates and prices at which contract events occur

We describe below the general rules for when, and at what prices, events under your contract will occur. Other portions of this Prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.

Business day

Our ‘‘business day’’ is generally any day the New York Stock Exchange (‘‘NYSE’’) is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the SEC. We may also close early due to such emergency conditions. Contributions will be applied and any other transaction requests will be processed when they are received along with all the required information unless another date applies as indicated below.

•	If your contribution, transfer or any other transaction request containing all the required information reaches us on any of the following, we will use the next business day:

—	on a non-business day;

—	after 4:00 p.m. Eastern Time on a business day; or
—	after an early close of regular trading on the NYSE on a business day.

•	A loan request under your Rollover TSA contract will be processed on the first business day of the month following the date on which the properly completed loan request form is received.

•

If your transaction is set to occur on the same day of the month as the contract date and that date is the 29th, 30th or 31st of the month, then the transaction will occur on the 1st day of the next month.

•	When a charge is to be deducted on a contract date anniversary that is a non-business day, we will deduct the charge on the next business day.

•

If we have entered into an agreement with your broker-dealer for automated processing of contributions and/or transfers upon receipt of customer order, your contribution and/or transfer will be considered received at the time your broker-dealer receives your contribution and/or transfer and all information needed to process your application, along with any required documents. Your broker-dealer will then transmit your order to us in accordance with our processing procedures. However, in such cases, your broker-dealer is considered a processing office for the purpose of receiving the contribution and/or transfer. Such arrangements may apply to initial contributions, subsequent contributions, and/or transfers, and may be commenced or terminated at any time without prior notice. If required by law, the ‘‘closing time’’ for such orders will be earlier than 4:00 p.m., Eastern Time.

Contributions, credits and transfers

•	Contributions (and credits, for Accumulator® PlusSM contracts only) allocated to the variable investment options are invested at the unit value next determined after the receipt of the contribution.

•

Contributions (and credits, for Accumulator® PlusSM contracts only) allocated to the guaranteed interest option will receive the crediting rate in effect on that business day for the specified time period.

•

Contributions (and credits, for Accumulator® PlusSM contracts only) allocated to a fixed maturity option will receive the rate to maturity in effect for that fixed maturity option on that business day (unless a rate lock-in is applicable).

•

Initial contributions allocated to the account for special dollar cost averaging receive the interest rate in effect on that business day. At certain times, we may offer the opportunity to lock in the interest rate for an initial contribution to be received under Section 1035 exchanges and trustee to trustee transfers. Please note that the account for special dollar cost averaging is available to Accumulator® and Accumulator® EliteSM contract owners only. Your financial professional can provide information or you can call our processing office.

99

•	Transfers to or from variable investment options will be made at the unit value next determined after the receipt of the transfer request.

•	Transfers to a fixed maturity option will be based on the rate to maturity in effect for that fixed maturity option on the business day of the transfer.

•	Transfers to the guaranteed interest option will receive the crediting rate in effect on that business day for the specified time period.

•	For the interest sweep option, the first monthly transfer will occur on the last business day of the month following the month that we receive your election form at our processing office.

About your voting rights

As the owner of the shares of the Trusts, we have the right to vote on certain matters involving the Portfolios, such as:

•	the election of trustees; or

•	the formal approval of independent public accounting firms selected for each Trust; or

•	any other matters described in the prospectus for each Trust or requiring a shareholders’ vote under the Investment Company Act of 1940.

We will give contract owners the opportunity to instruct us how to vote the number of shares attributable to their contracts if a shareholder vote is taken. If we do not receive instructions in time from all contract owners, we will vote the shares of a Portfolio for which no instructions have been received in the same proportion as we vote shares of that Portfolio for which we have received instructions. We will also vote any shares that we are entitled to vote directly because of amounts we have in a Portfolio in the same proportions that contract owners vote. One effect of proportional voting is that a small number of contract owners may determine the outcome of a vote.

The Trusts sell their shares to the Company separate accounts in connection with the Company’s variable annuity and/or variable life insurance products, and to separate accounts of insurance companies, both affiliated and unaffiliated with the Company. EQ Premier VIP Trust and EQ Advisors Trust also sell their shares to the trustee of a qualified plan for the Company. We currently do not foresee any disadvantages to our contract owners arising out of these arrangements. However, the Board of Trustees or Directors of each Trust intends to monitor events to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a Board’s response insufficiently protects our contract owners, we will see to it that appropriate action is taken to do so.

Separate Account No. 49 voting rights

If actions relating to the Separate Account require contract owner approval, contract owners will be entitled to one vote for each unit they have in the variable investment options. Each contract owner who has elected a variable annuity payout option may cast the number of votes equal to the dollar amount of reserves we are holding for that annuity in a variable investment option divided by the annuity unit value for that option. We will cast votes attributable to any amounts we have in the variable investment options in the same proportion as votes cast by contract owners.

Changes in applicable law

The voting rights we describe in this Prospectus are created under applicable federal securities laws. To the extent that those laws or the regulations published under those laws eliminate the necessity to submit matters for approval by persons having voting rights in separate accounts of insurance companies, we reserve the right to proceed in accordance with those laws or regulations.

COVID-19

The outbreak of the novel coronavirus known as COVID-19 was declared a pandemic by the World Health Organization in March 2020. Equity and financial markets have experienced increased volatility and negative returns, and interest rates have declined due to the COVID-19 pandemic and other market factors. Such events can adversely impact us and our operations. Management believes the Company is taking appropriate actions to mitigate the negative impact to our business and operations. However, the full impact of COVID-19 is unknown and cannot be reasonably estimated or predicted at this time as these events are still developing.

Moreover, these market conditions have impacted the performance of the funds underlying the variable investment options. If these market conditions continue, and depending on your individual circumstances (e.g., your selected investment options and the timing of any contributions, transfers, or withdrawals), you may experience (perhaps significant) negative returns under the contract. The duration of the COVID-19 pandemic, and the future impact that the pandemic may have on the financial markets and global economy, cannot be foreseen, however. You should consult with a financial professional about how the COVID-19 pandemic and the recent market conditions may impact your future investment decisions related to the contract, such as purchasing the contract or making contributions, transfers, or withdrawals, based on your individual circumstances.

Cybersecurity risks and catastrophic events

We rely heavily on interconnected computer systems and digital data to conduct our variable product business. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized

100

use or abuse of confidential customer information. Systems failures and cyberattacks, as well as, any other catastrophic event, including natural and manmade disasters, public health emergencies, pandemic diseases, terrorist attacks, floods or severe storms affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us, our business operations and your account value. Systems failures and cyber-attacks may also interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate account values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. In addition, the occurrence of any pandemic disease (like COVID-19), natural disaster, terrorist attack or any other event that results in our workforce, and/or employees of service providers and/or third party administrators, being compromised and unable or unwilling to fully perform their responsibilities, could likewise result in interruptions in our service, including our ability to issue contracts and process contract transactions. Even if our workforce and employees of our service providers and/or third party administrators were able to work remotely, those remote work arrangements could result in our business operations being less efficient than under normal circumstances and lead to delays in our issuing contracts and processing of other contract-related transactions. Cybersecurity risks and catastrophic events may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. While there can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your contract due to cyber-attacks, information security breaches or other catastrophic events in the future, we take reasonable steps to mitigate these risks and secure our systems and business operations from such failures, attacks and events.

Statutory compliance

We have the right to change your contract without the consent of any other person in order to comply with any laws and regulations that apply, including but not limited to changes in the Internal Revenue Code, in Treasury Regulations or in published rulings of the Internal Revenue Service and in Department of Labor regulations.

Any change in your contract must be in writing and made by an authorized officer of the Company. We will provide notice of any contract change.

The benefits under your contract will not be less than the minimum benefits required by any state law that applies.

About legal proceedings

The Company and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a contract owner’s interest in Separate Account No. 49, nor would any of these proceedings be likely to have a material adverse effect upon the Separate Account, our ability to meet our obligations under the contracts, or the distribution of the contracts.

Financial statements

The financial statements of Separate Account No. 49, as well as the consolidated financial statements of the Company, are in the SAI. The financial statements of the Company have relevance to the contracts only to the extent that they bear upon the ability of the Company to meet its obligations under the contracts. The SAI is available free of charge. You may request one by writing to our processing office or calling 1-800-789-7771.

Transfers of ownership, collateral assignments, loans and borrowing

You can transfer ownership of an NQ contract at any time before annuity payments begin. We will continue to treat you as the owner until we receive written notification of any change at our processing office.

We may refuse to process a change of ownership of an NQ contract without appropriate documentation of status on IRS Form W-9 (or, if IRS Form W-9 cannot be provided because the entity is not a U.S. entity, on the appropriate type of Form W-8).

Following a change of ownership, the existing beneficiary designations will remain in effect until the new owner provides new designations.

If you elected the Guaranteed minimum death benefit, Guaranteed minimum income benefit, the Earnings enhancement benefit, a PGB, and/or the Guaranteed withdrawal benefit for life (collectively, the ‘‘Benefit’’), generally the Benefit will automatically terminate if you change ownership of the contract or if you assign the owner’s right to change the beneficiary or person to whom annuity payments will be made. The Benefit will not terminate if the ownership of the contract is transferred from a non-natural owner to an individual but the contract will continue to be based on the annuitant’s life. The Benefit will also not terminate if you transfer your individually-owned contract to a trust held for your (or your and your immediate family’s) benefit; the Benefit will continue to be based on your life. If you were not the annuitant under the individually-owned contract, you will become the annuitant when ownership is changed. Please speak with your financial professional for further information.

See Appendix VII later in this Prospectus for any state variations with regard to terminating any benefits under your contract.

You cannot assign or transfer ownership of an IRA, QP or Rollover TSA contract except by surrender to us. If your individual retirement annuity contract is held in your custodial individual retirement account, you may only assign or transfer ownership of such an IRA contract to yourself. Loans are not available and you cannot assign IRA and QP contracts as security for a loan or other obligation. Loans are available under a Rollover TSA contract only if permitted under the sponsoring employer’s plan.

101

For limited transfers of ownership after the owner’s death see ‘‘Beneficiary continuation option’’ in ‘‘Payment of death benefit’’ earlier in this Prospectus. You may direct the transfer of the values under your IRA, QP or Rollover TSA contract to another similar arrangement under Federal income tax rules. In the case of such a transfer that involves a surrender of your contract, we will impose a withdrawal charge, if one applies.

Loans are not available under your NQ contract.

In certain circumstances, you may collaterally assign all or a portion of the value of your NQ contract as security for a loan with a third party lender. The terms of the assignment are subject to our approval. The amount of the assignment may never exceed your account value on the day prior to the date we receive all necessary paperwork to effect the assignment. Only one assignment per contract is permitted, and any such assignment must be made prior to the first contract date anniversary. You must indicate that you have not purchased, and will not purchase, any other NQ deferred annuity contract issued by us or our affiliates in the same calendar year that you purchase the contract.

A collateral assignment does not terminate your benefits under the contract. However, all withdrawals, distributions and benefit payments, as well as the exercise of any benefits, are subject to the assignee’s prior approval and payment directions. We will follow such directions until the Company receives written notification satisfactory to us that the assignment has been terminated. If the owner or beneficiary fails to provide timely notification of the termination, it is possible that we could pay the assignee more than the amount of the assignment, or continue paying the assignee pursuant to existing directions after the collateral assignment has in fact been terminated. Our payment of any death benefit to the beneficiary will also be subject to the terms of the assignment until we receive written notification satisfactory to us that the assignment has been terminated.

In some cases, an assignment or change of ownership may have adverse tax consequences. See ‘‘Tax information’’ earlier in this Prospectus.

About Custodial IRAs

For certain custodial IRA accounts, after your contract has been issued, we may accept transfer instructions by telephone, mail, facsimile or electronically from a broker-dealer, provided that we or your broker-dealer have your written authorization to do so on file. Accordingly, the Company will rely on the stated identity of the person placing instructions as authorized to do so on your behalf. The Company will not be liable for any claim, loss, liability or expenses that may arise out of such instructions. The Company will continue to rely on this authorization until it receives your written notification at its processing office that you have withdrawn this authorization. The Company may change or terminate telephone or electronic or overnight mail transfer procedures at any time without prior written notice and restrict facsimile, internet, telephone and other electronic transfer services because of disruptive transfer activity.

How divorce may affect your guaranteed benefits

Our optional benefits do not provide a cash value or any minimum account value. In the event that you and your spouse become divorced after you purchase a contract with a guaranteed benefit, we will not divide the benefit base as part of the divorce settlement or judgment. As a result of the divorce, we may be required to withdraw amounts from the account value to be paid to an ex-spouse. Any such withdrawal will be considered a withdrawal from the contract. This means that your guaranteed benefit will be reduced and a withdrawal charge may apply.

How divorce may affect your Joint Life GWBL

If you purchased the GWBL on a Joint Life basis and subsequently get divorced, your ex-spouse will not be eligible to receive payments under the GWBL. We will divide the contract in accordance with the divorce decree and replace the original contract with two single life contracts. The GWBL benefit base will not be split.

If the division of the contract occurs before any withdrawal has been made, the GWBL charge under the new contracts will be on a single life basis. The Applicable percentage for your guaranteed annual withdrawal amount will be based on each respective individual’s age at the time of the first withdrawal and any subsequent Annual Ratchet.

If the division of the contract occurs after any withdrawal has been made, there is no change to either the GWBL charge (the charge will remain a Joint Life charge for each contract) or the Applicable percentage. The Applicable percentage that was in effect at the time of the split of the contracts may increase at the time an Annual Ratchet occurs based on each respective individual’s age under their respective new contract.

Distribution of the contracts

The contracts are distributed by both Equitable Advisors and Equitable Distributors. The Distributors serve as principal underwriters of Separate Account No. 49. The offering of the contracts is intended to be continuous.

Equitable Advisors is an affiliate of the Company, and Equitable Distributors is an indirect wholly owned subsidiary of the Company. The Distributors are under the common control of Equitable Holdings, Inc. Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. The Distributors are registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority, Inc. (‘‘FINRA’’). Both broker-dealers also act as distributors for other life and annuity products we issue.

The contracts are sold by financial professionals of Equitable Advisors and its affiliates. The contracts may also be sold by financial professionals of unaffiliated broker-dealers that have entered into selling agreements with Equitable Distributors (‘‘Selling broker-dealers’’).

The Company pays compensation to both Distributors based on contracts sold. The Company may also make

102

additional payments to the Distributors, and the Distributors may, in turn, make additional payments to certain Selling broker-dealers. All payments will be in compliance with all applicable FINRA rules and other laws and regulations.

Although the Company takes into account all of its distribution and other costs in establishing the level of fees and charges under its contracts, none of the compensation paid to the Distributors or the Selling broker-dealers discussed in this section of the Prospectus are imposed as separate fees or charges under your contract. The Company, however, intends to recoup amounts it pays for distribution and other services through the fees and charges of the contract and payments it receives for providing administrative, distribution and other services to the Portfolios. For information about the fees and charges under the contract, see ‘‘Fee table’’ and ‘‘Charges and expenses’’ earlier in this Prospectus.

Equitable Advisors Compensation.  The Company pays compensation to Equitable Advisors based on contributions made on the contracts sold through Equitable Advisors (‘‘contribution-based compensation’’). The contribution-based compensation will generally not exceed 8.50% of total contributions. Equitable Advisors, in turn, may pay a portion of the contribution-based compensation received from the Company to the Equitable Advisors financial professional and/or the Selling broker-dealer making the sale. In some instances, a financial professional or a Selling broker-dealer may elect to receive reduced contribution-based compensation on a contract in combination with ongoing annual compensation of up to 1.20% of the account value of the contract sold (‘‘asset-based compensation’’). Total compensation paid to a financial professional or a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could, over time, exceed the total compensation that would otherwise be paid on the basis of contributions alone. The compensation paid by Equitable Advisors varies among financial professionals and among Selling broker-dealers. Equitable Advisors also pays a portion of the compensation it receives to its managerial personnel. When a contract is sold by a Selling broker-dealer, the Selling broker-dealer, not Equitable Advisors, determines the amount and type of compensation paid to the Selling broker-dealer’s financial professional for the sale of the contract. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, as described below.

Equitable Advisors may receive compensation, and, in turn, pay its financial professionals a portion of such fee, from third party investment advisors to whom its financial professionals refer customers for professional management of the assets within their contract.

Equitable Advisors also pays its financial professionals and managerial personnel other types of compensation including service fees, expen allowance payments and health and retirement benefits. Equitable Advisors also pays its financial professionals, managerial personnel and Selling broker-dealers sales bonuses (based on selling certain products during specified periods) and persistency bonuses. Equitable Advisors may offer sales incentive programs to financial professionals and Selling broker-dealers who meet specified production levels for the sales of both the Company’s contracts and contracts offered by other companies. These incentives provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid education seminars and merchandise.

Differential compensation.  In an effort to promote the sale of the Company’s products, Equitable Advisors may pay its financial professionals and managerial personnel a greater percentage of contribution-based compensation and/or asset-based compensation for the sale of our contract than it pays for the sale of a contract or other financial product issued by a company other than us. Equitable Advisors may pay different compensation on the sale of the same product, based on such factors as distribution, group or sponsored arrangements, or based on older or newer versions, or series, of the same contract. Equitable Advisors also pay different levels of compensation based on different contract types. This practice is known as providing ‘‘differential compensation.’’ Differential compensation may involve other forms of compensation to Equitable Advisors personnel. Certain components of the compensation paid to managerial personnel are based on whether the sales involve the Company’s contracts. Managers earn higher compensation (and credits toward awards and bonuses) if the financial professionals they manage sell a higher percentage of the Company’s contracts than products issued by other companies. Other forms of compensation provided to its financial professionals and/or managerial personnel include health and retirement benefits, expense reimbursements, marketing allowances and contribution-based payments, known as ‘‘overrides.’’ For tax reasons, Equitable Advisors financial professionals qualify for health and retirement benefits based solely on their sales of the Company’s contracts and products sponsored by affiliates.

The fact that Equitable Advisors financial professionals receive differential compensation and additional payments may provide an incentive for those financial professionals to recommend our contract over a contract or other financial product issued by a company not affiliated with the Company. However, under applicable rules of FINRA and other federal and state regulatory authorities, Equitable Advisors financial professionals may only recommend to you products that they reasonably believe are suitable for you and, for certain accounts depending on applicable rules, that are in your best interest based on the facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of Equitable Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation among products in the same category. For more information, contact your financial professional.

Equitable Distributors Compensation.  The Company pays contribution-based and asset-based compensation (together ‘‘compensation’’) to Equitable Distributors. Contribution-

103

based compensation is paid based on the Company’s contracts sold through Equitable Distributors’ Selling broker-dealers. Asset-based compensation is paid based on the aggregate account value of contracts sold through certain of Equitable Distributors’ Selling broker-dealers. Contribution-based compensation will generally not exceed 7.50% of the total contributions made under the contracts. Equitable Distributors, in turn, pays the contribution-based compensation it receives on the sale of a contract to the Selling broker-dealer making the sale. In some instances, the Selling broker-dealer may elect to receive reduced contribution-based compensation on the sale of the contract in combination with annual asset-based compensation of up to 1.25% of the account value of the contract sold. If a Selling broker-dealer elects to receive reduced contribution-based compensation on a contract, the contribution-based compensation which the Company pays to Equitable Distributors will be reduced by the same amount, and the Company will pay Equitable Distributors asset-based compensation on the contract equal to the asset-based compensation which Equitable Distributors pays to the Selling broker-dealer. Total compensation paid to a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could over time exceed the total compensation that would otherwise be paid on the basis of contributions alone. The contribution-based and asset-based compensation paid by Equitable Distributors varies among Selling broker-dealers.

The Selling broker-dealer, not Equitable Distributors, determines the amount and type of compensation paid to the Selling broker-dealer’s financial professional for the sale of the contract. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, such as differential compensation paid for various products.

The Company also pays Equitable Distributors compensation to cover its operating expenses and marketing services under the terms of the Company’s distribution agreements with Equitable Distributors.

Additional payments by Equitable Distributors to Selling broker-dealers.  The Distributors may pay, out of its assets, certain Selling broker-dealers and other financial intermediaries additional compensation in recognition of services provided or expenses incurred. Equitable Distributors may also pay certain Selling broker-dealers or other financial intermediaries additional compensation for enhanced marketing opportunities and other services (commonly referred to as ‘‘marketing allowances’’). Services for which such payments are made may include, but are not limited to, the preferred placement of the Company’s products on a company and/or product list; sales personnel training; product training; business reporting; technological support; due diligence and related costs; advertising, marketing and related services; conference; and/or other support services, including some that may benefit the contract owner. Payments may be based on ongoing sales, on the aggregate account value attributable to contracts sold through a Selling broker-dealer or such payments may be a fixed amount. For certain selling broker-dealers, Equitable Distributors increases the marketing allowance as certain sales thresholds are met. Equitable Distributors may also make fixed payments to Selling broker-dealers, for example in connection with the initiation of a new relationship or the introduction of a new product.

Additionally, as an incentive for the financial professionals of Selling broker-dealers to promote the sale of the Company’s products, Equitable Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as ‘‘compensation enhancements’’). Equitable Distributors also has entered into agreements with certain selling broker-dealers in which the selling broker-dealer agrees to sell certain of our contracts exclusively.

These additional payments may serve as an incentive for Selling broker-dealers to promote the sale of the Company’s contracts over contracts and other products issued by other companies. Not all Selling broker-dealers receive additional payments, and the payments vary among Selling broker-dealers. The list below includes the names of Selling broker-dealers that we are aware (as of December 31, 2019) received additional payments. These additional payments ranged from $962.81 to $6,177,733.18. The Company and its affiliates may also have other business relationships with Selling broker-dealers, which may provide an incentive for the Selling broker-dealers to promote the sale of the Company’s contracts over contracts and other products issued by other companies. The list below includes any such Selling broker-dealer. For more information, ask your financial professional.

1st Global Capital Corp.

Allstate Financial Services, LLC

American Portfolios Financial Services

Ameriprise Financial Services

Avantax Investment Services, Inc.

BBVA Securities, Inc.

Cadaret, Grant & Co., Inc.

Cambridge Investment Research

Capital Investment Group

Centaurus Financial, Inc.

Cetera Financial Group

Citigroup Global Markets, Inc.

Citizens Investment Services

Commonwealth Financial Network

Community America Financial Solution

CUNA Brokerage Services

CUSO Financial Services, L.P.

DPL Financial Partners

Equity Services Inc.

Farmer’s Financial Solution

Galt Financial Group, Inc.

Geneos Wealth Management

Gradient Securities, LLC

H. Beck, Inc.

Independent Financial Group, LLC

Infinex Investments Inc.

104

Janney Montgomery Scott LLC

Kestra Investment Services, LLC

Key Investment Services LLC

Ladenburg Thalmann Advisor Network, LLC

Lincoln Financial Advisors Corp.

Lincoln Financial Securities Corp.

Lincoln Investment Planning

Lion Street Financial

LPL Financial Corporation

Lucia Securities, LLC

MML Investors Services, LLC

Morgan Stanley Smith Barney

Mutual of Omaha Investment Services, Inc.

Park Avenue Securities, LLC

PlanMember Securities Corp.

PNC Investments

Primerica Financial Services, Inc.

Prospera Financial Services

Pruco Securities, LLC

Raymond James

RBC Capital Markets Corporation

Robert W Baird & Company

Santander Securities Corp.

Sigma Financial Corporation

Stifel, Nicolaus & Company, Inc.

The Advisor Group (AIG)

The Huntington Investment Company

The Leaders Group, Inc.

TransAmerica Financial Advisors

U.S. Bank Center

UBS Financial Services Inc.

Valmark Securities, Inc.

Voya Financial Advisors, Inc.

Waddell & Reed, Inc.

Wells Fargo

105

9. Incorporation of certain documents by reference

The Company’s Annual Report on Form 10-K for the period ended December 31, 2019 (the ‘‘Annual Report’’) is considered to be part of this Prospectus because it is incorporated by reference.

The Company files reports and other information with the SEC, as required by law. You may read and copy this information at the SEC’s public reference facilities at Room 1580, 100 F Street, NE, Washing-ton, DC 20549, or by accessing the SEC’s website at www.sec.gov. The public may obtain information on the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. Under the Securities Act of 1933, the Company has filed with the SEC a registration statement relating to the fixed maturity option (the ‘‘Registration Statement’’). This Prospectus has been filed as part of the Registration Statement and does not contain all of the information set forth in the Registration Statement.

After the date of this Prospectus and before we terminate the offering of the securities under the Registration Statement, all documents or reports we file with the SEC under the Securities Exchange Act of 1934 (‘‘Exchange Act’’), will be considered to become part of this Prospectus because they are incorporated by reference.

Any statement contained in a document that is or becomes part of this Prospectus, will be considered changed or replaced for purposes of this Prospectus if a statement contained in this Prospectus changes or is replaced. Any statement that is considered to be a part of this Prospectus because of its incorporation will be considered changed or replaced for the purpose of this Prospectus if a statement contained in any other subsequently filed document that is considered to be part of this Prospectus changes or replaces that statement. After that, only the statement that is changed or replaced will be considered to be part of this Prospectus.

We file the Registration Statement and our Exchange Act documents and reports, including our Annual Report on Form 10-K and Quarterly Reports on Form 10-Q, electronically according to EDGAR under CIK No. 0000727920. The SEC maintains a website that contains reports, proxy and information statements, and other information regarding registrants that file electronically with the SEC. The address of the site is www.sec.gov.

Upon written or oral request, we will provide, free of charge, to each person to whom this Prospectus is delivered, a copy of any or all of the documents considered to be part of this Prospectus because they are incorporated herein. In accordance with SEC rules, we will provide copies of any exhibits specifically incorporated by reference into the text of the Exchange Act reports (but not any other exhibits). Requests for documents should be directed to:

Equitable Financial Life Insurance Company

1290 Avenue of the Americas

New York, NY 10104

Attention: Corporate Secretary (telephone: (212) 554-1234)

You can access our website at www.equitable.com.

106

Appendix I: Condensed financial information

The unit values and number of units outstanding shown below are for contracts offered under Separate Account No. 49 with the same daily asset charges of 1.30%.

Unit values and number of units outstanding at year end for each variable investment option, except for those options being offered for the first time after December 31, 2019.

	For the years ended December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
1290 VT GAMCO Mergers & Acquisitions
Unit value	$16.02	$14.94	$15.92	$15.19	$14.29	$14.11	$14.07	$12.84	$12.36	$12.36
Number of units outstanding (000’s)	1,377	1,518	1,648	1,761	1,993	2,168	2,329	2,496	2,756	2,379
1290 VT GAMCO Small Company Value
Unit value	$118.31	$97.17	$116.64	$101.78	$83.65	$89.88	$88.35	$64.35	$55.32	$58.08
Number of units outstanding (000’s)	1,236	1,344	1,465	1,615	1,762	1,937	2,180	2,397	2,477	2,518
1290 VT Socially Responsible
Unit value	$26.97	$20.98	$22.23	$18.70	$17.23	$17.38	$15.50	$11.69	$10.14	$10.25
Number of units outstanding (000’s)	370	381	366	397	442	532	521	596	595	731
EQ/400 Managed Volatility
Unit value	$16.58	$13.44	$15.53	$13.65	$11.56	$12.09	$11.25	—	—	—
Number of units outstanding (000’s)	1,738	1,929	2,148	2,392	2,545	2,587	2,940	—	—	—
EQ/2000 Managed Volatility
Unit value	$16.41	$13.36	$15.37	$13.68	$11.50	$12.27	$11.95	—	—	—
Number of units outstanding (000’s)	2,504	2,728	3,102	3,485	3,811	4,027	4,902	—	—	—
EQ/AB Short Duration Government Bond
Unit value	$9.40	$9.28	$9.30	$9.40	$9.51	$9.68	$9.86	—	—	—
Number of units outstanding (000’s)	7,473	7,803	8,140	8,667	9,572	10,553	12,464	—	—	—
EQ/AB Small Cap Growth
Unit value	$36.52	$28.95	$31.85	$26.30	$23.67	$24.70	$24.16	$17.72	$15.53	$15.84
Number of units outstanding (000’s)	1,650	1,850	1,976	2,095	2,376	2,458	2,885	3,306	3,319	3,127
EQ/Aggressive Allocation
Unit value	$22.05	$17.95	$19.92	$16.95	$15.78	$16.28	$15.75	$12.62	$11.20	$12.27
Number of units outstanding (000’s)	25,877	28,158	30,721	33,032	36,661	39,289	44,531	50,003	53,670	56,888
EQ/ClearBridge Select Equity Managed Volatility
Unit value	$18.67	$14.16	$15.96	$14.16	$12.67	$13.15	$12.15	$9.52	$8.45	$8.96
Number of units outstanding (000’s)	1,790	2,001	2,234	2,518	2,843	3,146	3,620	4,269	4,724	5,245

I-1

Unit values and number of units outstanding at year end for each variable investment option, except for those options being offered for the first time after December 31, 2019.  (continued)

	For the years ended December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
EQ/Common Stock Index
Unit value	$28.33	$22.04	$23.71	$19.94	$18.09	$18.34	$16.58	$12.68	$11.11	$11.20
Number of units outstanding (000’s)	2,933	3,265	3,604	3,907	4,327	4,508	5,166	5,761	6,092	6,298
EQ/Conservative Allocation
Unit value	$14.18	$13.15	$13.54	$13.07	$12.86	$13.06	$12.90	$12.52	$12.13	$12.06
Number of units outstanding (000’s)	10,464	11,329	13,229	14,968	16,854	18,363	22,105	29,364	27,990	27,081
EQ/Conservative-Plus Allocation
Unit value	$16.28	$14.54	$15.29	$14.23	$13.77	$14.04	$13.79	$12.67	$11.96	$12.20
Number of units outstanding (000’s)	9,724	10,808	12,321	13,574	15,269	17,404	20,527	24,316	25,466	27,334
EQ/Core Bond Index
Unit value	$11.18	$10.66	$10.77	$10.76	$10.75	$10.85	$10.73	$11.05	$10.85	$10.49
Number of units outstanding (000’s)	13,420	14,340	15,361	16,060	16,903	17,759	19,216	11,514	10,017	10,201
EQ/Equity 500 Index
Unit value	$31.95	$24.77	$26.40	$22.10	$20.13	$20.23	$18.15	$13.98	$12.29	$12.27
Number of units outstanding (000’s)	7,746	8,352	9,043	9,452	9,467	9,607	9,644	9,443	9,406	9,058
EQ/Franklin Balanced Managed Volatility
Unit value	$15.84	$13.77	$14.57	$13.42	$12.31	$12.87	$12.27	$10.85	$9.89	$10.01
Number of units outstanding (000’s)	6,525	7,096	7,885	8,423	9,179	9,683	9,336	9,124	8,799	9,074
EQ/Franklin Small Cap Value Managed Volatility
Unit value	$18.62	$15.03	$17.47	$15.84	$12.86	$13.94	$13.82	$10.25	$8.89	$9.96
Number of units outstanding (000’s)	1,602	1,720	1,948	2,133	2,324	2,549	3,170	3,707	3,890	3,834
EQ/Franklin Templeton Allocation Managed Volatility
Unit value	$14.17	$11.75	$13.04	$11.49	$10.63	$11.08	$10.64	$8.75	$7.73	$8.19
Number of units outstanding (000’s)	19,840	22,677	25,261	27,853	31,440	34,062	38,322	44,245	47,962	51,107
EQ/Global Equity Managed Volatility
Unit value	$37.90	$30.65	$35.36	$28.41	$27.55	$28.40	$28.30	$23.82	$20.63	$23.84
Number of units outstanding (000’s)	3,560	3,948	4,373	4,842	5,354	5,872	6,808	5,796	6,176	6,593
EQ/Intermediate Government Bond
Unit value	$11.03	$10.72	$10.78	$10.88	$10.97	$11.07	$11.05	$11.38	$11.42	$10.99
Number of units outstanding (000’s)	2,690	2,793	3,211	3,571	3,594	3,611	4,075	5,806	5,722	4,344

I-2

Unit values and number of units outstanding at year end for each variable investment option, except for those options being offered for the first time after December 31, 2019.  (continued)

	For the years ended December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
EQ/International Core Managed Volatility
Unit value	$18.12	$14.99	$17.85	$14.32	$14.48	$15.33	$16.57	$14.28	$12.44	$15.18
Number of units outstanding (000’s)	6,955	7,661	8,332	9,043	9,920	10,461	11,698	5,469	5,782	5,762
EQ/International Equity Index
Unit value	$16.52	$13.70	$16.37	$13.46	$13.34	$13.81	$15.03	$12.54	$10.93	$12.61
Number of units outstanding (000’s)	5,615	6,043	6,187	6,310	6,793	6,509	6,582	6,533	6,997	7,476
EQ/International Value Managed Volatility
Unit value	$17.75	$14.67	$17.80	$14.61	$14.70	$15.38	$16.78	$14.25	$12.29	$14.85
Number of units outstanding (000’s)	2,554	2,806	3,009	3,329	3,560	3,651	3,891	4,356	4,719	4,897
EQ/Janus Enterprise
Unit value	$32.28	$23.97	$24.73	$19.59	$20.74	$22.24	$22.69	$16.59	$15.46	$16.97
Number of units outstanding (000’s)	2,432	2,706	2,924	3,241	3,592	4,045	4,640	5,514	5,727	5,277
EQ/Large Cap Core Managed Volatility
Unit value	$28.67	$22.35	$24.20	$20.10	$18.54	$18.72	$16.99	$13.09	$11.53	$12.20
Number of units outstanding (000’s)	5,803	6,415	7,217	8,147	9,109	9,944	11,496	688	704	636
EQ/Large Cap Growth Index
Unit value	$39.64	$29.68	$30.77	$24.12	$22.98	$22.20	$20.04	$15.33	$13.54	$13.40
Number of units outstanding (000’s)	2,731	3,025	3,167	3,301	3,323	2,957	2,586	2,095	2,019	1,820
EQ/Large Cap Growth Managed Volatility
Unit value	$36.65	$27.77	$29.00	$22.74	$21.83	$21.26	$19.39	$14.51	$12.93	$13.60
Number of units outstanding (000’s)	10,663	11,994	13,590	15,197	17,268	19,370	22,792	4,339	4,629	1,994
EQ/Large Cap Value Index
Unit value	$13.05	$10.53	$11.71	$10.50	$9.13	$9.68	$8.71	$6.71	$5.83	$5.92
Number of units outstanding (000’s)	5,334	5,661	6,310	6,860	7,455	7,885	6,966	6,475	7,147	3,116
EQ/Large Cap Value Managed Volatility
Unit value	$21.96	$17.74	$19.95	$17.76	$15.60	$16.47	$14.87	$11.37	$9.94	$10.61
Number of units outstanding (000’s)	12,008	13,243	14,640	16,323	18,206	20,281	23,486	4,186	4,541	4,942
EQ/Mid Cap Index
Unit value	$29.19	$23.59	$27.07	$23.75	$20.06	$20.93	$19.45	$14.87	$12.87	$13.36
Number of units outstanding (000’s)	3,386	3,654	3,989	4,295	4,635	4,545	4,905	5,124	5,047	5,233

I-3

Unit values and number of units outstanding at year end for each variable investment option, except for those options being offered for the first time after December 31, 2019.  (continued)

	For the years ended December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
EQ/Mid Cap Value Managed Volatility
Unit value	$28.95	$23.17	$27.07	$24.42	$21.03	$22.08	$20.18	$15.36	$13.12	$14.68
Number of units outstanding (000’s)	4,219	4,616	5,138	5,680	6,390	7,044	8,025	6,944	7,540	8,296
EQ/Moderate Allocation
Unit value	$17.39	$15.25	$16.23	$14.80	$14.24	$14.55	$14.31	$12.82	$11.94	$12.39
Number of units outstanding (000’s)	47,218	53,205	59,491	66,003	74,759	83,289	96,339	111,818	118,023	126,015
EQ/Moderate-Plus Allocation
Unit value	$20.91	$17.65	$19.20	$16.93	$15.99	$16.41	$16.02	$13.55	$12.31	$13.12
Number of units outstanding (000’s)	66,819	74,366	81,792	89,897	101,038	110,962	127,540	147,400	159,713	169,708
EQ/Money Market
Unit value	$9.53	$9.52	$9.52	$9.61	$9.73	$9.86	$9.99	$10.12	$10.26	$10.39
Number of units outstanding (000’s)	1,610	1,841	2,484	2,604	3,101	3,394	6,043	6,061	5,652	5,496
EQ/Quality Bond PLUS
Unit value	$11.32	$10.85	$10.99	$10.98	$10.99	$11.11	$10.94	$11.34	$11.20	$11.21
Number of units outstanding (000’s)	10,881	12,052	13,376	14,485	16,106	18,009	20,031	6,910	6,495	5,967
EQ/Small Company Index
Unit value	$29.92	$24.21	$27.66	$24.58	$20.66	$21.94	$21.20	$15.63	$13.70	$14.46
Number of units outstanding (000’s)	2,548	2,775	2,986	3,215	3,570	3,761	4,106	4,556	4,801	5,026
EQ/Templeton Global Equity Managed Volatility
Unit value	$14.27	$11.96	$13.80	$11.53	$11.09	$11.54	$11.57	$9.23	$7.84	$8.66
Number of units outstanding (000’s)	2,962	3,262	3,711	4,152	4,660	4,830	4,902	4,757	4,890	5,019
Multimanager Technology
Unit value	$46.18	$33.94	$33.62	$24.48	$22.77	$21.70	$19.36	$14.47	$12.92	$13.76
Number of units outstanding (000’s)	2,098	2,223	2,356	2,526	2,870	2,863	2,890	3,481	3,374	3,303

I-4

The unit values and number of units outstanding shown below are for contracts offered under Separate Account No. 49 with the same daily asset charges of 1.70%.

Unit values and number of units outstanding at year end for each variable investment option, except for those options being offered for the first time after December 31, 2019.

	For the years ending December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
1290 VT GAMCO Mergers & Acquisitions
Unit value	$15.37	$14.39	$15.40	$14.75	$13.94	$13.82	$13.83	$12.67	$12.25	$12.30
Separate Account No. 49 number of units outstanding (000’s)	125	137	147	164	196	264	368	442	561	286
1290 VT GAMCO Small Company Value
Unit value	$67.16	$55.39	$66.75	$58.49	$48.26	$52.07	$51.39	$37.58	$32.44	$34.20
Separate Account No. 49 number of units outstanding (000’s)	301	341	412	457	514	594	637	609	624	678
1290 VT Socially Responsible
Unit value	$18.87	$14.74	$15.68	$13.25	$12.25	$12.41	$11.11	$8.41	$7.33	$7.44
Separate Account No. 49 number of units outstanding (000’s)	172	174	171	181	210	176	169	127	121	129
EQ/400 Managed Volatility
Unit value	$16.14	$13.14	$15.24	$13.45	$11.43	$12.01	$11.23	—	—	—
Separate Account No. 49 number of units outstanding (000’s)	447	485	549	555	621	772	1,319	—	—	—
EQ/2000 Managed Volatility
Unit value	$15.97	$13.06	$15.08	$13.48	$11.37	$12.19	$11.92	—	—	—
Separate Account No. 49 number of units outstanding (000’s)	532	588	687	774	887	887	1,025	—	—	—
EQ/AB Short Duration Government Bond
Unit value	$9.15	$9.07	$9.13	$9.26	$9.41	$9.62	$9.84	—	—	—
Separate Account No. 49 number of units outstanding (000’s)	1,448	1,409	1,556	1,738	1,927	2,048	2,365	—	—	—
EQ/AB Small Cap Growth
Unit value	$42.56	$33.87	$37.41	$31.02	$28.03	$29.37	$28.85	$21.24	$18.69	$19.14
Separate Account No. 49 number of units outstanding (000’s)	294	337	357	401	473	497	423	427	418	455
EQ/Aggressive Allocation
Unit value	$21.69	$17.72	$19.75	$16.87	$15.78	$16.34	$15.87	$12.77	$11.38	$12.51
Separate Account No. 49 number of units outstanding (000’s)	3,061	3,441	3,770	4,204	4,914	4,910	5,337	5,804	6,354	7,808
EQ/ClearBridge Select Equity Managed Volatility
Unit value	$17.68	$13.47	$15.24	$13.58	$12.20	$12.72	$11.79	$9.28	$8.27	$8.80
Separate Account No. 49 number of units outstanding (000’s)	350	379	436	435	501	581	637	898	1,002	1,238

I-5

Unit values and number of units outstanding at year end for each variable investment option, except for those options being offered for the first time after December 31, 2019.  (continued)

	For the years ending December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
EQ/Common Stock Index
Unit value	$471.38	$368.21	$397.68	$335.80	$305.83	$311.29	$282.60	$217.02	$191.00	$193.27
Separate Account No. 49 number of units outstanding (000’s)	24	26	29	32	35	38	42	41	45	55
EQ/Conservative Allocation
Unit value	$13.27	$12.36	$12.77	$12.38	$12.23	$12.48	$12.37	$12.06	$11.73	$11.71
Separate Account No. 49 number of units outstanding (000’s)	2,070	2,267	2,519	3,193	3,118	3,498	4,156	6,559	7,073	6,707
EQ/Conservative-Plus Allocation
Unit value	$15.24	$13.66	$14.43	$13.48	$13.10	$13.41	$13.22	$12.20	$11.56	$11.85
Separate Account No. 49 number of units outstanding (000’s)	1,721	1,987	2,105	2,415	2,602	3,128	3,311	4,368	4,888	4,498
EQ/Core Bond Index
Unit value	$13.58	$13.00	$13.20	$13.23	$13.27	$13.45	$13.36	$13.81	$13.62	$13.22
Separate Account No. 49 number of units outstanding (000’s)	2,183	2,228	2,201	2,538	2,714	2,721	2,894	1,402	1,354	1,424
EQ/Equity 500 Index
Unit value	$63.58	$49.49	$52.97	$44.52	$40.71	$41.09	$37.00	$28.62	$25.27	$25.32
Separate Account No. 49 number of units outstanding (000’s)	1,363	1,462	1,508	1,590	1,648	1,794	2,025	1,509	1,194	1,278
EQ/Franklin Balanced Managed Volatility
Unit value	$15.00	$13.09	$13.92	$12.87	$11.86	$12.44	$11.91	$10.58	$9.68	$9.83
Separate Account No. 49 number of units outstanding (000’s)	1,463	1,707	2,057	2,041	1,941	2,227	1,952	2,157	1,654	1,643
EQ/Franklin Small Cap Value Managed Volatility
Unit value	$17.64	$14.30	$16.69	$15.19	$12.38	$13.47	$13.42	$9.99	$8.70	$9.79
Separate Account No. 49 number of units outstanding (000’s)	214	239	269	305	321	348	370	281	379	382
EQ/Franklin Templeton Allocation Managed Volatility
Unit value	$13.47	$11.21	$12.49	$11.05	$10.27	$10.74	$10.36	$8.55	$7.58	$8.07
Separate Account No. 49 number of units outstanding (000’s)	2,134	2,643	2,751	2,893	3,436	3,709	3,972	3,946	4,136	4,481
EQ/Global Equity Managed Volatility
Unit value	$26.43	$21.46	$24.86	$20.06	$19.53	$20.22	$20.22	$17.09	$14.86	$17.25
Separate Account No. 49 number of units outstanding (000’s)	626	703	853	935	1,105	1,216	1,438	1,036	1,149	1,440
EQ/Intermediate Government Bond
Unit value	$18.25	$17.82	$17.98	$18.23	$18.46	$18.70	$18.74	$19.38	$19.52	$18.86
Separate Account No. 49 number of units outstanding (000’s)	224	253	227	230	223	255	317	470	458	948

I-6

Unit values and number of units outstanding at year end for each variable investment option, except for those options being offered for the first time after December 31, 2019.  (continued)

	For the years ending December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
EQ/International Core Managed Volatility
Unit value	$14.27	$11.85	$14.17	$11.41	$11.58	$12.32	$13.37	$11.57	$10.12	$12.39
Separate Account No. 49 number of units outstanding (000’s)	1,379	1,524	1,716	1,902	2,110	2,384	2,740	1,808	2,069	2,230
EQ/International Equity Index
Unit value	$15.35	$12.78	$15.33	$12.65	$12.60	$13.09	$14.31	$11.98	$10.48	$12.15
Separate Account No. 49 number of units outstanding (000’s)	1,854	2,057	2,013	2,039	2,219	2,215	1,905	1,245	1,332	1511
EQ/International Value Managed Volatility
Unit value	$20.66	$17.14	$20.88	$17.21	$17.38	$18.26	$20.01	$17.06	$14.77	$17.93
Separate Account No. 49 number of units outstanding (000’s)	422	472	543	587	667	708	630	751	843	914
EQ/Janus Enterprise
Unit value	$30.42	$22.68	$23.49	$18.68	$19.87	$21.38	$21.91	$16.09	$15.05	$16.59
Separate Account No. 49 number of units outstanding (000’s)	397	443	502	525	656	786	835	870	927	889
EQ/Large Cap Core Managed Volatility
Unit value	$20.43	$15.99	$17.39	$14.50	$13.43	$13.62	$12.41	$9.60	$8.49	$9.02
Separate Account No. 49 number of units outstanding (000’s)	1,694	1,881	2,139	2,469	2,846	3,196	3,676	277	284	330
EQ/Large Cap Growth Index
Unit value	$20.79	$15.63	$16.27	$12.80	$12.25	$11.88	$10.77	$8.27	$7.33	$7.29
Separate Account No. 49 number of units outstanding (000’s)	1,105	1,179	1,444	1,477	1,661	1,588	1,619	955	864	906
EQ/Large Cap Growth Managed Volatility
Unit value	$39.00	$29.67	$31.11	$24.49	$23.61	$23.09	$21.14	$15.89	$14.21	$15.00
Separate Account No. 49 number of units outstanding (000’s)	1,628	1,851	2,112	2,387	2,804	3,163	4,038	924	1,071	204
EQ/Large Cap Value Index
Unit value	$12.32	$9.98	$11.14	$10.03	$8.76	$9.32	$8.42	$6.51	$5.68	$5.80
Separate Account No. 49 number of units outstanding (000’s)	1,913	2,107	2,594	2,856	2,931	3,122	2,839	1,321	1,412	832
EQ/Large Cap Value Managed Volatility
Unit value	$23.78	$19.28	$21.78	$19.46	$17.16	$18.19	$16.49	$12.66	$11.12	$11.91
Separate Account No. 49 number of units outstanding (000’s)	2,018	2,265	2,579	2,900	3,293	3,718	4,641	1,671	1,875	2,059
EQ/Mid Cap Index
Unit value	$23.23	$18.84	$21.71	$19.12	$16.22	$16.99	$15.86	$12.17	$10.57	$11.02
Separate Account No. 49 number of units outstanding (000’s)	1,159	1,284	1,420	1,525	1,666	1,709	1,646	1,423	1,481	1,672

I-7

Unit values and number of units outstanding at year end for each variable investment option, except for those options being offered for the first time after December 31, 2019.  (continued)

	For the years ending December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
EQ/Mid Cap Value Managed Volatility
Unit value	$29.78	$23.93	$28.08	$25.43	$21.99	$23.19	$21.28	$16.26	$13.95	$15.67
Separate Account No. 49 number of units outstanding (000’s)	890	990	1,151	1,295	1,481	1,535	1,593	1,445	1,617	1,830
EQ/Moderate Allocation
Unit value	$60.28	$53.07	$56.70	$51.94	$50.15	$51.47	$50.82	$45.70	$42.73	$44.54
Separate Account No. 49 number of units outstanding (000’s)	1,553	1,703	1,925	2,183	2,446	2,798	3,211	3,732	3,918	4,434
EQ/Moderate-Plus Allocation
Unit value	$19.56	$16.59	$18.11	$16.04	$15.21	$15.67	$15.37	$13.05	$11.90	$12.74
Separate Account No. 49 number of units outstanding (000’s)	9,488	10,600	11,869	13,349	15,224	17,113	19,057	20,839	22,802	24,916
EQ/Money Market
Unit value	$23.72	$23.77	$23.88	$24.20	$24.61	$25.04	$25.47	$25.91	$26.36	$26.82
Separate Account No. 49 number of units outstanding (000’s)	195	259	264	321	334	350	426	514	623	729
EQ/Quality Bond PLUS
Unit value	$15.64	$15.06	$15.31	$15.36	$15.44	$15.67	$15.49	$16.13	$15.98	$16.06
Separate Account No. 49 number of units outstanding (000’s)	1,387	1,470	1,608	1,739	2,008	2,174	2,473	765	816	941
EQ/Small Company Index
Unit value	$31.73	$25.78	$29.58	$26.39	$22.27	$23.74	$23.04	$17.05	$15.01	$15.91
Separate Account No. 49 number of units outstanding (000’s)	521	568	600	647	696	761	821	733	734	850
EQ/Templeton Global Equity Managed Volatility
Unit value	$13.52	$11.37	$13.18	$11.06	$10.68	$11.16	$11.23	$9.00	$7.67	$8.51
Separate Account No. 49 number of units outstanding (000’s)	1,024	1,142	1,383	1,540	1,781	1,730	1,477	634	657	694
Multimanager Technology
Unit value	$36.71	$27.09	$26.94	$19.70	$18.39	$17.60	$15.77	$11.83	$10.61	$11.34
Separate Account No. 49 number of units outstanding (000’s)	403	446	479	439	525	503	487	572	579	705

I-8

Appendix II: Purchase considerations for QP contracts(1)

This information is provided for historical purposes only. The contracts are no longer available to new purchasers.

Trustees who are considering the purchase of an Accumulator® Series QP contract should discuss with their tax and ERISA advisers whether this is an appropriate investment vehicle for the employer’s plan. There are significant issues in the purchase of an Accumulator® Series QP contract in a defined benefit plan. The QP contract and this Prospectus should be reviewed in full, and the following factors, among others, should be noted. Trustees should consider whether the plan provisions permit the investment of plan assets in the QP contract, the distribution of such an annuity, the purchase of the Guaranteed minimum income benefit and other guaranteed benefits, and the payment of death benefits in accordance with the requirements of the federal income tax rules. Assuming continued plan qualification and operation, earnings on qualified plan assets will accumulate value on a tax-deferred basis even if the plan is not funded by the Accumulator® Series QP contract or another annuity contract. Therefore, you should purchase an Accumulator® Series QP contract to fund a plan for the contract’s features and benefits and not for tax deferral, after considering the relative costs and benefits of annuity contracts and other types of arrangements and funding vehicles.

This QP contract accepts only transfer contributions from other investments within an existing qualified plan trust. We will not accept ongoing payroll contributions or contributions directly from the employer. For 401(k) plans, no employee after-tax contributions are accepted. A ‘‘designated Roth contribution account’’ is not available in the QP contract. Checks written on accounts held in the name of the employer instead of the plan or the trust will not be accepted. Only one additional transfer contribution may be made per contract year. The maximum contribution age is 75 (70, under Accumulator® PlusSM contracts), or if later, the first contract date anniversary.

If amounts attributable to an excess or mistaken contribution must be withdrawn, any or all of the following may apply: (1) withdrawal charges; (2) market value adjustments; or (3) benefit base adjustments to an optional benefit. If in a defined benefit plan the plan’s actuary determines that an overfunding in the QP contract has occurred, then any transfers of plan assets out of the QP contract may also result in withdrawal charges, market value adjustments or benefit base adjustments on the amount being transferred.

In order to purchase the QP contract for a defined benefit plan, the plan’s actuary will be required to determine a current dollar value of each plan participant’s accrued benefit so that individual contracts may be established for each plan participant. We do not permit defined contribution or defined benefit plans to pool plan assets attributable to the accrued benefits of multiple plan participants.

For defined benefit plans, the maximum percentage of actuarial value of the plan participant’s normal retirement benefit that can be funded by a QP contract is 80%. The account value under a QP contract may at any time be more or less than the lump sum actuarial equivalent of the accrued benefit for a defined benefit plan participant. The Company does not guarantee that the account value under a QP contract will at any time equal the actuarial value of 80% of a participant/employee’s accrued benefit.

All payments under the contract will be made to the plan trust owner. If the plan rolls over a contract into an IRA for the benefit of a former plan participant through a contract conversion, it is the plan’s responsibility to adjust the value of the contract to the actuarial equivalent of the participant’s benefit prior to the contract conversion.

The Company’s only role is that of the issuer of the contract. The Company is not the plan administrator. The Company will not perform or provide any plan recordkeeping services with respect to the QP contracts. The plan’s administrator will be solely responsible for performing or providing for all such services. There is no loan feature offered under the QP contracts, so if the plan provides for loans and a participant takes a loan from the plan, other plan assets must be used as the source of the loan and any loan repayments must be credited to other investment vehicles and/or accounts available under the plan. The Company will never make payments under a QP contract to any person other than the plan trust owner.

Given that lifetime required minimum distributions must generally commence from the plan for annuitants after age 72, trustees should consider:

•	whether required minimum distributions under QP contracts would cause withdrawals in excess of 6 1/2% (or 6%, as applicable) of the Guaranteed minimum income benefit Roll-Up benefit base;

(1)	QP contracts are available for Accumulator®, Accumulator® PlusSM and Accumulator® EliteSM contracts owners only.

II-1

•

that provisions in the Treasury Regulations on required minimum distributions require that the actuarial present value of additional annuity contract benefits be added to the dollar amount credited for purposes of calculating required minimum distributions. This could increase the amounts required to be distributed; and

•	that if the Guaranteed minimum income benefit is automatically exercised as a result of the no lapse guarantee, payments will be made to the plan trust and may not be rollover eligible.

Finally, because the method of purchasing the QP contract, including the large initial contribution, and the features of the QP contract may appeal more to plan participants who are older and tend to be highly paid, and because certain features of the QP contract are available only to plan participants who meet certain minimum and/or maximum age requirements, plan trustees should discuss with their advisers whether the purchase of the QP contract would cause the plan to engage in prohibited discrimination in contributions, benefits or otherwise.

II-2

Appendix III: Market value adjustment example

The example below shows how the market value adjustment would be determined and how it would be applied to a withdrawal, assuming that $100,000 was allocated on February 17, 2020 to a fixed maturity option with a maturity date of February 15, 2028 (eight years later) at a hypothetical rate to maturity of 4.00% (‘‘h’’ in the calculations below), resulting in a maturity value of $136,857 on the maturity date. We further assume that a withdrawal of $50,000, including any applicable withdrawal charge, is made four years later on February 15, 2020(a).Please note that withdrawal charges do not apply to Accumulator® SelectSM contracts.

	Hypothetical assumed rate to maturity (‘‘j’’ in the calculations below) February 15, 2020
	2.00%	6.00%
As of February 15, 2020 before withdrawal
(1) Market adjusted amount(b)	$126,428	$108,386
(2) Fixed maturity amount(c)	$116,973	$116,973
(3) Market value adjustment: (1) – (2)	$9,454	$(8,587)
On February 15, 2020 after $50,000 withdrawal
(4) Portion of market value adjustment associated with the withdrawal: (3) x [$50,000/(1)]	$3,739	$(3,961)
(5) Portion of fixed maturity associated with the withdrawal: $50,000 – (4)	$46,261	$53,961
(6) Market adjusted amount: (1) – $50,000	$76,428	$58,386
(7) Fixed maturity amount: (2) – (5)	$70,712	$63,012
(8) Maturity value(d)	$82,732	$73,723

You should note that in this example, if a withdrawal is made when rates have increased from 4.00% to 6.00% (right column), a portion of a negative market value adjustment is realized. On the other hand, if a withdrawal is made when rates have decreased from 4.00% to 2.00% (left column), a portion of a positive market value adjustment is realized.

Notes:

(a)	Number of days from the withdrawal date to the maturity date = D = 1,461

(b)	Market adjusted amount is based on the following calculation:

Maturity value	=	$136,857	where j is either 2% or 6%
(1+j)(D/365)		(1+j)(1,461/365)

(c) Fixed maturity amount is based on the following calculation:
Maturity value	=	$136,857
(1+h)(D/365)		(1+0.04)(1,461/365)

(d) Maturity value is based on the following calculation:

Fixed maturity amount x (1+h)(D/365) = ($70,712 or $63,012) x (1+0.04)(1,461/365)

III-1

Appendix IV: Enhanced death benefit example

The death benefit under the contract is equal to the account value or, if greater, the enhanced death benefit, if elected.

The following illustrates the enhanced death benefit calculation for Accumulator®, Accumulator® EliteSM and Accumulator® SelectSM contracts. The enhanced death benefit calculation for Accumulator® PlusSM contracts is illustrated on the next page. Assuming $100,000 is allocated to the variable investment options (with no allocation to the EQ/Money Market, the guaranteed interest option or the fixed maturity options), no additional contributions, no transfers, no withdrawals and no loans under a Rollover TSA contract, the enhanced death benefit for an owner age 45 would be calculated as follows:

End of Contract Year	Account value	6 1/2% Roll-up to age 85 benefit base	6% Roll-up to age 85 benefit base	Annual Ratchet to age 85 benefit base	GWBL Enhanced death benefit base
1	$105,000	$106,500(4)	$106,000(6)	$105,000(1)	$105,000(7)
2	$115,500	$113,423(3)	$112,360(5)	$115,500(1)	$115,500(7)
3	$129,360	$120,795(3)	$119,102(5)	$129,360(1)	$129,360(7)
4	$103,488	$128,647(3)	$126,248(5)	$129,360(2)	$135,828(8)
5	$113,837	$137,009(4)	$133,823(6)	$129,360(2)	$142,296(8)
6	$127,497	$145,914(4)	$141,852(6)	$129,360(2)	$148,764(8)
7	$127,497	$155,399(4)	$150,363(6)	$129,360(2)	$155,232(8)

The account values for contract years 1 through 7 are based on hypothetical rates of return of 5.00%, 10.00%, 12.00%, (20.00)%, 10.00%, 12.00% and 0.00%. We are using these rates solely to illustrate how the benefit is determined. The return rates bear no relationship to past or future investment results.

Annual Ratchet to age 85

(1)	At the end of contract years 1 through 3, the Annual Ratchet to age 85 enhanced death benefit is equal to the current account value.

(2)

At the end of contract years 4 through 7, the death benefit is equal to the Annual Ratchet to age 85 enhanced death benefit at the end of the prior year since it is higher than the current account value.

Greater of 6 1/2% Roll-Up to age 85 or Annual Ratchet to age 85

The enhanced death benefit under this option for each year shown would be the greater of the amounts shown under the 6 1/2% Roll-Up to age 85 or the Annual Ratchet to age 85.

(3)	At the end of contract years 2 through 4, the enhanced death benefit will be based on the Annual Ratchet to age 85.

(4)	At the end of contract years 1 and 5 through 7, the enhanced death benefit will be based on the 6 1/2% Roll-Up to age 85.

Greater of 6% Roll-Up to age 85 or Annual Ratchet to age 85

The enhanced death benefit under this option for each year shown would be the greater of the amounts shown under the 6% Roll-Up to age 85 or the Annual Ratchet to age 85.

(5)	At the end of contract years 2 through 4, the enhanced death benefit will be based on the Annual Ratchet to age 85.

(6)	At the end of contract years 1 and 5 through 7, the enhanced death benefit will be based on the 6% Roll-Up to age 85.

GWBL Enhanced death benefit

This example assumes no withdrawals. The GWBL Enhanced death benefit is a guaranteed minimum death benefit that is only available if you elect the Guaranteed withdrawal benefit for life. If you plan to take withdrawals during any of the first seven contract years, this illustration is of limited usefulness to you.

(7)	At the end of contract years 1 through 3, the GWBL Enhanced death benefit is equal to the current account value.

(8)	At the end of contract years 4 through 7, the GWBL Enhanced death benefit is greater than the current account value.

IV-1

The following illustrates the enhanced death benefit calculation for Accumulator® PlusSM contacts. Assuming $100,000 is allocated to the variable investment options (with no allocation to the EQ/Money Market, the guaranteed interest option or the fixed maturity options), no additional contributions, no transfers, no withdrawals and no loans under a Rollover TSA contract, the enhanced death benefit for an owner age 45 would be calculated as follows:

End of Contract Year	Account Value	6 1/2% Roll-up to age 85 death benefit	6% Roll-up to age 85 benefit base	Annual Ratchet to age 85 benefit base	GWBL Enhanced death benefit base
1	$109,200	$106,500(3)	$106,000(5)	$109,200(1)	$109,200(7)
2	$120,120	$113,423(3)	$112,360(5)	$120,120(1)	$120,120(7)
3	$134,534	$120,795(3)	$119,102(5)	$134,534(1)	$134,534(7)
4	$107,628	$128,647(3)	$126,248(5)	$134,534(2)	$141,261(8)
5	$118,390	$137,009(4)	$133,823(5)	$134,534(2)	$147,988(8)
6	$132,597	$145,914(4)	$141,852(6)	$134,534(2)	$154,715(8)
7	$132,597	$155,399(4)	$150,363(6)	$134,534(2)	$161,441(8)

The account values for contract years 1 through 7 are based on hypothetical rates of return of 5.00%, 10.00%, 12.00%, (20.00)%, 10.00%, 12.00% and 0.00%. We are using these rates solely to illustrate how the benefit is determined. The return rates bear no relationship to past or future investment results.

Annual Ratchet to age 85

(1)	At the end of contract years 1 through 3, the Annual Ratchet to age 85 enhanced death benefit is equal to the current account value.

(2)

At the end of contract years 4 through 7, the death benefit is equal to the Annual Ratchet to age 85 enhanced death benefit at the end of the prior year since it is higher than the current account value.

Greater of 6 1/2% Roll-Up to age 85 or Annual Ratchet to age 85

The enhanced death benefit under this option for each year shown would be the greater of the amounts shown under the 6 1/2% Roll-Up to age 85 or the Annual Ratchet to age 85.

(3)	At the end of contract years 1 through 4, the enhanced death benefit will be based on the Annual Ratchet to age 85.

(4)	At the end of contract years 5 through 7, the enhanced death benefit will be based on the 6 1/2% Roll-Up to age 85.

Greater of 6% Roll-Up to age 85 or Annual Ratchet to age 85

The enhanced death benefit under this option for each year shown would be the greater of the amounts shown under the 6% Roll-Up to age 85 or the Annual Ratchet to age 85.

(5)	At the end of contract years 1 through 5, the enhanced death benefit will be based on the Annual Ratchet to age 85.

(6)	At the end of contract years 6 and 7, the enhanced death benefit will be based on the 6% Roll-Up to age 85.

GWBL Enhanced death benefit

This example assumes no withdrawals. The GWBL Enhanced death benefit is a guaranteed minimum death benefit that is only available if you elect the Guaranteed withdrawal benefit for life. If you plan to take withdrawals during any of the first seven contract years, this illustration is of limited usefulness to you.

(7)	At the end of contract years 1 through 3, the GWBL Enhanced death benefit is equal to the current account value.

(8)	At the end of contract years 4 through 7, the GWBL Enhanced death benefit is greater than the current account value.

IV-2

Appendix V: Hypothetical illustrations

ILLUSTRATION OF ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED MINIMUM BENEFITS

The following tables illustrate the changes in account value, cash value and the values of the ‘‘Greater of 6 1/2% Roll-Up to age 85 or the Annual Ratchet to age 85’’ enhanced death benefit, the Earnings enhancement benefit and the Guaranteed minimum income benefit under certain hypothetical circumstances for Accumulator®, Accumulator® PlusSM, Accumulator® EliteSM and Accumulator® SelectSM contracts, respectively. The table illustrates the operation of a contract based on a male, issue age 60, who makes a single $100,000 contribution to variable investment options that roll-up at 6% only and takes no withdrawals. The amounts shown are for the beginning of each contract year and assume that all of the account value is invested in Portfolios that achieve investment returns at constant gross annual rates of 0% and 6% (i.e., before any investment management fees, 12b-1 fees or other expenses are deducted from the underlying portfolio assets). After the deduction of the arithmetic average of the investment management fees, 12b-1 fees and other expenses of all of the underlying portfolios (as described below), the corresponding net annual rates of return would be (2.25)% and 3.75% for Accumulator® contracts; (2.50)% and 3.50% for Accumulator® PlusSM contracts; (2.60)% and 3.40% for Accumulator® EliteSM contracts; and (2.65)% and 3.35% for Accumulator® SelectSM contracts at the 0% and 6% gross annual rates, respectively. These net annual rates of return reflect the trust and separate account level charges, but they do not reflect the charges we deduct from your account value annually for the enhanced death benefit, the Earnings enhancement benefit, and the Guaranteed minimum income benefit features, as well as the annual administrative charge. If the net annual rates of return did reflect these charges, the net annual rates of return shown would be lower; however, the values shown in the following tables reflect the following contract charges: the ‘‘Greater of 6 1/2% Roll-Up to age 85 or Annual Ratchet to age 85’’ enhanced death benefit charge, the Earnings enhancement benefit charge, the Guaranteed minimum income benefit charge and any applicable administrative charge and withdrawal charge. The values shown under ‘‘Lifetime annual guaranteed minimum income benefit’’ reflect the lifetime income that would be guaranteed if the Guaranteed minimum income benefit is selected at that contract date anniversary. An ‘‘N/A’’ in these columns indicates that the benefit is not exercisable in that year. A ‘‘0’’ under any of the death benefit and/or ‘‘Lifetime annual guaranteed minimum income benefit’’ columns indicates that the contract has terminated due to insufficient account value. However, the Guaranteed minimum income benefit has been automatically exercised, and the owner is receiving lifetime payments.

With respect to fees and expenses deducted from assets of the underlying portfolios, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of 0.44%, (2) an assumed average asset charge for all other expenses of the underlying portfolios equivalent to an effective annual rate of 0.26% and (3) 12b-1 fees equivalent to an effective annual rate of 0.25%. These rates are the arithmetic average for all Portfolios that are available as investment options. In other words, they are based on the hypothetical assumption that account values are allocated equally among the variable investment options. The actual rates associated with any contract will vary depending upon the actual allocation of account value among the investment options. These rates do not reflect expense limitation arrangements in effect with respect to certain of the underlying portfolios as described in the footnotes to the fee table for the underlying portfolios in ‘‘Fee table’’ earlier in this Prospectus. With these arrangements, the charges shown above would be lower. This would result in higher values than those shown in the following tables.

Because your circumstances will no doubt differ from those in the illustrations that follow, values under your contract will differ, in most cases substantially. Upon request, we will furnish you with a personalized illustration.

V-1

Variable deferred annuity

Accumulator®

$100,000 Single contribution and no withdrawals

Male, issue age 60

Benefits:

Greater of 6 1/2% Roll-up to age 85 or Annual Ratchet to age 85 Guaranteed minimum death benefit

Earnings enhancement benefit

Guaranteed minimum income benefit

Age	Contract Year	Account Value		Cash Value		Greater of 6 1/2% Roll-up to age 85 or Annual Ratchet to age 85 Guaranteed Minimum Death Benefit		Total Death Benefit with the Earnings enhancement benefit		Lifetime Annual Guaranteed Minimum Income Benefit: Guaranteed Income		Lifetime Annual Guaranteed Minimum Income Benefit: Hypothetical Income
		0%	6%	0%	6%	0%	6%	0%	6%	0%	6%	0%	6%
60	0	100,000	100,000	93,000	93,000	100,000	100,000	100,000	100,000	N/A	N/A	N/A	N/A
61	1	95,704	101,683	88,704	94,683	106,500	106,500	109,100	109,100	N/A	N/A	N/A	N/A
62	2	91,408	103,312	84,408	96,312	113,423	113,423	118,792	118,792	N/A	N/A	N/A	N/A
63	3	87,106	104,878	81,106	98,878	120,795	120,795	129,113	129,113	N/A	N/A	N/A	N/A
64	4	82,790	106,372	76,790	100,372	128,647	128,647	140,105	140,105	N/A	N/A	N/A	N/A
65	5	78,452	107,783	73,452	102,783	137,009	137,009	151,812	151,812	N/A	N/A	N/A	N/A
66	6	74,084	109,098	71,084	106,098	145,914	145,914	164,280	164,280	N/A	N/A	N/A	N/A
67	7	69,677	110,307	68,677	109,307	155,399	155,399	177,558	177,558	N/A	N/A	N/A	N/A
68	8	65,223	111,395	65,223	111,395	165,500	165,500	191,699	191,699	N/A	N/A	N/A	N/A
69	9	60,712	112,348	60,712	112,348	176,257	176,257	206,760	206,760	N/A	N/A	N/A	N/A
70	10	56,135	113,149	56,135	113,149	187,714	187,714	222,799	222,799	10,287	10,287	10,287	10,287
75	15	31,790	114,247	31,790	114,247	257,184	257,184	320,058	320,058	15,714	15,714	15,714	15,714
80	20	3,966	108,361	3,966	108,361	352,365	352,365	453,310	453,310	24,172	24,172	24,172	24,172
85	25	0	91,568	0	91,568	0	482,770	0	583,716	0	40,263	0	40,263
90	30	0	87,497	0	87,497	0	482,770	0	583,716	N/A	N/A	N/A	N/A
95	35	0	82,688	0	82,688	0	482,770	0	583,716	N/A	N/A	N/A	N/A

The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The account value, cash value and guaranteed benefits for a contract would be different from the ones shown if the actual gross rate of investment return averaged 0% or 6% over a period of years, but also fluctuated above or below the average for individual contract years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.

V-2

Variable deferred annuity

Accumulator® PlusSM

$100,000 Single contribution and no withdrawals

Male, issue age 60

Benefits:

Greater of 6 1/2% Roll-up to age 85 and Annual Ratchet to age 85 Guaranteed minimum death benefit

Earnings enhancement benefit

Guaranteed minimum income benefit

Age	Contract Year	Account Value		Cash Value		Greater of 6 1/2% Roll-Up to age 85 or Annual Ratchet to age 85 Guaranteed Minimum Death Benefit		Total Death Benefit with the Earnings enhancement benefit		Lifetime Annual Guaranteed Minimum Income Benefit: Guaranteed Income		Lifetime Annual Guaranteed Minimum Income Benefit: Hypothetical Income
		0%	6%	0%	6%	0%	6%	0%	6%	0%	6%	0%	6%
60	0	104,000	104,000	96,000	96,000	100,000	100,000	100,000	100,000	N/A	N/A	N/A	N/A
61	1	99,341	105,559	91,341	97,559	106,500	106,500	109,100	109,100	N/A	N/A	N/A	N/A
62	2	94,704	107,057	86,704	99,057	113,423	113,423	118,792	118,792	N/A	N/A	N/A	N/A
63	3	90,080	108,483	83,080	101,483	120,795	120,795	129,113	129,113	N/A	N/A	N/A	N/A
64	4	85,463	109,829	78,463	102,829	128,647	128,647	140,105	140,105	N/A	N/A	N/A	N/A
65	5	80,842	111,083	74,842	105,083	137,009	137,009	151,812	151,812	N/A	N/A	N/A	N/A
66	6	76,211	112,234	71,211	107,234	145,914	145,914	164,280	164,280	N/A	N/A	N/A	N/A
67	7	71,559	113,269	67,559	109,269	155,399	155,399	177,558	177,558	N/A	N/A	N/A	N/A
68	8	66,878	114,175	63,878	111,175	165,500	165,500	191,699	191,699	N/A	N/A	N/A	N/A
69	9	62,158	114,937	62,158	114,937	176,257	176,257	206,760	206,760	N/A	N/A	N/A	N/A
70	10	57,388	115,540	57,388	115,540	187,714	187,714	222,799	222,799	10,287	10,287	10,287	10,287
75	15	32,330	115,525	32,330	115,525	257,184	257,184	320,058	320,058	15,714	15,714	15,714	15,714
80	20	4,190	108,359	4,190	108,359	352,365	352,365	453,310	453,310	24,172	24,172	24,172	24,172
85	25	0	90,201	0	90,201	0	482,770	0	583,716	0	40,263	0	40,263
90	30	0	84,707	0	84,707	0	482,770	0	583,716	N/A	N/A	N/A	N/A
95	35	0	78,296	0	78,296	0	482,770	0	583,716	N/A	N/A	N/A	N/A

The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The account value, cash value and guaranteed benefits for a contract would be different from the ones shown if the actual gross rate of investment return averaged 0% or 6% over a period of years, but also fluctuated above or below the average for individual contract years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.

V-3

Variable deferred annuity

Accumulator® EliteSM

$100,000 Single contribution and no withdrawals

Male, issue age 60

Benefits:

Greater of 6 1/2% Roll-up or Annual Ratchet to age 85 Guaranteed minimum death benefit

Earnings enhancement benefit

Guaranteed minimum income benefit

Age	Contract Year	Account Value		Cash Value		Greater of 6 1/2% Roll-Up to age 85 or Annual Ratchet to age 85 Guaranteed Minimum Death Benefit		Total Death Benefit with the Earnings enhancement benefit		Lifetime Annual Guaranteed Minimum Income Benefit: Guaranteed Income		Lifetime Annual Guaranteed Minimum Income Benefit: Hypothetical Income
		0%	6%	0%	6%	0%	6%	0%	6%	0%	6%	0%	6%
60	0	100,000	100,000	92,000	92,000	100,000	100,000	100,000	100,000	N/A	N/A	N/A	N/A
61	1	95,355	101,334	87,355	93,334	106,500	106,500	109,100	109,100	N/A	N/A	N/A	N/A
62	2	90,736	102,598	83,736	95,598	113,423	113,423	118,792	118,792	N/A	N/A	N/A	N/A
63	3	86,135	103,782	80,135	97,782	120,795	120,795	129,113	129,113	N/A	N/A	N/A	N/A
64	4	81,543	104,877	76,543	99,877	128,647	128,647	140,105	140,105	N/A	N/A	N/A	N/A
65	5	76,953	105,871	76,953	105,871	137,009	137,009	151,812	151,812	N/A	N/A	N/A	N/A
66	6	72,355	106,753	72,355	106,753	145,914	145,914	164,280	164,280	N/A	N/A	N/A	N/A
67	7	67,741	107,510	67,741	107,510	155,399	155,399	177,558	177,558	N/A	N/A	N/A	N/A
68	8	63,101	108,128	63,101	108,128	165,500	165,500	191,699	191,699	N/A	N/A	N/A	N/A
69	9	58,425	108,593	58,425	108,593	176,257	176,257	206,760	206,760	N/A	N/A	N/A	N/A
70	10	53,703	108,889	53,703	108,889	187,714	187,714	222,799	222,799	10,287	10,287	10,287	10,287
75	15	28,907	107,186	28,907	107,186	257,184	257,184	320,058	320,058	15,714	15,714	15,714	15,714
80	20	1,142	98,072	1,142	98,072	352,365	352,365	453,310	453,310	24,172	24,172	24,172	24,172
85	25	0	77,712	0	77,712	0	482,770	0	583,716	0	40,263	0	40,263
90	30	0	69,736	0	69,736	0	482,770	0	583,716	N/A	N/A	N/A	N/A
95	35	0	60,473	0	60,473	0	482,770	0	583,716	N/A	N/A	N/A	N/A

The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The account value, cash value and guaranteed benefits for a contract would be different from the ones shown if the actual gross rate of investment return averaged 0% or 6% over a period of years, but also fluctuated above or below the average for individual contract years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.

V-4

Variable deferred annuity

Accumulator® SelectSM

$100,000 Single contribution and no withdrawals

Male, issue age 60

Benefits:

Greater of 6 1/2% Roll-up to age 85 or Annual Ratchet to age 85 Guaranteed minimum death benefit

Earnings enhancement benefit

Guaranteed minimum income benefit

Age	Contract Year	Account Value		Cash Value		Greater of 6 1/2% Roll-up to age 85 or Annual Ratchet to age 85 Guaranteed Minimum Death Benefit		Total Death Benefit with the Earnings enhancement benefit		Lifetime Annual Guaranteed Minimum Income Benefit: Guaranteed Income		Lifetime Annual Guaranteed Minimum Income Benefit: Hypothetical Income
		0%	6%	0%	6%	0%	6%	0%	6%	0%	6%	0%	6%
60	0	100,000	100,000	100,000	100,000	100,000	100,000	100,000	100,000	N/A	N/A	N/A	N/A
61	1	95,305	101,284	95,305	101,284	106,500	106,500	109,100	109,100	N/A	N/A	N/A	N/A
62	2	90,640	102,496	90,640	102,496	113,423	113,423	118,792	118,792	N/A	N/A	N/A	N/A
63	3	85,997	103,626	85,997	103,626	120,795	120,795	129,113	129,113	N/A	N/A	N/A	N/A
64	4	81,366	104,665	81,366	104,665	128,647	128,647	140,105	140,105	N/A	N/A	N/A	N/A
65	5	76,741	105,600	76,741	105,600	137,009	137,009	151,812	151,812	N/A	N/A	N/A	N/A
66	6	72,111	106,421	72,111	106,421	145,914	145,914	164,280	164,280	N/A	N/A	N/A	N/A
67	7	67,468	107,115	67,468	107,115	155,399	155,399	177,558	177,558	N/A	N/A	N/A	N/A
68	8	62,802	107,668	62,802	107,668	165,500	165,500	191,699	191,699	N/A	N/A	N/A	N/A
69	9	58,104	108,065	58,104	108,065	176,257	176,257	206,760	206,760	N/A	N/A	N/A	N/A
70	10	53,363	108,291	53,363	108,291	187,714	187,714	222,799	222,799	10,287	10,287	10,287	10,287
75	15	28,511	106,206	28,511	106,206	257,184	257,184	320,058	320,058	15,714	15,714	15,714	15,714
80	20	761	96,661	761	96,661	352,365	352,365	453,310	453,310	24,172	24,172	24,172	24,172
85	25	0	75,836	0	75,836	0	482,770	0	583,716	0	40,263	0	40,263
90	30	0	67,364	0	67,364	0	482,770	0	583,716	N/A	N/A	N/A	N/A
95	35	0	57,549	0	57,549	0	482,770	0	583,716	N/A	N/A	N/A	N/A

The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The account value, cash value and guaranteed benefits for a contract would be different from the ones shown if the actual gross rate of investment return averaged 0% or 6% over a period of years, but also fluctuated above or below the average for individual contract years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.

V-5

Appendix VI: Earnings enhancement benefit example

The following illustrates the calculation of a death benefit that includes the Earnings enhancement benefit for an owner age 45. The example assumes a contribution of $100,000 and no additional contributions. Where noted, a single withdrawal in the amount shown is also assumed. The calculation is as follows:

		No withdrawal	$3,000 withdrawal	$6,000 withdrawal
A	Initial contribution	100,000	100,000	100,000
B	Death benefit: prior to withdrawal.(1)	104,000	104,000	104,000
C	Earnings enhancement benefit earnings: death benefit less net contributions (prior to the withdrawal in D). B minus A.	4,000	4,000	4,000
D	Withdrawal	0	3,000	6,000
E	Excess of the withdrawal over the Earnings enhancement benefit earnings greater of D minus C or zero	0	0	2,000
F	Net contributions (adjusted for the withdrawal in D) A minus E	100,000	100,000	98,000
G	Death benefit (adjusted for the withdrawal in D) B minus D	104,000	101,000	98,000
H	Death benefit less net contributions G minus F	4,000	1,000	0
I	Earnings enhancement benefit factor	40%	40%	40%
J	Earnings enhancement benefit H times I	1,600	400	0
K	Death benefit: including the Earnings enhancement benefit G plus J	105,600	101,400	98,000
(1)	The death benefit is the greater of the account value or any applicable death benefit.

VI-1

Appendix VII: State contract availability and/or variations of certain features and benefits

Certain information is provided for historical purpose only. The contracts are no longer available to new purchasers. In addition, except as described below, we no longer accept contributions to the contracts, including contributions made through our automatic investment program. Contributions received at our processing office will be returned to you. This change has no effect on amounts that are already invested in your contract or on your guaranteed benefits.

We currently continue to accept contributions to: (i) QP contracts; and (ii) all contracts issued in the state of Florida. Information regarding contributions in this section is for the benefit of contract owners currently eligible to continue making contributions to the contracts.

The following information is a summary of the states where the Accumulator® Series contracts or certain features and/or benefits are either not available in the contracts or vary from the respective contract’s features and benefits as previously described in this Prospectus. Certain features and/or benefits may have been approved in your state after your contract was issued and cannot be added. Please contact your financial professional for more information about availability in your state. See also Appendix VIII later in this Prospectus for information about the availability of certain features under your contract.

States where certain Accumulator® Series contracts’ features and/or benefits are not available or vary:

State	Features and benefits	Availability or variation
California	See ‘‘Contract features and benefits’’—‘‘Your right to cancel within a certain number of days’’

If you reside in the state of California and you are age 60 and older at the time the contract is issued, you may return your variable annuity contract within 30 days from the date that you receive it and receive a refund as described below.

If you allocate your entire initial contribution to the EQ/Money Market option (and/or guaranteed interest option, if available), the amount of your refund will be equal to your contribution, unless you make a transfer, in which case the amount of your refund will be equal to your account value on the date we receive your request to cancel at our processing office. This amount could be less than your initial contribution. If the Principal guarantee benefit or Guaranteed withdrawal benefit for life is elected, the investment allocation during the 30 day free look period is limited to the guaranteed interest option. If you allocate any portion of your initial contribution to the variable investment options (other than the EQ/Money Market option) and/or fixed maturity options, your refund will be equal to your account value on the date we receive your request to cancel at our processing office.

Florida	See ‘‘Contract features and benefits’’ in ‘‘Credits’’ (For Accumulator® PlusSM contracts only)	The following information replaces the second bullet of the final set of bullets in this section:

•   You may annuitize your contract after thirteen months, however, if you elect to receive annuity payments within five years of the contract date, we will recover the credit that applies to any contribution made in that five years. If you start receiving annuity payments after five years from the contract date and within three years of making any contribution, we will recover the credit that applies to any contribution made within the prior three years.

VII-1

State	Features and benefits	Availability or variation
Florida (continued)	See ‘‘Your right to cancel within a certain number of days’’ in ‘‘Contract features and benefits’’	If you reside in the state of Florida and you are age 65 or older at the time the contract is issued, you may cancel your variable annuity contract and return it to us within 21 days from the date that you receive it. You will receive an unconditional refund equal to the cash surrender value provided in the annuity contract, plus any fees or charges deducted from the contributions or imposed under the contract.

If you reside in the state of Florida and you are age 64 or younger at the time the contract is issued, you may cancel your variable annuity contract and return it to us within 14 days from the date that you receive it. You will receive an unconditional refund equal to your contributions, including any contract fees or charges.

	See ‘‘Withdrawal charge’’ in ‘‘Charges and expenses’’	If you are age 65 and older at the time your contract is issued, the applicable withdrawal charge will not exceed 10% of the amount withdrawn. In addition, no charge will apply after the end of the 10th contract year or 10 years after a contribution is made, whichever is later.
Illinois	See ‘‘Credits’’ in ‘‘Contract features and benefits’’ (For Accumulator® PlusSM contracts only)	The following information replaces the second bullet of the final set of bullets in this section:

•   You may annuitize your contract after twelve months, however, if you elect to receive annuity payments within five years of the contract date, we will recover the credit that applies to any contribution made in the first five years. If you start receiving annuity payments after five years from the contract date and within three years of making any contribution, we will recover the credit that applies to any contribution made within the prior three years.

	See ‘‘Loans under Rollover TSA contracts’’ in ‘‘Accessing your money’’	Your loan interest rate will not exceed 8% (or any lower maximum rate that may become required by Illinois or federal law).

	See ‘‘Selecting an annuity payout option’’ under ‘‘Your annuity payout options’’ in ‘‘Accessing your money’’	The following sentence replaces the first sentence of the second paragraph in this section:

You can choose the date annuity payments begin but it may not be earlier than twelve months from the Accumulator® Series contract date.
Massachusetts	Annual administrative charge	The annual administrative charge will not be deducted from amounts allocated to the Guaranteed interest option.

	See ‘‘Disability, terminal illness or confinement to nursing home’’ under ‘‘Withdrawal charge’’ in ‘‘Charges and expenses’’ (For Accumulator®, Accumulator® PlusSM and Accumulator® EliteSM contracts only)	This section is deleted in its entirety.

VII-2

State	Features and benefits	Availability or variation
Mississippi (Applicable under Accumulator®, Accumulator® PlusSM and Accumulator® EliteSM contracts only)	Automatic Investment Program	Not Available

	QP (defined contribution and defined benefit) contracts	Not Available

	See ‘‘How you can contribute to your contract’’ in ‘‘Contract features and benefits’’ and "Appendix X"	Additional contributions can only be made within the first year after the contract issue date. The 150% limit does not apply.

The following information applies to Accumulator®, Accumulator® PlusSM and Accumulator® EliteSM contracts sold in New Jersey from May 29, 2007 to September 10, 2007 and Accumulator® SelectSM contracts sold in New Jersey from August 6, 2007 to September 10, 2007:

New Jersey	‘‘Greater of 6 1/2% Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit’’

All references to this feature are deleted in their entirety.

You have the choice of the following guaranteed minimum death benefits: the Greater of 6% Roll-Up to age 85 or Annual Ratchet to age 85; the Greater of 3% Roll-Up to age 85 or Annual Ratchet to age 85; the Annual Ratchet to age 85; the Standard death benefit; the GWBL Standard death benefit; or the GWBL Enhanced death benefit.

	See ‘‘Guaranteed minimum death benefit charge’’ in ‘‘Fee table’’	The charge for the Greater of 6% Roll-Up to age 85 or Annual Ratchet to age 85 is 0.60% The charge for the Greater of 3% Roll-Up to age 85 or Annual Ratchet to age 85 is 0.60%

	See ‘‘Guaranteed minimum death benefit charge’’ and ‘‘Guaranteed minimum income benefit charge’’ in ‘‘Fee table’’	Footnote (5) (and all related text) is deleted in its entirety. We do not reserve the right to increase your charge if you reset your Greater of 6% to age 85 or Annual Ratchet to age 85 enhanced death benefit and Guaranteed minimum income benefit Roll-Up benefit base.
	See ‘‘Guaranteed minimum income benefit and the Roll-Up benefit base reset’’ in ‘‘Contract features and benefits’’	All references to resetting your Roll-Up benefit base on each contract date anniversary are deleted in their entirety here and throughout the Prospectus. Instead, if you elect the Guaranteed minimum income benefit alone or together with the Greater of 6% Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit, you will be eligible to reset the Roll-Up benefit base for these guaranteed benefits to equal the account value as of the 5th or later contract date anniversary. Each time you reset the Roll-Up benefit base, your Roll-Up benefit base will not be eligible for another reset for five years.

The Guaranteed minimum income benefit that includes the 6 1/2% Roll-Up benefit base is not available in combination with the Greater of 6% Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit.

VII-3

State	Features and benefits	Availability or variation

New Jersey (continued)	See ‘‘Guaranteed minimum income benefit’’ in ‘‘Contract features and benefits’’	The table showing the maximum periods certain available under the life with a period certain payout option is deleted in its entirety and replaced with the following:

Level payments
Owner’s age at exercise	Period certain years
	IRAs	NQ
75 and younger	10	10
76	9	10
77	8	10
78	7	10
79	7	10
80	7	10
81	7	9
82	7	8
83	7	7
84	6	6
85	5	5

See ‘‘Greater of 6% Roll-Up to age 85 or Annual Ratchet to age 85’’ under ‘‘Guaranteed minimum death benefit charge’’ in ‘‘Charges and expenses’’

The second sentence of the first paragraph and the entire second paragraph are deleted in their entirety and replaced with the following:

The charge is equal to 0.60% of the Greater of the 6% Roll-Up to age 85 or the Annual Ratchet to age 85 benefit base.

	See ‘‘Greater of 3% Roll-Up to age 85 or Annual Ratchet to age 85’’ under ‘‘Guaranteed minimum death benefit charge’’ in ‘‘Charges and expenses’’	The second sentence is deleted in its entirety and replaced with the following:

The charge is equal to 0.60% of the Greater of the 3% Roll-up to age 85 or the Annual Ratchet to age 85 benefit base.

	See ‘‘Guaranteed minimum income benefit charge’’ in ‘‘Charges and expenses’’	The third paragraph is deleted in its entirety.
Pennsylvania	Contributions	Your contract refers to contributions as premiums.

	Special dollar cost averaging program (for Accumulator® and Accumulator® EliteSM contracts only)	In Pennsylvania, we refer to this program as ‘‘enhanced rate dollar cost averaging.’’

	See ‘‘Disability, terminal illness, or confinement to nursing home’’ under ‘‘Withdrawal charge’’ in ‘‘Charges and expenses’’ (For Accumulator®, Accumulator® PlusSM and Accumulator® EliteSM contracts only)	Item (iii) under this section is deleted in its entirety.
	Required disclosure for Pennsylvania customers	Any person who knowingly and with intent to defraud any insurance company or other person files an application for insurance or statement of claim containing any materially false information or conceals for the purpose of misleading, information concerning any fact material thereto commits a fraudulent insurance act, which is a crime and subjects such person to criminal and civil penalties.

VII-4

State	Features and benefits	Availability or variation
Puerto Rico	Beneficiary continuation option (IRA)	Not Available

	IRA, Roth IRA, Inherited IRA, Rollover TSA and QP (Defined Benefit) contracts	Not Available

	See ‘‘How you can contribute to your contract’’ in ‘‘Contract features and benefits’’ and “Appendix X” (For Accumulator®, Accumulator® PlusSM and Accumulator® EliteSM contracts only)	Specific requirements for purchasing QP contracts in Puerto Rico are outlined below in ‘‘Purchase considerations for QP (Defined Contribution) contracts in Puerto Rico’’.

	See ‘‘Exercise rules’’ under ‘‘How you can contribute to your contract’’ in ‘‘Contract features and benefits’’ (For Accumulator®, Accumulator® PlusSM and Accumulator® EliteSM contracts only)	Exercise restrictions for the GMIB on a Puerto Rico QPDC contract are described below, under ‘‘Purchase considerations for QP (Defined Contribution) contracts in Puerto Rico’’, and in your contract.

	See ‘‘Transfers of ownership, collateral assignments, loans and borrowing’’ in ‘‘More information’’ (For Accumulator®, Accumulator® PlusSM and Accumulator® EliteSM contracts only)	Transfers of ownership of QP contracts are governed by Puerto Rico law. Please consult your tax, legal or plan advisor if you intend to transfer ownership of your contract.

‘‘Purchase considerations for QP (Defined Contribution) contracts in Puerto Rico’’ — this section replaces ‘‘Appendix II: Purchase considerations for QP contracts’’ in this Prospectus. (For Accumulator®, Accumulator® PlusSM and Accumulator® EliteSM contracts only)

Purchase considerations for QP (Defined Contribution) contracts in Puerto Rico:

Trustees who are considering the purchase of an Accumulator® Series QP contract in Puerto Rico should discuss with their tax, legal and plan advisors whether this is an appropriate investment vehicle for the employer’s plan. Trustees should consider whether the plan provisions permit the investment of plan assets in the QP contract, the Guaranteed minimum income benefit and other guaranteed benefits, and the payment of death benefits in accordance with the requirements of Puerto Rico income tax rules. The QP contract and this Prospectus should be reviewed in full, and the following factors, among others, should be noted.

Limits on Contract Ownership:

•   The QP contract is offered only as a funding vehicle to qualified plan trusts of single participant defined contribution plans that are tax-qualified under Puerto Rico law, not United States law. The contract is not available to US qualified plans or to defined benefit plans qualifying under Puerto Rico law.

• The QP contract owner is the qualified plan trust. The annuitant under the contract is the self-employed Puerto Rico resident, who is the sole plan participant.

•   This product should not be purchased if the self-employed individual anticipates having additional employees become eligible for the plan. We will not allow additional contracts to be issued for participants other than the original business owner.

VII-5

State	Features and benefits	Availability or variation
Puerto Rico (continued)

•   If the business that sponsors the plan adds another employee, no further contributions may be made to the contract. If the employer moves the funds to another funding vehicle that can accommodate more than one employee, this move could result in surrender charges, if applicable, and the loss of guaranteed benefits in the contract.

Limits on Contributions:
• All contributions must be direct transfers from other investments within an existing qualified plan trust.

• Employer payroll contributions are not accepted.

• Only one additional transfer contribution may be made per contract year.

• Checks written on accounts held in the name of the employer instead of the plan or the trustee will not be accepted.

• As mentioned above, if a new employee becomes eligible for the plan, the trustee will not be permitted to make any further contributions to the contract established for the original business owner.

Limits on Payments:
• Loans are not available under the contract.

• All payments are made to the plan trust as owner, even though the plan participant/annuitant is the ultimate recipient of the benefit payment.

• The Company does no tax reporting or withholding of any kind. The plan administrator or trustee will be solely responsible for performing or providing for all such services.

•   The Company does not offer contracts that qualify as IRAs under Puerto Rico law. The plan trust will exercise the GMIB and must continue to hold the supplementary contract for the duration of the GMIB payments.

Plan Termination:

•   If the plan participant terminates the business, and as a result wishes to terminate the plan, the trust would have to be kept in existence to receive payments. This could create expenses for the plan.

VII-6

State	Features and benefits	Availability or variation
Puerto Rico (continued)

•   If the plan participant terminates the plan and the trust is dissolved, or if the plan trustee (which may or may not be the same as the plan participant) is unwilling to accept payment to the plan trust for any reason, the Company would have to change the contract from a Puerto Rico QP to NQ in order to make payments to the individual as the new owner. Depending on when this occurs, it could be a taxable distribution from the plan, with a potential tax of the entire account value of the contract. Puerto Rico income tax withholding and reporting by the plan trustee could apply to the distribution transaction.

•   If the plan trust is receiving GMIB payments and the trust is subsequently terminated, transforming the contract into an individually owned NQ contract, the trustee would be responsible for the applicable Puerto Rico income tax withholding and reporting on the present value of the remaining annuity payment stream.

• The Company is a U.S. insurance company, therefore distributions under the NQ contract could be subject to United States taxation and withholding on a ‘‘taxable amount not determined’’ basis.

Tax information — special rules for NQ contracts

Income from NQ contracts we issue is U.S. source. A Puerto Rico resident is subject to U.S. taxation on such U.S. source income. Only Puerto Rico source income of Puerto Rico residents is excludable from U.S. taxation. Income from NQ contracts is also subject to Puerto Rico tax. The calculation of the taxable portion of amounts distributed from a contract may differ in the two jurisdictions. Therefore, you might have to file both U.S. and Puerto Rico tax returns, showing different amounts of income from the contract for each tax return. Puerto Rico generally provides a credit against Puerto Rico tax for U.S. tax paid. Depending on your personal situation and the timing of the different tax liabilities, you may not be able to take full advantage of this credit.

We require owners or beneficiaries of annuity contracts in Puerto Rico which are not individuals to document their status to avoid 30% FATCA withholding from U.S.-source income.

Texas	See ‘‘Annual administrative charge’’ in ‘‘Charges and expenses’’	The annual administrative charge will not be deducted from amounts allocated to the Guaranteed interest option.

VII-7

State	Features and benefits	Availability or variation
Washington	Guaranteed interest option	Not Available

	Investment simplifier — Fixed-dollar option and Interest sweep option	Not Available

	Fixed maturity options	Not Available

	Earnings enhancement benefit	Not Available

	Special dollar cost averaging program (for Accumulator® and Accumulator® EliteSM contracts only)	• Available only at issue

• Subsequent contributions cannot be used to elect new programs. You may make subsequent contributions to the initial programs while they are still running.

	‘‘Greater of 6 1/2% Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit’’; ‘‘Greater of 6% Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit’’; and ‘‘GWBL Enhanced death benefit’’	All references to these features are deleted in their entirety. You have the choice of the following guaranteed minimum death benefits: the Greater of 4% Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit; the Greater of 3% Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit; the Annual Ratchet to age 85; the Standard death benefit; or the GWBL Standard death benefit.

	See ‘‘Guaranteed minimum death benefit charge’’ in ‘‘Fee table’’ and in ‘‘Charges and expenses’’	The charge for the Greater of 4% Roll-Up to age 85 or Annual Ratchet to age 85 is 0.65% and cannot be increased.

	See ‘‘How you can contribute to your contract’’ in ‘‘Contract features and benefits’’	• For contracts with GWBL, the $1,500,000 contribution limit applies for all issue ages.
• The second sentence of the third paragraph is deleted. The paragraph now reads: ‘‘We limit aggregate contributions made after the first contract year to 150% of first-year contributions.’’
See ‘‘Guaranteed minimum death benefit and Guaranteed minimum income benefit base’’ in ‘‘Contract features and benefits’’

•   If you elect the 6 1/2% (or 6%, as applicable) Guaranteed minimum income benefit with the Greater of 4% Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit, the variable investment options (including amounts allocated to the account for special money market dollar cost averaging under Accumulator® PlusSM and Accumulator® SelectSM contracts but excluding all other amounts allocated to the EQ/Money Market variable investment option) and the account for special dollar cost averaging (under Accumulator® and Accumulator® EliteSM contracts only) will roll up at an annual rate of 6 1/2% (or 6%, as applicable) for the Guaranteed minimum income benefit base and 4% for the 4% Roll-Up to age 85 benefit base.

VII-8

State	Features and benefits	Availability or variation
Washington (continued)

•   If you elect the Greater of 4% Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit, without a Guaranteed minimum income benefit, the variable investment options (including amounts allocated to the account for special money market dollar cost averaging under Accumulator® PlusSM and Accumulator® SelectSM contracts but excluding all other amounts allocated to the EQ/Money Market variable investment option) and the account for special dollar cost averaging (under Accumulator® and Accumulator® EliteSM contracts only) will roll up at an annual rate of 4% for the 4% Roll-Up to age 85 benefit base.

	See ‘‘Guaranteed minimum income benefit and the Roll-Up benefit base reset’’ in ‘‘Contract features and benefits’’	Your ‘‘Greater of 4% Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit’’ benefit base will reset only if your account value is greater than your Guaranteed minimum income benefit Roll-Up benefit base.

	See ‘‘How withdrawals affect your Guaranteed minimum income benefit and Guaranteed minimum death benefit’’ in ‘‘Accessing your money’’	The first sentence of the third paragraph is replaced with the following:

•   With respect to the 6 1/2% (or 6%, as applicable) Guaranteed minimum income benefit, withdrawals (including any applicable withdrawal charges) will reduce the 6 1/2% (or 6%, as applicable) Roll-Up to age 85 benefit base on a dollar-for-dollar basis, as long as the sum of the withdrawals in a contract year is 6 1/2% (or 6%, as applicable) or less of the 6 1/2% (or 6%, as applicable) Roll-Up benefit base on the contract issue date or the most recent contract date anniversary, if later.

•   With respect to the Guaranteed minimum income benefit and the Greater of 4% Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit, if elected in combination, withdrawals (including any applicable withdrawal charges) will reduce each of the benefits’ Roll-Up to age 85 benefit base on a dollar- for-dollar basis, as long as the sum of the withdrawals in a contract year is 6 1/2% (or 6%, as applicable) or less of the Guaranteed minimum income benefit’s Roll-Up benefit base on the contract issue date or the most recent contract date anniversary, if later.

•   With respect to the Greater of 4% Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit, if elected without the Guaranteed minimum income benefit, withdrawals (including any applicable withdrawal charges) will reduce the 4% Roll-Up to age 85 benefit base on a dollar-for-dollar basis, as long as the sum of the withdrawals in a contract year is 6% or less of the 4% Roll-Up to age 85 benefit base on the contract issue date or the most recent contract date anniversary, if later.

VII-9

State	Features and benefits	Availability or variation
Washington (continued)

•   With respect to the Greater of 3% Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit, withdrawals (including any applicable withdrawal charges) will reduce the 3% Roll-Up to age 85 benefit base on a dollar-for-dollar basis, as long as the sum of the withdrawals in a contract year is 3% or less of the 3% Roll-Up to age 85 enhanced death benefit base on the contract issue date or the most recent contract date anniversary, if later.

	See ‘‘Guaranteed minimum death benefit’’ in ‘‘Contract features and benefits’’	You have a choice of the standard death benefit, the Annual Ratchet to age 85 enhanced death benefit, the Greater of 3% Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit, or the Greater of 4% Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit.

	See ‘‘GWBL Guaranteed minimum death benefit’’ under ‘‘Guaranteed withdrawal benefit for life (‘‘GWBL’’)’’ in ‘‘Contract features and benefits’’	Only the GWBL Standard death benefit is available.

	See ‘‘Annual administrative charge’’ in ‘‘Charges and expenses’’	The second paragraph of this section is replaced with the following: The annual administrative charge will be deducted from the value in the variable investment options on a pro rata basis. If those amounts are insufficient, we will deduct all or a portion of the charge from the account for special dollar cost averaging (for Accumulator® and Accumulator® EliteSM contracts) or the account for special money market dollar cost averaging (for Accumulator® PlusSM and Accumulator® SelectSM contracts). If the contract is surrendered or annuitized or a death benefit is paid on a date other than a contract date anniversary, we will deduct a pro rata portion of that charge for the year.

	See ‘‘10% free withdrawal amount’’ under ‘‘Withdrawal charge’’ in ‘‘Charges and expenses’’ (For Accumulator®, Accumulator® PlusSM and Accumulator® EliteSM contracts only)	The 10% free withdrawal amount applies to full surrenders.

	See ‘‘Certain withdrawals’’ under ‘‘Withdrawal charge’’ in ‘‘Charges and expenses’’ (For Accumulator®, Accumulator® PlusSM and Accumulator® EliteSM contracts only)	If you elect the Greater of 4% Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit without a Guaranteed minimum income benefit, the withdrawal charge will be waived for any withdrawal that, together with any prior withdrawals made during the contract year, does not exceed 6% of the beginning of contract year 4% Roll-Up to age 85 benefit base, even if such withdrawals exceed the free withdrawal amount.
	See ‘‘Withdrawal charge’’ in ‘‘Charges and expenses’’ under ‘‘Disability, terminal illness, or confinement to nursing home’’ (For Accumulator®, Accumulator® PlusSM and Accumulator® EliteSM contracts only)	The owner (or older joint owner, if applicable) has qualified to receive Social Security disability benefits as certified by the Social Security Administration or a statement from an independent U.S. licensed physician stating that the owner (or older joint owner, if applicable) meets the definition of total disability for at least 6 continuous months prior to the notice of claim. Such disability must be re-certified every 12 months.

VII-10

Appendix VIII: Contract variations

The contracts described in this Prospectus are no longer being sold. You should note that your contract’s options, features and charges may vary from what is described in this Prospectus depending on the approximate date on which you purchased your contract. The contract may have been available in your state past the approximate end date indicated below. You may not change your contract or its features after issue. This Appendix reflects contract variations that differ from what is described in this Prospectus but may have been in effect at the time your contract was issued. If you purchased your contract during the ‘‘Approximate Time Period’’ below, the noted variation may apply to you.

In addition, options and/or features may vary among states in light of applicable regulations or state approvals. Any such state variations are generally not included here but instead included in Appendix VII earlier in this section. For more information about state variations applicable to you, as well as particular features, charges and options available under your contract based upon when you purchased it, please contact your financial professional and/or refer to your contract.

Approximate time Period	Feature/benefit	variation
May 2007-February 2008 (through March 2008 in Nevada)	Guaranteed withdrawal benefit for life - 5% deferral bonus	At no additional charge, during the first ten contract years, in each year you have not taken a withdrawal, we will increase your GWBL benefit base by an amount equal to 5% of your total contributions. If the Annual Ratchet (as discussed immediately above) occurs on any contract date anniversary, for the next and subsequent contract years, the bonus will be 5% of the most recent ratcheted GWBL benefit base plus any subsequent contributions. If the GWBL benefit base is reduced due to an Excess withdrawal, the 5% deferral bonus will be calculated using the reset GWBL benefit base plus any applicable contributions. The deferral bonus generally excludes contributions made in the prior 12 months. In the first contract year, the deferral bonus is determined using all contributions received in the first 90 days of the contract year. On any contract date anniversary on which you are eligible for a bonus, we will calculate the applicable bonus amount. If, when added to the current GWBL benefit base, the amount is greater than your account value, that amount will become your new GWBL benefit base. If that amount is less than or equal to your account value, your GWBL benefit base will be ratcheted to equal your account value, and the 5% deferral bonus will not apply. If you opt out of the Annual Ratchet (as discussed immediately above), the 5% deferral bonus will still apply.

	200% Initial GWBL benefit base guarantee	Not available

	Guaranteed annual withdrawal amount	The Applicable percentages for the Guaranteed annual withdrawal amount are as follows:

Age	Applicable percentage
45-64	4.0%
65-74	5.0%
75-84	6.0%
85 and older	7.0%

Guaranteed withdrawal benefit for life benefit charge	If you elect the Single Life option, the charge is equal to 0.60%. If you elect the Joint Life option, the charge is equal to 0.75%.

The maximum charge for the Single Life option is 0.75%.

The maximum charge for the Joint Life option is 0.90%

VIII-1

Approximate time Period	Feature/benefit	Variation
	How withdrawals affect your GWBL and GWBL Guaranteed minimum death benefit	Your GWBL Standard death benefit base and GWBL Enhanced death benefit base are reduced on a dollar-for-dollar basis by any withdrawal up to the Guaranteed annual withdrawal amount. Once a withdrawal causes cumulative withdrawals in a contract year to exceed your Guaranteed annual withdrawal amount, your GWBL Standard death benefit base and GWBL Enhanced death benefit base are reduced on a pro rata basis. If the reduced GWBL Enhanced death benefit base is greater than your account value (after the Excess withdrawal), we will further reduce your GWBL Enhanced death benefit base to equal your account value.

	Maximum payment plan	The amount of the withdrawal will increase following any Annual Ratchet or 5% deferral bonus.

	Customized payment plan	The amount of the withdrawal will not be increased following any Annual Ratchet or 5% deferral bonus. You must elect to change the scheduled payment amount.

	Annuity maturity date	The minimum death benefit will be reduced dollar-for-dollar by each payment.

VIII-2

Appendix IX: Tax-sheltered annuity contracts (TSAs)

We no longer accept contributions to the contracts. Please see “How you can contribute to your contract” under “Contract features and benefits” earlier in this Prospectus for more information.

General; Final Regulations under Section 403(b)

This Appendix reflects our current understanding of some of the special federal income tax rules applicable to annuity contracts used to fund employer plans under Section 403(b) of the Internal Revenue Code. We refer to these contracts as ‘‘403(b) annuity contracts’’ or ‘‘Tax Sheltered Annuity’’ contracts (‘‘TSAs’’). The discussion in this Appendix generally assumes that a TSA has 403(b) contract status or qualifies as a 403(b) contract. In 2007, the IRS and the Treasury Department published final Treasury Regulations under Section 403(b) of the Code (‘‘2007 Regulations’’). As a result, there are significant revisions to the establishment and operation of plans and arrangements under Section 403(b) of the Code, and the contracts issued to fund such plans. The 2007 Regulations raise a number of questions as to the effect of the 2007 Regulations on TSAs issued prior to the effective date of the 2007 Regulations. The IRS has issued guidance intended to clarify some of these questions, and may issue further guidance in future years. Due to the Internal Revenue Service and Treasury regulatory changes in 2007 which became fully effective on January 1, 2009, contracts issued prior to September 25, 2007 which qualified as 403(b) contracts under the rules at the time of issue may lose their status as 403(b) contracts or have the availability of transactions under the contract restricted as of January 1, 2009 unless the individual’s employer or the individual take certain actions. Please consult your tax adviser regarding the effect of these rules (which may vary depending on the owner’s employment status, plan participation status, and when and how the contract was acquired) on your personal situation.

Employer plan requirement.  The thrust of the 2007 Regulations is to eliminate informal Section 403(b) arrangements with minimal or diffuse employer oversight and to require employers purchasing annuity contracts for their employees under Section 403(b) of the Code to conform to other tax-favored, employer-based retirement plans with salary reduction contributions, such as Section 401(k) plans and governmental employer Section 457(b) plans. The 2007 Regulations require employers sponsoring 403(b) plans as of January 1, 2009, to have a written plan designating administrative responsibilities for various functions under the plan, and the plan in operation must conform to the plan terms.

Limitations on individual-initiated direct transfers.  The 2007 Regulations revoke Revenue Ruling 90-24 (‘‘Rev. Rul. 90-24’’), effective January 1, 2009. Prior to the 2007 Regulations, Rev. Rul. 90-24 had permitted individual-initiated, tax-free direct transfers of funds from one 403(b) annuity contract to another, without reportable taxable income to the individual, and with the characterization of funds in the contract remaining the same as under the prior contract. Under the 2007 Regulations and other IRS published guidance, direct transfers made after September 24, 2007 are permitted only with plan or employer approval as described below.

Contributions to the Accumulator® Series TSA contracts

We no longer accept contributions to TSA contracts. Contributions to an Accumulator® Series TSA contract had been extremely limited. The Company had permitted contributions to be made to an Accumulator® Series TSA contract only where the Company is an ‘‘approved vendor’’ under an employer’s 403(b) plan. That is, some or all of the participants in the employer’s 403(b) plan are currently contributing to a non-Accumulator 403(b) annuity contract issued by us. The Company and the employer must have agreed to share information with respect to the Accumulator® Series TSA contract and other funding vehicles under the plan.

The Company did not accept employer-remitted contributions. The Company did not accept contributions of after-tax funds, including designated Roth contributions, to the Accumulator® Series TSA contracts. We had accepted contributions of pre-tax funds only with documentation satisfactory to us of employer or its designee or plan approval of the transaction. Previously, contributions must have been made in the form of a direct transfer of funds from one 403(b) plan to another, a contract exchange under the same plan, or a direct rollover from another eligible retirement plan.

Distributions from TSAs

General.  Generally, after the 2007 Regulations, employer or plan administrator consent is required for loan, withdrawal or distribution transactions under a 403(b) annuity contract. Processing of a requested transaction will not be completed until the information required to process the transaction is received from the employer or its designee. This information will be transmitted as a result of an information sharing agreement between the Company and the employer sponsoring the plan.

Withdrawal restrictions.  The Company treats all amounts under an Accumulator® Series Rollover TSA contract as not eligible for withdrawal until:

•	the owner is severed from employment with the employer who provided the funds used to purchase the TSA contract;

•	the owner dies; or

•	the plan under which the Accumulator® Series TSA contract is purchased is terminated.

IX-1

Tax treatment of distributions.  Amounts held under TSA contracts are generally not subject to federal income tax until benefits are distributed. Distributions include withdrawals from your TSA contract and annuity payments from your TSA contract. Death benefits paid to a beneficiary are also taxable distributions. Unless an exception applies, amounts distributed from TSA contracts are includible in gross income as ordinary income. Distributions from TSA contracts may be subject to 20% federal income tax withholding described under ‘‘Tax withholding and information reporting’’ in the ‘‘Tax Information’’ section of the Prospectus. In addition, TSA contract distributions may be subject to additional tax penalties.

If you have made after-tax contributions, you will have a tax basis in your TSA contract, which will be recovered tax-free. Since the Company does not accept after-tax funds to an Accumulator® Series Rollover TSA contract, we do not track your investment in the TSA contract, if any. We will report all distributions from this Rollover TSA contract as fully taxable. You will have to determine how much of the distribution is taxable.

Distributions before annuity payments begin.  On a total surrender, the amount received in excess of the investment in the contract is taxable. The amount of any partial distribution from a TSA contract prior to the annuity starting date is generally taxable, except to the extent that the distribution is treated as a withdrawal of after-tax contributions. Distributions are normally treated as pro rata withdrawals of any after-tax contributions and earnings on those contributions.

Annuity payments.  Annuitization payments that are based on life or life expectancy are considered annuity payments for income tax purposes. We include in annuitization payments Guaranteed annual withdrawals that are continued after your account value goes to zero under a supplementary life annuity contract, as discussed under ‘‘Guaranteed withdrawal benefit for life (‘‘GWBL’’)’’ in the ‘‘Contract features and benefits’’ in this Prospectus. If you elect an annuity payout option, you will recover any investment in the TSA contract as each payment is received by dividing the investment in the TSA contract by an expected return determined under an IRS table prescribed for qualified annuities. The amount of each payment not excluded from income under this exclusion ratio is fully taxable. The full amount of the payments received after your investment in the TSA contract is recovered is fully taxable. If you (and your beneficiary under a joint and survivor annuity) die before recovering the full investment in the TSA contract, a deduction is allowed on your (or your beneficiary’s) final tax return.

Payments to a beneficiary after your death.  Death benefit distributions from a TSA contract generally receive the same tax treatment as distributions during your lifetime. In some instances, distributions from a TSA contract made to your surviving spouse may be rolled over to a traditional IRA or other eligible retirement plan. A surviving spouse might also be eligible to directly roll over a TSA contract death benefit to a Roth IRA in a taxable conversion rollover.

Effect of 2007 Regulations on loans from TSAs

As a result of the 2007 Regulations, loans are not available without employer or plan administrator approval. If loans are available, loan processing may be delayed pending receipt of information required to process the loan under an information sharing agreement. The processing of a loan request will not be completed until the information required to process the transaction is received from the employer or its designee. This information will be transmitted as a result of an information sharing agreement between the Company and the employer sponsoring the plan.

If loans are available:

Loans are generally not treated as a taxable distribution. If the amount of the loan exceeds permissible limits under federal income tax rules when made, the amount of the excess is treated (solely for tax purposes) as a taxable distribution. Additionally, if the loan is not repaid at least quarterly, amortizing (paying down) interest and principal, the amount not repaid when due will be treated as a taxable distribution. The entire unpaid balance of the loan is includable in income in the year of the default.

TSA loans are subject to federal income tax limits and may also be subject to the limits of the plan from which the funds came. Federal income tax rule requirements apply even if the plan is not subject to ERISA. For example, loans offered under TSA contracts are subject to the following conditions:

The amount of a loan to a participant, when combined with all other loans to the participant from all qualified plans of the employer, cannot exceed the lesser of:

(1)	the greater of $10,000 or 50% of the participant’s nonforfeitable accrued benefits; and

(2)	$50,000 reduced by the excess (if any) of the highest outstanding loan balance over the previous 12 months over the outstanding loan balance of plan loans on the date the loan was made.

•

In general, the term of the loan cannot exceed five years unless the loan is used to acquire the participant’s primary residence. Accumulator® Series Rollover TSA contracts have a term limit of ten years for loans used to acquire the participant’s primary residence.

•

All principal and interest must be amortized in substantially level payments over the term of the loan, with payments being made at least quarterly. In very limited circumstances, the repayment obligation may be temporarily suspended during a leave of absence.

IX-2

The amount borrowed and not repaid may be treated as a distribution if:

•	the loan does not qualify under the conditions above;

•	the participant fails to repay the interest or principal when due; or

•	in some instances, the participant separates from service with the employer who provided the funds or the plan is terminated.

In this case, the participant may have to include the unpaid amount due as ordinary income. In addition, the 10% early distribution penalty tax may apply. The amount of the unpaid loan balance is reported to the IRS on Form 1099-R as a distribution. For purposes of calculating any subsequent loans which may be made under any plan of the same employer, a defaulted loan which has not been fully repaid is treated as still outstanding, even after the default has been reported to the IRS on Form 1099-R. The amount treated as still outstanding (which limits subsequent loans) includes interest accruing on the unpaid balance.

Tax-deferred rollovers and funding vehicle transfers. You may roll over an ‘‘eligible rollover distribution’’ from a 403(b) annuity contract into another eligible retirement plan which agrees to accept the rollover. The rollover may be a direct rollover or one you do yourself within 60 days after you receive the distribution. To the extent rolled over, a distribution remains tax-deferred.

You may roll over a distribution from a 403(b) annuity contract to any of the following: another 403(b) plan funding vehicle, a qualified plan, a governmental employer 457(b) plan (separate accounting required) or a traditional IRA. A spousal beneficiary may also roll over death benefits as above. An Accumulator® Series IRA contract is not available for purchase by a non-spousal death beneficiary direct rollover.

Distributions from a 403(b) annuity contract can be rolled over to a Roth IRA. Such conversion rollover transactions are taxable. Any taxable portion of the amount rolled over will be taxed at the time of the rollover.

The taxable portion of most distributions will be eligible for rollover, except as specifically excluded under federal income tax rules. Distributions that you cannot roll over generally include periodic payments for life or for a period of 10 years or more, hardship withdrawals and required minimum distributions under federal income tax rules.

Direct transfers from one 403(b) annuity contract to another (whether under a plan-to-plan transfer, or contract exchange under the same 403(b) plan, are not distributions.

Required minimum distributions

The required minimum distribution rules applicable to 403(b) annuity contracts are generally the same as those applicable to traditional IRAs described in the ‘‘Tax Information’’ section of the Prospectus with these differences:

When you have to take the first required minimum distribution. The minimum distribution rules force 403(b) plan participants to start calculating and taking annual distributions from their 403(b) annuity contracts by a required date. Generally, you must take the first required minimum distribution for the calendar year in which you turn age 72 (or age 70 1/2 if applicable). You may be able to delay the start of required minimum distributions for all or part of your account balance until after age 72 (or age 70 1/2 if applicable), as follows:

•

For 403(b) plan participants who have not retired from service with the employer maintaining the 403(b) plan by the calendar year the participant turns age 72 (or age 70 1/2 if applicable), the required beginning date for minimum distributions is extended to April 1 following the calendar year of retirement.

•

403(b) plan participants may also delay the start of required minimum distributions to age 75 for the portion of their account value attributable to their December 31, 1986 TSA contract account balance, even if retired at age 72 (or age 70 1/2 if applicable). We will know whether or not you qualify for this exception because it only applies to individuals who established their Accumulator® Series Rollover TSA contract by direct Revenue Ruling 90-24 transfer prior to September 25, 2007, or by a contract exchange or a plan-to-plan exchange approved under the employer’s plan after that date. If you do not give us the amount of your December 31, 1986, account balance that is being transferred to the Accumulator® Series Rollover TSA contract on the form used to establish the TSA contract, you do not qualify.

Spousal consent rules

Your employer told us on the form used to establish the TSA contract whether or not you need to get spousal consent for loans, withdrawals or other distributions. If you do, you will need such consent if you are married when you request a withdrawal under the TSA contract. In addition, unless you elect otherwise with the written consent of your spouse, the retirement benefits payable under the plan must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is payable for the life of the annuitant with a survivor annuity for the life of the spouse in an amount not less than one-half of the amount payable to the annuitant during his or her lifetime. In addition, if you are married, the beneficiary must be your spouse, unless your spouse consents in writing to the designation of another beneficiary.

IX-3

If you are married and you die before annuity payments have begun, payments will be made to your surviving spouse in the form of a life annuity unless at the time of your death a contrary election was in effect. However, your surviving spouse may elect, before payments begin, to receive payments in any form permitted under the terms of the TSA contract and the plan of the employer who provided the funds for the TSA contract.

Early distribution penalty tax

A penalty tax of 10% of the taxable portion of a distribution applies to distributions from a TSA contract before you reach age 59 1/2 . This is in addition to any income tax. There are exceptions to the extra penalty tax. Some of the available exceptions to the pre-age 59 1/2 penalty tax include distributions made:

•	on or after your death; or

•	because you are disabled (special federal income tax definition); or

•	to pay for certain extraordinary medical expenses (special federal income tax definition); or

•	under legislation enacted at the end of 2019, distributions made in connection with the birth or adoption of a child as specified in the Code; or

•	in any form of payout after you have separated from service (only if the separation occurs during or after the calendar year you reach age 55); or

•

in a payout in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy), or over the joint lives of you and your beneficiary (or your joint life expectancies) using an IRS-approved distribution method (only after you have separated from service at any age). We do not anticipate that Guaranteed annual withdrawals made under the Guaranteed withdrawal benefit for life’s Maximum or Customized payment plan or taken as partial withdrawals will qualify for this exception if made before age 59 1/2.

IX-4

Appendix X: Rules regarding contributions to your contract

Any discussion of contributions relates only to additional contributions as we no longer offer this contract to new purchasers.
With limited exceptions, we no longer accept contributions to the contracts. We currently continue to accept contributions to: (i)
QP contracts; and (ii) all contracts, except TSA contracts, issued in the state of Florida. Information regarding contributions in this section is for the benefit of contract owners currently eligible to continue making contributions to the contracts.
Contract Type	NQ
Issue Ages	• 0-85 (Accumulator®, Accumulator® EliteSM & Accumulator® SelectSM) • 0-80 (Accumulator® PlusSM)
Minimum additional contribution amount	• $500 • $100 monthly and $300 quarterly under our automatic investment program (additional)
Source of contributions	• After-tax money. • Paid to us by check or transfer of contract value in a tax-deferred exchange under Section 1035 of the Internal Revenue Code.
Limitations on contributions(1)

•   No additional contributions may be made after attainment of age 86, or if later, the first contract date anniversary. (Accumulator®, Accumulator® EliteSM & Accumulator® SelectSM)

•   No additional contributions may be made after attainment of age 81 or, if later, the first contract date anniversary. (Accumulator® PlusSM)

Contract Type	Rollover IRA
Issue Ages	• 20-85 (Accumulator®, Accumulator® EliteSM & Accumulator® SelectSM) • 20-80 (Accumulator® PlusSM )
Minimum additional contribution amount	• $50 • $100 monthly and $300 quarterly under our automatic investment program (additional) (subject to tax maximums)
Source of contributions

•   Eligible rollover distributions from 403(b) plans, qualified plans, and governmental employer 457(b) plans.

•   Rollovers from another traditional individual retirement arrangement.

•   Direct custodian-to-custodian transfers from another traditional individual retirement arrangement.

•   Regular IRA contributions.

•   Additional catch-up contributions.

Limitations on contributions(1)

•   No additional contributions may be made after attainment of age 86, or, if later, the first contract date anniversary. (Accumulator®, Accumulator® EliteSM & Accumulator® SelectSM)

•   No additional contributions after attainment of age 81 or, if later, the first contract date anniversary. (Accumulator® PlusSM)

•   Contributions made after lifetime required minimum distributions must start must be net of any required minimum distributions.

•   Although we accept regular IRA contributions (limited to $6,000) under Rollover IRA contracts, we intend that the contract be used primarily for rollover and direct transfer contributions.

•   Additional catch-up contributions of up to $1,000 per calendar year where the owner is at least age 50 at any time during the calendar year for which the contribution is made.

(1)

Additional contributions may not be permitted under certain conditions in your state. Please see Appendix VII earlier in this Prospectus to see if additional contributions are permitted in your state. If you are participating in a Principal guarantee benefit, contributions will only be permitted for the first six months after the contract is issued and no further contributions will be permitted for the life of the contract. For the Guaranteed withdrawal benefit for life option, additional contributions are not permitted after the later of: (i) the end of the first contract year, and (ii) the date you make your first withdrawal. In addition to the limitations described here, we also reserve the right to refuse to accept any contribution under the contract at any time.

X-1

Contract Type	Roth Conversion IRA
Issue Ages	• 20-85 (Accumulator®, Accumulator® EliteSM & Accumulator® SelectSM) • 20-80 (Accumulator® PlusSM)
Minimum additional contribution amount	• $50 • $100 monthly and $300 quarterly under our automatic investment program (additional) (subject to tax maximums)
Source of contributions

•  Rollovers from another Roth IRA.

•  Rollovers from a “designated Roth contribution account” under specified retirement plans.

•  Conversion rollovers from a traditional IRA or other eligible retirement plan.

•  Direct transfers from another Roth IRA.

•  Regular Roth IRA contributions.

•  Additional catch-up contributions.

Limitations on contributions(1)

•  No additional contributions may be made after attainment of age 86, or, if later, the first contract date anniversary. (Accumulator®, Accumulator® EliteSM & Accumulator® SelectSM)

•  No additional contributions may be made after attainment of age 81 or, if later, the first contract date anniversary. (Accumulator® PlusSM)

•  Conversion rollovers after lifetime required minimum distributions must start from the traditional IRA or other eligible retirement plan which is the source of the conversion rollover must be net of any required minimum distributions.

•  Although we accept Roth IRA contributions (limited to $6,000) under Roth IRA contracts, we intend that the contract be used primarily for rollover and direct transfer contributions.

•  Additional catch-up contributions of up to $1,000 per calendar year where the owner is at least age 50 at any time during the calendar year for which the contribution is made.

Contract Type	Inherited IRA Beneficiary continuation contract (traditional IRA or Roth IRA)(2)
Issue Ages	• 0-70 (Accumulator®, Accumulator® EliteSM & Accumulator® SelectSM)
Minimum additional contribution amount	• $1,000
Source of contributions

•  Direct custodian-to-custodian transfers of your interest as a death beneficiary of the deceased owner’s traditional individual retirement arrangement or Roth IRA to an IRA of the same type.

•  Non-spousal beneficiary direct rollover contributions may be made to an Inherited IRA contract under specified circumstances from these “Applicable Plans”: qualified plans, 403(b) plans and governmental employer 457(b) plans.

Limitations on contributions(1)

•  No additional contributions after the first contract year.

•  Any additional contributions must be from the same type of IRA of the same deceased owner.

•  No additional contributions are permitted to Inherited IRA contracts issued as a non-spousal beneficiary direct rollover from an Applicable Plan.

Contract Type	QP
Issue Ages	• 20-75 (Accumulator® & Accumulator® EliteSM) • 20-70 (Accumulator® PlusSM)
Minimum additional contribution amount	• $500
Source of contributions

•  Only transfer contributions from other investments within an existing qualified plan trust.

•  The plan must be qualified under Section 401(a) of the Internal Revenue Code.

•  For 401(k) plans, transferred contributions may not include any after-tax contributions, including designated Roth contributions.

Limitations on contributions(1)

•  A separate QP contract must be established for each plan participant.

•  We do not accept regular on-going payroll contributions or contributions directly from the employer.

•  Only one additional transfer contribution may be made during a contract year.

•  No additional transfer contributions after the annuitant’s attainment of age 76 (age 71 under Accumulator® PlusSM contracts) or if later, the first contract date anniversary.

•  Contributions made after lifetime required minimum distributions must start must be net of any required minimum distributions.

See Appendix II earlier in this Prospectus for a discussion of purchase considerations of QP contracts.
(1)

Additional contributions may not be permitted under certain conditions in your state. Please see Appendix VII earlier in this Prospectus to see if additional contributions are permitted in your state. If you are participating in a Principal guarantee benefit, contributions will only be permitted for the first six months after the contract is issued and no further contributions will be permitted for the life of the contract. For the Guaranteed withdrawal benefit for life option, additional contributions are not permitted after the later of: (i) the end of the first contract year, and (ii) the date you make your first withdrawal. In addition to the limitations described here, we also reserve the right to refuse to accept any contribution under the contract at any time.

(2)

Legislation enacted at the end of 2019 has changed key aspects of Inherited IRA contracts. We anticipate making changes in 2020 to our Inherited IRA contracts to reflect these legislative changes. We also may consider limiting the availability of Inherited IRA contracts to new purchasers pending the issuance of further guidance.

X-2

Contract Type	Flexible Premium IRA (Accumulator® contracts only)
Issue Ages	• 20-70
Minimum additional contribution amount	• $50 • $50 monthly or quarterly under our automatic investment program (additional) (subject to tax maximums)
Source of contributions

•  Regular traditional IRA contributions.

•  Additional catch-up contributions.

•  Eligible rollover distributions from 403(b) plans, qualified plans, and governmental employer 457(b) plans.

•  Rollovers from another traditional individual retirement arrangement.

•  Direct custodian-to-custodian transfers from another traditional individual retirement arrangement.

Limitations on contributions(1)

•  Regular contributions may not exceed $6,000.

•  Additional catch-up contributions of up to $1,000 per calendar year where the owner is at least age 50 at any time during the calendar year for which the contribution is made.

•  Although we accept rollover and direct transfer contributions under the Flexible Premium IRA contract, we intend that the contract be used for ongoing regular contributions.

•  No additional contributions may be made after attainment of age 86.

•  Additional contributions made after lifetime required minimum distributions must start must be net of required minimum distributions.

Contract Type	Flexible Premium Roth IRA
Issue Ages	• 20-85 (Accumulator®)
Minimum additional contribution amount	• $50 • $50 monthly or quarterly under our automatic investment program (additional) (subject to tax maximums)
Source of contributions

•  Regular Roth IRA contributions.

•  Additional catch-up contributions.

•  Rollovers from another Roth IRA.

•  Rollovers from a ‘‘designated Roth contribution account’’ under specified retirement plans.

•  Conversion rollovers from a traditional IRA or other eligible retirement plan.

•  Direct transfers from another Roth IRA.

Limitations on contributions(1)

•  No additional contributions may be made after attainment of age 86, or, if later, the first contract date anniversary.

•  Contributions are subject to income limits and other tax rules.

•  Regular Roth IRA contributions may not exceed $6,000.

•  Additional catch-up contributions of up to $1,000 per calendar year where the owner is at least age 50 at any time during the calendar year for which the contribution is made.

•  Although we accept rollover and direct transfer contributions under the Flexible Premium Roth IRA contract, we intend that the contract be used for ongoing regular Roth IRA contributions.

(1)

Additional contributions may not be permitted under certain conditions in your state. Please see Appendix VII earlier in this Prospectus to see if additional contributions are permitted in your state. If you are participating in a Principal guarantee benefit, contributions will only be permitted for the first six months after the contract is issued and no further contributions will be permitted for the life of the contract. For the Guaranteed withdrawal benefit for life option, additional contributions are not permitted after the later of: (i) the end of the first contract year, and (ii) the date you make your first withdrawal. In addition to the limitations described here, we also reserve the right to refuse to accept any contribution under the contract at any time.

See “Tax information” earlier in this Prospectus for a more detailed discussion of sources of contributions and certain contribution limitations. For information on when contributions are credited under your contract see “Dates and prices at which contract events occur” in “More information” earlier in this Prospectus. Please review your contract for information on contribution limitations.

X-3

Appendix XI: Guaranteed benefit lump sum payment option hypothetical illustrations

Example 1*. GMIB

Assume the contract owner is a 75 year old male who elected the GMIB at contract issue. Further assume the GMIB benefit base is $100,000 and the account value fell to zero, either due to a withdrawal that was not an Excess withdrawal or due to a deduction of charges. If the no lapse guarantee remains in effect, the contract owner would receive one the following:

If the type of Annuity is1:	Then the annual payment amount would be:
A single life annuity	$7,764.13
A single life annuity with a maximum 10-year period certain	$6,406.96
A joint life annuity	$5,675.19
A joint life annuity with a maximum 10-year period certain	$5,561.69
1	These are the only annuity payout options available under the GMIB. Not all annuity payout options are available in all contract series.

In the alternative, the contract owner may elect to receive the Guaranteed Benefit Lump Sum Payment. The Guaranteed Benefit Lump Sum Payment would be equal to the following:

If the percentage of computed contract reserve is:	Then the Guaranteed Benefit Lump Sum Payment Amount would be:
50%	$35,397.46
60%	$42,476.95
70%	$49,556.45
80%	$56,635.94
90%	$63,715.43

Example 2*. GWBL — with no guaranteed minimum or enhanced death benefit

Assume the contract owner is a 75 year old male who elected the GWBL at contract issue. Also assume the contract has no guaranteed minimum or enhanced death benefit. Further assume the GWBL benefit base is $100,000 and the account value fell to zero, either due to a withdrawal that was not an Excess withdrawal or due to a deduction of charges. The contract owner would receive one the following:

If the Applicable percentage is:	Then the Guaranteed annual withdrawal amount (GAWA) would be:
4.0%	$4,000.00
5.0%	$5,000.00
6.0%	$6,000.00

In the alternative, the contract owner may elect to receive the Guaranteed Benefit Lump Sum Payment. The Guaranteed Benefit Lump Sum Payment would be equal to the following:

If the percentage of computed contract reserve is:	And the GAWA is $4,000: Then the Guaranteed Benefit Lump Sum Payment Amount would be:	And the GAWA is $5,000: Then the Guaranteed Benefit Lump Sum Payment Amount would be:	And the GAWA is $6,000: Then the Guaranteed Benefit Lump Sum Payment Amount would be:
50%	$19,025.75	$23,782.19	$28,538.63
60%	$22,830.90	$28,538.63	$34,246.36
70%	$26,636.05	$33,295.07	$39,954.08
80%	$30,441.20	$38,051.51	$45,661.81
90%	$34,246.36	$42,807.94	$51,369.53

XI-1

Example 3*. GWBL — with a guaranteed minimum or enhanced death benefit

Assume the same facts in Example 2 above; except that the contract includes a $100,000 guaranteed minimum or enhanced death benefit at the time the account value fell to zero.

If the Applicable percentage is:	Then the Guaranteed annual withdrawal amount (GAWA) would be:
4.0%	$4,000.00
5.0%	$5,000.00
6.0%	$6,000.00

In the alternative, the contract owner may elect to receive the Guaranteed Benefit Lump Sum Payment. The Guaranteed Benefit Lump Sum Payment would be equal to the following:

If the percentage of computed contract reserve is:	And the GAWA is $4,000: Then the Guaranteed Benefit Lump Sum Payment Amount would be:	And the GAWA is $5,000: Then the Guaranteed Benefit Lump Sum Payment Amount would be:	And the GAWA is $6,000: Then the Guaranteed Benefit Lump Sum Payment Amount would be:
50%	$31,602.39	$35,561.38	$39,341.92
60%	$37,922.87	$42,673.65	$47,210.30
70%	$44,243.34	$49,785.93	$55,078.69
80%	$50,563.82	$56,898.20	$62,947.07
90%	$56,884.30	$64,010.48	$70,815.46
*

These examples are hypothetical and are the result of a significant number of actuarial calculations using multiple market scenarios and many years of future projections. Examples 2 and 3 do not reflect GAWA payments made on a joint life basis. GAWA Payments made on a joint life basis would be lower. In addition, Examples 2 and 3 do not reflect reductions for any annual payments under a Customized payment plan or Maximum payment plan made since the account value fell to zero. The results are for illustrative purposes and are not intended to represent your particular situation. Your guaranteed annual payments or Guaranteed Benefit Lump Sum Payment amount may be higher or lower than the amounts shown.

XI-2

Appendix XII: New Guaranteed Withdrawal Benefit for Life

The information in this appendix is only applicable to contract holders who received and accepted an offer (the Conversion option) to convert their Guaranteed minimum income benefit into a guaranteed withdrawal benefit for life (New GWBL).

When you elected the Conversion option, we converted your Guaranteed minimum income benefit (the GMIB) into the New GWBL in return for terminating your GMIB and Guaranteed minimum death benefit (the GMDB) and accepting a modified death benefit (the Modified DB). The New GWBL and Modified DB are described below.

New Guaranteed withdrawal benefit for life

The New GWBL guarantees that you can take withdrawals up to a maximum amount per year (your “Guaranteed annual withdrawal amount”) without reducing your New GWBL benefit base. The New GWBL is currently only available to those owners who were eligible for and elected the Guaranteed Minimum Income Benefit to Guaranteed Withdrawal Benefit for Life Conversion Option. You may take withdrawals by electing one of our automated payment plans or by taking partial withdrawals. All withdrawals reduce your account value and may reduce your Modified DB. The restrictions on your choice of variable investment options due to your previous election of the GMIB will continue to apply after you convert to the New GWBL.

Please note:

•

If you plan to take withdrawals in excess of your Guaranteed annual withdrawal amount, those withdrawals may significantly reduce or eliminate the value of the benefit (see “Effect of New GWBL Excess withdrawals” below).

•	If you are using your contract to fund a charitable remainder trust, you will have to take certain distribution amounts. Those distributions may adversely impact the benefit.

For traditional IRA contracts, you may take your lifetime required minimum distributions (“RMDs”) without losing the value of the New GWBL benefit, provided you comply with the conditions described under “Lifetime required minimum distribution withdrawals” in “Effect of New GWBL Excess withdrawals” below, including utilizing our Automatic RMD service. If you do not expect to comply with these conditions, this benefit may have limited usefulness for you and you should consider whether it is appropriate. Please consult your tax adviser.

New GWBL benefit base

Your initial “New GWBL benefit base” is determined as of the Effective Date and will be equal to your GMIB benefit base as of that date.

If you decide to defer taking withdrawals, your New GWBL benefit base will roll up daily (the “GWBL Roll-Up”) at the same annual Roll-Up rate that applied to your GMIB benefit base prior to the Effective Date, until the earlier of the date of your first withdrawal or the contract date anniversary following the owner (or annuitant, depending on your contract) reaching age 85. Once you take your first withdrawal or beginning on the contract date anniversary following age 85, your New GWBL benefit base will no longer roll up.

Your New GWBL benefit base is not reduced by withdrawals, except those withdrawals that cause total withdrawals in a contract year to exceed your Guaranteed annual withdrawal amount (“New GWBL Excess withdrawal”). See “Effect of New GWBL Excess withdrawals” below.

Guaranteed annual withdrawal amount

Your initial Guaranteed annual withdrawal amount is equal to a percentage (the “New GWBL withdrawal percentage”) of your GMIB benefit base on the contract date anniversary prior to your acceptance of the conversion option.

Any withdrawals taken during the contract year in which you convert to the New GWBL but prior to the date your conversion option election becomes effective will count towards your initial Guaranteed annual withdrawal amount. This means that if the sum of those withdrawals exceeds your initial Guaranteed annual withdrawal amount, any withdrawals you take prior to your next contract date anniversary will be New GWBL Excess withdrawals.

In each subsequent contract year, your Guaranteed annual withdrawal amount is recalculated on your contract date anniversary, and is equal to the New GWBL withdrawal percentage of your New GWBL benefit base on that date.

XII-1

The New GWBL withdrawal percentage that will apply to your contract will be two percentage points higher than the annual Roll-Up rate we currently apply to your GMIB benefit base. If your GMIB annual Roll-Up rate is 6.0%, your New GWBL withdrawal percentage will be 8.0%.

Beginning with the contract year following the year in which you elect the conversion option, the Guaranteed annual withdrawal amount is guaranteed never to decrease for each year in which your account value does not fall to zero and there are no New GWBL Excess withdrawals. We will also recalculate your Guaranteed annual withdrawal amount as of the date of any New GWBL Excess withdrawal, as described in “Effect of New GWBL excess withdrawals” below.

Your Guaranteed annual withdrawals are not cumulative from year to year. If you withdraw less than the Guaranteed annual withdrawal amount in any contract year, you may not add the remainder to your Guaranteed annual withdrawal amount in any subsequent year. The minimum withdrawal amount is generally $300.

Withdrawals will be taken pro rata from your investment options. See “How withdrawals are taken from your account value” in the “Accessing your money” section for more information.

The withdrawal charge, if applicable under your contract, is waived upon conversion to the New GWBL for all withdrawals going forward.

GWBL Roll-Up

By electing the New GWBL, you are eligible for the GWBL Roll-Up, whereby we will increase your benefit base by a percentage of your benefit base that is equal to the annual GMIB Roll-Up rate that applied to your GMIB. (Investment options that rolled up at 3.0% for purposes of calculating your GMIB benefit base will continue to do so for purposes of calculating your New GWBL benefit base.) The GWBL Roll-Up is calculated and added to your New GWBL benefit base each day until you make a withdrawal from your contract. Once you make a withdrawal, the GWBL Roll-Up will no longer apply. The GWBL Roll-Up will also no longer apply after the contract date anniversary following your 85th birthday, even if you have never taken a withdrawal.

Effect of New GWBL Excess withdrawals

A New GWBL Excess withdrawal is caused when you withdraw more than your Guaranteed annual withdrawal amount in any contract year. Once a withdrawal causes cumulative withdrawals in a contract year to exceed your Guaranteed annual withdrawal amount, the portion of that withdrawal that exceeds the Guaranteed annual withdrawal amount and the entire amount of each subsequent withdrawal in that contract year are considered New GWBL Excess withdrawals.

A New GWBL Excess withdrawal can cause a significant reduction in both your New GWBL benefit base and your Guaranteed annual withdrawal amount. If you make a New GWBL Excess withdrawal, we will recalculate your New GWBL benefit base and the Guaranteed annual withdrawal amount, as follows:

•

The New GWBL benefit base is reduced pro rata by the portion of withdrawal that exceeds the Guaranteed annual withdrawal amount as of the date of the New GWBL Excess withdrawal. Reduction on a pro rata basis means that we calculate the percentage of your current account value that is being withdrawn and we reduce the benefit base by the same percentage (as shown in the example below).

•	On your next contract date anniversary, your Guaranteed annual withdrawal amount is recalculated to equal the New GWBL withdrawal percentage multiplied by the recalculated New GWBL benefit base.

Please note that withdrawals in excess of your Guaranteed annual withdrawal amount may significantly reduce or eliminate the value of the New GWBL. If your account value is less than your New GWBL benefit base (due, for example, to negative market performance), a New GWBL Excess withdrawal, even one that is only slightly more than your Guaranteed annual withdrawal amount, can significantly reduce your New GWBL benefit base and the Guaranteed annual withdrawal amount.

Example: Assume your New GWBL benefit base is $100,000, your New GWBL withdrawal percentage is 8.0% and your account value is $80,000 when you decide to begin taking withdrawals at age 65. Your Guaranteed annual withdrawal amount is equal to $8,000 (8.0% of $100,000). If you take an initial withdrawal of $12,000:

•	$8,000 of this withdrawal represents your Guaranteed annual withdrawal amount.

•

$4,000 of this withdrawal is a New GWBL Excess withdrawal, which is equal to 5.0% of your account value of $80,000 immediately prior to the withdrawal. Your New GWBL benefit base is immediately reduced by $5,000 ($100,000 x 5.0%) to $95,000. In addition, your Guaranteed annual withdrawal amount beginning in the next contract year is reduced to $7,600 (8.0% x $95,000), instead of the original $8,000.

You should note that a New GWBL Excess withdrawal that reduces your account value to zero terminates the contract, including all benefits, without value. See “Effect of your account value falling to zero” later in this section.

XII-2

Lifetime required minimum distribution withdrawals. In general, if you participate in our Automatic RMD service, an automatic withdrawal under that program will not cause a New GWBL Excess withdrawal, even if it exceeds your Guaranteed annual withdrawal amount.

If you elect either the Maximum payment plan or the Customized payment plan AND our Automatic RMD service, we will make an extra payment, if necessary, on each December 1st that will equal your lifetime required minimum distribution less all payments made through November 30th and any scheduled December payment. The combined automatic plan payments and lifetime required minimum distribution payment will not be treated as New GWBL Excess withdrawals, if applicable. However, if you take any partial withdrawals in addition to your lifetime required minimum distribution and automatic payment plan payments, your applicable automatic payment plan will be terminated. Also, the partial withdrawal may cause an New GWBL Excess withdrawal. You may enroll in the plan again at any time, but the scheduled payments will not resume until the next contract date anniversary. Further, your New GWBL benefit base and Guaranteed annual withdrawal amount may be reduced as described above.

If you elect our Automatic RMD service and elect to take your Guaranteed annual withdrawal amount in partial withdrawals without electing one of our available automatic payment plans, we will make a payment, if necessary, on each December 1st that will equal your required minimum distribution less all withdrawals made through November 30th. If prior to December 1st you make a partial withdrawal that exceeds your Guaranteed annual withdrawal amount, but not your RMD amount, that partial withdrawal will be treated as a New GWBL Excess withdrawal, as well as any subsequent partial withdrawals made during the same contract year. However, if by December 1st your withdrawals have not exceeded your RMD amount, the RMD payment we make to you will not be treated as a New GWBL Excess withdrawal.

Effect of your account value falling to zero

If your account value falls to zero due to a New GWBL Excess withdrawal, we will terminate your contract and you will receive no further payments or benefits. If a New GWBL Excess withdrawal results in a withdrawal that equals more than 90% of your cash value or reduces your cash value to less than $500, we will treat your request as a surrender of your contract even if your GWBL benefit base is greater than zero, and you will receive no further payments or benefits.

If your account value falls to zero, either due to a withdrawal or surrender that is not a New GWBL Excess withdrawal, your contract will terminate and you will be issued and receive annual payments under a supplementary life annuity contract, beginning on your next contract date anniversary. The amount of these payments will be based on your (or the younger spouse’s, if applicable) age on the date the account value fell to zero, your New GWBL benefit base and the applicable annuity purchase factor. The annuity purchase factors are specified in your New GWBL contract endorsement, and are lower than the New GWBL percentage used for calculating your Guaranteed annual withdrawal amount.

Your supplementary life annuity contract will be automatically established as a Single life benefit contract. You can convert to a Joint life benefit contract by contacting us and adding a joint owner to the supplementary life annuity contract in writing any time before the later of the first payment is made or 30 days after the account value reached zero.

When the supplementary life annuity contract is issued, the owner of record under this contract will be the owner under the supplementary life annuity contract. The owner will also become the annuitant under the supplementary life annuity contract. Any joint owner under this contract will become the joint annuitant under the supplementary life annuity contract. If this contract is owned by a non-natural owner, the annuitant and joint annuitant, if applicable, generally remain the same under the supplementary life annuity contract.

If you were taking withdrawals through a “Maximum payment plan” or “Customized payment plan”, your payment frequency will remain unchanged using the new payment amount. Any remaining balance of your new annual payment amount for the current contract year will be paid in a lump sum, and then your new payments will continue at the same frequency on your next contract date anniversary. If you were taking unscheduled partial withdrawals, we will pay any remaining balance of your new annual payment amount for the current contract year in a lump sum, and then continue your new payments on your next contract date anniversary.

At our discretion, we may make the Lump Sum Payment Option available to you if your account value falls to zero for any reason other than a New GWBL Excess withdrawal. If we make this option available to you, we will notify you and the lump sum will be paid only if you elect that option. See “Guaranteed Benefit Lump Sum Payment Option” in the “Contract features and benefits” section for more information.

Annuitization and Maturity Date

If you decide to annuitize your contract prior to your account value going to zero, we will apply the higher of (i) the current annuity purchase factors or (ii) the guaranteed annuity purchase factors specified in your contract to your account value to determine your periodic payments.

XII-3

Your contract has a maturity date, which is the contract date anniversary following your 95th birthday (or 90th birthday if you purchased your contract in New York). If your account value is greater than zero on the maturity date, your contract will terminate and a supplementary life annuity contract will be issued and your annual lifetime payments will begin on your next contract date anniversary and will continue until your death or your surviving spouse’s death, if applicable. The amount of these payments will be based your New GWBL benefit base on the maturity date and the applicable annuity purchase factor specified in your New GWBL contract endorsement (which is lower than the New GWBL percentage used for calculating your Guaranteed annual withdrawal amount) or the current annuity purchase factor, whichever is higher.

New Guaranteed withdrawal benefit for life charge

We deduct a charge for New GWBL benefit annually as a percentage of your New GWBL benefit base on each contract date anniversary. The charge is established on the Effective Date and is equal to the GMIB charge on the Effective Date applied to your New GWBL benefit base. We will deduct this charge from your value in the permitted variable investment options and the guaranteed interest option on a pro rata basis.

If the contract is surrendered or annuitized or a death benefit is paid on a date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year.

Other important considerations

•	This benefit is not appropriate if you do not intend to take withdrawals prior to annuitization.

•

Withdrawals are not considered as annuity payments for tax purposes, and may be subject to an additional 10% Federal income tax penalty if they are taken before age 59 1/2 unless you qualify for an exception. See in the “Tax information” section for more information.

•	All withdrawals reduce your account value and may reduce your Modified DB. See “Modified death benefit” below for more information.

•	The New GWBL benefit terminates if the contract is continued under the beneficiary continuation option. See “Benefit continuation option” in the “Payment of death benefit” section.

•

If you elect the New GWBL on a Joint life basis and subsequently get divorced, your divorce will not automatically terminate the contract. For both Joint life and Single life contracts, it is possible that the terms of your divorce decree could significantly reduce or completely eliminate the value of this benefit. Any withdrawal made for the purpose of creating another contract for your ex-spouse will reduce the benefit base(s) as described in “Effect of New GWBL Excess withdrawals” above, even if pursuant to a divorce decree.

Modified death benefit

If you convert your GMIB, your GMDB will no longer be in effect and will be replaced by the “Modified DB”. The value of your GMDB benefit base on the Effective Date will become your Modified DB benefit base. The Modified DB benefit base will not increase, even if you defer taking withdrawals under the New GWBL, and will be reduced as follows:

•

If you had a “Greater of” GMDB, until age 85 your Modified DB benefit base (i) will not be reduced by withdrawals you make up to the amount of your Guaranteed annual withdrawal amount; and (ii) will be reduced on a pro rata basis by the amount of any New GWBL Excess withdrawal. Beginning in the contract year in which you turn 85, your Modified DB benefit base will be reduced (i) on a dollar-for-dollar basis by withdrawals you make up to the amount of your Guaranteed annual withdrawal amount; and (ii) on a pro rata basis by the amount of any New GWBL Excess withdrawal.

“Reduction on a pro rata basis” means that we calculate the percentage of your account value that is being withdrawn in excess of your Guaranteed annual withdrawal amount, and we reduce your Modified DB benefit base by that percentage. For example, assume your account value is $60,000, your Modified DB benefit base is $100,000 and your Guaranteed annual withdrawal amount is $8,000. If you withdraw $11,000, the $3,000 excess portion of that withdrawal represents 5.0% of your account value and will reduce your Modified DB benefit base benefit by 5.0%, or $5,000, to $95,000.

•	If you had the Standard or Annual Ratchet to age 85 death benefit, your death benefit will be reduced on a pro rata basis by any withdrawals you make.

The death benefit is equal to: (i) your account value (without adjustment for any otherwise applicable market value adjustment but adjusted for any pro rata optional benefit charges) as of the date we receive satisfactory proof of death, any required instructions for method of payment, information and forms necessary to effect payment, or (ii) the Modified DB benefit base amount on the date of the owner’s death (adjusted for any subsequent withdrawals), whichever provides a higher amount.

XII-4

Modified DB charge

The percentage charge you will pay for the Modified DB is as follows:

•

If you previously had the “Greater of” 6% (or 4%, if applicable) Roll-Up to age 85 GMDB for which you paid a charge of 0.80%, you will pay a reduced annual charge of 0.55% for the Modified DB beginning on your next contract date anniversary.

•

If you previously had the “Greater of” 6% (or 4%, if applicable) Roll-Up to age 85 GMDB for which you paid a charge of 0.65%, you will pay a reduced annual charge of 0.40% for the Modified DB beginning on your next contract date anniversary.

•

If you previously had the “Greater of” 6% (or 4%, if applicable) Roll-Up to age 85 GMDB for which you paid a charge of 0.60%, you will pay a reduced annual charge of 0.35% for the Modified DB beginning on your next contract date anniversary.

•	If you previously had the Annual Ratchet to age 85 death benefit, you will continue to pay the same annual charge of 0.25% for the Modified DB.

•	If you previously had the Standard death benefit (for which there is no charge), there is no annual charge for the Modified DB.

New GWBL and Modified Death Benefit termination

The New GWBL and Modified DB will automatically terminate if: (i) a New GWBL Excess withdrawal reduces your account value to zero, (ii) the contract is continued under the beneficiary continuation option, if applicable, (iii) all amounts under the contract are applied to an annuity benefit, (iv) except as provided below, you change the owner of the contract, (v) you make an assignment of the contract, (vi) termination is required by an endorsement to your contract, or (vii) the contract terminates for any other reason. The New GWBL and Modified DB will not terminate if either of the following occurs:

•

If the contract is owned by a non-natural owner and the owner is changed to an individual, the New GWBL and Modified DB will not terminate and the contract’s benefits will continue to be determined by the annuitant, or joint annuitant, as applicable, at the time of ownership change.

•

If the contract is owned by an individual, and the owner is changed to a trust and the beneficial owner(s) remains the former owner or his or her family members, the New GWBL and Modified DB will not terminate and the contract’s benefits continue to be determined by the original owner.

XII-5

Statement of additional information

Page

The Company	2

Unit Values	2

Custodian	2

Independent Registered Public Accounting Firm	2

Distribution of the Contracts	2

Financial Statements	2

Condensed Financial Information	Appendix I

How to Obtain an Accumulator® Series Statement of Additional Information for Separate Account No. 49

Send this request form to:

Retirement Service Solutions

P.O. Box 1547

Secaucus, NJ 07096-1547

Please send me an Accumulator® Series SAI for Separate Account No. 49 dated May 1, 2020.

Name

Address
City	State	Zip

Accumulator ’02/’04, ’06/’06.5, ’07/’07.5, 8.0/8.2/8.3, 9.0 All
#825635

The Accumulator® Series

A combination variable and fixed deferred annuity contract

Prospectus dated May 1, 2020

Please read and keep this Prospectus for future reference. It contains important information that you should know before taking any action under your contract. This Prospectus supersedes all prior Prospectuses and supplements. You should read the prospectuses for each Trust, which contain important information about the portfolios.

What is The Accumulator® Series?

The Accumulator® Series are deferred annuity contracts issued by Equitable Financial Life Insurance Company (the “Company”, “we”, “our” and “us”), formerly AXA Equitable Life Insurance Company. The series consists of Accumulator®, Accumulator® PlusSM, Accumulator® EliteSM and Accumulator® SelectSM. The contracts provide for the accumulation of retirement savings and for income. The contracts offer income and death benefit protection as well. They also offer a number of payout options. You invest to accumulate value on a tax-deferred basis in one or more of our “investment options”: (i) variable investment options, (ii) the guaranteed interest option, (iii) fixed maturity options, or (iv) the account for special dollar cost averaging or the account for special money market dollar cost averaging.†

This Prospectus is a disclosure document and describes all of the contract’s material features, benefits, rights and obligations, as well as other information. The description of the contract’s material provisions in this Prospectus is current as of the date of this Prospectus. If certain material provisions under the contract are changed after the date of this Prospectus in accordance with the contract, those changes will be described in a supplement to this Prospectus. You should carefully read this Prospectus in conjunction with any applicable supplements. The contracts may not have been available in all states. The contract should also be read carefully.

With limited exceptions, we no longer accept contributions to the contracts. We currently continue to accept contributions to: (i) QP contracts; and (ii) all contracts except TSA contracts issued in the state of Florida. References to contributions in this Prospectus are for the benefit of contract owners currently eligible to continue making contributions to the contracts.

Certain features and benefits described in this Prospectus may vary in your state; all features and benefits may not be available in all contracts, in all states or from all selling broker-dealers. Please see Appendix VII later in this Prospectus for more information on state availability and/or variations of certain features and benefits. All optional features and benefits described in this Prospectus may not have been available at the time you purchased the contract. We have the right to restrict availability of any optional feature or benefit. In addition, not all optional features and benefits may be available in combination with other optional features and benefits. We can refuse to accept any application or contribution from you at any time, including after you purchase the contract.

†

The account for special dollar cost averaging is only available with Accumulator® and Accumulator® EliteSM contracts. The account for special money market dollar cost averaging is only available with Accumulator® PlusSM and Accumulator® SelectSM contracts.

Variable investment options

•	1290 VT GAMCO Mergers & Acquisitions
•	1290 VT GAMCO Small Company Value
•	1290 VT SmartBeta Equity(1)
•	1290 VT Socially Responsible
•	EQ/400 Managed Volatility
•	EQ/2000 Managed Volatility
•	EQ/AB Short Duration Government Bond
•	EQ/AB Small Cap Growth
•	EQ/Aggressive Allocation
•	EQ/Aggressive Growth Strategy(1)
•	EQ/ClearBridge Select Equity Managed Volatility
•	EQ/Common Stock Index
•	EQ/Conservative Allocation
•	EQ/Conservative-Plus Allocation
•	EQ/Core Bond Index
•	EQ/Equity 500 Index
•	EQ/Franklin Balanced Managed Volatility
•	EQ/Franklin Small Cap Value Managed Volatility
•	EQ/Global Equity Managed Volatility
•	EQ/Intermediate Government Bond
•	EQ/International Core Managed Volatility
•	EQ/International Equity Index
•	EQ/International Value Managed Volatility
•	EQ/Janus Enterprise
•	EQ/Large Cap Core Managed Volatility
•	EQ/Large Cap Growth Index
•	EQ/Large Cap Growth Managed Volatility
•	EQ/Large Cap Value Index
•	EQ/Large Cap Value Managed Volatility
•	EQ/Mid Cap Index
•	EQ/Mid Cap Value Managed Volatility
•	EQ/Moderate Allocation
•	EQ/Moderate-Plus Allocation
•	EQ/Money Market
•	EQ/Quality Bond Plus
•	EQ/Small Company Index
•	Multimanager Technology

(1)

This is the surviving variable investment option of a Portfolio merger. Please see “Portfolios of the Trust” later in this prospectus for the name of the acquired variable investment option which may continue to be used in certain documents for a period of time after the date of this prospectus.

You may allocate amounts to any of the variable investment options. At any time, we have the right to limit or terminate your contributions and allocations to any of the variable investment options and to limit the number of variable investment options which you may elect. Each variable investment option is a subaccount of Separate Account No. 49. Each variable investment option, in turn, invests in a corresponding securities portfolio (“Portfolio”) of EQ Premier VIP Trust or EQ Advisors Trust (the “Trusts”). Your investment results in a variable investment option will depend on the investment performance of the related Portfolio.

You may also allocate amounts to the guaranteed interest option, the fixed maturity options, and, if applicable under your Accumulator® Series contract, the account for special dollar cost averaging, which are discussed later in this Prospectus. If you elect the Guaranteed withdrawal benefit for life or a Principal guarantee benefit, your investment options

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense. The contracts are not insured by the FDIC or any other agency. They are not deposits or other obligations of any bank and are not bank guaranteed. They are subject to investment risks and possible loss of principal.

‘06/’06.5 All

#817739

will be limited to the guaranteed interest option, certain permitted variable investment options and, if applicable under your Accumulator® Series contract, the account for special dollar cost averaging. The permitted variable investment options are described later in this Prospectus.

Types of contracts.  We offer the contracts for use as:

•	A nonqualified annuity (“NQ”) for after-tax contributions only.

•	An individual retirement annuity (“IRA”), either traditional IRA or Roth IRA.

We offer two versions of the traditional IRA: “Rollover IRA” and “Flexible Premium IRA.” We also offer two versions of the Roth IRA: “Roth Conversion IRA” and “Flexible Premium Roth IRA.”

•	Traditional and Roth Inherited IRA beneficiary continuation contract (“Inherited IRA”) (direct transfer contributions only).

•	An annuity that is an investment vehicle for a qualified defined contribution plan (“QP”) (Rollover and direct transfer contributions only).

•

An Internal Revenue Code Section 403(b) Tax-Sheltered Annuity (“TSA”) — (“Rollover TSA”) (Rollover and direct transfer contributions only; employer or plan approval required). We no longer accept contributions to TSA contracts.

Not all types of contracts are available with each version of the Accumulator® Series contracts. See “Rules regarding contributions to your contract” in “Appendix X” for more information.

Registration statements relating to this offering have been filed with the SEC. The statement of additional information (“SAI”) dated May 1, 2020, is part of the registration statement. The SAI is available free of charge. You may request one by writing to our processing office at P.O. Box 1547, Secaucus, NJ 07096-1547 or calling 1-800-789-7771. The SAI is incorporated by this reference into this Prospectus. This Prospectus and the SAI can also be obtained from the SEC’s website at www.sec.gov. The table of contents for the SAI appears at the back of this Prospectus.

The contract is no longer available for new purchasers. These versions of the Accumulator® Series contracts are no longer being sold. This prospectus is designed for current contract owners. In addition to the possible state variations noted above, you should note that your contract features and charges may vary depending on the date on which you purchased your contract. For more information about the particular features, charges and options applicable to you, please contact your financial professional or refer to your contract, as well as review Appendix VII later in this Prospectus for contract variation information and timing. You may not change your contract or its features as issued.

Electronic delivery of shareholder reports (pursuant to Rule 30e-3). Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the shareholder reports for portfolio companies available under your contract will no longer be sent by mail, unless you specifically request paper copies of the reports from the Company or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications electronically from the Company by calling 1-800-789-7771 or by calling your financial intermediary.

You may elect to receive all future reports in paper free of charge. You can inform the Company or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling 1-877-522-5035, by sending an email request to EquitableFunds@dfinsolutions.com, or by calling your financial intermediary. Your election to receive reports in paper will apply to all portfolio companies available under your contract.

Contents of this Prospectus

Index of key words and phrases	5
The Company	7
How to reach us	8
The Accumulator® Series at a glance — key features	10

Fee table	13

Examples	15
Condensed financial information	16

1. Contract features and benefits	17
How you can contribute to your contract	17
Owner and annuitant requirements	17
How you can make your contributions	18
What are your investment options under the contract?	19
Portfolios of the Trusts	20
Allocating your contributions	28
Credits (for Accumulator® PlusSM contracts only)	31
Guaranteed minimum death benefit and Guaranteed minimum income benefit base	32
Annuity purchase factors	35
Guaranteed minimum income benefit option	35
Guaranteed minimum death benefit	38
Guaranteed withdrawal benefit for life (“GWBL”)	40
Principal guarantee benefits	44
Guaranteed benefit offers	45
Guaranteed benefit lump sum payment option	46
Inherited IRA beneficiary continuation contract	47
Your right to cancel within a certain number of days	48

2. Determining your contract’s value	50
Your account value and cash value	50
Your contract’s value in the variable investment options	50
Your contract’s value in the guaranteed interest option	50
Your contract’s value in the fixed maturity options	50
Your contract’s value in the account for special dollar cost averaging	50
Effect of your account value falling to zero	50
Termination of your contract	51

When we address the reader of this Prospectus with words such as “you“ and “your,“ we mean the person who has the right or responsibility that the Prospectus is discussing at that point. This is usually the contract owner.

When we use the word “contract“ it also includes certificates that are issued under group contracts in some states.

3

3. Transferring your money among investment options	52
Transferring your account value	52
Our administrative procedures for calculating your Roll-Up benefit base following a transfer	52
Disruptive transfer activity	53
Rebalancing your account value	54

4. Accessing your money	56
Withdrawing your account value	56
How withdrawals are taken from your account value	60
How withdrawals affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Principal guarantee benefits	60
How withdrawals affect your GWBL and GWBL Guaranteed minimum death benefit	61
Withdrawals treated as surrenders	62
Loans under Rollover TSA contracts	62
Surrendering your contract to receive its cash value	63
When to expect payments	63
Signature guarantee	63
Your annuity payout options	64

5. Charges and expenses	66
Charges that the Company deducts	66
Charges that the Trusts deduct	70
Group or sponsored arrangements	71
Other distribution arrangements	71

6. Payment of death benefit	72
Your beneficiary and payment of benefit	72
Beneficiary continuation option	75

7. Tax information	77
Overview	77
CARES Act	77
Contracts that fund a retirement arrangement	77
Transfers among investment options	77
Taxation of nonqualified annuities	77
Individual retirement arrangements (IRAs)	80
Traditional individual retirement annuities (traditional IRAs)	81
Roth individual retirement annuities (Roth IRAs)	86
Tax withholding and information reporting	89
Special rules for contracts funding qualified plans	90
Impact of taxes to the Company	90

8. More information	91
About Separate Account No. 49	91
About the Trusts	91
About our fixed maturity options	91

About the general account	93
About other methods of payment	93
Dates and prices at which contract events occur	94
About your voting rights	95
COVID-19	95
Cybersecurity risks and catastrophic events	95
Statutory compliance	96
About legal proceedings	96
Financial statements	96
Transfers of ownership, collateral assignments, loans and borrowing	96
About Custodial IRAs	97
How divorce may affect your guaranteed benefits	97
How divorce may affect your Joint Life GWBL	97
Distribution of the contracts	97

9. Incorporation of certain documents by reference	100

Appendices

I	—	Condensed financial information	I-1

II	—	Purchase considerations for QP contracts	II-1

III	—	Market value adjustment example	III-1

IV	—	Enhanced death benefit example	IV-1

V	—	Hypothetical illustrations	V-1

VI	—	Earnings enhancement benefit example	VI-1

VII	—	State contract availability and/or variations of certain features and benefits	VII-1

VIII	—	Contract variations	VIII-1

IX	—	Tax-sheltered annuity contracts (TSAs)	IX-1

X	—	Rules regarding contributions to your contract	X-1

XI	—	Guaranteed benefit lump sum payout option hypothetical illustrations	XI-1

XII	—	New Guaranteed withdrawal Benefit for Life	XII-1

Statement of additional information Table of contents

4

Index of key words and phrases

This index should help you locate more information on the terms used in this Prospectus.

Page

6% Roll-Up to age 85	33
12 month dollar cost averaging	30
account for special dollar cost averaging	28
account value	50
administrative charge	66
annual administrative charge	67
Annual Ratchet	42
Annual Ratchet to age 85 enhanced death benefit	33
annuitant	17
annuitization	64
annuity maturity date	65
annuity payout options	64
annuity purchase factors	35
automatic annual reset program	34
automatic customized reset program	34
automatic investment program	93
beneficiary	72
Beneficiary continuation option (“BCO”)	75
business day	94
cash value	50
charges for state premium and other applicable taxes	70
contract date	18
contract date anniversary	18
contract year	18
contributions to Roth IRAs	86
regular contributions	87
rollovers and direct transfers	87
conversion contributions	87
contributions to traditional IRAs	81
regular contributions	81
rollovers and transfers	82
credit	31
disability, terminal illness or confinement to nursing home	68
disruptive transfer activity	53
distribution charge	67
Earnings enhancement benefit	39
Earnings enhancement benefit charge	70
ERISA	71
fixed-dollar option	30
fixed maturity options	27
Flexible Premium IRA	2
Flexible Premium Roth IRA	2
free look	48
free withdrawal amount	68
general account	93
general dollar cost averaging	30
guaranteed interest option	27
Guaranteed minimum death benefit	38
Guaranteed minimum death benefit and Guaranteed minimum income benefit base	32
Guaranteed minimum death benefit/Guaranteed minimum income benefit roll-up benefit base reset option	34

Page

Guaranteed minimum income benefit	35
Guaranteed minimum income benefit charge	69
Guaranteed minimum income benefit “no lapse guarantee”	36
Guaranteed withdrawal benefit for life (“GWBL”)	40
Guaranteed withdrawal benefit for life charge	70
GWBL benefit base	41
Inherited IRA	2
investment options	1
Investment simplifier	30
IRA	2
IRS	77
lifetime required minimum distribution withdrawals	59
loan reserve account	62
loans under Rollover TSA	62
market adjusted amount	27
market timing	53
market value adjustment	28
maturity dates	27
maturity value	27
Mortality and expense risks charge	66
NQ	2
one-time reset option	34
Online Account Access	8
partial withdrawals	57
permitted variable investment options	19
Portfolio	1
Principal guarantee benefits	44
processing office	2, 8
QP	2
rate to maturity	27
rebalancing	54
Rollover IRA	2
Rollover TSA	2
Roth Conversion IRA	2
Roth IRA	80
SAI	2
SEC	1
self-directed allocation	29
Separate Account No. 49	91
special dollar cost averaging	29
Spousal continuation	73
standard death benefit	32
substantially equal withdrawals	58
systematic withdrawals	58
TSA	2
traditional IRA	81
Trusts	1, 91
unit	50
variable investment options	1, 19
wire transmittals and electronic applications	93
withdrawal charge	67

5

To make this Prospectus easier to read, we sometimes use different words than in the contract or supplemental materials. This is illustrated below. Although we use different words, they have the same meaning in this Prospectus as in the contract or supplemental materials. Your financial professional can provide further explanation about your contract or supplemental materials.

Prospectus	Contract or Supplemental Materials
fixed maturity options	Guarantee Periods (Guaranteed Fixed Interest Accounts in supplemental materials)

variable investment options	Investment Funds

account value	Annuity Account Value

rate to maturity	Guaranteed Rates

unit	Accumulation Unit

Guaranteed minimum death benefit	Guaranteed death benefit

Guaranteed minimum income benefit	Guaranteed Income Benefit

Guaranteed withdrawal benefit for life	Guaranteed withdrawal benefit

GWBL benefit base	Guaranteed withdrawal benefit for life benefit base

Guaranteed annual withdrawal amount	Guaranteed withdrawal benefit for life Annual withdrawal amount

Excess withdrawal	Guaranteed withdrawal benefit for life Excess withdrawal

6

The Company

We are Equitable Financial Life Insurance Company, a New York stock life insurance corporation. We have been doing business since 1859. The Company is an indirect wholly owned subsidiary of Equitable Holdings, Inc. No other company has any legal responsibility to pay amounts that the Company owes under the contracts. The Company is solely responsible for paying all amounts owed to you under your contract.

Equitable Holdings, Inc. and its consolidated subsidiaries managed approximately $734.4 billion in assets as of December 31, 2019. For more than 160 years the Company has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.

7

How to reach us

Please communicate with us at the mailing addresses listed below for the purposes described. You can also use our Online Account Access system to access information about your account and to complete certain requests through the Internet. Certain methods of contacting us, such as by telephone or electronically, may be unavailable, delayed or discontinued. For example, our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing. In addition, the level and type of service available may be restricted based on criteria established by us. In order to avoid delays in processing, please send your correspondence and check to the appropriate location, as follows:

For correspondence with checks:

For contributions sent by regular mail:

Retirement Service Solutions

P.O. Box 1577

Secaucus, NJ 07096-1577

For contributions sent by express delivery:

Retirement Service Solutions

500 Plaza Drive, 6th Floor

Secaucus, NJ 07094

For correspondence without checks:

For all other communications (e.g., requests for transfers, withdrawals, or required notices) sent by regular mail:

Retirement Service Solutions

P.O. Box 1547

Secaucus, NJ 07096-1547

For all other communications (e.g., requests for transfers, withdrawals, or required notices) sent by express delivery:

Retirement Service Solutions

500 Plaza Drive, 6th Floor

Secaucus, NJ 07094

Your correspondence will be picked up at the mailing address noted above and delivered to our processing office. Your correspondence, however, is not considered received by us until it is received at our processing office. Where this Prospectus refers to the day when we receive a contribution, request, election, notice, transfer or any other transaction request from you, we mean the day on which that item (or the last thing necessary for us to process that item) arrives in complete and proper form at our processing office or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives (1) on a day that is not a business day or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day. Our processing office is: 500 Plaza Drive, 6th Floor, Secaucus, New Jersey 07094.

Reports we provide:

•	written confirmation of financial transactions;
•	statement of your account value at the close of each calendar year, and any calendar quarter in which there was a financial transaction; and

•

annual statement of your account value as of the close of the contract year, including notification of eligibility for GWBL deferral bonuses and eligibility to exercise the Guaranteed minimum income benefit and/or the Roll-Up benefit base reset option.

Online Account Access system:

Online Account Access is designed to provide this information through the Internet. You can obtain information on:

•	your current account value;

•	your current allocation percentages;

•	the number of units you have in the variable investment options;

•	the daily unit values for the variable investment options; and

•	performance information regarding the variable investment options.

You can also:

•	change your allocation percentages and/or transfer among the investment options;

•	elect to receive certain contract statements electronically;

•	enroll in, modify or cancel a rebalancing program;

•	change your address;

•	change your password; and

•	access Frequently Asked Questions and Service Forms.

Online Account Access are normally available seven days a week, 24 hours a day. You may access Online Account Access by visiting our website at www.equitable.com. Of course, for reasons beyond our control, this service may sometimes be unavailable.

We have established procedures to reasonably confirm that the instructions communicated by the Internet are genuine. For example, we will require certain personal identification information before we will act on Internet instructions and we will provide written confirmation of your transfers. If we do not employ reasonable procedures to confirm the genuineness of Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following Internet instructions we reasonably believe to be genuine.

We reserve the right to limit access to this service if we determine that you engaged in a disruptive transfer activity, such as “market timing” (see “Disruptive transfer activity” in “Transferring your money among investment options” later in this Prospectus).

8

Customer service representative:

You may also use our toll-free number (1-800-789-7771) to speak with one of our customer service representatives. Our customer service representatives are available on the following business days:

•	Monday through Thursday from 8:30 a.m. until 7:00 p.m., Eastern time.

•	Friday from 8:30 a.m. until 5:30 p.m., Eastern time.

We require that the following types of communications be on specific forms we provide for that purpose:

(1)	authorization for telephone transfers by your financial professional;

(2)	conversion of a traditional IRA to a Roth Conversion IRA or, depending on your contract, Flexible Premium Roth IRA contract;

(3)	election of the automatic investment program;

(4)	requests for loans under Rollover TSA contracts (employer or plan approval required);

(5)	spousal consent for loans under Rollover TSA contracts;

(6)	requests for withdrawals or surrenders from Rollover TSA contracts (employer or plan approval required) and contracts with the Guaranteed withdrawal benefit for life (“GWBL”);

(7)	tax withholding elections (see withdrawal request form);

(8)	election of the beneficiary continuation option;

(9)	IRA contribution recharacterizations;

(10)	Section 1035 exchanges;

(11)	direct transfers and rollovers;

(12)	exercise of the Guaranteed minimum income benefit;

(13)

requests to reset your Roll-Up benefit base (for contracts that have both the Guaranteed minimum income benefit and the Greater of 6% Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit) by electing one of the following: onetime reset option, automatic annual reset program or automatic customized reset program;

(14)	requests to opt out of or back into the Annual Ratchet of the Guaranteed withdrawal benefit for life (“GWBL”) benefit base;

(15)	death claims;

(16)	change in ownership (NQ only, if available under your contract);

(17)	purchase by, or change of ownership to, a non-natural owner;

(18)	requests for enrollment in either our Maximum payment plan or Customized payment plan under the Guaranteed withdrawal benefit for life (“GWBL”);

(19)	requests to reset the guaranteed minimum value for contracts with a Principal guarantee benefit;
(20)	transfers into and among the investment options; and

(21)	withdrawal requests.

We also have specific forms that we recommend you use for the following types of requests:

(1)	beneficiary changes;

(2)	contract surrender;

(3)	general dollar cost averaging (including the fixed dollar and interest sweep options);

(4)	12 month dollar cost averaging (for Accumulator® SelectSM contracts only); and

(5)	special dollar cost averaging (for Accumulator® and Accumulator® EliteSM contracts only).

To cancel or change any of the following, we require written notification generally at least seven calendar days before the next scheduled transaction:

(1)	automatic investment program;

(2)	general dollar cost averaging (including the fixed dollar and interest sweep options);

(3)	12 month dollar cost averaging (for Accumulator® SelectSM contracts only);

(4)	special dollar cost averaging (for Accumulator® and Accumulator® EliteSM contracts only);

(5)	substantially equal withdrawals;

(6)	systematic withdrawals;

(7)	the date annuity payments are to begin; and

(8)	RMD payments from inherited IRAs.

To cancel or change any of the following, we require written notification at least one calendar day prior to your contract date anniversary:

(1)	automatic annual reset program; and

(2)	automatic customized reset program.

You must sign and date all these requests. Any written request that is not on one of our forms must include your name and your contract number along with adequate details about the notice you wish to give or the action you wish us to take. Some requests may be completed online; you can use our Online Account Access system to contact us and to complete such requests through the Internet. In the future, we may require that certain requests be completed online.

Signatures:

The proper person to sign forms, notices and requests would normally be the owner. If there are joint owners, both must sign.

eDelivery:

You can register to receive statements and other documents electronically. You can do so by visiting our website at www.equitable.com.

9

The Accumulator® Series at a glance — key features

Four Contract Series	This Prospectus describes The Accumulator® Series contracts — Accumulator®, Accumulator® PlusSM, Accumulator® EliteSM and Accumulator® SelectSM. Each series provides for the accumulation of retirement savings and income, offers income and death benefit protection, and offers various payout options.

Each series provides a different charge structure. For details, please see the summary of the contract features below, the “Fee table” and “Charges and expenses” later in this Prospectus.

Each series is subject to different contribution rules, which are described in “Contribution amounts” later in this section and in “Rules regarding contributions to your contract” in “Appendix X” later in this Prospectus.

The chart below shows the availability of key features under each series of the contract.

	Accumulator®	Accumulator® PlusSM	Accumulator® EliteSM	Accumulator® SelectSM
Special dollar cost averaging	Yes	No	Yes	No
12 month dollar cost averaging	No	No	No	Yes
Credits	No	Yes	No	No

Throughout the Prospectus, any differences among the contract series are identified.

You should work with your financial professional to decide which series of the contract may be appropriate for you based on a thorough analysis of your particular insurance needs, financial objectives, investment goals, time horizons and risk tolerance.
Professional investment management	The Accumulator® Series’ variable investment options invest in different Portfolios managed by professional investment advisers.
Fixed maturity options

•   Fixed maturity options (“FMOs”) with maturities ranging from approximately 1 to 10 years (subject to availability).

•   Each fixed maturity option offers a guarantee of principal and interest rate if you hold it to maturity.

If you make withdrawals or transfers from a fixed maturity option before maturity, there will be a market value adjustment due to differences in interest rates. If you withdraw or transfer only a portion of a fixed maturity amount, this may increase or decrease any value that you have left in that fixed maturity option. If you surrender your contract, a market value adjustment also applies.
Guaranteed interest option	• Principal and interest guarantees. • Interest rates set periodically.
Tax considerations	• No tax on earnings inside the contract until you make withdrawals from your contract or receive annuity payments.

•   No tax on transfers among investment options inside the contract. For more information, please see “How you can contribute to your contract” in “Contract features and benefits” later in this Prospectus.

If you are purchasing or contributing to an annuity contract which is an Individual Retirement Annuity (IRA) or Tax Sheltered Annuity (TSA), or to fund an employer retirement plan (QP or Qualified Plan), you should be aware that such annuities do not provide tax deferral benefits beyond those already provided by the Internal Revenue Code for these types of arrangements. Before purchasing or contributing to one of the contracts, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of these annuities compared with any other investment that you may use in connection with your retirement plan or arrangement. Depending on your personal situation, the contract’s guaranteed benefits may have limited usefulness because of required minimum distributions (“RMDs”).
Guaranteed minimum income benefit	The Guaranteed minimum income benefit provides income protection for you during your life once you elect to annuitize the contract.

10

Guaranteed withdrawal benefit for life

The Guaranteed withdrawal benefit for life option (“GWBL”) guarantees that you can take withdrawals up to a maximum amount each contract year (your “Guaranteed annual withdrawal amount”) beginning at age 45 or later.

Withdrawals are taken from your account value and continue during your lifetime even if your account value falls to zero (unless it is caused by a withdrawal that exceeds your Guaranteed annual withdrawal amount).

Contribution amounts

Currently, with limited exceptions, we are not accepting additional contributions to Accumulator® series contracts. We currently continue to accept contributions to: (i) QP contracts; and (ii) all contracts, except TSA, issued in the state of Florida. Information regarding contributions in this section is for the benefit of contract owners currently eligible to continue making contributions to the contracts.

The chart below shows the minimum initial and additional contribution amounts under the contracts. Initial contribution amounts are provided for informational purposes only. Please see “How you can contribute to your contract” under “Contract features and benefits” and “Rules regarding contributions to your contract” in “Appendix X” for more information.

	Accumulator®	Accumulator® PlusSM	Accumulator® EliteSM	Accumulator® SelectSM
NQ	$5,000($500)(1)	$10,000($500)(1)	$10,000($500)(1)	$25,000($500)(1)
Rollover IRA	$5,000($50)	$10,000($50)	$10,000($50)	$25,000($50)
Flexible Premium IRA	$4,000($50)(2)	n/a	n/a	n/a
Roth Conversion IRA	$5,000($50)	$10,000($50)	$10,000($50)	$25,000($50)
Flexible Premium Roth IRA	$4,000($50)(2)	n/a	n/a	n/a
Inherited IRA Beneficiary Continuation contract (traditional IRA or Roth IRA) (“Inherited IRA”)	$5,000($1,000)	n/a	$10,000($1,000)	$25,000($1,000)
QP	$5,000($500)	$10,000($500)	$10,000($500)	n/a
Rollover TSA(3)	$5,000($500)	$10,000($500)	$10,000($500)	$25,000($500)

(1) $100 monthly and $300 quarterly under our automatic investment program. (2) $50 monthly or quarterly under our automatic investment program. (3) We no longer accept contributions to TSA contracts.

• Maximum contribution limitations apply to all contracts. For more information, please see “How you can contribute to your contract” in “Contract features and benefits” later in this Prospectus.
In general, contributions are limited to $1.5 million ($500,000 maximum for owners or annuitants who are age 81 and older at contract issue) under all Accumulator® Series contracts with the same owner or annuitant. We generally limit aggregate contributions made after the first contract year to 150% of first-year contributions. Upon advance notice to you, we may exercise certain rights we have under the contract regarding contributions, including our rights to (i) change minimum and maximum contribution requirements and limitations, and (ii) discontinue acceptance of contributions. Further, we may at any time exercise our rights to limit your transfers to any of the variable investment options and to limit the number of variable investment options which you may elect. For more information, please see “How you can contribute to your contract” in “Contract features and benefits” later in this Prospectus.
Credit (Accumulator® PlusSM contracts only)	We allocate your contributions to your account value. We allocate a credit to your account value at the same time that we allocate your contributions. The credit will apply to additional contribution amounts only to the extent that those amounts exceed total withdrawals from the contract. The amount of credit may be up to 5% of each contribution, depending on certain factors. The credit is subject to recovery by us in certain limited circumstances.

11

Access to your money

•   Partial withdrawals

•   Several withdrawal options on a periodic basis

•   Loans under Rollover TSA contracts (employer or plan approval required)

•   Contract surrender

•   Maximum payment plan (only under contracts with GWBL)

•   Customized payment plan (only under contracts with GWBL)

You may incur a withdrawal charge (not applicable to Accumulator® SelectSM contracts) for certain withdrawals or if you surrender your contract. You may also incur income tax and a tax penalty. Certain withdrawals will diminish the value of optional benefits.

Payout options	• Fixed annuity payout options
Additional features

•   Guaranteed minimum death benefit options

•   Principal guarantee benefits

•   Dollar cost averaging

•   Automatic investment program

•   Account value rebalancing (quarterly, semiannually, and annually)

•   Free transfers

•   Waiver of withdrawal charge for certain withdrawals, disability, terminal illness, or confinement to a nursing home (not applicable to Accumulator® SelectSM contracts)

•   Earnings enhancement benefit, an optional death benefit available under certain contracts

•   Spousal continuation

•   Beneficiary continuation option

•   Guaranteed minimum death benefit/Guaranteed minimum income benefit roll-up benefit base reset

Fees and charges	Please see “Fee table” later in this section for complete details.
Owner and annuitant issue ages	Please see “Rules regarding contributions to your contract” in “Appendix X” for owner and annuitant issue ages applicable to your contract.
Guaranteed benefit offers	From time to time, we may offer you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits. See “Guaranteed benefit offers” in “Contract features and benefits” for more information.

The table above summarizes only certain current key features and benefits of the contract. The table also summarizes certain current limitations, restrictions and exceptions to those features and benefits that we have the right to impose under the contract and that are subject to change in the future. In some cases, other limitations, restrictions and exceptions may apply. The contract may not currently be available in all states. Certain features and benefits described in this Prospectus may vary in your state; all features and benefits may not be available in all contracts, in all states or from all selling broker-dealers. Please see Appendix VII later in this Prospectus for more information on state availability and/or variations of certain features and benefits.

For more detailed information, we urge you to read the contents of this Prospectus, as well as your contract. This Prospectus is a disclosure document and describes all of the contract’s material features, benefits, rights and obligations, as well as other information. The Prospectus should be read carefully before investing. Please feel free to speak with your financial professional, or call us, if you have any questions.

Other contracts

We offer a variety of fixed and variable annuity contracts. They may offer features, including investment options, credits, fees and/or charges that are different from those in the contracts offered by this Prospectus. Not every contract is offered through every selling broker-dealer. Some selling broker-dealers may not offer and/or limit the offering of certain features or options, as well as limit the availability of the contracts, based on issue age or other criteria established by the selling broker-dealer. Upon request, your financial professional can show you information regarding our other annuity contracts that he or she distributes. You can also contact us to find out more about the availability of any of our annuity contracts.

You should work with your financial professional to decide whether an optional benefit is appropriate for you based on a thorough analysis of your particular insurance needs, financial objectives, investment goals, time horizons and risk tolerance.

12

Fee table

The following tables describe the fees and expenses that you will pay when owning and surrendering the contract. Each of the charges and expenses is more fully described in “Charges and expenses” later in this Prospectus.

All features listed below may not have been available at the time you purchased your contract. See Appendix VIII later in this Prospectus for more information.

The first table describes fees and expenses that you will pay at the time that you surrender the contract or if you make certain withdrawals, apply your cash value to certain payout options or request special services. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply.

Charges we deduct from your account value at the time you request certain transactions
Maximum withdrawal charge as a percentage of contributions withdrawn (deducted if you surrender your contract or make certain withdrawals or apply your cash value to certain payout options).(1)	Accumulator®	Accumulator® PlusSM	Accumulator® EliteSM	Accumulator® SelectSM
	7.00%	8.00%	8.00%	N/A

Special services charges

• Wire transfer charge	Current and Maximum Charge:	$90

• Express mail charge	Current and Maximum Charge:	$35

• Duplicate contract charge	Current and Maximum Charge:	$35(2)

The following tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including the underlying trust portfolio fees and expenses.
Charges we deduct from your account value on each contract date anniversary
Maximum annual administrative charge(3)
If your account value on a contract date anniversary is less than $50,000(4)	$30

If your account value on a contract date anniversary is $50,000 or more	$0
Charges we deduct from your variable investment options expressed as an annual percentage of daily net assets
Separate account annual expenses:	Accumulator®	Accumulator® PlusSM	Accumulator® EliteSM	Accumulator® SelectSM

Mortality and expense risks(5)	0.80%	0.95%	1.10%	1.10%

Administrative	0.30%	0.35%	0.30%	0.25%

Distribution	0.20%	0.25%	0.25%	0.35%

Total Separate account annual expenses	1.30%	1.55%	1.65%	1.70%
Charges we deduct from your account value each year if you elect any of the following optional benefits
Guaranteed minimum death benefit charge (Calculated as a percentage of the applicable benefit base. Deducted annually(3) on each contract date anniversary for which the benefit is in effect.)

Standard death benefit and GWBL Standard death benefit	No charge

Annual Ratchet to age 85	0.25%

Greater of 6% Roll-Up to age 85 or Annual Ratchet to age 85	0.60% or 0.65%*

GWBL Enhanced death benefit	0.30%

* Please see Appendix VIII later in this Prospectus for more information on the charge applicable under your Accumulator® Series contract.

13

Modified death benefit(8) (“Modified DB”)

No charge (if you previously had the Standard death benefit)

0.25% of the Annual Ratchet to age 85 benefit base (if you previously had the Annual Ratchet to age 85 death benefit)

0.40%(9) or 0.35%(10) of the Greater of 6% Roll-Up to age 85 benefit base or Annual Ratchet to age 85 benefit base, as applicable (if you previously had the Greater of 6% Roll-Up to age 85 death benefit)

Principal guarantee benefits charge (Calculated as a percentage of the account value. Deducted annually(3) on each contract date anniversary for which the benefit is in effect.)

100% Principal guarantee benefit	0.50%

125% Principal guarantee benefit	0.75%
Guaranteed minimum income benefit charge (Calculated as a percentage of the applicable benefit base. Deducted annually(3) on each contract date anniversary for which the benefit is in effect.)	0.65%
Earnings enhancement benefit charge (Calculated as a percentage of the account value. Deducted annually(3) on each contract date anniversary for which the benefit is in effect.)	0.35%
Guaranteed withdrawal benefit for life benefit charge (Calculated as a percentage of the GWBL benefit base. Deducted annually(3) on each contract date anniversary.)	0.60% for the Single Life option 0.75% for the Joint Life option
If your GWBL benefit base ratchets, we will increase your charge to:	0.75% for the Single Life option 0.90% for the Joint Life option

Please see “Guaranteed withdrawal benefit for life” (“GWBL”) in “Contract features and benefits” for more information about this feature, including its benefit base and the Annual Ratchet provision, and “Guaranteed withdrawal benefit for life benefit charge” in “Charges and expenses,” both later in this Prospectus.

New Guaranteed withdrawal benefit for life (New GWBL)(11) charge (Calculated as a percentage of the applicable benefit base. Deducted annually(3) on each contract date anniversary for which the benefit is in effect.)	The New GWBL percentage charge is the same percentage charge you previously paid for the GMIB.
Net loan interest charge — Rollover TSA contracts only (Calculated and deducted daily as a percentage of the outstanding loan amount.)	2.00%(6)

You also bear your proportionate share of all fees and expenses paid by a “Portfolio” that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses charged by any of the Portfolios that you will pay periodically during the time that you own the contract. These fees and expenses are reflected in the Portfolio’s net asset value each day. Therefore, they reduce the investment return of the Portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each Portfolio’s fees and expenses is contained in the Trust prospectus for the Portfolio.

Portfolio operating expenses expressed as an annual percentage of daily net assets
Total Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets including management fees, 12b-1 fees, service fees, and/or other expenses)(7)	Lowest 0.58%	Highest 1.38%

14

Notes:

(1)	Deducted upon a withdrawal of amounts in excess of the 10% free withdrawal amount, if applicable:

The withdrawal charge percentage we use is determined by the contract year in which you make the withdrawal or surrender your contract. For each contribution, we consider the contract year in which we receive that contribution to be “contract year 1”)

Contract Year	Accumulator®	Accumulator® PlusSM	Accumulator® EliteSM
1	7.00%	8.00%	8.00%
2	7.00%	8.00%	7.00%
3	6.00%	7.00%	6.00%
4	6.00%	7.00%	5.00%
5	5.00%	6.00%	0.00%
6	3.00%	5.00%	0.00%
7	1.00%	4.00%	0.00%
8	0.00%	3.00%	0.00%
9+	0.00%	0.00%	0.00%

(2)	This charge is currently waived. This waiver may be discontinued at any time, with or without notice.

(3)	If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the charge for that year.

(4)	During the first two contract years this charge, if applicable, is equal to the lesser of $30 or 2% of your account value. Thereafter, the charge, if applicable, is $30 for each contract year.

(5)

These charges compensate us for certain risks we assume and expenses we incur under the contract. We expect to make a profit from these charges. For Accumulator® PlusSM contracts, the charges also compensate us for the expense associated with the credit.

(6)

We charge interest on loans under Rollover TSA contracts but also credit you interest on your loan reserve account. Our net loan interest charge is determined by the excess between the interest rate we charge over the interest rate we credit. See “Loans under Rollover TSA contracts” later in this Prospectus for more information on how the loan interest is calculated and for restrictions that may apply.

(7)	“Total Annual Portfolio Operating Expenses” may be based, in part, on estimated amounts of such expenses.

(8)	Only applicable to contract holders who elected to convert their Guaranteed minimum income benefit into the New Guaranteed Benefit for Life. See Appendix XII for more information.

(9)	Applicable if you were previously paying 0.65% for the Greater of 6% Roll-Up to age 85 or Annual Ratchet to age 85 death benefit.

(10)	Applicable if you were previously paying 0.60% for the Greater of 6% Roll-Up to age 85 or Annual Ratchet to age 85 death benefit.

(11)	Only applicable to contract holders who elected to convert their Guaranteed minimum income benefit into the New GWBL. See Appendix XII for more information.

Examples

These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying trust fees and expenses (including the underlying portfolio fees and expenses).

The examples below show the expenses that a hypothetical contract owner (who has elected the enhanced death benefit that provides for the Greater of 6% Roll-Up to age 85 or Annual Ratchet to age 85 and the Earnings enhancement benefit with either the Guaranteed minimum income benefit (with the annual reset feature) or the 125% Principal guarantee benefit) would pay in the situations illustrated. All values in the expense examples were calculated with the Guaranteed minimum income benefit except for the EQ/Moderate Allocation portfolio. The EQ/Moderate Allocation portfolio is calculated with either the Guaranteed minimum income benefit or the 125% Principal guarantee benefit depending on which benefit yielded the higher expenses. These examples use an average annual administrative charge based on the charges paid in the prior calendar year which results in an estimated administrative charge calculated as a percentage of contract value, as follows: Accumulator® 0.006%; Accumulator® PlusSM 0.009%; Accumulator® EliteSM 0.012%; and Accumulator® SelectSM 0.005%.

The fixed maturity options, guaranteed interest option, the account for special dollar cost averaging (if applicable under your contract) and the 12 month dollar cost averaging program (if applicable under your contract) are not covered by these examples. However, the annual administrative charge, the withdrawal charge (if applicable under your contract) and the charge for any optional benefits do apply to the fixed maturity options, guaranteed interest option, the account for special dollar cost averaging and the 12 month dollar cost averaging program. A market value adjustment (up or down) may apply as a result of a withdrawal, transfer, or surrender of amounts from a fixed maturity option.

The examples assume that you invest $10,000 in the contract for the time periods indicated, and that your investment has a 5% return each year. The example for Accumulator® PlusSM contracts assumes that a 4% credit was applied to your contribution.

15

Other than the administrative charge (which is described immediately above), the examples also assume maximum contract charges and total annual expenses of the Portfolios (before expense limitations) set forth in the previous charts. These examples should not be considered a representation of past or future expenses for each option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Accumulator®
	If you surrender your contract at the end of the applicable time period				If you do not surrender your contract at the end of the applicable time period
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
(a) assuming maximum fees and expenses of any of the Portfolios	$1,157	$1,999	$2,882	$5,033	$457	$1,399	$2,382	$5,033
(b) assuming minimum fees and expenses of any of the Portfolios	$1,073	$1,752	$2,479	$4,281	$373	$1,152	$1,979	$4,281

Accumulator® EliteSM
	If you surrender your contract at the end of the applicable time period				If you do not surrender your contract at the end of the applicable time period
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
(a) assuming maximum fees and expenses of any of the Portfolios	$1,294	$2,107	$2,557	$5,347	$494	$1,507	$2,557	$5,347
(b) assuming minimum fees and expenses of any of the Portfolios	$1,210	$1,862	$2,160	$4,624	$410	$1,262	$2,160	$4,624

Accumulator® PlusSM
	If you surrender your contract at the end of the applicable time period				If you do not surrender your contract at the end of the applicable time period
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
(a) assuming maximum fees and expenses of any of the Portfolios	$1,297	$2,218	$3,178	$5,406	$497	$1,518	$2,578	$5,406
(b) assuming minimum fees and expenses of any of the Portfolios	$1,210	$1,963	$2,764	$4,643	$410	$1,263	$2,164	$4,643

Accumulator® SelectSM
	If you annuitize at the end of the applicable time period				If you surrender or do not surrender your contract at the end of the applicable time period
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
(a) assuming maximum fees and expenses of any of the Portfolios	N/A	$1,871	$2,928	$5,735	$498	$1,521	$2,578	$5,385
(b) assuming minimum fees and expenses of any of the Portfolios	N/A	$1,626	$2,532	$5,014	$414	$1,276	$2,182	$4,664

For information on how your contract works under certain hypothetical circumstances, please see Appendix V at the end of this Prospectus.

Condensed financial information

Please see Appendix I at the end of this Prospectus or the Statement of Additional Information for the unit values and the number of units outstanding as of the end of the periods shown for each of the variable investment options available as of December 31, 2019.

16

1. Contract features and benefits

How you can contribute to your contract

Except as described below, we no longer accept contributions to the contracts, including contributions made through our automatic investment program. Contributions received at our processing office will be returned to you. This change has no effect on amounts that are already invested in your contract or on your guaranteed benefits.

We currently continue to accept contributions to: (i) QP contracts; and (ii) all contracts, except TSA contracts, issued in the state of Florida. Information regarding contributions in this section is for the benefit of contract owners currently eligible to continue making contributions to the contracts.

The table in Appendix X summarizes our current rules regarding contributions to your contract, which rules are subject to change. We require a minimum contribution amount for each type of contract purchased. Maximum contribution limitations also apply. In some states, our rules may vary. Both the owner and annuitant named in the contract must meet the issue age requirements shown in the table and contributions are based on the age of the older of the original owner and annuitant.

Upon advance notice to you, we may exercise certain rights we have under the contract regarding contributions, including our rights to (i) change minimum and maximum contribution requirements and limitations, and (ii) discontinue acceptance of contributions. Further, we may at any time exercise our rights to limit your transfers to any of the variable investment options and to limit the number of variable investment options which you may elect.

We have exercised our right to discontinue acceptance of contributions to the contracts as described above.

We currently limit aggregate contributions on your contract made after the first contract year to 150% of first-year contributions (the “150% limit”). The 150% limit can be reduced or increased at any time upon advance notice to you. Even if the aggregate contributions on your contract do not exceed the 150% limit, we currently do not accept any contribution if: (i) the aggregate contributions under one or more Accumulator® series contracts with the same owner or annuitant would then total more than $1,500,000 ($500,000 for the same owner or annuitant who is age 81 and older at contract issue); or (ii) the aggregate contributions under all our annuity accumulation contracts with the same owner or annuitant would then total more than $2,500,000. We may waive these and other contribution limitations based on certain criteria that we determine, including elected benefits, issue age, aggregate contributions, variable investment option allocations and selling broker-dealer compensation.

These and other contribution limitations may not be applicable in your state. Please see Appendix VII later in this Prospectus.

We may accept less than the minimum initial contribution under a contract if an aggregate amount of contracts purchased at the same time by an individual (including spouse) meets the minimum.

The “owner” is the person who is the named owner in the contract and, if an individual, is the measuring life for determining, contract benefits. The “annuitant” is the person who is the measuring life for determining the contract’s maturity date. The annuitant is not necessarily the contract owner. Where the owner of a contract is non-natural, the annuitant is the measuring life for determining contract benefits.

Owner and annuitant requirements

Under NQ contracts, the annuitant can be different from the owner. We do not permit partnerships or limited liability corporations to be owners of the Accumulator® SelectSM contract. We also reserve the right to prohibit the availability of the Accumulator® SelectSM contract to other non-natural owners. A joint owner may also be named. Only natural persons can be joint owners. This means that an entity such as a corporation cannot be a joint owner.

Owners which are not individuals may be required to document their status to avoid 30% FATCA withholding from U.S.-source income.

Under all IRA and Rollover TSA contracts, the owner and annuitant must be the same person. In some cases, an IRA contract may be held in a custodial individual retirement account for the benefit of the individual annuitant. This option may not be available under your contract. See “Inherited IRA beneficiary continuation contract” later in this section for Inherited IRA owner and annuitant requirements.

For the Spousal continuation feature to apply, the spouses must either be joint owners, or, for Single life contracts, the surviving spouse must be the sole primary beneficiary. The determination of spousal status is made under applicable state law. However, in the event of a conflict between federal and state law, we follow federal rules. Certain same sex civil union and domestic partners may not be eligible for tax benefits under federal law and in some circumstances will be required to take post-death distributions that dilute or eliminate the value of the contractual benefit.

Accumulator® PlusSM and Accumulator® SelectSM contracts are not available for purchase by Charitable Remainder Trusts.

17

In general, we will not permit a contract to be owned by a minor unless it is pursuant to the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act in your state.

Under QP contracts, the owner must be the trustee of the qualified plan and the annuitant must be the plan participant/employee. See Appendix II at the end of this Prospectus for more information on QP contracts.

Certain benefits under your contract, as described later in this Prospectus, are based on the age of the owner. If the owner of the contract is not a natural person, these benefits will be based on the age of the annuitant. If the contract is jointly owned and GWBL has not been elected, benefits are based on the age of the older joint owner. In this Prospectus, when we use the term “owner”, we intend this to be a reference to the annuitant if the contract has a non-natural owner. If GWBL is elected, the terms “owner” and “successor owner” are intended to be references to annuitant and joint annuitant, respectively, if the contract has a non-natural owner. We do not permit joint annuitants unless you elect the Guaranteed withdrawal benefit for life on a Joint Life basis, and the contract is owned by a non-natural owner. Under QP contracts, all benefits are based on the age of the annuitant.

Purchase considerations for a charitable remainder trust

(This section only applies to Accumulator® and Accumulator® EliteSM contracts.)

If you are purchasing the contract to fund a charitable remainder trust and elect either the Guaranteed minimum income benefit (“GMIB”) or the Guaranteed withdrawal benefit for life (“GWBL”), or an enhanced death benefit, you should strongly consider “split-funding”: that is, the trust holds investments in addition to this Accumulator® Series contract. Charitable remainder trusts are required to take specific distributions. The charitable remainder trust annual withdrawal requirement may be equal to a percentage of the donated amount or a percentage of the current value of the donated amount. If your Accumulator® Series contract is the only source for such distributions, the payments you need to take may significantly reduce the value of those guaranteed benefits. Such amount may be greater than the annual increase in the GMIB, GWBL and/or the enhanced death benefit base and/or greater than the Guaranteed annual withdrawal amount under GWBL. See the discussion of these benefits later in this section.

How you can make your contributions

Except as noted below, contributions must be by check drawn on a U.S. bank, in U.S. dollars, and made payable to the Company. We may also apply contributions made pursuant to an intended Section 1035 tax-free exchange or a direct transfer. We do not accept starter checks or travelers’ checks. All checks are subject to our ability to collect the funds. We reserve the right to reject a payment if it is received in an unacceptable form.

For your convenience, we will accept initial and additional contributions by wire transmittal from certain broker-dealers who have agreements with us for this purpose, including circumstances under which such contributions are considered received by us when your order is taken by such broker-dealers. Additional contributions may also be made under our automatic investment program. These methods of payment are discussed in detail in “More information” later in this Prospectus.

The “contract date” is the effective date of a contract. This usually is the business day we receive the properly completed and signed application, along with any other required documents, and your initial contribution. Your contract date will be shown in your contract. The 12 month period beginning on your contract date and each 12 month period after that date is a “contract year.” The end of each 12 month period is your “contract date anniversary.” For example, if your contract date is May 1, your contract date anniversary is April 30.

Your initial contribution must generally be accompanied by a completed application and any other form we need to process the payments. If any information is missing or unclear, we will hold the contribution, whether received via check or wire, in a non-interest bearing suspense account while we try to obtain this information. If we are unable to obtain all of the information we require within five business days after we receive an incomplete application or form, we will inform the financial professional submitting the application on your behalf. We will then return the contribution to you unless you specifically direct us to keep your contribution until we receive the required information. The contribution will be applied as of the date we receive the missing information.

If your financial professional is with a selling broker-dealer other than Equitable Advisors, LLC (Equitable Financial Advisors in MI and TN), (“Equitable Advisors”), your initial contribution must generally be accompanied by a completed application and any other form we need to process the payments. If any information is missing or unclear, we will hold the contribution, whether received via check or wire, in a non-interest bearing suspense account while we try to obtain this information. If we are unable to obtain all of the information we require within five business days after we receive an incomplete application or form, we will inform the financial professional submitting the application on your behalf. We will then return the contribution to you unless you or your financial professional on your behalf, specifically direct us to keep your contribution until we receive the required information. The contribution will be applied as of the date we receive the missing information.

Our “business day” is generally any day the New York Stock Exchange is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the SEC. We may also close early due to such emergency conditions. For more information about our business day and our pricing of transactions, please see “Dates and prices at which contract events occur.”

18

As described later in this Prospectus, we deduct guaranteed benefit and annual administrative charges from your account value on your contract date anniversary. If you elected the Guaranteed minimum income benefit, you can only exercise the benefit during the 30 day period following your contract date anniversary. Therefore, if your account value is not sufficient to pay fees on your next contract date anniversary, your contract will terminate without value and you will not have an opportunity to exercise your Guaranteed minimum income benefit unless the no lapse guarantee provision under your contract is still in effect. See “Effect of your account value falling to zero” in “Determining your contract’s value” later in this Prospectus.

What are your investment options under the contract?

You can choose from among the variable investment options, the guaranteed interest option, the fixed maturity options, and the account for special dollar cost averaging. If you elect the Guaranteed withdrawal benefit for life or the 100% Principal guarantee benefit, your investment options will be limited to the guaranteed interest option, the account for special dollar cost averaging and the following variable investment options: the EQ/Aggressive Allocation Portfolio, the EQ/Conservative Allocation Portfolio, the EQ/Conservative-Plus Allocation Portfolio, the EQ/Moderate Allocation Portfolio, the EQ/Moderate-Plus Allocation Portfolio, the EQ/Franklin Templeton Allocation Managed Volatility Portfolio, the EQ/AB Short Duration Government Bond Portfolio and the EQ/Equity 500 Index Portfolio (“permitted variable investment options”).

If you elect the 125% Principal guarantee benefit, your investment options will be limited to the guaranteed interest option, the account for special dollar cost averaging, the EQ/Moderate Allocation Portfolio, the EQ/AB Short Duration Government Bond Portfolio and the EQ/Equity 500 Index Portfolio.

Please note that the account for special dollar cost averaging is available to Accumulator® and Accumulator® EliteSM contract owners only.

Variable investment options

Your investment results in any one of the variable investment options will depend on the investment performance of the underlying portfolios. You can lose your principal when investing in the variable investment options. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields, including for the EQ/Money Market variable investment option. Listed below are the currently available Portfolios, their investment objectives and their advisers. We may, at any time, exercise our rights to limit or terminate your contributions, allocations and transfers to any of the variable investment options and to limit the number of variable investment options which you may elect.

19

Portfolios of the Trusts

We offer affiliated Trusts, which in turn offer one or more Portfolios. Equitable Investment Management Group, LLC (“Equitable IMG”), formerly AXA Equitable Funds Management Group, LLC, a wholly owned subsidiary of the Company, serves as the investment adviser of the Portfolios of EQ Premier VIP Trust and EQ Advisors Trust. For some Portfolios, Equitable IMG has entered into sub-advisory agreements with one or more other investment advisers (the “sub-advisers”) to carry out investment decisions for the Portfolios. As such, among other responsibilities, Equitable IMG oversees the activities of the sub-advisers and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the sub-adviser(s) for each Portfolio, if any. The chart below also shows the currently available Portfolios and their investment objectives.

You should be aware that Equitable Advisors and Equitable Distributors, LLC (“Equitable Distributors”), (together, the “Distributors”) directly or indirectly receive 12b-1 fees from the Portfolios for providing certain distribution and/or shareholder support services. These fees will not exceed 0.25% of the Portfolios’ average daily net assets. The Portfolios’ sub-advisers and/or their affiliates may also contribute to the cost of expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the sub-advisers’ respective Portfolios. In addition, Equitable IMG receives management fees and administrative fees in connection with the services it provides to the Portfolios.

As a contract owner, you may bear the costs of some or all of these fees and payments through your indirect investment in the Portfolios. (See the Portfolios’ prospectuses for more information.) These fees and payments, as well as the Portfolios’ investment management fees and administrative expenses, will reduce the underlying Portfolios’ investment returns. The Company and/or its affiliates may profit from these fees and payments. The Company considers the availability of these fees and payment arrangements during the selection process for the underlying Portfolios. These fees and payment arrangements may create an incentive for us to select Portfolios (and classes of shares of Portfolios) that pay us higher amounts.

Some Portfolios invest in other affiliated Portfolios (the “EQ Fund of Fund Portfolios”). The EQ Fund of Fund Portfolios offer contract owners a convenient opportunity to invest in other Portfolios that are managed and have been selected for inclusion in the EQ Fund of Fund Portfolios by Equitable IMG. Equitable Advisors, an affiliated broker-dealer of the Company, may promote the benefits of such Portfolios to contract owners and/or suggest that contract owners consider whether allocating some or all of their account value to such Portfolios is consistent with their desired investment objectives. In doing so, the Company, and/or its affiliates, may be subject to conflicts of interest insofar as the Company may derive greater revenues from the EQ Fund of Fund Portfolios than certain other Portfolios available to you under your contract. Please see “Allocating your contributions” later in this section for more information about your role in managing your allocations.

As described in more detail in Portfolio prospectuses, the EQ Managed Volatility Portfolios may utilize a proprietary volatility management strategy developed by Equitable IMG (the “EQ volatility management strategy”), and, in addition, certain EQ Fund of Fund Portfolios may invest in affiliated Portfolios that utilize this strategy. The EQ volatility management strategy employs various volatility management techniques, such as the use of ETFs or futures and options, to reduce the Portfolio’s equity exposure during periods when certain market indicators indicate that market volatility is above specific thresholds set for the Portfolio. When market volatility is increasing above the specific thresholds set for a Portfolio utilizing the EQ volatility management strategy, the adviser of the Portfolio may reduce equity exposure. Although this strategy is intended to reduce the overall risk of investing in the Portfolio, it may not effectively protect the Portfolio from market declines and may increase its losses. Further, during such times, the Portfolio’s exposure to equity securities may be less than that of a traditional equity portfolio. This may limit the Portfolio’s participation in market gains and result in periods of underperformance, including those periods when the specified benchmark index is appreciating, but market volatility is high. It may also impact the value of certain guaranteed benefits, as discussed below.

The EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ Fund of Fund Portfolios that invest in Portfolios that use the EQ volatility management strategy, are identified below in the chart by a “✓“ under the column entitled “Volatility Management.”

Portfolios that utilize the EQ volatility management strategy (or, in the case of certain EQ Fund of Fund Portfolios, invest in other Portfolios that use the EQ volatility management strategy) are designed to reduce the overall volatility of your account value and provide you with risk-adjusted returns over time. The reduction in volatility helps us manage the risks associated with providing guaranteed benefits during times of high volatility in the equity market. During rising markets, the EQ volatility management strategy, however, could result in your account value rising less than would have been the case had you been invested in a Portfolio that does not utilize the EQ volatility management strategy (or, in the case of the EQ Fund of Fund Portfolios, invest exclusively in other Portfolios that do not use the EQ volatility management strategy). This may effectively suppress the value of guaranteed benefit(s) that are eligible for periodic benefit base resets because your benefit base is available for resets only when your account value is higher. Conversely, investing in investment options that feature a managed-volatility strategy may be helpful in a declining market when high market volatility triggers a reduction in the investment option’s equity exposure because during these periods of high volatility, the risk of losses from investing in equity securities may increase. In these instances, your account value may decline less than would have been the case had you not been invested in investment options that feature a volatility management strategy.

20

Please see the underlying Portfolio prospectuses for more information in general, as well as more information about the EQ volatility management strategy. Please further note that certain other Portfolios may utilize volatility management techniques that differ from the EQ volatility management strategy. Such techniques could also impact your account value and guaranteed benefit(s), if any, in the same manner described above. Please see the Portfolio prospectuses for more information about the Portfolios’ objective and strategies.

Asset Transfer Program.  Portfolio allocations in certain of our variable annuity contracts with guaranteed benefits are subject to our Asset Transfer Program (ATP) feature. The ATP helps us manage our financial exposure in connection with providing certain guaranteed benefits, by using predetermined mathematical formulas to move account value between the EQ/Ultra Conservative Strategy Portfolio (an investment option utilized solely by the ATP) and the other Portfolios offered under those contracts. You should be aware that operation of the predetermined mathematical formulas underpinning the ATP has the potential to adversely impact the Portfolios, including their performance, risk profile and expenses. This means that Portfolio investments in contracts with no ATP feature, such as yours, could still be adversely impacted. Particularly during times of high market volatility, if the ATP triggers substantial asset flows into and out of a Portfolio, it could have the following effects on all contract owners invested in that Portfolio:

(a)

By requiring a Portfolio sub-adviser to buy and sell large amounts of securities at inopportune times, a Portfolio’s investment performance and the ability of the sub-adviser to fully implement the Portfolio’s investment strategy could be negatively affected; and

(b)

By generating higher turnover in its securities or other assets than it would have experienced without being impacted by the ATP, a Portfolio could incur higher operating expense ratios and transaction costs than comparable funds. In addition, even Portfolios structured as funds-of-funds that are not available for investment by contract owners who are subject to the ATP could also be impacted by the ATP if those Portfolios invest in underlying funds that are themselves subject to significant asset turnover caused by the ATP. Because the ATP formulas generate unique results for each contract, not all contract owners who are subject to the ATP will be affected by operation of the ATP in the same way. On any particular day on which the ATP is activated, some contract owners may have a portion of their account value transferred to the EQ/Ultra Conservative Strategy Portfolio investment option and others may not. If the ATP causes significant transfers of total account value out of one or more Portfolios, any resulting negative effect on the performance of those Portfolios will be experienced to a greater extent by a contract owner (with or without the ATP) invested in those Portfolios whose account value was not subject to the transfers.

EQ Premier VIP Trust(1) Class B Shares Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
EQ/AGGRESSIVE ALLOCATION	Seeks to achieve long-term capital appreciation.	• Equitable Investment Management Group, LLC	✓
EQ/CONSERVATIVE ALLOCATION	Seeks to achieve a high level of current income.	• Equitable Investment Management Group, LLC	✓
EQ/CONSERVATIVE-PLUS ALLOCATION	Seeks current income and growth of capital, with a greater emphasis on current income.	• Equitable Investment Management Group, LLC	✓
EQ/MODERATE ALLOCATION	Seeks to achieve long-term capital appreciation and current income.	• Equitable Investment Management Group, LLC	✓
EQ/MODERATE-PLUS ALLOCATION	Seeks to achieve long-term capital appreciation and current income, with a greater emphasis on capital appreciation.	• Equitable Investment Management Group, LLC	✓

EQ Advisors Trust Class IB Shares Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
1290 VT GAMCO MERGERS & ACQUISITIONS	Seeks to achieve capital appreciation.	• Equitable Investment Management Group, LLC • GAMCO Asset Management, Inc.
1290 VT GAMCO SMALL COMPANY VALUE	Seeks to maximize capital appreciation.	• Equitable Investment Management Group, LLC • GAMCO Asset Management, Inc.

21

EQ Advisors Trust Class IB Shares Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
1290 VT SMARTBETA EQUITY*(2)	Seeks to achieve long-term capital appreciation.	• AXA Rosenberg Investment Management, LLC • Equitable Investment Management Group, LLC
1290 VT SOCIALLY RESPONSIBLE	Seeks to achieve long-term capital appreciation.	• BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC
EQ/400 MANAGED VOLATILITY	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• AllianceBernstein L.P. • BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC	✓
EQ/2000 MANAGED VOLATILITY	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• AllianceBernstein L.P. • BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC	✓
EQ/AB SHORT DURATION GOVERNMENT BOND	Seeks to achieve a balance of current income and capital appreciation, consistent with a prudent level of risk.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC
EQ/AB SMALL CAP GROWTH	Seeks to achieve long-term growth of capital.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC
EQ/AGGRESSIVE GROWTH STRATEGY*(3)	Seeks long-term capital appreciation and current income, with a greater emphasis on capital appreciation.	• Equitable Investment Management Group, LLC	✓
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	Seeks to achieve capital appreciation, which may occasionally be short-term, with an emphasis on risk adjusted returns and managing volatility in the Portfolio.	• BlackRock Investment Management, LLC • ClearBridge Investments, LLC • Equitable Investment Management Group, LLC	✓
EQ/COMMON STOCK INDEX	Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 3000® Index, including reinvestment of dividends, at a risk level consistent with that of the Russell 3000® Index.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC
EQ/CORE BOND INDEX	Seeks to achieve a total return before expenses that approximates the total return performance of the Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index, including reinvestment of dividends, at a risk level consistent with that of the Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index.	• Equitable Investment Management Group, LLC • SSgA Funds Management, Inc.

22

EQ Advisors Trust Class IB Shares Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
EQ/EQUITY 500 INDEX	Seeks to achieve a total return before expenses that approximates the total return performance of the Standard & Poor’s 500® Composite Stock Index, including reinvestment of dividends, at a risk level consistent with that of the Standard & Poor’s 500® Composite Stock Index.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC
EQ/FRANKLIN BALANCED MANAGED VOLATILITY	Seeks to maximize income while maintaining prospects for capital appreciation with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC • Franklin Advisers, Inc.	✓
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	Seeks to achieve long-term total return with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC • Franklin Advisers, Inc.	✓
EQ/GLOBAL EQUITY MANAGED VOLATILITY	Seeks to achieve long-term capital appreciation with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC • Invesco Advisers, Inc. • Morgan Stanley Investment Management Inc.	✓
EQ/INTERMEDIATE GOVERNMENT BOND	Seeks to achieve a total return before expenses that approximates the total return performance of the Bloomberg Barclays U.S. Intermediate Government Bond Index, including reinvestment of dividends, at a risk level consistent with that of the Bloomberg Barclays U.S. Intermediate Government Bond Index.	• Equitable Investment Management Group, LLC • SSgA Funds Management, Inc.
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

•   BlackRock Investment Management, LLC

•   EARNEST Partners, LLC

•   Equitable Investment Management Group, LLC

•   Federated Global Investment Management Corp.

•   Massachusetts Financial Services Company d/b/a MFS Investment Management

✓

23

EQ Advisors Trust Class IB Shares Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
EQ/INTERNATIONAL EQUITY INDEX	Seeks to achieve a total return (before expenses) that approximates the total return performance of a composite index comprised of 40% DJ Euro STOXX 50 Index, 25% FTSE 100 Index, 25% TOPIX Index, and 10% S&P/ASX 200 Index, including reinvestment of dividends, at a risk level consistent with that of the composite index.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	Seeks to provide current income and long-term growth of income, accompanied by growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC • Harris Associates L.P.	✓
EQ/JANUS ENTERPRISE	Seeks to achieve capital growth.	• Equitable Investment Management Group, LLC • Janus Capital Management LLC
EQ/LARGE CAP CORE MANAGED VOLATILITY	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• BlackRock Investment Management, LLC • Capital International, Inc. • Equitable Investment Management Group, LLC • Thornburg Investment Management, Inc. • Vaughn Nelson Investment Management	✓
EQ/LARGE CAP GROWTH INDEX	Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 1000® Growth Index, including reinvestment of dividends at a risk level consistent with the Russell 1000® Growth Index.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	Seeks to provide long-term capital growth with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

•   BlackRock Investment Management, LLC

•   Equitable Investment Management Group, LLC

•   HS Management Partners, LLC

•   Loomis, Sayles & Company, L.P.

•   Polen Capital Management, LLC

•   T. Rowe Price Associates, Inc.

✓

24

EQ Advisors Trust Class IB Shares Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
EQ/LARGE CAP VALUE INDEX	Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 1000® Value Index, including reinvestment of dividends, at a risk level consistent with that of the Russell 1000® Value Index.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC
EQ/LARGE CAP VALUE MANAGED VOLATILITY	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• AllianceBernstein L.P. • BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC • Massachusetts Financial Services Company d/b/a MFS Investment Management	✓
EQ/MID CAP INDEX	Seeks to achieve a total return before expenses that approximates the total return performance of the Standard & Poor’s MidCap 400® Index, including reinvestment of dividends, at a risk level consistent with that of the Standard & Poor’s MidCap 400® Index.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC
EQ/MID CAP VALUE MANAGED VOLATILITY	Seeks to achieve long-term capital appreciation with an emphasis on risk adjusted returns and managing volatility in the Portfolio.	• BlackRock Investment Management, LLC • Diamond Hill Capital Management, Inc. • Equitable Investment Management Group, LLC • Wellington Management Company, LLP	✓
EQ/MONEY MARKET(†)	Seeks to obtain a high level of current income, preserve its assets and maintain liquidity.	• BNY Mellon Investment Adviser, Inc. • Equitable Investment Management Group, LLC
EQ/QUALITY BOND PLUS	Seeks to achieve high current income consistent with moderate risk to capital.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC • Pacific Investment Management Company LLC
EQ/SMALL COMPANY INDEX	Seeks to replicate as closely as possible (before expenses) the total return of the Russell 2000® Index.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC

25

EQ Advisors Trust Class IB Shares Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
MULTIMANAGER TECHNOLOGY	Seeks to achieve long-term growth of capital.	• AllianceBernstein L.P. • Allianz Global Investors U.S. LLC • Equitable Investment Management Group, LLC • Wellington Management Company, LLP
(+)

The Portfolio operates as a “government money market fund.” The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.

(1)	Formerly known as AXA Premier VIP Trust.
(*)

This information reflects the merger of variable investment options. The chart below reflects the acquired variable investment which may continue to be used in certain documents for a period of time after the date of this prospectus, and the acquiring variable investment option. The number in the “FN” column corresponds with the number contained in the table above.

FN	Acquired Variable Investment Option	Acquiring Variable Investment Option
(2)	EQ/Templeton Global Equity Managed Volatility	1290 VT SmartBeta Equity
(3)	EQ/Franklin Templeton Allocation Managed Volatility	EQ/Aggressive Growth Strategy

You should consider the investment objectives, risks, and charges and expenses of the Portfolios carefully before investing. The prospectuses for the Trusts contain this and other important information about the Portfolios. The prospectuses should be read carefully before investing. In order to obtain copies of Trust prospectuses that do not accompany this prospectus, you may call one of our customer service representatives at 1-800-789-7771.

26

Guaranteed interest option

The guaranteed interest option is part of our general account and pays interest at guaranteed rates. We discuss our general account under “More information” later in this Prospectus.

We assign an interest rate to each amount allocated to the guaranteed interest option. This rate is guaranteed for a specified period. Therefore, different interest rates may apply to different amounts in the guaranteed interest option.

We credit interest daily to amounts in the guaranteed interest option. There are three levels of interest in effect at the same time in the guaranteed interest option:

(1)	the minimum interest rate guaranteed over the life of the contract,

(2)	the yearly guaranteed interest rate for the calendar year, and

(3)	the current interest rate.

We set current interest rates periodically based upon our discretion and according to our procedures that we have in effect at the time. We reserve the right to change these procedures. All interest rates are effective annual rates, but before deduction of annual administrative charges, any withdrawal charges (if applicable under your Accumulator®  Series contract) and any optional benefit charges. See Appendix VII later in this Prospectus for state variations.

Depending on the state where your contract is issued, your lifetime minimum rate ranges from 1.00% to 3.00%. The data page for your contract shows the lifetime minimum rate. Check with your financial professional as to which rate applies in your state. The minimum yearly rate will never be less than the lifetime minimum rate. The minimum yearly rate for 2020 is 1.00%. Current interest rates will never be less than the yearly guaranteed interest rate.

Generally, contributions and transfers into and out of the guaranteed interest option are limited. See “Transferring your money among the investment options” later in this Prospectus for restrictions on transfers to and from the guaranteed interest option.

If you elected a guaranteed benefit that provides a 6% roll-up, an allocation to the guaranteed interest option will effectively reduce the growth rate of your guaranteed benefits because the Roll-up to age 85 benefit base rolls up at 3% with respect to amounts allocated to the guaranteed interest rate option. For more information, see “Guaranteed minimum death benefit and Guaranteed minimum income benefit base” in “Contract features and benefits” and “Our administrative procedures for calculating your Roll-up benefit base following a transfer” in “Transferring your money among investment options” later in this Prospectus.

Fixed maturity options

We may offer fixed maturity options with maturity dates ranging from one to ten years. Also, we reserve the right to discontinue offering fixed maturity options at any time. We will not accept allocations to a fixed maturity option if on the date the contribution or transfer is to be applied the rate to maturity is 3%. This means that, at any given time, we may not offer fixed maturity options with all ten possible maturity dates. You can allocate your contributions to one or more of these fixed maturity options, however, you may not have more than twelve different maturities running during any contract year. This limit includes any maturities that have had any allocation or transfers even if the entire amount is withdrawn or transferred during the contract year. These amounts become part of a non-unitized separate account. Interest is earned at a guaranteed rate we set for each fixed maturity option, based on our discretion and according to our procedures (“rate to maturity”). The total amount you allocate to and accumulate in each fixed maturity option is called the “fixed maturity amount.” The fixed maturity options are not available in all states. Check with your financial professional or see Appendix VII later in this Prospectus to see if fixed maturity options are available in your state.

Fixed maturity options generally range from one to ten years to maturity.

On the maturity date of a fixed maturity option your fixed maturity amount, assuming you have not made any withdrawals or transfers, will equal your contribution to that fixed maturity option plus interest, at the rate to maturity for that contribution, to the date of the calculation. This is the fixed maturity option’s “maturity value.” Before maturity, the current value we will report for your fixed maturity amounts will reflect a market value adjustment. Your current value will reflect the market value adjustment that we would make if you were to withdraw all of your fixed maturity amounts on the date of the report. We call this your “market adjusted amount.”

If you elected a guaranteed benefit that provides a 6% roll-up, an allocation to a fixed maturity option will effectively reduce the growth rate of your guaranteed benefits because the Roll-up to age 85 benefit base rolls up at 3% with respect to amounts allocated to a fixed maturity rate option. For more information, see “Guaranteed minimum death benefit and Guaranteed minimum income benefit base” in “Contract features and benefits” and “Our administrative procedures for calculating your Roll-up benefit base following a transfer” in “Transferring your money among investment options” later in this Prospectus.

Fixed maturity options and maturity dates.  We may offer fixed maturity options with maturity dates ranging from one to ten years. Not all of these fixed maturity options will be available for owner and annuitant ages 76 and older. See “Allocating your contributions” below.

Each new contribution is applied to a new fixed maturity option. When you apply for an Accumulator® Series contract, a 60-day rate lock-in will apply from the date the application is signed. Any contributions received and designated for a fixed maturity option during this period will receive the then

27

current fixed maturity option rate or the rate that was in effect on the date that the application was signed, whichever is greater. There is no rate lock available for subsequent contributions to the contract after 60 days, transfers from any of the variable investment options or the guaranteed interest option into a fixed maturity option or transfers from one fixed maturity option to another.

Your choices at the maturity date.  We will notify you between 15 and 45 days before each of your fixed maturity options is scheduled to mature. At that time, you may choose to have one of the following take place on the maturity date, as long as none of the restrictive conditions listed below in “Allocating your contributions” would apply:

(a)	transfer the maturity value into another available fixed maturity option, one or more of the variable investment options or the guaranteed interest option; or

(b)	withdraw the maturity value (for all contracts except Accumulator® SelectSM, there may be a withdrawal charge).

If we do not receive your choice on or before the fixed maturity option’s maturity date, we will automatically transfer your maturity value into the shortest available maturity option beginning on that date. As of February 18, 2020, the next available maturity date was February 18, 2030. If no fixed maturity options are available, we will transfer your maturity value to the EQ/Money Market option.

Market value adjustment.  If you make any withdrawals (including transfers, surrender of your contract, or when we make deductions for charges) from a fixed maturity option before it matures we will make a market value adjustment, which will increase or decrease any fixed maturity amount you have in that fixed maturity option. A market value adjustment will also apply if amounts in a fixed maturity option are used to purchase any annuity payment option prior to the maturity date and may apply on payment of a death benefit. The market value adjustment, positive or negative, resulting from a withdrawal or transfer (including a deduction for charges) of a portion of the amount in the fixed maturity option will be a percentage of the market value adjustment that would apply if you were to withdraw the entire amount in that fixed maturity option. The market value adjustment applies to the amount remaining in a fixed maturity option and does not reduce the actual amount of a withdrawal. The amount applied to an annuity payout option will reflect the application of any applicable market value adjustment (either positive or negative). We only apply a positive market value adjustment to the amount in the fixed maturity option when calculating any death benefit proceeds under your contract. The amount of the adjustment will depend on two factors:

(a)

the difference between the rate to maturity that applies to the amount being withdrawn and the rate we have in effect at that time for new fixed maturity options (adjusted to reflect a similar maturity date), and

(b)	the length of time remaining until the maturity date.

If fixed maturity option interest rates rise from the time that you originally allocate an amount to a fixed maturity option to the time that you take a withdrawal, the market value adjustment will be negative. Likewise, if fixed maturity option interest rates drop at the end of that time, the market value adjustment will be positive. Also, the amount of the market value adjustment, either up or down, will be greater the longer the time remaining until the fixed maturity option’s maturity date. Therefore, it is possible that the market value adjustment could greatly reduce your value in the fixed maturity options, particularly in the fixed maturity options with later maturity dates.

We provide an illustration of the market adjusted amount of specified maturity values, an explanation of how we calculate the market value adjustment, and information concerning our general account and investments purchased with amounts allocated to the fixed maturity options, in “More information” later in this Prospectus. Appendix III at the end of this Prospectus provides an example of how the market value adjustment is calculated.

Account for special dollar cost averaging

(This section only applies to Accumulator® and Accumulator® EliteSM contracts.)

The account for special dollar cost averaging is part of our general account. We pay interest at guaranteed rates in this account. We will credit interest to the amounts that you have in the account for special dollar cost averaging every day. We set the interest rates periodically based on our discretion and according to procedures that we have. We reserve the right to change these procedures.

We guarantee to pay our current interest rate that is in effect on the date that your contribution is allocated to this account. Your guaranteed interest rate for the time period you select will be shown in your contract for an initial contribution. The rate will never be less than the lifetime minimum rate for the guaranteed interest option. See “Allocating your contributions” below for rules and restrictions that apply to the special dollar cost averaging program.

Allocating your contributions

You may choose between self-directed and dollar cost averaging to allocate your contributions under your contract. Subsequent contributions are allocated according to instructions on file unless you provide new instructions.

The contract is between you and the Company. The contract is not an investment advisory account, and the Company is not providing any investment advice or managing the allocations under your contract. In the absence of a specific written arrangement to the contrary, you, as the owner of the contract, have the sole authority to make investment allocations and other decisions under the contract. If your financial professional is with Equitable Advisors, he or she is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage

28

the allocations under your contract. If your financial professional is a registered representative with a broker-dealer other than Equitable Advisors, you should speak with him/her regarding any different arrangements that may apply.

Self-directed allocation

You may allocate your contributions to one or more, or all, of the variable investment options, the guaranteed interest option (subject to restrictions in certain states-see Appendix VII later in this Prospectus for state variations) and fixed maturity options. Allocations must be in whole percentages and you may change your allocations at any time. For Accumulator® PlusSM, Accumulator® EliteSM and Accumulator® SelectSM contract owners, no more than 25% of any contribution may be allocated to the guaranteed interest option. The total of your allocations into all available investment options must equal 100%. We reserve the right to restrict allocations to any variable investment option. If an owner or annuitant is age 76-80, you may allocate contributions to fixed maturity options with maturities of seven years or less. If an owner or annuitant is age 81 or older, you may allocate contributions to fixed maturity options with maturities of five years or less. Also, you may not allocate amounts to fixed maturity options with maturity dates that are later than the date annuity payments are to begin.

Dollar cost averaging

We offer a variety of dollar cost averaging programs. You may only participate in one program at a time. Each program allows you to gradually allocate amounts to available investment options by periodically transferring approximately the same dollar amount to the investment options you select. Regular allocations to the variable investment options will cause you to purchase more units if the unit value is low and fewer units if the unit value is high. Therefore, you may get a lower average cost per unit over the long term. These plans of investing, however, do not guarantee that you will earn a profit or be protected against losses. You may not make transfers to the fixed maturity options or the guaranteed interest option.

Units measure your value in each variable investment option.

Special dollar cost averaging program.  The special dollar cost averaging program is only available to Accumulator® and Accumulator® EliteSM contract owners. Under the program, you may choose to allocate all or a portion of any eligible contribution to the account for special dollar cost averaging. Contributions into the account for special dollar cost averaging may not be transfers from other investment options. Your initial allocation to any special dollar cost averaging program time period must be at least $2,000 and any subsequent contribution to that same time period must be at least $250. You may only have one time period in effect at any time and once you select a time period, you may not change it. In Pennsylvania, we refer to this program as “enhanced rate dollar cost averaging.”

You may have your account value transferred to any of the variable investment options available under your contract. Only the permitted variable investment options are available if you elect the Guaranteed withdrawal benefit for life or the 100% Principal guarantee benefit. Only the EQ/Moderate Allocation Portfolio is available if you elect the 125% Principal guarantee benefit. We will transfer amounts from the account for special dollar cost averaging into the variable investment options over an available time period that you select. We offer time periods of 3, 6 or 12 months, during which you will receive an enhanced interest rate. We may also offer other time periods. Your financial professional can provide information on the time periods and interest rates currently available in your state, or you may contact our processing office. If the special dollar cost averaging program is selected at the time of application to purchase the Accumulator® Series contract, a 60 day rate lock will apply from the date of application. Any contribution(s) received during this 60 day period will be credited with the interest rate offered on the date of application for the remainder of the time period selected at application. Any contribution(s) received after the 60 day rate lock period has ended will be credited with the then current interest rate for the remainder of the time period selected at application. Contribution(s) made to a special dollar cost averaging program selected after the Accumulator® Series contract has been issued will be credited with the then current interest rate on the date the contribution is received by the Company for the time period initially selected by you. Once the time period you selected has run, you may then select another time period for future contributions. At that time, you may also select a different allocation for transfers to the variable investment options, or, if you wish, we will continue to use the selection that you have previously made. Currently, your account value will be transferred from the account for special dollar cost averaging into the variable investment options on a monthly basis. We may offer this program in the future with transfers on a different basis.

We will transfer all amounts out of the account for special dollar cost averaging by the end of the chosen time period. The transfer date will be the same day of the month as the contract date, but not later than the 28th day of the month. For a special dollar cost averaging program selected after application, the first transfer date and each subsequent transfer date for the time period selected will be one month from the date the first contribution is made into the special dollar cost averaging program, but not later than the 28th day of the month.

If you choose to allocate only a portion of an eligible contribution to the account for special dollar cost averaging, the remaining balance of that contribution will be allocated to the variable investment options, guaranteed interest option or fixed maturity options according to your instructions.

The only transfers that will be made from the account for special dollar cost averaging are your regularly scheduled transfers to the variable investment options. No amounts may be transferred from the account for special dollar cost

29

averaging to the guaranteed interest option or the fixed maturity options. If you request to transfer or withdraw any other amounts from the account for special dollar averaging, we will transfer all of the value that you have remaining in the account for special dollar cost averaging to the investment options according to the allocation percentages for special dollar cost averaging we have on file for you. You may ask us to cancel your participation at any time. We may, at any time, exercise our right to terminate transfers to any of the variable investment options and to limit the number of variable investment options which you may elect.

General dollar cost averaging program.  If your value in the EQ/Money Market option is at least $5,000, you may choose, at any time, to have a specified dollar amount or percentage of your value transferred from that option to the other variable investment options. Please see Appendix VII for more information on state availability or certain restrictions in your state.

You can select to have transfers made on a monthly, quarterly or annual basis. The transfer date will be the same calendar day of the month as the contract date, but not later than the 28th day of the month. You can also specify the number of transfers or instruct us to continue making the transfers until all amounts in the EQ/Money Market option have been transferred out. The minimum amount that we will transfer each time is $250.

If, on any transfer date, your value in the EQ/Money Market option is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred. The general dollar cost averaging program will then end. You may change the transfer amount once each contract year or cancel this program at any time.

We may, at any time, exercise our right to terminate transfers to any of the variable investment options and to limit the number of variable investment options which you may elect.

If you are participating in a Principal guarantee benefit, the general dollar cost averaging program is not available.

If you elect the Guaranteed withdrawal benefit for life, general dollar cost averaging is not available.

12 month dollar cost averaging program.  The 12 month dollar cost averaging program is only available to Accumulator® SelectSM contract owners. You may dollar cost average from the EQ/Money Market option into any of the other variable investment options. You may elect to participate in the 12 month dollar cost averaging program at any time subject to the age limitation on contributions described earlier in this Prospectus. Contributions into the account for 12 month dollar cost averaging may not be transfers from other investment options. You must allocate your entire initial contribution into the EQ/Money Market option if you are selecting the 12 month dollar cost averaging program at application to purchase an Accumulator® SelectSM contract; thereafter, initial allocations to any new 12 month dollar cost averaging program time period must be at least $2,000 and any subsequent contribution to that same time period must be at least $250. You may only have one time period in effect at any time. We will transfer your value in the EQ/Money Market option into the other variable investment options that you select over the next 12 months or such other period we may offer. Once the time period then in effect has run, you may then select to participate in the dollar cost averaging program for an additional time period. At that time, you may also select a different allocation for transfers to the variable investment options, or, if you wish, we will continue to use the selection that you have previously made.

Currently, the transfer date will be the same day of the month as the contract date, but not later than the 28th. For a 12 month dollar cost averaging program selected after application, the first transfer date and each subsequent transfer date for the time period selected will be one month from the date the first contribution is made into the 12 month dollar cost averaging program, but not later than the 28th of the month. All amounts will be transferred out by the end of the time period then in effect. Under this program we will not deduct the mortality and expense risks, administrative, and distribution charges from assets in the EQ/Money Market option.

You may not transfer amounts to the EQ/Money Market option established for this program that are not part of the 12 month dollar cost averaging program. The only amounts that should be transferred from the EQ/Money Market option are your regularly scheduled transfers to the other variable investment options. If you request to transfer or withdraw any other amounts from the EQ/Money Market option, we will transfer all of the value that you have remaining in the account for 12 month dollar cost averaging to the investment options according to the allocation percentages we have on file for you. You may ask us to cancel your participation at any time.

You may not participate in the 12 month dollar cost averaging program if you elect the Guaranteed withdrawal benefit for life or a Principal guarantee benefit.

Investment simplifier

Fixed-dollar option.  Under this option you may elect to have a fixed-dollar amount transferred out of the guaranteed interest option and into the variable investment options of your choice. Only the permitted variable investment options are available if you elect the Guaranteed withdrawal benefit for life or the 100% Principal guarantee benefit. Only the EQ/Moderate Allocation Portfolio is available if you elect the 125% Principal guarantee benefit. Transfers may be made on a monthly, quarterly or annual basis. You can specify the number of transfers or instruct us to continue to make transfers until all available amounts in the guaranteed interest option have been transferred out.

In order to elect the fixed-dollar option, you must have a minimum of $5,000 in the guaranteed interest option on the date we receive your election form at our processing office.

30

The transfer date will be the same calendar day of the month as the contract date but not later than the 28th day of the month. The minimum transfer amount is $50. Unlike the account for special dollar cost averaging (available in Accumulator® and Accumulator® EliteSM contracts only), the fixed dollar option does not offer enhanced rates. Also, this option is subject to the guaranteed interest option transfer limitations described under “Transferring your account value” in “Transferring your money among investment options” later in this Prospectus. While the program is running, any transfer that exceeds those limitations will cause the program to end for that contract year. You will be notified. You must send in a request form to resume the program in the next or subsequent contract years.

If, on any transfer date, your value in the guaranteed interest option is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred, and the program will end. You may change the transfer amount once each contract year or cancel this program at any time. We may, at any time, exercise our right to terminate transfers to any of the variable investment options and to limit the number of variable investment options which you may elect.

Interest sweep option.  Under this option, you may elect to have monthly transfers from amounts in the guaranteed interest option into the variable investment options of your choice. Only the permitted variable investment options are available if you elect the Guaranteed withdrawal benefit for life or the 100% Principal guarantee benefit. Only the EQ/Moderate Allocation Portfolio is available if you elect the 125% Principal guarantee benefit. The transfer date will be the last business day of the month. The amount we will transfer will be the interest credited to amounts you have in the guaranteed interest option from the last business day of the prior month to the last business day of the current month. You must have at least $7,500 in the guaranteed interest option on the date we receive your election. We will automatically cancel the interest sweep program if the amount in the guaranteed interest option is less than $7,500 on the last day of the month for two months in a row. For the interest sweep option, the first monthly transfer will occur on the last business day of the month following the month that we receive your election form at our processing office. We may, at any time, exercise our right to terminate transfers to any of the variable investment options and to limit the number of variable investment options which you may elect.

You may not participate in any dollar cost averaging program if you are participating in the Option II rebalancing program. Under the Option I rebalancing program, you may participate in any of the dollar cost averaging programs except general dollar cost averaging, and for Accumulator® SelectSM contract owners, the 12 month dollar cost averaging program. You may only participate in one dollar cost averaging program at a time. See “Transferring your money among investment options” later in this Prospectus. Also, for information on how the dollar cost averaging program you select may affect certain guaranteed benefits, see “Guaranteed minimum death benefit and Guaranteed minimum income benefit base” immediately below.

We do not deduct a transfer charge for any transfer made in connection with our dollar cost averaging and Investment Simplifier programs. Not all dollar cost averaging programs are available in all states. See Appendix VII later in this Prospectus for more information on state availability.

Credits (for Accumulator® PlusSM contracts only)

A credit will also be allocated to your account value at the same time that we allocate your contribution. Credits are allocated to the same investment options based on the same percentages used to allocate your contributions. We do not include credits in calculating any of your benefit bases under the contract, except to the extent that any credits are part of your account value, which is used to calculate the Annual Ratchet benefit bases or a Roll-up benefit base reset.

The amount of the credit will be 4%, 4.5% or 5% of each contribution based on the following breakpoints and rules:

First year total contributions Breakpoints	Credit percentage applied to contributions
Less than $500,000	4%
$500,000-$999,999.99	4.5%
$1 million or more	5%

The percentage of the credit is based on your total first year contributions. If you purchase a Principal guarantee benefit, you may not make additional contributions after the first six months. This credit percentage will be credited to your initial contribution and each additional contribution made in the first contract year (after adjustment as described below), as well as those in the second and later contract years. The credit will apply to additional contributions only to the extent that the sum of that contribution and prior contributions to which no credit was applied exceeds the total withdrawals made from the contract since the issue date.

For example, assume you make an initial contribution of $100,000 to your contract and your account value is credited with $4,000 (4% x $100,000). After that, you decide to withdraw $7,000 from your contract. Later, you make a subsequent contribution of $3,000. You receive no credit on your $3,000 contribution since it does not exceed your total withdrawals ($7,000). Further assume that you make another subsequent contribution of $10,000. At that time, your account value will be credited with $240 [4% x (10,000 + 3,000 – 7,000)].

Although the credit, as adjusted at the end of the first contract year, will be based upon first year total contributions, the following rules affect the percentage with which contributions made in the first contract year are credited during the first contract year:

•	Indication of intent: If you indicate in the application at the time you purchase your contract an intention to make

31

additional contributions to meet one of the breakpoints (the “Expected First Year Contribution Amount”) and your initial contribution is at least 50% of the Expected First Year Contribution Amount, your credit percentage will be as follows:

—

For any contributions resulting in total contributions to date less than or equal to your Expected First Year Contribution Amount, the credit percentage will be the percentage that applies to the Expected First Year Contribution Amount based on the table above.

—

For any subsequent contribution that results in your total contributions to date exceeding your Expected First Year Contribution Amount, such that the credit percentage should have been higher, we will increase the credit percentage applied to that contribution, as well as any prior or subsequent contributions made in the first contract year, accordingly.

—

If at the end of the first contract year your total contributions were lower than your Expected First Year Contribution Amount such that the credit applied should have been lower, we will recover any Excess Credit. The Excess Credit is equal to the difference between the credit that was actually applied based on your Expected First Year Contribution Amount (as applicable) and the credit that should have been applied based on first year total contributions.

—	The “Indication of intent” approach to first year contributions is not available in all states. Please see Appendix VII later in this Prospectus for information on state availability.

•	No indication of intent:

—	For your initial contribution (if available in your state) we will apply the credit percentage based upon the above table.

—

For any subsequent contribution that results in a higher applicable credit percentage (based on total contributions to date), we will increase the credit percentage applied to that contribution, as well as any prior or subsequent contributions made in the first contract year, accordingly.

In addition to the recovery of any Excess Credit, we will recover all of the credit or a portion of the credit in the following situations:

•	If you exercise your right to cancel the contract, we will recover the entire credit made to your contract (see “Your right to cancel within a certain number of days” later in this Prospectus).

•

If you start receiving annuity payments within three years of making any contribution, we will recover the credit that applies to any contribution made within the prior three years. Please see Appendix VII later in this Prospectus for information on state variations.

•

If the owner (or older joint owner, if applicable) dies during the one-year period following our receipt of a contribution to which a credit was applied, we will recover the amount of such credit. For Joint life GWBL contracts, we will only recover the credit if the second owner dies within the one-year period following a contribution.

We will recover any credit on a pro rata basis from the value in your variable investment options and guaranteed interest option. If there is insufficient value or no value in the variable investment options and guaranteed interest option, any additional amount of the withdrawal required or the total amount of the withdrawal will be withdrawn from the fixed maturity options in order of the earliest maturing date(s). A market value adjustment may apply to withdrawals from the fixed maturity options.

We do not consider credits to be contributions for purposes of any discussion in this Prospectus. Credits are also not considered to be part of your investment in the contract for tax purposes.

We use a portion of the mortality and expense risks charge and withdrawal charge to help recover our cost of providing the credit. See “Charges and expenses” later in this Prospectus. The charge associated with the credit may, over time, exceed the sum of the credit and any related earnings. You should consider this possibility before purchasing the contract.

Guaranteed minimum death benefit and Guaranteed minimum income benefit base

This section does not apply if you elect GWBL. For information about the GWBL death benefits and benefit bases, see “Guaranteed withdrawal benefit for life (“GWBL”)” later in this section.

The Guaranteed minimum death benefit base and Guaranteed minimum income benefit base (hereinafter, in this section called your “benefit base”) are used to calculate the Guaranteed minimum income benefit and the death benefits, as described in this section. The benefit base for the Guaranteed minimum income benefit and any enhanced death benefit will be calculated as described below in this section whether these options are elected individually or in combination. Your benefit base is not an account value or a cash value. See also “Guaranteed minimum income benefit option” and “Guaranteed minimum death benefit” below.

Standard death benefit.  Your benefit base is equal to:

•	your initial contribution and any additional contributions to the contract; less

•

a deduction that reflects any withdrawals you make (including any applicable withdrawal charges). The amount of this deduction is described under “How withdrawals affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Principal guarantee benefits” in “Accessing your money” later in this Prospectus. The amount of any withdrawal charge is described under “Withdrawal charge” in

32

“Charges and expenses” later in this Prospectus. Please note that withdrawal charges do not apply to Accumulator® SelectSM contracts.

6% Roll-Up to age 85 (used for the Greater of 6% Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit AND for the Guaranteed minimum income benefit).  Your benefit base is equal to:

•	your initial contribution and any additional contributions to the contract; plus

•	daily roll-up; less

•

a deduction that reflects any withdrawals you make (including any applicable withdrawal charges). The amount of this deduction is described under “How withdrawals affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Principal guarantee benefits” in “Accessing your money” and the section entitled “Charges and expenses” later in this Prospectus. The amount of any withdrawal charge is described under “Withdrawal charge” in “Charges and expenses” later in this Prospectus. Please note that withdrawal charges do not apply to Accumulator® SelectSM contracts.

The effective annual roll-up rate credited to this benefit base is:

•

6% with respect to the variable investment options (including amounts allocated to the account for special dollar cost averaging under Accumulator® and Accumulator® EliteSM contracts but excluding all other amounts allocated to the EQ/Money Market and EQ/Intermediate Government Bond variable investment options and monies allocated to the 12 month dollar cost averaging program under Accumulator® SelectSM); the effective annual rate may be 4% in some states. Please see Appendix VII later in this Prospectus to see what applies in your state; and

•

3% with respect to the EQ/Intermediate Government Bond, EQ/Money Market, the fixed maturity options, the guaranteed interest option and the loan reserve account under Rollover TSA (if applicable). If you elected a guaranteed benefit that provides a 6% roll-up, an allocation to any investment option that rolls up at 3% will effectively reduce the growth rate of your guaranteed benefit. For more information, see “Our administrative procedures for calculating your Roll-up benefit base following a transfer” in “Transferring your money among investment options” later in this Prospectus.

The benefit base stops rolling up on the contract date anniversary following the owner’s (or older joint owner’s, if applicable) 85th birthday. For contracts with non-natural owners, the benefit base stops rolling up on the contract date anniversary following the annuitant’s 85th birthday. However, even after the 6% Roll-Up to age 85 benefit base stops rolling up, any associated enhanced death benefit will remain in effect, and we will continue to deduct the charge for the benefit. If the contract owner subsequently dies while the contract is still in effect, we will pay a death benefit equal to the higher of the account value and the applicable benefit base amount.

Please see “Our administrative procedures for calculating your Roll-Up benefit base following a transfer” later in the Prospectus for more information about how we calculate your Roll-Up benefit base when you transfer account values between investment options with a higher roll-up rate (4-6%) and investment options with a lower roll-up rate (3%).

Annual Ratchet to age 85 (used for the Annual Ratchet to age 85 enhanced death benefit AND the Greater of 6% Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit AND for the Guaranteed minimum income benefit).  If you have not taken a withdrawal from your contract, your benefit base is equal to the greater of either:

•	your initial contribution to the contract (plus any additional contributions),

or

•

your highest account value on any contract date anniversary up to the contract date anniversary following the owner’s (or older joint owner’s, if applicable) 85th birthday (plus any contributions made since the most recent Annual Ratchet).

If you have taken a withdrawal from your contract, your benefit base will be reduced from the amount described above. See “How withdrawals affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Principal guarantee benefits”in “Accessing your money” later in this Prospectus. The amount of any withdrawal charge is described under “Withdrawal charge” in “Charges and expenses” later in this Prospectus. Please note that withdrawal charges do not apply to Accumulator® SelectSM contracts. At any time after a withdrawal, your benefit base is equal to the greater of either:

•	your benefit base immediately following the most recent withdrawal (plus any additional contributions made after the date of such withdrawal),

or

•

your highest account value on any contract date anniversary after the date of the most recent withdrawal, up to the contract date anniversary following the owner’s (or older joint owner’s, if applicable) 85th birthday (plus any contributions made since the most recent Annual Ratchet after the date of such withdrawal).

Your Annual Ratchet to age 85 benefit base is no longer eligible to increase after the contract date anniversary following your 85th birthday. However, any associated enhanced death benefit will remain in effect, and we will continue to deduct the charge for the benefit. If the contract owner subsequently dies while the contract is still in effect, we will pay a death benefit equal to the higher of the account value and the applicable benefit base amount.

33

For contracts with non-natural owners, the last contract date anniversary a ratchet could occur is based on the annuitant’s age.

Greater of 6% Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit AND for the Guaranteed minimum income benefit.  Your benefit base is equal to the greater of the benefit base computed for the 6% Roll-Up to age 85 or the benefit base computed for the Annual Ratchet to age 85, as described immediately above, on each contract date anniversary. For the Guaranteed minimum income benefit, the benefit base is reduced by any applicable withdrawal charge remaining when the option is exercised. For more information, see “Withdrawal charge” in “Charges and expenses” later in this Prospectus. Please note that withdrawal charges do not apply to Accumulator® SelectSM contracts.

In Washington a different roll-up rate applies to the Greater of 6% Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit. See Appendix VII later in this Prospectus.

Guaranteed minimum death benefit/Guaranteed minimum income benefit roll-up benefit base reset.  If both the Guaranteed minimum income benefit AND the Greater of 6% Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit (the “Greater of enhanced death benefit”) are elected, you may reset the Roll-Up benefit base for these guaranteed benefits to equal the account value on any contract date anniversary until the contract date anniversary following age 75, if your contract has an annual reset. If your contract has a five year reset, you may reset the Roll-Up benefit base for these guaranteed benefits to equal the account value on any 5th or later contract date anniversary until the contract date anniversary following age 75. The reset amount would equal the account value as of the contract date anniversary on which you reset your Roll-Up benefit base. The 6% Roll-Up continues to age 85 on any reset benefit base. After the contract date anniversary following your 75th birthday, the “Greater of” GMDB and its associated charge will remain in effect but the Roll-up benefit base will no longer be eligible for resets.

We will notify you, generally in your annual account statement that we issue each year following your contract date anniversary, if the Roll-Up benefit base is eligible to be reset. If eligible, you will have 30 days from your contract date anniversary to request a reset. At any time, you may choose one of the three available reset methods: one-time reset option, automatic annual reset program or automatic customized reset program.

one-time reset option — resets your Roll-Up benefit base on a single contract date anniversary.

automatic annual reset program — automatically resets your Roll-Up benefit base on each contract date anniversary you are eligible for a reset.

automatic customized reset program — automatically resets your Roll-Up benefit base on each contract date anniversary, if eligible, for the period you designate.

If your request to reset your Roll-Up benefit base is received at our processing office more than 30 days after your contract date anniversary, your Roll-Up benefit base will reset on the next contract date anniversary if you are eligible for a reset.

One-time reset requests will be processed as follows:

(i)

if your request is received within 30 days following your contract date anniversary, your Roll-Up benefit base will be reset, if eligible, as of that contract date anniversary. If your benefit base was not eligible for a reset on that contract date anniversary, your one-time reset request will be terminated;

(ii)

if your request is received outside the 30 day period following your contract date anniversary, your Roll-Up benefit base will be reset, if eligible, on the next contract date anniversary. If your benefit base is not eligible for a reset, your one-time reset request will be terminated.

Once your one-time reset request is terminated, you must submit a new request in order to reset your benefit base.

If you wish to cancel your elected reset program, your request must be received by our processing office at least one business day prior to your contract date anniversary to terminate your reset program for such contract date anniversary. Cancellation requests received after this window will be applied the following year. A reset cannot be cancelled after it has occurred. For more information, see “How to reach us” earlier in this Prospectus. Each time you reset the Roll-Up benefit base, your Roll-Up benefit base will not be eligible for another reset until the next contract date anniversary or for five years, depending upon the reset period available under your contract. Please see Appendix VIII later in this Prospectus for more information on the reset feature available under your contract. If after your death your spouse continues the contract and your contract has an annual reset, the benefit base will be eligible to be reset on each contract date anniversary, if applicable. However, if your contract has a five year reset, the benefit base will be eligible to be reset either five years from the contract date or from the last reset date, if applicable. The last age at which the benefit base is eligible to be reset is the contract date anniversary following owner (or older joint owner, if applicable) age 75. For contracts with non-natural owners, reset eligibility is based on the annuitant’s age.

It is important to note that once you have reset your Roll-Up benefit base, a new waiting period to exercise the Guaranteed minimum income benefit will apply from the date of reset; you may not exercise until the tenth contract date anniversary following the reset or, if later, the earliest date you would have been permitted to exercise without regard to the reset. See “Exercise rules” under “Guaranteed minimum income benefit option” below for more information. Please note that in almost all cases, resetting your Roll-Up benefit base will lengthen the exercise waiting period. Also, even when there is no additional charge when you reset

34

your Roll-Up benefit base, the total dollar amount charged on future contract date anniversaries may increase as a result of the reset since the charges may be applied to a higher benefit base than would have been otherwise applied. See “Charges and expenses” in the Prospectus.

If you are a traditional IRA, TSA or QP contract owner, before you reset your Roll-Up benefit base, please consider the effect of the 10-year exercise waiting period on your requirement to take lifetime required minimum distributions with respect to the contract. If you must begin taking lifetime required minimum distributions during the 10-year waiting period, you may want to consider taking the annual lifetime required minimum distribution calculated for the contract from another permissible contract or funding vehicle. If you withdraw the lifetime required minimum distribution from the contract, and the required minimum distribution is more than 6% of the reset benefit base, the withdrawal would cause a pro rata reduction in the benefit base. Alternatively, resetting the benefit base to a larger amount would make it less likely that the required minimum distributions would exceed the 6% threshold. See “Lifetime required minimum distribution withdrawals” and “How withdrawals affect your Guaranteed minimum income benefit and Guaranteed minimum death benefit” in “Accessing your money.” Also, see “Required minimum distributions” under “Individual retirement arrangements (IRAs)” in “Tax information” and Appendix II — “Purchase considerations for QP Contracts” as well as Appendix IX — “Tax-sheltered annuity contracts (TSAs)” later in this Prospectus.

The Roll-Up benefit base for both the “Greater of” enhanced death benefit and the Guaranteed minimum income benefit are reset simultaneously when you request a Roll-Up benefit base reset. You cannot elect a Roll-Up benefit base reset for one benefit and not the other.

Annuity purchase factors

Annuity purchase factors are the factors applied to determine your periodic payments under the Guaranteed minimum income benefit and annuity payout options. The Guaranteed minimum income benefit is discussed in “Guaranteed minimum income benefit option” below and annuity payout options are discussed under “Your annuity payout options” in “Accessing your money” later in this Prospectus.

Annuity purchase factors are based on interest rates, mortality tables, frequency of payments, the form of annuity benefit, and the owner’s (and any joint owner’s) age and sex in certain instances. Your contract may specify different guaranteed annuity purchase factors for the Guaranteed minimum income benefit and the annuity payout options. We may provide more favorable current annuity purchase factors for the annuity payout options.

Guaranteed minimum income benefit option

The Guaranteed minimum income benefit is available if the owner is age 20 through 75 at the time the contract is issued. If the contract is jointly owned, the Guaranteed minimum income benefit will be calculated on the basis of the older owner’s age. There is an additional charge for the Guaranteed minimum income benefit which is described under “Guaranteed minimum income benefit charge” in “Charges and expenses” later in this Prospectus. Once you purchase the Guaranteed minimum income benefit, you may not voluntarily terminate this benefit.

If you are purchasing the contract as an Inherited IRA or if you elect a Principal guarantee benefit or the Guaranteed withdrawal benefit for life, the Guaranteed minimum income benefit is not available. If you are using the contract to fund a charitable remainder trust (for Accumulator® and Accumulator® EliteSM contracts only), you will have to take certain distribution amounts. You should consider split-funding so that those distributions do not adversely impact your Guaranteed minimum income benefit. See “Owner and annuitant requirements” earlier in this section. For IRA, QP and Rollover TSA contracts, owners over age 60 at contract issue should consider the impact of the minimum distributions required by tax law in relation to the withdrawal limitations under the Guaranteed minimum income benefit. See "How withdrawals affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Principal guarantee benefits"in "Accessing your money"later in this Prospectus.

If you elect the Guaranteed minimum income benefit option and change ownership of the contract, this benefit will automatically terminate, except under certain circumstances. See “Transfers of ownership, collateral assignments, loans and borrowing” in “More information,” later in this Prospectus for more information.

The Guaranteed minimum income benefit guarantees you a minimum amount of fixed income under your choice of a life annuity fixed pay-out option or a life with a period certain payout option. You choose which of these payout options you want and whether you want the option to be paid on a single or joint life basis at the time you exercise your Guaranteed minimum income benefit. The maximum period certain available under the life with a period certain payout option is 10 years. This period may be shorter, depending on the owner’s age, as follows:

Level payments
Owner’s age at exercise	Period certain years
	IRAs	NQ
75 and younger	10	10
76	9	10
77	8	10
78	7	10
79	7	10
80	7	10
81	7	9
82	7	8
83	7	7
84	6	6
85	5	5

35

We may also make other forms of payout options available. For a description of payout options, see “Your annuity payout options” in “Accessing your money” later in this Prospectus.

The Guaranteed minimum income benefit should be regarded as a safety net only.

When you exercise the Guaranteed minimum income benefit, the annual lifetime income that you will receive will be the greater of (i) your Guaranteed minimum income benefit which is calculated by applying your Guaranteed minimum income benefit base, less any applicable withdrawal charge remaining (if applicable under your Accumulator® Series contract), to GMIB guaranteed annuity purchase factors, or (ii) the income provided by applying your account value to our then current annuity purchase factors or base contract guaranteed annuity purchase factors. For Rollover TSA only, we will subtract from the Guaranteed minimum income benefit base or account value any outstanding loan, including interest accrued but not paid. You may also elect to receive monthly or quarterly payments as an alternative. If you elect monthly or quarterly payments, the aggregate payments you receive in a contract year will be less than what you would have received if you had elected an annual payment, as monthly and quarterly payments reflect the time value of money with regard to both interest and mortality. The benefit base is applied only to the guaranteed annuity purchase factors under the Guaranteed minimum income benefit in your contract and not to any other guaranteed or current annuity purchase rates. Your account value is never applied to the guaranteed annuity purchase factors under GMIB. The amount of income you actually receive will be determined when we receive your request to exercise the benefit.

When you elect to receive annual lifetime income, your contract (including its death benefit and any account or cash values) will terminate and you will receive a new contract for the annuity payout option. For a discussion of when your payments will begin and end, see “Exercise of Guaranteed minimum income benefit” below.

Before you elect the Guaranteed minimum income benefit, you should consider the fact that it provides a form of insurance and is based on conservative actuarial factors. For certain contracts, the guaranteed annuity purchase factors we use to determine your payout annuity benefit under the Guaranteed minimum income benefit are more conservative than the guaranteed annuity purchase factors we use for our standard payout annuity options. This means that, assuming the same amount is applied to purchase the benefit and that we use guaranteed annuity purchase factors to compute the benefit, each periodic payment under the Guaranteed minimum income benefit payout annuity will be smaller than each periodic payment under our standard payout annuity options. Therefore, even if your account value is less than your benefit base, you may generate more income by applying your account value to current annuity purchase factors. We will make this comparison for you when the need arises.

Guaranteed minimum income benefit “no lapse guarantee”.  In general, if your account value falls to zero (except as discussed below, if your account value falls to zero due to a withdrawal that causes your total contract year withdrawals to exceed 6% of the Roll-Up benefit base as of the beginning of the contract year or in the first contract year, all contributions received in the first 90 days), the Guaranteed minimum income benefit will be exercised automatically, based on the owner’s (or older joint owner’s, if applicable) current age and benefit base, as follows:

•

You will be issued a supplementary contract based on a single life with a maximum 10 year period certain. Payments will be made annually starting one year from the date the account value fell to zero. Upon exercise, your contract (including the Guaranteed minimum death benefit, any other guaranteed benefits and any account or cash values) will terminate.

•	You will have 30 days from when we notify you to change the payout option and/or the payment frequency.

If your no lapse guarantee is no longer in effect and your account value subsequently falls to zero, your contract will terminate without value, and you will lose the Guaranteed minimum income benefit, Guaranteed minimum death benefit (if elected) and any other guaranteed benefits.

Please note that we will not automatically exercise the Guaranteed minimum income benefit, as described above, if you have a TSA contract and withdrawal restrictions apply.

The no lapse guarantee will terminate under the following circumstances:

•	If your account value falls to zero due to a withdrawal that causes your total contract year withdrawals to exceed 6% of the Roll-Up benefit base (as of the beginning of the contract year);

•

If your aggregate withdrawals during any contract year exceed 6% of the Roll-Up benefit base (as of the beginning of the contract year or in the first contract year, all contributions received in the first 90 days);

•	Upon the contract date anniversary following the owner (or older joint owner, if applicable) reaching age 85.

Please note that if you participate in our Automatic RMD service, an automatic withdrawal under that program will not cause the no lapse guarantee to terminate even if a withdrawal causes your total contract year withdrawals to exceed 6% of your Roll-Up benefit base.

Illustrations of Guaranteed minimum income benefit.  Assuming the 6% Roll-Up to age 85 benefit base, the table below illustrates the Guaranteed minimum income benefit amounts per $100,000 of initial contribution, for a male owner age 60 (at issue) on the contract date anniversaries indicated, who has elected the life annuity fixed payout option, using the guaranteed annuity purchase factors as of the date of this Prospectus, assuming no additional contributions, withdrawals, or loans under Rollover TSA contracts, and assuming there

36

were no allocations to the EQ/Intermediate Government Bond, EQ/Money Market, the guaranteed interest option, the fixed maturity options or the loan reserve account under Rollover TSA contracts.

Contract date anniversary at exercise	Guaranteed minimum income benefit — annual income payable for life (for contracts with the five year Roll-Up benefit base reset feature)	Guaranteed minimum income benefit — annual income payable for life (for contracts with the annual Roll-Up benefit base reset feature).
10	$11,891	$10,065
15	$18,597	$15,266

Exercise of Guaranteed minimum income benefit.  On each contract date anniversary that you are eligible to exercise the Guaranteed minimum income benefit, we will send you an eligibility notice with your annual statement. The annual statement will illustrate how much income could be provided as of the contract date anniversary. You must notify us within 30 days following the contract date anniversary if you want to exercise the Guaranteed minimum income benefit.

We deduct guaranteed benefit and annual administrative charges from your account value on your contract date anniversary, and you can only exercise the Guaranteed minimum income benefit, if eligible, during the 30 day period following your contract date anniversary. Therefore, if your account value is not sufficient to pay fees on your next contract date anniversary, your contract will terminate and you will not have an opportunity to exercise your Guaranteed minimum income benefit unless the no lapse guarantee provision under your contract is still in effect. See “Effect of your account value falling to zero” in “Determining your contract’s value” later in this Prospectus.

You must return your contract to us, along with all required information, within 30 days following your contract date anniversary in order to exercise this benefit. Upon exercising the GMIB, any Guaranteed minimum death benefit you elected will terminate without value. Upon exercise of the Guaranteed minimum income benefit, the owner will become the annuitant, and the contract will be annuitized on the basis of the owner’s life. You will begin receiving annual payments one year after the annuity payout contract is issued. If you choose monthly or quarterly payments, you will receive your payment one month or one quarter after the annuity payout contract is issued. You may choose to take a withdrawal prior to exercising the Guaranteed minimum income benefit, which will reduce your payments. You may not partially exercise this benefit. See “Accessing your money” under “Withdrawing your account value” later in this Prospectus. Payments end with the last payment before the annuitant’s (or joint annuitant’s, if applicable) death or, if later, the end of the period certain (where the payout option chosen includes a period certain).

Exercise rules.  Eligibility to exercise the Guaranteed minimum income benefit is based on the owner’s (or older joint owner’s, if applicable) age as follows:

•

If you were at least age 20 and no older than age 44 when the contract was issued, you are eligible to exercise the Guaranteed minimum income benefit within 30 days following each contract date anniversary beginning with the 15th contract date anniversary.

•

If you were at least age 45 and no older than age 49 when the contract was issued, you are eligible to exercise the Guaranteed minimum income benefit within 30 days following each contract date anniversary after age 60.

•

If you were at least age 50 and no older than age 75 when the contract was issued, you are eligible to exercise the Guaranteed minimum income benefit within 30 days following each contract date anniversary beginning with the 10th contract date anniversary.

To exercise the Guaranteed minimum income benefit:

—	We must receive your notification in writing within 30 days following any contract date anniversary on which you are eligible; and

—

Your account value must be greater than zero on the exercise date. See “Effect of your account value falling to zero” in “Determining your contract’s value” for more information about the impact of insufficient account value on your ability to exercise the Guaranteed minimum income benefit.

Please note:

(i)	the latest date you may exercise the Guaranteed minimum income benefit is within 30 days following the contract date anniversary following your 85th birthday;

(ii)

if you were age 75 when the contract was issued or the Roll-Up benefit base was reset, the only time you may exercise the Guaranteed minimum income benefit is within 30 days following the contract date anniversary following your attainment of age 85;

(iii)

for Accumulator® Series QP contracts, the Plan participant can exercise the Guaranteed minimum income benefit only if he or she elects to take a distribution from the Plan and, in connection with this distribution, the Plan’s trustee changes the ownership of the contract to the participant. This effects a rollover of the Accumulator® Series QP contract into an Accumulator® Series Rollover IRA. This process must be completed within the 30-day timeframe following the contract date anniversary in order for the Plan participant to be eligible to exercise. However, if the Guaranteed minimum income benefit is automatically exercised as a result of the no lapse guarantee, a rollover into an IRA will not be effected and payments will be made directly to the trustee;

(iv)

for Accumulator® Series Rollover TSA contracts, you may exercise the Guaranteed minimum income benefit only if you effect a rollover of the TSA contract to an Accumulator® Series Rollover IRA. This may only occur

37

when you are eligible for a distribution from the TSA. This process must be completed within the 30-day timeframe following the contract date anniversary in order for you to be eligible to exercise;

(v)

if you reset the Roll-Up benefit base (as described earlier in this section), your new exercise date will be the tenth contract date anniversary following the reset or, if later, the earliest date you would have been permitted to exercise without regard to the reset. Please note that in almost all cases, resetting your Roll-Up benefit base will lengthen the waiting period;

(vi)

a spouse beneficiary or younger spouse joint owner under Spousal continuation may only continue the Guaranteed minimum income benefit if the contract is not past the last date on which the original owner could have exercised the benefit. In addition, the spouse beneficiary or younger spouse joint owner must be eligible to continue the benefit and to exercise the benefit under the applicable exercise rule (described in the above bullets) using the following additional rules. The spouse beneficiary or younger spouse joint owner’s age on the date of the owner’s death replaces the owner’s age at issue for purposes of determining the availability of the benefit and which of the exercise rules applies. The original contract issue date will continue to apply for purposes of the exercise rules;

(vii)

if the contract is jointly owned and not an IRA contract, you can elect to have the Guaranteed minimum income benefit paid either: (a) as a joint life benefit, or (b) as a single life benefit paid on the basis of the older owner’s age;

(viii)

if the contract is an IRA contract, you can elect to have the Guaranteed minimum income benefit paid either: (a) as a joint life benefit, but only if the joint annuitant is your spouse or (b) as a single life benefit paid on the basis of the annuitant’s age; and

(ix)	if the contract is owned by a trust or other non-natural person, eligibility to elect or exercise the Guaranteed minimum income benefit is based on the annuitant’s age, rather than the owner’s.

See “Effect of the owner’s death” under “Payment of death benefit” later in this Prospectus for more information.

If your account value is insufficient to pay applicable charges when due, your contract will terminate, which could cause you to lose your Guaranteed minimum income benefit. For more information, please see ‘‘Effect of your account value falling to zero’’ in ‘‘Determining your contract’s value” and the section entitled ‘‘Charges and expenses’’ later in this Prospectus.

For information about the impact of withdrawals on the Guaranteed minimum income benefit and any other guaranteed benefits you may have elected, please see ‘‘How withdrawals affect your Guaranteed minimum income benefit and Guaranteed minimum death benefit’’ in ‘‘Accessing your money.”

From time to time, we may offer you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits. See “Guaranteed benefit offers” later in this section for more information. If you accepted an offer to convert your Guaranteed minimum income benefit into the New Guaranteed withdrawal benefit for life (New GWBL), see Appendix XII for more information about the New GWBL and the Modified Death Benefit.

If you previously accepted an offer to terminate a guaranteed benefit, you no longer have an enhanced or the standard death benefit. Please refer to the terms of your offer for information about your remaining death benefit.

Guaranteed minimum death benefit

This section does not apply if you elect GWBL. For information about the GWBL death benefits and benefit bases, see “Guaranteed withdrawal benefit for life (“GWBL”)” later in this section.

Your contract provides a standard death benefit. If you do not elect one of the enhanced death benefits described below, the death benefit is equal to your account value (without adjustment for any otherwise applicable negative market value adjustment) as of the date we receive satisfactory proof of death, any required instructions for the method of payment, information and forms necessary to effect payment, OR the standard death benefit, whichever provides the higher amount. The standard death benefit is equal to your total contributions, adjusted for any withdrawals (and any associated withdrawal charges, if applicable under your Accumulator® Series contract). The standard death benefit is the only death benefit available for owners (or older joint owners, if applicable) ages 76 through 85 at issue (ages 76 through 80 at issue for Accumulator® PlusSM contracts). Once your contract is issued, you may not change or voluntarily terminate your death benefit.

If you elect one of the enhanced death benefits (not including the GWBL Enhanced death benefit), the death benefit is equal to your account value (without adjustment for any otherwise applicable negative market value adjustment) as of the date we receive satisfactory proof of the owner’s (or older joint owner’s, if applicable) death, any required instructions for the method of payment, information and forms necessary to effect payment, or your elected enhanced death benefit on the date of the owner’s (or older joint owner’s, if applicable) death, adjusted for any subsequent withdrawals (and associated withdrawal charges, if applicable under your Accumulator® Series contract), whichever provides the higher amount. See “Payment of death benefit” later in this Prospectus for more information.

The Annual Ratchet to age 85 and the “Greater of” enhanced death benefits have an additional charge. There is no charge for the Standard death benefit. Although the amount of your enhanced death benefit will no longer increase after age 85, we will continue to deduct this charge as long as your enhanced death benefit is in effect. See “Guaranteed minimum death benefit charge” in “Charges and expenses” for more information.

38

Any of the enhanced death benefits or the standard death benefit can be elected by themselves or with the Guaranteed minimum income benefit.

If you elect one of the enhanced death benefit options described below and change ownership of the contract, generally the benefit will automatically terminate, except under certain circumstances. If this occurs, any enhanced death benefit elected will be replaced with the standard death benefit. For contracts with non-natural owners, the death benefit will be payable upon the death of the annuitant. See “Transfers of ownership, collateral assignments, loans and borrowing” in “More information” later in this Prospectus for more information.

If your contract terminates for any reason, your Guaranteed minimum death benefit will also terminate. See “Termination of your contract” in “Determining your contract’s value” for information about the circumstances under which your contract will terminate.

For Accumulator® PlusSM contracts, if the owner (or older joint owner, if applicable) dies during the one-year period following our receipt of a contribution, the account value used to calculate the applicable guaranteed minimum death benefit will not reflect any credits applied in the one-year period prior to death. For Joint life GWBL contracts, we will only recover the credit if the second owner dies within the one-year period following a contribution.

Optional enhanced death benefits applicable for owner (or older joint owner, if applicable) ages 0 through 75 at issue of NQ contracts; 20 through 75 at issue of Rollover IRA, Roth Conversion IRA, Flexible Premium Roth IRA, and Rollover TSA contracts; 20 through 70 at issue of Flexible Premium IRA contracts; 0 through 70 at issue of Inherited IRA contracts; and 20 through 75 at issue of QP contracts (20 through 70 at issue for Accumulator® PlusSM QP contracts). For contracts with non-natural owners, the available death benefits are based on the annuitant’s age. See “Rules regarding contributions to your contract” in “Appendix X” for more information.

Subject to state availability, you may elect one of the following enhanced death benefits (see Appendix VII later in this Prospectus for state availability of these benefits):

•	Annual Ratchet to age 85.

•	The Greater of 6% Roll-Up to age 85 or Annual Ratchet to age 85.

These enhanced death benefits, together with the standard death benefit, comprise the Guaranteed minimum death benefits available under the contract.

Each enhanced death benefit is equal to its corresponding benefit base described earlier in “Guaranteed minimum death benefit and Guaranteed minimum income benefit base.” Once you have made your enhanced death benefit election, you may not change it.

For information about the effect of withdrawals on your Guaranteed minimum death benefit, please see ‘‘How withdrawals affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Principal guarantee benefits’’ in ‘‘Accessing your money.”

If you are using your Accumulator® or Accumulator® EliteSM contract to fund a charitable remainder trust, you will have to take certain distribution amounts. You should consider split-funding so that those distributions do not adversely impact your enhanced death benefit. See “Owner and annuitant requirements” earlier in this section.

See Appendix IV later in this Prospectus for an example of how we calculate an enhanced death benefit.

You may have been the recipient of an offer that provided for an increase in your account value in return for terminating your Guaranteed minimum death benefit. If you accepted such an offer, your Guaranteed minimum death benefit has been replaced with the return of account value death benefit. If you did not accept an offer, your Guaranteed minimum death benefit is still in effect. See “Guaranteed benefit offers” later in this section for more information.

Earnings enhancement benefit

Subject to state and contract availability, if you are purchasing a contract under which the Earnings enhancement benefit is available, you may elect the benefit at the time you purchase your contract (see Appendix VII later in this Prospectus for state availability of these benefits). The Earnings enhancement benefit provides an additional death benefit as described below. See “Tax information” later in this Prospectus for the potential tax consequences of electing to purchase the Earnings enhancement benefit in an NQ, IRA or Rollover TSA contract. Once you purchase the Earnings enhancement benefit, you may not voluntarily terminate the feature. If you elect the Guaranteed withdrawal benefit for life, the Earnings enhancement benefit is not available.

If you elect the Earnings enhancement benefit described below and change ownership of the contract, generally this benefit will automatically terminate, except under certain circumstances. See “Transfers of ownership, collateral assignments, loans and borrowing” in “More information,” later in this Prospectus for more information. This benefit will also terminate if your contract terminates for any reason. See “Termination of your contract” in “Determining your contract’s value” later in this Prospectus.

If the owner (or older joint owner, if applicable) is 70 or younger when we issue your contract (or if the spouse beneficiary or younger spouse joint owner is 70 or younger when he or she becomes the successor owner and the Earnings enhancement benefit had been elected at issue), the additional death benefit will be 40% of:

the greater of:

•	the account value, or

•	any applicable death benefit

39

decreased by:

•	total net contributions.

For purposes of calculating your Earnings enhancement benefit, the following applies: (i) “Net contributions” are the total contributions made (or if applicable, the total amount that would otherwise have been paid as a death benefit had the spouse beneficiary or younger spouse joint owner not continued the contract plus any subsequent contributions) adjusted for each withdrawal that exceeds your Earnings enhancement benefit earnings. “Net contributions” are reduced by the amount of that excess. Earnings enhancement benefit earnings are equal to (a) minus (b) where (a) is the greater of the account value and the death benefit immediately prior to the withdrawal, and (b) is the net contributions as adjusted by any prior withdrawals (for Accumulator® PlusSM contracts, credit amounts are not included in “net contributions”); and (ii) “Death benefit” is equal to the greater of the account value as of the date we receive satisfactory proof of death or any applicable Guaranteed minimum death benefit as of the date of death.

For Accumulator® PlusSM contracts, for purposes of calculating your Earnings enhancement benefit, if any contributions are made in the one-year period prior to death of the owner (or older joint owner, if applicable), the account value will not include any credits applied in the one-year period prior to death.

If the owner (or older joint owner, if applicable) is age 71 through 75 when we issue your contract (or if the spouse beneficiary or younger spouse joint owner is between the ages of 71 and 75 when he or she becomes the successor owner and the Earnings enhancement benefit had been elected at issue), the additional death benefit will be 25% of:

the greater of:

•	the account value, or

•	any applicable death benefit

decreased by:

•	total net contributions.

The value of the Earnings enhancement benefit is frozen on the first contract date anniversary after the owner (or older joint owner, if applicable) turns age 80, except that the benefit will be reduced for withdrawals on a pro rata basis. Reduction on a pro rata basis means that we calculate the percentage of the current account value that is being withdrawn and we reduce the benefit by that percentage. For example, if the account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your account value. If the benefit is $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 x .40) and the benefit after the withdrawal would be $24,000 ($40,000 – $16,000).

For contracts with non-natural owners, your eligibility to elect the Earnings enhancement benefit will be based on the annuitant’s age.

For an example of how the Earnings enhancement benefit is calculated, please see Appendix VI.

Although the value of your Earnings enhancement benefit will no longer increase after age 80, we will continue to deduct the charge for this benefit as long as it remains in effect.

For contracts continued under Spousal continuation upon the death of the spouse (or older spouse, in the case of jointly owned contracts), the account value will be increased by the value of the Earnings enhancement benefit as of the date we receive due proof of death. The benefit will then be based on the age of the surviving spouse as of the date of the deceased spouse’s death for the remainder of the contract. If the surviving spouse is age 76 or older, the benefit will terminate and the charge will no longer be in effect. The spouse may also take the death benefit (increased by the Earnings enhancement benefit) in a lump sum. See “Spousal continuation” in “Payment of death benefit” later in this Prospectus for more information.

The Earnings enhancement benefit must be elected when the contract is first issued. Neither the owner nor the successor owner can add it after the contract has been issued. Ask your financial professional or see Appendix VII later in this Prospectus to see if this feature is available in your state.

You may have been the recipient of an offer that provided for an increase in your account value in return for terminating your Earnings Enhancement benefit. If you accepted such an offer, your Earnings Enhancement benefit has been replaced with the return of account value death benefit. If you did not accept an offer, your Earnings Enhancement benefit is still in effect. See “Guaranteed benefit offers” later in this section for more information.

Guaranteed withdrawal benefit for life (“GWBL”)

For an additional charge, the Guaranteed withdrawal benefit for life (“GWBL”) guarantees that you can take withdrawals up to a maximum amount per year (your “Guaranteed annual withdrawal amount”). GWBL is only available at issue. This benefit is not available at issue ages younger than 45. GWBL is not available if you have elected the Guaranteed minimum income benefit, the Earnings enhancement benefit or one of our Principal guarantee benefits described later in this Prospectus. You may elect one of our automated payment plans or you may take partial withdrawals. All withdrawals reduce your account value and Guaranteed minimum death benefit. See “Accessing your money” later in this Prospectus for more information.

If you elect the GWBL, your investment options will be limited to the permitted variable investment options, the guaranteed interest option and the account for special dollar cost averaging (for Accumulator® and Accumulator® EliteSM contracts only). Please note that the 12 month dollar cost averaging program (for Accumulator® SelectSM contracts only) and our general dollar cost averaging program are not available if you elect the GWBL, but the investment simplifier program is available if you elect the GWBL. See “What are your investment options under the contract?” earlier in this section.

You may buy this benefit on a single life (“Single Life”) or a joint life (“Joint Life”) basis. Under a Joint Life contract, lifetime

40

withdrawals are guaranteed for the life of both the owner and successor owner (or annuitant and joint annuitant, as applicable).

For Joint Life contracts, a successor owner may be named at contract issue only. The successor owner must be the owner’s spouse. If you and the successor owner are no longer married, you may either: (i) drop the original successor owner or (ii) replace the original successor owner with your new spouse. This can only be done before the first withdrawal is made from the contract. After the first withdrawal, the successor owner can be dropped but cannot be replaced. If the successor owner is dropped after withdrawals begin, the charge will continue based on a Joint Life basis. For NQ contracts, you have the option to designate the successor owner as a joint owner.

For Joint Life contracts owned by a non-natural owner, a joint annuitant may be named at contract issue only. The annuitant and joint annuitant must be spouses. If the annuitant and joint annuitant are no longer married, you may either: (i) drop the joint annuitant or (ii) replace the original joint annuitant with the annuitant’s new spouse. This can only be done before the first withdrawal. After the first withdrawal, the joint annuitant may be dropped but cannot be replaced. If the joint annuitant is dropped after withdrawals begin, the charge continues based on a Joint Life basis. Joint annuitants are not permitted under any other contracts.

This benefit is not available under an Inherited IRA contract. Joint Life QP and TSA contracts are not permitted in connection with this benefit. If you are using your Accumulator® or Accumulator® EliteSM contract to fund a charitable remainder trust, you will have to take certain distribution amounts. You should consider split-funding so that those distributions do not adversely impact your guaranteed withdrawal benefit for life. See “Owner and annuitant requirements” earlier in this section.

The cost of the GWBL benefit will be deducted from your account value on each contract date anniversary. Please see “Guaranteed withdrawal benefit for life benefit charge” in “Charges and expenses” later in this Prospectus for a description of the charge.

You should not purchase this benefit if:

•

You plan to take withdrawals in excess of your Guaranteed annual withdrawal amount because those withdrawals may significantly reduce or eliminate the value of the benefit (see “Effect of Excess withdrawals” below in this section);

•	You are not interested in taking withdrawals prior to the contract’s maturity date;

•	You are using the contract to fund a Rollover TSA or QP contract where withdrawal restrictions will apply; or

•

You plan to use it for withdrawals prior to age 59 1/2, as the taxable amount of the withdrawal will be includible in income and subject to an additional 10% federal income tax penalty, as discussed later in this Prospectus.

For traditional IRAs, TSA and QP contracts, you may take your lifetime required minimum distributions (“RMDs”) without losing the value of the GWBL benefit, provided you comply with the conditions described under “Lifetime required minimum distribution withdrawals” in “Accessing your money” later in this Prospectus, including utilizing our Automatic RMD service. If you do not expect to comply with these conditions, this benefit may have limited usefulness for you and you should consider whether it is appropriate. Please consult your tax adviser.

From time to time, we may offer you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits. See “Guaranteed benefit offers” later in this section for more information.

If you previously accepted an offer to terminate a guaranteed benefit, you no longer have an enhanced or the standard death benefit. Please refer to the terms of your offer for information about your remaining death benefit.

GWBL benefit base

At issue, your GWBL benefit base is equal to your initial contribution and will increase or decrease, as follows:

•	Your GWBL benefit base increases by any subsequent contributions.

•	Your GWBL benefit base may be increased on each contract date anniversary, as described below under “Annual Ratchet” and “5% deferral bonus.”

•

Your GWBL benefit base is not reduced by withdrawals except those withdrawals that cause total withdrawals in a contract year to exceed your Guaranteed annual withdrawal amount (“Excess withdrawal”). See “Effect of Excess withdrawals” below in this section.

Guaranteed annual withdrawal amount

Your initial Guaranteed annual withdrawal amount is equal to a percentage of the GWBL benefit base. The initial applicable percentage (“Applicable percentage”) is based on the owner’s age at the time of the first withdrawal. For Joint Life contracts, the initial Applicable percentage is based on the age of the owner or successor owner, whoever is younger at the time of the first withdrawal. For contracts held by non-natural owners, the initial Applicable percentage is based on either the annuitant’s age or on the younger annuitant’s age, if applicable, at the time of the first withdrawal. If your GWBL benefit base ratchets, as described below in this section under “Annual Ratchet,” on any contract date anniversary after you begin taking withdrawals, your Applicable percentage may increase based on your attained age at the time of the ratchet. The Applicable percentages are as follows:

Age	Applicable percentage
45-64	4.0%
65-74	5.0%
75-84	6.0%
85 and older	7.0%

41

We will recalculate the Guaranteed annual withdrawal amount on each contract date anniversary and as of the date of any subsequent contribution or Excess withdrawal, as described below under “Effect of Excess withdrawals” and “Subsequent contributions.” The withdrawal amount is guaranteed never to decrease as long as there are no Excess withdrawals.

Your Guaranteed annual withdrawals are not cumulative. If you withdraw less than the Guaranteed annual withdrawal amount in any contract year, you may not add the remainder to your Guaranteed annual withdrawal amount in any subsequent year.

The withdrawal charge, if applicable under your Accumulator® Series contract, is waived for withdrawals up to the Guaranteed annual with drawal amount, but all withdrawals are counted toward your free withdrawal amount. See “Withdrawal charge” in “Charges and expenses” later in this Prospectus.

Effect of Excess withdrawals

An Excess withdrawal is caused when you withdraw more than your Guaranteed annual withdrawal amount in any contract year. Once a withdrawal causes cumulative withdrawals in a contract year to exceed your Guaranteed annual withdrawal amount, the entire amount of that withdrawal and each subsequent withdrawal in that contract year are considered Excess withdrawals.

An Excess withdrawal can cause a significant reduction in both your GWBL benefit base and your Guaranteed annual withdrawal amount. If you make an Excess withdrawal, we will recalculate your GWBL benefit base and the Guaranteed annual withdrawal amount, as follows:

•

The GWBL benefit base is reset as of the date of the Excess with drawal to equal the lesser of: (i) the GWBL benefit base immediately prior to the Excess withdrawal, and (ii) the account value immediately following the Excess withdrawal.

•	The Guaranteed annual withdrawal amount is recalculated to equal the Applicable percentage multiplied by the reset GWBL benefit base.

You should not purchase the contract if you plan to take withdrawals in excess of your Guaranteed annual withdrawal amount as such with drawals may significantly reduce or eliminate the value of the GWBL benefit. If your account value is less than your GWBL benefit base (due, for example, to negative market performance), an Excess withdrawal, even one that is only slightly more than your Guaranteed annual withdrawal amount, can significantly reduce your GWBL benefit base and the Guaranteed annual withdrawal amount.

For example, assume your GWBL benefit base is $100,000 and your account value is $80,000 when you decide to begin taking withdrawals at age 65. Your Guaranteed annual withdrawal amount is equal to $5,000 (5.0% of $100,000). You take an initial withdrawal of $8,000. Since your GWBL benefit base is immediately reset to equal the lesser of your GWBL benefit base prior to the Excess withdrawal ($100,000) and your account value immediately following the Excess withdrawal ($80,000 minus $8,000), your GWBL benefit base is now $72,000. In addition, your Guaranteed annual withdrawal amount is reduced to $3,600 (5.0% of $72,000), instead of the original $5,000. See “How withdrawals affect your GWBL and GWBL Guaranteed minimum death benefit” in “Accessing your money” later in this Prospectus.

Withdrawal charges, if applicable under your Accumulator® Series contract, are applied to the amount of the withdrawal that exceeds the greater of (i) the Guaranteed annual withdrawal amount or (ii) the 10% free withdrawal amount. A withdrawal charge would not be applied in the example above since the $8,000 withdrawal (equal to 10% of the contract’s account value as of the beginning of the contract year) falls within the 10% free withdrawal amount. Under the example above, additional withdrawals during the same contract year could result in a further reduction of the GWBL benefit base and the Guaranteed annual withdrawal amount, as well as an application of withdrawal charges, if applicable. See “Withdrawal charge” in “Charges and expenses” later in this Prospectus.

You should note that an Excess withdrawal that reduces your account value to zero terminates the contract, including all benefits, without value. See “Effect of your account value falling to zero ” later in this section.

In general, if you purchase the contract as a traditional IRA, QP or TSA and participate in our Automatic RMD service, an automatic withdrawal under that program will not cause an Excess withdrawal, even if it exceeds your Guaranteed annual withdrawal amount. For more information, see “Lifetime required minimum distribution withdrawals” in “Accessing your money” later in this Prospectus. Loans are not available under Rollover TSA contracts if GWBL is elected.

Annual Ratchet

Your GWBL benefit base is recalculated on each contract date anniversary to equal the greater of: (i) the account value and (ii) the most recent GWBL benefit base. If your account value is greater, we will ratchet up your GWBL benefit base to equal your account value. If your GWBL benefit base ratchets on any contract date anniversary after you begin taking withdrawals, your Applicable percentage may increase based on your attained age at the time of the ratchet. Your Guaranteed annual withdrawal amount will also be increased, if applicable, to equal your Applicable percentage times your new GWBL benefit base.

If your GWBL benefit base ratchets, we will increase the charge for the benefit to the maximum charge permitted under the contract. Once we increase the charge, it is increased for the life of the contract. We will permit you to opt out of the ratchet if the charge increases. If you choose to opt out, your charge will stay the same but your GWBL benefit base will no longer ratchet. Upon request, we will permit you to accept a GWBL benefit base ratchet with the

42

charge increase on a subsequent contract date anniversary. For a description of the charge increase, see “Guaranteed withdrawal benefit for life benefit charge” in “Charges and expenses” later in this Prospectus.

5% deferral bonus

At no additional charge, during the first ten contract years, in each year you have not taken a withdrawal, we will increase your GWBL benefit base by an amount equal to 5% of your total contributions. If the Annual Ratchet (as discussed immediately above) occurs on any contract date anniversary, for the next and subsequent contract years, the bonus will be 5% of the most recent ratcheted GWBL benefit base plus any subsequent contributions. If the GWBL benefit base is reduced due to an Excess withdrawal, the 5% deferral bonus will be calculated using the reset GWBL benefit base plus any applicable contributions. The deferral bonus generally excludes contributions made in the prior 12 months. In the first contract year, the deferral bonus is determined using all contributions received in the first 90 days of the contract year.

On any contract date anniversary on which you are eligible for a bonus, we will calculate the applicable bonus amount. If, when added to the current GWBL benefit base, the amount is greater than your account value, that amount will become your new GWBL benefit base. If that amount is less than or equal to your account value, your GWBL benefit base will be ratcheted to equal your account value, and the 5% deferral bonus will not apply. If you opt out of the Annual Ratchet (as discussed immediately above), the 5% deferral bonus will still apply.

Subsequent contributions

Subsequent contributions are not permitted after the later of: (i) the end of the first contract year, and (ii) the date the first withdrawal is taken.

Anytime you make an additional contribution, your GWBL benefit base will be increased by the amount of the contribution. Your Guaranteed annual withdrawal amount will be equal to the Applicable percentage of the increased GWBL benefit base.

GWBL Guaranteed minimum death benefit

There are two guaranteed minimum death benefits available if you elect the GWBL option: (i) the GWBL Standard death benefit, which is available at no additional charge for owner issue ages 45-85 (issue ages 45-80 for Accumulator® PlusSM contracts), and (ii) the GWBL Enhanced death benefit, which is available for an additional charge for owner issue ages 45-75. Please see Appendix VII later in this Prospectus to see if these guaranteed death benefits are available in your state.

The GWBL Standard death benefit is equal to the GWBL Standard death benefit base. The GWBL Standard death benefit base is equal to your initial contribution and any additional contributions less a deduction that reflects any withdrawals you make (see “How withdrawals affect your GWBL and GWBL Guaranteed minimum death benefit” in “Accessing your money” later in this Prospectus).

The GWBL Enhanced death benefit is equal to the GWBL Enhanced death benefit base.

Your initial GWBL Enhanced death benefit base is equal to your initial contribution and will increase or decrease, as follows:

•	Your GWBL Enhanced death benefit base increases by any subsequent contribution;

•	Your GWBL Enhanced death benefit base increases to equal your account value if your GWBL benefit base is ratcheted, as described above in this section;

•	Your GWBL Enhanced death benefit base increases by any 5% deferral bonus, as described above in this section; and

•	Your GWBL Enhanced death benefit base decreases by an amount which reflects any withdrawals you make.

See “How withdrawals affect your GWBL and GWBL Guaranteed minimum death benefit” in “Accessing your money” later in this Prospectus.

The death benefit is equal to your account value (adjusted for any pro rata optional benefit charges) as of the date we receive satisfactory proof of death, any required instructions for method of payment, information and forms necessary to effect payment or the applicable GWBL Guaranteed minimum death benefit on the date of the owner’s death (adjusted for any subsequent withdrawals and associated withdrawal charges, if applicable), whichever provides a higher amount. For more information, see “Withdrawal charge” in “Charges and expenses” later in the Prospectus.

Effect of your account value falling to zero

If your account value falls to zero due to an Excess withdrawal, we will terminate your contract and you will receive no further payments or benefits. If an Excess withdrawal results in a withdrawal that equals more than 90% of your cash value or reduces your cash value to less than $500, we will treat your request as a surrender of your contract even if your GWBL benefit base is greater than zero.

However, if your account value falls to zero, either due to a withdrawal or surrender that is not an Excess withdrawal or due to a deduction of charges, please note the following:

•

Your Accumulator® Series contract terminates and you will receive a supplementary life annuity contract setting forth your continuing benefits. The owner of the Accumulator® Series contract will be the owner and annuitant. The successor owner, if applicable, will be the joint annuitant. If the owner is non-natural, the annuitant and joint annuitant, if applicable, will be the same as under your Accumulator® Series contract.

•	No subsequent contributions will be permitted.

•	If you were taking withdrawals through the “Maximum payment plan,” we will continue the scheduled withdrawal payments on the same basis.

43

•

If you were taking withdrawals through the “Customized payment plan” or in unscheduled partial withdrawals, we will pay the balance of the Guaranteed annual withdrawal amount for that contract year in a lump sum. Payment of the Guaranteed annual withdrawal amount will begin on the next contract date anniversary.

•	Payments will continue at the same frequency for Single or Joint Life contracts, as applicable, or annually if automatic payments were not being made.

•

Any guaranteed minimum death benefit remaining under the original contract will be carried over to the supplementary life annuity contract. The death benefit will no longer grow and will be reduced on a dollar for dollar basis as payments are made. If there is any remaining death benefit upon the death of the owner and successor owner, if applicable, we will pay it to the beneficiary.

•	The charge for the Guaranteed withdrawal benefit for life and the GWBL Enhanced death benefit will no longer apply.

•	If at the time of your death the Guaranteed annual withdrawal amount was being paid to you as a supplementary life annuity contract, your beneficiary may not elect the Beneficiary continuation option.

Other important considerations

•	This benefit is not appropriate if you do not intend to take withdrawals prior to annuitization.

•

Amounts withdrawn in excess of your Guaranteed annual withdrawal amount may be subject to a withdrawal charge, if applicable under your Accumulator® Series contract, as described in “Charges and expenses” later in the Prospectus. In addition, all withdrawals count toward your free withdrawal amount for that contract year. Excess withdrawals can significantly reduce or completely eliminate the value of the GWBL and GWBL Enhanced death benefit. See “Effect of Excess withdrawals” above in this section and “How withdrawals affect your GWBL and GWBL Guaranteed minimum death benefit” in “Accessing your money” later in this Prospectus.

•

Withdrawals are not considered as annuity payments for tax purposes, and may be subject to an additional 10% Federal income tax penalty if they are taken before age 59 1/2. See “Tax information” later in this Prospectus.

•

All withdrawals reduce your account value and Guaranteed minimum death benefit. See “How withdrawals are taken from your account value” and “How withdrawals affect your Guaranteed minimum death benefit” in “Accessing your money” later in this Prospectus.

•	If you withdraw less than the Guaranteed annual withdrawal amount in any contract year, you may not add the remainder to your Guaranteed annual withdrawal amount in any subsequent year.

•	The GWBL benefit terminates if the contract is continued under the beneficiary continuation option or under the Spousal continuation feature if the spouse is not the successor owner.
•

If you surrender your contract to receive its cash value and your cash value is greater than your Guaranteed annual withdrawal amount, all benefits under the contract will terminate, including the GWBL benefit.

•

If you transfer ownership of the contract, you terminate the GWBL benefit. See “Transfers of ownership, collateral assignments, loans and borrowing” in “More information” later in this Prospectus for more information.

•	Withdrawals are available under other annuity contracts we offer and the contract without purchasing a withdrawal benefit.

•

For IRA, QP and TSA contracts, if you have to take a required minimum distribution (“RMD”) and it is your first withdrawal under the contract, the RMD will be considered your “first withdrawal” for the purposes of establishing your GWBL Applicable percentage.

•

If you elect GWBL on a Joint Life basis and subsequently get divorced, your divorce will not automatically terminate the contract. For both Joint Life and Single Life contracts, it is possible that the terms of your divorce decree could significantly reduce or completely eliminate the value of this benefit. Any withdrawal made for the purpose of creating another contract for your ex-spouse will reduce the benefit base(s) as described in “How withdrawals affect your GWBL and GWBL Guaranteed minimum death benefit” later in this Prospectus, even if pursuant to a divorce decree.

•

Before you name a beneficiary and if you are considering whether your joint owner/annuitant or beneficiary is treated as your spouse, please be advised that civil union partners and domestic partners are not treated as spouses for federal purposes; in the event of a conflict between state and federal law we follow federal law in the determination of spousal status. See “Payment of Death Benefit” under “Spousal continuation” later in this prospectus.

Principal guarantee benefits

We offer two 10-year Principal guarantee benefits at an additional charge: the 100% Principal guarantee benefit and the 125% Principal guarantee benefit. You may only elect one Principal guarantee benefit (“PGB”).

100% Principal guarantee benefit.  The guaranteed amount under the 100% Principal guarantee benefit is equal to your initial contribution and additional permitted contributions, adjusted for withdrawals. For Accumulator® PlusSM contracts, the guaranteed amount does not include any credits allocated to your contract.

Under the 100% Principal guarantee benefit, your investment options are limited to the guaranteed interest option, the account for special dollar cost averaging and the permitted variable investment options. Please note that the account for special dollar cost averaging is available to Accumulator® and Accumulator® EliteSM contract owners only.

44

125% Principal guarantee benefit.  The guaranteed amount under the 125% Principal guarantee benefit is equal to 125% of your initial contribution and additional permitted contributions, adjusted for withdrawals. For Accumulator® PlusSM contracts, the guaranteed amount does not include any credits allocated to your contract.

Under the 125% Principal guarantee benefit, your investment options are limited to the guaranteed interest option, the account for special dollar cost averaging, the EQ/Moderate Allocation Portfolio, the EQ/AB Short Duration Government Bond Portfolio and the EQ/Equity 500 Index Portfolio. Please note that the account for special dollar cost averaging is available to Accumulator® and Accumulator® EliteSM contract owners only.

Under both Principal guarantee benefits, if, on the 10th contract date anniversary (or later if you’ve exercised a reset as explained below) (“benefit maturity date”), your account value is less than the guaranteed amount, we will increase your account value to equal the applicable guaranteed amount. Any such additional amounts added to your account value will be allocated pursuant to the allocation instructions for additional contributions we have on file. After the benefit maturity date, the guarantee will terminate.

You have the option to reset (within 30 days following each applicable contract date anniversary) the guaranteed amount to the account value or 125% of the account value, as applicable, as of your fifth and later contract date anniversaries. If you exercise this option, you are eligible for another reset on each fifth and later contract date anniversary after the last reset up to the contract date anniversary following an owner’s 85th birthday (an owner’s 80th birthday under Accumulator® PlusSM contracts). If you elect to reset the guaranteed amount, your benefit maturity date will be extended to be the 10th contract date anniversary after the anniversary on which you reset the guaranteed amount. This extension applies each time you reset the guaranteed amount.

Neither PGB is available under Inherited IRA, Flexible Premium IRA and Flexible Premium Roth IRA contracts. If you elect either PGB, you may not elect the Guaranteed minimum income benefit, the Guaranteed withdrawal benefit for life, the systematic withdrawals option or the substantially equal withdrawals option. Also, for Accumulator® SelectSM contracts, the 12 month dollar cost averaging program is not available if you elect one of the PGB options. If you purchase a PGB, you may not make additional contributions to your contract after six months from the contract issue date.

If you are using your Accumulator® or Accumulator® EliteSM contract to fund a charitable remainder trust, you will have to take certain distribution amounts. You should consider split-funding so that those distributions do not adversely impact your Principal guarantee benefit. See “Owner and annuitant requirements” earlier in this section.

If you are planning to take required minimum distributions from the contract, this benefit may not be appropriate. See “Tax information” later in this Prospectus. If you elect a PGB and change ownership of the contract, your PGB will automatically terminate, except under certain circumstances. See

“Transfers of ownership, collateral assignments, loans and borrowing” in “More information” later in this Prospectus for more information.

Once you purchase a PGB, you may not voluntarily terminate this benefit. Your PGB will terminate if the contract terminates before the benefit maturity date, as defined below. If you die before the benefit maturity date and the contract continues, we will continue the PGB only if the contract can continue through the benefit maturity date. If the contract cannot so continue, we will terminate your PGB and the charge. See “Non-spousal joint owner contract continuation” in “Payment of death benefit” later in this Prospectus. The PGB will terminate upon the exercise of the beneficiary continuation option. See “Payment of death benefit” later in this Prospectus for more information about the continuation of the contract after the death of the owner and/or the annuitant.

There is a charge for the Principal guarantee benefits (see “Charges and expenses” later in this Prospectus). You should note that the purchase of a PGB is not appropriate if you want to make additional contributions to your contract beyond the first six months after your contract is issued.

The purchase of a PGB is also not appropriate if you plan on terminating your contract before the benefit maturity date. The purchase of a PGB may not be appropriate if you plan on taking withdrawals from your contract before the benefit maturity date. Withdrawals from your contract before the benefit maturity date reduce the guaranteed amount under a PGB on a pro rata basis. You should also note that if you intend to allocate a large percentage of your contributions to the guaranteed interest option, the purchase of a PGB may not be appropriate because of the guarantees already provided by this option at no additional charge. Please note that loans (applicable to TSA contracts only) are not permitted under either PGB.

From time to time, we may offer you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits. See “Guaranteed benefit offers” later in this section for more information.

If you previously accepted an offer to terminate a guaranteed benefit, you no longer have an enhanced or the standard death benefit. Please refer to the terms of your offer for information about your remaining death benefit.

Guaranteed benefit offers

From time to time, we may offer you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits. Previously, we made offers to groups of contract owners that provided for an increase in account value in return for terminating their guaranteed death or income benefits. In the future, we may make additional offers to these and other groups of contract owners.

When we make an offer, we may vary the offer amount, up or down, among the same group of contract owners based on certain criteria such as account value , the difference between account value and any applicable benefit base, investment allocations and the amount and type of withdrawals taken. For

45

example, for guaranteed benefits that have benefit bases that can be reduced on either a pro rata or dollar-for-dollar basis, depending on the amount of withdrawals taken, we may consider whether you have taken any withdrawal that has caused a pro rata reduction in your benefit base, as opposed to a dollar-for-dollar reduction. Also, we may increase or decrease offer amounts from offer to offer. In other words, we may make an offer to a group of contract owners based on an offer amount, and, in the future, make another offer based on a higher or lower offer amount to the remaining contract owners in the same group.

If you accept an offer that requires you to terminate a guaranteed benefit, we will no longer charge you for it, and you will not be eligible for any future offers related to that type of guaranteed benefit, even if such future offer would have included a greater offer amount or different payment or incentive.

If you accepted an offer to convert your Guaranteed minimum income benefit into the New Guaranteed withdrawal benefit for life (New GWBL), see Appendix XII for more information about the New GWBL and the Modified Death Benefit.

Guaranteed benefit lump sum payment option

The Guaranteed Benefit Lump Sum Payment option is currently available under the following limited circumstances.

(1)

If you elected a Guaranteed minimum income benefit (“GMIB”), and the no-lapse guarantee is in effect and your account value falls to zero, either due to a withdrawal that is not an Excess withdrawal or due to a deduction of charges;

or

(2)

If you elected a Guaranteed withdrawal benefit for life (“GWBL”) or elected a GMIB that converted to a GWBL, and your account value falls to zero, either due to a withdrawal or surrender that is not an Excess withdrawal or due to a deduction of charges.

We reserve the right to terminate the availability of this option at any time. This option is not available under Rollover TSA contracts.

If your account value falls to zero, as described above, 1-2 business days thereafter we will send you a letter which will describe the options available to you, including the Guaranteed Benefit Lump Sum Payment option to make your election. In addition, the letter will include the following information:

1.	The Guaranteed Benefit Lump Sum offer is optional;

2.	If no action is taken, you will receive the stream of payments as promised under your contract;

3.	The amount and frequency of the stream of payments based on a single life annuity for GMIB or on the annuity option elected and applicable withdrawal rate for GWBL;
4.	The amount you would receive if you elect the Guaranteed Benefit Lump Sum offer;

5.	That the amount of the Guaranteed Benefit Lump Sum offer is less than the present value of the stream of payments;

6.	A description of the factors you should consider before accepting the Guaranteed Benefit Lump Sum offer;

7.	The reason we are making the Guaranteed Benefit Lump Sum offer; and

8.	That you may elect to receive a reduced series of income payments based on joint lives and can contact the customer services group to obtain the amount of a joint life annuity.

You will have no less than 30 days from the day your account value falls to zero to elect an option. If you elect the Guaranteed Benefit Lump Sum Payment option, you will receive the lump sum amount in a single payment.

If you elect the Guaranteed Benefit Lump Sum Payment, your contract and optional benefits will terminate, including any guaranteed minimum death benefit. If you do not make an election, we will automatically exercise your GMIB by issuing a supplementary annuity contract using the default option described in your contract. In the case of the GWBL, we will issue you a supplementary life annuity contract and any of the applicable benefits will continue.

We will determine the Guaranteed Benefit Lump Sum Payment amount as of the day your account value fell to zero. The amount of a Guaranteed Benefit Lump Sum Payment will vary based on the factors described below.

We first determine the contract reserves attributable to your contract using standard actuarial calculations, which is a conservative measurement of present value. In general, the contract reserve is the present value of future benefit payments. In determining your contract reserve, we take into account the following factors:

•	The owner/annuitant’s life expectancy (based on gender and age);

•	The current annual payment for the GMIB, adjusted for any outstanding withdrawal charge or, in the case of the GWBL, the guaranteed annual withdrawal amount, in the form of a single life annuity;

•	The interest rate at the time your account value fell to zero; and

•	Any remaining guaranteed minimum death benefit under the GWBL feature.

The Guaranteed Benefit Lump Sum Payment is calculated based on a percentage of the contract reserve based on certain factors including, but not limited to, the current interest rate environment and GMIB utilization rates. We will use the percentage that is in effect at the time of your

46

election. The percentage will range from 50% to 90% of the contract reserve. If your account value falls to zero, as described above, we will notify you then of the current percentage when we send you the letter describing the options available to you. If you have the GMIB, your payment will be reduced, as applicable, by any annual payments made since your account value fell to zero. If you have the GWBL, your payment will be reduced, as applicable, by any GWBL withdrawals made under a Customized payment plan or Maximum payment plan since your account value fell to zero. For information on how the Guaranteed Benefit Lump Sum Payment option works under certain hypothetical circumstances, please see Appendix XI.

In the event your account falls to zero, as described above, you should evaluate this payment option carefully. If you elect the Guaranteed Benefit Lump Sum Payment option, you would no longer have the ability to receive periodic cash payments over your lifetime under the GMIB and/or the opportunity to take certain guaranteed withdrawals and keep any level of guaranteed death benefit under the GWBL. When you purchased your contract you made a determination that the lifetime income stream available under the GMIB or the GWBL was important to you based on your personal circumstances. When considering this payment option, you should consider whether you still need the benefits of an ongoing lifetime income stream, given your personal and financial circumstances.

In addition, you should consider the following factors:

•	Whether, given your state of health, you believe you are likely to live to enjoy the future income benefits provided by the GMIB or the GWBL;

•

If you have the GWBL, whether it is important for you to leave a minimum death benefit to your beneficiaries as the election of the guaranteed lump sum option will terminate any guaranteed minimum death benefit, if still in effect; and

•

Whether a lump sum payment (which may be up to 50% less than the present value of the future stream of payments) is more important to you than a future stream of payments. See Hypothetical Illustration in Appendix XI.

•	Whether there are differences in tax consequences for taking a lump sum as opposed to receiving annuity payments.

In considering the factors above, and any other factors you believe are relevant, you may wish to consult with your financial professional or other advisor.

We believe that offering this payment option could be mutually beneficial to both us and to contract owners whose financial circumstances may have changed since they purchased the contract. If you elect the Guaranteed Benefit Lump Sum Payment option, you would immediately receive a lump sum payment rather than a stream of future payments over your lifetime. We would gain a financial benefit because we anticipate that providing a lump sum payment to you will be less costly to us than paying you periodic cash payments during your lifetime. The lump sum payment option may not be beneficial for everyone.

If you elect the Guaranteed Benefit Lump Sum Payment option it will be treated as a surrender of the contract and may be taxable and subject to tax penalties. For information on tax consequences, please see the section entitled “Tax information” in the Prospectus.

This payment option may not be available in all states. We may, in the future, suspend or terminate this payment option, or offer this payment option on more or less favorable terms upon advance notice to you.

Inherited IRA beneficiary continuation contract

(For Accumulator®, Accumulator® EliteSM and Accumulator® SelectSM contracts only)

This description of the Inherited IRA beneficiary continuation contract describes the contract as in effect prior to legislation enacted at the end of 2019. Legislation enacted at the end of 2019 has changed key aspects of Inherited IRA contracts. After regulatory guidance is issued on this legislation, we anticipate making changes beginning in 2020 to our Inherited IRA contracts to reflect these legislative changes. We may be required in certain cases to pay benefits faster under existing contracts. We may consider limiting the availability of Inherited IRA contracts to new purchasers pending the issuance of further guidance.

The contract is available to an individual beneficiary of a traditional IRA or a Roth IRA where the deceased owner held the individual retirement account or annuity (or Roth individual retirement account or annuity) with an insurance company or financial institution other than the Company. The purpose of the Inherited IRA beneficiary continuation contract is to permit the beneficiary to change the funding vehicle that the deceased owner selected (“original IRA”) while taking the required minimum distribution payments that must be made to the beneficiary after the deceased owner’s death. See the discussion of required minimum distributions under “Tax information.” The contract is intended only for beneficiaries who want to take payments at least annually over their life expectancy. These payments generally must begin (or must have begun) no later than December 31 of the calendar year following the year the deceased owner died. The contract is not suitable for beneficiaries electing the “5-year rule.” See “Beneficiary continuation option for IRA and Roth IRA contracts” under “Beneficiary continuation option” in “Payment of death benefit” later in this Prospectus. You should discuss with your tax adviser your own personal situation. The contract may not be available in all states. Please speak with your financial professional for further information.

The Inherited IRA beneficiary continuation contract can only be purchased by a direct transfer of the beneficiary’s interest under the deceased owner’s original IRA. The owner of the

47

Inherited IRA beneficiary continuation contract is the individual who is the beneficiary of the original IRA. (Certain trusts with only individual beneficiaries will be treated as individuals for this purpose). The contract must also contain the name of the deceased owner. In this discussion, “you” refers to the owner of the Inherited IRA beneficiary continuation contract.

The Inherited IRA beneficiary continuation contract can be purchased whether or not the deceased owner had begun taking required minimum distribution payments during his or her life from the original IRA or whether you had already begun taking required minimum distribution payments of your interest as a beneficiary from the deceased owner’s original IRA. You should discuss with your own tax adviser when payments must begin or must be made.

Under the Inherited IRA beneficiary continuation contract:

•

You must receive payments at least annually (but can elect to receive payments monthly or quarterly). Payments are generally made over your life expectancy determined in the calendar year after the deceased owner’s death and determined on a term certain basis.

•

You must receive payments from the contract even if you are receiving payments from another IRA of the deceased owner in an amount that would otherwise satisfy the amount required to be distributed from the contract. However, for certain Inherited IRAs, if you maintain another IRA of the same type (traditional or Roth) of the same deceased owner and you are also taking distributions over your life from that inherited IRA, you may qualify to take an amount from that other inherited IRA which would otherwise satisfy the amount required to be distributed from our Inherited IRA contract. If you choose not to take a payment from your Inherited IRA contract in any year, you must notify us in writing before we make the payment from the Inherited IRA contract, and we will not make any future payment unless you request in writing a reasonable time before we make such payment. If you choose to take a required payment from another inherited IRA, you are responsible for calculating the appropriate amount and reporting it on your income tax return. Please feel free to speak with your financial professional, or call our processing office, if you have any questions.

•

The beneficiary of the original IRA will be the annuitant under the Inherited IRA beneficiary continuation contract. In the case where the beneficiary is a “see-through trust,” the oldest beneficiary of the trust will be the annuitant.

•	An Inherited IRA beneficiary continuation contract is not available for owners over age 70.

•

The initial contribution must be a direct transfer from the deceased owner’s original IRA and is subject to minimum contribution amounts. See “Rules regarding contributions to your contract” in “Appendix X” for more information.

•

Subsequent contributions of at least $1,000 are permitted but must be direct transfers of your interest as a beneficiary from another IRA with a financial institution other than the Company, where the deceased owner is the same as under the original IRA contract.

•	You may make transfers among the investment options.

•

You may choose at any time to withdraw all or a portion of the account value. Any partial withdrawal must be at least $300. Withdrawal charges will apply as described in “Charges and expenses” later in this Prospectus. Please note that withdrawal charges do not apply to Accumulator® SelectSM contracts.

•

The Guaranteed minimum income benefit, Spousal continuation, the special and 12 month dollar cost averaging programs (if available), automatic investment program, Principal guarantee benefits, the Guaranteed withdrawal benefit for life and systematic withdrawals are not available under the Inherited IRA beneficiary continuation contract.

•	If you die, we will pay to a beneficiary that you choose the greater of the account value or the applicable death benefit.

•

Upon your death, your beneficiary has the option to continue taking required minimum distributions based on your remaining life expectancy or to receive any remaining interest in the contract in a lump sum. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment. If your beneficiary elects to continue to take distributions, we will increase the account value to equal the applicable death benefit if such death benefit is greater than such account value as of the date we receive satisfactory proof of death and any required instructions, information and forms. Thereafter, withdrawal charges (if applicable under your Accumulator® Series contract) will no longer apply. If you had elected any enhanced death benefits, they will no longer be in effect and charges for such benefits will stop. The Guaranteed minimum death benefit will also no longer be in effect.

Your right to cancel within a certain number of days

This is provided for informational purposes only. Since the contracts are no longer available to new purchasers, this cancellation provision is no longer applicable.

If for any reason you are not satisfied with your contract, you may return it to us for a refund. To exercise this cancellation right you must mail the contract, with a signed letter of instruction electing this right, to our processing office within 10 days after you receive it. If state law requires, this “free look” period may be longer. Other state variations may apply. Please contact your financial professional and/or see Appendix VII to find out what applies in your state.

48

Generally, your refund will equal your account value (less loan reserve account under Rollover TSA contracts) under the contract on the day we receive notification of your decision to cancel the contract and will reflect (i) any investment gain or loss in the variable investment options (less the daily charges we deduct), (ii) any guaranteed interest in the guaranteed interest option, (iii) any positive or negative market value adjustments in the fixed maturity options through the date we receive your contract, and (iv) any interest in the account for special dollar cost averaging, through the date we receive your contract. Some states, however, require that we refund the full amount of your contribution (not reflecting (i), (ii), (iii) or (iv) above). For any IRA contract returned to us within seven days after you receive it, we are required to refund the full amount of your contribution. Please note that the account for special dollar cost averaging is available to Accumulator® and Accumulator® EliteSM contract owners only.

For Accumulator® PlusSM contract owners, please note that you will forfeit the credit by exercising this right of cancellation.

We may require that you wait six months before you may apply for a contract with us again if:

•	you cancel your contract during the free look period; or

•	you change your mind before you receive your contract whether we have received your contribution or not.

Please see “Tax information” later in this Prospectus for possible consequences of cancelling your contract.

If you fully convert an existing traditional IRA contract to a Roth Conversion IRA or Flexible Premium Roth IRA contract, you may cancel your Roth Conversion IRA or Flexible Premium Roth IRA contract and return to a Rollover IRA or Flexible Premium IRA contract, whichever applies. Our processing office, or your financial professional, can provide you with the cancellation instructions.

In addition to the cancellation right described above, you have the right to surrender your contract, rather than cancel it. Please see “Surrendering your contract to receive its cash value,” later in this Prospectus. Surrendering your contract may yield results different than canceling your contract, including a greater potential for taxable income. In some cases, your cash value upon surrender may be greater than your contributions to the contract. Please see “Tax information” later in this Prospectus.

49

2. Determining your contract’s value

Your account value and cash value

Your “account value” is the total of the values you have in: (i) the variable investment options; (ii) the guaranteed interest option; (iii) market adjusted amounts in the fixed maturity options; (iv) the account for special dollar cost averaging (applies to Accumulator® and Accumulator® EliteSM contracts only); and (v) the loan reserve account (applies to Rollover TSA contracts only).

Your contract also has a “cash value.” At any time before annuity payments begin, your contract’s cash value is equal to the account value, less: (i) the total amount or a pro rata portion of the annual administrative charge, as well as any optional benefit charges; (ii) any applicable withdrawal charges (not applicable to Accumulator® SelectSM contracts); and (iii) the amount of any outstanding loan plus accrued interest (applicable to Rollover TSA contracts only). Please see “Surrendering your contract to receive its cash value” in “Accessing your money” later in this Prospectus.

Your contract’s value in the variable investment options

Each variable investment option invests in shares of a corresponding Portfolio. Your value in each variable investment option is measured by “units.” The value of your units will increase or decrease as though you had invested it in the corresponding Portfolio’s shares directly. Your value, however, will be reduced by the amount of the fees and charges that we deduct under the contract.

The unit value for each variable investment option depends on the investment performance of that option, less daily charges for:

(i)	mortality and expense risks;

(ii)	administrative expenses; and

(iii)	distribution charges.

On any day, your value in any variable investment option equals the number of units credited to that option, adjusted for any units purchased for or deducted from your contract under that option, multiplied by that day’s value for one unit. The number of your contract units in any variable investment option does not change unless they are:

(i)	increased to reflect additional contributions (plus the credit for Accumulator® PlusSM contracts);

(ii)	decreased to reflect a withdrawal (plus withdrawal charges if applicable under your Accumulator® Series contract);

(iii)	increased to reflect a transfer into, or decreased to reflect a transfer out of, a variable investment option; or
(iv)	increased or decreased to reflect a transfer of your loan amount from or to the loan reserve account under a Rollover TSA contract.

In addition, when we deduct the enhanced death benefit, Guaranteed minimum income benefit, Principal guarantee benefits, Guaranteed withdrawal benefit for life and/or Earnings enhancement benefit charges, the number of units credited to your contract will be reduced. Your units are also reduced when we deduct the annual administrative charge. A description of how unit values are calculated is found in the SAI.

Your contract’s value in the guaranteed interest option

Your value in the guaranteed interest option at any time will equal: your contributions and transfers to that option, plus interest, minus withdrawals out of the option, and charges we deduct.

Your contract’s value in the fixed maturity options

Your value in each fixed maturity option at any time before the maturity date is the market adjusted amount in each option, which reflects withdrawals out of the option and charges we deduct. This is equivalent to your fixed maturity amount increased or decreased by the market value adjustment. Your value, therefore, may be higher or lower than your contributions (less withdrawals) accumulated at the rate to maturity. At the maturity date, your value in the fixed maturity option will equal its maturity value, provided there have been no withdrawals or transfers.

Your contract’s value in the account for special dollar cost averaging

(For Accumulator® and Accumulator® EliteSM contracts only)

Your value in the account for special dollar cost averaging at any time will equal your contribution allocated to that option, plus interest, less the sum of all amounts that have been transferred to the variable investment options you have selected.

Effect of your account value falling to zero

Your account value will fall to zero and your contract will terminate without value if your account value is insufficient to pay any applicable charges when due. Your account value could become insufficient due to withdrawals and/or poor market performance. Upon such termination, you will lose your Guaranteed minimum income benefit, Guaranteed minimum death benefit and any other guaranteed benefits, except as discussed below. If your account value is low, we strongly urge you to contact your financial professional or us

50

to determine the appropriate course of action prior to your next contract date anniversary. Your options may include making additional contributions, stopping withdrawals or exercising your Guaranteed minimum income benefit on your next contract date anniversary.

We deduct guaranteed benefit and annual administrative charges from your account value on your contract date anniversary. If you elected the Guaranteed minimum income benefit, you can only exercise the benefit during the 30 day period following your contract date anniversary. Therefore, if your account value is not sufficient to pay fees on your next contract date anniversary, your contract will terminate without value and you will not have an opportunity to exercise your Guaranteed minimum income benefit unless the no lapse guarantee provision under your contract is still in effect.

See Appendix VII later in this Prospectus for any state variations with regard to terminating your contract.

Guaranteed minimum income benefit no lapse guarantee.  In certain circumstances, even if your account value falls to zero, your Guaranteed minimum income benefit will still have value. Please see “Contract features and benefits” earlier in this Prospectus for information on this feature.

Principal guarantee benefits.  If you take no withdrawals, and your account value is insufficient to pay charges, we will not terminate your contract if you are participating in a PGB. Your contract will remain in force and we will pay your guaranteed amount at the benefit maturity date.

Guaranteed withdrawal benefit for life.  If you elect the Guaranteed withdrawal benefit for life and your account value falls to zero due to an Excess withdrawal, we will terminate your contract, including any Guaranteed minimum death benefit, and you will receive no payment or supplementary life annuity contract, even if your GWBL benefit base is greater than zero. If, however, your account value falls to zero, either due to a withdrawal or surrender that is not an Excess withdrawal or due to a deduction of charges, the benefit will still have value. See “Contract features and benefits” earlier in this Prospectus.

Termination of your contract

Your contract, including any guaranteed benefits (except as noted below) you have elected, will terminate for any of the following reasons:

•	You surrender your contract. See “Surrendering your contract to receive its cash value” in Accessing your money” for more information.

•	You annuitize your contract. See “Your annuity payout options” in Accessing your money” for more information.

•	Your contract reaches its maturity date, which will never be later than the contract date anniversary following your 95th birthday, at which time the contract must be annuitized or paid out in a lump sum. See “Your Annuity maturity date” in “Accessing your money” later in this Prospectus.

•	Your account value is insufficient to pay any applicable charges when due. See “Effect of your account value falling to zero” earlier in this section for more information.

Under certain circumstances, your GWBL and its minimum death benefit will continue even if your contract terminates. See “Guaranteed withdrawal benefit for life (“GWBL”)” in “Contracts features and benefits” earlier in this Prospectus for more information.

51

3. Transferring your money among investment options

Transferring your account value

At any time before the date annuity payments are to begin, you can transfer some or all of your account value among the investment options, subject to the following:

•

You may not transfer any amount to the account for special dollar cost averaging. Please note that the account for special dollar cost averaging is available to Accumulator® and Accumulator® EliteSM contract owners only.

•	You may not transfer to a fixed maturity option that has a rate to maturity of 3%.

•	For Accumulator® SelectSM contract owners, you may not transfer any amount to the 12 month dollar cost averaging program.

•

If an owner or annuitant is age 76-80, you must limit your transfers to fixed maturity options with maturities of seven years or less. If an owner or annuitant is age 81 or older, you must limit your transfers to fixed maturity options of five years or less. Also, the maturity dates may be no later than the date annuity payments are to begin.

•	If you make transfers out of a fixed maturity option other than at its maturity date, the transfer may cause a market value adjustment.

•

For Accumulator® PlusSM, Accumulator® EliteSM and Accumulator® SelectSM contract owners, a transfer into the guaranteed interest option will not be permitted if such transfer would result in more than 25% of the annuity account value being allocated to the guaranteed interest option, based on the annuity account value as of the previous business day.

Some states may have additional transfer restrictions. Please see Appendix VII later in this Prospectus.

In addition, we reserve the right to restrict transfers into and among variable investment options, including limitations on the number, frequency, or dollar amount of transfers. Our current transfer restrictions are set forth in the “Disruptive transfer activity” section below.

We may, at any time, change our transfer rules. We may also, at any time, exercise our right to terminate transfers to any of the variable investment options and to limit the number of variable investment options which you may elect.

The maximum amount that may be transferred from the guaranteed interest option to any investment option (including amounts transferred pursuant to the fixed-dollar option and interest sweep option dollar cost averaging programs described under “Allocating your contributions” in “Contract features and benefits” earlier in this Prospectus) in any contract year is the greatest of:

(a)	25% of the amount you have in the guaranteed interest option on the last day of the prior contract year; or

(b)	the total of all amounts transferred at your request from the guaranteed interest option to any of the investment options in the prior contract year; or

(c)	25% of amounts transferred or allocated to the guaranteed interest option during the current contract year.

From time to time, we may remove the restrictions regarding transferring amounts out of the guaranteed interest option. If we do so, we will tell you. We will also tell you at least 45 days in advance of the day that we intend to reimpose the transfer restrictions. When we reimpose the transfer restrictions, if any dollar cost averaging transfer out of the guaranteed interest option causes a violation of the 25% outbound restriction, that dollar cost averaging program will be terminated for the current contract year. A new dollar cost averaging program can be started in the next or subsequent contract years.

You may request a transfer in writing (using our specific form) through Online Account Access. You must send in all written transfer requests on the specific form we provide directly to our processing office. We will confirm all transfers in writing.

Please see “Allocating your contributions” in “Contract features and benefits” for more information about your role in managing your allocations.

Our administrative procedures for calculating your Roll-Up benefit base following a transfer

As explained under “6% Roll-Up to age 85 (used for the Greater of 6% (4% in Washington) Roll-Up to age 85 enhanced death benefit or the Annual Ratchet to age 85 enhanced death benefit AND for the Guaranteed minimum income benefit)” earlier in the Prospectus, the higher Roll-Up rate (6% or 4% for only the 4% Roll-Up to age 85 death benefit base in Washington) applies with respect to most investment options and amounts in the account for special dollar cost averaging (if available), but a lower Roll-Up rate (3%) applies with respect to the EQ/Intermediate Government Bond option, the EQ/Money Market option (except amounts in the 12 month dollar cost averaging program, if available), the fixed maturity options, the guaranteed interest option and the loan reserve account under Rollover TSA (the “lower Roll-Up rate options”). The other investment options, to which the higher rate applies, are referred to as the “higher Roll-Up rate options”. For more information about the Roll-Up rate applicable in Washington, see Appendix VII.

52

Your Roll-up benefit base is comprised of two segments, representing that portion of your benefit base, if any, that rolls up at 6% and the other portion that is rolling up at 3%. If you transfer account value from a 6% option to a 3% option, all or a portion of your benefit base will transfer from the 6% benefit base segment to the 3% benefit base segment. Similarly, if you transfer account value from a 3% option to a 6% option, all or a portion of your benefit base will transfer from the 3% segment to the 6% segment. To determine how much to transfer from one Roll-up benefit base segment to the other Roll-up benefit base segment, we use a pro rata calculation.

This means that we calculate the percentage of current account value in the investment options with a 6% roll-up rate that is being transferred to an investment option with a 3% roll-up (or vice versa) and transfer the same percentage of the Roll-up benefit base from one segment to the other segment. The effect of a transfer on your benefit base will vary depending on your particular circumstances, but it is important to note that the dollar amount of the transfer between your Roll-up benefit base segments is generally not the same as the dollar amount of the account value transfer.

•

For example, if your account value is $30,000 and has always been invested in 6% investment options, and your benefit base is $40,000 and is all rolling up at 6%, and you transfer 50% of your account value ($15,000) to the EQ/Money Market variable investment option (a 3% investment option), then we will transfer 50% of your benefit base ($20,000) from the 6% benefit base segment to the 3% benefit base segment. Therefore, immediately after the transfer, of your $40,000 benefit base, $20,000 will roll-up at 6% and $20,000 will roll-up at 3%. In this example , the amount of your Roll-up benefit base rolling up at 3% is more than the dollar amount of your transfer to a 3% investment option.

•

For an additional example, if your account value is $40,000 and has always been invested in 3% investment options, and your benefit base is $30,000 and is all rolling up at 3%, and you transfer 50% of your account value ($20,000) to a 6% investment option, then we will transfer 50% of your benefit base ($15,000) from the 3% benefit base segment to the 6% benefit base segment. Therefore, immediately after the transfer, of your $30,000 benefit base, $15,000 will roll-up at 6% and $15,000 will roll-up at 3%. In this example, the dollar amount of your benefit base rolling up at 6% is less than the dollar amount of your transfer to a 6% investment option.

If you request withdrawals using our Dollar-for-Dollar Withdrawal Service and indicate you want to preserve your roll-up benefit base, the service will automatically account for any differing roll-up rates among your investment options. See “Dollar-for-dollar withdrawal service” in “Accessing your money” later in this Prospectus. Whether you request withdrawals through our Dollar-for-Dollar service or without using that service, you should consider the impact on any withdrawals on your benefit bases. See “How withdrawals affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Principal guarantee benefits” in “Accessing your money” later in this Prospectus.

Disruptive transfer activity

You should note that the contract is not designed for professional “market timing” organizations, or other organizations or individuals engaging in a market timing strategy. The contract is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer’s investment. This can happen when it is not advantageous to sell any securities, so the portfolio’s performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading.

Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity,

53

including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all contract owners.

We offer investment options with underlying portfolios that are part of EQ Premier VIP Trust and EQ Advisors Trust (together, the “trusts”). The trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio’s net inflows or outflows exceed an established monitoring threshold, the trust obtains from us contract owner trading activity. The trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity. Each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.

As of the date of this Prospectus, we do not offer investment options with underlying portfolios that are part of an outside trust (an “unaffiliated trust”). Should we offer such investment options in the future, each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity, which would be disclosed in the unaffiliated trust prospectus. If an unaffiliated trust advises us that there may be disruptive activity from one of our contract owners, we will work with the unaffiliated trust to review contract owner trading activity. Any such unaffiliated trust would also have the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios.

When a contract is identified in connection with potentially disruptive transfer activity for the first time, a letter is sent to the contract owner explaining that there is a policy against disruptive transfer activity and that if such activity continues certain transfer privileges may be eliminated. If and when the contract owner is identified a second time as engaged in potentially disruptive transfer activity under the contract, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected contract. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all contract owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by contract owners. As of the date of this Prospectus, the trusts had not implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the contract owner.

Contract owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, contract owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some contract owners may be treated differently than others, resulting in the risk that some contract owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.

Rebalancing your account value

We currently offer two rebalancing programs that you can use to automatically reallocate your account value among your investment options. Option I allows you to rebalance your account value among the variable investment options. Option II allows you to rebalance among the variable investment options and the guaranteed interest option. Under both options, rebalancing is not available for amounts you have allocated to the fixed maturity options.

To enroll in one of our rebalancing programs, you must notify us in writing or through Online Account Access and tell us:

(a)	the percentage you want invested in each investment option (whole percentages only), and

(b)	how often you want the rebalancing to occur (quarterly, semiannually, or annually on a contract year basis)

Rebalancing will occur on the same day of the month as the contract date. If a contract is established after the 28th, rebalancing will occur on the first business day of the month following the contract issue date. If you elect rebalancing, the rebalancing in the last quarter of the contract year will occur on the contract date anniversary.

You may elect or terminate the rebalancing program at any time. You may also change your allocations under the program at any time. Once enrolled in the rebalancing program, it will remain in effect until you instruct us in writing to terminate the program. Requesting an investment option transfer while enrolled in our rebalancing program will not automatically change your allocation instructions for rebalancing your account value. This means that upon the next scheduled rebalancing, we will transfer amounts among your investment options pursuant to the allocation instructions previously on file for your program. Changes to your allocation instructions for the rebalancing program (or termination of your enrollment in the program) must be in writing and sent to our Processing Office. Termination requests can be made online through Online Account Access. See “How to reach us” in “The Company” earlier in this Prospectus. There is no charge for the rebalancing feature.

54

Rebalancing does not assure a profit or protect against loss. You should periodically review your allocation percentages as your needs change. You may want to discuss the rebalancing program with your financial professional before electing the program.

While your rebalancing program is in effect, we will transfer amounts among the investment options so that the percentage of your account value that you specify is invested in each option at the end of each rebalancing date. At any time, however, we may exercise our right to terminate transfers to any of the variable investment options and to limit the number of variable investment options which you may elect.

If you select Option II, you will be subject to our rules regarding transfers from the guaranteed interest option to the variable investment options. These rules are described in “Transferring your account value” earlier in this section. Under Option II, a transfer into or out of the guaranteed interest option to initiate the rebalancing program will not be permitted if such transfer would violate these rules. If this occurs, the rebalancing program will not go into effect.

You may not elect Option II if you are participating in any dollar cost averaging program. You may not elect Option I if you are participating in general dollar cost averaging or, in the case of Accumulator® SelectSM contract owners, 12 month dollar cost averaging.

If you elect a benefit that limits your variable investment options, those limitations will also apply to the rebalancing programs.

55

4. Accessing your money

Withdrawing your account value

You have several ways to withdraw your account value before annuity payments begin. The table below shows the methods available under each type of contract. More information follows the table.

All withdrawals reduce your account value on a dollar for dollar basis. The impact of withdrawals on your guaranteed benefits is described in “’How withdrawals affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Principal guarantee benefits’’ and ‘‘How withdrawals affect your GWBL and Guaranteed minimum death benefit’’ later in this section. Withdrawals can potentially cause your contract to terminate, as described in “Effect of your account value falling to zero’’ in ‘‘Determining your contract’s value’’ earlier in this Prospectus.

Method of withdrawal

Contract(1)	Auto- matic payment plans (GWBL only)	Partial	Syste- matic	Pre-age 59 1/2 sub- stantially equal	Lifetime required minimum distribu- tion
NQ	Yes	Yes	Yes	No	No
Rollover IRA	Yes	Yes	Yes	Yes	Yes
Flexible Premium IRA	Yes	Yes	Yes	Yes	Yes
Roth Conversion IRA	Yes	Yes	Yes	Yes	No
Flexible Premium Roth IRA	Yes	Yes	Yes	Yes	No
Inherited IRA	No	Yes	No	No	(2)
QP(3)	Yes	Yes	No	No	No
Rollover TSA(4)	Yes	Yes	Yes	No	Yes
(1)	Please note that not all contract types are available under the Accumulator® Series of contracts.
(2)	The contract pays out post-death required minimum distributions. See “Inherited IRA beneficiary continuation contract” in “Contract features and benefits” earlier in this Prospectus.
(3)	All payments are made to the plan trust as the owner of the contract. See “Appendix II: Purchase considerations for QP contracts” later in this Prospectus.
(4)

Employer or plan approval required for all transactions. Your ability to take withdrawals or loans from, or surrender your TSA contract may be limited. See Appendix IX — “Tax Sheltered Annuity contracts (TSAs)” later in this Prospectus.

All requests for withdrawals must be made on a specific form that we provide. Please see “How to reach us” under “The Company” earlier in this Prospectus for more information.

Dollar-for-dollar withdrawal service

If you have at least one guaranteed benefit where withdrawals reduce the benefit base on a dollar-for-dollar basis, you may request a one-time lump sum or systematic withdrawal through our Dollar-for-Dollar Withdrawal Service. Withdrawals under this automated withdrawal service will never result in a pro-rata reduction of the guaranteed benefit base, and will never terminate the no-lapse guarantee if your contract had the no-lapse guarantee prior to utilizing this service and provided that you do not take any withdrawals outside the service. Systematic withdrawals set up using the Dollar-for-Dollar Withdrawal Service adjust automatically to account for financial transactions that may otherwise have an adverse impact on your guaranteed benefits, and, for certain types of withdrawals, adjust automatically to increase the withdrawal amount.

Withdrawals under the Dollar-for-Dollar Withdrawal Service will continue, even if your account value is low, until you terminate the service by notifying us in writing. If your account value is low and you have guaranteed benefits, you should consider ending the Dollar-for-Dollar Withdrawal Service. Except in certain circumstances, if your account value falls to zero, your contract and any guaranteed benefits will be terminated. See “Effect of your account value falling to zero” in “Determining your contract’s value” earlier in this Prospectus.

You may use the Dollar-for-Dollar Withdrawal Service to elect a one-time lump sum withdrawal or to enroll in systematic withdrawals at monthly, quarterly, or annual intervals. If you take withdrawals using this service, you must choose whether you want your withdrawal to be calculated to: (i) preserve the Roll-up benefit base as of the last contract date anniversary (or the benefit base as of the withdrawal transaction date); or (ii) take the full dollar-for-dollar withdrawal amount available under the contract to avoid a pro-rata reduction of the guaranteed benefit base.

•

Roll-up benefit base preservation: You can request a withdrawal that will preserve the Roll-up benefit base as of the last contract anniversary or the withdrawal transaction date. In general, this amount will be less than the Roll-up rate times the last contract date anniversary benefit base. This calculation results from the fact that the Roll-up benefit base rolls up daily. If a withdrawal is taken on any day prior to the last day of the contract year, the daily roll-up rate will be applied going forward to the reduced benefit base. Therefore, the benefit base is only fully increased by an annual amount that equals the roll-up rate times the prior contract date anniversary benefit base if there have been no withdrawals during that year.

56

Because the Roll-up benefit base no longer rolls up after age 85, any withdrawals you take after age 85 will always reduce your benefit base. If you wish to preserve your benefit base, you must stop taking withdrawals after age 85. For more information about the impact of withdrawals on your guaranteed benefits after age 85, see ‘‘How withdrawals affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Principal guarantee benefits’’ in ‘‘Accessing your money.”

•

Full dollar-for-dollar: You can request to withdraw the full dollar-for-dollar withdrawal amount. Full dollar-for-dollar withdrawals reduce the guaranteed benefit base and cause the value of the benefit base on the next contract date anniversary to be lower than the prior contract date anniversary, assuming no additional contributions or resets have occurred. In general, taking full dollar-for-dollar withdrawals will cause a reduction to the guaranteed benefit base over time and decrease the full dollar-for-dollar withdrawal amount available in subsequent contract years. The reduction in dollar-for-dollar amounts is due to amounts being withdrawn prior to earning the full year’s annual compounded Roll-up rate. Although the benefit base will reduce over time, full dollar-for-dollar withdrawals taken through the service always reduce the benefit base in the amount of the withdrawal and never more than the withdrawal amount.

If you are over age 85, your Roll-up benefit base is no longer credited with the annual roll-up rate, so even withdrawals based on the Full dollar-for-dollar calculation will significantly reduce the value of your benefit. Every withdrawal you take will permanently reduce your Roll-up benefit base by at least the full amount of the withdrawal.

If you request a withdrawal calculation that preserves your roll up benefit base, the Dollar-for-Dollar Withdrawal Service adjusts for investment options to which a 3% Roll-up rate applies (the EQ/Money Market option except amounts allocated to the account for special money market dollar cost averaging (if applicable), the fixed maturity options, the guaranteed interest option, and the loan reserve account under Rollover TSA) (the “lower Roll-up options”). If you want to preserve your roll up benefit base and you elected a guaranteed benefit that provides a 6% roll-up, allocations of account value to any lower Roll-up option will generally reduce the amount of withdrawals under the Dollar-for-Dollar Withdrawal Service.

We will make the withdrawal on any day of the month that you select as long as it is not later than the 28th day of the month. However, you must elect a date that is more than three calendar days prior to your contract date anniversary.

There is no charge to use the Dollar-for-Dollar Withdrawal Service. Currently, we do not charge for quotes from the Dollar-for-Dollar Withdrawal Service but reserve the right to charge for such quotes upon advance notice to you. Please speak with your financial professional or call us for additional information about the Dollar-for-Dollar Withdrawal Service.

Partial withdrawals

(All contracts)

You may take partial withdrawals from your account value at any time. The minimum amount you may withdraw is $300.

Partial withdrawals will be subject to a withdrawal charge if they exceed the 10% free withdrawal amount. For more information, see “10% free withdrawal amount” in “Charges and expenses” later in this Prospectus.

Any request for a partial withdrawal that results in an Excess withdrawal will terminate your participation in the Maximum payment plan or Customized payment plan. Any partial withdrawal request will terminate the systematic withdrawal option.

Automatic payment plans

(For contracts with GWBL only)

You may take automatic withdrawals under either the Maximum payment plan or the Customized payment plan, as described below. Under either plan, you may take withdrawals on a monthly, quarterly or annual basis. You may change the payment frequency of your withdrawals at any time, and the change will become effective on the next contract date anniversary.

You may elect either the Maximum payment plan or the Customized payment plan at any time. You must wait at least 28 days from contract issue before automatic payments begin. We will make the withdrawal on any day of the month that you select as long as it is not later than the 28th day of the month. However, you must elect a date that is more than three calendar days prior to your contract date anniversary.

Maximum payment plan.  Our Maximum payment plan provides for the withdrawal of the Guaranteed annual withdrawal amount in scheduled payments. The amount of the withdrawal will increase following any Annual Ratchet or 5% deferral bonus.

If you elect the Maximum payment plan and start monthly or quarterly payments after the beginning of a contract year, the payments you take that year will be less than your Guaranteed annual withdrawal amount.

If you take a partial withdrawal while the Maximum payment plan is in effect, we will terminate the plan. You may enroll in the plan again at any time, but the scheduled payments will not resume until the next contract date anniversary.

Customized payment plan.  Our Customized payment plan provides for the withdrawal of a fixed amount not greater than the Guaranteed annual withdrawal amount in scheduled payments. The amount of the withdrawal will not be increased following any Annual Ratchet or 5% deferral bonus. You must elect to change the scheduled payment amount.

It is important to note that if you elect the Customized payment plan and start monthly or quarterly withdrawals after the beginning of a contract year, you could select scheduled payment amounts that would cause an Excess withdrawal. If your selected scheduled payment would cause

57

an Excess withdrawal, we will notify you. As discussed earlier in the Prospectus, Excess withdrawals may significantly reduce the value of the Guaranteed withdrawal benefit for life benefit. See “Effect of Excess withdrawals” in “Contract features and benefits” earlier in this Prospectus.

If you take a partial withdrawal while the Customized payment plan is in effect, we will terminate the plan. You may enroll in the plan again at any time, but the scheduled payments will not resume until the next contract date anniversary.

Systematic withdrawals

(All contracts except Inherited IRA and QP)

You may take systematic withdrawals of a particular dollar amount or a particular percentage of your account value. (Rollover TSA contracts may have restrictions and employer or plan approval is required.)

You may take systematic withdrawals on a monthly, quarterly or annual basis as long as the withdrawals do not exceed the following percentages of your account value: 0.8% monthly, 2.4% quarterly and 10.0% annually. The minimum amount you may take in each systematic withdrawal is $250. If the amount withdrawn would be less than $250 on the date a withdrawal is to be taken, we will not make a payment and we will terminate your systematic withdrawal election.

If the withdrawal charges on your contract have expired, you may elect a systematic withdrawal option in excess of percentages described in the preceding paragraph, up to 100% of your account value. However, if you elect a systematic withdrawal option in excess of these limits, and make a subsequent contribution to your contract, the systematic withdrawal option will be terminated. You may then elect a new systematic withdrawal option within the limits described in the preceding paragraph. Please note that withdrawal charges do not apply to Accumulator® SelectSM contracts.

If you have guaranteed benefits based on a Roll-up benefit base and your aggregate systematic withdrawals during any contract year exceed your Roll-Up rate multiplied by your guaranteed benefit base as of your most recent contract date anniversary, your benefit base will be reduced on a pro rata basis and could result in a guaranteed benefit base reduction that is greater than the withdrawal amount. See “How withdrawals affect your Guaranteed minimum income benefit and Guaranteed minimum death benefit” later in this section.

If you elect our systematic withdrawal program, you may request to have your withdrawals made on any day of the month, subject to the following restrictions:

•	You must select a date that is more than three calendar days prior to your contract date anniversary; and

•	You cannot select the 29th, 30th or 31st.

If you do not select a date, we will make the withdrawals the same day of the month as the day we receive your request to elect the program, subject to the same restrictions listed above. You must wait at least 28 days after your contract is issued before your systematic withdrawals can begin. You must elect a date that is more than three calendar days prior to your contract date anniversary.

You may elect to take systematic withdrawals at any time.

You may change the payment frequency, or the amount or percentage of your systematic withdrawals, once each contract year. However, you may not change the amount or percentage in any contract year in which you have already taken a partial withdrawal. You can cancel the systematic withdrawal option at any time.

For all contracts except Accumulator® SelectSM, systematic withdrawals are not subject to a withdrawal charge, except to the extent that, when added to a partial withdrawal previously taken in the same contract year, the systematic withdrawal exceeds the 10% free withdrawal amount. Also, systematic withdrawals are not available if you have elected a Principal guarantee benefit or the Guaranteed withdrawal benefit for life.

If you are over age 85, your Annual Ratchet to age 85 and “Greater of” death benefit bases will no longer be eligible to increase. Any withdrawals after your 85th birthday will permanently reduce the value of your benefit.

Substantially equal withdrawals

(Rollover IRA, Roth Conversion IRA, Flexible Premium IRA and Flexible Premium Roth IRA contracts)

We offer our ‘‘substantially equal withdrawals option’’ to allow you to receive distributions from your account value without triggering the 10% additional federal income tax penalty, which normally applies to distributions made before age 59 1/2. Substantially equal withdrawals are also referred to as ‘‘72(t) exception withdrawals’’. See ‘‘Tax information’’ later in this Prospectus. We use one of the IRS-approved methods for doing this; this is not the exclusive method of meeting this exception. After consultation with your tax adviser, you may decide to use another method which would require you to compute amounts yourself and request partial withdrawals. In such a case, a withdrawal charge may apply (if applicable under your Accumulator® Series contract). Once you begin to take substantially equal withdrawals, you should not (i) stop them; (ii) change the pattern of your withdrawals for example, by taking an additional partial withdrawal; or (iii) contribute any more to the contract until after the later of age 59 1/2 or five full years after the first withdrawal. If you alter the pattern of withdrawals, you may be liable for the 10% federal tax penalty that would have otherwise been due on prior withdrawals made under this option and for any interest on the delayed payment of the penalty.

If you have guaranteed benefits based on a Roll-up benefit base and your aggregate substantially equal withdrawals during any contract year exceed your Roll-Up rate multiplied by your guaranteed benefit base as of your most recent contract date anniversary, your benefit base will be reduced on a pro rata basis and could result in a guaranteed benefit base reduction that is greater than the withdrawal amount. See “How withdrawals affect your Guaranteed minimum

58

income benefit and Guaranteed minimum death benefit” later in this section.

In accordance with IRS guidance, an individual who has elected to receive substantially equal withdrawals may make a one time change, without penalty, from one of the IRS-approved methods of calculating fixed payments to another IRS-approved method (similar to the required minimum distribution rules) of calculating payments which vary each year.

You may elect to take substantially equal withdrawals at any time before age 59 1/2. We will make the withdrawal on any day of the month that you select as long as it is not later than the 28th day of the month. However, you must elect a date that is more than three calendar days prior to your contract date anniversary. We will calculate the amount of your substantially equal withdrawals using the IRS-approved method we offer. The payments will be made monthly, quarterly or annually as you select. These payments will continue until (i) we receive written notice from you to cancel this option; (ii) you take an additional partial withdrawal; or (iii) you contribute any more to the contract. You may elect to start receiving substantially equal withdrawals again, but the payments may not restart in the same calendar year in which you took a partial withdrawal or added amounts to the contract. We will calculate the new withdrawal amount.

For all contracts except Accumulator® SelectSM, substantially equal withdrawals that we calculate for you are not subject to a withdrawal charge, except to the extent that, when added to a partial withdrawal previously taken in the same contract year, the substantially equal withdrawal exceeds the free withdrawal amount (see “10% free withdrawal amount” in “Charges and expenses” later in this Prospectus).

Also, the substantially equal withdrawal program is not available if you have elected a Principal guarantee benefit or the Guaranteed withdrawal benefit for life.

If you are over age 85, your Annual Ratchet to age 85 and “Greater of” death benefit bases will no longer be eligible to increase. Any withdrawals after your 85th birthday will permanently reduce the value of your benefit.

Lifetime required minimum distribution withdrawals

(Rollover IRA, Flexible Premium IRA and Rollover TSA contracts only — See “Tax information” and Appendix IX later in this Prospectus)

We offer our “automatic required minimum distribution (RMD) service” to help you meet lifetime required minimum distributions under federal income tax rules. This is not the exclusive way for you to meet these rules. After consultation with your tax adviser, you may decide to compute required minimum distributions yourself and request partial withdrawals. In such a case, a withdrawal charge may apply (if applicable under your Accumulator® Series contract). Before electing this account based withdrawal option, you should consider whether annuitization might be better in your situation. If you have elected either the Guaranteed minimum death benefit based on a Roll-up benefit base or Guaranteed minimum income benefit, and amounts withdrawn from the contract to meet RMDs exceed your Roll-Up rate multiplied by your guaranteed benefit base as of your most recent contract date anniversary, your benefit base will be reduced on a pro rata basis and could result in a guaranteed benefit base reduction that is greater than the withdrawal amount. If you are over age 85, your Annual Ratchet to age 85 and “Greater of” death benefit bases will no longer be eligible to increase. Any withdrawals after your 85th birthday will permanently reduce the value of your benefit. See “How withdrawals affect your Guaranteed minimum income benefit and Guaranteed minimum death benefit” later in this section.

Also, the actuarial present value of additional contract benefits must be added to the account value in calculating required minimum distribution withdrawals from annuity contracts funding TSAs and IRAs, which could increase the amount required to be withdrawn. Please refer to ‘‘Tax information’’ and Appendix IX later in this Prospectus.

Under legislation enacted at the end of 2019:

•	If your birthdate is June 30, 1949 or earlier, you may elect our “automatic required minimum distribution (RMD) service” in the year in which you reach age 70 1/2 , or in any later year.

•	If your birthdate is July 1, 1949 or later, you may elect our “automatic required minimum distribution (RMD) service” in the year in which you reach age 72, or in any later year.

See the discussion of lifetime required minimum distributions under “Tax Information” later in this Prospectus.

The minimum amount we will pay out is $250. Currently, minimum distribution withdrawal payments will be made annually. See “Required minimum distributions” in “Tax information” and Appendix IX later in this Prospectus for your specific type of retirement arrangement.

For Rollover IRA, Flexible Premium IRA, and Rollover TSA contracts, we will send a form outlining the distribution options available in the year you reach age 72 (or age 70 1/2 if applicable) (if you have not begun your annuity payments before that time).

We do not impose a withdrawal charge on minimum distribution withdrawals taken through our automatic RMD service except if, when added to a partial withdrawal previously taken in the same contract year, the minimum distribution withdrawal exceeds the 10% free withdrawal amount. Please note that withdrawal charges do not apply to Accumulator® SelectSM contracts.

Under Rollover TSA contracts, you may not elect our automatic RMD service if a loan is outstanding.

For contracts with GWBL.  Generally, if you elect our automatic RMD service, any lifetime required minimum distribution payment we make to you under our automatic RMD service will not be treated as an Excess withdrawal.

59

If you elect either the Maximum payment plan or the Customized payment plan AND our automatic RMD service, we will make an extra payment, if necessary, on December 1st that will equal your lifetime required minimum distribution less all payments made through November 30th and any scheduled December payment. The combined automatic plan payments and lifetime required minimum distribution payment will not be treated as Excess withdrawals, if applicable. However, if you take any partial withdrawals in addition to your lifetime required minimum distribution and automatic payment plan payments, your applicable automatic payment plan will be terminated. The partial withdrawals may cause an Excess withdrawal and may be subject to a withdrawal charge (if applicable under your Accumulator® Series contract). You may enroll in the plan again at any time, but the scheduled payments will not resume until the next contract date anniversary. Further, your GWBL benefit base and Guaranteed annual withdrawal amount may be reduced. See “Effect of Excess withdrawals” in “Contract features and benefits” earlier in this Prospectus.

If you elect our automatic RMD service and elect to take your Guaranteed annual withdrawal amount in partial withdrawals without electing one of our available automatic payment plans, we will make a payment, if necessary, on December 1st that will equal your required minimum distribution less all withdrawals made through November 30th. If prior to December 1st you make a partial withdrawal that exceeds your Guaranteed annual withdrawal amount, but not your RMD amount, that partial withdrawal will be treated as an Excess withdrawal, as well as any subsequent partial withdrawals made during the same contract year. However, if by December 1st your withdrawals have not exceeded your RMD amount, the RMD payment we make to you will not be treated as an Excess withdrawal.

For contracts with the Guaranteed minimum income benefit.  The no lapse guarantee will not be terminated if a required minimum distribution payment using our automatic RMD service causes your cumulative withdrawals in the contract year to exceed 6% of the Roll-Up benefit base (as of the beginning of the contract year), although such cumulative withdrawals will reduce your Guaranteed minimum income benefit base on a pro rata basis). See “How withdrawals affect your Guaranteed minimum income benefit and Guaranteed minimum death benefit” later in this section.

Owners of tax-qualified contracts (IRA, TSA and QP) generally should not reset the Roll-Up benefit base if lifetime required minimum distributions must begin before the end of the new exercise waiting period. See “Guaranteed minimum death benefit/Guaranteed minimum income benefit Roll-Up benefit base reset” in “Contract features and benefits” earlier in this Prospectus.

How withdrawals are taken from your account value

Unless you specify otherwise, we will subtract your withdrawals on a pro rata basis from your value in the variable investment options and the guaranteed interest option. If there is insufficient value or no value in the variable investment options and the guaranteed interest option, any additional amount of the withdrawal required or the total amount of the withdrawal will be withdrawn from the fixed maturity options in the order of the earliest maturity date(s) first. For Accumulator®and Accumulator® EliteSM contracts only, if the fixed maturity option amounts are insufficient, we will deduct all or a portion of the withdrawal from the account for special dollar cost averaging. A market value adjustment will apply to withdrawals from the fixed maturity options.

You may choose to have your Customized payment plan scheduled payments, your systematic withdrawals or your substantially equal withdrawals taken from specific variable investment options and/or the guaranteed interest option. If you choose specific variable investment options and/or the guaranteed interest option, and the value in those selected option(s) drops below the requested withdrawal amount, the requested amount will be taken on a pro rata basis from all investment options on the business day after the withdrawal was scheduled to occur. All subsequent scheduled payments or withdrawals will be processed on a pro rata basis on the business day you initially elected.

How withdrawals affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Principal guarantee benefits

In general, withdrawals (including RMDs) will reduce your guaranteed benefits on a pro rata basis. Reduction on a pro rata basis means that we calculate the percentage of your current account value that is being withdrawn and we reduce your current benefit by the same percentage. For example, if your account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your account value. If your benefit was $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 X .40) and your new benefit after the withdrawal would be $24,000 ($40,000 – $16,000).

If your account value is greater than your benefit, a withdrawal will result in a reduction of your benefit that will be less than the withdrawal. For example, if your account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your account value. If your benefit was $20,000 before the withdrawal, it would reduced by $8,000 ($20,000 x .40) and your new benefit after the withdrawal would be $12,000 ($20,000 – $8,000).

For purposes of calculating the adjustment to your guaranteed benefits, the amount of the withdrawal will include the amount of any applicable withdrawal charge. Using the example above, the $12,000 withdrawal would include the withdrawal amount paid to you and the amount of any applicable withdrawal charge deducted from your account value. For more information on the calculation of the charge, see “Withdrawal charge” later in this Prospectus. Please note that withdrawal charges do not apply to Accumulator® SelectSM contracts.

With respect to the Guaranteed minimum income benefit and the Greater of 6% Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit, withdrawals (including any applicable withdrawal charges, if applicable) will reduce each of the benefits’ 6% Roll-Up to age 85 benefit base on a dollar-for-dollar basis, as long as the sum of withdrawals in a contract year is 6% or less of the 6% Roll-Up benefit base on

60

the contract issue date or the most recent contract date anniversary, if later. For this purpose, in the first contract year, all contributions received in the first 90 days after contract issue will be considered to have been received on the first day of the contract year. In subsequent contract years, additional contributions made during a contract year do not affect the amount of the withdrawals that can be taken on a dollar-for-dollar basis in that contract year. Once a withdrawal is taken that causes the sum of withdrawals in a contract year to exceed 6% of the benefit base on the most recent anniversary, that entire withdrawal (including RMDs) and any subsequent withdrawals in that same contract year will reduce the benefit base pro rata. Reduction on a dollar-for-dollar basis means that your 6% Roll-Up to age 85 benefit base will be reduced by the dollar amount of the withdrawal for each Guaranteed benefit. The Annual Ratchet to age 85 benefit base will always be reduced on a pro rata basis.

Pro rata withdrawal — A withdrawal that reduces your guaranteed benefit base amount on a pro rata basis. Reduction on a pro rata basis means that we calculate the percentage of the current account value that is being withdrawn and we reduce the benefit base by that percentage. The following example shows how a pro rata withdrawal can reduce your guaranteed benefit base by more than the amount of the withdrawal: Assume your account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your account value. If your guaranteed benefit base is $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 × .40) to $24,000 ($40,000 –$16,000) after the withdrawal.

If you elected a guaranteed benefit that provides a 6% roll-up, all or a portion of your Roll-up to age 85 benefit base may be rolling up at 3%, if all or a portion of your account value is currently allocated to one or more investment options to which a 3% roll-up rate applies. For more information about those investment options and the impact of transfer among investment options on your Roll-up to age 85 benefit base, see “Guaranteed minimum death benefit and Guaranteed minimum income benefit base” in “Contract features and benefits” earlier in this Prospectus and “Our administrative procedures for calculating your Roll-up benefit base following a transfer” in “Transferring your money among investment options” earlier in this Prospectus.

Preserving your Roll-up benefit base.  If you are interested in withdrawals that preserve the Roll-up to age 85 benefit base as of the last contract anniversary or the withdrawal transaction date, or withdrawals that are equal to the full amount of the available dollar-for-dollar withdrawal, you should use our Dollar-for-Dollar Withdrawal Service. See “Dollar-for-dollar withdrawal service” in “Accessing your money” earlier in this Prospectus. The service adjusts for various factors in the calculation of a withdrawal, including the fact that the roll-up rate is applied on a daily basis (which means that if a withdrawal is taken on any day prior to the last day of the contract year, the roll-up rate will be applied going forward from the day of the withdrawal to a reduced benefit base) and the fact that the 3% Roll-up rate may apply to all or a portion of the benefit base. If you do not use the Dollar-for-Dollar Withdrawal Service, you may reduce your benefits more than you intend.

Withdrawals after age 85.  If you are over age 85, your Annual Ratchet to age 85 and “Greater of” death benefit bases will no longer be eligible to increase. Any withdrawals after your 85th birthday will permanently reduce the value of your benefit.

As a result, if you have a Guaranteed minimum death benefit based on a Roll-up to age 85 benefit base:

•	You can no longer take withdrawals and preserve the benefit base.

•	You should stop taking withdrawals if you wish to maintain the value of the benefit.

•

If you want to continue taking withdrawals, you can ensure that those withdrawals will reduce your benefit base on a dollar-for-dollar rather than pro rata basis by enrolling in the full dollar-for-dollar withdrawal service, however, even dollar-for-dollar withdrawals can significantly reduce your Roll-up benefit base. See “Dollar-for-dollar withdrawal service” in “Accessing your money.”

•

The maximum amount you are able to withdraw each year without triggering a pro rata reduction in your benefit base will decrease. If you do not enroll in the full dollar-for-dollar withdrawal service and want to ensure that your withdrawals reduce your benefit base on a dollar-for-dollar basis, you should make sure that the sum of your withdrawals in a contract year is equal to or less than the value of the applicable Roll-up rate times your benefit base on your most recent contract date anniversary.

If you have the Annual Ratchet to age 85 death benefit, the Annual Ratchet to age 85 benefit base is always reduced pro rata by withdrawals, regardless of your age. However, like the Roll-up benefit base, the Annual Ratchet to age 85 benefit base will no longer be eligible to increase. It will be permanently reduced by all withdrawals.

Low account value.  Due to withdrawals and/or poor market performance, your account value could become insufficient to pay any applicable charges when due. This will cause your contract to terminate and could cause you to lose your Guaranteed minimum income benefit and any other guaranteed benefits. Please see “Effect of your account value falling to zero” in “Determining your contract’s value” for more information.

How withdrawals affect your GWBL and GWBL Guaranteed minimum death benefit

Your GWBL benefit base is not reduced by withdrawals until a withdrawal causes cumulative withdrawals in a contract year to exceed the Guaranteed annual withdrawal amount. Withdrawals that exceed the Guaranteed annual withdrawal amount, however, can significantly reduce your GWBL benefit base and Guaranteed annual withdrawal amount. For more information, see “Effect of Excess withdrawals” and “Other important considerations” under “Guaranteed withdrawal benefit for life (“GWBL”)” in “Contract features and benefits” earlier in this Prospectus.

61

Your GWBL Standard death benefit base and GWBL Enhanced death benefit base are reduced on a dollar-for-dollar basis up to the Guaranteed annual withdrawal amount. Once a withdrawal causes cumulative withdrawals in a contract year to exceed your Guaranteed annual withdrawal amount, however, your GWBL Standard death benefit base and GWBL Enhanced death benefit base are reduced on a pro rata basis. If the reduced GWBL Enhanced death benefit base is greater than your account value (after the Excess withdrawal), we will further reduce your GWBL Enhanced death benefit base to equal your account value.

For purposes of calculating your GWBL and GWBL Guaranteed minimum death benefit amount, the amount of the Excess withdrawal will include the withdrawal amount paid to you and the amount of the withdrawal charge deducted from your account value. For more information on calculation of the charge, see “Withdrawal charge” later in the Prospectus. Please note that withdrawal charges do not apply to Accumulator® SelectSM contracts.

Withdrawals treated as surrenders

If you request to withdraw more than 90% of a contract’s current cash value, we will treat it as a request to surrender the contract for its cash value. In addition, we have the right to pay the cash value and terminate the contract if no contributions are made during the last three completed contract years, and the account value is less than $500, or if you make a withdrawal that would result in a cash value of less than $500. The rules in the preceding sentence do not apply if the Guaranteed minimum income benefit no lapse guarantee is in effect on your contract. See “Surrendering your contract to receive its cash value” below. For the tax consequences of withdrawals, see “Tax information” later in this Prospectus.

Special rules for the Guaranteed withdrawal benefit for life.  We will not treat a withdrawal request that results in a withdrawal in excess of 90% of the contract’s cash value as a request to surrender the contract unless it is an Excess withdrawal. In addition, we will not terminate your contract if either your account value or cash value falls below $500, unless it is due to an Excess withdrawal. In other words, if you take an Excess withdrawal that equals more than 90% of your cash value or reduces your cash value to less than $500, we will treat your request as a surrender of your contract even if your GWBL benefit base is greater than zero. Please also see “Effect of your account value falling to zero” in “Determining your contract’s value” earlier in this Prospectus. Please also see “Guaranteed withdrawal benefit for life (“GWBL”)” in “Contract features and benefits,” earlier in this Prospectus, for more information on how withdrawals affect your guaranteed benefits and could potentially cause your contract to terminate.

Loans under Rollover TSA contracts

Loans under a Rollover TSA contract are not permitted without employer or plan approval. We will not permit you to take a loan or have a loan outstanding while you are enrolled in our “automatic required minimum distribution (RMD) service” or if you elect the GWBL option or a PGB.

Loans are subject to federal income tax limits and are also subject to the limits of the plan. The loan rules under ERISA may apply to plans not sponsored by a governmental employer. Federal income tax rules apply to all plans, even if the plan is not subject to ERISA.

A loan will not be treated as a taxable distribution unless:

•	It exceeds limits of federal income tax rules;

•	Interest and principal are not paid when due; or

•	In some instances, service with the employer terminates.

Taking a loan in excess of the Internal Revenue Code limits may result in adverse tax consequences.

Before we make a loan, you must properly complete and sign a loan request form. Loan processing may not be completed until we receive all information and approvals required to process the loan at our processing office.

We will permit you to have only one loan outstanding at a time. The minimum loan amount is $1,000. The maximum amount is $50,000 or, if less, 50% of your account value, subject to any limits under the federal income tax rules. The term of a loan is five years. However, if you use the loan to acquire your primary residence, the term is 10 years. The term may not extend beyond the earliest of:

(1)	the date annuity payments begin,

(2)	the date the contract terminates, and

(3)	the date a death benefit is paid (the outstanding loan, including any accrued but unpaid loan interest, will be deducted from the death benefit amount).

A loan request under your Rollover TSA contract will be processed on the first business day of the month following the date on which the properly completed loan request form is received. Interest will accrue daily on your outstanding loan at a rate we set. The loan interest rate will be equal to the Moody’s Corporate Bond Yield Averages for Baa bonds for the calendar month ending two months before the first day of the calendar quarter in which the rate is determined. Please see Appendix VII later in this Prospectus for any state rules that may affect loans from a TSA contract. Also, see Appendix IX for a discussion of TSA contracts.

Tax consequences for failure to repay a loan when due are substantial, and may result in severe restrictions on your ability to borrow amounts under any plans of your employer in the future.

Loan reserve account.  On the date your loan is processed, we will transfer the amount of your loan to the “loan reserve account.” Unless you specify otherwise, we will subtract your loan on a pro rata basis from your value in the variable investment options and the guaranteed interest option. If those amounts are insufficient, any additional amount of the loan will be subtracted from the fixed maturity options in the order of the earliest maturity date(s) first. A market value adjustment may apply. For Accumulator® and Accumulator® EliteSM contracts only, if such fixed maturity amounts are insufficient, we will deduct all or a portion of the loan from the account for special dollar cost averaging.

62

For the period of time your loan is outstanding, the loan reserve account rate we will credit will equal the loan interest rate minus a maximum rate of 2%. When you make a loan repayment, unless you specify otherwise, we will transfer the dollar amount of the loan repaid and the amount of interest earned from the loan reserve account to the investment options according to the allocation percentages we have on our records. For Accumulator® PlusSM contracts, loan repayments are not considered contributions and therefore are not eligible for additional credits.

If you elected a guaranteed benefit that provides a 6% roll-up, a loan will effectively reduce the growth rate of your guaranteed benefits because the Roll-up to age 85 benefit base rolls up at 3% with respect to amounts allocated to the loan reserve account. For more information, see “Guaranteed minimum death benefit and Guaranteed minimum income benefit base” in “Contract features and benefits” and “Our administrative procedures for calculating your Roll-up benefit base following a transfer” in “Transferring your money among investment options” earlier in this Prospectus.

Surrendering your contract to receive its cash value

You may surrender your contract to receive its cash value at any time while an owner is living (or for contracts with non-natural owners, while the annuitant is living) and before you begin to receive annuity payments. (Rollover TSA contracts may have restrictions and employer or plan approval is required.) For a surrender to be effective, we must receive your written request and your contract at our processing office. We will determine your cash value on the date we receive the required information.

All benefits under the contract will terminate as of the date we receive the required information, including the Guaranteed withdrawal benefit for life (if applicable), if your cash value is greater than your Guaranteed annual withdrawal amount remaining that year. If your cash value is not greater than your Guaranteed annual withdrawal amount remaining that year, then you will receive a supplementary life annuity contract. For more information, please see “Effect of your account value falling to zero” in “Contract features and benefits” earlier in this Prospectus. Also, if the Guaranteed minimum income benefit no lapse guarantee is in effect, the benefit will terminate without value if your cash value plus any other withdrawals taken in the contract year exceed 6% of the Roll-Up benefit base (as of the beginning of the contract year). For more information, please see “Effect of your account value falling to zero” in “Determining your contract’s value” and “Guaranteed withdrawal benefit for life (“GWBL”)” in “Contract features and benefits” earlier in this Prospectus.

You may receive your cash value in a single sum payment or apply it to one or more of the annuity payout options. See “Your annuity payout options” below. For the tax consequences of surrenders, see “Tax information” later in this Prospectus.

When to expect payments

Generally, we will fulfill requests for payments out of the variable investment options within seven calendar days after the date of the transaction to which the request relates. These transactions may include applying proceeds to a variable annuity, payment of a death benefit, payment of any amount you withdraw (less any withdrawal charge, if applicable) and, upon surrender, payment of the cash value. We may postpone such payments or applying proceeds for any period during which:

(1)	the New York Stock Exchange is closed or restricts trading,

(2)	the SEC determines that an emergency exists as a result of sales of securities or determination of the fair value of a variable investment option’s assets is not reasonably practicable, or

(3)	the SEC, by order, permits us to defer payment to protect people remaining in the variable investment options.

We can defer payment of any portion of your value in the guaranteed interest option, the fixed maturity options and the account for special dollar cost averaging (other than for death benefits) for up to six months while you are living. Please note that the account for special dollar cost averaging is available to Accumulator® and Accumulator® EliteSM contract owners only. We also may defer payments for a reasonable amount of time (not to exceed 10 days) while we are waiting for a contribution check to clear.

All payments are made by check and are mailed to you (or the payee named in a tax-free exchange) by U.S. mail, unless you request that we use an express delivery or wire transfer service at your expense.

Signature guarantee

As a protection against fraud, we require a signature guarantee (i.e., Medallion Signature Guarantee as required by us) for the following transaction requests:

•	disbursements, including but not limited to partial withdrawals, surrenders, transfers and exchanges, over $250,000;

•	any disbursement requested within 30 days of an address change;

•

any disbursement when we do not have an originating or guaranteed signature on file or where we question a signature or perceive any inconsistency between the signature on file and the signature on the request; or

•	any other transaction we require.

We may change the specific requirements listed above, or add signature guarantees in other circumstances, at our discretion if we deem it necessary or appropriate to help protect against fraud. For current requirements, please refer to the requirements listed on the appropriate form or call us at the number listed in this prospectus.

63

You can obtain a Medallion Signature Guarantee from more than 7,000 financial institutions that participate in a Medallion Signature Guarantee program. The best source of a Medallion Signature Guarantee is a bank, brokerage firm or credit union with which you do business. A notary public cannot provide a Medallion Signature Guarantee. Notarization will not substitute for a Medallion Signature Guarantee.

Your annuity payout options

The following description assumes annuitization of your entire contract. For partial annuitization, see “Partial annuitization” below.

Deferred annuity contracts such as those in the Accumulator® Series provide for conversion to payout status at or before the contract’s “maturity date.” This is called “annuitization.” You must annuitize by your annuity maturity date, as discussed later in this section. When your contract is annuitized, your Accumulator® Series contract and all its benefits, including any Guaranteed minimum death benefit and any other guaranteed benefits, will terminate. Your contract will be converted to a supplemental annuity payout contract (“payout option”) that provides periodic payments as described in this section. In general, the periodic payment amount is determined by the account value or cash value of your Accumulator® Series contract at the time of annuitization and the annuity purchase factor to which that value is applied, as described below. Alternatively, if you have a Guaranteed minimum income benefit, you may exercise your benefit in accordance with its terms, provided that your account value is greater than zero on the exercise date. We have the right to require you to provide any information we deem necessary to provide an annuity payout option. If an annuity payout is later found to be based on incorrect information, it will be adjusted on the basis of the correct information.

Your Accumulator® Series contract guarantees that upon annuitization, your annuity account value will be applied to a guaranteed annuity purchase factor for a life annuity payout option. We reserve the right, with advance notice to you, to change your annuity purchase factor any time after your fifth contract date anniversary and at not less than five year intervals after the first change. (Please see your contract and SAI for more information.) In addition, you may apply your account value or cash value, whichever is applicable, to any other annuity payout option that we may offer at the time of annuitization. We currently offer you several choices of annuity payout options. We may offer other payout options not outlined here. Your financial professional can provide details.

You can choose from among the annuity payout options listed below. Restrictions may apply, depending on the type of contract you own or the owner’s and annuitant’s ages at contract issue. Other than life annuity with period certain, we reserve the right to add, remove or change any of these annuity payout options at any time. In addition, if you are exercising your Guaranteed minimum income benefit, your choice of payout options are those that are available under the Guaranteed minimum income benefit (see “Guaranteed minimum income benefit option” in “Contract features and benefits” earlier in this Prospectus). If you elect the Guaranteed withdrawal benefit for life and choose to annuitize your contract before the maturity date, the Guaranteed withdrawal benefit for life will terminate without value even if your GWBL benefit base is greater than zero. Payments you receive under the annuity payout option you select may be less than you would have received under GWBL. See “Guaranteed withdrawal benefit for life (“GWBL”)” in “Contract features and benefits” earlier in this Prospectus for further information.

Fixed annuity payout options	• Life annuity • Life annuity with period certain • Life annuity with refund certain

•

Life annuity:  An annuity that guarantees payments for the rest of the annuitant’s life. Payments end with the last monthly payment before the annuitant’s death. Because there is no continuation of benefits following the annuitant’s death with this payout option, it provides the highest monthly payment of any of the life annuity options, so long as the annuitant is living.

•

Life annuity with period certain: An annuity that guarantees payments for the rest of the annuitant’s life. If the annuitant dies before the end of a selected period of time (“period certain”), payments continue to the beneficiary for the balance of the period certain. The period certain cannot extend beyond the annuitant’s life expectancy. A life annuity with a period certain is the form of annuity under the contract that you will receive if you do not elect a different payout option. In this case, the period certain will be based on the annuitant’s age and will not exceed 10 years.

•

Life annuity with refund certain: An annuity that guarantees payments for the rest of the annuitant’s life. If the annuitant dies before the amount applied to purchase the annuity option has been recovered, payments to the beneficiary will continue until that amount has been recovered. This payout option is available only as a fixed annuity.

The life annuity, life annuity with period certain, and life annuity with refund certain payout options are available on a single life or joint and survivor life basis. The joint and survivor life annuity guarantees payments for the rest of the annuitant’s life, and after the annuitant’s death, payments continue to the survivor. We may offer other payout options not outlined here. Your financial professional can provide you with details.

We guarantee fixed annuity payments will be based either on the tables of guaranteed annuity purchase factors in your contract or on our then current annuity purchase factors, whichever is more favorable for you.

64

The amount applied to purchase an annuity payout option

(For the purposes of this section, please note that withdrawal charges do not apply to Accumulator® SelectSM contracts.)

The amount applied to purchase an annuity payout option varies depending on the payout option that you choose and the timing of your purchase as it relates to any withdrawal charges that apply under your Accumulator® Series contract. If amounts in a fixed maturity option are used to purchase any annuity payout option prior to the maturity date, a market value adjustment will apply.

There is no withdrawal charge imposed if you select a life annuity, life annuity with period certain or life annuity with refund certain. If we are offering non-life contingent forms of annuities, the withdrawal charge will be imposed.

Partial annuitization.  Partial annuitization of nonqualified deferred annuity contracts is permitted under certain circumstances. You may choose from the life-contingent annuity payout options described here. We no longer offer a period certain option for partial annuitization. We require you to elect partial annuitization on the form we specify. Partial annuitization is not available for a guaranteed minimum income benefit under a contract. For purposes of this contract we will effect any partial annuitization as a withdrawal applied to a payout annuity. See “How withdrawals are taken from your account value” earlier in this section and also the discussion of “Partial annuitization” in “Tax information” for more information.

Selecting an annuity payout option

When you select a payout option, we will issue you a separate written agreement confirming your right to receive annuity payments. We require you to return your contract before annuity payments begin. The contract owner and annuitant must meet the issue age and payment requirements.

You can choose the date annuity payments begin but it may not be earlier than thirteen months from your contract date or not earlier than five years from your Accumulator® PlusSM contract date (in a limited number of jurisdictions this requirement may be more or less than five years). You can change the date your annuity payments are to begin at any time. The date may not be later than the annuity maturity date described below.

For Accumulator® PlusSM contracts, if you start receiving annuity payments within three years of making any contribution, we will recover the credit that applies to any contribution made within the prior three years. Please see Appendix VII later in this Prospectus for information on state variations.

The amount of the annuity payments will depend on the amount applied to purchase the annuity and the applicable annuity purchase factors, discussed earlier. The amount of each annuity payment will be less with a greater frequency of payments or with a longer certain period of a life contingent annuity. Once elected, the frequency with which you receive payments cannot be changed.

If, at the time you elect a payout option, the amount to be applied is less than $2,000 or the initial payment under the form elected is less than $20 monthly, we reserve the right to pay the account value in a single sum rather than as payments under the payout option chosen. If you select an annuity payout option and payments have begun, no change can be made.

Annuity maturity date

Your contract has a maturity date by which you must either take a lump sum payment or select an annuity payout option. The maturity date is based on the age of the original annuitant at contract issue and cannot be changed other than in conformance with applicable law even if you name a new annuitant. The maturity date is generally the contract date anniversary that follows the annuitant’s 95th birthday. We will send a notice with the contract statement one year prior to the maturity date. If you do not respond to the notice within the 30 days following the maturity date, your contract will be annuitized automatically as a life annuity. Please note that the aggregate payments you would receive from this form of annuity during the period certain may be less than the lump sum payment you would receive by surrendering your contract immediately prior to annuitization.

On the annuity maturity date, other than the Guaranteed withdrawal benefit for life and its associated minimum death benefit (as discussed below), any Guaranteed minimum death benefit and any other guaranteed benefits will terminate, and will not be carried over to your annuity payout contract.

Guaranteed withdrawal benefit for life

If you elect the Guaranteed withdrawal benefit for life and your contract is annuitized at maturity, we will offer an annuity payout option that guarantees you will receive payments for life that are at least equal to what you would have received under the Guaranteed withdrawal benefit for life. At annuitization, you will no longer be able to take withdrawals in addition to the payments under this annuity pay-out option. You will still be able to surrender the contract at any time for any remaining account value. As described in “Contract features and benefits” under “Guaranteed withdrawal benefit for life (“GWBL”),” these payments will have the potential to increase with favorable investment performance. Any remaining Guaranteed minimum death benefit value will be transferred to the annuity payout contract as your “minimum death benefit.” If the enhanced death benefit had been elected, its value as of the date the annuity payout contract is issued will become your minimum death benefit, and it will continue to ratchet annually if your account value is greater than your minimum death benefit base. The minimum death benefit will be reduced dollar-for-dollar by each payment. If you die while there is any minimum death benefit remaining, it will be paid to your beneficiary.

Please see Appendix VII later in this Prospectus for variations that may apply in your state.

65

5. Charges and expenses

Charges that the Company deducts

We deduct the following charges each day from the net assets of each variable investment option. These charges are reflected in the unit values of each variable investment option:

•	A mortality and expense risks charge

•	An administrative charge

•	A distribution charge

We deduct the following charges from your account value. When we deduct these charges from your variable investment options, we reduce the number of units credited to your contract:

•	On each contract date anniversary — an annual administrative charge, if applicable.

•	At the time you make certain withdrawals or surrender your contract — a withdrawal charge (not applicable to Accumulator® SelectSM contracts).

•

On each contract date anniversary — a charge for each optional benefit you elect: a death benefit (other than the Standard and GWBL Standard death benefit); the Guaranteed minimum income benefit; the Guaranteed withdrawal benefit for life; and the Earnings enhancement benefit.

•	On any contract date anniversary on which you are participating in a PGB — a charge for a PGB.

•	At the time annuity payments are to begin — charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. An annuity administrative fee may also apply.

More information about these charges appears below. We will not increase these charges for the life of your contract, except as noted. We may reduce certain charges under group or sponsored arrangements. See “Group or sponsored arrangements” later in this section.

The charges under the contracts are designed to cover, in the aggregate, our direct and indirect costs of selling, administering and providing benefits under the contracts. They are also designed, in the aggregate, to compensate us for the risks of loss we assume pursuant to the contracts. If, as we expect, the charges that we collect from the contracts exceed our total costs in connection with the contracts, we will earn a profit. Otherwise, we will incur a loss.

The rates of certain of our charges have been set with reference to estimates of the amount of specific types of expenses or risks that we will incur. In most cases, this Prospectus identifies such expenses or risks in the name of the charge; however, the fact that any charge bears the name of, or is designed primarily to defray, a particular expense or risk does not mean that the amount we collect from that charge will never be more than the amount of such expense or risk. Nor does it mean that we may not also be compensated for such expense or risk out of any other charges we are permitted to deduct by the terms of the contracts.

To help with your retirement planning, we may offer other annuities with different charges, benefits and features. Please contact your financial professional for more information.

Separate account annual expenses

Mortality and expense risks charge.  We deduct a daily charge from the net assets in each variable investment option to compensate us for mortality and expense risks, including the Standard death benefit. Below is the daily charge shown as an annual rate of the net assets in each variable investment option for each contract in the Accumulator® Series:

Accumulator®:	0.80%

Accumulator® PlusSM:	0.95%

Accumulator® EliteSM:	1.10%

Accumulator® SelectSM:	1.10%

The mortality risk we assume is the risk that annuitants as a group will live for a longer time than our actuarial tables predict. If that happens, we would be paying more in annuity income than we planned. We also assume a risk that the mortality assumptions reflected in our guaranteed annuity payment tables, shown in each contract, will differ from actual mortality experience. Lastly, we assume a mortality risk to the extent that at the time of death, the Guaranteed minimum death benefit exceeds the cash value of the contract. The expense risk we assume is the risk that it will cost us more to issue and administer the contracts than we expect.

For Accumulator® PlusSM contracts, a portion of this charge also compensates us for the contract credit. For a discussion of the credit, see “Credits” in “Contract features and benefits” earlier in this Prospectus. We expect to make a profit from this charge.

If you previously accepted an offer to terminate a guaranteed benefit, charges for that benefit will have ceased. However, as stated in the terms of your offer, you should be aware that you will continue to pay the same mortality and expense risks charge as contract owners that have the standard death benefit, even though you no longer have the standard death benefit.

Administrative charge.  We deduct a daily charge from the net assets in each variable investment option. The charge, together with the annual administrative charge described below, is to compensate us for administrative expenses

66

under the contracts. Below is the daily charge shown as an annual rate of the net assets in each variable investment option for each contract in the Accumulator® Series:

Accumulator®:	0.30%

Accumulator® PlusSM:	0.35%

Accumulator® EliteSM:	0.30%

Accumulator® SelectSM:	0.25%

Distribution charge.  We deduct a daily charge from the net assets in each variable investment option to compensate us for a portion of our sales expenses under the contracts. Below is the daily charge shown as an annual rate of the net assets in each variable investment option for each contract in the Accumulator® Series:

Accumulator®:	0.20%

Accumulator® PlusSM:	0.25%

Accumulator® EliteSM:	0.25%

Accumulator® SelectSM:	0.35%

Annual administrative charge

We deduct an administrative charge from your account value on each contract date anniversary. We deduct the charge if your account value on the last business day of the contract year is less than $50,000. If your account value on such date is $50,000 or more, we do not deduct the charge. During the first two contract years, the charge is equal to $30 or, if less, 2% of your account value. The charge is $30 for contract years three and later.

We will deduct this charge from your value in the variable investment options and the guaranteed interest option (see Appendix VII later in this Prospectus to see if deducting this charge from the guaranteed interest option is permitted in your state) on a pro rata basis. If those amounts are insufficient, we will deduct all or a portion of the charge from the fixed maturity options (if available) in the order of the earliest maturity date(s) first. If such fixed maturity option amounts are insufficient, we will deduct all or a portion of the charge from the account for special dollar cost averaging or the account for 12 month dollar cost averaging, as applicable. Please note that the account for special dollar cost averaging is available to Accumulator® and Accumulator® EliteSM contract owners only and the account for 12 month dollar cost averaging is available for Accumulator® SelectSM contract owners only.

If the contract is surrendered or annuitized or a death benefit is paid on a date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year. A market value adjustment will apply to deductions from the fixed maturity options.

Please note that if you elected the Guaranteed minimum income benefit, you can only exercise the benefit during the 30 day period following your contract date anniversary. Therefore, if your account value is not sufficient to pay these charges and any other fees on your next contract date anniversary, your contract will be terminated without value and you will not have an opportunity to exercise your Guaranteed minimum income benefit unless the no lapse guarantee provision under your contract is still in effect. See “Effect of your account value falling to zero” in “Determining your contract’s value” earlier in this Prospectus.

Special services charges

We deduct a charge for providing the special services described below. These charges compensate us for the expense of processing each special service. For certain services, we will deduct from your account value any withdrawal charge that applies and the charge for the special service. Please note that we may discontinue some or all of these services without notice.

Wire transfer charge.  We charge $90 for outgoing wire transfers. Unless you specify otherwise, this charge will be deducted from the amount you request.

Express mail charge.  We charge $35 for sending you a check by express mail delivery. This charge will be deducted from the amount you request.

Duplicate contract charge.  We charge $35 for providing a copy of your contract. The charge for this service can be paid (i) using a credit card acceptable to us, (ii) by sending a check to our processing office, or (iii) by any other means we make available to you.

Withdrawal charge

(For Accumulator®, Accumulator® PlusSM and Accumulator® EliteSM contracts only )

A withdrawal charge applies in two circumstances: (1) if you make one or more withdrawals during a contract year that, in total, exceed the 10% free withdrawal amount, described below, or (2) if you surrender your contract to receive its cash value. For more information about the withdrawal charge if you select an annuity payout option, see “Your annuity payout options — The amount applied to purchase an annuity payout option” in “Accessing your money” earlier in the Prospectus. For Accumulator® PlusSM contracts, a portion of this charge also compensates us for the contract credit. For a discussion of the credit, see “Credits” in “Contract features and benefits” earlier in this Prospectus. We expect to make a profit from this charge.

The withdrawal charge equals a percentage of the contributions withdrawn. For Accumulator® PlusSM contracts, we do not consider credits to be contributions. Therefore, there is no withdrawal charge associated with a credit.

The percentage of the withdrawal charge that applies to each contribution depends on how long each contribution has been invested in the contract. We determine the withdrawal charge separately for each contribution according to the following table:

Withdrawal charge as a % of contribution Contract Year
	1	2	3	4	5		6	7	8		9

Accumulator®	7%	7%	6%	6%	5%		3%	1%	0%	(1)	—

Accumulator® PlusSM	8%	8%	7%	7%	6%		5%	4%	3%		0%	(2)

Accumulator® EliteSM	8%	7%	6%	5%	0%	(3)	—	—	—		—
(1)	Charge does not apply in the 8th and subsequent contract years following contribution.
(2)	Charge does not apply in the 9th and subsequent contract years following contribution.
(3)	Charge does not apply in the 5th and subsequent contract years following contribution.

67

For purposes of calculating the withdrawal charge, we treat the contract year in which we receive a contribution as “contract year 1” and the withdrawal charge is reduced or expires on each applicable contract date anniversary. Amounts withdrawn that are not subject to the withdrawal charge are not considered withdrawals of any contribution. We also treat contributions that have been invested the longest as being withdrawn first. We treat contributions as withdrawn before earnings for purposes of calculating the withdrawal charge. However, federal income tax rules treat earnings under your contract as withdrawn first. See “Tax information” later in this Prospectus.

Please see Appendix VII later in this Prospectus for possible withdrawal charge schedule variations in your state.

In order to give you the exact dollar amount of the withdrawal you request, we deduct the amount of the withdrawal and the withdrawal charge from your account value. Any amount deducted to pay withdrawal charges is also subject to that same withdrawal charge percentage. We deduct the charge in proportion to the amount of the withdrawal subtracted from each investment option. The withdrawal charge helps cover our sales expenses.

For purposes of calculating reductions in your guaranteed benefits and associated benefit bases, the withdrawal amount includes both the withdrawal amount paid to you and the amount of the withdrawal charge deducted from your account value. For more information, see “Guaranteed minimum death benefit and Guaranteed minimum income benefit base” and “How withdrawals affect your Guaranteed minimum income benefit and Guaranteed minimum death benefit” earlier in this Prospectus.

The withdrawal charge does not apply in the circumstances described below.

10% free withdrawal amount.  Each contract year you can withdraw up to 10% of your account value without paying a withdrawal charge. The 10% free withdrawal amount is determined using your account value at the beginning of each contract year. In the first contract year, the 10% free withdrawal amount is determined using all contributions received in the first 90 days of the contract year. Additional contributions during the contract year do not increase your 10% free withdrawal amount. The 10% free withdrawal amount does not apply if you surrender your contract except where required by law.

For Accumulator® and Accumulator® EliteSM NQ contracts issued to a charitable remainder trust, the free withdrawal amount will equal the greater of: (1) the current account value less contributions that have not been withdrawn (earnings in the contract) and (2) the 10% free withdrawal amount defined above.

Certain withdrawals.  If you elected the Guaranteed minimum income benefit and/or the Greater of 6% Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit, the withdrawal charge will be waived for any withdrawal that, together with any prior withdrawals made during the contract year, does not exceed 6% of the beginning of contract year 6% Roll-Up to age 85 benefit base, even if such withdrawals exceed the free withdrawal amount. Also, a withdrawal charge does not apply to a withdrawal that exceeds 6% of the beginning of contract year 6% Roll-Up to age 85 benefit base as long as it does not exceed the free withdrawal amount. If your withdrawal exceeds the amount described above, this waiver is not applicable to that withdrawal nor to any subsequent withdrawal for the life of the contract.

If you elect the Guaranteed withdrawal benefit for life, we will waive any withdrawal charge for any withdrawals during the contract year up to the Guaranteed annual withdrawal amount, even if such withdrawals exceed the free withdrawal amount. However, each withdrawal reduces the free withdrawal amount for that contract year by the amount of the withdrawal. Also, a withdrawal charge does not apply to a withdrawal that exceeds the Guaranteed annual withdrawal amount as long as it does not exceed the free withdrawal amount. Withdrawal charges, if applicable, are applied to the amount of the withdrawal that exceeds both the free withdrawal amount and the Guaranteed annual withdrawal amount.

Disability, terminal illness, or confinement to nursing home.

The withdrawal charge also does not apply if:

(i)	An owner (or older joint owner, if applicable) has qualified to receive Social Security disability benefits as certified by the Social Security Administration; or

(ii)	We receive proof satisfactory to us (including certification by a licensed physician) that an owner’s (or older joint owner’s, if applicable) life expectancy is six months or less; or

(iii)

An owner (or older joint owner, if applicable) has been confined to a nursing home for more than 90 days (or such other period, as required in your state) as verified by a licensed physician. A nursing home for this purpose means one that is (a) approved by Medicare as a provider of skilled nursing care service, or (b) licensed as a skilled nursing home by the state or territory in which it is located (it must be within the United States, Puerto Rico, or U.S. Virgin Islands) and meets all of the following:

—	its main function is to provide skilled, intermediate, or custodial nursing care;

—	it provides continuous room and board to three or more persons;

—	it is supervised by a registered nurse or licensed practical nurse;

—	it keeps daily medical records of each patient;

—	it controls and records all medications dispensed; and

—	its primary service is other than to provide housing for residents.

68

We reserve the right to impose a withdrawal charge, in accordance with your contract and applicable state law, if the conditions described in (i), (ii) or (iii) above existed at the time a contribution was remitted or if the condition began within 12 months of the period following remittance. Some states may not permit us to waive the withdrawal charge in the above circumstances, or may limit the circumstances for which the withdrawal charge may be waived. Your financial professional can provide more information or you may contact our processing office.

Guaranteed minimum death benefit charge

Annual Ratchet to age 85.  If you elect the Annual Ratchet to age 85 enhanced death benefit, we deduct a charge annually from your account value on each contract date anniversary for which it is in effect. The charge is equal to 0.25% of the Annual Ratchet to age 85 benefit base. Although the Annual Ratchet to age 85 death benefit will no longer increase after age 85, we will continue to deduct this charge as long as your enhanced death benefit is in effect.

Greater of 6% Roll-Up to age 85 or Annual Ratchet to age 85.  If you elect this enhanced death benefit, we deduct a charge annually from your account value on each contract date anniversary for which it is in effect. The charge is equal to either 0.65% or 0.60% of the Greater of 6% Roll-Up to age 85 or Annual Ratchet to age 85 benefit base, depending upon when and where you purchased your contract. Please see Appendix VIII later in this Prospectus for more information on the Guaranteed minimum death benefit charge applicable to your contract. Although this enhanced death benefit will no longer increase after age 85, we will continue to deduct this charge as long as your enhanced death benefit is in effect.

GWBL Enhanced death benefit.  This death benefit is only available if you elect the GWBL option. If you elect this enhanced death benefit, we deduct a charge annually from your account value on each contract date anniversary. The charge is equal to 0.30% of the GWBL Enhanced death benefit base.

How we deduct these charges.  We will deduct these charges from your value in the variable investment options (or, if applicable, the permitted variable investment options) and the guaranteed interest option on a pro rata basis (see Appendix VII later in this Prospectus to see if deducting these charges from the guaranteed interest option is permitted in your state). If those amounts are insufficient, we will deduct all or a portion of these charges from the fixed maturity options (if applicable) in the order of the earliest maturity date(s) first. A market value adjustment will apply to deductions from the fixed maturity options. If such fixed maturity option amounts are still insufficient, we will deduct all or a portion of these charges from the account for special dollar cost averaging. Please note that the account for special dollar cost averaging is available to Accumulator® and Accumulator® EliteSM contract owners only.

If the contract is surrendered or annuitized or a death benefit is paid on a date other than a contract date anniversary, we will deduct a pro rata portion of these charges for that year.

Please note that you can only exercise the Guaranteed minimum income benefit during the 30 day period following your contract date anniversary. Therefore, if your account value is not sufficient to pay this charge and any other fees on your next contract date anniversary, your contract will be terminated without value and you will not have an opportunity to exercise your Guaranteed minimum income benefit unless the no lapse guarantee provision under your contract is still in effect. See “Effect of your account value falling to zero” in “Determining your contract’s value” earlier in this Prospectus.

Standard death benefit and GWBL Standard death benefit.  There is no additional charge for these standard death benefits.

Principal guarantee benefits charge

If you purchase a PGB, we deduct a charge annually from your account value on each contract date anniversary on which you are participating in a PGB. The charge is equal to 0.50% of the account value for the 100% Principal guarantee benefit and 0.75% of the account value for the 125% Principal guarantee benefit. We will continue to deduct the charge until your benefit maturity date. We will deduct this charge from your value in the permitted variable investment options and the guaranteed interest option (see Appendix VII later in this Prospectus to see if deducting this charge from the guaranteed interest option is permitted in your state) on a pro rata basis. If such amounts are insufficient, we will deduct all or a portion of this charge from the account for special dollar cost averaging. Please note that the account for special dollar cost averaging is available to Accumulator® and Accumulator® EliteSM contract owners only.

If the contract is surrendered or annuitized or a death benefit is paid on a date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year.

Guaranteed minimum income benefit charge

If you elect the Guaranteed minimum income benefit, we deduct a charge annually from your account value on each contract date anniversary until such time as you exercise the Guaranteed minimum income benefit, elect another annuity payout option, or the contract date anniversary after the owner (or older joint owner, if applicable) reaches age 85, whichever occurs first. The charge is equal to 0.65% of the applicable benefit base in effect on the contract date anniversary.

We will deduct this charge from your value in the variable investment options and the guaranteed interest option on a pro rata basis (see Appendix VII later in this Prospectus to see if deducting this charge from the guaranteed interest option is permitted in your state). If those amounts are insufficient, we will deduct all or a portion of the charge from the fixed maturity options in the order of the earliest maturity date(s) first. A market value adjustment will apply to deductions from the fixed maturity options. If such fixed maturity option amounts are still insufficient, we will deduct all or a portion of the charge from the account for special

69

dollar cost averaging. Please note that the account for special dollar cost averaging is available to Accumulator® and Accumulator® EliteSM contract owners only.

If the contract is surrendered or annuitized or a death benefit is paid on a date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year.

Please note that you can only exercise the Guaranteed minimum income benefit during the 30 day period following your contract date anniversary. Therefore, if your account value is not sufficient to pay this charge and any other fees on your next contract date anniversary, your contract will be terminated without value and you will not have an opportunity to exercise your Guaranteed minimum income benefit unless the no lapse guarantee provision under your contract is still in effect. See “Effect of your account value falling to zero” in “Determining your contract’s value” earlier in this Prospectus.

Earnings enhancement benefit charge

If you elect the Earnings enhancement benefit, we deduct a charge annually from your account value on each contract date anniversary for which it is in effect. The charge is equal to 0.35% of the account value on each contract date anniversary. We will deduct this charge from your value in the variable investment options and the guaranteed interest option on a pro rata basis. If those amounts are insufficient, we will deduct all or a portion of the charge from the fixed maturity options in the order of the earliest maturity date(s) first. If such fixed maturity option amounts are insufficient, we will deduct all or a portion of the charge from the account for special dollar cost averaging. Please note that the account for special dollar cost averaging is available to Accumulator® and Accumulator® EliteSM contract owners only. Although the value of your Earnings enhancement benefit will no longer increase after age 80, we will continue to deduct the charge for this benefit as long as it remains in effect.

If the contract is surrendered or annuitized or a death benefit is paid on a date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year. A market value adjustment will apply to deductions from the fixed maturity options.

Please note that you can only exercise the Guaranteed minimum income benefit during the 30 day period following your contract date anniversary. Therefore, if your account value is not sufficient to pay this charge and any other fees on your next contract date anniversary, your contract will be terminated without value and you will not have an opportunity to exercise your Guaranteed minimum income benefit unless the no lapse guarantee provision under your contract is still in effect. See “Effect of your account value falling to zero” in “Determining your contract’s value earlier in this Prospectus.”

Guaranteed withdrawal benefit for life benefit charge

If you elect the Guaranteed withdrawal benefit for life (“GWBL”), we deduct a charge annually as a percentage of your GWBL benefit base on each contract date anniversary. If you elect the Single Life option, the charge is equal to 0.60%. If you elect the Joint Life option, the charge is equal to 0.75%. We will deduct this charge from your value in the permitted variable investment options and the guaranteed interest option on a pro rata basis. (See Appendix VII later in this Prospectus to see if deducting this charge from the guaranteed interest option is permitted in your state.) If those amounts are insufficient, we will deduct all or a portion of the charge from the account for special dollar cost averaging. Please note that the account for special dollar cost averaging is available to Accumulator® and Accumulator® EliteSM contract owners only.

If the contract is surrendered or annuitized or a death benefit is paid on a date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year.

GWBL benefit base Annual Ratchet charge.  If your GWBL benefit base ratchets, we will increase the charge at the time of an Annual Ratchet to the maximum charge permitted under the contract. The maximum charge for the Single Life option is 0.75%. The maximum charge for the Joint Life option is 0.90%. The increased charge, if any, will apply as of the contract date anniversary on which your GWBL benefit base ratchets and on all contract date anniversaries thereafter. We will permit you to opt out of the ratchet if the charge increases.

For Joint Life contracts, if the successor owner or joint annuitant is dropped before you take your first withdrawal, we will adjust the charge at that time to reflect a Single Life. If the successor owner or joint annuitant is dropped after withdrawals begin, the charge will continue based on a Joint Life basis.

Charges for state premium and other applicable taxes

We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. Generally, we deduct the charge from the amount applied to provide an annuity pay-out option. The current tax charge that might be imposed varies by jurisdiction and ranges from 0% to 3.5%.

Charges that the Trusts deduct

The Trusts deduct charges for the following types of fees and expenses:

•	Management fees.

•	12b-1 fees.

•	Operating expenses, such as trustees’ fees, independent public accounting firms’ fees, legal counsel fees, administrative service fees, custodian fees and liability insurance.

•	Investment-related expenses, such as brokerage commissions.

These charges are reflected in the daily share price of each Portfolio. Since shares of each Trust are purchased at their

70

net asset value, these fees and expenses are, in effect, passed on to the variable investment options and are reflected in their unit values. Certain Portfolios available under the contract in turn invest in shares of other Portfolios of EQ Premier VIP Trust and EQ Advisors Trust and/or shares of unaffiliated portfolios (collectively, the “underlying portfolios”). The underlying portfolios each have their own fees and expenses, including management fees, operating expenses, and investment related expenses such as brokerage commissions. For more information about these charges, please refer to the prospectuses for the Trusts.

Group or sponsored arrangements

For certain group or sponsored arrangements, we may reduce the withdrawal charge (if applicable under your Accumulator® Series contract) or the mortality and expense risks charge, or change the minimum initial contribution requirements. We also may change the Guaranteed minimum income benefit or the Guaranteed minimum death benefit, or offer variable investment options that invest in shares of the Trusts that are not subject to the 12b-1 fee. If permitted under the terms of our exemptive order regarding the Accumulator® PlusSM bonus feature, we may also change the crediting percentage that applies to contributions. Group arrangements include those in which a trustee or an employer, for example, purchases contracts covering a group of individuals on a group basis. Group arrangements are not available for IRA contracts. Sponsored arrangements include those in which an employer allows us to sell contracts to its employees or retirees on an individual basis.

Our costs for sales, administration and mortality generally vary with the size and stability of the group or sponsoring organization, among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, such as requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy contracts or that have been in existence less than six months will not qualify for reduced charges.

We also may establish different rates to maturity for the fixed maturity options under different classes of contracts for group or sponsored arrangements.

We will make these and any similar reductions according to our rules in effect when we approve a contract for issue. We may change these rules from time to time. Any variation will reflect differences in costs or services and will not be unfairly discriminatory.

Group or sponsored arrangements may be governed by federal income tax rules, the Employee Retirement Income Security Act of 1974 (“ERISA”) or both. We make no representations with regard to the impact of these and other applicable laws on such programs. We recommend that employers, trustees, and others purchasing or making contracts available for purchase under such programs seek the advice of their own legal and benefits advisers.

Other distribution arrangements

We may reduce or eliminate charges when sales are made in a manner that results in savings of sales and administrative expenses, such as sales through persons who are compensated by clients for recommending investments and who receive no commission or reduced commissions in connection with the sale of the contracts. We will not permit a reduction or elimination of charges where it would be unfairly discriminatory.

71

6. Payment of death benefit

Your beneficiary and payment of benefit

You designate your beneficiary when you apply for your contract. You may change your beneficiary at any time during your lifetime and while the contract is in-force. The change will be effective as of the date the written request is executed, whether or not you are living on the date the change is received in our processing office. We are not responsible for any beneficiary change request that we do not receive. We will send you a written confirmation when we receive your request.

Under jointly owned contracts, the surviving owner is considered the beneficiary, and will take the place of any other beneficiary. You may be limited as to the beneficiary you can designate in a Rollover TSA contract. In a QP contract, the beneficiary must be the plan trust. Where an NQ contract is owned for the benefit of a minor pursuant to the Uniform Gift to Minors Act or the Uniform Transfers to Minors Act, the beneficiary must be the estate of the minor. Where an IRA contract is owned in a custodial individual retirement account, the custodian must be the beneficiary.

The death benefit is equal to your account value (without adjustment for any otherwise applicable negative market value adjustment) or, if greater, the applicable Guaranteed minimum death benefit. In either case, the death benefit is increased by any amount applicable under the Earnings enhancement benefit. We determine the amount of the death benefit (other than the applicable Guaranteed minimum death benefit) and any amount applicable under the Earnings enhancement benefit, as of the date we receive satisfactory proof of the owner’s (or older joint owner’s, if applicable) death, any required instructions for the method of payment, forms necessary to effect payment and any other information we may require. However, this is not the case if the sole primary beneficiary of your contract is your spouse and he or she decides to roll over the death benefit to another contract issued by us. See “Effect of the owner’s death” below. For Accumulator® PlusSM contracts, the account value used to determine the death benefit and the Earnings enhancement benefit will first be reduced by the amount of any credits applied in the one-year period prior to the owner’s (or older joint owner’s, if applicable) death. The amount of the applicable Guaranteed minimum death benefit will be such Guaranteed minimum death benefit as of the date of the owner’s (or older joint owner’s, if applicable) death adjusted for any subsequent withdrawals. For Roll-over TSA contracts with outstanding loans, we will reduce the amount of the death benefit by the amount of the outstanding loan, including any accrued but unpaid interest on the date that the death benefit payment is made. Payment of the death benefit terminates the contract.

Your beneficiary designation may specify the form of death benefit payout (such as a life annuity), provided the payout you elect is one that we offer both at the time of designation and when the death benefit is payable. In general, the beneficiary will have no right to change the election. You should be aware that (i) in accordance with current federal income tax rules, we apply a predetermined death benefit annuity payout election only if payment of the death benefit amount begins within one year following the date of death, which payment may not occur if the beneficiary has failed to provide all required information before the end of that period, (ii) we will not apply the predetermined death benefit payout election if doing so would violate any federal income tax rules or any other applicable law, and (iii) a beneficiary or a successor owner who continues the contract under one of the continuation options described below will have the right to change your annuity payout election.

In general, if the annuitant dies, the owner (or older joint owner, if applicable) will become the annuitant, and the death benefit is not payable.

Effect of the owner’s death

In general, if the owner dies while the contract is in force, the contract terminates and the applicable death benefit is paid. If the contract is jointly owned, the death benefit is payable upon the death of the older owner. If the contract has a non-natural owner, the death benefit is payable upon the death of the annuitant. For Joint Life contracts with GWBL, the death benefit is paid to the beneficiary at the death of the second to die of the owner and successor owner, or the annuitant and joint annuitant, as applicable. No death benefit will be payable upon or after the contract’s Annuity maturity date, which will never be later than the contract date anniversary following your 95th birthday.

There are various circumstances, however, in which the contract can be continued by a successor owner or under a Beneficiary continuation option (“BCO”). For contracts with spouses who are joint owners, the surviving spouse will automatically be able to continue the contract under the “Spousal continuation” feature or under our Beneficiary continuation option, as discussed below. For contracts with non-spousal joint owners, the joint owner will be able to continue the contract as a successor owner subject to the limitations discussed below under “Non-spousal joint owner contract continuation.”

If you are the sole owner, your surviving spouse may have the option to:

•	take the death benefit proceeds in a lump sum;

72

•	continue the contract as a successor owner under “Spousal continuation” (if your spouse is the sole primary beneficiary) or under our Beneficiary continuation option, as discussed below; or

•	roll the death benefit proceeds over into another contract.

If your surviving spouse rolls over the death benefit proceeds into a contract issued by us, the amount of the death benefit will be calculated as of the date we receive all requirements necessary to issue your spouse’s new contract. Any death proceeds will remain invested in this contract until your spouse’s new contract is issued. The amount of the death benefit will be calculated to equal the greater of the account value (as of the date your spouse’s new contract is issued) and the applicable guaranteed minimum death benefit (as of the date of your death). This means that the death benefit proceeds could vary up or down, based on investment performance, until your spouse’s new contract is issued.

If the beneficiary is not the surviving spouse or if the surviving joint owner is not the surviving spouse, federal income tax rules generally require payments of amounts under the contract to be made within five years of an owner’s death (the “5-year rule”). In certain cases, an individual beneficiary or non-spousal surviving joint owner may opt to receive payments over his/her life (or over a period not in excess of his/her life expectancy) if payments commence within one year of the owner’s death. Any such election must be made in accordance with our rules at the time of death. If the beneficiary of a contract with one owner or a younger non-spousal joint owner continues the contract under the 5-year rule, in general, all guaranteed benefits and their charges will end. If a PGB election is in effect upon your death with a benefit maturity date of less than five years from the date of death, it will remain in effect. For more information on non-spousal joint owner contract continuation, see the section immediately below.

Non-spousal joint owner contract continuation

Upon the death of either owner, the surviving joint owner becomes the sole owner.

Any death benefit (if the older owner dies first) or cash value (if the younger owner dies first) must be fully paid to the surviving joint owner within five years. The surviving owner may instead elect to receive a life annuity, provided payments begin within one year of the deceased owner’s death. If the life annuity is elected, the contract and all benefits terminate.

If the older owner dies first, we will increase the account value to equal the Guaranteed minimum death benefit, if higher, and by the value of the Earnings enhancement benefit. The surviving owner can elect to (1) take a lump sum payment; (2) annuitize within one year; (3) continue the contract for up to five years; or (4) continue the contract under the Beneficiary continuation option. For Accumulator® PlusSM contracts, if any contributions are made during the one-year period prior to the owner’s death, the account value will first be reduced by any credits applied to any such contributions.

If the contract continues, the Guaranteed minimum death benefit and charge and the Guaranteed minimum income benefit and charge will then be discontinued. Withdrawal charges, if applicable under your Accumulator® Series contract, will no longer apply, and no additional contributions will be permitted.

If the younger owner dies first, the surviving owner can elect to (1) take a lump sum payment; (2) annuitize within one year; (3) continue the contract for up to five years; or (4) continue the contract under the Beneficiary continuation option. If the contract continues, the death benefit is not payable, and the Guaranteed minimum death benefit and the Earnings enhancement benefit, if applicable, will continue without change. If the Guaranteed minimum income benefit cannot be exercised within the period required by federal tax laws, the benefit and charge will terminate as of the date we receive proof of death. Withdrawal charges, if applicable under your Accumulator® Series contract, will continue to apply and no additional contributions will be permitted.

Upon the death of either owner, if the surviving owner elects the 5-year rule and a PGB was in effect upon the owner’s death with a maturity date of more than five years from the date of death, we will terminate the benefit and the charge.

Spousal continuation

If you are the contract owner and your spouse is the sole primary beneficiary or you jointly own the contract with your spouse, your spouse may elect to continue the contract as successor owner upon your death. Spousal beneficiaries (who are not also joint owners) must be 85 or younger as of the date of the deceased spouse’s death in order to continue the contract under Spousal continuation. The determination of spousal status is made under applicable state law. However, in the event of a conflict between federal and state law, we follow federal rules.

The younger spouse joint owner (for NQ contracts only) or the spouse beneficiary (under a Single owner contract), may elect to receive the death benefit or continue the contract, as follows:

•

As of the date we receive satisfactory proof of your death, any required instructions, information and forms necessary, we will increase the account value to equal the elected Guaranteed minimum death benefit as of the date of your death if such death benefit is greater than such account value, plus any amount applicable under the Earnings enhancement benefit, and adjusted for any subsequent withdrawals. For Accumulator® PlusSM contracts, if any contributions are made during the one- year period prior to the owner’s death, the account value will first be reduced by any credits applied to any such contributions. The increase in the

73

account value will be allocated to the investment options according to the allocation percentages we have on file for your contract.

•

In general, withdrawal charges will no longer apply to contributions made before your death. Withdrawal charges will apply if additional contributions are made. Please note that withdrawal charges do not apply to Accumulator® SelectSM contracts.

•	The applicable Guaranteed minimum death benefit option may continue as follows:

—

If the surviving spouse is age 75 or younger on the date of your death, and you were age 84 or younger at death, the Guaranteed minimum death benefit you elected continues and will continue to grow according to its terms until the contract date anniversary following the date the surviving spouse reaches age 85. The charge for the applicable Guaranteed minimum death benefit will continue to apply, even after the Guaranteed minimum death benefit no longer rolls up or is no longer eligible for resets.

—

If the surviving spouse is age 75 or younger on the date of your death, and you were age 85 or older at death, we will reinstate the Guaranteed minimum death benefit you elected. The benefit base (which had previously been frozen at age 85) will now continue to grow according to its terms until the contract date anniversary following the date the surviving spouse reaches age 85. The charge for the applicable Guaranteed minimum death benefit will continue to apply, even after the Guaranteed minimum death benefit no longer rolls up or is no longer eligible for resets.

—

If the Guaranteed minimum death benefit continues, the Guaranteed minimum death benefit/Guaranteed minimum income benefit roll-up benefit base reset, if applicable, will be based on the surviving spouse’s age at the time of your death. The next available reset will be based on the contract issue date or last reset, as applicable.

—	If the surviving spouse is age 76 or over on the date of your death, the Guaranteed minimum death benefit will be frozen, which means:

∎

On the date your spouse elects to continue the contract, the value of the Guaranteed minimum death benefit will be set to equal the amount of the Guaranteed minimum death benefit base on the date of your death. If your account value is higher than the Guaranteed minimum death benefit base on the date of your death, the Guaranteed minimum death benefit base will not be increased to equal your account value.

∎	The Guaranteed minimum death benefit will no longer be eligible to increase, and will be subject to pro rata reduction for any subsequent withdrawals.
∎	The charge for the Guaranteed minimum death benefit will be discontinued.

∎	Upon the death of your spouse, the beneficiary will receive, as of the date of death, the greater of the account value and the value of the Guaranteed minimum death benefit.

—

In all cases, whether the Guaranteed minimum death benefit continues or is discontinued, if your account value is lower than the Guaranteed minimum death benefit base on the date of your death, your account value will be increased to equal the Guaranteed minimum death benefit base.

—

For single owner contracts with the GWBL Enhanced death benefit, we will discontinue the benefit and charge. However, we will freeze the GWBL Enhanced death benefit base as of the date of your death (less subsequent withdrawals), and pay it upon your spouse’s death.

•

The Earnings enhancement benefit will be based on the surviving spouse’s age at the date of the deceased spouse’s death for the remainder of the life of the contract. If the benefit had been previously frozen because the older spouse had attained age 80, it will be reinstated if the surviving spouse is age 75 or younger. The benefit is then frozen on the contract date anniversary after the surviving spouse reaches age 80. If the surviving spouse is age 76 or older, the benefit and charge will be discontinued.

•	If elected, PGB continues and is based on the same benefit maturity date and guaranteed amount that was guaranteed.

•

The Guaranteed minimum income benefit may continue if the benefit had not already terminated and the benefit will be based on the surviving spouse’s age at the date of the deceased spouse’s death. See “Guaranteed minimum income benefit” in “Contract features and benefits” earlier in this Prospectus. If the GMIB continues, the charge for the GMIB will continue to apply.

•

If you elect the Guaranteed withdrawal benefit for life on a Joint Life basis, the benefit and charge will remain in effect and no death benefit is payable until the death of the surviving spouse. Withdrawal charges, if applicable under your Accumulator® Series contract, will continue to apply to all contributions made prior to the deceased spouse’s death. No additional contributions will be permitted. If you elect the Guaranteed withdrawal benefit for life on a Single Life basis, the benefit and charge will terminate.

•	If the deceased spouse was the annuitant, the surviving spouse becomes the annuitant.

Where an NQ contract is owned by a Living Trust, as defined in the contract, and at the time of the annuitant’s death the annuitant’s spouse is the sole beneficiary of the Living Trust, the Trustee, as owner of the contract, may request that the spouse be substituted as annuitant as of the date of the annuitant’s death. No further change of annuitant will be permitted.

74

Where an IRA contract is owned in a custodial individual retirement account, and your spouse is the sole beneficiary of the account, the custodian may request that the spouse be substituted as annuitant after your death.

For jointly owned NQ contracts, if the younger spouse dies first no death benefit is paid, and the contract continues as follows:

•	The Guaranteed minimum death benefit, the Earnings enhancement benefit and the Guaranteed minimum income benefit continue to be based on the older spouse’s age for the life of the contract.

•	If the deceased spouse was the annuitant, the surviving spouse becomes the annuitant.

•	If a PGB had been elected, the benefit continues and is based on the same benefit maturity date and guaranteed amount.

•	If you elect the Guaranteed withdrawal benefit for life, the benefit and charge will remain in effect and no death benefit is payable until the death of the surviving spouse.

•	The withdrawal charge schedule remains in effect. Please note that withdrawal charges do not apply to Accumulator® SelectSM contracts.

If you divorce, Spousal continuation does not apply.

Beneficiary continuation option

This feature permits a designated individual, on the contract owner’s death, to maintain a contract with the deceased contract owner’s name on it and receive distributions under the contract, instead of receiving the death benefit in a single sum. We make this option available to beneficiaries under traditional IRA, Roth IRA and NQ contracts, subject to state availability. Depending on the beneficiary, this option may be restricted or may no longer be available for deaths after December 31, 2019, due to legislation enacted at the end of 2019. Please speak with your financial professional or see Appendix VII later in this Prospectus for further information.

Where an IRA contract is owned in a custodial individual retirement account, the custodian may reinvest the death benefit in an individual retirement annuity contract, using the account beneficiary as the annuitant. Please speak with your financial professional for further information. For Joint Life contracts with GWBL, the beneficiary continuation option is only available after the death of the second owner.

The following describes the “Beneficiary continuation option for traditional IRA and Roth IRA contracts only” as in effect prior to legislation enacted at the end of 2019. Legislation enacted at the end of 2019 has changed key aspects of post-death distributions from tax qualified and tax favored contracts such as IRAs. After regulatory guidance is issued on this legislation, we anticipate making changes beginning in 2020 to our contracts to reflect these legislative changes. We may be required in certain cases to pay benefits faster under existing contracts.

Beneficiary continuation option for traditional IRA and Roth IRA contracts only.  The beneficiary continuation option must be elected by September 30th of the year following the calendar year of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option. If the election is made, then, as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the beneficiary continuation option feature, we will increase the account value to equal the applicable death benefit if such death benefit is greater than such account value, plus any amount applicable under the Earnings enhancement benefit, adjusted for any subsequent withdrawals. For Accumulator ® PlusSM contracts, the account value will first be reduced by any credits applied in the one-year period prior to the owner’s death.

After legislation enacted at the end of 2019, for deaths after December 31, 2019, only specified individuals who are “eligible designated beneficiaries” or “EDBs” may stretch post-death payments over the beneficiary’s life expectancy. See “required minimum distributions after your death” later in this prospectus under “Tax Information.” Individual beneficiaries who do not have EDB status (including beneficiaries named by the original beneficiary to receive any remaining interest after the death of the original beneficiary) must take out any remaining interest in the IRA or plan within 10 years of the applicable death. Trusts for individuals which would be considered as “see-through” trusts under the rules prior to January 1, 2020 presumably no longer qualify to elect the beneficiary continuation option, except under narrowly defined circumstances.

Under the beneficiary continuation option for IRA and Roth IRA contracts:

•	The contract continues with your name on it for the benefit of your beneficiary.

•	The beneficiary replaces the deceased owner as annuitant.

•	This feature is only available if the beneficiary is an individual. Certain trusts with only individual beneficiaries will be treated as individuals for this purpose.

•

If there is more than one beneficiary, each beneficiary’s share will be separately accounted for. It will be distributed over the beneficiary’s own life expectancy, if payments over life expectancy are chosen.

•	The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

•	The beneficiary may make transfers among the investment options but no additional contributions will be permitted.

•

If you had elected the Guaranteed minimum income benefit, an optional enhanced death benefit, a PGB, the Guaranteed withdrawal benefit for life or the GWBL Enhanced death benefit under the contract, they will no longer be in effect and charges for such benefits will stop. Also, any Guaranteed minimum death benefit feature will no longer be in effect.

•	The beneficiary may choose at any time to withdraw all or a portion of the account value and no withdrawal charges, if any, will apply.

•	Any partial withdrawal must be at least $300.

•	Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract.

75

•

Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking required minimum distributions based on the remaining life expectancy of the deceased beneficiary or to receive any remaining interest in the contract in a lump sum. Even in the case of IRA owners who died before December 31, 2019, if the beneficiary dies January 1, 2020 or later, legislation enacted at the end of 2019 imposes a 10-year limit on the distribution of the remaining interest. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

Beneficiary continuation option for NQ contracts only.  This feature, also known as Inherited annuity, may only be elected when the NQ contract owner dies before the annuity maturity date, whether or not the owner and the annuitant are the same person. For purposes of this discussion, “beneficiary” refers to the successor owner. This feature must be elected within 9 months following the date of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option.

Generally, payments will be made once a year to the beneficiary over the beneficiary’s life expectancy, determined on a term certain basis and in the year payments start. These payments must begin no later than one year after the date of your death and are referred to as “scheduled payments.” The beneficiary may choose the “5-year rule” instead of scheduled payments over life expectancy. If the beneficiary chooses the 5-year rule, there will be no scheduled payments. Under the 5-year rule, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by the fifth anniversary of your death.

Under the beneficiary continuation option for NQ contracts:

•	This feature is only available if the beneficiary is an individual. It is not available for any entity such as a trust, even if all of the beneficiaries of the trust are individuals.

•	The beneficiary automatically replaces the existing annuitant.

•	The contract continues with your name on it for the benefit of yourbeneficiary.

•

If there is more than one beneficiary, each beneficiary’s share will be separately accounted for. It will be distributed over the respective beneficiary’s own life expectancy, if scheduled payments are chosen.

•	The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

•	The beneficiary may make transfers among the investment options but no additional contributions will be permitted.

•

If you had elected the Guaranteed minimum income benefit, an optional enhanced death benefit, a PGB, the Guaranteed withdrawal benefit for life or the GWBL Enhanced death benefit under the contract, they will no longer be in effect and charges for such benefits will stop. Also, any Guaranteed minimum death benefit feature will no longer be in effect.

•

If the beneficiary chooses the “5-year rule,” withdrawals may be made at any time. If the beneficiary instead chooses scheduled payments, the beneficiary may also take withdrawals, in addition to scheduled payments, at any time.

•	Any partial withdrawals must be at least $300.

•	Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract on the beneficiary’s death.

•

Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking scheduled payments based on the remaining life expectancy of the deceased beneficiary (if scheduled payments were chosen) or to receive any remaining interest in the contract in a lump sum. We will pay any remaining interest in the contract in a lump sum if your beneficiary elects the 5-year rule. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

If the deceased is the owner or the older joint owner:

•

As of the date we receive satisfactory proof of death and any required instructions, information and forms necessary to effect the Beneficiary continuation option feature, we will increase the account value to equal the applicable death benefit if such death benefit is greater than such account value plus any amount applicable under the Earnings enhancement benefit adjusted for any subsequent withdrawals. For Accumulator® PlusSM contracts, the account value will first be reduced by any credits applied in a one-year period prior to the owner’s death.

•	No withdrawal charges, if applicable under your Accumulator® Series contract, will apply to any withdrawals by the beneficiary.

If the deceased is the younger non-spousal joint owner:

•	The annuity account value will not be reset to the death benefit amount.

•

The contract’s withdrawal charge schedule will continue to be applied to any withdrawal or surrender other than scheduled payments; the contract’s free withdrawal amount will continue to apply to withdrawals but does not apply to surrenders. Please note that withdrawal charges do not apply to Accumulator® SelectSM contracts.

•

We do not impose a withdrawal charge on scheduled payments except if, when added to any withdrawals previously taken in the same contract year, including for this purpose a contract surrender, the total amount of withdrawals and scheduled payments exceed the free withdrawal amount. See the “Withdrawal charges” in “Charges and expenses” earlier in this Prospectus. Please note that withdrawal charges do not apply to Accumulator® SelectSM contracts.

A surviving spouse should speak to his or her tax professional about whether Spousal continuation or the Beneficiary continuation option is appropriate for him or her. Factors to consider include but are not limited to the surviving spouse’s age, need for immediate income and a desire to continue any Guaranteed benefits under the contract.

76

7. Tax information

Overview

In this part of the Prospectus, we discuss the current federal income tax rules that generally apply to Accumulator® Series contracts owned by United States individual taxpayers. The tax rules can differ, depending on the type of contract, whether NQ, traditional IRA, Roth IRA, QP or TSA. Therefore, we discuss the tax aspects of each type of contract separately.

Federal income tax rules include the United States laws in the Internal Revenue Code, and Treasury Department Regulations and Internal Revenue Service (“IRS”) interpretations of the Internal Revenue Code. These tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider further proposals to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict what, if any, legislation will actually be proposed or enacted.

We cannot provide detailed information on all tax aspects of the contracts. Moreover, the tax aspects that apply to a particular person’s contract may vary depending on the facts applicable to that person. We do not discuss state income and other state taxes, federal income tax and withholding rules for non-U.S. taxpayers, or federal gift and estate taxes. We also do not discuss the Employee Retirement Income Security Act of 1974 (“ERISA”). Transfers of the contract, rights or values under the contract, or payments under the contract, for example, amounts due to beneficiaries, may be subject to federal or state gift, estate, or inheritance taxes. You should not rely only on this document, but should consult your tax adviser before your purchase.

CARES Act

Congress enacted the Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”) on March 27, 2020, with certain provisions immediately effective or retroactively effective to January 1, 2020. If you own a tax-qualified contract or intend to purchase a tax-qualified contract, you should consult with your tax adviser regarding how the CARES Act impacts your unique situation. The CARES Act suspends required minimum distributions during the 2020 calendar year for many tax-qualified and tax-favored plans and contracts (such as defined contribution plans, 403(b) plans, government sponsored employer 457(b) plans, and IRAs). Please read all disclosure in this Prospectus accordingly. The CARES Act permits penalty-free withdrawals during 2020 from such plans and contracts by individuals affected by coronavirus or the economic aftermath. Coronavirus-related distributions from all such plans and contracts would be limited to an aggregate of $100,000 for any individual. The individual would be able to repay the amount of the distribution to the plan or contract within a 3-year period. The CARES Act also increases availability of specified qualified plan loans and flexibility of repayment. Please consult your tax adviser about your individual circumstances.

Contracts that fund a retirement arrangement

Generally, there are two types of funding vehicles that are available for Individual Retirement Arrangements (“IRAs”): an individual retirement annuity contract such as the ones offered in this Prospectus, or a custodial or trusteed individual retirement account. Similarly, a 403(b) plan can be funded through a 403(b) annuity contract or a 403(b)(7) custodial account. Annuity contracts can also be purchased in connection with retirement plans qualified under Section 401(a) of the Code (“QP contracts”). How these arrangements work, including special rules applicable to each, are described in the specific sections for each type of arrangement, below. You should be aware that the funding vehicle for a tax-qualified arrangement does not provide any tax deferral benefit beyond that already provided by the Code for all permissible funding vehicles. Before choosing an annuity contract, therefore, you should consider the annuity’s features and benefits compared with the features and benefits of other permissible funding vehicles and the relative costs of annuities and other arrangements. You should be aware that cost may vary depending on the features and benefits made available and the charges and expenses of the investment options or funds that you elect.

Certain provisions of the Treasury Regulations on required minimum distributions concerning the actuarial present value of additional contract benefits could increase the amount required to be distributed from annuity contracts funding qualified plans, 403(b) plans and IRAs.

For this purpose additional annuity contract benefits may include, but are not limited to, various guaranteed benefits such as guaranteed minimum income benefits and enhanced death benefits. You should consider the potential implication of these Regulations before you purchase this annuity contract or purchase additional features under this annuity contract. See also Appendix II at the end of this Prospectus for a discussion of QP contracts, and Appendix IX later in this Prospectus for a discussion of TSA contracts.

Transfers among investment options

You can make transfers among investment options inside the contract without triggering taxable income.

Taxation of nonqualified annuities

Contributions

You may not deduct the amount of your contributions to a nonqualified annuity contract.

77

Contract earnings

Generally, you are not taxed on contract earnings until you receive a distribution from your contract, whether as a withdrawal or as an annuity payment. However, earnings are taxable, even without a distribution:

•

if a contract fails investment diversification requirements as specified in federal income tax rules (these rules are based on or are similar to those specified for mutual funds under the securities laws);

•	if you transfer a contract, for example, as a gift to someone other than your spouse (or former spouse);

•	if you use a contract as security for a loan (in this case, the amount pledged will be treated as a distribution); and

•

if the owner is other than an individual (such as a corporation, partnership, trust, or other non-natural person). This provision does not apply to a trust which is a mere agent or nominee for an individual, such as a typical grantor trust.

Federal tax law requires that all nonqualified deferred annuity contracts that the Company and its affiliates issue to you during the same calendar year be linked together and treated as one contract for calculating the taxable amount of any distribution from any of those contracts.

Annuity payments

The following applies to an annuitization of the entire contract. In certain cases, the contract can be partially annuitized. See “Partial annuitization” below.

Annuitization under an Accumulator® Series contract occurs when your entire interest under the contract is or has been applied to one or more payout options intended to amortize amounts over your life or over a period certain generally limited by the period of your life expectancy. (We do not currently offer a period certain option without life contingencies.) Annuity payouts can also be determined on a joint life basis. After annuitization, no further contributions to the contract may be made, the annuity payout amount must be paid at least annually, and annuity payments cannot be stopped except by death or surrender (if permitted under the terms of the contract).

Annuitization payments that are based on life or life expectancy are considered annuity payments for income tax purposes. We include in annuitization payments GMIB payments and other annuitization payments available under your contract. We also include Guaranteed annual withdrawals that are continued after your account value goes to zero under a supplementary life annuity contract, as discussed under “Guaranteed withdrawal benefit for life (“GWBL”)” in “Contract features and benefits” earlier in this Prospectus.

Once annuity payments begin, a portion of each payment is taxable as ordinary income. You get back the remaining portion without paying taxes on it. This is your unrecovered investment in the contract. Generally, your investment in the contract equals the contributions you made, less any amounts you previously withdrew that were not taxable.

For fixed annuity payments, the tax-free portion of each payment is determined by (1) dividing your investment in the contract by the total amount you are expected to receive out of the contract, and (2) multiplying the result by the amount of the payment. For variable annuity payments, your tax-free portion of each payment is your investment in the contract divided by the number of expected payments. If you have a loss on a variable annuity payout in a taxable year, you may be able to adjust the tax-free amount in subsequent years.

Once you have received the amount of your investment in the contract, all payments after that are fully taxable. If payments under a life annuity stop because the annuitant dies, there is an income tax deduction for any unrecovered investment in the contract.

Your rights to apply amounts under this contract to an annuity payout option are described elsewhere in this Prospectus. If you hold your contract to the maximum maturity age under the contract we require that a choice be made between taking a lump sum settlement of any remaining account value or applying any such account value to an annuity payout option we may offer at the time under the contract. If no affirmative choice is made, we will apply any remaining annuity value to the default option under the contract at such age. While there is no specific federal tax guidance as to whether or when an annuity contract is required to mature, or as to the form of the payments to be made upon maturity, we believe that this contract constitutes an annuity contract under current federal tax rules.

Partial annuitization

The consequences described above for annuitization of the entire contract apply to the portion of the contract which is partially annuitized. A nonqualified deferred annuity contract is treated as being partially annuitized if a portion of the contract is applied to an annuity payout option on a life-contingent basis or for a period certain of at least 10 years. In order to get annuity payment tax treatment for the portion of the contract applied to the annuity payout, payments must be made at least annually in substantially equal amounts, the payments must be designed to amortize the amount applied over life or the period certain, and the payments cannot be stopped, except by death or surrender (if permitted under the terms of the contract). The investment in the contract is split between the partially annuitized portion and the deferred amount remaining based on the relative values of the amount applied to the annuity payout and the deferred amount remaining at the time of the partial annuitization. Also, the partial annuitization has its own annuity starting date. We do not currently offer a period certain option without life contingencies.

Withdrawals made before annuity payments begin

If you make withdrawals before annuity payments begin under your contract, they are taxable to you as ordinary income if there are earnings in the contract. Generally, earnings are your account value less your investment in the contract. If you withdraw an amount which is more than the

78

earnings in the contract as of the date of the withdrawal, the balance of the distribution is treated as a reduction of your investment in the contract and is not taxable.

Taxation of lifetime withdrawals if you elect the Guaranteed withdrawal benefit for life

We treat Guaranteed annual withdrawals and other withdrawals as non-annuity payments for income tax purposes as discussed above.

Earnings enhancement benefit

In order to enhance the amount of the death benefit to be paid at the owner’s death, you may purchase an Earnings enhancement benefit rider for your NQ contract. Although we regard this benefit as an investment protection feature which is part of the contract and which should have no adverse tax effect, it is possible that the IRS could take a contrary position or assert that the Earnings enhancement benefit rider is not part of the contract. In such a case, the charges for the Earnings enhancement benefit rider could be treated for federal income tax purposes as a partial withdrawal from the contract. If this were so, such a deemed withdrawal could be taxable, and for contract owners under age 59 1/2, also subject to a tax penalty. Were the IRS to take this position, the Company would take all reasonable steps to attempt to avoid this result, which could include amending the contract (with appropriate notice to you).

1035 Exchanges

You may purchase a nonqualified deferred annuity contract through an exchange of another contract. Normally, exchanges of contracts are taxable events. The exchange will not be taxable under Section 1035 of the Internal Revenue Code if:

•

the contract that is the source of the funds you are using to purchase the nonqualified deferred annuity contract is another nonqualified deferred annuity contract (or life insurance or endowment contract).

•

the owner and the annuitant are the same under the source contract and the contract issued in exchange. If you are using a life insurance or endowment contract the owner and the insured must be the same on both sides of the exchange transaction.

In some cases you may make a tax-deferred 1035 exchange from a nonqualified deferred annuity contract to a “qualified long-term care contract” meeting all specified requirements under the Code or an annuity contract with a “qualified long-term care contract” feature (sometimes referred to as a “combination annuity” contract).

The tax basis, also referred to as your investment in the contract, of the source contract carries over to the contract issued in exchange.

An owner may direct the proceeds of a partial withdrawal from one nonqualified deferred annuity contract to purchase or contribute to another nonqualified deferred annuity contract on a tax-deferred basis. If requirements are met, the owner may also directly transfer amounts from a nonqualified deferred annuity contract to a “qualified long-term care contract” or “combination annuity” in such a partial

1035 exchange transaction. Special forms, agreement between the carriers, and provision of cost basis information may be required to process this type of an exchange.

If you are purchasing your contract through a Section 1035 exchange, you should be aware that the Company cannot guarantee that the exchange from the source contract to the contract you are applying for will be treated as a Section 1035 exchange; the insurance company issuing the source contract controls the tax information reporting of the transaction as a Section 1035 exchange. Because information reports are not provided and filed until the calendar year after the exchange transaction, the insurance company issuing the source contract shows its agreement that the transaction is a 1035 exchange by providing to us the cost basis of the exchanged source contract when it transfers the money to us on your behalf.

Even if the contract owner and the insurance companies agree that a full or partial 1035 exchange is intended, the IRS has the ultimate authority to review the facts and determine that the transaction should be recharacterized as taxable in whole or in part.

Section 1035 exchanges are generally not available after the death of the owner. The destination contract must meet specific post-death payout requirements to prevent avoidance of the death of owner rules. See “Payment of death benefit”.

Surrenders

If you surrender or cancel the contract, the distribution is taxable as ordinary income (not capital gain) to the extent it exceeds your investment in the contract.

Death benefit payments made to a beneficiary after your death

For the rules applicable to death benefits, see “Payment of death benefit” earlier in this Prospectus. The tax treatment of a death benefit taken as a single sum is generally the same as the tax treatment of a withdrawal from or surrender of your contract. The tax treatment of a death benefit taken as annuity payments is generally the same as the tax treatment of annuity payments under your contract.

Under the Beneficiary continuation option, the tax treatment of a withdrawal after the death of the owner taken as a single sum or taken as withdrawals under the 5-year rule is generally the same as the tax treatment of a withdrawal from or surrender of your contract.

Early distribution penalty tax

If you take distributions before you are age 59 1/2, a penalty tax of 10% of the taxable portion of your distribution applies in addition to the income tax. Some of the available exceptions to the pre-age 59 1/2 penalty tax include distributions made:

•	on or after your death; or

•	because you are disabled (special federal income tax definition); or

•	in the form of substantially equal periodic annuity payments at least annually over your life (or life

79

expectancy), or the joint lives of you and your beneficiary (or joint life expectancies), using an IRS-approved distribution method. We do not anticipate that Guaranteed annual withdrawals made under the Guaranteed withdrawal benefit for life’s Maximum or Customized payment plan or taken as partial withdrawals will qualify for this exception if made before age 59 1/2.

Please note that it is your responsibility to claim the penalty exception on your own income tax return and to document eligibility for the exception to the IRS.

Additional Tax on Net Investment Income

Taxpayers who have modified adjusted gross income (“MAGI”) over a specified amount and who also have specified net investment income in any year may have to pay an additional surtax of 3.8%. (This tax has been informally referred to as the “Net Investment Income Tax” or “NIIT”). For this purpose net investment income includes distributions from and payments under nonqualified annuity contracts. The threshold amount of MAGI varies by filing status: $200,000 for single filers; $250,000 for married taxpayers filing jointly, and $125,000 for married taxpayers filing separately. The tax applies to the lesser of a) the amount of MAGI over the applicable threshold amount or b) the net investment income. You should discuss with your tax adviser the potential effect of this tax.

Investor control issues

Under certain circumstances, the IRS has stated that you could be treated as the owner (for tax purposes) of the assets of Separate Account No. 49. If you were treated as the owner, you would be taxable on income and gains attributable to the shares of the underlying portfolios.

The circumstances that would lead to this tax treatment would be that, in the opinion of the IRS, you could control the underlying investment of Separate Account No. 49. The IRS has said that the owners of variable annuities will not be treated as owning the separate account assets provided the underlying portfolios are restricted to variable life and annuity assets. The variable annuity owners must have the right only to choose among the Portfolios, and must have no right to direct the particular investment decisions within the Portfolios.

Although we believe that, under current IRS guidance, you would not be treated as the owner of the assets of Separate Account No. 49, there are some issues that remain unclear. For example, the IRS has not issued any guidance as to whether having a larger number of Portfolios available, or an unlimited right to transfer among them, could cause you to be treated as the owner. We do not know whether the IRS will ever provide such guidance or whether such guidance, if unfavorable, would apply retroactively to your contract. Furthermore, the IRS could reverse its current guidance at any time. We reserve the right to modify your contract as necessary to prevent you from being treated as the owner of the assets of Separate Account No. 49.

Individual retirement arrangements (IRAs)

General

“IRA” stands for individual retirement arrangement. There are two basic types of such arrangements, individual retirement accounts and individual retirement annuities. In an individual retirement account, a trustee or custodian holds the assets funding the account for the benefit of the IRA owner. The assets typically include mutual funds and/or individual stocks and/or securities in a custodial account, and bank certificates of deposit in a trusteed account. In an individual retirement annuity, an insurance company issues an annuity contract that serves as the IRA.

There are two basic types of IRAs, as follows:

•	Traditional IRAs, typically funded on a pre-tax basis; and

•	Roth IRAs, funded on an after-tax basis.

Regardless of the type of IRA, your ownership interest in the IRA cannot be forfeited. You or your beneficiaries who survive you are the only ones who can receive the IRA’s benefits or payments. All types of IRAs qualify for tax deferral regardless of the funding vehicle selected.

You can hold your IRA assets in as many different accounts and annuities as you would like, as long as you meet the rules for setting up and making contributions to IRAs. However, if you own multiple IRAs, you may be required to combine IRA values or contributions for tax purposes. For further information about individual retirement arrangements, you can read Internal Revenue Service Publications 590-A (“Contributions to Individual Retirement Arrangements (IRAs)”) and 590-B (“Distributions from Individual Retirement Arrangements (IRAs)”). These publications are usually updated annually, and can be obtained by contacting the IRS or from the IRS website (www.irs.gov).

The Company designs its IRA contracts to qualify as individual retirement annuities under Section 408(b) of the Internal Revenue Code. You may have purchased the contract as a traditional IRA or Roth IRA. We also offered Inherited IRA contracts for payment of post-death required minimum distributions from traditional IRAs and Roth IRAs, respectively, in all Accumulator® Series contracts except Accumulator® PlusSM. Legislation enacted at the end of 2019 may restrict the availability of payment options under such IRAs.

This Prospectus contains the information that the IRS requires you to have before you purchase an IRA. The first section covers some of the special tax rules that apply to traditional IRAs. The next section covers Roth IRAs. The disclosure generally assumes direct ownership of the individual retirement annuity contract. For contracts owned in a custodial individual retirement account, the disclosure will apply only if you terminate your account or transfer ownership of the contract to yourself.

We describe the amount and types of charges that may apply to your contributions under “Charges and expenses” earlier in this Prospectus. We describe the method of calculating payments under “Accessing your money” earlier in this Prospectus. We do not guarantee or project growth in any variable income annuitization option payments (as opposed to payments from a fixed income annuitization option).

The Company has received opinion letters from the IRS approving the respective forms of the Accumulator® Series traditional and Roth IRA contracts for use as a traditional and Roth IRA, respectively, and the respective forms of the Accumulator® Series Inherited IRA beneficiary continuation contract

80

for use as a traditional inherited IRA or inherited Roth IRA, respectively. This IRS approval is a determination only as to the form of the annuity. It does not represent a determination of the merits of the annuity as an investment. The contracts submitted for IRS approval do not include every feature possibly available under the Accumulator® Series traditional and Roth IRA contracts.

Your right to cancel within a certain number of days

This is provided for informational purposes only. Since the contracts are no longer available to new purchasers, this cancellation provision is no longer applicable.

You can cancel either type of the Accumulator® Series IRA contract (traditional IRA or Roth IRA) by following the directions in “Your right to cancel within a certain number of days” under “Contract features and benefits” earlier in this Prospectus. If you cancel a traditional IRA or Roth IRA contract, we may have to withhold tax, and we must report the transaction to the IRS. A contract cancellation could have an unfavorable tax impact.

Traditional individual retirement annuities (traditional IRAs)

Contributions to traditional IRAs.  Individuals may generally make three different types of contributions to purchase a traditional IRA or as subsequent contributions to an existing IRA:

•	“regular” contributions out of earned income or compensation; or

•	tax-free “rollover” contributions; or

•	direct custodian-to-custodian transfers from other traditional IRAs (“direct transfers”).

When you make a contribution to your IRA, we require you to tell us whether it is a regular contribution, rollover contribution, or direct transfer contribution, and to supply supporting documentation in some cases.

The initial contribution to your contract must have been a direct transfer or rollover, because the minimum initial contribution required to purchase an Accumulator® EliteSM, Accumulator® PlusSM or Accumulator® SelectSM contract was greater than the maximum regular IRA contribution permitted for a taxable year. If permitted under your contract, subsequent contributions may also be regular contributions out of compensation.

Regular contributions to traditional IRAs

Limits on contributions.  The “maximum regular contribution amount” for any taxable year is the most that can be contributed to all of your IRAs (traditional and Roth) as regular contributions for the particular taxable year. The maximum regular contribution amount depends on age, earnings, and year, among other things. Generally, $6,000 is the maximum amount that you may contribute to all IRAs (traditional IRAs and Roth IRAs) for 2020, after adjustment cost-of-living changes. When your earnings are below $6,000, your earned income or compensation for the year is the most you can contribute. This limit does not apply to rollover contributions or direct custodian-to-custodian transfers into a traditional IRA.

If you are at least age 50 at any time during the taxable year for which you are making a regular contribution to your IRA, you may be eligible to make additional “catch-up contributions” of up to $1,000 to your traditional IRA.

Special rules for spouses.  If you are married and file a joint federal income tax return, you and your spouse may combine your compensation to determine the amount of regular contributions you are permitted to make to traditional IRAs (and Roth IRAs discussed below). Even if one spouse has no compensation or compensation under $6,000, married individuals filing jointly can contribute up to $12,000 per year to any combination of traditional IRAs and Roth IRAs. Any contributions to Roth IRAs reduce the ability to contribute to traditional IRAs and vice versa. The maximum amount may be less if earned income is less and the other spouse has made IRA contributions. No more than a combined total of $6,000 can be contributed annually to either spouse’s traditional and Roth IRAs. Each spouse owns his or her traditional IRAs and Roth IRAs even if the other spouse funded the contributions. Catch-up contributions may be made as described above for spouses who are at least age 50 at any time during the taxable year for which the contribution is made.

Deductibility of contributions.  The amount of traditional IRA contributions that you can deduct for a taxable year depends on whether you are covered by an employer-sponsored tax-favoredretirement plan, as defined under special federal income tax rules. Your Form W-2 will indicate whether or not you are covered by such a retirement plan.

The federal tax rules governing contributions to IRAs made from current compensation are complex and are subject to numerous technical requirements and limitations which vary based on an individual’s personal situation (including his/her spouse). IRS Publication 590-A, “Contributions to Individual Retirement Arrangements (IRAs)” which is updated annually and is available at www.irs.gov, contains pertinent explanations of the rules applicable to the current year. The amount of permissible contributions to IRAs, the amount of IRA contributions which may be deductible, and the individual’s income limits for determining contributions and deductions all may be adjusted annually for cost of living.

Nondeductible regular contributions.  If you are not eligible to deduct part or all of the traditional IRA contribution, you may still make nondeductible contributions on which earnings will accumulate on a tax-deferred basis. The combined deductible and nondeductible contributions to your traditional IRA (or the non-working spouse’s traditional IRA) may not, however, exceed the maximum $5,000 per person limit for the applicable taxable year ($6,000 for 2020 after adjustment). The dollar limit is $1,000 higher for people eligible to make age 50+ catch-up contributions ($7,000 for 2020). You must keep your own records of deductible and nondeductible contributions in order to prevent double taxation on the distribution of previously taxed amounts. See “Withdrawals, payments and transfers of funds out of traditional IRAs” later in this section for more information.

If you are making nondeductible contributions in any taxable year, or you have made nondeductible contributions to a

81

traditional IRA in prior years and are receiving distributions from any traditional IRA, you must file the required information with the IRS. Moreover, if you are making nondeductible traditional IRA contributions, you must retain all income tax returns and records pertaining to such contributions until interests in all traditional IRAs are fully distributed.

When you can make regular contributions.  If you file your tax returns on a calendar year basis like most taxpayers, you have until the April 15 return filing deadline (without extensions) of the following calendar year to make your regular traditional IRA contributions for a taxable year. Make sure you designate the year for which you are making the contribution.

Rollover and direct transfer contributions to traditional IRAs

Rollover contributions may be made to a traditional IRA from these “eligible retirement plans”:

•	qualified plans;

•	governmental employer 457(b) plans;

•	403(b) plans; and

•	other traditional IRAs.

Direct transfer contributions may only be made directly from one traditional IRA to another.

Any amount contributed to a traditional IRA after lifetime required minimum distributions must start must be net of your required minimum distribution for the year in which the rollover or direct transfer contribution is made.

Rollovers from “eligible retirement plans” other than traditional IRAs

Your plan administrator will tell you whether or not your distribution is eligible to be rolled over. Spousal beneficiaries and spousal alternate payees under qualified domestic relations orders may roll over funds on the same basis as the plan participant.

There are two ways to do rollovers:

•	Do it yourself:

You actually receive a distribution that can be rolled over and you roll it over to a traditional IRA within 60 days after the date you receive the funds. The distribution from your eligible retirement plan will be net of 20% mandatory federal income tax withholding. If you want, you can replace the withheld funds yourself and roll over the full amount.

•	Direct rollover:

You tell the trustee or custodian of the eligible retirement plan to send the distribution directly to your traditional IRA issuer. Direct rollovers are not subject to mandatory federal income tax withholding.

All distributions from a qualified plan, 403(b) plan or governmental employer 457(b) plan are eligible rollover distributions, unless the distributions are:

•	“required minimum distributions” after age 72 (or age 70 1/2 if applicable) or retirement from service with the employer; or

•	substantially equal periodic payments made at least annually for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary; or

•	substantially equal periodic payments made for a specified period of 10 years or more; or

•	hardship withdrawals; or

•	corrective distributions that fit specified technical tax rules; or

•	loans that are treated as distributions; or

•	certain death benefit payments to a beneficiary who is not your surviving spouse; or

•	qualified domestic relations order distributions to a beneficiary who is not your current spouse or former spouse.

Under legislation enacted at the end of 2019, distributions from an eligible retirement plan made in connection with the birth or adoption of a child as specified in the Code can be made free of income tax withholding and penalty-free. Repayments of these distributions to an eligible retirement plan are treated as deemed rollover contributions. IRS guidance will be required to implement this provision.

You should discuss with your tax adviser whether you should consider rolling over funds from one type of tax qualified retirement plan to another because the funds will generally be subject to the rules of the recipient plan. For example, funds in a governmental employer 457(b) plan are not subject to the additional 10% federal income tax penalty for premature distributions, but they may become subject to this penalty if you roll the funds to a different type of eligible retirement plan such as a traditional IRA, and subsequently take a premature distribution.

Rollovers from an eligible retirement plan to a traditional IRA are not subject to the “one-per-year limit” noted later in this section.

Rollovers of after-tax contributions from eligible retirement plans other than traditional IRAs

Any non-Roth after-tax contributions you have made to a qualified plan or 403(b) plan (but not a governmental employer 457(b) plan) may be rolled over to a traditional IRA (either in a direct rollover or a rollover you do yourself). When the recipient plan is a traditional IRA, you are responsible for recordkeeping and calculating the taxable amount of any distributions you take from that traditional IRA. See “Taxation of Payments” later in this section under “Withdrawals, payments and transfers of funds out of traditional IRAs.” After-tax contributions in a traditional IRA cannot be rolled over from your traditional IRA into, or back into, a qualified plan, 403(b) plan or governmental employer 457(b) plan.

Rollovers from traditional IRAs to traditional IRAs

You may roll over amounts from one traditional IRA to one or more of your other traditional IRAs if you complete the transaction within 60 days after you receive the funds. You may make such a rollover only once in every 12-month

82

period for the same funds. We call this the “one-per-year limit.” It is the IRA owner’s responsibility to determine if this rule is met. Trustee-to-trustee or custodian-to-custodian direct transfers are not rollover transactions. You can make these more frequently than once in every 12-month period.

Spousal rollovers and divorce-related direct transfers

The surviving spouse beneficiary of a deceased individual can roll over funds from, or directly transfer funds from, the deceased spouse’s traditional IRA to one or more other traditional IRAs. Also, in some cases, traditional IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court-ordered divorce or separation decree.

Excess contributions to traditional IRAs

Excess contributions to IRAs are subject to a 6% excise tax for the year in which made and for each year after until withdrawn. Examples of excess contributions are regular contributions of more than the maximum regular contribution amount for the applicable taxable year, and a rollover contribution which is not eligible to be rolled over, for example to the extent an amount distributed is a lifetime required minimum distribution after age 72 (or after age 70½, if applicable). You can avoid or limit the excise tax by withdrawing an excess contribution. See IRS Publications 590-A and 590-B for further details.

Recharacterizations

Amounts that have been contributed as traditional IRA funds may subsequently be treated as Roth IRA funds. Special federal income tax rules allow you to change your mind again and have amounts that are subsequently treated as Roth IRA funds, once again treated as traditional IRA funds. You do this by using the forms we prescribe. This is referred to as having “recharacterized” your contribution.

Withdrawals, payments and transfers of funds out of traditional IRAs

No federal income tax law restrictions on withdrawals.  You can withdraw any or all of your funds from a traditional IRA at any time. You do not need to wait for a special event like retirement.

Taxation of payments.  Amounts distributed from traditional IRAs are not subject to federal income tax until you or your beneficiary receive them. Taxable payments or distributions include withdrawals from your contract, surrender of your contract and annuity payments from your contract. Death benefits are also taxable.

We report all payments from traditional IRA contracts on IRS Form 1099-R. You are responsible for reporting these amounts correctly on your individual income tax return and keeping supporting records. Except as discussed below, the total amount of any distribution from a traditional IRA must be included in your gross income as ordinary income.

If you have ever made nondeductible (after-tax) IRA contributions to any traditional IRA (it does not have to be to this particular traditional IRA contract), those contributions are recovered tax-free when you get distributions from any traditional IRA. It is your responsibility to keep permanent tax records of all of your nondeductible contributions to traditional IRAs so that you can correctly report the taxable amount of any distribution on your own tax return. At the end of any year in which you have received a distribution from any traditional IRA, you calculate the ratio of your total nondeductible traditional IRA contributions (less any amounts previously withdrawn tax-free) to the total account balances of all traditional IRAs you own at the end of the year plus all traditional IRA distributions made during the year. Multiply this by all distributions from the traditional IRA during the year to determine the nontaxable portion of each distribution.

A distribution from a traditional IRA is not taxable if:

•	the amount received is a withdrawal of certain excess contributions, as described in IRS Publications 590-A and 590-B; or

•

the entire amount received is rolled over to another traditional IRA or other eligible retirement plan which agrees to accept the funds. (See “Rollovers from eligible retirement plans other than traditional IRAs” under “Rollover and direct transfer contributions to traditional IRAs” earlier in this section for more information.)

The following are eligible to receive rollovers of distributions from a traditional IRA: a qualified plan, a 403(b) plan or a governmental employer 457(b) plan. After-tax contributions in a traditional IRA cannot be rolled from your traditional IRA into, or back into, a qualified plan, 403(b) plan or governmental employer 457(b) plan. Before you decide to roll over a distribution from a traditional IRA to another eligible retirement plan, you should check with the administrator of that plan about whether the plan accepts rollovers and, if so, the types it accepts. You should also check with the administrator of the receiving plan about any documents required to be completed before it will accept a rollover.

Distributions from a traditional IRA are not eligible for favorable ten-year averaging and long-term capital gain treatment available under limited circumstances for certain distributions from qualified plans. If you might be eligible for such tax treatment from your qualified plan, you may be able to preserve such tax treatment even though an eligible rollover from a qualified plan is temporarily rolled into a “conduit IRA” before being rolled back into a qualified plan. See your tax adviser.

IRA distributions directly transferred to charity.  Specified distributions from IRAs directly transferred to charitable organizations may be tax-free to IRA owners age 70 1/2 or older. We no longer permit you to direct the Company to make a distribution directly to a charitable organization you request, in accordance with an interpretation of recent non-tax regulatory changes.

Required minimum distributions

Legislation enacted at the end of 2019 which is generally effective January 1, 2020 significantly amends the required minimum distribution rules. Because these rules are statutory and regulatory, in many cases IRS guidance will be required to implement these changes.

83

Background on Regulations — Required Minimum Distributions.  Distributions must be made from traditional IRAs according to rules contained in the Code and Treasury Regulations. Certain provisions of the Treasury Regulations require that the actuarial present value of additional annuity contract benefits must be added to the dollar amount credited for purposes of calculating certain types of required minimum distributions from individual retirement annuity contracts. For this purpose additional annuity contract benefits may include, but are not limited to, guaranteed benefits. This could increase the amount required to be distributed from the contract if you take annual withdrawals instead of annuitizing. Please consult your tax adviser concerning applicability of these complex rules to your situation.

Lifetime required minimum distributions — When you have to take the first lifetime required minimum distribution. When you have to start lifetime required minimum distributions from your traditional IRAs depends on your birthdate. Under legislation enacted at the end of 2019, lifetime required minimum distributions from your traditional IRAs must start for the year in which you attain age 72 (if you were born July 1, 1949 or later). For individuals born June 30, 1949 or earlier, lifetime required minimum distributions from your traditional IRAs must start for the year in which you attain age 72 (or age 70 1/2 if applicable). That is, individuals who had already attained age 72 (or age 70 1/2 if applicable) by December 31, 2019 had no change from prior law in the start or continuation of their lifetime required minimum distributions.

The first required minimum distribution is for the calendar year in which you turn age 72 (or age 70 1/2 if applicable). You have the choice to take this first required minimum distribution during the calendar year you actually reach age 72 (or age 70 1/2 if applicable), or to delay taking it until the first three-month period in the next calendar year (January 1st — April 1st). Distributions must start no later than your “Required Beginning Date”, which is April 1st of the calendar year after the calendar year in which you turn age 72 (or age 70 1/2 if applicable). If you choose to delay taking the first annual minimum distribution, then you will have to take two minimum distributions in that year — the delayed one for the first year and the one actually for that year. Once minimum distributions begin, they must be made at some time each year.

How you can calculate required minimum distributions.  There are two approaches to taking required minimum distributions —”account-based” or “annuity-based.”

Account-based method.  If you choose an account-based method, you divide the value of your traditional IRA as of December 31st of the past calendar year by a number corresponding to your age from an IRS table. This gives you the required minimum distribution amount for that particular IRA for that year. If your spouse is your sole beneficiary and more than 10 years younger than you, the dividing number you use may be from another IRS table and may produce a smaller lifetime required minimum distribution amount. Regardless of the table used, the required minimum distribution amount will vary each year as the account value, the actuarial present value of additional annuity contract benefits, if applicable, and the divisor change. If you initially choose an account-based method, you may later apply your traditional IRA funds to a life annuity-based payout with any certain period not exceeding remaining life expectancy, determined in accordance with IRS tables.

Annuity-based method.  If you choose an annuity-based method, you do not have to do annual calculations. You apply the account value to an annuity payout for your life or the joint lives of you and a designated beneficiary or for a period certain not extending beyond applicable life expectancies, determined in accordance with IRS tables.

Do you have to pick the same method to calculate your required minimum distributions for all of your traditional IRAs and other retirement plans?  No. If you want, you can choose a different method for each of your traditional IRAs and other retirement plans. For example, you can choose an annuity payout from one IRA, a different annuity payout from a qualified plan and an account-based annual withdrawal from another IRA.

Will we pay you the annual amount every year from your traditional IRA based on the method you choose?  We will only pay you automatically if you affirmatively select an annuity payout option or an account-based withdrawal option such as our “automatic required minimum distribution (RMD) service.” Even if you do not enroll in our service, we will calculate the amount of the required minimum distribution withdrawal for you, if you so request in writing. However, in that case you will be responsible for asking us to pay the required minimum distribution withdrawal to you.

Also, if you are taking account-based withdrawals from all of your traditional IRAs, the IRS will let you calculate the required minimum distribution for each traditional IRA that you maintain, using the method that you picked for that particular IRA. You can add these required minimum distribution amount calculations together. As long as the total amount you take out every year satisfies your overall traditional IRA required minimum distribution amount, you may choose to take your annual required minimum distribution from any one or more traditional IRAs that you own.

What if you take more than you need to for any year?  The required minimum distribution amount for your traditional IRAs is calculated on a year-by-year basis. There are no carry-back or carry-forward provisions. Also, you cannot apply required minimum distribution amounts you take from your qualified plans to the amounts you have to take from your traditional IRAs and vice versa.

What if you take less than you need to for any year?  Your IRA could be disqualified, and you could have to pay tax on the entire value. Even if your IRA is not disqualified, you could have to pay a 50% penalty tax on the shortfall (required amount for traditional IRAs less amount actually taken). It is your responsibility to meet the required minimum distribution rules. We will remind you when our records show that you are

84

within the age group which must take lifetime required minimum distributions. If you do not select a method with us, we will assume you are taking your required minimum distribution from another traditional IRA that you own.

What are the required minimum distribution payments after you die?  These vary, depending on the status of your beneficiary (individual or entity) and when you die. Legislation enacted at the end of 2019 significantly amends the post-death required minimum distribution rules for distributions made beginning January 1, 2020, and in some cases may affect payouts for pre-December 31, 2019 deaths. IRS guidance will be needed to implement these changes.

Individual beneficiary. Unless the individual beneficiary has a special status as an “eligible designated beneficiary” or “EDB” described below, distributions of the remaining amount in the defined contribution plan or IRA contract following your death must be distributed within 10 years. IRS guidance will be needed regarding the mechanics of implementation of this “10-year” rule.

Individual beneficiary who has “eligible designated beneficiary” or “EDB” status.  An individual beneficiary who is an “eligible designated beneficiary” or “EDB” can take annual post-death required minimum distribution payments over the life of the EDB or over a period not extending beyond the life expectancy of the EDB, as long as the distributions start no later than one year after your death (to be prescribed in Treasury Regulations).

The following individuals are EDBs:

•	your surviving spouse (see spousal beneficiary, below);

•	your minor children (only while they are minors);

•	a disabled individual (Code definition applies);

•	a chronically ill individual (Code definition applies); and

•	any individual who is not more than 10 years younger than you.

In certain cases, a trust for a disabled individual or a chronically ill individual may be treated as an individual and not an entity beneficiary.

When minor children reach the age of majority, they stop EDB status and the remainder of the portion of their interest not yet distributed must be distributed within 10 years. IRS guidance will be needed to implement the mechanics of this EDB status shift provision. It appears to discourage life contingent annuity payouts to minor children.

Spousal beneficiary.  If your death beneficiary is your surviving spouse, your spouse has a number of choices. As noted above, post-death distributions may be made over your spouse’s life or period of life expectancy. Your spouse may delay starting payments over his/her life or life expectancy period until the year in which you would have attained age 72. In some circumstances, for traditional IRA contracts only, your surviving spouse may elect to become the owner of the traditional IRA and halt distributions until he or she reaches age 72, or roll over amounts from your traditional IRA into his/her own traditional IRA or other eligible retirement plan.

Non-individual beneficiary.  Pre-January 1, 2020 rules continue to apply. If you die before your Required Beginning Date for lifetime required minimum distributions, and your death beneficiary is a non-individual such as your estate, the “5-year rule” applies. Under this rule, the entire interest must be distributed by the end of the calendar year which contains the fifth anniversary of the owner’s death. No distribution is required for a year before that fifth year. Please note that we need an individual annuitant to keep an annuity contract in force. If the beneficiary is not an individual, we must distribute amounts remaining in the annuity contract after the death of the annuitant.

If you die after your Required Beginning Date for lifetime required minimum distributions, and your death beneficiary is a non-individual such as your estate, the rules permit the beneficiary to calculate the post-death required minimum distribution amounts based on the owner’s life expectancy in the year of death. However, note that we need an individual annuitant to keep an annuity contract in force. If the beneficiary is not an individual, we must distribute amounts remaining in the annuity contract after the death of the annuitant.

Please note that under the legislation enacted in 2019, for owner deaths on or after January 1, 2020, it appears that trusts which would have qualified under pre-January 2020 rules as “see-through trusts” will now be treated as entity beneficiaries.

Additional Changes to post-death distributions after the 2019 legislation.  The legislation enacted at the end of 2019 applies to deaths after December 31, 2019, so that the post-death required minimum distribution rules in effect before January 1, 2020 continue to apply initially. As long as payments start no later than December 31 following the calendar year of the owner’s death, individuals who are non-spouse beneficiaries may continue to stretch post-death payments over their life. It is also permissible to stretch post-death payments over a period not longer than their life expectancy based on IRS tables as of the calendar year after the owner’s death on a term certain method. In certain cases, a “see-through” trust which is the death beneficiary will be treated as an individual for measuring the distribution period.

However, the legislation enacted at the end of 2019 views the death of the original individual beneficiary as an event that triggers the “10-year” distribution period. Prior to 2019, for example, if an individual beneficiary who had a 20-year life expectancy period in the year after the owner’s death died in the 7th year of post-death payments, the beneficiary named by the original beneficiary could continue the payments over the remaining 13 years of the original beneficiary’s life expectancy period. Even if the owner in this example died before December 31, 2019 the legislation caps the length of any post-death payment period after the death of the original beneficiary at 10 years. As noted above, a rule similar to this applies when an EDB dies, or a minor child reaches majority-the

85

remaining interest must be distributed within 10 years. IRS guidance will be needed to implement the mechanics of these beneficiary status shift provisions.

Spousal continuation

If the contract is continued under Spousal continuation, the required minimum distribution rules are applied as if your surviving spouse is the contract owner.

Payments to a beneficiary after your death

IRA death benefits are taxed the same as IRA distributions.

Borrowing and loans are prohibited transactions

You cannot get loans from a traditional IRA. You cannot use a traditional IRA as collateral for a loan or other obligation. If you borrow against your IRA or use it as collateral, its tax-favored status will be lost as of the first day of the tax year in which this prohibited event occurs. If this happens, you must include the value of the traditional IRA in your federal gross income. Also, the early distribution penalty tax of 10% may apply if you have not reached age 59 1/2 before the first day of that tax year.

Early distribution penalty tax

A penalty tax of 10% of the taxable portion of a distribution applies to distributions from a traditional IRA made before you reach age 59 1/2. Some of the available exceptions to the pre-age 59 1/2 penalty tax include distributions:

•	made on or after your death; or

•	made because you are disabled (special federal income tax definition); or

•	used to pay certain extraordinary medical expenses (special federal income tax definition); or

•	used to pay medical insurance premiums for unemployed individuals (special federal income tax definition); or

•	used to pay certain first-time home buyer expenses (special federal income tax definition; $10,000 lifetime total limit for these distributions from all your traditional and Roth IRAs); or

•	used to pay certain higher education expenses (special federal income tax definition); or

•	under legislation enacted at the end of 2019, distributions made in connection with the birth or adoption of a child as specified in the Code; or

•

in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy) or over the joint lives of you and your beneficiary (or your joint life expectancies) using an IRS-approved distribution method. We do not anticipate that Guaranteed annual withdrawals made under the Guaranteed withdrawal benefit for life’s Maximum or Customized payment plan or taken as partial withdrawals will qualify for this exception if made before age 59 1/2 .

Please note that it is your responsibility to claim the penalty exception on your own income tax return and to document eligibility for the exception to the IRS.

To meet the substantially equal periodic payment exception, you could elect the substantially equal withdrawal option. See “Substantially equal withdrawals” under “Accessing your money” earlier in this Prospectus. We will calculate the substantially equal annual payments using your choice of IRS-approved methods we offer. Although substantially equal withdrawals are not subject to the 10% penalty tax, they are taxable as discussed in “Withdrawals, payments and transfers of funds out of traditional IRAs” earlier in this section. Once substantially equal withdrawals begin, the distributions should not be stopped or changed until after the later of your reaching age 59 1/2 or five years after the date of the first distribution, or the penalty tax, including an interest charge for the prior penalty avoidance, may apply to all prior distributions under either option. Also, it is possible that the IRS could view any additional withdrawal or payment you take from, or any additional contributions or transfers you make to, your contract as changing your pattern of substantially equal withdrawals for purposes of determining whether the penalty applies.

Roth individual retirement annuities (Roth IRAs)

This section of the Prospectus covers some of the special tax rules that apply to Roth IRAs. If the rules are the same as those that apply to the traditional IRA, we will refer you to the same topic under “Traditional individual retirement annuities (traditional IRAs).”

The Accumulator® Series Roth IRA contract is designed to qualify as a Roth individual retirement annuity under Sections 408A(b) and 408(b) of the Internal Revenue Code.

Contributions to Roth IRAs

Individuals may generally make four different types of contributions to a Roth IRA:

•	regular after-tax contributions out of earnings; or

•	taxable rollover contributions from traditional IRAs or other eligible retirement plans (“conversion rollover” contributions); or

•	tax-free rollover contributions from other Roth individual retirement arrangements or designated Roth accounts under defined contribution plans; or

•	tax-free direct custodian-to-custodian transfers from other Roth IRAs (“direct transfers”).

Regular after-tax, direct transfer and rollover contributions may be made to a Roth IRA contract. See “Rollovers and direct transfer contributions to Roth IRAs” later in this section for more information. If you use the forms we require, we will also accept traditional IRA funds which are subsequently recharacterized as Roth IRA funds following special federal income tax rules.

86

The initial contribution to your contract must have been a direct transfer or rollover, because the minimum initial contribution required to purchase an Accumulator® EliteSM, Accumulator® PlusSM or Accumulator® SelectSM contract was greater than the maximum regular IRA contribution permitted for a taxable year. If permitted under your contract, subsequent contributions may also be regular contributions out of compensation.

Regular contributions to Roth IRAs

Limits on regular contributions.  The “maximum regular contribution amount” for any taxable year is the most that can be contributed to all of your IRAs (traditional and Roth) as regular contributions for the particular taxable year. The maximum regular contribution amount depends on age, earnings, and year, among other things. Generally, $6,000 is the maximum amount that you may contribute to all IRAs (traditional IRAs and Roth IRAs) for 2020, after adjustment for cost-of-living changes. This limit does not apply to rollover contributions or direct custodian-to-custodian transfers into a Roth IRA. Any contributions to Roth IRAs reduce your ability to contribute to traditional IRAs and vice versa. When your earnings are below $6,000, your earned income or compensation for the year is the most you can contribute. If you are married and file a joint income tax return, you and your spouse may combine your compensation to determine the amount of regular contributions you are permitted to make to Roth IRAs and traditional IRAs. See the discussion under “Special rules for spouses” earlier in this section under traditional IRAs.

If you or your spouse are at least age 50 at any time during the taxable year for which you are making a regular contribution, you may be eligible to make additional catch-up contributions of up to $1,000.

The amount of permissible contributions to Roth IRAs for any year depends on the individual’s income limits and marital status. For example, if you are married and filing separately for any year your ability to make regular Roth IRA contributions is greatly limited. The amount of permissible contributions and income limits may be adjusted annually for cost of living. Please consult IRS Publication 590-A, “Contributions to Individual Retirement Arrangements (IRAs)” for the rules applicable to the current year.

When you can make contributions.  Same as traditional IRAs.

Deductibility of contributions.  Roth IRA contributions are not tax deductible.

Rollover and direct transfer contributions to Roth IRAs

What is the difference between rollover and direct transfer transactions?

The difference between a rollover transaction and a direct transfer transaction is the following: in a rollover transaction you actually take possession of the funds rolled over or are considered to have received them under tax law in the case of a change from one type of plan to another. In a direct transfer transaction, you never take possession of the funds, but direct the first Roth IRA custodian, trustee or issuer to transfer the first Roth IRA funds directly to the recipient Roth IRA custodian, trustee or issuer. You can make direct transfer transactions only between identical plan types (for example, Roth IRA to Roth IRA). You can also make rollover transactions between identical plan types. However, you can only make rollovers between different plan types (for example, traditional IRA to Roth IRA).

You may make rollover contributions to a Roth IRA from these sources only:

•	another Roth IRA;

•	a traditional IRA, including a SEP-IRA or SIMPLE IRA (after a two-year rollover limitation period for SIMPLE IRA funds), in a taxable conversion rollover (“conversion rollover”);

•	a “designated Roth contribution account” under a 401(k) plan, 403(b) plan, or a governmental employer Section 457(b) plan (direct or 60-day); or

•	from non-Roth accounts under another eligible retirement plan, as described below under “Conversion rollover contributions to Roth IRAs.”

You may make direct transfer contributions to a Roth IRA only from another Roth IRA.

You may make both Roth IRA to Roth IRA rollover transactions and Roth IRA to Roth IRA direct transfer transactions. This can be accomplished on a completely tax-free basis. However, you may make Roth IRA to Roth IRA rollover transactions only once in any 12-month period for the same funds. We call this the “one-per-year limit.” It is the Roth IRA owner’s responsibility to determine if this rule is met. Trustee-to-trustee or custodian-to-custodian direct transfers can be made more frequently than once a year. Also, if you send us the rollover contribution to apply it to a Roth IRA, you must do so within 60 days after you receive the proceeds from the original IRA to get rollover treatment.

The surviving spouse beneficiary of a deceased individual can roll over or directly transfer an inherited Roth IRA to one or more other Roth IRAs. In some cases, Roth IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court-ordered divorce or separation decree.

Conversion rollover contributions to Roth IRAs

In a conversion rollover transaction, you withdraw (or are considered to have withdrawn) all or a portion of funds from a traditional IRA you maintain and convert it to a Roth IRA within 60 days after you receive (or are considered to have received) the traditional IRA proceeds. Amounts can also be rolled over from non-Roth accounts under another eligible retirement plan, including a Code Section 401(a) qualified plan, a 403(b) plan, and a governmental employer Section 457(b) plan.

Unlike a rollover from a traditional IRA to another traditional IRA, a conversion rollover transaction from a traditional IRA or other eligible retirement plan to a Roth IRA is not tax-free. Instead, the distribution from the traditional IRA or other eligible

87

retirement plan is generally fully taxable. If you are converting all or part of a traditional IRA, and you have ever made nondeductible regular contributions to any traditional IRA — whether or not it is the traditional IRA you are converting — a pro rata portion of the distribution is tax free. Even if you are under age 59 1/2, the early distribution penalty tax does not apply to conversion rollover contributions to a Roth IRA. Conversion rollover contributions to Roth IRAs are not subject to the “one-per-year limit” noted earlier in this section.

You cannot make conversion contributions to a Roth IRA to the extent that the funds in your traditional IRA or other eligible retirement plan are subject to the lifetime annual required minimum distribution rules.

The IRS and Treasury have issued Treasury Regulations addressing the valuation of annuity contracts funding traditional IRAs in the conversion to Roth IRAs. Although these Regulations are not clear, they could require an individual’s gross income on the conversion of a traditional IRA to a Roth IRA to be measured using various actuarial methods and not as if the annuity contract funding the traditional IRA had been surrendered at the time of conversion. This could increase the amount of income reported in certain circumstances.

Recharacterizations

You may be able to treat a contribution made to one type of IRA as having been made to a different type of IRA. This is called recharacterizing the contribution.

How to recharacterize.  To recharacterize a contribution, you generally must have the contribution transferred from the first IRA (the one to which it was made) to the second IRA in a deemed trustee-to-trustee transfer. If the transfer is made by the due date (including extensions) for your tax return for the year during which the contribution was made, you can elect to treat the contribution as having been originally made to the second IRA instead of to the first IRA. It will be treated as having been made to the second IRA on the same date that it was actually made to the first IRA. You must report the recharacterization and must treat the contribution as having been made to the second IRA, instead of the first IRA, on your tax return for the year during which the contribution was made.

The contribution will not be treated as having been made to the second IRA unless the transfer includes any net income allocable to the contribution. You can take into account any loss on the contribution while it was in the IRA when calculating the amount that must be transferred. If there was a loss, the net income you must transfer may be a negative amount.

No deduction is allowed for the contribution to the first IRA and any net income transferred with the recharacterized contribution is treated as earned in the second IRA. The contribution will not be treated as having been made to the second IRA to the extent any deduction was allowed with respect to the contribution to the first IRA.

Conversion rollover contributions to Roth IRAs cannot be recharacterized.

To recharacterize a contribution, you must use our forms.

Withdrawals, payments and transfers of funds out of Roth IRAs

No federal income tax law restrictions on withdrawals.  You can withdraw any or all of your funds from a Roth IRA at any time; you do not need to wait for a special event like retirement.

Distributions from Roth IRAs

Distributions include withdrawals from your contract, surrender of your contract and annuity payments from your contract. Death benefits are also distributions.

You must keep your own records of regular and conversion contributions to all Roth IRAs to assure appropriate taxation. You may have to file information on your contributions to and distributions from any Roth IRA on your tax return. You may have to retain all income tax returns and records pertaining to such contributions and distributions until your interests in all Roth IRAs are distributed.

Like traditional IRAs, taxable distributions from a Roth IRA are not entitled to special favorable ten-year averaging and long-term capital gain treatment available in limited cases to certain distributions from qualified plans.

The following distributions from Roth IRAs are free of income tax:

•	rollovers from a Roth IRA to another Roth IRA;

•	direct transfers from a Roth IRA to another Roth IRA;

•	qualified distributions from a Roth IRA; and

•	return of excess contributions or amounts recharacterized to a traditional IRA.

Qualified distributions from Roth IRAs.  Qualified distributions from Roth IRAs made because of one of the following four qualifying events or reasons are not includible in income:

•	you are age 59 1/2 or older; or

•	you die; or

•	you become disabled (special federal income tax definition); or

•

your distribution is a “qualified first-time homebuyer distribution” (special federal income tax definition; $10,000 lifetime total limit for these distributions from all of your traditional and Roth IRAs).

You also have to meet a five-year aging period. A qualified distribution is any distribution made after the five-taxable-year period beginning with the first taxable year for which you made any contribution to any Roth IRA (whether or not the one from which the distribution is being made).

Nonqualified distributions from Roth IRAs.  Nonqualified distributions from Roth IRAs are distributions that do not meet both the qualifying event and five-year aging period tests described above. If you receive such a distribution, part

88

of it may be taxable. For purposes of determining the correct tax treatment of distributions (other than the withdrawal of excess contributions and the earnings on them), there is a set order in which contributions (including conversion contributions) and earnings are considered to be distributed from your Roth IRA. The order of distributions is as follows:

(1)	Regular contributions.

(2)	Conversion contributions, on a first-in-first-out basis (generally, total conversions from the earliest year first). These conversion contributions are taken into account as follows:

(a)	Taxable portion (the amount required to be included in gross income because of conversion) first, and then the

(b)	Nontaxable portion.

(3)	Earnings on contributions.

Rollover contributions from other Roth IRAs are disregarded for this purpose.

To determine the taxable amount distributed, distributions and contributions are aggregated or grouped, then added together as follows:

(1)	All distributions made during the year from all Roth IRAs you maintain — with any custodian or issuer — are added together.

(2)

All regular contributions made during and for the year (contributions made after the close of the year, but before the due date of your return) are added together. This total is added to the total undistributed regular contributions made in prior years.

(3)	All conversion contributions made during the year are added together.

Any recharacterized contributions that end up in a Roth IRA are added to the appropriate contribution group for the year that the original contribution would have been taken into account if it had been made directly to the Roth IRA.

Any recharacterized contribution that ends up in an IRA other than a Roth IRA is disregarded for the purpose of grouping both contributions and distributions. Any amount withdrawn to correct an excess contribution (including the earnings withdrawn) is also disregarded for this purpose.

Required minimum distributions during life

Lifetime required minimum distributions do not apply.

Required minimum distributions at death

Same as traditional IRA under “What are the required minimum distribution payments after you die?”.

Payments to a beneficiary after your death

Distributions to a beneficiary generally receive the same tax treatment as if the distribution had been made to you.

Borrowing and loans are prohibited transactions

Same as traditional IRA.

Excess contributions to Roth IRAs

Generally the same as traditional IRA.

Excess rollover contributions to Roth IRAs are contributions not eligible to be rolled over.

You can withdraw or recharacterize any contribution to a Roth IRA before the due date (including extensions) for filing your federal income tax return for the tax year. If you do this, you must also withdraw or recharacterize any earnings attributable to the contribution.

Early distribution penalty tax

Same as traditional IRA.

Tax withholding and information reporting

Status for income tax purposes; FATCA.  In order for us to comply with income tax withholding and information reporting rules which may apply to annuity contracts and tax-qualified or tax-favored plan participation, we request documentation of “status” for tax purposes. “Status” for tax purposes generally means whether a person is a “U S. person” or a foreign person with respect to the United States; whether a person is an individual or an entity, and if an entity, the type of entity. Status for tax purposes is best documented on the appropriate IRS Form or substitute certification form (IRS Form W-9 for a U.S. person or the appropriate type of IRS Form W-8 for a foreign person). If we do not have appropriate certification or documentation of a person’s status for tax purposes on file, it could affect the rate at which we are required to withhold income tax, and penalties could apply. Information reporting rules could apply not only to specified transactions, but also to contract ownership. For example, under the Foreign Account Tax Compliance Act (“FATCA”), which applies to certain U.S.-source payments, and similar or related withholding and information reporting rules, we may be required to report contract values and other information for certain contractholders. For this reason we and our affiliates intend to require appropriate status documentation at purchase, change of ownership, and affected payment transactions, including death benefit payments. FATCA and its related guidance is extraordinarily complex and its effect varies considerably by type of payor, type of payee and type of recipient.

Tax Withholding.  We must withhold federal income tax from distributions from annuity contracts and specified tax-favored savings or retirement plans or arrangements. You may be able to elect out of this income tax withholding in some cases. Generally, we do not have to withhold if your distributions are not taxable. The rate of withholding will depend on the type of distribution and, in certain cases, the amount of your distribution. Any income tax withheld is a credit against your income tax liability. If you do not have sufficient income tax withheld or do not make sufficient estimated income tax payments, you may incur penalties under the estimated income tax rules.

89

You must file your request not to withhold in writing before the payment or distribution is made. Our processing office will provide forms for this purpose. You cannot elect out of withholding unless you provide us with your correct Taxpayer Identification Number and a United States residence address. You cannot elect out of withholding if we are sending the payment out of the United States.

You should note the following special situations:

•	We might have to withhold and/or report on amounts we pay under a free look or cancellation.

•

We are required to withhold on the gross amount of a distribution from a Roth IRA to the extent it is reasonable for us to believe that a distribution is includible in your gross income. This may result in tax being withheld even though the Roth IRA distribution is ultimately not taxable.

Special withholding rules apply to United States citizens residing outside of the United States, foreign recipients, and certain U. S. entity recipients which are treated as foreign because they fail to document their U.S. status before payment is made. We do not discuss these rules here in detail. However, we may require additional documentation in the case of payments made to United States persons living abroad and non-United States persons (including U.S. entities treated as foreign) prior to processing any requested transaction.

Certain states have indicated that state income tax withholding will also apply to payments from the contracts made to residents. Generally, an election out of federal withholding will also be considered an election out of state withholding. In some states, you may elect out of state withholding, even if federal withholding applies. In some states, the income tax withholding is completely independent of federal income tax withholding. If you need more information concerning a particular state or any required forms, call our processing office at the toll-free number.

Federal income tax withholding on periodic annuity payments

Federal tax rules require payers to withhold differently on “periodic” and “nonperiodic” payments. Payers are to withhold from periodic annuity payments as if the payments were wages. For a periodic annuity payment, for example, the annuity contract owner’s withholding depends on what the owner specifies on a Form W-4P. If the owner fails to provide a correct Taxpayer Identification Number, withholding at the highest rate applies.

A contract owner’s withholding election remains effective unless and until the owner revokes it. The contract owner may revoke or change a withholding election at any time.

Federal income tax withholding on non-periodic annuity payments (withdrawals)

Non-periodic distributions include partial withdrawals, total surrenders and death benefits. Payers generally withhold federal income tax at a flat 10% rate from (i) the taxable amount in the case of nonqualified contracts, and (ii) the payment amount in the case of traditional IRAs and Roth IRAs, where it is reasonable to assume an amount is includible in gross income.

As described below, there is no election out of federal income tax withholding if the payment is an eligible rollover distribution from a qualified plan or TSA contract. If a non-periodic distribution from a qualified plan or TSA contract is not an eligible rollover distribution then election out is permitted. If there is no election out, the 10% withholding rate applies.

Special rules for contracts funding qualified plans

The plan administrator is responsible for making all required notifications on tax matters to plan participants and to the IRS. See Appendix II at the end of this Prospectus.

Mandatory withholding from TSA and qualified plan distributions

Unless the distribution is directly rolled over to another eligible retirement plan, eligible rollover distributions from qualified plans and TSA contracts are subject to mandatory 20% withholding. The plan administrator is responsible for withholding from qualified plan distributions and communicating to the recipient whether the distribution is an eligible rollover distribution.

Impact of taxes to the Company

The contracts provide that we may charge Separate Account No. 49 for taxes. We do not now, but may in the future set up reserves for such taxes.

We are entitled to certain tax benefits related to the investment of company assets, including assets of the separate account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you, since we are the owner of the assets from which tax benefits may be derived.

90

8. More information

About Separate Account No. 49

Each variable investment option is a subaccount of Separate Account No. 49. We established Separate Account No. 49 in 1996 under special provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable annuity contracts. We are the legal owner of all of the assets in Separate Account No. 49 and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our contracts. For example, we may withdraw amounts from Separate Account No. 49 that represent our investments in Separate Account No. 49 or that represent fees and charges under the contracts that we have earned. Also, we may, at our sole discretion, invest Separate Account No. 49 assets in any investment permitted by applicable law. The results of Separate Account No. 49’s operations are accounted for without regard to the Company’s other operations. The amount of some of our obligations under the contracts is based on the assets in Separate Account No. 49. However, the obligations themselves are obligations of the Company.

Separate Account No. 49 is registered under the Investment Company Act of 1940 and is registered and classified under that act as a “unit investment trust.” The SEC, however, does not manage or supervise the Company or Separate Account No. 49. Although Separate Account No. 49 is registered, the SEC does not monitor the activity of Separate Account No. 49 on a daily basis. The Company is not required to register, and is not registered, as an investment company under the Investment Company Act of 1940.

Each subaccount (variable investment option) within Separate Account No. 49 invests in shares issued by the corresponding Portfolio of its Trust.

We reserve the right subject to compliance with laws that apply:

(1)	to add variable investment options to, or to remove variable investment options from, Separate Account No. 49, or to add other separate accounts;

(2)	to combine any two or more variable investment options;

(3)	to transfer the assets we determine to be the shares of the class of contracts to which the contracts belong from any variable investment option to another variable investment option;

(4)

to operate Separate Account No. 49 or any variable investment option as a management investment company under the Investment Company Act of 1940 (in which case, charges and expenses that otherwise would be assessed against an underlying mutual fund would be assessed against Separate Account No. 49 or a variable investment option directly);

(5)	to deregister Separate Account No. 49 under the Investment Company Act of 1940;

(6)	to restrict or eliminate any voting rights as to Separate Account No. 49;

(7)	to cause one or more variable investment options to invest some or all of their assets in one or more other trusts or investment companies;

(8)	to limit or terminate contributions and limit transfers to any of the variable investment options; and

(9)	to limit the number of variable investment options you may elect.

If the exercise of these rights results in a material change in the underlying investment of Separate Account No. 49, you will be notified of such exercise, as required by law.

About the Trusts

The Trusts are registered under the Investment Company Act of 1940. They are classified as “open-end management investment companies,” more commonly called mutual funds. Each Trust issues different shares relating to each Portfolio.

The Trusts do not impose sales charges or “loads” for buying and selling their shares. All dividends and other distributions on the Trusts’ shares are reinvested in full. The Board of Trustees of each Trust serves for the benefit of each Trust’s shareholders. The Board of Trustees may take many actions regarding the Portfolios (for example, the Board of Trustees can establish additional Portfolios or eliminate existing Portfolios; change Portfolio investment objectives; and change Portfolio investment policies and strategies). In accordance with applicable law, certain of these changes may be implemented without a shareholder vote and, in certain instances, without advanced notice. More detailed information about certain actions subject to notice and shareholder vote for each Trust, and other information about the Portfolios, including portfolio investment objectives, policies, restrictions, risks, expenses, its Rule 12b-1 plan and other aspects of its operations, appears in the prospectuses for each Trust, which generally accompany this prospectus, or in their respective SAIs, which are available upon request.

About our fixed maturity options

Rates to maturity and price per $100 of maturity value

We can determine the amount required to be allocated to one or more fixed maturity options in order to produce specified maturity values. For example, we can tell you how much you need to allocate per $100 of maturity value.

91

Fixed maturity option rates are determined daily. The rates in the table below are illustrative only and will most likely differ from the rates applicable at time of purchase. Current fixed maturity option rates can be obtained from your financial professional.

The rates to maturity for new allocations as of February 18, 2020 and the related price per $100 of maturity value were as shown below:

Fixed Maturity Options with February 18th Maturity Date of Maturity Year	Rate to Maturity as of February 18, 2020	Price Per $100 of Maturity Value
2021	3.00%(1)	$97.08
2022	3.00%(1)	$94.25
2023	3.00%(1)	$91.51
2024	3.00%(1)	$88.84
2025	3.00%(1)	$86.25
2026	3.00%(1)	$83.73
2027	3.00%(1)	$81.30
2028	3.00%(1)	$78.93
2029	3.00%(1)	$76.62
2030	3.10%	$73.67
(1)	Since these rates to maturity are 3%, no amounts could have been allocated to these options.

How we determine the market value adjustment

We use the following procedure to calculate the market value adjustment (positive or negative) we make if you withdraw any of your value from a fixed maturity option before its maturity date.

(1)	We determine the market adjusted amount on the date of the withdrawal as follows:

(a)	We determine the fixed maturity amount that would be payable on the maturity date, using the rate to maturity for the fixed maturity option.

(b)

We determine the period remaining in your fixed maturity option (based on the withdrawal date) and convert it to fractional years based on a 365-day year. For example, three years and 12 days becomes 3.0329.

(c)

We determine the current rate to maturity for your fixed maturity option based on the rate for a new fixed maturity option issued on the same date and having the same maturity date as your fixed maturity option; if the same maturity date is not available for new fixed maturity options, we determine a rate that is between the rates for new fixed maturity option maturities that immediately precede and immediately follow your fixed maturity option’s maturity date.

(d)	We determine the present value of the fixed maturity amount payable at the maturity date, using the period determined in (b) and the rate determined in (c).
(2)	We determine the fixed maturity amount as of the current date.

(3)	We subtract (2) from the result in (1)(d). The result is the market value adjustment applicable to such fixed maturity option, which may be positive or negative.

If you withdraw only a portion of the amount in a fixed maturity option, the market value adjustment will be a percentage of the market value adjustment that would have applied if you had withdrawn the entire value in that fixed maturity option. This percentage is equal to the percentage of the value in the fixed maturity option that you are withdrawing. Any withdrawal charges that are deducted from a fixed maturity option will result in a market value adjustment calculated in the same way. Please note that withdrawal charges do not apply to Accumulator® SelectSM contracts. See Appendix III at the end of this Prospectus for an example.

For purposes of calculating the rate to maturity for new allocations to a fixed maturity option (see (1)(c) above), we use the rate we have in effect for new allocations to that fixed maturity option. We use this rate even if new allocations to that option would not be accepted at that time. This rate will not be less than 3%. If we do not have a rate to maturity in effect for a fixed maturity option to which the “current rate to maturity” in (1)(c) above would apply, we will use the rate at the next closest maturity date. If we are no longer offering new fixed maturity options, the “current rate to maturity” will be determined by using a widely published index. We reserve the right to add up to 0.25% to the current rate in (1)(c) above for purposes of calculating the market value adjustment only.

Investments under the fixed maturity options

Amounts allocated to the fixed maturity options are held in a “non-unitized” separate account we have established under the New York Insurance Law. This separate account provides an additional measure of assurance that we will make full payment of amounts due under the fixed maturity options. Under New York Insurance Law, the portion of the separate account’s assets equal to the reserves and other contract liabilities relating to the contracts are not chargeable with liabilities from any other business we may conduct. We own the assets of the separate account, as well as any favorable investment performance on those assets. You do not participate in the performance of the assets held in this separate account. We may, subject to state law that applies, transfer all assets allocated to the separate account to our general account. We guarantee all benefits relating to your value in the fixed maturity options, regardless of whether assets supporting fixed maturity options are held in a separate account or our general account.

We expect the rates to maturity for the fixed maturity options to be influenced by, but not necessarily correspond to, among other things, the yields that we can expect to realize on the separate account’s investments from time to time. Our current plans are to invest in fixed-income obligations, including corporate bonds, mortgage-backed and

92

asset-backed securities, and government and agency issues having durations in the aggregate consistent with those of the fixed maturity options.

Although the above generally describes our plans for investing the assets supporting our obligations under the fixed maturity options under the contracts, we are not obligated to invest those assets according to any particular plan except as we may be required to by state insurance laws. We will not determine the rates to maturity we establish by the performance of the nonunitized separate account.

About the general account

This contract is offered to customers through various financial institutions, brokerage firms and their affiliate insurance agencies. No financial institution, brokerage firm or insurance agency has any liability with respect to a contract’s account value or any guaranteed benefits with which the contract was issued. The Company is solely responsible to the contract owner for the contract’s account value and such guaranteed benefits. The general obligations and any guaranteed benefits under the contract are supported by the Company’s general account and are subject to the Company’s claims paying ability. An owner should look to the financial strength of the Company for its claims-paying ability. Assets in the general account are not segregated for the exclusive benefit of any particular contract or obligation. General account assets are also available to the insurer’s general creditors and the conduct of its routine business activities, such as the payment of salaries, rent and other ordinary business expenses. For more information about the Company’s financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the variable investment options. You may also speak with your financial representative. For Accumulator® PlusSM contracts, credits allocated to your account value are funded from our general account.

The general account is subject to regulation and supervision by the New York State Department of Financial Services and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Interests under the contracts in the general account have not been registered and are not required to be registered under the Securities Act of 1933 because of exemptions and exclusionary provisions that apply. The general account is not required to register as an investment company under the Investment Company Act of 1940 and it is not registered as an investment company under the Investment Company Act of 1940. The contract is a “covered security” under the federal securities laws.

We have been advised that the staff of the SEC has not reviewed the portions of this Prospectus that relate to the general account . The disclosure with regard to the general account, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

About other methods of payment

Wire transmittals and electronic applications

We accept initial and subsequent contributions sent by wire to our processing office by agreement with certain broker-dealers. Such transmittals must be accompanied by information we require to allocate your contribution. Wire orders not accompanied by complete information may be retained as described under “How you can make your contributions” under “Contract features and benefits” earlier in this Prospectus.

Even if we accept the wire order and essential information, a contract generally will not be issued until we receive and accept a properly completed application. In certain cases we may issue a contract based on information provided through certain broker-dealers with which we have established electronic facilities. In any such cases, you must sign our Acknowledgement of Receipt form.

Where we require a signed application, the above procedures do not apply and no financial transactions will be permitted until we receive the signed application and have issued the contract. Where we issue a contract based on information provided through electronic facilities, we require an Acknowledgement of Receipt form, and financial transactions are only permitted if you request them in writing, sign the request and have it signature guaranteed, until we receive the signed Acknowledgement of Receipt form. After your contract has been issued, additional contributions may be transmitted by wire.

In general, the transaction date for electronic transmissions is the date on which we receive at our regular processing office all required information and the funds due for your contribution. We may also establish same-day electronic processing facilities with a broker-dealer that has undertaken to pay contribution amounts on behalf of its customers. In such cases, the transaction date for properly processed orders is the business day on which the broker-dealer inputs all required information into its electronic processing system. You can contact us to find out more about such arrangements.

After your contract has been issued, additional contributions may be transmitted by wire.

Automatic investment program — for NQ, Flexible Premium IRA and Flexible Premium Roth IRA contracts only

You may use our automatic investment program, or “AIP,” to have a specified amount automatically deducted from a checking account, money market account, or credit union checking account and contributed as an additional contribution into an NQ, Flexible Premium IRA or Flexible Premium Roth IRA contract on a monthly or quarterly basis. AIP is not available for Rollover IRA, Roth Conversion IRA, QP, Inherited IRA Beneficiary Continuation (traditional IRA or Roth IRA) or Rollover TSA contracts. Please see Appendix VII later in this Prospectus to see if the automatic investment program is available in your state.

93

For NQ contracts, the minimum amounts we will deduct are $100 monthly and $300 quarterly. Under Flexible Premium IRA and Flexible Premium Roth IRA contracts, the minimum amount is $50. Under the IRA contracts, these amounts are subject to the tax maximums. AIP additional contributions may be allocated to any of the variable investment options and available fixed maturity options, but not the account for special dollar cost averaging. Please note that the account for special dollar cost averaging is available to Accumulator® and Accumulator® EliteSM contract owners only. You choose the day of the month you wish to have your account debited. However, you may not choose a date later than the 28th day of the month.

For contracts with the Guaranteed withdrawal benefit for life, AIP will be automatically terminated after the later of: (i) the end of the first contract year, or (ii) the date the first withdrawal is taken. For contracts with PGB, AIP will be automatically terminated at the end of the first six months.

You may cancel AIP at any time by notifying our processing office. We are not responsible for any debits made to your account before the time written notice of cancellation is received at our processing office.

Dates and prices at which contract events occur

We describe below the general rules for when, and at what prices, events under your contract will occur. Other portions of this Prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.

Business day

Our “business day” is generally any day the New York Stock Exchange (“NYSE”) is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the SEC. We may also close early due to such emergency conditions. Contributions will be applied and any other transaction requests will be processed when they are received along with all the required information unless another date applies as indicated below.

•	If your contribution, transfer or any other transaction request containing all the required information reaches us on any of the following, we will use the next business day:

—	on a non-business day;

—	after 4:00 p.m. Eastern Time on a business day; or

—	after an early close of regular trading on the NYSE on a business day.

•	A loan request under your Rollover TSA contract will be processed on the first business day of the month following the date on which the properly completed loan request form is received.
•

If your transaction is set to occur on the same day of the month as the contract date and that date is the 29th, 30th or 31st of the month, then the transaction will occur on the 1st day of the next month.

•	When a charge is to be deducted on a contract date anniversary that is a non-business day, we will deduct the charge on the next business day.

•

If we have entered into an agreement with your broker-dealer for automated processing of contributions and/or transfers upon receipt of customer order, your contribution and/or transfer will be considered received at the time your broker-dealer receives your contribution and/or transfer and all information needed to process your application, along with any required documents. Your broker-dealer will then transmit your order to us in accordance with our processing procedures. However, in such cases, your broker-dealer is considered a processing office for the purpose of receiving the contribution and/or transfer. Such arrangements may apply to initial contributions, subsequent contributions, and/or transfers, and may be commenced or terminated at any time without prior notice. If required by law, the “closing time” for such orders will be earlier than 4:00 p.m., Eastern Time.

Contributions, credits and transfers

•	Contributions (and credits, for Accumulator® PlusSM contracts only) allocated to the variable investment options are invested at the unit value next determined after the receipt of the contribution.

•

Contributions (and credits, for Accumulator® PlusSM contracts only) allocated to the guaranteed interest option will receive the crediting rate in effect on that business day for the specified time period.

•

Contributions (and credits, for Accumulator® PlusSM contracts only) allocated to a fixed maturity option will receive the rate to maturity in effect for that fixed maturity option on that business day (unless a rate lock-in is applicable).

•

Initial contributions allocated to the account for special dollar cost averaging receive the interest rate in effect on that business day. At certain times, we may offer the opportunity to lock in the interest rate for an initial contribution to be received under Section 1035 exchanges and trustee to trustee transfers. Please note that the account for special dollar cost averaging is available to Accumulator® and Accumulator® EliteSM contract owners only. Your financial professional can provide information or you can call our processing office.

•	Transfers to or from variable investment options will be made at the unit value next determined after the receipt of the transfer request.

•	Transfers to a fixed maturity option will be based on the rate to maturity in effect for that fixed maturity option on the business day of the transfer.

94

•	Transfers to the guaranteed interest option will receive the crediting rate in effect on that business day for the specified time period.

•	For the interest sweep option, the first monthly transfer will occur on the last business day of the month following the month that we receive your election form at our processing office.

About your voting rights

As the owner of the shares of the Trusts, we have the right to vote on certain matters involving the Portfolios, such as:

•	the election of trustees; or

•	the formal approval of independent public accounting firms selected for each Trust; or

•	any other matters described in the prospectus for each Trust or requiring a shareholders’ vote under the Investment Company Act of 1940.

We will give contract owners the opportunity to instruct us how to vote the number of shares attributable to their contracts if a shareholder vote is taken. If we do not receive instructions in time from all contract owners, we will vote the shares of a Portfolio for which no instructions have been received in the same proportion as we vote shares of that Portfolio for which we have received instructions. We will also vote any shares that we are entitled to vote directly because of amounts we have in a Portfolio in the same proportions that contract owners vote. One effect of proportional voting is that a small number of contract owners may determine the outcome of a vote.

The Trusts sell their shares to the Company separate accounts in connection with the Company’s variable annuity and/or variable life insurance products, and to separate accounts of insurance companies, both affiliated and unaffiliated with the Company. EQ Premier VIP Trust and EQ Advisors Trust also sell their shares to the trustee of a qualified plan for the Company. We currently do not foresee any disadvantages to our contract owners arising out of these arrangements. However, the Board of Trustees or Directors of each Trust intends to monitor events to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a Board’s response insufficiently protects our contract owners, we will see to it that appropriate action is taken to do so.

Separate Account No. 49 voting rights

If actions relating to the Separate Account require contract owner approval, contract owners will be entitled to one vote for each unit they have in the variable investment options. Each contract owner who has elected a variable annuity payout option may cast the number of votes equal to the dollar amount of reserves we are holding for that annuity in a variable investment option divided by the annuity unit value for that option. We will cast votes attributable to any amounts we have in the variable investment options in the same proportion as votes cast by contract owners.

Changes in applicable law

The voting rights we describe in this Prospectus are created under applicable federal securities laws. To the extent that those laws or the regulations published under those laws eliminate the necessity to submit matters for approval by persons having voting rights in separate accounts of insurance companies, we reserve the right to proceed in accordance with those laws or regulations.

COVID-19

The outbreak of the novel coronavirus known as COVID-19 was declared a pandemic by the World Health Organization in March 2020. Equity and financial markets have experienced increased volatility and negative returns, and interest rates have declined due to the COVID-19 pandemic and other market factors. Such events can adversely impact us and our operations. Management believes the Company is taking appropriate actions to mitigate the negative impact to our business and operations. However, the full impact of COVID-19 is unknown and cannot be reasonably estimated or predicted at this time as these events are still developing.

Moreover, these market conditions have impacted the performance of the funds underlying the variable investment options. If these market conditions continue, and depending on your individual circumstances (e.g., your selected investment options and the timing of any contributions, transfers, or withdrawals), you may experience (perhaps significant) negative returns under the contract. The duration of the COVID-19 pandemic, and the future impact that the pandemic may have on the financial markets and global economy, cannot be foreseen, however. You should consult with a financial professional about how the COVID-19 pandemic and the recent market conditions may impact your future investment decisions related to the contract, such as purchasing the contract or making contributions, transfers, or withdrawals, based on your individual circumstances.

Cybersecurity risks and catastrophic events

We rely heavily on interconnected computer systems and digital data to conduct our variable product business. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized use or abuse of confidential customer information. Systems failures and cyberattacks, as well as, any other catastrophic event, including natural and manmade disasters, public health emergencies, pandemic diseases, terrorist attacks, floods or severe storms affecting us, any third-party administrator, the underlying funds,

95

intermediaries and other affiliated or third-party service providers may adversely affect us, our business operations and your account value. Systems failures and cyber-attacks may also interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate account values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. In addition, the occurrence of any pandemic disease (like COVID-19), natural disaster, terrorist attack or any other event that results in our workforce, and/or employees of service providers and/or third party administrators, being compromised and unable or unwilling to fully perform their responsibilities, could likewise result in interruptions in our service, including our ability to issue contracts and process contract transactions. Even if our workforce and employees of our service providers and/or third party administrators were able to work remotely, those remote work arrangements could result in our business operations being less efficient than under normal circumstances and lead to delays in our issuing contracts and processing of other contract-related transactions. Cybersecurity risks and catastrophic events may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. While there can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your contract due to cyber-attacks, information security breaches or other catastrophic events in the future, we take reasonable steps to mitigate these risks and secure our systems and business operations from such failures, attacks and events.

Statutory compliance

We have the right to change your contract without the consent of any other person in order to comply with any laws and regulations that apply, including but not limited to changes in the Internal Revenue Code, in Treasury Regulations or in published rulings of the Internal Revenue Service and in Department of Labor regulations.

Any change in your contract must be in writing and made by an authorized officer of the Company. We will provide notice of any contract change.

The benefits under your contract will not be less than the minimum benefits required by any state law that applies.

About legal proceedings

The Company and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a contract owner’s interest in Separate Account No. 49, nor would any of these proceedings be likely to have a material adverse effect upon the Separate Account, our ability to meet our obligations under the contracts, or the distribution of the contracts.

Financial statements

The financial statements of Separate Account No. 49, as well as the consolidated financial statements of the Company, are in the SAI. The financial statements of the Company have relevance to the contracts only to the extent that they bear upon the ability of the Company to meet its obligations under the contracts. The SAI is available free of charge. You may request one by writing to our processing office or calling 1-800-789-7771.

Transfers of ownership, collateral assignments, loans and borrowing

You can transfer ownership of an NQ contract at any time before annuity payments begin. We will continue to treat you as the owner until we receive written notification of any change at our processing office.

We may refuse to process a change of ownership of an NQ contract without appropriate documentation of status on IRS Form W-9 (or, if IRS Form W-9 cannot be provided because the entity is not a U.S. entity, on the appropriate type of Form W-8).

Following a change of ownership, the existing beneficiary designations will remain in effect until the new owner provides new designations.

You cannot assign your NQ contract as collateral or security for a loan. Loans are also not available under your NQ contract. In some cases, an assignment or change of ownership may have adverse tax consequences. See “Tax information” earlier in this Prospectus.

For NQ contracts only, subject to regulatory approval, if you elected the Guaranteed minimum death benefit, Guaranteed minimum income benefit, the Earnings enhancement benefit, a PGB, and/or the Guaranteed withdrawal benefit for life (collectively, the “Benefit”), generally the Benefit will automatically terminate if you change ownership of the contract or if you assign the owner’s right to change the beneficiary or person to whom annuity payments will be made. However, the Benefit will not terminate if the ownership of the contract is transferred from a non-natural owner to an individual but the contract will continue to be based on the annuitant’s life. Please speak with your financial professional for further information.

See Appendix VII later in this Prospectus for any state variations with regard to terminating any benefits under your contract.

You cannot assign or transfer ownership of an IRA, QP or Rollover TSA contract except by surrender to us. If your individual retirement annuity contract is held in your custodial individual retirement account, you may only assign or transfer ownership of such an IRA contract to yourself.

Loans are not available (except for Rollover TSA contracts, subject to plan or employer approval) and you cannot assign IRA and QP contracts as security for a loan or other obligation. Loans are available under a Rollover TSA contract only if permitted under the sponsoring employer’s plan.

96

For limited transfers of ownership after the owner’s death see “Beneficiary continuation option” in “Payment of death benefit” earlier in this Prospectus. You may direct the transfer of the values under your IRA, QP or Rollover TSA contract to another similar arrangement under Federal income tax rules. In the case of such a transfer that involves a surrender of your contract, we will impose a withdrawal charge, if one applies.

About Custodial IRAs

For certain custodial IRA accounts, after your contract has been issued, we may accept transfer instructions by telephone, mail, facsimile or electronically from a broker-dealer, provided that we or your broker-dealer have your written authorization to do so on file. Accordingly, the Company will rely on the stated identity of the person placing instructions as authorized to do so on your behalf. The Company will not be liable for any claim, loss, liability or expenses that may arise out of such instructions. The Company will continue to rely on this authorization until it receives your written notification at its processing office that you have withdrawn this authorization. The Company may change or terminate telephone or electronic or overnight mail transfer procedures at any time without prior written notice and restrict facsimile, internet, telephone and other electronic transfer services because of disruptive transfer activity.

How divorce may affect your guaranteed benefits

Our optional benefits do not provide a cash value or any minimum account value. In the event that you and your spouse become divorced after you purchase a contract with a guaranteed benefit, we will not divide the benefit base as part of the divorce settlement or judgment. As a result of the divorce, we may be required to withdraw amounts from the account value to be paid to an ex-spouse. Any such withdrawal will be considered a withdrawal from the contract. This means that your guaranteed benefit will be reduced and a withdrawal charge may apply.

How divorce may affect your Joint Life GWBL

If you purchased the GWBL on a Joint Life basis and subsequently get divorced, we will divide the contract as near as is practicable in accordance with the divorce decree and replace the original contract with two Single life contracts.

If the division of the contract occurs before any withdrawal has been made, the Applicable percentage for your guaranteed annual withdrawal amount will be based on each respective individual’s age at the time of the first withdrawal and any subsequent Annual Ratchet. The GWBL charge under the new contracts will be on a Single life basis. The GWBL benefit base will not be split.

If the division of the contract occurs after any withdrawal has been made, there is no change to either the GWBL charge (the charge will remain a Joint Life charge for each contract) or the Applicable percentage. The Joint life Applicable percentage that was in effect at the time of the split of the con-

tracts may increase at the time an Annual Ratchet occurs based on each respective individual’s age under their respective new contract.

Distribution of the contracts

The contracts are distributed by both Equitable Advisors and Equitable Distributors. The Distributors serve as principal underwriters of Separate Account No. 49. The offering of the contracts is intended to be continuous.

Equitable Advisors is an affiliate of the Company, and Equitable Distributors is an indirect wholly owned subsidiary of the Company. The Distributors are under the common control of Equitable Holdings, Inc. Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. The Distributors are registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Both broker-dealers also act as distributors for other life and annuity products we issue.

The contracts are sold by financial professionals of Equitable Advisors and its affiliates. The contracts may also be sold by financial professionals of unaffiliated broker-dealers that have entered into selling agreements with Equitable Distributors (“Selling broker-dealers”).

The Company pays compensation to both Distributors based on contracts sold. The Company may also make additional payments to the Distributors, and the Distributors may, in turn, make additional payments to certain Selling broker-dealers. All payments will be in compliance with all applicable FINRA rules and other laws and regulations.

Although the Company takes into account all of its distribution and other costs in establishing the level of fees and charges under its contracts, none of the compensation paid to the Distributors or the Selling broker-dealers discussed in this section of the Prospectus are imposed as separate fees or charges under your contract. The Company however, intends to recoup amounts it pays for distribution and other services through the fees and charges of the contract and payments it receives for providing administrative, distribution and other services to the Portfolios. For information about the fees and charges under the contract, see “Fee table” and “Charges and expenses” earlier in this Prospectus.

Equitable Advisors Compensation.  The Company pays compensation to Equitable Advisors based on contributions made on the contracts sold through Equitable Advisors (“contribution-based compensation”). The contribution-based compensation will generally not exceed 8.50% of total contributions. Equitable Advisors, in turn, may pay a portion of the contribution-based compensation received from the Company to the Equitable Advisors financial professional and/or the Selling broker-dealer making the sale. In some instances, a financial professional or a Selling broker-dealer may elect to receive reduced contribution-based compensation on a contract in combination with ongoing annual compensation of up to 1.20% of the account value of the contract sold (“asset-based compensation”). Total

97

compensation paid to a financial professional or a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could, over time, exceed the total compensation that would otherwise be paid on the basis of contributions alone. The compensation paid by Equitable Advisors varies among financial professionals and among Selling broker-dealers. Equitable Advisors also pays a portion of the compensation it receives to its managerial personnel. When a contract is sold by a Selling broker-dealer, the Selling broker-dealer, not Equitable Advisors, determines the amount and type of compensation paid to the Selling broker-dealer’s financial professional for the sale of the contract. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, as described below.

Equitable Advisors may receive compensation, and, in turn, pay its financial professionals a portion of such fee, from third party investment advisors to whom its financial professionals refer customers for professional management of the assets within their contract.

Equitable Advisors also pays its financial professionals and managerial personnel other types of compensation including service fees, expense allowance payments and health and retirement benefits. Equitable Advisors also pays its financial professionals, managerial personnel and Selling broker-dealers sales bonuses (based on selling certain products during specified periods) and persistency bonuses. Equitable Advisors may offer sales incentive programs to financial professionals and Selling broker-dealers who meet specified production levels for the sales of both the Company’s contracts and contracts offered by other companies. These incentives provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid education seminars and merchandise.

Differential compensation.  In an effort to promote the sale of the Company’s products, Equitable Advisors may pay its financial professionals and managerial personnel a greater percentage of contribution-based compensation and/or asset-based compensation for the sale of our contract than it pays for the sale of a contract or other financial product issued by a company other than us. Equitable Advisors may pay different compensation on the sale of the same product, based on such factors as distribution, group or sponsored arrangements, or based on older or newer versions, or series, of the same contract. Equitable Advisors also pay different levels of compensation based on different contract types. This practice is known as providing “differential compensation.” Differential compensation may involve other forms of compensation to Equitable Advisors personnel. Certain components of the compensation paid to managerial personnel are based on whether the sales involve the Company’s contracts. Managers earn higher compensation (and credits toward awards and bonuses) if the financial professionals they manage sell a higher percentage of the Company’s contracts than products issued by other companies. Other forms of compensation provided to its financial professionals and/or managerial personnel include health and retirement benefits, expense reimbursements, marketing allowances and contribution-based payments, known as

“overrides.” For tax reasons, Equitable Advisors financial professionals qualify for health and retirement benefits based solely on their sales of the Company’s contracts and products sponsored by affiliates.

The fact that Equitable Advisors financial professionals receive differential compensation and additional payments may provide an incentive for those financial professionals to recommend our contract over a contract or other financial product issued by a company not affiliated with the Company. However, under applicable rules of FINRA and other federal and state regulatory authorities, Equitable Advisors financial professionals may only recommend to you products that they reasonably believe are suitable for you and, for certain accounts depending on application rules, that are in your best interest, based on the facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of Equitable Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation among products in the same category. For more information, contact your financial professional.

Equitable Distributors Compensation.  The Company pays contribution-based and asset-based compensation (together “compensation”) to Equitable Distributors. Contribution-based compensation is paid based on the Company’s contracts sold through Equitable Distributors’ Selling broker-dealers. Asset-based compensation is paid based on the aggregate account value of contracts sold through certain of Equitable Distributors’ Selling broker-dealers. Contribution-based compensation will generally not exceed 7.50% of the total contributions made under the contracts. Equitable Distributors, in turn, pays the contribution-based compensation it receives on the sale of a contract to the Selling broker-dealer making the sale. In some instances, the Selling broker-dealer may elect to receive reduced contribution-based compensation on the sale of the contract in combination with annual asset-based compensation of up to 1.25% of the account value of the contract sold. If a Selling broker-dealer elects to receive reduced contribution-based compensation on a contract, the contribution-based compensation which the Company pays to Equitable Distributors will be reduced by the same amount, and the Company will pay Equitable Distributors asset-based compensation on the contract equal to the asset-based compensation which Equitable Distributors pays to the Selling broker-dealer. Total compensation paid to a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could over time exceed the total compensation that would otherwise be paid on the basis of contributions alone. The contribution-based and asset-based compensation paid by Equitable Distributors varies among Selling broker-dealers.

The Selling broker-dealer, not Equitable Distributors, determines the amount and type of compensation paid to the Selling broker-dealer’s financial professional for the sale of the contract. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, such as differential compensation paid for various products.

98

The Company also pays Equitable Distributors compensation to cover its operating expenses and marketing services under the terms of the Company’s distribution agreements with Equitable Distributors.

Additional payments by Equitable Distributors to Selling broker-dealers.  Equitable Distributors may pay, out of its assets, certain Selling broker-dealers and other financial intermediaries additional compensation in recognition of services provided or expenses incurred. Equitable Distributors may also pay certain Selling broker-dealers or other financial intermediaries additional compensation for enhanced marketing opportunities and other services (commonly referred to as “marketing allowances”). Services for which such payments are made may include, but are not limited to, the preferred placement of the Company’s products on a company and/or product list; sales personnel training; product training; business reporting; technological support; due diligence and related costs; advertising, marketing and related services; conference; and/or other support services, including some that may benefit the contract owner. Payments may be based on ongoing sales, on the aggregate account value attributable to contracts sold through a Selling broker-dealer or such payments may be a fixed amount. For certain selling broker-dealers, Equitable Distributors increases the marketing allowance as certain sales thresholds are met. Equitable Distributors may also make fixed payments to Selling broker-dealers, for example in connection with the initiation of a new relationship or the introduction of a new product.

Additionally, as an incentive for the financial professionals of Selling broker-dealers to promote the sale of the Company’s products, Equitable Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as “compensation enhancements”). Equitable Distributors also has entered into agreements with certain selling broker-dealers in which the selling broker-dealer agrees to sell certain of our contracts exclusively.

These additional payments may serve as an incentive for Selling broker-dealers to promote the sale of the Company’s contracts over contracts and other products issued by other companies. Not all Selling broker-dealers receive additional payments, and the payments vary among Selling broker-dealers. The list below includes the names of Selling broker-dealers that we are aware (as of December 31, 2019) received additional payments. These additional payments ranged from $962.81 to $6,177,733.18. The Company and its affiliates may also have other business relationships with Selling broker-dealers, which may provide an incentive for the Selling broker-dealers to promote the sale of the Company’s contracts over contracts and other products issued by other companies. The list below includes any such Selling broker-dealer. For more information, ask your financial professional.

1st Global Capital Corp.

Allstate Financial Services, LLC

American Portfolios Financial Services

Ameriprise Financial Services

Avantax Investment Services, Inc.

BBVA Securities, Inc.

Cadaret, Grant & Co., Inc.

Cambridge Investment Research

Capital Investment Group

Centaurus Financial, Inc.

Cetera Financial Group

Citigroup Global Markets, Inc.

Citizens Investment Services

Commonwealth Financial Network

Community America Financial Solution

CUNA Brokerage Services

CUSO Financial Services, L.P.

DPL Financial Partners

Equity Services Inc.

Farmer’s Financial Solution

Galt Financial Group, Inc.

Geneos Wealth Management

Gradient Securities, LLC

H. Beck, Inc.

Independent Financial Group, LLC

Infinex Investments Inc.

Janney Montgomery Scott LLC

Kestra Investment Services, LLC

Key Investment Services LLC

Ladenburg Thalmann Advisor Network, LLC

Lincoln Financial Advisors Corp.

Lincoln Financial Securities Corp.

Lincoln Investment Planning

Lion Street Financial

LPL Financial Corporation

Lucia Securities, LLC

MML Investors Services, LLC

Morgan Stanley Smith Barney

Mutual of Omaha Investment Services, Inc.

Park Avenue Securities, LLC

PlanMember Securities Corp.

PNC Investments

Primerica Financial Services, Inc.

Prospera Financial Services

Pruco Securities, LLC

Raymond James

RBC Capital Markets Corporation

Robert W Baird & Company

Santander Securities Corp.

Sigma Financial Corporation

Stifel, Nicolaus & Company, Inc.

The Advisor Group (AIG)

The Huntington Investment Company

The Leaders Group, Inc.

TransAmerica Financial Advisors

U.S. Bank Center

UBS Financial Services Inc.

Valmark Securities, Inc.

Voya Financial Advisors, Inc.

Waddell & Reed, Inc.

Wells Fargo

99

9. Incorporation of certain documents by reference

The Company’s Annual Report on Form 10-K for the period ended December 31, 2019 (the “Annual Report”) is considered to be part of this Prospectus because it is incorporated by reference.

The Company files reports and other information with the SEC, as required by law. You may read and copy this information at the SEC’s public reference facilities at Room 1580, 100 F Street, NE, Washington, DC 20549, or by accessing the SEC’s website at www.sec.gov. The public may obtain information on the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. Under the Securities Act of 1933, the Company has filed with the SEC a registration statement relating to the fixed maturity option (the “Registration Statement”). This Prospectus has been filed as part of the Registration Statement and does not contain all of the information set forth in the Registration Statement.

After the date of this Prospectus and before we terminate the offering of the securities under the Registration Statement, all documents or reports we file with the SEC under the Securities Exchange Act of 1934 (“Exchange Act”), will be considered to become part of this Prospectus because they are incorporated by reference.

Any statement contained in a document that is or becomes part of this Prospectus, will be considered changed or replaced for purposes of this Prospectus if a statement contained in this Prospectus changes or is replaced. Any statement that is considered to be a part of this Prospectus because of its incorporation will be considered changed or replaced for the purpose of this Prospectus if a statement contained in any other subsequently filed document that is considered to be part of this Prospectus changes or replaces that statement. After that, only the statement that is changed or replaced will be considered to be part of this Prospectus.

We file the Registration Statement and our Exchange Act documents and reports, including our Annual Report on Form 10-K and Quarterly Reports on Form 10-Q, electronically according to EDGAR under CIK No. 0000727920. The SEC maintains a website that contains reports, proxy and information statements, and other information regarding registrants that file electronically with the SEC. The address of the site is www.sec.gov.

Upon written or oral request, we will provide, free of charge, to each person to whom this Prospectus is delivered, a copy of any or all of the documents considered to be part of this Prospectus because they are incorporated herein. In accordance with SEC rules, we will provide copies of any exhibits specifically incorporated by reference into the text of the Exchange Act reports (but not any other exhibits). Requests for documents should be directed to:

Equitable Financial Life Insurance Company

1290 Avenue of the Americas

New York, NY 10104

Attention: Corporate Secretary (telephone: (212) 554-1234)

You can access our website at www.equitable.com.

100

Appendix I: Condensed financial information

The unit values and number of units outstanding shown below are for contracts offered under Separate Account No. 49 with the same daily asset charges of 1.30%.

Unit values and number of units outstanding at year end for each variable investment option, except for those options being offered for the first time after December 31, 2019.

	For the years ended December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
1290 VT GAMCO Mergers & Acquisitions
Unit value	$16.02	$14.94	$15.92	$15.19	$14.29	$14.11	$14.07	$12.84	$12.36	$12.36
Number of units outstanding (000’s)	1,377	1,518	1,648	1,761	1,993	2,168	2,329	2,496	2,756	2,379
1290 VT GAMCO Small Company Value
Unit value	$118.31	$97.17	$116.64	$101.78	$83.65	$89.88	$88.35	$64.35	$55.32	$58.08
Number of units outstanding (000’s)	1,236	1,344	1,465	1,615	1,762	1,937	2,180	2,397	2,477	2,518
1290 VT Socially Responsible
Unit value	$26.97	$20.98	$22.23	$18.70	$17.23	$17.38	$15.50	$11.69	$10.14	$10.25
Number of units outstanding (000’s)	370	381	366	397	442	532	521	596	595	731
EQ/400 Managed Volatility
Unit value	$16.58	$13.44	$15.53	$13.65	$11.56	$12.09	$11.25	$15.01	$13.17	$14.49
Number of units outstanding (000’s)	1,738	1,929	2,148	2,392	2,545	2,587	2,940	2,105	2,147	2,136
EQ/2000 Managed Volatility
Unit value	$16.41	$13.36	$15.37	$13.68	$11.50	$12.27	$11.95	—	—	—
Number of units outstanding (000’s)	2,504	2,728	3,102	3,485	3,811	4,027	4,902	—	—	—
EQ/AB Short Duration Government Bond
Unit value	$9.40	$9.28	$9.30	$9.40	$9.51	$9.68	$9.86	$9.37	$9.36	$9.50
Number of units outstanding (000’s)	7,473	7,803	8,140	8,667	9,572	10,553	12,464	15,752	16,930	17,862
EQ/AB Small Cap Growth
Unit value	$36.52	$28.95	$31.85	$26.30	$23.67	$24.70	$24.16	$17.72	$15.53	$15.84
Number of units outstanding (000’s)	1,650	1,850	1,976	2,095	2,376	2,458	2,885	3,306	3,319	3,127
EQ/Aggressive Allocation
Unit value	$22.05	$17.95	$19.92	$16.95	$15.78	$16.28	$15.75	$12.62	$11.20	$12.27
Number of units outstanding (000’s)	25,877	28,158	30,721	33,032	36,661	39,289	44,531	50,003	53,670	56,888
EQ/ClearBridge Select Equity Managed Volatility
Unit value	$18.67	$14.16	$15.96	$14.16	$12.67	$13.15	$12.15	$9.52	$8.45	$8.96
Number of units outstanding (000’s)	1,790	2,001	2,234	2,518	2,843	3,146	3,620	4,269	4,724	5,245
EQ/Common Stock Index
Unit value	$28.33	$22.04	$23.71	$19.94	$18.09	$18.34	$16.58	$12.68	$11.11	$11.20
Number of units outstanding (000’s)	2,933	3,265	3,604	3,907	4,327	4,508	5,166	5,761	6,092	6,298
EQ/Conservative Allocation
Unit value	$14.18	$13.15	$13.54	$13.07	$12.86	$13.06	$12.90	$12.52	$12.13	$12.06
Number of units outstanding (000’s)	10,464	11,329	13,229	14,968	16,854	18,363	22,105	29,364	27,990	27,081
EQ/Conservative-Plus Allocation
Unit value	$16.28	$14.54	$15.29	$14.23	$13.77	$14.04	$13.79	$12.67	$11.96	$12.20
Number of units outstanding (000’s)	9,724	10,808	12,321	13,574	15,269	17,404	20,527	24,316	25,466	27,334

I-1

Unit values and number of units outstanding at year end for each variable investment option, except for those options being offered for the first time after December 31, 2019.  (continued)

	For the years ended December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
EQ/Core Bond Index
Unit value	$11.18	$10.66	$10.77	$10.76	$10.75	$10.85	$10.73	$11.05	$10.85	$10.49
Number of units outstanding (000’s)	13,420	14,340	15,361	16,060	16,903	17,759	19,216	11,514	10,017	10,201
EQ/Equity 500 Index
Unit value	$31.95	$24.77	$26.40	$22.10	$20.13	$20.23	$18.15	$13.98	$12.29	$12.27
Number of units outstanding (000’s)	7,746	8,352	9,043	9,452	9,467	9,607	9,644	9,443	9,406	9,058
EQ/Franklin Balanced Managed Volatility
Unit value	$15.84	$13.77	$14.57	$13.42	$12.31	$12.87	$12.27	$10.85	$9.89	$10.01
Number of units outstanding (000’s)	6,525	7,096	7,885	8,423	9,179	9,683	9,336	9,124	8,799	9,074
EQ/Franklin Small Cap Value Managed Volatility
Unit value	$18.62	$15.03	$17.47	$15.84	$12.86	$13.94	$13.82	$10.25	$8.89	$9.96
Number of units outstanding (000’s)	1,602	1,720	1,948	2,133	2,324	2,549	3,170	3,707	3,890	3,834
EQ/Franklin Templeton Allocation Managed Volatility
Unit value	$14.17	$11.75	$13.04	$11.49	$10.63	$11.08	$10.64	$8.75	$7.73	$8.19
Number of units outstanding (000’s)	19,840	22,677	25,261	27,853	31,440	34,062	38,322	44,245	47,962	51,107
EQ/Global Equity Managed Volatility
Unit value	$37.90	$30.65	$35.36	$28.41	$27.55	$28.40	$28.30	$23.82	$20.63	$23.84
Number of units outstanding (000’s)	3,560	3,948	4,373	4,842	5,354	5,872	6,808	5,796	6,176	6,593
EQ/Intermediate Government Bond
Unit value	$11.03	$10.72	$10.78	$10.88	$10.97	$11.07	$11.05	$11.38	$11.42	$10.99
Number of units outstanding (000’s)	2,690	2,793	3,211	3,571	3,594	3,611	4,075	5,806	5,722	4,344
EQ/International Core Managed Volatility
Unit value	$18.12	$14.99	$17.85	$14.32	$14.48	$15.33	$16.57	$14.28	$12.44	$15.18
Number of units outstanding (000’s)	6,955	7,661	8,332	9,043	9,920	10,461	11,698	5,469	5,782	5,762
EQ/International Equity Index
Unit value	$16.52	$13.70	$16.37	$13.46	$13.34	$13.81	$15.03	$12.54	$10.93	$12.61
Number of units outstanding (000’s)	5,615	6,043	6,187	6,310	6,793	6,509	6,582	6,533	6,997	7,476
EQ/International Value Managed Volatility
Unit value	$17.75	$14.67	$17.80	$14.61	$14.70	$15.38	$16.78	$14.25	$12.29	$14.85
Number of units outstanding (000’s)	2,554	2,806	3,009	3,329	3,560	3,651	3,891	4,356	4,719	4,897
EQ/Janus Enterprise
Unit value	$32.28	$23.97	$24.73	$19.59	$20.74	$22.24	$22.69	$16.59	$15.46	$16.97
Number of units outstanding (000’s)	2,432	2,706	2,924	3,241	3,592	4,045	4,640	5,514	5,727	5,277
EQ/Large Cap Core Managed Volatility
Unit value	$28.67	$22.35	$24.20	$20.10	$18.54	$18.72	$16.99	$13.09	$11.53	$12.20
Number of units outstanding (000’s)	5,803	6,415	7,217	8,147	9,109	9,944	11,496	688	704	636
EQ/Large Cap Growth Index
Unit value	$39.64	$29.68	$30.77	$24.12	$22.98	$22.20	$20.04	$15.33	$13.54	$13.40
Number of units outstanding (000’s)	2,731	3,025	3,167	3,301	3,323	2,957	2,586	2,095	2,019	1,820
EQ/Large Cap Growth Managed Volatility
Unit value	$36.65	$27.77	$29.00	$22.74	$21.83	$21.26	$19.39	$14.51	$12.93	$13.60
Number of units outstanding (000’s)	10,663	11,994	13,590	15,197	17,268	19,370	22,792	4,339	4,629	1,994

I-2

Unit values and number of units outstanding at year end for each variable investment option, except for those options being offered for the first time after December 31, 2019.  (continued)

	For the years ended December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
EQ/Large Cap Value Index
Unit value	$13.05	$10.53	$11.71	$10.50	$9.13	$9.68	$8.71	$6.71	$5.83	$5.92
Number of units outstanding (000’s)	5,334	5,661	6,310	6,860	7,455	7,885	6,966	6,475	7,147	3,116
EQ/Large Cap Value Managed Volatility
Unit value	$21.96	$17.74	$19.95	$17.76	$15.60	$16.47	$14.87	$11.37	$9.94	$10.61
Number of units outstanding (000’s)	12,008	13,243	14,640	16,323	18,206	20,281	23,486	4,186	4,541	4,942
EQ/Mid Cap Index
Unit value	$29.19	$23.59	$27.07	$23.75	$20.06	$20.93	$19.45	$14.87	$12.87	$13.36
Number of units outstanding (000’s)	3,386	3,654	3,989	4,295	4,635	4,545	4,905	5,124	5,047	5,233
EQ/Mid Cap Value Managed Volatility
Unit value	$28.95	$23.17	$27.07	$24.42	$21.03	$22.08	$20.18	$15.36	$13.12	$14.68
Number of units outstanding (000’s)	4,219	4,616	5,138	5,680	6,390	7,044	8,025	6,944	7,540	8,296
EQ/Moderate Allocation
Unit value	$17.39	$15.25	$16.23	$14.80	$14.24	$14.55	$14.31	$12.82	$11.94	$12.39
Number of units outstanding (000’s)	47,218	53,205	59,491	66,003	74,759	83,289	96,339	111,818	118,023	126,015
EQ/Moderate-Plus Allocation
Unit value	$20.91	$17.65	$19.20	$16.93	$15.99	$16.41	$16.02	$13.55	$12.31	$13.12
Number of units outstanding (000’s)	66,819	74,366	81,792	89,897	101,038	110,962	127,540	147,400	159,713	169,708
EQ/Money Market
Unit value	$9.53	$9.52	$9.52	$9.61	$9.73	$9.86	$9.99	$10.12	$10.26	$10.39
Number of units outstanding (000’s)	1,610	1,841	2,484	2,604	3,101	3,394	6,043	6,061	5,652	5,496
EQ/Quality Bond PLUS
Unit value	$11.32	$10.85	$10.99	$10.98	$10.99	$11.11	$10.94	$11.34	$11.20	$11.21
Number of units outstanding (000’s)	10,881	12,052	13,376	14,485	16,106	18,009	20,031	6,910	6,495	5,967
EQ/Small Company Index
Unit value	$29.92	$24.21	$27.66	$24.58	$20.66	$21.94	$21.20	$15.63	$13.70	$14.46
Number of units outstanding (000’s)	2,548	2,775	2,986	3,215	3,570	3,761	4,106	4,556	4,801	5,026
EQ/Templeton Global Equity Managed Volatility
Unit value	$14.27	$11.96	$13.80	$11.53	$11.09	$11.54	$11.57	$9.23	$7.84	$8.66
Number of units outstanding (000’s)	2,962	3,262	3,711	4,152	4,660	4,830	4,902	4,757	4,890	5,019
Multimanager Technology
Unit value	$46.18	$33.94	$33.62	$24.48	$22.77	$21.70	$19.36	$14.47	$12.92	$13.76
Number of units outstanding (000’s)	2,098	2,223	2,356	2,526	2,870	2,863	2,890	3,481	3,374	3,303

I-3

The unit values and number of units outstanding shown below are for contracts offered under Separate Account No. 49 with the same daily asset charges of 1.70%

Unit values and number of units outstanding at year end for each variable investment option, except for those options being offered for the first time after December 31, 2019.

	For the years ended December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
1290 VT GAMCO Mergers & Acquisitions
Unit value	$15.37	$14.39	$15.40	$14.75	$13.94	$13.82	$13.83	$12.67	$12.25	$12.30
Number of units outstanding (000’s)	125	137	147	164	196	264	368	442	561	286
1290 VT GAMCO Small Company Value
Unit value	$67.16	$55.39	$66.75	$58.49	$48.26	$52.07	$51.39	$37.58	$32.44	$34.20
Number of units outstanding (000’s)	301	341	412	457	514	594	637	609	624	678
1290 VT Socially Responsible
Unit value	$18.87	$14.74	$15.68	$13.25	$12.25	$12.41	$11.11	$8.41	$7.33	$7.44
Number of units outstanding (000’s)	172	174	171	181	210	176	169	127	122	129
EQ/400 Managed Volatility
Unit value	$16.14	$13.14	$15.24	$13.45	$11.43	$12.01	$11.23	$11.70	$10.31	$11.39
Number of units outstanding (000’s)	447	485	549	555	621	772	1,319	1,046	736	783
EQ/2000 Managed Volatility
Unit value	$15.97	$13.06	$15.08	$13.48	$11.37	$12.19	$11.92	—	—	—
Number of units outstanding (000’s)	532	588	687	774	887	887	1,025	—	—	—
EQ/AB Short Duration Government Bond
Unit value	$9.15	$9.07	$9.13	$9.26	$9.41	$9.62	$9.84	$10.41	$10.44	$10.64
Number of units outstanding (000’s)	1,448	1,409	1,556	1,738	1,927	2,048	2,365	2,316	5,586	3,294
EQ/AB Small Cap Growth
Unit value	$42.56	$33.87	$37.41	$31.02	$28.03	$29.37	$28.85	$21.24	$18.69	$19.14
Number of units outstanding (000’s)	294	337	357	401	473	497	423	427	418	455
EQ/Aggressive Allocation
Unit value	$21.69	$17.72	$19.75	$16.87	$15.78	$16.34	$15.87	$12.77	$11.38	$12.51
Number of units outstanding (000’s)	3,061	3,441	3,770	4,204	4,914	4,910	5,337	5,804	6,354	7,808
EQ/ClearBridge Select Equity Managed Volatility
Unit value	$17.68	$13.47	$15.24	$13.58	$12.20	$12.72	$11.79	$9.28	$8.27	$8.80
Number of units outstanding (000’s)	350	379	436	435	501	581	637	898	1,002	1,238
EQ/Common Stock Index
Unit value	$471.38	$368.21	$397.68	$335.80	$305.83	$311.29	$282.60	$217.02	$191.00	$193.27
Number of units outstanding (000’s)	24	26	29	32	35	38	42	41	45	55
EQ/Conservative Allocation
Unit value	$13.27	$12.36	$12.77	$12.38	$12.23	$12.48	$12.37	$12.06	$11.73	$11.71
Number of units outstanding (000’s)	2,070	2,267	2,519	3,193	3,118	3,498	4,156	6,559	7,073	6,707
EQ/Conservative-Plus Allocation
Unit value	$15.24	$13.66	$14.43	$13.48	$13.10	$13.41	$13.22	$12.20	$11.56	$11.85
Number of units outstanding (000’s)	1,721	1,987	2,105	2,415	2,602	3,128	3,311	4,368	4,888	4,498
EQ/Core Bond Index
Unit value	$13.58	$13.00	$13.20	$13.23	$13.27	$13.45	$13.36	$13.81	$13.62	$13.22
Number of units outstanding (000’s)	2,183	2,228	2,201	2,538	2,714	2,721	2,894	1,402	1,354	1,424

I-4

Unit values and number of units outstanding at year end for each variable investment option, except for those options being offered for the first time after December 31, 2019.  (continued)

	For the years ended December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
EQ/Equity 500 Index
Unit value	$63.58	$49.49	$52.97	$44.52	$40.71	$41.09	$37.00	$28.62	$25.27	$25.32
Number of units outstanding (000’s)	1,363	1,462	1,508	1,590	1,648	1,794	2,025	1,509	1,194	1,278
EQ/Franklin Balanced Managed Volatility
Unit value	$15.00	$13.09	$13.92	$12.87	$11.86	$12.44	$11.91	$10.58	$9.68	$9.83
Number of units outstanding (000’s)	1,463	1,707	2,057	2,041	1,941	2,227	1,952	2,157	1,654	1,643
EQ/Franklin Small Cap Value Managed Volatility
Unit value	$17.64	$14.30	$16.69	$15.19	$12.38	$13.47	$13.42	$9.99	$8.70	$9.79
Number of units outstanding (000’s)	214	239	269	305	321	348	370	281	379	382
EQ/Franklin Templeton Allocation Managed Volatility
Unit value	$13.47	$11.21	$12.49	$11.05	$10.27	$10.74	$10.36	$8.55	$7.58	$8.07
Number of units outstanding (000’s)	2,134	2,643	2,751	2,893	3,436	3,709	3,972	3,946	4,136	4,481
EQ/Global Equity Managed Volatility
Unit value	$26.43	$21.46	$24.86	$20.06	$19.53	$20.22	$20.22	$17.09	$14.86	$17.25
Number of units outstanding (000’s)	626	703	853	935	1,105	1,216	1,438	1,036	1,149	1,440
EQ/Intermediate Government Bond
Unit value	$18.25	$17.82	$17.98	$18.23	$18.46	$18.70	$18.74	$19.38	$19.52	$18.86
Number of units outstanding (000’s)	224	253	227	230	223	255	317	470	458	948
EQ/International Core Managed Volatility
Unit value	$14.27	$11.85	$14.17	$11.41	$11.58	$12.32	$13.37	$11.57	$10.12	$12.39
Number of units outstanding (000’s)	1,379	1,524	1,716	1,902	2,110	2,384	2,740	1,808	2,069	2,230
EQ/International Equity Index
Unit value	$15.35	$12.78	$15.33	$12.65	$12.60	$13.09	$14.31	$11.98	$10.48	$12.15
Number of units outstanding (000’s)	1,854	2,057	2,013	2,039	2,219	2,215	1,905	1,245	1,332	1,511
EQ/International Value Managed Volatility
Unit value	$20.66	$17.14	$20.88	$17.21	$17.38	$18.26	$20.01	$17.06	$14.77	$17.93
Number of units outstanding (000’s)	422	472	543	587	667	708	630	751	843	914
EQ/Janus Enterprise
Unit value	$30.42	$22.68	$23.49	$18.68	$19.87	$21.38	$21.91	$16.09	$15.05	$16.59
Number of units outstanding (000’s)	397	443	502	525	656	786	835	870	927	889
EQ/Large Cap Core Managed Volatility
Unit value	$20.43	$15.99	$17.39	$14.50	$13.43	$13.62	$12.41	$9.60	$8.49	$9.02
Number of units outstanding (000’s)	1,694	1,881	2,139	2,469	2,846	3,196	3,676	277	284	330
EQ/Large Cap Growth Index
Unit value	$20.79	$15.63	$16.27	$12.80	$12.25	$11.88	$10.77	$8.27	$7.33	$7.29
Number of units outstanding (000’s)	1,105	1,179	1,444	1,477	1,661	1,588	1,619	955	864	906
EQ/Large Cap Growth Managed Volatility
Unit value	$39.00	$29.67	$31.11	$24.49	$23.61	$23.09	$21.14	$15.89	$14.21	$15.00
Number of units outstanding (000’s)	1,628	1,851	2,112	2,387	2,804	3,163	4,038	924	1,071	204

I-5

Unit values and number of units outstanding at year end for each variable investment option, except for those options being offered for the first time after December 31, 2019.  (continued)

	For the years ended December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
EQ/Large Cap Value Index
Unit value	$12.32	$9.98	$11.14	$10.03	$8.76	$9.32	$8.42	$6.51	$5.68	$5.80
Number of units outstanding (000’s)	1,913	2,107	2,594	2,856	2,931	3,122	2,839	1,321	1,412	832
EQ/Large Cap Value Managed Volatility
Unit value	$23.78	$19.28	$21.78	$19.46	$17.16	$18.19	$16.49	$12.66	$11.12	$11.91
Number of units outstanding (000’s)	2,018	2,265	2,579	2,900	3,293	3,718	4,641	1,671	1,875	2,059
EQ/Mid Cap Index
Unit value	$23.23	$18.84	$21.71	$19.12	$16.22	$16.99	$15.86	$12.17	$10.57	$11.02
Number of units outstanding (000’s)	1,159	1,284	1,420	1,525	1,666	1,709	1,646	1,423	1,481	1,672
EQ/Mid Cap Value Managed Volatility
Unit value	$29.78	$23.93	$28.08	$25.43	$21.99	$23.19	$21.28	$16.26	$13.95	$15.67
Number of units outstanding (000’s)	890	990	1,151	1,295	1,481	1,535	1,593	1,445	1,617	1,830
EQ/Moderate Allocation
Unit value	$60.28	$53.07	$56.70	$51.94	$50.15	$51.47	$50.82	$45.70	$42.73	$44.54
Number of units outstanding (000’s)	1,553	1,703	1,925	2,183	2,446	2,798	3,211	3,732	3,918	4,434
EQ/Moderate-Plus Allocation
Unit value	$19.56	$16.59	$18.11	$16.04	$15.21	$15.67	$15.37	$13.05	$11.90	$12.74
Number of units outstanding (000’s)	9,488	10,600	11,869	13,349	15,224	17,113	19,057	20,839	22,803	24,916
EQ/Money Market
Unit value	$23.72	$23.77	$23.88	$24.20	$24.61	$25.04	$25.47	$25.91	$26.36	$26.82
Number of units outstanding (000’s)	195	259	264	321	334	350	426	514	623	729
EQ/Quality Bond PLUS
Unit value	$15.64	$15.06	$15.31	$15.36	$15.44	$15.67	$15.49	$16.13	$15.98	$16.06
Number of units outstanding (000’s)	1,387	1,470	1,608	1,739	2,008	2,174	2,473	765	816	941
EQ/Small Company Index
Unit value	$31.73	$25.78	$29.58	$26.39	$22.27	$23.74	$23.04	$17.05	$15.01	$15.91
Number of units outstanding (000’s)	521	568	600	647	696	761	821	733	734	850
EQ/Templeton Global Equity Managed Volatility
Unit value	$13.52	$11.37	$13.18	$11.06	$10.68	$11.16	$11.23	$9.00	$7.67	$8.51
Number of units outstanding (000’s)	1,024	1,142	1,383	1,540	1,781	1,730	1,477	634	657	694
Multimanager Technology
Unit value	$36.71	$27.09	$26.94	$19.70	$18.39	$17.60	$15.77	$11.83	$10.61	$11.34
Number of units outstanding (000’s)	403	446	479	439	525	503	487	572	579	705

I-6

Appendix II: Purchase considerations for QP contracts(1)

This information is provided for historical purposes only. The contracts are no longer available to new purchasers.

Trustees who are considering the purchase of an Accumulator® Series QP contract should discuss with their tax and ERISA advisers whether this is an appropriate investment vehicle for the employer’s plan. The QP contract and this Prospectus should be reviewed in full, and the following factors, among others, should be noted. Trustees should consider whether the plan provisions permit the investment of plan assets in the QP contract, the distribution of such an annuity, the purchase of the Guaranteed minimum income benefit and other guaranteed benefits, and the payment of death benefits in accordance with the requirements of the federal income tax rules. Assuming continued plan qualification and operation, earnings on qualified plan assets will accumulate value on a tax-deferred basis even if the plan is not funded by the Accumulator® Series QP contract or another annuity contract. Therefore, you should purchase an Accumulator® Series QP contract to fund a plan for the contract’s features and benefits and not for tax deferral after considering the relative costs and benefits of annuity contracts and other types of arrangements and funding vehicles.

We will not accept defined benefit plans. This QP contract accepts only transfer contributions from other investments within an existing qualified plan trust. We will not accept ongoing payroll contributions or other contributions from the employer. For 401(k) plans, no employee after-tax contributions are accepted. A “designated Roth contribution account” is not available in the QP contract. Checks written on accounts held in the name of the employer instead of the plan or the trust will not be accepted. Only one additional transfer contribution may be made per contract year. The maximum contribution age is 75 (70, under Accumulator® PlusSM contracts), or if later, the first contract anniversary.

If amounts attributable to an excess or mistaken contribution must be withdrawn, any or all of the following may apply: (1) withdrawal charges; (2) market value adjustments; or (3) benefit base adjustments to an optional benefit.

The Company’s only role is that of the issuer of the contract. The Company is not the plan administrator. The Company will not perform or provide any plan recordkeeping services with respect to the QP contracts. The plan’s administrator will be solely responsible for performing or providing for all such services. There is no loan feature offered under the QP contracts, so if the plan provides for loans and a participant takes a loan from the plan, other plan assets must be used as the source of the loan and any loan repayments must be credited to other investment vehicles and/or accounts available under the plan. The Company will never make payments under a QP contract to any person other than the plan trust owner.

Given that lifetime required minimum distributions must generally commence from the plan for participants after age 72, trustees should consider:

•	whether required minimum distributions under QP contracts would cause withdrawals in excess of 6% of the Guaranteed minimum income benefit Roll-Up benefit base;

•

that provisions in the Treasury Regulations on required minimum distributions require that the actuarial present value of additional annuity contract benefits be added to the dollar amount credited for purposes of calculating required minimum distributions. This could increase the amounts required to be distributed; and

•	that if the Guaranteed minimum income benefit is automatically exercised as a result of the no lapse guarantee, payments will be made to the plan trust and may not be rollover eligible.

Finally, because the method of purchasing the QP contract, including the large initial contribution, and the features of the QP contract may appeal more to plan participants who are older and tend to be highly paid, and because certain features of the QP contract are available only to plan participants who meet certain minimum and/or maximum age requirements, plan trustees should discuss with their advisors whether the purchase of the QP contract would cause the plan to engage in prohibited discrimination in contributions, benefits or otherwise.

(1)	QP contracts are available for Accumulator®, Accumulator® PlusSM and Accumulator® EliteSM contracts owners only.

II-1

Appendix III: Market value adjustment example

The example below shows how the market value adjustment would be determined and how it would be applied to a withdrawal, assuming that $100,000 was allocated on February 17, 2020 to a fixed maturity option with a maturity date of February 15, 2028 (eight years later) at a hypothetical rate to maturity of 4.00% (“h” in the calculation below), resulting in a maturity value of $136,857 on the maturity date. We further assume that a withdrawal of $50,000, including any applicable withdrawal charge, is made four years later on February 15, 2020(a). Please note that withdrawal charges do not apply to Accumulator® SelectSM contracts.

	Hypothetical assumed rate to maturity(j) (“j” in the calculation below) February 15, 2020
	2.00%	6.00%
As of February 15, 2020 before withdrawal
(1) Market adjusted amount(b)	$126,428	$108,386
(2) Fixed maturity amount(c)	$116,973	$116,973
(3) Market value adjustment: (1) – (2)	$9,454	$(8,587)
On February 15, 2020 after $50,000 withdrawal
(4) Portion of market value adjustment associated with the withdrawal: (3) x [$50,000/(1)]	$3,739	$(3,961)
(5) Portion of fixed maturity associated with the withdrawal: $50,000 – (4)	$46,261	$53,961
(6) Market adjusted amount: (1) - $50,000	$76,428	$58,386
(7) Fixed maturity amount: (2) – (5)	$70,712	$63,012
(8) Maturity value(d)	$82,732	$73,723

You should note that in this example, if a withdrawal is made when rates have increased from 4.00% to 6.00% (right column), a portion of a negative market value adjustment is realized. On the other hand, if a withdrawal is made when rates have decreased from 4.00% to 2.00% (left column), a portion of a positive market value adjustment is realized.

Notes:

(a)	Number of days from the withdrawal date to the maturity date = D = 1,461

(b)	Market adjusted amount is based on the following calculation:

Maturity value	=	$136,857	where j is either 2% or 6%
(1+j)(D/365)		(1+j)(1,461/365)

(c) Fixed maturity amount is based on the following calculation:

Maturity value	=	$136,857
(1+h)(D/365)		(1+0.04)(1,461/365)

(d) Maturity value is based on the following calculation:

Fixed maturity amount x (1+h)(D/365) = ($70,712 or $63,012) x (1+0.04)(1,461/365)

III-1

Appendix IV: Enhanced death benefit example

The death benefit under the contract is equal to the account value or, if greater, the enhanced death benefit, if elected.

The following illustrates the enhanced death benefit calculation for Accumulator®, Accumulator® EliteSM and Accumulator® SelectSM contracts. The enhanced death benefit calculation for Accumulator® PlusSM contracts is illustrated on the next page. Assuming $100,000 is allocated to the variable investment options (with no allocation to the EQ/Intermediate Government Bond, EQ/Money Market, EQ/PIMCO Ultra Short Bond, the guaranteed interest option or the fixed maturity options), no additional contributions, no transfers, no withdrawals and no loans under a Rollover TSA contract, the enhanced death benefit for an owner age 45 would be calculated as follows:

End of contract year	Account value	6% Roll-Up to age 85 benefit base	Annual Ratchet to age 85 benefit base	GWBL Enhanced death benefit base
1	$105,000	$106,000(4)	$105,000(1)	$105,000(5)
2	$115,500	$112,360(3)	$115,500(1)	$115,500(5)
3	$129,360	$119,102(3)	$129,360(1)	$129,360(5)
4	$103,488	$126,248(3)	$129,360(2)	$135,828(6)
5	$113,837	$133,823(4)	$129,360(2)	$142,296(6)
6	$127,497	$141,852(4)	$129,360(2)	$148,764(6)
7	$127,497	$150,363(4)	$129,360(2)	$155,232(6)

The account values for contract years 1 through 7 are based on hypothetical rates of return of 5.00%, 10.00%, 12.00%, (20.00)%, 10.00%, 12.00% and 0.00%. We are using these rates solely to illustrate how the benefit is determined. The return rates bear no relationship to past or future investment results.

Annual Ratchet to age 85

(1)	At the end of contract years 1 through 3, the Annual Ratchet to age 85 enhanced death benefit is equal to the current account value.

(2)

At the end of contract years 4 through 7, the death benefit is equal to the Annual Ratchet to age 85 enhanced death benefit at the end of the prior year since it is higher than the current account value.

Greater of 6% Roll-Up to age 85 or Annual Ratchet to age 85

The enhanced death benefit under this option for each year shown would be the greater of the amounts shown under the 6% Roll-Up to age 85 or the Annual Ratchet to age 85.

(3)	At the end of contract years 2 through 4, the enhanced death benefit will be based on the Annual Ratchet to age 85.

(4)	At the end of contract years 1 and 5 through 7, the enhanced death benefit will be based on the 6% Roll-Up to age 85.

GWBL Enhanced death benefit

This example assumes no withdrawals. The GWBL Enhanced death benefit is a guaranteed minimum death benefit that is only available if you elect the Guaranteed withdrawal benefit for life. If you plan to take withdrawals during any of the first seven contract years, this illustration is of limited usefulness to you.

(5)	At the end of contract years 1 through 3, the GWBL Enhanced death benefit is equal to the current account value.

(6)	At the end of contract years 4 through 7, the GWBL Enhanced death benefit is greater than the current account value.

IV-1

The following illustrates the enhanced death benefit calculation for Accumulator® PlusSM contracts. Assuming $100,000 is allocated to the variable investment options (with no allocation to the EQ/Intermediate Government Bond, EQ/Money Market, EQ/PIMCO Ultra Short Bond, the guaranteed interest option or the fixed maturity options) , no additional contributions, no transfers, no withdrawals and no loans under a Rollover TSA contract, the enhanced death benefit for an owner age 45 would be calculated as follows:

End of Contract Year	Account Value	6% Roll-Up to age 85 benefit base	Annual Ratchet to age 85 benefit base	GWBL Enhanced death benefit base
1	$109,200	$106,000(3)	$109,200(1)	$109,200(5)
2	$120,120	$112,360(3)	$120,120(1)	$120,120(5)
3	$134,534	$119,102(3)	$134,534(1)	$134,534(5)
4	$107,628	$126,248(3)	$134,534(3)	$141,261(6)
5	$118,390	$133,823(3)	$134,534(2)	$147,988(6)
6	$132,597	$141,852(4)	$134,534(2)	$154,715(6)
7	$132,597	$150,363(4)	$134,534(2)	$161,441(6)

The account values for contract years 1 through 7 are based on hypothetical rates of return of 5.00%, 10.00%, 12.00%, (20.00)%, 10.00%, 12.00% and 0.00%. We are using these rates solely to illustrate how the benefit is determined. The return rates bear no relationship to past or future investment results.

Annual Ratchet to age 85

(1)	At the end of contract years 1 through 3, the Annual Ratchet to age 85 enhanced death benefit is equal to the current account value.

(2)

At the end of contract years 4 through 7, the death benefit is equal to the Annual Ratchet to age 85 enhanced death benefit at the end of the prior year since it is equal to or higher than the current account value.

Greater of 6% Roll-Up to age 85 or Annual Ratchet to age 85

The enhanced death benefit under this option for each year shown would be the greater of the amounts shown under the 6% Roll-Up to age 85 or the Annual Ratchet to age 85.

(3)	At the end of contract years 1 through 5, the enhanced death benefit will be based on the Annual Ratchet to age 85.

(4)	At the end of contract years 6 and 7, the enhanced death benefit will be based on the 6% Roll-Up to age 85.

GWBL Enhanced death benefit

This example assumes no withdrawals. The GWBL Enhanced death benefit is a guaranteed minimum death benefit that is only available if you elect the Guaranteed withdrawal benefit for life. If you plan to take withdrawals during any of the first seven contract years, this illustration is of limited usefulness to you.

(5)	At the end of contract years 1 through 3, the GWBL Enhanced death benefit is equal to the current account value.

(6)	At the end of contract years 4 through 7, the GWBL Enhanced death benefit is greater than the current account value.

IV-2

Appendix V: Hypothetical illustrations

ILLUSTRATION OF ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED MINIMUM BENEFITS

The following tables illustrate the changes in account value, cash value and the values of the “Greater of 6% Roll-Up to age 85 or Annual Ratchet to age 85” enhanced death benefit, the Earnings enhancement benefit and the Guaranteed minimum income benefit under certain hypothetical circumstances for Accumulator®, Accumulator® PlusSM, Accumulator® EliteSM and Accumulator® SelectSM contracts, respectively. The tables illustrate the operation of a contract based on a male, issue age 60, who makes a single $100,000 contribution to variable investment options that roll-up at 6% only and takes no withdrawals. The amounts shown are for the beginning of each contract year and assume that all of the account value is invested in Portfolios that achieve investment returns at constant gross annual rates of 0% and 6% (i.e., before any investment management fees, 12b-1 fees or other expenses are deducted from the underlying portfolio assets). After the deduction of the arithmetic average of the investment management fees, 12b-1 fees and other expenses of all of the underlying portfolios (as described below), the corresponding net annual rates of return would be (2.25)%, 3.75% for Accumulator® contracts; (2.50)% and 3.50% for Accumulator® PlusSM contracts; (2.60)% and 3.40% for Accumulator® EliteSM contracts; and (2.65)% and 3.35% for Accumulator® SelectSM contracts at the 0% and 6% gross annual rates, respectively. These net annual rates of return reflect the trust and separate account level charges but they do not reflect the charges we deduct from your account value annually for the enhanced death benefit, the Earnings enhancement benefit and the Guaranteed minimum income benefit features, as well as the annual administrative charge. If the net annual rates of return did reflect these charges, the net annual rates of return shown would be lower; however, the values shown in the following tables reflect the following contract charges: the “Greater of 6% Roll-Up to age 85 or Annual Ratchet to age 85” enhanced death benefit charge, the Earnings enhancement benefit charge, the Guaranteed minimum income benefit charge and any applicable administrative charge and withdrawal charge. The values shown under “Lifetime annual guaranteed minimum income benefit” reflect the lifetime income that would be guaranteed if the Guaranteed minimum income benefit is selected at that contract date anniversary. An “N/A” in these columns indicates that the benefit is not exercisable in that year. A “0” under any of the death benefit and/or “Lifetime annual guaranteed minimum income benefit” columns indicates that the contract has terminated due to insufficient account value. However, the Guaranteed minimum income benefit has been automatically exercised and the owner is receiving lifetime payments.

With respect to fees and expenses deducted from assets of the underlying portfolios, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of 0.44%, (2) an assumed average asset charge for all other expenses of the underlying portfolios equivalent to an effective annual rate of 0.26% and (3) 12b-1 fees equivalent to an effective annual rate of 0.25%. These rates are the arithmetic average for all Portfolios that are available as investment options. In other words, they are based on the hypothetical assumption that account values are allocated equally among the variable investment options. The actual rates associated with any contract will vary depending upon the actual allocation of account value among the investment options. These rates do not reflect expense limitation arrangements in effect with respect to certain of the underlying portfolios as described in the footnotes to the fee table for the underlying portfolios in “Fee table” earlier in this Prospectus. With these arrangements, the charges shown above would be lower. This would result in higher values than those shown in the following tables.

Because your circumstances will no doubt differ from those in the illustrations that follow, values under your contract will differ, in most cases substantially. Upon request, we will furnish you with a personalized illustration.

V-1

Variable deferred annuity

Accumulator®

$100,000 Single contribution and no withdrawals

Male, issue age 60

Benefits:

Greater of 6% Roll-up to age 85 or Annual Ratchet to age 85 Guaranteed minimum death benefit

Earnings enhancement benefit

Guaranteed minimum income benefit

Age	Contract Year	Account Value		Cash Value		Greater of 6% Roll-up to age 85 or Annual Ratchet to age 85 Guaranteed Minimum Death Benefit		Total Death Benefit with the Earnings enhancement benefit		Lifetime Annual Guaranteed Minimum Income Benefit: Guaranteed Income		Lifetime Annual Guaranteed Minimum Income Benefit: Hypothetical Income
		0%	6%	0%	6%	0%	6%	0%	6%	0%	6%	0%	6%
60	0	100,000	100,000	93,000	93,000	100,000	100,000	100,000	100,000	N/A	N/A	N/A	N/A
61	1	96,030	102,009	89,030	95,009	106,000	106,000	108,400	108,400	N/A	N/A	N/A	N/A
62	2	92,080	104,003	85,080	97,003	112,360	112,360	117,304	117,304	N/A	N/A	N/A	N/A
63	3	88,145	105,977	82,145	99,977	119,102	119,102	126,742	126,742	N/A	N/A	N/A	N/A
64	4	84,219	107,925	78,219	101,925	126,248	126,248	136,747	136,747	N/A	N/A	N/A	N/A
65	5	80,296	109,841	75,296	104,841	133,823	133,823	147,352	147,352	N/A	N/A	N/A	N/A
66	6	76,371	111,717	73,371	108,717	141,852	141,852	158,593	158,593	N/A	N/A	N/A	N/A
67	7	72,436	113,546	71,436	112,546	150,363	150,363	170,508	170,508	N/A	N/A	N/A	N/A
68	8	68,487	115,320	68,487	115,320	159,385	159,385	183,139	183,139	N/A	N/A	N/A	N/A
69	9	64,515	117,029	64,515	117,029	168,948	168,948	196,527	196,527	N/A	N/A	N/A	N/A
70	10	60,515	118,665	60,515	118,665	179,085	179,085	210,719	210,719	9,814	9,814	9,814	9,814
75	15	39,760	125,340	39,760	125,340	239,656	239,656	295,518	295,518	14,643	14,643	14,643	14,643
80	20	16,995	128,209	16,995	128,209	320,714	320,714	408,999	408,999	22,001	22,001	22,001	22,001
85	25	0	124,886	0	124,886	0	429,187	0	517,472	0	35,794	0	35,794
90	30	0	132,591	0	132,591	0	429,187	0	517,472	N/A	N/A	N/A	N/A
95	35	0	141,692	0	141,692	0	429,187	0	517,472	N/A	N/A	N/A	N/A

The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The account value, cash value and guaranteed benefits for a contract would be different from the ones shown if the actual gross rate of investment return averaged 0% or 6% over a period of years, but also fluctuated above or below the average for individual contract years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.

V-2

Variable deferred annuity

Accumulator® PlusSM

$100,000 Single contribution and no withdrawals

Male, issue age 60

Benefits:

Greater of 6% Roll-up to age 85 or Annual Ratchet to age 85 Guaranteed minimum death benefit

Earnings enhancement benefit

Guaranteed minimum income benefit

Age	Contract Year	Account Value		Cash Value		Greater of 6% Roll-up to age 85 or Annual Ratchet to age 85 Guaranteed Minimum Death Benefit		Total Death Benefit with the Earnings enhancement benefit		Lifetime Annual Guaranteed Minimum Income Benefit: Guaranteed Income		Lifetime Annual Guaranteed Minimum Income Benefit: Hypothetical Income
		0%	6%	0%	6%	0%	6%	0%	6%	0%	6%	0%	6%
60	0	104,000	104,000	96,000	96,000	100,000	100,000	100,000	100,000	N/A	N/A	N/A	N/A
61	1	99,667	105,885	91,667	97,885	106,000	106,000	108,400	108,400	N/A	N/A	N/A	N/A
62	2	95,375	107,747	87,375	99,747	112,360	112,360	117,304	117,304	N/A	N/A	N/A	N/A
63	3	91,116	109,580	84,116	102,580	119,102	119,102	126,742	126,742	N/A	N/A	N/A	N/A
64	4	86,886	111,377	79,886	104,377	126,248	126,248	136,747	136,747	N/A	N/A	N/A	N/A
65	5	82,678	113,132	76,678	107,132	133,823	133,823	147,352	147,352	N/A	N/A	N/A	N/A
66	6	78,485	114,837	73,485	109,837	141,852	141,852	158,593	158,593	N/A	N/A	N/A	N/A
67	7	74,300	116,486	70,300	112,486	150,363	150,363	170,508	170,508	N/A	N/A	N/A	N/A
68	8	70,117	118,069	67,117	115,069	159,385	159,385	183,139	183,139	N/A	N/A	N/A	N/A
69	9	65,929	119,577	65,929	119,577	168,948	168,948	196,527	196,527	N/A	N/A	N/A	N/A
70	10	61,727	121,001	61,727	121,001	179,085	179,085	210,719	210,719	9,814	9,814	9,814	9,814
75	15	40,197	126,455	40,197	126,455	239,656	239,656	295,518	295,518	14,643	14,643	14,643	14,643
80	20	17,013	127,829	17,013	127,829	320,714	320,714	408,999	408,999	22,001	22,001	22,001	22,001
85	25	0	122,751	0	122,751	0	429,187	0	517,472	0	35,794	0	35,794
90	30	0	128,405	0	128,405	0	429,187	0	517,472	N/A	N/A	N/A	N/A
95	35	0	135,003	0	135,003	0	429,187	0	517,472	N/A	N/A	N/A	N/A

The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The account value, cash value and guaranteed benefits for a contract would be different from the ones shown if the actual gross rate of investment return averaged 0% or 6% over a period of years, but also fluctuated above or below the average for individual contract years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.

V-3

Variable deferred annuity

Accumulator® EliteSM

$100,000 Single contribution and no withdrawals

Male, issue age 60

Benefits:

Greater of 6% Roll-up to age 85 or Annual Ratchet to age 85 Guaranteed minimum death benefit

Earnings enhancement benefit

Guaranteed minimum income benefit

Age	Contract Year	Account Value		Cash Value		Greater of 6% Roll-up to age 85 or Annual Ratchet to age 85 Guaranteed Minimum Death Benefit		Total Death Benefit with the Earnings enhancement benefit		Lifetime Annual Guaranteed Minimum Income Benefit: Guaranteed Income		Lifetime Annual Guaranteed Minimum Income Benefit: Hypothetical Income
		0%	6%	0%	6%	0%	6%	0%	6%	0%	6%	0%	6%
60	0	100,000	100,000	92,000	92,000	100,000	100,000	100,000	100,000	N/A	N/A	N/A	N/A
61	1	95,681	101,660	87,681	93,660	106,000	106,000	108,400	108,400	N/A	N/A	N/A	N/A
62	2	91,407	103,288	84,407	96,288	112,360	112,360	117,304	117,304	N/A	N/A	N/A	N/A
63	3	87,170	104,878	81,170	98,878	119,102	119,102	126,742	126,742	N/A	N/A	N/A	N/A
64	4	82,965	106,423	77,965	101,423	126,248	126,248	136,747	136,747	N/A	N/A	N/A	N/A
65	5	78,786	107,916	78,786	107,916	133,823	133,823	147,352	147,352	N/A	N/A	N/A	N/A
66	6	74,625	109,351	74,625	109,351	141,852	141,852	158,593	158,593	N/A	N/A	N/A	N/A
67	7	70,475	110,718	70,475	110,718	150,363	150,363	170,508	170,508	N/A	N/A	N/A	N/A
68	8	66,331	112,010	66,331	112,010	159,385	159,385	183,139	183,139	N/A	N/A	N/A	N/A
69	9	62,184	113,217	62,184	113,217	168,948	168,948	196,527	196,527	N/A	N/A	N/A	N/A
70	10	58,027	114,328	58,027	114,328	179,085	179,085	210,719	210,719	9,814	9,814	9,814	9,814
75	15	36,732	118,052	36,732	118,052	239,656	239,656	295,518	295,518	14,643	14,643	14,643	14,643
80	20	13,884	117,394	13,884	117,394	320,714	320,714	408,999	408,999	22,001	22,001	22,001	22,001
85	25	0	109,963	0	109,963	0	429,187	0	517,472	0	35,794	0	35,794
90	30	0	112,891	0	112,891	0	429,187	0	517,472	N/A	N/A	N/A	N/A
95	35	0	116,291	0	116,291	0	429,187	0	517,472	N/A	N/A	N/A	N/A

The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The account value, cash value and guaranteed benefits for a contract would be different from the ones shown if the actual gross rate of investment return averaged 0% or 6% over a period of years, but also fluctuated above or below the average for individual contract years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.

V-4

Variable deferred annuity

Accumulator® SelectSM

$100,000 Single contribution and no withdrawals

Male, issue age 60

Benefits:

Greater of 6% Roll-up to age 85 or Annual Ratchet to age 85 Guaranteed minimum death benefit

Earnings enhancement benefit

Guaranteed minimum income benefit

Age	Contract Year	Account Value		Cash Value		Greater of 6% Roll-up to age 85 or Annual Ratchet to age 85 Guaranteed Minimum Death Benefit		Total Death Benefit with the Earnings enhancement benefit		Lifetime Annual Guaranteed Minimum Income Benefit: Guaranteed Income		Lifetime Annual Guaranteed Minimum Income Benefit: Hypothetical Income
		0%	6%	0%	6%	0%	6%	0%	6%	0%	6%	0%	6%
60	0	100,000	100,000	100,000	100,000	100,000	100,000	100,000	100,000	N/A	N/A	N/A	N/A
61	1	95,631	101,610	95,631	101,610	106,000	106,000	108,400	108,400	N/A	N/A	N/A	N/A
62	2	91,311	103,186	91,311	103,186	112,360	112,360	117,304	117,304	N/A	N/A	N/A	N/A
63	3	87,031	104,721	87,031	104,721	119,102	119,102	126,742	126,742	N/A	N/A	N/A	N/A
64	4	82,787	106,209	82,787	106,209	126,248	126,248	136,747	136,747	N/A	N/A	N/A	N/A
65	5	78,572	107,643	78,572	107,643	133,823	133,823	147,352	147,352	N/A	N/A	N/A	N/A
66	6	74,378	109,016	74,378	109,016	141,852	141,852	158,593	158,593	N/A	N/A	N/A	N/A
67	7	70,199	110,319	70,199	110,319	150,363	150,363	170,508	170,508	N/A	N/A	N/A	N/A
68	8	66,027	111,544	66,027	111,544	159,385	159,385	183,139	183,139	N/A	N/A	N/A	N/A
69	9	61,856	112,681	61,856	112,681	168,948	168,948	196,527	196,527	N/A	N/A	N/A	N/A
70	10	57,678	113,720	57,678	113,720	179,085	179,085	210,719	210,719	9,814	9,814	9,814	9,814
75	15	36,317	117,040	36,317	117,040	239,656	239,656	295,518	295,518	14,643	14,643	14,643	14,643
80	20	13,462	115,909	13,462	115,909	320,714	320,714	408,999	408,999	22,001	22,001	22,001	22,001
85	25	0	107,938	0	107,938	0	429,187	0	517,472	0	35,794	0	35,794
90	30	0	110,251	0	110,251	0	429,187	0	517,472	N/A	N/A	N/A	N/A
95	35	0	112,931	0	112,931	0	429,187	0	517,472	N/A	N/A	N/A	N/A

The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The account value, cash value and guaranteed benefits for a contract would be different from the ones shown if the actual gross rate of investment return averaged 0% or 6% over a period of years, but also fluctuated above or below the average for individual contract years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.

V-5

Appendix VI: Earnings enhancement benefit example

The following illustrates the calculation of a death benefit that includes the Earnings enhancement benefit for an owner age 45. The example assumes a contribution of $100,000 and no additional contributions. Where noted, a single withdrawal in the amount shown is also assumed. The calculation is as follows:

		No withdrawal	$3,000 withdrawal	$6,000 withdrawal
A	Initial contribution	100,000	100,000	100,000
B	Death benefit: prior to withdrawal.(1)	104,000	104,000	104,000
C	Earnings enhancement benefit earnings: death benefit less net contributions (prior to the withdrawal in D). B minus A.	4,000	4,000	4,000
D	Withdrawal	0	3,000	6,000
E	Excess of the withdrawal over the Earnings enhancement benefit earnings greater of D minus C or zero	0	0	2,000
F	Net contributions (adjusted for the withdrawal in D) A minus E	100,000	100,000	98,000
G	Death benefit (adjusted for the withdrawal in D) B minus D	104,000	101,000	98,000
H	Death benefit less net contributions G minus F	4,000	1,000	0
I	Earnings enhancement benefit factor	40%	40%	40%
J	Earnings enhancement benefit H times I	1,600	400	0
K	Death benefit: including the Earnings enhancement benefit G plus J	105,600	101,400	98,000
(1)	The death benefit is the greater of the account value or any applicable death benefit.

VI-1

Appendix VII: State contract availability and/or variations of certain features and benefits

Certain information is provided for historical purpose only. The contracts are no longer available to new purchasers. In addition, except as described below, we no longer accept contributions to the contracts, including contributions made through our automatic investment program. Contributions received at our processing office will be returned to you. This change has no effect on amounts that are already invested in your contract or on your guaranteed benefits.

We currently continue to accept contributions to: (i) QP contracts; and (ii) all contracts issued in the state of Florida. Information regarding contributions in this section is for the benefit of contract owners currently eligible to continue making contributions to the contracts.

The following information is a summary of the states where the Accumulator® Series contracts or certain features and/or benefits in the contracts are either not available or vary from the respective contract’s features and benefits as previously described in this Prospectus. Certain features and/or benefits may have been approved in your state after your contract was issued and cannot be added. Please contact your financial professional for more information about availability in your state. See also Appendix VIII later in this Prospectus for information about the availability of certain features under your contract.

States where certain Accumulator® Series contracts’ features and/or benefits are not available or vary:

State	Features and benefits	Availability or variation
California	See “Contract features and benefits”—”Your right to cancel within a certain number of days”	If you reside in the state of California and you are age 60 and older at the time the contract is issued, you may return your variable annuity contract within 30 days from the date that you receive it and receive a refund as described below. This is also referred to as the “free look” period.

If you allocate your entire initial contribution to the EQ/Money Market option (and/or guaranteed interest option, if available), the amount of your refund will be equal to your contribution, unless you make a transfer, in which case the amount of your refund will be equal to your account value on the date we receive your request to cancel at our processing office. This amount could be less than your initial contribution. If the Principal guarantee benefit or Guaranteed withdrawal benefit for life is elected, the investment allocation during the 30 day free look period is limited to the guaranteed interest option. If you allocate any portion of your initial contribution to the variable investment options (other than the EQ/Money Market option) and/or fixed maturity options, your refund will be equal to your account value on the date we receive your request to cancel at our processing office.

“Return of contribution” free look treatment available through certain selling brokers-dealers

Certain selling broker-dealers offer an allocation method designed to preserve your right to a return of your contributions during the free look period. At the time of application, you will instruct your financial professional as to how your initial contribution and any subsequent contributions should be treated for the purpose of maintaining your free look right under the contract. Please consult your financial professional to learn more about the availability of “return of contribution” free look treatment.

VII-1

State	Features and benefits	Availability or variation
California (continued)		If you choose “return of contribution” free look treatment of your contract, we will allocate your entire contribution and any subsequent contributions made during the 40-day period following the Contract Date, to the EQ/Money Market investment option. In the event you choose to exercise your free look right under the contract, you will receive a refund equal to your contributions.

If you choose the “return of contribution” free look treatment and your contract is still in effect on the 40th day (or next Business Day) following the contract date, we will automatically reallocate your account value to the investment options chosen on your application.

Any transfers made prior to the expiration of the 30-day free look will terminate your right to “return of contribution” treatment in the event you choose to exercise your free look right under the contract. Any transfer made prior to the 40th day following the contract date will cancel the automatic reallocation on the 40th day (or next business day) following the Contract Date described above. If you do not want the Company to perform this scheduled one- time re-allocation, you must call one of our customer service representatives at 1 (800) 789-7771 before the 40th day following the contract date to cancel.
Florida	See “Contract features and benefits” in “Credits”(For Accumulator® PlusSM contracts only)	The following information replaces the second bullet of the final set of bullets in this section:

•   You may annuitize your contract after thirteen months, however, if you elect to receive annuity payments within five years of the contract date, we will recover the credit that applies to any contribution made in that five years. If you start receiving annuity payments after five years from the contract date and within three years of making any contribution, we will recover the credit that applies to any contribution made within the prior three years.

	See “Your right to cancel within a certain number of days” in “Contract features and benefits”	If you reside in the state of Florida and you are age 65 or older at the time the contract is issued, you may cancel your variable annuity contract and return it to us within 21 days from the date that you receive it. You will receive an unconditional refund equal to the cash surrender value provided in the annuity contract, plus any fees or charges deducted from the contributions or imposed under the contract.

If you reside in the state of Florida and you are age 64 or younger at the time the contract is issued, you may cancel your variable annuity contract and return it to us within 14 days from the date that you receive it. You will receive an unconditional refund equal to your contributions, including any contract fees or charges.

VII-2

State	Features and benefits	Availability or variation
Oregon (For Accumulator®, Accumulator® PlusSM and Accumulator® EliteSM contracts only — Accumulator® SelectSM contracts not available)	See “We require that the following types of communications be on specific forms we provide for that purpose:” in “The Company”	The following is added: (20) requests for required minimum distributions, other than pursuant to our automatic RMD service.

	Flexible Premium IRA, Flexible Premium Roth IRA and QP contracts	Not Available

	Fixed maturity options	Not Available

	Automatic investment program	Not Available
	Special dollar cost averaging program (For Accumulator® and Accumulator® EliteSM contracts only)	• Available only during the first contract year.
• Subsequent contributions cannot be used to elect new programs after the first contract year. You may make subsequent contributions to the initial programs while they are still running.

	See “How you can contribute to your contract” in “Contract features and benefits” and “Rules regarding contributions to your contract” in “Appendix X”	Additional contributions are limited to the first year after the contract issue date only.

	See “Guaranteed minimum death benefit/Guaranteed minimum income benefit roll-up benefit base reset” in “Contract features and benefits”	The Roll-Up benefit base is eligible for reset beginning on the fifth contract date anniversary and on each fifth or later contract date anniversary after a reset.

	See “Lifetime required minimum distribution withdrawals” under “Withdrawing your account value” in “Accessing your money”	The following replaces the third paragraph: We generally will not impose a withdrawal charge on minimum distribution withdrawals even if you are not enrolled in our automatic RMD service except if, when added to a lump sum withdrawal previously taken in the same contract year, the minimum distribution withdrawals exceed the 10% free withdrawal amount. In order to avoid a withdrawal charge in connection with minimum distribution withdrawals outside of our automatic RMD service, you must notify us using our request form. Such minimum distribution withdrawals must be based solely on your contract’s account value.

See “Selecting an annuity payout option” under “Your annuity payout options” in “Accessing your money”

for Accumulator® contracts: An annuity commencement date earlier than seven years from the contract issue date may not be elected.

for Accumulator® EliteSM contracts: An annuity commencement date earlier than four years from the contract issue date may not be elected.

for Accumulator® PlusSM contracts: An annuity commencement date earlier than eight years from the contract issue date may not be elected.

	See “Greater of 6% Roll-Up to age 85 or Annual Ratchet to age 85” under “Guaranteed minimum death benefit charge” in “Charges and expenses”	The charge is equal to 0.60% of the Greater of 6% Roll-Up to age 85 or Annual Ratchet to age 85 benefit base.

	See “Disability, terminal illness, or confinement to nursing home” under “Withdrawal charge” in “Charges and expenses”	Item (i) under this section is deleted in its entirety

VII-3

State	Features and benefits	Availability or variation
Pennsylvania	Contributions	Your contract refers to contributions as premiums.

	Special dollar cost averaging program (For Accumulator® and Accumulator® EliteSM contracts only)	In Pennsylvania, we refer to this program as “enhanced rate dollar cost averaging.”

	See “Disability, terminal illness, or confinement to nursing home” under “Withdrawal charge” in “Charges and expenses” (For Accumulator®, Accumulator® PlusSM and Accumulator® EliteSM contracts only)	Item (iii) under this section is deleted in its entirety.

	Required disclosure for Pennsylvania customers	Any person who knowingly and with intent to defraud any insurance company or other person files an application for insurance or statement of claim containing any materially false information or conceals for the purpose of misleading, information concerning any fact material thereto commits a fraudulent insurance act, which is a crime and subjects such person to criminal and civil penalties.
Puerto Rico	IRA, Roth IRA, Inherited IRA, QP and Rollover TSA contracts	Not Available

	Beneficiary continuation option (IRA)	Not Available

	Tax Information — Special rules for NQ contracts	Income from NQ contracts we issue is U.S. source. A Puerto Rico resident is subject to U.S. taxation on such U.S. source income. Only Puerto Rico source income of Puerto Rico residents is excludable from U.S. taxation. Income from NQ contracts is also subject to Puerto Rico tax. The calculation of the taxable portion of amounts distributed from a contract may differ in the two jurisdictions. Therefore, you might have to file both U.S. and Puerto Rico tax returns, showing different amounts of income from the contract for each tax return. Puerto Rico generally provides a credit against Puerto Rico tax for U.S. tax paid. Depending on your personal situation and the timing of the different tax liabilities, you may not be able to take full advantage of this credit.

We require owners or beneficiaries of annuity contracts in Puerto Rico which are not individuals to document their status to avoid 30% FATCA withholding from U.S.-source income.
Texas	See “Charges that the Company deducts” under “Annual administrative charge” in “Charges and expenses”	We will deduct the annual administrative charge on a pro rata basis but only from your value in the variable investment options. We will not deduct this charge from your value in the guaranteed interest option.
Washington	Guaranteed interest option	Not Available

	Investment simplifier — Fixed-dollar option and Interest sweep option	Not Available

	Fixed maturity options	Not Available

	Earnings enhancement benefit	Not Available

	Special dollar cost averaging program (For Accumulator® and Accumulator® EliteSM contracts only)	• Available only at issue
• Subsequent contributions cannot be used to elect new programs. You may make subsequent contributions to the initial programs while they are still running.

VII-4

State	Features and benefits	Availability or variation

Washington (continued)	“Greater of 6% Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit”	All references to this feature are deleted in their entirety. You have the choice of the following guaranteed minimum death benefits: the Greater of 4% Roll-Up to age 85 or Annual Ratchet to age 85; the Annual Ratchet to age 85; the Standard death benefit; the GWBL Enhanced death benefit; or the GWBL Standard death benefit.

	See “Guaranteed minimum death benefit charge” in “Fee table” and in “Charges and expenses”	The charge for the Greater of 4% Roll-Up to age 85 or Annual Ratchet to age 85 is 0.60%

See “Guaranteed minimum death benefit and Guaranteed minimum income benefit base” in “Contract features and benefits”

•   If you elect the 6% Guaranteed minimum income benefit with the Greater of 4% Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit, the variable investment options (other than those variable investment options that roll up at 3%), the account for special dollar cost averaging program and the account for 12 month dollar cost averaging will roll up at an annual rate of 6% for the Guaranteed minimum income benefit base and 4% for the 4% Roll-Up to age 85 benefit base.

•   If you elect the Greater of 4% Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit, without the Guaranteed minimum income benefit, the variable investment options (other than those variable investment options that roll up at 3%), the account for special dollar cost averaging program and the account for 12 month dollar cost averaging will roll up at an annual rate of 4% for the 4% Roll-Up to age 85 benefit base.

	See “Guaranteed minimum death benefit/Guaranteed minimum income benefit roll-up benefit base reset” in “Contract features and benefits”	Your “Greater of 4% Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit” benefit base will reset only if your account value is greater than your Guaranteed minimum income benefit roll-up benefit base.

	See “Guaranteed minimum death benefit” in “Contract features and benefits”	You have a choice of the Standard death benefit, the Annual Ratchet to age 85 enhanced death benefit, or the Greater of 4% Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit.

	See “Annual administrative charge” in “Charges and expenses”	The second paragraph of this section is replaced with the following:

For Accumulator® and Accumulator® EliteSM contracts:

The annual administrative charge will be deducted from the value in the variable investment options on a pro rata basis. If those amounts are insufficient, we will deduct all or a portion of the charge from the account for special dollar cost averaging. If the contract is surrendered or annuitized or a death benefit is paid on a date other than a contract date anniversary, we will deduct a pro rata portion of that charge for the year.

VII-5

State	Features and benefits	Availability or variation
Washington (continued)

For Accumulator® SelectSM contracts:

The annual administrative charge will be deducted from the value in the variable investment options on a pro rata basis. If those amounts are insufficient, we will deduct all or a portion of the charge from the account for 12 month dollar cost averaging. If the contract is surrendered or annuitized or a death benefit is paid on a date other than a contract date anniversary, we will deduct a pro rata portion of that charge for the year.

For Accumulator® PlusSM contracts:

The annual administrative charge will be deducted from the value in the variable investment options on a pro rata basis. If the contract is surrendered or annuitized or a death benefit is paid on a date other than a contract date anniversary, we will deduct a pro rata portion of that charge for the year.

See “How withdrawals affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Principal guarantee benefits” in “Accessing your money”

The first sentence of the third paragraph is replaced with the following:

With respect to the Guaranteed minimum income benefit and the Greater of 4% Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit, withdrawals (including any applicable withdrawal charges) will reduce each of the benefits’ Roll-Up to age 85 benefit base on a dollar-for-dollar basis, as long as the sum of the withdrawals in a contract year is 6% or less of each benefit’s Roll-Up benefit base on the contract issue date or the most recent contract date anniversary, if later. With respect to the Greater of 4% Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit, if elected without the Guaranteed minimum income benefit, withdrawals (including any applicable withdrawal charges) will reduce the 4% Roll-Up to age 85 benefit base on a dollar-for-dollar basis, as long as the sum of the withdrawals in a contract year is 6% or less of the 4% Roll-Up to age 85 benefit base on the contract issue date or the most recent contract date anniversary, if later.

	See “10% free withdrawal amount” under “Withdrawal charge” in “Charges and expenses” (For Accumulator®, Accumulator® PlusSM and Accumulator® EliteSM contracts only)	The 10% free withdrawal amount applies to full surrenders.

	See “Certain withdrawals” under “Withdrawal charge” in “Charges and expenses” (For Accumulator®, Accumulator® PlusSM and Accumulator® EliteSM contracts only)	If you elect the Greater of 4% Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit without a Guaranteed minimum income benefit, the withdrawal charge will be waived for any withdrawal that, together with any prior withdrawals made during the contract year, does not exceed 6% of the beginning of contract year 4% Roll-Up to age 85 benefit base, even if such withdrawals exceed the free withdrawal amount.

	See “Withdrawal charge” in “Charges and expenses” under “Disability, terminal illness, or confinement to nursing home” (For Accumulator®, Accumulator® PlusSM and Accumulator® EliteSM contracts only)	The owner (or older joint owner, if applicable) has qualified to receive Social Security disability benefits as certified by the Social Security Administration or a statement from an independent U.S. licensed physician stating that the owner (or older joint owner, if applicable) meets the definition of total disability for at least 6 continuous months prior to the notice of claim. Such disability must be re-certified every 12 months.

VII-6

Appendix VIII: Contract variations

The contracts described in this Prospectus are no longer sold. You should note that your contract’s options, features and charges may vary from what is described in this Prospectus depending on the approximate date on which you purchased your contract. The contract may have been available in your state past the approximate end date indicated below. You may not change your contract or its features after issue. This Appendix reflects contract variations that differ from what is described in this Prospectus but may have been in effect at the time your contract was issued. If you purchased your contract during the “Approximate Time Period” below, the noted variation may apply to you.

In addition, options and/or features may vary among states in light of applicable regulations or state approvals. Any such state variations are generally not included here but instead included in Appendix VII earlier in this section. For more information about state variations applicable to you, as well as particular features, charges and options available under your contract based upon when you purchased it, please contact your financial professional and/or refer to your contract.

Approximate time period	Feature/benefit	Variation
July 10, 2006 – January 15, 2007	Greater of 6% Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit	The fee for this benefit is 0.60%.

	Guaranteed minimum death benefit/ Guaranteed minimum income benefit roll-up benefit base reset	The Roll-Up benefit base is eligible for reset beginning on the fifth contract date anniversary and on each fifth or later contract date anniversary after a reset.

January 16, 2007-present	Greater of 6% Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit	The fee for this benefit is 0.65%.(1)

	Guaranteed minimum death benefit/ Guaranteed minimum income benefit roll-up benefit base reset	The Roll-Up benefit base is eligible for reset annually.(1)
(1)	This charge and feature are not available to contracts issued in Oregon.

VIII-1

Appendix IX: Tax-sheltered annuity contracts (TSAs)

We no longer accept contributions to the contracts. Please see “How you can contribute to your contract” under “Contract features and benefits” earlier in this Prospectus for more information.

General; Final Regulations under Section 403(b)

This Appendix reflects our current understanding of some of the special federal income tax rules applicable to annuity contracts used to fund employer plans under Section 403(b) of the Internal Revenue Code. We refer to these contracts as “403(b) annuity contracts” or “Tax Sheltered Annuity” contracts (“TSAs”). The discussion in this Appendix generally assumes that a TSA has 403(b) contract status or qualifies as a 403(b) contract. In 2007, the IRS and the Treasury Department published final Treasury Regulations under Section 403(b) of the Code (“2007 Regulations”). As a result, there are significant revisions to the establishment and operation of plans and arrangements under Section 403(b) of the Code, and the contracts issued to fund such plans. The 2007 Regulations raise a number of questions as to the effect of the 2007 Regulations on TSAs issued prior to the effective date of the 2007 Regulations. The IRS has issued guidance intended to clarify some of these questions, and may issue further guidance in future years. Due to the Internal Revenue Service and Treasury regulatory changes in 2007 which became fully effective on January 1, 2009, contracts issued prior to September 25, 2007 which qualified as 403(b) contracts under the rules at the time of issue may lose their status as 403(b) contracts or have the availability of transactions under the contract restricted as of January 1, 2009 unless the individual’s employer or the individual take certain actions. Please consult your tax adviser regarding the effect of these rules (which may vary depending on the owner’s employment status, plan participation status, and when and how the contract was acquired) on your personal situation.

Employer plan requirement.  The thrust of the 2007 Regulations is to eliminate informal Section 403(b) arrangements with minimal or diffuse employer oversight and to require employers purchasing annuity contracts for their employees under Section 403(b) of the Code to conform to other tax-favored, employer-based retirement plans with salary reduction contributions, such as Section 401(k) plans and governmental employer Section 457(b) plans. The 2007 Regulations require employers sponsoring 403(b) plans as of January 1, 2009, to have a written plan designating administrative responsibilities for various functions under the plan, and the plan in operation must conform to the plan terms.

Limitations on individual-initiated direct transfers.  The 2007 Regulations revoke Revenue Ruling 90-24 (“Rev. Rul. 90-24”), effective January 1, 2009. Prior to the 2007 Regulations, Rev. Rul. 90-24 had permitted individual-initiated, tax-free direct transfers of funds from one 403(b) annuity contract to another, without reportable taxable income to the individual, and with the characterization of funds in the contract remaining the same as under the prior contract. Under the 2007 Regulations and other IRS published guidance, direct transfers made after September 24, 2007 are permitted only with plan or employer approval as described below.

Contributions to the Accumulator® Series TSA contracts

We no longer accept contributions to TSA contracts. Contributions to an Accumulator® Series TSA contract had been extremely limited. The Company had permitted contributions to be made to an Accumulator® Series TSA contract only where the Company is an “approved vendor” under an employer’s 403(b) plan. That is, some or all of the participants in the employer’s 403(b) plan are currently contributing to a non-Accumulator 403(b) annuity contract issued by us. The Company and the employer must have agreed to share information with respect to the Accumulator® Series TSA contract and other funding vehicles under the plan.

The Company did not accept employer-remitted contributions. The Company did not accept contributions of after-tax funds, including designated Roth contributions to the Accumulator® Series TSA contracts. We had accepted contributions of pre-tax funds only with documentation satisfactory to us of employer or its designee or plan approval of the transaction. Previously, contributions must have been made in the form of a direct transfer of funds from one 403(b) plan to another, a contract exchange under the same plan, or a direct rollover from another eligible retirement plan.

Distributions from TSAs

General.  Generally, after the 2007 Regulations, employer or plan administrator consent is required for loan, withdrawal or distribution transactions under a 403(b) annuity contract. Processing of a requested transaction will not be completed until the information required to process the transaction is received from the employer or its designee. This information will be transmitted as a result of an information sharing agreement between the Company and the employer sponsoring the plan.

Withdrawal restrictions.  The Company treats all amounts under an Accumulator® Series Rollover TSA contract as not eligible for withdrawal until:

•	the owner is severed from employment with the employer who provided the funds used to purchase the TSA contract;

•	the owner dies; or

•	the plan under which the Accumulator® Series TSA contract is purchased is terminated.

IX-1

Tax treatment of distributions.  Amounts held under TSA contracts are generally not subject to federal income tax until benefits are distributed. Distributions include withdrawals from your TSA contract and annuity payments from your TSA contract. Death benefits paid to a beneficiary are also taxable distributions. Unless an exception applies, amounts distributed from TSA contracts are includible in gross income as ordinary income. Distributions from TSA contracts may be subject to 20% federal income tax withholding described under “Tax withholding and information reporting” in the “Tax Information” section of the Prospectus. In addition, TSA contract distributions may be subject to additional tax penalties.

If you have made after-tax contributions, you will have a tax basis in your TSA contract, which will be recovered tax-free. Since the Company does not accept after-tax funds to an Accumulator® Series Rollover TSA contract, we do not track your investment in the TSA contract, if any. We will report all distributions from this Rollover TSA contract as fully taxable. You will have to determine how much of the distribution is taxable.

Distributions before annuity payments begin.  On a total surrender, the amount received in excess of the investment in the contract is taxable. The amount of any partial distribution from a TSA contract prior to the annuity starting date is generally taxable, except to the extent that the distribution is treated as a withdrawal of after-tax contributions. Distributions are normally treated as pro rata withdrawals of any after-tax contributions and earnings on those contributions.

Annuity payments.  Annuitization payments that are based on life or life expectancy are considered annuity payments for income tax purposes. We include in annuitization payments Guaranteed annual withdrawals that are continued after your account value goes to zero under a supplementary life annuity contract, as discussed under “Guaranteed withdrawal benefit for life (“GWBL”)” in the “Contract features and benefits” in this Prospectus. If you elect an annuity payout option, you will recover any investment in the TSA contract as each payment is received by dividing the investment in the TSA contract by an expected return determined under an IRS table prescribed for qualified annuities. The amount of each payment not excluded from income under this exclusion ratio is fully taxable. The full amount of the payments received after your investment in the TSA contract is recovered is fully taxable. If you (and your beneficiary under a joint and survivor annuity) die before recovering the full investment in the TSA contract, a deduction is allowed on your (or your beneficiary’s) final tax return.

Payments to a beneficiary after your death.  Death benefit distributions from a TSA contract generally receive the same tax treatment as distributions during your lifetime. In some instances, distributions from a TSA contract made to your surviving spouse may be rolled over to a traditional IRA or other eligible retirement plan. A surviving spouse might also be eligible to directly roll over a TSA contract death benefit to a Roth IRA in a taxable conversion rollover.

Effect of 2007 Regulations on loans from TSAs

As a result of the 2007 Regulations, loans are not available without employer or plan administrator approval. If loans are available, loan processing may be delayed pending receipt of information required to process the loan under an information sharing agreement. The processing of a loan request will not be completed until the information required to process the transaction is received from the employer or its designee. This information will be transmitted as a result of an information sharing agreement between the Company and the employer sponsoring the plan.

If loans are available:

Loans are generally not treated as a taxable distribution. If the amount of the loan exceeds permissible limits under federal income tax rules when made, the amount of the excess is treated (solely for tax purposes) as a taxable distribution. Additionally, if the loan is not repaid at least quarterly, amortizing (paying down) interest and principal, the amount not repaid when due will be treated as a taxable distribution. The entire unpaid balance of the loan is includable in income in the year of the default.

TSA loans are subject to federal income tax limits and may also be subject to the limits of the plan from which the funds came. Federal income tax rule requirements apply even if the plan is not subject to ERISA. For example, loans offered under TSA contracts are subject to the following conditions:

The amount of a loan to a participant, when combined with all other loans to the participant from all qualified plans of the employer, cannot exceed the lesser of:

(1)	the greater of $10,000 or 50% of the participant’s nonforfeitable accrued benefits; and

(2)	$50,000 reduced by the excess (if any) of the highest outstanding loan balance over the previous 12 months over the outstanding loan balance of plan loans on the date the loan was made.

•

In general, the term of the loan cannot exceed five years unless the loan is used to acquire the participant’s primary residence. Accumulator® Series Rollover TSA contracts have a term limit of ten years for loans used to acquire the participant’s primary residence.

•

All principal and interest must be amortized in substantially level payments over the term of the loan, with payments being made at least quarterly. In very limited circumstances, the repayment obligation may be temporarily suspended during a leave of absence.

IX-2

The amount borrowed and not repaid may be treated as a distribution if:

•	the loan does not qualify under the conditions above;

•	the participant fails to repay the interest or principal when due; or

•	in some instances, the participant separates from service with the employer who provided the funds or the plan is terminated.

In this case, the participant may have to include the unpaid amount due as ordinary income. In addition, the 10% early distribution penalty tax may apply. The amount of the unpaid loan balance is reported to the IRS on Form 1099-R as a distribution. For purposes of calculating any subsequent loans which may be made under any plan of the same employer, a defaulted loan which has not been fully repaid is treated as still outstanding, even after the default has been reported to the IRS on Form 1099-R. The amount treated as still outstanding (which limits subsequent loans) includes interest accruing on the unpaid balance.

Tax-deferred rollovers and funding vehicle transfers.  You may roll over an “eligible rollover distribution” from a 403(b) annuity contract into another eligible retirement plan which agrees to accept the rollover. The rollover may be a direct rollover or one you do yourself within 60 days after you receive the distribution. To the extent rolled over, a distribution remains tax-deferred.

You may roll over a distribution from a 403(b) annuity contract to any of the following: another 403(b) plan funding vehicle, a qualified plan, a governmental employer 457(b) plan (separate accounting required) or a traditional IRA. A spousal beneficiary may also roll over death benefits as above. An Accumulator® Series IRA contract is not available for purchase by a non-spousal death beneficiary direct rollover.

Distributions from a 403(b) annuity contract can be rolled over to a Roth IRA. Such conversion rollover transactions are taxable. Any taxable portion of the amount rolled over will be taxed at the time of the rollover.

The taxable portion of most distributions will be eligible for rollover, except as specifically excluded under federal income tax rules. Distributions that you cannot roll over generally include periodic payments for life or for a period of 10 years or more, hardship withdrawals and required minimum distributions under federal income tax rules.

Direct transfers from one 403(b) annuity contract to another (whether under a plan-to-plan transfer, or contract exchange under the same 403(b) plan, are not distributions.

Required minimum distributions

The required minimum distribution rules applicable to 403(b) annuity contracts are generally the same as those applicable to traditional IRAs described in the “Tax Information” section of the Prospectus with these differences:

When you have to take the first required minimum distribution.  The minimum distribution rules force 403(b) plan participants to start calculating and taking annual distributions from their 403(b) annuity contracts by a required date. Generally, you must take the first required minimum distribution for the calendar year in which you turn age 72 (or age 70 1/2 if applicable). You may be able to delay the start of required minimum distributions for all or part of your account balance until after age 72 (or age 70 1/2 if applicable), as follows:

•

For 403(b) plan participants who have not retired from service with the employer maintaining the 403(b) plan by the calendar year the participant turns age 72 (or age 70 1/2 if applicable), the required beginning date for minimum distributions is extended to April 1 following the calendar year of retirement.

•

403(b) plan participants may also delay the start of required minimum distributions to age 75 for the portion of their account value attributable to their December 31, 1986 TSA contract account balance, even if retired at age 72 (or age 70 1/2 if applicable). We will know whether or not you qualify for this exception because it only applies to individuals who established their Accumulator® Series Rollover TSA contract by direct Revenue Ruling 90-24 transfer prior to September 25, 2007, or by a contract exchange or a plan-to-plan exchange approved under the employer’s plan after that date. If you do not give us the amount of your December 31, 1986, account balance that is being transferred to the Accumulator® Series Rollover TSA contract on the form used to establish the TSA contract, you do not qualify.

Spousal consent rules

Your employer told us on the form used to establish the TSA contract whether or not you need to get spousal consent for loans, withdrawals or other distributions. If you do, you will need such consent if you are married when you request a withdrawal under the TSA contract. In addition, unless you elect otherwise with the written consent of your spouse, the retirement benefits payable under the plan must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is payable for the life of the annuitant with a survivor annuity for the life of the spouse in an amount not less than one-half of the amount payable to the annuitant during his or her lifetime. In addition, if you are married, the beneficiary must be your spouse, unless your spouse consents in writing to the designation of another beneficiary.

IX-3

If you are married and you die before annuity payments have begun, payments will be made to your surviving spouse in the form of a life annuity unless at the time of your death a contrary election was in effect. However, your surviving spouse may elect, before payments begin, to receive payments in any form permitted under the terms of the TSA contract and the plan of the employer who provided the funds for the TSA contract.

Early distribution penalty tax

A penalty tax of 10% of the taxable portion of a distribution applies to distributions from a TSA contract before you reach age 59 1/2. This is in addition to any income tax. There are exceptions to the extra penalty tax. Some of the available exceptions to the pre-age 59 1/2 penalty tax include distributions made:

•	on or after your death; or

•	because you are disabled (special federal income tax definition); or

•	under legislation enacted at the end of 2019, distributions made in connection with the birth or adoption of a child as specified in the Code; or

•	to pay for certain extraordinary medical expenses (special federal income tax definition); or

•	in any form of payout after you have separated from service (only if the separation occurs during or after the calendar year you reach age 55); or

•

in a payout in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy), or over the joint lives of you and your beneficiary (or your joint life expectancies) using an IRS-approved distribution method (only after you have separated from service at any age). We do not anticipate that Guaranteed annual withdrawals made under the Guaranteed withdrawal benefit for life’s Maximum or Customized payment plan or taken as partial withdrawals will qualify for this exception if made before age 59 1/2.

IX-4

Appendix X: Rules regarding contributions to your contract

With limited exceptions, we no longer accept contributions to the contracts. We currently continue to accept contributions to: (i) QP contracts; and (ii) all contracts, except TSA contracts, issued in the state of Florida. Information regarding contributions in this section is for the benefit of contract owners currently eligible to continue making contributions to the contracts.

Contract Type	NQ
Issue Ages	• 0-85 (Accumulator®, Accumulator® EliteSM & Accumulator® SelectSM) • 0-80 (Accumulator® PlusSM)
Minimum additional contribution amount	• $500 • $100 monthly and $300 quarterly under our automatic investment program (additional)
Source of contributions	• After-tax money. • Paid to us by check or transfer of contract value in a tax-deferred exchange under Section 1035 of the Internal Revenue Code.
Limitations on contributions(1)

•   No additional contributions may be made after attainment of age 86, or if later, the first contract date anniversary. (Accumulator®, Accumulator® EliteSM & Accumulator® SelectSM)

•   No additional contributions may be made after attainment of age 81 or, if later, the first contract date anniversary. (Accumulator® PlusSM)

Contract Type	Rollover IRA
Issue Ages	• 20-85 (Accumulator®, Accumulator® EliteSM & Accumulator® SelectSM) • 20-80 (Accumulator® PlusSM )
Minimum additional contribution amount	• $50 • $100 monthly and $300 quarterly under our automatic investment program (additional) (subject to tax maximums)
Source of contributions

•   Eligible rollover distributions from 403(b) plans, qualified plans, and governmental employer 457(b) plans.

•   Rollovers from another traditional individual retirement arrangement.

•   Direct custodian-to-custodian transfers from another traditional individual retirement arrangement.

•   Regular IRA contributions.

•   Additional catch-up contributions.

Limitations on contributions(1)

•   No additional contributions may be made after attainment of age 86, or, if later, the first contract date anniversary. (Accumulator®, Accumulator® EliteSM & Accumulator® SelectSM)

•   No additional contributions after attainment of age 81 or, if later, the first contract date anniversary. (Accumulator® PlusSM)

•   Contributions made after lifetime required minimum distributions must start must be net of required minimum distributions.

•   Although we accept regular IRA contributions (limited to $6,000) under Rollover IRA contracts, we intend that the contract be used primarily for rollover and direct transfer contributions.

•   Additional catch-up contributions of up to $1,000 per calendar year where the owner is at least age 50 at any time during the calendar year for which the contribution is made.

Contract Type	Roth Conversion IRA
Issue Ages	• 20-85 (Accumulator®, Accumulator® EliteSM & Accumulator® SelectSM) • 20-80 (Accumulator® PlusSM)
Minimum additional contribution amount	• $50 • $100 monthly and $300 quarterly under our automatic investment program (additional) (subject to tax maximums)
(1)

Additional contributions may not be permitted under certain conditions in your state. Please see Appendix VII earlier in this Prospectus to see if additional contributions are permitted in your state. If you are participating in a Principal guarantee benefit, contributions will only be permitted for the first six months after the contract is issued and no further contributions will be permitted for the life of the contract. For the Guaranteed withdrawal benefit for life option, additional contributions are not permitted after the later of: (i) the end of the first contract year, and (ii) the date you make your first withdrawal. In addition to the limitations described here, we also reserve the right to refuse to accept any contribution under the contract at any time.

X-1

Contract Type	Roth Conversion IRA (continued)
Source of contributions

•  Rollovers from another Roth IRA.

•  Rollovers from a “designated Roth contribution account” under specified retirement plans.

•  Conversion rollovers from a traditional IRA or other eligible retirement plan.

•  Direct transfers from another Roth IRA.

•  Regular Roth IRA contributions.

•  Additional catch-up contributions.

Limitations on contributions(1)

•  No additional rollover or direct contributions after attainment of age 81, or, if later, the first contract date anniversary. (Accumulator®)

•  No additional rollover or direct contributions after attainment of age 81 or, if later, the first contract date anniversary. (Accumulator® PlusSM)

•   No additional rollover or direct transfer contributions after attainment of age 86 or, If later, the first contract date anniversary (Accumulator® EliteSM & Accumulator® SelectSM).

•  Conversion rollovers after lifetime required minimum distributions must start from the traditional IRA or other eligible retirement plan which is the source of the conversion rollover must be net of any required minimum distributions.

•  Although we accept Roth IRA contributions (limited to $6,000) under Roth IRA contracts, we intend that the contract be used primarily for rollover and direct transfer contributions.

•  Additional catch-up contributions of up to $1,000 per calendar year where the owner is at least age 50 at any time during the calendar year for which the contribution is made.

Contract Type	Inherited IRA Beneficiary Continuation Contract (traditional IRA or Roth IRA)(2)
Issue Ages	• 0-70 (Accumulator®, Accumulator® EliteSM & Accumulator® SelectSM)
Minimum additional contribution amount	• $1,000
Source of contributions

•  Direct custodian-to-custodian transfers of your interest as a death beneficiary of the deceased owner’s traditional individual retirement arrangement or Roth IRA to an IRA of the same type.

•  Non-spousal beneficiary direct rollover contributions may be made to an Inherited IRA contract under specified circumstances from these “Applicable Plans”: qualified plans, 403(b) plans and governmental employer 457(b) plans.

Limitations on contributions(1)	• Any additional contributions must be from the same type of IRA of the same deceased owner.

Contract Type	QP
Issue Ages	• 20-75 (Accumulator® & Accumulator® EliteSM) • 20-70 (Accumulator® PlusSM)
Minimum additional contribution amount	• $500
Source of contributions

•  Only transfer contributions from other investments within an existing qualified plan trust.

•  The plan must be qualified under Section 401(a) of the Internal Revenue Code.

•  For 401(k) plans, transferred contributions may not include any after-tax contributions, including designated Roth contributions.

Limitations on contributions(1)

•  A separate QP contract must be established for each plan participant.

•  We do not accept regular on-going payroll contributions or contributions directly from the employer.

•  Only one additional transfer contribution may be made during a contract year.

•  No additional transfer contributions after the annuitant’s attainment of age 76 (age 71 under Accumulator® PlusSM contracts) or if later, the first contract date anniversary.

•  Contributions made after lifetime required minimum distributions must start must be net of any required minimum distributions.

•  We do not accept contributions from defined benefit plans.

See Appendix II earlier in this Prospectus for a discussion of purchase considerations of QP contracts.
(1)

Additional contributions may not be permitted under certain conditions in your state. Please see Appendix VII earlier in this Prospectus to see if additional contributions are permitted in your state. If you are participating in a Principal guarantee benefit, contributions will only be permitted for the first six months

X-2

after the contract is issued and no further contributions will be permitted for the life of the contract. For the Guaranteed withdrawal benefit for life option, additional contributions are not permitted after the later of: (i) the end of the first contract year, and (ii) the date you make your first withdrawal. In addition to the limitations described here, we also reserve the right to refuse to accept any contribution under the contract at any time.

(2)

Legislation enacted at the end of 2019 has changed key aspects of Inherited IRA contracts. We anticipate making changes in 2020 to our Inherited IRA contracts to reflect these legislative changes. We also may consider limiting the availability of Inherited IRA contracts to new purchasers pending the issuance of further guidance.

Contract Type	Flexible Premium IRA
Issue Ages	• 20-70 (Accumulator®)
Minimum additional contribution amount	• $50 • $50 monthly or quarterly under our automatic investment program (additional) (subject to tax maximums)
Source of contributions

•  Regular traditional IRA contributions.

•  Additional catch-up contributions.

•  Eligible rollover distributions from 403(b) plans, qualified plans, and governmental employer 457(b) plans.

•  Rollovers from another traditional individual retirement arrangement.

•  Direct custodian-to-custodian transfers from another traditional individual retirement arrangement.

Limitations on contributions(1)

•  Regular contributions may not exceed $6,000.

•  Additional catch-up contributions of up to $1,000 per calendar year where the owner is at least age 50 at any time during the calendar year for which the contribution is made.

•  Although we accept rollover and direct transfer contributions under the Flexible Premium IRA contract, we intend that the contract be used for ongoing regular contributions.

•  Rollover and direct transfer contributions may be made up to attainment of age 86.

•  Rollover and direct transfer contributions after lifetime required minimum distributions must start must be net of required minimum distributions.

Contract Type	Flexible Premium Roth IRA
Issue Ages	• 20-85 (Accumulator®)
Minimum additional contribution amount	• $50 • $50 monthly or quarterly under our automatic investment program (additional) (subject to tax maximums)
Source of contributions

•  Regular Roth IRA contributions.

•  Additional catch-up contributions.

•  Rollovers from another Roth IRA.

•  Rollovers from a ‘‘designated Roth contribution account’’ under specified retirement plans.

•  Conversion rollovers from a traditional IRA or other eligible retirement plan.

•  Direct transfers from another Roth IRA.

Limitations on contributions(1)

•  No additional contributions may be made after attainment of age 86, or, if later, the first contract date anniversary.

•  Contributions are subject to income limits and other tax rules.

•  Regular Roth IRA contributions may not exceed $6,000.

•  Additional catch-up contributions of up to $1,000 per calendar year where the owner is at least age 50 at any time during the calendar year for which the contribution is made.

•  Although we accept rollover and direct transfer contributions under the Flexible Premium Roth IRA contract, we intend that the contract be used for ongoing regular Roth IRA contributions.

(1)

Additional contributions may not be permitted under certain conditions in your state. Please see Appendix VII earlier in this Prospectus to see if additional contributions are permitted in your state. If you are participating in a Principal guarantee benefit, contributions will only be permitted for the first six months after the contract is issued and no further contributions will be permitted for the life of the contract. For the Guaranteed withdrawal benefit for life option, additional contributions are not permitted after the later of: (i) the end of the first contract year, and (ii) the date you make your first withdrawal. In addition to the limitations described here, we also reserve the right to refuse to accept any contribution under the contract at any time.

See “Tax information” earlier in this Prospectus for a more detailed discussion of sources of contributions and certain contribution limitations. For information on when contributions are credited under your contract see “Dates and prices at which contract events occur” in “More information” earlier in this Prospectus. Please review your contract for information on contribution limitations.

X-3

Appendix XI: Guaranteed benefit lump sum payment option hypothetical illustrations

Example 1*. GMIB

Assume the contract owner is a 75 year old male who elected the GMIB at contract issue. Further assume the GMIB benefit base is $100,000 and the account value fell to zero, either due to a withdrawal that was not an Excess withdrawal or due to a deduction of charges. If the no lapse guarantee remains in effect, the contract owner would receive one the following:

If the type of Annuity is1:	Then the annual payment amount would be:
A single life annuity	$7,764.13
A single life annuity with a maximum 10-year period certain	$6,406.96
A joint life annuity	$5,675.19
A joint life annuity with a maximum 10-year period certain	$5,561.69
(1)	These are the only annuity payout options available under the GMIB. Not all annuity payout options are available in all contract series.

In the alternative, the contract owner may elect to receive the Guaranteed Benefit Lump Sum Payment. The Guaranteed Benefit Lump Sum Payment would be equal to the following:

If the percentage of computed contract reserve is:	Then the Guaranteed Benefit Lump Sum Payment Amount would be:
50%	$35,397.46
60%	$42,476.95
70%	$49,556.45
80%	$56,635.94
90%	$63,715.43

Example 2*. GWBL — with no guaranteed minimum or enhanced death benefit

Assume the contract owner is a 75 year old male who elected the GWBL at contract issue. Also assume the contract has no guaranteed minimum or enhanced death benefit. Further assume the GWBL benefit base is $100,000 and the account value fell to zero, either due to a withdrawal that was not an Excess withdrawal or due to a deduction of charges. The contract owner would receive one the following:

If the Applicable percentage is:	Then the Guaranteed annual withdrawal amount (GAWA) would be:
4.0%	$4,000.00
5.0%	$5,000.00
6.0%	$6,000.00

In the alternative, the contract owner may elect to receive the Guaranteed Benefit Lump Sum Payment. The Guaranteed Benefit Lump Sum Payment would be equal to the following:

If the percentage of computed contract reserve is:	And the GAWA is $4,000: Then the Guaranteed Benefit Lump Sum Payment Amount would be:	And the GAWA is $5,000: Then the Guaranteed Benefit Lump Sum Payment Amount would be:	And the GAWA is $6,000: Then the Guaranteed Benefit Lump Sum Payment Amount would be:
50%	$19,025.75	$23,782.19	$28,538.63
60%	$22,830.90	$28,538.63	$34,246.36
70%	$26,636.05	$33,295.07	$39,954.08
80%	$30,441.20	$38,051.51	$45,661.81
90%	$34,246.36	$42,807.94	$51,369.53

XI-1

Example 3*. GWBL — with a guaranteed minimum or enhanced death benefit

Assume the same facts in Example 2 above; except that the contract includes a $100,000 guaranteed minimum or enhanced death benefit at the time the account value fell to zero.

If the Applicable percentage is:	Then the Guaranteed annual withdrawal amount (GAWA) would be:
4.0%	$4,000.00
5.0%	$5,000.00
6.0%	$6,000.00

In the alternative, the contract owner may elect to receive the Guaranteed Benefit Lump Sum Payment. The Guaranteed Benefit Lump Sum Payment would be equal to the following:

If the percentage of computed contract reserve is:	And the GAWA is $4,000: Then the Guaranteed Benefit Lump Sum Payment Amount would be:	And the GAWA is $5,000: Then the Guaranteed Benefit Lump Sum Payment Amount would be:	And the GAWA is $6,000: Then the Guaranteed Benefit Lump Sum Payment Amount would be:
50%	$31,602.39	$35,561.38	$39,341.92
60%	$37,922.87	$42,673.65	$47,210.30
70%	$44,243.34	$49,785.93	$55,078.69
80%	$50,563.82	$56,898.20	$62,947.07
90%	$56,884.30	$64,010.48	$70,815.46
*

These examples are hypothetical and are the result of a significant number of actuarial calculations using multiple market scenarios and many years of future projections. Examples 2 and 3 do not reflect GAWA payments made on a joint life basis. GAWA Payments made on a joint life basis would be lower. In addition, Examples 2 and 3 do not reflect reductions for any annual payments under a Customized payment plan or Maximum payment plan made since the account value fell to zero. The results are for illustrative purposes and are not intended to represent your particular situation. Your guaranteed annual payments or Guaranteed Benefit Lump Sum Payment amount may be higher or lower than the amounts shown.

XI-2

Appendix XII: New Guaranteed Withdrawal Benefit for Life

The information in this appendix is only applicable to contract holders who received and accepted an offer (the Conversion option) to convert their Guaranteed minimum income benefit into a guaranteed withdrawal benefit for life (New GWBL).

When you elected the Conversion option, we converted your Guaranteed minimum income benefit (the GMIB) into the New GWBL in return for terminating your GMIB and Guaranteed minimum death benefit (the GMDB) and accepting a modified death benefit (the Modified DB). The New GWBL and Modified DB are described below.

New Guaranteed withdrawal benefit for life

The New GWBL guarantees that you can take withdrawals up to a maximum amount per year (your “Guaranteed annual withdrawal amount”) without reducing your New GWBL benefit base. The New GWBL is currently only available to those owners who were eligible for and elected the Guaranteed Minimum Income Benefit to Guaranteed Withdrawal Benefit for Life Conversion Option. You may take withdrawals by electing one of our automated payment plans or by taking partial withdrawals. All withdrawals reduce your account value and may reduce your Modified DB. The restrictions on your choice of variable investment options due to your previous election of the GMIB will continue to apply after you convert to the New GWBL.

Please note:

•

If you plan to take withdrawals in excess of your Guaranteed annual withdrawal amount, those withdrawals may significantly reduce or eliminate the value of the benefit (see “Effect of New GWBL Excess withdrawals” below).

•	If you are using your contract to fund a charitable remainder trust, you will have to take certain distribution amounts. Those distributions may adversely impact the benefit.

For traditional IRA contracts, you may take your lifetime required minimum distributions (“RMDs”) without losing the value of the New GWBL benefit, provided you comply with the conditions described under “Lifetime required minimum distribution withdrawals” in “Effect of New GWBL Excess withdrawals” below, including utilizing our Automatic RMD service. If you do not expect to comply with these conditions, this benefit may have limited usefulness for you and you should consider whether it is appropriate. Please consult your tax adviser.

New GWBL benefit base

Your initial “New GWBL benefit base” is determined as of the Effective Date and will be equal to your GMIB benefit base as of that date.

If you decide to defer taking withdrawals, your New GWBL benefit base will roll up daily (the “GWBL Roll-Up”) at the same annual Roll-Up rate that applied to your GMIB benefit base prior to the Effective Date, until the earlier of the date of your first withdrawal or the contract date anniversary following the owner (or annuitant, depending on your contract) reaching age 85. Once you take your first withdrawal or beginning on the contract date anniversary following age 85, your New GWBL benefit base will no longer roll up.

Your New GWBL benefit base is not reduced by withdrawals, except those withdrawals that cause total withdrawals in a contract year to exceed your Guaranteed annual withdrawal amount (“New GWBL Excess withdrawal”). See “Effect of New GWBL Excess withdrawals” below.

Guaranteed annual withdrawal amount

Your initial Guaranteed annual withdrawal amount is equal to a percentage (the “New GWBL withdrawal percentage”) of your GMIB benefit base on the contract date anniversary prior to your acceptance of the conversion option.

Any withdrawals taken during the contract year in which you convert to the New GWBL but prior to the date your conversion option election becomes effective will count towards your initial Guaranteed annual withdrawal amount. This means that if the sum of those withdrawals exceeds your initial Guaranteed annual withdrawal amount, any withdrawals you take prior to your next contract date anniversary will be New GWBL Excess withdrawals.

In each subsequent contract year, your Guaranteed annual withdrawal amount is recalculated on your contract date anniversary, and is equal to the New GWBL withdrawal percentage of your New GWBL benefit base on that date.

XII-1

The New GWBL withdrawal percentage that will apply to your contract will be two percentage points higher than the annual Roll-Up rate we currently apply to your GMIB benefit base. If your GMIB annual Roll-Up rate is 6.0%, your New GWBL withdrawal percentage will be 8.0%.

Beginning with the contract year following the year in which you elect the conversion option, the Guaranteed annual withdrawal amount is guaranteed never to decrease for each year in which your account value does not fall to zero and there are no New GWBL Excess withdrawals. We will also recalculate your Guaranteed annual withdrawal amount as of the date of any New GWBL Excess withdrawal, as described in “Effect of New GWBL excess withdrawals” below.

Your Guaranteed annual withdrawals are not cumulative from year to year. If you withdraw less than the Guaranteed annual withdrawal amount in any contract year, you may not add the remainder to your Guaranteed annual withdrawal amount in any subsequent year. The minimum withdrawal amount is generally $300.

Withdrawals will be taken pro rata from your investment options. See “How withdrawals are taken from your account value” in the “Accessing your money” section for more information.

The withdrawal charge, if applicable under your contract, is waived upon conversion to the New GWBL for all withdrawals going forward.

GWBL Roll-Up

By electing the New GWBL, you are eligible for the GWBL Roll-Up, whereby we will increase your benefit base by a percentage of your benefit base that is equal to the annual GMIB Roll-Up rate that applied to your GMIB. (Investment options that rolled up at 3.0% for purposes of calculating your GMIB benefit base will continue to do so for purposes of calculating your New GWBL benefit base.) The GWBL Roll-Up is calculated and added to your New GWBL benefit base each day until you make a withdrawal from your contract. Once you make a withdrawal, the GWBL Roll-Up will no longer apply. The GWBL Roll-Up will also no longer apply after the contract date anniversary following your 85th birthday, even if you have never taken a withdrawal.

Effect of New GWBL Excess withdrawals

A New GWBL Excess withdrawal is caused when you withdraw more than your Guaranteed annual withdrawal amount in any contract year. Once a withdrawal causes cumulative withdrawals in a contract year to exceed your Guaranteed annual withdrawal amount, the portion of that withdrawal that exceeds the Guaranteed annual withdrawal amount and the entire amount of each subsequent withdrawal in that contract year are considered New GWBL Excess withdrawals.

A New GWBL Excess withdrawal can cause a significant reduction in both your New GWBL benefit base and your Guaranteed annual withdrawal amount. If you make a New GWBL Excess withdrawal, we will recalculate your New GWBL benefit base and the Guaranteed annual withdrawal amount, as follows:

•

The New GWBL benefit base is reduced pro rata by the portion of withdrawal that exceeds the Guaranteed annual withdrawal amount as of the date of the New GWBL Excess withdrawal. Reduction on a pro rata basis means that we calculate the percentage of your current account value that is being withdrawn and we reduce the benefit base by the same percentage (as shown in the example below).

•	On your next contract date anniversary, your Guaranteed annual withdrawal amount is recalculated to equal the New GWBL withdrawal percentage multiplied by the recalculated New GWBL benefit base.

Please note that withdrawals in excess of your Guaranteed annual withdrawal amount may significantly reduce or eliminate the value of the New GWBL. If your account value is less than your New GWBL benefit base (due, for example, to negative market performance), a New GWBL Excess withdrawal, even one that is only slightly more than your Guaranteed annual withdrawal amount, can significantly reduce your New GWBL benefit base and the Guaranteed annual withdrawal amount.

Example: Assume your New GWBL benefit base is $100,000, your New GWBL withdrawal percentage is 8.0% and your account value is $80,000 when you decide to begin taking withdrawals at age 65. Your Guaranteed annual withdrawal amount is equal to $8,000 (8.0% of $100,000). If you take an initial withdrawal of $12,000:

•	$8,000 of this withdrawal represents your Guaranteed annual withdrawal amount.

•

$4,000 of this withdrawal is a New GWBL Excess withdrawal, which is equal to 5.0% of your account value of $80,000 immediately prior to the withdrawal. Your New GWBL benefit base is immediately reduced by $5,000 ($100,000 x 5.0%) to $95,000. In addition, your Guaranteed annual withdrawal amount beginning in the next contract year is reduced to $7,600 (8.0% x $95,000), instead of the original $8,000.

You should note that a New GWBL Excess withdrawal that reduces your account value to zero terminates the contract, including all benefits, without value. See “Effect of your account value falling to zero” later in this section.

XII-2

Lifetime required minimum distribution withdrawals. In general, if you participate in our Automatic RMD service, an automatic withdrawal under that program will not cause a New GWBL Excess withdrawal, even if it exceeds your Guaranteed annual withdrawal amount.

If you elect either the Maximum payment plan or the Customized payment plan AND our Automatic RMD service, we will make an extra payment, if necessary, on each December 1st that will equal your lifetime required minimum distribution less all payments made through November 30th and any scheduled December payment. The combined automatic plan payments and lifetime required minimum distribution payment will not be treated as New GWBL Excess withdrawals, if applicable. However, if you take any partial withdrawals in addition to your lifetime required minimum distribution and automatic payment plan payments, your applicable automatic payment plan will be terminated. Also, the partial withdrawal may cause an New GWBL Excess withdrawal. You may enroll in the plan again at any time, but the scheduled payments will not resume until the next contract date anniversary. Further, your New GWBL benefit base and Guaranteed annual withdrawal amount may be reduced as described above.

If you elect our Automatic RMD service and elect to take your Guaranteed annual withdrawal amount in partial withdrawals without electing one of our available automatic payment plans, we will make a payment, if necessary, on each December 1st that will equal your required minimum distribution less all withdrawals made through November 30th. If prior to December 1st you make a partial withdrawal that exceeds your Guaranteed annual withdrawal amount, but not your RMD amount, that partial withdrawal will be treated as a New GWBL Excess withdrawal, as well as any subsequent partial withdrawals made during the same contract year. However, if by December 1st your withdrawals have not exceeded your RMD amount, the RMD payment we make to you will not be treated as a New GWBL Excess withdrawal.

Effect of your account value falling to zero

If your account value falls to zero due to a New GWBL Excess withdrawal, we will terminate your contract and you will receive no further payments or benefits. If a New GWBL Excess withdrawal results in a withdrawal that equals more than 90% of your cash value or reduces your cash value to less than $500, we will treat your request as a surrender of your contract even if your GWBL benefit base is greater than zero, and you will receive no further payments or benefits.

If your account value falls to zero, either due to a withdrawal or surrender that is not a New GWBL Excess withdrawal, your contract will terminate and you will be issued and receive annual payments under a supplementary life annuity contract, beginning on your next contract date anniversary. The amount of these payments will be based on your (or the younger spouse’s, if applicable) age on the date the account value fell to zero, your New GWBL benefit base and the applicable annuity purchase factor. The annuity purchase factors are specified in your New GWBL contract endorsement, and are lower than the New GWBL percentage used for calculating your Guaranteed annual withdrawal amount.

Your supplementary life annuity contract will be automatically established as a Single life benefit contract. You can convert to a Joint life benefit contract by contacting us and adding a joint owner to the supplementary life annuity contract in writing any time before the later of the first payment is made or 30 days after the account value reached zero.

When the supplementary life annuity contract is issued, the owner of record under this contract will be the owner under the supplementary life annuity contract. The owner will also become the annuitant under the supplementary life annuity contract. Any joint owner under this contract will become the joint annuitant under the supplementary life annuity contract. If this contract is owned by a non-natural owner, the annuitant and joint annuitant, if applicable, generally remain the same under the supplementary life annuity contract.

If you were taking withdrawals through a “Maximum payment plan” or “Customized payment plan”, your payment frequency will remain unchanged using the new payment amount. Any remaining balance of your new annual payment amount for the current contract year will be paid in a lump sum, and then your new payments will continue at the same frequency on your next contract date anniversary. If you were taking unscheduled partial withdrawals, we will pay any remaining balance of your new annual payment amount for the current contract year in a lump sum, and then continue your new payments on your next contract date anniversary.

At our discretion, we may make the Lump Sum Payment Option available to you if your account value falls to zero for any reason other than a New GWBL Excess withdrawal. If we make this option available to you, we will notify you and the lump sum will be paid only if you elect that option. See “Guaranteed Benefit Lump Sum Payment Option” in the “Contract features and benefits” section for more information.

Annuitization and Maturity Date

If you decide to annuitize your contract prior to your account value going to zero, we will apply the higher of (i) the current annuity purchase factors or (ii) the guaranteed annuity purchase factors specified in your contract to your account value to determine your periodic payments.

XII-3

Your contract has a maturity date, which is the contract date anniversary following your 95th birthday (or 90th birthday if you purchased your contract in New York). If your account value is greater than zero on the maturity date, your contract will terminate and a supplementary life annuity contract will be issued and your annual lifetime payments will begin on your next contract date anniversary and will continue until your death or your surviving spouse’s death, if applicable. The amount of these payments will be based your New GWBL benefit base on the maturity date and the applicable annuity purchase factor specified in your New GWBL contract endorsement (which is lower than the New GWBL percentage used for calculating your Guaranteed annual withdrawal amount) or the current annuity purchase factor, whichever is higher.

New Guaranteed withdrawal benefit for life charge

We deduct a charge for New GWBL benefit annually as a percentage of your New GWBL benefit base on each contract date anniversary. The charge is established on the Effective Date and is equal to the GMIB charge on the Effective Date applied to your New GWBL benefit base. We will deduct this charge from your value in the permitted variable investment options and the guaranteed interest option on a pro rata basis.

If the contract is surrendered or annuitized or a death benefit is paid on a date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year.

Other important considerations

•	This benefit is not appropriate if you do not intend to take withdrawals prior to annuitization.

•

Withdrawals are not considered as annuity payments for tax purposes, and may be subject to an additional 10% Federal income tax penalty if they are taken before age 59 1/2 unless you qualify for an exception. See in the “Tax information” section for more information.

•	All withdrawals reduce your account value and may reduce your Modified DB. See “Modified death benefit” below for more information.

•	The New GWBL benefit terminates if the contract is continued under the beneficiary continuation option. See “Benefit continuation option” in the “Payment of death benefit” section.

•

If you elect the New GWBL on a Joint life basis and subsequently get divorced, your divorce will not automatically terminate the contract. For both Joint life and Single life contracts, it is possible that the terms of your divorce decree could significantly reduce or completely eliminate the value of this benefit. Any withdrawal made for the purpose of creating another contract for your ex-spouse will reduce the benefit base(s) as described in “Effect of New GWBL Excess withdrawals” above, even if pursuant to a divorce decree.

Modified death benefit

If you convert your GMIB, your GMDB will no longer be in effect and will be replaced by the “Modified DB”. The value of your GMDB benefit base on the Effective Date will become your Modified DB benefit base. The Modified DB benefit base will not increase, even if you defer taking withdrawals under the New GWBL, and will be reduced as follows:

•

If you had a “Greater of” GMDB, until age 85 your Modified DB benefit base (i) will not be reduced by withdrawals you make up to the amount of your Guaranteed annual withdrawal amount; and (ii) will be reduced on a pro rata basis by the amount of any New GWBL Excess withdrawal. Beginning in the contract year in which you turn 85, your Modified DB benefit base will be reduced (i) on a dollar-for-dollar basis by withdrawals you make up to the amount of your Guaranteed annual withdrawal amount; and (ii) on a pro rata basis by the amount of any New GWBL Excess withdrawal.

“Reduction on a pro rata basis” means that we calculate the percentage of your account value that is being withdrawn in excess of your Guaranteed annual withdrawal amount, and we reduce your Modified DB benefit base by that percentage. For example, assume your account value is $60,000, your Modified DB benefit base is $100,000 and your Guaranteed annual withdrawal amount is $8,000. If you withdraw $11,000, the $3,000 excess portion of that withdrawal represents 5.0% of your account value and will reduce your Modified DB benefit base benefit by 5.0%, or $5,000, to $95,000.

•	If you had the Standard or Annual Ratchet to age 85 death benefit, your death benefit will be reduced on a pro rata basis by any withdrawals you make.

The death benefit is equal to: (i) your account value (without adjustment for any otherwise applicable market value adjustment but adjusted for any pro rata optional benefit charges) as of the date we receive satisfactory proof of death, any required instructions for method of payment, information and forms necessary to effect payment, or (ii) the Modified DB benefit base amount on the date of the owner’s death (adjusted for any subsequent withdrawals), whichever provides a higher amount.

XII-4

Modified DB charge

The percentage charge you will pay for the Modified DB is as follows:

•

If you previously had the “Greater of” 6% (or 4%, if applicable) Roll-Up to age 85 GMDB for which you paid a charge of 0.80%, you will pay a reduced annual charge of 0.55% for the Modified DB beginning on your next contract date anniversary.

•

If you previously had the “Greater of” 6% (or 4%, if applicable) Roll-Up to age 85 GMDB for which you paid a charge of 0.65%, you will pay a reduced annual charge of 0.40% for the Modified DB beginning on your next contract date anniversary.

•

If you previously had the “Greater of” 6% (or 4%, if applicable) Roll-Up to age 85 GMDB for which you paid a charge of 0.60%, you will pay a reduced annual charge of 0.35% for the Modified DB beginning on your next contract date anniversary.

•	If you previously had the Annual Ratchet to age 85 death benefit, you will continue to pay the same annual charge of 0.25% for the Modified DB.

•	If you previously had the Standard death benefit (for which there is no charge), there is no annual charge for the Modified DB.

New GWBL and Modified Death Benefit termination

The New GWBL and Modified DB will automatically terminate if: (i) a New GWBL Excess withdrawal reduces your account value to zero, (ii) the contract is continued under the beneficiary continuation option, if applicable, (iii) all amounts under the contract are applied to an annuity benefit, (iv) except as provided below, you change the owner of the contract, (v) you make an assignment of the contract, (vi) termination is required by an endorsement to your contract, or (vii) the contract terminates for any other reason. The New GWBL and Modified DB will not terminate if either of the following occurs:

•

If the contract is owned by a non-natural owner and the owner is changed to an individual, the New GWBL and Modified DB will not terminate and the contract’s benefits will continue to be determined by the annuitant, or joint annuitant, as applicable, at the time of ownership change.

•

If the contract is owned by an individual, and the owner is changed to a trust and the beneficial owner(s) remains the former owner or his or her family members, the New GWBL and Modified DB will not terminate and the contract’s benefits continue to be determined by the original owner.

XII-5

Statement of additional information

Page

The Company	2

Unit Values	2

Custodian	2

Independent Registered Public Accounting Firm	2

Distribution of the Contracts	2

Financial Statements	2

Condensed Financial Information	Appendix I

How to obtain an Accumulator® Series Statement of Additional Information for Separate Account No. 49

Send this request form to:

Retirement Service Solutions

P.O. Box 1547

Secaucus, NJ 07096-1547

Please send me an Accumulator® Series SAI for Separate Account No. 49 dated May 1, 2020.

Name

Address
City	State	Zip

Accumulator ‘02/’04, ‘06/’06.5, ‘07/’07.5, 8.0/8.2/8.3, 9.0 All #825635

The Accumulator® Series

A combination variable and fixed deferred annuity contract

Prospectus dated May 1, 2020

Please read and keep this Prospectus for future reference. It contains important information that you should know before taking any action under your contract. This Prospectus supersedes all prior Prospectuses and supplements. You should read the prospectuses for each Trust, which contain important information about the portfolios.

What is the Accumulator® Series?

The Accumulator® Series are deferred annuity contracts issued by Equitable Financial Life Insurance Company (the “Company”, “we”, “our” and “us”), formerly AXA Equitable Life Insurance Company. The series consists of Accumulator®, Accumulator® PlusSM, Accumulator® EliteSM, and Accumulator® SelectSM. The contracts provide for the accumulation of retirement savings and for income. The contracts offer income and death benefit protection as well. They also offer a number of payout options. You invest to accumulate value on a tax-deferred basis in one or more of our variable investment options, the guaranteed interest option, fixed maturity options or the account for special dollar cost averaging* (“investment options”).

This Prospectus is a disclosure document and describes all of the contract’s material features, benefits, rights and obligations, as well as other information. The description of the contract’s material provisions in this Prospectus is current as of the date of this Prospectus. If certain material provisions under the contract are changed after the date of this Prospectus in accordance with the contract, those changes will be described in a supplement to this Prospectus. You should carefully read this Prospectus in conjunction with any applicable supplements. The contract should also be read carefully.

With limited exceptions, we no longer accept contributions to the contracts. We currently continue to accept contributions to: (i) QP contracts; and (ii) all contracts, except TSA contracts, issued in the state of Maryland. References to contributions in this Prospectus are for the benefit of contract owners currently eligible to continue making contributions to the contracts.

Certain features and benefits described in this Prospectus may vary in your state; all features and benefits may not be available in all contracts, in all states or from all selling broker-dealers. Please see Appendix VIII later in this Prospectus for more information on state availability and/or variations of certain features and benefits. All optional features and benefits described in this Prospectus may not have been available at the time you purchased the contract. We have the right to restrict availability of any optional feature or benefit. In addition, not all optional features and benefits may be available in combination with other optional features and benefits. We can refuse to accept any contribution from you at any time, including after you purchase the contract.

Variable investment options

•	1290 VT GAMCO Mergers & Acquisitions
•	1290 VT GAMCO Small Company Value
•	1290 VT SmartBeta Equity(1)
•	1290 VT Socially Responsible
•	EQ/400 Managed Volatility
•	EQ/2000 Managed Volatility
•	EQ/AB Short Duration Government Bond
•	EQ/AB Small Cap Growth
•	EQ/Aggressive Allocation
•	EQ/Aggressive Growth Strategy(1)

*	The account for special dollar cost averaging is only available with Accumulator® and Accumulator® EliteSM contracts.
•	EQ/ClearBridge Select Equity Managed Volatility
•	EQ/Common Stock Index
•	EQ/Conservative Allocation
•	EQ/Conservative-Plus Allocation
•	EQ/Core Bond Index
•	EQ/Equity 500 Index
•	EQ/Franklin Balanced Managed Volatility
•	EQ/Franklin Small Cap Value Managed Volatility
•	EQ/Global Equity Managed Volatility
•	EQ/Intermediate Government Bond
•	EQ/International Core Managed Volatility
•	EQ/International Equity Index
•	EQ/International Value Managed Volatility
•	EQ/Janus Enterprise
•	EQ/Large Cap Core Managed Volatility
•	EQ/Large Cap Growth Index
•	EQ/Large Cap Growth Managed Volatility
•	EQ/Large Cap Value Index
•	EQ/Large Cap Value Managed Volatility
•	EQ/Mid Cap Index
•	EQ/Mid Cap Value Managed Volatility
•	EQ/Moderate Allocation
•	EQ/Moderate-Plus Allocation
•	EQ/Money Market
•	EQ/Quality Bond Plus
•	EQ/Small Company Index
•	Multimanager Technology

(1)

This is the surviving variable investment option of a Portfolio merger. Please see “Portfolios of the Trust” later in this prospectus for the name of the acquired variable investment option which may continue to be used in certain documents for a period of time after the date of this prospectus.

You may allocate amounts to any of the variable investment options. At any time, we have the right to limit or terminate your contributions. Each variable investment option is a subaccount of Separate Account No. 49. Each variable investment option, in turn, invests in a corresponding securities Portfolio (“Portfolio”) of EQ Premier VIP Trust or EQ Advisors Trust (the “Trusts”). Your investment results in a variable investment option will depend on the investment performance of the related Portfolio.

You may also allocate amounts to the guaranteed interest option and the fixed maturity option, and the account for special dollar cost averaging, which are discussed later in this Prospectus.

Types of contracts.   Contracts were offered for use as:

•	A nonqualified annuity (“NQ”) for after-tax contributions only.

•	An individual retirement annuity (“IRA”), either traditional IRA (“Rollover IRA” or “Flexible Premium IRA”) or Roth IRA (“Roth Conversion IRA” or “Flexible Premium Roth IRA” ).

•	Traditional and Roth inherited IRA beneficiary continuation contract (“Inherited IRA”) (direct transfer contributions only).

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense. The contracts are not insured by the FDIC or any other agency. They are not deposits or other obligations of any bank and are not bank guaranteed. They are subject to investment risks and possible loss of principal.

‘02/’04 All
#814779

•	An annuity that is an investment vehicle for a qualified defined contribution plan (“QP”) (Rollover and direct transfer contributions only).

•

An Internal Revenue Code Section 403(b) Tax-Sheltered Annuity (“TSA”) — (“Rollover TSA”) (Rollover and direct transfer contributions only; employer or plan approval required). We no longer accept contributions to TSA contracts.

Not all types of contracts are available with each version of the Accumulator® Series contracts. See “Rules regarding contributions to your contract” in Appendix XI for more information.

Registration statements relating to this offering have been filed with the SEC. The statement of additional information (“SAI”) dated May 1, 2020, is part of the registration statement. The SAI is available free of charge. You may request one by writing to our processing office at P.O. Box 1547, Secaucus, NJ 07096-1547 or calling 1-800-789-7771. The SAI is incorporated by this reference into this Prospectus. This Prospectus and the SAI can also be obtained from the SEC’s website at www.sec.gov. The table of contents for the SAI appears at the back of this Prospectus.

The contract is no longer available for new purchasers. These versions of the Accumulator® series contracts are no longer being sold. This Prospectus is designed for current contract owners. In addition to the possible state variations noted above, you should note that your contract features and charges may vary depending on the date on which you purchased your contract. For more information about the particular features, charges and options applicable to you, please contact your financial professional or refer to your contract, as well as review Appendix IX later in this Prospectus for contract variation information and timing. You may not change your contract or its features as issued.

Electronic delivery of shareholder reports (pursuant to Rule 30e-3). Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the shareholder reports for portfolio companies available under your contract will no longer be sent by mail, unless you specifically request paper copies of the reports from the Company or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications electronically from the Company by calling 1-800-789-7771 or by calling your financial intermediary.

You may elect to receive all future reports in paper free of charge. You can inform the Company or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling 1-877-522-5035, by sending an email request to EquitableFunds@dfinsolutions.com, or by calling your financial intermediary. Your election to receive reports in paper will apply to all portfolio companies available under your contract.

Contents of this Prospectus

When we address the reader of this Prospectus with words such as “you“ and “your,“ we mean the person who has the right or responsibility that the Prospectus is discussing at that point. This is usually the contract owner.

When we use the word “contract“ it also includes certificates that are issued under group contracts in some states.

3

3. Transferring your money among investment options	50
Transferring your account value	50
Our administrative procedures for calculating your Roll-Up benefit base following a transfer	50
Disruptive transfer activity	51
Rebalancing your account value	52

4. Accessing your money	54
Withdrawing your account value	54
How withdrawals are taken from your account value	57
How withdrawals (and transfers out of the Special 10 year fixed maturity option) affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Guaranteed principal benefit option 2	58
How withdrawals affect Principal ProtectorSM	59
Withdrawals treated as surrenders	59
Loans under Rollover TSA contracts	59
Surrendering your contract to receive its cash value	60
When to expect payments	61
Signature guarantee	61
Your annuity payout options	61

5. Charges and expenses	64
Charges that the Company deducts	64
Charges that the Trusts deduct	69
Group or sponsored arrangements	69
Other distribution arrangements	70

6. Payment of death benefit	71
Your beneficiary and payment of benefit	71
How death benefit payment is made	72
Beneficiary continuation option	74

7. Tax information	79
Overview	79
CARES Act	79
Contracts that fund a retirement arrangement	79
Transfers among investment options	79
Taxation of nonqualified annuities	79
Individual retirement arrangements (IRAs)	82
Traditional individual retirement annuities (traditional IRAs)	83
Roth individual retirement annuities (Roth IRAs)	88
Tax withholding and information reporting	91
Special rules for contracts funding qualified plans	92
Impact of taxes to the Company	92

8. More information	93
About Separate Account No. 49	93
About the Trusts	93

I	—	Condensed financial information	I-1

II	—	Purchase considerations for QP contracts	II-1

III	—	Market value adjustment example	III-1

IV	—	Enhanced death benefit example	IV-1

V	—	Hypothetical Illustrations	V-1

VI	—	Guaranteed principal benefit example	VI-1

VII	—	Protection PlusSM example	VII-1

VIII	—	State contract availability and/or variations of certain features and benefits	VIII-1

IX	—	Contract Variations	IX-1

X	—	Tax-sheltered annuity contracts (TSAs)	X-1

XI	—	Rules regarding contributions to your contract	XI-1

XII	—	Guaranteed benefit lump sum payment option hypothetical Illustration	XII-1

XIII	—	New Guaranteed withdrawal Benefit for Life	XIII-1

Statement of additional information Table of contents

4

Index of key words and phrases

This index should help you locate more information on the terms used in this Prospectus.

Page

6% Roll-Up to age 85 enhanced death benefit	33
12 month dollar cost averaging	30
account for special dollar cost averaging	27
account value	48
administrative charge	65
annual administrative charge	65
Annual Ratchet to age 85 enhanced death benefit	33, 34
annuitant	17
annuitization	61
annuity maturity date	63
annuity payout options	61
annuity purchase factors	35
automatic investment program	95
beneficiary	71
Beneficiary continuation option (“BCO”)	74
benefit base	96
business day	96
cash value	48
charges for state premium and other applicable taxes	69
contract date	18
contract date anniversary	18
contract year	18
Contributions to Roth IRAs	88
regular contributions	89
rollovers and transfers	89
conversion contributions	89
contributions to traditional IRAs	83
regular contributions	83
rollovers and direct transfers	84
credit	32
disability, terminal illness or confinement to nursing home	66
disruptive transfer activity	51
distribution charge	65
ERISA	70
Fixed-dollar option	31
fixed maturity options	26
free look	47
free withdrawal amount	66
general account	95
General dollar cost averaging	31
guaranteed interest option	26
Guaranteed minimum death benefit	38
Guaranteed minimum death benefit and Guaranteed minimum income benefit base	33
Guaranteed minimum death benefit charge	67
Guaranteed minimum death benefit/guaranteed minimum income benefit roll-up benefit base reset option	34
Guaranteed minimum income benefit	35

Page

Guaranteed minimum income benefit “no lapse guarantee”	36
Guaranteed minimum income benefit charge	35
Guaranteed principal benefits	28
Inherited IRA	1, 45
IRA	1, 82
IRS	79
Investment options	1
Investment simplifier	31
lifetime required minimum distribution withdrawals	57
loan reserve account	60
loans under Rollover TSA	59
market adjusted amount	26
market value adjustment	27
market timing	51
maturity dates	27
maturity value	27
Mortality and expense risks charge	64
NQ	1
Online Account Access	8
Optional step up charge	69
partial withdrawals	55
Portfolio	1
Principal assurance	28
processing office	2
Principal ProtectorSM	41
Principal ProtectorSM charge	69
Protection PlusSM	39
Protection PlusSM charge	68
QP	1
rate to maturity	26
Rebalancing	52
Rollover IRA	1
Rollover TSA	1
Roth Conversion IRA	1
Roth IRA	1, 89
SAI	2
SEC	1
self-directed allocation	28
Separate Account No. 49	93
Special dollar cost averaging	30
Spousal protection	74
Standard death benefit	33
substantially equal withdrawals	56
Successor owner and annuitant	72
systematic withdrawals	55
TSA	1
traditional IRA	83
Trusts	1, 93
unit	48
variable investment options	1, 18
wire transmittals and electronic applications	95
withdrawal charge	65

5

To make this Prospectus easier to read, we sometimes use different words than in the contract or supplemental materials. This is illustrated below. Although we use different words, they have the same meaning in this Prospectus as in the contract or supplemental materials. Also, depending on when you purchased your contract, some of these may not apply to you or may be named differently under your contract. Your financial professional can provide further explanation about your contract or supplemental materials.

Prospectus	Contract or Supplemental Materials
fixed maturity options	Guarantee Periods (Guaranteed Fixed Interest Accounts in supplemental materials)

variable investment options	Investment Funds

account value	Annuity Account Value

rate to maturity	Guaranteed Rates

Unit	Accumulation Unit

Guaranteed minimum death benefit	Guaranteed death benefit

Guaranteed minimum income benefit	Guaranteed Income Benefit or Living Benefit

guaranteed interest option	Guaranteed Interest Account

Principal ProtectorSM	Guaranteed withdrawal benefit

GWB benefit base	Principal ProtectorSM benefit base

GWB Annual withdrawal amount	Principal ProtectorSM Annual withdrawal amount

GWB Annual withdrawal option	Principal ProtectorSM Annual withdrawal option

GWB Excess withdrawal	Principal ProtectorSM Excess withdrawal

6

The Company

We are Equitable Financial Life Insurance Company, a New York stock life insurance corporation. We have been doing business since 1859. The Company is an indirect wholly owned subsidiary of Equitable Holdings, Inc. No other company has any legal responsibility to pay amounts that the Company owes under the contracts. The Company is solely responsible for paying all amounts owed to you under your contract.

Equitable Holdings, Inc. and its consolidated subsidiaries managed approximately $734.4 billion in assets as of December 31, 2019. For more than 160 years the Company has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.

7

How to reach us

Please communicate with us at the mailing addresses listed below for the purposes described. You can also use our Online Account Access system to access information about your account and to complete certain requests through the Internet. Certain methods of contacting us, such as by telephone or electronically, may be unavailable, delayed or discontinued. For example, our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing. In addition, the level and type of service available may be restricted based on criteria established by us. In order to avoid delays in processing, please send your correspondence and check to the appropriate location, as follows:

For correspondence with checks:

For contributions sent by regular mail:

Retirement Service Solutions

P.O. Box 1577

Secaucus, NJ 07096-1577

For contributions sent by express delivery:

Retirement Service Solutions

500 Plaza Drive, 6th Floor

Secaucus, NJ 07094

For correspondence without checks:

For all other communications (e.g., requests for transfers, withdrawals, or required notices) sent by regular mail:

Retirement Service Solutions

P.O. Box 1547

Secaucus, NJ 07096-1547

For all other communications (e.g., requests for transfers, withdrawals, or required notices) sent by express delivery:

Retirement Service Solutions

500 Plaza Drive, 6th Floor

Secaucus, NJ 07094

Your correspondence will be picked up at the mailing address noted above and delivered to our processing office. Your correspondence, however, is not considered received by us until it is received at our processing office. Where this Prospectus refers to the day when we receive a contribution, request, election, notice, transfer or any other transaction request from you, we mean the day on which that item (or the last thing necessary for us to process that item) arrives in complete and proper form at our processing office or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives (1) on a day that is not a business day or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day. Our processing office is: 500 Plaza Drive, 6th Floor, Secaucus, New Jersey 07094.

Reports we provide:

•	written confirmation of financial transactions;
•	statement of your account value at the close of each calendar year and any calendar quarter in which there was a financial transaction; and

•

annual statement of your account value as of the close of the contract year, including notification of eligibility to exercise the Guaranteed minimum income benefit and/or the Roll-Up benefit base reset option.

Online Account Access system:

Online Account Access is designed to provide this information through the Internet. You can obtain information on:

•	your current account value;

•	your current allocation percentages;

•	the number of units you have in the variable investment options;

•	rates to maturity for the fixed maturity options;

•	the daily unit values for the variable investment options; and

•	performance information regarding the variable investment options.

You can also:

•	change your allocation percentages and/or transfer among the variable investment options;

•	elect to receive certain contract statements electronically;

•	enroll in, modify or cancel a rebalancing program;

•	change your address;

•	change your password; and

•	access Frequently Asked Questions and Service Forms.

Online Account Access is normally available seven days a week, 24 hours a day. You may access Online Account Access by visiting our website at www.equitable.com. Of course, for reasons beyond our control, this service may sometimes be unavailable.

We have established procedures to reasonably confirm that the instructions communicated by the Internet are genuine. For example, we will require certain personal identification information before we will act on Internet instructions and we will provide written confirmation of any transfers. If we do not employ reasonable procedures to confirm the genuineness of Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following Internet instructions we reasonably believe to be genuine.

We reserve the right to limit access to this service if we determine that you engaged in a disruptive transfer activity, such as “market timing” (see “Disruptive transfer activity” in “Transferring your money among investment options” later in this Prospectus).

8

Customer service representative:

You may also use our toll-free number (1-800-789-7771) to speak with one of our customer service representatives. Our customer service representatives are available on the following business days:

•	Monday through Thursday from 8:30 a.m. until 7:00 p.m., Eastern time.

•	Friday from 8:30 a.m. until 5:30 p.m., Eastern time.

We require that the following types of communications be on specific forms we provide for that purpose:

(1)	authorization for telephone transfers by your financial professional;

(2)	conversion of a traditional IRA to a Roth Conversion IRA or Flexible Premium Roth IRA contract;

(3)	election of the automatic investment program;

(4)	requests for loans under Rollover TSA contracts (employer or plan approval required);

(5)	spousal consent for loans under Rollover TSA contracts;

(6)	requests for withdrawals or surrenders from Rollover TSA contracts;

(7)	tax withholding elections (see withdrawal request form);

(8)	election of the beneficiary continuation option;

(9)	IRA contribution recharacterizations;

(10)	Section 1035 exchanges;

(11)	direct transfers and rollovers;

(12)	exercise of the Guaranteed minimum income benefit;

(13)

requests to reset your Roll-Up benefit base (for certain contracts with both the Guaranteed minimum income benefit and the Greater of the 6% Roll-Up to age 85 or the Annual Ratchet to age 85 enhanced death benefit);

(14)	requests to step up your Guaranteed withdrawal benefit (“GWB”) benefit base, if applicable, under the Optional step up provision;

(15)	requests to terminate or reinstate your GWB, if applicable, under the Beneficiary continuation option, if applicable;

(16)	death claims;

(17)	purchase by, or change of ownership to, a non-natural person;

(18)	change in ownership (NQ only), if available under your contract;

(19)	enrollment in our “automatic required minimum distribution (RMD) service;”

(20)	transfers into and among the investment options; and

(21)	requests for withdrawals.

We also have specific forms that we recommend you use for the following types of requests:

(1)	beneficiary changes;

(2)	contract surrender;

(3)	general dollar cost averaging (including the fixed dollar and interest sweep options);

(4)	12 month dollar cost averaging (for Accumulator® SelectSM contracts only); and

(5)	special dollar cost averaging (for Accumulator® and Accumulator® EliteSM contracts).

To cancel or change any of the following, we require written notification generally at least seven calendar days before the next scheduled transaction:

(1)	automatic investment program;

(2)	general dollar cost averaging (including the fixed dollar amount and interest sweep options);

(3)	12 month dollar cost averaging (for Accumulator® SelectSM contracts only);

(4)	special dollar cost averaging (for Accumulator® and Accumulator® EliteSM contracts);

(5)	substantially equal withdrawals;

(6)	systematic withdrawals;

(7)	the date annuity payments are to begin; and

(8)	RMD payments from inherited IRAs.

You must sign and date all these requests. Any written request that is not on one of our forms must include your name and your contract number along with adequate details about the notice you wish to give or the action you wish us to take. Some requests may be completed online; you can use our Online Account Access system to contact us and to complete such requests through the Internet. In the future, we may require that certain requests be completed online.

Signatures:

The proper person to sign forms, notices and requests would normally be the owner. If there are joint owners, both must sign.

eDelivery:

You can register to receive statements and other documents electronically. You can do so by visiting our website at www.equitable.com.

9

The Accumulator® Series at a glance — key features

(Not all of the features listed are available under all contracts or in all states.)
Four Contract Series	This Prospectus describes The Accumulator® Series contracts — Accumulator®, Accumulator® PlusSM, Accumulator® EliteSM and Accumulator® SelectSM. Each series provides for the accumulation of retirement savings and income, offers income and death benefit protection, and offers various payout options.

Each series provides a different charge structure. For details, please see the summary of the contract features below, the “Fee table” and “Charges and expenses” later in this Prospectus.

Each series is subject to different contribution rules, which are described in “Contribution amounts” later in this section and in “Rules regarding contributions to your contract” in “Appendix XI” later in this Prospectus.

The chart below shows the availability of key features under each series of the contract.

	Accumulator®	Accumulator® PlusSM	Accumulator® EliteSM	Accumulator® SelectSM
Special dollar cost averaging	Yes	No	Yes	No
Credits	No	Yes	No	No

Throughout the Prospectus, any differences among the contract series are identified.

You should work with your financial professional to decide which series of the contract may be appropriate for you based on a thorough analysis of your particular insurance needs, financial objectives, investment goals, time horizons and risk tolerance.
Professional investment management	• The Accumulator® Series variable investment options invest in different Portfolios managed by professional investment advisers.
Fixed maturity options

•   Fixed maturity options (“FMOs”) with maturities ranging from approximately 1 to 10 years (subject to availability).

•   Each fixed maturity option offers a guarantee of principal and interest rate if you hold it to maturity.

•   Special 10 year fixed maturity option (available under Guaranteed principal benefit option 2 only). The Special 10 year fixed maturity option will no longer be available upon maturity of the current Special 10 year fixed maturity option in September 2014.

If you make withdrawals or transfers from a fixed maturity option before maturity, there will be a market value adjustment due to differences in interest rates. If you withdraw or transfer only a portion of a fixed maturity amount, this may increase or decrease any value that you have left in that fixed maturity option. If you surrender your contract, a market value adjustment also applies.
Guaranteed interest option	• Principal and interest guarantees. • Interest rates set periodically.
Account for special dollar cost averaging	Available for dollar cost averaging all or a portion of any eligible contribution to your contract.
Tax considerations	• No tax on earnings inside the contract until you make withdrawals from your contract or receive annuity payments. • No tax on transfers among variable investment options inside the contract.
You should be aware that annuity contracts that were purchased as an Individual Retirement Annuity (IRA) or Tax Sheltered Annuity (TSA), or to fund an employer retirement plan (QP or Qualified Plan), do not provide tax deferral benefits beyond those already provided by the Internal Revenue Code for these types of arrangements. Before you purchased your contract, you should have considered its features and benefits beyond tax deferral, as well as its features, benefits and costs relative to any other investment that you may have chosen in connection with your retirement plan or arrangement, to determine whether it would meet your needs and goals. Depending on your personal situation, the contract’s guaranteed benefits may have limited usefulness because of required minimum distributions (“RMDs”).

10

Guaranteed minimum income benefit (or “Living Benefit”)	The Guaranteed minimum income benefit provides income protection for you during the annuitant’s life once you elect to annuitize the contract.
Principal ProtectorSM	Principal ProtectorSM is our optional Guaranteed withdrawal benefit (“GWB”), which provides for recovery of your total contributions through withdrawals, even if your account value falls to zero, provided that during each contract year, your total withdrawals do not exceed a specified amount. This feature may not have been available under your contract.

Contribution amounts	Currently, with limited exceptions, we are not accepting additional contributions to Accumulator® series contracts. We currently continue to accept contributions to: (i) QP contracts; and (ii) all contracts, except TSA contracts, issued in the state of Maryland. We no longer accept contributions to TSA contracts. Information regarding contributions in this section is for the benefit of contract owners currently eligible to continue making contributions to the contracts.
	• Initial minimum:	$10,000 ($25,000 for Accumulator® SelectSM contracts)
	• Additional minimum:	$500 (NQ, QP and Rollover TSA contracts) $100 monthly and $300 quarterly under our automatic investment program (NQ contracts) $1,000 (Inherited IRA contracts) $50 (IRA contracts)
	For Flexible Premium IRA and Flexible Premium Roth IRA contracts:
	• Initial minimum:	$2,000
	• Additional minimum:	$50

• Maximum contribution limitations apply to all contracts. For more information, please see “How you can contribute to your contract” in “Contract features and benefits” later in this Prospectus.
In general, contributions are limited to $1.5 million ($500,000 for certain owners or annuitants who are age 81 and older at contract issue). Upon advance notice to you, we may exercise certain rights we have under the contract regarding contributions, including our rights to (i) change minimum and maximum contribution requirements and limitations, and (ii) discontinue acceptance of contributions. Further, we may at any time exercise our rights to limit or terminate your contributions. Currently, with limited exceptions, we are not accepting additional contributions to Accumulator® series contracts. For more information, please see “How you can contribute to your contract” in “Contract features and benefits” later in this Prospectus.
Credit (Accumulator® PlusSM contracts only)	We allocate your contributions to your account value. We allocate a credit to your account value at the same time that we allocate your contributions. The credit will apply to additional contribution amounts only to the extent that those amounts exceed total withdrawals from the contract. The amount of credit may be up to 5% of each contribution, depending on certain factors. The credit is subject to recovery by us in certain limited circumstances. Please see Appendix IX later in this Prospectus for more information about contract variations relating to credit and credit recovery.
Access to your money

•   Partial withdrawals

•   Several withdrawal options on a periodic basis

•   Loans under Rollover TSA contracts (employer or plan approval required)

•   Contract surrender

You may incur a withdrawal charge for certain withdrawals or if you surrender your contract. You may also incur income tax and a tax penalty. Certain withdrawals will diminish the value of optional benefits.

Payout options	• Fixed annuity payout options

11

Additional features(1)

•   Guaranteed minimum death benefit options

•   Guaranteed principal benefit options (including Principal assurance)

•   Dollar cost averaging

•   Automatic investment program

•   Account value rebalancing (quarterly, semiannually, and annually)

•   Free transfers

•   Waiver of withdrawal charge for disability, terminal illness, confinement to a nursing home and certain other withdrawals

•   Protection PlusSM, an optional death benefit available under certain contracts (subject to state availability)

•   Spousal protection (not available under certain contracts)

•   Successor owner/annuitant

•   Beneficiary continuation option

•   Guaranteed minimum income benefit no lapse guarantee (available under contracts with applications that were signed and submitted on or after January 1, 2005 subject to state availability)

•   Guaranteed minimum death benefit/guaranteed minimum income benefit roll-up benefit base reset (available under contracts with applications that were signed and submitted on or after October 1, 2005 subject to state availability)

Fees and charges	Please see “Fee Table” later in this section for complete details.
Owner and annuitant issue ages	Please see “Rules regarding contributions to your contract” in “Appendix X” for owner and annuitant issue ages applicable to your contract.
Guaranteed benefit offers	From time to time, we may offer you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits. See “Guaranteed benefit offers” in “Contract features and benefits” for more information.

The table above summarizes only certain current key features and benefits of the contract. The table also summarizes certain current limitations, restrictions and exceptions to those features and benefits that we have the right to impose under the contract and that are subject to change in the future. In some cases, other limitations, restrictions and exceptions may apply. The contract may not currently be available in all states. Certain features and benefits described in this Prospectus may vary in your state; all features and benefits may not be available in all contracts, in all states or from all selling broker-dealers. Please see Appendix VIII later in this Prospectus for more information on state availability and/or variations of certain features and benefits.

For more detailed information, we urge you to read the contents of this Prospectus, as well as your contract. This Prospectus is a disclosure document and describes all of the contract’s material features, benefits, rights and obligations, as well as other information. The Prospectus should be read carefully before investing. Please feel free to speak with your financial professional, or call us, if you have any questions.

Other Contracts

We offer a variety of fixed and variable annuity contracts. They may offer features, including investment options, credits, fees and/or charges that are different from those in the contracts offered by this Prospectus. Not every contract is offered through every selling broker-dealer. Some selling broker-dealers may not offer and/or limit the offering of certain features or options, as well as limit the availability of the contracts, based on issue age or other criteria established by the selling broker-dealer. Upon request, your financial professional can show you information regarding our other annuity contracts that he or she distributes. You can also contact us to find out more about the availability of any of our annuity contracts.

You should work with your financial professional to decide whether an optional benefit is appropriate for you based on a thorough analysis of your particular insurance needs, financial objectives, investment goals, time horizons and risk tolerance.

(1)	Not all features are available under all contracts. Please see Appendix IX later in this Prospectus for more information.

12

Fee table

The following tables describe the fees and expenses that you pay when owning and surrendering the contract. Each of the charges and expenses is more fully described in “Charges and expenses” later in this Prospectus. The fees and charges shown in this section are the maximum fees and charges that a contract owner will pay. Please see your contract and/or Appendix IX later in this Prospectus for the fees and charges that apply under your contract.

All features listed below may not be currently available. See Appendix IX later in this Prospectus for more information.

The first table describes fees and expenses that you will pay at the time you surrender the contract or if you make certain withdrawals, apply your cash value to certain payout options or request special services. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply.

Charges we deduct from your account value at the time you request certain transactions
Maximum withdrawal charge as a percentage of contributions withdrawn (deducted if you surrender your contract or make certain withdrawals or apply your cash value to certain payout options).(1)	Accumulator® 7.00%	Accumulator® PlusSM 8.00%	Accumulator® EliteSM 8.00%	Accumulator® SelectSM N/A

Special services charges

• Wire transfer charge	Current and Maximum Charge:		$90

• Express mail charge	Current and Maximum Charge:		$35

• Duplicate contract charge	Current and Maximum Charge:		$35(2)

The following tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including the underlying trust portfolio fees and expenses.

Charges we deduct from your account value on each contract date anniversary
Maximum annual administrative charge(3)

If your account value on a contract date anniversary is less than $50,000(4)	$30

If your account value on a contract date anniversary is $50,000 or more	$0

Charges we deduct from your variable investment options expressed as an annual percentage of daily net assets
Separate account annual expenses:	Accumulator®	Accumulator® PlusSM	Accumulator® EliteSM	Accumulator® SelectSM

Mortality and expense risks(5)	0.75%	0.90%	1.10%	1.10%

Administrative	0.30%	0.35%	0.30%	0.25%

Distribution	0.20%	0.25%	0.25%	0.35%

Total Separate account annual expenses	1.25%	1.50%	1.65%	1.70%

Charges we deduct from your account value each year if you elect any of the following optional benefits
Guaranteed minimum death benefit charge (Calculated as a percentage of the applicable benefit base. Deducted annually(3) on each contract date anniversary for which the benefit is in effect.)

Standard death benefit	No Charge

Annual Ratchet to age 85	0.30% of the Annual Ratchet to age 85 benefit base (maximum); 0.25% (current)

6% Roll-Up to age 85	0.45% of the 6% Roll-Up to age 85 benefit base

13

Greater of 5% Roll-Up to age 85 or Annual Ratchet to age 85	0.50% of the Greater of 5% Roll-Up to age 85 benefit base or the Annual Ratchet to age 85 benefit base, as applicable

Greater of 6% Roll-Up to age 85 or Annual Ratchet to age 85	0.60% of the Greater of 6% Roll-Up to age 85 benefit base or the Annual Ratchet to age 85 benefit base, as applicable

Modified death benefit(8) (“Modified DB”)

No charge (if you previously had the Standard death benefit)

0.25% of the Annual Ratchet to age 85 benefit base (if you previously had the Annual Ratchet to age 85 death benefit)

0.35% of the Greater of 6% Roll-Up to age 85 benefit base or the Annual Ratchet to age 85 benefit base, as applicable (if you previously had the Greater of 6% Roll-Up to age 85 death benefit)

Guaranteed principal benefit charge for option 2 (Calculated as a percentage of the account value. Deducted annually(3) on the first 10 contract date anniversaries.)	0.50%
Guaranteed minimum income benefit (or “Living Benefit”) charge (Calculated as a percentage of the applicable benefit base. Deducted annually(3) on each contract date anniversary for which the benefit is in effect.)	0.65%
Protection PlusSM benefit charge (Calculated as a percentage of the account value. Deducted annually(3) on each contract date anniversary for which the benefit is in effect.)	0.35%
Principal ProtectorSM benefit charge (Calculated as a percentage of the account value. Deducted annually(3) on each contract date anniversary, provided your GWB benefit base is greater than zero.)	0.35% for the 5% GWB Annual withdrawal option
0.50% for the 7% GWB Annual withdrawal option

If you “step up” your GWB benefit base, we reserve the right to increase your charge up to:	0.60% for the 5% GWB Annual withdrawal option

0.80% for the 7% GWB Annual withdrawal option

Please see “Principal ProtectorSM” in “Contract features and benefits” for more information about this feature, including its benefit base and the Optional step up provision, and “Principal ProtectorSM charge” in “Charges and expenses,” both later in this Prospectus, for more information about when the charge applies.

New Guaranteed withdrawal benefit for life (New GWBL)(9) charge (Calculated as a percentage of the applicable benefit base. Deducted annually(10) on each contract date anniversary for which the benefit is in effect.)	The New GWBL percentage charge is the same percentage charge you previously paid for the GMIB.

Net loan interest charge — Rollover TSA contracts only (Calculated and deducted daily as a percentage of the outstanding loan amount.)	2.00%(6)

You also bear your proportionate share of all fees and expenses paid by a “Portfolio” that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses charged by any of the Portfolios that you will pay periodically during the time that you own the contract. These fees and expenses are reflected in the Portfolio’s net asset value each day. Therefore, they reduce the investment return of the Portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each Portfolio’s fees and expenses is contained in the Trust prospectus for the Portfolio.

Portfolio operating expenses expressed as an annual percentage of daily net assets
Total Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets including management fees, 12b-1 fees, service fees, and/or other expenses)(7)	Lowest 0.58%	Highest 1.38%

Notes:

(1)	Deducted upon a withdrawal of amounts in excess of the 10% free withdrawal amount, if applicable.

14

The withdrawal charge percentage we use is determined by the contract year in which you make the withdrawal or surrender your contract. For each contribution, we consider the contract year in which we receive that contribution to be “contract year 1”)

Contract Year	Accumulator®	Accumulator® PlusSM	Accumulator® EliteSM
1	7.00%	8.00%	8.00%
2	7.00%	8.00%	7.00%
3	6.00%	7.00%	6.00%
4	6.00%	7.00%	5.00%
5	5.00%	6.00%	0.00%
6	3.00%	5.00%	0.00%
7	1.00%	4.00%	0.00%
8	0.00%	3.00%	0.00%
9+	0.00%	0.00%	0.00%

(2)	This charge is currently waived. This waiver may be discontinued at any time, with or without notice.

(3)

If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the charge for that year. If you are an existing contract owner, this pro rata deduction may not apply for any optional benefit charges under your contract. See Appendix IX later in this Prospectus for more information. For Principal ProtectorSM only (if available), if the contract and benefit are continued under the Beneficiary continuation option with Principal ProtectorSM, the pro rata deduction for the Principal ProtectorSM charge is waived.

(4)	During the first two contract years this charge, if applicable, is equal to the lesser of $30 or 2% of your account value. Thereafter, if applicable, the charge is $30 for each contract year.

(5)

These charges compensate us for certain risks we assume and expenses we incur under the contract. We expect to make a profit from these charges. For Accumulator® PlusSM contracts, the charges also compensate us for the expense associated with the credit.

(6)

We charge interest on loans under Rollover TSA contracts but also credit you interest on your loan reserve account. Our net loan interest charge is determined by the excess between the interest rate we charge over the interest rate we credit. See “Loans under Rollover TSA contracts” later in this Prospectus for more information on how the loan interest is calculated and for restrictions that may apply.

(7)	“Total Annual Portfolio Operating Expenses” may be based, in part, on estimated amounts of such expenses.

(8)	Only applicable to contract holders who elected to convert their Guaranteed minimum income benefit into the New Guaranteed Benefit for Life. See Appendix XIII for more information.

(9)	Only applicable to contract holders who elected to convert their Guaranteed minimum income benefit into the New GWBL. See Appendix XIII for more information.

(10)	If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the charge for that year.

Examples

These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying trust fees and expenses (including the underlying portfolio fees and expenses).

The examples below show the expenses that a hypothetical contract owner (who has elected the Guaranteed minimum income benefit with the enhanced death benefit that provides for the greater of the 6% Roll-Up to age 85 or the Annual Ratchet to age 85 and Protection PlusSM) would pay in the situations illustrated. These examples use an average annual administrative charge based on the charges paid in the prior calendar year which results in an estimated administrative charge calculated as a percentage of contract value, as follows: Accumulator® 0.006%; Accumulator® PlusSM 0.009%; Accumulator® EliteSM 0.012%; and Accumulator® SelectSM 0.005%.

The fixed maturity options, guaranteed interest option, the 12 month dollar cost averaging program, and the account for special dollar cost averaging (if applicable under your contract) are not covered by these examples. However, the annual administrative charge, the withdrawal charge (if applicable under your contract) and the charge for any optional benefits do apply to the fixed maturity options, guaranteed interest option, the 12 month dollar cost averaging program, and the account for special dollar cost averaging. A market value adjustment (up or down) may apply as a result of a withdrawal, transfer, or surrender of amounts from a fixed maturity option.

The examples assume that you invest $10,000 in the contract for the time periods indicated and that your investment has a 5% return each year. The example for Accumulator® PlusSM contracts also assumes that a 4% credit was applied to your contribution. Other than the administrative charge (which is described immediately above) the examples also assume maximum contract charges and total annual expenses of the Portfolios (before expense limitations) set forth in the previous charts. These examples should not be considered a representation of past or future expenses for each option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.

15

Although your actual cost may be higher or lower, based on these assumptions, your cost would be:

	Accumulator®
	If you surrender your contract at the end of the applicable time period				If you do not surrender your contract at the end of the applicable time period
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
(a) assuming maximum fees and expenses of any of the Portfolios	$1,146	$1,967	$2,829	$4,927	$446	$1,367	$2,329	$4,927
(b) assuming minimum fees and expenses of any of the Portfolios	$1,062	$1,720	$2,425	$4,169	$362	$1,120	$1,925	$4,169

	Accumulator® EliteSM
	If you surrender your contract at the end of the applicable time period				If you do not surrender your contract at the end of the applicable time period
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
(a) assuming maximum fees and expenses of any of the Portfolios	$1,289	$2,091	$2,529	$5,288	$489	$1,491	$2,529	$5,288
(b) assuming minimum fees and expenses of any of the Portfolios	$1,205	$1,846	$2,132	$4,562	$405	$1,246	$2,132	$4,562

	Accumulator® PlusSM
	If you surrender your contract at the end of the applicable time period				If you do not surrender your contract at the end of the applicable time period
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
(a) assuming maximum fees and expenses of any of the Portfolios	$1,286	$2,186	$3,124	$5,300	$486	$1,486	$2,524	$5,300
(b) assuming minimum fees and expenses of any of the Portfolios	$1,199	$1,931	$2,709	$4,531	$399	$1,231	$2,109	$4,531

	Accumulator® SelectSM
	If you annuitize at the end of the applicable time period				If you surrender or do not surrender your contract at the end of the applicable time period
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
(a) assuming maximum fees and expenses of any of the Portfolios	N/A	$1,854	$2,900	$5,675	$493	$1,504	$2,550	$5,325
(b) assuming minimum fees and expenses of any of the Portfolios	N/A	$1,609	$2,504	$4,953	$409	$1,259	$2,154	$4,603

For information on how your contract works under certain hypothetical circumstances, please see Appendix V at the end of this Prospectus.

Condensed financial Information

Please see Appendix I at the end of this Prospectus or the Statement of Additional Information for the unit values and the number of units outstanding as the end of the periods shown for each of the variable investment options available as of December 31, 2019.

16

1. Contract features and benefits

How you can contribute to your contract

Except as described below, we no longer accept contributions to the contracts, including contributions made through our automatic investment program. Contributions received at our processing office will be returned to you. This change has no effect on amounts that are already invested in your contract or on your guaranteed benefits.

We currently continue to accept contributions to: (i) QP contracts; and (ii) all contracts, except TSA contracts, issued in the state of Maryland. Information regarding contributions in this section is for the benefit of contract owners currently eligible to continue making contributions to the contracts.

The table in Appendix XI summarizes our current rules regarding contributions to your contract, which rules are subject to change. We require a minimum contribution amount for each type of contract purchased. Maximum contribution limitations also apply. In some states, our rules may vary. Both the owner and annuitant named in the contract must meet the issue age requirements shown in the table and contributions are based on the age of the older of the original owner and annuitant.

Upon advance notice to you, we may exercise certain rights we have under the contract regarding contributions, including our rights to (i) change minimum and maximum contribution requirements and limitations, and (ii) discontinue acceptance of contributions.

We have exercised our right to discontinue acceptance of contributions to the contracts as described above.

We currently limit aggregate contributions on your contract made after the first contract year to 150% of first-year contributions (the "150% limit"). The 150% limit can be reduced or increased at any time upon advance notice to you. Even if the aggregate contributions on your contract do not exceed the 150% limit, we currently do not accept any contribution if: (i) the aggregate contributions under one or more Accumulator® series contracts with the same owner or annuitant would then total more than $1,500,000 ($500,000 for the same owner or annuitant who is age 81 and older at contract issue); or (ii) the aggregate contributions under all our annuity accumulation contracts with the same owner or annuitant would then total more than $2,500,000. We may waive these and other contribution limitations based on certain criteria that we determine, including elected benefits, issue age, aggregate contributions, variable investment option allocations and selling broker-dealer compensation. These and other contribution limitations may not be applicable in your state. Please see Appendix VIII later in this Prospectus.

The “annuitant” is the person who is the measuring life for determining contract benefits. The annuitant is not necessarily the contract owner.

Owner and annuitant requirements

Under NQ contracts, the annuitant can be different from the owner. A joint owner may also be named. Only natural persons can be joint owners. This means that an entity such as a corporation cannot be a joint owner.

Owners which are not individuals may be required to document their status to avoid 30% FATCA withholding from U.S.-source income.

If the Spousal protection feature is available under your contract and is elected, the spouses must be joint owners, one of the spouses must be the annuitant and both must be named as the only primary beneficiaries. The determination of spousal status is made under applicable state law. However, in the event of a conflict between federal and state law, we follow federal rules.

In general we will not permit a contract to be owned by a minor unless it is pursuant to the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act in your state.

Under all IRA and Rollover TSA contracts, the owner and annuitant must be the same person. In some cases, an IRA contract may be held in a custodial individual retirement account for the benefit of the individual annuitant. This option may not be available under your contract. See “Inherited IRA beneficiary continuation contract” later in this section for Inherited IRA owner and annuitant requirements.

Under QP contracts, the owner must be the qualified plan trust and the annuitant must be the plan participant/employee. See Appendix II later in this Prospectus for more information on QP contracts.

Purchase considerations for a charitable remainder trust

(This section only applies to Accumulator® and Accumulator® EliteSM contracts.)

If you are purchasing the contract to fund a charitable remainder trust and elect either the Guaranteed minimum income benefit (‘‘GMIB’’) or an enhanced death benefit, you should strongly consider ‘‘split-funding’’: that is the trust holds investments in addition to this Accumulator® Series contract. Charitable remainder trusts are required to take specific distributions. The charitable remainder trust annual withdrawal requirement may be equal to a percentage of the donated amount or a percentage of the current value of the donated amount. If your Accumulator® Series contract is the only source for such distributions, the payments you need to take may significantly reduce the value of those guaranteed benefits. Such amount may be greater than the annual increase in the GMIB and/or the enhanced death benefit base. See the discussion of these benefits later in this section.

17

How you can make your contributions

Except as noted below, contributions must be by check drawn on a U.S. bank, in U.S. dollars, and made payable to the Company. We may also apply contributions made pursuant to an intended Section 1035 tax-free exchange or a direct transfer. We do not accept third-party checks endorsed to us except for rollover contributions, tax-free exchanges or trustee checks that involve no refund. We do not accept starter checks or travelers’ checks. All checks are subject to our ability to collect the funds. We reserve the right to reject a payment if it is received in an unacceptable form.

For your convenience, we will accept contributions by wire transmittal from certain broker-dealers who have agreements with us for this purpose. Additional contributions may also be made under our automatic investment program. These methods of payment, including circumstances under which such contributions are considered received by us when your order is taken by such broker-dealer, are discussed in detail in “More information” later in this Prospectus.

The “contract date” is the effective date of a contract. This usually is the business day we receive the properly completed and signed application, along with any other required documents, and your initial contribution. Your contract date will be shown in your contract. The 12-month period beginning on your contract date and each 12-month period after that date is a “contract year.” The end of each 12-month period is your “contract date anniversary.” For example, if your contract date is May 1, your contract date anniversary is April 30.

As described later in this Prospectus, we deduct guaranteed benefit and annual administrative charges from your account value on your contract date anniversary. If you elected the Guaranteed minimum income benefit, you can only exercise the benefit during the 30 day period following your contract date anniversary. Therefore, if your account value is not sufficient to pay fees on your next contract date anniversary, your contract will terminate without value and you will not have an opportunity to exercise your Guaranteed minimum income benefit unless the no lapse guarantee provision under your contract is still in effect. See “Effect of your account value falling to zero” in “Determining your contract’s value” later in this Prospectus.

Our “business day” is generally any day the New York Stock Exchange is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the SEC. We may also close early due to such emergency conditions. For more information about our business day and our pricing of transactions, please see “Dates and prices at which contract events occur.”

What are your investment options under the contract?

You can choose from among the variable investment options, the guaranteed interest option, the fixed maturity options, and the account for special dollar cost averaging (for Accumulator® and Accumulator® EliteSM contracts.

Variable investment options

Your investment results in any one of the variable investment options will depend on the investment performance of the underlying portfolios. You can lose your principal when investing in the variable investment options. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields, including for the EQ/Money Market variable investment option. Listed below are the currently available Portfolios, their investment objectives and their advisers. We may, at any time, exercise our rights to limit or terminate your contributions.

18

Portfolios of the Trusts

We offer affiliated Trusts, which in turn offer one or more Portfolios. Equitable Investment Management Group, LLC (“Equitable IMG”), formerly AXA Equitable Funds Management Group, LLC, a wholly owned subsidiary of the Company, serves as the investment adviser of the Portfolios of EQ Premier VIP Trust and EQ Advisors Trust. For some Portfolios, Equitable IMG has entered into sub-advisory agreements with one or more other investment advisers (the “sub-advisers”) to carry out investment decisions for the Portfolios. As such, among other responsibilities, Equitable IMG oversees the activities of the sub-advisers and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the sub-adviser(s) for each Portfolio, if any. The chart below also shows the currently available Portfolios and their investment objectives.

You should be aware that Equitable Advisors, LLC (Equitable Financial Advisors in MI and TN), (“Equitable Advisors”) and Equitable Distributors, LLC (“Equitable Distributors”), (together, the “Distributors”) directly or indirectly receive 12b-1 fees from the Portfolios for providing certain distribution and/or shareholder support services. These fees will not exceed 0.25% of the Portfolios’ average daily net assets. The Portfolios’ sub-advisers and/or their affiliates may also contribute to the cost of expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the sub-advisers’ respective Portfolios. In addition, Equitable IMG receives management fees and administrative fees in connection with the services it provides to the Portfolios.

As a contract owner, you may bear the costs of some or all of these fees and payments through your indirect investment in the Portfolios. (See the Portfolios’ prospectuses for more information.) These fees and payments, as well as the Portfolios’ investment management fees and administrative expenses, will reduce the underlying Portfolios’ investment returns. The Company and/or its affiliates may profit from these fees and payments. The Company considers the availability of these fees and payment arrangements during the selection process for the underlying Portfolios. These fees and payment arrangements may create an incentive for us to select Portfolios (and classes of shares of Portfolios) that pay us higher amounts.

Some Portfolios invest in other affiliated Portfolios (the “EQ Fund of Fund Portfolios”). The EQ Fund of Fund Portfolios offer contract owners a convenient opportunity to invest in other Portfolios that are managed and have been selected for inclusion in the EQ Fund of Fund Portfolios by Equitable IMG. Equitable Advisors, an affiliated broker-dealer of the Company, may promote the benefits of such Portfolios to contract owners and/or suggest that contract owners consider whether allocating some or all of their account value to such Portfolios is consistent with their desired investment objectives. In doing so, the Company, and/or its affiliates, may be subject to conflicts of interest insofar as the Company may derive greater revenues from the EQ Fund of Fund Portfolios than certain other Portfolios available to you under your contract. Please see “Allocating your contributions” later in this section for more information about your role in managing your allocations.

As described in more detail in the Portfolio prospectuses, the EQ Managed Volatility Portfolios may utilize a proprietary volatility management strategy developed by Equitable IMG (the “EQ volatility management strategy”), and, in addition, certain EQ Fund of Fund Portfolios may invest in affiliated Portfolios that utilize this strategy. The EQ volatility management strategy employs various volatility management techniques, such as the use of ETFs or futures and options, to reduce the Portfolio’s equity exposure during periods when certain market indicators indicate that market volatility is above specific thresholds set for the Portfolio. When market volatility is increasing above the specific thresholds set for a Portfolio utilizing the EQ volatility management strategy, the adviser of the Portfolio may reduce equity exposure. Although this strategy is intended to reduce the overall risk of investing in the Portfolio, it may not effectively protect the Portfolio from market declines and may increase its losses. Further, during such times, the Portfolio’s exposure to equity securities may be less than that of a traditional equity portfolio. This may limit the Portfolio’s participation in market gains and result in periods of underperformance, including those periods when the specified benchmark index is appreciating, but market volatility is high. It may also impact the value of certain guaranteed benefits, as discussed below.

The EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ Fund of Fund Portfolios that invest in Portfolios that use the EQ volatility management strategy, are identified below in the chart by a “✓” under the column entitled “Volatility Management.”

Portfolios that utilize the EQ volatility management strategy (or, in the case of certain EQ Fund of Fund Portfolios, invest in other Portfolios that use the EQ volatility management strategy) are designed to reduce the overall volatility of your account value and provide you with risk-adjusted returns over time. The reduction in volatility helps us manage the risks associated with providing guaranteed benefits during times of high volatility in the equity market. During rising markets, the EQ volatility management strategy, however, could result in your account value rising less than would have been the case had you been invested in a Portfolio that does not utilize the EQ volatility management strategy (or, in the case of the EQ Fund of Fund Portfolios, invest exclusively in other Portfolios that do not use the EQ volatility management strategy). This may effectively suppress the value of guaranteed benefit(s) that are eligible for periodic benefit base resets because your benefit base is available for resets only when your account value is higher. Conversely, investing in investment options that feature a managed-volatility strategy may be helpful in a declining market when high market volatility triggers a reduction in the investment option’s equity exposure because during these periods of high volatility, the risk of losses from investing in equity securities may increase. In these instances, your account value may decline less than would have been the case had you not been invested in investment options that feature a volatility management strategy.

19

Please see the underlying Portfolio prospectuses for more information in general, as well as more information about the EQ volatility management strategy. Please further note that certain other Portfolios may utilize volatility management techniques that differ from the EQ volatility management strategy. Such techniques could also impact your account value and guaranteed benefit(s), if any, in the same manner described above. Please see the Portfolio prospectuses for more information about the Portfolios’ objective and strategies.

Asset Transfer Program.  Portfolio allocations in certain of our variable annuity contracts with guaranteed benefits are subject to our Asset Transfer Program (ATP) feature. The ATP helps us manage our financial exposure in connection with providing certain guaranteed benefits, by using predetermined mathematical formulas to move account value between the EQ/Ultra Conservative Strategy Portfolio (an investment option utilized solely by the ATP) and the other Portfolios offered under those contracts. You should be aware that operation of the predetermined mathematical formulas underpinning the ATP has the potential to adversely impact the Portfolios, including their performance, risk profile and expenses. This means that Portfolio investments in contracts with no ATP feature, such as yours, could still be adversely impacted. Particularly during times of high market volatility, if the ATP triggers substantial asset flows into and out of a Portfolio, it could have the following effects on all contract owners invested in that Portfolio:

(a)

By requiring a Portfolio sub-adviser to buy and sell large amounts of securities at inopportune times, a Portfolio’s investment performance and the ability of the sub-adviser to fully implement the Portfolio’s investment strategy could be negatively affected; and

(b)

By generating higher turnover in its securities or other assets than it would have experienced without being impacted by the ATP, a Portfolio could incur higher operating expense ratios and transaction costs than comparable funds. In addition, even Portfolios structured as funds-of-funds that are not available for investment by contract owners who are subject to the ATP could also be impacted by the ATP if those Portfolios invest in underlying funds that are themselves subject to significant asset turnover caused by the ATP. Because the ATP formulas generate unique results for each contract, not all contract owners who are subject to the ATP will be affected by operation of the ATP in the same way. On any particular day on which the ATP is activated, some contract owners may have a portion of their account value transferred to the EQ/Ultra Conservative Strategy Portfolio investment option and others may not. If the ATP causes significant transfers of total account value out of one or more Portfolios, any resulting negative effect on the performance of those Portfolios will be experienced to a greater extent by a contract owner (with or without the ATP) invested in those Portfolios whose account value was not subject to the transfers.

EQ Premier VIP Trust(1) Class B Shares Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
EQ/AGGRESSIVE ALLOCATION	Seeks to achieve long-term capital appreciation.	• Equitable Investment Management Group, LLC	✓
EQ/CONSERVATIVE ALLOCATION	Seeks to achieve a high level of current income.	• Equitable Investment Management Group, LLC	✓
EQ/CONSERVATIVE-PLUS ALLOCATION	Seeks to achieve current income and growth of capital, with a greater emphasis on current income.	• Equitable Investment Management Group, LLC	✓
EQ/MODERATE ALLOCATION	Seeks to achieve long-term capital appreciation and current income.	• Equitable Investment Management Group, LLC	✓
EQ/MODERATE-PLUS ALLOCATION	Seeks to achieve long-term capital appreciation and current income, with a greater emphasis on capital appreciation.	• Equitable Investment Management Group, LLC	✓

EQ Advisors Trust Class IB Shares Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
1290 VT GAMCO MERGERS & ACQUISITIONS	Seeks to achieve capital appreciation.	• Equitable Investment Management Group, LLC • GAMCO Asset Management, Inc.

20

EQ Advisors Trust Class IB Shares Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
1290 VT GAMCO SMALL COMPANY VALUE	Seeks to maximize capital appreciation.	• Equitable Investment Management Group, LLC • GAMCO Asset Management, Inc.
1290 VT SMARTBETA EQUITY*(2)	Seeks to achieve long-term capital appreciation.	• AXA Rosenberg Investment Management, LLC • Equitable Investment Management Group, LLC
1290 VT SOCIALLY RESPONSIBLE	Seeks to achieve long-term capital appreciation.	• BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC
EQ/400 MANAGED VOLATILITY	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• AllianceBernstein L.P. • BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC	✓
EQ/2000 MANAGED VOLATILITY	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• AllianceBernstein L.P. • BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC	✓
EQ/AB SHORT DURATION GOVERNMENT BOND	Seeks to achieve a balance of current income and capital appreciation, consistent with a prudent level of risk.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC
EQ/AB SMALL CAP GROWTH	Seeks to achieve long-term growth of capital.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC
EQ/AGGRESSIVE GROWTH STRATEGY*(3)	Seeks long-term capital appreciation and current income, with a greater emphasis on capital appreciation.	• Equitable Investment Management Group, LLC	✓
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	Seeks to achieve capital appreciation, which may occasionally be short-term, with an emphasis on risk adjusted returns and managing volatility in the Portfolio.	• BlackRock Investment Management, LLC • ClearBridge Investments, LLC • Equitable Investment Management Group, LLC	✓
EQ/COMMON STOCK INDEX	Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 3000® Index, including reinvestment of dividends, at a risk level consistent with that of the Russell 3000® Index.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC

21

EQ Advisors Trust Class IB Shares Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
EQ/CORE BOND INDEX	Seeks to achieve a total return before expenses that approximates the total return performance of the Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index, including reinvestment of dividends, at a risk level consistent with that of the Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index.	• Equitable Investment Management Group, LLC • SSgA Funds Management, Inc.
EQ/EQUITY 500 INDEX

Seeks to achieve a total return before expenses that

approximates the total return performance of the

Standard & Poor’s 500® Composite Stock Index, including reinvestment of dividends, at a risk level consistent with that of the Standard & Poor’s 500® Composite Stock Index.

• AllianceBernstein L.P. • Equitable Investment Management Group, LLC
EQ/FRANKLIN BALANCED MANAGED VOLATILITY	Seeks to maximize income while maintaining prospects for capital appreciation with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC • Franklin Advisers, Inc.	✓
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	Seeks to achieve long-term total return with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC • Franklin Advisers, Inc.	✓
EQ/GLOBAL EQUITY MANAGED VOLATILITY	Seeks to achieve long-term capital appreciation with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC • Invesco Advisers, Inc. • Morgan Stanley Investment Management Inc.	✓
EQ/INTERMEDIATE GOVERNMENT BOND	Seeks to achieve a total return before expenses that approximates the total return performance of the Bloomberg Barclays U.S. Intermediate Government Bond Index, including reinvestment of dividends, at a risk level consistent with that of the Bloomberg Barclays U.S. Intermediate Government Bond Index.	• Equitable Investment Management Group, LLC • SSgA Funds Management, Inc.
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

•   BlackRock Investment Management, LLC

•   EARNEST Partners, LLC

•   Equitable Investment Management Group, LLC

•   Federated Global Investment Management Corp.

•   Massachusetts Financial Services Company d/b/a MFS Investment Management

✓

22

EQ Advisors Trust Class IB Shares Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
EQ/INTERNATIONAL EQUITY INDEX	Seeks to achieve a total return (before expenses) that approximates the total return performance of a composite index comprised of 40% DJ Euro STOXX 50 Index, 25% FTSE 100 Index, 25% TOPIX Index, and 10% S&P/ASX 200 Index, including reinvestment of dividends, at a risk level consistent with that of the composite index.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	Seeks to provide current income and long-term growth of income, accompanied by growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC • Harris Associates L.P.	✓
EQ/JANUS ENTERPRISE	Seeks to achieve capital growth.	• Equitable Investment Management Group, LLC • Janus Capital Management LLC
EQ/LARGE CAP CORE MANAGED VOLATILITY	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• BlackRock Investment Management, LLC • Capital International, Inc. • Equitable Investment Management Group, LLC • Thornburg Investment Management, Inc. • Vaughn Nelson Investment Management	✓
EQ/LARGE CAP GROWTH INDEX	Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 1000® Growth Index, including reinvestment of dividends at a risk level consistent with the Russell 1000® Growth Index.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	Seeks to provide long-term capital growth with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

•   BlackRock Investment Management, LLC

•   Equitable Investment Management Group, LLC

•   HS Management Partners, LLC

•   Loomis, Sayles & Company, L.P.

•   Polen Capital Management, LLC

•   T. Rowe Price Associates, Inc.

✓

23

EQ Advisors Trust Class IB Shares Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
EQ/LARGE CAP VALUE INDEX	Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 1000® Value Index, including reinvestment of dividends, at a risk level consistent with that of the Russell 1000® Value Index.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC
EQ/LARGE CAP VALUE MANAGED VOLATILITY	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• AllianceBernstein L.P. • BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC • Massachusetts Financial Services Company d/b/a MFS Investment Management	✓
EQ/MID CAP INDEX	Seeks to achieve a total return before expenses that approximates the total return performance of the Standard & Poor’s MidCap 400® Index, including reinvestment of dividends, at a risk level consistent with that of the Standard & Poor’s MidCap 400® Index.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC
EQ/MID CAP VALUE MANAGED VOLATILITY	Seeks to achieve long-term capital appreciation with an emphasis on risk adjusted returns and managing volatility in the Portfolio.	• BlackRock Investment Management, LLC • Diamond Hill Capital Management, Inc. • Equitable Investment Management Group, LLC • Wellington Management Company, LLP	✓
EQ/MONEY MARKET(†)	Seeks to obtain a high level of current income, preserve its assets and maintain liquidity.	• BNY Mellon Investment Adviser, Inc. • Equitable Investment Management Group, LLC
EQ/QUALITY BOND PLUS	Seeks to achieve high current income consistent with moderate risk to capital.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC • Pacific Investment Management Company LLC
EQ/SMALL COMPANY INDEX	Seeks to replicate as closely as possible (before expenses) the total return of the Russell 2000® Index.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC

24

EQ Advisors Trust Class IB Shares Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
MULTIMANAGER TECHNOLOGY	Seeks to achieve long-term growth of capital.	• AllianceBernstein L.P. • Allianz Global Investors U.S. LLC • Equitable Investment Management Group, LLC • Wellington Management Company, LLP

(+)

The Portfolio operates as a “government money market fund.” The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash

(1)	Formerly known as AXA Premier VIP Trust.
(*)

This information reflects the merger of variable investment options. The chart below reflects the acquired variable investment which may continue to be used in certain documents for a period of time after the date of this prospectus, and the acquiring variable investment option. The number in the “FN” column corresponds with the number contained in the table above.

FN	Acquired Variable Investment Option	Acquiring Variable Investment Option
(2)	EQ/Templeton Global Equity Managed Volatility	1290 VT SmartBeta Equity
(3)	EQ/Franklin Templeton Allocation Managed Volatility	EQ/Aggressive Growth Strategy

You should consider the investment objectives, risks and charges and expenses of the Portfolios carefully before investing. The prospectuses for the Trusts contain this and other important information about the Portfolios. The prospectuses should be read carefully before investing. In order to obtain copies of Trust prospectuses that do not accompany this Prospectus, you may call one of our customer service representatives at 1-800-789-7771.

25

Guaranteed interest option

The guaranteed interest option is part of our general account and pays interest at guaranteed rates. We discuss our general account under “More information” later in this Prospectus.

We assign an interest rate to each amount allocated to the guaranteed interest option. This rate is guaranteed for a specified period. Therefore, different interest rates may apply to different amounts in the guaranteed interest option.

We credit interest daily to amounts in the guaranteed interest option. There are three levels of interest in effect at the same time in the guaranteed interest option:

(1)	the minimum interest rate guaranteed over the life of the contract,

(2)	the yearly guaranteed interest rate for the calendar year, and

(3)	the current interest rate.

We set current interest rates periodically based on our discretion and according to our procedures that we have in effect at the time. We reserve the right to change these procedures. All interest rates are effective annual rates, but before deduction of annual administrative charges, any withdrawal charges and any optional benefit charges. See Appendix VIII later in this Prospectus for state variations.

Depending on the state where your contract was issued, your lifetime minimum ranges from 1.50% to 3.00%. The data page for your contract shows the lifetime minimum rate. Check with your financial professional as to which rate applies in your state. The minimum yearly rate will never be less than the lifetime minimum rate. The minimum yearly rate for 2020 is 1.50%, 2.25%, 2.75% or 3.00%, depending on your lifetime minimum rate. Current interest rates will never be less than the yearly guaranteed interest rate.

Generally, contributions and transfers into and out of the guaranteed interest option are limited. See “Transferring your money among the investment options” later in this Prospectus for restrictions on transfers from the guaranteed interest option.

If you elected a guaranteed benefit that provides a 5% (or greater) roll-up, an allocation to the guaranteed interest option will effectively reduce the growth rate of your guaranteed benefits because the Roll-up to age 85 benefit base rolls up at 3% with respect to amounts allocated to the guaranteed interest rate option. For more information, see “Guaranteed minimum death benefit and Guaranteed minimum income benefit base” in “Contract features and benefits” and “Our administrative procedures for calculating your Roll-up benefit base following a transfer” in “Transferring your money among investment options” later in this Prospectus.

Fixed maturity options

We may offer fixed maturity options with maturity dates ranging from one to ten years. Also, we reserve the right to discontinue offering fixed maturity options at any time. We will not accept allocations to a fixed maturity option if, on the date the contribution or transfer is to be applied, the rate to maturity is 3%. This means that, at any given time, we may not offer fixed maturity options with all ten possible maturity dates. You can allocate your contributions to one or more of these fixed maturity options, however, you may not have more than 12 different maturities running during any contract year. This limit includes any maturities that have had any allocation or transfers, even if the entire amount is withdrawn or transferred during the contract year. These amounts become part of a non-unitized separate account. Interest is earned at a guaranteed rate we set for each fixed maturity option, based on our discretion and according to our procedures (“rate to maturity”). The total amount you allocate to and accumulate in each fixed maturity option is called the “fixed maturity amount.” The fixed maturity options are not available in all states. Check with your financial professional or see Appendix VIII later in this Prospectus to see if fixed maturity options are available in your state.

Fixed maturity options generally range from one to ten years to maturity.

Under the Special 10 year fixed maturity option (which is available only under contracts that offer GPB Option 2), additional contributions will have the same maturity date as your initial contribution (See “The guaranteed principal benefits,” below). The Special 10 year fixed maturity option will no longer be available upon maturity of the current Special 10 year fixed maturity option in September 2013. The rate to maturity you will receive for each additional contribution is the rate to maturity in effect for new contributions allocated to that fixed maturity option on the date we apply your contribution.

On the maturity date of a fixed maturity option your fixed maturity amount, assuming you have not made any withdrawals or transfers, will equal your contribution to that fixed maturity option plus interest, at the rate to maturity for that contribution, to the date of the calculation. This is the fixed maturity option’s “maturity value.” Before maturity, the current value we will report for your fixed maturity amounts will reflect a market value adjustment. Your current value will reflect the market value adjustment that we would make if you were to withdraw all of your fixed maturity amounts on the date of the report. We call this your “market adjusted amount.”

If you elected a guaranteed benefit that provides a 5% (or greater) roll-up, an allocation to a fixed maturity option will effectively reduce the growth rate of your guaranteed benefits because the Roll-up to age 85 benefit base rolls up at 3% with respect to amounts allocated to a fixed maturity rate option. For more information, see “Guaranteed minimum death benefit and Guaranteed minimum income benefit base” in “Contract features and benefits” and “Our administrative procedures for calculating your Roll-up benefit base following a transfer” in “Transferring your money among investment options” later in this Prospectus.

26

Fixed maturity options and maturity dates.  We may offer fixed maturity options with maturity dates ranging from one to ten years. Not all of these fixed maturity options will be available for annuitant ages 76 and older. See “Allocating your contributions” below.

Each new contribution is applied to a new fixed maturity option. When you applied for an Accumulator® Series contract, a 60-day rate lock-in was applied from the date the application was signed. Any contributions received and designated for a fixed maturity option during that period received the then current fixed maturity option rate or the rate that was in effect on the date that the application was signed, whichever had been greater. There is no rate lock available for subsequent contributions to the contract after 60 days, transfers from any of the variable investment options or the guaranteed interest option into a fixed maturity option or transfers from one fixed maturity option to another.

Your choices at the maturity date.  We will notify you between 15 and 45 days before each of your fixed maturity options is scheduled to mature. At that time, you may choose to have one of the following take place on the maturity date, as long as none of the restrictive conditions listed in “Allocating your contributions,” below would apply:

(a)	transfer the maturity value into another available fixed maturity option, one or more of the variable investment options or the guaranteed interest option; or

(b)	withdraw the maturity value (there may be a withdrawal charge).

If we do not receive your choice on or before the fixed maturity option’s maturity date, we will automatically transfer your maturity value into the shortest available maturity option beginning on that date. As of February 18, 2020, the next available maturity date was February 18, 2030. If no fixed maturity options are available, we will transfer your maturity value to the EQ/Money Market option.

Market value adjustment.  If you make any withdrawals (including transfers, surrender of your contract, or when we make deductions for charges) from a fixed maturity option before it matures we will make a market value adjustment, which will increase or decrease any fixed maturity amount you have in that fixed maturity option. A market value adjustment will also apply if amounts in a fixed maturity option are used to purchase any annuity payment option prior to the maturity date and may apply on payment of a death benefit. The market value adjustment, positive or negative, resulting from a withdrawal or transfer (including a deduction for withdrawal charges, if any) of a portion of the amount in the fixed maturity option will be a percentage of the market value adjustment that would apply if you were to withdraw the entire amount in that fixed maturity option. The market value adjustment applies to the amount remaining in a fixed maturity option and does not reduce the actual amount of a withdrawal. The amount applied to an annuity payout option will reflect the application of any applicable market value adjustment (either positive or negative). We only apply a positive market value adjustment to the amount in the fixed maturity option when calculating any death benefit proceeds under your contract. The amount of the adjustment will depend on two factors:

(a)

the difference between the rate to maturity that applies to the amount being withdrawn and the rate we have in effect at that time for new fixed maturity options (adjusted to reflect a similar maturity date), and

(b)	the length of time remaining until the maturity date.

If fixed maturity option interest rates rise from the time that you originally allocate an amount to a fixed maturity option to the time that you take a withdrawal, the market value adjustment will be negative. Likewise, if fixed maturity option interest rates drop at the end of that time, the market value adjustment will be positive. Also, the amount of the market value adjustment, either up or down, will be greater the longer the time remaining until the fixed maturity option’s maturity date. Therefore, it is possible that the market value adjustment could greatly reduce your value in the fixed maturity options, particularly in the fixed maturity options with later maturity dates.

We provide an illustration of the market adjusted amounts of specified maturity values, an explanation of how we calculate the market value adjustment, and information concerning our general account and investments purchased with amounts allocated to the fixed maturity options, in “More information” later in this Prospectus. Appendix III at the end of this Prospectus provides an example of how the market value adjustment is calculated.

Account for special dollar cost averaging

(This section only applies to Accumulator® and Accumulator® EliteSM contracts.)

The account for special dollar cost averaging is part of our general account. We pay interest at guaranteed rates in this account. We will credit interest to the amounts that you have in the account for special dollar cost averaging every day. We set the interest rates periodically based on our discretion and according to procedures that we have. We reserve the right to change these procedures.

We guarantee to pay our current interest rate that is in effect on the date that your contribution is allocated to this account. Your guaranteed interest rate for the time period you selected was shown in your contract for an initial contribution. The rate will never be less than the lifetime minimum rate for the guaranteed interest option. See “Allocating your contributions” below for rules and restrictions that apply to the special dollar cost averaging program.

Allocating your contributions

You may choose from among three ways to allocate your contributions under your contract: self-directed, the guaranteed principal benefits (at contract issue only), or dollar cost averaging. Subsequent contributions are allocated according to instructions on file unless you provide new instructions.

27

The contract is between you and the Company. The contract is not an investment advisory account, and the Company is not providing any investment advice or managing the allocations under your contract. In the absence of a specific written arrangement to the contrary, you, as the owner of the contract, have the sole authority to make investment allocations and other decisions under the contract. If your financial professional is with Equitable Advisors, he or she is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your contract. If your financial professional is a registered representative with a broker-dealer other than Equitable Advisors, you should speak with him/her regarding any different arrangements that may apply.

Self-directed allocation

You may allocate your contributions to one or more, or all, of the variable investment options, the guaranteed interest option (subject to restrictions in certain states — see Appendix VIII later in this Prospectus for state variations) and fixed maturity options. Allocations must be in whole percentages and you may change your allocations at any time. No more than 25% of any contribution may be allocated to the guaranteed interest option. If you are an existing contract owner, this restriction may not apply. The total of your allocations into all available investment options must equal 100%. If the annuitant is age 76-80, you may allocate contributions to fixed maturity options with maturities of seven years or less. If the annuitant is age 81 or older, you may allocate contributions to fixed maturity options with maturities of five years or less. Also you may not allocate amounts to fixed maturity options with maturity dates that are later than the date annuity payments are to begin.

The guaranteed principal benefits (including Principal assurance)

We offered a Guaranteed principal benefit (“GPB”) with two options. See Appendix VIII later in this Prospectus for more information on state availability and Appendix IX for contract variation and/or availability of these benefits. You could only elect one of the GPBs. Neither GPB was available under Inherited IRA contracts. We did not offer either GPB when the rate to maturity for the applicable fixed maturity option was 3%. Both GPB options allow you to allocate a portion of your total contributions to the variable investment options, while ensuring that your account value will at least equal your contributions adjusted for withdrawals and transfers on a specified date. GPB Option 2 generally provides you with the ability to allocate more of your contributions to the variable investment options than could be allocated using GPB Option 1 (also known as Principal assurance). If you elected either GPB, you could not elect the Guaranteed minimum income benefit, Principal ProtectorSM, the systematic withdrawals option or the substantially equal withdrawals option. However, certain contract owners who elected GPB are not subject to these restrictions. See Appendix IX for information on what applies under your contract.

You could elect GPB Option 1 only if the annuitant was age 80 or younger when the contract was issued (after age 75, only the 7-year fixed maturity option was available; for QP the annuitant must be age 70 or younger when the contract was issued). You could elect GPB Option 2 only if the annuitant was age 75 (70 for QP contracts) or younger when the contract was issued. GPB Option 2 is not available for purchase with any Flexible Premium IRA contract whether traditional or Roth. If you purchased an IRA, QP or Rollover TSA contract, before you either purchased GPB Option 2 or elected GPB Option 1 with a maturity year that would extend beyond the year in which you will reach age 70 1/2, you should have considered whether your value in the variable investment options, guaranteed interest option and permissible funds outside the contract are sufficient to meet your required minimum distributions. See “Tax information” later in this Prospectus. If you elected GPB Option 2 and change ownership of the contract, GPB Option 2 will automatically terminate, except under certain circumstances. See “Transfers of ownership, collateral assignments, loans and borrowing” in “More information,” later in this Prospectus for more information.

Guaranteed principal benefit option 1 (under certain contracts, this feature is called “Principal assurance”).  GPB Option 1 was available at contract issue only. Under GPB Option 1, you selected a fixed maturity option at the time you signed your application. We specified a portion of your initial contribution (plus, for Accumulator® PlusSM contracts, any applicable portion of the credit we pay) and allocated it to that fixed maturity option in an amount that will cause the maturity value to equal the amount of your entire initial contribution (plus, for Accumulator® PlusSM contracts, any credit paid under your contract) on the fixed maturity option’s maturity date. The percentage of your contribution allocated to the fixed maturity option was calculated based upon the rate to maturity then in effect for the fixed maturity option you chose. Your contract contains information on the amount of your contribution allocated to the fixed maturity option. The maturity date you selected generally could not be later than 10 years, or earlier than 7 years from your contract date. If you were to make any withdrawals or transfers from the fixed maturity option before the option’s maturity date, the amount in the fixed maturity option will be adjusted and may no longer grow to equal your initial contribution under GPB Option 1. You allocated the remainder of your initial contribution to the variable investment options and guaranteed interest option however you chose, as permitted under your contract (unless you elected a dollar cost averaging program, in which case the remainder of your initial contribution was allocated to the dollar cost averaging program). Upon the maturity date of the fixed maturity option, you will be provided with the same notice and the same choices with respect to the maturity value as described above under “Your choices at the maturity date.” There is no charge for GPB Option 1.

For Accumulator® PlusSM contracts only:  If GPB option 1 continues under the successor owner/annuitant feature, the account value will be reduced by the amount of any Credit

28

attributable to any contributions made within one year of your death. If any portion of the Credit must be recovered from the fixed maturity option selected under GPB Option 1, the amount in the fixed maturity option may not grow to equal your initial contribution plus any applicable credit under GPB option 1.

Guaranteed principal benefit option 2.  GPB Option 2 was only available at contract issue. If you purchased GPB Option 2, you may not make additional contributions to your contract after six months from the contract issue date or at any earlier time if at such time the then applicable rate to maturity on the Special 10 year fixed maturity option is 3%. The Special 10 year fixed maturity option will no longer be available upon maturity of the current special 10 year fixed maturity option in September 2014. Therefore, any discussion in this Prospectus that involves any additional contributions after the first six months will be inapplicable. This feature was not available under all contracts.

We have specified the portion of your initial contribution (including, for Accumulator®  PlusSM contracts, any applicable portion of the credit we pay), and any additional permitted contributions, to be allocated to a Special 10 year fixed maturity option. Your contract contains information on the percentage of applicable contributions allocated to the Special 10 year fixed maturity option. You may allocate the rest of your contributions among the investment options (other than the Special 10 year fixed maturity option) however you choose, as permitted under your contract and other than the Investment simplifier (unless you elect a dollar cost averaging program, in which case all contributions, other than amounts allocated to the Special 10 year fixed maturity option, must be allocated to the dollar cost averaging program). The Special 10 year fixed maturity option will earn interest at the specified rate to maturity then in effect.

If on the 10th contract date anniversary, your annuity account value is less than the amount that is guaranteed under GPB Option 2, we will increase your annuity account value to be equal to the guaranteed amount under GPB Option 2. Any such additional amounts added to your annuity account value will be allocated to the EQ/Money Market investment option. After the maturity date of the Special 10 year fixed maturity option, the guarantee under GPB Option 2 will terminate. Upon the maturity date of the Special 10 year fixed maturity option, you will be provided with the same notice and the same choices with respect to the maturity value as described above under “Your choices at the maturity date.” The guaranteed amount under GPB Option 2 is equal to your initial contribution adjusted for any additional permitted contributions (excluding, for Accumulator® PlusSM contracts, any credit applied to your contract), transfers out of the Special 10 year fixed maturity option and withdrawals from the contract (see “How withdrawals (and transfers out of the Special 10 year fixed maturity option) affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Guaranteed principal benefit option 2” in “Accessing your money” later in this Prospectus). Any transfers or withdrawals from the Special 10 year fixed maturity option will also be subject to a market value adjustment (see “Market value adjustment” under “Fixed maturity options” above in this section).

If you purchased the Guaranteed principal benefit option 2, you cannot voluntarily terminate this benefit. GPB Option 2 will terminate if the contract terminates before the maturity date of the Special 10 year fixed maturity option. If the owner and the annuitant are different people and the owner dies before the maturity date of the Special 10 year fixed maturity option, we will continue GPB Option 2 only if the contract can continue through the maturity date of the Special 10 year fixed maturity option. If the contract cannot so continue, we will terminate GPB Option 2. GPB Option 2 will continue where there is a successor owner/annuitant.

For Accumulator® PlusSM contracts only:  However, the account value will be reduced by the amount of any Credit attributable to any contributions made within one year of your death. If any portion of the Credit must be recovered from the Special 10-year fixed maturity option, the fixed maturity amount would be affected; however, the guaranteed amount under GPB option 2 will not be affected. GPB Option 2 will terminate upon the exercise of the beneficiary continuation option.

See “Payment of death benefit” later in this Prospectus for more information about the continuation of the contract after the death of the owner and/or the annuitant.

There is a fee associated with GPB Option 2 (see “Charges and expenses” later in this Prospectus). You should note that the purchase of GPB Option 2 would not have been appropriate if you wanted to make additional contributions to your contract beyond the first six months after your contract was issued. If you later decide that you would like to make additional contributions to the Accumulator® Series contract, we may permit you to purchase another contract. If we do, however, you should note that we do not reduce or waive any of the charges on the new contract, nor do we guarantee that the features available under the contract will be available under the new contract. This means that you might end up paying more with respect to certain charges than if you had simply purchased a single contract (for example, the administrative charge).

The purchase of GPB Option 2 also would not have been appropriate if you planned on terminating your contract before the maturity date of the Special 10 year fixed maturity option. In addition, because we prohibit contributions to your contract after the first six months, certain contract benefits that are dependent upon contributions or account value will be limited (for example, the amount of your credit (for Accumulator® PlusSM contracts), the Guaranteed death benefits and Protection Plus). You should also note that if you intended to allocate a large percentage of your contributions to the guaranteed interest option or other fixed maturity options, the purchase of GPB Option 2 would not have been appropriate because of the guarantees already provided by these options. In addition, for Accumulator® PlusSM contracts, please note that GPB Option 2 protects only contributions (not including the credit), and therefore your account value would have to decline in an amount greater than the credit in

29

order for the benefit to apply. An example of the effect of GPB Option 1 and GPB Option 2 on your annuity contract is included in Appendix VI later in this Prospectus.

Dollar cost averaging

We offer a variety of dollar cost averaging programs. You may only participate in one program at a time. Each program allows you to gradually allocate amounts to available investment options by periodically transferring approximately the same dollar amount to the investment options you select. Regular allocations to the variable investment options will cause you to purchase more units if the unit’s value is low and fewer units if the unit’s value is high. Therefore, you may get a lower average cost per unit over the long term. These plans of investing, however, do not guarantee that you will earn a profit or be protected against losses. You may not make transfers to the fixed maturity options or the guaranteed interest option.

Units measure your value in each variable investment option.

(This section only applies to Accumulator® and Accumulator® EliteSM contracts)

Special dollar cost averaging program.  The special dollar cost averaging program is only available to Accumulator® and Accumulator® EliteSM contract owners. Under the special dollar cost averaging program, you may choose to allocate all or a portion of any eligible contribution to the account for special dollar cost averaging. Contributions into the account for special dollar cost averaging may not be transfers from other investment options. Your initial allocation to any special dollar cost averaging program time period must be at least $2,000 and any subsequent contribution to that same time period must be at least $250. You may only have one time period in effect at any time and once you select a time period, you may not change it. In Pennsylvania, we refer to this program as ‘‘enhanced rate dollar cost averaging.’’ If you elect Principal ProtectorSM, you may not participate in the special dollar cost averaging program.

You may have your account value transferred to any of the variable investment options available under your contract. We will transfer amounts from the account for special dollar cost averaging into the variable investment options over an available time period that you select. We offer time periods of 3, 6 or 12 months, during which you will receive an enhanced interest rate. We may also offer other time periods. Your financial professional can provide information on the time periods and interest rates currently available in your state, or you may contact our processing office. If the special dollar cost averaging program is selected at the time of application to purchase the Accumulator® Series contract, a 60 day rate lock will apply from the date of application. Any contribution(s) received during this 60 day period will be credited with the interest rate offered on the date of application for the remainder of the time period selected at application. Any contribution(s) received after the 60 day rate lock period ended will be credited with the then current interest rate for the remainder of the time period selected at application. Contribution(s) made to a special dollar cost averaging program selected after the Accumulator® Series contract has been issued will be credited with the then current interest rate on the date the contribution is received by the Company for the time period initially selected by you. Once the time period you selected has run, you may then select another time period for future contributions. At that time, you may also select a different allocation for transfers to the variable investment options, or, if you wish, we will continue to use the selection that you have previously made. Currently, your account value will be transferred from the account for special dollar cost averaging into the variable investment options on a monthly basis. We may offer this program in the future with transfers on a different basis.

We will transfer all amounts out of the account for special dollar cost averaging by the end of the chosen time period. The transfer date will be the same day of the month as the contract date, but not later than the 28th day of the month. For a special dollar cost averaging program selected after application, the first transfer date and each subsequent transfer date for the time period selected will be one month from the date the first contribution is made into the special dollar cost averaging program, but not later than the 28th day of the month.

If you choose to allocate only a portion of an eligible contribution to the account for special dollar cost averaging, the remaining balance of that contribution will be allocated to the variable investment options, guaranteed interest option or fixed maturity options according to your instructions.

The only transfers that will be made from the account for special dollar cost averaging are your regularly scheduled transfers to the variable investment options. No amounts may be transferred from the account for special dollar cost averaging to the guaranteed interest option or the fixed maturity options. If you request to transfer or withdraw any other amounts from the account for special dollar averaging, we will transfer all of the value that you have remaining in the account for special dollar cost averaging to the investment options according to the allocation percentages for special dollar cost averaging we have on file for you. You may ask us to cancel your participation at any time. We may, at any time, exercise our rights to terminate transfers to any of the variable investment options and to limit the number of variable investment options which you may elect.

(This section only applies to Accumulator® SelectSM contracts)

12 month dollar cost averaging program.  You may dollar cost average from the EQ/Money Market option into any of the other variable investment options. You may elect to participate in the 12 month dollar cost averaging program at any time subject to the age limitation on contributions described earlier in this Prospectus. Contributions into the account for 12 month dollar cost averaging may not be transfers from other investment options. You must allocate your entire initial contribution into the EQ/Money Market option if you are selecting the 12 month dollar cost averaging

30

program at application to purchase an Accumulator® SelectSM contract; thereafter, initial allocations to any new 12 month dollar cost averaging program time period must be at least $2,000 and any subsequent contribution to that same time period must be at least $250. You may only have one time period in effect at any time. We will transfer your value in the EQ/Money Market option into the other variable investment options that you select over the next 12 months or such other period we may offer. Once the time period then in effect has run, you may then select to participate in the dollar cost averaging program for an additional time period. At that time, you may also select a different allocation for transfers to the variable investment options, or, if you wish, we will continue to use the selection that you have previously made.

Currently, the transfer date will be the same day of the month as the contract date, but not later than the 28th. For a 12 month dollar cost averaging program selected after application, the first transfer date and each subsequent transfer date for the time period selected will be one month from the date the first contribution is made into the 12 month dollar cost averaging program, but not later than the 28th of the month. All amounts will be transferred out by the end of the time period then in effect. Under this program we will not deduct the mortality and expense risks, administrative, and distribution charges from assets in the EQ/Money Market option.

You may not transfer amounts to the EQ/Money Market option established for this program that are not part of the 12 month dollar cost averaging program. The only amounts that should be transferred from the EQ/Money Market option are your regularly scheduled transfers to the other variable investment options. If you request to transfer or withdraw any other amounts from the EQ/Money Market option, we will transfer all of the value that you have remaining in the account for 12 month dollar cost averaging to the investment options according to the allocation percentages we have on file for you. You may ask us to cancel your participation at any time.

General dollar cost averaging program.  If your value in the EQ/Money Market option is at least $5,000, you may choose, at any time, to have a specified dollar amount or percentage of your value transferred from that option to the other variable investment options. You can select to have transfers made on a monthly, quarterly or annual basis. The transfer date will be the same calendar day of the month as the contract date, but not later than the 28th day of the month. You can also specify the number of transfers or instruct us to continue making the transfers until all amounts in the EQ/Money Market option have been transferred out. The minimum amount that we will transfer each time is $250.

If, on any transfer date, your value in the EQ/Money Market option is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred. The general dollar cost averaging program will then end. You may change the transfer amount once each contract year or cancel this program at any time.

Investment simplifier

Fixed-dollar option.  Under this option, you may elect to have a fixed-dollar amount transferred out of the guaranteed interest option and into the variable investment options of your choice. Transfers may be made on a monthly, quarterly or annual basis. You can specify the number of transfers or instruct us to continue to make transfers until all available amounts in the guaranteed interest option have been transferred out.

In order to elect the fixed-dollar option, you must have a minimum of $5,000 in the guaranteed interest option on the date we receive your election form at our processing office. The transfer date will be the same calendar day of the month as the contract date but not later than the 28th day of the month. The minimum transfer amount is $50. Unlike the account for special dollar cost averaging (available only with Accumulator® and Accumulator® EliteSM contracts only), this option does not offer enhanced rates. Also, this option is subject to the guaranteed interest option transfer limitations described under “Transferring your account value” in “Transferring your money among investment options” later in this Prospectus. While the program is running, any transfer that exceeds those limitations will cause the program to end for that contract year. You will be notified. You must send in a request form to resume the program in the next or subsequent contract years.

If, on any transfer date, your value in the guaranteed interest option is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred, and the program will end. You may change the transfer amount once each contract year or cancel this program at any time.

Interest sweep option.  Under this option, you may elect to have monthly transfers from amounts in the guaranteed interest option into the variable investment options of your choice. The transfer date will be the last business day of the month. The amount we will transfer will be the interest credited to amounts you have in the guaranteed interest option from the last business day of the prior month to the last business day of the current month. You must have at least $7,500 in the guaranteed interest option on the date we receive your election. On the last day of each month, we check to see whether you have at least $7,500 in the guaranteed interest option. We will automatically cancel the interest sweep program if the amount in the guaranteed interest option is less than $7,500 on the last day of the month for two months in a row. For the interest sweep option, the first monthly transfer will occur on the last business day of the month following the month that we receive your election form at our processing office.

You may not currently participate in any dollar cost averaging program if you are participating in the Option II rebalancing program. For Accumulator® PlusSM and Accumulator® SelectSM contracts, only investment simplifier is available with the Option I rebalancing program. For Accumulator® and Accumulator®

31

EliteSM contracts, under the Option 1 rebalancing program you may participate in any of the dollar cost averaging programs except general dollar cost averaging. If you elect a GPB, you may also elect the 12 month dollar cost averaging program (for Accumulator® SelectSM contracts only) or General dollar cost averaging program. If you elect either of these programs, everything other than amounts allocated to the fixed maturity option under the GPB must be allocated to that dollar cost averaging program. You may still elect the Investment simplifier for amounts transferred from investment options (other than the fixed maturity option under the GPB you have elected), and, for GPB Option 1, you may also elect Investment simplifier for subsequent contributions. You may only participate in one dollar cost averaging program at a time. See “Transferring your money among investment options” later in this Prospectus. Also, for information on how the dollar cost averaging program you select may affect certain guaranteed benefits see “Guaranteed minimum death benefit and Guaranteed minimum income benefit (or the “Living Benefit”) base” below.

We do not deduct a transfer charge for any transfer made in connection with our dollar cost averaging and Investment Simplifier programs. Not all dollar cost averaging programs are available in all states. See Appendix VIII later in this Prospectus for more information on state availability.

Credits (for Accumulator® PlusSM contracts only)

A credit will also be allocated to your account value at the same time that we allocate your contribution. Credits are allocated to the same investment options based on the same percentages used to allocate your contributions. If you elected Principal ProtectorSM the credit amounts attributable to your contributions are not included for purposes of calculating your Guaranteed withdrawal benefit (“GWB”) (see “Principal ProtectorSM” later in this Prospectus for more information) benefit base.

The amount of the credit will be 4%, 4.5% or 5% of each contribution based on the following breakpoints and rules:

First year total contributions(1) Breakpoints	Credit percentage applied to contributions(2)
Less than $500,000	4%
$500,000-$999,999.99	4.5%
$1 million or more	5%

(1)	First year total contributions means your total contributions made in the first contract year.
(2)	If you already own an Accumulator® Plus contract, the credit percentages applied to your contributions may be higher. See Appendix IX for the credit percentages that apply to your contract.

(1)	Appendix IX later in this Prospectus for contract variations.
(2)

The amount we return to you upon exercise of this right to cancel will not include any credit or the amount of charges deducted prior to cancellation but will reflect, except in states where we are required to return the amount of your contributions, any investment gain or loss in the variable investment options associated with your contributions and with the full amount of the credit.

The percentage of the credit is based on your first year total contributions. If you purchased GPB Option 2, you may not make additional contributions after the first six months. This credit percentage is credited to your initial contribution and each additional contribution made in the first contract year (after adjustment as described below), as well as those in the second and later contract years. The credit is applied to an additional contribution only to the extent that the sum of that contribution and all prior contributions to which no Credit was applied exceeds the total withdrawals made from the contract since the issue date.(1) Although the credit, as adjusted at the end of the first contract year, is based upon first year total contributions, the following rules affect the percentage with which contributions made in the first contract year are credited during the first contract year:

•

Indication of intent: If you indicated in the application at the time you purchased your contract an intention to make additional contributions to meet one of the breakpoints (the “Expected First Year Contribution Amount”) and your initial contribution was at least 50% of the Expected First Year Contribution Amount, your credit percentage is as follows:

—

For any contributions resulting in total contributions to date less than or equal to your Expected First Year Contribution Amount, the credit percentage is the percentage that applies to the Expected First Year Contribution Amount based on the table above.

—

For any subsequent contribution that results in your total contributions to date exceeding your Expected First Year Contribution Amount, such that the credit percentage should have been higher, we will increase the credit percentage applied to that contribution, as well as any prior or subsequent contributions made in the first contract year, accordingly.

—

If at the end of the first contract year your total contributions were lower than your Expected First Year Contribution Amount such that the credit applied should have been lower, we will recover any Excess Credit. The Excess Credit is equal to the difference between the credit that was actually applied based on your Expected First Year Contribution Amount (as applicable) and the credit that should have been applied based on first year total contributions.

—	The “Indication of intent” approach to first year contributions is not available in all states. Please see Appendix VIII later in this Prospectus for information on state availability.

•	No indication of intent:

—	For your initial contribution (if available in your state), we applied the credit percentage based upon the above table.

—	For any subsequent contribution that results in a higher applicable credit percentage (based on total

32

contributions to date), we will increase the credit percentage applied to that contribution, as well as any prior or subsequent contributions made in the first contract year, accordingly.

In addition to the recovery of any Excess Credit, we will recover all of the credit or a portion of the credit in the following situations:

•	If you exercise your right to cancel the contract, we will recover the entire credit made to your contract (see “Your right to cancel within a certain number of days” later in this Prospectus)(2)

•

If you start receiving annuity payments within three years of making any contribution, we will recover the credit that applies to any contribution made within the prior three years. Please see Appendix VIII later in this Prospectus for information on state variations.

•

If the annuitant dies during the one-year period following our receipt of a contribution to which a credit was applied, we will recover the amount of such Credit.(1) See “Guaranteed principal benefit option 1” and “Guaranteed principal benefit option 2” earlier in this section; “Guaranteed minimum death benefit,”“Principal ProtectorSM” and “Protection PlusSM” later in this section; and “Your beneficiary and payment of benefit”; “Successor owner and annuitant”; “Spousal protection”; and “Beneficiary continuation option” in “Payment of death benefit,” later in this Prospectus.

We will recover any credit on a pro rata basis from the value in your variable investment options and guaranteed interest option. If there is insufficient value or no value in the variable investment options and guaranteed interest option, the fixed maturity options in order of the earliest maturing date(s), any additional amount of the withdrawal required or the total amount of the withdrawal will be withdrawn from the Special 10 year fixed maturity option (if applicable). A market value adjustment may apply to withdrawals from the fixed maturity options.

We do not consider credits to be contributions for purposes of any discussion in this Prospectus. Credits are also not considered to be part of your investment in the contract for tax purposes.

We use a portion of the mortality and expense risks charge and withdrawal charge to help recover our cost of providing the credit. See “Charges and expenses” later in this Prospectus. The charge associated with the credit may, over time, exceed the sum of the credit and any related earnings. You should have considered this possibility before you purchased the contract.

Guaranteed minimum death benefit and Guaranteed minimum income benefit base

The Guaranteed minimum death benefit base and Guaranteed minimum income benefit base (hereinafter, in this section called your “benefit base”) are used to calculate the Guaranteed minimum income benefit (known as the “Living

Benefit” under certain existing contracts) and the death benefits, as described in this section. The benefit base for the Guaranteed minimum income benefit and an enhanced death benefit will be calculated as described below in this section whether these options are elected individually or in combination. Your benefit base is not an account value or a cash value. See also “Guaranteed minimum income benefit option” and “Guaranteed minimum death benefit” below.

Standard death benefit.  Your benefit base is equal to:

•	your initial contribution and any additional contributions to the contract; less

•

a deduction that reflects any withdrawals you make (including any applicable withdrawal charges). The amount of this deduction is described under “How withdrawals (and transfers out of the Special 10 year fixed maturity option) affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Guaranteed principal benefit option 2” in “Accessing your money” later in this Prospectus. The amount of any withdrawal charge is described under “Withdrawal charge” in “Charges and expenses” later in the Prospectus.

6% (or 5%) Roll-Up to age 85 (used for the 6% Roll-Up to age 85 enhanced death benefit AND the Greater of the 6% (or 5%) Roll-Up to age 85 enhanced death benefit or the Annual Ratchet to age 85 enhanced death benefit AND for the Guaranteed minimum income benefit).  Your benefit base is equal to:

•	your initial contribution and any additional contributions to the contract; plus

•	daily roll-up; less

•

a deduction that reflects any withdrawals you make (including any applicable withdrawal charges). The amount of this deduction is described under “How withdrawals (and transfers out of the Special 10 year fixed maturity option) affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Guaranteed principal benefit option 2” in “Accessing your money” and the section entitled “Charges and expenses” later in this Prospectus. The amount of any withdrawal charge is described under “Withdrawal charge” in “Charges and expenses” later in the Prospectus.

The effective annual roll-up rate credited to this benefit base is:

•

6% (or 5%) with respect to the variable investment options (other than EQ/Intermediate Government Bond and EQ/Money Market) and, for Accumulator® SelectSM contracts, monies allocated to the 12 month dollar cost averaging program, and, for Accumulator® and Accumulator® EliteSM contracts, the account for special dollar cost averaging; the effective annual rate is 4% in Washington. Please see Appendix VIII later in this Prospectus to see what roll-up rate applies in your state or Appendix IX for what applies to your contract; and

33

•

3% with respect to the EQ/Intermediate Government Bond and EQ/Money Market, the fixed maturity options, the Special 10 year fixed maturity option, the guaranteed interest option and the loan reserve account under Rollover TSA (if applicable). If you elected a guaranteed benefit that provides a 5% (or greater) roll-up, an allocation to any investment option that rolls up at 3% will effectively reduce the growth rate of your guaranteed benefit. For more information, see “Our administrative procedures for calculating your Roll-up benefit base following a transfer” in “Transferring your money among investment options” later in this Prospectus.

The benefit base stops rolling up after the contract date anniversary following the annuitant’s 85th birthday. However, even after the 6% (or 5%) Roll-Up to age 85 benefit base stops rolling up, any associated enhanced death benefit will remain in effect, and we will continue to deduct the charge for the benefit. If the contract owner subsequently dies while the contract is still in effect, we will pay a death benefit equal to the higher of the account value and the applicable benefit base.

Please see “Our administrative procedures for calculating your Roll-Up benefit base following a transfer” later in the Prospectus for more information about how we calculate your Roll-Up benefit base when you transfer account values between investment options with a higher Roll-Up rate (4-6%) and investment options with a lower Roll-Up rate (3%).

Annual Ratchet to age 85 (used for the Annual Ratchet to age 85 enhanced death benefit AND the Greater of the 6% (or 5%) Roll-Up to age 85 or the Annual Ratchet to age 85 enhanced death benefit AND for the Guaranteed minimum income benefit).  If you have not taken a withdrawal from your contract, your benefit base is equal to the greater of either:

•	your initial contribution to the contract (plus any additional contributions),

or

•

your highest account value on any contract date anniversary up to the contract date anniversary following the annuitant’s (or older joint annuitant’s, if applicable) 85th birthday (plus any contributions made since the most recent Annual Ratchet).

If you have taken a withdrawal from your contract, your benefit base will be reduced from the amount described above. See “How withdrawals (and transfers out of the Special 10 year fixed maturity option) affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Guaranteed principal benefit option 2” in “Accessing your money” later in this Prospectus. The amount of any withdrawal charge is described under “Withdrawal charge” in “Charges and expenses” later in this Prospectus. At any time after a withdrawal, your benefit base is equal to the greater of either:

•	your benefit base immediately following the most recent withdrawal (plus any additional contributions made after the date of such withdrawal),

or

•

your highest account value on any contract date anniversary after the date of the most recent withdrawal, up to the contract date anniversary following the annuitant’s (or older joint annuitant’s, if applicable) 85th birthday (plus any contributions made since the most recent Annual Ratchet after the date of such withdrawal).

Your Annual Ratchet to age 85 benefit base is no longer eligible to increase after the contract date anniversary following your 85th birthday. However, any associated enhanced death benefit will remain in effect, and we will continue to deduct the charge for the benefit. If the contract owner subsequently dies while the contract is still in effect, we will pay a death benefit equal to the higher of the account value and the applicable benefit base amount.

Greater of the 6% (or 5%) Roll-Up to age 85 or the Annual Ratchet to age 85 enhanced death benefit AND the Guaranteed minimum income benefit.  Your benefit base is equal to the greater of the benefit base computed for the 6% (or 5%) Roll-Up to age 85 or the benefit base computed for the Annual Ratchet to age 85, as described immediately above. For the Guaranteed minimum income benefit, the benefit base is reduced by any applicable withdrawal charge remaining when the option is exercised. For more information, see “Withdrawal charge” in “Charges and expenses” later in the Prospectus.

Guaranteed minimum death benefit/Guaranteed minimum income benefit roll-up benefit base reset.  If both the Guaranteed minimum income benefit AND the Greater of the 6% Roll-Up to age 85 or the Annual Ratchet to age 85 enhanced death benefit (the “Greater of enhanced death benefit”) are elected, you may reset the Roll-Up benefit base for these guaranteed benefits to equal the account value as of the 5th or later contract date anniversary. The reset amount would equal the account value as of the contract date anniversary on which you reset your Roll-Up benefit base. The 6% Roll-Up continues to age 85 on any reset benefit base.

We will notify you, generally in your annual statement of your contract values that we issue each year following your contract date anniversary, if the Roll-Up benefit base is eligible to be reset. If eligible, you will have 30 days from your contract date anniversary to reset your Roll-Up benefit base. Each time you reset the Roll-Up benefit base your Roll-Up benefit will not be eligible for another reset for five years. If after your death your spouse continues the contract as Successor owner/annuitant, the benefit base will be eligible to be reset either five years from the contract date or from the last reset date, if applicable. The last age at which the benefit base is eligible to be reset is annuitant age 75. After the contract date anniversary following your 75th birthday, the 6% Roll-up to age 85 and “Greater of” GMDB and its associated charge will remain in effect but the Roll-up benefit base will no longer be eligible for resets.

34

It is important to note that once you have reset your Roll-Up benefit base, a new waiting period to exercise the Guaranteed minimum income benefit will apply from the date of reset; you may not exercise until the tenth contract date anniversary following the reset or, if later, the earliest date you would have been permitted to exercise without regard to the reset. See “Exercise rules” under “Guaranteed minimum income benefit option” below for more information. Please note that in almost all cases, resetting your Roll-Up benefit base will lengthen the exercise waiting period. Also, even when there is no additional charge when you reset your Roll-Up benefit base, the total dollar amount charged on future contract date anniversaries may increase as a result of the reset since the charges may be applied to a higher benefit base than would have been otherwise applied. See “Charges and expenses” in the Prospectus.

The Roll-Up benefit base for both the Greater of enhanced death benefit and the Guaranteed minimum income benefit are reset simultaneously when you request a Roll-Up benefit base reset. You cannot elect a Roll-Up benefit base reset for one benefit and not the other.

For information about whether the Guaranteed death benefit/ Guaranteed minimum income benefit roll-up benefit base reset is available under your contract, please see Appendix IX later in this Prospectus. The availability of the Guaranteed minimum death benefit/guaranteed minimum income benefit roll-up benefit base reset is also subject to state approval. Please contact see Appendix VIII for more information about availability in your state.

Annuity purchase factors

Annuity purchase factors are the factors applied to determine your periodic payments under the Guaranteed minimum income benefit and annuity payout options. The Guaranteed minimum income benefit is discussed under “Guaranteed minimum income benefit option” below and annuity payout options are discussed under “Your annuity payout options” in “Accessing your money” later in this Prospectus. Your contract specifies different guaranteed annuity purchase factors for the Guaranteed minimum income benefit and the annuity payout options. We may provide more favorable current annuity purchase factors for the annuity payout options. Annuity purchase factors are based on interest rates, mortality tables, frequency of payments, the form of annuity benefit, and the annuitant’s (and any joint annuitant’s) age and sex in certain instances.

Guaranteed minimum income benefit option(1)

(Depending on when you purchased your contract, this benefit may be called the “Living Benefit.” See Appendix IX later in this Prospectus for more information.)

The Guaranteed minimum income benefit was available if the annuitant was age 20 through 75 at the time the contract was

(1)

Depending on when you purchased your contract, this benefit may be called the “Living Benefit.” Accordingly, if applicable, all references to the Guaranteed minimum income benefit in this Prospectus and any related registration statement documents are references to the Living Benefit.

issued. There is an additional charge for the Guaranteed minimum income benefit which is described under “Guaranteed minimum income benefit charge” in “Charges and expenses” later in this Prospectus. Once you purchase the Guaranteed minimum income benefit, you may not voluntarily terminate this benefit.

This feature is not available if you elected a GPB option or Principal ProtectorSM or if you purchased the contract as an Inherited IRA. Depending on when you purchased your contract, the Guaranteed minimum income benefit rider may have been available with Principal assurance.

If you purchased the contract to fund a charitable remainder trust, you must take certain distribution amounts. You should consider split-funding so that those distributions do not adversely impact your guaranteed minimum income benefit. See ‘‘Owner and annuitant requirements’’ earlier in this section. If the annuitant was older than age 60 at the time an IRA, QP or Rollover TSA contract was issued, the Guaranteed minimum income benefit may not be an appropriate feature because the minimum distributions required by tax law generally must begin before the Guaranteed minimum income benefit can be exercised. If the owner and annuitant are different in an NQ contract, there may be circumstances where the benefit may not be exercisable after an owner’s death.

The Guaranteed minimum income benefit guarantees you a minimum amount of fixed income under your choice of a life annuity fixed pay-out option or a life with a period certain payout option. Depending on when you purchased your contract, your options may be different. See Appendix IX later in this Prospectus for more information. You choose which of these payout options you want and whether you want the option to be paid on a single or joint life basis at the time you exercise your Guaranteed minimum income benefit.

The maximum period certain available under the life with a period certain payout option is 10 years. This period may be shorter, depending on the annuitant’s age as follows:

Level payments
Annuitant’s age at exercise	Period certain years
	IRAs	NQ

75 and younger	10	10

76	9	10

77	8	10

78	7	10

79	7	10

80	7	10

81	7	9

82	7	8

83	7	7

84	6	6

85	5	5

35

We may also make other forms of payout options available. For a description of payout options, see “Your annuity payout options” in “Accessing your money” later in this Prospectus.

The Guaranteed minimum income benefit should be regarded as a safety net only. It provides income protection if you elect an income payout while the annuitant is alive.

When you exercise the Guaranteed minimum income benefit, the annual lifetime income that you will receive will be the greater of (i) your Guaranteed minimum income benefit which is calculated by applying your Guaranteed minimum income benefit base less, any applicable withdrawal charge remaining, to GMIB guaranteed annuity purchase factors, or (ii) the income provided by applying your account value to our then current annuity purchase factors or base contract guaranteed annuity purchase factors. For Rollover TSA only, we will subtract from the Guaranteed minimum income benefit base or account value any outstanding loan, including interest accrued but not paid. You may also elect to receive monthly or quarterly payments as an alternative. If you elect monthly or quarterly payments, the aggregate payments you receive in a contract year will be less than what you would have received if you had elected an annual payment, as monthly and quarterly payments reflect the time value of money with regard to both interest and mortality. The benefit base is applied only to the guaranteed annuity purchase factors under the Guaranteed minimum income benefit in your contract and not to any other guaranteed or current annuity purchase rates. Your account value is never applied to the guaranteed annuity purchase factors under GMIB. The amount of income you actually receive will be determined when we receive your request to exercise the benefit.

When you elect to receive annual lifetime income, your contract (including its death benefit and any account or cash values) will terminate and you will receive a new contract for the annuity payout option. For a discussion of when your payments will begin and end, see “Exercise of Guaranteed minimum income benefit” below.

The Guaranteed minimum income benefit provides a form of insurance and is based on conservative actuarial factors. The guaranteed annuity purchase factors we use to determine your payout annuity benefit under the Guaranteed minimum income benefit are more conservative than the guaranteed annuity purchase factors we use for our standard payout annuity options. This means that, assuming the same amount is applied to purchase the benefit and that we use guaranteed annuity purchase factors to compute the benefit, each periodic payment under the Guaranteed minimum income benefit payout annuity will be smaller than each periodic payment under our standard payout annuity options. Therefore, even if your account value is less than your benefit base, you may generate more income by applying your account value to current annuity purchase factors. We will make this comparison for you when the need arises.

Guaranteed minimum income benefit “no lapse guarantee”.   Subject to state availability, in general, if your account value falls to zero, (except as discussed below, if your account value falls to zero due to a withdrawal that causes your total contract year withdrawals to exceed 6% of the Roll-Up benefit base as of the beginning of the contract year), the Guaranteed minimum income benefit will be exercised automatically, based on the annuitant’s current age and benefit base, as follows:

•

You will be issued a supplementary contract based on a single life with a maximum 10 year period certain. Payments will be made annually starting one year from the date the account value fell to zero. Upon exercise, your contract (including the Guaranteed minimum death benefit, any other guaranteed benefits and any account or cash values) will terminate.

•	You will have 30 days from when we notify you to change the payout option and/or the payment frequency.

Please note that we will not automatically exercise the Guaranteed minimum income benefit, as described above, if you have a TSA contract and withdrawal restrictions apply.

The no lapse guarantee will terminate under the following circumstances:

•	If your account value falls to zero due to a withdrawal that causes your total contract year withdrawals to exceed 6% of the Roll-Up benefit base (as of the beginning of the contract year);

•	If your aggregate withdrawals during any contract year exceed 6% of the Roll-Up benefit base (as of the beginning of the contract year);

•	On the contract date anniversary following the annuitant’s 85th birthday.

If the no lapse guarantee is no longer in effect and your account value subsequently falls to zero, your contract will terminate without value, and you will lose the Guaranteed minimum income benefit.

For information about whether the Guaranteed minimum income benefit no lapse guarantee is available under your contract, please see Appendix IX later in this Prospectus. The availability of the Guaranteed minimum income benefit no lapse guarantee is dependent on when, and in what state, you purchased your contract. Please see Appendices VIII and IX, later in this Prospectus.

Illustrations of Guaranteed minimum income benefit.   Assuming the 6% Roll-Up to age 85 benefit base, the table below illustrates the Guaranteed minimum income benefit amounts per $100,000 of initial contribution, for a male annuitant age 60 (at issue) on the contract date anniversaries indicated, who has elected the life annuity fixed payout option, using the guaranteed annuity purchase factors as of the date of this Prospectus, assuming no additional contributions, withdrawals or loans under Rollover TSA contracts, and assuming there were no allocations to the EQ/Intermediate Government Bond, EQ/Money Market, the guaranteed interest option, the fixed maturity options (including the Special 10 year fixed maturity option, if available) or the loan reserve account under Rollover TSA contracts.

36

Contract date anniversary at exercise	Guaranteed minimum income benefit — annual income payable for life
10	$11,891
15	$18,597

Exercise of Guaranteed minimum income benefit.  On each contract date anniversary that you are eligible to exercise the Guaranteed minimum income benefit, we will send you an eligibility notice with your annual statement. The annual statement will illustrate how much income could be provided as of the contract date anniversary. You must notify us within 30 days following the contract date anniversary if you want to exercise the Guaranteed minimum income benefit.

We deduct guaranteed benefit and annual administrative charges from your account value on your contract date anniversary, and you can only exercise the Guaranteed minimum income benefit, if eligible, during the 30 day period following your contract date anniversary. Therefore, if your account value is not sufficient to pay fees on your next contract date anniversary, your contract will terminate and you will not have an opportunity to exercise your Guaranteed minimum income benefit unless the no lapse guarantee, if available under your contract, is still in effect. See “Effect of your account value falling to zero” in “Determining your contract’s value” later in this Prospectus.

You must return your contract to us along with all required information within 30 days following your contract date anniversary in order to exercise this benefit. Upon exercising the GMIB, any Guaranteed minimum death benefit you elected will terminate without value. You will begin receiving annual payments one year after the annuity payout contract is issued. If you choose monthly or quarterly payments, you will receive your payment one month or one quarter after the annuity payment contract is issued. You may choose to take a withdrawal prior to exercising the Guaranteed minimum income benefit, which will reduce your payments. You may not partially exercise this benefit. See “Accessing your money” under “Withdrawing your account value” later in this Prospectus. Payments end with the last payment before the annuitant’s (or joint annuitant’s, if applicable) death, or if later, the end of the period certain (where the payout option chosen includes a period certain).

Exercise rules.  You will be eligible to exercise the Guaranteed minimum income benefit during your life and the annuitant’s life, as follows:

•

If the annuitant was at least age 20 and not older than age 44 when the contract was issued, you are eligible to exercise the Guaranteed minimum income benefit within 30 days following each contract date anniversary beginning with the 15th contract date anniversary.

•

If the annuitant was at least age 45 and not older than age 49 when the contract was issued, you are eligible to exercise the Guaranteed minimum income benefit within 30 days following each contract date anniversary after the annuitant is age 60.

•

If the annuitant was at least age 50 and no older than age 75 when the contract was issued, you are eligible to exercise the Guaranteed minimum income benefit within 30 days following each contract date anniversary beginning with the 10th contract date anniversary.

•	To exercise the Guaranteed minimum income benefit:

—	We must receive your notification in writing within 30 days following any contract date anniversary on which you are eligible; and

—

Your account value must be greater than zero on the exercise date. See “Effect of your account value falling to zero” in “Determining your contract’s value” for more information about the impact of insufficient account value on your ability to exercise the Guaranteed minimum income benefit.

Please note:

(i)	the latest date you may exercise the Guaranteed minimum income benefit is within 30 days following the contract date anniversary following the annuitant’s 85th birthday;

(ii)

if the annuitant was age 75 when the contract was issued or the Roll-Up benefit base was reset, if applicable, the only time you may exercise the Guaranteed minimum income benefit is within 30 days following the contract date anniversary following the annuitant’s attainment of age 85.

(iii)

for Accumulator®, Accumulator® EliteSM, and Accumulator® PlusSM QP contracts, the Plan participant can exercise the Guaranteed minimum income benefit only if he or she elects to take a distribution from the Plan and, in connection with this distribution, the Plan’s trustee changes the ownership of the contract to the participant. This effects a rollover of the QP contract into an Accumulator® Rollover IRA. This process must be completed within the 30-day time frame following the contract date anniversary in order for the Plan participant to be eligible to exercise. However, if the Guaranteed minimum income benefit is automatically exercised as a result of the no lapse guarantee (if available), a rollover into an IRA will not be effected and payments will be made directly to the trustee;

(iv)

for Accumulator® Series Rollover TSA contracts, you may exercise the Guaranteed minimum income benefit only if you effect a roll-over of the TSA contract to an Accumulator® Series Rollover IRA. This may only occur when you are eligible for a distribution from the TSA. This process must be completed within the 30-day timeframe following the contract date anniversary in order for you to be eligible to exercise;(1)

(1)

For Accumulator® SelectSM contracts, if the Guaranteed minimum income benefit is automatically exercised as a result of the no lapse guarantee, a rollover into an IRA will not be effected and payments will be made directly to the trustee.

37

(v)

if you reset the Roll-Up benefit base (if available and as described earlier in this section), your new exercise date will be the tenth contract date anniversary following the reset or, if later, the earliest date you would have been permitted to exercise without regard to the reset. Please note that in almost all cases, resetting your Roll-Up benefit base will lengthen the waiting period;

(vi)

a successor owner/annuitant may only continue the Guaranteed minimum income benefit if the contract is not past the last date on which the original annuitant could have exercised the benefit. In addition, the successor owner/annuitant must be eligible to continue the benefit and to exercise the benefit under the applicable exercise rule (described in the above bullets) using the following additional rules. Both the original owner/annuitant and the successor owner/annuitant must have been under age 85 at the time of the original owner/annuitant ‘s death in order for the Guaranteed minimum income benefit to continue. The original contract issue date will continue to apply for purposes of the exercise rules. If Spousal Protection is available under your contract and is elected, and the spouse who is the annuitant dies, the above rules apply if the contract is continued by the surviving spouse as the successor owner annuitant; and

(vii)	if you are the owner but not the annuitant and you die prior to exercise, then the following applies:

•

A successor owner who is not the annuitant may not be able to exercise the Guaranteed minimum income benefit without causing a tax problem. You should consider naming the annuitant as successor owner, or if you do not name a successor owner, as the sole primary beneficiary. You should carefully review your successor owner and/or beneficiary designations at least one year prior to the first contract date anniversary on which you could exercise the benefit.

•

If the successor owner is the annuitant, the Guaranteed minimum income benefit continues only if the benefit could be exercised under the rules described above on a contract date anniversary that is within one year following the owner’s death. This would be the only opportunity for the successor owner to exercise. If the Guaranteed minimum income benefit cannot be exercised within this timeframe, the benefit will terminate and the charge for it will no longer apply as of the date we receive proof of your death and any required information.

•

If you designate your surviving spouse as successor owner, the Guaranteed minimum income benefit continues and your surviving spouse may exercise the benefit according to the rules described above, even if your spouse is not the annuitant and even if the benefit is exercised more than one year after your death. If your surviving spouse dies prior to exercise, the rule described in the previous bullet applies.

•	A successor owner or beneficiary that is a trust or other non-natural person may not exercise the benefit; in this case, the benefit will terminate and the charge for it will no longer apply as of the date we receive proof of your death and any required information.

(viii)

if the contract is jointly owned and not an IRA contract, you can elect to have the Guaranteed minimum income benefit paid either: (a) as a joint life benefit or (b) as a single life benefit paid on the basis of the older owner’s age; and

(ix)

if the contract is an IRA contract, you can elect to have the Guaranteed minimum income benefit paid either: (a) as a joint life benefit, but only if the joint annuitant is your spouse or (b) as a single life benefit paid on the basis of the annuitant’s age.

See “When an NQ contract owner dies before the annuitant” under “Payment of death benefit” later in this Prospectus for more information.

If your account value is insufficient to pay applicable charges when due, your contract will terminate, which could cause you to lose your Guaranteed minimum income benefit. For more information, please see ‘‘Effect of your account value falling to zero’’ in ‘‘Determining your contract’s value” and the section entitled ‘‘Charges and expenses’’ later in this Prospectus.

For information about the impact of withdrawals on the Guaranteed minimum income benefit and any other guaranteed benefits you may have elected, please see ‘‘How withdrawals affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Principal guarantee benefits’’ in ‘‘Accessing your money.”

Please see both “Effect of your account value falling to zero” in “Determining your contract value” and “How withdrawals (and transfers out of the Special 10 year fixed maturity option) affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Guaranteed principal benefit option 2” in “Accessing your money” and the section entitled “Charges and expenses” later in this Prospectus for more information on these guaranteed benefits.

From time to time, we may offer you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits. See “Guaranteed benefit offers” later in this section for more information. If you accepted an offer to convert your Guaranteed minimum income benefit into the New Guaranteed withdrawal benefit for life (New GWBL), see Appendix XIII for more information about the New GWBL and the Modified Death Benefit.

If you previously accepted an offer to terminate a guaranteed benefit, you no longer have an enhanced or the standard death benefit. Please refer to the terms of your offer for information about your remaining death benefit.

Guaranteed minimum death benefit

Your contract provides a standard death benefit. If you did not elect one of the enhanced death benefits described below, the death benefit is equal to your account value

38

(without adjustment for any otherwise applicable negative market value adjustment) as of the date we receive satisfactory proof of death, any required instructions for the method of payment, information and forms necessary to effect payment, OR the standard death benefit, whichever provides the higher amount. The standard death benefit is equal to your total contributions (adjusted for any withdrawals and any withdrawal charges, and any taxes that apply). The standard death benefit was the only death benefit available for annuitants who were ages 76 to 85 at issue. The applicable issue ages may be different for certain contract owners, depending on when you purchased your contract. Please see Appendix IX later in this Prospectus for more information. Once your contract has been issued, you may not change or voluntarily terminate your death benefit.

If you elected one of the enhanced death benefits, the death benefit is equal to your account value (without adjustment for any otherwise applicable negative market value adjustment) as of the date we receive satisfactory proof of the annuitant’s death, any required instructions for the method of payment, information and forms necessary to effect payment, OR your elected enhanced death benefit on the date of the annuitant’s death (adjusted for any subsequent withdrawals, withdrawal charges and taxes that apply) whichever provides the higher amount. If you elected the Spousal protection option, if available, the Guaranteed minimum death benefit is based on the age of the older spouse, who may or may not be the annuitant, for the life of the contract. See “Spousal protection” in “Payment of death benefit” later in this Prospectus for more information.

Any of the enhanced death benefits or the standard death benefit can be elected by themselves or with the Guaranteed minimum income benefit. The Annual Ratchet to age 85, the 6% Roll-up to age 85 and the “Greater of” enhanced death benefits have an additional charge. There is no charge for the Standard death benefit. Although the amount of your enhanced death benefit will no longer increase after age 85, we will continue to deduct this charge as long as your enhanced death benefit is in effect. See “Guaranteed minimum death benefit charge” in “Charges and expenses” for more information.

If your contract terminates for any reason, your Guaranteed minimum death benefit will also terminate. See “Termination of your contract” in “Determining your contract’s value” for information about the circumstances under which your contract will terminate.

For Accumulator® PlusSM contracts, if the annuitant dies during the one-year period following our receipt of a contribution, the account value used to calculate the applicable guaranteed minimum death benefit will not reflect any Credits applied in the one-year period prior to death.

Optional enhanced death benefits applicable for annuitants ages 0 through 75 at issue of NQ contracts; 20 through 75 at issue of Rollover IRA, Roth Conversion IRA, Flexible Premium Roth IRA, and Rollover TSA contracts; 0 through 70 at issue of Inherited IRA contracts and 20 through 70 at issue of QP and Flexible Premium IRA contracts. Depending on when you purchased your contract, your available issue ages may have been older at the time you purchased your contract.

Subject to state and contract availability (please see Appendix VIII for state availability of these benefits and Appendix IX for contract variations later in this Prospectus), the following enhanced death benefits were available:

•	Annual Ratchet to age 85

•	6% Roll-Up to age 85

•	The Greater of 5% Roll-Up to age 85 or Annual Ratchet to age 85

•	The Greater of 6% Roll-Up to age 85 or Annual Ratchet to age 85

These enhanced death benefits, together with the standard death benefit, comprise the Guaranteed minimum death benefits available under the contract.

Each enhanced death benefit is equal to its corresponding benefit base described earlier in “Guaranteed minimum death benefit and Guaranteed minimum income benefit base.” Once you have made your enhanced death benefit election, you may not change it.

If you elected Principal ProtectorSM, only the standard death benefit and the Annual Ratchet to Age 85 enhanced death benefit were available.

For information about the effect of withdrawals on your Guaranteed minimum death benefit, please see ‘‘How withdrawals (and transfers out of the Special 10 year fixed maturity option) affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Guaranteed principal benefit option 2’’ in ‘‘Accessing your money.”

If you are using the contract to fund a charitable remainder trust, you must take certain distribution amounts. You should consider split funding so that those distributions do not adversely impact your enhanced death benefit. See ‘‘Owner and annuitant requirements’’ earlier in this section.

See Appendix IV later in this Prospectus for an example of how we calculate an enhanced minimum death benefit.

You may have been the recipient of an offer that provided for an increase in your account value in return for terminating your Guaranteed minimum death benefit. If you accepted such an offer, your Guaranteed minimum death benefit has been replaced with the return of account value death benefit. If you did not accept an offer, your Guaranteed minimum death benefit is still in effect. See “Guaranteed benefit offers” later in this section for more information.

Protection PlusSM

The following section provides information about the Protection PlusSM option, which was only available at the time you purchased your contract. If Protection PlusSM was not elected when the contract was first issued, neither the owner nor the successor owner/annuitant can add it subsequently.

39

Protection PlusSM is an additional death benefit as described below. See the appropriate part of “Tax information” later in this Prospectus for the potential tax consequences of having purchased the Protection PlusSM feature in an NQ, IRA or Rollover TSA contract. If you purchased the Protection PlusSM feature, you may not voluntarily terminate the feature. If you elected Principal ProtectorSM, the Protection PlusSM feature is not available.

If the annuitant was 70 or younger when we issued your contract (or if the successor owner/annuitant is 70 or younger when he or she becomes the successor owner/annuitant and Protection PlusSM had been elected at issue), the death benefit will be:

the greater of:

•	the account value or

•	any applicable death benefit

increased by:

•	such death benefit less total net contributions, multiplied by 40%.

For purposes of calculating your Protection PlusSM benefit, the following applies: (i) “Net contributions” are the total contributions made (or if applicable, the total amount that would otherwise have been paid as a death benefit had the successor owner/annuitant election not been made plus any subsequent contributions) adjusted for each withdrawal that exceeds your Protection PlusSM earnings. “Net contributions” are reduced by the amount of that excess. Protection PlusSM earnings are equal to (a) minus (b) where (a) is the greater of the account value and the death benefit immediately prior to the withdrawal and (b) is the net contributions as adjusted by any prior withdrawals (for Accumulator® PlusSM contracts, credit amounts are not included in “net contributions”); and (ii) “Death benefit” is equal to the greater of the account value as of the date we receive satisfactory proof of death or any applicable Guaranteed minimum death benefit as of the date of death. If you are an existing contract owner and not a new purchaser, your net contributions may be reduced on a pro rata basis to reflect withdrawals (including withdrawal charges and any TSA loans). For information about what applies to your contract, see Appendix IX later in this Prospectus.

For Accumulator® PlusSM contracts, for purposes of calculating the Protection PlusSM benefit, if any contributions are made in the one-year period prior to death of the annuitant, the account value will not include any Credits applied in the one-year period prior to death.

If the annuitant was age 71 through 75 (this age may be higher for certain contract owners, depending on when you purchased your contract) when we issued your contract (or if the successor owner/ annuitant is between the ages of 71 and 75 when he or she becomes the successor owner/annuitant and Protection PlusSM had been elected at issue), the death benefit will be:

the greater of:

•	the account value or
•	any applicable death benefit

increased by:

•	such death benefit (as described above) less total net contributions, multiplied by 25%.

The value of the Protection PlusSM death benefit is frozen on the first contract date anniversary after the annuitant turns age 80, except that the benefit will be reduced for withdrawals on a pro rata basis. Reduction on a pro rata basis means that we calculate the percentage of the current account value that is being withdrawn and we reduce the benefit by that percentage. For example, if the account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your account value. If the benefit is $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 X .40) and the benefit after the withdrawal would be $24,000 ($40,000 – $16,000).

For an example of how the Protection PlusSM death benefit is calculated, please see Appendix VII.

Although the value of your Protection Plus benefit will no longer increase after age 80, we will continue to deduct the charge for this benefit as long as it remains in effect.

If you elected Spousal protection, the Protection PlusSM benefit is based on the age of the older spouse, who may or may not be the annuitant. Upon the death of the non-annuitant spouse, the account value will be increased by the value of the Protection PlusSM benefit as of the date we receive due proof of death. Upon the death of the annuitant, the value of the Protection PlusSM benefit is either added to the death benefit payment or to the account value if Successor owner/annuitant is elected. If the surviving spouse elects to continue the contract, the benefit will be based on the age of the surviving spouse as of the date of the deceased spouse’s death for the remainder of the contract if the surviving spouse is age 76 or older, the benefit will terminate and the charge will no longer be in effect. See “Spousal protection” in “Payment of death benefit” later in this Prospectus for more information.

Ask your financial professional or see Appendix VIII later in this Prospectus to see if this feature was available in your state.

The Protection PlusSM feature will terminate if your contract terminates for any reason. See “Termination of your contract” in “Determining your contract’s value” later in this Prospectus.

You may have been the recipient of an offer that provided for an increase in your account value in return for terminating your Protection PlusSM benefit. If you accepted such an offer, your Protection PlusSM benefit has been replaced with the return of account value death benefit. If you did not accept an offer, your Protection PlusSM benefit is still in effect. See “Guaranteed benefit offers” later in this section for more information.

40

Principal ProtectorSM

The following section provides information about the Principal ProtectorSM option, which was only available at the time you purchased your contract. If Principal ProtectorSM was not elected when the contract was first issued, neither the owner nor the successor owner/annuitant can add it subsequently.

As described below, Principal ProtectorSM provides for recovery of your total contributions through withdrawals, even if your account value falls to zero, provided that during each contract year, your total withdrawals do not exceed your GWB Annual withdrawal amount. Principal ProtectorSM is not an automated withdrawal program. You may request a withdrawal through any of our available withdrawal methods. See “Withdrawing your account value” in “Accessing your money” later in this Prospectus. All withdrawals reduce your account value and the guaranteed minimum death benefit.

Principal ProtectorSM could be elected at contract issue, for an additional charge, if the annuitant was age 0 through 85 for NQ contracts or age 20 through 75 for all IRA contracts. Please see “Principal ProtectorSM charge” in “Charges and expenses” later in this Prospectus for a description of the charge and when it applies. If you elected this benefit, you cannot terminate it.

Depending on when you purchased your contract, this feature may not be available. See Appendix IX later in this Prospectus for more information.

If you die, and your beneficiary elects the Beneficiary continuation option, if available, your beneficiary may continue Principal ProtectorSM provided that the beneficiary was 75 or younger on the original contract date. If the beneficiary was older, Principal ProtectorSM will terminate without value even if the GWB benefit base is greater than zero. In the case of multiple beneficiaries, any beneficiary older than 75 may not continue Principal ProtectorSM and that beneficiary’s portion of the GWB benefit base will terminate without value, even if it was greater than zero. The ability to continue Principal ProtectorSM under the Beneficiary continuation option is subject to state availability. If it was approved in your state, it was added to your contract if you had already elected GWB. See “Beneficiary continuation option” under “Payment of death benefit” later in the Prospectus for more information on continuing Principal ProtectorSM under the Beneficiary continuation option.

If you purchased the contract as a TSA or QP or Inherited IRA, Principal ProtectorSM was not available. This benefit was also not available if you elected the Guaranteed minimum income benefit, the Greater of 6% Roll-Up to age 85 and Annual Ratchet to Age 85 enhanced death benefit, Protection PlusSM, or GPB Option 1 or GPB Option 2 (or, for Accumulator® and Accumulator® EliteSM contracts, the special dollar cost averaging program). For more information, please see Appendix IX later in this Prospectus.

Withdrawals in excess of your GWB Annual withdrawal amount significantly reduce or eliminate the value of the benefit. See “Effect of GWB Excess withdrawals” below. For traditional IRAs, the Principal ProtectorSM makes provision for you to take lifetime required minimum distributions (“RMDs”) without losing the value of the Principal ProtectorSM guarantee, provided you comply with the conditions under “Lifetime required minimum distribution withdrawals” in “Accessing your money” later in this Prospectus, including utilizing our Automatic RMD service. If you do not expect to comply with these conditions, including utilization of our Automatic RMD service, this benefit may have limited usefulness for you. Please consult your tax adviser.

Your GWB benefit base

At issue, your GWB benefit base is equal to your initial contribution and will increase or decrease, as follows:

•	Your GWB benefit base increases by the dollar amount of any additional contributions.

•	Your GWB benefit base decreases by the dollar amount of withdrawals.

•	Your GWB benefit base may be further decreased if a withdrawal is taken in excess of your GWB Annual withdrawal amount.

•	Your GWB benefit base may also be increased under the Optional step up provision.

•	Your GWB benefit base may also be increased under the one time step up applicable with the Beneficiary continuation option.

Each of these events is described in detail below. Once your GWB benefit base is depleted, you may continue to make withdrawals from your account value, but they are not guaranteed under Principal ProtectorSM.

For Accumulator® PlusSM contracts, credit amounts attributable to your contributions are not included for purposes of calculating your GWB benefit base.

Your GWB Annual withdrawal amount

Your GWB Annual withdrawal amount is equal to either 5% or 7% (“Applicable percentage”), as applicable, of your initial GWB benefit base, and is the maximum amount that you can withdraw each year without making a GWB Excess withdrawal, as described below. When you purchased your contract, you chose between two available GWB Annual withdrawal options:

•	7% GWB Annual withdrawal option

•	5% GWB Annual withdrawal option

The GWB Annual withdrawal amount may decrease as a result of a GWB Excess withdrawal and may increase as a result of an Automatic reset, additional contributions or a “step up” of the GWB benefit base; each of these transactions are discussed below in detail. Once you elect a GWB Annual withdrawal option, it cannot be changed.

Your GWB Annual withdrawal amounts are not cumulative. If you withdraw less than the GWB Annual withdrawal amount in any contract year, you may not add the remainder to your GWB Annual withdrawal amount in any subsequent year.

41

The withdrawal charge, if applicable, is waived for withdrawals up to the GWB Annual withdrawal amount, but all withdrawals are counted toward your free withdrawal amount. See “Withdrawal charge” in “Charges and expenses” later in this Prospectus.

Effect of GWB Excess withdrawals

A GWB Excess withdrawal is caused when you withdraw more than your GWB Annual withdrawal amount in any contract year. Once a withdrawal causes cumulative withdrawals in a contract year to exceed your GWB Annual withdrawal amount, the entire amount of the withdrawal and each subsequent withdrawal in that contract year are GWB Excess withdrawals.

A GWB Excess withdrawal can cause a significant reduction in both your GWB benefit base and your GWB Annual withdrawal amount. If you make a GWB Excess withdrawal, we will recalculate your GWB benefit base and the GWB Annual withdrawal amount. As of the date of the GWB Excess withdrawal, the GWB benefit base is first reduced by the dollar amount of the withdrawal (including any applicable withdrawal charge), and the reduced GWB benefit base and the GWB Annual withdrawal amount are then further adjusted, as follows:

•	If the account value after the deduction of the withdrawal is less than the GWB benefit base, then the GWB benefit base is reset equal to the account value.

•	If the account value after the deduction of the withdrawal is greater than or equal to the GWB benefit base, then the GWB benefit base is not adjusted further.

•	The GWB Annual withdrawal amount equals the lesser of: (i) the Applicable percentage of the adjusted GWB benefit base and (ii) the GWB Annual withdrawal amount prior to the GWB Excess withdrawal.

Withdrawals in excess of your GWB Annual withdrawal amount significantly reduce or eliminate the value of Principal ProtectorSM. If your account value is less than your GWB benefit base (due, for example, to negative market performance), a GWB Excess withdrawal, even one that is only slightly more than your GWB Annual withdrawal amount, can significantly reduce your GWB benefit base and the GWB Annual withdrawal amount.

For example, if you contribute $100,000 at contract issue, your initial GWB benefit base is $100,000. If you elect the 7% GWB Annual withdrawal option, your GWB Annual withdrawal amount is equal to $7,000 (7% of $100,000). Assume in contract year four that your account value is $80,000, you have not made any prior withdrawals, and you request an $8,000 withdrawal. Your $100,000 benefit base is first reduced by $8,000 to now equal $92,000. Your GWB benefit base is then further reduced to equal the new account value: $72,000 ($80,000 minus $8,000). In addition, your GWB Annual withdrawal amount is reduced to $5,040 (7% of $72,000), instead of the original $7,000.

Withdrawal charges, if applicable, are applied to the amount of the withdrawal exceeding the Guaranteed annual withdrawal amount, assuming the Guaranteed annual withdrawal amount is greater than the 10% free withdrawal amount. See “Withdrawal charge” in “Charges and expenses” later in this Prospectus. Using the example above, if the $8,000 withdrawal is a withdrawal of contributions subject to the withdrawal charge, the withdrawal charge would apply to the $3,000 (the amount of the withdrawal charge above the Guaranteed annual withdrawal amount of $5,000). See “Certain withdrawals” in “Charges and expenses” later in this Prospectus.

You should further note that a GWB Excess withdrawal that reduces your account value to zero eliminates any remaining value in your GWB benefit base. See “Effect of your account value falling to zero” in “Determining your contract value” later in this Prospectus.

In general, if you purchase the contract as a traditional IRA and participate in our Automatic RMD service, and you do not take any other withdrawals, an automatic withdrawal under that program will not cause a GWB Excess withdrawal, even if it exceeds your GWB Annual withdrawal amount. For more information, see “Lifetime required minimum distribution withdrawals” in “Accessing your money” later in this Prospectus.

If you die, and your beneficiary continues Principal ProtectorSM under the Beneficiary continuation option, and chooses scheduled payments, such payments will not cause a GWB Excess withdrawal, provided no additional withdrawals are taken. If your beneficiary chooses the “5-year rule” instead of scheduled payments, this waiver does not apply and a GWB Excess withdrawal may occur if withdrawals exceed the GWB Annual withdrawal amounts.

Effect of Automatic reset

If you take no withdrawals in the first five contract years, the Applicable percentage to determine your GWB Annual withdrawal amount will be automatically reset at no additional charge. The Applicable percentage under the 7% GWB Annual withdrawal option will be increased to 10%, and the Applicable percentage under the 5% GWB Annual withdrawal option will be increased to 7%. The Applicable percentage is automatically reset on your fifth contract date anniversary, and your GWB Annual withdrawal amount will be recalculated.

If you die before the fifth contract date anniversary, and your beneficiary continues Principal ProtectorSM under the Beneficiary continuation option, if available, the Automatic reset will apply on the fifth contract date anniversary if you have not taken any withdrawals and: (1) your beneficiary chooses scheduled payments and payments have not yet started; or, (2) if your beneficiary chooses the “5-year rule” option and has not taken withdrawals. See “Beneficiary continuation option” in “Payment of death benefit” later in this Prospectus.

Effect of additional contributions

Anytime you make an additional contribution, we will recalculate your GWB benefit base and your GWB Annual withdrawal amount. Your GWB benefit base will be increased by the amount of the contribution (for Accumulator® PlusSM

42

contracts, credit amounts are not included) and your GWB Annual withdrawal amount will be equal to the greater of (i) the Applicable percentage of the new GWB benefit base, or (ii) the GWB Annual withdrawal amount in effect immediately prior to the additional contribution.

If you die, and your beneficiary continues Principal ProtectorSM under the Beneficiary continuation option, no additional contributions will be permitted.

Optional step up provision

Except as stated below, any time after the fifth contract date anniversary, you may request a step up in the GWB benefit base to equal your account value. If your GWB benefit base is higher than the account value as of the date we receive your step up request, no step up will be made. If a step up is made, we may increase the charge for the benefit. For a description of the charge increase, see “Principal ProtectorSM charge” in “Charges and expenses” later in this Prospectus. Once you elect to step up the GWB benefit base, you may not do so again for five complete contract years from the next contract date anniversary. Under both the Spousal protection and the successor owner annuitant features, upon the first death, the surviving spouse must wait five complete contract years from the last step up or from contract issue, whichever is later, to be eligible for a step up.

As of the date of your GWB benefit base step up, your GWB Annual withdrawal amount will be equal to the greater of (i) your GWB Annual withdrawal amount before the step up, and (ii) your GWB Applicable percentage applied to your stepped up GWB benefit base.

It is important to note that a step up in your GWB benefit base may not increase your GWB Annual withdrawal amount. In that situation, the effect of the step up is only to increase your GWB benefit base and support future withdrawals. We will process your step up request even if it does not increase your GWB Annual withdrawal amount, and we will increase the Principal ProtectorSM charge, if applicable. In addition, you will not be eligible to request another step up for five complete contract years. After processing your request, we will send you a confirmation showing the amount of your GWB benefit base and your GWB Annual withdrawal amount.

For example, if you contribute $100,000 at contract issue, your initial GWB benefit base is $100,000. If you elect the 7% GWB Annual withdrawal option, your GWB Annual withdrawal amount is equal to $7,000 (7% of $100,000). Assume you take withdrawals of $7,000 in each of the first five contract years, reducing the GWB benefit base to $65,000. After five contract years, further assume that your account value is $92,000, and you elect to step up the GWB benefit base from $65,000 to $92,000. The GWB Annual withdrawal amount is recalculated to equal the greater of 7% of the new GWB benefit base, which is $6,440 (7% of $92,000), or the current GWB Annual withdrawal amount, $7,000. Therefore, following the step up, even though your GWB benefit base has increased, your GWB Annual withdrawal amount does not increase and remains $7,000.

The Optional step up provision is not available once your beneficiary continues Principal ProtectorSM under the Beneficiary continuation option. However, if you die, and your beneficiary continues Principal ProtectorSM under the Beneficiary continuation option, the GWB benefit base will be stepped up to equal the account value, if higher as of the transaction date that we receive the Beneficiary continuation option election. For Accumulator® PlusSM contracts, the account value will be reduced by any Credits applied to contributions made within one year prior to your death before the comparison with the GWB benefit base, for purposes of the GWB benefit base step up. As of the date of the GWB benefit base step up (if applicable) your beneficiary’s GWB Annual withdrawal amount will be equal to the greater of (i) your GWB Annual withdrawal amount before the step up, and (ii) your GWB Applicable percentage applied to the stepped up GWB benefit base. This is a onetime step up at no additional charge.

Other important considerations

•	Principal ProtectorSM protects your principal only through withdrawals. Your account value may be less than your total contributions.

•	You can take withdrawals under your contract without purchasing Principal ProtectorSM. In other words, you do not need this benefit to make withdrawals.

•

Amounts withdrawn in excess of your GWB Annual withdrawal amount may be subject to a withdrawal charge, if applicable, as described in “Charges and expenses” later in the Prospectus. In addition, all withdrawals count toward your free withdrawal amount for that contract year.

•	Withdrawals made under Principal ProtectorSM will be treated, for tax purposes, in the same way as other withdrawals under your contract.

•

All withdrawals are subject to all of the terms and conditions of the contract. Principal ProtectorSM does not change the effect of withdrawals on your account value or guaranteed minimum death benefit; both are reduced by withdrawals whether or not you elect Principal ProtectorSM. See “How withdrawals are taken from your account value” and “How withdrawals (and transfers out of the Special 10 year fixed maturity option) affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Guaranteed principal benefit option 2” in “Accessing your money” later in this Prospectus.

•	If you withdraw less than the GWB Annual withdrawal amount in any contract year, you may not add the remainder to your GWB Annual withdrawal amount in any subsequent year.

•

GWB Excess withdrawals can significantly reduce or completely eliminate the value of this benefit. See “Effect of GWB Excess withdrawals” above in this section and “Withdrawing your account value” in “Accessing your money” later in this Prospectus.

43

•

If you surrender your contract to receive its cash value, all benefits under the contract will terminate, including Principal ProtectorSM if your cash value is greater than your GWB Annual withdrawal amount. Therefore, when surrendering your contract, you should seriously consider the impact on Principal ProtectorSM when you have a GWB benefit base that is greater than zero.

•

If you die and your beneficiary elects the Beneficiary continuation option, then your beneficiary should consult with a tax adviser before choosing to use the “5-year rule.” The “5-year rule” is described in “Payment of death benefit” under “Beneficiary continuation option” later in this Prospectus. The GWB benefit base may be adversely affected if the beneficiary makes any withdrawals that cause a GWB Excess withdrawal. Also, when the contract terminates at the end of 5 years, any remaining GWB benefit base would be lost.

From time to time, we may offer you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits. See “Guaranteed benefit offers” later in this section for more information.

If you previously accepted an offer to terminate a guaranteed benefit, you no longer have an enhanced or the standard death benefit. Please refer to the terms of your offer for information about your remaining death benefit.

Guaranteed benefit offers

From time to time, we may offer you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits. Previously, we made offers to groups of contract owners that provided for an increase in account value in return for terminating their guaranteed death or income benefits. In the future, we may make additional offers to these and other groups of contract owners.

When we make an offer, we may vary the offer amount, up or down, among the same group of contract owners based on certain criteria such as account value, the difference between account value and any applicable benefit base, investment allocations and the amount and type of withdrawals taken. For example, for guaranteed benefits that have benefit bases that can be reduced on either a pro rata or dollar-for-dollar basis, depending on the amount of withdrawals taken, we may consider whether you have taken any withdrawal that has caused a pro rata reduction in your benefit base, as opposed to a dollar-for-dollar reduction. Also, we may increase or decrease offer amounts from offer to offer. In other words, we may make an offer to a group of contract owners based on an offer amount, and, in the future, make another offer based on a higher or lower offer amount to the remaining contract owners in the same group.

If you accept an offer that requires you to terminate a guaranteed benefit, we will no longer charge you for it, and you will not be eligible for any future offers related to that type of guaranteed benefit, even if such future offer would have included a greater offer amount or different payment or incentive.

If you accepted an offer to convert your Guaranteed minimum income benefit into the New Guaranteed withdrawal benefit for life (New GWBL), see Appendix XIII for more information about the New GWBL and the Modified Death Benefit.

Guaranteed Benefit Lump Sum Payment Option

The Guaranteed Benefit Lump Sum Payment option is currently available under limited circumstances. It is available to you if you elected a Guaranteed minimum income benefit (“GMIB”), and the no-lapse guarantee is in effect and your account value falls to zero, either due to a withdrawal that is not an Excess withdrawal or due to a deduction of charges.

We reserve the right to terminate the availability of this option at any time. This option is not available under Rollover TSA contracts.

If your account value falls to zero, as described above, 1-2 business days thereafter we will send you a letter which will describe the options available to you, including the Guaranteed Benefit Lump Sum Payment option to make your election. In addition, the letter will include the following information:

1.	The Guaranteed Benefit Lump Sum offer is optional;

2.	If no action is taken, you will receive the stream of payments as promised under your contract;

3.	The amount and frequency of the stream of payments based on a single life annuity payout;

4.	The amount you would receive if you elect the Guaranteed Benefit Lump Sum offer;

5.	That the amount of the Guaranteed Benefit Lump Sum offer is less than the present value of the stream of payments;

6.	A description of the factors you should consider before accepting the Guaranteed Benefit Lump Sum offer;

7.	The reason we are making the Guaranteed Benefit Lump Sum offer; and

8.	That you may elect to receive a reduced series of income payments based on joint lives and can contact the customer services group to obtain the amount of a joint life annuity.

You will have no less than 30 days from the day your account value falls to zero to elect an option. If you elect the Guaranteed Benefit Lump Sum Payment option, you will receive the lump sum amount in a single payment.

If you elect the Guaranteed Benefit Lump Sum Payment, your contract and optional benefits will terminate, including any guaranteed minimum death benefit. If you do not make an election, we will automatically exercise your GMIB by issuing a supplementary annuity contract using the default option described in your contract.

We will determine the Guaranteed Benefit Lump Sum Payment amount as of the day your account value fell to zero.

44

The amount of a Guaranteed Benefit Lump Sum Payment will vary based on the factors described below.

We first determine the contract reserves attributable to your contract using standard actuarial calculations, which is a conservative measurement of present value. In general, the contract reserve is the present value of future benefit payments. In determining your contract reserve, we take into account the following factors:

•	The owner/annuitant’s life expectancy (based on gender and age);

•	The current annual payment for the GMIB in the form of a single life annuity, adjusted for any outstanding withdrawal charge; and

•	The interest rate at the time your account value fell to zero.

The Guaranteed Benefit Lump Sum Payment is calculated based on a percentage of the contract reserve based on certain factors including, but not limited to, the current interest rate environment and GMIB utilization rates we will use the percentage that is in effect at the time of your election. The percentage will range from 50% to 90% of the contract reserve. If your account value falls to zero, as described above, we will notify you then of the current percentage when we send you the letter describing the options available to you. Your payment will be reduced, as applicable, by any annual payments made since your account value fell to zero. For information on how the Guaranteed Benefit Lump Sum Payment option works under certain hypothetical circumstances, please see Appendix XII.

In the event your account falls to zero, as described above, you should evaluate this payment option carefully. If you elect the Guaranteed Benefit Lump Sum Payment option, you would no longer have the ability to receive periodic cash payments over your lifetime under the GMIB. When you purchased your contract you made a determination that the lifetime income stream available under the GMIB was important to you based on your personal circumstances. When considering this payment option, you should consider whether you still need the benefits of an ongoing lifetime income stream, given your personal and financial circumstances.

In addition, you should consider the following factors:

•	Whether, given your state of health, you believe you are likely to live to enjoy the future income benefits provided by the GMIB; and

•

Whether a lump sum payment (which may be up to 50% less than the present value of the future stream of payments) is more important to you than a future stream of payments. See Hypothetical Illustrations in Appendix XII.

•	Whether there are differences in tax consequences for taking a lump sum as opposed to receiving annuity payments.

In considering the factors above, and any other factors you believe are relevant, you may wish to consult with your financial professional or other advisor.

We believe that offering this payment option could be mutually beneficial to both us and to contract owners whose financial circumstances may have changed since they purchased the contract. If you elect the Guaranteed Benefit Lump Sum Payment option, you would immediately receive a lump sum payment rather than a stream of future payments over your lifetime. We would gain a financial benefit because we anticipate that providing a lump sum payment to you will be less costly to us than paying you periodic cash payments during your lifetime. The lump sum payment option may not be beneficial for everyone.

If you elect the Guaranteed Benefit Lump Sum Payment option it will be treated as a surrender of the contract and may be taxable and subject to tax penalties. For information on tax consequences, please see the section entitled “Tax information” in the Prospectus.

This payment option may not be available in all states. We may, in the future, suspend or terminate this payment option, or offer this payment option on more or less favorable terms upon advance notice to you. In addition, depending on when you purchased your contract, this option may not be available. See Appendix IX later in this Prospectus for contract variations.

Inherited IRA beneficiary continuation contract

(For Accumulator®, Accumulator® EliteSM, and Accumulator® SelectSM contracts only )

This description of the Inherited IRA beneficiary continuation contract describes the contract as in effect prior to legislation enacted at the end of 2019. Legislation enacted at the end of 2019 has changed key aspects of Inherited IRA contracts. After regulatory guidance is issued on this legislation, we anticipate making changes beginning in 2020 to our Inherited IRA contracts to reflect these legislative changes. We may be required in certain cases to pay benefits faster under existing contracts. We may consider limiting the availability of Inherited IRA contracts to new purchasers pending the issuance of further guidance.

The contract was available to an individual beneficiary of a traditional IRA or a Roth IRA where the deceased owner held the individual retirement account or annuity (or Roth individual retirement account or annuity) with an insurance company or financial institution other than the Company. The purpose of the inherited IRA beneficiary continuation contract is to permit the beneficiary to change the funding vehicle that the deceased owner selected “original IRA”) while taking the required minimum distribution payments that must be made to the beneficiary after the deceased owner’s death. See the discussion of required minimum distributions under “Tax information.” The contract is intended only for beneficiaries who want to take payments at least annually over their life expectancy. These payments generally must begin (or must have begun) no later than

45

December 31 of the calendar year following the year the deceased owner died. The contract is not suitable for beneficiaries electing the “5-year rule.” See “Beneficiary continuation option for IRA and Roth IRA contracts” under “Beneficiary continuation option” in “Payment of death benefit” later in this Prospectus. You should discuss with your tax adviser your own personal situation. The contract may not have been available in all states. Please speak with your financial professional for further information.

Depending on when you purchased your contract, the contract may not have been available. See Appendix IX later in this Prospectus for more information.

The inherited IRA beneficiary continuation contract could only have been purchased by a direct transfer of the beneficiary’s interest under the deceased owner’s original IRA. The owner of the inherited IRA beneficiary continuation contract is the individual who is the beneficiary of the original IRA. (Certain trusts with only individual beneficiaries are treated as individuals for this purpose). The contract must also contain the name of the deceased owner. In this discussion, “you” refers to the owner of the inherited IRA beneficiary continuation contract.

The inherited IRA beneficiary continuation contract could have been purchased whether or not the deceased owner had begun taking required minimum distribution payments during his or her life from the original IRA or whether you had already begun taking required minimum distribution payments of your interest as a beneficiary from the deceased owner’s original IRA. You should discuss with your own tax adviser when payments must begin or must be made.

Under the inherited IRA beneficiary continuation contract:

•

You must receive payments at least annually (but may have elected to receive payments monthly or quarterly). Payments are generally made over your life expectancy determined in the calendar year after the deceased owner’s death and determined on a term certain basis.

•

You must receive payments from the contract even if you are receiving payments from another IRA of the deceased owner in an amount that would otherwise satisfy the amount required to be distributed from the contract. However, for certain Inherited IRAs, if you maintain another IRA of the same type (traditional or Roth) of the same deceased owner and you are also taking distributions over your life from that Inherited IRA, you may qualify to take an amount from that other Inherited IRA which would otherwise satisfy the amount required to be distributed from our Inherited IRA contract. If you choose not to take a payment from your Inherited IRA contract in any year, you must notify us in writing before we make the payment from the Inherited IRA contract, and we will not make any future payment unless you request in writing a reasonable time before we make such payment. If you choose to take a required payment from another Inherited IRA, you are responsible for calculating the appropriate amount and reporting it on your income tax return. Please feel free to speak with your financial professional, or call our processing office, if you have any questions.

•

The beneficiary of the original IRA is the annuitant under the inherited IRA beneficiary continuation contract. In the case where the beneficiary is a “see-through trust,” the oldest beneficiary of the trust is the annuitant.

•	An inherited IRA beneficiary continuation contract was not available for annuitants over age 70.

•

The initial contribution had to be a direct transfer from the deceased owner’s original IRA and was subject to minimum contribution amounts. See “Rules regarding contributions to your contract” in “Appendix XI” for more information.

•

Subsequent contributions of at least $1,000 are permitted but must be direct transfers of your interest as a beneficiary from another IRA with a financial institution other than the Company, where the deceased owner is the same as under the original IRA contract.

•	You may make transfers among the investment options.

•

You may choose at any time to withdraw all or a portion of the account value. Any partial withdrawal must be at least $300. Withdrawal charges if applicable under your contract, will apply as described in “Charges and expenses” later in this Prospectus.

•

The Guaranteed minimum income benefit, successor owner/ annuitant feature, 12 month dollar cost averaging program (if applicable), special dollar cost averaging program (if applicable), automatic investment program, GPB Options 1 and 2, Principal ProtectorSM and systematic withdrawals are not available under the Inherited IRA beneficiary continuation contract.

•	If you die, we will pay to a beneficiary that you choose the greater of the annuity account value or the applicable death benefit.

•

Upon your death, your beneficiary has the option to continue taking required minimum distributions based on your remaining life expectancy or to receive any remaining interest in the contract in a lump sum. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment. If your beneficiary elects to continue to take distributions, we will increase the account value to equal the applicable death benefit if such death benefit is greater than such account value as of the date we receive satisfactory proof of death and any required instructions, information and forms. Thereafter, withdrawal charges (if applicable under your contract) will no longer apply. If you had elected any enhanced death benefits, they will no longer be in effect and charges for such benefits will stop. The Guaranteed minimum death benefit will also no longer be in effect.

46

Your right to cancel within a certain number of days

This is provided for informational purposes only. Since the contract is no longer available to new purchasers, this cancellation provision is no longer applicable.

If for any reason you are not satisfied with your contract, you may return it to us for a refund. To exercise this cancellation right you must mail the contract, with a signed letter of instruction electing this right, to our processing office within 10 days after you receive it. If state law requires, this “free look” period may be longer. Other state variations may apply. Please contact your financial professional to find out what applies in your state.

Generally, your refund will equal your account value (less loan reserve account under Rollover TSA contracts) under the contract on the day we receive notification to cancel the contract and will reflect (i) any investment gain or loss in the variable investment options (less the daily charges we deduct), (ii) any guaranteed interest in the guaranteed interest option, and (iii) any positive or negative market value adjustments in the fixed maturity options, and, for Accumulator® and Accumulator® EliteSM contracts, (iv) any interest in the account for special dollar cost averaging through the date we receive your contract. Some states require that we refund the full amount of your contribution (not reflecting (i), (ii), (iii) or, if applicable, (iv) above). For any IRA contracts returned to us within seven days after you receive it, we are required to refund the full amount of your contribution. For Accumulator® PlusSM contracts, please note that you will forfeit the credit by exercising this right of cancellation.

We may require that you wait six months before you may apply for a contract with us again if:

•	you cancel your contract during the free look period; or

•	you change your mind before you receive your contract, whether we have received your contribution or not.

Please see “Tax information” later in this Prospectus for possible consequences of cancelling your contract.

In addition to the cancellation right described above, if you fully convert an existing traditional IRA contract to a Roth Conversion IRA contract or Flexible Premium Roth IRA contract, you may cancel your Roth Conversion IRA contract or Flexible Premium Roth IRA contract and return to a Rollover IRA contract or Flexible Premium IRA contract, whichever applies. Our processing office or your financial professional can provide you with the cancellation instructions.

47

2. Determining your contract’s value

Your account value and cash value

Your “account value” is the total value of the values you have in: (i) the variable investment options; (ii) the guaranteed interest account; (iii) market adjusted amounts in the fixed maturity options; (iv) for Accumulator® and Accumulator® EliteSM contracts, the account for special dollar cost averaging; and (v) the loan reserve account (applies for Rollover TSA contracts only).

Your contract also has a “cash value.” At any time before annuity payments begin, your contract’s cash value is equal to the account value less: (i) the total amount or a pro rata portion of the annual administrative charge as well as any optional benefit charges(1); (ii) any applicable withdrawal charge; and (iii) the amount of any outstanding loan plus accrued interest (applicable to Rollover TSA contracts only). Please see “Surrendering your contract to receive its cash value” in “Accessing your money” later in this Prospectus.

Your contract’s value in the variable investment options

Each variable investment option invests in shares of a corresponding Portfolio. Your value in each variable investment option is measured by “units.” The value of your units will increase or decrease as though you had invested it in the corresponding Portfolio’s shares directly. Your value, however will be reduced by the amount of the fees and charges that we deduct under the contract.

The unit value for each variable investment option depends on the investment performance of that option, less daily charges for:

(i)	mortality and expense risks;

(ii)	administrative expenses; and

(iii)	distribution charges.

On any day, your value in any variable investment option equals the number of units credited to that option, adjusted for any units purchased for or deducted from your contract under that option, multiplied by that day’s value for one unit. The number of your contract units in any variable investment option does not change unless they are:

(i)	increased to reflect additional contributions and, for Accumulator® PlusSM contracts, the credit;

(ii)	decreased to reflect a withdrawal (plus applicable withdrawal charges);

(iii)	increased to reflect transfer into, or decreased to reflect transfer out of, a variable investment option; or

(1)

Depending on when you purchased your contract, your account value will be reduced by a pro rata portion of the administrative charge only. See Appendix IX later in this Prospectus for more information.

(iv)	increased or decreased to reflect a transfer of your loan amount from or to the loan reserve account under a Rollover TSA contract.

In addition, if applicable, when we deduct the enhanced death benefit, guaranteed minimum income benefit, GPB Option 2, Principal ProtectorSM and/or Protection PlusSM benefit charges, the number of units credited to your contract will be reduced. Your units are also reduced when we deduct the annual administrative charge. A description of how unit values are calculated is found in the SAI.

Your contract’s value in the guaranteed interest option

Your value in the guaranteed interest account at any time will equal: your contributions and transfers to that option, plus interest, minus withdrawals out of the option, and charges we deduct.

Your contract’s value in the fixed maturity options

Your value in each fixed maturity option at any time before the maturity date is the market adjusted amount in each option, which reflects withdrawals out of the option and charges we deduct. This is equivalent to your fixed maturity amount increased or decreased by the market value adjustment. Your value, therefore, may be higher or lower than your contributions (less withdrawals) accumulated at the rate to maturity. At the maturity date, your value in the fixed maturity option will equal its maturity value, provided there have been no withdrawals or transfers.

Your contract’s value in the account for special dollar cost averaging

(For Accumulator® and Accumulator® EliteSM contracts only)

Your value in the account for special dollar cost averaging at any time will equal your contribution allocated to that option, plus interest, less the sum of all amounts that have been transferred to the variable investment options you have selected.

Effect of your account value falling to zero

Your account value will fall to zero and your contract will terminate without value if your account value is insufficient to pay any applicable charges when due. Your account value could become insufficient due to withdrawals and/or poor market performance. Upon such termination, you will lose your Guaranteed minimum income benefit, Guaranteed minimum death benefit and any other applicable guaranteed benefits, except as discussed below. If your account value is low, we strongly urge you to contact your financial professional or us to determine the appropriate course of

48

action prior to your next contract date anniversary. Your options may include stopping withdrawals or exercising your Guaranteed minimum income benefit on your next contract date anniversary. If your contract was issued in Maryland, you may be able to prevent termination of your contract by making a contribution under certain circumstances. Please call our processing office to determine if this applies to your contract.

We deduct guaranteed benefit and annual administrative charges from your account value on your contract date anniversary. If you elected the Guaranteed minimum income benefit, you can only exercise the benefit during the 30 day period following your contract date anniversary. Therefore, if your account value is not sufficient to pay fees on your next contract date anniversary, your contract will terminate without value and you will not have an opportunity to exercise your Guaranteed minimum income benefit unless the no lapse guarantee provision under your contract is still in effect.

See Appendix VIII later in this Prospectus for any state variations with regard to the termination of your contract.

Guaranteed minimum income benefit no lapse guarantee (not available under all contracts).  In certain circumstances, even if your account value falls to zero, your Guaranteed minimum income benefit will still have value. Please see “Contract features and benefits” earlier in this Prospectus for information on this feature.

Principal ProtectorSM (not available under all contracts).  If you elected Principal ProtectorSM and your account value falls to zero due to a GWB Excess withdrawal, we will terminate your contract and you will receive no payment or supplementary annuity contract, as discussed below, even if your GWB benefit base is greater than zero. If, however, your account value falls to zero, either due to a withdrawal or surrender that is not a GWB Excess withdrawal or due to a deduction of charges, please note the following:

•	If your GWB benefit base equals zero, we will terminate your contract and make no payment.

•

If your GWB benefit base is greater than zero but less than or equal to the balance of your GWB Annual withdrawal amount, if any, for that contract year, we will terminate your contract and pay you any remaining GWB benefit base.

•

If your GWB benefit base is greater than the balance of your remaining GWB Annual withdrawal amount, if any, for that contract year, we will pay you your GWB Annual withdrawal amount balance and terminate your contract, and we will pay you your remaining GWB benefit base as an annuity benefit, as described below.

•

If the Beneficiary continuation option is elected (not available in all states), and the account value falls to zero while there is a remaining GWB benefit base, we will make payments to the beneficiary as follows:

—	If the beneficiary had elected scheduled payments we will continue to make scheduled payments over remaining life expectancy until the GWB benefit base is zero, and the Principal ProtectorSM charge will no longer apply.

—

If the beneficiary had elected the “5-year rule” and the GWB benefit base is greater than the remaining GWB Annual withdrawal amount, if any, for that contract year, we will pay the beneficiary the GWB Annual withdrawal amount balance. We will continue to pay the beneficiary the remaining GWB Annual withdrawal amount each year until the GWB benefit base equals zero, or the contract terminates at the end of the fifth contract year, whichever comes first. Any remaining GWB benefit base at the end of the fifth contract year will terminate without value.

Annuity Benefit.  If the contract terminates and the remaining GWB benefit base is to be paid in installments, we will issue you an annuity benefit contract and make annual payments equal to your GWB Annual withdrawal amount on your contract date anniversary beginning on the next contract date anniversary, until the cumulative amount of such payments equals the remaining GWB benefit base (as of the date the contract terminates). The last installment payment may be smaller than the previous installment payments in order for the total of such payments to equal the remaining GWB benefit base.

The annuity benefit supplemental contract will carry over the same owner, annuitant and beneficiary as under your contract. If you die before receiving all of your payments, we will make any remaining payments to your beneficiary. The charge for Principal ProtectorSM will no longer apply.

If at the time of your death the GWB Annual withdrawal amount was being paid to you as an annuity benefit, your beneficiary may not elect the Beneficiary continuation option.

Termination of your contract

Your contract, including any guaranteed benefits you have elected, will terminate for any of the following reasons:

•	You surrender your contract. See “Surrendering your contract to receive its cash value” in Accessing your money” for more information.

•	You annuitize your contract. See “Your annuity payout options” in “Accessing your money” for more information.

•

Your contract reaches its maturity date, which will never be later than the contract date anniversary following your 95th birthday, at which time the contract must be annuitized or paid out in a lump sum. See “Your Annuity maturity date” in “Accessing your money” later in this Prospectus.

•	Your account value is insufficient to pay any applicable charges when due. See “Effect of your account value falling to zero” earlier in this section for more information.

49

3. Transferring your money among investment options

Transferring your account value

At any time before the date annuity payments are to begin, you can transfer some or all of your account value among the variable investment options, subject to the following:

•	You may not transfer to a fixed maturity option that has a rate to maturity of 3% or less.

•

If the annuitant is age 76-80, you must limit your transfers to fixed maturity options with maturities of seven years or less. If the annuitant is age 81 or older, you must limit your transfers to fixed maturity options of five years or less. We will not accept allocations to a fixed maturity option if on the date the contribution or transfer is to be applied, the rate to maturity is 3%. Also, the maturity dates may be no later than the date annuity payments are to begin.

•	If you make transfers out of a fixed maturity option other than at its maturity date, the transfer may cause a market value adjustment and affect your GPB.

•

A transfer into the guaranteed interest option will not be permitted if such transfer would result in more than 25% of the annuity account value being allocated to the guaranteed interest option, based on the annuity account value as of the previous business day. If you are an existing contract owner, this restriction may not apply. See Appendix IX later in this Prospectus for contract variations.

•	No transfers are permitted into the Special 10 year fixed maturity option (if available).

•	For Accumulator® and Accumulator® EliteSM contracts, you may not transfer any amount to the account for special dollar cost averaging.

•	For Accumulator® SelectSM contracts, you may not transfer any amount to the 12 month dollar cost averaging program.

In addition, we reserve the right to restrict transfers among variable investment options, including limitations on the number, frequency or dollar amount of transfers. Our current transfer restrictions are set forth in the “Disruptive transfer activity” section below.

The maximum amount that may be transferred from the guaranteed interest option to any investment option (including amounts transferred pursuant to the fixed-dollar option, the interest sweep option and dollar cost averaging programs described under “Allocating your contributions” in “Contract features and benefits” earlier in this Prospectus) in any contract year is the greatest of:

(a)	25% of the amount you have in the guaranteed interest option on the last day of the prior contract year; or
(b)	the total of all amounts transferred at your request from the guaranteed interest option to any of the Investment options in the prior contract year; or

(c)	25% of amounts transferred or allocated to the guaranteed interest option during the current contract year.

From time to time, we may remove the restrictions regarding transferring amounts out of the guaranteed interest option. If we do so, we will tell you. We will also tell you at least 45 days in advance of the day we intend to reimpose the transfer restrictions. When we reimpose the transfer restrictions, if any dollar cost averaging transfer out of the guaranteed interest option causes a violation of the 25% outbound restriction, that dollar cost averaging program will be terminated for the current contract year. A new dollar cost averaging program can be started in the next or subsequent contract years.

You may request a transfer in writing (using our specific form) through Online Account Access. You must send in all written transfer requests on the specific form we provide directly to our processing office. We will confirm all transfers in writing.

Please see “Allocating your contributions” in “Contract features and benefits” for more information about your role in managing your allocations.

Our administrative procedures for calculating your Roll-Up benefit base following a transfer

As explained under “6% (or 5%) Roll-Up to age 85 (used for the 6% Roll-Up to age 85 enhanced death benefit AND the Greater of 6% (or 5%) Roll-Up to age 85 enhanced death benefit or the Annual Ratchet to age 85 enhanced death benefit AND for the Guaranteed minimum income benefit)” earlier in the Prospectus, the higher Roll-Up rate (5% or 6%, or 4% in Washington) applies with respect to most investment options, and, for Accumulator® and Accumulator® EliteSM contracts, amounts in the account for special dollar cost averaging but a lower Roll-Up rate (3%) applies with respect to the EQ/Intermediate Government Bond option, the EQ/Money Market option (for Accumulator® SelectSM contracts, not including any amounts allocated to the 12 month dollar cost averaging program), the fixed maturity options, the Special 10 year fixed maturity option (if applicable), the guaranteed interest option and the loan reserve account under Rollover TSA (the “lower Roll-Up rate options”). The other investment options, to which the higher rate applies, are referred to as the “higher Roll-Up rate options”. For more information about Roll-Up rates applicable in various states and for various contract versions, see Appendices VIII and IX.

Your Roll-Up benefit base is comprised of two segments, representing that portion of your benefit base, if any, that rolls up at

50

the higher rate and the other portion that is rolling up at 3%. If you transfer account value from a higher Roll-Up rate option to a lower Roll-Up rate option, all or a portion of your benefit base will transfer from the higher rate benefit base segment to the lower rate benefit base segment. Similarly, if you transfer account value from a lower Roll-Up rate option to a higher Roll-Up rate option, all or a portion of your benefit base will transfer from the lower rate segment to the higher rate segment. To determine how much to transfer from one Roll-Up benefit base segment to the other Roll-Up benefit base segment, we use a dollar-for-dollar calculation.

This means that we generally transfer an amount from one Roll-Up benefit base segment to the other Roll-Up benefit base segment in the same dollar amount as the transfer of account value. The effect of a transfer on your benefit base will vary depending on your particular circumstances.

•

For example, if your account value is $45,000 and has always been invested in the higher Roll-Up rate options, and your benefit base is $30,000 and is all rolling up at the higher rate, and you transfer $15,000 of your account value to the EQ/Money Market variable investment option (a lower Roll-Up rate option), then we will transfer $15,000 from the higher rate benefit base segment to the lower rate benefit base segment. Therefore, immediately after the transfer, of your $30,000 benefit base, $15,000 will continue to roll-up at the higher rate and $15,000 will roll-up at the lower rate.

•

For an additional example, if your account value is $30,000 and has always been invested in lower Roll-Up rate options, and your benefit base is $45,000 and is all rolling up at the lower rate, and you transfer $15,000 of your account value (which is entirely invested in lower Roll-Up rate options) to a higher Roll-Up rate option, then we will transfer $15,000 of your benefit base from the lower rate benefit base segment to the higher rate benefit base segment. Therefore, immediately after the transfer, of your $45,000 benefit base, $15,000 will continue to roll-up at the higher rate and $30,000 will roll-up at the lower rate.

•

Similarly, using the same example as immediately above, if you transferred all of your account value ($30,000) to a higher Roll-Up rate option, $30,000 will be transferred to the higher rate benefit base segment. Immediately after the transfer, of your $45,000 benefit base, $30,000 will roll-up at the higher rate and $15,000 will continue to roll-up at the lower rate. Therefore, it is possible that some of your benefit base will roll-up at the lower rate even after you transfer all of your account value to the higher Roll-Up rate options.

If you request withdrawals using our Dollar-for-Dollar Withdrawal Service and indicate you want to preserve your roll-up benefit base, the service will automatically account for any differing roll-up rates among your investment options. See “Dollar-for-dollar withdrawal service” in “Accessing your money” later in this Prospectus. Whether you request withdrawals through our Dollar-for-Dollar service or without using that service, you should consider the impact on any withdrawals on your benefit bases. See “How withdrawals (and transfers out of the 10 year fixed maturity option) affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Guaranteed principal benefit option 2” in “Accessing your money” later in this Prospectus.

Disruptive transfer activity

You should note that the contract is not designed for professional “market timing” organizations, or other organizations or individuals engaging in a market timing strategy. The contract is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a Portfolio to maintain larger amounts of cash or to liquidate Portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a Portfolio may have to sell its holdings to have the cash necessary to redeem the market timer’s investment. This can happen when it is not advantageous to sell any securities, so the Portfolio’s performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a Portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of Portfolio investments may impede efficient Portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of Portfolio securities. Similarly, a Portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than Portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting Portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how Portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do

51

not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all contract owners.

We offer investment options with underlying portfolios that are part of EQ Premier VIP Trust and EQ Advisors Trust (together, “the trusts”). The trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of Portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each Portfolio on a daily basis. On any day when a Portfolio’s net inflows or outflows exceed an established monitoring threshold, the trust obtains from us contract owner trading activity. The trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity. Each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its Portfolios. Please see the prospectuses for the trusts for more information.

As of the date of this Prospectus, we do not offer investment options with underlying portfolios that are part of an outside trust (an “unaffiliated trust”). Should we offer such investment options in the future, each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity, which would be disclosed in the unaffiliated trust prospectus. If an unaffiliated trust advises us that there may be disruptive activity from one of our contract owners, we will work with the unaffiliated trust to review contract owner trading activity. Any such unaffiliated trust would also have the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios.

When a contract is identified in connection with potentially disruptive transfer activity for the first time, a letter is sent to the contract owner explaining that there is a policy against disruptive transfer activity and that if such activity continues certain transfer privileges may be eliminated. If and when the contract owner is identified a second time as engaged in potentially disruptive transfer activity under the contract, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected contract. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all contract owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by contract owners. As of the date of this Prospectus, no trust available under the contract had implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the contract owner.

Contract owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, contract owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some contract owners may be treated differently than others, resulting in the risk that some contract owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.

Rebalancing your account value

We offer rebalancing, which you can use to automatically reallocate your account value among your investment options. We currently offer two options: “Option I” and “Option II.” Option I allows you to rebalance your account value among the variable investment options. Option II allows you to rebalance among the variable investment options and the guaranteed interest option. Under both options, rebalancing is not available for amounts you have allocated to the fixed maturity options.

To enroll in one of our rebalancing programs, you must notify us in writing or through Online Account Access and tell us:

(a)	the percentage you want invested in each investment option (whole percentages only), and

(b)	how often you want the rebalancing to occur (quarterly, semiannually, or annually on a contract year basis)

Rebalancing will occur on the same day of the month as the contract date. If a contract is established after the 28th, rebalancing will occur on the first business day of the month following the contract issue date.

You may elect or terminate the rebalancing program at any time. You may also change your allocations under the program at any time. Once enrolled in the rebalancing program, it will remain in effect until you instruct us in writing to terminate the program. Requesting an investment option transfer while enrolled in our rebalancing program will not automatically change your allocation instructions for rebalancing your account value. This means that upon the next scheduled rebalancing, we will transfer amounts among your investment options pursuant to the allocation instructions previously on file for your program. Changes to your allocation instructions for the rebalancing program (or termination of your enrollment in the program) must be in writing and sent to our Processing Office. Termination requests can also be made online through Online Account Access. See “How to reach us” in “The Company” earlier in this Prospectus. There is no charge for the rebalancing feature.

52

Rebalancing does not assure a profit or protect against loss. You should periodically review your allocation percentages as your needs change. You may want to discuss the rebalancing program with your financial professional before electing the program.

While your rebalancing program is in effect, we will transfer amounts among the investment options so that the percentage of your account value that you specify is invested in each option at the end of each rebalancing date.

If you select Option II, you will be subject to our rules regarding transfers between the guaranteed interest option and the variable investment options. These rules are described in “Transferring your account value” earlier in this section. Under Option II, a transfer into or out of the guaranteed interest option to initiate the rebalancing program will not be permitted if such transfer would violate these rules. If this occurs, the rebalancing program will not go into effect.

You may not elect Option II if you are participating in any dollar cost averaging program. You may not elect Option I if you are participating in general dollar cost averaging or, for Accumulator® SelectSM contracts, in 12 month dollar cost averaging.

53

4. Accessing your money

Withdrawing your account value

You have several ways to withdraw your account value before annuity payments begin. The table below shows the methods available under each type of contract. More information follows the table. If you withdraw more than 90% of your contract’s current cash value, we will treat it as a request to surrender your contract for its cash value. See “Surrendering your contract to receive its cash value” below. For the potential tax consequences of withdrawals, see “Tax information” later in this Prospectus.

All withdrawals reduce your account value on a dollar for dollar basis. The impact of withdrawals on your guaranteed benefits is described in “How withdrawals (and transfers out of the Special 10 year fixed maturity option) affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Guaranteed principal benefit option 2” and ‘‘How withdrawals affect Principal Protector” later in this section. Withdrawals can potentially cause your contract to terminate, as described in “Effect of your account value falling to zero’’ in ‘‘Determining your contract’s value’’ earlier in this Prospectus.

Method of withdrawal
Contract	Partial	Syste- matic	Pre-age 59 1/2 sub- stantially equal	Lifetime required minimum distribu- tion
NQ	Yes	Yes	No	No
Rollover IRA	Yes	Yes	Yes	Yes
Flexible Premium IRA(1)	Yes	Yes	Yes	Yes
Roth Conversion IRA	Yes	Yes	Yes	No
Flexible Premium Roth IRA(1)	Yes	Yes	Yes	No
Inherited IRA	No	No	No	(2)
QP(3)	Yes	No	No	No
Rollover TSA(4)	Yes	Yes	No	Yes
(1)	Flexible Premium IRA contracts and Flexible Premium Roth IRA contracts are only available with Accumulator® contracts.
(2)

The contract pays out post-death required minimum distributions. See “Inherited IRA beneficiary continuation contract” in “Contract features and benefits” earlier in this Prospectus. Inherited IRA contracts are not available with Accumulator® PlusSM contracts.

(3)

All payments are made to the plan trust as the owner of the contract. See “Appendix II: Purchase considerations for QP contracts” later in this Prospectus. QP contracts are not available with Accumulator® SelectSM contracts.

(4)

Employer or plan approval is required for all transactions. Your ability to take withdrawals or loans from, or surrender your TSA contract may be limited. See Appendix X —”Tax Sheltered Annuity contracts (TSAs)” later in this Prospectus.

All requests for withdrawals must be made on a specific form that we provide. Please see “How to reach us” under “The Company” earlier in this Prospectus for more information.

Dollar-for-dollar withdrawal service

If you have at least one guaranteed benefit where withdrawals reduce the benefit base on a dollar-for-dollar basis, you may request a one-time lump sum or systematic withdrawal through our Dollar-for-Dollar Withdrawal Service. Withdrawals under this automated withdrawal service will never result in a pro-rata reduction of the guaranteed benefit base, and will never terminate the no-lapse guarantee if your contract had the no-lapse guarantee prior to utilizing this service and provided that you do not take any withdrawals outside the service. Systematic withdrawals set up using the Dollar-for-Dollar Withdrawal Service adjust automatically to account for financial transactions that may otherwise have an adverse impact on your guaranteed benefits, and, for certain types of withdrawals, adjust automatically to increase the withdrawal amount.

Withdrawals under the Dollar-for-Dollar Withdrawal Service will continue, even if your account value is low, until you terminate the service by notifying us in writing. If your account value is low and you have guaranteed benefits, you should consider ending the Dollar-for-Dollar Withdrawal Service. Except in certain circumstances, if your account value falls to zero, your contract and any guaranteed benefits will be terminated. See “Effect of your account value falling to zero” in “Determining your contract’s value” earlier in this Prospectus.

You may use the Dollar-for-Dollar Withdrawal Service to elect a one-time lump sum withdrawal or to enroll in systematic withdrawals at monthly, quarterly, or annual intervals. If you take withdrawals using this service, you must choose whether you want your withdrawal to be calculated to: (i) preserve the Roll-up benefit base as of the last contract date anniversary (or the benefit base as of the withdrawal transaction date); or (ii) take the full dollar-for-dollar withdrawal amount available under the contract to avoid a pro-rata reduction of the guaranteed benefit base.

•

Roll-up benefit base preservation: You can request a withdrawal that will preserve the Roll-up benefit base as of the last contract anniversary or the withdrawal transaction date. In general, this amount will be less than the Roll-up rate times the last contract date anniversary benefit base. This calculation results from the fact that the Roll-up benefit base rolls up daily. If a withdrawal is taken on any day prior to the last day of the contract year, the daily roll-up rate will be applied going forward to the reduced benefit base. Therefore, the benefit base

54

is only fully increased by an annual amount that equals the roll-up rate times the prior contract date anniversary benefit base if there have been no withdrawals during that year.

Because the Roll-up benefit base no longer rolls up after age 85, any withdrawals you take after age 85 will always reduce your benefit base. If you wish to preserve your benefit base, you must stop taking withdrawals after age 85. For more information about the impact of withdrawals on your guaranteed benefits after age 85, see ‘‘How withdrawals (and transfers out of the Special 10 year fixed maturity option) affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Guaranteed principal benefit option 2’’ in “Accessing your money.”

•

Full dollar-for-dollar: You can request to withdraw the full dollar-for-dollar withdrawal amount. Full dollar-for-dollar withdrawals reduce the guaranteed benefit base and cause the value of the benefit base on the next contract date anniversary to be lower than the prior contract date anniversary, assuming no additional contributions or resets have occurred. In general, taking full dollar-for-dollar withdrawals will cause a reduction to the guaranteed benefit base over time and decrease the full dollar-for-dollar withdrawal amount available in subsequent contract years. The reduction in dollar-for-dollar amounts is due to amounts being withdrawn prior to earning the full year’s annual compounded Roll-up rate. Although the benefit base will reduce over time, full dollar-for-dollar withdrawals taken through the service always reduce the benefit base in the amount of the withdrawal and never more than the withdrawal amount.

If you are over age 85, your Roll-up benefit base is no longer credited with the annual roll-up rate, so even withdrawals based on the full dollar-for-dollar calculation will significantly reduce the value of your benefit. Every withdrawal you take will permanently reduce your Roll-up benefit base by at least the full amount of the withdrawal.

If you request a withdrawal calculation that preserves your roll up benefit base, the Dollar-for-Dollar Withdrawal Service adjusts for investment options to which a 3% Roll-up rate applies (the EQ/Money Market option except amounts allocated to the account for special money market dollar cost averaging (if applicable), the fixed maturity options, the guaranteed interest option, and the loan reserve account under Rollover TSA) (the “lower Roll-up options”). If you want to preserve your roll up benefit base and you elected a guaranteed benefit that provides a 5% (or greater) roll-up, allocations of account value to any lower Roll-up option will generally reduce the amount of withdrawals under the Dollar-for-Dollar Withdrawal Service.

We will make the withdrawal on any day of the month that you select as long as it is not later than the 28th day of the month. However, you must elect a date that is more than three calendar days prior to your contract date anniversary.

There is no charge to use the Dollar-for-Dollar Withdrawal Service. Currently, we do not charge for quotes from the Dollar-for-Dollar Withdrawal Service but reserve the right to charge for such quotes upon advance notice to you. Please speak with your financial professional or call us for additional information about the Dollar-for-Dollar Withdrawal Service.

Partial withdrawals

(All contracts)

You may take partial withdrawals from your account value at any time. (Rollover TSA contracts may have restrictions and employer or plan approval is required.) The minimum amount you may withdraw is $300.

Except for Accumulator® SelectSM contracts, partial withdrawals will be subject to a withdrawal charge if they exceed the 10% free withdrawal amount (see “10% free withdrawal amount” in “Charges and expenses” later in this Prospectus). If you already own your contract, the applicable free withdrawal percentage may be higher. See Appendix IX later in this Prospectus for the free withdrawal amount that applies to your contract. Under Rollover TSA contracts, if a loan is outstanding, you may only take partial withdrawals as long as the cash value remaining after any withdrawal equals at least 10% of the outstanding loan plus accrued interest.

Systematic withdrawals

(All contracts except Inherited IRA and QP contracts)

You may take systematic withdrawals of a particular dollar amount or a particular percentage of your account value. (Rollover TSA contracts may have restrictions and employer or plan approval is required.)

You may take systematic withdrawals on a monthly, quarterly or annual basis as long as the withdrawals do not exceed the following percentages of your account value: 0.8% monthly, 2.4% quarterly and 10% annually. The minimum amount you may take in each systematic withdrawal is $250. If the amount withdrawn would be less than $250 on the date a withdrawal is to be taken, we will not make a payment and we will terminate your systematic withdrawal election. If you already own your contract, the applicable percentages may be higher. See Appendix IX later in this Prospectus for information on what applies to your contract.

For contracts other than Accumulator® SelectSM contracts, if the withdrawal charges on your contract have expired, you may elect a systematic withdrawal option in excess of percentages described in the preceding paragraph, up to 100% of your account value. However, if you elect a systematic withdrawal option in excess of these limits, and make a subsequent contribution to your contract, the systematic withdrawal option will be terminated. You may then elect a new systematic withdrawal option within the limits described in the preceding paragraph.

If you have guaranteed benefits based on a Roll-up benefit base and your aggregate systematic withdrawals during any contract year exceed your Roll-Up rate multiplied by your guaranteed benefit base as of your most recent contract

55

date anniversary (or in the first contract year, multiplied by all contributions received in the first 90 days), your benefit base will be reduced on a pro rata basis. See “How withdrawals affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Principal guarantee benefits” later in this section.

If you elect our systematic withdrawal program, you may request to have your withdrawals made on any day of the month, subject to the following restrictions:

•	you must select a date that is more than three calendar days prior to your contract date anniversary; and

•	you cannot select the 29th, 30th or 31st.

If you do not select a date, we will make the withdrawals the same day of the month as the day we receive your request to elect the program, subject to the same restrictions listed above.

You must wait at least 28 days after your contract is issued before your systematic withdrawals can begin. You must elect a date that is more than three calendar days prior to your contract date anniversary.

You may elect to take systematic withdrawals at any time.

You may change the payment frequency, or the amount or percentage of your systematic withdrawals, once each contract year. However, you may not change the amount or percentage in any contract year in which you have already taken a partial withdrawal. You can cancel the systematic withdrawal option at any time.

For contracts other than Accumulator® SelectSM contracts, systematic withdrawals are not subject to a withdrawal charge, except to the extent that, when added to a partial withdrawal previously taken in the same contract year, the systematic withdrawal exceeds the 10% free withdrawal amount. This option is not available if you have elected a guaranteed principal benefit — this restriction may not apply to certain contract owners, depending on when you purchased your contract. See Appendix IX later in this Prospectus for more information.

If you are over age 85, your Annual Ratchet to age 85, 6% Roll-up to age 85 and “Greater of” death benefit bases will no longer be eligible to increase. Any withdrawals after your 85th birthday will permanently reduce the value of your benefit.

Substantially equal withdrawals

(All contracts except QP contracts, NQ contracts, Inherited IRA contracts, and Rollover TSA contracts)

We offer our “substantially equal withdrawals option” to allow you to receive distributions from your account value without triggering the 10% additional federal income tax penalty, which normally applies to distributions made before age 59 1/2. Substantially equal withdrawals are also referred to as “72(t) exception withdrawals”. See “Tax information” later in this Prospectus. We use one of the IRS-approved methods for doing this; this is not the exclusive method of meeting this exception. After consultation with your tax adviser, you may decide to use another method which would require you to compute amounts yourself and request partial withdrawals. In such a case, a withdrawal charge may apply. Once you begin to take substantially equal withdrawals, you should not (i) stop them; (ii) change the pattern of your withdrawals for example, by taking an additional partial withdrawal; or (iii) contribute any more to the contract until after the later of age 59 1/2 or five full years after the first withdrawal. If you alter the pattern of withdrawals, you may be liable for the 10% federal tax penalty that would have otherwise been due on prior withdrawals made under this option and for any interest on the delayed payment of the penalty.

If you have guaranteed benefits based on a Roll-up benefit base and your aggregate substantially equal withdrawals during any contract year exceed your Roll-Up rate multiplied by your guaranteed benefit base as of your most recent contract date anniversary, your benefit base will be reduced on a pro rata basis. See “How withdrawals (and transfers out of the Special 10 year fixed maturity option) affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Guaranteed principal benefit option 2” later in this section.

In accordance with IRS guidance, an individual who has elected to receive substantially equal withdrawals may make a one time change, without penalty, from one of the IRS-approved methods of calculating fixed payments to another IRS-approved method (similar to the required minimum distribution rules) of calculating payments which vary each year.

You may elect to take substantially equal withdrawals at any time before age 59 1/2. We will make the withdrawal on any day of the month that you select as long as it is not later than the 28th day of the month. However, you must elect a date that is more than three calendar days prior to your contract date anniversary. We will calculate the amount of your substantially equal withdrawals using the IRS-approved method we offer. The payments will be made monthly, quarterly or annually as you select. These payments will continue until (i) we receive written notice from you to cancel this option; (ii) you take an additional partial withdrawal; or (iii) you contribute any more to the contract. You may elect to start receiving substantially equal withdrawals again, but the payments may not restart in the same calendar year in which you took a partial withdrawal or added amounts to the contract. We will calculate the new withdrawal amount.

For contracts other than Accumulator® SelectSM contracts, substantially equal withdrawals that we calculate for you are not subject to a withdrawal charge, except to the extent that, when added to a partial withdrawal previously taken in the same contract year, the substantially equal withdrawal exceeds the free withdrawal amount (see “10% free withdrawal amount” in “Charges and expenses” later in this Prospectus).

Depending on when you purchased your contract, this option may not be available if you have elected a guaranteed principal

56

benefit. If you are an existing contract owner, this restriction may not apply to all contract owners. See Appendix IX later in this Prospectus for contract variations.

If you are over age 85, your Annual Ratchet to age 85, 6% Roll-up to age 85 and “Greater of” death benefit bases will no longer be eligible to increase. Any withdrawals after your 85th birthday will permanently reduce the value of your benefit.

Lifetime required minimum distribution withdrawals

(Rollover IRA, Flexible Premium IRA and Rollover TSA contracts only — See “Tax information” and Appendix X later in this Prospectus)

We offer our “automatic required minimum distribution (RMD) service” to help you meet lifetime required minimum distributions under federal income tax rules. This is not the exclusive way for you to meet these rules. After consultation with your tax adviser, you may decide to compute required minimum distributions yourself and request partial withdrawals. In such a case, a withdrawal charge may apply.

Before electing this account based withdrawal option, you should consider whether annuitization might be better in your situation. If you have elected certain additional benefits, such as a Guaranteed minimum death benefit based on a Roll-up benefit base or Guaranteed minimum income benefit, and amounts withdrawn from the contract to meet RMDs exceed your Roll-Up rate multiplied by your guaranteed benefit base as of your most recent contract date anniversary, your benefit base will be reduced on a pro rata basis and could result in a guaranteed benefit base reduction that is greater than the withdrawal amount. If you are over age 85, your Annual Ratchet to age 85, 6% Roll-up to age 85 and “Greater of” death benefit bases will no longer be eligible to increase. Any withdrawals after your 85th birthday will permanently reduce the value of your benefit. See “How withdrawals (and transfers out of the Special 10 year fixed maturity option) affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Guaranteed principal benefit option 2” later in this section.

Also, the actuarial present value of additional contract benefits must be added to the account value in calculating required minimum distribution withdrawals from annuity contracts funding TSAs and IRAs, which could increase the amount required to be withdrawn. Please refer to “Tax information” and Appendix X later in this Prospectus.

Under legislation enacted at the end of 2019:

•	If your birthdate is June 30, 1949 or earlier, you may elect our “automatic required minimum distribution (RMD) service” in the year in which you reach age 70 1/2, or in any later year.

•	If your birthdate is July 1, 1949 or later, you may elect our “automatic required minimum distribution (RMD) service” in the year in which you reach age 72, or in any later year.

See the discussion of lifetime required minimum distributions under “Tax Information” later in this Prospectus.

The minimum amount we will pay out is $250. Currently, minimum distribution withdrawal payments will be made annually. See “Required minimum distributions” in “Tax information” and Appendix X later in this Prospectus for your specific type of retirement arrangement.

For Rollover IRA, Flexible Premium IRA, and Rollover TSA contracts, we will send a form outlining the distribution options available in the year you reach age 72 (or age 70 1/2 if applicable) (if you have not begun your annuity payments before that time).

For contracts other than Accumulator® SelectSM contracts, we do not impose a withdrawal charge on minimum distribution withdrawals taken through our automatic RMD service except if, when added to a partial withdrawal previously taken in the same contract year, the minimum distribution withdrawal exceeds the 10% free withdrawal amount.

Under Rollover TSA contracts, you may not elect our automatic RMD service if a loan is outstanding.

For contracts with Principal ProtectorSM.  If you elected Principal ProtectorSM, provided no other withdrawals are taken during a contract year in which you participate in our Automatic RMD service, an automatic withdrawal using our service will not cause a GWB Excess withdrawal, even if it exceeds your GWB Annual withdrawal amount. If you take any other withdrawal while you participate in the service, however, this GWB Excess withdrawal exception terminates permanently. In order to take advantage of this exception, you must elect and maintain participation in our Automatic RMD service at your required beginning date, or the contract date, if your required beginning date has occurred before the contract was purchased. See “Principal ProtectorSM” in “Contract features and benefits” earlier in this Prospectus for further information.

How withdrawals are taken from your account value

Unless you specify otherwise, we will subtract your withdrawals on a pro rata basis from your value in the variable investment options and the guaranteed interest account. If there is insufficient value or no value in the variable investment options and the guaranteed interest account, any additional amount of the withdrawal required or the total amount of the withdrawal will be withdrawn from the fixed maturity options (other than the Special 10 year fixed maturity option, if applicable), in the order of the earliest maturity date(s) first. For Accumulator® and Accumulator® EliteSM contracts, if the fixed maturity option amounts are insufficient, we will deduct all or a portion of the withdrawal from the account for special dollar cost averaging. If such amounts are still insufficient, we will deduct any remaining portion from the Special 10 year fixed maturity option (if applicable). A market value adjustment will apply to withdrawals from the fixed maturity options (including the Special 10 year fixed maturity option).

57

You may choose to have your systematic withdrawals or your substantially equal withdrawals taken from specific variable investment options and/or the guaranteed interest option. If you choose specific variable investment options and/or the guaranteed interest option, and the value in those selected option(s) drops below the requested withdrawal amount, the requested amount will be taken on a pro rata basis from all investment options on the business day after the withdrawal was scheduled to occur. All subsequent scheduled withdrawals will be processed on a pro rata basis on the business day you initially elected.

How withdrawals (and transfers out of the Special 10 year fixed maturity option) affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Guaranteed principal benefit option 2

Pro rata withdrawal — A withdrawal that reduces your guaranteed benefit base amount on a pro rata basis. Reduction on a pro rata basis means that we calculate the percentage of the current account value that is being withdrawn and we reduce the benefit base by that percentage. The following example shows how a pro rata withdrawal can reduce your guaranteed benefit base by more than the amount of the withdrawal: Assume your account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your account value. If your guaranteed benefit base is $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 × .40) to $24,000 ($40,000 – $16,000) after the withdrawal.

If your account value is greater than your benefit, a withdrawal will result in a reduction of your benefit that will be less than the withdrawal. For example, if your account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your account value. If your benefit was $20,000 before the withdrawal, it would be reduced by $8,000 ($20,000 X .40) and your new benefit after the withdrawal would be $12,000 ($20,000 – $8,000).

Transfers out of the Special 10 year fixed maturity option will reduce GPB Option 2 on a pro rata basis. In addition, if you make a contract withdrawal from the Special 10 year fixed maturity option, we will reduce your GPB Option 2 in a similar manner; however, the reduction will reflect both a transfer out of the Special 10 year fixed maturity option and a withdrawal from the contract. Therefore, the reduction in GPB Option 2 is greater when you take a contract withdrawal from the Special 10 year fixed maturity option than it would be if you took the withdrawal from another investment option.

Similar to the example above, if your account value is $30,000 and you withdraw $12,000 from the Special 10 year fixed maturity option, you have withdrawn 40% of your account value. If your GPB Option 2 benefit was $40,000 before the withdrawal, the reduction to reflect the transfer out of the Special 10 year fixed maturity option would equal $16,000 ($40,000 x .40). The amount used to calculate the reduction to reflect the withdrawal from the contract is $24,000 ($40,000 – $16,000). The reduction to reflect the withdrawal would equal

$9,600 ($24,000 x .40), and your new benefit after the withdrawal would be $14,400 ($24,000 – $9,600).

For purposes of calculating the adjustment to your guaranteed benefits, the amount of the withdrawal will include the amount of any applicable withdrawal charge. Using the example above, the $12,000 withdrawal would include the withdrawal amount paid to you and the amount of any applicable withdrawal charge deducted from your account value. For more information on the calculation of the charge, see “Withdrawal charge” later in the Prospectus.

With respect to the Guaranteed minimum income benefit, the Greater of 6% Roll-Up to age 85 or the Annual Ratchet to age 85 enhanced death benefit and the 6% Roll-Up to age 85 death benefit, withdrawals (including any applicable withdrawal charges) will reduce each of the benefits’ 6% Roll-Up to age 85 benefit base on a dollar-for-dollar basis, as long as the sum of withdrawals in a contract year is 6% or less of the 6% Roll-Up benefit base on the most recent contract date anniversary. Additional contributions made during the contract year do not affect the amount of the withdrawals that can be taken on a dollar-for-dollar basis in that contract year. Once a withdrawal is taken that causes the sum of withdrawals in a contract year to exceed 6% of the benefit base on the most recent anniversary, that entire withdrawal and any subsequent withdrawals in that same contract year will reduce the benefit base pro rata. Reduction on a dollar-for-dollar basis means that your 6% Roll-Up to age 85 benefit base will be reduced by the dollar amount of the withdrawal for each Guaranteed benefit. The Annual Ratchet to age 85 benefit base will always be reduced on a pro rata basis.

The effect of withdrawals on your Guaranteed minimum income benefit and Guaranteed minimum death benefit (including the Greater of 5% Roll-Up to age 85 or the Annual Ratchet to age 85 enhanced death benefit) may be different. See Appendix IX later in this Prospectus for information on what applies to your contract.

If you elected a guaranteed benefit that provides a 5% (or greater) roll-up, all or a portion of your Roll-up to age 85 benefit base may be rolling up at 3%, if all or a portion of your account value is currently allocated to one or more investment options to which a 3% roll-up rate applies. For more information about those investment options and the impact of transfer among investment options on your Roll-up to age 85 benefit base, see “Guaranteed minimum death benefit and Guaranteed minimum income benefit base” in “Contract features and benefits” earlier in this Prospectus and “Our administrative procedures for calculating your Roll-up benefit base following a transfer” in “Transferring your money among investment options” earlier in this Prospectus.

Preserving your Roll-up benefit base. If you are interested in withdrawals that preserve the Roll-up to age 85 benefit base as of the last contract anniversary or the withdrawal transaction date, or withdrawals that are equal to the full amount of the available dollar-for-dollar withdrawal, you should use our Dollar-for-Dollar Withdrawal Service. See

58

“Dollar-for-dollar withdrawal service” in “Accessing your money” earlier in this Prospectus. The service adjusts for various factors in the calculation of a withdrawal, including the fact that the roll-up rate is applied on a daily basis (which means that if a withdrawal is taken on any day prior to the last day of the contract year, the roll-up rate will be applied going forward from the day of the withdrawal to a reduced benefit base) and the fact that the 3% Roll-up rate may apply to all or a portion of the benefit base. If you do not use the Dollar-for-Dollar Withdrawal Service, you may reduce your benefits more than you intend.

Withdrawals after age 85. If you are over age 85, your Annual Ratchet to age 85, 6% Roll-up to age 85 and “Greater of” death benefit bases will no longer be eligible to increase. Any withdrawals after your 85th birthday will permanently reduce the value of your benefit. As a result, if you have a Guaranteed minimum death benefit based on a Roll-up to age 85 benefit base:

•	You can no longer take withdrawals and preserve the benefit base.

•	You should stop taking withdrawals if you wish to maintain the value of the benefit.

•

If you want to continue taking withdrawals, you can ensure that those withdrawals will reduce your benefit base on a dollar-for-dollar rather than pro rata basis by enrolling in the full dollar-for-dollar withdrawal service. See “Dollar-for-dollar withdrawal service” in “Accessing your money.”

•

The maximum amount you are able to withdraw each year without triggering a pro rata reduction in your benefit base will decrease. If you do not enroll in the full dollar-for-dollar withdrawal service and want to ensure that your withdrawals reduce your benefit base on a dollar-for-dollar basis, you should make sure that the sum of your withdrawals in a contract year is equal to or less than the value of the applicable Roll-up rate times your benefit base on your most recent contract date anniversary.

If you have the Annual Ratchet to age 85 death benefit, the Annual Ratchet to age 85 benefit base is always reduced pro rata by withdrawals, regardless of your age. However, like the Roll-up benefit base, the Annual Ratchet to age 85 benefit base will no longer be eligible to increase. It will be permanently reduced by all withdrawals.

Low account value. Due to withdrawals and/or poor market performance, your account value could become insufficient to pay any applicable charges when due. This will cause your contract to terminate and could cause you to lose your Guaranteed minimum income benefit and any other guaranteed benefits. Please see “Effect of your account value falling to zero” in “Determining your contract’s value” for more information.

How withdrawals affect Principal ProtectorSM

If you elected Principal ProtectorSM, if available, any withdrawal reduces your GWB benefit base by the amount of the withdrawal. In addition, a GWB Excess withdrawal can significantly reduce your GWB Annual withdrawal amount and further reduce your GWB benefit base. For more information, see “Effect of GWB Excess withdrawals” and “Other important considerations” under “Principal ProtectorSM” in “Contract features and benefits” earlier in this Prospectus.

Withdrawals treated as surrenders

If you withdraw more than 90% of a contract’s current cash value, we will treat it as a request to surrender the contract for its cash value. Also, under certain contracts, we have the right to pay the cash value and terminate the contract if no contributions are made during the last three completed contract years, and the account value is less than $500, or if you make a withdrawal that would result in a cash value of less than $500. If you are an existing contract owner, the rules in the preceding sentence may not apply under your contract or if the Guaranteed minimum income benefit no lapse guarantee is available and in effect on your contract. See Appendix IX later in this Prospectus for information. See also “Surrendering your contract to receive its cash value” below. For the tax consequences of withdrawals, see “Tax information” later in this Prospectus.

Special rules for Principal ProtectorSM (if available).  If you elected Principal ProtectorSM, all withdrawal methods described above can be used. We will not treat a withdrawal request that results in a withdrawal in excess of 90% of the contract’s cash value as a request to surrender the contract unless it is a GWB Excess withdrawal. In addition, we will not terminate your contract if either your account value or cash value falls below $500, unless it is due to a GWB Excess withdrawal. In other words, if you take a GWB Excess withdrawal that equals more than 90% of your cash value or reduces your cash value to less than $500, we will treat your request as a surrender of your contract even if your GWB benefit base is greater than zero. Please also see “Effect of your account value falling to zero” in “Determining your contract value” earlier in this Prospectus. Please also see “Principal ProtectorSM” in “Contract features and benefits,” earlier in this Prospectus, for more information on how withdrawals affect your guaranteed benefits and could potentially cause your contract to terminate.

Loans under Rollover TSA contracts

Loans from a Rollover TSA contract are not permitted without employer or plan approval. We will not permit you to take a loan or have a loan outstanding while you are enrolled in our “automatic required minimum distribution (RMD) service.”

Loans are subject to federal income tax limits and are also subject to the limits of the plan. The loan rules under ERISA may apply to plans not sponsored by a governmental employer. Federal income tax rules apply to all plans, even if the plan is not subject to ERISA.

59

A loan will not be treated as a taxable distribution unless:

•	It exceeds limits of federal income tax rules;

•	Interest and principal are not paid when due; or

•	In some instances, service with the employer terminates.

Taking a loan in excess of the Internal Revenue Code limits may result in adverse tax consequences.

Before we make a loan, you must properly complete and sign a loan request form. Loan processing may not be completed until we receive all information and approvals required to process the loan at our processing office.

We will permit you to have only one loan outstanding at a time. The minimum loan amount is $1,000. The maximum amount is $50,000 or, if less, 50% of your account value, subject to any limits under the federal income tax rules. The term of the loan is five years. However, if you use the loan to acquire your primary residence, the term is 10 years. The term may not extend beyond the earliest of:

(1)	the date annuity payments begin,

(2)	the date the contract terminates, and

(3)	the date a death benefit is paid (the outstanding loan including any accrued and unpaid loan interest, will be deducted from the death benefit amounts).

A loan request under your Rollover TSA contract will be processed on the first business day of the month following the date on which the properly completed loan request form is received. Interest will accrue daily on your outstanding loan at a rate we set. The loan interest rate will be equal to the Moody’s Corporate Bond Yield Averages for Baa bonds for the calendar month ending two months before the first day of the calendar quarter in which the rate is determined. Please see Appendix VIII later in this Prospectus for any state rules that may affect loans from a TSA contract. Also, see Appendix X for a discussion of TSA contracts.

Tax consequences for failure to repay a loan when due are substantial, and may result in severe restrictions on your ability to borrow amounts under any plans of your employer in the future.

Loan reserve account.  On the date your loan is processed, we will transfer the amount of your loan to the loan reserve account. Unless you specify otherwise, we will subtract your loan on a pro rata basis from your value in the variable investment options and the guaranteed interest option. If those amounts are insufficient, any additional amount of the loan will be subtracted from the fixed maturity options (other than the Special 10 year fixed maturity option) in the order of the earliest maturity date(s) first. For Accumulator® and Accumulator® EliteSM contracts, if the fixed maturity option amounts are insufficient, we will deduct all or a portion of the loan from the account for special dollar cost averaging. If such amounts are still insufficient, we will deduct any remaining portion from the Special 10 year fixed maturity option (if applicable). A market value adjustment will apply to withdrawals from the fixed maturity options (including the Special 10 year fixed maturity option). If the amounts are withdrawn from the Special 10 year fixed maturity option, the guaranteed benefit will be adversely affected. See “Guaranteed principal benefit option 2” in “Contract features and benefits” earlier in this Prospectus.

For the period of time your loan is outstanding, the loan reserve account rate we will credit will equal the loan interest rate minus a maximum rate of 2%. When you make a loan repayment, unless you specify otherwise, we will transfer the dollar amount of the loan repaid and the amount of interest earned from the loan reserve account to the investment options according to the allocation percentages we have on our records. For Accumulator® PlusSM contracts, loan repayments are not considered contributions and therefore are not eligible for additional credits.

If you elected a guaranteed benefit that provides a 5% (or greater) roll-up, a loan will effectively reduce the growth rate of your guaranteed benefits because the Roll-up to age 85 benefit base rolls up at 3% with respect to amounts allocated to the loan reserve account. For more information, see “Guaranteed minimum death benefit and Guaranteed minimum income benefit base” in “Contract features and benefits” and “Our administrative procedures for calculating your Roll-up benefit base following a transfer” in “Transferring your money among investment options” earlier in this Prospectus.

Surrendering your contract to receive its cash value

You may surrender your contract to receive its cash value at any time while the annuitant is living and before you begin to receive annuity payments. (Rollover TSA contracts may have restrictions and employer or plan approval is required). For a surrender to be effective, we must receive your written request and your contract at our processing office. We will determine your cash value on the date we receive the required information.

All benefits under the contract will terminate as of the date we receive the required information, including Principal ProtectorSM (if applicable), if your cash value is greater than your GWB Annual withdrawal amount. If you have a GWB benefit base greater than zero, you should consider the impact of a contract surrender on the Principal ProtectorSM benefit. If your surrender request does not constitute a GWB Excess withdrawal, you may be eligible for additional benefits. If, however, your surrender request constitutes a GWB Excess withdrawal, you will lose those benefits. Also, if the Guaranteed minimum income benefit no lapse guarantee is in effect under your contract, the Guaranteed minimum income benefit will terminate without value if your cash value plus any other withdrawals taken in the contract year exceed 6% of the Roll-Up benefit base (as of the beginning of the contract year). For more information, please see “Annuity benefit” under “Effect of your account value falling to zero” in “Determining your contract value” and “Principal ProtectorSM” in “Contract features and benefits” earlier in this Prospectus.

60

You may receive your cash value in a single sum payment or apply it to one or more of the annuity payout options. See “Your annuity payout options” below. For the tax consequences of surrenders, see “Tax information” later in this Prospectus.

When to expect payments

Generally, we will fulfill requests for payments out of the variable investment options within seven calendar days after the date of the transaction to which the request relates. These transactions may include applying proceeds to a variable annuity, payment of a death benefit, payment of any amount you withdraw (less any withdrawal charge) and, upon surrender, payment of the cash value. We may postpone such payments or applying proceeds for any period during which:

(1)	the New York Stock Exchange is closed or restricts trading,

(2)

the SEC determines that an emergency exists as a result of which sales of securities or determination of the fair value of a variable investment option’s assets is not reasonably practicable because of an emergency, or

(3)	the SEC, by order, permits us to defer payment to protect people remaining in the variable investment options.

We can defer payment of any portion of your value in the guaranteed interest account and fixed maturity options and, for Accumulator® and Accumulator® EliteSM contracts, the account for special dollar cost averaging (other than for death benefits) for up to six months while you are living. We also may defer payments for a reasonable amount of time (not to exceed 10 days) while we are waiting for a contribution check to clear.

All payments are made by check and are mailed to you (or the payee named in a tax-free exchange) by U.S. mail, unless you request that we use an express delivery service at your expense.

Signature guarantee

As a protection against fraud, we require a signature guarantee (i.e., Medallion Signature Guarantee as required by us) for the following transaction requests:

•	disbursements, including but not limited to partial withdrawals, surrenders, transfers and exchanges, over $250,000;

•	any disbursement requested within 30 days of an address change;

•

any disbursement when we do not have an originating or guaranteed signature on file or where we question a signature or perceive any inconsistency between the signature on file and the signature on the request; or

•	any other transaction we require.

We may change the specific requirements listed above, or add signature guarantees in other circumstances, at our discretion if we deem it necessary or appropriate to help protect against fraud. For current requirements, please refer to the requirements listed on the appropriate form or call us at the number listed in this prospectus.

You can obtain a Medallion Signature Guarantee from more than 7,000 financial institutions that participate in a Medallion Signature Guarantee program. The best source of a Medallion Signature Guarantee is a bank, brokerage firm or credit union with which you do business. A notary public cannot provide a Medallion Signature Guarantee. Notarization will not substitute for a Medallion Signature Guarantee.

Your annuity payout options

The following description assumes annuitization of your entire contract. For partial annuitization, see “Partial annuitization” below.

Deferred annuity contracts such as the Accumulator® Series provide for conversion to payout status at or before the contract’s “maturity date.” This is called “annuitization.” You must annuitize by your annuity maturity date, as discussed later in this section. When your contract is annuitized, your Accumulator® Series contract and all its benefits, including any Guaranteed minimum death benefit and any other guaranteed benefits, terminate. Your contract will be converted to a supplemental annuity payout contract (“payout option”) that provides periodic payments for life as described in this section. In general, the periodic payment amount is determined by the account value or cash value of your Accumulator® Series contract at the time of annuitization and the annuity purchase factor to which that value is applied, as described below. Alternatively, if you have a Guaranteed minimum income benefit, you may exercise your benefit in accordance with its terms, provided that your account value is greater than zero on the exercise date. We have the right to require you to provide any information we deem necessary to provide an annuity payout option. If an annuity payout is later found to be based on incorrect information, it will be adjusted on the basis of the correct information.

Your Accumulator® Series contract guarantees that upon annuitization, your annuity account value will be applied to a guaranteed annuity purchase factor for a life annuity payout option. We reserve the right, with advance notice to you, to change your annuity purchase factor any time after your fifth contract date anniversary and at five year intervals after the first change. (Please see your contract and SAI for more information.) In addition, you may apply your account value or cash value, whichever is applicable, to any other annuity payout option that we may offer at the time of annuitization. We currently offer you several choices of annuity payout options. We may offer other payout options not outlined here. Your financial professional can provide details. Please see Appendix VIII later in this Prospectus for variations that may apply to your state.

You can choose from among the annuity payout options listed below. Restrictions may apply, depending on the type of contract you own or the annuitant’s age when the

61

contract was issued. Other than life annuity with period certain, we reserve the right to add, remove or change any of these annuity payout options at any time. In addition, if you are exercising your Guaranteed minimum income benefit, your choice of payout options are those that are available under the Guaranteed minimum income benefit (see “Guaranteed minimum income benefit option” in “Contract features and benefits” earlier in this Prospectus). If you elect Principal ProtectorSM and choose to annuitize your contract before the maturity date, Principal ProtectorSM will terminate without value even if your GWB benefit base is greater than zero. Payments you receive under the annuity payout option you select may be less than you would have received under Principal ProtectorSM. See “Principal ProtectorSM” in “Contract features and benefits” earlier in this Prospectus for further information.

Fixed annuity payout options	• Life annuity • Life annuity with period certain • Life annuity with refund certain
•

Life annuity: An annuity that guarantees payments for the rest of the annuitant’s life. Payments end with the last monthly payment before the annuitant’s death. Because there is no continuation of benefits following the annuitant’s death with this payout option, it provides the highest monthly payment of any of the life annuity options, so long as the annuitant is living.

•

Life annuity with period certain: An annuity that guarantees payments for the rest of the annuitant’s life. If the annuitant dies before the end of a selected period of time (“period certain”), payments continue to the beneficiary for the balance of the period certain. The period certain cannot extend beyond the annuitant’s life expectancy. A life annuity with a period certain is the form of annuity under the contracts that you will receive if you do not elect a different payout option. In this case, the period certain will be based on the annuitant’s age and will not exceed 10 years.

•

Life annuity with refund certain: An annuity that guarantees payments for the rest of the annuitant’s life. If the annuitant dies before the amount applied to purchase the annuity option has been recovered, payments to the beneficiary will continue until that amount has been recovered. This payout option is available only as a fixed annuity.

The life annuity, life annuity with period certain, and life annuity with refund certain payout options are available on a single life or joint and survivor life basis. The joint and survivor life annuity guarantees payments for the rest of the annuitant’s life and, after the annuitant’s death, payments continue to the survivor. We may offer other payout options not outlined here. Your financial professional can provide you with details.

We guarantee fixed annuity payments will be based either on the tables of guaranteed annuity purchase factors in your contract or on our then current annuity purchase factors, whichever is more favorable for you.

The amount applied to purchase an annuity payout option

The amount applied to purchase an annuity payout option varies, depending on the payout option that you choose, and the timing of your purchase as it relates to any withdrawal charges or market value adjustments. If amounts in a fixed maturity option are used to purchase any annuity payment option prior to the maturity date, a market value adjustment will apply.

For contracts other than Accumulator® SelectSM contracts, there is no withdrawal charge imposed if you select a life annuity, life annuity with period certain or life annuity with refund certain. If we are offering non-life contingent forms of annuities, the withdrawal charge, if any, will be imposed.

Partial annuitization.  Partial annuitization of nonqualified deferred annuity contracts is permitted under certain circumstances. You may choose from the life-contingent annuity payout options described here. We no longer offer a period certain option for partial annuitization. We require you to elect partial annuitization on the form we specify. Partial annuitization is not available for a guaranteed minimum income benefit under a contract. For purposes of this contract we will effect any partial annuitization as a withdrawal applied to a payout annuity. See “How withdrawals are taken from your account value” earlier in this section and also the discussion of “Partial annuitization” in “Tax information” for more information.

Selecting an annuity payout option

When you select a payout option, we will issue you a separate written agreement confirming your right to receive annuity payments. We require you to return your contract before annuity payments begin. The contract owner and annuitant must meet the issue age and payment requirements.

You can choose the date annuity payments begin from the Accumulator® Series contract. Generally, the date annuity payments begin may not be earlier than thirteen months from the Accumulator® Series contract date. However, for Accumulator® PlusSM contracts, the date annuity payments begin may not be earlier than five years (in a limited number of jurisdictions this requirement may be more or less than five years) from the contract date. Please see Appendix VIII later in this Prospectus for information on state variations. You can change the date your annuity payments are to begin at any time. The date may not be later than the annuity maturity date described below.

For Accumulator® PlusSM contracts, if you start receiving annuity payments within three years of making any contribution, we will recover the credit that applies to any contribution made within the prior three years. Please see Appendix VIII later in this Prospectus for information on state variations.

The amount of the annuity payments will depend on the amount applied to purchase the annuity and the applicable

62

annuity purchase factors, discussed earlier. The amount of each annuity payment will be less with a greater frequency of payments, or with a longer certain period of a life contingent annuity. Once elected, the frequency with which you receive payments cannot be changed.

If, at the time you elect a payout option, the amount to be applied is less than $2,000 or the initial payment under the form elected is less than $20 monthly, we reserve the right to pay the account value in a single sum rather than as payments under the payout option chosen. If you select an annuity payout option and payments have begun, no change can be made.

Annuity maturity date

Your contract has a maturity date by which you must either take a lump sum payment or select an annuity payout option. The maturity date is generally the contract date anniversary that follows the annuitant’s 95th birthday. We will send a notice with the contract statement one year prior to the maturity date. If you do not respond to the notice within the 30 days following the maturity date, your contract will be annuitized automatically as a life annuity. Please note that the aggregate payments you would receive from this form of annuity during the period certain is likely to be less than the lump sum payment you would receive by surrendering your contract immediately prior to annuitization.

On the annuity maturity date, Principal Protector (as discussed below), any Guaranteed minimum death benefit and any other guaranteed benefits will terminate, and will not be carried over to your annuity payout contract.

Principal Protector

If you elected Principal ProtectorSM and your contract is annuitized at maturity, we will offer an annuity payout option for life that guarantees you will receive payments that are at least equal to what you would have received under Principal Protector until the point at which your GWB Benefit Base is depleted. After your GWB Benefit Base is depleted, you will continue to receive periodic payments while you are living. The amount of each payment will be the same as the payment amount that you would have received if you had applied your account value on the maturity date to purchase a life annuity at the annuity purchase rate guaranteed in your contract; this payment amount may be more or less than your GWB Annual Withdrawal amount.

Please see Appendix VIII later in this Prospectus for variations that may apply in your state.

63

5. Charges and expenses

Charges that the Company deducts

We deduct the following charges each day from the net assets of each variable investment option. These charges are reflected in the unit values of each variable investment option:

•	A mortality and expense risks charge

•	An administrative charge

•	A distribution charge

We deduct the following charges from your account value. When we deduct these charges from your variable investment options, we reduce the number of units credited to your contract:

•	On each contract date anniversary — an annual administrative charge, if applicable.

•	For contracts other than Accumulator® SelectSM contracts, at the time you make certain withdrawals or surrender your contract — a withdrawal charge.

•

On each contract date anniversary — a charge for each optional benefit that you have elected: a death benefit (other than the Standard death benefit); the Guaranteed minimum income benefit; Principal ProtectorSM; and Protection PlusSM.

•	On the first 10 contract date anniversaries — a charge for GPB Option 2, if you have elected this optional benefit.

•	At the time annuity payments are to begin — charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. An annuity administrative fee may also apply.

More information about these charges appears below. The fees and charges described are the maximum fees and charges that a contract owner will pay. Please see your contract and/or Appendix IX for the fees and charges that apply under your contract. We will not increase these charges for the life of your contract, except as noted. We may reduce certain charges under group or sponsored arrangements. See “Group or sponsored arrangements” later in this section.

The charges under the contracts are designed to cover, in the aggregate, our direct and indirect costs of selling, administering and providing benefits under the contracts. They are also designed, in the aggregate, to compensate us for the risks of loss we assume pursuant to the contracts. If, as we expect, the charges that we collect from the contracts exceed our total costs in connection with the contracts, we will earn a profit. Otherwise, we will incur a loss.

The rates of certain of our charges have been set with reference to estimates of the amount of specific types of expenses or risks that we will incur. In most cases, this Prospectus identifies such expenses or risks in the name of the charge; however, the fact that any charge bears the name of, or is designed primarily to defray, a particular expense or risk does not mean that the amount we collect from that charge will never be more than the amount of such expense or risk. Nor does it mean that we may not also be compensated for such expense or risk out of any other charges we are permitted to deduct by the terms of the contracts.

To help with your retirement planning, we may offer other annuities with different charges, benefits, and features. Please contact your financial professional for more information.

Separate account annual expenses

Mortality and expense risks charge.  We deduct a daily charge from the net assets in each variable investment option to compensate us for mortality and expense risks, including the Standard death benefit. Below is the daily charge shown as an annual rate of the net assets in each variable investment option for each contract in the Accumulator® Series:

Accumulator®:	0.75%

Accumulator® PlusSM:	0.90%

Accumulator® EliteSM:	1.10%

Accumulator® SelectSM:	1.10%

The mortality risk we assume is the risk that annuitants as a group will live for a longer time than our actuarial tables predict. If that happens, we would be paying more in annuity income than we planned. We also assume a risk that the mortality assumptions reflected in our guaranteed annuity payment tables, shown in each contract, will differ from actual mortality experience. Lastly, we assume a mortality risk to the extent that at the time of death, the Guaranteed minimum death benefit exceeds the cash value of the contract. The expense risk we assume is the risk that it will cost us more to issue and administer the contracts than we expect.

For Accumulator® PlusSM contracts, a portion of this charge also compensates us for the contract credit. For a discussion of the credit, see ‘‘Credits’’ in ‘‘Contract features and benefits’’ earlier in this Prospectus. We expect to make a profit from this charge.

If you previously accepted an offer to terminate a guaranteed benefit, charges for that benefit will have ceased. However, as stated in the terms of your offer, you should be aware that you will continue to pay the same mortality and expense risks charge as contract owners that have the standard death benefit, even though you no longer have the standard death benefit.

64

Administrative charge.  We deduct a daily charge from the net assets in each variable investment option. The charge, together with the annual administrative charge described below, is to compensate us for administrative expenses under the contracts. Below is the daily charge shown as an annual rate of the net assets in each variable investment option for each contract in the Accumulator® Series:

Accumulator®:	0.30% or 0.25%(1)

Accumulator® PlusSM:	0.35% or 0.25%(1)

Accumulator® EliteSM:	0.30% or 0.25%(1)

Accumulator® SelectSM:	0.25%

(1)	See Appendix IX later in this Prospectus for the charge that applies to your contract

Distribution charge.  We deduct a daily charge from the net assets in each variable investment option to compensate us for a portion of our sales expenses under the contracts. Below is the daily charge shown as an annual rate of the net assets in each variable investment option for each contract in the Accumulator® Series:

Accumulator®:	0.20%

Accumulator® PlusSM:	0.25%

Accumulator® EliteSM:	0.25%

Accumulator® SelectSM:	0.35%

Annual administrative charge

We deduct an administrative charge from your account value on each contract date anniversary. We deduct the charge if your account value on the last business day of the contract year is less than $50,000. If your account value on such date is $50,000 or more, we do not deduct the charge. During the first two contract years, the charge is equal to $30 or, if less, 2% of your account value. The charge is $30 for contract years three and later.

We will deduct this charge from your value in the variable investment options and the guaranteed interest option (see Appendix VIII later in this Prospectus to see if deducting this charge from the guaranteed interest option is permitted in your state) on a pro rata basis. If those amounts are insufficient, we will deduct all or a portion of the charge from the fixed maturity options (other than the Special 10 year fixed maturity option) in the order of the earliest maturity date(s) first. For Accumulator® and Accumulator® EliteSM contracts, if such fixed maturity option amounts are insufficient, we will deduct all or a portion of the charge from the account for special dollar cost averaging. If such amounts are still insufficient, we will deduct any remaining portion from the Special 10 year fixed maturity option (if applicable). If the contract is surrendered or annuitized or a death benefit is paid on a date other than the contract date anniversary, we will deduct a pro rata portion of the charge for that year. A market value adjustment will apply to deductions from the fixed maturity options (including the Special 10 year fixed maturity option).

Please note that if you elected the Guaranteed minimum income benefit, you can only exercise the benefit during the 30 day period following your contract date anniversary. Therefore, if your account value is not sufficient to pay these charges and any other fees on your next contract date anniversary, your contract will be terminated without value and you will not have an opportunity to exercise your Guaranteed minimum income benefit unless the no lapse guarantee provision under your contract is still in effect. See “Effect of your account value falling to zero” in “Determining your contract’s value” earlier in this Prospectus.

Special services charges

We deduct a charge for providing the special services described below. These charges compensate us for the expense of processing each special service. For contracts other than Accumulator® SelectSM contracts, for certain services, we will deduct from your account value any withdrawal charge that applies and the charge for the special service. Please note that we may discontinue some or all of these services without notice.

Wire transfer charge. We charge $90 for outgoing wire transfers. Unless you specify otherwise, this charge will be deducted from the amount you request.

Express mail charge. We charge $35 for sending you a check by express mail delivery. This charge will be deducted from the amount you request.

Duplicate contract charge. We charge $35 for providing a copy of your contract. The charge for this service can be paid (i) using a credit card acceptable to us, (ii) by sending a check to our processing office, or (iii) by any other means we make available to you.

Withdrawal charge

(This section does not apply to Accumulator® SelectSM contracts)

A withdrawal charge applies in two circumstances: (1) if you make one or more withdrawals during a contract year that, in total, exceed the 10% free withdrawal amount, described below, or (2) if you surrender your contract to receive its cash value. For Accumulator® PlusSM contracts, a portion of this charge also compensates us for the contract credit. For a discussion of the credit, see “Credits” in “Contracts features and benefits” earlier in this Prospectus. We expect to make a profit from this charge. For more information about the withdrawal charge if you select an annuity payout option, see “Your annuity payout options — The amount applied to purchase an annuity payout option” in “Accessing your money” earlier in the Prospectus.

The withdrawal charge equals a percentage of the contributions withdrawn. For Accumulator® PlusSM contracts, we do not consider credits to be contributions. Therefore, there is no withdrawal charge associated with a credit.

The percentage of the withdrawal charge that applies to each contribution depends on how long each contribution

65

has been invested in the contract. We determine the withdrawal charge separately for each contribution according to the following table:

Withdrawal charge as a % of contribution Contract Year
	1	2	3	4	5		6	7	8		9+

Accumulator®	7%	7%	6%	6%	5%		3%	1%	0%	(1)	—

Accumulator® PlusSM	8%	8%	7%	7%	6%		5%	4%	3%		0%	(2)

Accumulator® EliteSM	8%	7%	6%	5%	0%	(3)	—	—	—		—
(1)	Charge does not apply in the 8th and subsequent contract years following contribution.
(2)	Charge does not apply in the 9th and subsequent contract years following contribution.
(3)	Charge does not apply in the 5th and subsequent contract years following contribution.

For purposes of calculating the withdrawal charge, we treat the contract year in which we receive a contribution as “contract year 1” and the withdrawal charge is reduced or expires on each applicable contract date anniversary. Amounts withdrawn that are not subject to the withdrawal charge are not considered withdrawals of any contribution. We also treat contributions that have been invested the longest as being withdrawn first. We treat contributions as withdrawn before earnings for purposes of calculating the withdrawal charge. However, federal income tax rules treat earnings under your contract as withdrawn first. See “Tax information” later in this Prospectus.

Please see Appendix VIII later in this prospectus for possible withdrawal charge schedule variations.

In order to give you the exact dollar amount of the withdrawal you request, we deduct the amount of the withdrawal and the withdrawal charge from your account value. Any amount deducted to pay withdrawal charges is also subject to the same withdrawal charge percentage. We deduct the charge in proportion to the amount of the withdrawal subtracted from each variable investment option. The withdrawal charge helps cover our sales expenses.

For purposes of calculating reductions in your guaranteed benefits and associated benefit bases, the withdrawal amount includes both the withdrawal amount paid to you and the amount of the withdrawal charge deducted from your account value. For more information, see “Guaranteed minimum death benefit and Guaranteed minimum income benefit (or the “Living Benefit”) base” and “How withdrawals affect your Guaranteed minimum income benefit and Guaranteed minimum death benefit” earlier in the Prospectus.

The withdrawal charge does not apply in the circumstances described below.

10% free withdrawal amount.  Each contract year you can withdraw up to 10% of your account value without paying a withdrawal charge. The 10% free withdrawal amount is determined using your account value at the beginning of each contract year. In the first contract year, the 10% free withdrawal amount is determined using all contributions received in the first 90 days of the contract year. Additional contributions during the contract year do not increase your 10% free withdrawal amount. The 10% free withdrawal amount does not apply if you surrender your contract except where required by law.

For Accumulator® and Accumulator® EliteSM contracts, for NQ contracts issued to a charitable remainder trust, the free withdrawal amount will equal the greater of: (1) the current account value less contributions that have not been withdrawn (earnings in the contract), and (2) the 10% free withdrawal amount defined above.

If you elected Principal ProtectorSM, we will waive any withdrawal charge for any withdrawal during the contract year up to the GWB Annual withdrawal amount, even if such withdrawals exceed the free withdrawal amount. However, each withdrawal reduces the free withdrawal amount for that contract year by the amount of the withdrawal. Withdrawal charges are applied to the amount of the withdrawal that exceeds the GWB Annual withdrawal amount.

The applicable free withdrawal amount percentage may be higher for certain contract owners, depending on when you purchased your contract. See Appendix IX later in this Prospectus for the free withdrawal amount that applies under your contract.

Certain withdrawals.  If you elected the Guaranteed minimum income benefit and/or the Greater of 6% Roll-Up to age 85 or the annual ratchet to age 85 enhanced death benefit, the withdrawal charge will be waived for any withdrawal that, together with any prior withdrawals made during the contract year, does not exceed 6% of the beginning of contract year 6% to age 85 Roll-Up benefit base, even if such withdrawals exceed the free withdrawal amount. Also, a withdrawal charge does not apply to a withdrawal that exceeds 6% of the beginning of contract year 6% to age 85 Roll-Up benefit base as long as it does not exceed the free withdrawal amount. If your withdrawal exceeds the amount described above, this waiver is not applicable to that withdrawal, or to any subsequent withdrawal for the life of the contract.

See Appendix IX later in this Prospectus to see if this waiver of the withdrawal charge applies under your contract.

Disability, terminal illness, or confinement to nursing home.   The withdrawal charge also does not apply if:

(i)	The annuitant has qualified to receive Social Security disability benefits as certified by the Social Security Administration; or

(ii)	We receive proof satisfactory to us (including certification by a licensed physician) that the annuitant’s life expectancy is six months or less; or

(iii)

The annuitant has been confined to a nursing home for more than 90 days (or such other period, as required in your state) as verified by a licensed physician. A nursing home for this purpose means one that is (a) approved by Medicare as a provider of skilled nursing care service, or (b) licensed as a skilled nursing home by the state or

66

territory in which it is located (it must be within the United States, Puerto Rico, or U.S. Virgin Islands) and meets all of the following:

—	its main function is to provide skilled, intermediate, or custodial nursing care;

—	it provides continuous room and board to three or more persons;

—	it is supervised by a registered nurse or licensed practical nurse;

—	it keeps daily medical records of each patient;

—	it controls and records all medications dispensed; and

—	its primary service is other than to provide housing for residents.

We reserve the right to impose a withdrawal charge, in accordance with your contract and applicable state law, if the conditions as described in (i), (ii) or (iii) above existed at the time a contribution was remitted or if the condition that began within 12 months of the period following remittance. Some states may not permit us to waive the withdrawal charge in the above circumstances, or may limit the circumstances for which the withdrawal charge may be waived. Your financial professional can provide more information or you may contact our processing office.

Guaranteed minimum death benefit charge

Annual Ratchet to age 85.  If you elected the Annual Ratchet to age 85 enhanced death benefit, we deduct a charge annually from your account value on each contract date anniversary for which it is in effect. The charge is equal to 0.25% of the Annual Ratchet to age 85 benefit base. If you are an existing contract owner, the charge may be as much as 0.30% of the Annual Ratchet to age 85 benefit base. Please see Appendix IX later in this Prospectus or your contract for more information. Although the Annual Ratchet to age 85 death benefit will no longer increase after age 85, we will continue to deduct this charge as long as your enhanced death benefit is in effect.

Greater of 5% Roll-Up to age 85 or Annual Ratchet to age 85.  If you elected this enhanced death benefit, we deduct a charge annually from your account value on each contract date anniversary for which it is in effect. The charge is equal to 0.50% of the Greater of the 5% Roll-Up to age 85 or the Annual Ratchet to age 85 benefit base.

Greater of 6% Roll-Up to age 85 or Annual Ratchet to age 85.  If you elected this enhanced death benefit, we deduct a charge annually from your account value on each contract date anniversary for which it is in effect. The charge is equal to 0.60% of the greater of the 6% Roll-Up to age 85 or the Annual Ratchet to age 85 benefit base. For certain contract owners, your charge may be less, depending on when you purchased your contract. Although this enhanced death benefit will no longer increase after age 85, we will continue to deduct this charge as long as your enhanced death benefit is in effect. Please see Appendix IX later in this Prospectus or your contract for more information.

6% Roll-Up to age 85.  If you elected the 6% Roll-Up to age 85 enhanced death benefit, we deduct a charge annually from your account value on each contract date anniversary for which it is in effect. The charge is equal to 0.45% of the 6% Roll-Up to age 85 benefit base. Although this enhanced death benefit will no longer increase after age 85, we will continue to deduct this charge as long as your enhanced death benefit is in effect.

How we deduct these charges.  We will deduct these charges from your value in the variable investment options and the guaranteed interest option (see Appendix VIII later in this Prospectus to see if deducting these charges from the guaranteed interest account is permitted in your state) on a pro rata basis. If these amounts are insufficient, we will deduct all or a portion of these charges from the fixed maturity options (other than the Special 10 year fixed maturity option) in the order of the earliest maturity date(s) first. For Accumulator® and Accumulator® EliteSM contracts, if such fixed maturity option amounts are insufficient, we will deduct all or a portion of these charges from the account for special dollar cost averaging. If such amounts are still insufficient, we will deduct any remaining portion from the Special 10 year fixed maturity option (if applicable). If the contract is surrendered or annuitized or a death benefit is paid on a date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year. For certain contract owners, this pro rata deduction may not apply, depending on when you purchased your contract. See Appendix IX later in this Prospectus for more information. A market value adjustment will apply to deductions from the fixed maturity options (including the Special 10 year fixed maturity option).

Please note that if you elected the Guaranteed minimum income benefit, you can only exercise the benefit during the 30 day period following your contract date anniversary. Therefore, if your account value is not sufficient to pay these charges and any other fees on your next contract date anniversary, your contract will be terminated without value and you will not have an opportunity to exercise your Guaranteed minimum income benefit unless the no lapse guarantee provision under your contract is still in effect. See “Effect of your account value falling to zero” in “Determining your contract’s value” earlier in this Prospectus.

There is no charge if you exercise the Guaranteed minimum death benefit/Guaranteed minimum income benefit roll-up benefit base reset option.

Standard death benefit.  There is no additional charge for the standard death benefit.

Guaranteed principal benefit option 2

If you purchased GPB Option 2, we deduct a charge annually from your account value on the first 10 contract date anniversaries. The charge is equal 0.50% of the account value. We will deduct this charge from your value in the variable investment options and the guaranteed interest option (see

67

Appendix VIII later in this Prospectus to see if deducting this charge from the guaranteed interest option is permitted in your state) on a pro rata basis. If those amounts are insufficient, we will deduct any remaining portion of the charge from amounts in any fixed maturity options (other than the Special 10 year fixed maturity option) in the order of the earliest maturity date(s) first. For Accumulator® and Accumulator® EliteSM contracts, if such fixed maturity option amounts are insufficient, we will deduct all or a portion of these charges from the account for special dollar cost averaging. If such amounts are still insufficient, we will deduct any remaining portion from the Special 10 year fixed maturity option (if applicable). If the contract is surrendered or annuitized or a death benefit is paid on a date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year. For certain contract owners, this pro rata deduction may not apply, depending on when you purchased your contract. See Appendix IX later in this Prospectus for more information. A market value adjustment will apply to deductions from the fixed maturity options (including the Special 10 year fixed maturity option).

If your account value is insufficient to pay this charge, your contract will terminate without value and you will lose any applicable guaranteed benefits except as noted under “Effect of your account value falling to zero” in “Determining your contract’s value” earlier in this Prospectus.

Guaranteed minimum income benefit (the “Living Benefit”) charge

If you elected the Guaranteed minimum income benefit, we deduct a charge annually from your account value on each contract date anniversary until such time as you exercise the Guaranteed minimum income benefit, elect another annuity payout option or the contract date anniversary after the annuitant reaches age 85, whichever occurs first. The charge is equal to 0.65% of the applicable benefit base in effect on the contract date anniversary. For certain contract owners, your charge may be less, depending on when you purchased your contract. Please see Appendix IX later in this Prospectus or your contract for more information.

We will deduct this charge from your value in the variable investment options and the guaranteed interest option on a pro rata basis. (See Appendix VIII later in this Prospectus to see if deducting this charge from the guaranteed interest option is permitted in your state.) If those amounts are still insufficient, we will deduct all or a portion of the charge from the fixed maturity options in the order of the earliest maturity date(s) first. For Accumulator® and Accumulator® EliteSM contracts, if such fixed maturity option amounts are still insufficient, we will deduct all or a portion of the charge from the account for special dollar cost averaging. If the contract is surrendered or annuitized or a death benefit is paid on a date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year. For certain contract owners, pro rata deduction may not apply, depending on when you purchased your contract. See Appendix IX later in this Prospectus for more information. A market value adjustment will apply to deductions from the fixed maturity options (including the Special 10 year fixed maturity option, if available).

Please note that you can only exercise the Guaranteed minimum income benefit during the 30 day period following your contract date anniversary. Therefore, if your account value is not sufficient to pay this charge and any other fees on your next contract date anniversary, your contract will be terminated without value and you will not have an opportunity to exercise your Guaranteed minimum income benefit unless the no lapse guarantee provision under your contract is still in effect. See “Effect of your account value falling to zero” in “Determining your contract’s value” earlier in this Prospectus.

There is no charge if you exercise the Guaranteed minimum death benefit/guaranteed minimum income benefit roll-up benefit base reset option or for the Guaranteed minimum income benefit no lapse guarantee. This option is not available under all contracts.

Protection PlusSM charge

If you elected Protection PlusSM, we deduct a charge annually from your account value on each contract date anniversary for which it is in effect. The charge is equal to 0.35% of the account value on each contract date anniversary. We will deduct this charge from your value in the variable investment options and the guaranteed interest option on a pro rata basis. If those amounts are insufficient, we will deduct all or a portion of the charge from the fixed maturity options (other than the Special 10 year fixed maturity option) in the order of the earliest maturity date(s) first. For Accumulator® and Accumulator® EliteSM contracts, if such fixed maturity option amounts are still insufficient, we will deduct all or a portion of the charge from the account for special dollar cost averaging. If such amounts are still insufficient, we will deduct any remaining portion from the Special 10 year fixed maturity option (if applicable). If the contract is surrendered or annuitized or a death benefit is paid on a date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year. If you are an existing contract owner, this pro rata deduction may not apply under your contract. See Appendix IX later in this Prospectus for more information. A market value adjustment will apply to deductions from the fixed maturity options (including the Special 10 year fixed maturity option).

Although the value of your Protection Plus benefit will no longer increase after age 80, we will continue to deduct the charge for this benefit as long as it remains in effect.

If your account value is insufficient to pay this charge, your contract will terminate without value and you will lose any applicable guaranteed benefits except as noted under “Effect of your account value falling to zero” in “Determining your contract’s value” earlier in this Prospectus.

Please note that you can only exercise the Guaranteed minimum in-come benefit during the 30 day period following your contract date anniversary. Therefore, if your account

68

value is not sufficient to pay this charge and any other fees on your next contract date anniversary, your contract will be terminated without value and you will not have an opportunity to exercise your Guaranteed minimum income benefit unless the no lapse guarantee provision under your contract is still in effect. See “Effect of your account value falling to zero” in “Determining your contract’s value.”

Principal ProtectorSM charge

If you elected Principal ProtectorSM, we deduct a charge annually as a percentage of your account value on each contract date anniversary. If you elect the 5% GWB Annual withdrawal option, the charge is equal to 0.35%. If you elect the 7% GWB Annual withdrawal option, the charge is equal to 0.50%. We will deduct this charge from your value in the variable investment options and the guaranteed interest option (See Appendix VIII later in this Prospectus to see if deducting this charge from the guaranteed interest option is permitted in your state) on a pro rata basis. If those amounts are insufficient, we will deduct all or a portion of the charge from the fixed maturity options in the order of the earliest maturity date(s) first. If the contract is surrendered or annuitized or a death benefit is paid on a date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year. For certain contract owners, this pro rata deduction may not apply, depending on when you purchased your contract. See Appendix IX later in this Prospectus for more information. If you die, and your beneficiary continues Principal ProtectorSM under the Beneficiary continuation option we will not deduct a pro rata portion of the charge upon your death. However, the Principal ProtectorSM charge will continue. A market value adjustment will apply to deductions from the fixed maturity options.

If your GWB benefit base falls to zero but your contract is still in force, the charge will be suspended as of the next contract date anniversary. The charge will be reinstated, as follows: (i) if you make a subsequent contribution, we will reinstate the charge that was in effect at the time your GWB benefit base became depleted, (ii) if you elect to exercise the Optional step up provision, we will reinstate a charge, as discussed immediately below, and (iii) if your beneficiary elects the Beneficiary continuation option and reinstates the Principal ProtectorSM benefit with a one time step up, we will reinstate the charge that was in effect when the GWB benefit base fell to zero.

If your beneficiary elects the Beneficiary continuation option, and is eligible to continue Principal ProtectorSM, the benefit and the charge will continue unless your beneficiary tells us to terminate the benefit at the time of election.

Optional step up charge.  Every time you elect the Optional step up, we reserve the right to raise the benefit charge at the time of the step up. The maximum charge for Principal ProtectorSM with a 5% GWB Annual withdrawal option is 0.60%. The maximum charge for Principal ProtectorSM with a 7% GWB Annual withdrawal amount option is 0.80%. The increased charge, if any, will apply as of the next contract date anniversary following the step up and on all contract anniversaries thereafter.

If you die and your beneficiary elects the Beneficiary continuation option, if available, a one time step up only (at no additional charge) is applicable. For more information on the Optional step up, one time step up and Automatic reset provisions, see “Principal ProtectorSM” in “Contract features and benefits.”

If your account value is insufficient to pay this charge, your contract will terminate without value and you will lose any applicable guaranteed benefits except as noted under “Effect of your account value falling to zero” in “Determining your contract’s value” earlier in this Prospectus.

Charges for state premium and other applicable taxes

We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. Generally, we deduct the charge from the amount applied to provide an annuity payout option. The current tax charge that might be imposed varies by jurisdiction and ranges from 0% to 3.5%.

Charges that the Trusts deduct

The Trusts deduct charges for the following types of fees and expenses:

•	Management fees.

•	12b-1 fees.

•	Operating expenses, such as trustees’ fees, independent public accounting firms’ fees, legal counsel fees, administrative service fees, custodian fees and liability insurance.

•	Investment-related expenses, such as brokerage commissions.

These charges are reflected in the daily share price of each Portfolio. Since shares of each Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options and are reflected in their unit values. Certain Portfolios available under the contract in turn invest in shares of other Portfolios of EQ Premier VIP Trust and EQ Advisors Trust and/or shares of unaffiliated portfolios (collectively, the “underlying portfolios”). The underlying portfolios each have their own fees and expenses, including management fees, operating expenses, and investment related expenses such as brokerage commissions. For more information about these charges, please refer to the prospectuses for the Trusts.

Group or sponsored arrangements

For certain group or sponsored arrangements, we may reduce the withdrawal charge (if applicable) or the mortality and expense risks charge or change the minimum initial contribution requirements. We also may change the Guaranteed minimum income benefit or the Guaranteed minimum death benefit, or offer variable investment options that invest in shares of the Trusts that are not subject to 12b-1 fees. For Accumulator® PlusSM contracts, if permitted under the terms of our exemptive order regarding Accumulator® PlusSM bonus

69

feature, we may also change the crediting percentage that applies to contributions. Group arrangements include those in which a trustee or an employer, for example, purchases contracts covering a group of individuals on a group basis. Group arrangements are not available for Rollover IRA and Roth Conversion IRA contracts. Sponsored arrangements include those in which an employer allows us to sell contracts to its employees or retirees on an individual basis.

Our costs for sales, administration and mortality generally vary with the size and stability of the group or sponsoring organization, among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, such as requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy contracts or that have been in existence less than six months will not qualify for reduced charges.

We may also establish different rates to maturity for the fixed maturity options under different classes of contracts for group or sponsored arrangements.

We will make these and any similar reductions according to our rules in effect when we approve a contract for issue. We may change these rules from time to time. Any variation will reflect differences in costs or services and will not be unfairly discriminatory.

Group or sponsored arrangements may be governed by federal income tax rules, the Employee Retirement Income Security Act of 1974 (“ERISA”) or both. We make no representations with regard to the impact of these and other applicable laws on such programs. We recommend that employers, trustees, and others purchasing or making contracts available for purchase under such programs seek the advice of their own legal and benefits advisers.

Other distribution arrangements

We may reduce or eliminate charges when sales are made in a manner that results in savings of sales and administrative expenses, such as sales through persons who are compensated by clients for recommending investments and who receive no commission or reduced commissions in connection with the sale of the contracts. We will not permit a reduction or elimination of charges where it would be unfairly discriminatory.

70

6. Payment of death benefit

Your beneficiary and payment of benefit

You designated your beneficiary when you applied for your contract. You may change your beneficiary at any time during your lifetime and while the contract is in-force. The change will be effective as of the date the written request is executed, whether or not you are living on the date the change is received in our processing office. We are not responsible for any beneficiary change request that we do not receive. We will send you written confirmation when we receive your request.

Under jointly owned contracts, the surviving owner is considered the beneficiary, and will take the place of any other beneficiary. You may be limited as to the beneficiary you can designate in a Rollover TSA contract. In a QP contract, the beneficiary must be the plan trust. Where an NQ contract is owned for the benefit of a minor pursuant to the Uniform Gift to Minors Act or the Uniform Transfers to Minors Act, the beneficiary must be the estate of the minor. Where an IRA contract is owned in a custodial individual retirement account, the custodian must be the beneficiary.

The death benefit is equal to your account value (without adjustment for any otherwise applicable negative market value adjustment) or, if greater, the applicable Guaranteed minimum death benefit. We determine the amount of the death benefit (other than the applicable Guaranteed minimum death benefit) and any amount applicable under the Protection PlusSM feature, as of the date we receive satisfactory proof of the annuitant’s death, any required instructions for the method of payment, forms necessary to effect payment and any other information we may require. However, this is not the case if the sole primary beneficiary of your contract is your spouse and he or she decides to roll over the death benefit to another contract issued by us. See “Effect of the annuitant’s death” below. The amount of the applicable Guaranteed minimum death benefit will be such Guaranteed minimum death benefit as of the date of the annuitant’s death, adjusted for any subsequent withdrawals. For Rollover TSA contracts with outstanding loans, we will reduce the amount of the death benefit by the amount of the outstanding loan, including any accrued but unpaid interest on the date that the death benefit payment is made. Payment of the death benefit terminates the contract.

For Accumulator® Plus contracts, the account value used to determine the death benefit and Protection PlusSM benefit will first be reduced by the amount of any Credits applied in the one-year period prior to the annuitant’s death.

Your beneficiary designation may specify the form of death benefit payout (such as a life annuity), provided the payout you elect is one that we offer both at the time of designation and when the death benefit is payable. In general, the beneficiary will have no right to change the election. You should be aware that (i) in accordance with current federal income tax rules, we apply a predetermined death benefit annuity payout election only if payment of the death benefit amount begins within one year following the date of death, which payment may not occur if the beneficiary has failed to provide all required information before the end of that period, (ii) we will not apply the predetermined death benefit payout election if doing so would violate any federal income tax rules or any other applicable law, and (iii) a beneficiary or a successor owner who continues the contract under one of the continuation options described below will have the right to change your annuity payout election.

Effect of the annuitant’s death

If the annuitant dies before the annuity payments begin, we will pay the death benefit to your beneficiary. No death benefit will be payable upon or after the contract’s Annuity maturity date, which will never be later than the contract date anniversary following your 95th birthday.

Generally, the death of the annuitant terminates the contract. However, a surviving spouse who is the sole primary beneficiary of the deceased owner/annuitant can choose to be treated as the successor owner/annuitant and continue the contract. The Successor owner/ annuitant feature is only available under NQ and individually-owned IRA contracts (other than Inherited IRAs). See “Inherited IRA beneficiary continuation contract” in “Contract features and benefits” earlier in this Prospectus.

For NQ and all types of IRA contracts, a beneficiary may be able to have limited ownership as discussed under “Beneficiary continuation option” below.

If you are the sole annuitant, your surviving spouse may have the option to:

•	take the death benefit proceeds in a lump sum;

•	continue the contract as a successor owner under “Spousal continuation” (if your spouse is the sole primary beneficiary) or under our Beneficiary continuation option, as discussed below; or

•	roll the death benefit proceeds over into another contract.

If your surviving spouse rolls over the death benefit proceeds into a contract issued by us, the amount of the death benefit will be calculated as of the date we receive all requirements necessary to issue your spouse’s new contract. Any death proceeds will remain invested in this contract until your spouse’s new contract is issued. The amount of the death benefit will be calculated to equal the greater of the account value (as of the date your spouse’s new contract is issued) and the

71

applicable guaranteed minimum death benefit (as of the date of your death). This means that the death benefit proceeds could vary up or down, based on investment performance, until your spouse’s new contract is issued.

When an NQ contract owner dies before the annuitant

Under certain conditions the owner changes after the original owner’s death for purposes of receiving required distributions from the contract. When you are not the annuitant under an NQ contract and you die before annuity payments begin, unless you specify otherwise, the beneficiary named to receive the death benefit upon the annuitant’s death will become the successor owner. If you do not want this beneficiary to be the successor owner, you should name a specific successor owner. You may name a successor owner at any time during your life by sending satisfactory notice to our processing office. If the contract is jointly owned and the first owner to die is not the annuitant, the surviving owner becomes the sole contract owner. This person will be considered the successor owner for purposes of the distribution rules described in this section. The surviving owner automatically takes the place of any other beneficiary designation.

You should carefully consider the following if you have elected the Guaranteed minimum income benefit and you are the owner, but not the annuitant. Because the payments under the Guaranteed minimum income benefit are based on the life of the annuitant, and the federal tax law required distributions described below are based on the life of the successor owner, a successor owner who is not also the annuitant may not be able to exercise the Guaranteed minimum income benefit, if you die before annuity payments begin. Therefore, one year before you become eligible to exercise the Guaranteed minimum income benefit, you should consider the effect of your beneficiary designations on potential payments after your death. For more information, see “Exercise rules” under “Guaranteed minimum income benefit option” in “Contract features and benefits” earlier in this Prospectus.

Unless the surviving spouse of the owner who has died (or in the case of a joint ownership situation, the surviving spouse of the first owner to die) is the successor owner for this purpose, the entire interest in the contract must be distributed under the following rules:

•

The cash value of the contract must be fully paid to the successor owner (new owner) within five years after your death (the “5-year rule”), or in a joint ownership situation, the death of the first owner to die.

•

If Principal ProtectorSM was elected and if the “5-year rule” is elected and the successor owner dies prior to the end of the fifth year, we will pay any remaining account value in a lump sum and the contract and any remaining GWB benefit base will terminate without value. The successor owner should consult with a tax adviser before choosing to use the “5-year rule.” The GWB benefit base may be adversely affected if the successor owner makes any withdrawals that cause a

GWB Excess withdrawal. Also, when the contract terminates at the end of 5 years, any remaining GWB benefit base would be lost. If you elected Principal ProtectorSM, the successor owner has the option to terminate the benefit and charge upon receipt by us of due proof of death and notice to discontinue the benefit; otherwise, the benefit and charge will automatically continue.

•

The successor owner may instead elect to receive the cash value as a life annuity (or payments for a period certain of not longer than the successor owner’s life expectancy). Payments must begin within one year after the non-annuitant owner’s death. Unless this alternative is elected, we will pay any cash value five years after your death (or the death of the first owner to die).

•	A successor owner should consider naming a new beneficiary.

If the surviving spouse is the successor owner or joint owner, the spouse may elect to continue the contract. No distributions are required as long as the surviving spouse and annuitant are living.

An eligible successor owner, including a surviving joint owner after the first owner dies, may elect the beneficiary continuation option for NQ contracts discussed later under “Beneficiary continuation option” below.

How death benefit payment is made

We will pay the death benefit to the beneficiary in the form of the annuity payout option you have chosen. If you have not chosen an annuity payout option as of the time of the annuitant’s death, the beneficiary will receive the death benefit in a single sum. Payment of the death benefit in a lump sum terminates all rights and any applicable guarantees under the contract, including Guaranteed minimum income benefit, GPB Options 1 and 2, and Principal ProtectorSM. However, subject to any exceptions in the contract, our rules and any applicable requirements under federal income tax rules, the beneficiary may elect to apply the death benefit to one or more annuity payout options we offer at the time. See “Your annuity payout options” in “Accessing your money” earlier in this Prospectus. Please note that any annuity payout option chosen may not extend beyond the life expectancy of the beneficiary.

Successor owner and annuitant

If you are both the contract owner and the annuitant, and your spouse is the sole primary beneficiary or the joint owner, then your spouse may elect to receive the death benefit or continue the contract as successor owner/annuitant. The successor owner/annuitant must be 85 or younger as of the date of the non-surviving spouse’s death.

The determination of spousal status is made under applicable state law. However, in the event of a conflict between federal and state law, we follow federal rules.

If your surviving spouse decides to continue the contract, then as of the date we receive satisfactory proof of your death, any required instructions and information, and forms

72

necessary to effect the Successor owner/annuitant feature, we will increase the account value to equal your elected Guaranteed minimum death benefit as of the date of your death if such death benefit is greater than your account value, plus any amount applicable under the Protection PlusSM feature, and adjusted for any subsequent withdrawals. For Accumulator® PlusSM contracts, if any contributions are made during the one-year period prior to your death, the account value will first be reduced by any Credits applied to any such contributions. The increase in the account value will be allocated to the investment options according to the allocation percentages we have on file for your contract. Thereafter, for all contracts except Accumulator® SelectSM contracts, withdrawal charges will no longer apply to contributions made before your death, though withdrawal charges will apply if additional contributions are made. These additional contributions will be considered to be withdrawn only after all other amounts have been withdrawn. In determining whether your applicable guaranteed minimum death benefit option will continue to grow, we will use your surviving spouse’s age as of the date we receive satisfactory proof of your death, any required instructions and the information and forms necessary to effect the successor owner/ annuitant feature.

We will determine whether your applicable Guaranteed minimum death benefit option will continue as follows:

•

If the successor owner/annuitant is age 75 or younger on the date of the original owner/annuitant’s death, and the original owner/annuitant was age 84 or younger at death, the Guaranteed minimum death benefit continues based upon the option that was elected by the original owner/annuitant and will continue to grow according to its terms until the contract date anniversary following the date the successor owner/annuitant reaches age 85. The charge for the applicable Guaranteed minimum death benefit will continue to apply, even after the Guaranteed minimum death benefit no longer rolls up or is no longer eligible for resets.

•

If the successor owner/annuitant is age 75 or younger on the date of the original owner/annuitant’s death, and the original owner/annuitant was age 85 or older at death, we will reinstate the Guaranteed minimum death benefit that was elected by the original owner/annuitant. The benefit will continue to grow according to its terms until the contract date anniversary following the date the successor owner/annuitant reaches age 85. The charge for the applicable Guaranteed minimum death benefit will continue to apply, even after the Guaranteed minimum death benefit no longer rolls up or is no longer eligible for resets.

•	If the successor owner/annuitant is age 76 or over on the date of the original owner/annuitant’s death, the Guaranteed minimum death benefit will be frozen, which means:

∎	On the date your spouse elects to continue the contract, the value of the Guaranteed minimum death benefit will be set to equal the amount of the Guaranteed minimum death benefit base on the date of your death. If your account value is higher than the Guaranteed minimum death benefit base on the date of your death, the Guaranteed minimum death benefit base will not be increased to equal your account value.

∎	The Guaranteed minimum death benefit will no longer be eligible to increase, and will be subject to pro rata reduction for any subsequent withdrawals.

∎	The charge for the Guaranteed minimum death benefit will be discontinued.

∎	Upon the death of your spouse, the beneficiary will receive, as of the date of death, the greater of the account value and the value of the Guaranteed minimum death benefit.

—

In all cases, whether the Guaranteed minimum death benefit continues or is discontinued, if your account value is lower than the Guaranteed minimum death benefit base on the date of your death, your account value will be increased to equal the Guaranteed minimum death benefit base.

If you purchased your contract prior to September 2003, different rules may apply. Please see Appendix IX later in this prospectus for more information.

If you elected Principal ProtectorSM, the benefit and charge will remain in effect. If the GWB benefit base is zero at the time of your death, and the charge had been suspended, the charge will be reinstated if any of the events, described in “Principal ProtectorSM charge” in “Charges and expenses” earlier in this Prospectus, occur. The GWB benefit base will not automatically be stepped up to equal the account value, if higher, upon your death. Your spouse must wait five complete years from the prior step up or from contract issue, whichever is later, in order to be eligible for the Optional step up. For more information, see “Principal ProtectorSM” in “Contract features and benefits” earlier in this Prospectus.

Where an NQ contract is owned by a Living Trust, as defined in the contract, and at the time of the annuitant’s death the annuitant’s spouse is the sole beneficiary of the Living Trust, the Trustee, as owner of the contract, may request that the spouse be substituted as annuitant as of the date of the annuitant’s death. No further change of annuitant will be permitted.

Where an IRA contract is owned in a custodial individual retirement account, and your spouse is the sole beneficiary of the account, the custodian may request that the spouse be substituted as annuitant after your death.

For information on the operation of the successor owner/annuitant feature with the Guaranteed minimum income benefit, see “Exercise of Guaranteed minimum income benefit” under “Guaranteed minimum income benefit option” in “Contract features and benefits,” earlier in this Prospectus. For

73

information on the operation of this feature with Protection PlusSM, see “Protection PlusSM” in “Guaranteed minimum death benefit” under “Contract features and benefits,” earlier in this Prospectus.

Spousal protection

Spousal protection option for NQ contracts only.  This feature permits spouses who are joint contract owners to increase the account value to equal the Guaranteed minimum death benefit, if higher, and by the value of any Protection PlusSM benefit, if elected, upon the death of either spouse. This account value “step up” occurs even if the surviving spouse was the named annuitant. If you and your spouse jointly own the contract and one of you is the named annuitant, you had the right to elect the Spousal protection option at the time you purchased your contract at no additional charge. Both spouses must have been between the ages of 20 and 70 at the time the contract was issued and must each have been named the primary beneficiary in the event of the other’s death.

The annuitant’s age is generally used for the purpose of determining contract benefits. However, for the Annual Ratchet to age 85 and the Greater of 6% Roll-Up to age 85 or Annual Ratchet to age 85 guaranteed minimum death benefits and the Protection PlusSM benefit, the benefit is based on the older spouse’s age. The older spouse may or may not be the annuitant. However, for purposes of the Guaranteed minimum death benefit/guaranteed minimum income benefit roll-up benefit base reset option, the last age at which the benefit base may be reset is based on the annuitant’s age, not the older spouse’s age.

If the annuitant dies prior to annuitization, the surviving spouse may elect to receive the death benefit, including the value of the Protection PlusSM benefit, or, if eligible, continue the contract as the sole owner/ annuitant by electing the successor owner/annuitant option. If the non-annuitant spouse dies prior to annuitization, the surviving spouse continues the contract automatically as the sole owner/annuitant. In either case, the contract would continue, as follows:

•

As of the date we receive due proof of the spouse’s death, the account value will be reset to equal the Guaranteed minimum death benefit as of the date of the non-surviving spouse’s death, if higher, increased by the value of the Protection PlusSM benefit. For Accumulator® PlusSM contracts, if the annuitant spouse dies, the account value will first be reduced by any Credits applied in the one-year period prior to the death of either spouse.

•

The Guaranteed minimum death benefit continues to be based on the older spouse’s age for the life of the contract, even if the younger spouse is originally or becomes the sole owner/ annuitant. On the contract date anniversary following the date the older spouse would have reached age 85 (or if the older spouse was age 85 or older on the date of the older spouse’s death), the Guaranteed minimum death benefit will no longer be eligible to increase, and will be subject to pro rata reduction for any subsequent withdrawals. The charge for the Guaranteed minimum death benefit will continue.

•

The Protection PlusSM benefit will now be based on the surviving spouse’s age at the date of the non-surviving spouse’s death for the remainder of the life of the contract. If the benefit had been previously frozen because the older spouse had attained age 80, it will be reinstated if the surviving spouse is age 75 or younger. The benefit is then frozen on the contract date anniversary after the surviving spouse reaches age 80. If the surviving spouse is age 76 or older, the benefit and charge will be discontinued even if the surviving spouse is the older spouse (upon whose age the benefit was originally based).

•

The Guaranteed minimum income benefit may continue if the benefit had not already terminated and the benefit will be based on the successor owner/annuitant, if applicable. See “Guaranteed minimum income benefit” in “Contract features and benefits” earlier in this Prospectus. If the GMIB continues, the charge for the GMIB will continue to apply.

•

If the annuitant dies first, any withdrawal charges will no longer apply to any contributions made prior to the annuitant’s death. If the non-annuitant spouse dies first, the withdrawal charge schedule, if any, remains in effect with regard to all contributions.

•

If you elected Principal ProtectorSM, the benefit and charge will remain in effect. If your GWB benefit base is zero at the time of your death, and the charge had been suspended, the charge will be reinstated if any of the events, described in “Principal ProtectorSM charge” in “Charges and expenses” earlier in this Prospectus, occur. The GWB benefit base will not automatically be stepped up to equal the account value, if higher, upon your death. Your spouse must wait five complete years from the prior step up or from contract issue, whichever is later, in order to be eligible for the Optional step up. For more information, see “Principal ProtectorSM” in “Contract features and benefits” earlier in this Prospectus.

We will not allow Spousal protection to be added after contract issue. If there is a change in owner or primary beneficiary, the Spousal protection benefit will be terminated. If you divorce, but do not change the owner or primary beneficiary, Spousal protection continues.

Depending on when you purchased your contract, this feature may not be available to you. See Appendix IX later in this Prospectus for more information about your contract.

Beneficiary continuation option

This feature permits a designated individual, on the contract owner’s death, to maintain a contract with the deceased contract owner’s name on it and receive distributions under the contract, instead of receiving the death benefit in a single sum. We make this option available to beneficiaries under

74

traditional IRA, Roth IRA and NQ contracts, subject to state availability. Depending on the beneficiary, this option may be restricted or may no longer be available for deaths after December 31, 2019, due to legislation enacted at the end of 2019. Please speak with your financial professional or see Appendix VIII later in this Prospectus for further information.

Where an IRA contract is owned in a custodial individual retirement account, the custodian may reinvest the death benefit in an individual retirement annuity contract, using the account beneficiary as the annuitant. Please speak with your financial professional for further information.

The following describes the “Beneficiary continuation option for traditional IRA and Roth IRA contracts only” as in effect prior to legislation enacted at the end of 2019. Legislation enacted at the end of 2019 has changed key aspects of post-death distributions from tax qualified and tax favored contracts such as IRAs. After regulatory guidance is issued on this legislation, we anticipate making changes beginning in 2020 to our contracts to reflect these legislative changes. We may be required in certain cases to pay benefits faster under existing contracts.

Beneficiary continuation option for traditional IRA and Roth IRA contracts only.  The beneficiary continuation option must be elected by September 30th of the year following the calendar year of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option. If the election is made, then, as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the beneficiary continuation option feature, we will increase the account value to equal the applicable death benefit, if such death benefit is greater than such account value, plus any amount applicable under the Protection PlusSM feature, adjusted for any subsequent withdrawals. For Accumulator® PlusSM contracts, if you die during the one-year period following our receipt of a contribution, the account value will first be reduced by any Credits applied to such contribution.

After legislation enacted at the end of 2019, for deaths after December 31, 2019, only specified individuals who are “eligible designated beneficiaries” or “EDBs” may stretch post-death payments over the beneficiary’s life expectancy. See “required minimum distributions after your death” later in this prospectus under “Tax Information.” Individual beneficiaries who do not have EDB status (including beneficiaries named by the original beneficiary to receive any remaining interest after the death of the original beneficiary) must take out any remaining interest in the IRA or plan within 10 years of the applicable death. Trusts for individuals which would be considered as “see-through” trusts under the rules prior to January 1, 2020 presumably no longer qualify to elect the beneficiary continuation option, except under narrowly defined circumstances.

Under the beneficiary continuation option for IRA and Roth IRA contracts:

•	The contract continues with your name on it for the benefit of your beneficiary.

•	This feature is only available if the beneficiary is an individual. Certain trusts with only individual beneficiaries will be treated as individuals for this purpose.

•

If there is more than one beneficiary, each beneficiary’s share will be separately accounted for. It will be distributed over the beneficiary’s own life expectancy, if payments over life expectancy are chosen.

•	The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

•	The beneficiary may make transfers among the investment options but no additional contributions will be permitted.

•

If you had elected the Guaranteed minimum income benefit, an optional enhanced death benefit, GPB Option 2 or Principal ProtectorSM (in certain circumstances) under the contract, they will no longer be in effect and charges for such benefits will stop. Also, any Guaranteed minimum death benefit feature will no longer be in effect. See below for certain circumstances where Principal ProtectorSM may continue to apply.

•	The beneficiary may choose at any time to withdraw all or a portion of the account value and no withdrawal charges, if any, will apply.

•	Any partial withdrawal must be at least $300.

•	Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract.

•

Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking required minimum distributions based on the remaining life expectancy of the deceased beneficiary or to receive any remaining interest in the contract in a lump sum. Even in the case of IRA owners who died before December 31, 2019, if the beneficiary dies January 1, 2020 or later, legislation enacted at the end of 2019 imposes a 10-year limit on the distribution of the remaining interest. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

•

If you had elected Principal ProtectorSM, your eligible spousal beneficiary may not continue Principal ProtectorSM, and the benefit will terminate without value, even if the GWB benefit base is greater than zero. In general, spousal beneficiaries who wish to continue Principal ProtectorSM should consider continuing the contract under the Successor owner and annuitant feature, if eligible. In general, eligibility requires that your spouse must be the sole primary beneficiary. Please see “Successor owner and annuitant” in “How death benefit payment is made” under “Payment of

75

death benefit” earlier in this Prospectus for further details. If there are multiple beneficiaries who elect the Beneficiary continuation option, the spousal beneficiary may continue the contract without Principal ProtectorSM and non-spousal beneficiaries may continue with Principal ProtectorSM. In this case, the spouse’s portion of the GWB benefit base will terminate without value.

•	If you had elected Principal ProtectorSM, your non-spousal beneficiary may continue the benefit, as follows:

—	The beneficiary was 75 or younger on the original contract date.

—	The benefit and charge will remain in effect unless your beneficiary tells us to terminate the benefit at the time of the Beneficiary continuation option election.

—

One time step up: Upon your death, if your account value is greater than the GWB benefit base, the GWB benefit base will be automatically stepped up to equal the account value, at no additional charge. If Principal ProtectorSM is not in effect at the time of your death because the GWB benefit base is zero, the beneficiary may reinstate the benefit (at the charge that was last in effect) with the one time step up. For Accumulator® PlusSM contracts, if you die during the one-year period following our receipt of a contribution to which a Credit was applied, the account value will first be reduced by any Credits applied to such contribution before comparison with the GWB benefit base for purposes of any GWB benefit base step up. If the beneficiary chooses not to reinstate the Principal ProtectorSM at the time the Beneficiary continuation option is elected, Principal ProtectorSM will terminate.

—	If there are multiple beneficiaries each beneficiary’s interest in the GWB benefit base will be separately accounted for.

—	As long as the GWB benefit base is $5,000 or greater, the beneficiary may elect the Beneficiary continuation option and continue Principal ProtectorSM even if the account value is less than $5,000.

—

If scheduled payments are elected, the beneficiary’s scheduled payments will be calculated, using the greater of the account value or the GWB benefit base, as of each December 31. If the beneficiary dies prior to receiving all payments, we will make the remaining payments to the person designated by the deceased non-spousal beneficiary, unless that person elects to take any remaining account value in a lump sum, in which case any remaining GWB benefit base will terminate without value.

—

If the “5-year rule” is elected and the beneficiary dies prior to the end of the fifth year, we will pay any remaining account value in a lump sum and the contract and any remaining GWB benefit base will terminate without value.

—

Provided no other withdrawals are taken during a contract year while the beneficiary receives scheduled payments, the scheduled payments will not cause a GWB Excess withdrawal, even if they exceed the GWB Annual withdrawal amount. If the beneficiary takes any other withdrawals while the Beneficiary continuation option scheduled payments are in effect, the GWB Excess withdrawal exception terminates permanently. In order to take advantage of this exception, the beneficiary must elect the scheduled payments.

Beneficiary continuation option for NQ contracts only.  This feature, also known as the Inherited annuity, may only be elected when the NQ contract owner dies before the annuity maturity date, whether or not the owner and the annuitant are the same person. If the owner and annuitant are different and the owner dies before the annuitant, for purposes of this discussion, “beneficiary” refers to the successor owner. For a discussion of successor owner, see “When an NQ contract owner dies before the annuitant” earlier in this section. This feature must be elected within 9 months following the date of your death and before any inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option.

Generally, payments will be made once a year to the beneficiary over the beneficiary’s life expectancy, determined on a term certain basis and in the year payments start. These payments must begin no later than one year after the date of your death and are referred to as “scheduled payments.” The beneficiary may choose the “5-year rule” instead of scheduled payments over life expectancy. If the beneficiary chooses the 5-year rule, there will be no scheduled payments. Under the 5-year rule, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by the fifth anniversary of your death.

Under the beneficiary continuation option for NQ contracts (regardless of whether the owner and the annuitant are the same person):

•	This feature is only available if the beneficiary is an individual. It is not available for any entity such as a trust, even if all of the beneficiaries of the trust are individuals.

•	The contract continues with your name on it for the benefit of your beneficiary.

•

If there is more than one beneficiary, each beneficiary’s share will be separately accounted for. It will be distributed over the respective beneficiary’s own life expectancy, if scheduled payments are chosen.

•	The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

•	The beneficiary may make transfers among the investment options but no additional contributions will be permitted.

76

•

If you had elected the Guaranteed minimum income benefit, an optional enhanced death benefit, GPB Option 2 or Principal ProtectorSM (in certain circumstances) under the contract, they will no longer be in effect and charges for such benefits will stop. Also, any Guaranteed minimum death benefit feature will no longer be in effect. See below for certain circumstances where Principal ProtectorSM may continue to apply.

•

If the beneficiary chooses the “5-year rule,” withdrawals may be made at any time. If the beneficiary instead chooses scheduled payments, the beneficiary may also take withdrawals, in addition to scheduled payments, at any time.

•	Any partial withdrawals must be at least $300.

•	Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract on the beneficiary’s death.

•

Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking scheduled payments based on the remaining life expectancy of the deceased beneficiary (if scheduled payments were chosen) or to receive any remaining interest in the contract in a lump sum. We will pay any remaining interest in the contract in a lump sum if your beneficiary elects the 5-year rule. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

•

If you had elected Principal ProtectorSM, your spousal beneficiary may not continue Principal ProtectorSM, and the benefit will terminate without value, even if the GWB benefit base is greater than zero. In general, spousal beneficiaries who wish to continue Principal ProtectorSM should consider continuing the contract under the Successor owner and annuitant feature, if eligible. In general, eligibility requires that you must be the owner and annuitant and your spouse must be the sole primary beneficiary. Please see “Successor owner and annuitant” in “How death benefit payment is made” under “Payment of death benefit” earlier in this Prospectus for further details. If there are multiple beneficiaries who elect the Beneficiary continuation option, the spousal beneficiary may continue the contract without Principal ProtectorSM and non-spousal beneficiaries may continue with Principal ProtectorSM. In this case, the spouse’s portion of the GWB benefit base will terminate without value.

•

If the non-spousal beneficiary chooses scheduled payments under “Withdrawal Option 1,” as discussed above in this section, Principal ProtectorSM may not be continued and will automatically terminate without value even if the GWB benefit base is greater than zero.

•	If you had elected Principal ProtectorSM, your non-spousal beneficiary may continue the benefit, as follows:
—	The beneficiary was 75 or younger on the original contract date.

—	The benefit and charge will remain in effect unless your beneficiary tells us to terminate the benefit at the time of the Beneficiary continuation option election.

—

One time step up: Upon your death, if your account value is greater than the GWB benefit base, the GWB benefit base will be automatically stepped up to equal the account value, at no additional charge. If Principal ProtectorSM is not in effect at the time of your death because the GWB benefit base is zero, the beneficiary may reinstate the benefit (at the charge that was last in effect) with the one time step up. For Accumulator® Plus contracts, if you die during the one-year period following our receipt of a contribution to which a Credit was applied, the account value will first be reduced by any Credits applied to such contribution before comparison with the GWB benefit base for purposes of any GWB benefit base step up. If the beneficiary chooses not to reinstate the Principal ProtectorSM at the time the Beneficiary continuation option is elected, Principal ProtectorSM will terminate.

—	If there are multiple beneficiaries, each beneficiary’s interest in the GWB benefit base will be separately accounted for.

—	As long as the GWB benefit base is $5,000 or greater, the beneficiary may elect the Beneficiary continuation option and continue Principal ProtectorSM even if the account value is less than $5,000.

—

If scheduled payments under “Withdrawal Option 2” is elected, the beneficiary’s scheduled payments will be calculated using the greater of the account value or the GWB benefit base, as of each December 31. If the beneficiary dies prior to receiving all payments, we will make the remaining payments to the person designated by the deceased non-spousal beneficiary, unless that person elects to take any remaining account value in a lump sum, in which case any remaining GWB benefit base will terminate without value.

—

If the “5-year rule” is elected and the beneficiary dies prior to the end of the fifth year, we will pay any remaining account value in a lump sum and the contract and any remaining GWB benefit base will terminate without value.

—

Provided no other withdrawals are taken during a contract year while the beneficiary receives scheduled payments, the scheduled payments will not cause a GWB Excess withdrawal, even if they exceed the GWB Annual withdrawal amount. If the beneficiary takes any other withdrawals while the Beneficiary continuation option scheduled payments are in effect, the GWB Excess withdrawal exception terminates permanently. In order to take advantage of this exception, the beneficiary must elect scheduled payments under

77

“Withdrawal Option 2” rather than the “5-year rule.” If the beneficiary elects the “5-year rule,” there is no exception.

If you are both the owner and annuitant:

•

As of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the beneficiary continuation option feature, we will increase the annuity account value to equal the applicable death benefit if such death benefit is greater than such account value, plus any amount applicable under the Protection PlusSM feature, adjusted for any subsequent withdrawals. For Accumulator® Plus contracts, if you die during the one-year period following our receipt of a contribution, the account value will first be reduced by any Credits applied to such contribution.

•	No withdrawal charges, if any, will apply to any withdrawals by the beneficiary.

If the owner and annuitant are not the same person:

•	If the beneficiary continuation option is elected, the beneficiary automatically becomes the new annuitant of the contract, replacing the existing annuitant.

•	The annuity account value will not be reset to the death benefit amount.

•

The contract’s withdrawal charge schedule, if any, will continue to be applied to any withdrawal or surrender other than scheduled payments; the contract’s free corridor amount will continue to apply to withdrawals but does not apply to surrenders.

•

We do not impose a withdrawal charge (if applicable) on scheduled payments except if, when added to any withdrawals previously taken in the same contract year, including for this purpose a contract surrender, the total amount of withdrawals and scheduled payments exceed the free corridor amount. See the “Withdrawal charges” in “Charges and expenses” earlier in this Prospectus.

If a contract is jointly owned:

•	The surviving owner supersedes any other named beneficiary and may elect the beneficiary continuation option.

•	If the deceased joint owner was also the annuitant, see “If you are both the owner and annuitant” earlier in this section.

•	If the deceased joint owner was not the annuitant, see “If the owner and annuitant are not the same person” earlier in this section.

78

7. Tax information

Overview

In this part of the Prospectus, we discuss the current federal income tax rules that generally apply to Accumulator® Series contracts owned by United States individual taxpayers. The tax rules can differ, depending on the type of contract, whether NQ, traditional IRA, Roth IRA, QP or TSA. Therefore, we discuss the tax aspects of each type of contract separately.

Federal income tax rules include the United States laws in the Internal Revenue Code, and Treasury Department Regulations and Internal Revenue Service (“IRS”) interpretations of the Internal Revenue Code. These tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider further proposals to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict what, if any, legislation will actually be proposed or enacted.

We cannot provide detailed information on all tax aspects of the contracts. Moreover, the tax aspects that apply to a particular person’s contract may vary depending on the facts applicable to that person. We do not discuss state income and other state taxes, federal income tax and withholding rules for non-U.S. taxpayers, or federal gift and estate taxes. We also do not discuss the Employee Retirement Income Security Act of 1974 (ERISA). Transfers of the contract, rights or values under the contract, or payments under the contract, for example, amounts due to beneficiaries, may be subject to federal or state gift, estate, or inheritance taxes. You should not rely only on this document, but should consult your tax adviser before your purchase.

CARES Act

Congress enacted the Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”) on March 27, 2020, with certain provisions immediately effective or retroactively effective to January 1, 2020. If you own a tax-qualified contract or intend to purchase a tax-qualified contract, you should consult with your tax adviser regarding how the CARES Act impacts your unique situation. The CARES Act suspends required minimum distributions during the 2020 calendar year for many tax-qualified and tax-favored plans and contracts (such as defined contribution plans, 403(b) plans, government sponsored employer 457(b) plans, and IRAs). Please read all disclosure in this Prospectus accordingly. The CARES Act permits penalty-free withdrawals during 2020 from such plans and contracts by individuals affected by coronavirus or the economic aftermath. Coronavirus-related distributions from all such plans and contracts would be limited to an aggregate of $100,000 for any individual. The individual would be able to repay the amount of the distribution to the plan or contract within a 3-year period. The CARES Act also increases availability of specified qualified plan loans and flexibility of repayment. Please consult your tax adviser about your individual circumstances.

Contracts that fund a retirement arrangement

Generally, there are two types of funding vehicles that are available for Individual Retirement Arrangements (“IRAs”): an individual retirement annuity contract such as the ones offered in this Prospectus, or a custodial or trusteed individual retirement account. Similarly, a 403(b) plan can be funded through a 403(b) annuity contract or a 403(b)(7) custodial account. Annuity contracts can also be purchased in connection with retirement plans qualified under Section 401(a) of the Code (“QP contracts”). How these arrangements work, including special rules applicable to each, are noted in the specific sections for each type of arrangement, below. You should be aware that the funding vehicle for a tax-qualified arrangement does not provide any tax deferral benefit beyond that already provided by the Code for all permissible funding vehicles. Before choosing an annuity contract, therefore, you should consider the annuity’s features and benefits compared with the features and benefits of other permissible funding vehicles and the relative costs of annuities and other arrangements. You should be aware that cost may vary depending on the features and benefits made available and the charges and expenses of the investment options or funds that you elect.

Certain provisions of the Treasury Regulations on required minimum distributions concerning the actuarial present value of additional contract benefits could increase the amount required to be distributed from annuity contracts funding qualified plans, 403(b) plans and IRAs. For this purpose additional annuity contract benefits may include, but are not limited to, various guaranteed benefits such as guaranteed minimum income benefits and enhanced death benefits. You should consider the potential implication of these Regulations before you purchase this annuity contract or purchase additional features under this annuity contract. See also Appendix II at the end of this Prospectus for a discussion of QP contracts, and Appendix X at the end of this Prospectus for a discussion of TSA contracts.

Transfers among investment options

You can make transfers among investment options inside the contract without triggering taxable income.

Taxation of nonqualified annuities

Contributions

You may not deduct the amount of your contributions to a nonqualified annuity contract.

79

Contract earnings

Generally, you are not taxed on contract earnings until you receive a distribution from your contract, whether as a withdrawal or as an annuity payment. However, earnings are taxable, even without a distribution:

•

if a contract fails investment diversification requirements as specified in federal income tax rules (these rules are based on or are similar to those specified for mutual funds under the securities laws);

•	if you transfer a contract, for example, as a gift to someone other than your spouse (or former spouse);

•	if you use a contract as security for a loan (in this case, the amount pledged will be treated as a distribution); and

•

if the owner is other than an individual (such as a corporation, partnership, trust, or other non-natural person). This provision does not apply to a trust which is a mere agent or nominee for an individual, such as a typical grantor trust.

Federal tax law requires that all nonqualified deferred annuity contracts that the Company and its affiliates issue to you during the same calendar year be linked together and treated as one contract for calculating the taxable amount of any distribution from any of those contracts.

Annuity payments

The following applies to an annuitization of the entire contract. In certain cases, the contract can be partially annuitized. See “Partial annuitization” below.

Annuitization under an Accumulator® Series contract occurs when your entire interest under the contract is or has been applied to one or more payout options intended to amortize amounts over your life or over a period certain generally limited by the period of your life expectancy. (We do not currently offer a period certain option without life contingencies.) Annuity payouts can also be determined on a joint life basis. After annuitization, no further contributions to the contract may be made, the annuity payout amount must be paid at least annually, and annuity payments cannot be stopped except by death or surrender (if permitted under the terms of the contract).

Annuitization payments that are based on life or life expectancy are considered annuity payments for income tax purposes. We include in annuitization payments GMIB payments and other annuitization payments available under your contract.

Once annuity payments begin, a portion of each payment is taxable as ordinary income. You get back the remaining portion without paying taxes on it. This is your unrecovered investment in the contract. Generally, your investment in the contract equals the contributions you made, less any amounts you previously withdrew that were not taxable.

For fixed annuity payments, the tax-free portion of each payment is determined by (1) dividing your investment in the contract by the total amount you are expected to receive out of the contract, and (2) multiplying the result by the amount of the payment. For variable annuity payments, your tax-free portion of each payment is your investment in the contract divided by the number of expected payments. If you have a loss on a variable annuity payout in a taxable year, you may be able to adjust the tax-free amount in subsequent years.

Once you have received the amount of your investment in the contract, all payments after that are fully taxable. If payments under a life annuity stop because the annuitant dies, there is an income tax deduction for any unrecovered investment in the contract.

Your rights to apply amounts under this contract to an annuity payout option are described elsewhere in this Prospectus. If you hold your contract to the maximum maturity age under the contract we require that a choice be made between taking a lump sum settlement of any remaining account value or applying any such account value to an annuity payout option we may offer at the time under the contract. If no affirmative choice is made, we will apply any remaining annuity value to the default option under the contract at such age. While there is no specific federal tax guidance as to whether or when an annuity contract is required to mature, or as to the form of the payments to be made upon maturity, we believe that this contract constitutes an annuity contract under current federal tax rules.

Partial annuitization

The consequences described above for annuitization of the entire contract apply to the portion of the contract which is partially annuitized. A nonqualified deferred annuity contract is treated as being partially annuitized if a portion of the contract is applied to an annuity payout option on a life-contingent basis or for a period certain of at least 10 years. In order to get annuity payment tax treatment for the portion of the contract applied to the annuity payout, payments must be made at least annually in substantially equal amounts, the payments must be designed to amortize the amount applied over life or the period certain, and the payments cannot be stopped, except by death or surrender (if permitted under the terms of the contract). The investment in the contract is split between the partially annuitized portion and the deferred amount remaining based on the relative values of the amount applied to the annuity payout and the deferred amount remaining at the time of the partial annuitization. Also, the partial annuitization has its own annuity starting date. We do not currently offer a period certain option without life contingencies.

Withdrawals made before annuity payments begin

If you make withdrawals before annuity payments begin under your contract, they are taxable to you as ordinary income if there are earnings in the contract. Generally, earnings are your account value less your investment in the contract. If you withdraw an amount which is more than the earnings in the contract as of the date of the withdrawal, the balance of the distribution is treated as a reduction of your investment in the contract and is not taxable.

Protection PlusSM feature

In order to enhance the amount of the death benefit to be paid at the annuitant’s death, you may have purchased a

80

Protection PlusSM rider for your NQ contract. Although we regard this benefit as an investment protection feature which is part of the contract and which should have no adverse tax effect, it is possible that the IRS could take a contrary position or assert that the Protection PlusSM rider is not part of the contract. In such a case, the charges for the Protection PlusSM rider could be treated for federal income tax purposes as a partial withdrawal from the contract. If this were so, such a deemed withdrawal could be taxable, and for contract owners under age 59 1/2, also subject to a tax penalty. Were the IRS to take this position, the Company would take all reasonable steps to attempt to avoid this result, which could include amending the contract (with appropriate notice to you).

1035 Exchanges

You may purchase a nonqualified deferred annuity contract through an exchange of another contract. Normally, exchanges of contracts are taxable events. The exchange will not be taxable under Section 1035 of the Internal Revenue Code if:

•

the contract that is the source of the funds you are using to purchase the nonqualified deferred annuity contract is another nonqualified deferred annuity contract (or life insurance or endowment contract).

•

the owner and the annuitant are the same under the source contract and the contract issued in exchange. If you are using a life insurance or endowment contract the owner and the insured must be the same on both sides of the exchange transaction.

In some cases you may make a tax-deferred 1035 exchange from a nonqualified deferred annuity contract to a “qualified long-term care contract” meeting all specified requirements under the Code or an annuity contract with a “qualified long-term care contract” feature (sometimes referred to as a “combination annuity” contract).

The tax basis, also referred to as your investment in the contract, of the source contract carries over to the contract issued in exchange.

An owner may direct the proceeds of a partial withdrawal from one nonqualified deferred annuity contract to purchase or contribute to another nonqualified deferred annuity contract on a tax-deferred basis. If requirements are met, the owner may also directly transfer amounts from a nonqualified deferred annuity contract to a “qualified long-term care contract” or “combination annuity” in such a partial 1035 exchange transaction. Special forms, agreement between the carriers, and provision of cost basis information may be required to process this type of an exchange.

If you are purchasing your contract through a Section 1035 exchange, you should be aware that the Company cannot guarantee that the exchange from the source contract to the contract you are applying for will be treated as a Section 1035 exchange; the insurance company issuing the source contract controls the tax information reporting of the transaction as a Section 1035 exchange. Because information reports are not provided and filed until the calendar year after the exchange transaction, the insurance company issuing the source contract shows its agreement that the transaction is a 1035 exchange by providing to us the cost basis of the exchanged source contract when it transfers the money to us on your behalf.

Even if the contract owner and the insurance companies agree that a full or partial 1035 exchange is intended, the IRS has the ultimate authority to review the facts and determine that the transaction should be recharacterized as taxable in whole or in part.

Section 1035 exchanges are generally not available after the death of the owner. The destination contract must meet specific post-death payout requirements to prevent avoidance of the death of owner rules. See “Payment of death benefit”.

Surrenders

If you surrender or cancel the contract, the distribution is taxable as ordinary income (not capital gain) to the extent it exceeds your investment in the contract.

Death benefit payments made to a beneficiary after your death

For the rules applicable to death benefits, see “Payment of death benefit” earlier in this Prospectus. The tax treatment of a death benefit taken as a single sum is generally the same as the tax treatment of a withdrawal from or surrender of your contract. The tax treatment of a death benefit taken as annuity payments is generally the same as the tax treatment of annuity payments under your contract.

Under the Beneficiary continuation option, the tax treatment of a withdrawal after the death of the owner taken as a single sum or taken as withdrawals under the 5-year rule is generally the same as the tax treatment of a withdrawal from or surrender of your contract.

Early distribution penalty tax

If you take distributions before you are age 59 1/2, a penalty tax of 10% of the taxable portion of your distribution applies in addition to the income tax. Some of the available exceptions to the pre-age 59 1/2, penalty tax include distributions made:

•	on or after your death; or

•	because you are disabled (special federal income tax definition); or

•

in the form of substantially equal periodic annuity payments at least annually over your life (or life expectancy), or the joint lives of you and your beneficiary (or joint life expectancies) using an IRS-approved distribution method.

Please note that it is your responsibility to claim the penalty exception on your own income tax return and to document eligibility for the exception to the IRS.

Additional Tax on Net Investment Income

Taxpayers who have modified adjusted gross income (“MAGI”) over a specified amount and who also have specified net investment income in any year may have to pay an additional surtax of 3.8%. (This tax has been informally referred to as the “Net Investment Income Tax” or “NIIT”). For this purpose net investment income includes distributions from and payments under nonqualified annuity

81

contracts. The threshold amount of MAGI varies by filing status: $200,000 for single filers; $250,000 for married taxpayers filing jointly, and $125,000 for married taxpayers filing separately. The tax applies to the lesser of a) the amount of MAGI over the applicable threshold amount or b) the net investment income. You should discuss with your tax adviser the potential effect of this tax.

Investor control issues

Under certain circumstances, the IRS has stated that you could be treated as the owner (for tax purposes) of the assets of Separate Account No. 49. If you were treated as the owner, you would be taxable on income and gains attributable to the shares of the underlying portfolios.

The circumstances that would lead to this tax treatment would be that, in the opinion of the IRS, you could control the underlying investment of Separate Account No. 49. The IRS has said that the owners of variable annuities will not be treated as owning the separate account assets provided the underlying portfolios are restricted to variable life and annuity assets. The variable annuity owners must have the right only to choose among the Portfolios, and must have no right to direct the particular investment decisions within the Portfolios.

Although we believe that, under current IRS guidance, you would not be treated as the owner of the assets of Separate Account No. 49, there are some issues that remain unclear. For example, the IRS has not issued any guidance as to whether having a larger number of Portfolios available, or an unlimited right to transfer among them, could cause you to be treated as the owner. We do not know whether the IRS will ever provide such guidance or whether such guidance, if unfavorable, would apply retroactively to your contract. Furthermore, the IRS could reverse its current guidance at any time. We reserve the right to modify your contract as necessary to prevent you from being treated as the owner of the assets of Separate Account No. 49.

Individual retirement arrangements (IRAs)

General

“IRA” stands for individual retirement arrangement. There are two basic types of such arrangements, individual retirement accounts and individual retirement annuities. In an individual retirement account, a trustee or custodian holds the assets funding the account for the benefit of the IRA owner. The assets typically include mutual funds and/or individual stocks and/or securities in a custodial account, and bank certificates of deposit in a trusteed account. In an individual retirement annuity, an insurance company issues an annuity contract that serves as the IRA.

There are two basic types of IRAs, as follows:

•	Traditional IRAs, typically funded on a pre-tax basis; and

•	Roth IRAs, funded on an after-tax basis.

Regardless of the type of IRA, your ownership interest in the IRA cannot be forfeited. You or your beneficiaries who survive you are the only ones who can receive the IRA’s benefits or payments. All types of IRAs qualify for tax deferral regardless of the funding vehicle selected.

You can hold your IRA assets in as many different accounts and annuities as you would like, as long as you meet the rules for setting up and making contributions to IRAs. However, if you own multiple IRAs, you may be required to combine IRA values or contributions for tax purposes. For further information about individual retirement arrangements, you can read Internal Revenue Service Publications 590-A (“Contributions to Individual Retirement Arrangements (IRAs)”) and 590-B (“Distributions from Individual Retirement Arrangements (IRAs)”). These publications are usually updated annually, and can be obtained by contacting the IRS or from the IRS website (www.irs.gov).

The Company designs its IRA contracts to qualify as individual retirement annuities under Section 408(b) of the Internal Revenue Code. You may have purchased the contract as a traditional IRA or Roth IRA. For Accumulator® Series contracts except Accumulator® PlusSM, we also offered inherited IRA contracts for payment of post-death required minimum distributions from traditional IRAs and Roth IRAs, respectively. Legislation enacted at the end of 2019 may restrict the availability of payment options under such IRAs.

This Prospectus contains the information that the IRS requires you to have before you purchase an IRA. The first section covers some of the special tax rules that apply to traditional IRAs. The next section covers Roth IRAs. The disclosure generally assumes direct ownership of the individual retirement annuity contract. For contracts owned in a custodial individual retirement account, the disclosure will apply only if you terminate your account or transfer ownership of the contract to yourself.

We describe the amount and types of charges that may apply to your contributions under “Charges and expenses” earlier in this Prospectus. We describe the method of calculating payments under “Accessing your money” earlier in this Prospectus. We do not guarantee or project growth in any variable income annuitization option payments (as opposed to payments from a fixed income annuitization option).

The Company had received an opinion letter from the IRS approving the respective forms of the Accumulator® Series traditional and Roth IRA contracts for use as a traditional and Roth IRA, respectively. This IRS approval is a determination only as to the form of the annuity. It does not represent a determination of the merits of the annuity as an investment. The contracts submitted for IRS approval do not include every feature possibly available under the Accumulator® Series traditional and Roth IRA contracts.

Your right to cancel within a certain number of days

This is provided for informational purposes only. Since the contract is no longer available to new purchasers, this cancellation provision is no longer applicable.

You can cancel either type of the Accumulator® Series IRA contract (traditional IRA or Roth IRA) by following the directions in “Your right to cancel within a certain number of days” under “Contract features and benefits” earlier in this Prospectus. If you cancel a traditional IRA or Roth IRA contract, we may have to withhold tax, and we must report the transaction to the IRS. A contract cancellation could have an unfavorable tax impact.

82

Traditional individual retirement annuities (traditional IRAs)

Contributions to traditional IRAs.  Individuals may generally make three different types of contributions to purchase a traditional IRA or as subsequent contributions to an existing IRA:

•	“regular” contributions out of earned income or compensation; or

•	tax-free “rollover” contributions; or

•	direct custodian-to-custodian transfers from other traditional IRAs (“direct transfers”).

When you make a contribution to your IRA, we require you to tell us whether it is a regular contribution, rollover contribution, or direct transfer contribution, and to supply supporting documentation in some cases.

The initial contribution to your contract must have been a direct transfer or rollover, because the minimum initial contribution required to purchase an Accumulator® Series contract was greater than the maximum regular IRA contribution permitted for a taxable year. If permitted under your contract, subsequent contributions may also be regular contributions out of compensation.

Regular contributions to traditional IRAs

Limits on contributions.  The “maximum regular contribution amount” for any taxable year is the most that can be contributed to all of your IRAs (traditional and Roth) as regular contributions for the particular taxable year. The maximum regular contribution amount depends on age, earnings, and year, among other things. Generally, $6,000 is the maximum amount that you may contribute to all IRAs (traditional and Roth IRAs) for 2020, after adjustment for cost-of-living changes. When your earnings are below $6,000, your earned income or compensation for the year is the most you can contribute. This limit does not apply to rollover contributions or direct custodian-to-custodian transfers into a traditional IRA.

If you are at least age 50 at any time during the taxable year for which you are making a regular contribution to your IRA, you may be eligible to make additional “catch-up contributions” of up to $1,000 to your traditional IRA.

Special rules for spouses.  If you are married and file a joint federal income tax return, you and your spouse may combine your compensation to determine the amount of regular contributions you are permitted to make to traditional IRAs (and Roth IRAs discussed below). Even if one spouse has no compensation or compensation under $6,000, married individuals filing jointly can contribute up to $12,000 per year to any combination of traditional IRAs and Roth IRAs. Any contributions to Roth IRAs reduce the ability to contribute to traditional IRAs and vice versa. The maximum amount may be less if earned income is less and the other spouse has made IRA contributions. No more than a combined total of $6,000 can be contributed annually to either spouse’s traditional and Roth IRAs. Each spouse owns his or her traditional IRAs and Roth IRAs even if the other spouse funded the contributions. Catch-up contributions may be made as described above for spouses who are at least age 50 at any time during the taxable year for which the contribution is made.

Deductibility of contributions.  The amount of traditional IRA contributions that you can deduct for a taxable year depends on whether you are covered by an employer-sponsored tax-favored retirement plan, as defined under special federal income tax rules. Your Form W-2 will indicate whether or not you are covered by such a retirement plan.

The federal tax rules governing contributions to IRAs made from current compensation are complex and are subject to numerous technical requirements and limitations which vary based on an individual’s personal situation (including his/her spouse). IRS Publication 590-A, “Contributions to Individual Retirement Arrangements (IRAs)” which is updated annually and is available at www.irs.gov, contains pertinent explanations of the rules applicable to the current year. The amount of permissible contributions to IRAs, the amount of IRA contributions which may be deductible, and the individual’s income limits for determining contributions and deductions all may be adjusted annually for cost of living.

Nondeductible regular contributions.  If you are not eligible to deduct part or all of the traditional IRA contribution, you may still make nondeductible contributions on which earnings will accumulate on a tax-deferred basis. The combined deductible and nondeductible contributions to your traditional IRA (or the non-working spouse’s traditional IRA) may not, however, exceed the maximum $5,000 per person limit for the applicable taxable year ($6,000 for 2020 after adjustment). The dollar limit is $1,000 higher for people eligible to make age 50+ “catch-up” contributions ($7,000 for 2020). You must keep your own records of deductible and nondeductible contributions in order to prevent double taxation on the distribution of previously taxed amounts. See “Withdrawals, payments and transfers of funds out of traditional IRAs” later in this section for more information.

If you are making nondeductible contributions in any taxable year, or you have made nondeductible contributions to a traditional IRA in prior years and are receiving distributions from any traditional IRA, you must file the required information with the IRS. Moreover, if you are making nondeductible traditional IRA contributions, you must retain all income tax returns and records pertaining to such contributions until interests in all traditional IRAs are fully distributed.

When you can make regular contributions.  If you file your tax returns on a calendar year basis like most taxpayers, you have until the April 15 return filing deadline (without extensions) of the following calendar year to make your regular traditional IRA contributions for a taxable year. Make sure you designate the year for which you are making the contribution.

83

Rollover and direct transfer contributions to traditional IRAs

Rollover contributions may be made to a traditional IRA from these “eligible retirement plans”:

•	qualified plans;

•	governmental employer 457(b) plans;

•	403(b) plans; and

•	other traditional IRAs.

Direct transfer contributions may only be made directly from one traditional IRA to another.

Any amount contributed to a traditional IRA after lifetime required minimum distributions must start be net of your required minimum distribution for the year in which the rollover or direct transfer contribution is made.

Rollovers from “eligible retirement plans” other than traditional IRAs

Your plan administrator will tell you whether or not your distribution is eligible to be rolled over. Spousal beneficiaries and spousal alternate payees under qualified domestic relations orders may roll over funds on the same basis as the plan participant.

There are two ways to do rollovers:

•	Do it yourself:

You actually receive a distribution that can be rolled over and you roll it over to a traditional IRA within 60 days after the date you receive the funds. The distribution from your eligible retirement plan will be net of 20% mandatory federal income tax withholding. If you want, you can replace the withheld funds yourself and roll over the full amount.

•	Direct rollover:

You tell the trustee or custodian of the eligible retirement plan to send the distribution directly to your traditional IRA issuer. Direct rollovers are not subject to mandatory federal income tax withholding.

All distributions from a qualified plan, 403(b) plan or governmental employer 457(b) plan are eligible rollover distributions, unless the distributions are:

•	“required minimum distributions” after age 72 (or age 70 1/2 if applicable) or retirement from service with the employer; or

•	substantially equal periodic payments made at least annually for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary; or

•	substantially equal periodic payments made for a specified period of 10 years or more; or

•	hardship withdrawals; or

•	corrective distributions that fit specified technical tax rules; or

•	loans that are treated as distributions; or

•	certain death benefit payments to a beneficiary who is not your surviving spouse; or

•	qualified domestic relations order distributions to a beneficiary who is not your current spouse or former spouse.

Under legislation enacted at the end of 2019, distributions from an eligible retirement plan made in connection with the birth or adoption of a child as specified in the Code can be made free of income tax withholding and penalty-free. Repayments of these distributions to an eligible retirement plan are treated as deemed rollover contributions. IRS guidance will be required to implement this provision.

You should discuss with your tax adviser whether you should consider rolling over funds from one type of tax qualified retirement plan to another because the funds will generally be subject to the rules of the recipient plan. For example, funds in a governmental employer 457(b) plan are not subject to the additional 10% federal income tax penalty for premature distributions, but they may become subject to this penalty if you roll the funds to a different type of eligible retirement plan such as a traditional IRA, and subsequently take a premature distribution.

Rollovers from an eligible retirement plan to a traditional IRA are not subject to the “one-per-year limit” noted later in this section.

Rollovers of after-tax contributions from eligible retirement plans other than traditional IRAs

Any non-Roth after-tax contributions you have made to a qualified plan or 403(b) plan (but not a governmental employer 457(b) plan) may be rolled over to a traditional IRA (either in a direct rollover or a rollover you do yourself). When the recipient plan is a traditional IRA, you are responsible for recordkeeping and calculating the taxable amount of any distributions you take from that traditional IRA. See “Taxation of Payments” later in this section under “Withdrawals, payments and transfers of funds out of traditional IRAs.” After-tax contributions in a traditional IRA cannot be rolled over from your traditional IRA into, or back into, a qualified plan, 403(b) plan or governmental employer 457(b) plan.

Rollovers from traditional IRAs to traditional IRAs

You may roll over amounts from one traditional IRA to one or more of your other traditional IRAs if you complete the transaction within 60 days after you receive the funds. You may make such a rollover only once in every 12-month period for the same funds. We call this the “one-per-year limit.” It is the IRA owner’s responsibility to determine if this rule is met. Trustee-to-trustee or custodian-to-custodian direct transfers are not rollover transactions. You can make these more frequently than once in every 12-month period.

84

Spousal rollovers and divorce-related direct transfers

The surviving spouse beneficiary of a deceased individual can roll over funds from, or directly transfer funds from, the deceased spouse’s traditional IRA to one or more other traditional IRAs. Also, in some cases, traditional IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court-ordered divorce or separation decree.

Excess contributions to traditional IRAs

Excess contributions to IRAs are subject to a 6% excise tax for the year in which made and for each year after until withdrawn. Examples of excess contributions are regular contributions of more than the maximum regular contribution amount for the applicable taxable year, and a rollover contribution which is not eligible to be rolled over, for example to the extent an amount distributed is a lifetime required minimum distribution after age 72 (or after age 70 1/2, if applicable). You can avoid or limit the excise tax by withdrawing an excess contribution. See IRS Publications 590-A and 590-B for further details.

Recharacterizations

Amounts that have been contributed as traditional IRA funds may subsequently be treated as Roth IRA funds. Special federal income tax rules allow you to change your mind again and have amounts that are subsequently treated as Roth IRA funds, once again treated as traditional IRA funds. You do this by using the forms we prescribe. This is referred to as having “recharacterized” your contribution.

Withdrawals, payments and transfers of funds out of traditional IRAs

No federal income tax law restrictions on withdrawals. You can withdraw any or all of your funds from a traditional IRA at any time. You do not need to wait for a special event like retirement.

Taxation of payments.  Amounts distributed from traditional IRAs are not subject to federal income tax until you or your beneficiary receive them. Taxable payments or distributions include withdrawals from your contract, surrender of your contract and annuity payments from your contract. Death benefits are also taxable.

We report all payments from traditional IRA contracts on IRS Form 1099-R. You are responsible for reporting these amounts correctly on your individual income tax return and keeping supporting records. Except as discussed below, the total amount of any distribution from a traditional IRA must be included in your gross income as ordinary income.

If you have ever made nondeductible (after-tax) IRA contributions to any traditional IRA (it does not have to be to this particular traditional IRA contract), those contributions are recovered tax-free when you get distributions from any traditional IRA. It is your responsibility to keep permanent tax records of all of your nondeductible contributions to traditional IRAs so that you can correctly report the taxable amount of any distribution on your own tax return. At the end of any year in which you have received a distribution from any traditional IRA, you calculate the ratio of your total nondeductible traditional IRA contributions (less any amounts previously withdrawn tax-free) to the total account balances of all traditional IRAs you own at the end of the year plus all traditional IRA distributions made during the year. Multiply this by all distributions from the traditional IRA during the year to determine the nontaxable portion of each distribution.

A distribution from a traditional IRA is not taxable if:

•	the amount received is a withdrawal of certain excess contributions, as described in IRS Publications 590-A and 590-B; or

•

the entire amount received is rolled over to another traditional IRA or other eligible retirement plan which agrees to accept the funds. (See “Rollovers from eligible retirement plans other than traditional IRAs” under “Rollover and direct transfer contributions to traditional IRAs” earlier in this section for more information.)

The following are eligible to receive rollovers of distributions from a traditional IRA: a qualified plan, a 403(b) plan or a governmental employer 457(b) plan. After-tax contributions in a traditional IRA cannot be rolled from your traditional IRA into, or back into, a qualified plan, 403(b) plan or governmental employer 457(b) plan. Before you decide to roll over a distribution from a traditional IRA to another eligible retirement plan, you should check with the administrator of that plan about whether the plan accepts rollovers and, if so, the types it accepts. You should also check with the administrator of the receiving plan about any documents required to be completed before it will accept a rollover.

Distributions from a traditional IRA are not eligible for favorable ten-year averaging and long-term capital gain treatment available under limited circumstances for certain distributions from qualified plans. If you might be eligible for such tax treatment from your qualified plan, you may be able to preserve such tax treatment even though an eligible rollover from a qualified plan is temporarily rolled into a “conduit IRA” before being rolled back into a qualified plan. See your tax adviser.

IRA distributions directly transferred to charity.  Specified distributions from IRAs directly transferred to charitable organizations may be tax-free to IRA owners age 70 1/2 or older. We no longer permit you to direct the Company to make a distribution directly to a charitable organization you request, in accordance with an interpretation of recent non-tax regulatory changes.

Required minimum distributions

Legislation enacted at the end of 2019 which is generally effective January 1, 2020 significantly amends the required minimum distribution rules. Because these rules are statutory and regulatory, in many cases IRS guidance will be required to implement these changes.

Background on Regulations — Required Minimum Distributions.  Distributions must be made from traditional IRAs

85

according to rules contained in the Code and Treasury Regulations. Certain provisions of the Treasury Regulations require that the actuarial present value of additional annuity contract benefits must be added to the dollar amount credited for purposes of calculating certain types of required minimum distributions from individual retirement annuity contracts. For this purpose additional annuity contract benefits may include, but are not limited to, guaranteed benefits. This could increase the amount required to be distributed from the contract if you take annual withdrawals instead of annuitizing. Please consult your tax adviser concerning applicability of these complex rules to your situation.

Lifetime required minimum distributions — When you have to take the first lifetime required minimum distribution. When you have to start lifetime required minimum distributions from your traditional IRAs depends on your birthdate. Under legislation enacted at the end of 2019, lifetime required minimum distributions from your traditional IRAs must start for the year in which you attain age 72 (if you were born July 1, 1949 or later). For individuals born June 30, 1949 or earlier, lifetime required minimum distributions from your traditional IRAs must start for the year in which you attain age 70 1/2. That is, individuals who had already attained age 70 1/2 by December 31, 2019 had no change from prior law in the start or continuation of their lifetime required minimum distributions.

The first required minimum distribution is for the calendar year in which you turn age 72 (or age 70 1/2 if applicable). You have the choice to take this first required minimum distribution during the calendar year you actually reach age 72 (or age 70 1/2 if applicable), or to delay taking it until the first three-month period in the next calendar year (January 1st – April 1st). Distributions must start no later than your “Required Beginning Date”, which is April 1st of the calendar year after the calendar year in which you turn age 72 (or age 70 1/2 if applicable). If you choose to delay taking the first annual minimum distribution, then you will have to take two minimum distributions in that year — the delayed one for the first year and the one actually for that year. Once minimum distributions begin, they must be made at some time each year.

How you can calculate required minimum distributions.  There are two approaches to taking required minimum distributions — ”account-based” or “annuity-based.”

Account-based method.  If you choose an account-based method, you divide the value of your traditional IRA as of December 31st of the past calendar year by a number corresponding to your age from an IRS table. This gives you the required minimum distribution amount for that particular IRA for that year. If your spouse is your sole beneficiary and more than 10 years younger than you, the dividing number you use may be from another IRS table and may produce a smaller lifetime required minimum distribution amount. Regardless of the table used, the required minimum distribution amount will vary each year as the account value, the actuarial present value of additional annuity contract benefits, if applicable, and the divisor change. If you initially choose an account-based method, you may later apply your traditional IRA funds to a life annuity-based payout with any certain period not exceeding remaining life expectancy, determined in accordance with IRS tables.

Annuity-based method.  If you choose an annuity-based method, you do not have to do annual calculations. You apply the account value to an annuity payout for your life or the joint lives of you and a designated beneficiary or for a period certain not extending beyond applicable life expectancies, determined in accordance with IRS tables.

Do you have to pick the same method to calculate your required minimum distributions for all of your traditional IRAs and other retirement plans?  No. If you want, you can choose a different method for each of your traditional IRAs and other retirement plans. For example, you can choose an annuity payout from one IRA, a different annuity payout from a qualified plan and an account-based annual withdrawal from another IRA.

Will we pay you the annual amount every year from your traditional IRA based on the method you choose?  We will only pay you automatically if you affirmatively select an annuity payout option or an account-based withdrawal option such as our “automatic required minimum distribution (RMD) service.” Even if you do not enroll in our service, we will calculate the amount of the required minimum distribution withdrawal for you, if you so request in writing. However, in that case you will be responsible for asking us to pay the required minimum distribution withdrawal to you.

Also, if you are taking account-based withdrawals from all of your traditional IRAs, the IRS will let you calculate the required minimum distribution for each traditional IRA that you maintain, using the method that you picked for that particular IRA. You can add these required minimum distribution amount calculations together. As long as the total amount you take out every year satisfies your overall traditional IRA required minimum distribution amount, you may choose to take your annual required minimum distribution from any one or more traditional IRAs that you own.

What if you take more than you need to for any year?  The required minimum distribution amount for your traditional IRAs is calculated on a year-by-year basis. There are no carry-back or carry-forward provisions. Also, you cannot apply required minimum distribution amounts you take from your qualified plans to the amounts you have to take from your traditional IRAs and vice versa.

What if you take less than you need to for any year?  Your IRA could be disqualified, and you could have to pay tax on the entire value. Even if your IRA is not disqualified, you could have to pay a 50% penalty tax on the shortfall (required amount for traditional IRAs less amount actually taken). It is your responsibility to meet the required minimum distribution rules. We will remind you when our records show that you are within the age group which must

86

take lifetime required minimum distributions. If you do not select a method with us, we will assume you are taking your required minimum distribution from another traditional IRA that you own.

What are the required minimum distribution payments after you die?  These vary, depending on the status of your beneficiary (individual or entity) and when you die. Legislation enacted at the end of 2019 significantly amends the post-death required minimum distribution rules for distributions made beginning January 1, 2020, and in some cases may affect payouts for pre-December 31, 2019 deaths. IRS guidance will be needed to implement these changes.

Individual beneficiary.  Unless the individual beneficiary has a special status as an “eligible designated beneficiary” or “EDB” described below, distributions of the remaining amount in the defined contribution plan or IRA contract following your death must be distributed within 10 years. IRS guidance will be needed regarding the mechanics of implementation of this “10-year” rule.

Individual beneficiary who has “eligible designated beneficiary” or “EDB” status.  An individual beneficiary who is an “eligible designated beneficiary” or “EDB” can take annual post-death required minimum distribution payments over the life of the EDB or over a period not extending beyond the life expectancy of the EDB, as long as the distributions start no later than one year after your death (to be prescribed in Treasury Regulations).

The following individuals are EDBs:

•	your surviving spouse (see spousal beneficiary, below);

•	your minor children (only while they are minors);

•	a disabled individual (Code definition applies);

•	a chronically ill individual (Code definition applies); and

•	any individual who is not more than 10 years younger than you.

In certain cases, a trust for a disabled individual or a chronically ill individual may be treated as an individual and not an entity beneficiary.

When minor children reach the age of majority, they stop EDB status and the remainder of the portion of their interest not yet distributed must be distributed within 10 years. IRS guidance will be needed to implement the mechanics of this EDB status shift provision. It appears to discourage life contingent annuity payouts to minor children.

Spousal beneficiary.  If your death beneficiary is your surviving spouse, your spouse has a number of choices. As noted above, post-death distributions may be made over your spouse’s life or period of life expectancy. Your spouse may delay starting payments over his/her life or life expectancy period until the year in which you would have attained age 72. In some circumstances, for traditional IRA contracts only, your surviving spouse may elect to become the owner of the traditional IRA and halt distributions until he or she reaches age 72, or roll over amounts from your traditional IRA into his/her own traditional IRA or other eligible retirement plan.

Non-individual beneficiary.  Pre-January 1, 2020 rules continue to apply. If you die before your Required Beginning Date for lifetime required minimum distributions, and your death beneficiary is a non-individual such as your estate, the “5-year rule” applies. Under this rule, the entire interest must be distributed by the end of the calendar year which contains the fifth anniversary of the owner’s death. No distribution is required for a year before that fifth year. Please note that we need an individual annuitant to keep an annuity contract in force. If the beneficiary is not an individual, we must distribute amounts remaining in the annuity contract after the death of the annuitant.

If you die after your Required Beginning Date for lifetime required minimum distributions, and your death beneficiary is a non-individual such as your estate, the rules permit the beneficiary to calculate the post-death required minimum distribution amounts based on the owner’s life expectancy in the year of death. However, note that we need an individual annuitant to keep an annuity contract in force. If the beneficiary is not an individual, we must distribute amounts remaining in the annuity contract after the death of the annuitant.

Please note that under the legislation enacted in 2019, for owner deaths on or after January 1, 2020, it appears that trusts which would have qualified under pre-January 2020 rules as “see-through trusts” will now be treated as entity beneficiaries.

Additional Changes to post-death distributions after the 2019 legislation.  The legislation enacted at the end of 2019 applies to deaths after December 31, 2019, so that the post-death required minimum distribution rules in effect before January 1, 2020 continue to apply initially. As long as payments start no later than December 31 following the calendar year of the owner’s death, individuals who are non-spouse beneficiaries may continue to stretch post-death payments over their life. It is also permissible to stretch post-death payments over a period not longer than their life expectancy based on IRS tables as of the calendar year after the owner’s death on a term certain method. In certain cases, a “see-through” trust which is the death beneficiary will be treated as an individual for measuring the distribution period.

However, the legislation enacted at the end of 2019 views the death of the original individual beneficiary as an event that triggers the “10-year” distribution period. Prior to 2019, for example, if an individual beneficiary who had a 20-year life expectancy period in the year after the owner’s death died in the 7th year of post-death payments, the beneficiary named by the original beneficiary could continue the payments over the remaining 13 years of the original beneficiary’s life expectancy period. Even if the owner in this example died before December 31, 2019 the legislation caps the length of any post-death payment period after the death

87

of the original beneficiary at 10 years. As noted above, a rule similar to this applies when an EDB dies, or a minor child reaches majority-the remaining interest must be distributed within 10 years. IRS guidance will be needed to implement the mechanics of these beneficiary status shift provisions.

Successor owner and annuitant

If your spouse is the sole primary beneficiary and elects to become the successor owner and annuitant, the required minimum distribution rules are applied as if your surviving spouse is the contract owner.

Payments to a beneficiary after your death

IRA death benefits are taxed the same as IRA distributions.

Borrowing and loans are prohibited transactions

You cannot get loans from a traditional IRA. You cannot use a traditional IRA as collateral for a loan or other obligation. If you borrow against your IRA or use it as collateral, its tax-favored status will be lost as of the first day of the tax year in which this prohibited event occurs. If this happens, you must include the value of the traditional IRA in your federal gross income. Also, the early distribution penalty tax of 10% may apply if you have not reached age 59 1/2 before the first day of that tax year.

Early distribution penalty tax

A penalty tax of 10% of the taxable portion of a distribution applies to distributions from a traditional IRA made before you reach age 59 1/2. Some of the available exceptions to the pre-age 59 1/2 penalty tax include distributions:

•	made on or after your death; or

•	made because you are disabled (special federal income tax definition); or

•	used to pay certain extraordinary medical expenses (special federal income tax definition); or

•	used to pay medical insurance premiums for unemployed individuals (special federal income tax definition); or

•	used to pay certain first-time home buyer expenses (special federal income tax definition; $10,000 lifetime total limit for these distributions from all your traditional and Roth IRAs); or

•	used to pay certain higher education expenses (special federal income tax definition); or

•	under legislation enacted at the end of 2019, distributions made in connection with the birth or adoption of a child as specified in the Code; or

•

in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy) or over the joint lives of you and your beneficiary (or your joint life expectancies) using an IRS-approved distribution method.

Please note that it is your responsibility to claim the penalty exception on your own income tax return and to document eligibility for the exception to the IRS.

To meet the substantially equal periodic payment exception, you could elect the substantially equal withdrawals option. See “Substantially equal withdrawals” under “Accessing your money” earlier in this Prospectus. We will calculate the substantially equal annual payments, using your choice of IRS-approved methods we offer. Although substantially equal withdrawals are not subject to the 10% penalty tax, they are taxable as discussed in “Withdrawals, payments and transfers of funds out of traditional IRAs” earlier in this section. Once substantially equal withdrawals begin, the distributions should not be stopped or changed until after the later of your reaching age 59 1/2 or five years after the date of the first distribution, or the penalty tax, including an interest charge for the prior penalty avoidance, may apply to all prior distributions under either option. Also, it is possible that the IRS could view any additional withdrawal or payment you take from, or any additional contributions or transfers you make to, your contract as changing your pattern of substantially equal withdrawals for purposes of determining whether the penalty applies.

Roth individual retirement annuities (Roth IRAs)

This section of the Prospectus covers some of the special tax rules that apply to Roth IRAs. If the rules are the same as those that apply to the traditional IRA, we will refer you to the same topic under “Traditional individual retirement annuities (traditional IRAs).”

The Accumulator® Series Roth IRA contracts are designed to qualify as a Roth individual retirement annuity under Sections 408A(b) and 408(b) of the Internal Revenue Code.

Contributions to Roth IRAs.  Individuals may generally make four different types of contributions to a Roth IRA:

•	regular after-tax contributions out of earnings; or

•	taxable rollover contributions from traditional IRAs or other eligible retirement plans (“conversion rollover” contributions); or

•	tax-free rollover contributions from other Roth individual retirement arrangements or designated Roth accounts under defined contribution plans; or

•	tax-free direct custodian-to-custodian transfers from other Roth IRAs (“direct transfers”).

Regular after-tax, direct transfer and rollover contributions may be made to a Roth IRA contract. See “Rollovers and direct transfer contributions to Roth IRAs” later in this section for more information. If you use the forms we require, we will also accept traditional IRA funds which are subsequently recharacterized as Roth IRA funds following special federal income tax rules.

The initial contribution to your contract must have been a direct transfer or rollover, because the minimum initial contribution required to purchase an Accumulator® Series contract was greater than the maximum regular IRA contribution permitted for a taxable year. If permitted under your contract, subsequent contributions may also be regular contributions out of compensation.

88

Regular contributions to Roth IRAs

Limits on regular contributions.  The “maximum regular contribution amount” for any taxable year is the most that can be contributed to all of your IRAs (traditional and Roth) as regular contributions for the particular taxable year. The maximum regular contribution amount depends on age, earnings, and year, among other things. Generally, $6,000 is the maximum amount that you may contribute to all IRAs (traditional IRAs and Roth IRAs) for 2020, after adjustment for cost-of-living changes. This limit does not apply to rollover contributions or direct custodian-to-custodian transfers into a Roth IRA. Any contributions to Roth IRAs reduce your ability to contribute to traditional IRAs and vice versa. When your earnings are below $6,000, your earned income or compensation for the year is the most you can contribute. If you are married and file a joint income tax return, you and your spouse may combine your compensation to determine the amount of regular contributions you are permitted to make to Roth IRAs and traditional IRAs. See the discussion under “special rules for spouses” earlier in this section under traditional IRAs.

If you or your spouse are at least age 50 at any time during the taxable year for which you are making a regular contribution, you may be eligible to make additional catch-up contributions of up to $1,000.

The amount of permissible contributions to Roth IRAs for any year depends on the individual’s income limits and marital status. For example, if you are married and filing separately for any year your ability to make regular Roth IRA contributions is greatly limited. The amount of permissible contributions and income limits may be adjusted annually for cost of living. Please consult IRS Publications 590-A, ‘‘Contributions to Individual Retirement Arrangements (IRAs)’’ for the rules applicable to the current year.

When you can make contributions.  Same as traditional IRAs.

Deductibility of contributions.  Roth IRA contributions are not tax deductible.

Rollover and direct transfer contributions to Roth IRAs

What is the difference between rollover and direct transfer transactions?

The difference between a rollover transaction and a direct transfer transaction is the following: in a rollover transaction you actually take possession of the funds rolled over or are considered to have received them under tax law in the case of a change from one type of plan to another. In a direct transfer transaction, you never take possession of the funds, but direct the first Roth IRA custodian, trustee or issuer to transfer the first Roth IRA funds directly to the recipient Roth IRA custodian, trustee or issuer. You can make direct transfer transactions only between identical plan types (for example, Roth IRA to Roth IRA). You can also make rollover transactions between identical plan types. However, you can only make rollovers between different plan types (for example, traditional IRA to Roth IRA).

You may make rollover contributions to a Roth IRA from these sources only:

•	another Roth IRA;

•	a traditional IRA, including a SEP-IRA or SIMPLE IRA (after a two-year rollover limitation period for SIMPLE IRA funds), in a taxable conversion rollover (“conversion rollover”);

•	a “designated Roth contribution account” under a 401(k) plan, 403(b) plan, or governmental employer Section 457(b) plan (direct or 60-day); or

•	from non-Roth accounts under another eligible retirement plan, as described below under “Conversion rollover contributions to Roth IRAs.”

You may make direct transfer contributions to a Roth IRA only from another Roth IRA.

You may make both Roth IRA to Roth IRA rollover transactions and Roth IRA to Roth IRA direct transfer transactions. This can be accomplished on a completely tax-free basis. However, you may make Roth IRA to Roth IRA rollover transactions only once in any 12-month period for the same funds. We call this the “one-per-year limit.” It is the Roth IRA owner’s responsibility to determine if this rule is met. Trustee-to-trustee or custodian-to-custodian direct transfers can be made more frequently than once a year. Also, if you send us the rollover contribution to apply it to a Roth IRA, you must do so within 60 days after you receive the proceeds from the original IRA to get rollover treatment.

The surviving spouse beneficiary of a deceased individual can roll over or directly transfer an inherited Roth IRA to one or more other Roth IRAs. In some cases, Roth IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court-ordered divorce or separation decree.

Conversion rollover contributions to Roth IRAs

In a conversion rollover transaction, you withdraw (or are considered to have withdrawn) all or a portion of funds from a traditional IRA you maintain and convert it to a Roth IRA within 60 days after you receive (or are considered to have received) the traditional IRA proceeds. Amounts can also be rolled over from non-Roth accounts under another eligible retirement plan, including a Code Section 401(a) qualified plan, a 403(b) plan, and a governmental employer Section 457(b) plan.

Unlike a rollover from a traditional IRA to another traditional IRA, a conversion rollover transaction from a traditional IRA or other eligible retirement plan to a Roth IRA is not tax-free. Instead, the distribution from the traditional IRA or other eligible retirement plan is generally fully taxable. If you are converting all or part of a traditional IRA, and you have ever made nondeductible regular contributions to any traditional IRA — whether or not it is the traditional IRA you are converting — a pro rata portion of the distribution is tax-free. Even if you are under age 59 1/2, the early distribution penalty tax does not apply to conversion rollover

89

contributions to a Roth IRA. Conversion rollover contributions to Roth IRAs are not subject to the “one-per-year limit” noted earlier in this section.

You cannot make conversion contributions to a Roth IRA to the extent that the funds in your traditional IRA or other eligible retirement plan are subject to the lifetime annual required minimum distribution rules.

The IRS and Treasury have issued Treasury Regulations addressing the valuation of annuity contracts funding traditional IRAs in the conversion to Roth IRAs. Although these Regulations are not clear, they could require an individual’s gross income on the conversion of a traditional IRA to a Roth IRA to be measured using various actuarial methods and not as if the annuity contract funding the traditional IRA had been surrendered at the time of conversion. This could increase the amount of income reported in certain circumstances.

Recharacterizations

You may be able to treat a contribution made to one type of IRA as having been made to a different type of IRA. This is called recharacterizing the contribution.

How to recharacterize.  To recharacterize a contribution, you generally must have the contribution transferred from the first IRA (the one to which it was made) to the second IRA in a deemed trustee-to-trustee transfer. If the transfer is made by the due date (including extensions) for your tax return for the year during which the contribution was made, you can elect to treat the contribution as having been originally made to the second IRA instead of to the first IRA. It will be treated as having been made to the second IRA on the same date that it was actually made to the first IRA. You must report the recharacterization and must treat the contribution as having been made to the second IRA, instead of the first IRA, on your tax return for the year during which the contribution was made.

The contribution will not be treated as having been made to the second IRA unless the transfer includes any net income allocable to the contribution. You can take into account any loss on the contribution while it was in the IRA when calculating the amount that must be transferred. If there was a loss, the net income you must transfer may be a negative amount.

No deduction is allowed for the contribution to the first IRA and any net income transferred with the recharacterized contribution is treated as earned in the second IRA. The contribution will not be treated as having been made to the second IRA to the extent any deduction was allowed with respect to the contribution to the first IRA.

Conversion rollover contributions to Roth IRAs cannot be recharacterized.

To recharacterize a contribution, you must use our forms.

Withdrawals, payments and transfers of funds out of Roth IRAs

No federal income tax law restrictions on withdrawals.  You can withdraw any or all of your funds from a Roth IRA at any time; you do not need to wait for a special event like retirement.

Distributions from Roth IRAs

Distributions include withdrawals from your contract, surrender of your contract and annuity payments from your contract. Death benefits are also distributions.

You must keep your own records of regular and conversion contributions to all Roth IRAs to assure appropriate taxation. You may have to file information on your contributions to and distributions from any Roth IRA on your tax return. You may have to retain all income tax returns and records pertaining to such contributions and distributions until your interests in all Roth IRAs are distributed. Like traditional IRAs, taxable distributions from a Roth IRA are not entitled to special favorable ten-year averaging and long-term capital gain treatment available in limited cases to certain distributions from qualified plans.

The following distributions from Roth IRAs are free of income tax:

•	rollovers from a Roth IRA to another Roth IRA;

•	direct transfers from a Roth IRA to another Roth IRA;

•	qualified distributions from a Roth IRA; and

•	return of excess contributions or amounts recharacterized to a traditional IRA.

Qualified distributions from Roth IRAs.  Qualified distributions from Roth IRAs made because of one of the following four qualifying events or reasons are not includable in income:

•	you are age 59 1/2 or older; or

•	you die; or

•	you become disabled (special federal income tax definition); or

•

your distribution is a “qualified first-time homebuyer distribution” (special federal income tax definition; $10,000 lifetime total limit for these distributions from all of your traditional and Roth IRAs).

You also have to meet a five-year aging period. A qualified distribution is any distribution made after the five-taxable-year period beginning with the first taxable year for which you made any contribution to any Roth IRA (whether or not the one from which the distribution is being made).

Nonqualified distributions from Roth IRAs.  Nonqualified distributions from Roth IRAs are distributions that do not meet both the qualifying event and five-year aging period tests described above. If you receive such a distribution, part of it may be taxable. For purposes of determining the correct tax treatment of distributions (other than the withdrawal of excess contributions and the earnings on them), there is a set order in which contributions (including conversion contributions) and earnings are considered to be distributed from your Roth IRA. The order of distributions is as follows:

(1)	Regular contributions.

90

(2)	Conversion contributions, on a first-in-first-out basis (generally, total conversions from the earliest year first). These conversion contributions are taken into account as follows:

(a)	Taxable portion (the amount required to be included in gross income because of conversion) first, and then the

(b)	Nontaxable portion.

(3)	Earnings on contributions.

Rollover contributions from other Roth IRAs are disregarded for this purpose.

To determine the taxable amount distributed, distributions and contributions are aggregated or grouped, then added together as follows:

(1)	All distributions made during the year from all Roth IRAs you maintain — with any custodian or issuer — are added together.

(2)

All regular contributions made during and for the year (contributions made after the close of the year, but before the due date of your return) are added together. This total is added to the total undistributed regular contributions made in prior years.

(3)	All conversion contributions made during the year are added together.

Any recharacterized contributions that end up in a Roth IRA are added to the appropriate contribution group for the year that the original contribution would have been taken into account if it had been made directly to the Roth IRA.

Any recharacterized contribution that ends up in an IRA other than a Roth IRA is disregarded for the purpose of grouping both contributions and distributions. Any amount withdrawn to correct an excess contribution (including the earnings withdrawn) is also disregarded for this purpose.

Required minimum distributions during life

Lifetime required minimum distributions do not apply.

Required minimum distributions at death

Same as traditional IRA under “What are the required minimum distribution payments after you die?”.

Payments to a beneficiary after your death

Distributions to a beneficiary generally receive the same tax treatment as if the distribution had been made to you.

Borrowing and loans are prohibited transactions

Same as traditional IRA.

Excess contributions to Roth IRAs

Generally the same as traditional IRA.

Excess rollover contributions to Roth IRAs are contributions not eligible to be rolled over.

You can withdraw or recharacterize any contribution to a Roth IRA before the due date (including extensions) for filing your federal income tax return for the tax year. If you do this, you must also withdraw or recharacterize any earnings attributable to the contribution.

Early distribution penalty tax

Same as traditional IRA.

Tax withholding and information reporting

Status for income tax purposes; FATCA.  In order for us to comply with income tax withholding and information reporting rules which may apply to annuity contracts and tax-qualified or tax-favored plan participation, we request documentation of “status” for tax purposes. “Status” for tax purposes generally means whether a person is a “U S. person” or a foreign person with respect to the United States; whether a person is an individual or an entity, and if an entity, the type of entity. Status for tax purposes is best documented on the appropriate IRS Form or substitute certification form (IRS Form W-9 for a U.S. person or the appropriate type of IRS Form W-8 for a foreign person). If we do not have appropriate certification or documentation of a person’s status for tax purposes on file, it could affect the rate at which we are required to withhold income tax, and penalties could apply. Information reporting rules could apply not only to specified transactions, but also to contract ownership. For example, under the Foreign Account Tax Compliance Act (“FATCA”), which applies to certain U.S.-source payments, and similar or related withholding and information reporting rules, we may be required to report contract values and other information for certain contractholders. For this reason we and our affiliates intend to require appropriate status documentation at purchase, change of ownership, and affected payment transactions, including death benefit payments. FATCA and its related guidance is extraordinarily complex and its effect varies considerably by type of payor, type of payee and type of recipient.

Tax Withholding.  We must withhold federal income tax from distributions from annuity contracts and specified tax-favored savings or retirement plans or arrangements. You may be able to elect out of this income tax withholding in some cases. Generally, we do not have to withhold if your distributions are not taxable. The rate of withholding will depend on the type of distribution and, in certain cases, the amount of your distribution. Any income tax withheld is a credit against your income tax liability. If you do not have sufficient income tax withheld or do not make sufficient estimated income tax payments, you may incur penalties under the estimated income tax rules.

You must file your request not to withhold in writing before the payment or distribution is made. Our processing office will provide forms for this purpose. You cannot elect out of withholding unless you provide us with your correct Taxpayer Identification Number and a United States residence address. You cannot elect out of withholding if we are sending the payment out of the United States.

91

You should note the following special situations:

•	We might have to withhold and/or report on amounts we pay under a free look or cancellation.

•

We are required to withhold on the gross amount of a distribution from a Roth IRA to the extent it is reasonable for us to believe that a distribution is includable in your gross income. This may result in tax being withheld even though the Roth IRA distribution is ultimately not taxable.

Special withholding rules apply to United States citizens residing outside of the United States, foreign recipients, and certain U.S. entity recipients which are treated as foreign because they fail to document their U.S. status before payment is made. We do not discuss these rules here in detail. However, we may require additional documentation in the case of payments made to United States persons living abroad and non-United States persons (including U.S. entities treated as foreign) prior to processing any requested transaction.

Certain states have indicated that state income tax withholding will also apply to payments from the contracts made to residents. Generally, an election out of federal withholding will also be considered an election out of state withholding. In some states, you may elect out of state withholding, even if federal withholding applies. In some states, the income tax withholding is completely independent of federal income tax withholding. If you need more information concerning a particular state or any required forms, call our processing office at the toll-free number.

Federal income tax withholding on periodic annuity payments

Federal tax rules require payers to withhold differently on “periodic” and “nonperiodic” payments. Payers are to withhold from periodic annuity payments as if the payments were wages. For a periodic annuity payment, for example, the annuity contract owner’s withholding depends on what the owner specifies on a Form W-4P. If the owner fails to provide a correct Taxpayer Identification Number, withholding at the highest rate applies.

A contract owner’s withholding election remains effective unless and until the owner revokes it. The contract owner may revoke or change a withholding election at any time.

Federal income tax withholding on non-periodic annuity payments (withdrawals)

Non-periodic distributions include partial withdrawals, total surrenders and death benefits. Payers generally withhold federal income tax at a flat 10% rate from (i) the taxable amount in the case of nonqualified contracts, and (ii) the payment amount in the case of traditional IRAs and Roth IRAs, where it is reasonable to assume an amount is includable in gross income.

As described below, there is no election out of federal income tax withholding if the payment is an eligible rollover distribution from a qualified plan or TSA contract. If a non-periodic distribution from a qualified plan or TSA contract is not an eligible rollover distribution then election out is permitted. If there is no election out, the 10% withholding rate applies.

Special rules for contracts funding qualified plans

The plan administrator is responsible for making all required notifications on tax matters to plan participants and to the IRS. See Appendix II at the end of this Prospectus.

Mandatory withholding from TSA contracts and qualified plan distributions

Unless the distribution is directly rolled over to another eligible retirement plan, eligible rollover distributions from TSA contracts and qualified plans are subject to mandatory 20% withholding. The plan administrator is responsible for withholding from qualified plan distributions and communicating to the recipient whether the distribution is an eligible rollover distribution.

Impact of taxes to the Company

The contracts provide that we may charge Separate Account No. 49 for taxes. We do not now, but may in the future set up reserves for such taxes.

We are entitled to certain tax benefits related to the investment of company assets, including assets of the separate account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you, since we are the owner of the assets from which tax benefits may be derived.

92

8. More information

About Separate Account No. 49

Each variable investment option is a subaccount of Separate Account No. 49. We established Separate Account No. 49 in 1996 under special provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable annuity contracts. We are the legal owner of all of the assets in Separate Account No. 49 and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our contracts. For example, we may withdraw amounts from Separate Account No. 49 that represent our investments in Separate Account No. 49 or that represent fees and charges under the contracts that we have earned. Also, we may, at our sole discretion, invest Separate Account No. 49 assets in any investment permitted by applicable law. The results of Separate Account No. 49’s operations are accounted for without regard to the Company’s other operations. The amount of some of our obligations under the contracts is based on the assets in Separate Account No. 49. However, the obligations themselves are obligations of the Company.

Separate Account No. 49 is registered under the Investment Company Act of 1940 and is registered and classified under that act as a “unit investment trust.” The SEC, however, does not manage or supervise the Company or Separate Account No. 49. Although Separate Account No. 49 is registered, the SEC does not monitor the activity of Separate Account No. 49 on a daily basis. The Company is not required to register, and is not registered, as an investment company under the Investment Company Act of 1940.

Each subaccount (variable investment option) within Separate Account No. 49 invests in shares issued by the corresponding Portfolio of its Trust.

We reserve the right subject to compliance with laws that apply:

(1)	to add variable investment options to, or to remove variable investment options from Separate Account No. 49, or to add other separate accounts;

(2)	to combine any two or more variable investment options;

(3)	to transfer the assets we determine to be the shares of the class of contracts to which the contracts belong from any variable investment option to another variable investment option;

(4)

to operate Separate Account No. 49 or any variable investment option as a management investment company under the Investment Company Act of 1940 (in which case, charges and expenses that otherwise would be assessed against an underlying mutual fund would be assessed against Separate Account No. 49 or a variable investment option directly);

(5)	to deregister Separate Account No. 49 under the Investment Company Act of 1940;

(6)	to restrict or eliminate any voting rights as to Separate Account No. 49; and

(7)	to cause one or more variable investment options to invest some or all of their assets in one or more other trusts or investment companies.

If the exercise of these rights results in a material change in the underlying investment of Separate Account No. 49, you will be notified of such exercise, as required by law.

About the Trusts

The Trusts are registered under the Investment Company Act of 1940. They are classified as “open-end management investment companies,” more commonly called mutual funds. Each Trust issues different shares relating to each Portfolio.

The Trusts do not impose sales charges or “loads” for buying and selling their shares. All dividends and other distributions on the Trusts’ shares are reinvested in full. The Board of Trustees of each Trust serves for the benefit of each Trust’s shareholders. The Board of Trustees may take many actions regarding the Portfolios (for example, the Board of Trustees can establish additional Portfolios or eliminate existing Portfolios; change Portfolio investment objectives; and change Portfolio investment policies and strategies). In accordance with applicable law, certain of these changes may be implemented without a shareholder vote and, in certain instances, without advanced notice. More detailed information about certain actions subject to notice and shareholder vote for each Trust, and other information about the Portfolios, including portfolio investment objectives, policies, restrictions, risks, expenses, its Rule 12b-1 plan and other aspects of its operations, appears in the prospectuses for each Trust, which generally accompany this prospectus, or in their respective SAIs, which are available upon request.

About our fixed maturity options

Rates to maturity and price per $100 of maturity value

We can determine the amount required to be allocated to one or more fixed maturity options in order to produce specified maturity values. For example, we can tell you how much you need to allocate per $100 of maturity value.

Fixed maturity option rates are determined daily. The rates in the table below are illustrative only and will most likely differ from the rates applicable at time of purchase. Current fixed maturity option rates can be obtained from your financial professional.

93

The rates to maturity for new allocations as of February 18, 2020 and the related price per $100 of maturity value were as shown below:

Fixed Maturity Options with February 18th Maturity Date of Maturity Year	Rate to Maturity as of February 18, 2020	Price Per $100 of Maturity Value
2021	3.00%(1)	$97.08
2022	3.00%(1)	$94.25
2023	3.00%(1)	$91.51
2024	3.00%(1)	$88.84
2025	3.00%(1)	$86.25
2026	3.00%(1)	$83.73
2027	3.00%(1)	$81.30
2028	3.00%(1)	$78.93
2029	3.00%(1)	$76.62
2030	3.10%	$73.67
(1)	Since these rates to maturity are 3%, no amounts could have been allocated to these options.

How we determine the market value adjustment

We use the following procedure to calculate the market value adjustment (positive or negative) we make if you withdraw any of your value from a fixed maturity option before its maturity date.

(1)	We determine the market adjusted amount on the date of the withdrawal as follows:

(a)	We determine the fixed maturity amount that would be payable on the maturity date, using the rate to maturity for the fixed maturity option.

(b)

We determine the period remaining in your fixed maturity option (based on the withdrawal date) and convert it to fractional years based on a 365-day year. For example, three years and 12 days becomes 3.0329.

(c)

We determine the current rate to maturity for your fixed maturity option based on the rate for a new fixed maturity option issued on the same date and having the same maturity date as your fixed maturity option; if the same maturity date is not available for new fixed maturity options, we determine a rate that is between the rates for new fixed maturity option maturities that immediately precede and immediately follow your fixed maturity option’s maturity date.

(d)	We determine the present value of the fixed maturity amount payable at the maturity date, using the period determined in (b) and the rate determined in (c).

(2)	We determine the fixed maturity amount as of the current date.

(3)	We subtract (2) from the result in (1)(d). The result is the market value adjustment applicable to such fixed maturity option, which may be positive or negative.

If you withdraw only a portion of the amount in a fixed maturity option, the market value adjustment will be a percentage of the market value adjustment that would have applied if you had withdrawn the entire value in that fixed maturity option. This percentage is equal to the percentage of the value in the fixed maturity option that you are withdrawing. Any withdrawal charges that are deducted from a fixed maturity option will result in a market value adjustment calculated in the same way. See Appendix III at the end of this Prospectus for an example.

For purposes of calculating the rate to maturity for new allocations to a fixed maturity option (see (1)(c) above), we use the rate we have in effect for new allocations to that fixed maturity option. We use this rate even if new allocations to that option would not be accepted at that time. This rate will not be less than 3%. If we do not have a rate to maturity in effect for a fixed maturity option to which the “current rate to maturity” in (1)(c) would apply, we will use the rate at the next closest maturity date. If we are no longer offering new fixed maturity options, the “current rate to maturity” will be determined by using a widely-published Index. We reserve the right to add up to 0.25% to the current rate in (1)(c) above for purposes of calculating the market value adjustment only.

Investments under the fixed maturity options

Amounts allocated to the fixed maturity options are held in a “non-unitized” separate account we have established under the New York Insurance Law. This separate account provides an additional measure of assurance that we will make full payment of amounts due under the fixed maturity options. Under New York Insurance Law, the portion of the separate account’s assets equal to the reserves and other contract liabilities relating to the contracts are not chargeable with liabilities from any other business we may conduct. We own the assets of the separate account, as well as any favorable investment performance on those assets. You do not participate in the performance of the assets held in this separate account. We may, subject to state law that applies, transfer all assets allocated to the separate account to our general account. We guarantee all benefits relating to your value in the fixed maturity options, regardless of whether assets supporting fixed maturity options are held in a separate account or our general account.

We expect the rates to maturity for the fixed maturity options to be influenced by, but not necessarily correspond to, among other things, the yields that we can expect to realize on the separate account’s investments from time to time. Our current plans are to invest in fixed income obligations, including corporate bonds, mortgage-backed and asset-backed securities, and government and agency issues having durations in the aggregate consistent with those of the fixed maturity options.

Although the above generally describes our plans for investing the assets supporting our obligations under the fixed maturity options under the contracts, we are not obligated to invest those assets according to any particular plan except

94

as we may be required to by state insurance laws. We will not determine the rates to maturity we establish by the performance of the nonunitized separate account.

About the general account

This contract is offered to customers through various financial institutions, brokerage firms and their affiliate insurance agencies. No financial institution, brokerage firm or insurance agency has any liability with respect to a contract’s account value or any guaranteed benefits with which the contract was issued. The Company is solely responsible to the contract owner for the contract’s account value and such guaranteed benefits. The general obligations and any guaranteed benefits under the contract are supported by the Company’s general account and are subject to the Company’s claims paying ability. An owner should look to the financial strength of the Company for its claims-paying ability. Assets in the general account are not segregated for the exclusive benefit of any particular contract or obligation. General account assets are also available to the insurer’s general creditors and the conduct of its routine business activities, such as the payment of salaries, rent and other ordinary business expenses. For more information about the Company’s financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the variable investment options. You may also speak with your financial representative. For Accumulator® PlusSM contracts, credits allocated to your account value are funded from our general account.

The general account is subject to regulation and supervision by the New York State Department of Financial Services and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Interests under the contracts in the general account have not been registered and are not required to be registered under the Securities Act of 1933 because of exemptions and exclusionary provisions that apply. The general account is not required to register as an investment company under the Investment Company Act of 1940 and it is not registered as an investment company under the Investment Company Act of 1940. The contract is a “covered security” under the federal securities laws.

We have been advised that the staff of the SEC has not reviewed the portions of this Prospectus that relate to the general account . The disclosure with regard to the general account, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

About other methods of payment

Wire transmittals and electronic applications

We accept contributions sent by wire to our processing office by agreement with certain broker-dealers. Such transmittals must be accompanied by information we require to allocate your contribution. Wire orders not accompanied by complete information may be retained as described under “How you can make your contributions” under “Contract features and benefits” earlier in this Prospectus.

Even if we accepted the wire order and essential information, a contract generally was not issued until we received and accepted a properly completed application. In certain cases, we may have issued a contract based on information provided through certain broker-dealers with whom we have established electronic facilities. In any such cases, you must have signed our Acknowledgement of Receipt form.

Where we required a signed application, the above procedures did not apply and no financial transactions were permitted until we received the signed application and issued the contract. Where we issued a contract based on information provided through electronic facilities, we required an Acknowledgement of Receipt form. Financial transactions were only permitted if you requested them in writing, signed the request and had the signature guaranteed, until we received the signed Acknowledgement of Receipt form. After a contract is issued, additional contributions are allowed by wire.

In general, the transaction date for electronic transmissions is the date on which we receive at our regular processing office all required information and the funds due for your contribution. We may also establish same-day electronic processing facilities with a broker-dealer that has undertaken to pay contribution amounts on behalf of its customers. In such cases, the transaction date for properly processed orders is the business day on which the broker-dealer inputs all required information into its electronic processing system. You can contact us to find out more about such arrangements.

Automatic investment program — for NQ, Flexible Premium IRA and Flexible Premium Roth IRA contracts only

You may use our automatic investment program, or “AIP,” to have a specified amount automatically deducted from a checking account, money market account, or credit union checking account and contributed as an additional contribution into an NQ, Flexible Premium IRA or Flexible Premium Roth IRA contract on a monthly or quarterly basis. AIP is not available for Rollover IRA, Roth Conversion IRA, QP, Inherited IRA Beneficiary Continuation (traditional IRA or Roth IRA) or Rollover TSA contracts, nor is it available with GPB Option 2. Please see Appendix VIII later in this Prospectus to see if the automatic investment program is available in your state.

For NQ contracts, the minimum amounts we will deduct are $100 monthly and $300 quarterly. Under Flexible Premium IRA and Flexible Premium Roth IRA contracts, the minimum amount is $50. AIP additional contributions may be allocated to any of the variable investment options and available fixed maturity options but not, for Accumulator® and Accumulator® Elite contracts, the account for special dollar cost averaging. You choose the day of the month you wish to have your account debited. However, you may not choose a date later than the 28th day of the month.

95

You may cancel AIP at any time by notifying our processing office. We are not responsible for any debits made to your account before the time written notice of cancellation is received at our processing office.

Dates and prices at which contract events occur

We describe below the general rules for when, and at what prices, events under your contract will occur. Other portions of this prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.

Business day

Our “business day” is generally any day the New York Stock Exchange (“NYSE”) is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the SEC. We may also close early due to such emergency conditions. Contributions will be applied and any other transaction requests will be processed when they are received along with all the required information unless another date applies as indicated below.

•	If your contribution, transfer or any other transaction request containing all the required information reaches us on any of the following, we will use the next business day;

—	on a non-business day;

—	after 4:00 p.m. Eastern Time on a business day; or

—	after an early close of regular trading on the NYSE on a business day.

•	A loan request under your Rollover TSA contract will be processed on the first business day of the month following the date on which the properly completed loan request form is received.

•

If your transaction is set to occur on the same day of the month as the contract date and that date is the 29th, 30th or 31st of the month, then the transaction will occur on the 1st day of the next month.

•	When a charge is to be deducted on a contract date anniversary that is a non-business day, we will deduct the charge on the next business day.

•

If we have entered into an agreement with your broker-dealer for automated processing of contributions and/or transfers upon receipt of customer order, your contribution and/or transfer will be considered received at the time your broker-dealer receives your contribution and/or transfer and all information needed to process your application, along with any required documents. Your broker-dealer will then transmit your order to us in accordance with our processing procedures. However, in such cases, your broker-dealer is considered a processing office for the purpose of receiving the contribution and/or transfer. Such arrangements may apply to initial contributions, subsequent contributions, and/or transfers, and may be commenced or terminated at any time without prior notice. If required by law, the “closing time” for such orders will be earlier than 4:00 pm, Eastern Time.

Contributions, credits, and transfers

•	Contributions and, for Accumulator® PlusSM contracts, credits allocated to the variable investment options are invested at the unit value next determined after the receipt of the contribution.

•	Contributions and, for Accumulator® PlusSM contracts, credits allocated to the guaranteed interest option will receive the crediting rate in effect on that business day for the specified time period.

•

Contributions and, for Accumulator® PlusSM contracts, credits allocated to a fixed maturity option will receive the rate to maturity in effect for that fixed maturity option on that business day (unless a rate lock-in is applicable).

•

For Accumulator® and Accumulator® EliteSM contracts, initial contributions allocated to the account for special dollar cost averaging received the interest rate in effect on that business day. At certain times, we may have offered the opportunity to lock in the interest rate for an initial contribution to be received under Section 1035 exchanges and trustee to trustee transfers. Your financial professional can provide information, or you can call our processing office.

•	Transfers to or from variable investment options will be made at the unit value next determined after the receipt of the transfer request.

•	Transfers to a fixed maturity option will be based on the rate to maturity in effect for that fixed maturity option on the business day of the transfer.

•	Transfers to the guaranteed interest option will receive the crediting rate in effect on that business day for the specified time period.

•	For the interest sweep option, the first monthly transfer will occur on the last business day of the month following the month that we receive your election form at our processing office.

About your voting rights

As the owner of the shares of the Trusts we have the right to vote on certain matters involving the Portfolios, such as:

•	the election of trustees;

•	the formal approval of independent public accounting firms selected for each Trust; or

•	any other matters described in the prospectus for each Trust or requiring a shareholders’ vote under the Investment Company Act of 1940.

We will give contract owners the opportunity to instruct us how to vote the number of shares attributable to their contracts if a shareholder vote is taken. If we do not receive instructions in time from all contract owners, we will vote the

96

shares of a Portfolio for which no instructions have been received in the same proportion as we vote shares of that Portfolio for which we have received instructions. We will also vote any shares that we are entitled to vote directly because of amounts we have in a portfolio in the same proportions that contract owners vote. One effect of proportional voting is that a small number of contract owners may determine the outcome of a vote.

The Trusts sell their shares to the Company separate accounts in connection with the Company’s variable annuity and/or life insurance products, and to separate accounts of insurance companies, both affiliated and unaffiliated with the Company. EQ Premier VIP Trust and EQ Advisors Trust also sell their shares to the trustee of a qualified plan for the Company. We currently do not foresee any disadvantages to our contract owners arising out of these arrangements. However, the Board of Trustees or Directors of each Trust intends to monitor events to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a Board’s response insufficiently protects our contract owners, we will see to it that appropriate action is taken to do so.

Separate Account No. 49 voting rights

If actions relating to the Separate Account require contract owner approval, contract owners will be entitled to one vote for each unit they have in the variable investment options. Each contract owner who has elected a variable annuity payout option may cast the number of votes equal to the dollar amount of reserves we are holding for that annuity in a variable investment option divided by the annuity unit value for that option. We will cast votes attributable to any amounts we have in the variable investment options in the same proportion as votes cast by contract owners. One result of proportional voting is that a small number of contract owners may control the outcome of a vote.

Changes in applicable law

The voting rights we describe in this Prospectus are created under applicable federal securities laws. To the extent that those laws or the regulations published under those laws eliminate the necessity to submit matters for approval by persons having voting rights in separate accounts of insurance companies, we reserve the right to proceed in accordance with those laws or regulations.

COVID-19

The outbreak of the novel coronavirus known as COVID-19 was declared a pandemic by the World Health Organization in March 2020. Equity and financial markets have experienced increased volatility and negative returns, and interest rates have declined due to the COVID-19 pandemic and other market factors. Such events can adversely impact us and our operations. Management believes the Company is taking appropriate actions to mitigate the negative impact to our business and operations. However, the full impact of COVID-19 is unknown and cannot be reasonably estimated or predicted at this time as these events are still developing.

Moreover, these market conditions have impacted the performance of the funds underlying the variable investment options. If these market conditions continue, and depending on your individual circumstances (e.g., your selected investment options and the timing of any contributions, transfers, or withdrawals), you may experience (perhaps significant) negative returns under the contract. The duration of the COVID-19 pandemic, and the future impact that the pandemic may have on the financial markets and global economy, cannot be foreseen, however. You should consult with a financial professional about how the COVID-19 pandemic and the recent market conditions may impact your future investment decisions related to the contract, such as purchasing the contract or making contributions, transfers, or withdrawals, based on your individual circumstances.

Cybersecurity risks and catastrophic events

We rely heavily on interconnected computer systems and digital data to conduct our variable product business. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized use or abuse of confidential customer information. Systems failures and cyberattacks, as well as, any other catastrophic event, including natural and manmade disasters, public health emergencies, pandemic diseases, terrorist attacks, floods or severe storms affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us, our business operations and your account value. Systems failures and cyber-attacks may also interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate account values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. In addition, the occurrence of any pandemic disease (like COVID-19), natural disaster, terrorist attack or any other event that results in our workforce, and/or employees of service providers and/or third party administrators, being compromised and unable or unwilling to fully perform their responsibilities, could likewise result in interruptions in our service, including our ability to issue contracts and process contract transactions. Even if our workforce and employees of our service providers and/or third party administrators were able to work remotely, those remote work arrangements could result in our business operations being less efficient than under normal circumstances and lead to delays in our issuing contracts and

97

processing of other contract-related transactions. Cybersecurity risks and catastrophic events may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. While there can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your contract due to cyber-attacks, information security breaches or other catastrophic events in the future, we take reasonable steps to mitigate these risks and secure our systems and business operations from such failures, attacks and events.

Statutory compliance

We have the right to change your contract without the consent of any other person in order to comply with any laws and regulations that apply, including but not limited to changes in the Internal Revenue Code, in Treasury Regulations or in published rulings of the Internal Revenue Service and in Department of Labor regulations.

Any change in your contract must be in writing and made by an authorized officer of the Company. We will provide notice of any contract change.

The benefits under your contract will not be less than the minimum benefits required by any state law that applies.

About legal proceedings

The Company and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a contract owner’s interest in Separate Account No. 49, nor would any of these proceedings be likely to have a material adverse effect upon the Separate Account, our ability to meet our obligations under the contracts, or the distribution of the contracts.

Financial statements

The financial statements of Separate Account No. 49, as well as consolidated financial statements of the Company, are in the SAI. The financial statements of the Company have relevance to the contracts only to the extent that they bear upon the ability of the Company to meet its obligations under the contracts. The SAI is available free of charge. You may request one by writing to our processing office or calling 1-800-789-7771.

Transfers of ownership, collateral assignments, loans and borrowing

You can transfer ownership of an NQ contract at any time before annuity payments begin. We will continue to treat you as the owner until we receive written notification of any change at our processing office. You cannot assign your NQ contract as collateral or security for a loan. Loans are also not available under your NQ contract. In some cases, an assignment or change of ownership may have adverse tax consequences. See “Tax information” earlier in this Prospectus.

We may refuse to process a change of ownership of an NQ contract without appropriate documentation of status on IRS Form W-9 (or, if IRS Form W-9 cannot be provided because the entity is not a U.S. entity, on the appropriate type of Form W-8).

Following a change of ownership, the existing beneficiary designations will remain in effect until the new owner provides new designations.

For NQ contracts only, subject to regulatory approval, if you elected the Guaranteed minimum death benefit, Guaranteed minimum income benefit, Protection PlusSM death benefit, Guaranteed principal benefit option 2 and/or the Principal ProtectorSM (collectively, the “Benefit”), generally the Benefit will automatically terminate if you change ownership of the contract or if you assign the owner’s right to change the beneficiary or person to whom annuity payments will be made. For certain contract owners, this restriction may not apply to you, depending on when you purchased your contract. See Appendix IX later in this Prospectus for more information. However, the Benefit will not terminate if the ownership of the contract is transferred to: (i) a family member (as defined in the contract); (ii) a trust created for the benefit of a family member or members; (iii) a trust qualified under section 501(c) of the Internal Revenue Code; or (iv) a successor by operation of law, such as an executor or guardian. Please speak with your financial professional for further information. See Appendix VIII later in this Prospectus for any state variations with regard to terminating any benefits under your contract.

You cannot assign or transfer ownership of a Rollover IRA, Roth Conversion IRA, QP or Rollover TSA contract except by surrender to us. If your individual retirement annuity contract is held in your custodial individual retirement account, you may only assign or transfer ownership of such an IRA contract to yourself. Loans are not available (except for Rollover TSA contracts) and you cannot assign Rollover IRA, Roth Conversion IRA, QP or Rollover TSA contracts as security for a loan or other obligation. Loans are available under a Rollover TSA contract only if permitted under the sponsoring employer’s plan.

For limited transfers of ownership after the owner’s death see “Beneficiary continuation option” in “Payment of death benefit” earlier in this Prospectus. You may direct the transfer of the values under your Rollover IRA, Roth Conversion IRA, QP or Rollover TSA contract to another similar arrangement under federal income tax rules. In the case of such a transfer, we will impose a withdrawal charge, if one applies.

About Custodial IRAs

For certain custodial IRA accounts, after your contract has been issued, we may accept transfer instructions by telephone, mail, facsimile or electronically from a broker-dealer, provided that we or your broker-dealer have your written authorization to do so on file. Accordingly, the Company will rely on the stated identity of the person placing instructions as authorized to do so on your behalf. The Company will not be liable for any claim, loss, liability or expenses that may arise out of such instructions. The Company will continue to

98

rely on this authorization until it receives your written notification at its processing office that you have withdrawn this authorization. The Company may change or terminate telephone or electronic or overnight mail transfer procedures at any time without prior written notice and restrict facsimile, internet, telephone and other electronic transfer services because of disruptive transfer activity.

How divorce may affect your guaranteed benefits

Our optional benefits do not provide a cash value or any minimum account value. In the event that you and your spouse become divorced after you purchase a contract with a guaranteed benefit, we will not divide the benefit base as part of the divorce settlement or judgment. As a result of the divorce, we may be required to withdraw amounts from the account value to be paid to an ex-spouse. Any such withdrawal will be considered a withdrawal from the contract. This means that your guaranteed benefit will be reduced and a withdrawal charge may apply.

Distribution of the contracts

The contracts are distributed by both Equitable Advisors and Equitable Distributors. The Distributors serve as principal underwriters of Separate Account No. 49. The offering of the contracts is intended to be continuous.

Equitable Advisors is an affiliate of the Company, and Equitable Distributors is an indirect wholly owned subsidiary of the Company. The Distributors are under the common control of Equitable Holdings, Inc. Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. The Distributors are registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Both broker-dealers also act as distributors for other life and annuity products we issue.

The contracts are sold by financial professionals of Equitable Advisors and its affiliates. The contracts may also be sold by financial professionals of unaffiliated broker-dealers that have entered into selling agreements with Equitable Distributors (“Selling broker-dealers”).

The Company pays compensation to both Distributors based on contracts sold. The Company may also make additional payments to the Distributors, and the Distributors may, in turn, make additional payments to certain Selling broker-dealers. All payments will be in compliance with all applicable FINRA rules and other laws and regulations.

Although the Company takes into account all of its distribution and other costs in establishing the level of fees and charges under its contracts, none of the compensation paid to the Distributors or the Selling broker-dealers discussed in this section of the Prospectus are imposed as separate fees or charges under your contract. The Company, however, intends to recoup amounts it pays for distribution and other services through the fees and charges of the contract and payments it receives for providing administrative, distribution and other services to the Portfolios. For information about the fees and charges under the contract, see “Fee table” and “Charges and expenses” earlier in this Prospectus.

Equitable Advisors Compensation.  The Company pays compensation to Equitable Advisors based on contributions made on the contracts sold through Equitable Advisors (“contribution-based compensation”). The contribution-based compensation will generally not exceed 8.50% of total contributions. Equitable Advisors, in turn, may pay a portion of the contribution-based compensation received from the Company to the Equitable Advisors financial professional and/or the Selling broker-dealer making the sale. In some instances, a financial professional or a Selling broker-dealer may elect to receive reduced contribution-based compensation on a contract in combination with ongoing annual compensation of up to (a) 0.60% of the account value of the contract sold for Accumulator® and Accumulator® PlusSM contracts; (b) 1.20% of the account value of the contract sold for Accumulator® EliteSM contracts; and (c) 1.00% of the account value of the contract sold for Accumulator® SelectSM contracts (“asset-based compensation”). Total compensation paid to a financial professional or a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could, over time, exceed the total compensation that would otherwise be paid on the basis of contributions alone. The compensation paid by Equitable Advisors varies among financial professionals and among Selling broker-dealers. Equitable Advisors also pays a portion of the compensation it receives to its managerial personnel. When a contract is sold by a Selling broker-dealer, the Selling broker-dealer, not Equitable Advisors, determines the amount and type of compensation paid to the Selling broker-dealer’s financial professional for the sale of the contract. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, as described below.

Equitable Advisors may receive compensation, and, in turn, pay its financial professionals a portion of such fee, from third party investment advisors to whom its financial professionals refer customers for professional management of the assets within their contract.

Equitable Advisors also pays its financial professionals and managerial personnel other types of compensation including service fees, expense allowance payments and health and retirement benefits. Equitable Advisors also pays its financial professionals, managerial personnel and Selling broker-dealers sales bonuses (based on selling certain products during specified periods) and persistency bonuses. Equitable Advisors may offer sales incentive programs to financial professionals and Selling broker-dealers who meet specified production levels for the sales of both the Company’s contracts and contracts offered by other companies. These incentives provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid education seminars and merchandise.

99

Differential compensation.  In an effort to promote the sale of the Company’s products, Equitable Advisors may pay its financial professionals and managerial personnel a greater percentage of contribution-based compensation and/or asset-based compensation for the sale of our contract than it pays for the sale of a contract or other financial product issued by a company other than us. Equitable Advisors may pay different compensation on the sale of the same product, based on such factors as distribution, group or sponsored arrangements, or based on older or newer versions, or series, of the same contract. Equitable Advisors also pay different levels of compensation based on different contract types. This practice is known as providing “differential compensation.” Differential compensation may involve other forms of compensation to Equitable Advisors personnel. Certain components of the compensation paid to managerial personnel are based on whether the sales involve the Company’s contracts. Managers earn higher compensation (and credits toward awards and bonuses) if the financial professionals they manage sell a higher percentage of the Company’s contracts than products issued by other companies. Other forms of compensation provided to its financial professionals and/or managerial personnel include health and retirement benefits, expense reimbursements, marketing allowances and contribution-based payments, known as “overrides.” For tax reasons, Equitable Advisors financial professionals qualify for health and retirement benefits based solely on their sales of the Company’s contracts and products sponsored by affiliates.

The fact that Equitable Advisors financial professionals receive differential compensation and additional payments may provide an incentive for those financial professionals to recommend our contract over a contract or other financial product issued by a company not affiliated with the Company. However, under applicable rules of FINRA and other federal and state regulatory authorities, Equitable Advisors financial professionals may only recommend to you products that they reasonably believe are suitable for you and, for certain accounts depending on applicable rules, that are in your best interest, based on the facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of Equitable Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation among products in the same category. For more information, contact your financial professional.

Equitable Distributors Compensation.  The Company pays contribution-based and asset-based compensation (together “compensation”) to Equitable Distributors. Contribution-based compensation is paid based on the Company’s contracts sold through Equitable Distributors’ Selling broker-dealers. Asset-based compensation is paid based on the aggregate account value of contracts sold through certain of Equitable Distributors’ Selling broker-dealers. Contribution-based compensation will generally not exceed (a) 6.75% for Accumulator® PlusSM contracts; (b) 7.50% for Accumulator® contracts; (c) 6.50% for

Accumulator® EliteSM contracts; and (d) 2.00% for Accumulator® SelectSM contracts, of the total contributions made under the contracts. Equitable Distributors, in turn, pays the contribution-based compensation it receives on the sale of a contract to the Selling broker-dealer making the sale. In some instances, the Selling broker-dealer may elect to receive reduced contribution-based compensation on the sale of the contract in combination with annual asset-based compensation of up to 1.25% of the account value of the contract sold. If a Selling broker-dealer elects to receive reduced contribution-based compensation on a contract, the contribution-based compensation which the Company pays to Equitable Distributors will be reduced by the same amount, and the Company will pay Equitable Distributors asset-based compensation on the contract equal to the asset-based compensation which Equitable Distributors pays to the Selling broker-dealer. Total compensation paid to a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could over time exceed the total compensation that would otherwise be paid on the basis of contributions alone. The contribution-based and asset-based compensation paid by Equitable Distributors varies among Selling broker-dealers.

The Selling broker-dealer, not Equitable Distributors, determines the amount and type of compensation paid to the Selling broker-dealer’s financial professional for the sale of the contract. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, such as differential compensation paid for various products.

The Company also pays Equitable Distributors compensation to cover its operating expenses and marketing services under the terms of the Company’s distribution agreements with Equitable Distributors.

Additional payments by Equitable Distributors to Selling broker-dealers.  Equitable Distributors may pay, out of its assets, certain Selling broker-dealers and other financial intermediaries additional compensation in recognition of services provided or expenses incurred. Equitable Distributors may also pay certain Selling broker-dealers or other financial intermediaries additional compensation for enhanced marketing opportunities and other services (commonly referred to as “marketing allowances”). Services for which such payments are made may include, but are not limited to, the preferred placement of the Company’s products on a company and/or product list; sales personnel training; product training; business reporting; technological support; due diligence and related costs; advertising, marketing and related services; conference; and/or other support services, including some that may benefit the contract owner. Payments may be based on ongoing sales, on the aggregate account value attributable to contracts sold through a Selling broker-dealer or such payments may be a fixed amount. For certain selling broker-dealers, Equitable Distributors increases the marketing allowance as certain sales thresholds are met. Equitable Distributors may also make fixed payments to Selling broker-dealers, for example

100

in connection with the initiation of a new relationship or the introduction of a new product.

Additionally, as an incentive for the financial professionals of Selling broker-dealers to promote the sale of the Company’s products, Equitable Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as “compensation enhancements”). Equitable Distributors also has entered into agreements with certain selling broker-dealers in which the selling broker-dealer agrees to sell certain of our contracts exclusively.

These additional payments may serve as an incentive for Selling broker-dealers to promote the sale of the Company’s contracts over contracts and other products issued by other companies. Not all Selling broker-dealers receive additional payments, and the payments vary among Selling broker-dealers. The list below includes the names of Selling broker-dealers that we are aware (as of December 31, 2019) received additional payments. These additional payments ranged from $962.81 to $6,177,733.18. The Company and its affiliates may also have other business relationships with Selling broker-dealers, which may provide an incentive for the Selling broker-dealers to promote the sale of the Company’s contracts over contracts and other products issued by other companies. The list below includes any such Selling broker-dealer. For more information, ask your financial professional.

1st Global Capital Corp.

Allstate Financial Services, LLC

American Portfolios Financial Services

Ameriprise Financial Services

Avantax Investment Services, Inc.

BBVA Securities, Inc.

Cadaret, Grant & Co., Inc.

Cambridge Investment Research

Capital Investment Group

Centaurus Financial, Inc.

Cetera Financial Group

Citigroup Global Markets, Inc.

Citizens Investment Services

Commonwealth Financial Network

Community America Financial Solution

CUNA Brokerage Services

CUSO Financial Services, L.P.

DPL Financial Partners

Equity Services Inc.

Farmer’s Financial Solution

Galt Financial Group, Inc.

Geneos Wealth Management

Gradient Securities, LLC

H. Beck, Inc.

Independent Financial Group, LLC

Infinex Investments Inc.

Janney Montgomery Scott LLC

Kestra Investment Services, LLC

Key Investment Services LLC

Ladenburg Thalmann Advisor Network, LLC

Lincoln Financial Advisors Corp.

Lincoln Financial Securities Corp.

Lincoln Investment Planning

Lion Street Financial

LPL Financial Corporation

Lucia Securities, LLC

MML Investors Services, LLC

Morgan Stanley Smith Barney

Mutual of Omaha Investment Services, Inc.

Park Avenue Securities, LLC

PlanMember Securities Corp.

PNC Investments

Primerica Financial Services, Inc.

Prospera Financial Services

Pruco Securities, LLC

Raymond James

RBC Capital Markets Corporation

Robert W Baird & Company

Santander Securities Corp.

Sigma Financial Corporation

Stifel, Nicolaus & Company, Inc.

The Advisor Group (AIG)

The Huntington Investment Company

The Leaders Group, Inc.

TransAmerica Financial Advisors

U.S. Bank Center

UBS Financial Services Inc.

Valmark Securities, Inc.

Voya Financial Advisors, Inc.

Waddell & Reed, Inc.

Wells Fargo

101

9. Incorporation of certain documents by reference

The Company’s Annual Report on Form 10-K for the period ended December 31, 2019 (the “Annual Report”) is considered to be part of this Prospectus because it is incorporated by reference.

The Company files reports and other information with the SEC, as required by law. You may read and copy this information at the SEC’s public reference facilities at Room 1580, 100 F Street, NE, Washington, DC 20549, or by accessing the SEC’s website at www.sec.gov. The public may obtain information on the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. Under the Securities Act of 1933, the Company has filed with the SEC a registration statement relating to the fixed maturity option (the “Registration Statement”). This Prospectus has been filed as part of the Registration Statement and does not contain all of the information set forth in the Registration Statement.

After the date of this Prospectus and before we terminate the offering of the securities under the Registration Statement, all documents or reports we file with the SEC under the Securities Exchange Act of 1934 (“Exchange Act”), will be considered to become part of this Prospectus because they are incorporated by reference.

Any statement contained in a document that is or becomes part of this Prospectus, will be considered changed or replaced for purposes of this Prospectus if a statement contained in this Prospectus changes or is replaced. Any statement that is considered to be a part of this Prospectus because of its incorporation will be considered changed or replaced for the purpose of this Prospectus if a statement contained in any other subsequently filed document that is considered to be part of this Prospectus changes or replaces that statement. After that, only the statement that is changed or replaced will be considered to be part of this Prospectus.

We file the Registration Statement and our Exchange Act documents and reports, including our Annual Report on Form 10-K and Quarterly Reports on Form 10-Q, electronically according to EDGAR under CIK No. 0000727920. The SEC maintains a website that contains reports, proxy and information statements, and other information regarding registrants that file electronically with the SEC. The address of the site is www.sec.gov.

Upon written or oral request, we will provide, free of charge, to each person to whom this Prospectus is delivered, a copy of any or all of the documents considered to be part of this Prospectus because they are incorporated herein. In accordance with SEC rules, we will provide copies of any exhibits specifically incorporated by reference into the text of the Exchange Act reports (but not any other exhibits). Requests for documents should be directed to:

Equitable Financial Life Insurance Company

1290 Avenue of the Americas

New York, NY 10104

Attention: Corporate Secretary (telephone: (212) 554-1234)

You can access our website at www.equitable.com.

102

Appendix I: Condensed financial information

The unit values and number of units outstanding shown below are for contracts offered under Separate Account No. 49 with the same daily asset charges of 1.20%.

Unit values and number of units outstanding at year end for each variable investment option, except for those options being offered for the first time after December 31, 2019.

	For the years ending December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
1290 VT GAMCO Mergers & Acquisitions
Unit value	$16.56	$15.43	$16.42	$15.65	$14.71	$14.51	$14.45	$13.18	$12.67	$12.66
Number of units outstanding (000’s)	278	370	418	453	480	578	634	560	601	480
1290 VT GAMCO Small Company Value
Unit value	$78.76	$64.63	$77.49	$67.56	$55.47	$59.53	$58.46	$42.54	$36.53	$38.31
Number of units outstanding (000’s)	391	432	492	541	581	664	755	770	800	930
1290 VT Socially Responsible
Unit value	$20.92	$16.26	$17.21	$14.46	$13.31	$13.41	$11.95	$9.00	$7.81	$7.88
Number of units outstanding (000’s)	237	236	266	270	316	338	343	337	355	388
EQ/400 Managed Volatility
Unit value	$16.69	$13.52	$15.60	$13.70	$11.59	$12.11	$11.26	$12.37	$10.85	$11.92
Number of units outstanding (000’s)	1,821	2,025	2,333	2,576	2,771	3,020	3,394	2,661	2,966	3,508
EQ/2000 Managed Volatility
Unit value	$16.52	$13.44	$15.44	$13.73	$11.53	$12.29	$11.96	—	—	—
Number of units outstanding (000’s)	2,679	2,957	3,290	3,663	4,030	4,526	5,212	—	—	—
EQ/AB Short Duration Government Bond
Unit value	$9.46	$9.34	$9.34	$9.44	$9.54	$9.70	$9.87	$10.83	$10.80	$10.95
Number of units outstanding (000’s)	1,570	1,446	1,511	1,794	2,071	2,255	2,649	3,076	3,309	3,480
EQ/AB Small Cap Growth
Unit value	$47.74	$37.81	$41.54	$34.28	$30.81	$32.12	$31.39	$22.99	$20.14	$20.51
Number of units outstanding (000’s)	726	817	865	971	1,100	1,188	1,346	1,541	1,671	1,894
EQ/Aggressive Allocation
Unit value	$21.24	$17.27	$19.15	$16.27	$15.14	$15.60	$15.07	$12.07	$10.70	$11.71
Number of units outstanding (000’s)	1,753	1,871	1,935	1,999	2,106	2,369	2,693	2,990	3,379	3,530
EQ/ClearBridge Select Equity Managed Volatility
Unit value	$18.92	$14.34	$16.14	$14.30	$12.79	$13.27	$12.24	$9.58	$8.49	$9.00
Number of units outstanding (000’s)	214	241	257	273	321	378	455	464	576	673
EQ/Common Stock Index
Unit value	$588.92	$457.70	$491.82	$413.19	$374.43	$379.18	$342.50	$261.69	$229.14	$230.69
Number of units outstanding (000’s)	99	109	129	142	155	169	185	201	228	264

I-1

Unit values and number of units outstanding at year end for each variable investment option, except for those options being offered for the first time after December 31, 2019.  (continued)

	For the years ending December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
EQ/Conservative Allocation
Unit value	$13.74	$12.73	$13.09	$12.63	$12.42	$12.60	$12.42	$12.05	$11.66	$11.59
Number of units outstanding (000’s)	2,249	2,365	2,532	3,023	3,376	3,172	3,614	4,015	4,265	4,403
EQ/Conservative-Plus Allocation
Unit value	$15.53	$13.85	$14.55	$13.53	$13.08	$13.32	$13.07	$12.00	$11.31	$11.53
Number of units outstanding (000’s)	1,813	1,823	1,873	1,922	2,087	2,616	2,927	3,050	3,130	3,479
EQ/Core Bond Index
Unit value	$15.18	$14.46	$14.60	$14.57	$14.54	$14.66	$14.48	$14.90	$14.62	$14.12
Number of units outstanding (000’s)	6,181	7,038	7,059	7,392	8,203	8,942	9,615	5,212	5,404	6,327
EQ/Equity 500 Index
Unit value	$72.48	$56.14	$59.77	$49.98	$45.48	$45.67	$40.92	$31.49	$27.66	$27.58
Number of units outstanding (000’s)	2,106	2,320	2,646	2,947	3,125	3,447	3,661	3,746	4,013	4,445
EQ/Franklin Balanced Managed Volatility
Unit value	$16.05	$13.94	$14.74	$13.56	$12.43	$12.97	$12.36	$10.92	$9.94	$10.05
Number of units outstanding (000’s)	1,492	1,679	1,975	2,117	2,179	2,592	2,499	2,080	1,633	1,752
EQ/Franklin Small Cap Value Managed Volatility
Unit value	$18.87	$15.22	$17.67	$16.01	$12.98	$14.05	$13.93	$10.31	$8.94	$10.00
Number of units outstanding (000’s)	184	183	247	364	214	238	244	287	343	323
EQ/Franklin Templeton Allocation Managed Volatility
Unit value	$14.36	$11.89	$13.18	$11.60	$10.72	$11.17	$10.72	$8.80	$7.76	$8.22
Number of units outstanding (000’s)	723	809	845	876	902	1,032	1,022	856	1,065	1,052
EQ/Global Equity Managed Volatility
Unit value	$29.60	$23.92	$27.56	$22.13	$21.43	$22.08	$21.97	$18.48	$15.99	$18.45
Number of units outstanding (000’s)	1,206	1,367	1,502	1,641	1,801	2,037	2,362	1,958	2,235	2,647
EQ/Intermediate Government Bond
Unit value	$21.11	$20.51	$20.59	$20.77	$20.93	$21.09	$21.03	$21.64	$21.69	$20.85
Number of units outstanding (000’s)	648	698	784	850	931	1,020	1,180	1,293	1,594	1,698
EQ/International Core Managed Volatility
Unit value	$15.84	$13.10	$15.58	$12.48	$12.61	$13.34	$14.40	$12.40	$10.79	$13.15
Number of units outstanding (000’s)	3,530	3,865	4,160	4,497	4,798	5,179	5,773	3,841	4,273	4,597
EQ/International Equity Index
Unit value	$17.40	$14.42	$17.20	$14.13	$13.99	$14.47	$15.73	$13.11	$11.41	$13.16
Number of units outstanding (000’s)	2,290	2,330	2,688	2,862	2,861	2,845	2,918	2,737	2,985	3,362

I-2

Unit values and number of units outstanding at year end for each variable investment option, except for those options being offered for the first time after December 31, 2019.  (continued)

	For the years ending December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
EQ/International Value Managed Volatility
Unit value	$23.18	$19.13	$23.18	$19.02	$19.11	$19.97	$21.78	$18.47	$15.91	$19.21
Number of units outstanding (000’s)	1,170	1,263	1,366	1,560	1,656	1,766	1,941	2,246	2,505	2,817
EQ/Janus Enterprise
Unit value	$32.77	$24.30	$25.05	$19.82	$20.97	$22.46	$22.89	$16.73	$15.57	$17.07
Number of units outstanding (000’s)	519	554	623	658	809	914	1,034	1,228	1,343	1,445
EQ/Large Cap Core Managed Volatility
Unit value	$22.73	$17.70	$19.15	$15.89	$14.64	$14.77	$13.39	$10.30	$9.07	$9.58
Number of units outstanding (000’s)	6,077	6,852	7,835	8,768	9,781	10,955	12,581	1,486	1,662	1,909
EQ/Large Cap Growth Index
Unit value	$23.09	$17.27	$17.88	$14.00	$13.33	$12.86	$11.60	$8.86	$7.82	$7.73
Number of units outstanding (000’s)	1,829	2,034	2,142	2,332	2,574	2,503	2,716	2,513	2,718	3,063
EQ/Large Cap Growth Managed Volatility
Unit value	$43.75	$33.11	$34.55	$27.06	$25.96	$25.25	$23.01	$17.20	$15.31	$16.08
Number of units outstanding (000’s)	5,052	5,793	6,717	7,550	8,377	9,484	10,932	1,523	1,698	953
EQ/Large Cap Value Index
Unit value	$13.24	$10.67	$11.85	$10.62	$9.23	$9.77	$8.78	$6.75	$5.86	$5.95
Number of units outstanding (000’s)	1,231	1,184	1,324	1,542	1,407	1,623	1,308	1,036	1,237	463
EQ/Large Cap Value Managed Volatility
Unit value	$26.58	$21.45	$24.10	$21.42	$18.80	$19.83	$17.88	$13.66	$11.94	$12.73
Number of units outstanding (000’s)	8,332	9,346	10,473	11,657	12,928	14,333	16,294	8,898	10,066	11,451
EQ/Mid Cap Index
Unit value	$25.62	$20.68	$23.70	$20.77	$17.53	$18.27	$16.97	$12.95	$11.20	$11.61
Number of units outstanding (000’s)	2,698	2,943	3,330	3,770	3,937	4,246	4,771	5,036	5,483	6,242
EQ/Mid Cap Value Managed Volatility
Unit value	$33.41	$26.71	$31.19	$28.10	$24.17	$25.36	$23.15	$17.61	$15.03	$16.79
Number of units outstanding (000’s)	2,610	2,882	3,233	3,577	3,915	4,325	4,854	3,697	4,139	4,716
EQ/Moderate Allocation
Unit value	$71.59	$62.72	$66.66	$60.76	$58.37	$59.60	$58.55	$52.39	$48.74	$50.54
Number of units outstanding (000’s)	1,633	1,834	1,985	2,169	2,426	2,711	3,004	3,278	3,607	3,855
EQ/Moderate-Plus Allocation
Unit value	$19.20	$16.20	$17.60	$15.50	$14.62	$15.00	$14.63	$12.36	$11.22	$11.94
Number of units outstanding (000’s)	4,837	5,366	5,890	6,515	7,378	8,339	8,844	9,009	10,152	11,126

I-3

Unit values and number of units outstanding at year end for each variable investment option, except for those options being offered for the first time after December 31, 2019.  (continued)

	For the years ending December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
EQ/Money Market
Unit value	$28.83	$28.75	$28.73	$28.96	$29.31	$29.67	$30.03	$30.40	$30.77	$31.14
Number of units outstanding (000’s)	443	449	478	506	539	629	699	934	1,109	1,161
EQ/Quality Bond PLUS
Unit value	$17.87	$17.12	$17.31	$17.28	$17.28	$17.45	$17.17	$17.78	$17.53	$17.53
Number of units outstanding (000’s)	3,578	3,939	4,304	4,606	5,037	5,684	6,236	2,036	2,206	2,529
EQ/Small Company Index
Unit value	$35.48	$28.68	$32.73	$29.06	$24.40	$25.88	$24.98	$18.40	$16.11	$16.99
Number of units outstanding (000’s)	894	933	1,057	1,170	1,260	1,353	1,504	1,635	1,831	2,150
EQ/Templeton Global Equity Managed Volatility
Unit value	$14.47	$12.11	$13.96	$11.65	$11.20	$11.64	$11.66	$9.29	$7.88	$8.70
Number of units outstanding (000’s)	653	807	864	887	1,062	1,023	881	405	434	468
Multimanager Technology
Unit value	$40.22	$29.53	$29.22	$21.25	$19.75	$18.80	$16.76	$12.51	$11.16	$11.87
Number of units outstanding (000’s)	958	1,116	1,276	1,287	1,338	1,440	1,493	1,699	1,743	1,987

I-4

The unit values and number of units outstanding shown below are for contracts offered under Separate Account No. 49 with the same daily asset charges of 1.70%.

Unit values and number of units outstanding at year end for each variable investment option, except for those options being offered for the first time after December 31, 2019.

	For the years ended December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
1290 VT GAMCO Mergers & Acquisitions
Unit value	$15.37	$14.39	$15.40	$14.75	$13.94	$13.82	$13.83	$12.67	$12.25	$12.30
Number of units outstanding (000’s)	125	137	147	164	196	264	368	442	561	286
1290 VT GAMCO Small Company Value
Unit value	$67.16	$55.39	$66.75	$58.49	$48.26	$52.07	$51.39	$37.58	$32.44	$34.20
Number of units outstanding (000’s)	301	341	412	457	514	594	637	609	624	678
1290 VT Socially Responsible
Unit value	$18.87	$14.74	$15.68	$13.25	$12.25	$12.41	$11.11	$8.41	$7.33	$7.44
Number of units outstanding (000’s)	172	174	171	181	210	176	169	127	122	129
EQ/400 Managed Volatility
Unit value	$16.14	$13.14	$15.24	$13.45	$11.43	$12.01	$11.23	$11.70	$10.31	$11.39
Number of units outstanding (000’s)	447	485	549	555	621	772	1,319	1,046	736	783
EQ/2000 Managed Volatility
Unit value	$15.97	$13.06	$15.08	$13.48	$11.37	$12.19	$11.92	—	—	—
Number of units outstanding (000’s)	532	588	687	774	887	887	1,025	—	—	—
EQ/AB Short Duration Government Bond
Unit value	$9.15	$9.07	$9.13	$9.26	$9.41	$9.62	$9.84	$10.41	$10.44	$10.64
Number of units outstanding (000’s)	1,448	1,409	1,556	1,738	1,927	2,048	2,365	2,316	5,586	3,294
EQ/AB Small Cap Growth
Unit value	$42.56	$33.87	$37.41	$31.02	$28.03	$29.37	$28.85	$21.24	$18.69	$19.14
Number of units outstanding (000’s)	294	337	357	401	473	497	423	427	418	455
EQ/Aggressive Allocation
Unit value	$21.69	$17.72	$19.75	$16.87	$15.78	$16.34	$15.87	$12.77	$11.38	$12.51
Number of units outstanding (000’s)	3,061	3,441	3,770	4,204	4,914	4,910	5,337	5,804	6,354	7,808
EQ/ClearBridge Select Equity Managed Volatility
Unit value	$17.68	$13.47	$15.24	$13.58	$12.20	$12.72	$11.79	$9.28	$8.27	$8.80
Number of units outstanding (000’s)	350	379	436	435	501	581	637	898	1,002	1,238
EQ/Common Stock Index
Unit value	$471.38	$368.21	$397.68	$335.80	$305.83	$311.29	$282.60	$217.02	$191.00	$193.27
Number of units outstanding (000’s)	24	26	29	32	35	38	42	41	45	55

I-5

Unit values and number of units outstanding at year end for each variable investment option, except for those options being offered for the first time after December 31, 2019.  (continued)

	For the years ended December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
EQ/Conservative Allocation
Unit value	$13.27	$12.36	$12.77	$12.38	$12.23	$12.48	$12.37	$12.06	$11.73	$11.71
Number of units outstanding (000’s)	2,070	2,267	2,519	3,193	3,118	3,498	4,156	6,559	7,073	6,707
EQ/Conservative-Plus Allocation
Unit value	$15.24	$13.66	$14.43	$13.48	$13.10	$13.41	$13.22	$12.20	$11.56	$11.85
Number of units outstanding (000’s)	1,721	1,987	2,105	2,415	2,602	3,128	3,506	4,368	4,888	4,498
EQ/Core Bond Index
Unit value	$13.58	$13.00	$13.20	$13.23	$13.27	$13.45	$13.36	$13.81	$13.62	$13.22
Number of units outstanding (000’s)	2,183	2,228	2,201	2,538	2,714	2,721	2,894	1,402	1,354	1,424
EQ/Equity 500 Index
Unit value	$63.58	$49.49	$52.97	$44.52	$40.71	$41.09	$37.00	$28.62	$25.27	$25.32
Number of units outstanding (000’s)	1,363	1,462	1,508	1,590	1,648	1,794	2,025	1,509	1,194	1,278
EQ/Franklin Balanced Managed Volatility
Unit value	$15.00	$13.09	$13.92	$12.87	$11.86	$12.44	$11.91	$10.58	$9.68	$9.83
Number of units outstanding (000’s)	1,463	1,707	2,057	2,041	1,941	2,227	1,952	2,157	1,654	1,643
EQ/Franklin Small Cap Value Managed Volatility
Unit value	$17.64	$14.30	$16.69	$15.19	$12.38	$13.47	$13.42	$9.99	$8.70	$9.79
Number of units outstanding (000’s)	214	239	269	305	321	348	370	281	379	382
EQ/Franklin Templeton Allocation Managed Volatility
Unit value	$13.47	$11.21	$12.49	$11.05	$10.27	$10.74	$10.36	$8.55	$7.58	$8.07
Number of units outstanding (000’s)	2,134	2,643	2,751	2,893	3,436	3,709	3,972	3,946	4,136	4,481
EQ/Global Equity Managed Volatility
Unit value	$26.43	$21.46	$24.86	$20.06	$19.53	$20.22	$20.22	$17.09	$14.86	$17.25
Number of units outstanding (000’s)	626	703	853	935	1,105	1,216	1,438	1,036	1,149	1,440
EQ/Intermediate Government Bond
Unit value	$18.25	$17.82	$17.98	$18.23	$18.46	$18.70	$18.74	$19.38	$19.52	$18.86
Number of units outstanding (000’s)	224	253	227	230	223	255	317	470	458	948
EQ/International Core Managed Volatility
Unit value	$14.27	$11.85	$14.17	$11.41	$11.58	$12.32	$13.37	$11.57	$10.12	$12.42
Number of units outstanding (000’s)	1,379	1,524	1,716	1,902	2,110	2,384	2,740	1,808	2,069	2,230
EQ/International Equity Index
Unit value	$15.35	$12.78	$15.33	$12.65	$12.60	$13.09	$14.31	$11.98	$10.48	$12.15
Number of units outstanding (000’s)	1,854	2,057	2,013	2,039	2,219	2,215	1,905	1,245	1,332	1,511

I-6

Unit values and number of units outstanding at year end for each variable investment option, except for those options being offered for the first time after December 31, 2019.  (continued)

	For the years ended December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
EQ/International Value Managed Volatility
Unit value	$20.66	$17.14	$20.88	$17.21	$17.38	$18.26	$20.01	$17.06	$14.77	$17.93
Number of units outstanding (000’s)	422	472	543	587	667	708	630	751	843	914
EQ/Janus Enterprise
Unit value	$30.42	$22.68	$23.49	$18.68	$19.87	$21.38	$21.91	$16.09	$15.05	$16.59
Number of units outstanding (000’s)	397	443	502	525	656	786	835	870	927	889
EQ/Large Cap Core Managed Volatility
Unit value	$20.43	$15.99	$17.39	$14.50	$13.43	$13.62	$12.41	$9.60	$8.49	$9.02
Number of units outstanding (000’s)	1,694	1,881	2,139	2,469	2,846	3,196	3,676	277	284	330
EQ/Large Cap Growth Index
Unit value	$20.79	$15.63	$16.27	$12.80	$12.25	$11.88	$10.77	$8.27	$7.33	$7.29
Number of units outstanding (000’s)	1,105	1,179	1,444	1,477	1,661	1,588	1,619	955	864	906
EQ/Large Cap Growth Managed Volatility
Unit value	$39.00	$29.67	$31.11	$24.49	$23.61	$23.09	$21.14	$15.89	$14.21	$15.00
Number of units outstanding (000’s)	1,628	1,851	2,112	2,387	2,804	3,163	4,038	924	1,072	204
EQ/Large Cap Value Index
Unit value	$12.32	$9.98	$11.14	$10.03	$8.76	$9.32	$8.42	$6.51	$5.68	$5.80
Number of units outstanding (000’s)	1,913	2,107	2,594	2,856	2,931	3,122	2,839	1,321	1,412	832
EQ/Large Cap Value Managed Volatility
Unit value	$23.78	$19.28	$21.78	$19.46	$17.16	$18.19	$16.49	$12.66	$11.12	$11.91
Number of units outstanding (000’s)	2,018	2,265	2,579	2,900	3,293	3,718	4,641	1,671	1,875	2,059
EQ/Mid Cap Index
Unit value	$23.23	$18.84	$21.71	$19.12	$16.22	$16.99	$15.86	$12.17	$10.57	$11.02
Number of units outstanding (000’s)	1,159	1,284	1,420	1,525	1,666	1,709	1,646	1,423	1,481	1,672
EQ/Mid Cap Value Managed Volatility
Unit value	$29.78	$23.93	$28.08	$25.43	$21.99	$23.19	$21.28	$16.26	$13.95	$15.67
Number of units outstanding (000’s)	890	990	1,151	1,295	1,481	1,535	1,593	1,445	1,617	1,830
EQ/Moderate Allocation
Unit value	$60.28	$53.07	$56.70	$51.94	$50.15	$51.47	$50.82	$45.70	$42.73	$44.54
Number of units outstanding (000’s)	1,553	1,703	1,925	2,183	2,446	2,798	3,211	3,732	3,918	4,435
EQ/Moderate-Plus Allocation
Unit value	$19.56	$16.59	$18.11	$16.04	$15.21	$15.67	$15.37	$13.05	$11.90	$12.74
Number of units outstanding (000’s)	9,488	10,600	11,869	13,349	15,224	17,113	19,057	20,839	22,803	24,916

I-7

Unit values and number of units outstanding at year end for each variable investment option, except for those options being offered for the first time after December 31, 2019.  (continued)

	For the years ended December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
EQ/Money Market
Unit value	$23.72	$23.77	$23.88	$24.20	$24.61	$25.04	$25.47	$25.91	$26.36	$26.82
Number of units outstanding (000’s)	195	259	264	321	334	350	426	514	623	729
EQ/Quality Bond PLUS
Unit value	$15.64	$15.06	$15.31	$15.36	$15.44	$15.67	$15.49	$16.13	$15.98	$16.06
Number of units outstanding (000’s)	1,387	1,470	1,608	1,739	2,008	2,174	2,473	765	816	941
EQ/Small Company Index
Unit value	$31.73	$25.78	$29.58	$26.39	$22.27	$23.74	$23.04	$17.05	$15.01	$15.91
Number of units outstanding (000’s)	521	568	600	647	696	761	821	733	734	850
EQ/Templeton Global Equity Managed Volatility
Unit value	$13.52	$11.37	$13.18	$11.06	$10.68	$11.16	$11.23	$9.00	$7.67	$8.52
Number of units outstanding (000’s)	1,024	1,142	1,383	1,540	1,781	1,730	1,477	634	657	694
Multimanager Technology
Unit value	$36.71	$27.09	$26.94	$19.70	$18.39	$17.60	$15.77	$11.83	$10.61	$11.34
Number of units outstanding (000’s)	403	446	479	439	525	503	487	572	579	705

I-8

Appendix II: Purchase considerations for QP contracts(1)

This information is provided for historical purposes only. The contract is no longer available to new purchasers.

Trustees who are considering the purchase of an Accumulator® Series QP contract should discuss with their tax and ERISA advisers whether this is an appropriate investment vehicle for the employer’s plan. The QP contract and this Prospectus should be reviewed in full, and the following factors, among others, should be noted. Trustees should consider whether the plan provisions permit the investment of plan assets in the QP contract, the distribution of such an annuity, the purchase of the Guaranteed minimum income benefit and other guaranteed benefits, and the payment of death benefits in accordance with the requirements of the federal income tax rules. Assuming continued plan qualification and operation, earnings on qualified plan assets will accumulate value on a tax-deferred basis even if the plan is not funded by the Accumulator® Series QP contract or another annuity contract. Therefore, you should purchase an Accumulator® Series QP contract to fund a plan for the contract’s features and benefits and not for tax deferral, after considering the relative costs and benefits of annuity contracts and other types of arrangements and funding vehicles.

We will not accept defined benefit plans. This QP contract accepts only transfer contributions from other investments within an existing qualified plan trust. We will not accept ongoing payroll contributions or other contributions from the employer. For 401(k) plans, no employee after-tax contributions are accepted. A “designated Roth contribution account” is not available in the QP contract. Checks written on accounts held in the name of the employer instead of the plan or the trust will not be accepted. Only one additional transfer contribution may be made per contract year. The maximum contribution age is 70 or if later, the first contract anniversary.

If amounts attributable to an excess or mistaken contribution must be withdrawn, any or all of the following may apply: (1) withdrawal charges; (2) market value adjustments; or (3) benefit base adjustments to an optional benefit.

The Company’s only role is that of the issuer of the contract. The Company is not the plan administrator. The Company will not perform or provide any plan recordkeeping services with respect to the QP contracts. The plan’s administrator will be solely responsible for performing or providing for all such services. There is no loan feature offered under the QP contracts, so if the plan provides for loans and a participant takes a loan from the plan, other plan assets must be used as the source of the loan and any loan repayments must be credited to other investment vehicles and/or accounts available under the plan. The Company will never make payments under a QP contract to any person other than the plan trust owner.

Given that lifetime required minimum distributions must generally commence from the plan for participants after age 72, trustees should consider:

•	whether required minimum distributions under QP contracts would cause withdrawals in excess of 6% of the Guaranteed minimum income benefit Roll-Up benefit base;

•

that provisions in the Treasury Regulations on required minimum distributions require that the actuarial present value of additional annuity contract benefits be added to the dollar amount credited for purposes of calculating required minimum distributions. This could increase the amounts required to be distributed; and

•	that if the Guaranteed minimum income benefit is automatically exercised as a result of the no lapse guarantee, payments will be made to the plan trust and may not be rollover eligible.

Finally, because the method of purchasing the QP contract, including the large initial contribution, and the features of the QP contract may appeal more to plan participants who are older and tend to be highly paid, and because certain features of the QP contract are available only to plan participants who meet certain minimum and/or maximum age requirements, plan trustees should discuss with their advisors whether the purchase of the QP contract would cause the plan to engage in prohibited discrimination in contributions, benefits or otherwise.

(1)	QP contracts are available for Accumulator®, Accumulator® PlusSM, and Accumulator® EliteSM contract owners only.

II-1

Appendix III: Market value adjustment example

The example below shows how the market value adjustment would be determined and how it would be applied to a withdrawal, assuming that $100,000 was allocated on February 15, 2020 to a fixed maturity option with a maturity date of February 15, 2028 (eight years later) at a hypothetical rate to maturity of 4.00% (“h” in the calculations below), resulting in a maturity value of $136,857 on the maturity date. We further assume that a withdrawal of $50,000, including any applicable withdrawal charge, is made four years later on February 15, 2020(a).

	Hypothetical assumed rate to maturity (“j” in the calculations below) February 15, 2020
	2.00%	6.00%
As of February 15, 2020 before withdrawal
(1) Market adjusted amount(b)	$126,428	$108,386
(2) Fixed maturity amount(c)	$116,973	$116,973
(3) Market value adjustment: (1) – (2)	$9,454	$(8,587)
On February 15, 2020 after $50,000 withdrawal
(4) Portion of market value adjustment associated with the withdrawal: (3) x [$50,000/(1)]	$3,739	$(3,961)
(5) Portion of fixed maturity associated with the withdrawal: $50,000 – (4)	$46,261	$53,961
(6) Market adjusted amount: (1) - $50,000	$76,428	$58,386
(7) Fixed maturity amount: (2) – (5)	$70,712	$63,012
(8) Maturity value(d)	$82,732	$73,723

You should note that in this example, if a withdrawal is made when rates have increased from 4.00% to 6.00% (right column), a portion of a negative market value adjustment is realized. On the other hand, if a withdrawal is made when rates have decreased from 4.00% to 2.00% (left column), a portion of a positive market value adjustment is realized.

Notes:

(a)	Number of days from the withdrawal date to the maturity date = D = 1,461

(b)	Market adjusted amount is based on the following calculation:

Maturity value	=	$136,857	where j is either 2% or 6%
(1+j)(D/365)		(1+j)(1,461/365)

(c) Fixed maturity amount is based on the following calculation:
Maturity value	=	$136,857
(1+h)(D/365)		(1+0.04)(1,461/365)

(d) Maturity value is based on the following calculation:

Fixed maturity amount x (1+h)(D/365) = ($70,712 or $63,012) x (1+0.04)(1,461/365)

III-1

Appendix IV: Enhanced death benefit example

The death benefit under the contract is equal to the account value or, if greater, the enhanced death benefit, if elected.

The following illustrates the enhanced death benefit calculation for Accumulator®, Accumulator® EliteSM and Accumulator® SelectSM contracts. The enhanced death benefit calculation for Accumulator® PlusSM contracts is illustrated on the next page. Assuming $100,000 is allocated to the variable investment options (with no allocation to the EQ/Intermediate Government Bond, EQ/Money Market, the guaranteed interest option or the fixed maturity options or the Special 10 year fixed maturity option), no additional contributions, no transfers, no withdrawals and no loans under a Rollover TSA contract, the enhanced death benefit for an annuitant age 45 would be calculated as follows:

For all Accumulator® SeriesSM contracts except Accumulator® PlusSM contracts:

End of contract year	Account value	6% Roll-Up to age 85 benefit base	Annual Ratchet to age 85 benefit base
1	$105,000	$106,000(1)	$105,000(3)
2	$115,500	$112,360(2)	$115,500(3)
3	$129,360	$119,102(2)	$129,360(3)
4	$103,488	$126,248(1)	$129,360(4)
5	$113,837	$133,823(1)	$129,360(4)
6	$127,497	$141,852(1)	$129,360(4)
7	$127,497	$150,363(1)	$129,360(4)

The account values for contract years 1 through 7 are based on hypothetical rates of return of 5.00%, 10.00%, 12.00%, (20.00)%, 10.00%, 12.00% and 0.00%. We are using these rates solely to illustrate how the benefit is determined. The return rates bear no relationship to past or future investment results.

6% Roll-Up to age 85

(1)	At the end of contract years 1 and 4 through 7, the 6% Roll-Up to age 85 enhanced death benefit is greater than the current account value.

(2)	At the end of contract years 2 and 3, the 6% Roll-Up to age 85 enhanced death benefit is equal to the current account value.

Annual Ratchet to age 85

(3)	At the end of contract years 1 through 3, the Annual Ratchet to age 85 enhanced death benefit is equal to the current account value.

(4)

At the end of contract years 4 through 7, the death benefit is equal to the Annual Ratchet to age 85 enhanced death benefit at the end of the prior year since it is higher than the current account value.

Greater of 6% Roll-Up to age 85 or the Annual Ratchet to age 85

The enhanced death benefit under this option for each year shown is the greater of the amounts shown under the 6% Roll-Up to age 85 or the Annual Ratchet to age 85.

The following illustrates the enhanced death benefit calculation for Accumulator®, Accumulator® EliteSM and Accumulator® SelectSM contracts. The enhanced death benefit calculation for Accumulator® PlusSM contracts is illustrated on the next page. Assuming $100,000 is allocated to the variable investment options (with no allocation to the EQ/Intermediate Government Bond, EQ/Money Market, the guaranteed interest option or the fixed maturity options or the Special 10 year fixed maturity

IV-1

option), no additional contributions, no transfers, no withdrawals and no loans under a Rollover TSA contract, the enhanced death benefit for an annuitant age 45 would be calculated as follows:

End of Contract Year	Account Value	6% Roll-Up to age 85 benefit base	Annual Ratchet to age 85 benefit base
1	$109,200	$106,000(2)	$109,200(3)
2	$120,120	$112,360(2)	$120,120(3)
3	$134,534	$119,102(2)	$134,534(3)
4	$107,628	$126,248(1)	$134,534(4)
5	$118,390	$133,823(1)	$134,534(4)
6	$132,597	$141,852(1)	$134,534(4)
7	$132,597	$150,363(1)	$134,534(4)

The account values for contract years 1 through 7 are based on hypothetical rates of return of 5.00%, 10.00%, 12.00%, (20.00)%, 10.00%, 12.00% and 0.00%. We are using these rates solely to illustrate how the benefit is determined. The return rates bear no relationship to past or future investment results.

6% Roll-Up to age 85

(1)	At the end of contract years 4 through 7, the 6% Roll-Up to age 85 enhanced death benefit is greater than the current account value.

(2)	At the end of contract years 1 through 3, the 6% Roll-Up to age 85 enhanced death benefit is equal to the current account value.

Annual Ratchet to age 85

(3)	At the end of contract years 1 through 3, the Annual Ratchet to age 85 enhanced death benefit is equal to the current account value.

(4)

At the end of contract years 4 through 7, the death benefit is equal to the Annual Ratchet to age 85 enhanced death benefit at the end of the prior year since it is higher than the current account value.

Greater of 6% Roll-Up to age 85 or the Annual Ratchet to age 85

The enhanced death benefit under this option for each year shown is the greater of the amounts shown under the 6% Roll-Up to age 85 or the Annual Ratchet to age 85.

IV-2

Appendix V: Hypothetical Illustrations

ILLUSTRATION OF ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED MINIMUM BENEFITS

The following tables illustrate the changes in account value, cash value and the values of the “Greater of 6% Roll-Up to age 85 or the Annual Ratchet to age 85” Guaranteed minimum death benefit, the Protection PlusSM benefit and the Guaranteed minimum income benefit under certain hypothetical circumstances for Accumulator®, Accumulator® PlusSM, Accumulator® EliteSM, and Accumulator® SelectSM contracts, respectively. The table illustrates the operation of a contract based on a male, issue age 60, who makes a single $100,000 contribution to variable investment options that roll-up at 6% only and takes no withdrawals. The amounts shown are for the beginning of each contract year and assume that all of the account value is invested in Portfolios that achieve investment returns at constant gross annual rates of 0% and 6% (i.e., before any investment management fees, 12b-1 fees or other expenses are deducted from the underlying portfolio assets). After the deduction of the arithmetic average of the investment management fees, 12b-1 fees and other expenses of all of the underlying Portfolios (as described below), the corresponding net annual rates of return would be (2.20)% and 3.80% for the Accumulator® contracts; (2.45)% and 3.55% for Accumulator® PlusSM contracts; (2.60)% and 3.40% for Accumulator® EliteSM contracts; and (2.65)% and 3.35% for Accumulator® SelectSM contracts at the 0% and 6% gross annual rates, respectively. These net annual rates of return reflect the trust and separate account level charges but they do not reflect the charges we deduct from your account value annually for the optional Guaranteed minimum death benefit, Protection PlusSM benefit and the Guaranteed minimum income benefit features, as well as the annual administrative charge. If the net annual rates of return did reflect these charges, the net annual rates of return would be lower; however, the values shown in the following tables reflect the following contract charges: the “Greater of 6% Roll-Up to age 85 or the Annual Ratchet to age 85” Guaranteed minimum death benefit charge, the Protection PlusSM benefit charge, and the Guaranteed minimum income benefit charge and any applicable administrative charge and withdrawal charge. The values shown under “Lifetime annual guaranteed minimum income benefit” reflect the lifetime income that would be guaranteed if the Guaranteed minimum income benefit is selected at that contract date anniversary. An “N/A” in these columns indicates that the benefit is not exercisable in that year. A “0” under any of the death benefit and/or “Lifetime annual guaranteed minimum income benefit” columns indicates that the contract has terminated due to insufficient account value. However, the Guaranteed minimum income benefit has been automatically exercised and the owner is receiving lifetime payments.

With respect to fees and expenses deducted from assets of the underlying portfolios, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of 0.44%, and (2) an assumed average asset charge for all other expenses of the underlying portfolios equivalent to an effective annual rate of 0.26% and (3) 12b-1 fees equivalent to an effective annual rate of 0.25%. These rates are the arithmetic average for all Portfolios that are available as investment options. In other words, they are based on the hypothetical assumption that account values are allocated equally among the variable investment options. The actual rates associated with any contract will vary depending upon the actual allocation of account value among the investment options. These rates do not reflect expense limitation arrangements in effect with respect to certain of the underlying portfolios as described in the footnotes to the fee table for the underlying portfolios in “Fee table” earlier in this Prospectus. With these arrangements, the charges shown above would be lower. This would result in higher values than those shown in the following tables.

Because your circumstances will no doubt differ from those in the illustrations that follow, values under your contract will differ, in most cases substantially. Upon request, we will furnish you with a personalized illustration.

Variable deferred annuity

Accumulator®

$100,000 Single contribution and no withdrawals

Male, issue age 60

Benefits:

Greater of 6% Roll-up to age 85 or the Annual Ratchet to age 85 Guaranteed minimum death benefit

Protection PlusSM

Guaranteed minimum income benefit

Age	Contract Year	Account Value		Cash Value		Greater of 6% Roll-up to age 85 or the Annual Ratchet to age 85 Guaranteed Minimum Death Benefit		Total Death Benefit with Protection PlusSM		Lifetime Annual Guaranteed Minimum Income Benefit: Guaranteed Income		Lifetime Annual Guaranteed Minimum Income Benefit: Hypothetical Income
		0%	6%	0%	6%	0%	6%	0%	6%	0%	6%	0%	6%
60	0	100,000	100,000	93,000	93,000	100,000	100,000	100,000	100,000	N/A	N/A	N/A	N/A
61	1	96,133	102,112	89,133	95,112	106,000	106,000	108,400	108,400	N/A	N/A	N/A	N/A
62	2	92,284	104,216	85,284	97,216	112,360	112,360	117,304	117,304	N/A	N/A	N/A	N/A
63	3	88,449	106,309	82,449	100,309	119,102	119,102	126,742	126,742	N/A	N/A	N/A	N/A
64	4	84,623	108,385	78,623	102,385	126,248	126,248	136,747	136,747	N/A	N/A	N/A	N/A
65	5	80,798	110,437	75,798	105,437	133,823	133,823	147,352	147,352	N/A	N/A	N/A	N/A
66	6	76,971	112,459	73,971	109,459	141,852	141,852	158,593	158,593	N/A	N/A	N/A	N/A
67	7	73,135	114,444	72,135	113,444	150,363	150,363	170,508	170,508	N/A	N/A	N/A	N/A
68	8	69,283	116,385	69,283	116,385	159,385	159,385	183,139	183,139	N/A	N/A	N/A	N/A
69	9	65,410	118,273	65,410	118,273	168,948	168,948	196,527	196,527	N/A	N/A	N/A	N/A
70	10	61,508	120,099	61,508	120,099	179,085	179,085	210,719	210,719	10,584	10,584	10,584	10,584
75	15	41,267	127,933	41,267	127,933	239,656	239,656	295,518	295,518	15,362	15,362	15,362	15,362
80	20	19,075	132,382	19,075	132,382	320,714	320,714	408,999	408,999	21,841	21,841	21,841	21,841
85	25	0	131,190	0	131,190	0	429,187	0	517,472	0	39,700	0	39,700
90	30	0	141,546	0	141,546	0	429,187	0	517,472	N/A	N/A	N/A	N/A
95	35	0	153,807	0	153,807	0	429,187	0	517,472	N/A	N/A	N/A	N/A

The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The account value, cash value and guaranteed benefits for a policy would be different from the ones shown if the actual gross rate of investment return averaged 0% or 6% over a period of years, but also fluctuated above or below the average for individual policy years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.

Variable Deferred Annuity

Accumulator® PlusSM

$100,000 Single contribution and no withdrawals

Male, issue age 60

Benefits:

Greater of 6% Roll-Up to age 85 or the Annual Ratchet to age 85 Guaranteed minimum death benefit

Protection Plus

Guaranteed minimum income benefit

Age	Contract Year	Account Value		Cash Value		Greater of 6% Roll-Up to age 85 or the Annual Ratchet to age 85 Guaranteed Minimum Death Benefit		Total Death Benefit with Protection Plus		Lifetime Annual Guaranteed Minimum Income Benefit Guaranteed Income		Lifetime Annual Guaranteed Minimum Income Benefit Hypothetical Income
		0%	6%	0%	6%	0%	6%	0%	6%	0%	6%	0%	6%
60	0	104,000	104,000	96,000	96,000	100,000	100,000	100,000	100,000	N/A	N/A	N/A	N/A
61	1	99,772	105,990	91,772	97,990	106,000	106,000	108,400	108,400	N/A	N/A	N/A	N/A
62	2	95,582	107,964	87,582	99,964	112,360	112,360	117,304	117,304	N/A	N/A	N/A	N/A
63	3	91,425	109,917	84,425	102,917	119,102	119,102	126,742	126,742	N/A	N/A	N/A	N/A
64	4	87,295	111,842	80,295	104,842	126,248	126,248	136,747	136,747	N/A	N/A	N/A	N/A
65	5	83,186	113,735	77,186	107,735	133,823	133,823	147,352	147,352	N/A	N/A	N/A	N/A
66	6	79,091	115,587	74,091	110,587	141,852	141,852	158,593	158,593	N/A	N/A	N/A	N/A
67	7	75,003	117,392	71,003	113,392	150,363	150,363	170,508	170,508	N/A	N/A	N/A	N/A
68	8	70,917	119,141	67,917	116,141	159,385	159,385	183,139	183,139	N/A	N/A	N/A	N/A
69	9	66,826	120,827	66,826	120,827	168,948	168,948	196,527	196,527	N/A	N/A	N/A	N/A
70	10	62,722	122,440	62,722	122,440	179,085	179,085	210,719	210,719	10,584	10,584	10,584	10,584
75	15	41,692	129,034	41,692	129,034	239,656	239,656	295,518	295,518	15,362	15,362	15,362	15,362
80	20	19,063	131,944	19,063	131,944	320,714	320,714	408,999	408,999	21,841	21,841	21,841	21,841
85	25	0	128,920	0	128,920	0	429,187	0	517,472	0	39,700	0	39,700
90	30	0	137,096	0	137,096	0	429,187	0	517,472	N/A	N/A	N/A	N/A
95	35	0	146,661	0	146,661	0	429,187	0	517,472	N/A	N/A	N/A	N/A

The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The account value, cash value and guaranteed benefits for a contract would be different from the ones shown if the actual gross rate of investment return averaged 0% or 6% over a period of years, but also fluctuated above or below the average for individual contract years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.

Variable Deferred Annuity

Accumulator® EliteSM

$100,000 single contribution and no withdrawals

Male, issue age 60

Benefits:

Greater of 6% Roll-Up or the Annual Ratchet to age 85 Guaranteed minimum death benefit

Protection Plus

Guaranteed minimum income benefit

Age	Contract Year	Account Value		Cash Value		Greater of 6% Roll-Up to age 85 or the Annual Ratchet to age 85 Guaranteed Minimum Death Benefit		Total Death Benefit with Protection Plus		Lifetime Annual Guaranteed Minimum Income Benefit: Guaranteed Income		Lifetime Annual Guaranteed Minimum Income Benefit: Hypothetical Income
		0%	6%	0%	6%	0%	6%	0%	6%	0%	6%	0%	6%
60	0	100,000	100,000	92,000	92,000	100,000	100,000	100,000	100,000	N/A	N/A	N/A	N/A
61	1	95,734	101,713	87,734	93,713	106,000	106,000	108,400	108,400	N/A	N/A	N/A	N/A
62	2	91,514	103,399	84,514	96,399	112,360	112,360	117,304	117,304	N/A	N/A	N/A	N/A
63	3	87,334	105,051	81,334	99,051	119,102	119,102	126,742	126,742	N/A	N/A	N/A	N/A
64	4	83,188	106,665	78,188	101,665	126,248	126,248	136,747	136,747	N/A	N/A	N/A	N/A
65	5	79,068	108,233	79,068	108,233	133,823	133,823	147,352	147,352	N/A	N/A	N/A	N/A
66	6	74,970	109,748	74,970	109,748	141,852	141,852	158,593	158,593	N/A	N/A	N/A	N/A
67	7	70,886	111,202	70,886	111,202	150,363	150,363	170,508	170,508	N/A	N/A	N/A	N/A
68	8	66,809	112,589	66,809	112,589	159,385	159,385	183,139	183,139	N/A	N/A	N/A	N/A
69	9	62,732	113,897	62,732	113,897	168,948	168,948	196,527	196,527	N/A	N/A	N/A	N/A
70	10	58,648	115,119	58,648	115,119	179,085	179,085	210,719	210,719	10,584	10,584	10,584	10,584
75	15	37,774	119,537	37,774	119,537	239,656	239,656	295,518	295,518	15,362	15,362	15,362	15,362
80	20	15,459	119,877	15,459	119,877	320,714	320,714	408,999	408,999	21,841	21,841	21,841	21,841
85	25	0	113,861	0	113,861	0	429,187	0	517,472	0	39,700	0	39,700
90	30	0	118,559	0	118,559	0	429,187	0	517,472	N/A	N/A	N/A	N/A
95	35	0	124,014	0	124,014	0	429,187	0	517,472	N/A	N/A	N/A	N/A

The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The account value, cash value and guaranteed benefits for a contract would be different from the ones shown if the actual gross rate of investment return averaged 0% or 6% over a period of years, but also fluctuated above or below the average for individual contract years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.

Variable deferred annuity

Accumulator® SelectSM

$100,000 Single contribution and no withdrawals

Male, issue age 60

Benefits:

Greater of 6% Roll-Up to age 85 or the Annual Ratchet to age 85 Guaranteed minimum death benefit

Protection Plus

Guaranteed minimum income benefit

Age	Contract Year	Account Value		Cash Value		Greater of 6% Roll-Up to age 85 or the Annual Ratchet to age 85 Guaranteed Minimum Death Benefit		Total Death Benefit with Protection Plus		Lifetime Annual Guaranteed Minimum Income Benefit: Guaranteed Income		Lifetime Annual Guaranteed Minimum Income Benefit: Hypothetical Income
		0%	6%	0%	6%	0%	6%	0%	6%	0%	6%	0%	6%
60	0	100,000	100,000	100,000	100,000	100,000	100,000	100,000	100,000	N/A	N/A	N/A	N/A
61	1	95,684	101,663	95,684	101,663	106,000	106,000	108,400	108,400	N/A	N/A	N/A	N/A
62	2	91,418	103,297	91,418	103,297	112,360	112,360	117,304	117,304	N/A	N/A	N/A	N/A
63	3	87,195	104,895	87,195	104,895	119,102	119,102	126,742	126,742	N/A	N/A	N/A	N/A
64	4	83,009	106,451	83,009	106,451	126,248	126,248	136,747	136,747	N/A	N/A	N/A	N/A
65	5	78,854	107,959	78,854	107,959	133,823	133,823	147,352	147,352	N/A	N/A	N/A	N/A
66	6	74,723	109,412	74,723	109,412	141,852	141,852	158,593	158,593	N/A	N/A	N/A	N/A
67	7	70,608	110,802	70,608	110,802	150,363	150,363	170,508	170,508	N/A	N/A	N/A	N/A
68	8	66,504	112,121	66,504	112,121	159,385	159,385	183,139	183,139	N/A	N/A	N/A	N/A
69	9	62,403	113,360	62,403	113,360	168,948	168,948	196,527	196,527	N/A	N/A	N/A	N/A
70	10	58,299	114,509	58,299	114,509	179,085	179,085	210,719	210,719	10,584	10,584	10,584	10,584
75	15	37,355	118,520	37,355	118,520	239,656	239,656	295,518	295,518	15,362	15,362	15,362	15,362
80	20	15,032	118,382	15,032	118,382	320,714	320,714	408,999	408,999	21,841	21,841	21,841	21,841
85	25	0	111,816	0	111,816	0	429,187	0	517,472	0	39,700	0	39,700
90	30	0	115,884	0	115,884	0	429,187	0	517,472	N/A	N/A	N/A	N/A
95	35	0	120,596	0	120,596	0	429,187	0	517,472	N/A	N/A	N/A	N/A

The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The account value, cash value and guaranteed benefits for a contract would be different from the ones shown if the actual gross rate of investment return averaged 0% or 6% over a period of years, but also fluctuated above or below the average for individual contract years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.

Appendix VI: Guaranteed principal benefit example

For purposes of these examples, we assume that there is an initial contribution of $100,000, made to the contract on February 15, 2020. We also assume that no additional contributions, no transfers among options and no withdrawals from the contract are made. For GPB Option 1, the example also assumes that a 10 year fixed maturity option is chosen. The hypothetical gross rates of return with respect to amounts allocated to the variable investment options are 0%, 6% and 10%. The numbers below reflect the deduction of all applicable separate account and contract charges, and also reflect the charge for GPB Option 2. Also, for any given performance of your variable investment options, GPB Option 1 produces higher account values than GPB Option 2 unless investment performance has been significantly positive. The examples should not be considered a representation of past or future expenses. Similarly, the annual rates of return assumed in the example are not an estimate or guarantee of future investment performance. GPB Options 1 and 2 were only available at issue. The dates in the example are provided for illustrative purposes only.

For Accumulator® contracts:

	Assuming 100% in FMO	Under GPB Option 1	Under GPB Option 2			Assuming 100% in variable investment options
Amount allocated to FMO on February 14, 2020 based upon a 3.10% rate to maturity	100,000	73,670		40,000		—
Initial account value allocated to the variable investment options on February 14, 2020	0	26,330		60,000		100,000
Account value in the fixed maturity option on February 14, 2030	135,736	100,000		54,294		0
Annuity account value (computed by adding together the value at the maturity date of the applicable fixed maturity option plus the value of amounts in the variable investment options on February 14, 2030, assuming a 0% gross rate of return)	135,736	120,715	100,000		(1)	78,674
Annuity account value (computed by adding together the value at the maturity date of the applicable fixed maturity option plus the value of amounts in the variable investment options on February 14, 2030, assuming a 6% gross rate of return)	135,736	137,610		133,094	(2)	142,842
Annuity account value (computed by adding together the value at the maturity date of the applicable fixed maturity option plus the value of amounts in the variable investment options on February 14, 2030, assuming a 10% gross rate of return)	135,736	154,927		170,101	(2)	208,609
(1)	Since the annuity account value is less than the altenate benefit under GPB Option 2, the annuity account value is adjusted upward to the guaranteed amount or an increase of $2,961 in this example
(2)	Since the annuity account value is greater than the alternate benefit under GPB Option 2, GPB Option 2 will not affect the annuity account value.

VI-1

For Accumulator® PlusSM contracts:

	Assuming 100% in fixed maturity option	Under GPB Option 1	Under GPB Option 2		Assuming 100% in variable investment options
Amount allocated to FMO on February 14, 2020 based upon a 3.10% rate to maturity	104,000	76,617	41,600		—
Initial account value allocated to the variable investment options on February 14, 2020	0	27,383	62,400		104,000
Account value in the fixed maturity option on February 14, 2030	141,166	104,000	56,466		0
Annuity account value (computed by adding together the value at the maturity date of the applicable fixed maturity option plus the value of amounts in the variable investment options on February 14, 2030, assuming a 0% gross rate of return)	141,166	124,998	100,000	(1)	79,750
Annuity account value (computed by adding together the value at the maturity date of the applicable fixed maturity option plus the value of amounts in the variable investment options on February 14, 2030, assuming a 6% gross rate of return)	141,166	142,181	136,425	(2)	145,010
Annuity account value (computed by adding together the value at the maturity date of the applicable fixed maturity option plus the value of amounts in the variable investment options on February 14, 2030, assuming a 10% gross rate of return)	141,166	159,811	174,097	(2)	211,967
(1)	Since the annuity account value is less than the altenate benefit under GPB Option 2, the annuity account value is adjusted upward to the guaranteed amount or an increase of $192 in this example
(2)	Since the annuity account value is greater than the alternate benefit under GPB Option 2, GPB Option 2 will not affect the annuity account value.

For Accumulator® EliteSM contracts

	Assuming 100% in fixed maturity option	Under GPB Option 1	Under GPB Option 2		Assuming 100% in variable investment options
Amount allocated to FMO on February 14, 2020 based upon a 3.10% rate to maturity	100,000	73,670	40,000		—
Initial account value allocated to the variable investment options on February 14, 2020	0	26,330	60,000		100,000
Account value in the fixed maturity option on February 14, 2030	135,736	100,000	54,294		0
Annuity account value (computed by adding together the value at the maturity date of the applicable fixed maturity option plus the value of amounts in the variable investment options on February 14, 2030, assuming a 0% gross rate of return)	135,736	119,882	100,000	(1)	75,510
Annuity account value (computed by adding together the value at the maturity date of the applicable fixed maturity option plus the value of amounts in the variable investment options on February 14, 2030, assuming a 6% gross rate of return)	135,736	136,183	130,048	(2)	137,423
Annuity account value (computed by adding together the value at the maturity date of the applicable fixed maturity option plus the value of amounts in the variable investment options on February 14, 2030, assuming a 10% gross rate of return)	135,736	152,919	165,808	(2)	200,985
(1)	Since the annuity account value is less than the altenate benefit under GPB Option 2, the annuity account value is adjusted upward to the guaranteed amount or an increase of $4,687 in this example
(2)	Since the annuity account value is greater than the alternate benefit under GPB Option 2, GPB Option 2 will not affect the annuity account value.

VI-2

For Accumulator® SelectSM contracts:

	Assuming 100% in FMO	Under GPB Option 1	Under GPB Option 2		Assuming 100% in variable investment options
Amount allocated to FMO on February 14, 2020 based upon a 3.10% rate to maturity	100,000	73,670	40,000		—
Initial account value allocated to the variable investment options on February 14, 2020	0	26,330	60,000		100,000
Account value in the fixed maturity option on February 14, 2030	135,736	100,000	54,294		0
Annuity account value (computed by adding together the value at the maturity date of the applicable fixed maturity option plus the value of amounts in the variable investment options on February 14, 2030, assuming a 0% gross rate of return)	135,736	119,780	100,000	(1)	75,122
Annuity account value (computed by adding together the value at the maturity date of the applicable fixed maturity option plus the value of amounts in the variable investment options on February 14, 2030, assuming a 6% gross rate of return)	135,736	136,009	129,675	(2)	136,759
Annuity account value (computed by adding together the value at the maturity date of the applicable fixed maturity option plus the value of amounts in the variable investment options on February 14, 2030, assuming a 10% gross rate of return)	135,736	152,673	165,281	(2)	200,050
(1)	Since the annuity account value is less than the altenate benefit under GPB Option 2, the annuity account value is adjusted upward to the guaranteed amount or an increase of $4,904 in this example
(2)	Since the annuity account value is greater than the alternate benefit under GPB Option 2, GPB Option 2 will not affect the annuity account value.

VI-3

Appendix VII: Protection PlusSM example

The following illustrates the calculation of a death benefit that includes Protection Plus for an annuitant age 45. The example assumes a contribution of $100,000 and no additional contributions. Where noted, a single withdrawal in the amount shown is also assumed. If you purchased your contract after approximately September 2003, the example shown in the second and third columns apply. For all other contract owners, the example in the last two columns apply. The calculation is as follows:

		No Withdrawal	$3000 withdrawal	$6000 withdrawal	$3000 withdrawal - Pro rata Treatment	$6000 withdrawal - Pro rata Treatment
A	Initial Contribution	100,000	100,000	100,000	100,000	100,000
B	Death Benefit: prior to withdrawal.(1)	104,000	104,000	104,000	104,000	104,000
C	Protection Plus Earnings: Death Benefit less net contributions (prior to the withdrawal in D). B minus A.	4,000	4,000	4,000	N/A	N/A
D	Withdrawal	0	3,000	6,000	3,000	6,000
E	Withdrawal % as a % of AV (assuming Death Benefit = AV) greater of D divided by B	0.00%	N/A	N/A	2.88%	5.77%
F	Excess of the withdrawal over the Protection Plus earnings greater of D minus C or zero	0	0	2,000	N/A	N/A
G	Net Contributions (adjusted for the withdrawal in D) A reduced for E or F	100,000	100,000	98,000	97,115	94,231
H	Death Benefit (adjusted for the withdrawal in D) B minus D	104,000	101,000	98,000	101,000	98,000
I	Death Benefit less Net Contributions H minus G	4,000	1,000	0	3,885	3,769
J	Protection Plus Factor	40%	40%	40%	40%	40%
K	Protection Plus Benefit I times J	1,600	400	0	1,554	1,508
L	Death Benefit: Including Protection Plus H plus K	105,600	101,400	98,000	102,554	99,508
(1)	The Death Benefit is the greater of the Account Value or any applicable death benefit

VII-1

Appendix VIII: State contract availability and/or variations of certain features and benefits

Certain information is provided for historical purposes only. The contracts are no longer available to new purchasers. In addition, except as described below, we no longer accept contributions to the contracts, including contributions made through our automatic investment program. Contributions received at our processing office will be returned to you. This change has no effect on amounts that are already invested in your contract or on your guaranteed benefits.

We currently continue to accept contributions to: (i) QP contracts; and (ii) all contracts issued in the state of Maryland. Information regarding contributions in this section is for the benefit of contract owners currently eligible to continue making contributions to the contracts.

The following information is a summary of the states where the Accumulator® Series contracts or certain features and/or benefits are either not available as of the date of this Prospectus or vary from the contract’s features and benefits as previously described in this Prospectus. Certain features and/or benefits may have been approved in your state after your contract was issued and can not be added. Please contact your financial professional for more information about availability in your state. See also the “Contract Variations” appendix later in this Prospectus for information about the availability of certain features and their charges, if applicable, under your contract.

States where certain Accumulator® SeriesSM features and/or benefits are not available or vary:

State	Features and Benefits	Availability or Variation
California	See “Contract features and benefits”—”Your right to cancel within a certain number of days”	If you reside in the state of California and you are age 60 and older at the time the contract is issued, you may return your variable annuity contract within 30 days from the date that you receive it and receive a refund as described below.

If you allocate your entire initial contribution to the money market account (and/or guaranteed interest option, if available), the amount of your refund will be equal to your contribution, unless you make a transfer, in which case the amount of your refund will be equal to your account value on the date we receive your request to cancel at our processing office. This amount could be less than your initial contribution. If you allocate any portion of your initial contribution to the variable investment options (other than the money market account) and/or fixed maturity options, your refund will be equal to your account value on the date we receive your request to cancel at our processing office.
Florida	See “Your right to cancel within a certain number of days” in “Contract features and benefits”	If you reside in the state of Florida and you are age 65 or older at the time the contract is issued, you may cancel your variable annuity contract and return it to us within 21 days from the date that you receive it. You will receive an unconditional refund equal to the cash surrender value provided in the annuity contract, plus any fees or charges deducted from the contributions or imposed under the contract.

If you reside in the state of Florida and you are age 64 or younger at the time the contract is issued, you may cancel your variable annuity contract and return it to us within 14 days from the date that you receive it. You will receive an unconditional refund equal to your contributions, including any contract fees or charges.

VIII-1

State	Features and Benefits	Availability or Variation
Florida (continued)	See “Contract features and benefits” in “Credits” (For Accumulator® Plus contracts only)	The following information replaces the second bullet to the final set of bullets in this section:

•   You may annuitize your contract after thirteen months, however, if you elect to receive annuity payments within five years of the contract date, we will recover the credit that applies to any contribution made in that five years. If you start receiving annuity payments after five years from the contract date and within three years of making any contribution, we will recover the credit that applies to any contribution made within the prior three years.

	See “Transfers of ownership, collateral assignments, loans and borrowing” in “More information”	The second paragraph in this section is deleted.
Illinois	See “Contract features and benefits” in “Credits” (for Accumulator® Plus contracts only)	The following information replaces the second bullet to the final set of bullets in this section:

You may annuitize your contract after thirteen months, however, if you elect to receive annuity payments within five years of the contract date, we will recover the credit that applies to any contribution made in that five years. If you start receiving annuity payments after five years from the contract date and within three years of making any contribution, we will recover the credit that applies to any contribution made within the prior three years.

	See “Selecting an annuity payout option” under “Your annuity payout options“ in “Accessing Your Money”	Annuity payments may be elected twelve months from the contract date.
Maryland	Fixed maturity options	Not Available

	Guaranteed principal benefit option 1 and Guaranteed principal benefit option 2	Not Available
Massachusetts	Automatic investment program	Not Available

	Annual administrative charge	The annual administrative charge will not be deducted from amounts allocated to the Guaranteed interest option.

	See “How you can purchase and contribute to your contract” in “Contract features and benefits” and “Appendix XI” (for Accumulator®, Accumulator® PlusSM, and Accumulator® EliteSM contracts only)	Additional contributions are limited to the first two years after the contract issue date only.

	See “Disability, terminal illness, or confinement to nursing home” under “Withdrawal charge” in “Charges and expenses” (for Accumulator®, Accumulator® PlusSM, and Accumulator® EliteSM contracts only)	This section is deleted in its entirety.
Minnesota	See “Principal ProtectorSM “ in “Contract features and benefits” and “Beneficiary continuation option” in “Payment of death benefit”	Principal ProtectorSM is discontinued if the Beneficiary continuation option is elected.
New York	Greater of the 6% Roll-Up or Annual Ratchet Guaranteed minimum death benefit	Not Available (you have a choice of the standard death benefit or the Annual Ratchet to age 85 guaranteed minimum death benefit), as described earlier in this Prospectus.

	Guaranteed minimum death benefit/guaranteed minimum income benefit roll-up benefit base reset	Not Available

VIII-2

State	Features and Benefits	Availability or Variation

New York (continued)	Guaranteed minimum income benefit no lapse guarantee (for Accumulator® PlusSM, Accumulator® EliteSM, and Accumulator® SelectSM contracts only)	Not Available
	Principal ProtectorSM	Not Available

	Protection PlusSM	Not Available

	Fixed maturity options (for Accumulator® PlusSM contracts only)	Not Available

	Guaranteed principal benefit option 1 and Guaranteed principal benefit option 2 (for Accumulator® PlusSM contracts only)	Not Available

	“Indication of Intent” (for Accumulator® PlusSM contracts only)	The “Indication of Intent” approach to first year contributions in connection with the contribution crediting rate is not available.

	See “Contract features and benefits” in “Credits”(for Accumulator® PlusSM contracts only)	The following information is added as the third bullet to the final set of bullets in this section:

•  Where annuity payments may begin after the first contract year, if you elect to receive annuity payments, we will not recover the credit on any contributions. See “The amount applied to purchase an annuity payout option” in “Accessing your money” later in the Prospectus for more information on the effect of annuitization in New York.

	See “Effect of your account value falling to zero” in “Determining your contract’s value”	If your account value in the variable investment options is insufficient to pay the annual administrative charge, or the Annual Ratchet to age 85 death benefit charge, and you have no account value in the guaranteed interest option, your contract will terminate without value, and you will lose any applicable benefits. See “Charges and expenses” earlier in this Prospectus.

	See “Annuity maturity date” in “Accessing your money” (for Accumulator® PlusSM contracts only)	Your contract has a maturity date by which you must either take a lump sum withdrawal or select an annuity payout option. The maturity date is the contract date that follows the annuitant’s 90th birthday.

	See “Annuity maturity date” in “Accessing your money” (for Accumulator®, Accumulator® EliteSM, and Accumulator® SelectSM contracts only)	The maturity date by which you must take a lump sum withdrawal or select an annuity payout option is as follows:

Issue age	Maximum Annuitization age
0-80	90
81	91
82	92
83	93
84	94
85	95

Please see this section earlier in this Prospectus for more information.

VIII-3

State	Features and Benefits	Availability or Variation
New York (continued)	See “Charges and expenses” (for Accumulator® and Accumulator® EliteSM contracts only)	With regard to the Annual administrative, Annual Ratchet to age 85 death benefit, Guaranteed principal benefit option 2 and Guaranteed minimum income benefit charges, respectively, we will deduct the related charge, as follows for each: we will deduct the charge from your value in the variable investment options on a pro rata basis. If those amounts are insufficient, we will deduct all or a portion of the charge from the fixed maturity options (other than the Special 10 year fixed maturity option) in the order of the earliest maturity date(s) first. If such fixed maturity option amounts are insufficient, we will deduct all or a portion of the charge from the account for special dollar cost averaging (not available if the Guaranteed principal benefit option is elected). If such amounts are still insufficient, we will deduct any remaining portion from the Special 10 year fixed maturity option. If the contract is surrendered or annuitized or a death benefit is paid, we will deduct a pro rata portion of the charge for that year. A market value adjustment will apply to deductions from the fixed maturity options (including the Special 10 year fixed maturity option).

Deductions from the fixed maturity options (including the Special 10 year fixed maturity option) cannot cause the credited net interest for the contract year to fall below 1.5%.

With regard to the Annual administrative, either enhanced death benefit and the Guaranteed minimum income benefit charges only, if your account value in the variable investment options and the fixed maturity options is insufficient to pay the applicable charge, and you have no account value in the guaranteed interest option, your contract will terminate without value and you will lose any applicable guaranteed benefits. Please see “Effect of your account value falling to zero” in “Determining your contract’s value” earlier in this Prospectus.

	See “Charges and expenses” (for Accumulator® PlusSM contracts only)	With regard to the Annual administrative, Annual Ratchet to age 85 death benefit and Guaranteed minimum income benefit charges, respectively, we will deduct the related charge, as follows for each: we will deduct this charge from your value in the variable investment options on a pro rata basis. If the contract is surrendered or annuitized or a death benefit is paid, we will deduct a pro rata portion of the charge for that year.

If your account value in the variable investment options is insufficient to pay the applicable charge, and you have no account value in the guaranteed interest option, your contract will terminate without value and you will lose any applicable guaranteed benefits. Please see “Effect of your account value falling to zero” in “Determining your contract’s value” earlier in this Prospectus.

VIII-4

State	Features and Benefits	Availability or Variation
New York (continued)	See “Charges and expenses” (for Accumulator® SelectSM contracts only)	With regard to the Annual administrative, Annual Ratchet to age 85 death benefit, Guaranteed principal benefit option 2 and Guaranteed minimum income benefit charges, respectively, we will deduct the related charge, as follows for each: we will deduct the charge from your value in the variable investment options on a pro rata basis. If those amounts are insufficient, we will deduct all or a portion of the charge from the fixed maturity options (other than the Special 10 year fixed maturity option) in the order of the earliest maturity date(s) first. If such amounts are still insufficient, we will deduct any remaining portion from the Special 10 year fixed maturity option (if applicable). If the contract is surrendered or annuitized or a death benefit is paid, we will deduct a pro rata portion of the charge for that year. A market value adjustment will apply to deductions from the fixed maturity options (including the Special 10 year fixed maturity option).

Deductions from the fixed maturity options (including the Special 10 year fixed maturity option) cannot cause the credited net interest for the contract year to fall below 1.5%.

With regard to the Annual administrative, and either enhanced death benefit charge only, if your account value in the variable investment options and the fixed maturity options is insufficient to pay the applicable charge, and you have no account value in the guaranteed interest option, your contract will terminate without value and you will lose any applicable guaranteed benefits. Please see “Effect of your account value falling to zero” in “Determining your contract’s value” earlier in this Prospectus.

	See “Contract features and benefits”—“Self directed allocation” (for Accumulator® contracts issued from approximately February 2004 to February 2009 only).	No more than 25% of any contribution may be allocated to the guaranteed interest option.

	See “Transferring your account value” in “Transferring your money among investment options” (for Accumulator® contracts issued from approximately February 2004 to February 2009 only).	The following information is added as the sixth and seventh bullets in this section:

•   In all contract years, a transfer into the guaranteed interest option will not be permitted if such transfer would result in more than 25% of the annuity account value being allocated to the guaranteed interest option, based on the annuity account value as of the previous business day.

	See “Rebalancing your account value” in “Transferring your money among investment options” (for Accumulator® contracts issued from approximately February 2004 to February 2009 only).	Under Option II, transfers into the Guaranteed interest option are not permitted if they violate the transfer rules.

VIII-5

State	Features and Benefits	Availability or Variation

New York (continued)	See “The amount applied to purchase an annuity payout option” in “Accessing your money” (for Accumulator® contracts only)	For fixed annuity period certain payout options only, the amount applied to the annuity benefit is the greater of the cash value or 95% of what the account value would be if no withdrawal charge applied.

	See “The amount applied to purchase an annuity payout option” in “Accessing your money” (for Accumulator® SelectSM contracts only)	The amount applied to purchase an annuity payout option varies, depending on the payout option that you choose, and the timing of your purchase as it relates to any market value adjustments.

	Fixed maturity options — withdrawal charges (for Accumulator® contracts only)	The withdrawal charge that applies to withdrawals taken from amounts in the fixed maturity options will never exceed 7% and will be determined by applying the New York Alternate Scale I shown below. If you withdraw amounts that have been transferred from one fixed maturity option to another, we use the New York Alternate Scale II (also shown below) if it produces a higher charge than Alternate Scale I.

The withdrawal charge may not exceed the withdrawal charge that would normally apply to the contract. If a contribution has been in the contract for more than 7 years and therefore would have no withdrawal charge, no withdrawal charge will apply. Use of a New York Alternate Scale can only result in a lower charge. We will compare the result of applying Alternate Scale I or II, as the case may be, to the result of applying the normal withdrawal charge, and will charge the lower withdrawal charge.

NY Alternate Scale I		NY Alternate Scale II
Year of investment in fixed maturity option(1)		Year of transfer within fixed maturity option*
Within year 1	7%	Within year 1	5%
2	6%	2	4%
3	5%	3	3%
4	4%	4	2%
5	3%	5	1%
6	2%	After year 5	0
7	1%
After year 7	0%	Not to exceed 1% times the number of years remaining in the fixed maturity option, rounded to the higher number of years. In other words, if 4.3 years remain, it would be a 5% charge.

(1) Measured from the contract date anniversary prior to the date of the contribution or transfer

If you take a withdrawal from an investment option other than the fixed maturity options, the amount available for withdrawal without a withdrawal charge is reduced. It will be reduced by the amount of the contribution in the fixed maturity options to which no withdrawal charge applies.

VIII-6

State	Features and Benefits	Availability or Variation
New York (continued)		You should consider that on the maturity date of a fixed maturity option if we have not received your instructions for allocation of your maturity value, we will transfer your maturity value to the fixed maturity option with the shortest available maturity. If we are not offering other fixed maturity options, we will transfer your maturity value to the EQ/Money Market option.

The potential for lower withdrawal charges for withdrawals from the fixed maturity options and the potential for a lower “free withdrawal amount” than what would normally apply, should be taken into account when deciding whether to allocate amounts to, or transfer amounts to or from, the fixed maturity options.
	Fixed maturity options — withdrawal charges (for Accumulator® EliteSM contracts only)	The withdrawal charge that applies to withdrawals taken from amounts in the fixed maturity options will never exceed 7% and will be determined by applying the New York Alternate Scale I shown below. If you withdraw amounts that have been transferred from one fixed maturity option to another, we use the New York Alternate Scale II (also shown below) if it produces a higher charge than Alternate Scale I.
The withdrawal charge may not exceed the withdrawal charge that would normally apply to the contract. If a contribution has been in the contract for more than 4 years and therefore would have no withdrawal charge, no withdrawal charge will apply. Use of a New York Alternate Scale can only result in a lower charge. We will compare the result of applying Alternate Scale I or II, as the case may be, to the result of applying the normal withdrawal charge, and will charge the lower withdrawal charge.

NY Alternate Scale I		NY Alternate Scale II
Year of investment in fixed maturity option(1)		Year of transfer within fixed maturity option*
Within year 1	7%	Within year 1	5%
2	6%	2	4%
3	5%	3	3%
4	4%	4	2%
After year 5	0%	After year 5	0%

Not to exceed 1% times the number of years remaining in the fixed maturity option, rounded to the higher number of years. In other words, if 4.3 years remain, it would be a 5% charge.

(1) Measured from the contract date anniversary prior to the date of the contribution or transfer.

VIII-7

State	Features and Benefits	Availability or Variation

New York (continued)

If you take a withdrawal from an investment option other than the fixed maturity options, the amount available for withdrawal without a withdrawal charge is reduced. It will be reduced by the amount of the contribution in the fixed maturity options to which no withdrawal charge applies.

You should consider that on the maturity date of a fixed maturity option if we have not received your instructions for allocation of your maturity value, we will transfer your maturity value to the fixed maturity option with the shortest available maturity. If we are not offering other fixed maturity options, we will transfer your maturity value to the EQ/Money Market option.

The potential for lower withdrawal charges for withdrawals from the fixed maturity options and the potential for a lower “free withdrawal amount” than what would normally apply, should be taken into account when deciding whether to allocate amounts to, or transfer amounts to or from, the fixed maturity options.
Oregon	Fixed maturity options (For Accumulator® and Accumulator® PlusSM contracts only)	Not Available

	Guaranteed principal benefit option 1 and Guaranteed principal benefit option 2 (For Accumulator®, Accumulator® PlusSM, and Accumulator® EliteSM contracts only)	Not Available

See “How you can purchase and contribute to your contract” in “Contract features and benefits” and “Appendix XI”(For Accumulator®, Accumulator® PlusSM, and Accumulator® EliteSM contracts only)

•   Subsequent contributions are not permitted. This is a single premium product.

•   Section 1035 exchanges, rollovers, multiple assignments and/or transfers are permitted provided that all documentation is complete and received with the application.

	See “Credits” in “Contract features and benefits” (for Accumulator® PlusSM contracts only)	For Oregon contracts with a five year reset and/or no lapse guarantee, the credit is included in the calculation of your guaranteed minimum income benefit and guaranteed minimum death benefit.
	See “Indication of intent” in “Contract features and benefits” (for Accumulator® PlusSM contracts only)	Since Oregon does not permit additional contributions, the indication of intent approach to first year contributions is applicable in Oregon only to the extent that all necessary documentation for multiple transfers and/or exchanges is complete and received with the application.

	See “Lifetime required minimum distribution withdrawals” in “Accessing your money” (for Accumulator® PlusSM contracts only)	We will not impose a withdrawal charge on minimum distribution withdrawals even if you are not enrolled in our automatic RMD service except if, when added to a partial withdrawal previously taken in the same contract year, the minimum distribution withdrawals exceed the 10% free withdrawal amount. Such minimum distribution withdrawals must be based solely on your Accumulator® PlusSM contract’s account value.

VIII-8

State	Features and Benefits	Availability or Variation
Oregon (continued)	See “Selecting an annuity payout option” in “Accessing your money” (for Accumulator®, Accumulator® PlusSM, and Accumulator® EliteSM contracts only)	The annuity commencement date may not be earlier than four years from the contract issue date for Accumulator® EliteSM contracts, seven years for Accumulator® contracts, and eight years for Accumulator® PlusSM contracts.

	See “Disability, terminal illness, or confinement to nursing home” under “Withdrawal charge” in “Charges and expenses” (for Accumulator®, Accumulator® PlusSM, and Accumulator® EliteSM contracts only)	Item (i) is deleted in its entirety.

	See “Transfers of ownership, collateral assignments, loans and borrowing” in “More information” (for Accumulator® PlusSM contracts only)	The second paragraph in this section is deleted.

	See “Lifetime required minimum distribution withdrawals” in “Accessing your money”	We generally will not impose a withdrawal charge on minimum distribution withdrawals even if you are not enrolled in our automatic RMD service except if, when added to a lump sum withdrawal previously taken in the same contract year, the minimum distribution withdrawals exceed the 10% free withdrawal amount. In order to avoid a withdrawal charge in connection with minimum distribution withdrawals outside of our automatic RMD service, you must notify us using our request form. Such minimum distribution withdrawals must be based solely on your contract’s account value.
	See “We require that the following types of communications be on specific forms we provide for that purpose:” in “The Company” (for Accumulator®, Accumulator® PlusSM, and Accumulator® EliteSM contracts only)	The following is added: (20) requests for required minimum distributions, other than pursuant to our automatic RMD service.

	Flexible Premium IRA and Flexible Premium Roth IRA (for Accumulator® contracts only)	Not Available

	Automatic Investment Program for Accumulator® and Accumulator® Elite contracts only	Not Available

	See “Special dollar cost averaging program” in “Contract Features and Benefits”for Accumulator® and Accumulator® Elite contracts only	The special dollar cost averaging program may only be selected at the time of application.

Pennsylvania	Contributions	Your contract refers to contributions as premiums.
	Contribution age limitations (for Accumulator® contracts only)	The following contribution limits apply:
		Issue age	Maximum Contribution age
		0-75	79
		76	80
		77	81
		78-80	82
		81-83	84
		84	85
		85	86

VIII-9

State	Features and Benefits	Availability or Variation

Pennsylvania (continued)	Contribution age limitations (for Accumulator® PlusSM contracts only)	The following contribution limits apply:
		Issue age	Maximum Contribution age
		0-75	77
		76	78
		77	79
		78-80	80
	Contribution age limitations (for Accumulator® EliteSM contracts only)	The following contribution limits apply:
		Issue age	Maximum contribution age
		0-75	82
		76	83
		77	84
		78-80	85
		81-85	87

	Contribution age limitations (for Accumulator® SelectSM contracts only	If the annuitant was 0-75 at contract issue, the maximum contribution age is 85.

	See “Annuity maturity date” in “Accessing your money” (for Accumulator®, Accumulator® EliteSM, and Accumulator® SelectSM contracts only)	The maturity date by which you must take a lump sum withdrawal or select an annuity payout option is as follows:
		Issue age	Maximum annuitization age
		0-75	85
		76	86
		77	87
		78-80	88
		81-85	90

See “Annuity maturity date” in “Accessing your money” (for Accumulator® PlusSM contracts only)	The maturity date by which you must take a lump sum withdrawal or select an annuity payout option is as follows:

Issue age	Maximum Annuitization age
0-75	85
76	86
77	87
78-80	88

Loans under Rollover TSA contracts	Taking a loan in excess of the Internal Revenue Code limits may result in adverse tax consequences. Please consult your tax adviser before taking a loan that exceeds the Internal Revenue Code limits.

Special dollar cost averaging program (for Accumulator® and Accumulator® EliteSM contracts only)	In Pennsylvania, we refer to this program as “enhanced rate dollar cost averaging.”

Withdrawal charge schedule for issue ages 84 and 85 (for Accumulator® contracts only)	For annuitants that are ages 84 and 85 when the contract is issued in Pennsylvania, the withdrawal charge will be computed in the same manner as for other contracts as described in “Charges and expenses” under “Withdrawal charge” earlier in this Prospectus, except that the withdrawal charge schedule will be different. For these contracts, the withdrawal charge schedule will be 5% of each contribution made in the first contract year, decreasing by 1% each subsequent contract year to 0% in the sixth and later contract years.

VIII-10

State	Features and Benefits	Availability or Variation
Puerto Rico	IRA, Roth IRA, Inherited IRA (for Accumulator®, Accumulator ® EliteSM, and Accumulator® SelectSM contracts), QP and Rollover TSA contracts	Not Available

	Beneficiary continuation option (IRA)	Not Available

	Tax Information — Special rules for NQ contracts	Income from NQ contracts we issue is U.S. source. A Puerto Rico resident is subject to U.S. taxation on such U.S. source income. Only Puerto Rico source income of Puerto Rico residents is excludable from U.S. taxation. Income from NQ contracts is also subject to Puerto Rico tax. The calculation of the taxable portion of amounts distributed from a contract may differ in the two jurisdictions. Therefore, you might have to file both U.S. and Puerto Rico tax returns, showing different amounts of income from the contract for each tax return. Puerto Rico generally provides a credit against Puerto Rico tax for U.S. tax paid. Depending on your personal situation and the timing of the different tax liabilities, you may not be able to take full advantage of this credit.

We require owners or beneficiaries of annuity contracts in Puerto Rico which are not individuals to document their status to avoid 30% FATCA withholding from U.S.-source income.
Texas	See “Annual administrative charge” in “Charges and expenses”	The annual administrative charge will not be deducted from amounts allocated to the Guaranteed interest option.
Utah	See “Transfers of ownership, collateral assignments, loans and borrowing” in “More information”	The second paragraph in this section is deleted.
Vermont	Loans under Rollover TSA contracts	Taking a loan in excess of the Internal Revenue Code limits may result in adverse tax consequences. Please consult your tax adviser before taking a loan that exceeds the Internal Revenue Code limits.
Washington	Guaranteed interest option (for contracts issued from approximately December 2004 to December 2006)	Not Available

	Investment simplifier — Fixed-dollar option and Interest sweep option	Not Available

	Fixed maturity options	Not Available

	Guaranteed Principal Benefit Options 1 and 2	Not Available

	Protection PlusSM	Not Available

	See “Guaranteed minimum death benefit” in “Contract features and benefits”	You have a choice of the standard death benefit, the Annual Ratchet to age 85 enhanced death benefit, or the Greater of 4% Roll-Up to age 85 or the Annual Ratchet to age 85 enhanced death benefit.

	See “Annual administrative charge” in “Charges and expenses”	The annual administrative charge will be deducted from the value in the variable investment options on a pro rata basis.

	See “Withdrawal charge” in “Charges and expenses” (for Accumulator®, Accumulator® PlusSM, and Accumulator® EliteSM contracts only)	The 10% free withdrawal amount applies to full surrenders.

VIII-11

State	Features and Benefits	Availability or Variation

Washington (continued)	See “Disability, terminal illness, or confinement to nursing home” under “Withdrawal charge” in “Charges and expenses” (for Accumulator®, Accumulator® PlusSM, and Accumulator® EliteSM contracts only)	The annuitant has qualified to receive Social Security disability benefits as certified by the Social Security Administration or a statement from an independent U.S. licensed physician stating that the annuitant meets the definition of total disability for at least 6 continuous months prior to the notice of claim. Such disability must be re-certified every 12 months.
	Special dollar cost averaging program (for contracts issued from approximately December 2004 to December 2006) (for Accumulator® and Accumulator® EliteSM contracts only)	• Available only at issue. • Subsequent contributions cannot be used to elect new programs. You may make subsequent contributions to the initial programs while they are still running.

VIII-12

Appendix IX: Contract Variations

The contracts described in this Prospectus are no longer sold. You should note that your contract’s options, features and charges may vary from what is described in this Prospectus depending on the approximate date on which you purchased your contract. The contract may have been available in your state past the approximate end date indicated below. You may not change your contract or its features after issue. This Appendix reflects contract variations that differ from what is described in this Prospectus but may have been in effect at the time your contract was issued. If you purchased your contract during the “Approximate Time Period” below, the noted variation may apply to you.

In addition, options and/or features may vary among states in light of applicable regulations or state approvals. Any such state variations are generally not included here but instead included in Appendix VIII earlier in this section. For more information about state variations applicable to you, as well as particular features, charges and options available under your contract based upon when you purchased it, please contact your financial professional and/or refer to your contract.

Approximate Time Period	Feature/Benefit	Variation

April 1, 2002-April 4, 2002 (for Accumulator® SelectSM contracts only)	Types of contracts	QP defined contribution contracts were available.

April 2002-May 2002 (for Accumulator® SelectSM contracts only)	See “Transferring your account value” in “Transferring your money among investment options”	The fifth bullet is deleted in its entirety.

April 4, 2002-June 2002 (for Accumulator® SelectSM contracts only)	Owner and annuitant requirements	Non-Natural owners are not permitted.
April 2002-December 2003	We require that a specific form that we provide be used for certain types of communications.	Authorization for telephone transfers by your financial professional are available only for contracts distributed through Equitable Distributors.
April 2002-November 2002 (for Accumulator®, Accumulator® EliteSM, and Accumulator® Select contracts only)	Inherited IRA beneficiary Continuation contract	Unavailable — accordingly, all references in this Prospectus to “Inherited IRA beneficiary Continuation contract” are deleted in their entirety.
April 2002-February 2003	Guaranteed minimum income benefit	The fee for this benefit was 0.45%

	Annual Ratchet to age 85	The fee for this benefit was 0.20%

	6% Roll-Up to age 85	The fee for this benefit was 0.35%

	The Greater of 6% Roll-Up to age 85 of the Annual Ratchet to age 85	The fee for this benefit was 0.45%

April 2002-July 2003 (for Accumulator® PlusSM and Accumulator® EliteSM contracts only)	Guaranteed interest option	No limitations regarding allocations or transfers into the guaranteed interest account

	See “Transferring your account value” in “Transferring your money among investment options”	The fourth bullet is deleted in its entirety.
April 2002-August 2003 (for Accumulator® contracts only)	Annuitant issue age	Ages 86-90. For contracts with an annuitant who was age 86-90 at issue, the following apply: (1) standard death benefit only was available, and (2) no withdrawal charge applies.

Approximate Time Period	Feature/Benefit	Variation
April 2002-September 2003	The guaranteed principal benefits	GPB 2 — unavailable

GPB 1 known as Principal assurance

GPB 1 is available with both systematic and substantially equal withdrawals

GPB 1 is available with guaranteed minimum income benefit

	Spousal protection	Unavailable — accordingly, all references in this Prospectus to “Spousal protection” are deleted in their entirety.

	Maximum contributions	The maximum contributions permitted under all Accumulator series contracts with the same owner or annuitant is $1,500,000.

	Guaranteed minimum death benefit maximum issue age	84 for Accumulator® contracts (not including Flexible premium IRA, Inherited IRA and QP contracts); 80 for Accumulator® PlusSM contracts (not including QP contracts); 84 for Accumulator® EliteSM contracts (not including QP or Inherited IRA contacts); 84 for Accumulator® SelectSM contracts

	Protection Plus	The maximum issue age for this benefit was 79.

For issue ages 71–79, the applicable death benefit will be multiplied by 25%.

In calculating the death benefit, contributions are decreased for withdrawals on a pro rata basis.

Charges we deduct from your variable investment options expressed as an annual percentage of daily net assets and Administrative charge (for Accumulator® contracts only)	Mortality and expense risks Administrative Distribution Total Separate account annual expenses	0.75% 0.25% 0.20% 1.20%

Charges we deduct from your variable investment options expressed as an annual percentage of daily net assets and Administrative charge (for Accumulator® Accumulator® PlusSM, and Accumulator® EliteSM contracts only)

	Mortality and expense risks Administrative Distribution Total Separate account annual expenses	0.90% 0.25% 0.25% 1.40%

Charges we deduct from your variable investment options expressed as an annual percentage of daily net assets and Administrative charge (for Accumulator® EliteSM contracts only)	Mortality and expense risks Administrative Distribution Total Separate account annual expenses	1.10% 0.25% 0.25% 1.60%

Guaranteed option charges	If the contract is surrendered or annuitized or the death benefit is paid on a date other than the contract date anniversary, we will not deduct a pro rata portion of the charge for any applicable guaranteed benefit.

Approximate Time Period	Feature/Benefit	Variation

	Withdrawals treated as surrenders	We will not treat a withdrawal that results in a cash value of less than $500 as a request for a surrender. We will not terminate your contract if you do not make contributions for three contract years.

	Guaranteed minimum income benefit option	Subject to state availability, this option guarantees you a minimum amount of fixed income under your choice of a life annuity fixed payout option or an Income Manager® level payment life with a period certain payout option.

		Known as the Living Benefit.
	Credits (for Accumulator® PlusSM contracts only)	First year total contributions Breakpoints	Credit Percentage applied to contributions
		Less than $250,000	4%
		$250,000-$999,999.99	5%
		$1 million or more	6%

Partial withdrawals	For Accumulator® and Accumulator® PlusSM contracts, your free withdrawal amount is 15%. For Accumulator® EliteSM contracts, partial withdrawals will be subject to a withdrawal charge if they exceed the 15% free withdrawal amount.

Systematic withdrawals	Your systematic withdrawal may not exceed 1.20% (monthly), 3.60% (quarterly) or 15% (annually) of account value.

Guaranteed optional benefits (for Accumulator® PlusSM contracts only)	In calculating any guaranteed optional benefit base, any applicable credit is included.

How withdrawals (and transfers out of the Special 10 year fixed maturity option) affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Guaranteed principal benefit option 2	If you take a withdrawal(s) up to 6% of your benefit base during a contract year, your benefit base will be reduced on a dollar-for-dollar basis on the Guaranteed minimum income benefit and the Guaranteed minimum death benefit (including the Greater of 6% Roll-Up to age 85 and the Annual Ratchet to age 85 enhanced death benefit). Once a withdrawal is taken that causes the sum of withdrawals in a contract year to exceed 6% of your benefit base, each guaranteed benefit base will then be reduced pro rata.

Successor owner and annuitant: Guaranteed minimum death benefit	If your surviving spouse decides to continue the contract, the Guaranteed minimum death benefit will continue as follows:

•   If the original owner/annuitant was age 84 or younger at death, the Guaranteed minimum death benefit continues based upon the option that was elected by the original owner/annuitant and will continue to grow according to its terms until the contract date anniversary following the date the successor owner/annuitant reaches age 85.

Approximate Time Period	Feature/Benefit	Variation

•   If the original owner/annuitant was age 85 or older at death, we will reinstate the Guaranteed minimum death benefit that was elected by the original owner/annuitant. The benefit will continue to grow according to its terms until the contract date anniversary following the date the successor owner/annuitant reaches age 85.

•   If the successor owner/annuitant is age 85 or over on the date of the original owner/annuitant’s death, the Guaranteed Minimum Death Benefit will no longer grow, and we will no longer charge for the benefit.

April 2002-March 2004	Protection PlusSM benefit	For the State of Minnesota only: Unavailable — accordingly, all references in this Prospectus to “Protection PlusSM” are deleted in their entirety.
April 2002-July 2004	Principal ProtectorSM benefit	Unavailable — accordingly, all references in this Prospectus to “Principal Protector” are deleted in their entirety.
April 2002-December 2004	Termination of guaranteed benefits	Your guaranteed benefits will not automatically terminate if you change ownership of your NQ contract.

	Ownership Transfer of NQ	If you transfer ownership of your NQ contract, your guaranteed benefit options will not be automatically terminated.
April 2002-January 2005	No lapse guarantee	Unavailable.
April 2002-October 2005	Roll-Up benefit base reset	Unavailable.
April 2002-January 1, 2005	Guaranteed benefit lump sum payment option	Not available for contracts with an application sign date prior to January 1, 2005.
April 2002-March 2006 (for Accumulator® PlusSM contracts only)	Recovery of credit due to death within one year of contribution	Not applicable

	Net crediting	Not applicable
February 2003-September 2003	Annual Ratchet to age 85	The fee for this benefit was 0.30%

	6% Roll-Up to age 85	The fee for this benefit was 0.45%

	Guaranteed minimum income benefit	The fee for this benefit is 0.60%
September 2003-January 2004	For Accumulator®, Accumulator® EliteSM, and Accumulator® SelectSM contracts only, guaranteed minimum income benefit and, for the Accumulator® series contracts, greater of the 6% Roll-Up to age 85 or the Annual Ratchet to age 85 enhanced death benefit:

	Benefit base crediting rate	The effective annual interest credited to the applicable benefit base is 5%.(1) Accordingly, all references in this Prospectus to the “6% Roll-Up benefit base” are deleted in their entirety and replaced with “5% Roll-Up benefit base.”

Approximate Time Period	Feature/Benefit	Variation

	Fee table	Greater of the 5% Roll-Up to age 85 or the Annual Ratchet to age 85 enhanced death benefit charge: 0.50%. For Accumulator®, Accumulator® EliteSM, and Accumulator® SelectSM contracts only, guaranteed minimum income benefit charge: 0.55%.(1)

	Effect of withdrawals on your Greater of the 5% Roll-Up to age 85 or the Annual Ratchet to age 85 enhanced death benefit	Withdrawals will reduce each of the benefit bases on a pro rata basis only.
September 2003-February 2004 (for the Guaranteed minimum income benefit) and January 2004-February 2005 (for the Greater of the 6% Roll-Up to age 85 or the Annual Ratchet to age 85 enhanced death benefit:) (for Accumulator®, Accumulator® PlusSM, and Accumulator® EliteSM contracts only)	How withdrawals affect your Guaranteed minimum income benefit and Greater of the 6% Roll-Up to age 85 or the Annual Ratchet to age 85 enhanced death benefit:	In calculating whether your withdrawal will reduce your Roll-Up benefit base portion of your Guaranteed minimum income benefit base on a pro rata or dollar-for-dollar basis, withdrawal charges will be included in the withdrawal amount.
September 2003-February 2009	6% Roll-Up to age 85 enhanced death benefit	Unavailable — accordingly, all references to this feature are deleted in their entirety.
January 2004-February 2009	Greater of 5% Roll-Up to age 85 or the Annual Ratchet to age 85 enhanced death benefit	Unavailable — accordingly, all references to this feature are deleted in their entirety.
October 2005-October 2007 (Oregon Accumulator® Plus contracts only)	Guaranteed minimum death benefit/Guaranteed minimum income benefit roll-up benefit base reset	Available for contracts issued from approximately October 1, 2005 to October 22, 2007 only.

January 2005-October 2007 (Oregon Accumulator® Plus contracts only)	Guaranteed minimum income benefit no lapse guarantee	Available for contracts issued from approximately January 1, 2005 to October 22, 2007 only.
(1)

Contract owners who elected the Guaranteed minimum income benefit and/or the Greater of the 5% Roll-Up to age 85 or the Annual Ratchet to age 85 enhanced death benefit had a limited opportunity to change to the new versions of these benefits, as they are described in “Contract features and benefits” and “Accessing your money,” earlier in this Prospectus.

Appendix X: Tax-sheltered annuity contracts (TSAs)

We no longer accept contributions to the contracts. Please see “How you can contribute to your contract” under “Contract features and benefits” earlier in this Prospectus for more information.

General; Final Regulations under Section 403(b)

This Appendix reflects our current understanding of some of the special federal income tax rules applicable to annuity contracts used to fund employer plans under Section 403(b) of the Internal Revenue Code. We refer to these contracts as “403(b) annuity contracts” or “Tax Sheltered Annuity” contracts (“TSAs”). The discussion in this Appendix generally assumes that a TSA has 403(b) contract status or qualifies as a 403(b) contract. In 2007, the IRS and the Treasury Department published final Treasury Regulations under Section 403(b) of the Code (“2007 Regulations”). As a result, there are significant revisions to the establishment and operation of plans and arrangements under Section 403(b) of the Code, and the contracts issued to fund such plans. The 2007 Regulations raise a number of questions as to the effect of the 2007 Regulations on TSAs issued prior to the effective date of the 2007 Regulations. The IRS has issued guidance intended to clarify some of these questions, and may issue further guidance in future years. Due to the Internal Revenue Service and Treasury regulatory changes in 2007 which became fully effective on January 1, 2009, contracts issued prior to September 25, 2007 which qualified as 403(b) contracts under the rules at the time of issue may lose their status as 403(b) contracts or have the availability of transactions under the contract restricted as of January 1, 2009 unless the individual’s employer or the individual take certain actions. Please consult your tax adviser regarding the effect of these rules (which may vary depending on the owner’s employment status, plan participation status, and when and how the contract was acquired) on your personal situation.

Employer plan requirement.  The thrust of the 2007 Regulations is to eliminate informal Section 403(b) arrangements with minimal or diffuse employer oversight and to require employers purchasing annuity contracts for their employees under Section 403(b) of the Code to conform to other tax-favored, employer-based retirement plans with salary reduction contributions, such as Section 401(k) plans and governmental employer Section 457(b) plans. The 2007 Regulations require employers sponsoring 403(b) plans as of January 1, 2009, to have a written plan designating administrative responsibilities for various functions under the plan, and the plan in operation must conform to the plan terms.

Limitations on individual-initiated direct transfers.  The 2007 Regulations revoke Revenue Ruling 90-24 (“Rev. Rul. 90-24”), effective January 1, 2009. Prior to the 2007 Regulations, Rev. Rul. 90-24 had permitted individual-initiated, tax-free direct transfers of funds from one 403(b) annuity contract to another, without reportable taxable income to the individual, and with the characterization of funds in the contract remaining the same as under the prior contract. Under the 2007 Regulations and other IRS published guidance, direct transfers made after September 24, 2007 are permitted only with plan or employer approval as described below.

Contributions to the Accumulator® Series TSA contracts

We no longer accept contributions to TSA contracts. Contributions to an Accumulator® Series TSA contracts had been extremely limited. The Company had permitted Contributions to be made to an Accumulator® Series TSA contract only where the Company is an “approved vendor” under an employer’s 403(b) plan. That is, some or all of the participants in the employer’s 403(b) plan are currently contributing to a non-Accumulator 403(b) annuity contract issued by us. The Company and the employer must have agreed to share information with respect to the Accumulator® Series TSA contract and other funding vehicles under the plan.

The Company did not accept employer-remitted contributions. The Company did not accept contributions of after-tax funds, including designated Roth contributions to the Accumulator® Series TSA contracts. We had accepted contributions of pre-tax funds only with documentation satisfactory to us of employer or its designee or plan approval of the transaction. Previously, contributions must have been made in the form of a direct transfer of funds from one 403(b) plan to another, a contract exchange under the same plan, or a direct rollover from another eligible retirement plan.

Distributions from TSAs

General.  Generally, after the 2007 Regulations, employer or plan administrator consent is required for loan, withdrawal or distribution transactions under a 403(b) annuity contract. Processing of a requested transaction will not be completed until the information required to process the transaction is received from the employer or its designee. This information will be transmitted as a result of an information sharing agreement between the Company and the employer sponsoring the plan.

Withdrawal restrictions.  The Company treats all amounts under an Accumulator® Series Rollover TSA contract as not eligible for withdrawal until:

•	the owner is severed from employment with the employer who provided the funds used to purchase the TSA contract;

•	the owner dies; or

•	the plan under which the Accumulator® Series TSA contract is purchased is terminated.

Tax treatment of distributions.  Amounts held under TSA contracts are generally not subject to federal income tax until benefits are distributed. Distributions include withdrawals from your TSA contract and annuity payments from your TSA contract. Death benefits paid to a beneficiary are also taxable distributions. Unless an exception applies, amounts distributed from TSA contracts are includible in gross income as ordinary income. Distributions from TSA contracts may be subject to 20% federal income tax withholding described under “Tax withholding and information reporting” in the “Tax information” section of the Prospectus. In addition, TSA contract distributions may be subject to additional tax penalties.

If you have made after-tax contributions, you will have a tax basis in your TSA contract, which will be recovered tax-free. Since the Company does not accept after-tax funds to an Accumulator® Series Rollover TSA contract, we do not track your investment in the TSA contract, if any. We will report all distributions from this Rollover TSA contract as fully taxable. You will have to determine how much of the distribution is taxable.

Distributions before annuity payments begin.  On a total surrender, the amount received in excess of the investment in the contract is taxable. The amount of any partial distribution from a TSA contract prior to the annuity starting date is generally taxable, except to the extent that the distribution is treated as a withdrawal of after-tax contributions. Distributions are normally treated as pro rata withdrawals of any after-tax contributions and earnings on those contributions.

Annuity payments.  If you elect an annuity payout option, you will recover any investment in the TSA contract as each payment is received by dividing the investment in the TSA contract by an expected return determined under an IRS table prescribed for qualified annuities. The amount of each payment not excluded from income under this exclusion ratio is fully taxable. The full amount of the payments received after your investment in the TSA contract is recovered is fully taxable. If you (and your beneficiary under a joint and survivor annuity) die before recovering the full investment in the TSA contract, a deduction is allowed on your (or your beneficiary’s) final tax return.

Payments to a beneficiary after your death.  Death benefit distributions from a TSA contract generally receive the same tax treatment as distributions during your lifetime. In some instances, distributions from a TSA contract made to your surviving spouse may be rolled over to a traditional IRA or other eligible retirement plan. A surviving spouse might also be eligible to directly roll over a TSA contract death benefit to a Roth IRA in a taxable conversion rollover.

Effect of 2007 Regulations on loans from TSAs

As a result of the 2007 Regulations, loans are not available without employer or plan administrator approval. If loans are available, loan processing may be delayed pending receipt of information required to process the loan under an information sharing agreement. The processing of a loan request will not be completed until the information required to process the transaction is received from the employer or its designee. This information will be transmitted as a result of an information sharing agreement between the Company and the employer sponsoring the plan.

If loans are available:

Loans are generally not treated as a taxable distribution. If the amount of the loan exceeds permissible limits under federal income tax rules when made, the amount of the excess is treated (solely for tax purposes) as a taxable distribution. Additionally, if the loan is not repaid at least quarterly, amortizing (paying down) interest and principal, the amount not repaid when due will be treated as a taxable distribution. The entire unpaid balance of the loan is includable in income in the year of the default.

TSA loans are subject to federal income tax limits and may also be subject to the limits of the plan from which the funds came. Federal income tax rule requirements apply even if the plan is not subject to ERISA. For example, loans offered under TSA contracts are subject to the following conditions:

•	The amount of a loan to a participant, when combined with all other loans to the participant from all qualified plans of the employer, cannot exceed the lesser of:

(1)	the greater of $10,000 or 50% of the participant’s nonforfeitable accrued benefits; and

(2)	$50,000 reduced by the excess (if any) of the highest outstanding loan balance over the previous 12 months over the outstanding loan balance of plan loans on the date the loan was made.

•

In general, the term of the loan cannot exceed five years unless the loan is used to acquire the participant’s primary residence. Accumulator® Series Rollover TSA contracts have a term limit of ten years for loans used to acquire the participant’s primary residence.

•

All principal and interest must be amortized in substantially level payments over the term of the loan, with payments being made at least quarterly. In very limited circumstances, the repayment obligation may be temporarily suspended during a leave of absence.

The amount borrowed and not repaid may be treated as a distribution if:

•	the loan does not qualify under the conditions above;

•	the participant fails to repay the interest or principal when due; or

•	in some instances, the participant separates from service with the employer who provided the funds or the plan is terminated.

In this case, the participant may have to include the unpaid amount due as ordinary income. In addition, the 10% early distribution penalty tax may apply. The amount of the unpaid loan balance is reported to the IRS on Form 1099-R as a distribution. For purposes of calculating any subsequent loans which may be made under any plan of the same employer, a defaulted loan which has not been fully repaid is treated as still outstanding, even after the default has been reported to the IRS on Form 1099-R. The amount treated as still outstanding (which limits subsequent loans) includes interest accruing on the unpaid balance.

Tax-deferred rollovers and funding vehicle transfers.  You may roll over an “eligible rollover distribution” from a 403(b) annuity contract into another eligible retirement plan which agrees to accept the rollover. The rollover may be a direct rollover or one you do yourself within 60 days after you receive the distribution. To the extent rolled over, a distribution remains tax-deferred.

You may roll over a distribution from a 403(b) annuity contract to any of the following: another 403(b) plan funding vehicle, a qualified plan, a governmental employer 457(b) plan (separate accounting required) or a traditional IRA. A spousal beneficiary may also roll over death benefits as above. An Accumulator® Series IRA contract is not available for purchase by a non-spousal death beneficiary direct rollover.

Distributions from a 403(b) annuity contract can be rolled over to a Roth IRA. Such conversion rollover transactions are taxable. Any taxable portion of the amount rolled over will be taxed at the time of the rollover.

The taxable portion of most distributions will be eligible for rollover, except as specifically excluded under federal income tax rules. Distributions that you cannot roll over generally include periodic payments for life or for a period of 10 years or more, hardship withdrawals and required minimum distributions under federal income tax rules.

Direct transfers from one 403(b) annuity contract to another (whether under a plan-to-plan transfer, or contract exchange under the same 403(b) plan) are not distributions.

Required minimum distributions

The required minimum distribution rules applicable to 403(b) annuity contracts are generally the same as those applicable to traditional IRAs described in the “Tax information” section of the Prospectus with these differences:

When you have to take the first required minimum distribution. The minimum distribution rules force 403(b) plan participants to start calculating and taking annual distributions from their 403(b) annuity contracts by a required date. Generally, you must take the first required minimum distribution for the calendar year in which you turn age 72 (or age 70 1/2 if applicable). You may be able to delay the start of required minimum distributions for all or part of your account balance until after age 72 (or age 70 1/2 if applicable), as follows:

•

For 403(b) plan participants who have not retired from service with the employer maintaining the 403(b) plan by the calendar year the participant turns age 72 (or age 70 1/2 if applicable), the required beginning date for minimum distributions is extended to April 1 following the calendar year of retirement.

•

403(b) plan participants may also delay the start of required minimum distributions to age 75 for the portion of their account value attributable to their December 31, 1986 TSA contract account balance, even if retired at age 72 (or age 70 1/2 if applicable). We will know whether or not you qualify for this exception because it only applies to individuals who established their Accumulator® Series Rollover TSA contract by direct Revenue Ruling 90-24 transfer prior to September 25, 2007, or by a contract exchange or a plan-to-plan exchange approved under the employer’s plan after that date. If you do not give us the amount of your December 31, 1986, account balance that is being transferred to the Accumulator® Series Rollover TSA contract on the form used to establish the TSA contract, you do not qualify.

Spousal consent rules

Your employer told us on the form used to establish the TSA contract whether or not you need to get spousal consent for loans, withdrawals or other distributions. If you do, you will need such consent if you are married when you request a withdrawal under the TSA contract. In addition, unless you elect otherwise with the written consent of your spouse, the retirement benefits payable under the plan must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is payable for the life of the annuitant with a survivor annuity for the life of the spouse in an amount not less than one-half of the amount payable to the annuitant during his or her lifetime. In addition, if you are married, the beneficiary must be your spouse, unless your spouse consents in writing to the designation of another beneficiary.

If you are married and you die before annuity payments have begun, payments will be made to your surviving spouse in the form of a life annuity unless at the time of your death a contrary election was in effect. However, your surviving spouse may elect, before payments begin, to receive payments in any form permitted under the terms of the TSA contract and the plan of the employer who provided the funds for the TSA contract.

Early distribution penalty tax

A penalty tax of 10% of the taxable portion of a distribution applies to distributions from a TSA contract before you reach age 59 1/2. This is in addition to any income tax. There are exceptions to the extra penalty tax. Some of the available exceptions to the pre-age 59 1/2 penalty tax include distributions made:

•	on or after your death; or

•	because you are disabled (special federal income tax definition); or

•	under legislation enacted at the end of 2019, distributions made in connection with the birth or adoption of a child as specified in the Code; or

•	to pay for certain extraordinary medical expenses (special federal income tax definition); or

•	in any form of payout after you have separated from service (only if the separation occurs during or after the calendar year you reach age 55); or

•

in a payout in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy), or over the joint lives of you and your beneficiary (or your joint life expectancies) using an IRS-approved distribution method (only after you have separated from service at any age).

Appendix XI: Rules regarding contributions to your contract

With limited exceptions, we no longer accept contributions to the contracts. We currently continue to accept contributions to: (i) QP contracts; and (ii) all contracts, except TSA contracts, issued in the state of Maryland. Information regarding contributions in this section is for the benefit of contract owners currently eligible to continue making contributions to the contracts.

Contract Type	NQ
Issue Ages	• 0-85 (Accumulator®, Accumulator® EliteSM & Accumulator® SelectSM) • 0-80 (Accumulator® PlusSM)
Minimum additional contribution amount	• $500 • $100 monthly and $300 quarterly under our automatic investment program (additional)
Source of contributions	• After-tax money. • Paid to us by check or transfer of contract value in a tax-deferred exchange under Section 1035 of the Internal Revenue Code.
Limitations on contributions(1)

•   For annuitants up to age 83 at contract issue, no additional contributions may be made after attainment of age 84 or, if later, the first contract date anniversary. For annuitants age 84 or later at contract issue, additional contributions may be made up to one year from contract issue. (Accumulator®)

•   No additional contributions after attainment of age 87. (Accumulator® EliteSM)

•   No additional contributions may be made after attainment of age 86, or if later, the first contract date anniversary. (Accumulator® SelectSM)

•   No additional contributions may be made after attainment of age 81 or, if later, the first contract date anniversary. (Accumulator® PlusSM)

Contract Type	Rollover IRA
Issue Ages	• 20-85 (Accumulator®, Accumulator® EliteSM & Accumulator® SelectSM) • 20-80 (Accumulator® PlusSM )
Minimum additional contribution amount	• $50
Source of contributions

•   Eligible rollover distributions from 403(b) plans, qualified plans, and governmental employer 457(b) plans.

•   Rollovers from another traditional individual retirement arrangement.

•   Direct custodian-to-custodian transfers from another traditional individual retirement arrangement.

•   Regular IRA contributions.

•   Additional catch-up contributions.

Limitations on contributions(1)

•   For annuitants up to age 83 at contract issue, no additional contributions may be made after attainment of age 84 or, if later, the first contract date anniversary. For annuitants age 84 or later at contract issue, additional contributions may be made up to one year from contract issue. (Accumulator®)

•   No additional contributions after attainment of age 87. (Accumulator® EliteSM)

•   No additional contributions may be made after attainment of age 86, or, if later, the first contract date anniversary. (Accumulator® SelectSM)

•   No additional contributions after attainment of age 81 or, if later, the first contract date anniversary. (Accumulator® PlusSM)

•   Contributions made after lifetime required minimum distributions must start must be net of required minimum distributions.

•   Although we accept regular IRA contributions (limited to $6,000) under Rollover IRA contracts, we intend that the contract be used primarily for rollover and direct transfer contributions.

•   Additional catch-up contributions of up to $1,000 per calendar year where the owner is at least age 50 at any time during the calendar year for which the contribution is made.

(1)

Additional contributions may not be permitted under certain conditions in your state. Please see Appendix VIII earlier in this Prospectus to see if additional contributions are permitted in your state. If you are participating in a Principal guarantee benefit, contributions will only be permitted for the first six months after the contract is issued and no further contributions will be permitted for the life of the contract. For the Guaranteed withdrawal benefit for life option, additional contributions are not permitted after the later of: (i) the end of the first contract year, and (ii) the date you make your first withdrawal. In addition to the limitations described here, we also reserve the right to refuse to accept any contribution under the contract at any time.

Contract Type	Roth Conversion IRA
Issue Ages	• 20-85 (Accumulator®, Accumulator® EliteSM & Accumulator® SelectSM) • 20-80 (Accumulator® PlusSM)
Minimum additional contribution amount	• $50
Source of contributions

•  Rollovers from another Roth IRA.

•  Rollovers from a “designated Roth contribution account” under specified retirement plans.

•  Conversion rollovers from a traditional IRA or other eligible retirement plan.

•  Direct transfers from another Roth IRA.

•  Regular Roth IRA contributions.

•  Additional catch-up contributions.

Limitations on contributions(1)

•  For annuitants up to age 83 at contract issue, no additional contributions may be made after attainment of age 84 or, if later, the first contract date anniversary. For annuitants age 84 or later at contract issue, additional contributions may be made up to one year from contract issue. (Accumulator®)

•  No additional contributions after attainment of age 87. (Accumulator® EliteS)M)

•  No additional contributions may be made after attainment of age 86, or, if later, the first contract date anniversary. (Accumulator® SelectSM)

•  No additional contributions may be made after attainment of age 81 or, if later, the first contract date anniversary. (Accumulator® PlusSM)

•  Conversion rollovers after lifetime required minimum distributions must start from the traditional IRA or other eligible retirement plan which is the source of the conversion rollover must be net of any required minimum distributions.

•  Although we accept Roth IRA contributions (limited to $6,000) under Roth IRA contracts, we intend that the contract be used primarily for rollover and direct transfer contributions.

•  Additional catch-up contributions of up to $1,000 per calendar year where the owner is at least age 50 at any time during the calendar year for which the contribution is made.

Contract Type	Inherited IRA Beneficiary continuation contract (traditional IRA or Roth IRA)(2)
Issue Ages	• 0-70 (Accumulator®, Accumulator® EliteSM & Accumulator® SelectSM)
Minimum additional contribution amount	• $1,000
Source of contributions

•  Direct custodian-to-custodian transfers of your interest as a death beneficiary of the deceased owner’s traditional individual retirement arrangement or Roth IRA to an IRA of the same type.

•  Non-spousal beneficiary direct rollover contributions may be made to an Inherited IRA contract under specified circumstances from these “Applicable Plans”: qualified plans, 403(b) plans and governmental employer 457(b) plans.

Limitations on contributions(1)	• Any additional contributions must be from the same type of IRA of the same deceased owner.
Contract Type	QP
Issue Ages	• 20-75 (Accumulator® & Accumulator® EliteSM) • 20-70 (Accumulator® PlusSM)
Minimum additional contribution amount	• $500
Source of contributions

•  Only transfer contributions from other investments within an existing qualified plan trust.

•  The plan must be qualified under Section 401(a) of the Internal Revenue Code.

•  For 401(k) plans, transferred contributions may not include any after-tax contributions, including designated Roth contributions.

Limitations on contributions(1)

•  A separate QP contract must be established for each plan participant.

•  We do not accept regular on-going payroll contributions or contributions directly from the employer.

•  Only one additional transfer contribution may be made during a contract year.

•  No additional transfer contributions after the annuitant’s attainment of age 76 (age 71 under Accumulator® PlusSM contracts) or if later, the first contract date anniversary.

•  Contributions made after lifetime required minimum distributions must start must be net of any required minimum distributions.

See Appendix II earlier in this Prospectus for a discussion of purchase considerations of QP contracts.
(1)

Additional contributions may not be permitted under certain conditions in your state. Please see Appendix VIII earlier in this Prospectus to see if additional contributions are permitted in your state. If you are participating in a Principal guarantee benefit, contributions will only be permitted for the first six months after the contract is issued and no further contributions will be permitted for the life of the contract. In addition to the limitations described here, we also reserve the right to refuse to accept any contribution under the contract at any time.

(2)

Legislation enacted at the end of 2019 has changed key aspects of Inherited IRA contracts. We anticipate making changes in 2020 to our Inherited IRA contracts to reflect these legislative changes. We also may consider limiting the availability of Inherited IRA contracts to new purchasers pending the issuance of further guidance.

Contract Type	Flexible Premium IRA
Issue Ages	• 20-70 (Accumulator®)
Minimum additional contribution amount	• $50 • $50 monthly or quarterly under our automatic investment program (additional) (subject to tax maximums)
Source of contributions

•  Regular traditional IRA contributions.

•  Additional catch-up contributions.

•  Eligible rollover distributions from 403(b) plans, qualified plans, and governmental employer 457(b) plans.

•  Rollovers from another traditional individual retirement arrangement.

•  Direct custodian-to-custodian transfers from another traditional individual retirement arrangement.

Limitations on contributions(1)

•  Regular contributions may not exceed $6,000.

•  Additional catch-up contributions of up to $1,000 per calendar year where the owner is at least age 50 at any time during the calendar year for which the contribution is made.

•  Although we accept rollover and direct transfer contributions under the Flexible Premium IRA contract, we intend that the contract be used for ongoing regular contributions.

•  No additional contributions may be made after attainment of age 86.

•  Additional contributions made after lifetime required minimum distributions must start must be net of required minimum distributions.

Contract Type	Flexible Premium Roth IRA
Issue Ages	• 20-85 (Accumulator®)
Minimum additional contribution amount	• $50 • $50 monthly or quarterly under our automatic investment program (additional) (subject to tax maximums)
Source of contributions

•  Regular Roth IRA contributions.

•  Additional catch-up contributions.

•  Rollovers from another Roth IRA.

•  Rollovers from a ‘‘designated Roth contribution account’’ under specified retirement plans.

•  Conversion rollovers from a traditional IRA or other eligible retirement plan.

•  Direct transfers from another Roth IRA.

Limitations on contributions(1)

•  For annuitants up to age 83 at contract issue, no additional contributions may be made after attainment of age 84, or, if later, the first contract date anniversary.

•  For annuitants age 84 and older at contract issue, additional contributions may be made up to one year from contract issue.

•  Contributions are subject to income limits and other tax rules.

•  Regular Roth IRA contributions may not exceed $6,000.

•  Additional catch-up contributions of up to $1,000 per calendar year where the owner is at least age 50 at any time during the calendar year for which the contribution is made.

•  Although we accept rollover and direct transfer contributions under the Flexible Premium Roth IRA contract, we intend that the contract be used for ongoing regular Roth IRA contributions.

(1)

Additional contributions may not be permitted under certain conditions in your state. Please see Appendix VIII earlier in this Prospectus to see if additional contributions are permitted in your state. If you are participating in a Principal guarantee benefit, contributions will only be permitted for the first six months after the contract is issued and no further contributions will be permitted for the life of the contract. In addition to the limitations described here, we also reserve the right to refuse to accept any contribution under the contract at any time.

See “Tax information” earlier in this Prospectus for a more detailed discussion of sources of contributions and certain contribution limitations. For information on when contributions are credited under your contract see “Dates and prices at which contract events occur” in “More information” earlier in this Prospectus. Please review your contract for information on contribution limitations.

Appendix XII: Guaranteed benefit lump sum payment option hypothetical illustration

Example 1*. GMIB:

Assume the contract owner is a 75 year old male who elected the GMIB at contract issue. Further assume the GMIB benefit base is $100,000 and the account value fell to zero, either due to a withdrawal that was not an Excess withdrawal or due to a deduction of charges. If the no lapse guarantee remains in effect, the contract owner would receive one the following:

If the type of Annuity is1:	Then the annual payment amount would be:
A single life annuity	$7,764.13
A single life annuity with a maximum 10-year period certain	$6,406.96
A joint life annuity	$5,675.19
A joint life annuity with a maximum 10-year period certain	$5,561.69
1	These are the only annuity payout options available under the GMIB. Not all annuity payout options are available in all contract series.

In the alternative, the contract owner may elect to receive the Guaranteed Benefit Lump Sum Payment. The Guaranteed Benefit Lump Sum Payment would be equal to the following:

If the percentage of computed contract reserve is:	Then the Guaranteed Benefit Lump Sum Payment Amount would be:
50%	$35,397.46
60%	$42,476.95
70%	$49,556.45
80%	$56,635.94
90%	$63,715.43
*

These examples are hypothetical and are the result of a significant number of actuarial calculations using multiple market scenarios and many years of future projections. The results are for illustrative purposes and are not intended to represent your particular situation. Your guaranteed annual payments or Guaranteed Benefit Lump Sum Payment amount may be higher or lower than the amounts shown.

XII-1

Appendix XIII: New Guaranteed Withdrawal Benefit for Life

The information in this appendix is only applicable to contract holders who received and accepted an offer (the Conversion option) to convert their Guaranteed minimum income benefit into a guaranteed withdrawal benefit for life (New GWBL).

When you elected the Conversion option, we converted your Guaranteed minimum income benefit (the GMIB) into the New GWBL in return for terminating your GMIB and Guaranteed minimum death benefit (the GMDB) and accepting a modified death benefit (the Modified DB). The New GWBL and Modified DB are described below.

New Guaranteed withdrawal benefit for life

The New GWBL guarantees that you can take withdrawals up to a maximum amount per year (your “Guaranteed annual withdrawal amount”) without reducing your New GWBL benefit base. The New GWBL is currently only available to those owners who were eligible for and elected the Guaranteed Minimum Income Benefit to Guaranteed Withdrawal Benefit for Life Conversion Option. You may take withdrawals by electing one of our automated payment plans or by taking partial withdrawals. All withdrawals reduce your account value and may reduce your Modified DB. The restrictions on your choice of variable investment options due to your previous election of the GMIB will continue to apply after you convert to the New GWBL.

Please note:

•

If you plan to take withdrawals in excess of your Guaranteed annual withdrawal amount, those withdrawals may significantly reduce or eliminate the value of the benefit (see “Effect of New GWBL Excess withdrawals” below).

•	If you are using your contract to fund a charitable remainder trust, you will have to take certain distribution amounts. Those distributions may adversely impact the benefit.

For traditional IRA contracts, you may take your lifetime required minimum distributions (“RMDs”) without losing the value of the New GWBL benefit, provided you comply with the conditions described under “Lifetime required minimum distribution withdrawals” in “Effect of New GWBL Excess withdrawals” below, including utilizing our Automatic RMD service. If you do not expect to comply with these conditions, this benefit may have limited usefulness for you and you should consider whether it is appropriate. Please consult your tax adviser.

New GWBL benefit base

Your initial “New GWBL benefit base” is determined as of the Effective Date and will be equal to your GMIB benefit base as of that date.

If you decide to defer taking withdrawals, your New GWBL benefit base will roll up daily (the “GWBL Roll-Up”) at the same annual Roll-Up rate that applied to your GMIB benefit base prior to the Effective Date, until the earlier of the date of your first withdrawal or the contract date anniversary following the owner (or annuitant, depending on your contract) reaching age 85. Once you take your first withdrawal or beginning on the contract date anniversary following age 85, your New GWBL benefit base will no longer roll up.

Your New GWBL benefit base is not reduced by withdrawals, except those withdrawals that cause total withdrawals in a contract year to exceed your Guaranteed annual withdrawal amount (“New GWBL Excess withdrawal”). See “Effect of New GWBL Excess withdrawals” below.

Guaranteed annual withdrawal amount

Your initial Guaranteed annual withdrawal amount is equal to a percentage (the “New GWBL withdrawal percentage”) of your GMIB benefit base on the contract date anniversary prior to your acceptance of the conversion option.

Any withdrawals taken during the contract year in which you convert to the New GWBL but prior to the date your conversion option election becomes effective will count towards your initial Guaranteed annual withdrawal amount. This means that if the sum of those withdrawals exceeds your initial Guaranteed annual withdrawal amount, any withdrawals you take prior to your next contract date anniversary will be New GWBL Excess withdrawals.

In each subsequent contract year, your Guaranteed annual withdrawal amount is recalculated on your contract date anniversary, and is equal to the New GWBL withdrawal percentage of your New GWBL benefit base on that date.

The New GWBL withdrawal percentage that will apply to your contract will be two percentage points higher than the annual Roll-Up rate we currently apply to your GMIB benefit base. If your GMIB annual Roll-Up rate is 6.0%, your New GWBL withdrawal percentage will be 8.0%.

XIII-1

Beginning with the contract year following the year in which you elect the conversion option, the Guaranteed annual withdrawal amount is guaranteed never to decrease for each year in which your account value does not fall to zero and there are no New GWBL Excess withdrawals. We will also recalculate your Guaranteed annual withdrawal amount as of the date of any New GWBL Excess withdrawal, as described in “Effect of New GWBL excess withdrawals” below.

Your Guaranteed annual withdrawals are not cumulative from year to year. If you withdraw less than the Guaranteed annual withdrawal amount in any contract year, you may not add the remainder to your Guaranteed annual withdrawal amount in any subsequent year. The minimum withdrawal amount is generally $300.

Withdrawals will be taken pro rata from your investment options. See “How withdrawals are taken from your account value” in the “Accessing your money” section for more information.

The withdrawal charge, if applicable under your contract, is waived upon conversion to the New GWBL for all withdrawals going forward.

GWBL Roll-Up

By electing the New GWBL, you are eligible for the GWBL Roll-Up, whereby we will increase your benefit base by a percentage of your benefit base that is equal to the annual GMIB Roll-Up rate that applied to your GMIB. (Investment options that rolled up at 3.0% for purposes of calculating your GMIB benefit base will continue to do so for purposes of calculating your New GWBL benefit base.) The GWBL Roll-Up is calculated and added to your New GWBL benefit base each day until you make a withdrawal from your contract. Once you make a withdrawal, the GWBL Roll-Up will no longer apply. The GWBL Roll-Up will also no longer apply after the contract date anniversary following your 85th birthday, even if you have never taken a withdrawal.

Effect of New GWBL Excess withdrawals

A New GWBL Excess withdrawal is caused when you withdraw more than your Guaranteed annual withdrawal amount in any contract year. Once a withdrawal causes cumulative withdrawals in a contract year to exceed your Guaranteed annual withdrawal amount, the portion of that withdrawal that exceeds the Guaranteed annual withdrawal amount and the entire amount of each subsequent withdrawal in that contract year are considered New GWBL Excess withdrawals.

A New GWBL Excess withdrawal can cause a significant reduction in both your New GWBL benefit base and your Guaranteed annual withdrawal amount. If you make a New GWBL Excess withdrawal, we will recalculate your New GWBL benefit base and the Guaranteed annual withdrawal amount, as follows:

•

The New GWBL benefit base is reduced pro rata by the portion of withdrawal that exceeds the Guaranteed annual withdrawal amount as of the date of the New GWBL Excess withdrawal. Reduction on a pro rata basis means that we calculate the percentage of your current account value that is being withdrawn and we reduce the benefit base by the same percentage (as shown in the example below).

•	On your next contract date anniversary, your Guaranteed annual withdrawal amount is recalculated to equal the New GWBL withdrawal percentage multiplied by the recalculated New GWBL benefit base.

Please note that withdrawals in excess of your Guaranteed annual withdrawal amount may significantly reduce or eliminate the value of the New GWBL. If your account value is less than your New GWBL benefit base (due, for example, to negative market performance), a New GWBL Excess withdrawal, even one that is only slightly more than your Guaranteed annual withdrawal amount, can significantly reduce your New GWBL benefit base and the Guaranteed annual withdrawal amount.

Example: Assume your New GWBL benefit base is $100,000, your New GWBL withdrawal percentage is 8.0% and your account value is $80,000 when you decide to begin taking withdrawals at age 65. Your Guaranteed annual withdrawal amount is equal to $8,000 (8.0% of $100,000). If you take an initial withdrawal of $12,000:

•	$8,000 of this withdrawal represents your Guaranteed annual withdrawal amount.

•

$4,000 of this withdrawal is a New GWBL Excess withdrawal, which is equal to 5.0% of your account value of $80,000 immediately prior to the withdrawal. Your New GWBL benefit base is immediately reduced by $5,000 ($100,000 x 5.0%) to $95,000. In addition, your Guaranteed annual withdrawal amount beginning in the next contract year is reduced to $7,600 (8.0% x $95,000), instead of the original $8,000.

You should note that a New GWBL Excess withdrawal that reduces your account value to zero terminates the contract, including all benefits, without value. See “Effect of your account value falling to zero” later in this section.

Lifetime required minimum distribution withdrawals. In general, if you participate in our Automatic RMD service, an automatic withdrawal under that program will not cause a New GWBL Excess withdrawal, even if it exceeds your Guaranteed annual withdrawal amount.

XIII-2

If you elect either the Maximum payment plan or the Customized payment plan AND our Automatic RMD service, we will make an extra payment, if necessary, on each December 1st that will equal your lifetime required minimum distribution less all payments made through November 30th and any scheduled December payment. The combined automatic plan payments and lifetime required minimum distribution payment will not be treated as New GWBL Excess withdrawals, if applicable. However, if you take any partial withdrawals in addition to your lifetime required minimum distribution and automatic payment plan payments, your applicable automatic payment plan will be terminated. Also, the partial withdrawal may cause an New GWBL Excess withdrawal. You may enroll in the plan again at any time, but the scheduled payments will not resume until the next contract date anniversary. Further, your New GWBL benefit base and Guaranteed annual withdrawal amount may be reduced as described above.

If you elect our Automatic RMD service and elect to take your Guaranteed annual withdrawal amount in partial withdrawals without electing one of our available automatic payment plans, we will make a payment, if necessary, on each December 1st that will equal your required minimum distribution less all withdrawals made through November 30th. If prior to December 1st you make a partial withdrawal that exceeds your Guaranteed annual withdrawal amount, but not your RMD amount, that partial withdrawal will be treated as a New GWBL Excess withdrawal, as well as any subsequent partial withdrawals made during the same contract year. However, if by December 1st your withdrawals have not exceeded your RMD amount, the RMD payment we make to you will not be treated as a New GWBL Excess withdrawal.

Effect of your account value falling to zero

If your account value falls to zero due to a New GWBL Excess withdrawal, we will terminate your contract and you will receive no further payments or benefits. If a New GWBL Excess withdrawal results in a withdrawal that equals more than 90% of your cash value or reduces your cash value to less than $500, we will treat your request as a surrender of your contract even if your GWBL benefit base is greater than zero, and you will receive no further payments or benefits.

If your account value falls to zero, either due to a withdrawal or surrender that is not a New GWBL Excess withdrawal, your contract will terminate and you will be issued and receive annual payments under a supplementary life annuity contract, beginning on your next contract date anniversary. The amount of these payments will be based on your (or the younger spouse’s, if applicable) age on the date the account value fell to zero, your New GWBL benefit base and the applicable annuity purchase factor. The annuity purchase factors are specified in your New GWBL contract endorsement, and are lower than the New GWBL percentage used for calculating your Guaranteed annual withdrawal amount.

Your supplementary life annuity contract will be automatically established as a Single life benefit contract. You can convert to a Joint life benefit contract by contacting us and adding a joint owner to the supplementary life annuity contract in writing any time before the later of the first payment is made or 30 days after the account value reached zero.

When the supplementary life annuity contract is issued, the owner of record under this contract will be the owner under the supplementary life annuity contract. The owner will also become the annuitant under the supplementary life annuity contract. Any joint owner under this contract will become the joint annuitant under the supplementary life annuity contract. If this contract is owned by a non-natural owner, the annuitant and joint annuitant, if applicable, generally remain the same under the supplementary life annuity contract.

If you were taking withdrawals through a “Maximum payment plan” or “Customized payment plan”, your payment frequency will remain unchanged using the new payment amount. Any remaining balance of your new annual payment amount for the current contract year will be paid in a lump sum, and then your new payments will continue at the same frequency on your next contract date anniversary. If you were taking unscheduled partial withdrawals, we will pay any remaining balance of your new annual payment amount for the current contract year in a lump sum, and then continue your new payments on your next contract date anniversary.

At our discretion, we may make the Lump Sum Payment Option available to you if your account value falls to zero for any reason other than a New GWBL Excess withdrawal. If we make this option available to you, we will notify you and the lump sum will be paid only if you elect that option. See “Guaranteed Benefit Lump Sum Payment Option” in the “Contract features and benefits” section for more information.

Annuitization and Maturity Date

If you decide to annuitize your contract prior to your account value going to zero, we will apply the higher of (i) the current annuity purchase factors or (ii) the guaranteed annuity purchase factors specified in your contract to your account value to determine your periodic payments.

Your contract has a maturity date, which is the contract date anniversary following your 95th birthday (or 90th birthday if you purchased your contract in New York). If your account value is greater than zero on the maturity date, your contract will terminate and a supplementary life annuity contract will be issued and your annual lifetime payments will begin on your next contract date anniversary and will continue until your death or your surviving spouse’s death, if applicable. The amount of these

XIII-3

payments will be based your New GWBL benefit base on the maturity date and the applicable annuity purchase factor specified in your New GWBL contract endorsement (which is lower than the New GWBL percentage used for calculating your Guaranteed annual withdrawal amount) or the current annuity purchase factor, whichever is higher.

New Guaranteed withdrawal benefit for life charge

We deduct a charge for New GWBL benefit annually as a percentage of your New GWBL benefit base on each contract date anniversary. The charge is established on the Effective Date and is equal to the GMIB charge on the Effective Date applied to your New GWBL benefit base. We will deduct this charge from your value in the permitted variable investment options and the guaranteed interest option on a pro rata basis.

If the contract is surrendered or annuitized or a death benefit is paid on a date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year.

Other important considerations

•	This benefit is not appropriate if you do not intend to take withdrawals prior to annuitization.

•

Withdrawals are not considered as annuity payments for tax purposes, and may be subject to an additional 10% Federal income tax penalty if they are taken before age 59½ unless you qualify for an exception. See in the “Tax information” section for more information.

•	All withdrawals reduce your account value and may reduce your Modified DB. See “Modified death benefit” below for more information.

•	The New GWBL benefit terminates if the contract is continued under the beneficiary continuation option. See “Benefit continuation option” in the “Payment of death benefit” section.

•

If you elect the New GWBL on a Joint life basis and subsequently get divorced, your divorce will not automatically terminate the contract. For both Joint life and Single life contracts, it is possible that the terms of your divorce decree could significantly reduce or completely eliminate the value of this benefit. Any withdrawal made for the purpose of creating another contract for your ex-spouse will reduce the benefit base(s) as described in “Effect of New GWBL Excess withdrawals” above, even if pursuant to a divorce decree.

Modified death benefit

If you convert your GMIB, your GMDB will no longer be in effect and will be replaced by the “Modified DB”. The value of your GMDB benefit base on the Effective Date will become your Modified DB benefit base. The Modified DB benefit base will not increase, even if you defer taking withdrawals under the New GWBL, and will be reduced as follows:

•

If you had a “Greater of” GMDB, until age 85 your Modified DB benefit base (i) will not be reduced by withdrawals you make up to the amount of your Guaranteed annual withdrawal amount; and (ii) will be reduced on a pro rata basis by the amount of any New GWBL Excess withdrawal. Beginning in the contract year in which you turn 85, your Modified DB benefit base will be reduced (i) on a dollar-for-dollar basis by withdrawals you make up to the amount of your Guaranteed annual withdrawal amount; and (ii) on a pro rata basis by the amount of any New GWBL Excess withdrawal.

“Reduction on a pro rata basis” means that we calculate the percentage of your account value that is being withdrawn in excess of your Guaranteed annual withdrawal amount, and we reduce your Modified DB benefit base by that percentage. For example, assume your account value is $60,000, your Modified DB benefit base is $100,000 and your Guaranteed annual withdrawal amount is $8,000. If you withdraw $11,000, the $3,000 excess portion of that withdrawal represents 5.0% of your account value and will reduce your Modified DB benefit base benefit by 5.0%, or $5,000, to $95,000.

•	If you had the Standard or Annual Ratchet to age 85 death benefit, your death benefit will be reduced on a pro rata basis by any withdrawals you make.

The death benefit is equal to: (i) your account value (without adjustment for any otherwise applicable market value adjustment but adjusted for any pro rata optional benefit charges) as of the date we receive satisfactory proof of death, any required instructions for method of payment, information and forms necessary to effect payment, or (ii) the Modified DB benefit base amount on the date of the owner’s death (adjusted for any subsequent withdrawals), whichever provides a higher amount.

Modified DB charge

The percentage charge you will pay for the Modified DB is as follows:

•

If you previously had the “Greater of” 6% (or 4%, if applicable) Roll-Up to age 85 GMDB for which you paid a charge of 0.80%, you will pay a reduced annual charge of 0.55% for the Modified DB beginning on your next contract date anniversary.

•

If you previously had the “Greater of” 6% (or 4%, if applicable) Roll-Up to age 85 GMDB for which you paid a charge of 0.65%, you will pay a reduced annual charge of 0.40% for the Modified DB beginning on your next contract date anniversary.

XIII-4

•

If you previously had the “Greater of” 6% (or 4%, if applicable) Roll-Up to age 85 GMDB for which you paid a charge of 0.60%, you will pay a reduced annual charge of 0.35% for the Modified DB beginning on your next contract date anniversary.

•	If you previously had the Annual Ratchet to age 85 death benefit, you will continue to pay the same annual charge of 0.25% for the Modified DB.

•	If you previously had the Standard death benefit (for which there is no charge), there is no annual charge for the Modified DB.

New GWBL and Modified Death Benefit termination

The New GWBL and Modified DB will automatically terminate if: (i) a New GWBL Excess withdrawal reduces your account value to zero, (ii) the contract is continued under the beneficiary continuation option, if applicable, (iii) all amounts under the contract are applied to an annuity benefit, (iv) except as provided below, you change the owner of the contract, (v) you make an assignment of the contract, (vi) termination is required by an endorsement to your contract, or (vii) the contract terminates for any other reason. The New GWBL and Modified DB will not terminate if either of the following occurs:

•

If the contract is owned by a non-natural owner and the owner is changed to an individual, the New GWBL and Modified DB will not terminate and the contract’s benefits will continue to be determined by the annuitant, or joint annuitant, as applicable, at the time of ownership change.

•

If the contract is owned by an individual, and the owner is changed to a trust and the beneficial owner(s) remains the former owner or his or her family members, the New GWBL and Modified DB will not terminate and the contract’s benefits continue to be determined by the original owner.

XIII-5

Statement of additional information

Page

The Company	2

Unit Values	2

Custodian	2

Independent Registered Public Accounting Firm	2

Distribution of the Contracts	2

Financial Statements	2

Condensed Financial Information	Appendix I

How to obtain an Accumulator® PlusSM Statement of Additional Information for

Separate Account No. 49

Send this request form to:

Retirement Service Solutions

P.O. Box 1547

Secaucus, NJ 07096-1547

Please send me an Accumulator® PlusSM SAI for Separate Account No. 49 dated May 1, 2020.

Name

Address
City	State	Zip

Accumulator ‘02/’04,’06/’06.5, ’07/’07.5, 8.0/8.2/8.3, 9.0 All

#825635

The Accumulator® Series

A combination variable and fixed deferred annuity contract

Statement of Additional Information

May 1, 2020

Equitable Financial Life Insurance Company

1290 Avenue of the Americas

New York, New York 10104

This Statement of Additional Information (“SAI”) is not a Prospectus. It should be read in conjunction with the related Accumulator® Series Prospectus, dated May 1, 2020. That Prospectus provides detailed information concerning the contracts and the variable investment options, the fixed maturity options (if available under your contracts) and the guaranteed interest option that fund the contracts. Each variable investment option is a subaccount of the Company’s Separate Account No. 49. Definitions of special terms used in the SAI are found in the Prospectus.

A copy of the Prospectus is available free of charge by writing the processing office (Retirement Service Solutions — Post Office Box 1547, Secaucus, NJ 07096-1547), by calling 1-800-789-7771 toll free, or by contacting your financial professional.

The Company	2

Unit Values	2

Custodian	2

Independent Registered Public Accounting Firm	2

Distribution of the Contracts	2

Financial Statements	2

Condensed Financial Information	Appendix I

Copyright 2020 Equitable Financial Life Insurance Company.

All rights reserved. Accumulator® is a registered service mark of Equitable Financial Life Insurance Company.

Accumulator® ‘02/’04,‘06/’06.5,’07/’07.5, 8.0/8.2/8.3, 9.0
#825635

The Company

We are Equitable Financial Life Insurance Company (the “Company”, “we”, “our” and “us”) (until 2020, known as AXA Equitable Life Insurance Company), a New York stock life insurance corporation. We have been doing business since 1859. The Company is an indirect wholly owned subsidiary of Equitable Holdings, Inc. No other company has any legal responsibility to pay amounts that the Company owes under the contracts. The Company is solely responsible for paying all amounts owed to you under the contract.

Unit Values

Unit values are determined at the end of each valuation period for each of the variable investment options. We may offer other annuity contracts and certificates which will have their own unit values for the variable investment options. They may be different from the unit values for the Accumulator® Series.

The unit value for a variable investment option for any valuation period is equal to: (i) the unit value for the preceding valuation period multiplied by (ii) the net investment factor for that option for that valuation period. A valuation period is each business day together with any preceding non-business days. The net investment factor is:

(	a	)	c
b

where:

(a)

is the value of the variable investment option’s shares of the corresponding portfolio at the end of the valuation period. Any amounts allocated to or withdrawn from the option for the valuation period are not taken into account. For this purpose, we use the share value reported to us by the Trusts (as described in the Prospectus), as applicable.

(b)

is the value of the variable investment option’s shares of the corresponding portfolio at the end of the preceding valuation period. (Any amounts allocated or withdrawn for that valuation period are taken into account.)

(c)

is the daily mortality and expense risks charge, administrative charge and any applicable distribution charge relating to the contracts, times the number of calendar days in the valuation period. These daily charges are at an effective annual rate not to exceed a total of 1.70%. Your contract charges may be less.

Custodian

The Company is the custodian for the shares of the Trusts owned by Separate Account No. 49.

Independent Registered Public Accounting Firm

The (i) financial statements of Separate Account No. 49 of AXA Equitable Life Insurance Company as of December 31, 2019 and for each of the periods indicated therein and the

(ii) consolidated financial statements and financial statement schedules of AXA Equitable Life Insurance Company as of December 31, 2019 and 2018 and for each of the three years in the period ended December 31, 2019 included in this SAI have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

PricewaterhouseCoopers LLP provides independent audit services and certain other non-audit services to AXA Equitable Life Insurance Company as permitted by the applicable SEC independence rules, and as disclosed in AXA Equitable Life Insurance Company’s Form 10-K. PricewaterhouseCoopers LLP’s address is 300 Madison Avenue, New York, NY 10017.

Distribution of the Contracts

Under a distribution agreement between Equitable Distributors, the Company and certain of the Company’s separate accounts, including Separate Account No. 70, the Company paid Equitable Distributors distribution fees of $490,158,726 in 2019, $466,293,494 in 2018 and $480,771,028 in 2017, as the distributor of certain contracts, including these contracts, and as the principal underwriter of several Company separate accounts, including Separate Account No. 70. Of these amounts, for each of these three years, Equitable Distributors retained $0, $0 and $0, respectively.

Pursuant to a Distribution and Servicing Agreement between Equitable Advisors, the Company and certain of the Company’s separate accounts, including Separate Account No. 70, the Company paid Equitable Advisors a fee of $0, $0 and $0 for each of the years 2019, 2018 and 2017. The Company paid Equitable Advisors, as the distributors of certain contracts, including these contracts, and as the principal underwriter of several Company separate accounts, including Separate Account No. 70, $550,516,044 in 2019, $525,064,725 in 2018 and $521,468,953 in 2017. Of these amounts, Equitable Advisors retained $243,138,196, $242,921,348 and $267,653,575, respectively.

Financial Statements

The consolidated financial statements of the Company included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the contracts.

The financial statements of Separate Account No. 49 list variable investment options not currently offered under this contract.

Condensed Financial Information

Please see Appendix I at the end of this SAI for the unit values and the number of units outstanding as of the end of the periods shown for each of the variable investment options available as of December 31, 2019.

2

Appendix I: Condensed financial information

The unit values and number of units outstanding shown below are for contracts offered under Separate Account No. 49 with the same daily asset charges of 1.25%.

Unit values and number of units outstanding at year end for each variable investment option, except for those options being offered for the first time after December 31, 2019.

	For the years ending December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
1290 VT GAMCO Mergers & Acquisitions
Unit value	$16.43	$15.32	$16.32	$15.56	$14.63	$14.44	$14.39	$13.13	$12.63	$12.62
Number of units outstanding (000’s)	1,174	1,074	1,138	1,221	1,365	1,575	1,727	1,732	1,795	1,652
1290 VT GAMCO Small Company Value
Unit value	$77.52	$63.64	$76.35	$66.59	$54.70	$58.74	$57.72	$42.01	$36.10	$37.88
Number of units outstanding (000’s)	1,110	1,286	1,425	1,580	1,732	1,937	2,254	2,315	2,459	2,564
1290 VT Socially Responsible
Unit value	$27.25	$21.19	$22.44	$18.87	$17.38	$17.51	$15.61	$11.77	$10.21	$10.31
Number of units outstanding (000’s)	435	500	496	520	568	583	594	623	666	714
EQ/400 Managed Volatility
Unit value	$16.63	$13.48	$15.56	$13.68	$11.57	$12.10	$11.26	—	—	—
Number of units outstanding (000’s)	1,850	1,769	1,994	2,279	2,491	2,650	3,022	—	—	—
EQ/2000 Managed Volatility
Unit value	$16.47	$13.40	$15.41	$13.70	$11.51	$12.28	$11.95	—	—	—
Number of units outstanding (000’s)	3,825	4,142	4,560	5,156	5,726	6,300	7,180	—	—	—
EQ/AB Short Duration Government Bond
Unit value	$9.43	$9.31	$9.32	$9.42	$9.52	$9.69	$9.86	—	—	—
Number of units outstanding (000’s)	5,528	5,785	6,209	6,506	7,275	7,937	9,089	—	—	—
EQ/AB Small Cap Growth
Unit value	$36.95	$29.28	$32.19	$26.57	$23.90	$24.93	$24.37	$17.86	$15.65	$15.95
Number of units outstanding (000’s)	1,265	1,527	1,650	1,766	2,018	2,141	2,418	2,606	2,858	3,010
EQ/Aggressive Allocation
Unit value	$23.37	$19.01	$21.09	$17.93	$16.69	$17.20	$16.64	$13.33	$11.82	$12.94
Number of units outstanding (000’s)	8,491	9,575	10,514	11,458	12,605	13,660	15,272	16,663	19,298	20,691
EQ/Clearbridge Select Equity Managed Volatility
Unit value	$18.79	$14.25	$16.05	$14.23	$12.73	$13.21	$12.19	$9.55	$8.47	$8.98
Number of units outstanding (000’s)	1,016	854	948	1,032	1,107	1,243	1,449	1,679	1,950	2,191

Unit values and number of units outstanding at year end for each variable investment option, except for those options being offered for the first time after December 31, 2019.  (continued)

	For the years ending December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
EQ/Common Stock Index
Unit value	$29.00	$22.55	$24.24	$20.37	$18.47	$18.72	$16.91	$12.93	$11.33	$11.41
Number of units outstanding (000’s)	3,378	3,806	4,233	4,572	5,014	5,410	6,104	6,700	7,433	8,347
EQ/Conservative Allocation
Unit value	$14.30	$13.25	$13.63	$13.15	$12.94	$13.14	$12.97	$12.58	$12.18	$12.11
Number of units outstanding (000’s)	4,828	5,365	5,919	7,237	7,650	8,239	9,946	12,395	12,889	13,360
EQ/Conservative-Plus Allocation
Unit value	$16.42	$14.65	$15.40	$14.33	$13.85	$14.12	$13.86	$12.73	$12.01	$12.25
Number of units outstanding (000’s)	6,091	6,744	7,482	8,236	9,139	10,193	12,125	14,403	14,485	15,195
EQ/Core Bond Index
Unit value	$11.31	$10.77	$10.88	$10.86	$10.85	$10.94	$10.82	$11.13	$10.93	$10.56
Number of units outstanding (000’s)	12,538	13,613	14,139	14,576	15,733	16,833	18,269	8,912	9,194	10,953
EQ/Equity 500 Index
Unit value	$32.38	$25.09	$26.73	$22.36	$20.36	$20.45	$18.33	$14.12	$12.41	$12.38
Number of units outstanding (000’s)	6,388	7,007	7,836	8,285	8,562	8,823	9,201	8,641	8,876	9,596
EQ/Franklin Balanced Managed Volatility
Unit value	$15.94	$13.85	$14.66	$13.49	$12.37	$12.92	$12.32	$10.89	$9.91	$10.03
Number of units outstanding (000’s)	3,989	4,342	4,766	5,145	5,244	5,768	5,315	4,994	4,459	4,636
EQ/Franklin Small Cap Value Managed Volatility
Unit value	$18.74	$15.12	$17.57	$15.93	$12.92	$13.99	$13.88	$10.28	$8.91	$9.98
Number of units outstanding (000’s)	255	280	346	422	347	414	483	532	627	729
EQ/Franklin Templeton Allocation Managed Volatility
Unit value	$14.27	$11.82	$13.11	$11.55	$10.68	$11.12	$10.68	$8.77	$7.74	$8.21
Number of units outstanding (000’s)	2,385	2,667	2,908	3,176	3,472	3,754	3,733	3,391	3,443	3,654
EQ/Global Equity Managed Volatility
Unit value	$38.34	$30.99	$35.73	$28.70	$27.81	$28.66	$28.54	$24.01	$20.79	$24.01
Number of units outstanding (000’s)	2,539	2,825	3,102	3,421	3,817	4,154	4,817	4,328	4,783	5,415
EQ/Intermediate Government Bond
Unit value	$11.19	$10.88	$10.93	$11.03	$11.12	$11.21	$11.18	$11.51	$11.54	$11.10
Number of units outstanding (000’s)	909	945	1,130	1,246	1,296	1,349	1,585	1,777	2,706	2,180
EQ/International Core Managed Volatility
Unit value	$18.31	$15.15	$18.02	$14.45	$14.60	$15.45	$16.69	$14.38	$12.52	$15.27
Number of units outstanding (000’s)	5,780	6,192	6,732	7,383	7,943	8,492	9,426	5,699	6,349	6,638

Unit values and number of units outstanding at year end for each variable investment option, except for those options being offered for the first time after December 31, 2019.  (continued)

	For the years ending December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
EQ/International Equity Index
Unit value	$16.73	$13.87	$16.56	$13.61	$13.48	$13.95	$15.18	$12.65	$11.02	$12.71
Number of units outstanding (000’s)	4,670	5,061	5,510	5,669	6,051	5,857	5,897	5,525	5,996	6,646
EQ/International Value Managed Volatility
Unit value	$17.96	$14.83	$17.99	$14.76	$14.84	$15.52	$16.93	$14.36	$12.38	$14.96
Number of units outstanding (000’s)	2,547	2,766	2,959	3,228	3,462	3,641	4,049	4,552	5,026	5,498
EQ/Janus Enterprise
Unit value	$32.53	$24.14	$24.89	$19.71	$20.86	$22.35	$22.79	$16.66	$15.51	$17.02
Number of units outstanding (000’s)	1,512	1,794	1,999	2,196	2,467	2,825	3,223	3,552	3,877	3,905
EQ/Large Cap Core Managed Volatility
Unit value	$28.98	$22.58	$24.43	$20.29	$18.71	$18.87	$17.12	$13.18	$11.61	$12.27
Number of units outstanding (000’s)	5,541	6,276	7,015	7,800	8,653	9,572	10,878	700	761	867
EQ/Large Cap Growth Index
Unit value	$40.06	$29.98	$31.06	$24.34	$23.18	$22.38	$20.19	$15.43	$13.62	$13.48
Number of units outstanding (000’s)	1,928	2,146	2,374	2,462	2,719	2,578	2,515	2,164	2,145	2,192
EQ/Large Cap Growth Managed Volatility
Unit value	$37.08	$28.08	$29.31	$22.97	$22.04	$21.46	$19.56	$14.63	$13.03	$13.69
Number of units outstanding (000’s)	9,265	10,474	11,917	13,343	14,944	17,030	20,090	3,044	3,419	1,377
EQ/Large Cap Value Index
Unit value	$13.15	$10.60	$11.78	$10.56	$9.18	$9.73	$8.75	$6.73	$5.85	$5.94
Number of units outstanding (000’s)	4,062	4,268	4,592	4,885	5,211	5,723	5,146	4,405	5,007	2,219
EQ/Large Cap Value Managed Volatility
Unit value	$22.21	$17.93	$20.16	$17.93	$15.74	$16.61	$14.99	$11.46	$10.01	$10.68
Number of units outstanding (000’s)	13,176	14,343	15,883	17,429	19,563	21,889	25,327	10,780	12,275	13,845
EQ/Mid Cap Index
Unit value	$29.48	$23.81	$27.31	$23.94	$20.22	$21.08	$19.59	$14.96	$12.94	$13.43
Number of units outstanding (000’s)	3,538	3,864	4,219	4,553	4,862	5,130	5,677	5,773	6,089	8,745
EQ/Mid Cap Value Managed Volatility
Unit value	$29.28	$23.43	$27.36	$24.67	$21.23	$22.29	$20.35	$15.49	$13.22	$14.78
Number of units outstanding (000’s)	4,911	5,446	6,017	6,584	7,366	8,223	9,357	8,673	9,712	10,926
EQ/Moderate Allocation
Unit value	$17.63	$15.45	$16.43	$14.98	$14.40	$14.71	$14.46	$12.95	$12.05	$12.50
Number of units outstanding (000’s)	23,260	26,428	29,324	32,843	36,845	41,293	47,453	52,841	57,988	62,771

Unit values and number of units outstanding at year end for each variable investment option, except for those options being offered for the first time after December 31, 2019.  (continued)

	For the years ending December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
EQ/Moderate-Plus Allocation
Unit value	$21.08	$17.79	$19.34	$17.04	$16.09	$16.51	$16.11	$13.62	$12.36	$13.17
Number of units outstanding (000’s)	33,870	37,669	41,599	46,006	51,566	57,084	65,455	72,366	80,135	87,112
EQ/Money Market
Unit value	$9.73	$9.70	$9.70	$9.79	$9.91	$10.04	$10.16	$10.29	$10.42	$10.55
Number of units outstanding (000’s)	2,118	2,079	1,871	2,289	2,678	2,905	3,566	3,762	4,454	4,558
EQ/Quality Bond PLUS
Unit value	$11.47	$11.00	$11.12	$11.11	$11.12	$11.23	$11.06	$11.46	$11.30	$11.31
Number of units outstanding (000’s)	6,929	7,678	8,297	8,880	10,043	11,206	12,844	4,322	4,817	5,304
EQ/Small Company Index
Unit value	$30.26	$24.48	$27.95	$24.82	$20.86	$22.13	$21.37	$15.75	$13.80	$14.56
Number of units outstanding (000’s)	1,740	1,989	2,179	2,337	2,520	2,608	2,889	2,987	3,244	3,545
EQ/Templeton Global Equity Managed Volatility
Unit value	$14.37	$12.03	$13.88	$11.59	$11.15	$11.59	$11.61	$9.26	$7.86	$8.68
Number of units outstanding (000’s)	1,492	1,678	1,797	1,896	2,121	2,118	1,988	1,382	1,615	1,576
Multimanager Technology
Unit value	$46.61	$34.23	$33.89	$24.67	$22.93	$21.84	$19.48	$14.55	$12.99	$13.82
Number of units outstanding (000’s)	1,490	1,667	1,803	1,930	2,093	2,096	2,190	2,420	2,540	2,728

The unit values and number of units outstanding shown below are for contracts offered under Separate Account No. 49 with the same daily asset charges of 1.40%.

Unit values and number of units outstanding at year end for each variable investment option, except for those options being offered for the first time after December 31, 2019.

	For the years ending December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
1290 VT GAMCO Mergers & Acquisitions
Unit value	$16.07	$15.01	$16.01	$15.29	$14.40	$14.23	$14.20	$12.97	$12.50	$12.51
Number of units outstanding (000’s)	654	733	776	861	930	1,053	1,131	1,105	1,177	1,051
1290 VT GAMCO Small Company Value
Unit value	$73.91	$60.76	$73.01	$63.78	$52.47	$56.43	$55.53	$40.48	$34.84	$36.61
Number of units outstanding (000’s)	760	853	973	1,095	1,170	1,310	1,490	1,500	1,676	1,860
1290 VT Socially Responsible
Unit value	$20.08	$15.63	$16.58	$13.97	$12.88	$13.00	$11.61	$8.76	$7.61	$7.70
Number of units outstanding (000’s)	386	405	430	462	509	527	508	453	560	585
EQ/400 Managed Volatility
Unit value	$16.47	$13.37	$15.46	$13.60	$11.53	$12.07	$11.25	—	—	—
Number of units outstanding (000’s)	2,891	3,232	3,656	4,115	4,476	4,980	5,475	—	—	—
EQ/2000 Managed Volatility
Unit value	$16.30	$13.28	$15.30	$13.63	$11.47	$12.25	$11.94	—	—	—
Number of units outstanding (000’s)	3,420	3,748	4,184	4,640	5,192	5,760	6,582	—	—	—
EQ/AB Short Duration Government Bond
Unit value	$9.33	$9.23	$9.26	$9.37	$9.49	$9.67	$9.85	—	—	—
Number of units outstanding (000’s)	3,107	3,475	3,513	4,025	4,368	4,640	5,276	—	—	—
EQ/AB Small Cap Growth
Unit value	$45.60	$36.18	$39.84	$32.94	$29.67	$30.99	$30.35	—	—	—
Number of units outstanding (000’s)	1,164	1,283	1,437	1,630	1,834	2,016	2,354	—	—	—
EQ/Aggressive Allocation
Unit value	$20.56	$16.75	$18.62	$15.85	$14.78	$15.26	$14.77	$11.85	$10.53	$11.54
Number of units outstanding (000’s)	1,727	1,925	2,092	2,045	2,440	2,699	2,904	3,026	3,546	4,365
EQ/Clearbridge Select Equity Managed Volatility
Unit value	$18.42	$13.99	$15.78	$14.01	$12.55	$13.04	$12.06	$9.46	$8.40	$8.92
Number of units outstanding (000’s)	307	313	352	402	481	559	590	601	812	943
EQ/Common Stock Index
Unit value	$538.79	$419.58	$451.78	$380.32	$345.34	$350.43	$317.17	$242.83	$213.06	$214.93
Number of units outstanding (000’s)	165	182	208	231	252	280	311	326	365	419

Unit values and number of units outstanding at year end for each variable investment option, except for those options being offered for the first time after December 31, 2019.  (continued)

	For the years ending December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
EQ/Conservative Allocation
Unit value	$13.31	$12.35	$12.73	$12.30	$12.12	$12.32	$12.18	$11.84	$11.48	$11.43
Number of units outstanding (000’s)	3,998	4,562	4,788	5,562	5,693	5,993	6,701	7,562	8,350	8,345
EQ/Conservative-Plus Allocation
Unit value	$15.04	$13.44	$14.15	$13.18	$12.77	$13.03	$12.81	$11.79	$11.13	$11.37
Number of units outstanding (000’s)	3,060	3,116	3,340	3,501	3,555	4,029	4,376	4,790	4,843	5,336
EQ/Core Bond Index
Unit value	$14.52	$13.86	$14.02	$14.02	$14.02	$14.16	$14.02	$14.45	$14.21	$13.75
Number of units outstanding (000’s)	9,077	10,185	11,032	11,507	12,492	13,706	15,010	7,602	8,196	9,351
EQ/Equity 500 Index
Unit value	$68.78	$53.38	$56.95	$47.72	$43.51	$43.78	$39.30	$30.31	$26.68	$26.65
Number of units outstanding (000’s)	3,018	3,438	3,864	4,236	4,400	4,835	5,145	5,354	5,897	6,702
EQ/Franklin Balanced Managed Volatility
Unit value	$15.62	$13.59	$14.41	$13.28	$12.20	$12.76	$12.18	$10.78	$9.83	$9.96
Number of units outstanding (000’s)	2,762	3,061	3,464	3,834	3,955	4,207	3,412	3,000	2,536	2,851
EQ/Franklin Small Cap Value Managed Volatility
Unit value	$18.37	$14.84	$17.27	$15.68	$12.73	$13.82	$13.72	$10.18	$8.84	$9.91
Number of units outstanding (000’s)	194	216	256	349	279	326	317	373	468	406
EQ/Franklin Templeton Allocation Managed Volatility
Unit value	$13.99	$11.61	$12.90	$11.38	$10.54	$11.00	$10.57	$8.70	$7.69	$8.16
Number of units outstanding (000’s)	1,443	1,572	1,736	1,785	1,935	2,023	1,917	1,540	1,866	1,917
EQ/Global Equity Managed Volatility
Unit value	$28.29	$22.91	$26.45	$21.27	$20.65	$21.31	$21.26	$17.91	$15.53	$17.96
Number of units outstanding (000’s)	2,225	2,475	2,783	3,058	3,403	3,879	4,466	3,966	4,556	5,762
EQ/Intermediate Government Bond
Unit value	$19.92	$19.39	$19.51	$19.72	$19.90	$20.10	$20.08	$20.70	$20.80	$20.03
Number of units outstanding (000’s)	997	1,125	1,236	1,264	1,417	1,581	1,750	2,018	2,443	2,751
EQ/International Core Managed Volatility
Unit value	$15.19	$12.59	$15.00	$12.04	$12.19	$12.92	$13.98	$12.06	$10.52	$12.84
Number of units outstanding (000’s)	4,531	5,110	5,634	6,157	6,695	7,375	8,303	4,238	4,918	5,774
EQ/International Equity Index
Unit value	$16.55	$13.74	$16.43	$13.52	$13.42	$13.90	$15.15	$12.65	$11.03	$12.74
Number of units outstanding (000’s)	3,319	3,594	3,798	3,902	4,118	4,037	4,090	3,897	4,344	5,175

Unit values and number of units outstanding at year end for each variable investment option, except for those options being offered for the first time after December 31, 2019.  (continued)

	For the years ending December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
EQ/International Value Managed Volatility
Unit value	$22.14	$18.30	$22.23	$18.28	$18.40	$19.27	$21.05	$17.89	$15.45	$18.69
Number of units outstanding (000’s)	1,617	1,771	1,771	1,958	2,124	2,279	2,496	2,819	3,135	3,595
EQ/Janus Enterprise
Unit value	$31.81	$23.64	$24.41	$19.36	$20.52	$22.02	$22.50	$16.47	$15.36	$16.87
Number of units outstanding (000’s)	987	1,030	1,116	1,231	1,471	1,642	1,906	2,205	2,592	2,831
EQ/Large Cap Core Managed Volatility
Unit value	$21.78	$17.00	$18.42	$15.32	$14.15	$14.29	$12.99	$10.01	$8.83	$9.35
Number of units outstanding (000’s)	7,480	8,403	9,620	10,638	11,828	13,288	15,079	1,899	2,149	2,433
EQ/Large Cap Growth Index
Unit value	$22.14	$16.59	$17.22	$13.51	$12.89	$12.46	$11.26	$8.62	$7.62	$7.55
Number of units outstanding (000’s)	3,075	3,465	3,804	4,220	4,474	4,374	4,633	4,321	4,721	5,186
EQ/Large Cap Growth Managed Volatility
Unit value	$41.78	$31.69	$33.13	$26.00	$24.99	$24.37	$22.25	$16.66	$14.86	$15.64
Number of units outstanding (000’s)	7,649	8,696	10,062	11,392	12,730	14,644	16,919	1,989	2,259	1,527
EQ/Large Cap Value Index
Unit value	$12.87	$10.39	$11.56	$10.38	$9.04	$9.59	$8.64	$6.66	$5.79	$5.89
Number of units outstanding (000’s)	1,841	1,996	2,181	2,391	2,314	2,504	2,179	1,416	1,650	620
EQ/Large Cap Value Managed Volatility
Unit value	$25.42	$20.55	$23.14	$20.62	$18.13	$19.16	$17.31	$13.25	$11.60	$12.40
Number of units outstanding (000’s)	11,984	13,437	15,135	16,800	18,878	21,324	24,356	13,322	15,254	17,469
EQ/Mid Cap Index
Unit value	$24.63	$19.93	$22.89	$20.10	$17.00	$17.75	$16.51	$12.63	$10.94	$11.37
Number of units outstanding (000’s)	3,633	3,981	4,490	4,968	5,299	5,681	6,259	6,503	7,132	8,312
EQ/Mid Cap Value Managed Volatility
Unit value	$31.91	$25.57	$29.91	$27.00	$23.27	$24.47	$22.38	$17.06	$14.59	$16.33
Number of units outstanding (000’s)	3,782	4,183	4,709	5,264	5,898	6,670	7,532	5,364	6,165	7,270
EQ/Moderate Allocation
Unit value	$66.84	$58.67	$62.49	$57.07	$54.93	$56.21	$55.33	$49.61	$46.25	$48.05
Number of units outstanding (000’s)	2,875	3,196	3,577	3,895	4,320	4,846	5,236	5,450	6,081	6,683
EQ/Moderate-Plus Allocation
Unit value	$18.59	$15.71	$17.11	$15.10	$14.28	$14.67	$14.34	$12.14	$11.04	$11.78
Number of units outstanding (000’s)	8,348	9,162	9,843	10,595	11,802	13,234	13,815	14,933	16,713	18,400

Unit values and number of units outstanding at year end for each variable investment option, except for those options being offered for the first time after December 31, 2019.  (continued)

	For the years ending December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
EQ/Money Market
Unit value	$26.67	$26.64	$26.68	$26.95	$27.33	$27.72	$28.12	$28.52	$28.92	$29.33
Number of units outstanding (000’s)	827	949	904	992	1,147	1,190	1,440	1,714	2,291	2,401
EQ/Quality Bond PLUS
Unit value	$16.94	$16.27	$16.48	$16.48	$16.52	$16.72	$16.48	$17.10	$16.90	$16.93
Number of units outstanding (000’s)	5,845	6,676	7,296	7,884	8,838	9,798	11,196	3,315	3,757	4,631
EQ/Small Company Index
Unit value	$33.93	$27.48	$31.43	$27.96	$23.53	$25.00	$24.18	$17.84	$15.66	$16.55
Number of units outstanding (000’s)	1,458	1,559	1,749	1,914	2,081	2,182	2,425	2,633	2,910	3,418
EQ/Templeton Global Equity Managed Volatility
Unit value	$14.08	$11.81	$13.64	$11.41	$10.99	$11.45	$11.48	$9.17	$7.80	$8.62
Number of units outstanding (000’s)	931	1,049	1,159	1,246	1,355	1,350	1,272	768	711	801
Multimanager Technology
Unit value	$38.78	$28.53	$28.29	$20.62	$19.19	$18.31	$16.36	$12.24	$10.94	$11.66
Number of units outstanding (000’s)	1,854	2,075	2,351	2,505	2,689	3,162	3,389	3,690	4,121	4,626

The unit values and number of units outstanding shown below are for contracts offered under Separate Account No. 49 with the same daily asset charges of 1.50%.

Unit values and number of units outstanding at year end for each variable investment option, except for those options being offered for the first time after December 31, 2019.

	For the years ending December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
1290 VT GAMCO Mergers & Acquisitions
Unit value	$15.83	$14.80	$15.80	$15.11	$14.24	$14.09	$14.07	$12.87	$12.42	$12.44
Number of units outstanding (000’s)	1,318	1,441	1,561	1,751	1,920	2,161	2,399	2,438	2,509	2,530
1290 VT GAMCO Small Company Value
Unit value	$71.59	$58.92	$70.86	$61.96	$51.03	$54.94	$54.12	$39.49	$34.02	$35.79
Number of units outstanding (000’s)	1,817	2,024	2,240	2,516	2,767	3,096	3,581	3,735	4,025	4,184
1290 VT Socially Responsible
Unit value	$26.15	$20.38	$21.64	$18.24	$16.84	$17.02	$15.21	$11.49	$10.00	$10.12
Number of units outstanding (000’s)	575	611	612	673	760	782	844	677	677	751
EQ/400 Managed Volatility
Unit value	$16.36	$13.29	$15.38	$13.55	$11.50	$12.05	$11.24	—	—	—
Number of units outstanding (000’s)	2,254	2,516	2,860	3,135	3,381	3,832	4,486	—	—	—
EQ/2000 Managed Volatility
Unit value	$16.19	$13.21	$15.23	$13.58	$11.43	$12.23	$11.94	—	—	—
Number of units outstanding (000’s)	4,695	5,163	5,783	6,450	7,281	8,218	9,453	—	—	—
EQ/AB Short Duration Government Bond
Unit value	$9.27	$9.18	$9.21	$9.33	$9.46	$9.65	$9.85	—	—	—
Number of units outstanding (000’s)	7,400	8,226	8,583	9,226	10,606	11,642	13,536	—	—	—
EQ/AB Small Cap Growth
Unit value	$35.45	$28.16	$31.04	$25.69	$23.16	$24.22	$23.74	$17.44	$15.32	$15.66
Number of units outstanding (000’s)	2,039	2,226	2,397	2,713	3,047	3,279	3,928	4,054	4,352	4,699
EQ/Aggressive Allocation
Unit value	$22.42	$18.28	$20.34	$17.34	$16.18	$16.72	$16.21	$13.01	$11.57	$12.70
Number of units outstanding (000’s)	8,655	9,724	10,839	11,647	12,840	14,052	16,281	17,830	19,731	21,121
EQ/Clearbridge Select Equity Managed Volatility
Unit value	$18.17	$13.81	$15.59	$13.86	$12.44	$12.93	$11.97	$9.40	$8.36	$8.88
Number of units outstanding (000’s)	674	711	811	849	990	1,085	1,329	1,403	1,688	1,913
EQ/Common Stock Index
Unit value	$27.82	$21.69	$23.37	$19.70	$17.90	$18.19	$16.48	$12.63	$11.09	$11.20
Number of units outstanding (000’s)	5,886	6,605	7,341	8,059	8,828	9,575	10,756	11,643	12,756	14,130

Unit values and number of units outstanding at year end for each variable investment option, except for those options being offered for the first time after December 31, 2019.  (continued)

	For the years ending December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
EQ/Conservative Allocation
Unit value	$13.72	$12.75	$13.15	$12.72	$12.54	$12.77	$12.63	$12.29	$11.93	$11.89
Number of units outstanding (000’s)	7,869	8,764	9,983	11,719	12,397	13,848	16,641	19,603	20,557	20,382
EQ/Conservative-Plus Allocation
Unit value	$15.75	$14.09	$14.85	$13.85	$13.43	$13.72	$13.51	$12.44	$11.76	$12.02
Number of units outstanding (000’s)	7,742	8,827	9,888	10,891	12,038	13,766	16,398	18,608	19,670	21,233
EQ/Core Bond Index
Unit value	$10.85	$10.36	$10.50	$10.50	$10.52	$10.63	$10.54	$10.87	$10.70	$10.36
Number of units outstanding (000’s)	16,600	18,313	19,391	20,592	22,660	24,705	27,530	12,205	12,640	13,695
EQ/Equity 500 Index
Unit value	$31.07	$24.13	$25.78	$21.62	$19.73	$19.87	$17.86	$13.79	$12.15	$12.15
Number of units outstanding (000’s)	8,075	8,825	9,479	10,326	10,817	11,046	11,518	11,545	12,465	13,401
EQ/Franklin Balanced Managed Volatility
Unit value	$15.41	$13.43	$14.24	$13.14	$12.08	$12.65	$12.09	$10.71	$9.78	$9.92
Number of units outstanding (000’s)	5,194	5,714	6,439	7,093	7,245	8,562	8,007	6,806	6,073	5,736
EQ/Franklin Small Cap Value Managed Volatility
Unit value	$18.12	$14.66	$17.08	$15.51	$12.61	$13.70	$13.62	$10.12	$8.79	$9.87
Number of units outstanding (000’s)	374	388	471	588	572	606	769	745	782	758
EQ/Franklin Templeton Allocation Managed Volatility
Unit value	$13.82	$11.48	$12.76	$11.27	$10.45	$10.91	$10.50	$8.65	$7.65	$8.13
Number of units outstanding (000’s)	3,273	3,599	3,896	4,168	4,621	5,298	5,886	4,575	4,946	4,993
EQ/Global Equity Managed Volatility
Unit value	$36.78	$29.81	$34.46	$27.74	$26.96	$27.85	$27.80	$23.45	$20.35	$23.57
Number of units outstanding (000’s)	3,858	4,308	4,778	5,317	5,919	6,612	7,832	7,286	8,139	9,304
EQ/Intermediate Government Bond
Unit value	$10.74	$10.47	$10.54	$10.66	$10.78	$10.89	$10.89	$11.24	$11.30	$10.90
Number of units outstanding (000’s)	1,269	1,369	1,526	1,666	1,834	1,946	2,162	2,771	3,179	2,985
EQ/International Core Managed Volatility
Unit value	$17.57	$14.57	$17.38	$13.97	$14.15	$15.02	$16.26	$14.05	$12.26	$14.99
Number of units outstanding (000’s)	6,340	7,083	7,689	8,486	9,149	9,924	11,328	5,357	6,036	6,583
EQ/International Equity Index
Unit value	$16.05	$13.34	$15.97	$13.16	$13.07	$13.56	$14.79	$12.36	$10.79	$12.48
Number of units outstanding (000’s)	5,829	6,249	6,453	6,814	7,467	7,206	7,409	7,439	7,951	8,676

Unit values and number of units outstanding at year end for each variable investment option, except for those options being offered for the first time after December 31, 2019.  (continued)

	For the years ending December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
EQ/International Value Managed Volatility
Unit value	$17.23	$14.27	$17.34	$14.27	$14.38	$15.08	$16.49	$14.03	$12.13	$14.69
Number of units outstanding (000’s)	3,299	3,633	3,949	4,389	4,686	4,871	5,433	6,185	6,761	7,573
EQ/Janus Enterprise
Unit value	$31.34	$23.31	$24.10	$19.13	$20.30	$21.81	$22.30	$16.34	$15.25	$16.78
Number of units outstanding (000’s)	2,238	2,558	2,796	3,093	3,456	3,880	4,629	5,163	5,546	5,482
EQ/Large Cap Core Managed Volatility
Unit value	$27.80	$21.72	$23.56	$19.62	$18.13	$18.34	$16.68	$12.87	$11.37	$12.05
Number of units outstanding (000’s)	5,352	6,122	7,107	7,945	9,025	10,132	11,853	933	996	1,081
EQ/Large Cap Growth Index
Unit value	$38.44	$28.84	$29.96	$23.53	$22.46	$21.75	$19.67	$15.07	$13.34	$13.23
Number of units outstanding (000’s)	2,638	2,878	3,095	3,329	3,568	3,292	3,431	2,949	2,913	2,903
EQ/Large Cap Growth Managed Volatility
Unit value	$35.58	$27.01	$28.26	$22.21	$21.37	$20.85	$19.06	$14.29	$12.75	$13.44
Number of units outstanding (000’s)	12,173	14,010	16,191	18,290	20,717	23,973	28,679	3,547	3,853	2,377
EQ/Large Cap Value Index
Unit value	$12.68	$10.25	$11.42	$10.26	$8.94	$9.50	$8.56	$6.61	$5.75	$5.86
Number of units outstanding (000’s)	4,942	5,197	5,641	6,017	6,266	6,530	6,197	5,366	5,955	3,164
EQ/Large Cap Value Managed Volatility
Unit value	$21.31	$17.25	$19.44	$17.33	$15.26	$16.14	$14.60	$11.19	$9.81	$10.49
Number of units outstanding (000’s)	16,919	18,895	21,149	23,653	26,630	30,232	35,885	16,086	18,107	20,267
EQ/Mid Cap Index
Unit value	$28.29	$22.90	$26.33	$23.15	$19.60	$20.48	$19.08	$14.61	$12.67	$13.18
Number of units outstanding (000’s)	4,343	4,773	5,271	5,734	6,165	6,382	7,163	7,414	8,003	8,957
EQ/Mid Cap Value Managed Volatility
Unit value	$28.10	$22.53	$26.39	$23.85	$20.58	$21.66	$19.83	$15.13	$12.95	$14.51
Number of units outstanding (000’s)	6,643	7,382	8,192	9,272	10,388	11,663	13,444	12,210	13,585	15,222
EQ/Moderate Allocation
Unit value	$16.91	$14.86	$15.85	$14.49	$13.96	$14.30	$14.09	$12.64	$11.80	$12.27
Number of units outstanding (000’s)	30,087	33,949	38,357	43,490	48,534	54,629	62,976	69,464	75,947	81,234
EQ/Moderate-Plus Allocation
Unit value	$20.22	$17.11	$18.65	$16.48	$15.59	$16.04	$15.69	$13.30	$12.11	$12.93
Number of units outstanding (000’s)	37,691	42,166	46,968	51,501	57,352	63,462	71,873	79,434	87,053	94,211

Unit values and number of units outstanding at year end for each variable investment option, except for those options being offered for the first time after December 31, 2019.  (continued)

	For the years ending December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
EQ/Money Market
Unit value	$9.33	$9.33	$9.36	$9.46	$9.61	$9.75	$9.90	$10.05	$10.21	$10.36
Number of units outstanding (000’s)	3,097	3,482	3,633	4,362	4,895	5,464	7,220	7,457	9,062	8,789
EQ/Quality Bond PLUS
Unit value	$11.01	$10.58	$10.73	$10.74	$10.78	$10.92	$10.77	$11.19	$11.07	$11.10
Number of units outstanding (000’s)	9,642	10,798	11,823	12,837	14,270	16,341	19,295	6,960	7,597	8,821
EQ/Small Company Index
Unit value	$29.04	$23.54	$26.95	$24.00	$20.21	$21.50	$20.82	$15.38	$13.51	$14.29
Number of units outstanding (000’s)	2,254	2,434	2,677	2,851	3,108	3,165	3,614	3,897	4,194	4,821
EQ/Templeton Global Equity Managed Volatility
Unit value	$13.89	$11.66	$13.49	$11.29	$10.89	$11.35	$11.40	$9.12	$7.76	$8.59
Number of units outstanding (000’s)	1,846	2,063	2,348	2,502	2,759	2,760	2,501	1,769	1,923	1,839
Multimanager Technology
Unit value	$44.72	$32.93	$32.69	$23.85	$22.22	$21.23	$18.98	$14.21	$12.72	$13.57
Number of units outstanding (000’s)	2,516	2,851	3,110	3,337	3,775	4,107	4,467	4,809	5,143	5,506

The unit values and number of units outstanding shown below are for contracts offered under Separate Account No. 49 with the same daily asset charges of 1.55%.

Unit values and number of units outstanding at year end for each variable investment option, except for those options being offered for the first time after December 31, 2019.

	For the years ending December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
1290 VT GAMCO Mergers & Acquisitions
Unit value	$15.72	$14.70	$15.70	$15.02	$14.16	$14.02	$14.01	$12.82	$12.38	$12.40
Number of units outstanding (000’s)	1,201	1,435	1,497	1,616	1,847	2,118	2,381	2,202	2,259	2,245
1290 VT GAMCO Small Company Value
Unit value	$70.45	$58.01	$69.81	$61.08	$50.32	$54.21	$53.42	$39.01	$33.62	$35.38
Number of units outstanding (000’s)	1,975	2,128	2,349	2,600	2,941	3,149	3,577	3,829	3,903	4,112
1290 VT Socially Responsible
Unit value	$19.46	$15.18	$16.12	$13.60	$12.56	$12.70	$11.36	$8.59	$7.47	$7.57
Number of units outstanding (000’s)	569	561	566	599	661	745	823	638	623	620
EQ/400 Managed Volatility
Unit value	$16.30	$13.25	$15.35	$13.53	$11.48	$12.04	$11.24	$11.90	$10.47	$11.54
Number of units outstanding (000’s)	1,674	1,915	2,181	2,433	2,613	2,600	2,957	2,318	2,342	2,479
EQ/2000 Managed Volatility
Unit value	$16.14	$13.17	$15.19	$13.55	$11.42	$12.22	$11.93	—	—	—
Number of units outstanding (000’s)	2,916	3,161	3,485	3,874	4,317	4,717	5,581	—	—	—
EQ/AB Short Duration Government Bond
Unit value	$9.24	$9.15	$9.19	$9.32	$9.45	$9.64	$9.84	$10.54	$10.54	$10.73
Number of units outstanding (000’s)	5,960	6,422	6,779	7,540	8,683	9,550	11,178	12,551	13,482	16,269
EQ/AB Small Cap Growth
Unit value	$44.05	$35.01	$38.61	$31.96	$28.84	$30.17	$29.59	$21.75	$19.11	$19.54
Number of units outstanding (000’s)	1,481	1,595	1,704	1,922	2,178	2,287	2,625	2,857	2,859	2,770
EQ/Aggressive Allocation
Unit value	$20.07	$16.38	$18.23	$15.54	$14.51	$15.00	$14.55	$11.69	$10.40	$11.43
Number of units outstanding (000’s)	17,930	19,886	21,680	23,497	26,544	28,636	32,170	35,500	39,758	44,516
EQ/Balanced Strategy
Unit value	$17.08	$14.99	$15.90	$14.70	$14.09	$14.40	$14.01	$12.52	$11.72	$12.19
Number of units outstanding (000’s)	3,540	4,035	4,510	4,820	5,187	5,621	6,021	8,591	6,613	5,024
EQ/Clearbridge Select Equity Managed Volatility
Unit value	$18.05	$13.73	$15.51	$13.79	$12.38	$12.88	$11.93	$9.37	$8.33	$8.86
Number of units outstanding (000’s)	1,179	1,333	1,482	1,607	1,851	2,110	2,274	2,742	3,064	3,351

Unit values and number of units outstanding at year end for each variable investment option, except for those options being offered for the first time after December 31, 2019.  (continued)

	For the years ending December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
EQ/Common Stock Index
Unit value	$503.96	$393.06	$423.87	$357.37	$324.99	$330.28	$299.39	$229.56	$201.73	$203.81
Number of units outstanding (000’s)	213	236	258	282	313	334	370	408	444	467
EQ/Conservative Allocation
Unit value	$12.99	$12.08	$12.46	$12.06	$11.90	$12.12	$12.00	$11.68	$11.34	$11.31
Number of units outstanding (000’s)	9,598	10,718	11,833	14,474	15,103	16,844	20,639	27,024	26,538	25,752
EQ/Conservative Growth Strategy
Unit value	$15.59	$13.97	$14.67	$13.80	$13.35	$13.62	$13.33	$12.25	$11.61	$11.96
Number of units outstanding (000’s)	1,817	2,119	2,419	2,771	3,035	3,124	3,494	5,246	4,541	3,348
EQ/Conservative Strategy
Unit value	$12.64	$11.79	$12.14	$11.83	$11.69	$11.89	$11.77	$11.45	$11.14	$11.23
Number of units outstanding (000’s)	1,192	1,403	1,589	1,813	1,848	2,062	2,309	3,627	3,004	1,855
EQ/Conservative-Plus Allocation
Unit value	$14.68	$13.14	$13.85	$12.93	$12.54	$12.82	$12.62	$11.63	$11.00	$11.25
Number of units outstanding (000’s)	8,651	9,469	10,786	12,186	13,391	14,883	17,375	20,583	20,717	20,999
EQ/Core Bond Index
Unit value	$14.04	$13.42	$13.60	$13.62	$13.64	$13.80	$13.68	$14.13	$13.91	$13.48
Number of units outstanding (000’s)	11,662	12,408	12,985	13,480	14,555	15,513	16,981	9,765	9,160	9,069
EQ/Equity 500 Index
Unit value	$66.13	$51.40	$54.93	$46.09	$42.09	$42.42	$38.14	$29.45	$25.96	$25.98
Number of units outstanding (000’s)	3,449	3,784	4,045	4,211	4,393	4,461	4,537	4,671	4,883	5,014
EQ/Franklin Balanced Managed Volatility
Unit value	$15.31	$13.34	$14.16	$13.08	$12.03	$12.60	$12.05	$10.68	$9.75	$9.90
Number of units outstanding (000’s)	5,773	6,641	7,375	7,750	8,477	9,704	8,940	8,436	7,905	7,472
EQ/Franklin Small Cap Value Managed Volatility
Unit value	$18.00	$14.57	$16.98	$15.43	$12.55	$13.64	$13.57	$10.08	$8.77	$9.85
Number of units outstanding (000’s)	993	1,097	1,260	1,477	1,538	1,661	1,893	2,413	2,620	2,403
EQ/Franklin Templeton Allocation Managed Volatility
Unit value	$13.73	$11.41	$12.69	$11.21	$10.40	$10.87	$10.47	$8.62	$7.64	$8.12
Number of units outstanding (000’s)	12,007	13,667	15,344	16,647	18,931	20,306	22,046	24,354	26,377	27,864
EQ/Global Equity Managed Volatility
Unit value	$27.35	$22.17	$25.64	$20.66	$20.08	$20.76	$20.73	$17.50	$15.19	$17.60
Number of units outstanding (000’s)	4,557	5,079	5,593	6,230	6,965	7,518	8,620	7,373	7,953	8,828

Unit values and number of units outstanding at year end for each variable investment option, except for those options being offered for the first time after December 31, 2019.  (continued)

	For the years ending December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
EQ/Growth Strategy
Unit value	$20.82	$17.58	$19.02	$16.99	$15.96	$16.37	$15.75	$13.31	$12.15	$12.91
Number of units outstanding (000’s)	6,603	7,775	8,598	9,071	9,381	9,714	9,821	11,895	10,548	8,601
EQ/Intermediate Government Bond
Unit value	$19.06	$18.59	$18.73	$18.96	$19.17	$19.39	$19.40	$20.03	$20.15	$19.44
Number of units outstanding (000’s)	1,326	1,455	1,523	1,573	1,606	1,768	1,946	2,417	2,375	2,228
EQ/International Core Managed Volatility
Unit value	$14.72	$12.21	$14.58	$11.72	$11.88	$12.62	$13.67	$11.81	$10.32	$12.62
Number of units outstanding (000’s)	7,582	8,327	8,945	9,799	10,657	11,444	12,569	5,881	6,306	6,351
EQ/International Equity Index
Unit value	$15.93	$13.25	$15.87	$13.08	$13.00	$13.49	$14.72	$12.31	$10.75	$12.44
Number of units outstanding (000’s)	4,923	5,197	5,481	5,647	6,097	5,713	5,844	5,593	6,041	6,247
EQ/International Value Managed Volatility
Unit value	$21.39	$17.71	$21.54	$17.74	$17.88	$18.76	$20.53	$17.47	$15.11	$18.30
Number of units outstanding (000’s)	2,562	2,789	2,947	3,278	3,535	3,723	4,007	4,684	5,124	5,532
EQ/Janus Enterprise
Unit value	$31.11	$23.15	$23.95	$19.02	$20.19	$21.70	$22.20	$16.28	$15.20	$16.73
Number of units outstanding (000’s)	2,668	2,955	3,221	3,551	4,035	4,410	5,164	6,105	6,242	5,888
EQ/Large Cap Core Managed Volatility
Unit value	$21.10	$16.49	$17.90	$14.91	$13.79	$13.95	$12.70	$9.80	$8.66	$9.18
Number of units outstanding (000’s)	7,423	8,232	9,332	10,512	12,039	13,463	15,486	2,088	2,281	2,525
EQ/Large Cap Growth Index
Unit value	$21.45	$16.10	$16.74	$13.15	$12.56	$12.17	$11.01	$8.44	$7.48	$7.42
Number of units outstanding (000’s)	5,210	5,635	6,249	6,593	7,249	6,916	7,133	6,653	7,060	7,310
EQ/Large Cap Growth Managed Volatility
Unit value	$40.37	$30.66	$32.10	$25.24	$24.29	$23.72	$21.69	$16.27	$14.53	$15.32
Number of units outstanding (000’s)	9,542	10,707	12,156	13,632	15,571	17,631	20,677	4,081	4,411	2,793
EQ/Large Cap Value Index
Unit value	$12.59	$10.18	$11.35	$10.20	$8.90	$9.46	$8.53	$6.58	$5.74	$5.84
Number of units outstanding (000’s)	4,596	4,915	5,409	5,905	6,199	6,368	6,156	5,757	6,597	2,766
EQ/Large Cap Value Managed Volatility
Unit value	$24.59	$19.91	$22.45	$20.03	$17.64	$18.67	$16.90	$12.95	$11.36	$12.15
Number of units outstanding (000’s)	10,691	11,947	13,283	14,633	16,478	18,475	21,370	5,492	6,058	6,685

Unit values and number of units outstanding at year end for each variable investment option, except for those options being offered for the first time after December 31, 2019.  (continued)

	For the years ending December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
EQ/Mid Cap Index
Unit value	$23.92	$19.38	$22.29	$19.61	$16.61	$17.36	$16.18	$12.40	$10.76	$11.20
Number of units outstanding (000’s)	4,222	4,641	5,121	5,375	5,772	5,843	6,322	6,584	6,910	7,480
EQ/Mid Cap Value Managed Volatility
Unit value	$30.83	$24.74	$28.98	$26.21	$22.62	$23.82	$21.82	$16.66	$14.26	$16.00
Number of units outstanding (000’s)	3,783	4,195	4,663	5,117	5,839	6,545	7,186	5,926	6,450	7,106
EQ/Moderate Allocation
Unit value	$63.47	$55.80	$59.52	$54.44	$52.49	$53.79	$53.03	$47.62	$44.46	$46.26
Number of units outstanding (000’s)	8,576	9,685	10,975	12,341	13,927	15,421	17,620	19,858	21,265	22,543
EQ/Moderate Growth Strategy
Unit value	$19.23	$16.56	$17.73	$16.11	$15.28	$15.65	$15.13	$13.15	$12.16	$12.78
Number of units outstanding (000’s)	7,923	9,172	10,228	11,051	11,724	12,452	13,334	17,133	15,302	11,497
EQ/Moderate-Plus Allocation
Unit value	$18.15	$15.36	$16.75	$14.81	$14.02	$14.43	$14.12	$11.98	$10.91	$11.66
Number of units outstanding (000’s)	54,831	60,602	67,460	74,331	83,519	91,618	104,418	119,079	130,217	139,811
EQ/Money Market
Unit value	$25.15	$25.17	$25.24	$25.54	$25.94	$26.35	$26.76	$27.18	$27.61	$28.05
Number of units outstanding (000’s)	1,372	1,491	1,411	1,594	1,894	1,838	2,525	2,652	3,062	2,790
EQ/Quality Bond PLUS
Unit value	$16.28	$15.65	$15.88	$15.91	$15.97	$16.19	$15.98	$16.61	$16.43	$16.49
Number of units outstanding (000’s)	7,781	8,652	9,284	9,347	10,315	11,420	12,967	4,524	4,345	4,269
EQ/Small Company Index
Unit value	$32.81	$26.62	$30.49	$27.16	$22.89	$24.36	$23.60	$17.44	$15.33	$16.22
Number of units outstanding (000’s)	2,229	2,429	2,649	2,841	3,136	3,300	3,586	3,874	4,203	4,357
EQ/Templeton Global Equity Managed Volatility
Unit value	$13.80	$11.59	$13.41	$11.23	$10.84	$11.30	$11.36	$9.09	$7.73	$8.57
Number of units outstanding (000’s)	2,287	2,572	2,933	3,026	3,230	3,280	3,271	3,522	3,403	3,481
Multimanager Technology
Unit value	$37.73	$27.80	$27.60	$20.15	$18.79	$17.95	$16.06	$12.03	$10.78	$11.50
Number of units outstanding (000’s)	2,845	3,127	3,412	3,685	4,093	4,189	4,392	5,169	5,030	5,183

The unit values and number of units outstanding shown below are for contracts offered under Separate Account No. 49 with the same daily asset charges of 1.60%.

Unit values and number of units outstanding at year end for each variable investment option, except for those options being offered for the first time after December 31, 2019.

	For the years ending December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
1290 VT GAMCO Mergers & Acquisitions
Unit value	$15.60	$14.60	$15.60	$14.93	$14.09	$13.95	$13.95	$12.77	$12.33	$12.37
Number of units outstanding (000’s)	153	163	193	211	235	240	268	264	274	216
1290 VT GAMCO Small Company Value
Unit value	$69.34	$57.13	$68.78	$60.20	$49.63	$53.48	$52.74	$38.52	$33.22	$34.98
Number of units outstanding (000’s)	155	181	208	235	256	302	329	331	354	380
1290 VT Socially Responsible
Unit value	$19.26	$15.03	$15.97	$13.48	$12.46	$12.60	$11.27	$8.53	$7.42	$7.52
Number of units outstanding (000’s)	120	130	155	156	207	184	233	213	160	169
EQ/400 Managed Volatility
Unit value	$16.25	$13.22	$15.31	$13.50	$11.46	$12.03	$11.23	—	—	—
Number of units outstanding (000’s)	1,059	1,183	1,433	1,634	1,713	1,818	1,980	—	—	—
EQ/2000 Managed Volatility
Unit value	$16.08	$13.13	$15.15	$13.53	$11.40	$12.21	$11.93	—	—	—
Number of units outstanding (000’s)	1,582	1,756	1,982	2,202	2,447	2,668	3,023	—	—	—
EQ/AB Short Duration Government Bond
Unit value	$9.21	$9.13	$9.17	$9.30	$9.44	$9.63	$9.84	—	—	—
Number of units outstanding (000’s)	1,702	1,722	1,693	1,904	2,230	2,517	2,674	—	—	—
EQ/AB Small Cap Growth
Unit value	$43.55	$34.63	$38.20	$31.65	$28.57	$29.90	$29.34	$21.58	$18.97	$19.41
Number of units outstanding (000’s)	528	571	615	688	775	849	979	1,090	1,239	1,416
EQ/Aggressive Allocation
Unit value	$19.91	$16.25	$18.10	$15.44	$14.43	$14.92	$14.48	$11.64	$10.36	$11.38
Number of units outstanding (000’s)	664	827	915	1,090	1,243	1,355	1,519	1,489	1,791	2,270
EQ/Clearbridge Select Equity Managed Volatility
Unit value	$17.93	$13.64	$15.42	$13.72	$12.32	$12.83	$11.88	$9.34	$8.31	$8.84
Number of units outstanding (000’s)	166	128	163	165	195	236	222	242	286	357
EQ/Common Stock Index
Unit value	$492.85	$384.59	$414.95	$350.03	$318.47	$323.83	$293.69	$225.31	$198.08	$200.24
Number of units outstanding (000’s)	74	86	102	112	126	142	156	179	201	228

Unit values and number of units outstanding at year end for each variable investment option, except for those options being offered for the first time after December 31, 2019.  (continued)

	For the years ending December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
EQ/Conservative Allocation
Unit value	$12.88	$11.99	$12.38	$11.98	$11.83	$12.05	$11.94	$11.63	$11.30	$11.27
Number of units outstanding (000’s)	2,005	2,240	2,297	2,763	2,827	3,196	3,170	4,085	4,084	3,607
EQ/Conservative-Plus Allocation
Unit value	$14.56	$13.04	$13.75	$12.84	$12.46	$12.75	$12.56	$11.58	$10.96	$11.21
Number of units outstanding (000’s)	1,309	1,467	1,591	1,744	1,905	2,071	2,434	2,704	2,628	3,058
EQ/Core Bond Index
Unit value	$13.89	$13.28	$13.47	$13.49	$13.52	$13.68	$13.57	$14.02	$13.81	$13.39
Number of units outstanding (000’s)	4,097	4,597	5,114	5,551	6,013	6,561	7,481	4,769	5,365	6,087
EQ/Equity 500 Index
Unit value	$65.27	$50.76	$54.27	$45.56	$41.62	$41.97	$37.75	$29.17	$25.73	$25.76
Number of units outstanding (000’s)	1,702	1,924	2,159	2,386	2,484	2,724	2,945	3,229	3,578	4,010
EQ/Franklin Balanced Managed Volatility
Unit value	$15.21	$13.26	$14.08	$13.01	$11.97	$12.54	$12.00	$10.65	$9.73	$9.88
Number of units outstanding (000’s)	1,183	1,348	1,585	1,810	1,928	1,866	1,477	1,196	1,039	1,118
EQ/Franklin Small Cap Value Managed Volatility
Unit value	$17.88	$14.48	$16.88	$15.35	$12.50	$13.59	$13.52	$10.05	$8.74	$9.83
Number of units outstanding (000’s)	75	68	97	147	120	125	127	138	129	137
EQ/Franklin Templeton Allocation Managed Volatility
Unit value	$13.64	$11.34	$12.62	$11.16	$10.36	$10.83	$10.43	$8.60	$7.62	$8.10
Number of units outstanding (000’s)	656	770	844	813	1,006	1,274	1,068	996	1,015	1,012
EQ/Global Equity Managed Volatility
Unit value	$27.04	$21.93	$25.38	$20.46	$19.90	$20.57	$20.56	$17.36	$15.08	$17.48
Number of units outstanding (000’s)	682	789	867	981	1,114	1,283	1,448	1,439	1,613	1,972
EQ/Intermediate Government Bond
Unit value	$18.79	$18.33	$18.48	$18.71	$18.93	$19.16	$19.17	$19.81	$19.94	$19.24
Number of units outstanding (000’s)	397	449	508	571	641	684	777	933	1,072	1,196
EQ/International Core Managed Volatility
Unit value	$14.57	$12.09	$14.44	$11.62	$11.78	$12.52	$13.57	$11.73	$10.25	$12.54
Number of units outstanding (000’s)	2,669	2,932	3,247	3,634	3,964	4,261	4,695	3,535	4,045	4,538
EQ/International Equity Index
Unit value	$15.74	$13.09	$15.69	$12.94	$12.86	$13.36	$14.58	$12.20	$10.66	$12.34
Number of units outstanding (000’s)	1,442	1,633	1,690	1,578	1,744	1,556	1,622	1,513	1,719	1,918

Unit values and number of units outstanding at year end for each variable investment option, except for those options being offered for the first time after December 31, 2019.  (continued)

	For the years ending December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
EQ/International Value Managed Volatility
Unit value	$21.14	$17.52	$21.32	$17.56	$17.71	$18.59	$20.35	$17.33	$15.00	$18.18
Number of units outstanding (000’s)	728	818	910	1,010	1,108	1,168	1,290	1,483	1,688	1,956
EQ/Janus Enterprise
Unit value	$30.87	$22.99	$23.80	$18.91	$20.08	$21.60	$22.10	$16.21	$15.15	$16.68
Number of units outstanding (000’s)	271	292	282	280	352	411	498	515	562	616
EQ/Large Cap Core Managed Volatility
Unit value	$20.87	$16.32	$17.73	$14.77	$13.67	$13.84	$12.60	$9.73	$8.60	$9.13
Number of units outstanding (000’s)	5,774	6,547	7,476	8,486	9,475	10,725	12,337	2,226	2,552	2,981
EQ/Large Cap Growth Index
Unit value	$21.23	$15.94	$16.58	$13.04	$12.46	$12.07	$10.93	$8.38	$7.43	$7.37
Number of units outstanding (000’s)	1,875	2,046	2,335	2,688	3,088	3,391	3,803	4,319	4,842	5,531
EQ/Large Cap Growth Managed Volatility
Unit value	$39.91	$30.33	$31.77	$24.98	$24.06	$23.51	$21.51	$16.14	$14.42	$15.21
Number of units outstanding (000’s)	3,706	4,194	4,831	5,553	6,285	7,000	7,934	1,933	2,184	1,649
EQ/Large Cap Value Index
Unit value	$12.50	$10.11	$11.28	$10.14	$8.85	$9.41	$8.49	$6.56	$5.72	$5.83
Number of units outstanding (000’s)	693	713	775	860	849	911	759	524	636	306
EQ/Large Cap Value Managed Volatility
Unit value	$24.31	$19.70	$22.22	$19.84	$17.48	$18.51	$16.76	$12.86	$11.28	$12.07
Number of units outstanding (000’s)	5,480	6,195	7,019	7,869	8,807	9,892	11,130	6,344	7,113	8,017
EQ/Mid Cap Index
Unit value	$23.69	$19.20	$22.10	$19.44	$16.48	$17.24	$16.07	$12.32	$10.70	$11.14
Number of units outstanding (000’s)	1,625	1,791	1,986	2,169	2,309	2,501	2,748	3,007	3,332	3,823
EQ/Mid Cap Value Managed Volatility
Unit value	$30.48	$24.47	$28.68	$25.95	$22.41	$23.61	$21.64	$16.53	$14.16	$15.88
Number of units outstanding (000’s)	1,526	1,724	1,980	2,238	2,501	2,753	3,012	2,274	2,583	2,940
EQ/Moderate Allocation
Unit value	$62.39	$54.88	$58.57	$53.59	$51.69	$53.00	$52.28	$46.97	$43.87	$45.68
Number of units outstanding (000’s)	1,242	1,387	1,482	1,647	1,866	2,101	2,306	2,458	2,775	2,933
EQ/Moderate-Plus Allocation
Unit value	$18.00	$15.25	$16.63	$14.71	$13.94	$14.35	$14.05	$11.92	$10.86	$11.62
Number of units outstanding (000’s)	3,145	3,546	4,129	4,459	4,824	5,264	5,692	5,984	6,637	7,603

Unit values and number of units outstanding at year end for each variable investment option, except for those options being offered for the first time after December 31, 2019.  (continued)

	For the years ending December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
EQ/Money Market
Unit value	$24.67	$24.70	$24.78	$25.09	$25.49	$25.91	$26.33	$26.76	$27.19	$27.63
Number of units outstanding (000’s)	572	738	716	821	836	920	1,189	1,331	1,664	1,996
EQ/Quality Bond PLUS
Unit value	$16.06	$15.45	$15.69	$15.72	$15.79	$16.01	$15.81	$16.45	$16.28	$16.35
Number of units outstanding (000’s)	1,933	2,135	2,423	2,658	2,948	3,301	3,659	1,104	1,226	1,310
EQ/Small Company Index
Unit value	$32.45	$26.34	$30.18	$26.90	$22.68	$24.15	$23.41	$17.31	$15.23	$16.12
Number of units outstanding (000’s)	577	641	707	773	813	881	1,021	1,066	1,200	1,345
EQ/Templeton Global Equity Managed Volatility
Unit value	$13.71	$11.52	$13.33	$11.17	$10.78	$11.26	$11.31	$9.06	$7.71	$8.55
Number of units outstanding (000’s)	366	412	499	482	535	617	549	371	394	377
Multimanager Technology
Unit value	$37.39	$27.56	$27.38	$20.00	$18.66	$17.84	$15.96	$11.96	$10.72	$11.45
Number of units outstanding (000’s)	733	840	947	1,054	1,148	1,265	1,274	1,482	1,668	1,814

The unit values and number of units outstanding shown below are for contracts offered under Separate Account No. 49 with the same daily asset charges of 1.65%.

Unit values and number of units outstanding at year end for each variable investment option, except for those options being offered for the first time after December 31, 2019.

	For the years ending December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
1290 VT GAMCO Mergers & Acquisitions
Unit value	$15.48	$14.49	$15.50	$14.84	$14.01	$13.88	$13.89	$12.72	$12.29	$12.33
Number of units outstanding (000’s)	1,984	2,172	2,448	2,758	3,186	3,592	3,792	3,767	4,153	3,441
1290 VT GAMCO Small Company Value
Unit value	$68.24	$56.25	$67.76	$59.34	$48.94	$52.77	$52.06	$38.05	$32.83	$34.59
Number of units outstanding (000’s)	2,207	2,413	2,748	2,967	3,302	3,661	4,146	4,342	4,688	4,778
1290 VT Socially Responsible
Unit value	$25.51	$19.91	$21.17	$17.88	$16.53	$16.73	$14.97	$11.33	$9.87	$10.01
Number of units outstanding (000’s)	647	645	740	714	902	834	894	800	846	913
EQ/400 Managed Volatility
Unit value	$16.19	$13.18	$15.27	$13.48	$11.45	$12.02	$11.23	—	—	—
Number of units outstanding (000’s)	3,551	4,050	4,399	4,575	5,192	5,555	6,363	—	—	—
EQ/2000 Managed Volatility
Unit value	$16.03	$13.10	$15.12	$13.50	$11.39	$12.20	$11.92	—	—	—
Number of units outstanding (000’s)	5,015	5,631	6,156	6,792	7,770	8,614	10,283	—	—	—
EQ/AB Short Duration Government Bond
Unit value	$9.18	$9.10	$9.15	$9.28	$9.42	$9.63	$9.84	—	—	—
Number of units outstanding (000’s)	15,623	16,976	17,211	19,245	20,353	22,748	26,359	—	—	—
EQ/AB Small Cap Growth
Unit value	$34.58	$27.51	$30.37	$25.17	$22.73	$23.81	$23.37	$17.20	$15.13	$15.48
Number of units outstanding (000’s)	2,536	2,816	3,008	3,209	3,585	3,676	4,353	4,068	4,294	4,251
EQ/Aggressive Allocation
Unit value	$21.87	$17.86	$19.90	$16.99	$15.88	$16.43	$15.95	$12.83	$11.43	$12.56
Number of units outstanding (000’s)	37,498	42,233	46,310	49,890	55,955	60,365	67,306	73,856	81,740	86,614
EQ/Balanced Strategy
Unit value	$16.89	$14.85	$15.76	$14.58	$13.99	$14.32	$13.95	$12.47	$11.69	$12.17
Number of units outstanding (000’s)	2,949	3,234	3,567	3,842	4,204	4,794	5,609	9,933	6,698	4,678
EQ/Clearbridge Select Equity Managed Volatility
Unit value	$17.80	$13.56	$15.33	$13.65	$12.26	$12.77	$11.84	$9.31	$8.29	$8.82
Number of units outstanding (000’s)	3,585	3,916	4,333	4,670	5,333	5,906	6,618	8,058	8,847	9,869

Unit values and number of units outstanding at year end for each variable investment option, except for those options being offered for the first time after December 31, 2019.  (continued)

	For the years ending December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
EQ/Common Stock Index
Unit value	$27.14	$21.19	$22.87	$19.30	$17.57	$17.88	$16.22	$12.45	$10.95	$11.08
Number of units outstanding (000’s)	4,241	4,702	5,259	5,744	6,190	6,573	7,094	6,562	6,758	7,497
EQ/Conservative Allocation
Unit value	$13.38	$12.45	$12.86	$12.46	$12.31	$12.55	$12.43	$12.12	$11.78	$11.75
Number of units outstanding (000’s)	18,620	20,338	22,707	26,857	27,876	30,350	36,810	52,963	56,298	54,990
EQ/Conservative Growth Strategy
Unit value	$15.43	$13.83	$14.54	$13.69	$13.26	$13.55	$13.27	$12.21	$11.58	$11.94
Number of units outstanding (000’s)	1,798	2,052	2,256	2,568	2,885	3,243	3,734	6,357	4,565	3,038
EQ/Conservative Strategy
Unit value	$12.51	$11.67	$12.04	$11.74	$11.61	$11.82	$11.72	$11.41	$11.11	$11.21
Number of units outstanding (000’s)	1,051	1,128	1,312	1,663	1,720	1,987	2,309	4,785	3,543	2,134
EQ/Conservative-Plus Allocation
Unit value	$15.37	$13.77	$14.53	$13.58	$13.18	$13.49	$13.29	$12.26	$11.61	$11.89
Number of units outstanding (000’s)	16,527	18,186	20,429	23,314	25,313	28,568	33,466	40,946	44,468	46,837
EQ/Core Bond Index
Unit value	$10.58	$10.13	$10.27	$10.29	$10.32	$10.45	$10.37	$10.72	$10.57	$10.25
Number of units outstanding (000’s)	20,715	22,757	23,999	25,519	26,098	28,609	31,741	15,789	15,379	15,758
EQ/Equity 500 Index
Unit value	$30.30	$23.58	$25.22	$21.18	$19.36	$19.54	$17.58	$13.59	$11.99	$12.01
Number of units outstanding (000’s)	14,970	16,255	17,673	18,351	18,167	18,268	17,846	17,010	15,594	17,472
EQ/Franklin Balanced Managed Volatility
Unit value	$15.11	$13.18	$14.00	$12.94	$11.91	$12.49	$11.96	$10.61	$9.70	$9.86
Number of units outstanding (000’s)	12,047	13,431	15,198	16,862	18,179	21,297	19,835	20,166	18,816	20,186
EQ/Franklin Small Cap Value Managed Volatility
Unit value	$17.76	$14.39	$16.78	$15.27	$12.44	$13.53	$13.47	$10.02	$8.72	$9.81
Number of units outstanding (000’s)	1,995	2,142	2,500	2,923	3,225	3,403	4,088	4,623	4,691	4,425
EQ/Franklin Templeton Allocation Managed Volatility
Unit value	$13.55	$11.28	$12.55	$11.10	$10.31	$10.79	$10.40	$8.57	$7.60	$8.09
Number of units outstanding (000’s)	29,582	33,829	37,641	41,222	46,612	50,920	55,741	61,269	66,778	72,176
EQ/Global Equity Managed Volatility
Unit value	$35.88	$29.12	$33.71	$27.19	$26.46	$27.37	$27.37	$23.12	$20.10	$23.30
Number of units outstanding (000’s)	4,766	5,299	5,943	6,599	7,493	8,549	9,769	7,760	8,714	10,073

Unit values and number of units outstanding at year end for each variable investment option, except for those options being offered for the first time after December 31, 2019.  (continued)

	For the years ending December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
EQ/Growth Strategy
Unit value	$20.59	$17.41	$18.85	$16.85	$15.85	$16.28	$15.67	$13.26	$12.12	$12.89
Number of units outstanding (000’s)	7,840	8,549	9,130	9,794	10,557	11,607	13,365	19,063	13,966	10,299
EQ/Intermediate Government Bond
Unit value	$10.47	$10.22	$10.31	$10.45	$10.58	$10.71	$10.72	$11.08	$11.16	$10.78
Number of units outstanding (000’s)	3,057	2,789	2,740	3,160	3,414	3,412	3,689	4,947	5,170	5,599
EQ/International Core Managed Volatility
Unit value	$17.14	$14.23	$17.00	$13.69	$13.89	$14.76	$16.01	$13.85	$12.11	$14.82
Number of units outstanding (000’s)	11,396	12,742	13,949	15,158	16,754	17,887	20,329	10,713	11,646	12,040
EQ/International Equity Index
Unit value	$15.66	$13.04	$15.63	$12.89	$12.83	$13.33	$14.56	$12.18	$10.65	$12.34
Number of units outstanding (000’s)	9,669	10,438	10,945	10,884	11,561	10,072	9,667	9,104	9,683	10,663
EQ/International Value Managed Volatility
Unit value	$16.81	$13.94	$16.97	$13.99	$14.11	$14.82	$16.23	$13.83	$11.97	$14.52
Number of units outstanding (000’s)	4,263	4,708	5,111	5,587	6,195	6,344	6,963	7,569	8,297	9,253
EQ/Janus Enterprise
Unit value	$30.65	$22.83	$23.64	$18.79	$19.97	$21.49	$22.01	$16.15	$15.10	$16.63
Number of units outstanding (000’s)	3,622	4,126	4,348	4,841	5,627	6,229	6,931	8,204	9,135	9,351
EQ/Large Cap Core Managed Volatility
Unit value	$27.12	$21.22	$23.06	$19.22	$17.79	$18.03	$16.42	$12.69	$11.22	$11.92
Number of units outstanding (000’s)	12,155	13,865	15,625	17,262	19,607	21,602	24,861	1,385	1,518	1,657
EQ/Large Cap Growth Index
Unit value	$37.50	$28.17	$29.31	$23.06	$22.05	$21.38	$19.37	$14.86	$13.17	$13.08
Number of units outstanding (000’s)	4,432	4,740	5,082	5,231	5,640	5,255	5,151	3,859	4,033	3,861
EQ/Large Cap Growth Managed Volatility
Unit value	$34.70	$26.39	$27.66	$21.76	$20.97	$20.49	$18.76	$14.09	$12.59	$13.29
Number of units outstanding (000’s)	18,662	21,232	24,086	26,930	30,892	34,778	40,272	8,094	8,906	2,226
EQ/Large Cap Value Index
Unit value	$12.41	$10.04	$11.21	$10.09	$8.80	$9.37	$8.46	$6.53	$5.70	$5.81
Number of units outstanding (000’s)	10,673	11,682	12,417	12,861	13,238	13,892	13,682	12,707	13,669	6,525
EQ/Large Cap Value Managed Volatility
Unit value	$20.79	$16.85	$19.02	$16.99	$14.98	$15.87	$14.37	$11.03	$9.68	$10.37
Number of units outstanding (000’s)	19,856	22,404	25,002	27,759	31,475	35,222	40,619	11,511	12,952	14,184

Unit values and number of units outstanding at year end for each variable investment option, except for those options being offered for the first time after December 31, 2019.  (continued)

	For the years ending December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
EQ/Mid Cap Index
Unit value	$27.59	$22.38	$25.77	$22.69	$19.23	$20.13	$18.78	$14.40	$12.51	$13.03
Number of units outstanding (000’s)	6,534	7,234	7,938	8,361	8,825	8,742	9,959	9,443	9,217	10,198
EQ/Mid Cap Value Managed Volatility
Unit value	$27.41	$22.01	$25.82	$23.37	$20.19	$21.29	$19.52	$14.91	$12.78	$14.35
Number of units outstanding (000’s)	8,009	8,981	9,980	11,157	12,495	13,663	15,176	13,053	14,367	16,208
EQ/Moderate Allocation
Unit value	$16.50	$14.52	$15.51	$14.20	$13.70	$14.05	$13.87	$12.47	$11.65	$12.14
Number of units outstanding (000’s)	68,967	76,767	85,993	96,121	108,031	121,461	138,175	157,027	169,487	182,689
EQ/Moderate Growth Strategy
Unit value	$19.02	$16.39	$17.57	$15.98	$15.18	$15.56	$15.06	$13.10	$12.13	$12.76
Number of units outstanding (000’s)	6,327	6,903	7,581	8,237	9,027	10,597	11,837	19,453	13,647	9,422
EQ/Moderate-Plus Allocation
Unit value	$19.73	$16.72	$18.25	$16.15	$15.30	$15.76	$15.45	$13.11	$11.95	$12.79
Number of units outstanding (000’s)	118,808	132,498	147,380	162,408	181,545	200,647	225,044	255,021	280,250	306,839
EQ/Money Market
Unit value	$9.11	$9.12	$9.16	$9.27	$9.43	$9.59	$9.75	$9.91	$10.08	$10.25
Number of units outstanding (000’s)	3,444	4,066	3,856	5,175	5,724	5,684	9,546	8,705	11,708	10,912
EQ/Quality Bond PLUS
Unit value	$10.74	$10.33	$10.50	$10.53	$10.58	$10.73	$10.60	$11.03	$10.93	$10.98
Number of units outstanding (000’s)	13,530	14,300	15,946	17,541	19,786	21,984	26,638	8,669	8,789	9,470
EQ/Small Company Index
Unit value	$28.32	$23.00	$26.37	$23.52	$19.84	$21.14	$20.50	$15.16	$13.34	$14.13
Number of units outstanding (000’s)	3,823	4,144	4,538	4,862	5,268	5,191	5,968	6,253	6,576	7,175
EQ/Templeton Global Equity Managed Volatility
Unit value	$13.61	$11.44	$13.26	$11.11	$10.73	$11.21	$11.27	$9.03	$7.69	$8.53
Number of units outstanding (000’s)	5,844	6,526	7,101	7,416	8,299	8,765	8,818	7,724	7,664	8,076
Multimanager Technology
Unit value	$43.62	$32.17	$31.98	$23.37	$21.81	$20.86	$18.68	$14.01	$12.56	$13.42
Number of units outstanding (000’s)	3,301	3,675	4,000	4,298	4,713	4,847	4,663	5,209	5,819	5,979

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

FSA-1

Report of Independent Registered Public Accounting Firm

To the Board of Directors of AXA Equitable Life Insurance Company

and the Contractowners of Separate Account No. 49 of AXA Equitable Life Insurance Company

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the variable investment options of Separate Account No. 49 of AXA Equitable Life Insurance Company indicated in the table below as of December 31, 2019, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the variable investment options of Separate Account No. 49 of AXA Equitable Life Insurance Company as of December 31, 2019, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

1290 VT GAMCO MERGERS & ACQUISITIONS(1)	EQ/GROWTH STRATEGY(1)
1290 VT GAMCO SMALL COMPANY VALUE(1)	EQ/INTERMEDIATE GOVERNMENT BOND(1)
1290 VT SOCIALLY RESPONSIBLE(1)	EQ/INTERNATIONAL CORE MANAGED VOLATILITY(1)
EQ/400 MANAGED VOLATILITY(1)	EQ/INTERNATIONAL EQUITY INDEX(1)
EQ/2000 MANAGED VOLATILITY(1)	EQ/INTERNATIONAL VALUE MANAGED VOLATILITY(1)
EQ/AB SHORT DURATION GOVERNMENT BOND(1)	EQ/JANUS ENTERPRISE(1)
EQ/AB SMALL CAP GROWTH(1)	EQ/LARGE CAP CORE MANAGED VOLATILITY(1)
EQ/AGGRESSIVE ALLOCATION(1)	EQ/LARGE CAP GROWTH INDEX(1)
EQ/BALANCED STRATEGY(1)	EQ/LARGE CAP GROWTH MANAGED VOLATILITY(1)
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY(1)	EQ/LARGE CAP VALUE INDEX(1)
EQ/COMMON STOCK INDEX(1)	EQ/LARGE CAP VALUE MANAGED VOLATILITY(1)
EQ/CONSERVATIVE ALLOCATION(1)	EQ/MID CAP INDEX(1)
EQ/CONSERVATIVE GROWTH STRATEGY(1)	EQ/MID CAP VALUE MANAGED VOLATILITY(1)
EQ/CONSERVATIVE STRATEGY(1)	EQ/MODERATE ALLOCATION(1)
EQ/CONSERVATIVE-PLUS ALLOCATION(1)	EQ/MODERATE GROWTH STRATEGY(1)
EQ/CORE BOND INDEX(1)	EQ/MODERATE-PLUS ALLOCATION(1)
EQ/EQUITY 500 INDEX(1)	EQ/MONEY MARKET(1)
EQ/FRANKLIN BALANCED MANAGED VOLATILITY(1)	EQ/QUALITY BOND PLUS(1)
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY(1)	EQ/SMALL COMPANY INDEX(1)
EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY(1)	EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY(1)
EQ/GLOBAL EQUITY MANAGED VOLATILITY(1)	MULTIMANAGER TECHNOLOGY(1)

(1)	Statement of operations for the year ended December 31, 2019 and statement of changes in net assets for the years ended December 31, 2019 and 2018.

Basis for Opinions

These financial statements are the responsibility of the AXA Equitable Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the variable investment options of Separate Account No. 49 of AXA Equitable Life Insurance Company based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to each of the variable investment options of Separate Account No. 49 of AXA Equitable Life Insurance Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31,

FSA-2

2019 by correspondence with the transfer agents of the investee mutual funds or the investee mutual funds directly. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Charlotte, NC

April 20, 2020

We have served as the auditor of one or more of the variable investment options of Separate Account No. 49 of AXA Equitable Life Insurance Company since 1996.

FSA-3

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2019

	1290 VT GAMCO MERGERS & ACQUISITIONS*	1290 VT GAMCO SMALL COMPANY VALUE*	1290 VT SOCIALLY RESPONSIBLE*	EQ/400 MANAGED VOLATILITY*	EQ/2000 MANAGED VOLATILITY*	EQ/AB SHORT DURATION GOVERNMENT BOND*
Assets:
Investments in shares of the Portfolios, at fair value	$132,386,517	$780,344,039	$84,565,838	$286,839,692	$460,874,670	$468,874,723
Receivable for shares of the Portfolios sold	11,970	78,789	147,326	45,944	137,298	—
Receivable for policy-related transactions	—	—	—	—	—	590,873

Total assets	132,398,487	780,422,828	84,713,164	286,885,636	461,011,968	469,465,596

Liabilities:
Payable for shares of the Portfolios purchased	—	—	—	—	—	590,872
Payable for policy-related transactions	11,970	78,789	147,326	45,943	137,298	—

Total liabilities	11,970	78,789	147,326	45,943	137,298	590,872

Net Assets	$132,386,517	$780,344,039	$84,565,838	$286,839,693	$460,874,670	$468,874,724

Net Assets:
Accumulation unit values	$132,273,328	$780,265,287	$84,475,007	$286,744,594	$460,531,529	$468,548,665
Retained by AXA Equitable in Separate Account No. 49	113,189	78,752	90,831	95,099	343,141	326,059

Total Net Assets	$132,386,517	$780,344,039	$84,565,838	$286,839,693	$460,874,670	$468,874,724

Investments in shares of the Portfolios, at cost	$141,091,412	$665,686,272	$72,202,878	$269,100,366	$421,919,749	$470,361,674

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-4

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	EQ/AB SMALL CAP GROWTH*	EQ/AGGRESSIVE ALLOCATION*	EQ/BALANCED STRATEGY*	EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY*	EQ/COMMON STOCK INDEX*	EQ/CONSERVATIVE ALLOCATION*
Assets:
Investments in shares of the Portfolios, at fair value	$480,513,855	$2,315,056,492	$353,264,278	$170,060,579	$843,195,150	$853,690,300
Receivable for shares of the Portfolios sold	47,283	228,881	87,466	18,952	80,867	198,721

Total assets	480,561,138	2,315,285,373	353,351,744	170,079,531	843,276,017	853,889,021

Liabilities:
Payable for policy-related transactions	47,283	228,881	87,466	18,952	80,867	198,721

Total liabilities	47,283	228,881	87,466	18,952	80,867	198,721

Net Assets	$480,513,855	$2,315,056,492	$353,264,278	$170,060,579	$843,195,150	$853,690,300

Net Assets:
Accumulation unit values	$480,449,205	$2,315,011,408	$353,244,512	$170,029,875	$842,996,835	$853,548,730
Retained by AXA Equitable in Separate Account No. 49	64,650	45,084	19,766	30,704	198,315	141,570

Total Net Assets	$480,513,855	$2,315,056,492	$353,264,278	$170,060,579	$843,195,150	$853,690,300

Investments in shares of the Portfolios, at cost	$505,343,852	$2,171,530,939	$289,050,523	$174,106,514	$503,453,953	$858,701,963

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-5

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	EQ/CONSERVATIVE GROWTH STRATEGY*	EQ/CONSERVATIVE STRATEGY*	EQ/CONSERVATIVE- PLUS ALLOCATION*	EQ/CORE BOND INDEX*	EQ/EQUITY 500 INDEX*	EQ/FRANKLIN BALANCED MANAGED VOLATILITY*
Assets:
Investments in shares of the Portfolios, at fair value	$129,071,152	$72,665,707	$894,572,555	$1,210,032,098	$2,056,983,874	$634,097,121
Receivable for shares of the Portfolios sold	5,432	5,016	13,907	411,868	321,054	29,546

Total assets	129,076,584	72,670,723	894,586,462	1,210,443,966	2,057,304,928	634,126,667

Liabilities:
Payable for policy-related transactions	5,432	5,016	13,908	411,868	321,054	29,546

Total liabilities	5,432	5,016	13,908	411,868	321,054	29,546

Net Assets	$129,071,152	$72,665,707	$894,572,554	$1,210,032,098	$2,056,983,874	$634,097,121

Net Assets:
Accumulation unit values	$129,062,331	$72,659,289	$894,482,382	$1,209,861,003	$2,056,845,295	$634,016,300
Retained by AXA Equitable in Separate Account No. 49	8,821	6,418	90,172	171,095	138,579	80,821

Total Net Assets	$129,071,152	$72,665,707	$894,572,554	$1,210,032,098	$2,056,983,874	$634,097,121

Investments in shares of the Portfolios, at cost	$111,167,026	$70,067,220	$897,998,496	$1,196,616,029	$1,379,221,068	$588,439,480

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-6

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY*	EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY*	EQ/GLOBAL EQUITY MANAGED VOLATILITY*	EQ/GROWTH STRATEGY*	EQ/INTERMEDIATE GOVERNMENT BOND*	EQ/INTERNATIONAL CORE MANAGED VOLATILITY*
Assets:
Investments in shares of the Portfolios, at fair value	$108,134,070	$1,003,645,240	$818,563,972	$638,296,379	$158,449,898	$845,154,889
Receivable for shares of the Portfolios sold	22,672	51,168	128,547	471,146	45,499	124,232

Total assets	108,156,742	1,003,696,408	818,692,519	638,767,525	158,495,397	845,279,121

Liabilities:
Payable for policy-related transactions	22,672	51,168	128,547	471,146	45,499	124,231

Total liabilities	22,672	51,168	128,547	471,146	45,499	124,231

Net Assets	$108,134,070	$1,003,645,240	$818,563,972	$638,296,379	$158,449,898	$845,154,890

Net Assets:
Accumulation unit values	$108,126,980	$1,003,495,945	$818,537,892	$638,272,606	$158,441,726	$845,097,502
Retained by AXA Equitable in Separate Account No. 49	7,090	149,295	26,080	23,773	8,172	57,388

Total Net Assets	$108,134,070	$1,003,645,240	$818,563,972	$638,296,379	$158,449,898	$845,154,890

Investments in shares of the Portfolios, at cost	$105,339,341	$940,462,054	$645,035,325	$478,253,696	$156,857,497	$702,842,070

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-7

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	EQ/INTERNATIONAL EQUITY INDEX*	EQ/INTERNATIONAL VALUE MANAGED VOLATILITY*	EQ/JANUS ENTERPRISE*	EQ/LARGE CAP CORE MANAGED VOLATILITY*	EQ/LARGE CAP GROWTH INDEX*	EQ/LARGE CAP GROWTH MANAGED VOLATILITY*
Assets:
Investments in shares of the Portfolios, at fair value	$650,654,557	$389,886,239	$465,009,116	$1,500,757,938	$761,949,743	$3,062,935,781
Receivable for shares of the Portfolios sold	271,518	121,390	120,367	194,026	1,065,641	481,373

Total assets	650,926,075	390,007,629	465,129,483	1,500,951,964	763,015,384	3,063,417,154

Liabilities:
Payable for policy-related transactions	271,518	121,390	120,366	194,026	1,065,642	481,373

Total liabilities	271,518	121,390	120,366	194,026	1,065,642	481,373

Net Assets	$650,654,557	$389,886,239	$465,009,117	$1,500,757,938	$761,949,742	$3,062,935,781

Net Assets:
Accumulation unit values	$650,621,755	$389,696,159	$464,970,120	$1,500,468,079	$761,787,590	$3,062,780,706
Retained by AXA Equitable in Separate Account No. 49	32,802	190,080	38,997	289,859	162,152	155,075

Total Net Assets	$650,654,557	$389,886,239	$465,009,117	$1,500,757,938	$761,949,742	$3,062,935,781

Investments in shares of the Portfolios, at cost	$591,543,051	$344,175,132	$402,171,050	$1,184,036,018	$613,350,364	$2,205,453,153

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-8

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	EQ/LARGE CAP VALUE INDEX*	EQ/LARGE CAP VALUE MANAGED VOLATILITY*	EQ/MID CAP INDEX*	EQ/MID CAP VALUE MANAGED VOLATILITY*	EQ/MODERATE ALLOCATION*	EQ/MODERATE GROWTH STRATEGY*
Assets:
Investments in shares of the Portfolios, at fair value	$452,422,962	$2,402,370,946	$839,825,653	$1,080,796,032	$3,949,367,747	$672,452,802
Receivable for shares of the Portfolios sold	227,894	700,690	234,634	158,457	717,562	64,781

Total assets	452,650,856	2,403,071,636	840,060,287	1,080,954,489	3,950,085,309	672,517,583

Liabilities:
Payable for policy-related transactions	227,894	700,690	234,634	158,457	717,563	64,781

Total liabilities	227,894	700,690	234,634	158,457	717,563	64,781

Net Assets	$452,422,962	$2,402,370,946	$839,825,653	$1,080,796,032	$3,949,367,746	$672,452,802

Net Assets:
Accumulation unit values	$452,360,546	$2,402,264,532	$839,769,689	$1,080,688,732	$3,949,020,220	$672,322,997
Retained by AXA Equitable in Separate Account No. 49	62,416	106,414	55,964	107,300	347,526	129,805

Total Net Assets	$452,422,962	$2,402,370,946	$839,825,653	$1,080,796,032	$3,949,367,746	$672,452,802

Investments in shares of the Portfolios, at cost	$410,203,195	$1,880,558,483	$701,163,983	$884,818,639	$3,838,506,355	$526,396,569

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-9

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	EQ/MODERATE- PLUS ALLOCATION*	EQ/MONEY MARKET*	EQ/QUALITY BOND PLUS*	EQ/SMALL COMPANY INDEX*	EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY*	MULTIMANAGER TECHNOLOGY*
Assets:
Investments in shares of the Portfolios, at fair value	$6,751,693,906	$747,077,628	$803,713,832	$501,766,437	$243,981,005	$691,359,134
Receivable for shares of the Portfolios sold	1,834,243	—	1,750,916	31,500	23,087	—
Receivable for policy-related transactions	—	92,305,531	—	—	—	1,833,594

Total assets	6,753,528,149	839,383,159	805,464,748	501,797,937	244,004,092	693,192,728

Liabilities:
Payable for shares of the Portfolios purchased	—	92,305,531	—	—	—	1,833,594
Payable for policy-related transactions	1,834,243	—	1,750,916	31,500	23,087	—

Total liabilities	1,834,243	92,305,531	1,750,916	31,500	23,087	1,833,594

Net Assets	$6,751,693,906	$747,077,628	$803,713,832	$501,766,437	$243,981,005	$691,359,134

Net Assets:
Accumulation unit values	$6,751,187,028	$747,014,821	$803,701,413	$501,743,396	$243,963,557	$691,308,944
Retained by AXA Equitable in Separate Account No. 49	506,878	62,807	12,419	23,041	17,448	50,190

Total Net Assets	$6,751,693,906	$747,077,628	$803,713,832	$501,766,437	$243,981,005	$691,359,134

Investments in shares of the Portfolios, at cost	$6,417,846,737	$747,082,122	$787,513,785	$511,649,769	$237,589,246	$544,813,534

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-10

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

The following table provides the Portfolio shares held by the Variable Investment Options of the Account:

	Share Class**	Portfolio Shares Held
1290 VT GAMCO MERGERS & ACQUISITIONS	IB	10,981,550

1290 VT GAMCO SMALL COMPANY VALUE	IB	13,027,220

1290 VT SOCIALLY RESPONSIBLE	IB	6,059,866

EQ/400 MANAGED VOLATILITY	IB	13,175,058

EQ/2000 MANAGED VOLATILITY	IB	22,337,210

EQ/AB SHORT DURATION GOVERNMENT BOND	IB	47,479,164

EQ/AB SMALL CAP GROWTH	IB	29,072,011

EQ/AGGRESSIVE ALLOCATION	B	201,289,242

EQ/BALANCED STRATEGY	IB	21,988,840

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	IB	23,264,150

EQ/COMMON STOCK INDEX	IB	23,140,446

EQ/CONSERVATIVE ALLOCATION	B	90,691,176

EQ/CONSERVATIVE GROWTH STRATEGY	IB	8,702,614

EQ/CONSERVATIVE STRATEGY	IB	5,880,597

EQ/CONSERVATIVE-PLUS ALLOCATION	B	91,839,860

EQ/CORE BOND INDEX	IB	119,819,385

EQ/EQUITY 500 INDEX	IB	40,534,890

EQ/FRANKLIN BALANCED MANAGED VOLATILITY	IB	56,474,594

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	IB	6,932,606

EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY	IB	110,329,706

EQ/GLOBAL EQUITY MANAGED VOLATILITY	IB	45,741,539

EQ/GROWTH STRATEGY	IB	33,016,894

EQ/INTERMEDIATE GOVERNMENT BOND	IB	15,349,623

EQ/INTERNATIONAL CORE MANAGED VOLATILITY	IB	75,722,946

EQ/INTERNATIONAL EQUITY INDEX	IB	67,066,679

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	IB	29,020,229

EQ/JANUS ENTERPRISE	IB	22,041,811

EQ/LARGE CAP CORE MANAGED VOLATILITY	IB	133,245,127

EQ/LARGE CAP GROWTH INDEX	IB	47,260,067

EQ/LARGE CAP GROWTH MANAGED VOLATILITY	IB	87,644,396

EQ/LARGE CAP VALUE INDEX	IB	49,341,097

EQ/LARGE CAP VALUE MANAGED VOLATILITY	IB	131,618,207

EQ/MID CAP INDEX	IB	58,293,266

EQ/MID CAP VALUE MANAGED VOLATILITY	IB	66,303,622

EQ/MODERATE ALLOCATION	B	283,287,137

EQ/MODERATE GROWTH STRATEGY	IB	37,861,359

EQ/MODERATE-PLUS ALLOCATION	B	608,776,046

EQ/MONEY MARKET	IB	747,073,363

The accompanying notes are an integral part of these financial statements.

FSA-11

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Share Class**	Portfolio Shares Held
EQ/QUALITY BOND PLUS	IB	93,042,079

EQ/SMALL COMPANY INDEX	IB	45,696,256

EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY	IB	20,595,964

MULTIMANAGER TECHNOLOGY	IB	23,335,701

The accompanying notes are an integral part of these financial statements.

**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.

The following table provides units outstanding and unit values associated with the Variable Investment Options of the Account and is further categorized by share class and contract charges:

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
1290 VT GAMCO MERGERS & ACQUISITIONS	1.20%	IB	$16.56	278
1290 VT GAMCO MERGERS & ACQUISITIONS	1.25%	IB	$16.43	1,174
1290 VT GAMCO MERGERS & ACQUISITIONS	1.30%	IB	$16.02	1,377
1290 VT GAMCO MERGERS & ACQUISITIONS	1.35%	IB	$16.19	62
1290 VT GAMCO MERGERS & ACQUISITIONS	1.40%	IB	$16.07	654
1290 VT GAMCO MERGERS & ACQUISITIONS	1.50%	IB	$15.83	1,318
1290 VT GAMCO MERGERS & ACQUISITIONS	1.55%	IB	$15.72	1,201
1290 VT GAMCO MERGERS & ACQUISITIONS	1.60%	IB	$15.60	153
1290 VT GAMCO MERGERS & ACQUISITIONS	1.65%	IB	$15.48	1,984
1290 VT GAMCO MERGERS & ACQUISITIONS	1.70%	IB	$15.37	125
1290 VT GAMCO MERGERS & ACQUISITIONS	1.80%	IB	$15.14	2

1290 VT GAMCO SMALL COMPANY VALUE	1.20%	IB	$78.76	391
1290 VT GAMCO SMALL COMPANY VALUE	1.25%	IB	$77.52	1,110
1290 VT GAMCO SMALL COMPANY VALUE	1.30%	IB	$118.31	1,236
1290 VT GAMCO SMALL COMPANY VALUE	1.35%	IB	$75.09	132
1290 VT GAMCO SMALL COMPANY VALUE	1.40%	IB	$73.91	760
1290 VT GAMCO SMALL COMPANY VALUE	1.50%	IB	$71.59	1,817
1290 VT GAMCO SMALL COMPANY VALUE	1.55%	IB	$70.45	1,975
1290 VT GAMCO SMALL COMPANY VALUE	1.60%	IB	$69.34	155
1290 VT GAMCO SMALL COMPANY VALUE	1.65%	IB	$68.24	2,207
1290 VT GAMCO SMALL COMPANY VALUE	1.70%	IB	$67.16	301
1290 VT GAMCO SMALL COMPANY VALUE	1.80%	IB	$65.05	2
1290 VT GAMCO SMALL COMPANY VALUE	1.90%	IB	$63.00	5

1290 VT SOCIALLY RESPONSIBLE	1.20%	IB	$20.92	237
1290 VT SOCIALLY RESPONSIBLE	1.25%	IB	$27.25	435
1290 VT SOCIALLY RESPONSIBLE	1.30%	IB	$26.97	370
1290 VT SOCIALLY RESPONSIBLE	1.35%	IB	$20.29	85
1290 VT SOCIALLY RESPONSIBLE	1.40%	IB	$20.08	386
1290 VT SOCIALLY RESPONSIBLE	1.50%	IB	$26.15	575
1290 VT SOCIALLY RESPONSIBLE	1.55%	IB	$19.46	569
1290 VT SOCIALLY RESPONSIBLE	1.60%	IB	$19.26	120
1290 VT SOCIALLY RESPONSIBLE	1.65%	IB	$25.51	647
1290 VT SOCIALLY RESPONSIBLE	1.70%	IB	$18.87	172
1290 VT SOCIALLY RESPONSIBLE	1.80%	IB	$18.48	1

EQ/400 MANAGED VOLATILITY	1.20%	IB	$16.69	1,821
EQ/400 MANAGED VOLATILITY	1.25%	IB	$16.63	1,850

The accompanying notes are an integral part of these financial statements.

FSA-12

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/400 MANAGED VOLATILITY	1.30%	IB	$16.58	1,738
EQ/400 MANAGED VOLATILITY	1.35%	IB	$16.52	179
EQ/400 MANAGED VOLATILITY	1.40%	IB	$16.47	2,891
EQ/400 MANAGED VOLATILITY	1.50%	IB	$16.36	2,254
EQ/400 MANAGED VOLATILITY	1.55%	IB	$16.30	1,674
EQ/400 MANAGED VOLATILITY	1.60%	IB	$16.25	1,059
EQ/400 MANAGED VOLATILITY	1.65%	IB	$16.19	3,551
EQ/400 MANAGED VOLATILITY	1.70%	IB	$16.14	447
EQ/400 MANAGED VOLATILITY	1.80%	IB	$16.03	7
EQ/400 MANAGED VOLATILITY	1.90%	IB	$15.92	2

EQ/2000 MANAGED VOLATILITY	0.95%	IB	$16.80	1
EQ/2000 MANAGED VOLATILITY	1.20%	IB	$16.52	2,679
EQ/2000 MANAGED VOLATILITY	1.25%	IB	$16.47	3,825
EQ/2000 MANAGED VOLATILITY	1.30%	IB	$16.41	2,504
EQ/2000 MANAGED VOLATILITY	1.35%	IB	$16.36	1,134
EQ/2000 MANAGED VOLATILITY	1.40%	IB	$16.30	3,420
EQ/2000 MANAGED VOLATILITY	1.50%	IB	$16.19	4,695
EQ/2000 MANAGED VOLATILITY	1.55%	IB	$16.14	2,916
EQ/2000 MANAGED VOLATILITY	1.60%	IB	$16.08	1,582
EQ/2000 MANAGED VOLATILITY	1.65%	IB	$16.03	5,015
EQ/2000 MANAGED VOLATILITY	1.70%	IB	$15.97	532
EQ/2000 MANAGED VOLATILITY	1.80%	IB	$15.87	25
EQ/2000 MANAGED VOLATILITY	1.90%	IB	$15.76	3

EQ/AB SHORT DURATION GOVERNMENT BOND	1.20%	IB	$9.46	1,570
EQ/AB SHORT DURATION GOVERNMENT BOND	1.25%	IB	$9.43	5,528
EQ/AB SHORT DURATION GOVERNMENT BOND	1.30%	IB	$9.40	7,473
EQ/AB SHORT DURATION GOVERNMENT BOND	1.35%	IB	$9.36	668
EQ/AB SHORT DURATION GOVERNMENT BOND	1.40%	IB	$9.33	3,107
EQ/AB SHORT DURATION GOVERNMENT BOND	1.50%	IB	$9.27	7,400
EQ/AB SHORT DURATION GOVERNMENT BOND	1.55%	IB	$9.24	5,960
EQ/AB SHORT DURATION GOVERNMENT BOND	1.60%	IB	$9.21	1,702
EQ/AB SHORT DURATION GOVERNMENT BOND	1.65%	IB	$9.18	15,623
EQ/AB SHORT DURATION GOVERNMENT BOND	1.70%	IB	$9.15	1,448
EQ/AB SHORT DURATION GOVERNMENT BOND	1.80%	IB	$9.08	12
EQ/AB SHORT DURATION GOVERNMENT BOND	1.90%	IB	$9.02	4

EQ/AB SMALL CAP GROWTH	0.95%	IB	$50.56	2
EQ/AB SMALL CAP GROWTH	1.20%	IB	$47.74	726
EQ/AB SMALL CAP GROWTH	1.25%	IB	$36.95	1,265
EQ/AB SMALL CAP GROWTH	1.30%	IB	$36.52	1,650
EQ/AB SMALL CAP GROWTH	1.35%	IB	$46.12	535
EQ/AB SMALL CAP GROWTH	1.40%	IB	$45.60	1,164
EQ/AB SMALL CAP GROWTH	1.50%	IB	$35.45	2,039
EQ/AB SMALL CAP GROWTH	1.55%	IB	$44.05	1,481
EQ/AB SMALL CAP GROWTH	1.60%	IB	$43.55	528
EQ/AB SMALL CAP GROWTH	1.65%	IB	$34.58	2,536
EQ/AB SMALL CAP GROWTH	1.70%	IB	$42.56	294
EQ/AB SMALL CAP GROWTH	1.80%	IB	$41.58	4
EQ/AB SMALL CAP GROWTH	1.90%	IB	$40.63	—

EQ/AGGRESSIVE ALLOCATION	1.15%	B	$21.41	457
EQ/AGGRESSIVE ALLOCATION	1.20%	B	$21.24	1,753

The accompanying notes are an integral part of these financial statements.

FSA-13

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/AGGRESSIVE ALLOCATION	1.25%	B	$23.37	8,491
EQ/AGGRESSIVE ALLOCATION	1.30%	B	$22.05	25,877
EQ/AGGRESSIVE ALLOCATION	1.35%	B	$20.73	441
EQ/AGGRESSIVE ALLOCATION	1.40%	B	$20.56	1,727
EQ/AGGRESSIVE ALLOCATION	1.50%	B	$22.42	8,655
EQ/AGGRESSIVE ALLOCATION	1.55%	B	$20.07	17,930
EQ/AGGRESSIVE ALLOCATION	1.60%	B	$19.91	664
EQ/AGGRESSIVE ALLOCATION	1.65%	B	$21.87	37,498
EQ/AGGRESSIVE ALLOCATION	1.70%	B	$21.69	2,702
EQ/AGGRESSIVE ALLOCATION	1.70%	B	$21.69	359
EQ/AGGRESSIVE ALLOCATION	1.90%	B	$18.97	31

EQ/BALANCED STRATEGY	1.15%	IB	$11.36	155
EQ/BALANCED STRATEGY	1.30%	IB	$17.54	13,548
EQ/BALANCED STRATEGY	1.35%	IB	$11.32	20
EQ/BALANCED STRATEGY	1.55%	IB	$17.08	3,540
EQ/BALANCED STRATEGY	1.65%	IB	$16.89	2,949
EQ/BALANCED STRATEGY	1.70%	IB	$16.80	197

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.20%	IB	$18.92	214
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.25%	IB	$18.79	1,016
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.30%	IB	$18.67	1,790
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.35%	IB	$18.54	69
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.40%	IB	$18.42	307
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.50%	IB	$18.17	674
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.55%	IB	$18.05	1,179
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.60%	IB	$17.93	166
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.65%	IB	$17.80	3,586
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.70%	IB	$17.68	350

EQ/COMMON STOCK INDEX	0.95%	IB	$658.08	—
EQ/COMMON STOCK INDEX	1.20%	IB	$588.92	99
EQ/COMMON STOCK INDEX	1.25%	IB	$29.00	3,378
EQ/COMMON STOCK INDEX	1.30%	IB	$28.33	2,933
EQ/COMMON STOCK INDEX	1.35%	IB	$550.92	145
EQ/COMMON STOCK INDEX	1.40%	IB	$538.79	165
EQ/COMMON STOCK INDEX	1.50%	IB	$27.82	5,886
EQ/COMMON STOCK INDEX	1.55%	IB	$503.96	213
EQ/COMMON STOCK INDEX	1.60%	IB	$492.85	74
EQ/COMMON STOCK INDEX	1.65%	IB	$27.14	4,241
EQ/COMMON STOCK INDEX	1.70%	IB	$471.38	24
EQ/COMMON STOCK INDEX	1.80%	IB	$450.76	1
EQ/COMMON STOCK INDEX	1.90%	IB	$431.04	1

EQ/CONSERVATIVE ALLOCATION	0.95%	B	$14.30	12
EQ/CONSERVATIVE ALLOCATION	1.15%	B	$13.85	168
EQ/CONSERVATIVE ALLOCATION	1.20%	B	$13.74	2,249
EQ/CONSERVATIVE ALLOCATION	1.25%	B	$14.30	4,828
EQ/CONSERVATIVE ALLOCATION	1.30%	B	$14.18	10,464
EQ/CONSERVATIVE ALLOCATION	1.35%	B	$13.41	1,065
EQ/CONSERVATIVE ALLOCATION	1.40%	B	$13.31	3,998
EQ/CONSERVATIVE ALLOCATION	1.50%	B	$13.72	7,869
EQ/CONSERVATIVE ALLOCATION	1.55%	B	$12.99	9,598
EQ/CONSERVATIVE ALLOCATION	1.60%	B	$12.88	2,005

The accompanying notes are an integral part of these financial statements.

FSA-14

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/CONSERVATIVE ALLOCATION	1.65%	B	$13.38	18,620
EQ/CONSERVATIVE ALLOCATION	1.70%	B	$13.27	1,885
EQ/CONSERVATIVE ALLOCATION	1.70%	B	$13.27	184
EQ/CONSERVATIVE ALLOCATION	1.80%	B	$12.47	24

EQ/CONSERVATIVE GROWTH STRATEGY	1.30%	IB	$16.02	4,440
EQ/CONSERVATIVE GROWTH STRATEGY	1.55%	IB	$15.59	1,817
EQ/CONSERVATIVE GROWTH STRATEGY	1.65%	IB	$15.43	1,798
EQ/CONSERVATIVE GROWTH STRATEGY	1.70%	IB	$15.35	120

EQ/CONSERVATIVE STRATEGY	1.30%	IB	$12.99	3,310
EQ/CONSERVATIVE STRATEGY	1.55%	IB	$12.64	1,192
EQ/CONSERVATIVE STRATEGY	1.65%	IB	$12.51	1,051
EQ/CONSERVATIVE STRATEGY	1.70%	IB	$12.44	116

EQ/CONSERVATIVE-PLUS ALLOCATION	1.15%	B	$15.65	191
EQ/CONSERVATIVE-PLUS ALLOCATION	1.20%	B	$15.53	1,813
EQ/CONSERVATIVE-PLUS ALLOCATION	1.25%	B	$16.42	6,091
EQ/CONSERVATIVE-PLUS ALLOCATION	1.30%	B	$16.28	9,724
EQ/CONSERVATIVE-PLUS ALLOCATION	1.35%	B	$15.16	666
EQ/CONSERVATIVE-PLUS ALLOCATION	1.40%	B	$15.04	3,060
EQ/CONSERVATIVE-PLUS ALLOCATION	1.50%	B	$15.75	7,742
EQ/CONSERVATIVE-PLUS ALLOCATION	1.55%	B	$14.68	8,651
EQ/CONSERVATIVE-PLUS ALLOCATION	1.60%	B	$14.56	1,309
EQ/CONSERVATIVE-PLUS ALLOCATION	1.65%	B	$15.37	16,527
EQ/CONSERVATIVE-PLUS ALLOCATION	1.70%	B	$15.24	1,603
EQ/CONSERVATIVE-PLUS ALLOCATION	1.70%	B	$15.24	119
EQ/CONSERVATIVE-PLUS ALLOCATION	1.80%	B	$14.10	41
EQ/CONSERVATIVE-PLUS ALLOCATION	1.90%	B	$13.87	9

EQ/CORE BOND INDEX	0.25%	IB	$10.63	39
EQ/CORE BOND INDEX	0.65%	IB	$11.12	25
EQ/CORE BOND INDEX	0.95%	IB	$16.05	3
EQ/CORE BOND INDEX	1.20%	IB	$15.18	6,181
EQ/CORE BOND INDEX	1.25%	IB	$10.52	833
EQ/CORE BOND INDEX	1.25%	IB	$11.31	12,538
EQ/CORE BOND INDEX	1.30%	IB	$11.18	13,420
EQ/CORE BOND INDEX	1.35%	IB	$14.69	2,191
EQ/CORE BOND INDEX	1.40%	IB	$14.52	9,077
EQ/CORE BOND INDEX	1.50%	IB	$10.85	16,600
EQ/CORE BOND INDEX	1.55%	IB	$14.04	11,662
EQ/CORE BOND INDEX	1.60%	IB	$13.89	4,097
EQ/CORE BOND INDEX	1.65%	IB	$9.88	44
EQ/CORE BOND INDEX	1.65%	IB	$10.58	20,715
EQ/CORE BOND INDEX	1.70%	IB	$13.58	2,183
EQ/CORE BOND INDEX	1.80%	IB	$13.28	46
EQ/CORE BOND INDEX	1.90%	IB	$12.99	4

EQ/EQUITY 500 INDEX	0.25%	IB	$13.88	6
EQ/EQUITY 500 INDEX	0.65%	IB	$30.50	29
EQ/EQUITY 500 INDEX	0.95%	IB	$77.37	2
EQ/EQUITY 500 INDEX	1.20%	IB	$72.48	2,106
EQ/EQUITY 500 INDEX	1.25%	IB	$28.84	1,109
EQ/EQUITY 500 INDEX	1.25%	IB	$32.38	6,388
EQ/EQUITY 500 INDEX	1.30%	IB	$31.95	7,746

The accompanying notes are an integral part of these financial statements.

FSA-15

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/EQUITY 500 INDEX	1.35%	IB	$69.69	1,035
EQ/EQUITY 500 INDEX	1.40%	IB	$68.78	3,018
EQ/EQUITY 500 INDEX	1.50%	IB	$31.07	8,075
EQ/EQUITY 500 INDEX	1.55%	IB	$66.13	3,449
EQ/EQUITY 500 INDEX	1.60%	IB	$65.27	1,702
EQ/EQUITY 500 INDEX	1.65%	IB	$22.21	134
EQ/EQUITY 500 INDEX	1.65%	IB	$30.30	14,970
EQ/EQUITY 500 INDEX	1.70%	IB	$63.58	1,363
EQ/EQUITY 500 INDEX	1.80%	IB	$61.93	59
EQ/EQUITY 500 INDEX	1.90%	IB	$60.32	4

EQ/FRANKLIN BALANCED MANAGED VOLATILITY	0.95%	IB	$16.60	6
EQ/FRANKLIN BALANCED MANAGED VOLATILITY	1.20%	IB	$16.05	1,492
EQ/FRANKLIN BALANCED MANAGED VOLATILITY	1.25%	IB	$15.94	3,989
EQ/FRANKLIN BALANCED MANAGED VOLATILITY	1.30%	IB	$15.84	6,525
EQ/FRANKLIN BALANCED MANAGED VOLATILITY	1.35%	IB	$15.73	575
EQ/FRANKLIN BALANCED MANAGED VOLATILITY	1.40%	IB	$15.62	2,762
EQ/FRANKLIN BALANCED MANAGED VOLATILITY	1.50%	IB	$15.41	5,194
EQ/FRANKLIN BALANCED MANAGED VOLATILITY	1.55%	IB	$15.31	5,773
EQ/FRANKLIN BALANCED MANAGED VOLATILITY	1.60%	IB	$15.21	1,183
EQ/FRANKLIN BALANCED MANAGED VOLATILITY	1.65%	IB	$15.11	12,047
EQ/FRANKLIN BALANCED MANAGED VOLATILITY	1.70%	IB	$15.00	1,463
EQ/FRANKLIN BALANCED MANAGED VOLATILITY	1.80%	IB	$14.80	31

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	0.95%	IB	$19.52	—
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.20%	IB	$18.87	184
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.25%	IB	$18.74	255
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.30%	IB	$18.62	1,602
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.35%	IB	$18.49	70
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.40%	IB	$18.37	194
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.50%	IB	$18.12	374
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.55%	IB	$18.00	993
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.60%	IB	$17.88	75
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.65%	IB	$17.76	1,995
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.70%	IB	$17.64	214

EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY	0.95%	IB	$14.82	3
EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY	1.15%	IB	$14.45	352
EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY	1.20%	IB	$14.36	723
EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY	1.25%	IB	$14.27	2,385
EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY	1.30%	IB	$14.17	19,840
EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY	1.35%	IB	$14.08	270
EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY	1.40%	IB	$13.99	1,443
EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY	1.50%	IB	$13.82	3,273
EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY	1.55%	IB	$13.73	12,007

The accompanying notes are an integral part of these financial statements.

FSA-16

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY	1.60%	IB	$13.64	656
EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY	1.65%	IB	$13.55	29,582
EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY	1.70%	IB	$13.47	2,134
EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY	1.80%	IB	$13.29	4

EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.95%	IB	$31.33	1
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.20%	IB	$29.60	1,206
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.25%	IB	$38.34	2,539
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.30%	IB	$37.90	3,560
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.35%	IB	$28.62	514
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.40%	IB	$28.29	2,225
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.50%	IB	$36.78	3,858
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.55%	IB	$27.35	4,557
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.60%	IB	$27.04	682
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.65%	IB	$35.88	4,766
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.70%	IB	$26.43	626
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.80%	IB	$25.83	15
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.90%	IB	$25.25	1

EQ/GROWTH STRATEGY	1.30%	IB	$21.38	15,463
EQ/GROWTH STRATEGY	1.55%	IB	$20.82	6,603
EQ/GROWTH STRATEGY	1.65%	IB	$20.59	7,840
EQ/GROWTH STRATEGY	1.70%	IB	$20.48	424

EQ/INTERMEDIATE GOVERNMENT BOND	1.20%	IB	$21.11	648
EQ/INTERMEDIATE GOVERNMENT BOND	1.25%	IB	$11.19	909
EQ/INTERMEDIATE GOVERNMENT BOND	1.30%	IB	$11.03	2,690
EQ/INTERMEDIATE GOVERNMENT BOND	1.35%	IB	$20.21	129
EQ/INTERMEDIATE GOVERNMENT BOND	1.40%	IB	$19.92	997
EQ/INTERMEDIATE GOVERNMENT BOND	1.50%	IB	$10.74	1,269
EQ/INTERMEDIATE GOVERNMENT BOND	1.55%	IB	$19.06	1,326
EQ/INTERMEDIATE GOVERNMENT BOND	1.60%	IB	$18.79	397
EQ/INTERMEDIATE GOVERNMENT BOND	1.65%	IB	$10.47	3,057
EQ/INTERMEDIATE GOVERNMENT BOND	1.70%	IB	$18.25	224

EQ/INTERNATIONAL CORE MANAGED VOLATILITY	0.95%	IB	$16.70	11
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.20%	IB	$15.84	3,530
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.25%	IB	$18.31	5,780
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.30%	IB	$18.12	6,955
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.35%	IB	$15.35	721
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.40%	IB	$15.19	4,531
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.50%	IB	$17.57	6,340
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.55%	IB	$14.72	7,582
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.60%	IB	$14.57	2,669
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.65%	IB	$17.14	11,396
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.70%	IB	$14.27	1,379
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.80%	IB	$13.97	18
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.90%	IB	$13.68	1

EQ/INTERNATIONAL EQUITY INDEX	0.95%	IB	$18.52	1
EQ/INTERNATIONAL EQUITY INDEX	1.20%	IB	$17.40	2,290

The accompanying notes are an integral part of these financial statements.

FSA-17

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/INTERNATIONAL EQUITY INDEX	1.25%	IB	$16.73	4,670
EQ/INTERNATIONAL EQUITY INDEX	1.30%	IB	$16.52	5,615
EQ/INTERNATIONAL EQUITY INDEX	1.35%	IB	$16.76	606
EQ/INTERNATIONAL EQUITY INDEX	1.40%	IB	$16.55	3,319
EQ/INTERNATIONAL EQUITY INDEX	1.50%	IB	$16.05	5,829
EQ/INTERNATIONAL EQUITY INDEX	1.55%	IB	$15.93	4,923
EQ/INTERNATIONAL EQUITY INDEX	1.60%	IB	$15.74	1,442
EQ/INTERNATIONAL EQUITY INDEX	1.65%	IB	$15.66	9,669
EQ/INTERNATIONAL EQUITY INDEX	1.70%	IB	$15.35	1,854
EQ/INTERNATIONAL EQUITY INDEX	1.80%	IB	$14.96	14
EQ/INTERNATIONAL EQUITY INDEX	1.90%	IB	$14.59	1

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.95%	IB	$24.55	2
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.20%	IB	$23.18	1,170
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.25%	IB	$17.96	2,547
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.30%	IB	$17.75	2,554
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.35%	IB	$22.39	1,250
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.40%	IB	$22.14	1,617
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.50%	IB	$17.23	3,299
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.55%	IB	$21.39	2,562
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.60%	IB	$21.14	728
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.65%	IB	$16.81	4,263
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.70%	IB	$20.66	422
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.80%	IB	$20.19	18
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.90%	IB	$19.73	2

EQ/JANUS ENTERPRISE	0.95%	IB	$34.01	2
EQ/JANUS ENTERPRISE	1.20%	IB	$32.77	519
EQ/JANUS ENTERPRISE	1.25%	IB	$32.53	1,512
EQ/JANUS ENTERPRISE	1.30%	IB	$32.28	2,432
EQ/JANUS ENTERPRISE	1.35%	IB	$32.05	130
EQ/JANUS ENTERPRISE	1.40%	IB	$31.81	987
EQ/JANUS ENTERPRISE	1.50%	IB	$31.34	2,238
EQ/JANUS ENTERPRISE	1.55%	IB	$31.11	2,668
EQ/JANUS ENTERPRISE	1.60%	IB	$30.87	271
EQ/JANUS ENTERPRISE	1.65%	IB	$30.65	3,622
EQ/JANUS ENTERPRISE	1.70%	IB	$30.42	397
EQ/JANUS ENTERPRISE	1.80%	IB	$29.97	3

EQ/LARGE CAP CORE MANAGED VOLATILITY	0.95%	IB	$23.97	15
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.20%	IB	$22.73	6,077
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.25%	IB	$28.98	5,541
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.30%	IB	$28.67	5,803
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.35%	IB	$22.01	3,664
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.40%	IB	$21.78	7,480
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.50%	IB	$27.80	5,352
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.55%	IB	$21.10	7,423
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.60%	IB	$20.87	5,774
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.65%	IB	$27.12	12,155
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.70%	IB	$20.43	1,694
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.80%	IB	$20.00	62
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.90%	IB	$19.58	8

The accompanying notes are an integral part of these financial statements.

FSA-18

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

EQ/LARGE CAP GROWTH INDEX	0.95%	IB	$24.33	4
EQ/LARGE CAP GROWTH INDEX	1.20%	IB	$23.09	1,829
EQ/LARGE CAP GROWTH INDEX	1.25%	IB	$40.06	1,928
EQ/LARGE CAP GROWTH INDEX	1.30%	IB	$39.64	2,731
EQ/LARGE CAP GROWTH INDEX	1.35%	IB	$22.37	1,041
EQ/LARGE CAP GROWTH INDEX	1.40%	IB	$22.14	3,075
EQ/LARGE CAP GROWTH INDEX	1.50%	IB	$38.44	2,638
EQ/LARGE CAP GROWTH INDEX	1.55%	IB	$21.45	5,210
EQ/LARGE CAP GROWTH INDEX	1.60%	IB	$21.23	1,875
EQ/LARGE CAP GROWTH INDEX	1.65%	IB	$37.50	4,432
EQ/LARGE CAP GROWTH INDEX	1.70%	IB	$20.79	1,105
EQ/LARGE CAP GROWTH INDEX	1.80%	IB	$20.36	21
EQ/LARGE CAP GROWTH INDEX	1.90%	IB	$19.93	2

EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.95%	IB	$46.33	8
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.20%	IB	$43.75	5,052
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.25%	IB	$37.08	9,265
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.30%	IB	$36.65	10,663
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.35%	IB	$42.27	2,570
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.40%	IB	$41.78	7,649
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.50%	IB	$35.58	12,173
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.55%	IB	$40.37	9,542
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.60%	IB	$39.91	3,706
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.65%	IB	$34.70	18,662
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.70%	IB	$39.00	1,628
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.80%	IB	$38.11	32
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.90%	IB	$37.24	8

EQ/LARGE CAP VALUE INDEX	0.95%	IB	$13.73	—
EQ/LARGE CAP VALUE INDEX	1.20%	IB	$13.24	1,231
EQ/LARGE CAP VALUE INDEX	1.25%	IB	$13.15	4,062
EQ/LARGE CAP VALUE INDEX	1.30%	IB	$13.05	5,334
EQ/LARGE CAP VALUE INDEX	1.35%	IB	$13.15	305
EQ/LARGE CAP VALUE INDEX	1.40%	IB	$12.87	1,841
EQ/LARGE CAP VALUE INDEX	1.50%	IB	$12.68	4,942
EQ/LARGE CAP VALUE INDEX	1.55%	IB	$12.59	4,596
EQ/LARGE CAP VALUE INDEX	1.60%	IB	$12.50	693
EQ/LARGE CAP VALUE INDEX	1.65%	IB	$12.41	10,673
EQ/LARGE CAP VALUE INDEX	1.70%	IB	$12.32	1,913
EQ/LARGE CAP VALUE INDEX	1.80%	IB	$12.14	6

EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.95%	IB	$28.10	8
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.20%	IB	$26.58	8,332
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.25%	IB	$22.21	13,176
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.30%	IB	$21.96	12,008
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.35%	IB	$25.71	3,853
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.40%	IB	$25.42	11,984
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.50%	IB	$21.31	16,919
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.55%	IB	$24.59	10,691
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.60%	IB	$24.31	5,480
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.65%	IB	$20.79	19,856
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.70%	IB	$23.78	2,018
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.80%	IB	$23.25	115
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.90%	IB	$22.73	19

The accompanying notes are an integral part of these financial statements.

FSA-19

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/MID CAP INDEX	0.95%	IB	$26.90	—
EQ/MID CAP INDEX	1.20%	IB	$25.62	2,698
EQ/MID CAP INDEX	1.25%	IB	$29.48	3,538
EQ/MID CAP INDEX	1.30%	IB	$29.19	3,386
EQ/MID CAP INDEX	1.35%	IB	$24.88	329
EQ/MID CAP INDEX	1.40%	IB	$24.63	3,633
EQ/MID CAP INDEX	1.50%	IB	$28.29	4,343
EQ/MID CAP INDEX	1.55%	IB	$23.92	4,222
EQ/MID CAP INDEX	1.60%	IB	$23.69	1,625
EQ/MID CAP INDEX	1.65%	IB	$27.59	6,534
EQ/MID CAP INDEX	1.70%	IB	$23.23	1,159
EQ/MID CAP INDEX	1.80%	IB	$22.77	13
EQ/MID CAP INDEX	1.90%	IB	$22.33	—

EQ/MID CAP VALUE MANAGED VOLATILITY	0.95%	IB	$35.38	1
EQ/MID CAP VALUE MANAGED VOLATILITY	1.20%	IB	$33.41	2,610
EQ/MID CAP VALUE MANAGED VOLATILITY	1.25%	IB	$29.28	4,911
EQ/MID CAP VALUE MANAGED VOLATILITY	1.30%	IB	$28.95	4,219
EQ/MID CAP VALUE MANAGED VOLATILITY	1.35%	IB	$32.28	321
EQ/MID CAP VALUE MANAGED VOLATILITY	1.40%	IB	$31.91	3,782
EQ/MID CAP VALUE MANAGED VOLATILITY	1.50%	IB	$28.10	6,643
EQ/MID CAP VALUE MANAGED VOLATILITY	1.55%	IB	$30.83	3,783
EQ/MID CAP VALUE MANAGED VOLATILITY	1.60%	IB	$30.48	1,526
EQ/MID CAP VALUE MANAGED VOLATILITY	1.65%	IB	$27.41	8,009
EQ/MID CAP VALUE MANAGED VOLATILITY	1.70%	IB	$29.78	890
EQ/MID CAP VALUE MANAGED VOLATILITY	1.80%	IB	$29.10	20
EQ/MID CAP VALUE MANAGED VOLATILITY	1.90%	IB	$28.44	3

EQ/MODERATE ALLOCATION	0.95%	B	$78.01	—
EQ/MODERATE ALLOCATION	1.15%	B	$72.84	168
EQ/MODERATE ALLOCATION	1.20%	B	$71.59	1,633
EQ/MODERATE ALLOCATION	1.25%	B	$17.63	23,260
EQ/MODERATE ALLOCATION	1.30%	B	$17.39	47,218
EQ/MODERATE ALLOCATION	1.35%	B	$68.00	488
EQ/MODERATE ALLOCATION	1.40%	B	$66.84	2,875
EQ/MODERATE ALLOCATION	1.50%	B	$16.91	30,087
EQ/MODERATE ALLOCATION	1.55%	B	$63.47	8,576
EQ/MODERATE ALLOCATION	1.60%	B	$62.39	1,242
EQ/MODERATE ALLOCATION	1.65%	B	$16.50	68,967
EQ/MODERATE ALLOCATION	1.70%	B	$60.28	1,553
EQ/MODERATE ALLOCATION	1.80%	B	$58.23	17
EQ/MODERATE ALLOCATION	1.90%	B	$56.25	—

EQ/MODERATE GROWTH STRATEGY	1.30%	IB	$19.75	19,831
EQ/MODERATE GROWTH STRATEGY	1.55%	IB	$19.23	7,923
EQ/MODERATE GROWTH STRATEGY	1.65%	IB	$19.02	6,327
EQ/MODERATE GROWTH STRATEGY	1.70%	IB	$18.92	416

EQ/MODERATE-PLUS ALLOCATION	0.95%	B	$19.99	1
EQ/MODERATE-PLUS ALLOCATION	1.15%	B	$19.36	917
EQ/MODERATE-PLUS ALLOCATION	1.20%	B	$19.20	4,837
EQ/MODERATE-PLUS ALLOCATION	1.25%	B	$21.08	33,870
EQ/MODERATE-PLUS ALLOCATION	1.30%	B	$20.91	66,819
EQ/MODERATE-PLUS ALLOCATION	1.35%	B	$18.74	1,631

The accompanying notes are an integral part of these financial statements.

FSA-20

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/MODERATE-PLUS ALLOCATION	1.40%	B	$18.59	8,348
EQ/MODERATE-PLUS ALLOCATION	1.50%	B	$20.22	37,691
EQ/MODERATE-PLUS ALLOCATION	1.55%	B	$18.15	54,831
EQ/MODERATE-PLUS ALLOCATION	1.60%	B	$18.00	3,145
EQ/MODERATE-PLUS ALLOCATION	1.65%	B	$19.73	118,808
EQ/MODERATE-PLUS ALLOCATION	1.70%	B	$19.56	8,814
EQ/MODERATE-PLUS ALLOCATION	1.70%	B	$19.57	674
EQ/MODERATE-PLUS ALLOCATION	1.80%	B	$17.43	26

EQ/MONEY MARKET	—%	IB	$45.86	10
EQ/MONEY MARKET++	0.65%	IB	$1.02	6,316
EQ/MONEY MARKET++	0.65%	IB	$102.55	138
EQ/MONEY MARKET	0.95%	IB	$31.78	—
EQ/MONEY MARKET	1.15%	IB	$29.40	15
EQ/MONEY MARKET++	1.15%	IB	$29.52	6,817
EQ/MONEY MARKET	1.20%	IB	$28.83	443
EQ/MONEY MARKET++	1.25%	IB	$1.00	141,247
EQ/MONEY MARKET	1.25%	IB	$9.73	2,118
EQ/MONEY MARKET++	1.25%	IB	$100.45	1,288
EQ/MONEY MARKET	1.30%	IB	$9.53	1,610
EQ/MONEY MARKET	1.35%	IB	$27.20	653
EQ/MONEY MARKET++	1.35%	IB	$29.44	531
EQ/MONEY MARKET	1.40%	IB	$26.67	827
EQ/MONEY MARKET	1.50%	IB	$9.33	3,097
EQ/MONEY MARKET	1.55%	IB	$25.15	1,372
EQ/MONEY MARKET	1.55%	IB	$28.07	15
EQ/MONEY MARKET	1.60%	IB	$24.67	572
EQ/MONEY MARKET++	1.65%	IB	$1.00	8,797
EQ/MONEY MARKET	1.65%	IB	$9.11	3,444
EQ/MONEY MARKET++	1.65%	IB	$100.09	262
EQ/MONEY MARKET	1.70%	IB	$23.72	195
EQ/MONEY MARKET	1.80%	IB	$22.81	—

EQ/QUALITY BOND PLUS	1.20%	IB	$17.87	3,578
EQ/QUALITY BOND PLUS	1.25%	IB	$11.47	6,929
EQ/QUALITY BOND PLUS	1.30%	IB	$11.32	10,881
EQ/QUALITY BOND PLUS	1.35%	IB	$17.17	409
EQ/QUALITY BOND PLUS	1.40%	IB	$16.94	5,845
EQ/QUALITY BOND PLUS	1.50%	IB	$11.01	9,642
EQ/QUALITY BOND PLUS	1.55%	IB	$16.28	7,781
EQ/QUALITY BOND PLUS	1.60%	IB	$16.06	1,933
EQ/QUALITY BOND PLUS	1.65%	IB	$10.74	13,530
EQ/QUALITY BOND PLUS	1.70%	IB	$15.64	1,387
EQ/QUALITY BOND PLUS	1.80%	IB	$15.23	17
EQ/QUALITY BOND PLUS	1.90%	IB	$14.83	2

EQ/SMALL COMPANY INDEX	0.95%	IB	$37.51	1
EQ/SMALL COMPANY INDEX	1.20%	IB	$35.48	894
EQ/SMALL COMPANY INDEX	1.25%	IB	$30.26	1,740
EQ/SMALL COMPANY INDEX	1.30%	IB	$29.92	2,548
EQ/SMALL COMPANY INDEX	1.35%	IB	$34.31	276
EQ/SMALL COMPANY INDEX	1.40%	IB	$33.93	1,458
EQ/SMALL COMPANY INDEX	1.50%	IB	$29.04	2,254
EQ/SMALL COMPANY INDEX	1.55%	IB	$32.81	2,229

The accompanying notes are an integral part of these financial statements.

FSA-21

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/SMALL COMPANY INDEX	1.60%	IB	$32.45	577
EQ/SMALL COMPANY INDEX	1.65%	IB	$28.32	3,823
EQ/SMALL COMPANY INDEX	1.70%	IB	$31.73	521
EQ/SMALL COMPANY INDEX	1.80%	IB	$31.03	2
EQ/SMALL COMPANY INDEX	1.90%	IB	$30.34	1

EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY	1.20%	IB	$14.47	653
EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY	1.25%	IB	$14.37	1,492
EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY	1.30%	IB	$14.27	2,962
EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY	1.35%	IB	$14.18	144
EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY	1.40%	IB	$14.08	931
EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY	1.50%	IB	$13.89	1,846
EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY	1.55%	IB	$13.80	2,287
EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY	1.60%	IB	$13.71	366
EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY	1.65%	IB	$13.61	5,844
EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY	1.70%	IB	$13.52	1,024
EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY	1.80%	IB	$13.34	1

MULTIMANAGER TECHNOLOGY	0.95%	IB	$42.09	—
MULTIMANAGER TECHNOLOGY	1.20%	IB	$40.22	958
MULTIMANAGER TECHNOLOGY	1.25%	IB	$46.61	1,490
MULTIMANAGER TECHNOLOGY	1.30%	IB	$46.18	2,098
MULTIMANAGER TECHNOLOGY	1.35%	IB	$39.13	209
MULTIMANAGER TECHNOLOGY	1.40%	IB	$38.78	1,854
MULTIMANAGER TECHNOLOGY	1.50%	IB	$44.72	2,516
MULTIMANAGER TECHNOLOGY	1.55%	IB	$37.73	2,845
MULTIMANAGER TECHNOLOGY	1.60%	IB	$37.39	733
MULTIMANAGER TECHNOLOGY	1.65%	IB	$43.62	3,301
MULTIMANAGER TECHNOLOGY	1.70%	IB	$36.71	403
MULTIMANAGER TECHNOLOGY	1.80%	IB	$36.04	9

The accompanying notes are an integral part of these financial statements.

*	Contract charges reflect the annual mortality, expense risk, financial accounting and other expenses related to the Variable Investment Options.
**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.
***	Variable Investment Options where Units Outstanding are less than 500 are denoted by a —.
++	This Variable Investment Option is subject to a non-guaranteed fee waiver. If the total return on any given day is negative, the contract charges will be waived in its entirety for such dates.

The accompanying notes are an integral part of these financial statements.

FSA-22

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2019

	1290 VT GAMCO MERGERS & ACQUISITIONS*	1290 VT GAMCO SMALL COMPANY VALUE*	1290 VT SOCIALLY RESPONSIBLE*	EQ/400 MANAGED VOLATILITY*	EQ/2000 MANAGED VOLATILITY*	EQ/AB SHORT DURATION GOVERNMENT BOND*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$5,467,496	$4,445,413	$718,423	$2,648,397	$3,991,763	$8,294,467
Expenses:
Asset-based charges	1,983,722	11,342,015	1,157,087	4,105,314	6,532,944	7,211,162

Net Investment Income (Loss)	3,483,774	(6,896,602)	(438,664)	(1,456,917)	(2,541,181)	1,083,305

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(692,210)	31,852,730	1,602,915	2,816,556	4,150,675	(438,036)
Net realized gain distribution from the Portfolios	2,121,896	19,721,294	1,302,326	7,235,709	18,117,136	—

Net realized gain (loss)	1,429,686	51,574,024	2,905,241	10,052,265	22,267,811	(438,036)

Net change in unrealized appreciation (depreciation) of investments.	4,461,762	103,508,925	16,834,644	48,731,806	70,871,616	4,225,330

Net Realized and Unrealized Gain (Loss) on Investments	5,891,448	155,082,949	19,739,885	58,784,071	93,139,427	3,787,294

Net Increase (Decrease) in Net Assets Resulting from Operations	$9,375,222	$148,186,347	$19,301,221	$57,327,154	$90,598,246	$4,870,599

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-23

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2019

	EQ/AB SMALL CAP GROWTH*	EQ/AGGRESSIVE ALLOCATION*	EQ/BALANCED STRATEGY*	EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY*	EQ/COMMON STOCK INDEX*	EQ/CONSERVATIVE ALLOCATION*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$779,261	$34,168,825	$5,145,705	$555,126	$11,377,555	$13,972,095
Expenses:
Asset-based charges	6,969,864	33,819,362	4,997,556	2,379,879	11,712,471	13,014,740

Net Investment Income (Loss)	(6,190,603)	349,463	148,149	(1,824,753)	(334,916)	957,355

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(5,996,430)	45,009,049	10,720,401	(3,252,399)	57,075,293	(5,135,629)
Net realized gain distribution from the Portfolios	45,932,682	172,482,463	6,303,526	2,384,468	36,384,297	17,695,720

Net realized gain (loss)	39,936,252	217,491,512	17,023,927	(867,931)	93,459,590	12,560,091

Net change in unrealized appreciation (depreciation) of investments.	72,838,354	237,684,624	29,539,698	44,972,818	105,641,114	50,605,205

Net Realized and Unrealized Gain (Loss) on Investments	112,774,606	455,176,136	46,563,625	44,104,887	199,100,704	63,165,296

Net Increase (Decrease) in Net Assets Resulting from Operations	$106,584,003	$455,525,599	$46,711,774	$42,280,134	$198,765,788	$64,122,651

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-24

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2019

	EQ/CONSERVATIVE GROWTH STRATEGY*	EQ/CONSERVATIVE STRATEGY*	EQ/CONSERVATIVE- PLUS ALLOCATION*	EQ/CORE BOND INDEX*	EQ/EQUITY 500 INDEX*	EQ/FRANKLIN BALANCED MANAGED VOLATILITY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$1,879,785	$1,085,953	$13,939,211	$22,857,555	$30,193,831	$16,191,596
Expenses:
Asset-based charges	1,905,249	1,065,413	13,366,448	18,053,480	28,657,511	9,449,500

Net Investment Income (Loss)	(25,464)	20,540	572,763	4,804,075	1,536,320	6,742,096

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	3,510,746	814,772	(228,512)	(583,804)	141,306,309	13,949,205
Net realized gain distribution from the Portfolios	1,747,309	423,273	32,505,393	—	38,247,457	12,073,747

Net realized gain (loss)	5,258,055	1,238,045	32,276,881	(583,804)	179,553,766	26,022,952

Net change in unrealized appreciation (depreciation) of investments.	9,444,200	4,055,787	67,146,633	53,125,953	304,472,944	54,373,674

Net Realized and Unrealized Gain (Loss) on Investments	14,702,255	5,293,832	99,423,514	52,542,149	484,026,710	80,396,626

Net Increase (Decrease) in Net Assets Resulting from Operations	$14,676,791	$5,314,372	$99,996,277	$57,346,224	$485,563,030	$87,138,722

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-25

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2019

	EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY*	EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY*	EQ/GLOBAL EQUITY MANAGED VOLATILITY*	EQ/GROWTH STRATEGY*	EQ/INTERMEDIATE GOVERNMENT BOND*	EQ/INTERNATIONAL CORE MANAGED VOLATILITY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$915,734	$19,691,659	$10,367,699	$9,334,335	$2,499,278	$15,920,977
Expenses:
Asset-based charges	1,535,535	15,056,653	11,635,032	9,256,239	2,378,370	12,093,209

Net Investment Income (Loss)	(619,801)	4,635,006	(1,267,333)	78,096	120,908	3,827,768

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	2,320,238	44,405,493	32,550,892	29,335,328	150,845	17,093,227
Net realized gain distribution from the Portfolios	5,826,446	49,136,205	22,106,656	11,530,397	—	14,966,525

Net realized gain (loss)	8,146,684	93,541,698	54,657,548	40,865,725	150,845	32,059,752

Net change in unrealized appreciation (depreciation) of investments.	13,993,949	85,030,845	111,998,095	66,228,818	3,998,244	117,550,128

Net Realized and Unrealized Gain (Loss) on Investments	22,140,633	178,572,543	166,655,643	107,094,543	4,149,089	149,609,880

Net Increase (Decrease) in Net Assets Resulting from Operations	$21,520,832	$183,207,549	$165,388,310	$107,172,639	$4,269,997	$153,437,648

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-26

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2019

	EQ/INTERNATIONAL EQUITY INDEX*	EQ/INTERNATIONAL VALUE MANAGED VOLATILITY*	EQ/JANUS ENTERPRISE*	EQ/LARGE CAP CORE MANAGED VOLATILITY*	EQ/LARGE CAP GROWTH INDEX*	EQ/LARGE CAP GROWTH MANAGED VOLATILITY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$17,565,896	$8,489,446	$75,300	$18,130,683	$4,427,843	$12,229,759
Expenses:
Asset-based charges	9,222,800	5,507,746	6,633,234	21,167,875	10,534,970	42,984,460

Net Investment Income (Loss)	8,343,096	2,981,700	(6,557,934)	(3,037,192)	(6,107,127)	(30,754,701)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	13,637,695	7,203,985	14,574,937	59,064,606	25,882,942	154,153,002
Net realized gain distribution from the Portfolios	—	8,187,948	28,251,860	93,792,056	51,602,041	234,721,121

Net realized gain (loss)	13,637,695	15,391,933	42,826,797	152,856,662	77,484,983	388,874,123

Net change in unrealized appreciation (depreciation) of investments.	92,876,712	52,654,828	92,204,918	203,096,835	129,539,917	437,896,201

Net Realized and Unrealized Gain (Loss) on Investments	106,514,407	68,046,761	135,031,715	355,953,497	207,024,900	826,770,324

Net Increase (Decrease) in Net Assets Resulting from Operations	$114,857,503	$71,028,461	$128,473,781	$352,916,305	$200,917,773	$796,015,623

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-27

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2019

	EQ/LARGE CAP VALUE INDEX*	EQ/LARGE CAP VALUE MANAGED VOLATILITY*	EQ/MID CAP INDEX*	EQ/MID CAP VALUE MANAGED VOLATILITY*	EQ/MODERATE ALLOCATION*	EQ/MODERATE GROWTH STRATEGY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$9,488,470	$44,146,119	$8,975,339	$14,233,600	$62,214,759	$9,804,601
Expenses:
Asset-based charges	6,431,113	33,859,064	12,061,231	15,395,556	59,053,647	9,689,014

Net Investment Income (Loss)	3,057,357	10,287,055	(3,085,892)	(1,161,956)	3,161,112	115,587

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	13,522,549	78,647,387	42,133,258	59,988,045	40,966,079	26,405,676
Net realized gain distribution from the Portfolios	23,427,760	138,762,239	32,821,116	58,731,476	183,719,996	15,323,709

Net realized gain (loss)	36,950,309	217,409,626	74,954,374	118,719,521	224,686,075	41,729,385

Net change in unrealized appreciation (depreciation) of investments	50,487,333	261,972,813	98,142,095	111,411,085	286,402,173	60,102,991

Net Realized and Unrealized Gain (Loss) on Investments	87,437,642	479,382,439	173,096,469	230,130,606	511,088,248	101,832,376

Net Increase (Decrease) in Net Assets Resulting from Operations	$90,494,999	$489,669,494	$170,010,577	$228,968,650	$514,249,360	$101,947,963

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-28

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Concluded)

FOR THE YEAR ENDED DECEMBER 31, 2019

	EQ/MODERATE- PLUS ALLOCATION*	EQ/MONEY MARKET*	EQ/QUALITY BOND PLUS*	EQ/SMALL COMPANY INDEX*	EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY*	MULTIMANAGER TECHNOLOGY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$101,707,670	$8,887,411	$12,716,855	$5,228,681	$4,252,228	$970,720
Expenses:
Asset-based charges	100,260,575	7,684,751	12,087,665	7,163,002	3,590,066	9,684,799

Net Investment Income (Loss)	1,447,095	1,202,660	629,190	(1,934,321)	662,162	(8,714,079)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	146,664,525	(12,642)	2,302,983	4,566,816	4,796,885	50,490,465
Net realized gain distribution from the Portfolios	410,670,935	27,383	—	30,003,456	15,045,179	59,557,475

Net realized gain (loss)	557,335,460	14,741	2,302,983	34,570,272	19,842,064	110,047,940

Net change in unrealized appreciation (depreciation) of investments.	550,504,097	(8,537)	30,548,247	67,837,691	21,142,328	93,408,208

Net Realized and Unrealized Gain (Loss) on Investments	1,107,839,557	6,204	32,851,230	102,407,963	40,984,392	203,456,148

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,109,286,652	$1,208,864	$33,480,420	$100,473,642	$41,646,554	$194,742,069

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-29

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

	1290 VT GAMCO MERGERS & ACQUISITIONS*		1290 VT GAMCO SMALL COMPANY VALUE*		1290 VT SOCIALLY RESPONSIBLE*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$3,483,774	$(101,111)	$(6,896,602)	$(8,434,382)	$(438,664)	$(391,882)
Net realized gain (loss)	1,429,686	4,360,717	51,574,024	87,864,337	2,905,241	3,172,665
Net change in unrealized appreciation (depreciation) of investments	4,461,762	(13,589,362)	103,508,925	(224,416,731)	16,834,644	(6,972,907)

Net increase (decrease) in net assets resulting from operations	9,375,222	(9,329,756)	148,186,347	(144,986,776)	19,301,221	(4,192,124)

From Contractowners Transactions:
Payments received from contractowners	304,489	418,693	1,671,846	1,967,740	200,185	133,263
Transfers between Variable Investment Options including guaranteed interest account, net	(174,880)	584,657	(9,310,631)	(22,606,504)	3,926,378	3,188,514
Redemptions for contract benefits and terminations	(9,902,227)	(10,723,753)	(56,408,026)	(62,919,181)	(5,835,142)	(5,236,346)
Contract maintenance charges	(2,507,695)	(2,581,824)	(13,217,709)	(14,150,062)	(1,213,390)	(1,092,433)

Net increase (decrease) in net assets resulting from contractowners transactions	(12,280,313)	(12,302,227)	(77,264,520)	(97,708,007)	(2,921,969)	(3,007,002)

Net increase (decrease) in amount retained by AXA in Separate Account No. 49	(14)	22	8	—	(5)	—

Net Increase (Decrease) in net assets	(2,905,105)	(21,631,961)	70,921,835	(242,694,783)	16,379,247	(7,199,126)
Net Assets — Beginning of Year	135,291,622	156,923,583	709,422,204	952,116,987	68,186,591	75,385,717

Net Assets — End of Year	$132,386,517	$135,291,622	$780,344,039	$709,422,204	$84,565,838	$68,186,591

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-30

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

	EQ/400 MANAGED VOLATILITY*		EQ/2000 MANAGED VOLATILITY*		EQ/AB SHORT DURATION GOVERNMENT BOND*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(1,456,917)	$(1,839,497)	$(2,541,181)	$(3,839,368)	$1,083,305	$(1,056,693)
Net realized gain (loss)	10,052,265	30,597,894	22,267,811	42,400,907	(438,036)	(1,118,458)
Net change in unrealized appreciation (depreciation) of investments	48,731,806	(69,121,915)	70,871,616	(99,702,849)	4,225,330	270,901

Net increase (decrease) in net assets resulting from operations	57,327,154	(40,363,518)	90,598,246	(61,141,310)	4,870,599	(1,904,250)

From Contractowners Transactions:
Payments received from contractowners	619,490	731,291	1,486,168	1,800,137	5,032,635	3,380,502
Transfers between Variable Investment Options including guaranteed interest account, net .	(308,700)	(6,476,836)	(2,376,650)	(7,454,208)	24,133,902	40,449,873
Redemptions for contract benefits and terminations	(23,800,199)	(28,076,221)	(36,051,337)	(42,805,540)	(51,928,460)	(52,318,983)
Contract maintenance charges	(4,454,779)	(4,766,135)	(6,765,659)	(7,365,109)	(10,071,447)	(9,833,761)

Net increase (decrease) in net assets resulting from contractowners transactions	(27,944,188)	(38,587,901)	(43,707,478)	(55,824,720)	(32,833,370)	(18,322,369)

Net increase (decrease) in amount retained by AXA in Separate Account No. 49	—	—	—	5	45	(7)

Increase (Decrease) in Net Assets	29,382,966	(78,951,419)	46,890,768	(116,966,025)	(27,962,726)	(20,226,626)
Net Assets — Beginning of Year	257,456,727	336,408,146	413,983,902	530,949,927	496,837,450	517,064,076

Net Assets — End of Year	$286,839,693	$257,456,727	$460,874,670	$413,983,902	$468,874,724	$496,837,450

The	accompanying notes are an integral part of these financial statements.
*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-31

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

	EQ/AB SMALL CAP GROWTH*		EQ/AGGRESSIVE ALLOCATION*		EQ/BALANCED STRATEGY*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(6,190,603)	$(7,012,532)	$349,463	$(124,222)	$148,149	$(1,059,867)
Net realized gain (loss)	39,936,252	90,841,723	217,491,512	202,022,903	17,023,927	21,430,211
Net change in unrealized appreciation (depreciation) of investments	72,838,354	(125,496,874)	237,684,624	(437,692,483)	29,539,698	(40,615,924)

Net increase (decrease) in net assets resulting from operations	106,584,003	(41,667,683)	455,525,599	(235,793,802)	46,711,774	(20,245,580)

From Contractowners Transactions:
Payments received from contractowners	1,593,594	1,383,366	5,395,044	6,627,688	2,785,582	517,565
Transfers between Variable Investment Options including guaranteed interest account, net	(7,454,110)	6,246,766	(32,549,400)	(16,961,621)	1,989,955	2,865,469
Redemptions for contract benefits and terminations	(38,453,635)	(39,321,006)	(173,827,581)	(170,485,464)	(38,412,410)	(46,875,619)
Contract maintenance charges	(7,246,637)	(7,416,805)	(41,781,147)	(42,389,895)	(6,225,637)	(6,574,265)

Net increase (decrease) in net assets resulting from contractowners transactions	(51,560,788)	(39,107,679)	(242,763,084)	(223,209,292)	(39,862,510)	(50,066,850)

Net increase (decrease) in amount retained by AXA in Separate Account No. 49	5	(8)	24	(26)	—	11

Increase (Decrease) in Net Assets	55,023,220	(80,775,370)	212,762,539	(459,003,120)	6,849,264	(70,312,419)
Net Assets — Beginning of Year	425,490,635	506,266,005	2,102,293,953	2,561,297,073	346,415,014	416,727,433

Net Assets — End of Year	$480,513,855	$425,490,635	$2,315,056,492	$2,102,293,953	$353,264,278	$346,415,014

The	accompanying notes are an integral part of these financial statements.
*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-32

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

	EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY*		EQ/COMMON STOCK INDEX*		EQ/CONSERVATIVE ALLOCATION*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(1,824,753)	$3,209,810	$(334,916)	$(1,559,113)	$957,355	$(445,591)
Net realized gain (loss)	(867,931)	85,674,376	93,459,590	103,628,590	12,560,091	14,482,658
Net change in unrealized appreciation (depreciation) of investments	44,972,818	(106,565,640)	105,641,114	(156,701,237)	50,605,205	(42,124,407)

Net increase (decrease) in net assets resulting from operations	42,280,134	(17,681,454)	198,765,788	(54,631,760)	64,122,651	(28,087,340)

From Contractowners Transactions:
Payments received from contractowners	796,256	580,132	4,929,661	2,482,443	10,005,057	10,859,855
Transfers between Variable Investment Options including guaranteed interest account, net	6,110,922	(1,343,726)	(9,735,953)	(20,206,101)	35,361,147	26,142,133
Redemptions for contract benefits and terminations	(13,300,599)	(14,089,772)	(72,327,997)	(72,564,119)	(107,096,503)	(119,675,667)
Contract maintenance charges	(3,203,997)	(3,128,084)	(11,536,756)	(11,632,447)	(19,996,674)	(20,269,238)

Net increase (decrease) in net assets resulting from contractowners transactions	(9,597,418)	(17,981,450)	(88,671,045)	(101,920,224)	(81,726,973)	(102,942,917)

Net increase (decrease) in amount retained by AXA in Separate Account No. 49	—	—	14	(4)	7	14

Increase (Decrease) in Net Assets	32,682,716	(35,662,904)	110,094,757	(156,551,988)	(17,604,315)	(131,030,243)
Net Assets — Beginning of Year	137,377,863	173,040,767	733,100,393	889,652,381	871,294,615	1,002,324,858

Net Assets — End of Year	$170,060,579	$137,377,863	$843,195,150	$733,100,393	$853,690,300	$871,294,615

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-33

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

	EQ/CONSERVATIVE GROWTH STRATEGY*		EQ/CONSERVATIVE STRATEGY*		EQ/CONSERVATIVE-PLUS ALLOCATION*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(25,464)	$(464,771)	$20,540	$(229,594)	$572,763	$(699,245)
Net realized gain (loss)	5,258,055	7,315,857	1,238,045	2,863,605	32,276,881	41,723,329
Net change in unrealized appreciation (depreciation) of investments	9,444,200	(13,403,530)	4,055,787	(4,842,364)	67,146,633	(88,822,844)

Net increase (decrease) in net assets resulting from operations	14,676,791	(6,552,444)	5,314,372	(2,208,353)	99,996,277	(47,798,760)

From Contractowners Transactions:
Payments received from contractowners	430,919	291,743	407,202	223,870	8,320,606	8,021,758
Transfers between Variable Investment Options including guaranteed interest account, net	1,238,138	(2,423,657)	2,790,983	(37,347)	18,421,485	10,272,618
Redemptions for contract benefits and terminations	(16,178,429)	(17,644,918)	(8,543,772)	(10,742,693)	(96,650,235)	(106,228,886)
Contract maintenance charges	(2,310,948)	(2,433,116)	(1,373,181)	(1,417,142)	(18,049,905)	(18,366,043)

Net increase (decrease) in net assets resulting from contractowners transactions	(16,820,320)	(22,209,948)	(6,718,768)	(11,973,312)	(87,958,049)	(106,300,553)

Net increase (decrease) in amount retained by AXA in Separate Account No. 49	—	—	—	—	(16)	22

Increase (Decrease) in Net Assets	(2,143,529)	(28,762,392)	(1,404,396)	(14,181,665)	12,038,212	(154,099,291)
Net Assets — Beginning of Year	131,214,681	159,977,073	74,070,103	88,251,768	882,534,342	1,036,633,633

Net Assets — End of Year	$129,071,152	$131,214,681	$72,665,707	$74,070,103	$894,572,554	$882,534,342

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-34

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

	EQ/CORE BOND INDEX*		EQ/EQUITY 500 INDEX*		EQ/FRANKLIN BALANCED MANAGED VOLATILITY*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$4,804,075	$4,950,257	$1,536,320	$(1,375,911)	$6,742,096	$8,896,529
Net realized gain (loss)	(583,804)	(4,998,256)	179,553,766	192,208,130	26,022,952	47,806,308
Net change in unrealized appreciation (depreciation) of investments	53,125,953	(17,029,760)	304,472,944	(305,633,821)	54,373,674	(94,488,707)

Net increase (decrease) in net assets resulting from operations	57,346,224	(17,077,759)	485,563,030	(114,801,602)	87,138,722	(37,785,870)

From Contractowners Transactions:
Payments received from contractowners	5,938,409	7,355,141	8,001,300	8,354,172	4,287,558	3,491,798
Transfers between Variable Investment Options including guaranteed interest account, net	24,024,894	60,724,409	(6,421,343)	2,944,120	1,346,174	(11,217,107)
Redemptions for contract benefits and terminations	(119,918,584)	(117,379,305)	(157,373,670)	(167,210,070)	(59,891,893)	(60,732,341)
Contract maintenance charges	(21,125,067)	(20,473,502)	(28,159,270)	(27,520,210)	(12,697,867)	(12,879,932)

Net increase (decrease) in net assets resulting from contractowners transactions	(111,080,348)	(69,773,257)	(183,952,983)	(183,431,988)	(66,956,028)	(81,337,582)

Net increase (decrease) in amount retained by AXA in Separate Account No. 49	—	9	12	(9)	25	(4)

Increase (Decrease) in Net Assets	(53,734,124)	(86,851,007)	301,610,059	(298,233,599)	20,182,719	(119,123,456)
Net Assets — Beginning of Year	1,263,766,222	1,350,617,229	1,755,373,815	2,053,607,414	613,914,402	733,037,858

Net Assets — End of Year	$1,210,032,098	$1,263,766,222	$2,056,983,874	$1,755,373,815	$634,097,121	$613,914,402

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-35

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

	EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY*		EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY*		EQ/GLOBAL EQUITY MANAGED VOLATILITY*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(619,801)	$(1,094,374)	$4,635,006	$6,859,670	$(1,267,333)	$(4,245,955)
Net realized gain (loss)	8,146,684	20,444,403	93,541,698	290,151,282	54,657,548	111,457,750
Net change in unrealized appreciation (depreciation) of investments	13,993,949	(34,642,371)	85,030,845	(403,588,642)	111,998,095	(224,338,310)

Net increase (decrease) in net assets resulting from operations	21,520,832	(15,292,342)	183,207,549	(106,577,690)	165,388,310	(117,126,515)

From Contractowners Transactions:
Payments received from contractowners	330,918	476,693	4,589,399	4,253,915	2,945,453	3,083,967
Transfers between Variable Investment Options including guaranteed interest account, net	2,502,875	(7,047,665)	(20,015,449)	(8,499,581)	(14,277,693)	(17,510,571)
Redemptions for contract benefits and terminations	(7,884,914)	(10,114,845)	(96,445,766)	(91,522,369)	(61,073,897)	(67,472,634)
Contract maintenance charges	(1,988,847)	(2,145,984)	(19,444,989)	(19,920,708)	(13,845,541)	(14,634,408)

Net increase (decrease) in net assets resulting from contractowners transactions	(7,039,968)	(18,831,801)	(131,316,805)	(115,688,743)	(86,251,678)	(96,533,646)

Net increase (decrease) in amount retained by AXA in Separate Account No. 49	—	—	(22)	27	—	11

Increase (Decrease) in Net Assets	14,480,864	(34,124,143)	51,890,722	(222,266,406)	79,136,632	(213,660,150)
Net Assets — Beginning of Year	93,653,206	127,777,349	951,754,518	1,174,020,924	739,427,340	953,087,490

Net Assets — End of Year	$108,134,070	$93,653,206	$1,003,645,240	$951,754,518	$818,563,972	$739,427,340

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-36

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

	EQ/GROWTH STRATEGY*		EQ/INTERMEDIATE GOVERNMENT BOND*		EQ/INTERNATIONAL CORE MANAGED VOLATILITY*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$78,096	$(2,342,067)	$120,908	$(371,704)	$3,827,768	$1,710,664
Net realized gain (loss)	40,865,725	44,852,357	150,845	(633,681)	32,059,752	22,298,109
Net change in unrealized appreciation (depreciation) of investments	66,228,818	(90,874,137)	3,998,244	(245,324)	117,550,128	(175,756,606)

Net increase (decrease) in net assets resulting from operations	107,172,639	(48,363,847)	4,269,997	(1,250,709)	153,437,648	(151,747,833)

From Contractowners Transactions:
Payments received from contractowners	396,583	902,897	1,837,266	440,464	3,192,275	3,574,648
Transfers between Variable Investment Options including guaranteed interest account, net	(3,403,717)	156,837	11,007,289	5,407,249	(7,431,161)	4,148,103
Redemptions for contract benefits and terminations	(62,194,618)	(72,530,066)	(18,004,674)	(16,761,004)	(64,513,060)	(73,440,758)
Contract maintenance charges	(10,811,079)	(11,410,701)	(2,838,824)	(2,752,863)	(14,049,005)	(14,925,169)

Net increase (decrease) in net assets resulting from contractowners transactions	(76,012,831)	(82,881,033)	(7,998,943)	(13,666,154)	(82,800,951)	(80,643,176)

Net increase (decrease) in amount retained by AXA in Separate Account No. 49	(13)	—	7	—	7	(13)

Increase (Decrease) in Net Assets	31,159,795	(131,244,880)	(3,728,939)	(14,916,863)	70,636,704	(232,391,022)
Net Assets — Beginning of Year	607,136,584	738,381,464	162,178,837	177,095,700	774,518,186	1,006,909,208

Net Assets — End of Year	$638,296,379	$607,136,584	$158,449,898	$162,178,837	$845,154,890	$774,518,186

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-37

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

	EQ/INTERNATIONAL EQUITY INDEX*		EQ/INTERNATIONAL VALUE MANAGED VOLATILITY*		EQ/JANUS ENTERPRISE*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$8,343,096	$6,391,570	$2,981,700	$941,997	$(6,557,934)	$(6,653,743)
Net realized gain (loss)	13,637,695	14,339,904	15,391,933	12,525,079	42,826,797	35,067,083
Net change in unrealized appreciation (depreciation) of investments	92,876,712	(137,659,953)	52,654,828	(90,403,959)	92,204,918	(39,796,425)

Net increase (decrease) in net assets resulting from operations	114,857,503	(116,928,479)	71,028,461	(76,936,883)	128,473,781	(11,383,085)

From Contractowners Transactions:
Payments received from contractowners	2,578,202	2,544,956	2,160,037	1,762,384	1,146,121	978,523
Transfers between Variable Investment Options including guaranteed interest account, net	9,278,322	24,872,075	(1,312,445)	6,040,423	(10,635,130)	5,114,089
Redemptions for contract benefits and terminations	(47,055,481)	(50,285,168)	(29,740,004)	(33,095,196)	(34,823,147)	(33,014,446)
Contract maintenance charges	(10,712,904)	(11,090,391)	(5,916,830)	(6,270,925)	(8,011,553)	(7,597,269)

Net increase (decrease) in net assets resulting from contractowners transactions	(45,911,861)	(33,958,528)	(34,809,242)	(31,563,314)	(52,323,709)	(34,519,103)

Net increase (decrease) in amount retained by AXA in Separate Account No. 49	—	—	—	11	—	—

Increase (Decrease) in Net Assets	68,945,642	(150,887,007)	36,219,219	(108,500,186)	76,150,072	(45,902,188)
Net Assets — Beginning of Year	581,708,915	732,595,922	353,667,020	462,167,206	388,859,045	434,761,233

Net Assets — End of Year	$650,654,557	$581,708,915	$389,886,239	$353,667,020	$465,009,117	$388,859,045

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-38

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

	EQ/LARGE CAP CORE MANAGED VOLATILITY*		EQ/LARGE CAP GROWTH INDEX*		EQ/LARGE CAP GROWTH MANAGED VOLATILITY*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(3,037,192)	$(7,526,647)	$(6,107,127)	$(6,240,415)	$(30,754,701)	$(31,113,843)
Net realized gain (loss)	152,856,662	192,834,243	77,484,983	76,365,478	388,874,123	431,060,622
Net change in unrealized appreciation (depreciation) of investments	203,096,835	(292,556,963)	129,539,917	(91,385,281)	437,896,201	(500,545,875)

Net increase (decrease) in net assets resulting from operations	352,916,305	(107,249,367)	200,917,773	(21,260,218)	796,015,623	(100,599,096)

From Contractowners Transactions:
Payments received from contractowners	6,485,193	5,479,214	1,298,824	1,547,783	8,570,479	9,253,623
Transfers between Variable Investment Options including guaranteed interest account, net	(33,189,504)	(49,794,458)	(44,225)	4,947,137	(91,770,029)	(122,693,179)
Redemptions for contract benefits and terminations	(126,725,904)	(135,503,351)	(55,969,440)	(57,635,884)	(243,586,304)	(257,805,349)
Contract maintenance charges	(21,303,914)	(21,807,333)	(10,886,861)	(10,425,761)	(45,447,211)	(45,761,397)

Net increase (decrease) in net assets resulting from contractowners transactions	(174,734,129)	(201,625,928)	(65,601,702)	(61,566,725)	(372,233,065)	(417,006,302)

Net increase (decrease) in amount retained by AXA in Separate Account No. 49	16	—	(40)	—	23	(8)

Increase (Decrease) in Net Assets	178,182,192	(308,875,295)	135,316,031	(82,826,943)	423,782,581	(517,605,406)
Net Assets — Beginning of Year	1,322,575,746	1,631,451,041	626,633,711	709,460,654	2,639,153,200	3,156,758,606

Net Assets — End of Year	$1,500,757,938	$1,322,575,746	$761,949,742	$626,633,711	$3,062,935,781	$2,639,153,200

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-39

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

	EQ/LARGE CAP VALUE INDEX*		EQ/LARGE CAP VALUE MANAGED VOLATILITY*		EQ/MID CAP INDEX*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$3,057,357	$2,162,755	$10,287,055	$24,474,398	$(3,085,892)	$(3,968,397)
Net realized gain (loss)	36,950,309	37,806,575	217,409,626	218,095,230	74,954,374	121,280,915
Net change in unrealized appreciation (depreciation) of investments	50,487,333	(85,089,486)	261,972,813	(520,075,446)	98,142,095	(228,347,781)

Net increase (decrease) in net assets resulting from operations	90,494,999	(45,120,156)	489,669,494	(277,505,818)	170,010,577	(111,035,263)

From Contractowners Transactions:
Payments received from contractowners	1,725,284	1,653,333	8,181,512	7,999,596	2,822,602	3,368,003
Transfers between Variable Investment Options including guaranteed interest account, net	9,796,344	(1,356,930)	(35,585,028)	(40,949,092)	(446,170)	(9,349,307)
Redemptions for contract benefits and terminations	(33,129,820)	(33,354,410)	(193,290,180)	(217,365,386)	(65,283,371)	(70,428,299)
Contract maintenance charges	(7,566,132)	(7,431,796)	(35,391,774)	(36,658,793)	(13,051,121)	(13,596,338)

Net increase (decrease) in net assets resulting from contractowners transactions	(29,174,324)	(40,489,803)	(256,085,470)	(286,973,675)	(75,958,060)	(90,005,941)

Net increase (decrease) in amount retained by AXA in Separate Account No. 49	(7)	—	19	(12)	—	(5)

Increase (Decrease) in Net Assets	61,320,668	(85,609,959)	233,584,043	(564,479,505)	94,052,517	(201,041,209)
Net Assets — Beginning of Year	391,102,294	476,712,253	2,168,786,903	2,733,266,408	745,773,136	946,814,345

Net Assets — End of Year	$452,422,962	$391,102,294	$2,402,370,946	$2,168,786,903	$839,825,653	$745,773,136

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-40

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

	EQ/MID CAP VALUE MANAGED VOLATILITY*		EQ/MODERATE ALLOCATION*		EQ/MODERATE GROWTH STRATEGY*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(1,161,956)	$(3,347,507)	$3,161,112	$317,821	$115,587	$(2,377,688)
Net realized gain (loss)	118,719,521	174,270,309	224,686,075	260,994,184	41,729,385	52,326,906
Net change in unrealized appreciation (depreciation) of investments	111,411,085	(336,589,664)	286,402,173	(520,563,455)	60,102,991	(95,405,976)

Net increase (decrease) in net assets resulting from operations	228,968,650	(165,666,862)	514,249,360	(259,251,450)	101,947,963	(45,456,758)

From Contractowners Transactions:
Payments received from contractowners	3,829,631	3,280,486	30,519,689	26,462,056	834,108	681,471
Transfers between Variable Investment Options including guaranteed interest account, net	(12,682,784)	(19,946,755)	(11,860,030)	(4,915,672)	(3,789,321)	(4,425,458)
Redemptions for contract benefits and terminations	(84,704,205)	(94,593,751)	(398,587,434)	(437,201,677)	(73,512,898)	(88,111,742)
Contract maintenance charges	(16,841,842)	(17,582,193)	(78,407,738)	(80,198,431)	(11,789,927)	(12,693,466)

Net increase (decrease) in net assets resulting from contractowners transactions	(110,399,200)	(128,842,213)	(458,335,513)	(495,853,724)	(88,258,038)	(104,549,195)

Net increase (decrease) in amount retained by AXA in Separate Account No. 49	30	(20)	29	6	9	16

Increase (Decrease) in Net Assets	118,569,480	(294,509,095)	55,913,876	(755,105,168)	13,689,934	(150,005,937)
Net Assets — Beginning of Year	962,226,552	1,256,735,647	3,893,453,870	4,648,559,038	658,762,868	808,768,805

Net Assets — End of Year	$1,080,796,032	$962,226,552	$3,949,367,746	$3,893,453,870	$672,452,802	$658,762,868

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-41

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

	EQ/MODERATE-PLUS ALLOCATION*		EQ/MONEY MARKET*		EQ/QUALITY BOND PLUS*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$1,447,095	$1,437,614	$1,202,660	$(204,785)	$629,190	$1,609,021
Net realized gain (loss)	557,335,460	454,854,346	14,741	22,019	2,302,983	(1,909,802)
Net change in unrealized appreciation (depreciation) of investments	550,504,097	(1,027,482,701)	(8,537)	4,511	30,548,247	(13,144,596)

Net increase (decrease) in net assets resulting from operations	1,109,286,652	(571,190,741)	1,208,864	(178,255)	33,480,420	(13,445,377)

From Contractowners Transactions:
Payments received from contractowners	34,796,805	31,177,414	5,140,789,441	3,935,213,425	3,866,234	4,103,101
Transfers between Variable Investment Options including guaranteed interest account, net	(60,105,237)	(48,236,898)	(4,401,313,307)	(3,244,756,738)	9,033,832	15,558,724
Redemptions for contract benefits and terminations	(561,334,518)	(604,168,323)	(601,262,534)	(663,295,419)	(79,895,184)	(85,388,328)
Contract maintenance charges	(129,911,628)	(131,892,944)	(3,162,821)	(3,434,011)	(15,413,251)	(15,612,867)

Net increase (decrease) in net assets resulting from contractowners transactions	(716,554,578)	(753,120,751)	135,050,779	23,727,257	(82,408,369)	(81,339,370)

Net increase (decrease) in amount retained by AXA in Separate Account No. 49	(13)	(26)	41,938	181,195	(55)	—

Increase (Decrease) in Net Assets	392,732,061	(1,324,311,518)	136,301,581	23,730,197	(48,928,004)	(94,784,747)
Net Assets — Beginning of Year	6,358,961,845	7,683,273,363	610,776,047	587,045,850	852,641,836	947,426,583

Net Assets — End of Year	$6,751,693,906	$6,358,961,845	$747,077,628	$610,776,047	$803,713,832	$852,641,836

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-42

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

	EQ/SMALL COMPANY INDEX*		EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY*		MULTIMANAGER TECHNOLOGY*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(1,934,321)	$(3,038,118)	$662,162	$3,400,282	$(8,714,079)	$(8,833,911)
Net realized gain (loss)	34,570,272	61,082,726	19,842,064	39,460,646	110,047,940	130,043,896
Net change in unrealized appreciation (depreciation) of investments	67,837,691	(120,648,006)	21,142,328	(79,777,148)	93,408,208	(110,430,230)

Net increase (decrease) in net assets resulting from operations	100,473,642	(62,603,398)	41,646,554	(36,916,220)	194,742,069	10,779,755

From Contractowners Transactions:
Payments received from contractowners	1,310,554	1,960,017	1,060,529	1,113,336	1,454,032	1,845,692
Transfers between Variable Investment Options including guaranteed interest account, net	1,142,841	(5,077,061)	(6,268,281)	(3,213,513)	(11,024,172)	1,965,959
Redemptions for contract benefits and terminations	(37,152,767)	(39,805,008)	(17,682,297)	(21,970,620)	(49,902,019)	(53,786,274)
Contract maintenance charges	(7,768,865)	(8,174,016)	(4,647,439)	(5,051,529)	(10,178,590)	(9,687,572)

Net increase (decrease) in net assets resulting from contractowners transactions	(42,468,237)	(51,096,068)	(27,537,488)	(29,122,326)	(69,650,749)	(59,662,195)

Net increase (decrease) in amount retained by AXA in Separate Account No. 49	7	—	—	—	70	—

Increase (Decrease) in Net Assets	58,005,412	(113,699,466)	14,109,066	(66,038,546)	125,091,390	(48,882,440)
Net Assets — Beginning of Year	443,761,025	557,460,491	229,871,939	295,910,485	566,267,744	615,150,184

Net Assets — End of Year	$501,766,437	$443,761,025	$243,981,005	$229,871,939	$691,359,134	$566,267,744

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-43

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

The change in units outstanding for the years ended December 31, 2019 and 2018 were as follows:

		2019			2018
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

1290 VT GAMCO MERGERS & ACQUISITIONS	IB	602	(1,390)	(788)	467	(1,261)	(794)

1290 VT GAMCO SMALL COMPANY VALUE	IB	150	(1,214)	(1,064)	147	(1,472)	(1,325)

1290 VT SOCIALLY RESPONSIBLE	IB	501	(612)	(111)	372	(536)	(164)

EQ/400 MANAGED VOLATILITY	IB	602	(2,443)	(1,841)	720	(3,222)	(2,502)

EQ/2000 MANAGED VOLATILITY	IB	409	(3,295)	(2,886)	640	(4,179)	(3,539)

EQ/AB SHORT DURATION GOVERNMENT BOND	IB	5,664	(9,226)	(3,562)	6,961	(8,952)	(1,991)

EQ/AB SMALL CAP GROWTH	IB	523	(1,939)	(1,416)	855	(1,935)	(1,080)

EQ/AGGRESSIVE ALLOCATION	B	928	(13,033)	(12,105)	1,488	(12,807)	(11,319)

EQ/BALANCED STRATEGY	IB	498	(2,855)	(2,357)	378	(3,487)	(3,109)

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	IB	730	(1,322)	(592)	229	(1,381)	(1,152)

EQ/COMMON STOCK INDEX	IB	318	(2,339)	(2,021)	257	(2,432)	(2,175)

EQ/CONSERVATIVE ALLOCATION	B	7,056	(13,261)	(6,205)	9,815	(17,760)	(7,945)

EQ/CONSERVATIVE GROWTH STRATEGY	IB	195	(1,310)	(1,115)	152	(1,658)	(1,506)

EQ/CONSERVATIVE STRATEGY	IB	569	(1,109)	(540)	508	(1,487)	(979)

EQ/CONSERVATIVE-PLUS ALLOCATION	B	4,304	(10,214)	(5,910)	5,771	(13,051)	(7,280)

EQ/CORE BOND INDEX	IB	7,394	(16,648)	(9,254)	6,106	(12,201)	(6,095)

EQ/EQUITY 500 INDEX	IB	1,952	(6,772)	(4,820)	2,368	(7,620)	(5,252)

EQ/FRANKLIN BALANCED MANAGED VOLATILITY	IB	1,514	(6,115)	(4,601)	1,636	(7,379)	(5,743)

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	IB	344	(765)	(421)	425	(1,519)	(1,094)

EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY	IB	603	(10,889)	(10,286)	1,256	(10,358)	(9,102)

EQ/GLOBAL EQUITY MANAGED VOLATILITY	IB	298	(3,136)	(2,838)	443	(3,638)	(3,195)

EQ/GROWTH STRATEGY	IB	106	(3,965)	(3,859)	257	(4,533)	(4,276)

EQ/INTERMEDIATE GOVERNMENT BOND	IB	2,291	(2,682)	(391)	1,356	(2,384)	(1,028)

EQ/INTERNATIONAL CORE MANAGED VOLATILITY	IB	520	(5,919)	(5,399)	1,054	(6,139)	(5,085)

The accompanying notes are an integral part of these financial statements.

**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.

FSA-44

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

		2019			2018
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

EQ/INTERNATIONAL EQUITY INDEX	IB	1,425	(4,496)	(3,071)	2,266	(4,509)	(2,243)

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	IB	342	(2,319)	(1,977)	691	(2,399)	(1,708)

EQ/JANUS ENTERPRISE	IB	639	(2,477)	(1,838)	1,030	(2,384)	(1,354)

EQ/LARGE CAP CORE MANAGED VOLATILITY	IB	438	(8,263)	(7,825)	453	(9,974)	(9,521)

EQ/LARGE CAP GROWTH INDEX	IB	1,462	(4,005)	(2,543)	1,794	(4,542)	(2,748)

EQ/LARGE CAP GROWTH MANAGED VOLATILITY	IB	288	(11,258)	(10,970)	566	(13,727)	(13,161)

EQ/LARGE CAP VALUE INDEX	IB	2,028	(4,531)	(2,503)	1,946	(5,521)	(3,575)

EQ/LARGE CAP VALUE MANAGED VOLATILITY	IB	589	(12,695)	(12,106)	575	(14,358)	(13,783)

EQ/MID CAP INDEX	IB	669	(3,736)	(3,067)	800	(4,438)	(3,638)

EQ/MID CAP VALUE MANAGED VOLATILITY	IB	225	(4,296)	(4,071)	191	(4,905)	(4,714)

EQ/MODERATE ALLOCATION	B	1,445	(24,251)	(22,806)	2,139	(27,210)	(25,071)

EQ/MODERATE GROWTH STRATEGY	IB	163	(4,962)	(4,799)	147	(5,948)	(5,801)

EQ/MODERATE-PLUS ALLOCATION	B	1,403	(39,934)	(38,531)	1,681	(42,972)	(41,291)

EQ/MONEY MARKET	IB	2,489,660	(2,505,026)	(15,366)	2,972,948	(2,976,754)	(3,806)

EQ/QUALITY BOND PLUS	IB	4,479	(10,779)	(6,300)	3,545	(10,220)	(6,675)

EQ/SMALL COMPANY INDEX	IB	512	(2,001)	(1,489)	661	(2,390)	(1,729)

EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY	IB	339	(2,488)	(2,149)	913	(3,145)	(2,232)

MULTIMANAGER TECHNOLOGY	IB	940	(2,797)	(1,857)	1,473	(3,228)	(1,755)

The accompanying notes are an integral part of these financial statements.

**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.

FSA-45

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

Notes to Financial Statements

December 31, 2019

1.	Organization

AXA Equitable Life Insurance Company (“AXA Equitable”) Separate Account No. 49 (“the Account”) is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940 (the “1940 Act”). The Account follows the investment company and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”). The Account has Variable Investment Options, each of which invests in shares of a mutual fund portfolio of AXA Premier VIP Trust (“VIP”), and EQ Advisors Trust (“EQAT”) (collectively, “the Trusts”). The Trusts are open-ended investment management companies that sell shares of a portfolio (“Portfolio”) of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trusts have separate investment objectives. These financial statements and notes are those of the Variable Investment Options of the Account.

The Account consists of the Variable Investment Options listed below. The Account presents, for each of these Variable Investment Options, a Statement of Assets and Liabilities as of December 31, 2019, a Statement of Operations for the year ended December 31, 2019, and a Statement of Changes in Net Assets for the years ended December 31, 2019 and 2018:

AXA Premier VIP Trust*

•	EQ/Aggressive Allocation(1)
•	EQ/Conservative Allocation(2)
•	EQ/Conservative-PLUS Allocation(3)
•	EQ/Moderate Allocation(4)
•	EQ/Moderate-PLUS Allocation(5)

EQ Advisors Trust*

•	1290 VT GAMCO Mergers & Acquisitions
•	1290 VT GAMCO Small Company Value
•	1290 VT Socially Responsible
•	EQ/400 Managed Volatility(6)
•	EQ/2000 Managed Volatility(7)
•	EQ/AB Short Duration Government Bond(8)
•	EQ/AB Small Cap Growth(9)
•	EQ/Balanced Strategy(10)
•	EQ/Clearbridge Select Equity Managed Volatility
•	EQ/Common Stock Index
•	EQ/Conservative Growth Strategy(11)
•	EQ/Conservative Strategy(12)
•	EQ/Core Bond Index
•	EQ/Equity 500 Index
•	EQ/Franklin Balanced Managed Volatility(13)
•	EQ/Franklin Small Cap Value Managed Volatility(14)
•	EQ/Franklin Templeton Allocation Managed Volatility(15)
•	EQ/Global Equity Managed Volatility(16)
•	EQ/Growth Strategy(17)
•	EQ/Intermediate Government Bond
•	EQ/International Core Managed Volatility(18)
•	EQ/International Equity Index
•	EQ/International Value Managed Volatility(19)
•	EQ/Janus Enterprise(20)
•	EQ/Large Cap Core Managed Volatility(21)
•	EQ/Large Cap Growth Index
•	EQ/Large Cap Growth Managed Volatility(22)
•	EQ/Large Cap Value Index
•	EQ/Large Cap Value Managed Volatility(23)
•	EQ/Mid Cap Index
•	EQ/Mid Cap Value Managed Volatility(24)
•	EQ/Moderate Growth Strategy(25)
•	EQ/Money Market
•	EQ/Quality Bond PLUS
•	EQ/Small Company Index
•	EQ/Templeton Global Equity Managed Volatility(26)
•	Multimanager Technology

(1)	Formerly known as AXA Aggressive Allocation.
(2)	Formerly known as AXA Conservative Allocation.
(3)	Formerly known as AXA Conservative-PLUS Allocation.
(4)	Formerly known as AXA Moderate Allocation.
(5)	Formerly known as AXA Moderate-PLUS Allocation.
(6)	Formerly known as AXA 400 Managed Volatility.
(7)	Formerly known as AXA 2000 Managed Volatility.
(8)	Formerly known as AXA/AB Short Duration Government Bond.
(9)	Formerly known as AXA/AB Small Cap Growth.
(10)	Formerly known as AXA Balanced Strategy.
(11)	Formerly known as AXA Conservative Growth Strategy.
(12)	Formerly known as AXA Conservative Strategy.
(13)	Formerly known as AXA/Franklin Balanced Managed Volatility.
(14)	Formerly known as AXA/Franklin Small Cap Value Managed Volatility.
(15)	Formerly known as AXA/Franklin Templeton Allocation Managed Volatility.
(16)	Formerly known as AXA Global Equity Managed Volatility.
(17)	Formerly known as AXA Growth Strategy.
(18)	Formerly known as AXA International Core Managed Volatility.
(19)	Formerly known as AXA International Value Managed Volatility.
(20)	Formerly known as AXA/Janus Enterprise.
(21)	Formerly known as AXA Large Cap Core Managed Volatility.
(22)	Formerly known as AXA Large Cap Growth Managed Volatility.
(23)	Formerly known as AXA Large Cap Value Managed Volatility.
(24)	Formerly known as AXA Mid Cap Value Managed Volatility.
(25)	Formerly known as AXA Moderate Growth Strategy.
(26)	Formerly known as AXA/Templeton Global Equity Managed Volatility.

*	An affiliate of AXA Equitable providing advisory and other services to one or more Portfolios of this Trust, as further described in Note 5 of these financial statements.
Note: Separate Account No. 49 also includes one Variable Investment Option that has not been offered to the public and for which the financial statements have not been included herein.

FSA-46

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2019

1.	Organization (Continued)

The Account is used to fund benefits for variable annuities issued by AXA Equitable including the Accumulator, Accumulator Plus, Accumulator Elite, Accumulator Select, Stylus, Accumulator Advisor, Accumulator Express, Retirement Income for Life, Structured Capital Strategies, including all contracts issued currently (collectively, the “Contracts”). These annuities in the Accumulator series are offered with the same Variable Investment Options for use as a nonqualified annuity (“NQ”) for after-tax contributions only, or when used as an investment vehicle for certain qualified plans (“QP”), an individual retirement annuity (“IRA”) or a tax-shelter annuity (“TSA”). The Accumulator series of annuities are offered under group and individual variable annuity forms.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from AXA Equitable’s other assets and liabilities. All Contracts are issued by AXA Equitable. The assets of the Account are the property of AXA Equitable. However, the portion of the Account’s assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business AXA Equitable may conduct.

The amount retained by AXA Equitable in the Account arises primarily from (1) contributions from AXA Equitable, and (2) that portion, determined ratably, of the Account’s investment results applicable to those assets in the Account in excess of the net assets attributable to accumulation units. Amounts retained by AXA Equitable are not subject to charges for mortality and expense risks, asset-based administration charges and distribution charges. Amounts retained by AXA Equitable in the Account may be transferred at any time by AXA Equitable to its General Account (“General Account”).

Each of the Variable Investment Options of the Account bears indirect exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements and footnotes should be read in conjunction with the financial statements and footnotes of the Portfolios of the Trusts, which are distributed by AXA Equitable to the Contractowners of the Variable Investment Options of the Account.

In the normal course of business, AXA Equitable may have agreements to indemnify another party under given circumstances. The maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not been, made against the Variable Investment Options of the Account. Based on experience, the risk of material loss is expected to be remote.

2.	Significant Accounting Policies

The accompanying financial statements are prepared in conformity with GAAP. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments:

Investments are made in shares of the Portfolios and the fair values of investments are the reported net asset values per share of the respective Portfolios. The net asset value is determined by the Trusts using the fair value of the underlying assets of the Portfolio less liabilities.

Investment Transactions and Investment Income:

Investment transactions are recorded on the trade date. Dividend income and and net realized gain distributions from the Portfolios are recorded and automatically reinvested on the ex-dividend date. Net realized gain (loss) on investments are gains and losses on redemptions of investments in the Portfolios (determined on the identified cost basis).

Due to and Due from:

Receivable/payable for policy-related transactions represent amounts due to/from AXA Equitable’s General Account primarily related to premiums, surrenders, death benefits and amounts transferred among various Portfolios by Contractowners. Receivable/payable for shares of the Portfolios sold/purchased represent unsettled trades.

FSA-47

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2019

2.	Significant Accounting Policies (Continued)

Contract Payments and Transfers:

Payments received from Contractowners represent participant contributions under the Contracts (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) reduced by deductions and charges, including premium charges, as applicable, and state premium taxes. Contractowners may allocate amounts in their individual accounts to Variable Investment Options of the Account and/or to the guaranteed interest account of AXA Equitable’s General Account, and/or fixed maturity options of Separate Account No. 46 and/or index fund options of Separate Account No. 68.

Transfers between Variable Investment Options including the guaranteed interest account, net, are amounts that participants have directed to be moved among Portfolios, including permitted transfers to and from the guaranteed interest account and the fixed maturity options of Separate Account No. 46 and/or index fund options of Separate Account No. 68. The net assets of any Variable Investment Option may not be less than the aggregate value of the Contractowner accounts allocated to that Variable Investment Option. AXA Equitable is required by state insurance laws to set aside additional assets in AXA Equitable’s General Account to provide for other policy benefits. AXA Equitable’s General Account is subject to creditor rights.

Redemptions for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them or applied to the purchase of annuities. Withdrawal charges, if any, are included in Redemptions for contract benefits and terminations to the extent that such charges apply to the contracts. Administrative charges, if any, are included in Contract maintenance charges to the extent that such charges apply to the Contracts.

Taxes:

The operations of the Account are included in the federal income tax return of AXA Equitable which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by AXA Equitable is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. However, AXA Equitable retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.

3.	Fair Value Disclosures

Under GAAP, fair value is the price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1 — Quoted prices that are publicly available for identical assets in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 — Observable inputs other than Level 1 prices, such as quoted prices for similar assets, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

Level 3 — Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity’s own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

All investments of each Variable Investment Option of the Account have been classified as Level 1. There were no transfers between level 1, level 2 and level 3 during the year.

FSA-48

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2019

4.	Purchases and Sales of Portfolios

The cost of purchases and proceeds from sales of Portfolios for the year ended December 31, 2019 were as follows:

	Purchases	Sales
1290 VT GAMCO MERGERS & ACQUISITIONS	$17,018,360	$23,693,016
1290 VT GAMCO SMALL COMPANY VALUE	34,256,789	98,696,609
1290 VT SOCIALLY RESPONSIBLE	12,040,065	14,098,377
EQ/400 MANAGED VOLATILITY	19,066,495	41,231,892
EQ/2000 MANAGED VOLATILITY	28,176,346	56,307,868
EQ/AB SHORT DURATION GOVERNMENT BOND	60,784,535	92,534,557
EQ/AB SMALL CAP GROWTH	65,608,909	77,427,613
EQ/AGGRESSIVE ALLOCATION	224,523,614	294,454,748
EQ/BALANCED STRATEGY	18,419,524	51,830,359
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	15,136,445	24,174,148
EQ/COMMON STOCK INDEX	61,423,666	114,045,316
EQ/CONSERVATIVE ALLOCATION	123,364,305	186,438,196
EQ/CONSERVATIVE GROWTH STRATEGY	6,613,096	21,711,571
EQ/CONSERVATIVE STRATEGY	8,618,730	14,893,686
EQ/CONSERVATIVE-PLUS ALLOCATION	109,284,652	164,164,559
EQ/CORE BOND INDEX	107,902,264	214,178,537
EQ/EQUITY 500 INDEX	132,917,451	277,086,645
EQ/FRANKLIN BALANCED MANAGED VOLATILITY	50,310,912	98,451,072
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	12,515,014	14,348,337
EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY	76,493,266	154,038,882
EQ/GLOBAL EQUITY MANAGED VOLATILITY	40,768,997	106,181,351
EQ/GROWTH STRATEGY	22,930,541	87,334,892
EQ/INTERMEDIATE GOVERNMENT BOND	30,819,572	38,697,600
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	38,550,009	102,556,661
EQ/INTERNATIONAL EQUITY INDEX	38,781,008	76,349,773
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	22,578,901	46,218,495
EQ/JANUS ENTERPRISE	46,667,039	77,296,823
EQ/LARGE CAP CORE MANAGED VOLATILITY	121,452,670	205,431,919
EQ/LARGE CAP GROWTH INDEX	95,825,419	115,932,245
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	256,491,798	424,758,420
EQ/LARGE CAP VALUE INDEX	56,573,189	59,262,403
EQ/LARGE CAP VALUE MANAGED VOLATILITY	194,873,337	301,909,494
EQ/MID CAP INDEX	58,292,749	104,515,585
EQ/MID CAP VALUE MANAGED VOLATILITY	78,911,236	131,740,886
EQ/MODERATE ALLOCATION	282,307,742	553,762,117
EQ/MODERATE GROWTH STRATEGY	28,018,726	100,837,459
EQ/MODERATE-PLUS ALLOCATION	537,639,861	842,076,422
EQ/MONEY MARKET	8,440,215,260	8,303,765,104
EQ/QUALITY BOND PLUS	67,439,271	149,218,505
EQ/SMALL COMPANY INDEX	49,858,162	64,257,257
EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY	23,670,068	35,500,215
MULTIMANAGER TECHNOLOGY	96,887,192	115,694,475

5.	Expenses and Related Party Transactions

The assets in each Variable Investment Option are invested in shares of a corresponding Portfolio of the Trusts. Shares are offered by the Portfolios at net asset value. Shares in which the Variable Investment Options invest are categorized by the share class of the Portfolio. EQAT issues Class IA, Class IB and Class K shares and VIP issues Class A, Class B and Class K shares. All share classes issued by EQAT and VIP are subject to fees for investment management, administration and other Portfolio expenses. Class A, Class IA, Class B and Class IB are also subject to distribution fees imposed under distribution plans (“Distribution Plans”) and adopted by EQAT and VIP in the manner prescribed under Rule 12b-1 under

FSA-49

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2019

5.	Expenses and Related Party Transactions (Continued)

the 1940 Act. The Distribution Plans provide that the EQAT and VIP Trusts, on behalf of each related Portfolio, may charge a maximum annual distribution fee (“12b-1 fee”) of 0.25% of the average daily net assets of a Portfolio attributable to its Class A, Class IA, Class B and Class IB shares. The class-specific expenses attributable to the investment in each share class of the Portfolios in which the Variable Investment Options invest are borne by the specific unit classes of the Variable Investment Options to which the investments are attributable.

EQAT and VIP, on behalf of each Portfolio, have entered into distribution agreements with AXA Distributions, LLC (“AXA Distributors”), a wholly-owned subsidiary of AXA Equitable and an affiliate of AXA Equitable Funds Management Group, LLC (“FMG LLC”). The Distribution Plans provide that AXA Distributors will be entitled to receive a maximum 12b-1 fee as described above.

FMG LLC, a wholly-owned subsidiary of AXA Equitable serves as investment adviser of the Portfolios of EQAT and VIP. FMG LLC either (1) directly manages the Portfolios or (2) contracts with and oversees the activities of the investment sub-advisers with respect to the Portfolios. FMG LLC receives management fees for services performed in its capacity as investment adviser of the Portfolios of EQAT and VIP, and pays fees to the sub-advisers for sub-advisory services to the respective Portfolios. FMG LLC also serves as administrator of the Portfolios of EQAT and VIP. As the administrator, FMG LLC either (1) carries out its responsibilities directly or (2) through sub-contracting with third-party providers. FMG LLC receives administrative fees for services performed in its capacity as administrator of the Portfolios of EQAT and VIP. Expenses of the Portfolios of EQAT and VIP generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.58% to a high of 1.31% (after waivers, reimbursements, fees paid indirectly and including indirect expenses, as applicable) of the average daily net assets of the Portfolios of EQAT and VIP. Since these fees and expenses are reflected in the net asset value of the shares of the Portfolios and the total returns of the Variable Investment Options, they are not included in the expenses or expense ratios of the Variable Investment Options.

AllianceBernstein L.P. (“AllianceBernstein”) serves as an investment advisor for a number of Portfolios in EQAT and VIP, including the EQ/AB Short Duration Government Bond; EQ/AB Small Cap Growth, EQ/Common Stock Index; EQ/Equity 500 Index; EQ/International Equity Index; EQ/Large Cap Growth Index; EQ/Large Cap Value Index; EQ/Mid Cap Index and EQ/Small Company Index; as well as a portion of EQ/Large Cap Value Managed Volatility; EQ/Quality Bond PLUS; and Multimanager Technology. AllianceBernstein is a limited partnership which is indirectly majority-owned by AXA Equitable Holdings, Inc.

AXA Advisors and AXA Distributors are distributors and principal underwriters of the Contracts and the Account. They are both registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority (“FINRA”).

The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network LLC, or its subsidiaries (“AXA Network”) (affiliates of AXA Equitable). AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service-related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with AXA Equitable) and their affiliated broker-dealers (who are registered with the SEC and members of the FINRA) that have entered into selling agreements with Distributors. The licensed insurance agents who sell AXA Equitable policies for these companies are appointed as agents of AXA Equitable and are registered representatives of the broker-dealers under contract with Distributors.

AXA Equitable serves as the transfer agent for EQAT and VIP.

FSA-50

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2019

6.	Asset-based Charges and Contractowner Charges

Charges are made directly against the net assets of the Account and are reflected daily in the computation of the unit values of the Contracts. These charges are reflected as “Asset-based Charges” in the Statement of Operations. Under the Contracts, AXA Equitable charges the account for the following:

	Mortality and Expense Risks	Asset-based Administration Charge	Distribution Charge	Current Aggregate Charge	Maximum Aggregate Charge

Accumulator and Rollover IRA issued before May 1, 1997	0.90%	0.30%	—	1.20%	1.20%

Accumulator issued on or after May 1, 1997	1.10%	0.25%	—	1.35%	1.35%

Accumulator issued on or after March 1, 2000	1.10%	0.25%	0.20%	1.55%	1.55%

Accumulator issued on or after April 1, 2002	0.75%	0.25%	0.20%	1.20%	1.20%

Accumulator issued on or after September 15, 2003	0.75%	0.30%	0.20%	1.25%	1.25%

Accumulator 06, 07, 8.0, 9.0	0.80%	0.30%	0.20%	1.30%	1.30%

Accumulator Elite, Plus, Select	1.10%	0.25%	0.25%	1.60%	1.60%

Accumulator Select II	1.10%	0.35%	0.45%	1.90%	1.90%

Accumulator Select issued on or after April 1, 2002	1.10%	0.25%	0.35%	1.70%	1.70%

Accumulator Plus issued on or after April 1, 2002	0.90%	0.25%	0.25%	1.40%	1.40%

Accumulator Plus issued on or after September 15, 2003	0.90%	0.35%	0.25%	1.50%	1.50%

Accumulator Plus 06, 07, 8.0, 9.0	0.95%	0.35%	0.25%	1.55%	1.55%

Accumulator Elite issued on or after September 15, 2003	1.10%	0.30%	0.25%	1.65%	1.65%

Accumulator Elite II	1.10%	0.25%	0.45%	1.80%	1.80%

Accumulator Elite 06, 07, 8.0, 9.0	1.10%	0.30%	0.25%	1.65%	1.65%

Stylus	0.80%	0.30%	0.05%	1.15%	1.15%

Retirement Income for Life	0.75%	0.30%	0.20%	1.25%	1.25%

Retirement Income for Life (NY)	0.80%	0.30%	0.20%	1.30%	1.30%

Accumulator Advisor(1)	0.50%	—	—	0.50%	0.50%

Accumulator Express	0.70%	0.25%	—	0.95%	0.95%

Structured Capital Strategies PLUS Guard	1.15%	—	—	—	—

Structured Capital Strategies Series B(2)	1.25%	—	—	1.25%	1.25%

Structured Capital Strategies Series ADV(2)	0.65%	—	—	0.65%	0.65%

Structured Capital Strategies Series C(2)	1.65%	—	—	1.65%	1.65%

Structured Capital Strategies 16 Series B(2)	1.25%	—	—	1.25%	1.25%

Structured Capital Strategies 16 Series ADV(2)	0.25%	—	—	0.25%	0.25%

Structured Capital Strategies 16 Series C(2)	1.65%	—	—	1.65%	1.65%

Structured Capital Strategies PLUS	1.15%	—	—	1.15%	1.15%

(1)	Accumulator Advisor’s annual charge of 0.50% includes mortality and expense risks charges and administrative charges to compensate for certain administrative expenses under the contract.
(2)	Under Structured Capital Strategies Prospectus, Mortality and Expense Risks is referred to as a contract fee.

FSA-51

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2019

6.	Asset-based Charges and Contractowner Charges (Continued)

Included as part of “Contract Maintenance Charges” in the Statements of Changes in Net Assets are certain administrative charges which are deducted from the Contractowners account value as a redemption of units.

The table below lists the fees charged by the Variable Investment Option assessed as a redemption of units. The range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the Contract or a Contractowner’s account value. These charges are reflected as part of “Contractowners Transactions” in the Statement of Changes in Net Assets.

Charges	When charge is deducted	Amount deducted	How deducted

Charges for state premium and other applicable taxes	At time of transaction	Varies by state	Applied to an annuity payout option

Annual Administrative Charge	Annually on each contract date anniversary.	Depending on account value, in Years 1 to 2 lesser of $30 or 2% of account value, thereafter $30	Unit liquidation from account value

Variable Immediate Annuity payout option administrative fee	At time of transaction	$350 annuity administrative fee	Unit liquidation from account value

Withdrawal charge	At time of transaction	Low – 0% in contract year 10 and thereafter.	Unit liquidation from account value

High – 8% in contract years 1 and 2. The charge is 7% in contract years 3 and 4, and declines 1% each contract year until it reaches 0% in contract year 10.

Note – Depending on the contract and/or certain elections made under the contract, the withdrawal charge may or may not apply.

BaseBuilder benefit charge	Annually on each contract date anniversary.	0.30%	Unit liquidation from account value

Protection Plus	Annually on each contract date anniversary.	Low – 0.20% High – 0.35%	Unit liquidation from account value

Guaranteed minimum death benefit options:

Annual ratchet to age 85	Annually on each contract date anniversary.	Low – 0.20% of the Annual ratchet to age 85 benefit base	Unit liquidation from account value

High – 0.35% of the Annual ratchet to age 85 benefit base

Greater of 4% roll up to age 85 or Annual ratchet to age 85	Annually on each contract date anniversary.	1.00% of the greater of 4% roll-up to age 85 or Annual ratchet to age 85 benefit base (max to 1.15%)

Greater of 5% rollup to age 85 or annual ratchet to age 85	Annually on each contract date anniversary.	Low – 0.50% of the greater of 5% roll-up to age 85 or annual ratchet to age 85 benefit base	Unit liquidation from account value

High – 1.00 % of 5% roll-up to age 85 or Annual ratchet to age 85 benefit base

6% rollup to age 80 or 70		0.20% of 6% roll-up to age 80 (or 70) benefit base

FSA-52

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2019

6.	Asset-based Charges and Contractowner Charges (Continued)

Charges	When charge is deducted	Amount deducted	How deducted

6% rollup to age 85	Annually on each contract date anniversary.	Low – 0.35% of the 6% roll-up to age 85 benefit base	Unit liquidation from account value

High – 0.45% of the 6% roll-up to age 85 benefit base

Greater of 6.5%, 6% or 3% rollup to age 85 or annual ratchet to age 85	Annually on each contract date anniversary.	Low – 0.45% of the 6% roll-up to age 85 benefit base or the Annual ratchet to age 85 benefit base, as applicable	Unit liquidation from account value

High – 1.10% of the 6.5%, 6% or 3% roll-up to age 85 benefit base or the Annual ratchet to age 85 benefit base, as applicable

Greater of 5% rollup to owner’s age 80 or Annual ratchet to owner’s age 80		Low – 0.80% (max 0.95%) of the 5% roll-up to age 80 benefit base or the annual ratchet benefit base, as applicable

High – 1.25% (max 1.25%) of the 5% roll-up to age 80 benefit base or the annual ratchet benefit base, as applicable

Greater of compounded annual roll-up to age 85 or annual ratchet to age 85

Low – 0.80% (max 0.95%) of the roll-up to age 85 benefit base or annual ratchet to age 85 benefit base, as applicable

High – 1.05% (max 1.05%) of the roll-up to age 85 benefit base or annual ratchet to age 85 benefit base, as applicable

Greater of GMDB I Greater of GMDB II	Annually on each contract date anniversary.	GMDB I election: 0.80% (max 1.05%) GMDB II election: 1.00% (max 1.25%)	Unit liquidation from account value

Greater of GMIB I Greater of GMIB II	Annually on each contract date anniversary.	GMIB I election: 0.80% (max 1.20%) GMIB II election: 1.00% (max 1.40%)	Unit liquidation from account value

Guaranteed Withdrawal Benefit for Life Enhanced Death Benefit	Annually on each contract date anniversary.	0.30%	Unit liquidation from account value

Earnings Enhancement Benefit (additional death benefit)	Annually on each contract date anniversary.	0.35%	Unit liquidation from account value

Guaranteed Minimum Income Benefit	Annually on each contract date anniversary.	Low – 0.45% High – 1.15% (max 1.30%)	Unit liquidation from account value

Guaranteed Principal Benefit	Annually on first 10 contract date anniversaries	Low – 100% Guaranteed Principal Benefit – 0.50%	Unit liquidation from account value

High – 125% Guaranteed Principal Benefit – 0.75%

Guaranteed Withdrawal Benefit	Annually on each contract date anniversary.	Low – 5% Withdrawal Option is 0.35% (max 0.60%)	Unit liquidation from account value

High – 7% Withdrawal Option is 0.50% (max 0.80%)

FSA-53

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2019

6.	Asset-based Charges and Contractowner Charges (Continued)

Charges	When charge is deducted	Amount deducted	How deducted

Net Loan Interest charge for Rollover	Netted against loan repayment	2.00%	Unit liquidation from account value

Retirement Income for Life Benefit charge	Annually on contract date anniversary.	Low – 0.60% for Single life 0.75% for Joint life	Unit liquidation from account value

High – 0.75% for Single life 0.90% for Joint life

Guaranteed Withdrawal Benefit for Life (GWBL)	Annually on each contract date anniversary.	Low – 0.60% for Single life; 0.75% for Joint life	Unit liquidation from account value

High – 0.80% for Single life; 0.95% for Joint life

Death benefit under converted GWBL	Annually on each contract date anniversary.	The GMDB charge in effect prior to conversion will be deducted. Note – Charge will vary depending on combination GMDB elections.	Unit liquidation from account value

Converted Guaranteed withdrawal benefit for life charge	Upon initial conversion and annually on each contract date anniversary thereafter	Single and Joint life – charge is equal to the percentage of Guaranteed minimum income benefit base charge deducted as the Guaranteed minimum income benefit charge on the conversion effective date. Annual ratchets may increase the charge to a percentage equal to the maximum charge for the Guaranteed minimum income benefit.	Unit liquidation from account value

Return of Premium (ROP) DB	Daily	Cost is 0.20%. Max is 0.40%.	Unit liquidation from account value

Charge for each additional transfer in excess of 12 transfers per contract year	At time of transaction	Maximum Charge $35 Current Charge $0	Unit liquidation from account value

Special service charges:

Express mail charge	At time of transaction	Current and Maximum Charge: $35	Unit liquidation from account value

Wire transfer charge	At time of transaction	Current and Maximum Charge: $90	Unit liquidation from account value

Duplicate contract charge	At time of transaction	Current and Maximum Charge: $35	Unit liquidation from account value

Check preparation charge	At time of transaction	Maximum Charge: $85. Current charge: $0 Note – This charge is currently waived. This waiver may discontinue with or without notice.	Unit liquidation from account value

Charge for third party transfer or exchange	At time of transaction	Maximum Charge: $125. Current charge: $65 Note – This charge is currently waived. This waiver may discontinue with or without notice.	Unit liquidation from account value

FSA-54

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2019

7.	Financial Highlights

The ranges for the total return ratios and unit values correspond to the product groupings that produced the lowest and highest expense ratios. The lowest and the highest contract charge represents the annual contract expenses consisting of mortality, expense risk, financial accounting and other expenses, for each period indicated. This ratio includes only those expenses that result in direct reduction to unit value. Charges made directly to Contractowner account through the redemption of units and expenses of the respective Portfolio have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as Contractowners may not have selected all available and applicable contract options. Due to the timing of the introduction of new products into the Variable Account, contract charges and related unit values and total returns may fall outside of the ranges presented in the financial highlights.

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

1290 VT GAMCO Mergers & Acquisitions
2019	Lowest contract charge 1.20% Class IB	$16.56	—	—	—	7.32%
	Highest contract charge 1.80% Class IB	$15.14	—	—	—	6.62%
	All contract charges	—	8,328	$132,273	4.05%
2018	Lowest contract charge 1.20% Class IB	$15.43	—	—	—	(6.03)%
	Highest contract charge 1.80% Class IB	$14.20	—	—	—	(6.58)%
	All contract charges	—	9,116	$135,186	1.41%
2017	Lowest contract charge 1.20% Class IB	$16.42	—	—	—	4.92%
	Highest contract charge 1.80% Class IB	$15.20	—	—	—	4.25%
	All contract charges	—	9,910	$156,812	0.16%
2016	Lowest contract charge 1.20% Class IB	$15.65	—	—	—	6.39%
	Highest contract charge 1.80% Class IB	$14.58	—	—	—	5.73%
	All contract charges	—	10,886	$164,621	0.01%
2015	Lowest contract charge 1.20% Class IB	$14.71	—	—	—	1.38%
	Highest contract charge 1.80% Class IB	$13.79	—	—	—	0.80%
	All contract charges	—	12,267	$174,758	0.00%

1290 VT GAMCO Small Company Value
2019	Lowest contract charge 1.20% Class IB	$78.76	—	—	—	21.86%
	Highest contract charge 1.90% Class IB	$63.00	—	—	—	21.01%
	All contract charges	—	10,091	$780,265	0.58%
2018	Lowest contract charge 0.95% Class IB	$69.80	—	—	—	(16.39)%
	Highest contract charge 1.90% Class IB	$52.06	—	—	—	(17.20)%
	All contract charges	—	11,155	$709,361	0.53%
2017	Lowest contract charge 0.95% Class IB	$83.48	—	—	—	15.00%
	Highest contract charge 1.90% Class IB	$62.87	—	—	—	13.89%
	All contract charges	—	12,480	$952,047	0.59%
2016	Lowest contract charge 0.95% Class IB	$72.59	—	—	—	22.10%
	Highest contract charge 1.90% Class IB	$55.20	—	—	—	20.95%
	All contract charges	—	13,796	$919,875	0.49%
2015	Lowest contract charge 0.95% Class IB	$59.45	—	—	—	(6.60)%
	Highest contract charge 1.90% Class IB	$45.64	—	—	—	(7.50)%
	All contract charges	—	15,235	$835,281	0.50%

1290 VT Socially Responsible
2019	Lowest contract charge 1.20% Class IB	$20.92	—	—	—	28.66%
	Highest contract charge 1.80% Class IB	$18.48	—	—	—	27.89%
	All contract charges	—	3,597	$84,475	0.91%
2018	Lowest contract charge 1.20% Class IB	$16.26	—	—	—	(5.52)%
	Highest contract charge 1.80% Class IB	$14.45	—	—	—	(6.11)%
	All contract charges	—	3,708	$68,116	0.96%
2017	Lowest contract charge 1.20% Class IB	$17.21	—	—	—	19.02%
	Highest contract charge 1.80% Class IB	$15.39	—	—	—	18.29%
	All contract charges	—	3,872	$75,311	1.03%

FSA-55

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2019

7.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

1290 VT Socially Responsible (Continued)
2016	Lowest contract charge 1.20% Class IB	$14.46	—	—	—	8.64%
	Highest contract charge 1.80% Class IB	$13.01	—	—	—	7.97%
	All contract charges	—	4,056	$66,449	1.14%
2015	Lowest contract charge 1.20% Class IB	$13.31	—	—	—	(0.75)%
	Highest contract charge 1.80% Class IB	$12.05	—	—	—	(1.39)%
	All contract charges	—	4,679	$70,768	0.99%

EQ/400 Managed Volatility
2019	Lowest contract charge 1.20% Class IB	$16.69	—	—	—	23.45%
	Highest contract charge 1.90% Class IB	$15.92	—	—	—	22.56%
	All contract charges	—	17,473	$286,745	0.94%
2018	Lowest contract charge 0.95% Class IB	$13.72	—	—	—	(13.11)%
	Highest contract charge 1.90% Class IB	$12.99	—	—	—	(13.97)%
	All contract charges	—	19,314	$257,381	0.90%
2017	Lowest contract charge 0.95% Class IB	$15.79	—	—	—	14.17%
	Highest contract charge 1.90% Class IB	$15.10	—	—	—	13.11%
	All contract charges	—	21,816	$336,321	0.74%
2016	Lowest contract charge 0.95% Class IB	$13.83	—	—	—	18.51%
	Highest contract charge 1.90% Class IB	$13.35	—	—	—	17.41%
	All contract charges	—	24,008	$325,978	0.75%
2015	Lowest contract charge 0.95% Class IB	$11.67	—	—	—	(4.03)%
	Highest contract charge 1.90% Class IB	$11.37	—	—	—	(5.01)%
	All contract charges	—	26,133	$300,803	0.52%

EQ/2000 Managed Volatility
2019	Lowest contract charge 0.95% Class IB	$16.80	—	—	—	23.26%
	Highest contract charge 1.90% Class IB	$15.76	—	—	—	22.08%
	All contract charges	—	28,331	$460,532	0.89%
2018	Lowest contract charge 0.95% Class IB	$13.63	—	—	—	(12.74)%
	Highest contract charge 1.90% Class IB	$12.91	—	—	—	(13.59)%
	All contract charges	—	31,217	$413,706	0.72%
2017	Lowest contract charge 0.95% Class IB	$15.62	—	—	—	12.78%
	Highest contract charge 1.90% Class IB	$14.94	—	—	—	11.66%
	All contract charges	—	34,756	$530,633	0.70%
2016	Lowest contract charge 0.95% Class IB	$13.85	—	—	—	19.40%
	Highest contract charge 1.90% Class IB	$13.38	—	—	—	18.30%
	All contract charges	—	38,753	$527,274	0.72%
2015	Lowest contract charge 0.95% Class IB	$11.60	—	—	—	(6.07)%
	Highest contract charge 1.90% Class IB	$11.31	—	—	—	(6.91)%
	All contract charges	—	43,378	$496,898	0.37%

EQ/AB Short Duration Government Bond
2019	Lowest contract charge 1.20% Class IB	$9.46	—	—	—	1.28%
	Highest contract charge 1.90% Class IB	$9.02	—	—	—	0.56%
	All contract charges	—	50,495	$468,549	1.72%
2018	Lowest contract charge 1.20% Class IB	$9.34	—	—	—	—%
	Highest contract charge 1.90% Class IB	$8.97	—	—	—	(0.77)%
	All contract charges	—	54,057	$496,516	1.29%
2017	Lowest contract charge 0.95% Class IB	$9.45	—	—	—	(0.74)%
	Highest contract charge 1.90% Class IB	$9.04	—	—	—	(1.74)%
	All contract charges	—	56,048	$516,742	0.48%
2016	Lowest contract charge 0.95% Class IB	$9.52	—	—	—	(0.83)%
	Highest contract charge 1.90% Class IB	$9.20	—	—	—	(1.71)%
	All contract charges	—	61,422	$573,463	0.09%
2015	Lowest contract charge 0.95% Class IB	$9.60	—	—	—	(1.44)%
	Highest contract charge 1.90% Class IB	$9.36	—	—	—	(2.40)%
	All contract charges	—	67,954	$643,138	0.00%

FSA-56

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2019

7.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/AB Small Cap Growth
2019	Lowest contract charge 0.95% Class IB	$50.56	—	—	—	26.59%
	Highest contract charge 1.90% Class IB	$40.63	—	—	—	25.36%
	All contract charges	—	12,224	$480,449	0.16%
2018	Lowest contract charge 0.95% Class IB	$39.94	—	—	—	(8.75)%
	Highest contract charge 1.90% Class IB	$32.41	—	—	—	(9.65)%
	All contract charges	—	13,640	$425,441	0.12%
2017	Lowest contract charge 0.95% Class IB	$43.77	—	—	—	21.52%
	Highest contract charge 1.90% Class IB	$35.87	—	—	—	20.37%
	All contract charges	—	14,720	$506,213	0.28%
2016	Lowest contract charge 0.95% Class IB	$36.02	—	—	—	11.48%
	Highest contract charge 1.90% Class IB	$29.80	—	—	—	10.45%
	All contract charges	—	16,183	$461,337	0.36%
2015	Lowest contract charge 0.95% Class IB	$32.31	—	—	—	(3.81)%
	Highest contract charge 1.90% Class IB	$26.98	—	—	—	(4.77)%
	All contract charges	—	18,252	$469,041	0.05%

EQ/Aggressive Allocation
2019	Lowest contract charge 1.15% Class B	$21.41	—	—	—	23.05%
	Highest contract charge 1.90% Class B	$18.97	—	—	—	22.15%
	All contract charges	—	106,585	$2,315,011	1.52%
2018	Lowest contract charge 1.15% Class B	$17.40	—	—	—	(9.75)%
	Highest contract charge 1.90% Class B	$15.53	—	—	—	(10.49)%
	All contract charges	—	118,690	$2,102,267	1.51%
2017	Lowest contract charge 1.15% Class B	$19.28	—	—	—	17.70%
	Highest contract charge 1.90% Class B	$17.35	—	—	—	16.84%
	All contract charges	—	130,009	$2,561,277	1.46%
2016	Lowest contract charge 1.15% Class B	$16.38	—	—	—	7.55%
	Highest contract charge 1.90% Class B	$14.85	—	—	—	6.76%
	All contract charges	—	140,150	$2,353,275	0.93%
2015	Lowest contract charge 1.15% Class B	$15.23	—	—	—	(2.87)%
	Highest contract charge 1.90% Class B	$13.91	—	—	—	(3.60)%
	All contract charges	—	156,829	$2,456,477	0.92%

EQ/Balanced Strategy
2019	Lowest contract charge 1.15% Class IB	$11.36	—	—	—	14.29%
	Highest contract charge 1.70% Class IB	$16.80	—	—	—	13.67%
	All contract charges	—	20,409	$353,245	1.45%
2018	Lowest contract charge 1.15% Class IB	$9.94	—	—	—	(5.24)%
	Highest contract charge 1.70% Class IB	$14.78	—	—	—	(5.80)%
	All contract charges	—	22,766	$346,399	1.14%
2017	Lowest contract charge 1.15% Class IB(a)	$10.49	—	—	—	4.80%
	Highest contract charge 1.70% Class IB	$15.69	—	—	—	7.98%
	All contract charges	—	25,875	$416,713	1.23%
2016	Lowest contract charge 1.30% Class IB	$14.98	—	—	—	4.61%
	Highest contract charge 1.70% Class IB	$14.53	—	—	—	4.23%
	All contract charges	—	28,957	$430,865	0.83%
2015	Lowest contract charge 1.30% Class IB	$14.32	—	—	—	(1.98)%
	Highest contract charge 1.70% Class IB	$13.94	—	—	—	(2.38)%
	All contract charges	—	31,558	$449,309	0.94%

EQ/ClearBridge Select Equity Managed Volatility
2019	Lowest contract charge 1.20% Class IB	$18.92	—	—	—	31.94%
	Highest contract charge 1.70% Class IB	$17.68	—	—	—	31.25%
	All contract charges	—	9,351	$170,030	0.35%
2018	Lowest contract charge 1.20% Class IB	$14.34	—	—	—	(11.15)%
	Highest contract charge 1.80% Class IB	$13.30	—	—	—	(11.75)%
	All contract charges	—	9,943	$137,355	3.48%

FSA-57

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2019

7.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/ClearBridge Select Equity Managed Volatility (Continued)
2017	Lowest contract charge 1.20% Class IB	$16.14	—	—	—	12.87%
	Highest contract charge 1.80% Class IB	$15.07	—	—	—	12.21%
	All contract charges	—	11,095	$173,016	1.02%
2016	Lowest contract charge 1.20% Class IB	$14.30	—	—	—	11.81%
	Highest contract charge 1.80% Class IB	$13.43	—	—	—	11.08%
	All contract charges	—	12,043	$167,015	2.17%
2015	Lowest contract charge 1.20% Class IB	$12.79	—	—	—	(3.62)%
	Highest contract charge 1.80% Class IB	$12.09	—	—	—	(4.12)%
	All contract charges	—	13,722	$170,669	1.78%

EQ/Common Stock Index
2019	Lowest contract charge 0.95% Class IB	$658.08	—	—	—	28.99%
	Highest contract charge 1.90% Class IB	$431.04	—	—	—	27.76%
	All contract charges	—	17,160	$842,997	1.41%
2018	Lowest contract charge 0.95% Class IB	$510.16	—	—	—	(6.70)%
	Highest contract charge 1.90% Class IB	$337.39	—	—	—	(7.60)%
	All contract charges	—	19,181	$732,949	1.28%
2017	Lowest contract charge 0.95% Class IB	$546.79	—	—	—	19.33%
	Highest contract charge 1.90% Class IB	$365.14	—	—	—	18.19%
	All contract charges	—	21,356	$889,494	1.28%
2016	Lowest contract charge 0.95% Class IB	$458.22	—	—	—	10.63%
	Highest contract charge 1.90% Class IB	$308.95	—	—	—	9.58%
	All contract charges	—	23,298	$821,559	1.55%
2015	Lowest contract charge 0.95% Class IB	$414.19	—	—	—	(1.00)%
	Highest contract charge 1.90% Class IB	$281.95	—	—	—	(1.95)%
	All contract charges	—	25,480	$820,311	1.36%

EQ/Conservative Allocation
2019	Lowest contract charge 0.95% Class B	$14.30	—	—	—	8.17%
	Highest contract charge 1.80% Class B	$12.47	—	—	—	7.22%
	All contract charges	—	62,969	$853,549	1.61%
2018	Lowest contract charge 1.15% Class B	$12.83	—	—	—	(2.66)%
	Highest contract charge 1.80% Class B	$11.63	—	—	—	(3.33)%
	All contract charges	—	69,174	$871,166	1.46%
2017	Lowest contract charge 1.15% Class B	$13.18	—	—	—	3.70%
	Highest contract charge 1.80% Class B	$12.03	—	—	—	3.08%
	All contract charges	—	77,119	$1,002,197	1.07%
2016	Lowest contract charge 1.15% Class B	$12.71	—	—	—	1.76%
	Highest contract charge 1.80% Class B	$11.67	—	—	—	1.04%
	All contract charges	—	91,404	$1,148,298	0.92%
2015	Lowest contract charge 1.15% Class B	$12.49	—	—	—	(1.42)%
	Highest contract charge 1.80% Class B	$11.55	—	—	—	(2.04)%
	All contract charges	—	96,782	$1,199,846	0.79%

EQ/Conservative Growth Strategy
2019	Lowest contract charge 1.30% Class IB	$16.02	—	—	—	11.87%
	Highest contract charge 1.70% Class IB	$15.35	—	—	—	11.47%
	All contract charges	—	8,175	$129,062	1.43%
2018	Lowest contract charge 1.30% Class IB	$14.32	—	—	—	(4.47)%
	Highest contract charge 1.70% Class IB	$13.77	—	—	—	(4.90)%
	All contract charges	—	9,290	$131,207	1.14%
2017	Lowest contract charge 1.30% Class IB	$14.99	—	—	—	6.54%
	Highest contract charge 1.70% Class IB	$14.48	—	—	—	6.16%
	All contract charges	—	10,796	$159,970	1.14%
2016	Lowest contract charge 1.30% Class IB	$14.07	—	—	—	3.61%
	Highest contract charge 1.70% Class IB	$13.64	—	—	—	3.18%
	All contract charges	—	12,331	$171,672	0.82%

FSA-58

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2019

7.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Conservative Growth Strategy (Continued)
2015	Lowest contract charge 1.30% Class IB	$13.58	—	—	—	(1.74)%
	Highest contract charge 1.70% Class IB	$13.22	—	—	—	(2.15)%
	All contract charges	—	13,773	$185,312	0.90%

EQ/Conservative Strategy
2019	Lowest contract charge 1.30% Class IB	$12.99	—	—	—	7.53%
	Highest contract charge 1.70% Class IB	$12.44	—	—	—	7.06%
	All contract charges	—	5,669	$72,659	1.46%
2018	Lowest contract charge 1.30% Class IB	$12.08	—	—	—	(2.66)%
	Highest contract charge 1.70% Class IB	$11.62	—	—	—	(3.09)%
	All contract charges	—	6,209	$74,064	1.16%
2017	Lowest contract charge 1.30% Class IB	$12.41	—	—	—	2.90%
	Highest contract charge 1.70% Class IB	$11.99	—	—	—	2.57%
	All contract charges	—	7,188	$88,246	0.96%
2016	Lowest contract charge 1.30% Class IB	$12.06	—	—	—	1.52%
	Highest contract charge 1.70% Class IB	$11.69	—	—	—	1.04%
	All contract charges	—	8,613	$102,857	0.75%
2015	Lowest contract charge 1.30% Class IB	$11.88	—	—	—	(1.49)%
	Highest contract charge 1.70% Class IB	$11.57	—	—	—	(1.87)%
	All contract charges	—	9,308	$109,700	0.78%

EQ/Conservative-Plus Allocation
2019	Lowest contract charge 0.95% Class B	$16.16	—	—	—	12.38%
	Highest contract charge 1.90% Class B	$13.87	—	—	—	11.32%
	All contract charges	—	57,546	$894,482	1.55%
2018	Lowest contract charge 0.95% Class B	$14.38	—	—	—	(4.58)%
	Highest contract charge 1.90% Class B	$12.46	—	—	—	(5.46)%
	All contract charges	—	63,456	$882,458	1.43%
2017	Lowest contract charge 0.95% Class B	$15.07	—	—	—	7.80%
	Highest contract charge 1.90% Class B	$13.18	—	—	—	6.72%
	All contract charges	—	70,736	$1,036,558	1.16%
2016	Lowest contract charge 0.95% Class B	$13.98	—	—	—	3.71%
	Highest contract charge 1.90% Class B	$12.35	—	—	—	2.75%
	All contract charges	—	78,798	$1,076,771	0.90%
2015	Lowest contract charge 0.95% Class B	$13.48	—	—	—	(1.53)%
	Highest contract charge 1.90% Class B	$12.02	—	—	—	(2.51)%
	All contract charges	—	86,341	$1,143,950	0.79%

EQ/Core Bond Index
2019	Lowest contract charge 0.25% Class IB	$10.63	—	—	—	5.98%
	Highest contract charge 1.90% Class IB	$12.99	—	—	—	4.25%
	All contract charges	—	99,658	$1,209,861	1.85%
2018	Lowest contract charge 0.25% Class IB	$10.03	—	—	—	—%
	Highest contract charge 1.90% Class IB	$12.46	—	—	—	(1.66)%
	All contract charges	—	108,912	$1,263,601	1.85%
2017	Lowest contract charge 0.25% Class IB (a)	$10.03	—	—	—	0.10%
	Highest contract charge 1.90% Class IB	$12.67	—	—	—	(0.47)%
	All contract charges	—	115,007	$1,350,453	1.54%
2016	Lowest contract charge 0.65% Class IB	$10.49	—	—	—	0.67%
	Highest contract charge 1.90% Class IB	$12.73	—	—	—	(0.55)%
	All contract charges	—	121,421	$1,426,090	1.44%
2015	Lowest contract charge 0.65% Class IB	$10.42	—	—	—	(0.19)%
	Highest contract charge 1.90% Class IB	$12.80	—	—	—	(1.46)%
	All contract charges	—	129,512	$1,526,309	1.43%

EQ/Equity 500 Index
2019	Lowest contract charge 0.25% Class IB	$13.88	—	—	—	30.33%
	Highest contract charge 1.90% Class IB	$60.32	—	—	—	28.20%
	All contract charges	—	51,195	$2,056,845	1.55%

FSA-59

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2019

7.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Equity 500 Index (Continued)
2018	Lowest contract charge 0.25% Class IB	$10.65	—	—	—	(5.16)%
	Highest contract charge 1.90% Class IB	$47.05	—	—	—	(6.76)%
	All contract charges	—	56,015	$1,755,273	1.41%
2017	Lowest contract charge 0.25% Class IB (a)	$11.23	—	—	—	12.08%
	Highest contract charge 1.90% Class IB	$50.46	—	—	—	18.76%
	All contract charges	—	61,267	$2,053,508	1.42%
2016	Lowest contract charge 0.65% Class IB	$20.68	—	—	—	10.47%
	Highest contract charge 1.90% Class IB	$42.49	—	—	—	9.12%
	All contract charges	—	65,022	$1,837,045	1.65%
2015	Lowest contract charge 0.65% Class IB	$18.72	—	—	—	0.16%
	Highest contract charge 1.90% Class IB	$38.94	—	—	—	(1.12)%
	All contract charges	—	66,440	$1,723,661	1.59%

EQ/Franklin Balanced Managed Volatility
2019	Lowest contract charge 0.95% Class IB	$16.60	—	—	—	15.44%
	Highest contract charge 1.80% Class IB	$14.80	—	—	—	14.46%
	All contract charges	—	41,040	$634,016	2.56%
2018	Lowest contract charge 0.95% Class IB	$14.38	—	—	—	(5.21)%
	Highest contract charge 1.80% Class IB	$12.93	—	—	—	(6.03)%
	All contract charges	—	45,641	$613,847	2.80%
2017	Lowest contract charge 0.95% Class IB	$15.17	—	—	—	8.98%
	Highest contract charge 1.80% Class IB	$13.76	—	—	—	8.01%
	Highest contract charge 1.80% Class IB	$12.74	—	—	—	8.52%
	All contract charges	—	51,384	$732,970	2.49%
2016	Lowest contract charge 0.95% Class IB	$13.92	—	—	—	9.35%
	Highest contract charge 1.80% Class IB	$12.74	—	—	—	8.52%
	All contract charges	—	55,731	$733,465	2.53%
2015	Lowest contract charge 0.95% Class IB	$12.73	—	—	—	(3.92)%
	Highest contract charge 1.80% Class IB	$11.74	—	—	—	(4.79)%
	All contract charges	—	59,076	$714,485	2.21%

EQ/Franklin Small Cap Value Managed Volatility
2019	Lowest contract charge 0.95% Class IB	$19.52	—	—	—	24.33%
	Highest contract charge 1.70% Class IB	$17.64	—	—	—	23.36%
	All contract charges	—	5,956	$108,127	0.89%
2018	Lowest contract charge 0.95% Class IB	$15.70	—	—	—	(13.69)%
	Highest contract charge 1.80% Class IB	$14.12	—	—	—	(14.42)%
	All contract charges	—	6,377	$93,648	0.59%
2017	Lowest contract charge 0.95% Class IB	$18.19	—	—	—	10.71%
	Highest contract charge 1.80% Class IB	$16.50	—	—	—	9.78%
	All contract charges	—	7,471	$127,772	0.52%
2016	Lowest contract charge 0.95% Class IB	$16.43	—	—	—	23.63%
	Highest contract charge 1.80% Class IB	$15.03	—	—	—	22.59%
	All contract charges	—	8,769	$136,220	0.40%
2015	Lowest contract charge 1.20% Class IB	$12.98	—	—	—	(7.62)%
	Highest contract charge 1.80% Class IB	$12.26	—	—	—	(8.23)%
	All contract charges	—	8,997	$113,550	0.22%

EQ/Franklin Templeton Allocation Managed Volatility
2019	Lowest contract charge 0.95% Class IB	$14.82	—	—	—	20.98%
	Highest contract charge 1.80% Class IB	$13.29	—	—	—	19.95%
	All contract charges	—	72,672	$1,003,496	1.98%
2018	Lowest contract charge 0.95% Class IB	$12.25	—	—	—	(9.53)%
	Highest contract charge 1.80% Class IB	$11.08	—	—	—	(10.28)%
	All contract charges	—	82,958	$951,636	2.14%
2017	Lowest contract charge 0.95% Class IB	$13.54	—	—	—	13.88%
	Highest contract charge 1.80% Class IB	$12.35	—	—	—	12.89%
	All contract charges	—	92,060	$1,173,895	1.65%

FSA-60

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2019

7.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Franklin Templeton Allocation Managed Volatility (Continued)
2016	Lowest contract charge 0.95% Class IB	$11.89	—	—	—	8.49%
	Highest contract charge 1.80% Class IB	$10.94	—	—	—	7.47%
	All contract charges	—	100,394	$1,130,650	1.61%
2015	Lowest contract charge 1.15% Class IB	$10.77	—	—	—	(3.93)%
	Highest contract charge 1.80% Class IB	$10.18	—	—	—	(4.50)%
	All contract charges	—	113,359	$1,183,544	1.19%

EQ/Global Equity Managed Volatility
2019	Lowest contract charge 0.95% Class IB	$31.33	—	—	—	24.08%
	Highest contract charge 1.90% Class IB	$25.25	—	—	—	22.87%
	All contract charges	—	24,550	$818,538	1.31%
2018	Lowest contract charge 0.95% Class IB	$25.25	—	—	—	(12.99)%
	Highest contract charge 1.90% Class IB	$20.55	—	—	—	(13.84)%
	All contract charges	—	27,388	$739,407	1.00%
2017	Lowest contract charge 0.95% Class IB	$29.02	—	—	—	24.87%
	Highest contract charge 1.90% Class IB	$23.85	—	—	—	23.70%
	All contract charges	—	30,583	$953,068	1.06%
2016	Lowest contract charge 0.95% Class IB	$23.24	—	—	—	3.52%
	Highest contract charge 1.90% Class IB	$19.28	—	—	—	2.50%
	All contract charges	—	33,877	$849,825	0.91%
2015	Lowest contract charge 0.95% Class IB	$22.45	—	—	—	(2.69)%
	Highest contract charge 1.90% Class IB	$18.81	—	—	—	(3.59)%
	All contract charges	—	37,914	$923,557	0.86%

EQ/Growth Strategy
2019	Lowest contract charge 1.30% Class IB	$21.38	—	—	—	18.65%
	Highest contract charge 1.70% Class IB	$20.48	—	—	—	18.18%
	All contract charges	—	30,330	$638,273	1.47%
2018	Lowest contract charge 1.30% Class IB	$18.02	—	—	—	(7.30)%
	Highest contract charge 1.70% Class IB	$17.33	—	—	—	(7.67)%
	All contract charges	—	34,189	$607,120	1.13%
2017	Lowest contract charge 1.30% Class IB	$19.44	—	—	—	12.24%
	Highest contract charge 1.70% Class IB	$18.77	—	—	—	11.79%
	All contract charges	—	38,465	$738,367	1.44%
2016	Lowest contract charge 1.30% Class IB	$17.32	—	—	—	6.72%
	Highest contract charge 1.70% Class IB	$16.79	—	—	—	6.27%
	All contract charges	—	42,322	$725,052	0.92%
2015	Lowest contract charge 1.30% Class IB	$16.23	—	—	—	(2.29)%
	Highest contract charge 1.70% Class IB	$15.80	—	—	—	(2.65)%
	All contract charges	—	45,382	$729,835	1.10%

EQ/Intermediate Government Bond
2019	Lowest contract charge 1.20% Class IB	$21.11	—	—	—	2.93%
	Highest contract charge 1.70% Class IB	$18.25	—	—	—	2.41%
	All contract charges	—	11,646	$158,442	1.54%
2018	Lowest contract charge 1.20% Class IB	$20.51	—	—	—	(0.39)%
	Highest contract charge 1.90% Class IB	$16.84	—	—	—	(1.12)%
	All contract charges	—	12,037	$162,171	1.24%
2017	Lowest contract charge 1.20% Class IB	$20.59	—	—	—	(0.87)%
	Highest contract charge 1.90% Class IB	$17.03	—	—	—	(1.56)%
	All contract charges	—	13,065	$177,089	0.81%
2016	Lowest contract charge 1.20% Class IB	$20.77	—	—	—	(0.76)%
	Highest contract charge 1.90% Class IB	$17.30	—	—	—	(1.42)%
	All contract charges	—	14,333	$194,689	0.64%
2015	Lowest contract charge 1.20% Class IB	$20.93	—	—	—	(0.76)%
	Highest contract charge 1.90% Class IB	$17.55	—	—	—	(1.52)%
	All contract charges	—	15,169	$208,716	0.59%

FSA-61

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2019

7.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/International Core Managed Volatility
2019	Lowest contract charge 0.95% Class IB	$16.70	—	—	—	21.28%
	Highest contract charge 1.90% Class IB	$13.68	—	—	—	20.11%
	All contract charges	—	50,913	$845,098	1.94%
2018	Lowest contract charge 0.95% Class IB	$13.77	—	—	—	(15.68)%
	Highest contract charge 1.90% Class IB	$11.39	—	—	—	(16.50)%
	All contract charges	—	56,312	$774,474	1.67%
2017	Lowest contract charge 0.95% Class IB	$16.33	—	—	—	25.13%
	Highest contract charge 1.90% Class IB	$13.64	—	—	—	23.89%
	All contract charges	—	61,397	$1,006,860	1.63%
2016	Lowest contract charge 0.95% Class IB	$13.05	—	—	—	(0.76)%
	Highest contract charge 1.90% Class IB	$11.01	—	—	—	(1.70)%
	All contract charges	—	67,085	$883,719	0.28%
2015	Lowest contract charge 0.95% Class IB	$13.15	—	—	—	(5.26)%
	Highest contract charge 1.90% Class IB	$11.20	—	—	—	(6.12)%
	All contract charges	—	73,183	$976,132	0.06%

EQ/International Equity Index
2019	Lowest contract charge 0.95% Class IB	$18.52	—	—	—	20.97%
	Highest contract charge 1.90% Class IB	$14.59	—	—	—	19.79%
	All contract charges	—	40,233	$650,622	2.81%
2018	Lowest contract charge 0.95% Class IB	$15.31	—	—	—	(15.97)%
	Highest contract charge 1.90% Class IB	$12.18	—	—	—	(16.75)%
	All contract charges	—	43,304	$581,684	2.41%
2017	Lowest contract charge 0.95% Class IB	$18.22	—	—	—	22.04%
	Highest contract charge 1.90% Class IB	$14.63	—	—	—	20.91%
	All contract charges	—	45,547	$732,568	2.69%
2016	Lowest contract charge 0.95% Class IB	$14.93	—	—	—	1.22%
	Highest contract charge 1.90% Class IB	$12.10	—	—	—	0.25%
	All contract charges	—	46,553	$616,874	2.71%
2015	Lowest contract charge 0.95% Class IB	$14.75	—	—	—	(3.02)%
	Highest contract charge 1.90% Class IB	$12.07	—	—	—	(4.05)%
	All contract charges	—	49,825	$655,415	2.42%

EQ/International Value Managed Volatility
2019	Lowest contract charge 0.95% Class IB	$24.55	—	—	—	21.53%
	Highest contract charge 1.90% Class IB	$19.73	—	—	—	20.30%
	All contract charges	—	20,434	$389,696	2.25%
2018	Lowest contract charge 0.95% Class IB	$20.20	—	—	—	(17.31)%
	Highest contract charge 1.90% Class IB	$16.40	—	—	—	(18.08)%
	All contract charges	—	22,411	$353,641	1.69%
2017	Lowest contract charge 0.95% Class IB	$24.43	—	—	—	22.21%
	Highest contract charge 1.90% Class IB	$20.02	—	—	—	21.04%
	All contract charges	—	24,119	$462,137	1.87%
2016	Lowest contract charge 0.95% Class IB	$19.99	—	—	—	(0.20)%
	Highest contract charge 1.90% Class IB	$16.54	—	—	—	(1.14)%
	All contract charges	—	26,682	$420,879	0.46%
2015	Lowest contract charge 0.95% Class IB	$20.03	—	—	—	(4.07)%
	Highest contract charge 1.90% Class IB	$16.73	—	—	—	(5.00)%
	All contract charges	—	28,925	$459,514	0.10%

EQ/Janus Enterprise
2019	Lowest contract charge 0.95% Class IB	$34.01	—	—	—	35.17%
	Highest contract charge 1.80% Class IB	$29.97	—	—	—	34.03%
	All contract charges	—	14,781	$464,970	0.02%
2018	Lowest contract charge 0.95% Class IB	$25.16	—	—	—	(2.71)%
	Highest contract charge 1.80% Class IB	$22.36	—	—	—	(3.58)%
	All contract charges	—	16,619	$388,832	0.00%

FSA-62

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2019

7.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Janus Enterprise (Continued)
2017	Lowest contract charge 0.95% Class IB	$25.86	—	—	—	26.64%
	Highest contract charge 1.80% Class IB	$23.19	—	—	—	25.62%
	All contract charges	—	17,973	$434,735	0.00%
2016	Lowest contract charge 0.95% Class IB	$20.42	—	—	—	(5.20)%
	Highest contract charge 1.80% Class IB	$18.46	—	—	—	(6.06)%
	All contract charges	—	19,796	$379,947	0.00%
2015	Lowest contract charge 0.95% Class IB	$21.54	—	—	—	(6.39)%
	Highest contract charge 1.80% Class IB	$19.65	—	—	—	(7.22)%
	All contract charges	—	22,683	$461,738	0.00%

EQ/Large Cap Core Managed Volatility
2019	Lowest contract charge 0.95% Class IB	$23.97	—	—	—	28.73%
	Highest contract charge 1.90% Class IB	$19.58	—	—	—	27.56%
	All contract charges	—	61,048	$1,500,468	1.26%
2018	Lowest contract charge 0.95% Class IB	$18.62	—	—	—	(7.32)%
	Highest contract charge 1.90% Class IB	$15.35	—	—	—	(8.25)%
	All contract charges	—	68,873	$1,322,352	1.00%
2017	Lowest contract charge 0.95% Class IB	$20.09	—	—	—	20.81%
	Highest contract charge 1.90% Class IB	$16.73	—	—	—	19.67%
	All contract charges	—	78,394	$1,631,217	0.98%
2016	Lowest contract charge 0.95% Class IB	$16.63	—	—	—	8.76%
	Highest contract charge 1.90% Class IB	$13.98	—	—	—	7.70%
	All contract charges	—	87,725	$1,517,940	1.08%
2015	Lowest contract charge 0.95% Class IB	$15.29	—	—	—	(0.59)%
	Highest contract charge 1.90% Class IB	$12.98	—	—	—	(1.52)%
	All contract charges	—	98,847	$1,580,036	0.90%

EQ/Large Cap Growth Index
2019	Lowest contract charge 0.95% Class IB	$24.33	—	—	—	34.05%
	Highest contract charge 1.90% Class IB	$19.93	—	—	—	32.78%
	All contract charges	—	25,891	$761,788	0.62%
2018	Lowest contract charge 0.95% Class IB	$18.15	—	—	—	(3.20)%
	Highest contract charge 1.90% Class IB	$15.01	—	—	—	(4.15)%
	All contract charges	—	28,434	$626,515	0.62%
2017	Lowest contract charge 0.95% Class IB	$18.75	—	—	—	28.07%
	Highest contract charge 1.90% Class IB	$15.66	—	—	—	26.80%
	All contract charges	—	31,182	$709,341	0.76%
2016	Lowest contract charge 0.95% Class IB	$14.64	—	—	—	5.32%
	Highest contract charge 1.90% Class IB	$12.35	—	—	—	4.31%
	All contract charges	—	33,265	$591,068	0.98%
2015	Lowest contract charge 0.95% Class IB	$13.90	—	—	—	3.81%
	Highest contract charge 1.90% Class IB	$11.84	—	—	—	2.87%
	All contract charges	—	36,144	$609,656	0.90%

EQ/Large Cap Growth Managed Volatility
2019	Lowest contract charge 0.95% Class IB	$46.33	—	—	—	32.45%
	Highest contract charge 1.90% Class IB	$37.24	—	—	—	31.17%
	All contract charges	—	80,958	$3,062,781	0.42%
2018	Lowest contract charge 0.95% Class IB	$34.98	—	—	—	(3.90)%
	Highest contract charge 1.90% Class IB	$28.39	—	—	—	(4.83)%
	All contract charges	—	91,928	$2,639,037	0.47%
2017	Lowest contract charge 0.95% Class IB	$36.40	—	—	—	27.99%
	Highest contract charge 1.90% Class IB	$29.83	—	—	—	26.77%
	All contract charges	—	105,089	$3,156,653	0.48%
2016	Lowest contract charge 0.95% Class IB	$28.44	—	—	—	4.52%
	Highest contract charge 1.90% Class IB	$23.53	—	—	—	3.52%
	All contract charges	—	118,136	$2,787,263	0.55%

FSA-63

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2019

7.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Large Cap Growth Managed Volatility (Continued)
2015	Lowest contract charge 0.95% Class IB	$27.21	—	—	—	3.03%
	Highest contract charge 1.90% Class IB	$22.73	—	—	—	2.07%
	All contract charges	—	133,963	$3,037,986	0.28%

EQ/Large Cap Value Index
2019	Lowest contract charge 0.95% Class IB	$13.73	—	—	—	24.48%
	Highest contract charge 1.80% Class IB	$12.14	—	—	—	23.37%
	All contract charges	—	35,596	$452,361	2.21%
2018	Lowest contract charge 0.95% Class IB	$11.03	—	—	—	(9.81)%
	Highest contract charge 1.80% Class IB	$9.84	—	—	—	(10.55)%
	All contract charges	—	38,099	$391,053	1.99%
2017	Lowest contract charge 0.95% Class IB	$12.23	—	—	—	12.00%
	Highest contract charge 1.80% Class IB	$11.00	—	—	—	10.89%
	All contract charges	—	41,674	$476,659	1.80%
2016	Lowest contract charge 0.95% Class IB	$10.92	—	—	—	15.31%
	Highest contract charge 1.80% Class IB	$9.92	—	—	—	14.42%
	All contract charges	—	44,658	$458,949	2.00%
2015	Lowest contract charge 0.95% Class IB	$9.47	—	—	—	(5.30)%
	Highest contract charge 1.80% Class IB	$8.67	—	—	—	(6.17)%
	All contract charges	—	46,381	$415,436	1.86%

EQ/Large Cap Value Managed Volatility
2019	Lowest contract charge 0.95% Class IB	$28.10	—	—	—	24.23%
	Highest contract charge 1.90% Class IB	$22.73	—	—	—	23.06%
	All contract charges	—	104,459	$2,402,265	1.90%
2018	Lowest contract charge 0.95% Class IB	$22.62	—	—	—	(10.77)%
	Highest contract charge 1.90% Class IB	$18.47	—	—	—	(11.67)%
	All contract charges	—	116,565	$2,168,698	2.42%
2017	Lowest contract charge 0.95% Class IB	$25.35	—	—	—	12.77%
	Highest contract charge 1.90% Class IB	$20.91	—	—	—	11.70%
	All contract charges	—	130,348	$2,733,176	1.49%
2016	Lowest contract charge 0.95% Class IB	$22.48	—	—	—	14.23%
	Highest contract charge 1.90% Class IB	$18.72	—	—	—	13.11%
	All contract charges	—	144,915	$2,707,920	1.66%
2015	Lowest contract charge 0.95% Class IB	$19.68	—	—	—	(4.93)%
	Highest contract charge 1.90% Class IB	$16.55	—	—	—	(5.81)%
	All contract charges	—	162,866	$2,676,706	1.54%

EQ/Mid Cap Index
2019	Lowest contract charge 0.95% Class IB	$26.90	—	—	—	24.19%
	Highest contract charge 1.90% Class IB	$22.33	—	—	—	23.03%
	All contract charges	—	31,480	$839,770	1.09%
2018	Lowest contract charge 0.95% Class IB	$21.66	—	—	—	(12.56)%
	Highest contract charge 1.90% Class IB	$18.15	—	—	—	(13.41)%
	All contract charges	—	34,547	$745,731	1.04%
2017	Lowest contract charge 0.95% Class IB	$24.77	—	—	—	14.41%
	Highest contract charge 1.90% Class IB	$20.96	—	—	—	13.30%
	All contract charges	—	38,185	$946,770	0.90%
2016	Lowest contract charge 0.95% Class IB	$21.65	—	—	—	18.76%
	Highest contract charge 1.90% Class IB	$18.50	—	—	—	17.68%
	All contract charges	—	41,241	$898,263	1.09%
2015	Lowest contract charge 0.95% Class IB	$18.23	—	—	—	(3.75)%
	Highest contract charge 1.90% Class IB	$15.72	—	—	—	(4.73)%
	All contract charges	—	43,998	$810,892	0.85%

EQ/Mid Cap Value Managed Volatility
2019	Lowest contract charge 0.95% Class IB	$35.38	—	—	—	25.37%
	Highest contract charge 1.90% Class IB	$28.44	—	—	—	24.19%
	All contract charges	—	36,718	$1,080,689	1.35%

FSA-64

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2019

7.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Mid Cap Value Managed Volatility (Continued)
2018	Lowest contract charge 0.95% Class IB	$28.22	—	—	—	(14.12)%
	Highest contract charge 1.90% Class IB	$22.90	—	—	—	(14.96)%
	All contract charges	—	40,789	$962,145	1.19%
2017	Lowest contract charge 0.95% Class IB	$32.86	—	—	—	11.28%
	Highest contract charge 1.90% Class IB	$26.93	—	—	—	10.19%
	All contract charges	—	45,503	$1,256,646	1.03%
2016	Lowest contract charge 0.95% Class IB	$29.53	—	—	—	16.54%
	Highest contract charge 1.90% Class IB	$24.44	—	—	—	15.45%
	All contract charges	—	50,679	$1,264,192	1.21%
2015	Lowest contract charge 0.95% Class IB	$25.34	—	—	—	(4.45)%
	Highest contract charge 1.90% Class IB	$21.17	—	—	—	(5.36)%
	All contract charges	—	56,835	$1,222,477	0.74%

EQ/Moderate Allocation
2019	Lowest contract charge 0.95% Class B	$78.01	—	—	—	14.43%
	Highest contract charge 1.90% Class B	$56.25	—	—	—	13.34%
	All contract charges	—	186,084	$3,949,020	1.56%
2018	Lowest contract charge 0.95% Class B	$68.17	—	—	—	(5.67)%
	Highest contract charge 1.90% Class B	$49.63	—	—	—	(6.59)%
	All contract charges	—	208,890	$3,893,195	1.50%
2017	Lowest contract charge 0.95% Class B	$72.27	—	—	—	10.00%
	Highest contract charge 1.90% Class B	$53.13	—	—	—	8.94%
	All contract charges	—	233,961	$4,648,305	1.21%
2016	Lowest contract charge 0.95% Class B	$65.70	—	—	—	4.35%
	Highest contract charge 1.90% Class B	$48.77	—	—	—	3.37%
	All contract charges	—	261,685	$4,749,907	0.87%
2015	Lowest contract charge 0.95% Class B	$62.96	—	—	—	(1.82)%
	Highest contract charge 1.90% Class B	$47.18	—	—	—	(2.76)%
	All contract charges	—	294,244	$5,142,914	0.79%

EQ/Moderate Growth Strategy
2019	Lowest contract charge 1.30% Class IB	$19.75	—	—	—	16.45%
	Highest contract charge 1.70% Class IB	$18.92	—	—	—	15.93%
	All contract charges	—	34,497	$672,323	1.45%
2018	Lowest contract charge 1.30% Class IB	$16.96	—	—	—	(6.40)%
	Highest contract charge 1.70% Class IB	$16.32	—	—	—	(6.74)%
	All contract charges	—	39,296	$658,654	1.13%
2017	Lowest contract charge 1.30% Class IB	$18.12	—	—	—	10.35%
	Highest contract charge 1.70% Class IB	$17.50	—	—	—	9.92%
	All contract charges	—	45,097	$808,657	1.33%
2016	Lowest contract charge 1.30% Class IB	$16.42	—	—	—	5.66%
	Highest contract charge 1.70% Class IB	$15.92	—	—	—	5.22%
	All contract charges	—	50,523	$822,255	0.87%
2015	Lowest contract charge 1.30% Class IB	$15.54	—	—	—	(2.08)%
	Highest contract charge 1.70% Class IB	$15.13	—	—	—	(2.45)%
	All contract charges	—	54,859	$845,964	1.02%

EQ/Moderate-Plus Allocation
2019	Lowest contract charge 0.95% Class B	$19.99	—	—	—	18.85%
	Highest contract charge 1.80% Class B	$17.43	—	—	—	17.85%
	All contract charges	—	340,412	$6,751,187	1.52%
2018	Lowest contract charge 0.95% Class B	$16.82	—	—	—	(7.68)%
	Highest contract charge 1.80% Class B	$14.79	—	—	—	(8.53)%
	All contract charges	—	378,943	$6,358,563	1.53%
2017	Lowest contract charge 0.95% Class B	$18.22	—	—	—	13.80%
	Highest contract charge 1.80% Class B	$16.17	—	—	—	12.84%
	All contract charges	—	420,234	$7,682,872	1.35%

FSA-65

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2019

7.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Moderate-Plus Allocation (Continued)
2016	Lowest contract charge 0.95% Class B	$16.01	—	—	—	6.24%
	Highest contract charge 1.80% Class B	$14.33	—	—	—	5.37%
	All contract charges	—	462,777	$7,475,281	0.87%
2015	Lowest contract charge 0.95% Class B	$15.07	—	—	—	(2.21)%
	Highest contract charge 1.80% Class B	$13.60	—	—	—	(3.06)%
	All contract charges	—	518,373	$7,924,005	0.86%

EQ/Money Market
2019	Lowest contract charge 0.00% Class IB	$45.86	—	—	—	1.51%
	Highest contract charge 1.80% Class IB	$22.81	—	—	—	(0.31)%
	All contract charges	—	179,767	$747,015	1.50%
2018	Lowest contract charge 0.00% Class IB	$45.18	—	—	—	1.28%
	Highest contract charge 1.80% Class IB	$22.88	—	—	—	(0.56)%
	All contract charges	—	195,133	$610,775	1.26%
2017	Lowest contract charge 0.00% Class IB	$44.61	—	—	—	0.41%
	Highest contract charge 1.90% Class IB	$22.17	—	—	—	(1.51)%
	All contract charges	—	198,939	$587,012	0.39%
2016	Lowest contract charge 0.00% Class IB	$44.43	—	—	—	0.00%
	Highest contract charge 1.90% Class IB	$22.51	—	—	—	(1.92)%
	All contract charges	—	215,949	$707,123	0.00%
2015	Lowest contract charge 0.00% Class IB	$44.43	—	—	—	0.00%
	Highest contract charge 1.90% Class IB	$22.95	—	—	—	(1.88)%
	All contract charges	—	238,527	$526,134	0.00%

EQ/Quality Bond PLUS
2019	Lowest contract charge 1.20% Class IB	$17.87	—	—	—	4.38%
	Highest contract charge 1.90% Class IB	$14.83	—	—	—	3.63%
	All contract charges	—	61,934	$803,701	1.54%
2018	Lowest contract charge 1.20% Class IB	$17.12	—	—	—	(1.10)%
	Highest contract charge 1.90% Class IB	$14.31	—	—	—	(1.78)%
	All contract charges	—	68,234	$852,634	1.65%
2017	Lowest contract charge 1.20% Class IB	$17.31	—	—	—	0.17%
	Highest contract charge 1.90% Class IB	$14.57	—	—	—	(0.55)%
	All contract charges	—	74,909	$947,422	1.17%
2016	Lowest contract charge 1.20% Class IB	$17.28	—	—	—	0.00%
	Highest contract charge 1.90% Class IB	$14.65	—	—	—	(0.75)%
	All contract charges	—	80,559	$1,016,590	1.10%
2015	Lowest contract charge 1.20% Class IB	$17.28	—	—	—	(0.97)%
	Highest contract charge 1.90% Class IB	$14.76	—	—	—	(1.67)%
	All contract charges	—	90,002	$1,137,861	1.03%

EQ/Small Company Index
2019	Lowest contract charge 0.95% Class IB	$37.51	—	—	—	24.04%
	Highest contract charge 1.90% Class IB	$30.34	—	—	—	22.83%
	All contract charges	—	16,324	$501,743	1.07%
2018	Lowest contract charge 0.95% Class IB	$30.24	—	—	—	(12.17)%
	Highest contract charge 1.90% Class IB	$24.70	—	—	—	(13.00)%
	All contract charges	—	17,813	$443,742	0.93%
2017	Lowest contract charge 0.95% Class IB	$34.43	—	—	—	12.92%
	Highest contract charge 1.90% Class IB	$28.39	—	—	—	11.82%
	All contract charges	—	19,542	$557,441	1.03%
2016	Lowest contract charge 0.95% Class IB	$30.49	—	—	—	19.38%
	Highest contract charge 1.90% Class IB	$25.39	—	—	—	18.26%
	All contract charges	—	21,065	$535,205	1.13%
2015	Lowest contract charge 0.95% Class IB	$25.54	—	—	—	(5.48)%
	Highest contract charge 1.90% Class IB	$21.47	—	—	—	(6.37)%
	All contract charges	—	22,946	$490,749	0.89%

FSA-66

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2019

7.	Financial Highlights (Concluded)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Templeton Global Equity Managed Volatility
2019	Lowest contract charge 1.20% Class IB	$14.47	—	—	—	19.49%
	Highest contract charge 1.80% Class IB	$13.34	—	—	—	18.79%
	All contract charges	—	17,550	$243,964	1.78%
2018	Lowest contract charge 1.20% Class IB	$12.11	—	—	—	(13.25)%
	Highest contract charge 1.80% Class IB	$11.23	—	—	—	(13.81)%
	All contract charges	—	19,699	$229,859	2.74%
2017	Lowest contract charge 0.95% Class IB	$14.36	—	—	—	20.07%
	Highest contract charge 1.80% Class IB	$13.03	—	—	—	19.10%
	All contract charges	—	21,931	$295,896	1.39%
2016	Lowest contract charge 0.95% Class IB	$11.96	—	—	—	4.27%
	Highest contract charge 1.80% Class IB	$10.94	—	—	—	3.40%
	All contract charges	—	23,291	$263,052	0.67%
2015	Lowest contract charge 0.95% Class IB	$11.47	—	—	—	(3.53)%
	Highest contract charge 1.80% Class IB	$10.58	—	—	—	(4.43)%
	All contract charges	—	25,965	$282,825	0.00%

Multimanager Technology
2019	Lowest contract charge 0.95% Class IB	$42.09	—	—	—	36.57%
	Highest contract charge 1.80% Class IB	$36.04	—	—	—	35.39%
	All contract charges	—	16,416	$691,309	0.15%
2018	Lowest contract charge 0.95% Class IB	$30.82	—	—	—	1.31%
	Highest contract charge 1.80% Class IB	$26.62	—	—	—	0.41%
	All contract charges	—	18,273	$566,234	0.15
2017	Lowest contract charge 0.95% Class IB	$30.42	—	—	—	37.77%
	Highest contract charge 1.80% Class IB	$26.51	—	—	—	36.65%
	All contract charges	—	20,028	$615,119	0.00%
2016	Lowest contract charge 0.95% Class IB	$22.08	—	—	—	7.92%
	Highest contract charge 1.80% Class IB	$19.40	—	—	—	7.00%
	All contract charges	—	21,378	$479,082	0.01%
2015	Lowest contract charge 0.95% Class IB	$20.46	—	—	—	5.30%
	Highest contract charge 1.80% Class IB	$18.13	—	—	—	4.38%
	All contract charges	—	23,604	$492,918	—

(a)	Units were made available on May 15, 2017.
*	This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the Variable Investment Option from the Portfolio, divided by the average daily net assets. This ratio excludes those expenses, such as asset-based charges, that result in direct reductions in the unit value. The recognition of dividend income by the Variable Investment Option is affected by the timing of the declaration of dividends by the Portfolio in which the Variable Investment Option invests. For those Variable Investment Options with less than a year of operations, this ratio is not annualized but calculated from the effective date through the end of the reporting period.
**	This ratio represents the total return for the periods indicated, including changes in the value of the Portfolio, and expenses assessed through the reduction of unit value. This ratio does not include any expenses, such as premium and withdrawal charges, as applicable, or expenses assessed through the redemption of units. The total return would have been lower had such expenses been included in the calculation. Variable Investment Options with a date notation indicate the effective date of that Variable Investment Option, without consideration if there were units outstanding as of such date. The total return is calculated for each period indicated from the effective date through the end of the reporting period. Where there are no units outstanding at period-end, the total return is calculated using the current offering price of the unit. For those Variable Investment Options with less than a year of operations, the total return is not annualized but calculated from the effective date through the end of the reporting period.

FSA-67

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Concluded)

December 31, 2019

8.	Subsequent Events

All material subsequent transactions and events have been evaluated for the period from December 31, 2019 through April 20, 2020, the date on which the financial statements were issued. Except as noted below, it has been determined that there are no transactions or events that require adjustment or disclosure in the financial statements.

A. Reorganization

The following Variable Investment Option will be involved in a planned reorganization (“Reorganization Plan”). If the shareholders approve the Reorganization Plan, it is anticipated that the Reorganization Plan will take place in early to mid-June 2020. The Reorganization Plan provides for the reorganization of certain Portfolio, where interests in certain Variable Investment Option (the “Surviving Portfolio”) will replace interests in the current investment option (the “Removed Portfolio”).

Proposed Acquired Portfolio	Proposed Acquiring Portfolio
EQ/Franklin Templeton Allocation Managed Volatility	EQ/Aggressive Growth Strategy

B. Others

Subsequent to December 31, 2019, equity and financial markets have experienced significant volatility and interest rates have continued to decline due to the COVID-19 pandemic. AXA Equitable is currently unable to determine the extent of the impact of the pandemic to its operations and financial condition.

FSA-68

FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholder of

AXA Equitable Life Insurance Company

Opinion on the Financial Statements

We have audited the consolidated financial statements, including the related notes and financial statement schedules, of AXA Equitable Life Insurance Company and its subsidiaries (the “Company”) as listed in the accompanying index (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2019 and 2018, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2019 in conformity with accounting principles generally accepted in the United States of America.

Change in Accounting Principle

As discussed in Note 2 to the consolidated financial statements, the Company changed the manner in which it accounts for leases in 2019.

Basis for Opinion

These consolidated financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Company’s consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

New York, New York

March 12, 2020

We have served as the Company’s auditor since 1993.

F-1

AXA EQUITABLE LIFE INSURANCE COMPANY

CONSOLIDATED BALANCE SHEETS

DECEMBER 31, 2019 AND 2018

	2019	2018
	(in millions, except share amounts)
ASSETS
Investments:
Fixed maturities available-for-sale, at fair value (amortized cost of $59,278 and $42,492)	$62,362	$41,915
Mortgage loans on real estate (net of valuation allowance of $0 and $7)	12,090	11,818
Real estate held for production of income (1)	27	52
Policy loans	3,270	3,267
Other equity investments (1)	1,149	1,144
Trading securities, at fair value	6,598	15,166
Other invested assets	2,129	1,554

Total investments	87,625	74,916
Cash and cash equivalents	1,492	2,622
Deferred policy acquisition costs	4,337	5,011
Amounts due from reinsurers	3,001	3,124
Loans to affiliates	1,200	600
GMIB reinsurance contract asset, at fair value	2,466	1,991
Current and deferred income taxes	224	438
Other assets	3,050	2,763
Separate Accounts assets	124,646	108,487

Total Assets	$228,041	$199,952

LIABILITIES
Policyholders’ account balances	$55,421	$46,403
Future policy benefits and other policyholders’ liabilities	33,976	29,808
Broker-dealer related payables	428	69
Securities sold under agreements to repurchase	—	573
Amounts due to reinsurers	105	113
Loans from affiliates	—	572
Other liabilities	1,768	1,460
Separate Accounts liabilities	124,646	108,487

Total Liabilities	$216,344	$187,485
Redeemable noncontrolling interest (2)	$39	$39
Commitments and contingent liabilities (Note 17)

EQUITY
Equity attributable to Equitable Life:
Common stock, $1.25 par value; 2,000,000 shares authorized, issued and outstanding	$2	$2
Additional paid-in capital	7,809	7,807
Retained earnings	2,242	5,098
Accumulated other comprehensive income (loss)	1,592	(491)

Total equity attributable to Equitable Life	11,645	12,416
Noncontrolling interest	13	12

Total Equity	11,658	12,428

Total Liabilities, Redeemable Noncontrolling Interest and Equity	$228,041	$199,952

(1)	See Note 2 for details of balances with variable interest entities.
(2)	See Note 20 for details of Redeemable noncontrolling interest.

See Notes to Consolidated Financial Statements.

F-2

AXA EQUITABLE LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF INCOME (LOSS)

YEARS ENDED DECEMBER 31, 2019, 2018 AND 2017

	2019	2018	2017
	(in millions)
REVENUES
Policy charges and fee income	$3,450	$3,523	$3,294
Premiums	936	862	904
Net derivative gains (losses)	(3,820)	(1,010)	894
Net investment income (loss)	3,298	2,478	2,441
Investment gains (losses), net:
Total other-than-temporary impairment losses	—	(37)	(13)
Other investment gains (losses), net	206	41	(112)

Total investment gains (losses), net	206	4	(125)

Investment management and service fees	1,022	1,029	1,007
Other income	56	65	41

Total revenues	5,148	6,951	8,456

BENEFITS AND OTHER DEDUCTIONS
Policyholders’ benefits	4,119	3,005	3,473
Interest credited to policyholders’ account balances	1,127	1,002	921
Compensation and benefits	335	422	327
Commissions	629	620	628
Interest expense	4	34	23
Amortization of deferred policy acquisition costs	452	431	900
Other operating costs and expenses	912	2,918	635

Total benefits and other deductions	7,578	8,432	6,907

Income (loss) from continuing operations, before income taxes	(2,430)	(1,481)	1,549
Income tax (expense) benefit from continuing operations	584	446	1,210

Net income (loss) from continuing operations	(1,846)	(1,035)	2,759
Less: Net (income) loss from discontinued operations, net of taxes and noncontrolling interest	—	(114)	(85)

Net income (loss)	(1,846)	(921)	2,844
Less: Net income (loss) attributable to the noncontrolling interest	5	(3)	1

Net income (loss) attributable to Equitable Life	$(1,851)	$(918)	$2,843

See Notes to Consolidated Financial Statements.

F-3

AXA EQUITABLE LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

YEARS ENDED DECEMBER 31, 2019, 2018 AND 2017

	2019	2018	2017
	(in millions)
COMPREHENSIVE INCOME (LOSS)
Net income (loss)	$(1,846)	$(921)	$2,844

Other comprehensive income (loss) net of income taxes:
Change in unrealized gains (losses), net of reclassification adjustment	2,081	(1,230)	584
Changes in defined benefit plan related items not yet recognized in periodic benefit cost, net of reclassification adjustment	2	(4)	(5)
Other comprehensive income (loss) from discontinued operations	—	—	23

Total other comprehensive income (loss), net of income taxes	2,083	(1,234)	602

Comprehensive income (loss) attributable to Equitable Life	$237	$(2,155)	$3,446

See Notes to Consolidated Financial Statements.

F-4

AXA EQUITABLE LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF EQUITY

YEARS ENDED DECEMBER 31, 2019, 2018 AND 2017

	Years Ended December 31,
	AXA Equitable Equity					Noncontrolling Interest
	Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Total	Continuing Operations	Discontinued Operations	Total	Total Equity
	(in millions)
January 1, 2019	$2	$7,807	$5,098	$(491)	$12,416	$12	$—	$12	$12,428
Dividend to parent company	—	—	(1,005)	—	(1,005)	—	—	—	(1,005)
Net income (loss)	—	—	(1,851)	—	(1,851)	—	—	—	(1,851)
Other comprehensive income (loss)	—	—	—	2,083	2,083	—	—	—	2,083
Other	—	2	—	—	2	1	—	1	3

December 31, 2019	$2	$7,809	$2,242	$1,592	$11,645	$13	$—	$13	$11,658

January 1, 2018	$2	$6,859	$8,938	$598	$16,397	$19	$3,076	$3,095	$19,492
Cumulative effect of adoption of revenue recognition standard ASC 606	—	—	8	—	8	—	—	—	8
Cumulative effect of adoption of ASU 2018-12, Reclassification of Certain Tax Effects Attributable to Disposed Subsidiary	—	—	(83)	83	—	—	—	—	—
Transfer for Deferred tax asset in GMxB Unwind	—	1,209	—	—	1,209	—	—	—	1,209
Settlement of intercompany payables in GMxB Unwind	—	(297)	—	—	(297)	—	—	—	(297)
Distribution of disposed subsidiary	—	—	(1,175)	—	(1,175)	—	—	—	(1,175)
Transfer of accumulated other comprehensive income to discontinued operations	—	—	—	62	62	—	—	—	62
Reclassification of net earnings (loss) attributable to redeemable noncontrolling interests	—	—	—	—	—	(2)	—	(2)	(2)
De-consolidation of real estate joint ventures	—	—	—	—	—	(8)	—	(8)	(8)
Dividend to parent company	—	—	(1,672)	—	(1,672)	—	—	—	(1,672)
Transfer of AB Holding Units	—	—	—	—	—	—	(3,076)	(3,076)	(3,076)
Net income (loss)	—	—	(918)	—	(918)	3	—	3	(915)
Other comprehensive income (loss)	—	—	—	(1,234)	(1,234)	—	—	—	(1,234)
Other	—	36	—	—	36	—	—	—	36

December 31, 2018	$2	$7,807	$5,098	$(491)	$12,416	$12	$—	$12	$12,428

January 1, 2017	$2	$5,339	$6,095	$(4)	$11,432	$—	$3,096	$3,096	$14,528
Capital contribution from parent	—	1,500	—	—	1,500	—	—	—	1,500
Reclassification of net earnings (loss) attributable to redeemable noncontrolling interests	—	—	—	—	—	1	—	1	1
Consolidation of real estate joint ventures	—	—	—	—	—	19	—	19	19
Repurchase of AB Holding units	—	—	—	—	—	—	(158)	(158)	(158)
Dividends paid to noncontrolling interest	—	—	—	—	—	—	(457)	(457)	(457)
Net income (loss)	—	—	2,843	—	2,843	(1)	485	484	3,327
Other comprehensive income (loss)	—	—	—	602	602	—	—	—	602
Other	—	20	—	—	20	—	110	110	130

December 31, 2017	$2	$6,859	$8,938	$598	$16,397	$19	$3,076	$3,095	$19,492

See Notes to Consolidated Financial Statements.

F-5

AXA EQUITABLE LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF CASH FLOWS

YEARS ENDED DECEMBER 31, 2019, 2018 AND 2017

	2019	2018	2017
	(in millions)
Cash flows from operating activities:
Net income (loss)(1)	$(1,846)	$(358)	$3,377
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Interest credited to policyholders’ account balances	1,127	1,002	921
Policy charges and fee income	(3,450)	(3,523)	(3,294)
Net derivative (gains) losses	3,820	1,010	(870)
Investment (gains) losses, net	(206)	(3)	125
Realized and unrealized (gains) losses on trading securities	(429)	221	(166)
Non-cash long-term incentive compensation expense	3	218	185
Amortization of deferred cost of reinsurance asset	(7)	1,882	(84)
Amortization and depreciation	323	340	825
Cash received on the recapture of captive reinsurance	—	1,273	—
Equity (income) loss from limited partnerships	(73)	(120)	(157)
Changes in:
Net broker-dealer and customer related receivables/payables	4	838	(278)
Reinsurance recoverable	(183)	(390)	(1,018)
Segregated cash and securities, net	—	(345)	130
Capitalization of deferred policy acquisition costs	(648)	(597)	(578)
Future policy benefits	1,115	(284)	1,189
Current and deferred income taxes	(334)	(556)	(1,174)
Other, net	178	810	486

Net cash provided by (used in) operating activities	$(606)	$1,418	$(381)

Cash flows from investing activities:
Proceeds from the sale/maturity/prepayment of:
Fixed maturities, available-for-sale	$12,450	$8,935	$9,738
Mortgage loans on real estate	952	768	934
Trading account securities	10,209	9,298	9,125
Real estate joint ventures	5	139	—
Short-term investments	2,548	2,315	2,204
Other	253	190	228
Payment for the purchase/origination of:
Fixed maturities, available-for-sale	(28,537)	(11,110)	(12,465)
Mortgage loans on real estate	(1,240)	(1,642)	(2,108)
Trading account securities	(1,067)	(11,404)	(12,667)
Short-term investments	(2,762)	(1,852)	(2,456)
Other	(408)	(170)	(280)
Cash settlements related to derivative instruments	(961)	805	(1,259)
Repayments of loans to affiliates	300	900	—
Investment in capitalized software, leasehold improvements and EDP equipment	(65)	(115)	(100)
Purchase of business, net of cash acquired	—	—	(130)
Issuance of loans to affiliates	(900)	(1,100)	—
Cash disposed due to distribution of disposed subsidiary	—	(672)	—
Other, net	(55)	(91)	322

Net cash provided by (used in) investing activities	$(9,278)	$(4,806)	$(8,914)

See Notes to Consolidated Financial Statements.

F-6

AXA EQUITABLE LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF CASH FLOWS

YEARS ENDED DECEMBER 31, 2019, 2018 AND 2017

(CONTINUED)

	2019	2018	2017
	(in millions)
Cash flows from financing activities:
Policyholders’ account balances:
Deposits	$12,283	$9,365	$9,334
Withdrawals	(4,641)	(4,496)	(3,926)
Transfer (to) from Separate Accounts	1,869	1,809	1,566
Proceeds from loans from affiliates	—	572	—
Change in short-term financings	—	(26)	53
Change in collateralized pledged assets	(69)	1	710
Change in collateralized pledged liabilities	1,359	(291)	1,108
(Decrease) increase in overdrafts payable	—	3	63
Repayment of loans from affiliates	(572)	—	—
Shareholder dividends paid	(1,005)	(1,672)	—
Repurchase of AB Holding Units	—	(267)	(220)
Purchases (redemptions) of noncontrolling interests of consolidated company-sponsored investment funds	19	(472)	120
Distribution to noncontrolling interest of consolidated subsidiaries	—	(610)	(457)
Increase (decrease) in securities sold under agreement to repurchase	(573)	(1,314)	(109)
Capital contribution from parent company	—	—	1,500
Other, net	84	11	(10)

Net cash provided by (used in) financing activities	$8,754	$2,613	$9,732

Effect of exchange rate changes on cash and cash equivalents	—	(12)	22

Change in cash and cash equivalents	(1,130)	(787)	459
Cash and cash equivalents, beginning of year	2,622	3,409	2,950

Cash and cash equivalents, end of year	$1,492	$2,622	$3,409

Cash and cash equivalents of disposed subsidiary:
Beginning of year	$—	$1,009	$1,006

End of year	$—	$—	$1,009

Cash and cash equivalents of continuing operations
Beginning of year	$2,622	$2,400	$1,944

End of year	$1,492	$2,622	$2,400

Supplemental cash flow information:
Interest paid	$(4)	$—	$(8)

Income taxes (refunded) paid	$(252)	$(8)	$(33)

See Notes to Consolidated Financial Statements.

F-7

AXA EQUITABLE LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF CASH FLOWS

YEARS ENDED DECEMBER 31, 2019, 2018 AND 2017

(CONTINUED)

	2019	2018	2017
	(in millions)

Cash flows of disposed subsidiary:
Net cash provided by (used in) operating activities	$—	$1,137	$715
Net cash provided by (used in) investing activities	—	(102)	(297)
Net cash provided by (used in) financing activities	—	(1,360)	(437)
Effect of exchange rate changes on cash and cash equivalents	—	(12)	22

Non-cash transactions:
Continuing operations
(Settlement) issuance of long-term debt	$—	$(202)	$202

Transfer of assets to reinsurer	$—	$(604)	$—

Repayments of loans from affiliates	$—	$300	$—

Disposal of subsidiary
Assets disposed	$—	$9,156	$—
Liabilities disposed	—	4,914	—

Net assets disposed	—	4,242	—
Cash disposed	—	672	—

Net non-cash disposed	$—	$3,570	$—

(1)

Net income (loss) includes $0, $564 million and $533 million in 2019, 2018 and 2017, respectively, of the discontinued operations that are not included in Net income (loss) in the Consolidated Statements of Income (Loss).

See Notes to Consolidated Financial Statements.

F-8

AXA EQUITABLE LIFE INSURANCE COMPANY

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

1)	ORGANIZATION

Consolidation

AXA Equitable Life Insurance Company’s (“Equitable Life” and, collectively with its consolidated subsidiaries, the “Company”) primary business is providing variable annuity, life insurance and employee benefit products to both individuals and businesses. The Company is an indirect, wholly-owned subsidiary of Equitable Holdings, Inc. (“Holdings”). Prior to the closing of the initial public offering of shares of Holdings’ common stock on May 14, 2018 (the “IPO”), Holdings was a wholly-owned subsidiary of AXA S.A. (“AXA”), a French holding company for the AXA Group, a worldwide leader in life, property and casualty, and health insurance and asset management. As of December 31, 2019, AXA owns less than 10% of the outstanding common stock of Holdings.

In March 2018, AXA contributed its 0.5% minority interest in AXA Financial, Inc. (“AXA Financial”) to Holdings, increasing Holdings’ ownership of AXA Financial to 100%. On October 1, 2018, AXA Financial merged with and into its direct parent, Holdings, with Holdings continuing as the surviving entity (the “AXA Financial Merger”). As a result of the AXA Financial Merger, Holdings assumed all of AXA Financial’s liabilities, including two assumption agreements under which it legally assumed primary liability for certain employee benefit plans of Equitable Life and various guarantees for its subsidiaries.

Discontinued Operations

In the fourth quarter of 2018, the Company transferred its economic interest in the business of AllianceBernstein Holding L.P. (“AB Holding”), AllianceBernstein L.P. (“ABLP”) AllianceBernstein Corporation and their subsidiaries (collectively, “AB”) to a newly created wholly-owned subsidiary of Holdings (the “AB Business Transfer”). The results of AB are reflected in the Company’s consolidated financial statements as a discontinued operation and, therefore, are presented as Assets of disposed subsidiary, Liabilities of disposed subsidiary on the consolidated balance sheets and Net income (loss) from discontinued operations, net of taxes, on the consolidated statements of income (loss). Intercompany transactions between the Company and AB prior to the AB Business Transfer have been eliminated. Ongoing service transactions will be reported as related party transactions going forward. See Note 19 for information on discontinued operations and transactions with AB.

As a result of the AB Business Transfer, we have reassessed the Company’s segment structure and concluded that the Company operates as a single reportable segment as information on a more segmented basis is not evaluated by the Chief Operating Decision Maker and as such there is only a single reporting segment.

2)	SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation and Principles of Consolidation

The preparation of the accompanying consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from these estimates.

The accompanying consolidated financial statements present the consolidated results of operations, financial condition and cash flows of the Company and its subsidiaries and those investment companies, partnerships and joint ventures in which the Company has control and a majority economic interest as well as those variable interest entities (“VIEs”) that meet the requirements for consolidation.

Financial results in the historical consolidated financial statements may not be indicative of the results of operations, comprehensive income (loss), financial position, equity or cash flows that would have been achieved had we operated as a separate, standalone entity during the reporting periods presented. We believe that the consolidated financial statements include all adjustments necessary for a fair presentation of the results of operations of the Company.

F-9

All significant intercompany transactions and balances have been eliminated in consolidation. The years “2019”, “2018” and “2017” refer to the years ended December 31, 2019, 2018 and 2017, respectively.

Adoption of New Accounting Pronouncements

Description	Effect on the Financial Statement or Other Significant Matters
ASU 2016-02: Leases (Topic 842)
This ASU contains revised guidance to lease accounting that requires lessees to recognize on the balance sheet a “right-of-use” asset and a lease liability for virtually all lease arrangements, including those embedded in other contracts. Lessor accounting remains substantially unchanged from the current model but has been updated to align with certain changes made to the lessee model.	On January 1, 2019, the Company adopted the new leases standard using the simplified modified retrospective transition method, as of the adoption date. Prior comparable periods were not adjusted or presented under this method. We applied several practical expedients offered by ASC 842 upon adoption of this standard. These included continuing to account for existing leases based on judgment made under legacy U.S. GAAP as it relates to determining classification of leases, unamortized initial direct costs and whether contracts are leases or contain leases. We also used the practical expedient to use hindsight in determining lease terms (using knowledge and expectations as of the standard’s adoption date instead of the previous assumptions under legacy U.S. GAAP) and evaluated impairment of our right-of-use (“RoU”) assets in the transition period (using most up-to-date information.) Adoption of this standard resulted in the recognition, as of January 1, 2019, of additional RoU operating lease assets of $347 million reported in Other assets and operating lease liabilities of $439 million reported in Other liabilities in accompanying consolidated balance sheets. The operating RoU assets recognized as of January 1, 2019 are net of deferred rent of $58 million and liabilities associated with previously recognized impairments of $34 million. See Note 10 for additional information.
ASU 2017-08: Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20)
This ASU requires certain premiums on callable debt securities to be amortized to the earliest call date and is intended to better align interest income recognition with the manner in which market participants price these instruments.	On January 1, 2019, the Company adopted the new guidance on accounting for certain premiums on callable debt securities. As the Company’s existing accounting practices aligned with the guidance in the ASU, adoption of the new standard did not have a material impact on the Company’s consolidated financial statements.
ASU 2017-12: Derivatives and Hedging (Topic 815), as clarified and amended by ASU 2019-04: Codification Improvements to Topic 326, Financial Instruments — Credit Losses; Topic 815, Derivatives and Hedging; and Topic 825, Financial Instruments
The amendments in these ASUs better align an entity’s risk management activities and financial reporting for hedging relationships through changes to both the designation and measurement guidance for qualifying hedging relationships and the presentation of hedge results.	On January 1, 2019, the Company adopted the new hedging guidance. Adoption of this guidance did not have a material impact on the Company’s consolidated financial statements.

F-10

Future Adoption of New Accounting Pronouncements

Description	Effective Date and Method of Adoption	Effect on the Financial Statement or Other Significant Matters
ASU 2016-13: Financial Instruments — Credit Losses (Topic 326), as clarified and amended by ASU 2018-19: Codification Improvements to Topic 326, Financial Instruments — Credit Losses, ASU 2019-04: Codification Improvements to Topic 326, Financial Instruments — Credit Losses, Topic 815, Derivatives and Hedging, and Topic 825, Financial Instruments and ASU 2019-05: Financial Instruments — Credit Losses (Topic 326) Targeted Transition Relief, ASU 2019-11: Codification Improvements to Topic 326, Financial Instruments-Credit Losses

ASU 2016-13 contains new guidance which introduces an approach based on expected losses to estimate credit losses on certain types of financial instruments. It also modifies the impairment model for available-for-sale debt securities and provides for a simplified accounting model for purchased financial assets with credit deterioration since their origination. ASU 2019-05 provides entities that have instruments within the scope of Subtopic 326-20 an option to irrevocably elect the fair value option on an instrument-by instrument basis upon adoption of Topic 326.

ASU 2018-19, ASU 2019-04 and ASU 2019-11, clarified the codification guidance and did not materially change the standard.

	Effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. These amendments should be applied through a cumulative-effect adjustment to retained earnings as of the beginning of the first reporting period in which the guidance is effective.	The Company will implement its updated expected credit loss models, processes and controls related to the identified financial assets that fall within the scope of the new standard as of the date of adoption, January 1, 2020. Management currently anticipates that the standard will have the most impact to its commercial and agricultural mortgage loan portfolios. Based on current economic conditions, the structure and size of the Company’s loan portfolio and other assets impacted by the standard as of December 31, 2019, the Company expects application of the current expected credit loss requirements will result in an immaterial reduction to retained earnings as of the date of adoption.

F-11

Description	Effective Date and Method of Adoption	Effect on the Financial Statement or Other Significant Matters
ASU 2018-12: Financial Services — Insurance (Topic 944); ASU 2019-09: Financial Services — Insurance (Topic 944): Effective Date

This ASU provides targeted improvements to existing recognition, measurement, presentation, and disclosure requirements for long-duration contracts issued by an insurance entity. The ASU primarily impacts four key areas, including:

Measurement of the liability for future policy benefits for traditional and limited payment contracts. The ASU requires companies to review, and if necessary, update, cash flow assumptions at least annually for non-participating traditional and limited-payment insurance contracts. Interest rates used to discount the liability will need to be updated quarterly using an upper medium grade (low credit risk) fixed-income instrument yield.

Measurement of market risk benefits (“MRBs”). MRBs, as defined under the ASU, will encompass certain GMxB features associated with variable annuity products and other general account annuities with other than nominal market risk. The ASU requires MRBs to be measured at fair value with changes in value attributable to changes in instrument-specific credit risk recognized in OCI.

Amortization of deferred policy acquisition costs. The ASU simplifies the amortization of deferred policy acquisition costs and other balances amortized in proportion to premiums, gross profits, or gross margins, requiring such balances to be amortized on a constant level basis over the expected term of the contracts. Deferred costs will be required to be written off for unexpected contract terminations but will not be subject to impairment testing.

Expanded footnote disclosures. The ASU requires additional disclosures including disaggregated rollforwards of beginning to ending balances of the liability for future policy benefits, policyholder account balances, MRBs, Separate Account liabilities and deferred policy acquisition costs. Companies will also be required to disclose information about significant inputs, judgements, assumptions and methods used in measurement.

In November 2019, ASU 2019-09 was issued which modified ASU 2018-12 to be effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2021. Early adoption is permitted.

For the liability for future policyholder benefits for traditional and limited payment contracts, companies can elect one of two adoption methods. Companies can either elect a modified retrospective transition method applied to contracts in force as of the beginning of the earliest period presented on the basis of their existing carrying amounts, adjusted for the removal of any related amounts in AOCI or a full retrospective transition method using actual historical experience information as of contract inception. The same adoption method must be used for deferred policy acquisition costs.

For MRBs, the ASU should be applied retrospectively as of the beginning of the earliest period presented.

For deferred policy acquisition costs,

companies can elect one of two adoption methods. Companies can either elect a modified retrospective transition method applied to contracts in force as of the beginning of the earliest period presented on the basis of their existing carrying amounts, adjusted for the removal of any related amounts in AOCI or a full retrospective transition method using actual historical experience information as of contract inception. The same adoption method must be used for the liability for future policyholder benefits for traditional and limited payment contracts.

The Company is currently evaluating the impact that adoption of this guidance will have on the Company’s consolidated financial statements, however the adoption of the ASU is expected to have a significant impact on the Company’s consolidated financial condition, results of operations, cash flows and required disclosures, as well as processes and controls.

F-12

Description	Effective Date and Method of Adoption	Effect on the Financial Statement or Other Significant Matters
ASU 2018-13: Fair Value Measurement (Topic 820)
This ASU improves the effectiveness of fair value disclosures in the notes to financial statements. Amendments in this ASU modify disclosure requirements in Topic 820, including the removal, modification and addition to existing disclosure requirements.	Effective for fiscal years beginning after December 15, 2019. Early adoption is permitted, with the option to early adopt amendments to remove or modify disclosures, with full adoption of additional disclosure requirements delayed until the stated effective date. Amendments on changes in unrealized gains and losses, the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements, and the narrative description of measurement uncertainty should be applied prospectively. All other amendments should be applied retrospectively.	The Company elected to early adopt during 2019 the removed disclosures relating to transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for timing of transfers between levels and valuation processes for Level 3 fair value measurements. The Company will delay adoption of the additional disclosures until their effective date on January 1, 2020.
ASU 2018-17: Consolidation (Topic 810): Targeted Improvements to Related Party Guidance for Variable Interest Entities
This ASU provides guidance requiring that indirect interests held through related parties in common control arrangements be considered on a proportional basis for determining whether fees paid to decision makers and service providers are variable interests.	Effective for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is permitted. All entities are required to apply the amendments in this update retrospectively with a cumulative-effect adjustment to retained earnings at the beginning of the earliest period presented.	The Company will adopt this new standard effective for January 1, 2020. Management does not expect the adoption of this standard to materially impact the Company’s financial position or results of operations.
ASU 2019-12: Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes
This ASU simplifies the accounting for income taxes by removing certain exceptions to the general principles in Topic 740, as well as clarifying and amending existing guidance.	Effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020. Early adoption is permitted.	The Company is currently evaluating the impact adopting the guidance will have on the company’s consolidated financial statements, however the adoption is not expected to materially impact the Company’s financial position, results of operations, or cash flows.

Investments

The carrying values of fixed maturities classified as available-for-sale (“AFS”) are reported at fair value. Changes in fair value are reported in other comprehensive income (“OCI”). The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary which are recognized in Investment gains (losses), net. The redeemable preferred stock investments that are reported in fixed maturities include real estate investment trusts (“REIT”), perpetual preferred stock and redeemable preferred stock. These securities may not have a stated maturity, may not be cumulative and do not provide for mandatory redemption by the issuer.

The Company determines the fair values of fixed maturities and equity securities based upon quoted prices in active markets, when available, or through the use of alternative approaches when market quotes are not readily accessible or available. These alternative approaches include matrix or model pricing and use of independent pricing services, each supported by reference to principal market trades or other observable market assumptions for similar securities. More specifically, the matrix pricing approach to fair value is a discounted cash flow methodology that incorporates market interest rates commensurate with the credit quality and duration of the investment.

The Company’s management, with the assistance of its investment advisors, monitors the investment performance of its portfolio and reviews AFS securities with unrealized losses for other-than-temporary impairments (“OTTI”). Integral to this

F-13

review is an assessment made each quarter, on a security-by-security basis, by the Company’s Investments Under Surveillance (“IUS”) Committee, of various indicators of credit deterioration to determine whether the investment security is expected to recover. This assessment includes, but is not limited to, consideration of the duration and severity of the unrealized loss, failure, if any, of the issuer of the security to make scheduled payments, actions taken by rating agencies, adverse conditions specifically related to the security or sector, the financial strength, liquidity and continued viability of the issuer.

If there is no intent to sell or likely requirement to dispose of the fixed maturity security before its recovery, only the credit loss component of any resulting OTTI is recognized in income (loss) and the remainder of the fair value loss is recognized in OCI. The amount of credit loss is the shortfall of the present value of the cash flows expected to be collected as compared to the amortized cost basis of the security. The present value is calculated by discounting management’s best estimate of projected future cash flows at the effective interest rate implicit in the debt security at the date of acquisition. Projections of future cash flows are based on assumptions regarding probability of default and estimates regarding the amount and timing of recoveries. These assumptions and estimates require use of management judgment and consider internal credit analyses as well as market observable data relevant to the collectability of the security. For mortgage and asset-backed securities, projected future cash flows also include assumptions regarding prepayments and underlying collateral value.

Real estate held for the production of income is stated at depreciated cost less valuation allowances. Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

Policy loans represent funds loaned to policyholders up to the cash surrender value of the associated insurance policies and are carried at the unpaid principal balances due to the Company from the policyholders. Interest income on policy loans is recognized in net investment income at the contract interest rate when earned. Policy loans are fully collateralized by the cash surrender value of the associated insurance policies.

Partnerships, investment companies and joint venture interests that the Company has control of and has an economic interest in or those that meet the requirements for consolidation under accounting guidance for consolidation of VIEs are consolidated. Those that the Company does not have control of and does not have a majority economic interest in and those that do not meet the VIE requirements for consolidation are reported on the equity method of accounting and are reported in other equity investments. The Company records its interests in certain of these partnerships on a one month or one-quarter lag.

Trading securities, which include equity securities and fixed maturities, are carried at fair value based on quoted market prices, with realized and unrealized gains (losses) reported in net investment income (loss) in the consolidated statements of income (loss).

Corporate owned life insurance (“COLI”) has been purchased by the Company and certain subsidiaries on the lives of certain key employees and the Company and these subsidiaries are named as beneficiaries under these policies. COLI is carried at the cash surrender value of the policies. At December 31, 2019 and 2018, the carrying value of COLI was $942 million and $873 million, respectively, and is reported in Other invested assets in the consolidated balance sheets.

Cash and cash equivalents includes cash on hand, demand deposits, money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less. Due to the short-term nature of these investments, the recorded value is deemed to approximate fair value.

All securities owned, including U.S. government and agency securities, mortgage-backed securities, futures and forwards transactions, are reported in the consolidated financial statements on a trade-date basis.

Derivatives

Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices, values of securities or commodities, credit spreads, market volatility, expected returns and liquidity. Values can also be affected by changes in estimates and assumptions, including those related to counterparty behavior and non-performance risk used in valuation models. Derivative financial instruments generally used by the Company include equity, currency, and interest rate futures, total return and/or other equity swaps, interest rate swaps and floors, swaptions, variance swaps and equity options, all of which may be exchange-traded or contracted in the over-the-counter market. All derivative positions are carried in the consolidated balance sheets at fair value, generally by obtaining quoted market prices or through the use of valuation models.

F-14

Freestanding derivative contracts are reported in the consolidated balance sheets either as assets within Other invested assets or as liabilities within Other liabilities. The Company nets the fair value of all derivative financial instruments with counterparties for which an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) and related Credit Support Annex (“CSA”) have been executed. The Company uses derivatives to manage asset/liability risk and has designated some of those economic relationships under the criteria to qualify for hedge accounting treatment. All changes in the fair value of the Company’s freestanding derivative positions not designated to hedge accounting relationships, including net receipts and payments, are included in Net derivative gains (losses) without considering changes in the fair value of the economically associated assets or liabilities.

The Company is a party to financial instruments and other contracts that contain “embedded” derivative instruments. At inception, the Company assesses whether the economic characteristics of the embedded instrument are “clearly and closely related” to the economic characteristics of the remaining component of the “host contract” and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When those criteria are satisfied, the resulting embedded derivative is bifurcated from the host contract, carried in the consolidated balance sheets at fair value, and changes in its fair value are recognized immediately and captioned in the consolidated statements of income (loss) according to the nature of the related host contract. For certain financial instruments that contain an embedded derivative that otherwise would need to be bifurcated and reported at fair value, the Company instead may elect to carry the entire instrument at fair value.

Securities Repurchase and Reverse Repurchase Agreements

Securities repurchase and reverse repurchase transactions involve the temporary exchange of securities for cash or other collateral of equivalent value, with agreement to redeliver a like quantity of the same or similar securities at a future date prior to maturity at a fixed and determinable price. Transfers of securities under these agreements to repurchase or resell are evaluated by the Company to determine whether they satisfy the criteria for accounting treatment as secured borrowing or lending arrangements. Agreements not meeting the criteria would require recognition of the transferred securities as sales or purchases with related forward repurchase or resale commitments. All of the Company’s securities repurchase transactions are accounted for as collateralized borrowings with the related obligations distinctly captioned in the consolidated balance sheets. Earnings from investing activities related to the cash received under the Company’s securities repurchase arrangements are reported in the consolidated statements of income (loss) as Net investment income and the associated borrowing cost is reported as Interest expense. The Company has not actively engaged in securities reverse repurchase transactions.

Commercial and Agricultural Mortgage Loans on Real Estate

Mortgage loans are stated at unpaid principal balances, net of unamortized discounts, premiums and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan’s original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

For commercial and agricultural mortgage loans, an allowance for credit loss is typically recommended when management believes it is probable that principal and interest will not be collected according to the contractual terms. Factors that influence management’s judgment in determining allowance for credit losses include the following:

•

Loan-to-value ratio — Derived from current loan balance divided by the fair market value of the property. An allowance for credit loss is typically recommended when the loan-to-value ratio is in excess of 100%. In the case where the loan-to-value is in excess of 100%, the allowance for credit loss is derived by taking the difference between the fair market value (less cost of sale) and the current loan balance.

•	Debt service coverage ratio — Derived from actual operating earnings divided by annual debt service. If the ratio is below 1.0x, then the income from the property does not support the debt.

•	Occupancy — Criteria varies by property type but low or below market occupancy is an indicator of sub-par property performance.

•

Lease expirations — The percentage of leases expiring in the upcoming 12 to 36 months are monitored as a decline in rent and/or occupancy may negatively impact the debt service coverage ratio. In the case of single-tenant properties or properties with large tenant exposure, the lease expiration is a material risk factor.

•

Maturity — Mortgage loans that are not fully amortizing and have upcoming maturities within the next 12 to 24 months are monitored in conjunction with the capital markets to determine the borrower’s ability to refinance the debt and/or pay off the balloon balance.

F-15

•	Borrower/tenant related issues — Financial concerns, potential bankruptcy or words or actions that indicate imminent default or abandonment of property.

•	Payment status (current vs. delinquent) — A history of delinquent payments may be a cause for concern.

•	Property condition — Significant deferred maintenance observed during the lenders annual site inspections.

•	Other — Any other factors such as current economic conditions may call into question the performance of the loan.

Mortgage loans also are individually evaluated quarterly by the Company’s IUS Committee for impairment, including an assessment of related collateral value. Commercial mortgages 60 days or more past due and agricultural mortgages 90 days or more past due, as well as all mortgages in the process of foreclosure, are identified as problem mortgages. Based on its monthly monitoring of mortgages, a class of potential problem mortgages are also identified, consisting of mortgage loans not currently classified as problem mortgages but for which management has doubts as to the ability of the borrower to comply with the present loan payment terms and which may result in the loan becoming a problem or being restructured. The decision whether to classify a performing mortgage loan as a potential problem involves significant subjective judgments by management as to likely future industry conditions and developments with respect to the borrower or the individual mortgaged property.

For problem mortgage loans, a valuation allowance is established to provide for the risk of credit losses inherent in the lending process. The allowance includes loan specific reserves for mortgage loans determined to be non-performing as a result of the loan review process. A non-performing loan is defined as a loan for which it is probable that amounts due according to the contractual terms of the loan agreement will not be collected. The loan-specific portion of the loss allowance is based on the Company’s assessment as to ultimate collectability of loan principal and interest. Valuation allowances for a non-performing loan are recorded based on the present value of expected future cash flows discounted at the loan’s effective interest rate or based on the fair value of the collateral if the loan is collateral dependent. The valuation allowance for mortgage loans can increase or decrease from period to period based on such factors.

Impaired mortgage loans without provision for losses are mortgage loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on mortgage loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on mortgage loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as Investment gains (losses), net.

Mortgage loans are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans are classified as nonaccrual mortgage loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan has been restructured to where the collection of interest is considered likely.

Net Investment Income (Loss), Investment Gains (Losses), Net and Unrealized Investment Gains (Losses)

Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in Investment gains (losses), net.

Realized and unrealized holding gains (losses) on trading and equity securities are reflected in Net investment income (loss).

Unrealized investment gains (losses) on fixed maturities designated as AFS held by the Company are accounted for as a separate component of AOCI, net of related deferred income taxes, as are amounts attributable to certain pension operations, Closed Block’s policyholders’ dividend obligation, insurance liability loss recognition, DAC related to UL policies, investment-type products and participating traditional life policies.

Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities classified as AFS and do not reflect any change in fair value of policyholders’ account balances and future policy benefits.

Fair Value of Financial Instruments

Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. See Note 7 for additional information regarding determining the fair value of financial instruments.

F-16

Recognition of Insurance Income and Related Expenses

Deposits related to universal life (“UL”) and investment-type contracts are reported as deposits to policyholders’ account balances. Revenues from these contracts consist of fees assessed during the period against policyholders’ account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders’ account balances.

Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized in income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of DAC.

For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as revenue when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

DAC

Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, reflecting incremental direct costs of contract acquisition with independent third parties or employees that are essential to the contract transaction, as well as the portion of employee compensation, including payroll fringe benefits and other costs directly related to underwriting, policy issuance and processing, medical inspection, and contract selling for successfully negotiated contracts including commissions, underwriting, agency and policy issue expenses, are deferred. In each reporting period, DAC amortization, net of the accrual of imputed interest on DAC balances, is recorded to Amortization of deferred policy acquisition costs. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period. The determination of DAC, including amortization and recoverability estimates, is based on models that involve numerous assumptions and subjective judgments, including those regarding policyholder behavior, surrender and withdrawal rates, mortality experience, and other inputs including financial market volatility and market rates of return.

After the initial establishment of reserves, premium deficiency and loss recognition tests are performed each period end using best estimate assumptions as of the testing date without provisions for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for the aggregate product group are insufficient to provide for expected future policy benefits and expenses for that line of business (i.e., reserves net of any DAC asset), DAC would first be written off and thereafter, if required, a premium deficiency reserve would be established by a charge to earnings.

Amortization Policy

In accordance with the guidance for the accounting and reporting by insurance enterprises for certain long-duration contracts and participating contracts and for realized gains and losses from the sale of investments, current and expected future profit margins for products covered by this guidance are examined regularly in determining the amortization of DAC.

DAC associated with certain variable annuity products is amortized based on estimated assessments, with DAC on the remainder of variable annuities, UL and investment-type products amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Accounts fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, embedded derivatives and changes in the reserve of products that have indexed features such as SCS IUL and MSO, updated at the end of each accounting period. When estimated gross profits are expected to be negative for multiple years of a contract life, DAC is amortized using the present value of estimated assessments. The effect on the amortization of DAC of revisions to estimated gross profits or assessments is reflected in earnings (loss) in the period such estimated gross profits or assessments are revised. A decrease in expected gross profits or assessments would accelerate DAC amortization. Conversely, an increase in expected gross profits or assessments would slow DAC amortization. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date.

F-17

A significant assumption in the amortization of DAC on variable annuities and, to a lesser extent, on variable and interest-sensitive life insurance relates to projected future Separate Account performance. Management sets estimated future gross profit or assessment assumptions related to Separate Account performance using a long-term view of expected average market returns by applying a Reversion to the Mean (“RTM”) approach, a commonly used industry practice. This future return approach influences the projection of fees earned, as well as other sources of estimated gross profits. Returns that are higher than expectations for a given period produce higher than expected account balances, increase the fees earned resulting in higher expected future gross profits and lower DAC amortization for the period. The opposite occurs when returns are lower than expected.

In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance. Management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. At December 31, 2019, the average gross short-term and long-term annual return estimate on variable and interest-sensitive life insurance and variable annuities was 7.0% (4.7% net of product weighted average Separate Accounts fees), and the gross maximum and minimum short-term annual rate of return limitations were 15.0% (12.7% net of product weighted average Separate Accounts fees) and 0.0% (2.3% net of product weighted average Separate Accounts fees), respectively. The maximum duration over which these rate limitations may be applied is five years. This approach will continue to be applied in future periods. These assumptions of long-term growth are subject to assessment of the reasonableness of resulting estimates of future return assumptions.

In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated periodically to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC amortization.

Other significant assumptions underlying gross profit estimates for UL and investment type products relate to contract persistency and General Account investment spread.

For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2019, the average rate of assumed investment yields, excluding policy loans, for the Company was 4.6% grading to 4.3% over six years. Estimated gross margins include anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the accumulated amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date. Many of the factors that affect gross margins are included in the determination of the Company’s dividends to these policyholders. DAC adjustments related to participating traditional life policies do not create significant volatility in results of operations as the Closed Block recognizes a cumulative policyholder dividend obligation expense in “Policyholders’ dividends,” for the excess of actual cumulative earnings over expected cumulative earnings as determined at the time of demutualization.

DAC associated with non-participating traditional life policies are amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in income (loss) in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy. DAC related to these policies are subject to recoverability testing as part of the Company’s premium deficiency testing. If a premium deficiency exists, DAC are reduced by the amount of the deficiency or to zero through a charge to current period earnings (loss). If the deficiency exceeds the DAC balance, the reserve for future policy benefits is increased by the excess, reflected in earnings (loss) in the period such deficiency occurs.

For some products, policyholders can elect to modify product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. These transactions are known as internal replacements. If such modification substantially changes the contract, the associated DAC is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

F-18

Reinsurance

For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. Cessions under reinsurance agreements do not discharge the Company’s obligations as the primary insurer. The Company reviews all contractual features, including those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC and recognized as a component of other expenses on a basis consistent with the way the acquisition costs on the underlying reinsured contracts would be recognized. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as Premiums ceded (assumed); and Amounts due from reinsurers (Amounts due to reinsurers) are established.

Assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance recoverable balances could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

Premiums, Policy charges and fee income and Policyholders’ benefits include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues. With respect to GMIBs, a portion of the directly written GMIBs are accounted for as insurance liabilities, but the associated reinsurance agreements contain embedded derivatives. These embedded derivatives are included in GMIB reinsurance contract asset, at fair value with changes in estimated fair value reported in Net derivative gains (losses).

If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in Other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

For reinsurance contracts other than those accounted for as derivatives, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

Policyholder Bonus Interest Credits

Policyholder bonus interest credits are offered on certain deferred annuity products in the form of either immediate bonus interest credited or enhanced interest crediting rates for a period of time. The interest crediting expense associated with these policyholder bonus interest credits is deferred and amortized over the lives of the underlying contracts in a manner consistent with the amortization of DAC. Unamortized balances are included in Other assets in the consolidated balance sheets and amortization is included in Interest credited to policyholders’ account balances in the consolidated statements of income (loss).

Policyholders’ Account Balances and Future Policy Benefits

Policyholders’ account balances relate to contracts or contract features where the Company has no significant insurance risk. This liability represents the contract value that has accrued to the benefit of the policyholder as of the balance sheet date.

For participating traditional life insurance policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial insurance assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

F-19

For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Company’s experience that, together with interest and expense assumptions, includes a margin for adverse deviation. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated policyholders’ fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 4.5% to 6.3% (weighted average of 5.0%) for approximately 99.2% of life insurance liabilities and from 1.5% to 5.5% (weighted average of 4.1%) for annuity liabilities.

Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income (“DI”) reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings.

Obligations arising from funding agreements are also reported in Policyholders’ account balances in the consolidated balance sheets. As a member of the Federal Home Loan Bank of New York (“FHLBNY”), the Company has access to collateralized borrowings. The Company may also issue funding agreements to the FHLBNY. Both the collateralized borrowings and funding agreements would require the Company to pledge qualified mortgage-backed assets and/or government securities as collateral.

The Company has issued and continues to offer certain variable annuity products with guaranteed minimum death benefits (“GMDB”) and/or contain a guaranteed minimum living benefit (“GMLB,” and together with GMDB, the “GMxB features”) which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a guaranteed minimum income benefit (“GMIB”) base. The Company previously issued certain variable annuity products with and guaranteed income benefit (“GIB”) features, guaranteed withdrawal benefit for life (“GWBL”), guaranteed minimum withdrawal benefit (“GMWB”) and guaranteed minimum accumulation benefit (“GMAB”) features. The Company has also assumed reinsurance for products with GMxB features.

Reserves for products that have GMIB features, but do not have no-lapse guarantee features, and products with GMDB features are determined by estimating the expected value of death or income benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated life based on expected assessments (i.e., benefit ratio). These reserves are recorded within Future policy benefits and other policyholders’ liabilities. The determination of this estimated liability is based on models that involve numerous assumptions and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender and withdrawal rates, mortality experience, and, for contracts with the GMIB feature, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a RTM approach, consistent with that used for DAC amortization. There can be no assurance that actual experience will be consistent with management’s estimates.

Products that have a GMIB feature with a no-lapse guarantee rider (“GMIBNLG”), GIB, GWBL, GMWB and GMAB features and the assumed products with GMIB features (collectively “GMxB derivative features”) are considered either freestanding or embedded derivatives and discussed below under (“Embedded and Freestanding Insurance Derivatives”).

After the initial establishment of reserves, premium deficiency and loss recognition tests are performed each period end using best estimate assumptions as of the testing date without provisions for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for the aggregate product group are insufficient to provide for expected future policy benefits and expenses for that line of business (i.e., reserves net of any DAC asset), DAC would first be written off and thereafter, if required, a premium deficiency reserve would be established by a charge to earnings. Premium deficiency reserves are recorded for the group single premium annuity business, certain interest-sensitive life contracts, structured settlements, individual disability income and major medical. Additionally, in certain instances the policyholder liability for a particular line of business may not be deficient in the aggregate to trigger loss recognition, but the pattern of earnings may be such that profits are expected to be recognized in earlier years followed by losses in later years.

F-20

This pattern of profits followed by losses is exhibited in our variable interest-sensitive life (“VISL”) business and is generated by the cost structure of the product or secondary guarantees in the contract. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges. We accrue for these Profits Followed by Losses (“PFBL”) using a dynamic approach that changes over time as the projection of future losses change.

Policyholders’ Dividends

The amount of policyholders’ dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by the board of directors of the issuing insurance company. The aggregate amount of policyholders’ dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by the Company.

Embedded and Freestanding Insurance Derivatives

Reserves for products considered either embedded or freestanding derivatives are measured at estimated fair value separately from the host variable annuity product, with changes in estimated fair value reported in Net derivative gains (losses). The estimated fair values of these derivatives are determined based on the present value of projected future benefits minus the present value of projected future fees attributable to the guarantee. The projections of future benefits and future fees require capital markets and actuarial assumptions, including expectations concerning policyholder behavior. A risk-neutral valuation methodology is used under which the cash flows from the guarantees are projected under multiple capital market scenarios using observable risk-free rates.

Additionally, the Company cedes and assumes reinsurance of products with GMxB features, which are considered either an embedded or freestanding derivative and measured at fair value. The GMxB reinsurance contract asset and liabilities’ fair values reflect the present value of reinsurance premiums and recoveries and risk margins over a range of market-consistent economic scenarios.

Changes in the fair value of embedded and freestanding derivatives are reported in Net derivative gains (losses). Embedded derivatives in direct and assumed reinsurance contracts are reported in Future policyholders’ benefits and other policyholders’ liabilities and embedded derivatives in ceded reinsurance contracts are reported in the GMIB reinsurance contract asset, at fair value in the consolidated balance sheets.

Embedded derivatives fair values are determined based on the present value of projected future benefits minus the present value of projected future fees. At policy inception, a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits is attributed to the embedded derivative. The percentage of fees included in the fair value measurement is locked-in at inception. Fees above those amounts represent “excess” fees and are reported in Policy charges and fee income.

Separate Accounts

Generally, Separate Accounts established under New York State and Arizona State Insurance Law are not chargeable with liabilities that arise from any other business of the Company. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed separate accounts liabilities. Assets and liabilities of the Separate Account represent the net deposits and accumulated net investment earnings (loss) less fees, held primarily for the benefit of policyholders, and for which the Company does not bear the investment risk. Separate Accounts assets and liabilities are shown on separate lines in the consolidated balance sheets. Assets held in Separate Accounts are reported at quoted market values or, where quoted values are not readily available or accessible for these securities, their fair value measures most often are determined through the use of model pricing that effectively discounts prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security’s duration, also taking into consideration issuer-specific credit quality and liquidity. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to policyholders of such Separate Accounts are offset within the same line in the consolidated statements of income (loss). For 2019, 2018 and 2017, investment results of such Separate Accounts were gains (losses) of $22.9 billion, and $(7.2) billion and $16.7 billion, respectively.

Deposits to Separate Accounts are reported as increases in Separate Accounts assets and liabilities and are not reported in revenues or expenses. Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

F-21

The Company reports the General Account’s interests in Separate Accounts as Other trading in the consolidated balance sheets.

Broker-Dealer Revenues, Receivables and Payables

Certain of the Company’s subsidiaries provide investment management, brokerage and distribution services for affiliates and third parties. Third-party revenues earned from these services are reported in Other income in the Company’s consolidated statement of income (loss).

Receivables from and payables to clients include amounts due on cash and margin transactions. Securities owned by customers are held as collateral for receivables; such collateral is not reflected in the consolidated financial statements.

Internal-use Software

Capitalized internal-use software, included in Other assets in the consolidated balance sheets, is amortized on a straight-line basis over the estimated useful life of the software that ranges between three and five years. Capitalized amounts are periodically tested for impairment in accordance with the guidance on impairment of long-lived assets. An immediate charge to earnings is recognized if capitalized software costs no longer are deemed to be recoverable. In addition, service potential is periodically reassessed to determine whether facts and circumstances have compressed the software’s useful life such that acceleration of amortization over a shorter period than initially determined would be required.

Capitalized internal-use software, net of accumulated amortization, amounted to $126 million and $115 million at December 31, 2019 and 2018, respectively, and is recorded in Other assets in the Consolidated balance sheets. Amortization of capitalized internal-use software in 2019, 2018 and 2017 was $36 million, $35 million and $37 million, respectively, recorded in other Operating costs and expenses in the consolidated statements of income (loss).

Long-term Debt

Liabilities for long-term debt are primarily carried at an amount equal to unpaid principal balance, net of unamortized discount or premium and debt issue costs. Original-issue discount or premium and debt-issue costs are recognized as a component of interest expense over the period the debt is expected to be outstanding, using the interest method of amortization. Interest expense is generally presented within Interest expense in the consolidated statements of income (loss).

Income Taxes

The Company files as part of a consolidated Federal income tax return. The Company provides for federal and state income taxes currently payable, as well as those deferred due to temporary differences between the financial reporting and tax bases of assets and liabilities. Current federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred tax assets will not be realized.

Under accounting for uncertainty in income taxes guidance, the Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the consolidated financial statements. Tax positions are then measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement.

Recognition of Investment Management and Service Fees and Related Expenses

Investment management, advisory and service fees

Reported as Investment management and service fees in the Company’s consolidated statements of income (loss) are investment management and administrative service fees earned by AXA Equitable Funds Management Group, LLC (“Equitable FMG”) as well as certain asset-based fees associated with insurance contracts.

F-22

Equitable FMG provides investment management and administrative services, such as fund accounting and compliance services, to AXA Premier VIP Trust (“Equitable Premier VIP Trust”), EQ Advisors Trust (“EQAT”) and 1290 Funds as well as two private investment trusts established in the Cayman Islands, AXA Allocation Funds Trust and AXA Offshore Multimanager Funds Trust (collectively, the “Other AXA Trusts”). The contracts supporting these revenue streams create a distinct, separately identifiable performance obligation for each day the assets are managed for the performance of a series of services that are substantially the same and have the same pattern of transfer to the customer. Accordingly, these investment management, advisory, and administrative service base fees are recorded over time as services are performed and entitle the Company to variable consideration. Base fees, generally calculated as a percentage of assets under management (“AUM”), are recognized as revenue at month-end when the transaction price no longer is variable and the value of the consideration is determined. These fees are not subject to claw back and there is minimal probability that a significant reversal of the revenue recorded will occur.

Sub-advisory and sub-administrative expenses associated with these services are calculated and recorded as the related services are performed in Other operating costs and expense in the consolidated statements of income (loss) as the Company is acting in a principal capacity in these transactions and, as such, reflects these revenues and expenses on a gross basis.

Distribution services

Revenues from distribution services include fees received as partial reimbursement of expenses incurred in connection with the sale of certain mutual funds and the 1290 Funds and for the distribution primarily of EQAT and Equitable Trust shares to Separate Accounts in connection with the sale of variable life and annuity contracts. The amount and timing of revenues recognized from performance of these distribution services often is dependent upon the contractual arrangements with the customer and the specific product sold as further described below.

Most open-end management investment companies, such as U.S. funds and the EQAT and Equitable Trusts and the 1290 Funds, have adopted a plan under Rule 12b-1 of the Investment Company Act that allows for certain share classes to pay out of assets, distribution and service fees for the distribution and sale of its shares (“12b-1 Fees”). These open-end management investment companies have such agreements with the Company, and the Company has selling and distribution agreements pursuant to which it pays sales commissions to the financial intermediaries that distribute the shares. These agreements may be terminated by either party upon notice (generally 30 days) and do not obligate the financial intermediary to sell any specific amount of shares.

The Company records 12b-1 fees monthly based upon a percentage of the net asset value (“NAV”) of the funds. At month-end, the variable consideration of the transaction price is no longer constrained as the NAV can be calculated and the value of consideration is determined. These services are separate and distinct from other asset management services as the customer can benefit from these services independently of other services. The Company accrues the corresponding 12b-1 fees paid to sub-distributors monthly as the expenses are incurred. The Company is acting in a principal capacity in these transactions; as such, these revenues and expenses are recorded on a gross basis in the consolidated statements of income (loss).

Other revenues

Also reported as Investment management and service fees in the Company’s consolidated statements of income (loss) are other revenues from contracts with customers, primarily consisting of mutual fund reimbursements and other brokerage income.

Other income

Revenues from contracts with customers reported as Other Income in the Company’s consolidated statements of income (loss) primarily consist of advisory account fees and brokerage commissions from the Company’s subsidiary broker-dealer operations and sales commissions from the Company’s general agent for the distribution of non-affiliate insurers’ life insurance and annuity products. These revenues are recognized at month-end when constraining factors, such as AUM and product mix, are resolved and the transaction pricing no longer is variable such that the value of consideration can be determined.

Discontinued Operations

The results of operations of a component of the Company that has been disposed of are reported in discontinued operations if certain criteria are met; such as if the disposal represents a strategic shift that has or will have a major effect

F-23

on the Company’s operations and financial results. The results of AB for the year ended December 31, 2019, are reported in the Company’s consolidated statements of income (loss) as Net income (loss) from discontinued operations, net of taxes and noncontrolling interest. Intercompany transactions between the Company and AB prior to the disposal have been eliminated. See Note 19 for information on discontinued operations and transactions with AB.

Accounting and Consolidation of Variable Interest Entities (“VIEs”)

For all new investment products and entities developed by the Company (other than Collateralized Debt Obligations (“CDOs”)), the Company first determines whether the entity is a VIE, which involves determining an entity’s variability and variable interests, identifying the holders of the equity investment at risk and assessing the five characteristics of a VIE. Once an entity has been determined to be a VIE, the Company then identifies the primary beneficiary of the VIE. If the Company is deemed to be the primary beneficiary of the VIE, then the Company consolidates the entity.

Management of the Company reviews quarterly its investment management agreements and its investments in, and other financial arrangements with, certain entities that hold client assets under management (“AUM”) to determine the entities that the Company is required to consolidate under this guidance. These entities include certain mutual fund products, hedge funds, structured products, group trusts, collective investment trusts and limited partnerships.

The analysis performed to identify variable interests held, determine whether entities are VIEs or VOEs, and evaluate whether the Company has a controlling financial interest in such entities requires the exercise of judgment and is updated on a continuous basis as circumstances change or new entities are developed. The primary beneficiary evaluation generally is performed qualitatively based on all facts and circumstances, including consideration of economic interests in the VIE held directly and indirectly through related parties and entities under common control, as well as quantitatively, as appropriate.

At December 31, 2019 and 2018, respectively, the Company held approximately $1.1 billion and $1.1 billion of investment assets in the form of equity interests issued by non-corporate legal entities determined under the guidance to be VIEs, such as limited partnerships and limited liability companies, including hedge funds, private equity funds and real estate-related funds. As an equity investor, the Company is considered to have a variable interest in each of these VIEs as a result of its participation in the risks and/or rewards these funds were designed to create by their defined portfolio objectives and strategies. Primarily through qualitative assessment, including consideration of related party interests or other financial arrangements, if any, the Company was not identified as primary beneficiary of any of these VIEs, largely due to its inability to direct the activities that most significantly impact their economic performance. Consequently, the Company continues to reflect these equity interests in the consolidated balance sheets as Other equity investments and to apply the equity method of accounting for these positions. The net assets of these non-consolidated VIEs are $160.2 billion and $166.1 billion at December 31, 2019 and 2018, respectively. The Company’s maximum exposure to loss from its direct involvement with these VIEs is the carrying value of its investment of $1.1 billion and $1.1 billion and approximately $1.1 billion and $916 million of unfunded commitments at December 31, 2019 and 2018, respectively. The Company has no further economic interest in these VIEs in the form of guarantees, derivatives, credit enhancements or similar instruments and obligations.

Redeemable noncontrolling interests are presented in mezzanine equity and non-redeemable noncontrolling interests are presented within permanent equity.

At December 31, 2019 and 2018, the Company consolidated one real estate joint venture for which it was identified as the primary beneficiary under the VIE model. The consolidated entity is jointly owned by Equitable Life and AXA France and holds an investment in a real estate venture. Included in the Company’s consolidated balance sheets at December 31, 2019 and 2018 are total assets of $32 million and $36 million, respectively related to this VIE, primarily resulting from the consolidated presentation of Real estate held for production of income. In addition, Real estate held for production of income reflects $(5) million as related to one non-consolidated joint venture at December 31, 2019 and $16 million income as related to two non-consolidated joint ventures at December 31, 2018.

Assumption Updates and Model Changes

The Company conducts its annual review of its assumptions and models during the third quarter of each year. The annual review encompasses assumptions underlying the valuation of unearned revenue liabilities, embedded derivatives for our insurance business, liabilities for future policyholder benefits, DAC and deferred sales inducement assets (“DSI”). As a result of this review, some assumptions were updated, resulting in increases and decreases in the carrying values of these product liabilities and assets.

F-24

The net impact of assumption changes in the third quarter of 2019 decreased Policy charges and fee income by $11 million, increased Policyholders’ benefits by $886 million, increased Net derivative losses by $548 million, decreased Interest credited to policyholders’ account balances by $14 million and decreased the Amortization of DAC by $77 million. This resulted in a decrease in Income (loss) from operations, before income taxes of $1.4 billion and decreased Net income (loss) by $1.1 billion. There was no material impact from model changes during the third quarter of 2019 to our Income (loss) from continuing operations, before income taxes or Net income (loss).

The net impact of assumption changes in the third quarter of 2018 decreased Policy charges and fee income by $12 million, decreased Policyholders’ benefits by $684 million, increased Net derivative losses by $1.1 billion, and decreased the Amortization of DAC by $165 million. This resulted in a decrease in the third quarter of 2018 in Income (loss) from operations, before income taxes of $228 million and decreased Net income (loss) by approximately $187 million. There was no material impact from model changes during the third quarter of 2018 to our Income (loss) from continuing operations, before income taxes or Net income (loss).

The net impact of assumption changes in 2017 increased Policyholders’ benefits by $23 million, decreased the Amortization of DAC by $247 million, decreased Policy charges and fee income by $88 million, increased the fair value of our GMIB reinsurance asset by $1.5 billion and decreased the fair value of the GMIBNLG liability by $447 million. This resulted in an increase in Income (loss) from operations, before income taxes of $1.7 billion and increased Net income by approximately $1.1 billion.

3)	INVESTMENTS

Fixed Maturities

The following tables provide information relating to fixed maturities classified as available-for-sale (“AFS”).

Available-for-Sale Fixed Maturities by Classification

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	OTTI in AOCI(4)
	(in millions)
December 31, 2019:
Fixed Maturities:
Corporate(1)	$42,347	$2,178	$61	$44,464	$—
U.S. Treasury, government and agency	14,385	1,151	305	15,231	—
States and political subdivisions	584	68	3	649	—
Foreign governments	460	35	5	490	—
Residential mortgage-backed(2)	161	12	—	173	—
Asset-backed(3)	843	3	2	844	—
Redeemable preferred stock	498	18	5	511	—

Total at December 31, 2019	$59,278	$3,465	$381	$62,362	$—

December 31, 2018:
Fixed Maturities:
Corporate(1)	$26,690	$385	$699	$26,376	$—
U.S. Treasury, government and agency	13,646	143	454	13,335	—
States and political subdivisions	408	47	1	454	—
Foreign governments	515	17	13	519	—
Residential mortgage-backed(2)	193	9	—	202	—
Asset-backed(3)	600	1	11	590	2
Redeemable preferred stock	440	16	17	439	—

Total at December 31, 2018	$42,492	$618	$1,195	$41,915	$2

(1)	Corporate fixed maturities include both public and private issues.

F-25

(2)	Includes publicly traded agency pass-through securities and collateralized obligations.
(3)	Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.
(4)	Amounts represent OTTI losses in AOCI, which were not included in Net income (loss).

The contractual maturities of AFS fixed maturities at December 31, 2019 are shown in the table below. Bonds not due at a single maturity date have been included in the table in the final year of maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

Contractual Maturities of Available-for-Sale Fixed Maturities

	Amortized Cost	Fair Value
	(in millions)
December 31, 2019:
Due in one year or less	$3,729	$3,745
Due in years two through five	13,266	13,663
Due in years six through ten	16,527	17,606
Due after ten years	24,254	25,820

Subtotal	57,776	60,834
Residential mortgage-backed securities	161	173
Asset-backed securities	843	844
Redeemable preferred stock	498	511

Total at December 31, 2019	$59,278	$62,362

The following table shows proceeds from sales, gross gains (losses) from sales for AFS fixed maturities for the years ended December 31, 2019, 2018 and 2017:

Proceeds and Gains (Losses) on Sales for Available-for-Sale Fixed Maturities

	Years Ended December 31,
	2019	2018	2017
	(in millions)
Proceeds from sales	$8,702	$7,136	$7,232

Gross gains on sales	$229	$145	$98

Gross losses on sales	$(28)	$(103)	$211

Total OTTI	$—	$(37)	$(13)
Non-credit losses recognized in OCI	—	—	—

Credit losses recognized in net income (loss)	$—	$(37)	$(13)

F-26

The following table sets forth the amount of credit loss impairments on AFS fixed maturities held by the Company at the dates indicated and the corresponding changes in such amounts:

Available-for-Sale Fixed Maturities — Credit Loss Impairments

	Years Ended December 31,
	2019	2018
	(in millions)
Balance at January 1,	$(46)	$(10)
Previously recognized impairments on securities that matured, paid, prepaid or sold	31	1
Recognized impairments on securities impaired to fair value this period(1)	—	—
Impairments recognized this period on securities not previously impaired	—	(37)
Additional impairments this period on securities previously impaired	—	—
Increases due to passage of time on previously recorded credit losses	—	—
Accretion of previously recognized impairments due to increases in expected cash flows	—	—

Balance at December 31,	$(15)	$(46)

(1)

Represents circumstances where the Company determined in the current period that it intends to sell the security, or it is more likely than not that it will be required to sell the security before recovery of the security’s amortized cost.

Net unrealized investment gains (losses) on fixed maturities classified as AFS are included in the consolidated balance sheets as a component of AOCI.

Changes in net unrealized investment gains (losses) recognized in AOCI include reclassification adjustments to reflect amounts realized in Net income (loss) for the current period that had been part of OCI in earlier periods. The tables that follow below present a roll-forward of net unrealized investment gains (losses) recognized in AOCI:

Net Unrealized Gains (Losses) on Available-for-Sale Fixed Maturities

	Net Unrealized Gains (Losses) on Investments	DAC	Policyholders’ Liabilities	Deferred Income Tax Asset (Liability)	AOCI Gain (Loss) Related to Net Unrealized Investment Gains (Losses)
	(in millions)
Balance, January 1, 2019	$(577)	$39	$(55)	$125	$(468)
Net investment gains (losses) arising during the period	3,872	—	—	—	3,872
Reclassification adjustment:
Included in Net income (loss)	(211)	—	—	—	(211)
Excluded from Net income (loss)(1)	—	—	—	—	—
Impact of net unrealized investment gains (losses) on:
DAC	—	(870)	—	—	(870)
Deferred income taxes	—	—	—	(558)	(558)
Policyholders’ liabilities	—	—	(137)	—	(137)

Net unrealized investment gains (losses) excluding OTTI losses	3,084	(831)	(192)	(433)	1,628
Net unrealized investment gains (losses) with OTTI losses	—	—	—	—	—

Balance, December 31, 2019	$3,084	$(831)	$(192)	$(433)	$1,628

F-27

	Net Unrealized Gains (Losses) on Investments	DAC	Policyholders’ Liabilities	Deferred Income Tax Asset (Liability)	AOCI Gain (Loss) Related to Net Unrealized Investment Gains (Losses)
	(in millions)
Balance, January 1, 2018	$1,526	$(315)	$(232)	$(300)	$679
Net investment gains (losses) arising during the period	(2,098)	—	—	—	(2,098)
Reclassification adjustment:
Included in Net income (loss)	(5)	—	—	—	(5)
Excluded from Net income (loss)(1)	—	—	—	—	—
Impact of net unrealized investment gains (losses) on:
DAC	—	354	—	—	354
Deferred income taxes(2)	—	—	—	425	425
Policyholders’ liabilities	—	—	177	—	177

Net unrealized investment gains (losses) excluding OTTI losses	(577)	39	(55)	125	(468)
Net unrealized investment gains (losses) with OTTI losses	—	—	—	—	—

Balance, December 31, 2018	$(577)	$39	$(55)	$125	$(468)

(1)	Represents “transfers out” related to the portion of OTTI losses during the period that were not recognized in Net income (loss) for securities with no prior OTTI loss.
(2)	Includes a $86 million income tax benefit from the impact of adoption of ASU 2018-02.

The following tables disclose the fair values and gross unrealized losses of the 390 securities at December 31, 2019 and the 1,471 securities at December 31, 2018 that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position for the specified periods at the dates indicated:

Continuous Gross Unrealized Losses for Available-for-Sale Fixed Maturities

	Less Than 12 Months		12 Months or Longer		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(in millions)
December 31, 2019:
Fixed Maturities:
Corporate	$2,669	$41	$366	$20	$3,035	$61
U.S. Treasury, government and agency	4,245	305	2	—	4,247	305
States and political subdivisions	123	3	—	—	123	3
Foreign governments	11	—	47	5	58	5
Asset-backed	319	—	201	2	520	2
Redeemable preferred stock	29	—	49	5	78	5

Total	$7,396	$349	$665	$32	$8,061	$381

F-28

	Less Than 12 Months		12 Months or Longer		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(in millions)
December 31, 2018:
Fixed Maturities:
Corporate	$8,369	$306	$6,161	$393	$14,530	$699
U.S. Treasury, government and agency	2,636	68	3,154	386	5,790	454
States and political subdivisions	—	—	19	1	19	1
Foreign governments	109	3	76	10	185	13
Residential mortgage-backed	—	—	13	—	13	—
Asset-backed	558	11	6	—	564	11
Redeemable preferred stock	160	12	31	5	191	17

Total	$11,832	$400	$9,460	$795	$21,292	$1,195

The Company’s investments in fixed maturities do not include concentrations of credit risk of any single issuer greater than 10% of the consolidated equity of the Company, other than securities of the U.S. government, U.S. government agencies, and certain securities guaranteed by the U.S. government. The Company maintains a diversified portfolio of corporate securities across industries and issuers and does not have exposure to any single issuer in excess of 0.6% of total corporate securities. The largest exposures to a single issuer of corporate securities held at December 31, 2019 and 2018 were $279 million and $210 million, respectively, representing 2.4% and 1.7% of the consolidated equity of the Company.

Corporate high yield securities, consisting primarily of public high yield bonds, are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or the National Association of Insurance Commissioners (“NAIC”) designation of 3 (medium investment grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2019 and 2018, respectively, approximately $1.4 billion and $1.2 billion, or 2.3% and 2.9%, of the $59.3 billion and $42.5 billion aggregate amortized cost of fixed maturities held by the Company were considered to be other than investment grade. These securities had gross unrealized losses of $21 million and $30 million at December 31, 2019 and 2018, respectively.

At December 31, 2019 and 2018, respectively, the $32 million and $795 million of gross unrealized losses of twelve months or more were concentrated in corporate and U.S. Treasury, government and agency securities. In accordance with the policy described in Note 2, the Company concluded that an adjustment to income for OTTI for these securities was not warranted at either December 31, 2019 or 2018. At December 31, 2019, the Company did not intend to sell the securities nor will it likely be required to dispose of the securities before the anticipated recovery of their remaining amortized cost basis.

At December 31, 2019 and 2018, respectively, the fair value of the Company’s trading account securities was $6.6 billion and $15.2 billion. At December 31, 2019 and 2018, respectively, trading account securities included the General Account’s investment in Separate Accounts, which had carrying values of $58 million and $48 million.

Mortgage Loans

The payment terms of mortgage loans may from time to time be restructured or modified.

At December 31, 2019 and 2018, the carrying values of problem commercial mortgage loans on real estate that had been classified as non-accrual loans were $0 million and $19 million, respectively.

Allowances for credit losses for commercial mortgage loans were $0 million and $7 million for the years ended December 31, 2019 and 2018, respectively. There were no allowances for credit losses for agricultural mortgage loans in 2019 and 2018.

F-29

The following tables provide information relating to the loan-to-value and debt service coverage ratios for commercial and agricultural mortgage loans at December 31, 2019 and 2018. The values used in these ratio calculations were developed as part of the periodic review of the commercial and agricultural mortgage loan portfolio, which includes an evaluation of the underlying collateral value.

Mortgage Loans by Loan-to-Value and Debt Service Coverage Ratios

	Debt Service Coverage Ratio(1)
Loan-to-Value Ratio(2):	Greater than 2.0x	1.8x to 2.0x	1.5x to 1.8x	1.2x to 1.5x	1.0x to 1.2x	Less than 1.0x	Total Mortgage Loans
	(in millions)
December 31, 2019:
Commercial Mortgage Loans:
0% - 50%	$887	$38	$214	$24	$—	$—	$1,163
50% - 70%	4,097	1,195	1,118	795	242	—	7,447
70% - 90%	251	98	214	154	46	—	763
90% plus	—	—	—	—	—	—	—

Total Commercial Mortgage Loans	$5,235	$1,331	$1,546	$973	$288	$—	$9,373

Agricultural Mortgage Loans:
0% - 50%	$322	$104	$241	$545	$321	$50	$1,583
50% - 70%	82	87	236	426	251	33	1,115
70% - 90%	—	—	—	19	—	—	19
90% plus	—	—	—	—	—	—	—

Total Agricultural Mortgage Loans	$404	$191	$477	$990	$572	$83	$2,717

Total Mortgage Loans:
0% - 50%	$1,209	$142	$455	$569	$321	$50	$2,746
50% - 70%	4,179	1,282	1,354	1,221	493	33	8,562
70% - 90%	251	98	214	173	46	—	782
90% plus	—	—	—	—	—	—	—

Total Mortgage Loans	$5,639	$1,522	$2,023	$1,963	$860	$83	$12,090

December 31, 2018:
Commercial Mortgage Loans:
0% - 50%	$780	$21	$247	$24	$—	$—	$1,072
50% - 70%	4,908	656	1,146	325	151	—	7,186
70% - 90%	260	—	117	370	98	—	845
90% plus	—	—	—	27	—	—	27

Total Commercial Mortgage Loans	$5,948	$677	$1,510	$746	$249	$—	$9,130

Agricultural Mortgage Loans:
0% - 50%	$282	$147	$267	$543	$321	$51	$1,611
50% - 70%	112	46	246	379	224	31	1,038
70% - 90%	—	—	—	19	27	—	46
90% plus	—	—	—	—	—	—	—

Total Agricultural Mortgage Loans	$394	$193	$513	$941	$572	$82	$2,695

F-30

	Debt Service Coverage Ratio(1)
Loan-to-Value Ratio(2):	Greater than 2.0x	1.8x to 2.0x	1.5x to 1.8x	1.2x to 1.5x	1.0x to 1.2x	Less than 1.0x	Total Mortgage Loans
	(in millions)

Total Mortgage Loans:
0% - 50%	$1,062	$168	$514	$567	$321	$51	$2,683
50% - 70%	5,020	702	1,392	704	375	31	8,224
70% - 90%	260	—	117	389	125	—	891
90% plus	—	—	—	27	—	—	27

Total Mortgage Loans	$6,342	$870	$2,023	$1,687	$821	$82	$11,825

(1)	The debt service coverage ratio is calculated using the most recently reported operating income results from property operations divided by annual debt service.
(2)	The loan-to-value ratio is derived from current loan balance divided by the fair value of the property. The fair value of the underlying commercial properties is updated annually.

The following table provides information relating to the aging analysis of past due mortgage loans at December 31, 2019 and 2018, respectively:

Age Analysis of Past Due Mortgage Loans

	30-59 Days	60-89 Days	90 Days or More	Total	Current	Total Financing Receivables	Recorded Investment 90 Days or More and Accruing
	(in millions)
December 31, 2019:
Commercial	$—	$—	$—	$—	$9,373	$9,373	$—
Agricultural	57	1	66	124	2,593	2,717	66

Total Mortgage Loans	$57	$1	$66	$124	$11,966	$12,090	$66

December 31, 2018:
Commercial	$—	$—	$27	$27	$9,103	$9,130	$—
Agricultural	18	8	42	68	2,627	2,695	40

Total Mortgage Loans	$18	$8	$69	$95	$11,730	$11,825	$40

Net Investment Income (Loss)

The following table breaks out Net investment income (loss) by asset category:

	Years Ended December 31
	2019	2018	2017
	(in millions)

Fixed maturities	$1,902	$1,540	$1,365
Mortgage loans on real estate	540	494	453
Real estate held for the production of income	(2)	(6)	2
Other equity investments	74	123	169
Policy loans	198	201	205
Trading securities	712	128	258
Other investment income	18	69	54

Gross investment income (loss)	3,442	2,549	2,506
Investment expenses	(144)	(71)	(65)

Net investment income (loss)	$3,298	$2,478	$2,441

F-31

Net unrealized and realized gains (losses) on trading account equity securities are included in Net investment income (loss) in the Consolidated Statements of Income (Loss). The table below shows a breakdown of Net investment income (loss) from trading account securities during the years ended December 31, 2019, 2018 and 2017:

Net Investment Income (Loss) from Trading Securities

	Years Ended December 31,
	2019	2018	2017
	(in millions)

Net investment gains (losses) recognized during the period on securities held at the end of the period	$422	$(174)	$63
Net investment gains (losses) recognized on securities sold during the period	7	(24)	(19)
Unrealized and realized gains (losses) on trading securities	429	(198)	44
Interest and dividend income from trading securities	283	326	214

Net investment income (loss) from trading securities	$712	$128	$258

Investment Gains (Losses), Net

Investment gains (losses), net including changes in the valuation allowances and OTTI are as follows:

	Years Ended December 31,
	2019	2018	2017
	(in millions)

Fixed maturities	$203	$6	$(130)
Mortgage loans on real estate	(1)	—	2
Real estate held for the production of income	3	—	—
Other equity investments	—	—	3
Other	1	(2)	—

Investment gains (losses), net	$206	$4	$(125)

For the years ended December 31, 2019, 2018 and 2017, respectively, investment results passed through to certain participating group annuity contracts as Interest credited to policyholders’ account balances totaled $2 million, $3 million and $3 million.

4)	DERIVATIVES

The Company uses derivatives as part of its overall asset/liability risk management primarily to reduce exposures to equity market and interest rate risks. Derivative hedging strategies are designed to reduce these risks from an economic perspective and are all executed within the framework of a “Derivative Use Plan” approved by applicable states’ insurance law. Derivatives are generally not accounted for using hedge accounting, with the exception of Treasury Inflation-Protected Securities (“TIPS”), which is discussed further below. Operation of these hedging programs is based on models involving numerous estimates and assumptions, including, among others, mortality, lapse, surrender and withdrawal rates, election rates, fund performance, market volatility and interest rates. A wide range of derivative contracts are used in these hedging programs, including exchange traded equity, currency and interest rate futures contracts, total return and/or other equity swaps, interest rate swap and floor contracts, bond and bond-index total return swaps, swaptions, variance swaps and equity options, credit and foreign exchange derivatives, as well as bond and repo transactions to support the hedging. The Company bought interest rate swaptions during the second quarter of 2019 to reduce the impact of unfavorable changes in interest rates. The derivative contracts are collectively managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits’ exposures attributable to movements in capital markets. In addition, as part of its hedging strategy, the Company targets an asset level for all variable annuity products at or above a CTE98 level under most economic scenarios (CTE is a statistical measure of tail risk which quantifies the total asset requirement to sustain a loss if an event outside a given probability level has occurred. CTE98 denotes the financial resources a company would need to cover the average of the worst 2% of scenarios.)

F-32

Derivatives Utilized to Hedge Exposure to Variable Annuities with Guarantee Features

The Company has issued and continues to offer variable annuity products with GMxB features. The risk associated with the GMDB feature is that under-performance of the financial markets could result in GMDB benefits, in the event of death, being higher than what accumulated policyholders’ account balances would support. The risk associated with the GMIB feature is that under-performance of the financial markets could result in the present value of GMIB, in the event of annuitization, being higher than what accumulated policyholders’ account balances would support, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. The risk associated with products that have a GMxB derivative features liability is that under-performance of the financial markets could result in the GMxB derivative features’ benefits being higher than what accumulated policyholders’ account balances would support.

For GMxB features, the Company retains certain risks including basis, credit spread and some volatility risk and risk associated with actual versus expected actuarial assumptions for mortality, lapse and surrender, withdrawal and policyholder election rates, among other things. The derivative contracts are managed to correlate with changes in the value of the GMxB features that result from financial markets movements. A portion of exposure to realized equity volatility is hedged using equity options and variance swaps and a portion of exposure to credit risk is hedged using total return swaps on fixed income indices. Additionally, the Company is party to total return swaps for which the reference U.S. Treasury securities are contemporaneously purchased from the market and sold to the swap counterparty. As these transactions result in a transfer of control of the U.S. Treasury securities to the swap counterparty, the Company derecognizes these securities with consequent gain or loss from the sale. The Company has also purchased reinsurance contracts to mitigate the risks associated with GMDB features and the impact of potential market fluctuations on future policyholder elections of GMIB features contained in certain annuity contracts issued by the Company. The reinsurance of the GMIB features is accounted for as a derivative.

The Company has in place an economic hedge program using interest rate swaps and treasury futures to partially protect the overall profitability of future variable annuity sales against declining interest rates.

Derivatives Utilized to Hedge Crediting Rate Exposure on SCS, SIO, MSO and IUL Products/Investment Options

The Company hedges crediting rates in the Structured Capital Strategies (“SCS”) variable annuity, Structured Investment Option in the EQUI-VEST variable annuity series (“SIO”), Market Stabilizer Option (“MSO”) in the variable life insurance products and Indexed Universal Life (“IUL”) insurance products. These products permit the contract owner to participate in the performance of an index, ETF or commodity price movement up to a cap for a set period of time. They also contain a protection feature, in which the Company will absorb, up to a certain percentage, the loss of value in an index, ETF or commodity price, which varies by product segment.

In order to support the returns associated with these features, the Company enters into derivative contracts whose payouts, in combination with fixed income investments, emulate those of the index, ETF or commodity price, subject to caps and buffers, thereby substantially reducing any exposure to market-related earnings volatility.

Derivatives Used to Hedge Equity Market Risks Associated with the General Account’s Seed Money Investments in Retail Mutual Funds

The Company’s General Account seed money investments in retail mutual funds expose us to market risk, including equity market risk which is partially hedged through equity-index futures contracts to minimize such risk.

Derivatives Used to Hedge Universal Life Products with Secondary Guarantee (“ULSG”) Policy

The Company implemented a hedge program using fixed income total return swaps to mitigate the interest rate exposure in ULSG statutory liability.

Derivatives Used for General Account Investment Portfolio

The Company maintains a strategy in its General Account investment portfolio to replicate the credit exposure of fixed maturity securities otherwise permissible for investment under its investment guidelines through the sale of credit default swaps (“CDSs”). Under the terms of these swaps, the Company receives quarterly fixed premiums that, together with any initial amount paid or received at trade inception, replicate the credit spread otherwise currently obtainable by purchasing the referenced entity’s bonds of similar maturity. These credit derivatives generally have remaining terms of five years or

F-33

less and are recorded at fair value with changes in fair value, including the yield component that emerges from initial amounts paid or received, reported in Net derivative gains (losses).

The Company manages its credit exposure taking into consideration both cash and derivatives based positions and selects the reference entities in its replicated credit exposures in a manner consistent with its selection of fixed maturities. In addition, the Company generally transacts the sale of CDSs in single name reference entities of investment grade credit quality and with counterparties subject to collateral posting requirements. If there is an event of default by the reference entity or other such credit event as defined under the terms of the swap contract, the Company is obligated to perform under the credit derivative and, at the counterparty’s option, either pay the referenced amount of the contract less an auction-determined recovery amount or pay the referenced amount of the contract and receive in return the defaulted or similar security of the reference entity for recovery by sale at the contract settlement auction.

To date, there have been no events of default or circumstances indicative of a deterioration in the credit quality of the named referenced entities to require or suggest that the Company will have to perform under these CDSs. The maximum potential amount of future payments the Company could be required to make under these credit derivatives is limited to the par value of the referenced securities which is the dollar or euro-equivalent of the derivative’s notional amount. The Standard North American CDS Contract (“SNAC”) or Standard European Corporate Contract (“STEC”) under which the Company executes these CDS sales transactions does not contain recourse provisions for recovery of amounts paid under the credit derivative.

The Company purchased 30-year TIPS and other sovereign bonds, both inflation-linked and non-inflation linked, as General Account investments and enters into asset or cross-currency basis swaps, to result in payment of the given bond’s coupons and principal at maturity in the bond’s specified currency to the swap counterparty in return for fixed dollar amounts. These swaps, when considered in combination with the bonds, together result in a net position that is intended to replicate a dollar-denominated fixed-coupon cash bond with a yield higher than a term-equivalent U.S. Treasury bond.

In June 2019, the Company terminated a program to mitigate its duration gap using total return swaps for which the reference U.S. Treasury securities are sold to the swap counterparty under arrangements economically similar to repurchase agreements. The Company terminated $3.9 billion, in notional, of total return swaps reported in other invested assets in the Company’s balance sheet. The terminated total return swaps had a gain of $121 million.

The tables below present quantitative disclosures about the Company’s derivative instruments, including those embedded in other contracts required to be accounted for as derivative instruments:

Derivative Instruments by Category

	At December 31, 2019
		Fair Value
	Notional Amount	Asset Derivatives	Liability Derivatives	Gains (Losses) Reported in Net Income (Loss) Year Ended December 31, 2019
	(in millions)
Freestanding Derivatives(1)(2):
Equity contracts:
Futures	$3,510	$—	$—	$(1,294)
Swaps	17,064	9	279	(2,405)
Options	47,766	5,080	1,749	2,211
Interest rate contracts:
Swaps	23,700	467	523	2,037
Futures	20,424	—	—	139
Swaptions	3,201	16	—	(35)
Credit contracts:
Credit default swaps	1,232	18	—	16

F-34

	At December 31, 2019
		Fair Value
	Notional Amount	Asset Derivatives	Liability Derivatives	Gains (Losses) Reported in Net Income (Loss) Year Ended December 31, 2019
	(in millions)
Other freestanding contracts:
Foreign currency contracts	$501	$3	$—	$(9)
Margin	—	140	—	—
Collateral	—	72	3,001	—

Embedded Derivatives(2):
GMIB reinsurance contracts	—	2,466	—	500
GMxB derivative features liability(3)	—	—	8,246	(2,428)
SCS, SIO, MSO and IUL indexed features(4)	—	—	3,150	(2,552)

Total	$117,398	$8,271	$16,948	$(3,820)

(1)	Reported in Other invested assets in the consolidated balance sheets.
(2)	Reported in Net derivative gains (losses) in the consolidated statements of income (loss).
(3)	Reported in Future policy benefits and other policyholders’ liabilities in the consolidated balance sheets.
(4)	SCS, SIO, MSO and IUL indexed features are reported in Policyholders’ account balances in the consolidated balance sheets.

Derivative Instruments by Category

	At December 31, 2018
		Fair Value
	Notional Amount	Asset Derivatives	Liability Derivatives	Gains (Losses) Reported in Net Income (Loss) Year Ended December 31, 2018
	(in millions)
Freestanding Derivatives(1)(2):
Equity contracts:
Futures	$10,411	$—	$—	$550
Swaps	7,697	140	168	675
Options	21,698	2,119	1,163	(899)
Interest rate contracts:
Swaps	27,003	632	194	(456)
Futures	11,448	—	—	118
Credit contracts:
Credit default swaps	1,282	17	—	(3)
Other freestanding contracts:
Foreign currency contracts	2,097	27	14	6
Margin	—	7	5	—
Collateral	—	3	1,564	—

Embedded Derivatives(2):
GMIB reinsurance contracts	—	1,991	—	(1,068)
GMxB derivative features liability(3)	—	—	5,431	(786)
SCS, SIO, MSO and IUL indexed features(4)	—	—	687	853

Total	$81,636	$4,936	$9,226	$(1,010)

(1)	Reported in Other invested assets in the consolidated balance sheets.

F-35

(2)	Reported in Net derivative gains (losses) in the consolidated statements of income (loss).
(3)	Reported in Future policy benefits and other policyholders’ liabilities in the consolidated balance sheets.
(4)	SCS, SIO, MSO and IUL indexed features are reported in Policyholders’ account balances in the consolidated balance sheets.

Equity-Based and Treasury Futures Contracts Margin

All outstanding equity-based and treasury futures contracts at December 31, 2019 are exchange-traded and net settled daily in cash. At December 31, 2019, the Company had open exchange-traded futures positions on: (i) the S&P 500, Russell 2000 and Emerging Market indices, having initial margin requirements of $58 million, (ii) the 2-year, 5-year and 10-year U.S. Treasury Notes on U.S. Treasury bonds and ultra-long bonds, having initial margin requirements of $165 million and (iii) the Euro Stoxx, FTSE 100, Topix, ASX 200 and European, Australasia, and Far East (“EAFE”) indices as well as corresponding currency futures on the Euro/U.S. dollar, Pound/U.S. dollar, Australian dollar/U.S. dollar, and Yen/U.S. dollar, having initial margin requirements of $60 million.

Collateral Arrangements

The Company generally has executed a CSA under the ISDA Master Agreement it maintains with each of its over-the-counter (“OTC”) derivative counterparties that requires both posting and accepting collateral either in the form of cash or high-quality securities, such as U.S. Treasury securities, U.S. government and government agency securities and investment grade corporate bonds. The Company nets the fair value of all derivative financial instruments with counterparties for which an ISDA Master Agreement and related CSA have been executed. At December 31, 2019 and 2018, respectively, the Company held $3.0 billion and $1.6 billion in cash and securities collateral delivered by trade counterparties, representing the fair value of the related derivative agreements. The unrestricted cash collateral is reported in Other invested assets. The Company posted collateral of $72 million and $3 million at December 31, 2019 and 2018, respectively, in the normal operation of its collateral arrangements.

Securities Repurchase and Reverse Repurchase Transactions

Securities repurchase and reverse repurchase transactions are conducted by the Company under a standardized securities industry master agreement, amended to suit the requirements of each respective counterparty. The Company’s securities repurchase and reverse repurchase agreements are accounted for as secured borrowing or lending arrangements, respectively and are reported in the consolidated balance sheets on a gross basis. At December 31, 2019 and 2018, the balance outstanding under securities repurchase transactions was $0 million and $573 million, respectively. The Company utilized these repurchase and reverse repurchase agreements for asset liability and cash management purposes. For other instruments used for asset liability management purposes, see “Obligations under Funding Agreements” in Note 17 , Commitments and Contingent Liabilities.

The following table presents information about the Company’s offsetting of financial assets and liabilities and derivative instruments at December 31, 2019:

Offsetting of Financial Assets and Liabilities and Derivative Instruments

At December 31, 2019

	Gross Amount Recognized	Gross Amount Offset in the Balance Sheets	Net Amount Presented in the Balance Sheets	Gross Amount not Offset in the Balance Sheets(1)	Net Amount
	(in millions)
Assets:
Total derivatives	$5,804	$5,429	$375	$(77)	$298
Other financial instruments	1,754	—	1,754	—	1,754

Other invested assets	$7,558	$5,429	$2,129	$(77)	$2,052

Liabilities:
Total derivatives	$5,474	$5,429	$45	$—	$45
Other financial liabilities	1,723	—	1,723	—	1,723

Other liabilities	$7,197	$5,429	$1,768	$—	$1,768

(1)	Includes primarily financial instrument sent (held).

F-36

The Company had no Securities sold under agreement to repurchase at December 31, 2019.

The following table presents information about the Company’s offsetting of financial assets and liabilities and derivative instruments at December 31, 2018.

Offsetting of Financial Assets and Liabilities and Derivative Instruments

At December 31, 2018

	Gross Amount Recognized	Gross Amount Offset in the Balance Sheets	Net Amount Presented in the Balance Sheets	Gross Amount not Offset in the Balance Sheets(4)	Net Amount
	(in millions)
Assets:
Total derivatives	$2,946	$2,912	$34	$—	$34
Other financial instruments	1,520	—	1,520	—	1,520

Other invested assets	$4,466	$2,912	$1,554	$—	$1,554

Liabilities:
Total derivatives	$3,109	$2,912	$197	$—	$197
Other financial liabilities	1,263	—	1,263	—	1,263

Other liabilities	$4,372	$2,912	$1,460	$—	$1,460

Securities sold under agreement to repurchase(1)(2)(3)	$571	$—	$571	$(588)	$(17)

(1)	Excludes expense of $2 million in Securities sold under agreement to repurchase on the consolidated balance sheets.
(2)	U.S. Treasury and agency securities are in Fixed maturities available-for-sale on the consolidated balance sheets.
(3)	Cash is included in Cash and cash equivalents on consolidated balance sheets.
(4)	Includes primarily financial instrument sent (held).

The following table presents information about repurchase agreements accounted for as secured borrowings in the consolidated balance sheets at December 31, 2018:

Repurchase Agreement Accounted for as Secured Borrowings

At December 31, 2018

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Up to 30 days	30-90 days	Greater Than 90 days	Total
	(in millions)
Securities sold under agreement to repurchase(1)
U.S. Treasury and agency securities	$—	$571	$—	$—	$571

Total	$—	$571	$—	$—	$571

(1)	Excludes expense of $2 million in Securities sold under agreement to repurchase on the consolidated balance sheets.

5)	CLOSED BLOCK

As a result of demutualization, the Company’s Closed Block was established in 1992 for the benefit of certain individual participating policies that were in force on that date. Assets, liabilities and earnings of the Closed Block are specifically identified to support its participating policyholders.

F-37

Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of the Company. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of the Company’s General Account, any of its Separate Accounts or any affiliate of the Company without the approval of the New York State Department of Financial Services (the “NYDFS”). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account.

The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in AOCI) represents the expected maximum future post-tax earnings from the Closed Block that would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block’s earnings.

If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative earnings of the Closed Block are less than the expected cumulative earnings, only actual earnings would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

Many expenses related to Closed Block operations, including amortization of DAC, are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

Summarized financial information for the Company’s Closed Block is as follows:

	December 31,
	2019	2018
	(in millions)
Closed Block Liabilities:
Future policy benefits, policyholders’ account balances and other	$6,478	$6,709
Policyholder dividend obligation	2	—
Other liabilities	38	47

Total Closed Block liabilities	6,518	6,756

Assets Designated to the Closed Block:
Fixed maturities available-for-sale, at fair value (amortized cost of $3,558 and $3,680)	3,754	3,672
Mortgage loans on real estate, net of valuation allowance of $— and $—	1,759	1,824
Policy loans	706	736
Cash and other invested assets	82	76
Other assets	145	179

Total assets designated to the Closed Block	6,446	6,487

Excess of Closed Block liabilities over assets designated to the Closed Block	72	269
Amounts included in Accumulated other comprehensive income (loss):
Net unrealized investment gains (losses), net of policyholders’ dividend obligation: $(2) and $0; and net of income tax: $41 and $0	164	8

Maximum future earnings to be recognized from closed block assets and liabilities	$236	$277

F-38

The Company’s Closed Block revenues and expenses were as follows:

	Years ended December 31,
	2019	2018	2017
	(in millions)
Revenues:
Premiums and other income	$182	$194	$224
Net investment income (loss)	278	291	314
Investment gains (losses), net	(1)	(3)	(20)

Total revenues	459	482	518

Benefits and Other Deductions:
Policyholders’ benefits and dividends	439	471	537
Other operating costs and expenses	2	3	2

Total benefits and other deductions	441	474	539

Net income (loss), before income taxes	18	8	(21)
Income tax (expense) benefit	(2)	(3)	(36)

Net income (loss)	$16	$5	$(57)

A reconciliation of the Company’s policyholder dividend obligation follows:

	December 31,
	2019	2018	2017
	(in millions)

Balance, beginning of year	$—	$19	$52
Unrealized investment gains (losses)	2	(19)	(33)

Balance, end of year	$2	$—	$19

6)	DAC AND POLICYHOLDER BONUS INTEREST CREDITS

Changes in the deferred policy acquisition cost asset for the years ended December 31, 2019, 2018 and 2017 were as follows:

	Years Ended December 31,
	2019	2018	2017
	(in millions)

Balance, beginning of year	$5,011	$4,492	$5,025
Capitalization of commissions, sales and issue expenses	648	597	578
Amortization:
Impact of assumptions updates and model changes	77	165	(247)
All other	(529)	(596)	(653)

Total amortization	(452)	(431)	(900)

Change in unrealized investment gains and losses	(870)	353	(211)

Balance, end of year	$4,337	$5,011	$4,492

F-39

The deferred asset for policyholder bonus interest credits is reported in Other assets in the Consolidated balance sheets and changes in the deferred asset for policyholder bonus interest credits are reported in Interest credited to policyholders’ account balances. For the years ended December 31, 2019, 2018 and 2017 changes were as follows:

	Years Ended December 31,
	2019	2018	2017
	(in millions)

Balance, beginning of year	$426	$473	$504
Policyholder bonus interest credits deferred	—	4	6
Amortization charged to income	5	(51)	(37)

Balance, end of year	$431	$426	$473

7)	FAIR VALUE DISCLOSURES

The accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1	Unadjusted quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2	Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

Level 3	Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity’s own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

The Company uses unadjusted quoted market prices to measure fair value for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are measured using present value or other valuation techniques. The fair value determinations are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such adjustments do not reflect any premium or discount that could result from offering for sale at one time the Company’s entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value cannot be substantiated by direct comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

Management is responsible for the determination of the value of investments carried at fair value and the supporting methodologies and assumptions. Under the terms of various service agreements, the Company often utilizes independent valuation service providers to gather, analyze, and interpret market information and derive fair values based upon relevant methodologies and assumptions for individual securities. These independent valuation service providers typically obtain data about market transactions and other key valuation model inputs from multiple sources and, through the use of widely accepted valuation models, provide a single fair value measurement for individual securities for which a fair value has been requested. As further described below with respect to specific asset classes, these inputs include, but are not limited to, market prices for recent trades and transactions in comparable securities, benchmark yields, interest rate yield curves, credit spreads, quoted prices for similar securities, and other market-observable information, as applicable. Specific attributes of the security being valued also are considered, including its term, interest rate, credit rating, industry sector, and when applicable, collateral quality and other security- or issuer-specific information. When insufficient market observable information is available upon which to measure fair value, the Company either will request brokers knowledgeable about these securities to provide a non-binding quote or will employ internal valuation models. Fair values received from independent valuation service providers and brokers and those internally modeled or otherwise estimated are assessed for reasonableness.

F-40

Assets and liabilities measured at fair value on a recurring basis are summarized below. At December 31, 2019 and December 31, 2018, no assets were required to be measured at fair value on a non-recurring basis. Fair value measurements are required on a non-recurring basis for certain assets, including goodwill and mortgage loans on real estate, only when an impairment or other event occurs. When such fair value measurements are recorded, they must be classified and disclosed within the fair value hierarchy.

Fair Value Measurements at December 31, 2019

	Level 1	Level 2	Level 3	Total
	(in millions)
Assets:
Investments:
Fixed maturities, available-for-sale:
Corporate(1)	$—	$43,218	$1,246	$44,464
U.S. Treasury, government and agency	—	15,231	—	15,231
States and political subdivisions	—	610	39	649
Foreign governments	—	490	—	490
Residential mortgage-backed(2)	—	173	—	173
Asset-backed(3)	—	744	100	844
Redeemable preferred stock	237	274	—	511

Total fixed maturities, available-for-sale	237	60,740	1,385	62,362
Other equity investments	13	—	—	13
Trading securities	321	6,277	—	6,598
Other invested assets:
Short-term investments	—	468	—	468
Assets of consolidated VIEs/VOEs	—	—	16	16
Swaps	—	(326)	—	(326)
Credit default swaps	—	18	—	18
Options	—	3,331	—	3,331

Total other invested assets	—	3,491	16	3,507
Cash equivalents	1,155	—	—	1,155
GMIB reinsurance contracts asset	—	—	2,466	2,466
Separate Accounts assets(4)	121,184	2,878	—	124,061

Total Assets	$122,910	$73,386	$3,867	$200,162

Liabilities:
GMxB derivative features’ liability	$—	$—	$8,246	$8,246
SCS, SIO, MSO and IUL indexed features’ liability	—	3,150	—	3,150

Total Liabilities	$—	$3,150	$8,246	$11,396

(1)	Corporate fixed maturities includes both public and private issues.
(2)	Includes publicly traded agency pass-through securities and collateralized obligations.
(3)	Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.
(4)

Separate Account assets included in the fair value hierarchy exclude investments in entities that calculate NAV per share (or its equivalent) as a practical expedient. Such investments excluded from the fair value hierarchy include investments in real estate and commercial mortgages. At December 31, 2019 the fair value of such investments was $356 million.

F-41

Fair Value Measurements at December 31, 2018

	Level 1	Level 2	Level 3	Total
	(in millions)
Assets:
Investments:
Fixed maturities, available-for-sale:
Corporate(1)	$—	$25,202	$1,174	$26,376
U.S. Treasury, government and agency	—	13,335	—	13,335
States and political subdivisions	—	416	38	454
Foreign governments	—	519	—	519
Residential mortgage-backed(2)	—	202	—	202
Asset-backed(3)	—	71	519	590
Redeemable preferred stock	163	276	—	439

Total fixed maturities, available-for-sale	163	40,021	1,731	41,915
Other equity investments	12	—	—	12
Trading securities	218	14,919	29	15,166
Other invested assets:
Short-term investments	—	412	—	412
Assets of consolidated VIEs/VOEs	—	—	19	19
Swaps	—	423	—	423
Credit default swaps	—	17	—	17
Options	—	956	—	956

Total other invested assets	—	1,808	19	1,827
Cash equivalents	2,160	—	—	2,160
GMIB reinsurance contracts asset	—	—	1,991	1,991
Separate Accounts assets(4)	105,159	2,733	21	107,913

Total Assets	$107,712	$59,481	$3,791	$170,984

Liabilities:
GMxB derivative features’ liability	$—	$—	$5,431	$5,431
SCS, SIO, MSO and IUL indexed features’ liability	—	687	—	687

Total Liabilities	$—	$687	$5,431	$6,118

(1)	Corporate fixed maturities includes both public and private issues.
(2)	Includes publicly traded agency pass-through securities and collateralized obligations.
(3)	Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.
(4)

Separate Account assets included in the fair value hierarchy exclude investments in entities that calculate NAV per share (or its equivalent) as a practical expedient. Such investments excluded from the fair value hierarchy include investments in real estate and commercial mortgages. At December 31, 2018 the fair value of such investments was $353 million.

The fair values of the Company’s public fixed maturities are generally based on prices obtained from independent valuation service providers and for which the Company maintains a vendor hierarchy by asset type based on historical pricing experience and vendor expertise. Although each security generally is priced by multiple independent valuation service providers, the Company ultimately uses the price received from the independent valuation service provider highest in the vendor hierarchy based on the respective asset type, with limited exception. To validate reasonableness, prices also are internally reviewed by those with relevant expertise through comparison with directly observed recent market trades. Consistent with the fair value hierarchy, public fixed maturities validated in this manner generally are reflected within Level 2, as they are primarily based on observable pricing for similar assets and/or other market observable inputs.

The fair values of the Company’s private fixed maturities are determined from prices obtained from independent valuation service providers. Prices not obtained from an independent valuation service provider are determined by using a discounted cash flow model or a market comparable company valuation technique. In certain cases, these models use observable inputs with a discount rate based upon the average of spread surveys collected from private market intermediaries who are active in both primary and secondary transactions, taking into account, among other factors, the

F-42

credit quality and industry sector of the issuer and the reduced liquidity associated with private placements. Generally, these securities have been reflected within Level 2. For certain private fixed maturities, the discounted cash flow model or a market comparable company valuation technique may also incorporate unobservable inputs, which reflect the Company’s own assumptions about the inputs market participants would use in pricing the asset. To the extent management determines that such unobservable inputs are significant to the fair value measurement of a security, a Level 3 classification generally is made.

The net fair value of the Company’s freestanding derivative positions as disclosed in Note 4 are generally based on prices obtained either from independent valuation service providers or derived by applying market inputs from recognized vendors into industry standard pricing models. The majority of these derivative contracts are traded in the OTC derivative market and are classified in Level 2. The fair values of derivative assets and liabilities traded in the OTC market are determined using quantitative models that require use of the contractual terms of the derivative instruments and multiple market inputs, including interest rates, prices, and indices to generate continuous yield or pricing curves, including overnight index swap (“OIS”) curves, and volatility factors, which then are applied to value the positions. The predominance of market inputs is actively quoted and can be validated through external sources or reliably interpolated if less observable.

Investments classified as Level 1 primarily include redeemable preferred stock, trading securities, cash equivalents and Separate Accounts assets. Fair value measurements classified as Level 1 include exchange-traded prices of fixed maturities, equity securities and derivative contracts, and net asset values for transacting subscriptions and redemptions of mutual fund shares held by Separate Accounts. Cash equivalents classified as Level 1 include money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less and are carried at cost as a proxy for fair value measurement due to their short-term nature.

Investments classified as Level 2 are measured at fair value on a recurring basis and primarily include U.S. government and agency securities and certain corporate debt securities, such as public and private fixed maturities. As market quotes generally are not readily available or accessible for these securities, their fair value measures are determined utilizing relevant information generated by market transactions involving comparable securities and often are based on model pricing techniques that effectively discount prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security’s duration, also taking into consideration issuer-specific credit quality and liquidity.

Observable inputs generally used to measure the fair value of securities classified as Level 2 include benchmark yields, reported secondary trades, issuer spreads, benchmark securities and other reference data. Additional observable inputs are used when available, and as may be appropriate, for certain security types, such as prepayment, default, and collateral information for the purpose of measuring the fair value of mortgage- and asset-backed securities. The Company’s AAA-rated mortgage- and asset-backed securities are classified as Level 2 for which the observability of market inputs to their pricing models is supported by sufficient, albeit more recently contracted, market activity in these sectors.

Certain Company products, such as the SCS and EQUI-VEST variable annuity products, IUL and the MSO fund available in some life contracts, offer investment options which permit the contract owner to participate in the performance of an index, ETF or commodity price. These investment options, which depending on the product and on the index selected can currently have one, three, five or six year terms, provide for participation in the performance of specified indices, ETF or commodity price movement up to a segment-specific declared maximum rate. Under certain conditions that vary by product, e.g., holding these segments for the full term, these segments also shield policyholders from some or all negative investment performance associated with these indices, ETF or commodity prices. These investment options have defined formulaic liability amounts, and the current values of the option component of these segment reserves are accounted for as Level 2 embedded derivatives. The fair values of these embedded derivatives are based on data obtained from independent valuation service providers.

The Company’s investments classified as Level 3 primarily include corporate debt securities, such as private fixed maturities and asset-backed securities. Determinations to classify fair value measures within Level 3 of the valuation hierarchy generally are based upon the significance of the unobservable factors to the overall fair value measurement. Included in the Level 3 classification are fixed maturities with indicative pricing obtained from brokers that otherwise could not be corroborated to market observable data.

The Company also issues certain benefits on its variable annuity products that are accounted for as derivatives and are also considered Level 3. The GMIBNLG feature allows the policyholder to receive guaranteed minimum lifetime annuity payments based on predetermined annuity purchase rates applied to the contract’s benefit base if and when the contract

F-43

account value is depleted and the NLG feature is activated. The GMWB feature allows the policyholder to withdraw at minimum, over the life of the contract, an amount based on the contract’s benefit base. The GWBL feature allows the policyholder to withdraw, each year for the life of the contract, a specified annual percentage of an amount based on the contract’s benefit base. The GMAB feature increases the contract account value at the end of a specified period to a GMAB base. The GIB feature provides a lifetime annuity based on predetermined annuity purchase rates if and when the contract account value is depleted. This lifetime annuity is based on predetermined annuity purchase rates applied to a GIB base.

Level 3 also includes the GMIB reinsurance contract assets which are accounted for as derivative contracts. The GMIB reinsurance contract asset and liabilities’ fair value reflects the present value of reinsurance premiums and recoveries and risk margins over a range of market consistent economic scenarios while GMxB derivative features liability reflects the present value of expected future payments (benefits) less fees, adjusted for risk margins and nonperformance risk, attributable to GMxB derivative features’ liability over a range of market-consistent economic scenarios.

The valuations of the GMIB reinsurance contract asset and GMxB derivative features liability incorporate significant non-observable assumptions related to policyholder behavior, risk margins and projections of equity Separate Accounts funds. The credit risks of the counterparty and of the Company are considered in determining the fair values of its GMIB reinsurance contract asset and GMxB derivative features liability positions, respectively, after taking into account the effects of collateral arrangements. Incremental adjustment to the swap curve for non-performance risk is made to the fair values of the GMIB reinsurance contract asset and liabilities and GMIBNLG feature to reflect the claims-paying ratings of counterparties and the Company. Equity and fixed income volatilities were modeled to reflect current market volatilities. Due to the unique, long duration of the GMIBNLG feature, adjustments were made to the equity volatilities to remove the illiquidity bias associated with the longer tenors and risk margins were applied to the non-capital markets inputs to the GMIBNLG valuations.

After giving consideration to collateral arrangements, the Company reduced the fair value of its GMIB reinsurance contract asset by $175 million and $184 million at December 31, 2019 and 2018, respectively, to recognize incremental counterparty non-performance risk.

Lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, which include other factors such as considering surrender charges. Generally, lapse rates are assumed to be lower in periods when a surrender charge applies. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in the money contracts are less likely to lapse. For valuing the embedded derivative, lapse rates vary throughout the period over which cash flows are projected.

The Company’s consolidated VIEs/VOEs hold investments that are classified as Level 3, primarily corporate bonds that are vendor priced with no ratings available, bank loans, non-agency collateralized mortgage obligations and asset-backed securities.

In 2019, AFS fixed maturities with fair values of $540 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $14 million were transferred from Level 2 into the Level 3 classification. These transfers in the aggregate represent approximately 4.8% of total equity at December 31, 2019.

In 2018, AFS fixed maturities with fair values of $28 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $83 million were transferred from Level 2 into the Level 3 classification. These transfers in the aggregate represent approximately 0.9% of total equity at December 31, 2018.

F-44

The tables below present reconciliations for all Level 3 assets and liabilities at December 31, 2019, 2018 and 2017, respectively.

Level 3 Instruments — Fair Value Measurements

	Corporate	State and Political Subdivisions	Commercial Mortgage- backed	Asset- backed	Redeemable Preferred Stock
	(in millions)
Balance, January 1, 2019	$1,174	$38	$—	$519	$—
Total gains (losses), realized and unrealized, included in:
Income (loss) as:
Net investment income (loss)	4	—	—	—	—
Investment gains (losses), net	—	—	—	—	—

Subtotal	4	—	—	—	—

Other comprehensive income (loss)	5	3	—	1	—
Purchases	273	—	—	100	—
Sales	(120)	(2)	—	(84)	—
Transfers into Level 3(1)	14	—	—	—	—
Transfers out of Level 3(1)	(104)	—	—	(436)	—

Balance, December 31, 2019	$1,246	$39	$—	$100	$—

Balance, January 1, 2018	$1,139	$40	$—	$8	$—
Total gains (losses), realized and unrealized, included in:
Income (loss) as:
Net investment income (loss)	7	—	—	(2)	—
Investment gains (losses), net	(8)	—	—	—	—

Subtotal	(1)	—	—	(2)	—

Other comprehensive income (loss)	(20)	(1)	—	(7)	—
Purchases	322	—	—	550	—
Sales	(321)	(1)	—	(30)	—
Transfers into Level 3(1)	83	—	—	—	—
Transfers out of Level 3(1)	(28)	—	—	—	—

Balance, December 31, 2018	$1,174	$38	$—	$519	$—

Balance, January 1, 2017	$845	$42	$349	$24	$1
Total gains (losses), realized and unrealized, included in:
Income (loss) as:
Net Investment income (loss)	5	—	(2)	—	—
Investment gains (losses), net	2	—	(63)	15	—

Subtotal	7	—	(65)	15	—

Other comprehensive income (loss)	4	(1)	45	(9)	(1)
Purchases	612	—	—	—	—
Sales	(331)	(1)	(329)	(21)	—
Transfers into Level 3(1)	7	—	—	—	—
Transfers out of Level 3(1)	(5)	—	—	(1)	—

Balance, December 31, 2017	$1,139	$40	$—	$8	$—

(1)	Transfers into/out of the Level 3 classification are reflected at beginning-of-period fair values.

F-45

	Other Equity Investments	GMIB Reinsurance Contract Asset	Separate Account Assets	GMxB Derivative Features Liability
	(in millions)
Balance, January 1, 2019	$48	$1,991	$21	$(5,431)
Total gains (losses), realized and unrealized, included in:
Income (loss) as:
Investment gains (losses), net	—	—	—	—
Net derivative gains (losses), excluding non-performance risk	—	458	—	(3,220)
Non-performance risk(1)	—	42	—	792

Subtotal	—	500	—	(2,428)

Purchases(2)	—	47	—	(416)
Sales(3)	—	(72)	(1)	29
Settlements	—	—	(2)	—
Activity related to consolidated VIEs/VOEs	(3)	—	—	—
Transfers into Level 3(4)	—	—	—	—
Transfers out of Level 3(4)	(29)	—	(18)	—

Balance, December 31, 2019	$16	$2,466	$—	$(8,246)

Balance, January 1, 2018	$25	$10,488	$22	$(4,256)
Total gains (losses), realized and unrealized, included in:
Income (loss) as:
Investment gains (losses), net	—	—	—	—
Net derivative gains (losses), excluding non-performance risk	—	(972)	—	(296)
Non-performance risk(1)	—	(96)	—	(490)

Subtotal	—	(1,068)	—	(786)

Purchases(2)	29	96	5	(403)
Sales(3)	—	(62)	(1)	14
Settlements	—	(7,463)	(5)	—
Activity related to consolidated VIEs/VOEs	(6)	—	—	—
Transfers into Level 3(4)	5	—	—	—
Transfers out of Level 3(4)	(5)	—	—	—

Balance, December 31, 2018	$48	$1,991	$21	$(5,431)

Balance, January 1, 2017	$40	$10,313	$17	$(5,473)
Total gains (losses), realized and unrealized, included in:
Income (loss) as:
Investment gains (losses), net	—	—	(1)	—
Net derivative gains (losses), excluding non-performance risk	—	(6)	—	1,443
Non-performance risk(1)	—	75	—	149

Subtotal	—	69	(1)	1,592

Purchases(2)	—	221	12	(381)
Sales(3)	—	(115)	(2)	6
Settlements	—	—	(4)	—
Activity related to consolidated VIEs/VOEs	(15)	—	—	—
Transfers into Level 3(4)	—	—	—	—
Transfers out of Level 3(4)	—	—	—	—

Balance, December 31, 2017	$25	$10,488	$22	$(4,256)

(1)	The Company’s non-performance risk is recorded through Net derivative gains (losses).
(2)	For the GMIB reinsurance contract asset and GMxB derivative features liability, represents attributed fee.

F-46

(3)	For the GMIB reinsurance contract asset, represents recoveries from reinsurers and for GMxB derivative features liability represents benefits paid.
(4)	Transfers into/out of the Level 3 classification are reflected at beginning-of-period fair values.

The table below details changes in unrealized gains (losses) for 2019, 2018 and 2017 by category for Level 3 assets and liabilities still held at December 31, 2019, 2018 and 2017, respectively.

Change in Unrealized Gains (Losses) for Level 3 Instruments

	Net Earnings (Loss)
	Net Derivative Gains (Losses)	OCI
	(in millions)
Held at December 31, 2019:
Change in unrealized gains (losses):
Fixed maturities, available-for-sale:
Corporate	$—	$3
State and political subdivisions	—	3
Commercial mortgage-backed	—	—
Asset-backed	—	—

Subtotal	—	6

GMIB reinsurance contracts	500	—
GMxB derivative features liability	(2,428)	—

Total	$(1,928)	$6

Held at December 31, 2018:
Change in unrealized gains (losses):
Fixed maturities, available-for-sale:
Corporate	$—	$(18)
State and political subdivisions	—	(1)
Asset-backed	—	(7)

Subtotal	—	(26)

GMIB reinsurance contracts	(1,068)	—
GMxB derivative features liability	(786)	—

Total	$(1,854)	$(26)

Held at December 31, 2017:
Change in unrealized gains (losses):
Fixed maturities, available-for-sale:
Corporate	$—	$4
Commercial mortgage-backed	—	45
Asset-backed	—	(9)

Subtotal	—	40

GMIB reinsurance contracts	69	—
GMxB derivative features liability	1,592	—

Total	$1,661	$40

F-47

The following tables disclose quantitative information about Level 3 fair value measurements by category for assets and liabilities at December 31, 2019 and 2018, respectively.

Quantitative Information about Level 3 Fair Value Measurements at December 31, 2019

	Fair Value	Valuation Technique	Significant Unobservable Input	Range	Weighted Average
	(in millions)
Assets:
Investments:
Fixed maturities, available-for-sale:
Corporate	$51	Matrix pricing model	Spread over Benchmark	65 - 580 bps	186 bps

	1,025	Market comparable companies	EBITDA multiples Discount rate Cash flow multiples	3.3x - 56.7x 3.9% - 16.5% 0.8x - 48.1x	14.3x 10.0% 10.7x

GMIB reinsurance contract asset	2,466	Discounted cash flow	Non-performance risk Lapse rates Withdrawal rates Utilization rates Volatility rates - Equity Mortality rates(1): Ages 0 - 40 Ages 41 - 60 Ages 61 - 115	55 - 109 bps 0.8% - 10% 0.0% - 8.0% 0.0% - 49.0% 9.0% - 30.0% 0.01% - 0.18% 0.07% - 0.54% 0.42% - 42.20%

Liabilities:
GMIBNLG	8,128	Discounted cash flow	Non-performance risk Lapse rates Withdrawal rates Annuitization rates Mortality rates(1): Ages 0 - 40 Ages 41 - 60 Ages 60 - 115	124 bps 0.8% - 19.9% 0.3% - 11.0% 0.0% - 100.0% 0.01% - 0.19% 0.06% - 0.53% 0.41% - 41.39%

GWBL/GMWB	109	Discounted cash flow	Non-performance risk Lapse rates Withdrawal rates Utilization rates Volatility rates - Equity	124 bps 0.8% - 10.0% 0.0% - 7.0% 100% after starting 9.0% - 30.0%

GIB	5	Discounted cash flow	Non-performance risk Lapse rates Withdrawal rates Utilization rates Volatility rates - Equity	124 bps 1.2% - 19.9% 0.0% - 8.0% 0.0% - 100.0% 9.0% - 30.0%

GMAB	4	Discounted cash flow	Lapse rates Volatility rates - Equity	1.0% - 10.0% 9.0% - 30.0%

(1)

Mortality rates vary by age and demographic characteristic such as gender. Mortality rate assumptions are based on a combination of company and industry experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuating the embedded derivatives.

F-48

Quantitative Information about Level 3 Fair Value Measurements at December 31, 2018

	Fair Value	Valuation Technique	Significant Unobservable Input	Range	Weighted Average
	(in millions)
Assets:
Investments:
Fixed maturities, available-for-sale:
Corporate	$93	Matrix pricing model	Spread over benchmark	15 - 580 bps	104 bps

	881	Market comparable companies	EBITDA multiples Discount rate Cash flow multiples	4.1x - 37.8x 6.4% - 16.5% 1.8x - 18.0x	12.1x 10.7% 11.4x

GMIB reinsurance contract asset	1,991	Discounted cash flow	Non-performance risk Lapse rates Withdrawal rates Utilization rates Volatility rates - Equity Mortality rates(1): Ages 0 - 40 Ages 41 - 60 Ages 60 - 115	74 - 159 bps 1.0% - 6.27% 0.0% - 8.0% 0.0% - 16.0% 10.0% - 34.0% 0.01% - 0.18% 0.07% - 0.54% 0.42% - 42.0%

Liabilities:
GMIBNLG	5,341	Discounted cash flow	Non-performance risk Lapse rates Withdrawal rates Annuitization rates Mortality rates(1): Ages 0 - 40 Ages 41 - 60 Ages 60 - 115	189 bps 0.8% - 26.2% 0.0% - 12.1% 0.0% - 100.0% 0.01% - 0.19% 0.06% - 0.53% 0.41% - 41.2%

GWBL/GMWB	130	Discounted cash flow	Non-performance risk Lapse rates Withdrawal rates Utilization rates Volatility rates - Equity	189 bps 0.5% - 5.7% 0.0% - 7.0% 100% after starting 10.0% - 34.0%

GIB	(48)	Discounted cash flow	Non-performance risk Lapse rates Withdrawal rates Utilization rates Volatility rates - Equity	189 bps 0.5% - 5.7% 0.0% - 8.0% 0.0% - 16.0% 10.0% - 34.0%

GMAB	7	Discounted cash flow	Lapse rates Volatility rates - Equity	1.0% - 5.7% 10.0% - 34.0%

(1)

Mortality rates vary by age and demographic characteristic such as gender. Mortality rate assumptions are based on a combination of company and industry experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuating the embedded derivatives.

Excluded from the tables above at December 31, 2019 and 2018, respectively, are approximately $325 million and $826 million of Level 3 fair value measurements of investments for which the underlying quantitative inputs are not developed by the Company and are not readily available. These investments primarily consist of certain privately placed

F-49

debt securities with limited trading activity, including residential mortgage- and asset-backed instruments, and their fair values generally reflect unadjusted prices obtained from independent valuation service providers and indicative, non-binding quotes obtained from third-party broker-dealers recognized as market participants. Significant increases or decreases in the fair value amounts received from these pricing sources may result in the Company’s reporting significantly higher or lower fair value measurements for these Level 3 investments.

The fair value of private placement securities is determined by application of a matrix pricing model or a market comparable company value technique. The significant unobservable input to the matrix pricing model valuation technique is the spread over the industry-specific benchmark yield curve. Generally, an increase or decrease in spreads would lead to directionally inverse movement in the fair value measurements of these securities. The significant unobservable input to the market comparable company valuation technique is the discount rate. Generally, a significant increase (decrease) in the discount rate would result in significantly lower (higher) fair value measurements of these securities.

Residential mortgage-backed securities classified as Level 3 primarily consist of non-agency paper with low trading activity. Included in the tables above at December 31, 2019 and 2018, there were no Level 3 securities that were determined by application of a matrix pricing model and for which the spread over the U.S. Treasury curve is the most significant unobservable input to the pricing result. Generally, a change in spreads would lead to directionally inverse movement in the fair value measurements of these securities.

Asset-backed securities classified as Level 3 primarily consist of non-agency mortgage loan trust certificates, including subprime and Alt-A paper, credit tenant loans, and equipment financings. Included in the tables above at December 31, 2019 and 2018, there were no securities that were determined by the application of matrix-pricing for which the spread over the U.S. Treasury curve is the most significant unobservable input to the pricing result. Significant increases (decreases) in spreads would have resulted in significantly lower (higher) fair value measurements.

Separate Accounts assets classified as Level 3 at December 31, 2018 of $21 million consist of asset back securities and CMO’s. These fair value measurements are determined using substantially the same valuation techniques as earlier described above for the Company’s General Account investments in these securities.

Significant unobservable inputs with respect to the fair value measurement of the Level 3 GMIB reinsurance contract asset and the Level 3 liabilities identified in the table above are developed using the Company data.

The significant unobservable inputs used in the fair value measurement of the Company’s GMIB reinsurance contract asset are lapse rates, withdrawal rates and GMIB utilization rates. Significant increases in GMIB utilization rates or decreases in lapse or withdrawal rates in isolation would tend to increase the GMIB reinsurance contract asset.

Fair value measurement of the GMIB reinsurance contract asset and liabilities includes dynamic lapse and GMIB utilization assumptions whereby projected contractual lapses and GMIB utilization reflect the projected net amount of risks of the contract. As the net amount of risk of a contract increases, the assumed lapse rate decreases and the GMIB utilization increases. Increases in volatility would increase the asset and liabilities.

The significant unobservable inputs used in the fair value measurement of the Company’s GMIBNLG liability are lapse rates, withdrawal rates, GMIB utilization rates, adjustment for Non-performance risk and NLG forfeiture rates. NLG forfeiture rates are caused by excess withdrawals above the annual GMIB accrual rate that cause the NLG to expire. Significant decreases in lapse rates, NLG forfeiture rates, adjustment for non-performance risk and GMIB utilization rates would tend to increase the GMIBNLG liability, while decreases in withdrawal rates and volatility rates would tend to decrease the GMIBNLG liability.

The significant unobservable inputs used in the fair value measurement of the Company’s GMWB and GWBL liability are lapse rates and withdrawal rates. Significant increases in withdrawal rates or decreases in lapse rates in isolation would tend to increase these liabilities. Increases in volatility would increase these liabilities.

Certain financial instruments are exempt from the requirements for fair value disclosure, such as insurance liabilities other than financial guarantees and investment contracts, limited partnerships accounted for under the equity method and pension and other postretirement obligations.

F-50

The carrying values and fair values at December 31, 2019 and 2018 for financial instruments not otherwise disclosed in Note 3 and Note 4 are presented in the table below.

Carrying Values and Fair Values for Financial Instruments Not Otherwise Disclosed

	Carrying Value	Fair Value
		Level 1	Level 2	Level 3	Total
	(in millions)
December 31, 2019:
Mortgage loans on real estate	$12,090	$—	$—	$12,317	$12,317
Policy loans	$3,270	$—	$—	$4,199	$4,199
Loans to affiliates	$1,200	$—	$1,224	$—	$1,224
Policyholders’ liabilities: Investment contracts	$1,922	$—	$—	$2,029	$2,029
FHLBNY funding agreements	$6,909	$—	$6,957	$—	$6,957
Loans from affiliates	$—	$—	$—	$—	$—
Separate Accounts liabilities	$9,041	$—	$—	$9,041	$9,041

December 31, 2018:
Mortgage loans on real estate	$11,818	$—	$—	$11,478	$11,478
Policy loans	$3,267	$—	$—	$3,944	$3,944
Loans to affiliates	$600	$—	$603	$—	$603
Policyholders’ liabilities: Investment contracts	$1,974	$—	$—	$2,015	$2,015
FHLBNY funding agreements	$4,002	$—	$3,956	$—	$3,956
Loans from affiliates	$572	$—	$572	$—	$572
Separate Accounts liabilities	$7,406	$—	$—	$7,406	$7,406

As the Company’s COLI policies are recorded at their cash surrender value, they are not required to be included in the table above. For further details of our accounting policies pertaining to COLI, see Note 2.

Fair values for commercial and agricultural mortgage loans on real estate are measured by discounting future contractual cash flows to be received on the mortgage loan using interest rates at which loans with similar characteristics and credit quality would be made. The discount rate is derived based on the appropriate U.S. Treasury rate with a like term to the remaining term of the loan to which a spread reflective of the risk premium associated with the specific loan is added. Fair values for mortgage loans anticipated to be foreclosed and problem mortgage loans are limited to the fair value of the underlying collateral, if lower.

The fair value of policy loans is calculated by discounting expected cash flows based upon the U.S. Treasury yield curve and historical loan repayment patterns.

The fair values of the Company’s funding agreements are determined by discounted cash flow analysis based on the indicative funding agreement rates published by the FHLBNY.

The fair values for the Company’s association plans contracts, supplementary contracts not involving life contingencies (“SCNILC”), deferred annuities and certain annuities, which are included in Policyholders’ account balances and liabilities for investment contracts with fund investments in Separate Accounts are estimated using projected cash flows discounted at rates reflecting current market rates. Significant unobservable inputs reflected in the cash flows include lapse rates and withdrawal rates. Incremental adjustments may be made to the fair value to reflect non-performance risk. Certain other products such as Access Accounts and Escrow Shield Plus product reserves are held at book value.

8)	INSURANCE LIABILITIES

Variable Annuity Contracts — GMDB, GMIB, GIB and GWBL and Other Features

The Company has certain variable annuity contracts with GMDB, GMIB, GIB and GWBL and other features in-force that guarantee one of the following:

•	Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

F-51

•

Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

•	Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages;

•	Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit, which may include either a five year or an annual reset; or

•	Withdrawal: the withdrawal is guaranteed up to a maximum amount per year for life.

Liabilities for Variable Annuity Contracts with GMDB and GMIB Features without No-Lapse Guarantee Rider (“NLG”) Feature

The change in the liabilities for variable annuity contracts with GMDB and GMIB features and without no-NLG guarantee rider feature is summarized in the tables below. The amounts for the direct contracts (before reinsurance ceded) and assumed contracts are reflected in the consolidated balance sheets in Future policy benefits and other policyholders’ liabilities. The amounts for the ceded contracts are reflected in the consolidated balance sheets in Amounts due from reinsurers.

Change in Liability for Variable Annuity Contracts with GMDB and GMIB Features and

No NLG Feature

Years Ended December 31, 2019, 2018 and 2017

	GMDB		GMIB
	Direct	Ceded	Direct	Ceded
	(in millions)

Balance at January 1, 2017	$3,159	$(1,558)	$3,808	$(10,314)
Paid guarantee benefits	(354)	171	(151)	115
Other changes in reserve	1,249	(643)	1,097	(289)

Balance at December 31, 2017	4,054	(2,030)	4,754	(10,488)
Paid guarantee benefits	(394)	70	(153)	61
Other changes in reserve	994	1,853	(860)	8,436

Balance at December 31, 2018	4,654	(107)	3,741	(1,991)
Paid guarantee benefits	(438)	14	(257)	72
Other changes in reserve	563	(5)	1,204	(547)

Balance at December 31, 2019	$4,779	$(98)	$4,688	$(2,466)

Liabilities for Embedded and Freestanding Insurance Related Derivatives

The liability for the GMxB derivative features liability, the liability for SCS, SIO, MSO and IUL indexed features and the asset and liability for the GMIB reinsurance contracts are considered embedded or freestanding insurance derivatives and are reported at fair value. For the fair value of the assets and liabilities associated with these embedded or freestanding insurance derivatives, see Note 7.

Account Values and Net Amount at Risk

Account Values and Net Amount at Risk (“NAR”) for direct variable annuity contracts in force with GMDB and GMIB features as of December 31, 2019 are presented in the following tables by guarantee type. For contracts with the GMDB feature, the NAR in the event of death is the amount by which the GMDB feature exceeds the related Account Values. For contracts with the GMIB feature, the NAR in the event of annuitization is the amount by which the present value of the GMIB benefits exceed the related Account Values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB features may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually exclusive.

F-52

Direct Variable Annuity Contracts with GMDB and GMIB Features at December 31, 2019

	Guarantee Type
	Return of Premium	Ratchet	Roll-Up	Combo	Total
	(in millions; except age and interest rate)
Variable annuity contracts with GMDB features
Account Values invested in:
General Account	$14,571	$93	$57	$175	$14,896
Separate Accounts	48,920	9,258	3,190	33,120	94,488

Total Account Values	$63,491	$9,351	$3,247	$33,295	$109,384

Net Amount at Risk, gross	$108	$36	$1,833	$17,729	$19,706

Net Amount at Risk, net of amounts reinsured	$108	$34	$1,280	$17,729	$19,151

Average attained age of policyholders (in years)	51.1	67.6	74.3	69.4	55.0
Percentage of policyholders over age 70	10.5%	45.6%	68.1%	50.8%	19.3%
Range of contractually specified interest rates	N/A	N/A	3% - 6%	3% - 6.5%	3% - 6.5%
Variable annuity contracts with GMIB features
Account Values invested in:
General Account	$—	$—	$19	$226	$245
Separate Accounts	—	—	23,572	35,776	59,348

Total Account Values	$—	$—	$23,591	$36,002	$59,593

Net Amount at Risk, gross	$—	$—	$857	$9,344	$10,201

Net Amount at Risk, net of amounts reinsured	$—	$—	$270	$8,482	$8,752

Average attained age of policyholders (in years)	N/A	N/A	68.8	69.5	69.4
Weighted average years remaining until annuitization	N/A	N/A	1.6	0.3	0.5
Range of contractually specified interest rates	N/A	N/A	3% - 6%	3% - 6.5%	3% - 6.5%

For more information about the reinsurance programs of the Company’s GMDB and GMIB exposure, see “Reinsurance” in Note 10.

Separate Accounts Investments by Investment Category Underlying Variable Annuity Contracts with GMDB and GMIB Features

The total Account Values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option, which is part of the General Account and variable investment options that invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB features. The investment performance of the assets impacts the related Account Values and, consequently, the NAR associated with the GMDB and GMIB benefits and guarantees. Because the Company’s variable annuity contracts offer both GMDB and GMIB features, GMDB and GMIB amounts are not mutually exclusive.

Investment in Variable Insurance Trust Mutual Funds

	December 31,
	2019		2018
Mutual Fund Type	GMDB	GMIB	GMDB	GMIB
	(in millions)
Equity	$42,489	$17,941	$35,541	$15,759
Fixed income	5,263	2,699	5,173	2,812
Balanced	45,871	38,445	41,588	33,974
Other	865	263	852	290

Total	$94,488	$59,348	$83,154	$52,835

F-53

Hedging Programs for GMDB, GMIB, GIB and Other Features

The Company has a program intended to hedge certain risks associated first with the GMDB feature and with the GMIB feature of the Accumulator series of variable annuity products. The program has also been extended to cover other guaranteed benefits as they have been made available. This program utilizes derivative contracts, such as exchange-traded equity, currency and interest rate futures contracts, total return and/or equity swaps, interest rate swap and floor contracts, swaptions, variance swaps as well as equity options, that collectively are managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits’ exposures attributable to movements in the capital markets. At the present time, this program hedges certain economic risks on products sold from 2001 forward, to the extent such risks are not externally reinsured.

These programs do not qualify for hedge accounting treatment. Therefore, gains (losses) on the derivatives contracts used in these programs, including current period changes in fair value, are recognized in Net derivative gains (losses) in the period in which they occur, and may contribute to income (loss) volatility.

Variable and Interest-Sensitive Life Insurance Policies — NLG

The NLG feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The NLG remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements.

The change in the fair value of the NLG feature, reflected in Future policy benefits and other policyholders’ liabilities in the consolidated balance sheets, is summarized in the table below:

	Direct Liability	Reinsurance Ceded	Net
	(in millions)
Balance at January 1, 2017	$1,182	$(606)	$576
Paid guarantee benefits	(24)	—	(24)
Other changes in reserves	(466)	(58)	(524)

Balance at December 31, 2017	692	(664)	28
Paid guarantee benefits	(23)	—	(23)
Other changes in reserves	118	(69)	49

Balance at December 31, 2018	787	(733)	54
Paid guarantee benefits	(20)	—	(20)
Other changes in reserves	126	(74)	52

Balance at December 31, 2019	$893	$(807)	$86

9)	LEASES

The Company does not record leases with an initial term of 12 months or less in its consolidated balance sheets, but instead recognizes lease expense for these leases on a straight-line basis over the lease term. For leases with a term greater than one year, the Company records in its consolidated balance sheets at the time of lease commencement or modification a right of use (“RoU”) operating lease asset and a lease liability, initially measured at the present value of the lease payments. Lease costs are recognized in the consolidated statements of income (loss) over the lease term on a straight-line basis. RoU operating lease assets represent the Company’s right to use an underlying asset for the lease term and RoU operating lease liabilities represent the Company’s obligation to make lease payments arising from the lease.

The Company’s operating leases primarily consist of real estate leases for office space. The Company also has operating leases for various types of office furniture and equipment. For certain equipment leases, the Company applies a portfolio approach to effectively account for the RoU operating lease assets and liabilities. For certain lease agreements entered into after the adoption of ASC 842 or for lease agreements for which the lease term or classification was reassessed after the occurrence of a change in the lease terms or a modification of the lease that did not result in a separate contract, the Company elected to combine the lease and related non-lease components for its operating leases; however, the non-lease components associated with the Company’s operating leases are primarily variable in nature and as such are not included in the determination of the RoU operating lease asset and lease liability, but are recognized in the period in which the obligation for those payments is incurred.

F-54

The Company’s operating leases may include options to extend or terminate the lease, which are not included in the determination of the RoU operating asset or lease liability unless they are reasonably certain to be exercised. The Company’s operating leases have remaining lease terms of 1 year to 12 years, some of which include options to extend the leases. The Company typically does not include its renewal options in its lease terms for calculating its RoU operating lease asset and lease liability as the renewal options allow the Company to maintain operational flexibility and the Company is not reasonably certain it will exercise these renewal options until close to the initial end date of the lease. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

As the Company’s operating leases do not provide an implicit rate, the Company’s incremental borrowing rate, based on the information available at the lease commencement date, is used in determining the present value of lease payments.

The Company primarily subleases floor space within its New Jersey and New York lease properties to various third parties. The lease term for these subleases typically corresponds to the original lease term.

Balance Sheet Classification of Operating Lease Assets and Liabilities

	Balance Sheet Line Item	December 31, 2019
		(in millions)
Assets
Operating lease assets	Other Assets	$324
Liabilities
Operating lease liabilities	Other Liabilities	$415

The table below summarizes the components of lease costs for the year ended December 31, 2019.

Lease Costs

Year Ended December 31, 2019
(in millions)
Operating lease cost	$77
Variable operating lease cost	10
Sublease income	(16)
Short-term lease expense	2

Net lease cost	$72

Maturities of lease liabilities as of December 31, 2019 are as follows:

Maturities of Lease Liabilities

December 31, 2019
(in millions)
Operating Leases:
2020	$95
2021	93
2022	90
2023	81
2024	23
Thereafter	71

Total lease payments	453
Less: Interest	(38)

Present value of lease liabilities	$415

F-55

During December 2018, Equitable Life entered into one additional operating real estate lease with an estimated total base rent of $11 million. This operating lease commenced in August 2019 with a lease term of 10 years.

The below table presents the Company’s weighted-average remaining operating lease term and weighted-average discount rate.

Weighted Averages — Remaining Operating Lease Term and Discount Rate

December 31, 2019
Weighted-average remaining operating lease term	6 years
Weighted-average discount rate for operating leases	3.10%

Supplemental cash flow information related to leases was as follows:

Lease Liabilities Information

Year Ended December 31, 2019
(in millions)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$87
Non-cash transactions:
Leased assets obtained in exchange for new operating lease liabilities	$50

The following table presents the Company’s future minimum lease obligation under ASC 840 as of December 31, 2018:

December 31, 2018
Calendar Year	(in millions)
2019	$81
2020	$74
2021	$69
2022	$67
2023	$63
Thereafter	$66

10)	REINSURANCE

The Company assumes and cedes reinsurance with other insurance companies. The Company evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.

The following table summarizes the effect of reinsurance:

	Years Ended December 31,
	2019	2018	2017
	(in millions)
Direct premiums	$868	$836	$880
Reinsurance assumed	194	186	195
Reinsurance ceded	(126)	(160)	(171)

Premiums	$936	$862	$904

Direct charges and fee income	$3,821	$3,990	$4,012
Reinsurance ceded	(371)	(467)	(718)

Policy charges and fee income	$3,450	$3,523	$3,294

F-56

	Years Ended December 31,
	2019	2018	2017
	(in millions)
Direct policyholders’ benefits	$4,339	$3,378	$4,159
Reinsurance assumed	216	219	8
Reinsurance ceded	(436)	(592)	(694)

Policyholders’ benefits	$4,119	$3,005	$3,473

Ceded Reinsurance

The Company reinsures most of its new variable life, UL and term life policies on an excess of retention basis. The Company generally retains on a per life basis up to $25 million for single lives and $30 million for joint lives with the excess 100% reinsured. The Company also reinsures risk on certain substandard underwriting risks and in certain other cases.

Effective February 1, 2018, Equitable Life entered into a coinsurance reinsurance agreement (the “Coinsurance Agreement”) to cede 90% of its single premium deferred annuities (“SPDA”) products issued between 1978-2001 and its Guaranteed Growth Annuity (“GGA”) single premium deferred annuity products issued between 2001-2014. As a result of this agreement, Equitable Life transferred securities with a market value of $604 million and cash of $31 million to equal the statutory reserves of approximately $635 million. As the risks transferred by Equitable Life to the reinsurer under the Coinsurance Agreement are not considered insurance risks and therefore do not qualify for reinsurance accounting, Equitable Life applied deposit accounting. Accordingly, Equitable Life recorded the transferred assets of $635 million as a deposit asset recorded in Other assets, net of the ceding commissions paid to the reinsurer.

At December 31, 2019 and 2018, the Company had reinsured with non-affiliates in the aggregate approximately 2.8% and 2.9%, respectively, of its current exposure to the GMDB obligation on annuity contracts in-force and, subject to certain maximum amounts or caps in any one period, approximately 14.2% and 15.5% of its current liability exposure, respectively, resulting from the GMIB feature. For additional information, see Note 8.

Based on management’s estimates of future contract cash flows and experience, the estimated net fair values of the ceded GMIB reinsurance contracts, considered derivatives were $2.5 billion and $2.0 billion at December 31, 2019 and 2018, respectively. The estimated fair values increased $475 million and $174 million during 2019 and 2017, respectively, and decreased $8.5 billion during 2018.

At December 31, 2019 and 2018, third-party reinsurance recoverables related to insurance contracts amounted to $2.2 billion. Additionally, $1.6 billion and $1.7 billion of the amounts due from reinsurers related to two specific reinsurers, Zurich Insurance Company Ltd. (AA- rating by S&P), and Paul Revere Life Insurance Company (A rating by S&P).

Third-party reinsurance payables related to insurance contracts were $90 million and $91 million, at December 31, 2019 and 2018, respectively.

The Company cedes substantially all of its group health business to a third-party insurer. Insurance liabilities ceded totaled $56 million and $62 million at December 31, 2019 and 2018, respectively.

The Company also cedes a portion of its extended term insurance and paid-up life insurance and substantially all of its individual disability income business through various coinsurance agreements.

Assumed Reinsurance

In addition to the sale of insurance products, the Company currently acts as a professional retrocessionaire by assuming risk from professional reinsurers. The Company assumes accident, life, health, aviation, special risk and space risks by participating in or reinsuring various reinsurance pools and arrangements. Reinsurance assumed reserves were $735 million and $712 million at December 31, 2019 and 2018, respectively.

For reinsurance agreements with affiliates, see “Related Party Transactions” in Note 12.

F-57

11)	LOANS TO AND FROM AFFILIATES

Loans to affiliates

Loans Issued to Holdings

In April 2018, Equitable Life made a $800 million loan to Holdings. The loan has an interest rate of 3.69% and matures in April 2021. In December 2018, Holdings repaid $200 million of this loan. In December 2019, Holdings repaid $300 million. At December 2019, the amount outstanding was $300 million.

In November 2019, Equitable Life made a $900 million loan to Holdings. The loan has an interest rate of one-month LIBOR plus 1.33%. The loan matures on November 24, 2024.

Loans from affiliates

Senior Surplus Notes Issued to Holdings

On December 28, 2018, Equitable Life issued a $572 million senior surplus note due December 28, 2019 to Holdings, which bears interest at a fixed rate of 3.75%, payable semi-annually. The surplus note is intended to have priority in right of payments and in all other respects to any and all other surplus notes issued by Equitable Life at any time. Equitable Life repaid this note and $4 million of related interest expense on March 5, 2019.

	As of December 31,
	2019	2018
	(in millions)
Loans to affiliates
EQH-AEL internal debt (3.69%, due 2021)	$300	$600
EQH-AEL internal debt (one-month LIBOR + 1.33%, due 2024)	900	—

Total loans to affiliates	$1,200	$600

Loans from affiliates
Senior Notes (3.75%, due 2019)	$—	$572

Total loans from affiliates	$—	$572

12)	RELATED PARTY TRANSACTIONS

Parties are considered to be related if one party has the ability to control or exercise significant influence over the other party in making financial or operating decisions. Since transactions with related parties may raise potential or actual conflicts of interest between the related party and the Company, Holdings has implemented a related party transaction policy that requires related party transactions to be reviewed and approved by its Audit Committee.

Following the decrease in AXA’s ownership interest in the Company from approximately 39% to approximately 10% on November 13, 2019 (the “November Offering”), AXA and its affiliates (collectively, “AXA Affiliates”) are no longer considered related parties of the Company. Transactions with AXA Affiliates continue to be reported as related party transactions for periods prior to the November Offering. The Company also had entered into related party transactions with other related parties that are described herein.

Cost Sharing and General Service Agreements

In the second quarter of 2018, Equitable Life entered into a general services agreement with Holdings whereby Equitable Life will benefit from the services received by Holdings from AXA Affiliates for a limited period following the Holdings IPO under a transition services agreement. The general services agreement with Holdings replaces existing cost-sharing and general service agreements with various AXA Affiliates. Equitable Life continues to provide services to Holdings and various AXA Affiliates under a separate existing general services agreement with Holdings. Costs allocated to the Company from Holdings totaled $73 million and $138 million for the years ended December 31, 2019 and 2018, respectively, and are allocated based on cost center tracking of expenses. The cost centers are approved annually and are updated based on business area needs throughout the year.

F-58

Investment Management and Service Fees and Expenses

Equitable FMG, a subsidiary of Equitable Life, provides investment management and administrative services to EQAT, Equitable Premier VIP Trust, 1290 Funds and Other AXA Trusts, all of which are considered related parties. Investment management and service fees earned are calculated as a percentage of assets under management and are recorded as revenue as the related services are performed.

AXA Investment Managers Inc. (“AXA IM”) and AXA Rosenberg Investment Management LLC (“AXA Rosenberg”) provide sub-advisory services with respect to certain portfolios of EQAT, Equitable Premier VIP Trust and the Other AXA Trusts. Also, AXA IM and AXA Real Estate Investment Managers (“AXA REIM”) manage certain General Account investments. Fees paid to these affiliates are based on investment advisory service agreements with each affiliate.

Effective December 31, 2018, Equitable Life transferred its interest in ABLP, AB Holdings and the General Partner to a newly formed subsidiary and distributed the shares of the subsidiary to its direct parent which subsequently distributed the shares to Holdings (the “AB Business Transfer”). Accordingly, AB’s related party transactions with AXA Affiliates and mutual funds sponsored by AB are reflected as a discontinued operation in the Company’s consolidated financial statements for the year ended December 31, 2018. Investment management and other services provided by AB prior to the AB Business Transfer will continue based upon the Company’s business needs. The Company recorded investment management fee expense from AllianceBernstein of $102 million and $65 million, for the years ended December 31, 2019 and 2018, respectively. See Note 19 for further details of the AB Business Transfer and the discontinued operation.

As December 31, 2019 and 2018, respectively, the Company held approximately $30 million and $36 million of invested assets in the form of equity interests issued in non-corporate legal entities that were determined by the Company to be VIEs, as further described in Note 2. These legal entities are related parties of Equitable Life. The Company reflects these equity interest in the consolidated Balance Sheets as Other equity investments. The net assets of these unconsolidated VIEs are approximately $974 million and $784 million at December 31, 2019 and 2018, respectively. The Company also has approximately $20 million and $30 million of unfunded commitments at December 31, 2019 and 2018, respectively with these legal entities.

Distribution Revenue and Expenses with Affiliates

Equitable Distributors receives commissions and fee revenue from Equitable America for sales of its insurance products. The commissions and fees earned from Equitable America are based on the various selling agreements.

Equitable Life pays commissions and fees to AXA Distribution Holding Corporation and its subsidiaries (“AXA Distribution”) for sales of insurance products. The commissions and fees paid to AXA Distribution are based on various selling agreements.

Insurance-Related Transactions with Affiliates

GMxB Unwind

Prior to April 2018, Equitable Life ceded the following to AXA RE Arizona, an indirect, wholly-owned subsidiary of Holdings: (i) a 100% quota share of all liabilities for variable annuities with GMxB riders issued on or after January 1, 2006 and in-force on September 30, 2008 (the “GMxB Business”); (ii) a 100% quota share of all liabilities for variable annuities with GMIB riders issued on or after May 1, 1999 through August 31, 2005 in excess of the liability assumed by two unaffiliated reinsurers, which are subject to certain maximum amounts or limitations on aggregate claims; and (iii) a 90% quota share of level premium term insurance issued by Equitable Life on or after March 1, 2003 through December 31, 2008 and lapse protection riders under certain series of universal life insurance policies issued by Equitable Life on or after June 1, 2003 through June 30, 2007.

On April 12, 2018, Equitable Life completed the unwind of the reinsurance previously provided to Equitable Life by AXA RE Arizona for certain variable annuities with GMxB features (the “GMxB Unwind”). Accordingly, all of the business previously ceded to AXA RE Arizona, with the exception of the GMxB Business, was novated to EQ AZ Life Re Company (“EQ AZ Life Re”), a newly formed captive insurance company organized under the laws of Arizona, which is an indirect wholly-owned subsidiary of Holdings. Following the novation of business to EQ AZ Life Re, AXA RE Arizona was merged with and into Equitable Life. Following AXA RE Arizona’s merger with and into Equitable Life, the GMxB Business is not subject to any new internal or third-party reinsurance arrangements, though in the future Equitable Life may reinsure the GMxB Business with third parties.

F-59

AXA RE Arizona novated the Life Business from AXA RE Arizona to EQ AZ Life Re as part of the GMxB Unwind. As a result, EQ AZ Life Re reinsures a 90% quota share of level premium term insurance issued by Equitable Life on or after March 1, 2003 through December 31, 2008 and lapse protection riders under UL insurance policies issued by Equitable Life on or after June 1, 2003 through June 30, 2007 and the Excess Risks.

The GMxB Unwind was considered a pre-existing relationship required to be effectively settled at fair value. The loss relating to this relationship resulted from the settlement of the reinsurance contracts at fair value and the write-off of previously recorded assets and liabilities related to this relationship recorded in the Company’s historical accounts. The pre-tax loss recognized in the second quarter of 2018 was $2.6 billion ($2.1 billion net of tax). The Company wrote-off a $1.8 billion deferred cost of reinsurance asset which was previously reported in Other assets. Additionally, the remaining portion of the loss was determining by calculating the difference between the fair value of the assets received compared to the fair value of the assets and liabilities already recorded within the Company’s consolidated financial statements. The Company’s primary assets previously recorded were reinsurance recoverables, including the reinsurance recoverable associated with GMDB business. There was an approximate $400 million difference between the fair value of the GMDB recoverable compared to its carrying value which is accounted for under ASC 944.

The assets received and the assets removed were as follows:

	As of April 12, 2018
	(in millions)
	Assets Received	Assets Removed
Assets at fair value:
Fixed income securities	$7,083
Short-term investments	205
Money market funds	2
Accrued interest	43
Derivatives	282
Cash and cash equivalents	1,273

Total	$8,888

Deferred cost of reinsurance asset		$1,839
GMDB ceded reserves		2,317
GMIB reinsurance contract asset		7,463
Payable to AXA RE Arizona		270

Total		$11,889

Significant non-cash transactions involved in the GMxB Unwind included: (a) the increase in total investments includes non-cash activities of $7.6 billion for assets received related to the recapture transaction; (b) cancellation of the $300 million surplus note between the Company and AXA RE Arizona; and (c) settlement of the intercompany receivables/payables to AXA RE Arizona of $270 million. In addition, upon merging the remaining assets of AXA Re Arizona into Equitable Life, $1.2 billion of deferred tax assets were recorded on the balance sheet through an adjustment to Capital in excess of par value.

The reinsurance arrangements with EQ AZ Life Re provide important capital management benefits to Equitable Life. At December 31, 2019, the Company’s GMIB reinsurance contract asset with EQ AZ Life Re had carrying values of $327 million and is reported in GMIB contract reinsurance asset, at fair value in the consolidated balance sheets. Ceded premiums and policy fee income in 2019 and 2018 totaled approximately $62 million and $100 million, respectively. Ceded claims paid in 2019 and 2018 were $52 million and $78 million, respectively.

Prior to April 2018, Equitable Life reinsured to AXA RE Arizona, a 100% quota share of all liabilities for variable annuities with enhanced GMDB and GMIB riders issued on or after January 1, 2006 and in-force on September 30, 2008. AXA RE Arizona also reinsured a 90% quota share of level premium term insurance issued by Equitable Life on or after March 1, 2003 through December 31, 2008 and lapse protection riders under UL insurance policies issued by Equitable Life on or after June 1, 2003 through June 30, 2007. The reinsurance arrangements with AXA RE Arizona provided important capital management benefits to Equitable Life. At December 31, 2017, the Company’s GMIB reinsurance contract asset with AXA RE Arizona had a carrying value of $8.6 billion and was reported in GMIB reinsurance contract asset, at fair value in the consolidated balance sheets. Ceded premiums and policy fee income in 2017 totaled approximately $454 million. Ceded claims paid in 2017 were $213 million.

F-60

Reinsurance Assumed from AXA Affiliates

Prior to 2019, AXA Global Life retroceded a quota share portion of certain life and health risks of various AXA Affiliates to Equitable Life and Equitable America on a one-year term basis. The agreement was closed effective December 31, 2018. Also, AXA Life Insurance Company Ltd. cedes a portion of its variable deferred annuity business to Equitable Life.

Premiums earned in 2019, 2018 and 2017 were $19 million, $20 million and $20 million, respectively. Claims and expenses paid in 2019, 2018 and 2017 were $6 million, $8 million, and $5 million, respectively.

Reinsurance Ceded to AXA Affiliates

Equitable Life entered into a stop loss reinsurance agreement with AXA Global Life (“AGL”) to protect Equitable Life with respect to a deterioration in its claims experience following the occurrence of an extreme mortality event.

Equitable Life also accepts certain retrocession policies through reinsurance agreements with various reinsurers and retrocedes to AGL the excess of its first retention layer.

The Company’s subsidiaries entered into a Life Catastrophe Excess of Loss Reinsurance Agreement (the “Excess of Loss Agreement”) with a number of subscribing reinsurers, which included AGL. AGL participated as a subscribing reinsurer with 5% of the pool, pro rata, across the upper and lower layers through the contract period ending March 31, 2018.

Premiums and expenses paid for the above agreements in 2019, 2018 and 2017 were $3 million, $4 million, and $4 million, respectively.

On September 12, 2018, AXA Group acquired XL Catlin. Prior to the acquisition, Equitable Life had ceded part of our disability income business to XL Catlin and as of December 31, 2019 and 2018, the reserves ceded were $104 million and $93 million, respectively.

Investments in Unconsolidated Equity Interests in AXA Affiliates

As December 31, 2019 and 2018, respectively, the Company held approximately $229 million and $237 million of invested assets in the form of equity interests issued in non-corporate legal entities that were determined by the Company to be VIEs, as further described in Note 2. These legal entities are related parties of Equitable Life. The Company reflects these equity interest in the consolidated Balance Sheets as Other equity investments. The net assets of these unconsolidated VIEs are approximately $10 billion and $9 billion at December 31, 2019 and 2018, respectively. The Company also has approximately $205 million and $249 million of unfunded commitments at December 31, 2019 and 2018, respectively with these legal entities.

Assumption by Holdings of Obligations of AXA Financial to Equitable Life

On October 1, 2018, AXA Financial merged with and into its direct parent, Holdings, with Holdings continuing as the surviving entity. As a result, Holdings assumed AXA Financial’s obligations with respect to the Company, including obligations related to certain benefit plans.

In March 2018, Equitable Life sold its interest in two consolidated real estate joint ventures to AXA France for a total purchase price of approximately $143 million, which resulted in a pre-tax loss of $0.2 million and the elimination of $202 million of long-term debt from the Company’s consolidated balance sheets at December 31, 2018.

F-61

Revenues and Expenses for 2019, 2018 and 2017

The table below summarizes the fees received/paid by the Company and the expenses reimbursed to/from the Company in connection with certain services described above for the years ended December 31, 2019, 2018 and 2017.

	Years ended December 31,
	2019	2018	2017
	(in millions)
Revenue received or accrued for:
Investment management and administrative services provided to EQAT, Equitable Premier VIP Trust, 1290 Funds and Other AXA Trusts	$669	$727	$720
General services provided to affiliates(1)	460	463	439
Amounts received or accrued for commissions and fees earned for sale of Equitable America’s insurance products	39	44	45

Total	$1,167	$1,234	$1,204

Expenses paid or accrued for:
Paid or accrued commission and fee expenses for sale of insurance products by AXA Equitable Distribution	$573	$613	$608
General services provided by affiliates(1)	76	109	186
Investment management services provided by AXA IM, AXA REIM and AXA Rosenberg	5	2	5

Total	$654	$724	$799

(1)	Includes AXA Affiliates and affiliates of Holdings.

Contribution to the Equitable Foundation

In November 2019, Equitable Life made a $25 million funding contribution to the Equitable Foundation. The Equitable Foundation is the philanthropic arm of Equitable Life.

13)	EMPLOYEE BENEFIT PLANS

Equitable Life sponsors the following employee benefit plans:

401(k) Plan

Equitable Life sponsors the AXA Equitable 401(k) Plan, a qualified defined contribution plan for eligible employees and financial professionals. The plan provides for both a company contribution and a discretionary profit-sharing contribution. Expenses associated with this 401(k) Plan were $22 million, $19 million and $15 million for the years ended December 31, 2019, 2018 and 2017, respectively. In December 2018 the Company announced a 3% Company match for the AXA Equitable 401(k) Plan beginning January 1, 2019. This match will supplement the existing Company contribution on eligible compensation.

Pension Plan

Equitable Life also sponsors the AXA Equitable Retirement Plan (the “AXA Equitable QP”), a frozen qualified defined benefit pension plan covering its eligible employees and financial professionals. This pension plan is non-contributory, and its benefits are generally based on a cash balance formula and/or, for certain participants, years of service and average income over a specified period in the plan. Effective December 31, 2015, primary liability for the obligations of Equitable Life under the AXA Equitable QP was transferred from Equitable Life to AXA Financial, and upon the merger of AXA Financial into Holdings, Holdings assumes primary liability under terms of an Assumption Agreement. Equitable Life remains secondarily liable for its obligations under the AXA Equitable QP and would recognize such liability in the event Holdings does not perform under the terms of the Assumption Agreement.

The AXA Equitable QP is not governed by a collective-bargaining agreement and is not under a financial improvement plan or a rehabilitation plan. For the years ended December 31, 2019, 2018 and 2017, expenses related to the plan were $21 million, $60 million and $27 million, respectively.

F-62

The following table presents the funded status of the plan:

	As of December 31,
	2019	2018
	(in millions)
Legal Name of Plan: AXA Equitable Retirement Plan EIN# 13-5570651
Total Plan Assets	$2,159	$1,993

Accumulated Benefit Obligation	$2,160	$2,039

Funded Status	99.9%	97.8%

Other Benefit Plans

Equitable Life also sponsors a non-qualified retirement plan, a medical and life retiree plan, a post-employment plan and deferred compensation plan. The expenses related to these plans were $47 million, $70 million and $37 million for the years ended December 31, 2019, 2018 and 2017, respectively.

14)	SHARE-BASED COMPENSATION PROGRAMS

Compensation costs for 2019, 2018 and 2017 for share-based payment arrangements as further described herein are as follows:

	Years Ended December 31,
	2019	2018	2017
	(in millions)
Performance Shares	$10	$12	$18
Stock Options	3	2	1
AXA Shareplan	—	—	9
Restricted Stock Unit Awards	15	16	2
Other Compensation Plans(1)	—	—	—

Total Compensation Expenses	$28	$30	$30

(1)	Includes stock appreciation rights and employee stock purchase plans.

Since 2018, Holdings has granted equity awards under the Equitable Holdings, Inc. 2018 Omnibus Incentive Plan (the “2018 Omnibus Plan”) and the Equitable Holdings, Inc. 2019 Omnibus Incentive Plan (the “2019 Omnibus Plan”) which were adopted by Holdings on April 25, 2018 and February 28, 2019 respectively. Awards under the 2018 and 2019 Omnibus Plans are linked to Holdings’ common stock. As of December 31, 2019, the common stock reserved and available for issuance under the 2018 and 2019 Omnibus Plans was 12.5 million shares. Holdings may issue new shares or use common stock held in treasury for awards linked to Holdings’ common stock.

Equitable Life’s Participation in Holdings’ Equity Award Plans

Equitable Life’s employees, financial professionals and directors in 2019 and 2018 were granted equity awards under the 2019 and 2018 Omnibus Plans with the exception of the Holdings restricted stock units (“Holdings RSUs”) granted to financial professionals in 2018. All grants discussed in this section will be settled in shares of Holdings’ common stock except for the RSUs granted to financial professionals in 2019 and 2018 which will be settled in cash.

For awards with graded vesting schedules and service-only vesting conditions, including Holdings RSUs and other forms of share-based payment awards, Holdings applies a straight-line expense attribution policy for the recognition of compensation cost. Actual forfeitures with respect to the 2019 and 2018 grants were considered immaterial in the recognition of compensation cost.

Annual Awards Under 2019 and 2018 Equity Programs

Each year, the Compensation Committee of the Holdings’ Board of Directors approves an equity-based award program with awards under the program granted at its regularly scheduled meeting in February. Annual awards under Holdings’

F-63

2019 and 2018 equity programs consisted of a mix of equity vehicles including Holdings restricted stock units (“RSUs”), Holdings stock options and Holdings performance shares. If Holdings pays any ordinary dividend in cash, all outstanding Holdings RSUs and performance shares will accrue dividend equivalents in the form of additional Holdings RSUs or performance shares to be settled or forfeited consistent with the terms of the related award.

Holdings RSUs

Holdings RSUs granted to Equitable Life employees under the 2019 and 2018 equity programs vest ratably in equal annual installments over a three-year period. The fair value of the awards was measured using the closing price of the Holdings share on the grant date, and the resulting compensation expense will be recognized over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible, but not less than one year.

Cash-settled Holdings RSUs granted to eligible Equitable Life financial professionals under the 2019 and 2018 equity programs vest ratably in equal installments over a three-year period. The cash payment for each RSU will equal the average closing price for a Holdings share on the NYSE over the 20 trading days immediately preceding the vesting date. These awards are liability-classified and require fair value remeasurement based upon the price of a Holdings share at the close of each reporting period.

Holdings Stock Options

Holdings stock options granted to Equitable Life employees under the 2019 and 2018 equity programs have a three-year graded vesting schedule, with one-third vesting on each of the three anniversaries. The total grant date fair value of Holdings stock options will be charged to expense over the shorter of the vesting period or the period up to the date at which the participant becomes retirement eligible, but not less than one year.

Holdings Performance Shares

Holdings performance shares granted to Equity Life’s employees under the 2019 and 2018 equity programs are subject to performance conditions and a three-year cliff-vesting. The performance shares consist of two distinct tranches; one based on Holding’s return-on-equity targets (the “ROE Performance Shares”) and the other based on the Holdings’ relative total shareholder return targets (the “TSR Performance Shares”), each comprising approximately one-half of the award. Participants may receive from 0% to 200% of the unearned performance shares granted. The grant-date fair value of the ROE Performance Shares will be established once all of Holdings’ applicable Non-GAAP ROE targets are determined and approved.

The grant-date fair value of the TSR Performance Shares was measured using a Monte Carlo approach. Under the Monte Carlo approach, stock returns were simulated for Holdings and the selected peer companies to estimate the payout percentages established by the conditions of the award. The aggregate grant-date fair value of the unearned TSR Performance Shares will be recognized as compensation expense over the shorter of the cliff-vesting period or the period up to the date at which the participant becomes retirement eligible, but not less than one year.

Director Awards

Holdings granted unrestricted Holdings shares to non-employee directors of Holdings, Equitable Life in 2019 and 2018. The fair value of these awards was measured using the closing price of Holdings shares on the grant date. These awards immediately vest and all compensation expense is recognized at the grant date.

One-Time Awards Granted in 2018

Transaction Incentive Awards

On May 9, 2018, coincident with the IPO, Holdings granted one-time “Transaction Incentive Awards” to executive officers and certain other R&P employees in the form of 722 thousand Holdings RSUs. Fifty percent of the Holdings RSUs will vest based on service over a two-year period from the IPO date (the “Service Units”), and fifty percent t will vest based on service and a market condition (the “Performance Units”). The market condition is based on share price growth of at least 130% or 150% within a two or five-year period, respectively. If the market condition is not achieved, 50% of the Performance Units may still vest based on five years of continued service and the remaining Performance Units will be forfeited.

F-64

The grant-date fair value of half of the Performance Units, was at the $20 IPO price for a Holdings share as employees are still able to vest in these awards even if the share price growth targets are not achieved. The resulting compensation expense is recognized over the five-year requisite service period. The grant-date fair value of $16.47 was used to value the remaining half of the Performance Units that are subject to risk of forfeiture for non-achievement of the Holdings share price conditions. The grant date fair value was measured using Monte Carlo simulation from which a five-year requisite service period was derived, representing the median of the distribution of stock price paths on which the market condition is satisfied.

Special IPO Grant

Also, on May 9, 2018, Holdings made a grant of 357 thousand Holdings RSUs to Equitable Life employees and financial professionals, or 50 restricted stock units to each eligible individual, that cliff vested on November 9, 2018. The grant-date fair value of the award was measured using the $20 IPO price for a Holdings share and all compensation expense was recognized as of November 9, 2018.

Prior Equity Award Grants and Settlements

In 2017 and prior years, equity awards for employees, financial professional and directors were available under the umbrella of AXA’s global equity program. Accordingly, equity awards granted in 2017 and prior years were linked to AXA’s stock.

Employees were granted AXA ordinary share options each year under the AXA Stock Option Plan for AXA Financial Employees and Associates (the “Stock Option Plan”). There is no limitation in the Stock Option Plan on the number of shares that may be issued pursuant to option or other grants.

Employees were also granted AXA performance shares under the AXA International Performance Shares Plan established for each year (the “Performance Share Plan”) and financial professionals were granted performance units under the AXA Advisors Performance Unit Plan established for each year.

The fair values of these prior awards are measured at the grant date by reference to the closing price of the AXA ordinary share, and the result, as adjusted for achievement of performance targets and pre-vesting forfeitures, generally is attributed over the shorter of the requisite service period, the performance period, if any, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award. Remeasurements of fair value for subsequent price changes until settlement are made only for performance unit awards that are settled in cash. The fair value of performance units earned and reported in Other liabilities in the consolidated balance sheets at December 31, 2019 and 2018 was $43 million and $32 million, respectively.

2017 Performance Shares Grant

Under the terms of the 2017 Performance Share Plan, AXA awarded performance shares to Equitable Life employees. The extent to which 2017-2019 cumulative performance targets measuring the performance of AXA and select businesses are achieved will determine the number of performance shares earned. For all Equitable Life employees, the number of performance shares earned may vary between 0% and 130% of the number of performance shares at stake. The performance shares earned during this performance period will vest and be settled on the fourth anniversary of the award date.

2017 Performance Units Grant

Under the terms of the AXA Advisors Performance Unit Plan performance units were granted to Equitable Life financial professionals. The performance units will be cash settled and are remeasured until settlement of the awards. The performance units will be earned based on meeting pre-established performance metrics tied to achievement of specific sale and earnings goals. For all awards, the number of performance units earned may vary between 0% and 130% of the number of performance units at stake. The performance units earned during this performance period will vest and be settled on the fourth anniversary of the award date.

2017 Stock Options Grant

On June 21, 2017, 0.5 million options to purchase AXA ordinary shares were granted to Equitable Life employees under the terms of the Stock Option Plan with a ten-year term. All of those options have a five-year graded schedule, with

F-65

one-third vesting on each of the third, fourth, and fifth anniversaries of the grant date. Of the total awarded on June 21, 2017, 0.3 million are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period.

Other Grants

Prior to the IPO, non-officer directors of Holdings and certain subsidiaries were granted restricted AXA ordinary shares (prior to 2011, AXA ADRs) and unrestricted AXA ordinary shares (prior to March 15, 2010, AXA ADRs) annually under The Equity Plan for Directors.

The Company has also granted AXA restricted stock units (“AXA RSUs”) to certain executives. The AXA RSUs are phantom AXA ordinary shares that, once vested, entitle the recipient to a cash payment based on the average closing price of the AXA ordinary share over the twenty trading days immediately preceding the vesting date.

Summary of Stock Option Activity

A summary of activity in the AXA and Holdings option plans during 2019 follows:

	Options Outstanding
	EQH Shares		AXA Ordinary Shares		AXA ADRs(2)
	Number Outstanding (In 000’s)	Weighted Average Exercise Price	Number Outstanding (In 000’s)	Weighted Average Exercise Price	Number Outstanding (In 000’s)	Weighted Average Exercise Price

Options Outstanding at January 1, 2019	835	$21.34	2,609	€18.20	15	$15.37
Options granted	1,251	$18.74	156	€21.60	—	$—
Options exercised	23	$21.34	856	€16.40	15	$15.37
Options forfeited, net	133	$20.29	182	€19.72	—	$—
Options expired	—	$—	—	€—	—	$—

Options Outstanding at December 31, 2019	1,930	$19.73	1,727	€20.09	—	$—

Aggregate Intrinsic Value(1)		$9,755		€8,661		$—

Weighted Average Remaining Contractual Term (in years)	8.85		5.20		—

Options Exercisable at December 31, 2019	250	$21.34	1,527	€19.74	—	$—

Aggregate Intrinsic Value(1)		$859		€8,207		$—

Weighted Average Remaining Contractual Term (in years)	8.43		4.85		—

(1)

Aggregate intrinsic value, presented in thousands, is calculated as the excess of the closing market price on December 31, 2019 of the respective underlying shares over the strike prices of the option awards. For awards with strike prices higher then market prices, intrinsic value is shown as zero.

(2)

AXA ordinary shares will be delivered to participants in lieu of AXA ADRs at exercise or maturity. For the purpose of estimating the fair value of Holdings and AXA stock option awards, the Black-Scholes is used. A Monte-Carlo simulation approach was used to model the fair value of the conditional vesting feature of the awards of options to purchase Holdings and AXA ordinary shares. Shown below are the relevant input assumptions used to derive the fair values of options awarded in 2019, 2018 and 2017.

F-66

	EQH Shares(1)		AXA Ordinary Shares(2)
	2019	2018	2019	2018	2017

Dividend yield	2.77%	2.44%	NA	NA	6.49%
Expected volatility	25.70%	25.40%	NA	NA	26.6%
Risk-free interest rates	2.49%	2.83%	NA	NA	0.33%
Expected life in years	5.8	9.7	NA	NA	8.1
Weighted average fair value per option at grant date	$3.82	$4.61	NA	NA	$2.06

(1)

The expected volatility is based on historical selected peer data, the weighted average expected term is determined by using the simplified method due to lack of sufficient historical data, the expected dividend yield based on Holdings’ expected annualized dividend, and the risk-free interest rate is based on the U.S. Treasury bond yield for the appropriate expected term.

(2)

The expected AXA dividend yield is based on market consensus. AXA share price volatility is estimated on the basis of implied volatility, which is checked against an analysis of historical volatility to ensure consistency. The risk-free interest rate is based on the Euro Swap Rate curve for the appropriate term. The effect of expected early exercise is taken into account through the use of an expected life assumption based on historical data.

As of December 31, 2019, approximately $0.4 million of unrecognized compensation cost related to AXA unvested stock option awards is expected to be recognized by the Equitable Life over a weighted-average period of 0.7 years. Approximately $3 million of unrecognized compensation cost related to Holdings unvested stock option awards is expected to be recognized by the Equitable Life over a weighted average period of 0.8 years.

Restricted Awards

The market price of a Holdings share is used as the basis for the fair value measure of a Holdings RSU. For purposes of determining compensation cost for stock-settled Holdings RSUs, fair value is fixed at the grant date until settlement, absent modification to the terms of the award. For liability-classified cash-settled Holdings and AXA RSUs, fair value is remeasured at the end of each reporting period.

At December 31, 2019, approximately 1.8 million Holdings RSUs and AXA ordinary share unit awards remain unvested. Unrecognized compensation cost related to these awards totaled approximately $19 million and is expected to be recognized over a weighted-average period of 1.08 years.

Following table summarizes Holdings restricted share units and AXA ordinary share unit activity for 2019.

	Shares of Holdings Restricted Stock	Weighted Average Grant Date Fair Value	Shares of AXA Restricted Stock	Weighted Average Grant Date Fair Value
Unvested as of January 1, 2019	1,259,059	$21.00	48,334	$20.38
Granted	1,007,057	$18.22	—	$—
Forfeited	125,915	$19.74	—	$—
Vested	334,900	$20.51	29,054	$21.35

Unvested as of December 31, 2019	1,805,301	$19.35	19,280	$19.20

Performance Awards

At December 31, 2019, approximately 2.5 million Holdings and AXA performance awards remain unvested. Unrecognized compensation cost related to these awards totaled approximately $10 million and is expected to be recognized over a weighted-average period of 0.64 years.

F-67

The following table summarizes Holdings and AXA performance awards activity for 2019.

	Shares of Holdings Performance Awards	Weighted- Average Grant Date Fair Value	Shares of AXA Performance Awards	Weighted- Average Grant Date Fair Value
Unvested as of January 1, 2019	166,552	$23.17	3,159,577	$20.10
Granted	243,041	$19.67	149,757	$20.70
Forfeited	25,952	$21.77	210,329	$20.20
Vested	—	$—	944,945	$20.23

Unvested as of December 31, 2019	383,641	$21.05	2,154,059	$20.08

Employee Stock Purchase Plans

Holdings Stock Purchase Plan

Under the Equitable Holdings, Inc. Stock Purchase Program (“SPP”) participants are able to contribute up to 100% of their eligible compensation and receive a matching contribution in cash equal to 15% of their payroll contribution, which is used to purchase Holdings shares. Purchases are made at the end of each month at the prevailing market rate.

AXA Shareplan 2017

In 2017, eligible employees of participating AXA subsidiaries were offered the opportunity to purchase newly issued AXA ordinary shares, subject to plan limits, under the terms of AXA Shareplan 2017. Investment Option A permitted participants to purchase AXA ordinary shares at a 20% formula discounted price of €20.19 per share. Investment Option B permitted participants to purchase AXA ordinary shares at an 8.98% formula discounted price of €22.96 per share on a leveraged basis with a guaranteed return of initial investment plus a portion of any appreciation in the undiscounted value of the total shares purchased. All subscriptions became binding and irrevocable on October 17, 2017.

15)	INCOME TAXES

A summary of the income tax (expense) benefit in the consolidated statements of income (loss) follows:

	Years Ended December 31,
	2019	2018	2017
	(in millions)
Income tax (expense) benefit:
Current (expense) benefit	$295	$234	$(6)
Deferred (expense) benefit	289	212	1,216

Total	$584	$446	$1,210

The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before income taxes and noncontrolling interest by the expected Federal income tax rate of 21%, 21% and 35% for 2019, 2018 and 2017, respectively. The sources of the difference and their tax effects are as follows:

	Years Ended December 31,
	2019	2018	2017
	(in millions)

Expected income tax (expense) benefit	$510	$311	$(542)
Noncontrolling interest	1	(1)	—
Non-taxable investment income	73	104	241
Tax audit interest	(14)	(11)	(6)
State income taxes	(2)	(1)	(3)
Tax settlements/uncertain tax position release	12	—	221
Change in tax law	—	46	1,308
Other	4	(2)	(9)

Income tax (expense) benefit	$584	$446	$1,210

F-68

In accordance with Staff Accounting Bulletin No. 118 (“SAB 118”), the Company recorded provisional estimates for the income tax effects of the Tax Cuts and Jobs Act (the “Tax Reform Act”) in 2017 and refined those estimates in 2018. The impact of the Tax Reform Act primarily related to the revaluation of deferred tax assets and liabilities.

During the second quarter of 2017, the Company agreed to the Internal Revenue Service’s Revenue Agent’s Report for its consolidated 2008 and 2009 Federal corporate income tax returns. The impact on the Company’s financial statements and unrecognized tax benefits was a tax benefit of $221 million.

The components of the net deferred income taxes are as follows:

	As of December 31,
	2019		2018
	Assets	Liabilities	Assets	Liabilities
	(in millions)

Compensation and related benefits	$51	$—	$47	$—
Net operating loss	44	—	239	—
Reserves and reinsurance	944	—	16	—
DAC	—	716	—	864
Unrealized investment gains (losses)	—	639	123	—
Investments	640	—	622	—
Tax credits	—	—	314	—
Other	—	73	14	—

Total	$1,679	$1,428	$1,375	$864

The Company had $314 million of AMT credits for the year ended December 31, 2018 and expects those credits to be currently utilized or refunded.

A reconciliation of unrecognized tax benefits (excluding interest and penalties) follows:

	Years Ended December 31,
	2019	2018	2017
	(in millions)

Balance at January 1,	$273	$205	$444
Additions for tax positions of prior years	24	98	28
Reductions for tax positions of prior years	—	(30)	(234)
Settlements with tax authorities	—	—	(33)

Balance at December 31,	$297	$273	$205

Unrecognized tax benefits that, if recognized, would impact the effective rate	$222	$202	$172

The Company recognizes accrued interest and penalties related to unrecognized tax benefits in tax expense. Interest and penalties included in the amounts of unrecognized tax benefits at December 31, 2019 and 2018 were $55 million and $41 million, respectively. For 2019, 2018 and 2017, respectively, there were $14 million, $18 million and $(44) million in interest expense (benefit) related to unrecognized tax benefits.

It is reasonably possible that the total amount of unrecognized tax benefits will change within the next 12 months due to the conclusion of IRS proceedings and the addition of new issues for open tax years. The possible change in the amount of unrecognized tax benefits cannot be estimated at this time.

As of December 31, 2019, tax years 2010 and subsequent remain subject to examination by the IRS.

F-69

16)	EQUITY

AOCI represents cumulative gains (losses) on items that are not reflected in income (loss). The balances for the past three years follow:

	December 31,
	2019	2018	2017
	(in millions)

Unrealized gains (losses) on investments(1)	$1,597	$(484)	$581
Defined benefit pension plans(2)	(5)	(7)	(51)

Total accumulated other comprehensive income (loss) from continuing operations	1,592	(491)	530

Less: Accumulated other comprehensive income (loss) attributable to discontinued operations, net of noncontrolling interest	—	—	(68)

Accumulated other comprehensive income (loss) attributable to Equitable Life	$1,592	$(491)	$598

(1)	2018 includes a $86 million decrease to Accumulated other comprehensive loss from the impact of adoption of ASU 2018-02.
(2)	2018 includes a $3 million increase to Accumulated other comprehensive loss from the impact of adoption of ASU 2018-02.

The components of OCI, net of taxes for the years ended December 31, 2019, 2018 and 2017, net of tax, follow:

	Years Ended December 31,
	2019	2018	2017
	(in millions)
Change in net unrealized gains (losses) on investments:
Net unrealized gains (losses) arising during the year(3)	$3,052	$(1,663)	$741
(Gains) losses reclassified to Net income (loss) during the year(1)	(160)	(4)	8

Net unrealized gains (losses) on investments	2,892	(1,667)	749
Adjustments for policyholders’ liabilities, DAC, insurance liability loss recognition and other	(811)	437	(165)

Change in unrealized gains (losses), net of adjustments (net of deferred income tax expense (benefit) of $547, $(310), and $244)	2,081	(1,230)	584

Change in defined benefit plans:
Reclassification to Net income (loss) of amortization of net prior service credit included in net periodic cost(2)	2	(4)	(5)

Change in defined benefit plans (net of deferred income tax expense (benefit) of $0, $0, and $(2))	2	(4)	(5)

Total other comprehensive income (loss), net of income taxes from continuing operations	2,083	(1,234)	579
Other comprehensive income (loss) from discontinued operations, net of income taxes(3)	—	—	23

Other comprehensive income (loss) attributable to Equitable Life	$2,083	$(1,234)	$602

(1)

See “Reclassification adjustments” in Note 3. Reclassification amounts presented net of income tax expense (benefit) of $(43) million, $(1) million and $(5) million for the years ended December 31, 2019, 2018 and 2017, respectively.

(2)

These AOCI components are included in the computation of net periodic costs (see “Employee Benefit Plans” in Note 13). Reclassification amounts presented net of income tax expense (benefit) of $0 million, $0 million and $2 million for the years ended December 31, 2019, 2018 and 2017, respectively.

(3)	Includes reclassification related to Discontinued Operations in 2017.

Investment gains and losses reclassified from AOCI to Net income (loss) primarily consist of realized gains (losses) on sales and OTTI of AFS securities and are included in Total investment gains (losses), net on the consolidated statements of

F-70

income (loss). Amounts reclassified from AOCI to Net income (loss) as related to defined benefit plans primarily consist of amortizations of net (gains) losses and net prior service cost (credit) recognized as a component of net periodic cost and reported in Compensation and benefits in the consolidated statements of income (loss). Amounts presented in the table above are net of tax.

17)	COMMITMENTS AND CONTINGENT LIABILITIES

Litigation

Litigation, regulatory and other loss contingencies arise in the ordinary course of the Company’s activities as a diversified financial services firm. The Company is a defendant in a number of litigation matters arising from the conduct of its business. In some of these matters, claimants seek to recover very large or indeterminate amounts, including compensatory, punitive, treble and exemplary damages. Modern pleading practice permits considerable variation in the assertion of monetary damages and other relief. Claimants are not always required to specify the monetary damages they seek, or they may be required only to state an amount sufficient to meet a court’s jurisdictional requirements. Moreover, some jurisdictions allow claimants to allege monetary damages that far exceed any reasonably possible verdict. The variability in pleading requirements and past experience demonstrates that the monetary and other relief that may be requested in a lawsuit or claim often bears little relevance to the merits or potential value of a claim. Litigation against the Company includes a variety of claims including, among other things, insurers’ sales practices, alleged agent misconduct, alleged failure to properly supervise agents, contract administration, product design, features and accompanying disclosure, cost of insurance increases, payments of death benefits and the reporting and escheatment of unclaimed property, alleged breach of fiduciary duties, alleged mismanagement of client funds and other matters.

As with other financial services companies, the Company periodically receives informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the Company or the financial services industry. It is the practice of the Company to cooperate fully in these matters.

The outcome of a litigation or regulatory matter is difficult to predict, and the amount or range of potential losses associated with these or other loss contingencies requires significant management judgment. It is not possible to predict the ultimate outcome or to provide reasonably possible losses or ranges of losses for all pending regulatory matters, litigation and other loss contingencies. While it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company’s financial position, based on information currently known, management believes that neither the outcome of pending litigation and regulatory matters, nor potential liabilities associated with other loss contingencies, are likely to have such an effect. However, given the large and indeterminate amounts sought in certain litigation and the inherent unpredictability of all such matters, it is possible that an adverse outcome in certain of the Company’s litigation or regulatory matters, or liabilities arising from other loss contingencies, could, from time to time, have a material adverse effect upon the Company’s results of operations or cash flows in a particular quarterly or annual period.

For some matters, the Company is able to estimate a possible range of loss. For such matters in which a loss is probable, an accrual has been made. For matters where the Company, however, believes a loss is reasonably possible, but not probable, no accrual is required. For matters for which an accrual has been made, but there remains a reasonably possible range of loss in excess of the amounts accrued or for matters where no accrual is required, the Company develops an estimate of the unaccrued amounts of the reasonably possible range of losses. As of December 31, 2019, the Company estimates the aggregate range of reasonably possible losses, in excess of any amounts accrued for these matters as of such date to be up to approximately $100 million.

For other matters, the Company is currently not able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from plaintiffs and other parties, investigation of factual allegations, rulings by a court on motions or appeals, analysis by experts and the progress of settlement discussions. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation and regulatory contingencies and updates the Company’s accruals, disclosures and reasonably possible losses or ranges of loss based on such reviews.

F-71

In August 2015, a lawsuit was filed in Connecticut Superior Court, Judicial Division of New Haven entitled Richard T. O’Donnell, on behalf of himself and all others similarly situated v. AXA Equitable Life Insurance Company. This lawsuit is a putative class action on behalf of all persons who purchased variable annuities from Equitable Life, which were subsequently subjected to the volatility management strategy and who suffered injury as a result thereof. Plaintiff asserts a claim for breach of contract alleging that Equitable Life implemented the volatility management strategy in violation of applicable law. Plaintiff seeks an award of damages individually and on a class-wide basis, and costs and disbursements, including attorneys’ fees, expert witness fees and other costs. In November 2015, the Connecticut Federal District Court transferred this action to the United States District Court for the Southern District of New York. In March 2017, the Southern District of New York granted Equitable Life’s motion to dismiss the complaint. In April 2017, the plaintiff filed a notice of appeal. In April 2018, the United States Court of Appeals for the Second Circuit reversed the trial court’s decision with instructions to remand the case to Connecticut state court. In September 2018, the Second Circuit issued its mandate, following Equitable Life’s notification to the court that it would not file a petition for writ of certiorari. The case was transferred in December 2018 and is pending in Connecticut Superior Court, Judicial District of Stamford. We are vigorously defending this matter.

In February 2016, a lawsuit was filed in the United States District Court for the Southern District of New York entitled Brach Family Foundation, Inc. v. AXA Equitable Life Insurance Company. This lawsuit is a putative class action brought on behalf of all owners of universal life (“UL”) policies subject to Equitable Life’s COI rate increase. In early 2016, Equitable Life raised COI rates for certain UL policies issued between 2004 and 2007, which had both issue ages 70 and above and a current face value amount of $1 million and above. A second putative class action was filed in Arizona in 2017 and consolidated with the Brach matter. The current consolidated amended class action complaint alleges the following claims: breach of contract; misrepresentations by Equitable Life in violation of Section 4226 of the New York Insurance Law; violations of New York General Business Law Section 349; and violations of the California Unfair Competition Law, and the California Elder Abuse Statute. Plaintiffs seek; (a) compensatory damages, costs, and, pre- and post-judgment interest; (b) with respect to their claim concerning Section 4226, a penalty in the amount of premiums paid by the plaintiffs and the putative class; and (c) injunctive relief and attorneys’ fees in connection with their statutory claims. Five other federal actions challenging the COI rate increase are also pending against Equitable Life and have been coordinated with the Brach action for the purposes of pre-trial activities. They contain allegations similar to those in the Brach action as well as additional allegations for violations of various states’ consumer protection statutes and common law fraud. Three actions are also pending against Equitable Life in New York state court. Equitable Life is vigorously defending each of these matters.

Obligations under Funding Agreements

As a member of the FHLBNY, Equitable Life has access to collateralized borrowings. It also may issue funding agreements to the FHLBNY. Both the collateralized borrowings and funding agreements would require Equitable Life to pledge qualified mortgage-backed assets and/or government securities as collateral. Equitable Life issues short-term funding agreements to the FHLBNY and uses the funds for asset, liability, and cash management purposes. Equitable Life issues long-term funding agreements to the FHLBNY and uses the funds for spread lending purposes.

Entering into FHLBNY membership, borrowings and funding agreements requires the ownership of FHLBNY stock and the pledge of assets as collateral. Equitable Life has purchased FHLBNY stock of $322 million and pledged collateral with a carrying value of $9.8 billion as of December 31, 2019.

Funding agreements are reported in Policyholders’ account balances in the consolidated balance sheets. For other instruments used for asset/liability and cash management purposes, see “Derivative and offsetting assets and liabilities” included in Note 4. The table below summarizes the Company’s activity of funding agreements with the FHLBNY.

F-72

Change in FHLBNY Funding Agreements during the Years Ended December 31, 2019 and 2018

	Outstanding Balance at December 31, 2018	Issued During the Period	Repaid During the Period	Long-term Agreements Maturing Within One Year	Outstanding Balance at December 31, 2019
	(in millions)
Short-term funding agreements:
Due in one year or less	$1,640	$29,330	$26,420	$58	$4,608
Long-term funding agreements:
Due in years two through five	1,569	—	—	77	1,646
Due in more than five years	781	—	—	(135)	646

Total long-term funding agreements	2,350	—	—	(58)	2,292

Total funding agreements(1)	$3,990	$29,330	$26,420	$—	$6,900

	Outstanding Balance at December 31, 2017	Issued During the Period	Repaid During the Period	Long-term Agreements Maturing Within One Year	Outstanding Balance at December 31, 2018
	(in millions)
Short-term funding agreements:
Due in one year or less	$500	7,980	$6,990	$150	$1,640
Long-term funding agreements:
Due in years two through five	1,621	—	—	(52)	1,569
Due in more than five years	879	—	—	(98)	781

Total long-term funding agreements	2,500	—	—	(150)	2,350

Total funding agreements(1)	$3,000	$7,980	$6,990	$—	$3,990

(1)

The $9 million, $11 million and $14 million difference between the funding agreements carrying value shown in fair value table for 2019, 2018 and 2017, respectively, reflects the remaining amortization of a hedge implemented and closed, which locked in the funding agreements’ borrowing rates.

Guarantees and Other Commitments

The Company provides certain guarantees or commitments to affiliates and others. At December 31, 2019, these arrangements include commitments by the Company to provide equity financing of $1 billion (including $225 million with affiliates ) to certain limited partnerships and real estate joint ventures under certain conditions. Management believes the Company will not incur material losses as a result of these commitments.

The Company is the obligor under certain structured settlement agreements it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, the Company owns single premium annuities issued by previously wholly-owned life insurance subsidiaries. The Company has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly-owned subsidiaries be unable to meet their obligations. Management believes the need for the Company to satisfy those obligations is remote.

The Company had $17 million of undrawn letters of credit related to reinsurance at December 31, 2019. The Company had $260 million of commitments under existing mortgage loan agreements at December 31, 2019.

Pursuant to certain assumption agreements (the “Assumption Agreements”), AXA Financial legally assumed primary liability from Equitable Life for all current and future liabilities of Equitable Life under certain employee benefit plans that provide participants with medical, life insurance and deferred compensation benefits as well as under the AXA Equitable Retirement plan, a frozen qualified pension plan. Equitable Life remains secondarily liable for its obligations under these plans and would recognize such liabilities in the event AXA Financial does not perform under the terms of the Assumption

F-73

Agreements. On October 1, 2018, AXA Financial merged with and into its direct parent, Holdings, with Holdings continuing as the surviving entity. See Note 1 for further information.

18)	INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

For 2019, 2018 and 2017, respectively, Equitable Life’s statutory net income (loss) totaled $3.9 billion, $3.1 billion and $748 million. Statutory surplus, Capital stock and Asset Valuation Reserve (“AVR”) totaled $8.7 billion and $7.9 billion at December 31, 2019 and 2018, respectively. At December 31, 2019, Equitable Life, in accordance with various government and state regulations, had $58 million of securities on deposit with such government or state agencies.

In 2019, Equitable Life paid to its direct parent which subsequently distributed such amount to Holdings an ordinary shareholder dividend of $1.0 billion. In 2018, Equitable Life paid to its direct parent which subsequently distributed such amount to Holdings an ordinary shareholder dividend of $1.1 billion. Also, in 2018, Equitable Life transferred its interests in ABLP, AB Holding and the General Partner to Alpha Units Holdings, Inc., a newly formed subsidiary, and distributed the shares of that subsidiary to its direct parent which subsequently distributed such shares to Holdings (the “AB Ownership Transfer”). The AB Ownership transfer was considered an extraordinary dividend of $1.7 billion representing the equity value of Alpha Units Holdings, Inc. In connection with the AB Ownership Transfer, Equitable Life paid an extraordinary cash dividend of $572 million and issued a surplus note to Holdings in the same amount. Equitable Life repaid the outstanding principal balance of the surplus note in March 2019.

Dividend Restrictions

As a domestic insurance subsidiary regulated by the insurance laws of New York State, Equitable Life is subject to restrictions as to the amounts the Company may pay as dividends and amounts the Company may repay of surplus notes to Holdings.

New York State insurance law provides that a stock life insurer may not, without prior approval of the New York State Department of Financial Services (“NYDFS”), pay a dividend to its stockholders exceeding an amount calculated under one of two standards (the “Standards”). The first standard allows payment of an ordinary dividend out of the insurer’s earned surplus (as reported on the insurer’s most recent annual statement) up to a limit calculated pursuant to a statutory formula, provided that the NYDFS is given notice and opportunity to disapprove the dividend if certain qualitative tests are not met (the “Earned Surplus Standard”). The second standard allows payment of an ordinary dividend up to a limit calculated pursuant to a different statutory formula without regard to the insurer’s earned surplus. Dividends exceeding these prescribed limits require the insurer to file a notice of its intent to declare the dividends with the NYDFS and prior approval or non-disapproval from the NYDFS.

In applying the Standards, Equitable Life could pay ordinary dividends up to approximately $2.4 billion during 2020.

Intercompany Reinsurance

The company receives statutory reserve credits for reinsurance treaties with EQ AZ Life Re to the extent EQ AZ Life Re holds assets in an irrevocable trust (the “EQ AZ Life Re Trust”). As of December 31, 2019, EQ AZ Life Re holds $1.2 billion of assets in the EQ AZ Life Re Trust and letters of credit of $2.1 billion that are guaranteed by Holdings. Under the reinsurance transactions, EQ AZ Life Re is permitted to transfer assets from the EQ AZ Life Re Trust under certain circumstances. The level of statutory reserves held by EQ AZ Life Re fluctuate based on market movements, mortality experience and policyholder behavior. Increasing reserve requirements may necessitate that additional assets be placed in trust and/or additional letters of credit be secured, which could adversely impact EQ AZ Life Re’s liquidity.

Prescribed and Permitted Accounting Practices

At December 31, 2019 and for the year then ended, there were no differences in net income (loss) and capital and surplus resulting from practices prescribed and permitted by NYDFS and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2019.

The Company cedes a portion of their statutory reserves to EQ AZ Life Re, a captive reinsurer, as part of the Company’s capital management strategy. EQ AZ Life Re prepares financial statements in a special purpose framework for statutory reporting.

F-74

Differences between Statutory Accounting Principles and U.S. GAAP

Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from U.S. GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles (“SAP”) and total equity under U.S. GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders’ account balances under SAP differ from U.S. GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under U.S. GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, Federal income taxes are provided on the basis of amounts currently payable with limited recognition of deferred tax assets while under U.S. GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and U.S. GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) reporting the surplus notes as a component of surplus in SAP but as a liability in U.S. GAAP; (g) computer software development costs are capitalized under U.S. GAAP but expensed under SAP; (h) certain assets, primarily prepaid assets, are not admissible under SAP but are admissible under U.S. GAAP; and (i) cost of reinsurance which is recognized as expense under SAP and amortized over the life of the underlying reinsured policies under U.S. GAAP.

19)	DISCONTINUED OPERATIONS

Distribution of AllianceBernstein to Holdings

Effective December 31, 2018, the Company and its subsidiaries transferred all economic interests in the business of AB to a newly created entity, Alpha Unit Holdings, LLC (“Alpha”). The Company distributed all equity interests in Alpha to AXA Equitable Financial Services, LLC, a wholly-owned subsidiary of Holdings. The AB transfer and subsequent distribution of Alpha equity interests (“the AB Business Transfer”) removed the authority to control the business of AB and as such AB’s operations are now reflected as a discontinued operation in the Company’s consolidated financial statements in all periods presented. Prior to the fourth quarter of 2018, the Company reported the operations of AB as its Investment Management and Research segment.

In connection with the transfer, the Company paid an extraordinary dividend in cash to Holdings in the amount of $572 million. The Company also issued a one-year senior surplus note to Holdings for $572 million that was repaid on March 5, 2019. See Note 12 for details of the senior surplus note.

Transactions Prior to Distribution

Intercompany transactions prior to the AB Business Transfer between the Company and AB were eliminated and excluded from the consolidated statements of income (loss) and consolidated balance sheets.

The table below presents AB’s revenues recognized in 2018 and 2017, disaggregated by category:

	Years Ended December 31,
	2018	2017
	(in millions)
Investment management, advisory and service fees:
Base fees	$2,156	$2,025
Performance-based fees	118	95
Research services	439	450
Distribution services	419	412
Other revenues:
Shareholder services	76	75
Other	35	42

Total investment management and service fees	$3,243	$3,099

F-75

Transactions Ongoing after Distribution

After the AB Business Transfer, services provided by AB will consist primarily of an investment management service agreement and will be included in investment expenses and identified as a related party transaction.

Discontinued Operations

The following table presents the amounts related to the Net income (loss) of AB that has been reflected in Discontinued operations:

	Years Ended December 31,
	2018	2017
	(in millions)
REVENUES
Net derivative gains (losses)	$12	$(24)
Net investment income (loss)	24	142
Investment management and service fees	3,243	3,099
Other income	—	—

Total revenues	$3,279	$3,217

BENEFITS AND OTHER DEDUCTIONS
Compensation and benefits	$1,370	$1,307
Commissions and distribution related payments	427	415
Interest expense	8	6
Other operating costs and expenses	727	789

Total benefits and other deductions	2,532	2,517

Income (loss) from discontinued operations, before income taxes	747	700
Income tax (expense) benefit	(69)	(82)

Net income (loss) from discontinued operations, net of taxes	678	618
Less: Net (income) loss attributable to the noncontrolling interest	(564)	(533)

Net income (loss) from discontinued operations, net of taxes and noncontrolling interest	$114	$85

20)	REDEEMABLE NONCONTROLLING INTEREST

The changes in the components of redeemable noncontrolling interests were:

	Years Ended December 31,
	2019	2018	2017
	(in millions)
Balance, beginning of period	$39	$25	$10
Net earnings (loss) attributable to redeemable noncontrolling interests	5	(2)	1
Purchase/change of redeemable noncontrolling interests	(5)	16	14

Balance, end of period	$39	$39	$25

F-76

21)	QUARTERLY FINANCIAL INFORMATION (UNAUDITED)

The unaudited quarterly financial information for the years ended December 31, 2019 and 2018 are summarized in the table below:

	Three Months Ended
	March 31	June 30	September 30	December 31
	(in millions)
2019
Total revenues	$690	$2,071	$1,946	$441

Total benefits and other deductions	$1,680	$1,753	$2,383	$1,762

Net income (loss)	$(828)	$265	$(262)	$(1,021)

2018
Total revenues	$1,139	$1,621	$27	$4,164

Total benefits and other deductions	$1,512	$4,278	$763	$1,879

Net income (loss)	$(264)	$(2,084)	$(509)	$1,936

Net Income (Loss) Volatility

With the exception of the GMxB Unwind during the second quarter of 2018 that is further described in Note 12, the fluctuation in the Company’s quarterly Net income (loss) during 2019 and 2018 is not due to any specific events or transactions, but instead is driven primarily by the impact of changes in market conditions on the Company’s liabilities associated with GMxB features embedded in its variable annuity products, partially offset by derivatives the Company has in place to mitigate the movement in those liabilities. As those derivatives do not qualify for hedge accounting treatment, volatility in Net income (loss) result from the changes in fair value of the derivatives being recognized in the period in which they occur, with offsetting changes in the liabilities being partially recognized in the current period. An additional source of Net income (loss) volatility is the impact of the Company’s annual actuarial assumption review. See Note 2, Significant Accounting Policies — Assumption Updates, for further detail of the impact of assumption updates on Net income (loss) in 2019 and 2018.

Discontinued Operations

In addition, as further described in Note 19, as a result of the AB Business Transfer effective as of December 31, 2018, AB’s operations are now reflected as Discontinued operations in the Company’s consolidated financial statements. The financial information for prior periods presented in the consolidated financial statements have been adjusted to reflect AB as Discontinued operations.

22)	SUBSEQUENT EVENTS

None.

F-77

AXA EQUITABLE LIFE INSURANCE COMPANY

SCHEDULE I

SUMMARY OF INVESTMENTS — OTHER THAN INVESTMENTS IN RELATED PARTIES

AS OF DECEMBER 31, 2019

	Cost(1)	Fair Value	Carrying Value
	(in millions)
Fixed Maturities:
U.S. government, agencies and authorities	$14,385	$15,231	$14,385
State, municipalities and political subdivisions	584	649	584
Foreign governments	460	490	460
Public utilities	4,618	4,895	4,618
All other corporate bonds	37,729	39,569	37,729
Residential mortgage-backed	161	173	161
Asset-backed	843	844	843
Redeemable preferred stocks	498	511	498

Total fixed maturities	59,278	62,362	59,278
Mortgage loans on real estate(2)	12,090	12,317	12,090
Real estate held for the production of income	27	27	27
Policy loans	3,270	4,199	3,270
Other equity investments	1,149	1,149	1,149
Trading securities	6,376	6,598	6,598
Other invested assets	2,129	2,129	2,129

Total Investments	$84,319	$88,781	$84,541

(1)

Cost for fixed maturities represents original cost, reduced by repayments and write-downs and adjusted for amortization of premiums or accretion of discount; cost for equity securities represents original cost reduced by write-downs; cost for other limited partnership interests represents original cost adjusted for equity in earnings and reduced by distributions.

(2)	Carrying value for mortgage loans on real estate represents original cost adjusted for amortization of premiums or accretion of discount and reduced by valuation allowance.

F-78

AXA EQUITABLE LIFE INSURANCE COMPANY

SCHEDULE IV

REINSURANCE(1)

AS OF AND FOR THE YEARS ENDED DECEMBER 31, 2019, 2018 AND 2017

	Gross Amount	Ceded to Other Companies	Assumed from Other Companies	Net Amount	Percentage of Amount Assumed to Net
	(in millions)
2019
Life insurance in-force	$392,420	$66,770	$31,699	$357,349	8.9%

Premiums:
Life insurance and annuities	$825	$99	$185	$911	20.3%
Accident and health	43	27	9	25	36.0%

Total Premiums	$868	$126	$194	$936	20.7%

2018
Life insurance in-force	$390,374	$69,768	$30,322	$350,928	8.6%

Premiums:
Life insurance and annuities	$787	$128	$177	$836	21.2%
Accident and health	49	32	9	26	34.6%

Total Premiums	$836	$160	$186	$862	21.6%

2017
Life insurance in-force	$392,926	$73,843	$30,300	$349,383	8.7%

Premiums:
Life insurance and annuities	$826	$135	$186	$877	21.2%
Accident and health	54	36	9	27	33.3%

Total Premiums	$880	$171	$195	$904	21.6%

(1)	Includes amounts related to the discontinued group life and health business.

F-79

Equitable Financial Life Insurance Company

Supplement dated May 1, 2020 to prospectuses for Accumulator®

This Supplement updates certain information in the most recent prospectus and statement of additional information you received for any of your Equitable Financial Life Insurance Company (the “Company”, “we”, “our” and “us”) (formerly AXA Equitable Life Insurance Company) variable annuity products listed above, and in any Supplements to that prospectus and statement of additional information. The Appendix sets forth the dates of such prior prospectuses, statements of additional information and supplements, which, in addition to this Supplement, should be kept for future reference. All prospectuses, statements of additional information and supplements listed in Appendix I are hereby incorporated by reference.

Together, the most recent prospectus and any supplement since the most recent prospectus, including this Supplement, are disclosure documents that describe all of the contract’s material features, benefits, rights and obligations, as well as other information. The description of the contract’s material provisions in that prospectus and the Supplements are current as of their respective dates. If certain material provisions under the contract are changed after the date of that prospectus in accordance with the contract, those changes will be described in a supplement. You should read this Supplement in conjunction with your most recent prospectus and any other intervening supplements. The contract should also be read carefully.

With limited exceptions, we no longer accept contributions to the contracts. We currently continue to accept contributions to: (i) QP contracts; and (ii) all contracts issued in the state of Maryland. References to contributions in this Prospectus are for the benefit of contract owners currently eligible to continue making contributions to the contracts.

We have filed with the Securities and Exchange Commission (“SEC”) our Statement of Additional Information (SAI) dated May 1, 2020. If you do not presently have a copy of the prospectus and prior Supplements, you may obtain additional copies, as well as a copy of the SAI, from us, free of charge, by writing to Equitable Financial Life Insurance Company, P.O. Box 1547, Secaucus, NJ 07096-1547, or calling (800) 789-7771. If you only need a copy of the SAI, you may mail in the SAI request form located at the end of this Supplement. The SAI has been incorporated by reference into this Supplement. This Supplement and the SAI can also be obtained from the SEC’s website at www.sec.gov.

Electronic delivery of shareholder reports (pursuant to Rule 30e-3). Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the shareholder reports for portfolio companies available under your contract will no longer be sent by mail, unless you specifically request paper copies of the reports from the Company or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications electronically from the Company by calling 1-800-789-7771 or by calling your financial intermediary.

You may elect to receive all future reports in paper free of charge. You can inform the Company or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling 1-877-522-5035, by sending an email request to EquitableFunds@dfinsolutions.com, or by calling your financial intermediary. Your election to receive reports in paper will apply to all portfolio companies available under your contract.

In this Supplement, we provide information on the following: (1) how to reach us; (2) investment options; (3) the Trusts’ annual expenses and expense example; (4) important information about your guaranteed benefits; (5) effect of your account value falling to zero; (6) tax information; (7) updated information on the Company; (8) legal proceedings; (9) distribution of the contracts; (10) guaranteed benefit offers; (11) incorporation of certain documents by reference; (12) financial statements; (13) condensed financial information; (14) hypothetical illustrations; and (15) other considerations.

#822069

(1)	How to reach us

Please communicate with us at the mailing addresses listed below for the purposes described. You can also use our Online Account Access system to access information about your account and to complete certain requests through the Internet. Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed. For example, our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing. In addition, the level and type of service available may be restricted based on criteria established by us. In order to avoid delays in processing, please send your correspondence and check to the appropriate location, as follows:

For correspondence with checks:

For contributions sent by regular mail:

Retirement Service Solutions

P.O. Box 1577

Secaucus, NJ 07096-1577

For contributions sent by express delivery:

Retirement Service Solutions

500 Plaza Drive, 6th Floor

Secaucus, NJ 07094

For correspondence without checks:

For all other communications (e.g., requests for transfers, withdrawals, or required notices) sent by regular mail:

Retirement Service Solutions

P.O. Box 1547

Secaucus, NJ 07096-1547

For all other communications (e.g., requests for transfers, withdrawals, or required notices) sent by express delivery:

Retirement Service Solutions

500 Plaza Drive, 6th Floor

Secaucus, NJ 07094

Your correspondence will be picked up at the mailing address noted above and delivered to our processing office. Your correspondence, however, is not considered received by us until it is received at our processing office. Where this Prospectus refers to the day when we receive a contribution, request, election, notice, transfer or any other transaction request from you, we mean the day on which that item (or the last thing necessary for us to process that item) arrives in complete and proper form at our processing office or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives (1) on a day that is not a business day or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day. Our processing office is: 500 Plaza Drive, 6th Floor, Secaucus, New Jersey 07094.

Reports we provide:

•	written confirmation of financial transactions;
•	statement of your contract values at the close of each calendar year and any calendar quarter in which there was a financial transaction; and

•	annual statement of your contract values as of the close of the contract year, including notification of eligibility to exercise the guaranteed minimum income benefit, if applicable.

Online Account Access system:

Online Account Access is designed to provide this information through the Internet. You can obtain information on:

•	your current account value;

•	your current allocation percentages;

•	the number of units you have in the variable investment options;

•	rates to maturity for the fixed maturity options;

•	the daily unit values for the variable investment options; and

•	performance information regarding the variable investment options.

You can also:

•	change your allocation percentages and/or transfer among the investment options;

•	elect to receive certain contract statements electronically;

•	enroll in, modify or cancel a rebalancing program;

•	change your address;

•	change your password; and

•	access Frequently Asked Questions and Service Forms.

Online Account Access is normally available seven days a week, 24 hours a day. You may use Online Account Access by visiting our website at www.equitable.com. Of course, for reasons beyond our control, this service may sometimes be unavailable.

We have established procedures to reasonably confirm that the instructions communicated by the Internet are genuine. For example, we will require certain personal identification information before we will act on Internet instructions and we will provide written confirmation of your transfers. If we do not employ reasonable procedures to confirm the genuineness of Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following Internet instructions we reasonably believe to be genuine.

We reserve the right to limit access to this service if we determine that you engaged in a disruptive transfer activity, such as “market timing” (see “Disruptive transfer activity” in “Transferring your money among investment options” in your Prospectus).

2

Customer service representative:

You may also use our toll-free number (1-800-789-7771) to speak with one of our customer service representatives. Our customer service representatives are available on the following business days:

•	Monday through Thursday from 8:30 a.m. until 7:00 p.m., Eastern time.

•	Friday from 8:30 a.m. until 5:30 p.m., Eastern time.

All requests for withdrawals must be made on a specific form that we provide. Please contact one of our customer service representatives for more information.

3

(2)	Investment options

Portfolios of the Trusts

We offer affiliated Trusts, which in turn offer one or more Portfolios. Equitable Investment Management Group, LLC (“Equitable IMG”), formerly AXA Equitable Funds Management Group, LLC, a wholly owned subsidiary of the Company, serves as the investment adviser of the Portfolios of EQ Premier VIP Trust and EQ Advisors Trust. For some Portfolios, Equitable IMG has entered into sub-advisory agreements with one or more other investment advisers (the “sub-advisers”) to carry out the day-to-day investment decisions for the Portfolios. As such, among other responsibilities, Equitable IMG oversees the activities of the sub-advisers with respect to the affiliated Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the sub-adviser(s) for each Portfolio, if any. The chart below also shows the currently available Portfolios and their investment objectives.

You should be aware that Equitable Advisors, LLC (Equitable Financial Advisors in MI and TN), (“Equitable Advisors”) and Equitable Distributors, LLC (“Equitable Distributors”), (together, the “Distributors”) directly or indirectly receive 12b-1 fees from the Portfolios for providing certain distribution and/or shareholder support services. These fees will not exceed 0.25% of the Portfolios’ average daily net assets. The Portfolios’ sub-advisers and/or their affiliates may also contribute to the cost of expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the sub-advisers’ respective Portfolios. In addition, Equitable IMG receives management fees and administrative fees in connection with the services it provides to the Portfolios.

As a contract owner, you may bear the costs of some or all of these fees and payments through your indirect investment in the Portfolios. (See the Portfolios’ prospectuses for more information.) These fees and payments, as well as the Portfolios’ investment management fees and administrative expenses, will reduce the underlying Portfolios’ investment returns. The Company and/or its affiliates may profit from these fees and payments. The Company considers the availability of these fees and payment arrangements during the selection process for the underlying Portfolios. These fees and payment arrangements may create an incentive for us to select Portfolios (and classes of shares of Portfolios) that pay us higher amounts.

Some Portfolios invest in other affiliated Portfolios (the “EQ Fund of Fund Portfolios”). The EQ Fund of Fund Portfolios offer contract owners a convenient opportunity to invest in other Portfolios that are managed and have been selected for inclusion in the EQ Fund of Fund Portfolios by Equitable IMG. Equitable Advisors, an affiliated broker-dealer of the Company, may promote the benefits of such Portfolios to contract owners and/or suggest that contract owners consider whether allocating some or all of their account value to such Portfolios is consistent with their desired investment objectives. In doing so, the Company, and/or its affiliates, may be subject to conflicts of interest insofar as the Company may derive greater revenues from the EQ Fund of Fund Portfolios than certain other Portfolios available to you under your contract. Please see “Allocating your contributions” later in this section for more information about your role in managing your allocations.

As described in more detail in the Portfolio prospectuses, the EQ Managed Volatility Portfolios may utilize a proprietary volatility management strategy developed by Equitable IMG (the “EQ volatility management strategy”), and, in addition, certain EQ Fund of Fund Portfolios may invest in affiliated Portfolios that utilize this strategy. The EQ volatility management strategy employs various volatility management techniques, such as the use of ETFs or futures and options, to reduce the Portfolio’s equity exposure during periods when certain market indicators indicate that market volatility above specific thresholds set for the Portfolio. When market volatility is increasing above the specific thresholds set for a Portfolio utilizing the EQ volatility management strategy, the adviser of the Portfolio may reduce equity exposure. Although this strategy is intended to reduce the overall risk of investing in the Portfolio, it may not effectively protect the Portfolio from market declines and may increase its losses. Further, during such times, the Portfolio’s exposure to equity securities may be less than that of a traditional equity portfolio. This may limit the Portfolio’s participation in market gains and result in periods of underperformance, including those periods when the specified benchmark index is appreciating, but market volatility is high. It may also impact the value of certain guaranteed benefits, as discussed below.

The EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ Fund of Fund Portfolios that invest in Portfolios that use the EQ volatility management strategy, are identified below in the chart by a “✓ “ under the column entitled “ Volatility Management.”

Portfolios that utilize the EQ volatility management strategy (or, in the case of certain EQ Fund of Fund Portfolios, invest in other Portfolios that use the EQ volatility management strategy) are designed to reduce the overall volatility of your account value and provide you with risk-adjusted returns over time. The reduction in volatility helps us manage the risks associated with providing guaranteed benefits during times of high volatility in the equity market. During rising markets, the EQ volatility management strategy, however, could result in your account value rising less than would have been the case had you been invested in a Portfolio that does not utilize the EQ volatility management strategy (or, in the case of the EQ Fund of Fund Portfolios, invest exclusively in other Portfolios that do not use the EQ volatility management strategy). This may effectively suppress the value of guaranteed benefit(s) that are eligible for periodic benefit base resets because your benefit base is available for resets only when your account value is higher. Conversely, investing in investment options that feature a managed-volatility strategy may be helpful in a declining market when high market volatility triggers a reduction in the investment

4

option’s equity exposure because during these periods of high volatility, the risk of losses from investing in equity securities may increase. In these instances, your account value may decline less than would have been the case had you not been invested in investment options that feature a volatility management strategy.

Please see the underlying Portfolio prospectuses for more information in general, as well as more information about the EQ volatility management strategy. Please further note that certain other Portfolios may utilize volatility management techniques that differ from the EQ volatility management strategy. Such techniques could also impact your account value and guaranteed benefit(s), if any, in the same manner described above. Please see the Portfolio prospectuses for more information about the Portfolios’ objective and strategies.

Asset Transfer Program. Portfolio allocations in certain of our variable annuity contracts with guaranteed benefits are subject to our Asset Transfer Program (ATP) feature. The ATP helps us manage our financial exposure in connection with providing certain guaranteed benefits, by using predetermined mathematical formulas to move account value between the EQ/Ultra Conservative Strategy Portfolio (an investment option utilized solely by the ATP) and the other Portfolios offered under those contracts. You should be aware that operation of the predetermined mathematical formulas underpinning the ATP has the potential to adversely impact the Portfolios, including their performance, risk profile and expenses. This means that Portfolio investments in contracts with no ATP feature, such as yours, could still be adversely impacted. Particularly during times of high market volatility, if the ATP triggers substantial asset flows into and out of a Portfolio, it could have the following effects on all contract owners invested in that Portfolio:

(a)

By requiring a Portfolio sub-adviser to buy and sell large amounts of securities at inopportune times, a Portfolio’s investment performance and the ability of the sub-adviser to fully implement the Portfolio’s investment strategy could be negatively affected; and

(b)

By generating higher turnover in its securities or other assets than it would have experienced without being impacted by the ATP, a Portfolio could incur higher operating expense ratios and transaction costs than comparable funds. In addition, even Portfolios structured as funds-of-funds that are not available for investment by contract owners who are subject to the ATP could also be impacted by the ATP if those Portfolios invest in underlying funds that are themselves subject to significant asset turnover caused by the ATP. Because the ATP formulas generate unique results for each contract, not all contract owners who are subject to the ATP will be affected by operation of the ATP in the same way. On any particular day on which the ATP is activated, some contract owners may have a portion of their account value transferred to the EQ/Ultra Conservative Strategy Portfolio investment option and others may not. If the ATP causes significant transfers of total account value out of one or more Portfolios, any resulting negative effect on the performance of those Portfolios will be experienced to a greater extent by a contract owner (with or without the ATP) invested in those Portfolios whose account value was not subject to the transfers.

EQ Premier VIP Trust(1) Class B Shares Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
EQ/AGGRESSIVE ALLOCATION	Seeks to achieve long-term capital appreciation.	• Equitable Investment Management Group, LLC	✓
EQ/CONSERVATIVE ALLOCATION	Seeks to achieve a high level of current income.	• Equitable Investment Management Group, LLC	✓
EQ/CONSERVATIVE PLUS ALLOCATION	Seeks to achieve current income and growth of capital, with a greater emphasis on current income.	• Equitable Investment Management Group, LLC	✓
EQ/MODERATE ALLOCATION	Seeks to achieve long-term capital appreciation and current income.	• Equitable Investment Management Group, LLC	✓
EQ/MODERATE PLUS ALLOCATION	Seeks to achieve long-term capital appreciation and current income, with a greater emphasis on capital appreciation.	• Equitable Investment Management Group, LLC	✓

EQ Advisors Trust Class IB Shares Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
1290 VT GAMCO MERGERS & ACQUISITIONS	Seeks to achieve capital appreciation.	• Equitable Investment Management Group, LLC • GAMCO Asset Management, Inc.
1290 VT GAMCO SMALL COMPANY VALUE	Seeks to maximize capital appreciation.	• Equitable Investment Management Group, LLC • GAMCO Asset Management, Inc.

5

EQ Advisors Trust Class IB Shares Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
1290 VT SMARTBETA EQUITY(*)(2)	Seeks to achieve long-term capital appreciation.	• AXA Rosenberg Investment Management, LLC • Equitable Investment Management Group, LLC
1290 VT SOCIALLY RESPONSIBLE	Seeks to achieve long-term capital appreciation.	• BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC
EQ/400 MANAGED VOLATILITY	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• AllianceBernstein L.P. • BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC	✓
EQ/2000 MANAGED VOLATILITY	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• AllianceBernstein L.P. • BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC	✓
EQ/AB SHORT DURATION GOVERNMENT BOND	Seeks to achieve a balance of current income and capital appreciation, consistent with a prudent level of risk.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC
EQ/AB SMALL CAP GROWTH	Seeks to achieve long-term growth of capital.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC
EQ/AGGRESSIVE GROWTH STRATEGY(*)(3)	Seeks long-term capital appreciation and current income, with a greater emphasis on capital appreciation.	• Equitable Investment Management Group, LLC	✓
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	Seeks to achieve capital appreciation, which may occasionally be short-term, with an emphasis on risk adjusted returns and managing volatility in the Portfolio.	• BlackRock Investment Management, LLC • ClearBridge Investments, LLC • Equitable Investment Management Group, LLC	✓
EQ/COMMON STOCK INDEX	Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 3000® Index, including reinvestment of dividends, at a risk level consistent with that of the Russell 3000® Index.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC
EQ/CORE BOND INDEX	Seeks to achieve a total return before expenses that approximates the total return performance of the Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index, including reinvestment of dividends, at a risk level consistent with that of the Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index.	• Equitable Investment Management Group, LLC • SSgA Funds Management, Inc.
EQ/EQUITY 500 INDEX	Seeks to achieve a total return before expenses that approximates the total return performance of the Standard & Poor’s 500® Composite Stock Index, including reinvestment of dividends, at a risk level consistent with that of the Standard & Poor’s 500® Composite Stock Index.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC

6

EQ Advisors Trust Class IB Shares Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
EQ/FRANKLIN BALANCED MANAGED VOLATILITY	Seeks to maximize income while maintaining prospects for capital appreciation with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC • Franklin Advisers, Inc.
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	Seeks to achieve long-term total return with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC • Franklin Advisers, Inc.	✓
EQ/GLOBAL EQUITY MANAGED VOLATILITY	Seeks to achieve long-term capital appreciation with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC • Invesco Advisers, Inc. • Morgan Stanley Investment Management Inc.	✓
EQ/INTERMEDIATE GOVERNMENT BOND	Seeks to achieve a total return before expenses that approximates the total return performance of the Bloomberg Barclays U.S. Intermediate Government Bond Index, including reinvestment of dividends, at a risk level consistent with that of the Bloomberg Barclays U.S. Intermediate Government Bond Index.	• Equitable Investment Management Group, LLC • SSgA Funds Management, Inc.
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

•   BlackRock Investment Management, LLC

•   EARNEST Partners, LLC

•   Equitable Investment Management Group, LLC

•   Federated Global Investment Management Corp.

•   Massachusetts Financial Services Company d/b/a MFS Investment Management

✓
EQ/INTERNATIONAL EQUITY INDEX	Seeks to achieve a total return (before expenses) that approximates the total return performance of a composite index comprised of 40% DJ Euro STOXX 50 Index, 25% FTSE 100 Index, 25% TOPIX Index, and 10% S&P/ASX 200 Index, including reinvestment of dividends, at a risk level consistent with that of the composite index.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	Seeks to provide current income and long-term growth of income, accompanied by growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC • Harris Associates L.P.	✓

7

EQ Advisors Trust Class IB Shares Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
EQ/JANUS ENTERPRISE	Seeks to achieve capital growth.	• Equitable Investment Management Group, LLC • Janus Capital Management LLC
EQ/LARGE CAP CORE MANAGED VOLATILITY	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• BlackRock Investment Management, LLC • Capital International, Inc. • Equitable Investment Management Group, LLC • Thornburg Investment Management, Inc. • Vaughn Nelson Investment Management	✓
EQ/LARGE CAP GROWTH INDEX	Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 1000® Growth Index, including reinvestment of dividends at a risk level consistent with the Russell 1000® Growth Index.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	Seeks to provide long-term capital growth with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

•   BlackRock Investment Management, LLC

•   Equitable Investment Management Group, LLC

•   HS Management Partners, LLC

•   Loomis, Sayles & Company, L.P.

•   Polen Capital Management, LLC

•   T. Rowe Price Associates, Inc.

✓
EQ/LARGE CAP VALUE INDEX	Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 1000® Value Index, including reinvestment of dividends, at a risk level consistent with that of the Russell 1000® Value Index.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC
EQ/LARGE CAP VALUE MANAGED VOLATILITY	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• AllianceBernstein L.P. • BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC • Massachusetts Financial Services Company d/b/a MFS Investment Management	✓
EQ/MID CAP INDEX	Seeks to achieve a total return before expenses that approximates the total return performance of the Standard & Poor’s MidCap 400® Index, including reinvestment of dividends, at a risk level consistent with that of the Standard & Poor’s MidCap 400® Index.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC

8

EQ Advisors Trust Class IB Shares Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
EQ/MID CAP VALUE MANAGED VOLATILITY	Seeks to achieve long-term capital appreciation with an emphasis on risk adjusted returns and managing volatility in the Portfolio.	• BlackRock Investment Management, LLC • Diamond Hill Capital Management, Inc. • Equitable Investment Management Group, LLC • Wellington Management Company, LLP	✓
EQ/MONEY MARKET(†)	Seeks to obtain a high level of current income, preserve its assets and maintain liquidity.	• BNY Mellon Investment Adviser, Inc. • Equitable Investment Management Group, LLC
EQ/QUALITY BOND PLUS	Seeks to achieve high current income consistent with moderate risk to capital.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC • Pacific Investment Management Company LLC
EQ/SMALL COMPANY INDEX	Seeks to replicate as closely as possible (before expenses) the total return of the Russell 2000® Index.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC
MULTIMANAGER TECHNOLOGY	Seeks to achieve long-term growth of capital.	• AllianceBernstein L.P. • Allianz Global Investors U.S. LLC • Equitable Investment Management Group, LLC • Wellington Management Company, LLP

(+)

The Portfolio operates as a “government money market fund.” The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.

(1)	Formerly known as AXA Premier VIP Trust.
(*)

This information reflects the merger of variable investment options. The chart below reflects the acquired variable investment which may continue to be used in certain documents for a period of time after the date of this prospectus, and the acquiring variable investment option. The number in the “FN” column corresponds with the number contained in the table above.

FN	Acquired Variable Investment Option	Acquiring Variable Investment Option

(2)	EQ/Templeton Global Equity Managed Volatility	1290 VT SmartBeta Equity

(3)	EQ/Franklin Templeton Allocation Managed Volatility	EQ/Aggressive Growth Strategy

You should consider the investment objectives, risks and charges and expenses of the Portfolios carefully before investing. The prospectuses for the Trusts contain this and other important information about the Portfolios. The prospectuses should be read carefully before investing. In order to obtain copies of Trust prospectuses that do not accompany this Supplement, you may call one of our customer service representatives at 1-800-789-7771.

9

(3)	The Trusts’ annual expenses and expense example

The following table shows the lowest and highest total operating expenses charged by any of the Portfolios that you will pay periodically during the time that you own the contract. These fees and expenses are reflected in the Portfolio’s net asset value each day. Therefore, they reduce the investment return of the Portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each Portfolio’s fees and expenses is contained in the Trust prospectus for the Portfolio.

You also bear your proportionate share of all fees and expenses paid by a “Portfolio” that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses charged by any of the Portfolios that you will pay periodically during the time that you own the contract. These fees and expenses are reflected in the Portfolio’s net asset value each day. Therefore, they reduce the investment return of the Portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each Portfolio’s fees and expenses is contained in the Trust prospectus for the Portfolio.

Portfolio operating expenses expressed as an annual percentage of daily net assets
Total Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets including management fees, 12b-1 fees, service fees, and/or other expenses)(1)	Lowest 0.58%	Highest 1.38%
(1)	The “Total Annual Portfolio Operating Expenses” are based, in part on estimated amounts of such expenses.

Example

This example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses of 1.55% (actual expenses under your contract may be less), and underlying trust fees and expenses.

The example below shows the expenses that a hypothetical contract owner (who has elected the Guaranteed Minimum Income Benefit with either the 5% Roll-Up to age 80 or the Annual Ratchet to age 80 Guaranteed minimum death benefit and Protection PlusSM) would pay in the situations illustrated. The example assumes no annual administrative charge. Some of these features may not be available or may be different under your contract. Some of these charges may not be applicable under your contract.

The fixed maturity options and the account for special dollar cost averaging are not covered by the fee table and example. However, the annual administrative charge, the charge if you elect a Variable Immediate Annuity payout option, the charge for any optional benefits and the withdrawal charge do apply to the fixed maturity options and the account for special dollar cost averaging. A market value adjustment (up or down) may apply as a result of a withdrawal, transfer, or surrender of amounts from a fixed maturity option. Some of these investment options and charges may not be applicable under your contract.

The example assumes that you invest $10,000 in the contract for the time periods indicated and that your investment has a 5% return each year. Other than the administrative charge (which is described immediately above), the example also assumes maximum contract charges and total annual expenses of the Portfolios (before expense limitations) set forth in the previous charts. This example should not be considered a representation of past or future expenses for each option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the example is not an estimate or guarantee of future investment performance. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	If you surrender your contract at the end of the applicable time period				If you do not surrender your contract at the end of the applicable time period
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
(a) assuming maximum fees and expenses of any of the Portfolios	$1,060	$1,599	$2,164	$3,892	$360	$1,099	$1,864	$3,892
(b) assuming minimum fees and expenses of any of the Portfolios	$976	$1,350	$1,753	$3,101	$276	$850	$1,453	$3,101

For information on how your contract works under certain hypothetical circumstances, please see item (14) at the end of this Supplement.

(4)	Important information about your guaranteed benefits

If you elected a guaranteed benefit that provides a 4%, 5%, or 6% (or greater) roll-up, an allocation to any investment option that rolls up at lower rate, such as 3% or 4%, will effectively reduce the growth rate of your guaranteed benefit. Generally, the EQ/Money Market, EQ/Intermediate Government Bond, EQ/Quality Bond PLUS, the Fixed Maturity Options, the Special 10 year fixed maturity option, and the loan reserve account under Rollover TSA are investment options for which the benefit base rolls up at a lower rate (the “lower Roll-Up rate options”). All other investment options continue to roll up at 4%, 5% or 6% (the

10

“higher Roll-Up rate options”), as provided by your Accumulator® Series contract. For more information about these benefits, please see “Contract features and benefits” in your Prospectus, or your contract, or consult with your financial professional.

Dollar-for-dollar withdrawal service

If you have at least one guaranteed benefit where withdrawals reduce the benefit base on a dollar-for-dollar basis, you may request a one-time lump sum or systematic withdrawal through our Dollar-for-Dollar Withdrawal Service. Withdrawals under this automated withdrawal service will never result in a pro-rata reduction of the guaranteed benefit base, and will never terminate the no-lapse guarantee if your contract had the no-lapse guarantee prior to utilizing this service and provided that you do not take any withdrawals outside the service. Systematic withdrawals set up using the Dollar-for-Dollar Withdrawal Service adjust automatically to account for financial transactions that may otherwise have an adverse impact on your guaranteed benefits, and, for certain types of withdrawals, adjust automatically to increase the withdrawal amount.

You may use the Dollar-for-Dollar Withdrawal Service to elect a one-time lump sum withdrawal or to enroll in systematic withdrawals at monthly, quarterly, or annual intervals. If you take withdrawals using this service, you must choose whether you want your withdrawal to be calculated to: (i) preserve the Roll-up benefit base as of the last contract date anniversary (or the benefit base as of the withdrawal transaction date); or (ii) take the full dollar-for-dollar withdrawal amount available under the contract to avoid a pro-rata reduction of the guaranteed benefit base.

•

Roll-up benefit base preservation:  You can request a withdrawal that will preserve the Roll-up benefit base as of the last contract anniversary or the withdrawal transaction date. In general, this amount will be less than the Roll-up rate times the last contract date anniversary benefit base. This calculation results from the fact that the Roll-up benefit base rolls up daily. If a withdrawal is taken on any day prior to the last day of the contract year, the daily roll-up rate will be applied going forward to the reduced benefit base. Therefore, the benefit base is only fully increased by an annual amount that equals the roll-up rate times the prior contract date anniversary benefit base if there have been no withdrawals during that year.

Because the Roll-up benefit base no longer rolls up after the age noted in your contract any withdrawals you take at such age will always reduce your benefit base. You must stop taking withdrawals after age 85, if you wish to preserve your benefit base

•

Full dollar-for-dollar:  You can request to withdraw the full dollar-for-dollar withdrawal amount. Full dollar-for-dollar withdrawals reduce the guaranteed benefit base and cause the value of the benefit base on the next contract date anniversary to be lower than the prior contract date anniversary, assuming no additional contributions or resets have occurred. In general, taking full dollar-for-dollar withdrawals will cause a reduction to the guaranteed benefit base over time and decrease the full dollar-for-dollar withdrawal amount available in subsequent contract years. The reduction in dollar-for-dollar amounts is due to amounts being withdrawn prior to earning the full year’s annual compounded Roll-up rate. Although the benefit base will reduce over time, full dollar-for-dollar withdrawals taken through the service always reduce the benefit base in the amount of the withdrawal and never more than the withdrawal amount.

If you are over the age at which your Roll-up benefit base no longer increases, your benefit base is no longer credited with the annual roll-up rate, so even withdrawals based on the Full dollar-for-dollar calculation will significantly reduce the value of your benefit. Every withdrawal you take will permanently reduce your Roll-up benefit base by at least the full amount of the withdrawal.

If you request a withdrawal calculation that preserves your roll up benefit base, the Dollar-for-Dollar Withdrawal Service adjusts for investment options to which a lower Roll-up rate applies. If you want to preserve your roll up benefit base and you elected a guaranteed benefit that provides a 4%, 5%, or 6% (or greater) roll-up, allocations of account value to any lower Roll-up option will generally reduce the amount of withdrawals under the Dollar-for-Dollar Withdrawal Service.

We will make the withdrawal on any day of the month that you select as long as it is not later than the 28th day of the month. However, you must elect a date that is more than three calendar days prior to your contract date anniversary.

There is no charge to use the Dollar-for-Dollar Withdrawal Service. Currently, we do not charge for quotes from the Dollar-for-Dollar Withdrawal Service but reserve the right to charge for such quotes upon advance notice to you. Please speak with your financial professional or call us for additional information about the Dollar-for-Dollar Withdrawal Service.

Withdrawals after the age which your Guaranteed minimum death benefit base stops increasing. If your death benefit base is no longer eligible to increase due to your age, any further withdrawals will permanently reduce the value of your benefit. As a result, if you have a Guaranteed minimum death benefit based on a Roll-up benefit base:

•	You can no longer take withdrawals and preserve the benefit base.

•	You should stop taking withdrawals if you wish to maintain the value of the benefit.

•

If you want to continue taking withdrawals, you can ensure that those withdrawals will reduce your benefit base on a dollar-for-dollar rather than pro rata basis by enrolling in the full dollar-for-dollar withdrawal service.

11

•

The maximum amount you are able to withdraw each year without triggering a pro rata reduction in your benefit base will decrease. If you do not enroll in the full dollar-for-dollar withdrawal service and want to ensure that your withdrawals reduce your benefit base on a dollar-for-dollar basis, you should make sure that the sum of your withdrawals in a contract year is equal to or less than the value of the applicable Roll-up rate times your benefit base on your most recent contract date anniversary.

If you have the Annual Ratchet death benefit, it is always reduced pro rata by withdrawals, regardless of your age. However, like the Roll-up benefit base, the Annual Ratchet benefit base will no longer be eligible to increase. It will be permanently reduced by all withdrawals.

If you do not use the Dollar-for-Dollar Withdrawal Service, you may reduce your benefits more than you intend.

Guaranteed minimum death benefit

Even after the Roll-Up to age 85 benefit base stops rolling up, the associated Guaranteed minimum death benefit will remain in effect. We will continue to deduct the charge for the Guaranteed minimum death benefit, and if the contract owner subsequently dies while the contract is still in effect, we will pay a death benefit equal to the higher of the account value and the applicable Guaranteed minimum death benefit base amount.

(5)	Effect of your account value falling to zero

Your contract will terminate without value if your account value is insufficient to pay any applicable charges when due. Your account value could become insufficient due to withdrawals and/or poor market performance. Upon such termination, you will lose, if elected, your Guaranteed minimum income benefit, Guaranteed minimum death benefit and any other applicable guaranteed benefits. If your account value is low, we strongly urge you to contact your financial professional or us to determine the appropriate course of action prior to your next contract date anniversary. Your options may include stopping withdrawals or exercising your guaranteed benefits. If your contract was issued in Maryland, you may be able to prevent termination of your contract by making a contribution under certain circumstances. Please call our processing office to determine if this applies to your contract.

Guaranteed minimum income benefit. We deduct guaranteed benefit and annual administrative charges from your account value on your contract date anniversary, while you can exercise the Guaranteed minimum income benefit, if eligible, only during the 30 day period following your contract date anniversary. Therefore, if your account value is not sufficient to pay all charges on your next contract date anniversary, you will not have an opportunity to exercise your Guaranteed minimum income benefit.

(6)	Tax information

SECURE Act Summary

The “Setting Every Community Up for Retirement Enhancement Act” (“SECURE Act”) was enacted at the end of 2019 and is generally effective January 1, 2020. The SECURE Act provisions affect tax-favored and tax qualified plans and contracts such as IRAs. Among other things, the SECURE Act extends the age generally triggering when lifetime required minimum distributions must begin from tax-favored and tax qualified plans and contracts. The age is extended from age 70 ½ to age 72, but only for individuals who attain age 70 ½ on or after January 1, 2020 (e.g., a birthdate of July 1, 1949 or later). For individuals who attained age 70 ½ on or before December 31, 2019 (e.g., a birthdate of June 30, 1949 or earlier) the commencement of lifetime required minimum distributions is still triggered by attaining age 70 ½.

Also, the SECURE Act revises the rules applicable to post-death distributions from tax-favored and tax qualified plans and contracts for plan participants and contract owners dying after December 31, 2019. Benefits under existing contracts may have to be paid out faster than what was required before the passage of the SECURE Act. Generally, the entire interest of a beneficiary who is an individual must be distributed within 10 years of the death of the plan participant or contract owner, without regard to whether the deceased died before or after the required beginning date for lifetime required minimum distributions. A beneficiary who is an individual and who has the status of “Eligible Designated Beneficiary” or “EDB” is permitted to stretch payments over life or over life expectancy period. An Eligible Designated Beneficiary generally includes a surviving spouse, a minor child (until the child reaches the age of majority), an individual with chronic illness or disability, or any other person not more than 10 years younger than the plan participant or contract owner. Also, trusts which are death beneficiaries generally can no longer take death benefits over the life expectancy period of the oldest trust beneficiary. The rules applicable to post-death distributions to beneficiaries which are entities apply, and are the same as under prior law. Finally, even where the plan participant or contract owner died before December 31, 2019, should the original beneficiary who is an individual die before the entire interest is distributed and after December 31, 2019, the remaining interest must generally be distributed within 10 years after the death of the original beneficiary.

For taxable years beginning after December 31, 2019, the SECURE Act also removes the limitation on making regular contributions with respect to compensation to an IRA for the year the owner reaches age 70 ½.

12

CARES Act

Congress enacted the Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”) on March 27, 2020, with certain provisions immediately effective or retroactively effective to January 1, 2020. If you own a tax-qualified contract or intend to purchase a tax-qualified contract, you should consult with your tax adviser regarding how the CARES Act impacts your unique situation. The CARES Act suspends required minimum distributions during the 2020 calendar year for many tax-qualified and tax-favored plans and contracts (such as defined contribution plans, 403(b) plans, government sponsored employer 457(b) plans, and IRAs). Please read all disclosure in this Supplement accordingly. The CARES Act permits penalty-free withdrawals during 2020 from such plans and contracts by individuals affected by coronavirus or the economic aftermath. Coronavirus-related distributions from all such plans and contracts would be limited to an aggregate of $100,000 for any individual. The individual would be able to repay the amount of the distribution to the plan or contract within a 3-year period. The CARES Act also increases availability of specified qualified plan loans and flexibility of repayment. Please consult your tax adviser about your individual circumstances.

Tax withholding and information reporting

Status for income tax purposes; FATCA. In order for us to comply with income tax withholding and information reporting rules which may apply to annuity contracts and tax-qualified or tax-favored plan participation, we request documentation of “status” for tax purposes. “Status” for tax purposes generally means whether a person is a “U.S. person” or a foreign person with respect to the United States; whether a person is an individual or an entity, and if an entity, the type of entity. Status for tax purposes is best documented on the appropriate IRS Form or substitute certification form (IRS Form W-9 for a U.S. person or the appropriate type of IRS Form W-8 for a foreign person). If we do not have appropriate certification or documentation of a person’s status for tax purposes on file, it could affect the rate at which we are required to withhold income tax, and penalties could apply. Information reporting rules could apply not only to specified transactions, but also to contract ownership. For example, under the Foreign Account Tax Compliance Act (“FATCA”), which applies to certain U.S.-source payments, and similar or related withholding and information reporting rules, we may be required to report contract values and other information for certain contractholders. For this reason we and our affiliates intend to require appropriate status documentation at purchase, change of ownership, and affected payment transactions, including death benefit payments. FATCA and its related guidance is extraordinarily complex and its effect varies considerably by type of payor, type of payee and type of recipient.

How you can make contributions (For Maryland contracts only)

•	Regular contributions to traditional IRAs and Roth IRAs are limited to $6,000 for the calendar year 2020.

•	Additional catch-up contributions of up to $1,000 can be made where the owner is at least age 50 at any time during the calendar year for which the contribution is made.

•

Rollovers can be made to a Roth IRA from a “designated Roth contribution account” under a 401(k) plan, 403(b) plan or a governmental employer Section 457(b) plan which permits designated Roth elective deferral contributions to be made. Conversion rollovers may also be made from an eligible retirement plan to a Roth IRA in certain circumstances.

Additional Tax on Net Investment Income

Taxpayers who have modified adjusted gross income (“MAGI”) over a specified amount and who also have specified net investment income in any year may have to pay an additional surtax of 3.8%. (This tax has been informally referred to as the “Net Investment Income Tax” or “NIIT”). For this purpose net investment income includes distributions from and payments under nonqualified annuity contracts. The threshold amount of MAGI varies by filing status: $200,000 for single filers; $250,000 for married taxpayers filing jointly, and $125,000 for married taxpayers filing separately. The tax applies to the lesser of a) the amount of MAGI over the applicable threshold amount or b) the net investment income. You should discuss with your tax adviser the potential effect of this tax.

IRA distributions directly transferred to charity. Specified distributions from IRAs directly transferred to charitable organizations may be tax-free to IRA owners age 70 1/2 or older. We no longer permit you to direct the Company to make a distribution directly to a charitable organization you request, in accordance with an interpretation of recent non-tax regulatory changes.

Additional information relating to 1035 exchanges. In some cases you may make a tax-deferred 1035 exchange from a nonqualified deferred annuity contract to a “qualified long-term care contract” meeting all specified requirements under the Code or an annuity contract with a “qualified long-term care contract” feature (sometimes referred to as a “combination annuity” contract).

An owner may direct the proceeds of a partial withdrawal from one nonqualified deferred annuity contract to purchase or contribute to another nonqualified deferred annuity contract on a tax-deferred basis. If requirements are met, the owner may also directly transfer amounts from a nonqualified deferred annuity contract to a “qualified long-term care contract” or “combination annuity” in such a partial 1035 exchange transaction. Special forms, agreement between the carriers, and provision of cost basis information may be required to process this type of an exchange.

If you are purchasing your contract through a Section 1035 exchange, you should be aware that the Company cannot guarantee that the exchange from the source contract to the contract you are applying for will be treated as a Section 1035 exchange;

13

the insurance company issuing the source contract controls the tax information reporting of the transaction as a Section 1035 exchange. Because information reports are not provided and filed until the calendar year after the exchange transaction, the insurance company issuing the source contract shows its agreement that the transaction is a 1035 exchange by providing to us the cost basis of the exchanged source contract when it transfers the money to us on your behalf.

Even if the contract owner and the insurance companies agree that a full or partial 1035 exchange is intended, the IRS has the ultimate authority to review the facts and determine that the transaction should be recharacterized as taxable in whole or in part.

Section 1035 exchanges are generally not available after the death of the owner. The destination contract must meet specific post-death payout requirements to prevent avoidance of the death of owner rules. See “Payment of death benefit”.

Impact of taxes to the Company

The contracts provide that we may charge Separate Accounts Nos. 45 and 49 for taxes, respectively. We do not now, but may in the future set up reserves for such taxes.

We are entitled to certain tax benefits related to the investment of company assets, including assets of the separate accounts. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you, since we are the owner of the assets from which tax benefits may be derived.

(7)	Updated information on the Company

We are Equitable Financial Life Insurance Company, a New York stock life insurance corporation. We have been doing business since 1859. The Company is an indirect wholly owned subsidiary of Equitable Holdings, Inc. No other company has any legal responsibility to pay amounts that the Company owes under the contracts. The Company is solely responsible for paying all amounts owed to you under your contract.

Equitable Holdings, Inc. and its consolidated subsidiaries managed approximately $734.4 billion in assets as of December 31, 2019. For more than 160 years, the Company has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.

(8)	Legal proceedings

The Company and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a contract owner’s interest in Separate Account Nos. 45 and 49, respectively, nor would any of these proceedings be likely to have a material adverse effect upon either Separate Account, our ability to meet our obligations under the contracts, or the distribution of the contracts.

(9)	Distribution of the contracts

The contracts are distributed by both Equitable Advisors and Equitable Distributors. The Distributors serve as principal underwriters of Separate Account No. 45 and Separate Account No. 49, respectively. The offering of the contracts is intended to be continuous.

Equitable Advisors is an affiliate of the Company, and Equitable Distributors is an indirect wholly owned subsidiary of the Company. The Distributors are under the common control of Equitable Holdings, Inc. Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. The Distributors are registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Both broker-dealers also act as distributors for other life and annuity products we issue.

The contracts are sold by financial professionals of Equitable Advisors and its affiliates. The contracts may also be sold by financial professionals of unaffiliated broker-dealers that have entered into selling agreements with Equitable Distributors (“Selling broker-dealers”).

The Company pays compensation to both Distributors based on contracts sold. The Company may also make additional payments to the Distributors, and the Distributors may, in turn, make additional payments to certain Selling broker-dealers. All payments will be in compliance with all applicable FINRA rules and other laws and regulations.

Although the Company takes into account all of its distribution and other costs in establishing the level of fees and charges under its contracts, none of the compensation paid to the Distributors or the Selling broker-dealers discussed in this section of the Prospectus are imposed as separate fees or charges under your contract. The Company, however, intends to recoup amounts it pays for distribution and other services through the fees and charges of the contract and payments it receives for providing administrative, distribution and other services to the Portfolios. For information about the fees and charges under the contract, see “Fee table” and “Charges and expenses” earlier in this Prospectus.

Equitable Advisors Compensation.  The Company pays compensation to Equitable Advisors based on contributions made on the contracts sold through Equitable Advisors (“contribution-based compensation”). The contribution-based compensation will generally not exceed 8.50% of total contributions. Equitable Advisors, in turn, may pay a portion of the contribution-based compensation received from the Company to the Equitable Advisors financial professional and/or the Selling broker-dealer making the

14

sale. In some instances, a financial professional or a Selling broker-dealer may elect to receive reduced contribution-based compensation on a contract in combination with ongoing annual compensation of up to 1.20% of the account value of the contract sold (“asset-based compensation”). Total compensation paid to a financial professional or a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could over time exceed the total compensation that would otherwise be paid on the basis of contributions alone. The compensation paid by Equitable Advisors varies among financial professionals and among Selling broker-dealers. Equitable Advisors also pays a portion of the compensation it receives to its managerial personnel. When a contract is sold by a Selling broker-dealer, the Selling broker-dealer, not Equitable Advisors, determines the compensation paid to the Selling broker-dealer’s financial professional for the sale of the contract. Therefore, you should contract your financial professional for information about the compensation he or she receives and any related incentives, as described immediately below. Equitable Advisors may receive compensation, and, in turn, pay its financial professionals a portion of such fee, from third party investment advisors to whom its financial professionals refer customers for professional management of the assets within their contract. Equitable Advisors also pays its financial professionals and managerial personnel other types of compensation including service fees, expense allowance payments and health and retirement benefits. Equitable Advisors also pays its financial professionals, managerial personnel and Selling broker-dealers sales bonuses (based on selling certain products during specified periods) and persistency bonuses. Equitable Advisors may offer sales incentive programs to financial professionals and Selling broker-dealers who meet specified production levels for the sales of both the Company’s contracts and contracts offered by other companies. These incentives provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid education seminars and merchandise.

Differential compensation.  In an effort to promote the sale of the Company’s products, Equitable Advisors may pay its financial professionals and managerial personnel a greater percentage of contribution-based compensation and/or asset-based compensation for the sale of our contract than it pays for the sale of a contract or other financial product issued by a company other than us. Equitable Advisors may pay different compensation on the sale of the same product, basedon such factors as distribution, group or sponsored arrangements, or based on older or newer versions, or series, of the same contract. Equitable Advisors also pay different levels of compensation based on different contract types. This practice is known as providing “differential compensation.” Differential compensation may involve other forms of compensation to Equitable Advisors personnel. Certain components of the compensation paid to managerial personnel are based on whether the sales involve the Company’s contracts. Managers earn higher compensation (and credits toward awards and bonuses) if the financial professionals they manage sell a higher percentage of the Company’s contracts than products issued by other companies. Other forms of compensation provided to its financial professionals and/or managerial personnel include health and retirement benefits, expense reimbursements, marketing allowances and contribution-based payments, known as “overrides.” For tax reasons, Equitable Advisors financial professionals qualify for health and retirement benefits based solely on their sales of the Company’s contracts and products sponsored by affiliates.

The fact that Equitable Advisors financial professionals receive differential compensation and additional payments may provide an incentive for those financial professionals to recommend our contract over a contract or other financial product issued by a company not affiliated with the Company. However, under applicable rules of FINRA and other federal and state regulatory authorities, Equitable Advisors financial professionals may only recommend to you products that they reasonably believe are suitable for you and, for certain accounts depending on applicable rules, that are in your best interest, based on the facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of Equitable Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation between products in the same category. For more information, contact your financial professional.

Equitable Distributors Compensation.  The Company pays contribution-based and asset-based compensation (together “compensation”) to Equitable Distributors. Contribution-based compensation is paid based on the Company’s contracts sold through Equitable Distributors’ Selling broker-dealers. Asset-based compensation is paid based on the aggregate account value of contracts sold through certain of Equitable Distributors’ Selling broker-dealers. Contribution-based compensation will generally not exceed 7.50% of the total contributions made under the contracts. Equitable Distributors, in turn, pays the contribution-based compensation it receives on the sale of a contract to the Selling broker-dealer making the sale. In some instances, the Selling broker-dealer may elect to receive reduced contribution-based compensation on the sale of the contract in combination with annual asset-based compensation of up to 1.25% of the contract account value. If a Selling broker-dealer elects to receive reduced contribution-based compensation on a contract, the contribution-based compensation which the Company pays to Equitable Distributors will be reduced by the same amount, and the Company will pay Equitable Distributors asset-based compensation on the contract equal to the asset-based compensation which Equitable Distributors pays to the Selling broker-dealer. Total compensation paid to a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could over time exceed the total compensation that would otherwise be paid on the basis of contributions alone. The contribution-based and asset-based compensation paid by Equitable Distributors varies among Selling broker-dealers.

The Selling broker-dealer, not Equitable Distributors, determines the compensation paid to the Selling broker-dealer’s financial professional for the sale of the contract. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, such as differential compensation paid for various products.

The Company also pays Equitable Distributors compensation to cover its operating expenses and marketing services under the terms of the Company’s distribution agreements with Equitable Distributors.

15

Additional payments by Equitable Distributors to Selling broker-dealers.  Equitable Distributors may pay, out of its assets, certain Selling broker-dealers and other financial intermediaries additional compensation in recognition of services provided or expenses incurred. Equitable Distributors may also pay certain Selling broker-dealers or other financial intermediaries additional compensation for enhanced marketing opportunities and other services (commonly referred to as “marketing allowances”). Services for which such payments are made may include, but are not limited to, the preferred placement of the Company’s products on a company and/or product list; sales personnel training; product training; business reporting; technological support; due diligence and related costs; advertising, marketing and related services; conference; and/or other support services, including some that may benefit the contract owner. Payments may be based on ongoing sales, on the aggregate account value attributable to contracts sold through a Selling broker-dealer or such payments may be a fixed amount. For certain selling broker-dealers, Equitable Distributors increases the marketing allowance as certain sales thresholds are met. Equitable Distributors may also make fixed payments to Selling broker-dealers, for example in connection with the initiation of a new relationship or the introduction of a new product.

Additionally, as an incentive for the financial professionals of Selling broker-dealers to promote the sale of the Company’s products, Equitable Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as “compensation enhancements”). Equitable Distributors also has entered into agreements with certain selling broker-dealers in which the selling broker-dealer agrees to sell certain of our contracts exclusively.

These additional payments may serve as an incentive for Selling broker-dealers to promote the sale of the Company’s contracts over contracts and other products issued by other companies. Not all Selling broker-dealers receive additional payments, and the payments vary among Selling broker-dealers. The list below includes the names of Selling broker-dealers that we are aware (as of December 31, 2019) received additional payments. These additional payments ranged from $962.81 to $6,177,733.18. The Company and its affiliates may also have other business relationships with Selling broker-dealers, which may provide an incentive for the Selling broker-dealers to promote the sale of the Company’s contracts over contracts and other products issued by other companies. The list below includes any such Selling broker-dealer. For more information, ask your financial professional.

1st Global Capital Corp.

Allstate Financial Services, LLC

American Portfolios Financial Services

Ameriprise Financial Services

Avantax Investment Services, Inc.

BBVA Securities, Inc.

Cadaret, Grant & Co., Inc.

Cambridge Investment Research

Capital Investment Group

Centaurus Financial, Inc.

Cetera Financial Group

Citigroup Global Markets, Inc.

Citizens Investment Services

Commonwealth Financial Network

Community America Financial Solution

CUNA Brokerage Services

CUSO Financial Services, L.P.

DPL Financial Partners

Equity Services Inc.

Farmer’s Financial Solution

Galt Financial Group, Inc.

Geneos Wealth Management

Gradient Securities, LLC

H. Beck, Inc.

Independent Financial Group, LLC

Infinex Investments Inc.

Janney Montgomery Scott LLC

Kestra Investment Services, LLC

Key Investment Services LLC

Ladenburg Thalmann Advisor Network, LLC

Lincoln Financial Advisors Corp.

Lincoln Financial Securities Corp.

Lincoln Investment Planning

Lion Street Financial

LPL Financial Corporation

Lucia Securities, LLC

MML Investors Services, LLC

Morgan Stanley Smith Barney

Mutual of Omaha Investment Services, Inc.

Park Avenue Securities, LLC

PlanMember Securities Corp.

PNC Investments

Primerica Financial Services, Inc.

Prospera Financial Services

Pruco Securities, LLC

Raymond James

RBC Capital Markets Corporation

Robert W Baird & Company

Santander Securities Corp.

Sigma Financial Corporation

Stifel, Nicolaus & Company, Inc.

The Advisor Group (AIG)

The Huntington Investment Company

The Leaders Group, Inc.

TransAmerica Financial Advisors

U.S. Bank Center

UBS Financial Services Inc.

Valmark Securities, Inc.

Voya Financial Advisors, Inc.

Waddell & Reed, Inc.

Wells Fargo

16

(10)	Guaranteed benefit offers

From time to time, we may offer you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits. Previously, we made offers to groups of contract owners that provided for an increase in account value in return for terminating their guaranteed death or income benefits. In the future, we may make additional offers to these and other groups of contract owners.

When we make an offer, we may vary the offer amount, up or down, among the same group of contract owners based on certain criteria such as account value , the difference between account value and any applicable benefit base, investment allocations and the amount and type of withdrawals taken. For example, for guaranteed benefits that have benefit bases that can be reduced on either a pro rata or dollar-for-dollar basis, depending on the amount of withdrawals taken, we may consider whether you have taken any withdrawal that has caused a pro rata reduction in your benefit base, as opposed to a dollar-for-dollar reduction. Also, we may increase or decrease offer amounts from offer to offer. In other words, we may make an offer to a group of contract owners based on an offer amount, and, in the future, make another offer based on a higher or lower offer amount to the remaining contract owners in the same group.

If you accept an offer that requires you to terminate a guaranteed benefit, we will no longer charge you for it, and you will not be eligible for any future offers related to that type of guaranteed benefit, even if such future offer would have included a greater offer amount or different payment or incentive.

(11)	Incorporation of certain documents by reference

This section only applies if your contract offers fixed maturity options.

The Company’s Annual Report on Form 10-K for the period ended December 31, 2019 (the “Annual Report”) is considered to be part of this Prospectus because it is incorporated by reference.

The Company files reports and other information with the SEC, as required by law. You may read and copy this information at the SEC’s public reference facilities at Room 1580, 100 F Street, NE, Washington, DC 20549, or by accessing the SEC’s website at www.sec.gov. The public may obtain information on the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. Under the Securities Act of 1933, the Company has filed with the SEC a registration statement relating to the fixed maturity option (the “Registration Statement”). This Prospectus has been filed as part of the Registration Statement and does not contain all of the information set forth in the Registration Statement.

After the date of this Prospectus and before we terminate the offering of the securities under the Registration Statement, all documents or reports we file with the SEC under the Securities Exchange Act of 1934 (“Exchange Act”), will be considered to become part of this Prospectus because they are incorporated by reference.

Any statement contained in a document that is or becomes part of this Prospectus, will be considered changed or replaced for purposes of this Prospectus if a statement contained in this Prospectus changes or is replaced. Any statement that is considered to be a part of this Prospectus because of its incorporation will be considered changed or replaced for the purpose of this Prospectus if a statement contained in any other subsequently filed document that is considered to be part of this Prospectus changes or replaces that statement. After that, only the statement that is changed or replaced will be considered to be part of this Prospectus.

We file the Registration Statement and our Exchange Act documents and reports, including our Annual Report on Form 10-K and Quarterly Reports on Form 10-Q, electronically according to EDGAR under CIK No. 0000727920. The SEC maintains a website that contains reports, proxy and information statements, and other information regarding registrants that file electronically with the SEC. The address of the site is www.sec.gov.

Upon written or oral request, we will provide, free of charge, to each person to whom this Prospectus is delivered, a copy of any or all of the documents considered to be part of this Prospectus because they are incorporated herein. In accordance with SEC rules, we will provide copies of any exhibits specifically incorporated by reference into the text of the Exchange Act reports (but not any other exhibits). Requests for documents should be directed to:

Equitable Financial Life Insurance Company

1290 Avenue of the Americas

New York, NY 10104

Attention: Corporate Secretary (telephone: (212) 554-1234)

You can access our website at www.equitable.com.

17

(12)	Financial statements

The financial statements of the separate account(s), as well as the consolidated financial statements and financial statement schedules of the Company, are in the Statement of Additional Information (“SAI”). The financial statements of the Company have relevance to the contracts only to the extent that they bear upon the ability of the Company to meet its obligations under the contracts. The SAI is available free of charge. You may request one by writing to our processing office or calling 1-800-789-7771.

Our general obligations and any guaranteed benefits under the contract are supported by the Company’s general account and are subject to the Company’s claims paying ability. For more information about the Company’s financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the variable investment options. You may also speak with your financial representative.

18

(13)	Condensed financial information

The following tables set forth the unit values and number of units outstanding at the year end for each variable investment option, except those options offered for the first time after December 31, 2019. The tables show unit values based on the specified separate account charges that would apply to any contract or investment option to which this supplement relates. The tables also show the total number of units outstanding for all contracts to which this supplement relates.

The unit values and number of units outstanding shown below are for contracts offered under Separate Account No. 45 and Separate Account No. 49 with the same daily asset charges of 1.35%.

Unit values and number of units outstanding at year end for each variable investment option, except for those options being offered for the first time after December 31, 2019.

	For the years ending December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
1290 VT GAMCO Mergers & Acquisitions
Unit value	$16.19	$15.11	$16.11	$15.38	$14.47	$14.30	$14.26	$13.02	$12.54	$12.55
Separate Account No. 45 number of units outstanding (000’s)	73	91	102	110	127	141	152	160	168	154
Separate Account No. 49 number of units outstanding (000’s)	62	71	82	88	113	131	168	163	177	167
1290 VT GAMCO Small Company Value
Unit value	$75.09	$61.71	$74.11	$64.70	$53.20	$57.19	$56.25	$40.99	$35.26	$37.03
Separate Account No. 45 number of units outstanding (000’s)	128	141	153	174	199	231	262	267	283	281
Separate Account No. 49 number of units outstanding (000’s)	132	146	161	182	199	231	253	252	273	289
1290 VT Socially Responsible
Unit value	$20.29	$15.79	$16.73	$14.09	$12.99	$13.10	$11.69	$8.82	$7.66	$7.74
Separate Account No. 45 number of units outstanding (000’s)	21	18	21	21	22	25	22	18	19	19
Separate Account No. 49 number of units outstanding (000’s)	85	64	69	83	103	123	76	77	77	91
EQ/400 Managed Volatility
Unit value	$16.52	$13.41	$15.49	$13.63	$11.54	$12.08	$11.25	$12.17	$10.68	$11.76
Separate Account No. 45 number of units outstanding (000’s)	142	160	186	183	201	225	240	174	207	245
Separate Account No. 49 number of units outstanding (000’s)	179	201	227	267	282	316	395	286	292	323
EQ/2000 Managed Volatility
Unit value	$16.36	$13.32	$15.33	$13.65	$11.48	$12.26	$11.95	—	—	—
Separate Account No. 45 number of units outstanding (000’s)	250	277	304	354	408	448	505	—	—	—
Separate Account No. 49 number of units outstanding (000’s)	1,134	1,310	1,465	1,647	1,846	2,138	2,480	—	—	—

19

Unit values and number of units outstanding at year end for each variable investment option, except for those options being offered for the first time after December 31, 2019.  (continued)

	For the years ending December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
EQ/AB Short Duration Government Bond
Unit value	$9.36	$9.26	$9.28	$9.38	$9.50	$9.67	$9.86	$10.70	$10.69	$10.85
Separate Account No. 45 number of units outstanding (000’s)	454	488	566	610	651	590	706	827	919	1,111
Separate Account No. 49 number of units outstanding (000’s)	668	775	836	760	845	1,036	1,193	1,311	1,490	1,624
EQ/AB Small Cap Growth
Unit value	$46.12	$36.58	$40.26	$33.27	$29.95	$31.27	$30.61	$22.45	$19.69	$20.09
Separate Account No. 45 number of units outstanding (000’s)	272	295	312	343	377	443	487	521	563	635
Separate Account No. 49 number of units outstanding (000’s)	535	612	703	777	853	985	1,105	1,312	1,490	1,663
EQ/Aggressive Allocation
Unit value	$20.73	$16.88	$18.75	$15.96	$14.87	$15.34	$14.85	$11.91	$10.57	$11.58
Separate Account No. 45 number of units outstanding (000’s)	202	268	290	372	436	466	531	564	678	748
Separate Account No. 49 number of units outstanding (000’s)	441	494	630	661	847	939	1,029	1,067	1,284	1,466
EQ/Clearbridge Select Equity Managed Volatility
Unit value	$18.54	$14.07	$15.87	$14.08	$12.61	$13.10	$12.10	$9.49	$8.42	$8.94
Separate Account No. 45 number of units outstanding (000’s)	68	81	86	96	99	113	127	134	157	164
Separate Account No. 49 number of units outstanding (000’s)	69	67	79	92	100	106	109	120	134	146
EQ/Common Stock Index
Unit value	$550.92	$428.82	$461.49	$388.30	$352.40	$357.42	$323.33	$247.42	$216.98	$218.78
Separate Account No. 45 number of units outstanding (000’s)	137	151	168	189	208	227	248	269	299	336
Separate Account No. 49 number of units outstanding (000’s)	145	162	191	215	238	270	301	337	378	428
EQ/Conservative Allocation
Unit value	$13.41	$12.45	$12.82	$12.38	$12.19	$12.39	$12.24	$11.89	$11.53	$11.47
Separate Account No. 45 number of units outstanding (000’s)	662	718	908	979	1,022	1,134	1,181	1,350	1,400	1,316
Separate Account No. 49 number of units outstanding (000’s)	1,065	1,041	1,044	1,238	1,500	1,457	1,805	2,052	2,363	2,720

20

Unit values and number of units outstanding at year end for each variable investment option, except for those options being offered for the first time after December 31, 2019.  (continued)

	For the years ending December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
EQ/Conservative-Plus Allocation
Unit value	$15.16	$13.54	$14.25	$13.27	$12.84	$13.10	$12.88	$11.84	$11.18	$11.41
Separate Account No. 45 number of units outstanding (000’s)	603	655	705	771	802	841	972	928	909	1,003
Separate Account No. 49 number of units outstanding (000’s)	666	777	649	685	720	782	961	1,404	1,195	1,201
EQ/Core Bond Index
Unit value	$14.69	$14.01	$14.17	$14.15	$14.15	$14.28	$14.14	$14.56	$14.31	$13.84
Separate Account No. 45 number of units outstanding (000’s)	1,027	1,097	1,173	1,218	1,321	1,483	1,604	506	568	629
Separate Account No. 49 number of units outstanding (000’s)	2,191	2,444	2,673	3,053	3,403	3,767	4,221	2,525	2,887	3,265
EQ/Equity 500 Index
Unit value	$69.69	$54.06	$57.65	$48.28	$43.99	$44.25	$39.70	$30.60	$26.92	$26.88
Separate Account No. 45 number of units outstanding (000’s)	538	601	657	710	778	831	890	952	1,051	1,137
Separate Account No. 49 number of units outstanding (000’s)	1,035	1,199	1,328	1,493	1,639	1,873	2,058	2,244	2,569	2,893
EQ/Franklin Balanced Managed Volatility
Unit value	$15.73	$13.68	$14.49	$13.35	$12.25	$12.81	$12.23	$10.82	$9.86	$9.99
Separate Account No. 45 number of units outstanding (000’s)	519	542	576	546	643	637	533	459	470	474
Separate Account No. 49 number of units outstanding (000’s)	575	582	600	645	741	802	780	601	603	457
EQ/Franklin Small Cap Value Managed Volatility
Unit value	$18.49	$14.94	$17.37	$15.76	$12.79	$13.88	$13.77	$10.21	$8.86	$9.94
Separate Account No. 45 number of units outstanding (000’s)	27	30	39	37	31	35	43	45	54	62
Separate Account No. 49 number of units outstanding (000’s)	70	44	77	61	57	64	149	75	87	88
EQ/Franklin Templeton Allocation Managed Volatility
Unit value	$14.08	$11.68	$12.97	$11.43	$10.58	$11.04	$10.61	$8.72	$7.71	$8.18
Separate Account No. 45 number of units outstanding (000’s)	171	171	212	202	217	224	269	288	299	269
Separate Account No. 49 number of units outstanding (000’s)	270	319	374	446	479	496	456	471	505	548

21

Unit values and number of units outstanding at year end for each variable investment option, except for those options being offered for the first time after December 31, 2019.  (continued)

	For the years ending December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
EQ/Global Equity Managed Volatility
Unit value	$28.62	$23.16	$26.72	$21.48	$20.84	$21.50	$21.43	$18.05	$15.64	$18.08
Separate Account No. 45 number of units outstanding (000’s)	518	578	631	709	767	831	955	874	1,002	1,142
Separate Account No. 49 number of units outstanding (000’s)	514	577	770	834	912	1,036	1,194	1,172	1,233	1,401
EQ/Intermediate Government Bond
Unit value	$20.21	$19.67	$19.77	$19.97	$20.16	$20.34	$20.31	$20.93	$21.02	$20.23
Separate Account No. 45 number of units outstanding (000’s)	182	210	239	263	284	320	364	433	470	565
Separate Account No. 49 number of units outstanding (000’s)	129	161	179	201	212	251	296	342	396	416
EQ/International Core Managed Volatility
Unit value	$15.35	$12.71	$15.14	$12.15	$12.29	$13.02	$14.08	$12.15	$10.59	$12.92
Separate Account No. 45 number of units outstanding (000’s)	357	405	453	537	574	612	679	285	323	357
Separate Account No. 49 number of units outstanding (000’s)	721	845	927	988	1,152	1,327	1,496	1,178	1,338	1,473
EQ/International Equity Index
Unit value	$16.76	$13.91	$16.62	$13.67	$13.56	$14.04	$15.29	$12.76	$11.13	$12.84
Separate Account No. 45 number of units outstanding (000’s)	818	893	971	1,067	1,183	1,242	1,320	1,422	1,578	1,762
Separate Account No. 49 number of units outstanding (000’s)	606	685	762	826	888	842	885	901	1,015	1,145
EQ/International Value Managed Volatility
Unit value	$22.39	$18.51	$22.47	$18.46	$18.57	$19.44	$21.23	$18.04	$15.56	$18.82
Separate Account No. 45 number of units outstanding (000’s)	284	304	326	365	392	424	463	518	588	682
Separate Account No. 49 number of units outstanding (000’s)	1,250	1,363	1,532	1,732	1,905	2,142	2,312	2,609	2,912	3,272
EQ/Janus Enterprise
Unit value	$32.05	$23.80	$24.57	$19.47	$20.63	$22.13	$22.59	$16.53	$15.41	$16.92
Separate Account No. 45 number of units outstanding (000’s)	137	145	151	180	212	234	274	299	333	332
Separate Account No. 49 number of units outstanding (000’s)	130	156	156	172	208	305	309	366	463	512

22

Unit values and number of units outstanding at year end for each variable investment option, except for those options being offered for the first time after December 31, 2019.  (continued)

	For the years ending December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
EQ/Large Cap Core Managed Volatility
Unit value	$22.01	$17.17	$18.60	$15.46	$14.27	$14.41	$13.09	$10.08	$8.89	$9.41
Separate Account No. 45 number of units outstanding (000’s)	839	935	1,052	1,178	1,311	1,418	1,572	156	171	192
Separate Account No. 49 number of units outstanding (000’s)	3,664	4,187	4,905	5,543	6,321	7,263	8,007	1,077	1,207	1,380
EQ/Large Cap Growth Index
Unit value	$22.37	$16.76	$17.38	$13.63	$13.00	$12.56	$11.35	$8.68	$7.67	$7.60
Separate Account No. 45 number of units outstanding (000’s)	1,001	1,103	1,191	1,331	1,467	1,588	1,755	1,927	2,110	2,261
Separate Account No. 49 number of units outstanding (000’s)	1,041	1,256	1,458	1,582	1,761	1,923	2,124	2,392	2,679	3,016
EQ/Large Cap Growth Managed Volatility
Unit value	$42.27	$32.04	$33.48	$26.26	$25.23	$24.58	$22.43	$16.80	$14.97	$15.75
Separate Account No. 45 number of units outstanding (000’s)	1,309	1,464	1,628	1,847	2,079	2,352	2,686	1,298	1,421	1,494
Separate Account No. 49 number of units outstanding (000’s)	2,570	2,922	3,367	3,796	4,303	5,019	5,622	4,087	4,619	2,743
EQ/Large Cap Value Index
Unit value	$13.15	$10.61	$11.81	$10.59	$9.22	$9.78	$8.80	$6.78	$5.89	$5.99
Separate Account No. 45 number of units outstanding (000’s)	296	350	378	402	395	415	398	352	385	225
Separate Account No. 49 number of units outstanding (000’s)	305	370	422	472	502	498	465	403	542	137
EQ/Large Cap Value Managed Volatility
Unit value	$25.71	$20.77	$23.38	$20.82	$18.30	$19.32	$17.45	$13.35	$11.68	$12.48
Separate Account No. 45 number of units outstanding (000’s)	2,656	2,959	3,289	3,762	4,224	4,703	5,353	3,301	3,714	4,243
Separate Account No. 49 number of units outstanding (000’s)	3,853	4,344	5,032	5,728	6,429	7,338	8,270	2,452	2,804	3,217
EQ/Mid Cap Value Managed Volatility
Unit value	$32.28	$25.85	$30.22	$27.27	$23.49	$24.69	$22.57	$17.20	$14.69	$16.45
Separate Account No. 45 number of units outstanding (000’s)	433	478	532	603	671	731	816	761	853	948
Separate Account No. 49 number of units outstanding (000’s)	321	366	415	465	526	594	671	545	622	732

23

Unit values and number of units outstanding at year end for each variable investment option, except for those options being offered for the first time after December 31, 2019.  (continued)

	For the years ending December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
EQ/Moderate Allocation
Unit value	$68.00	$59.66	$63.51	$57.97	$55.77	$57.04	$56.12	$50.29	$46.86	$48.66
Separate Account No. 45 number of units outstanding (000’s)	678	750	809	925	1,066	1,187	1,315	1,412	1,547	1,688
Separate Account No. 49 number of units outstanding (000’s)	488	531	602	726	782	851	906	987	1,058	1,183
EQ/Moderate-Plus Allocation
Unit value	$18.74	$15.83	$17.23	$15.20	$14.36	$14.75	$14.41	$12.19	$11.08	$11.82
Separate Account No. 45 number of units outstanding (000’s)	1,009	1,133	1,283	1,590	1,813	2,012	2,176	2,545	2,807	3,183
Separate Account No. 49 number of units outstanding (000’s)	1,631	1,857	2,052	2,278	2,514	2,853	3,399	3,445	4,167	4,151
EQ/Money Market
Unit value	$27.20	$27.16	$27.18	$27.45	$27.82	$28.20	$28.59	$28.98	$29.38	$29.78
Separate Account No. 45 number of units outstanding (000’s)	258	303	219	270	243	300	347	378	510	571
Separate Account No. 49 number of units outstanding (000’s)	653	593	617	714	851	819	950	1,055	1,247	1,398
EQ/Quality Bond PLUS
Unit value	$17.17	$16.48	$16.68	$16.68	$16.71	$16.90	$16.65	$17.27	$17.05	$17.08
Separate Account No. 45 number of units outstanding (000’s)	467	510	556	601	689	773	856	221	260	306
Separate Account No. 49 number of units outstanding (000’s)	409	513	531	561	629	743	858	301	344	392
EQ/Small Company Index
Unit value	$34.31	$27.78	$31.75	$28.23	$23.74	$25.22	$24.38	$17.98	$15.78	$16.66
Separate Account No. 45 number of units outstanding (000’s)	183	203	220	271	298	309	354	385	434	480
Separate Account No. 49 number of units outstanding (000’s)	276	337	396	447	484	517	585	599	657	744
EQ/Templeton Global Equity Managed Volatility
Unit value	$14.18	$11.88	$13.72	$11.47	$11.04	$11.50	$11.53	$9.20	$7.82	$8.64
Separate Account No. 45 number of units outstanding (000’s)	116	131	133	134	159	162	137	106	118	106
Separate Account No. 49 number of units outstanding (000’s)	144	187	135	143	162	170	173	167	158	172

24

Unit values and number of units outstanding at year end for each variable investment option, except for those options being offered for the first time after December 31, 2019.  (continued)

	For the years ending December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Multimanager Technology
Unit value	$39.13	$28.77	$28.52	$20.78	$19.33	$18.43	$16.46	$12.30	$11.00	$11.71
Separate Account No. 45 number of units outstanding (000’s)	246	260	283	277	304	321	350	392	422	430
Separate Account No. 49 number of units outstanding (000’s)	209	244	275	297	340	354	373	443	491	551

25

The unit values and number of units outstanding shown below are for contracts offered under Separate Account No. 45 and Separate Account No. 49 with the same daily asset charges of 1.55%.

Unit values and number of units outstanding at year end for each variable investment option, except for those options being offered for the first time after December 31, 2019.

	For the years ending December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
1290 VT GAMCO Mergers & Acquisitions
Unit value	$15.72	$14.70	$15.70	$15.02	$14.16	$14.02	$14.01	$12.82	$12.38	$12.40
Separate Account No. 45 number of units outstanding (000’s)	95	101	110	120	122	145	148	143	184	161
Separate Account No. 49 number of units outstanding (000’s)	1,201	1,435	1,497	1,616	1,847	2,118	2,381	2,202	2,259	2,245
1290 VT GAMCO Small Company Value
Unit value	$70.45	$58.01	$69.81	$61.08	$50.32	$54.21	$53.42	$39.01	$33.62	$35.38
Separate Account No. 45 number of units outstanding (000’s)	136	149	170	195	208	237	252	275	300	297
Separate Account No. 49 number of units outstanding (000’s)	1,975	2,128	2,349	2,600	2,941	3,149	3,577	3,829	3,903	4,112
1290 VT Socially Responsible
Unit value	$19.46	$15.18	$16.12	$13.60	$12.56	$12.70	$11.36	$8.59	$7.47	$7.57
Separate Account No. 45 number of units outstanding (000’s)	53	54	54	58	64	54	60	59	52	43
Separate Account No. 49 number of units outstanding (000’s)	569	561	566	599	661	745	823	638	623	620
EQ/400 Managed Volatility
Unit value	$16.30	$13.25	$15.35	$13.53	$11.48	$12.04	$11.24	$11.90	$10.47	$11.54
Separate Account No. 45 number of units outstanding (000’s)	194	223	258	300	332	357	398	312	349	414
Separate Account No. 49 number of units outstanding (000’s)	1,674	1,915	2,181	2,433	2,613	2,600	2,957	2,318	2,342	2,479
EQ/2000 Managed Volatility
Unit value	$16.14	$13.17	$15.19	$13.55	$11.42	$12.22	$11.93	—	—	—
Separate Account No. 45 number of units outstanding (000’s)	187	211	238	271	310	356	456	—	—	—
Separate Account No. 49 number of units outstanding (000’s)	2,916	3,161	3,485	3,874	4,317	4,717	5,581	—	—	—
EQ/AB Short Duration Government Bond
Unit value	$9.24	$9.15	$9.19	$9.32	$9.45	$9.64	$9.84	$10.54	$10.54	$10.73
Separate Account No. 45 number of units outstanding (000’s)	388	727	515	566	615	647	707	858	1,017	1,201
Separate Account No. 49 number of units outstanding (000’s)	5,960	6,422	6,779	7,540	8,683	9,550	11,178	12,551	13,482	16,269
EQ/AB Small Cap Growth
Unit value	$44.05	$35.01	$38.61	$31.96	$28.84	$30.17	$29.59	$21.75	$19.11	$19.54
Separate Account No. 45 number of units outstanding (000’s)	433	484	566	615	681	747	846	963	1,080	1,213
Separate Account No. 49 number of units outstanding (000’s)	1,481	1,595	1,704	1,922	2,178	2,287	2,625	2,857	2,859	2,770

26

Unit values and number of units outstanding at year end for each variable investment option, except for those options being offered for the first time after December 31, 2019.  (continued)

	For the years ending December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
EQ/Aggressive Allocation
Unit value	$20.07	$16.38	$18.23	$15.54	$14.51	$15.00	$14.55	$11.69	$10.40	$11.42
Separate Account No. 45 number of units outstanding (000’s)	313	338	321	350	387	437	464	515	610	715
Separate Account No. 49 number of units outstanding (000’s)	17,930	19,886	21,680	23,497	26,544	28,636	32,170	35,500	39,758	44,516
EQ/Clearbridge Select Equity Managed Volatility
Unit value	$18.05	$13.73	$15.51	$13.79	$12.38	$12.88	$11.93	$9.37	$8.33	$8.86
Separate Account No. 45 number of units outstanding (000’s)	42	36	44	49	52	71	60	68	88	96
Separate Account No. 49 number of units outstanding (000’s)	1,179	1,333	1,482	1,607	1,851	2,110	2,274	2,742	3,064	3,351
EQ/Common Stock Index
Unit value	$503.96	$393.06	$423.87	$357.37	$324.99	$330.28	$299.39	$229.56	$201.73	$203.81
Separate Account No. 45 number of units outstanding (000’s)	63	68	78	88	97	109	122	134	155	180
Separate Account No. 49 number of units outstanding (000’s)	213	236	258	282	313	334	370	408	444	467
EQ/Conservative Allocation
Unit value	$12.99	$12.08	$12.46	$12.06	$11.90	$12.12	$12.00	$11.68	$11.34	$11.31
Separate Account No. 45 number of units outstanding (000’s)	812	923	980	1,061	1,128	1,288	1,354	1,529	1,345	1,265
Separate Account No. 49 number of units outstanding (000’s)	9,598	10,718	11,833	14,474	15,103	16,844	20,639	27,024	26,538	25,752
EQ/Conservative-Plus Allocation
Unit value	$14.68	$13.14	$13.85	$12.93	$12.54	$12.82	$12.62	$11.63	$11.00	$11.25
Separate Account No. 45 number of units outstanding (000’s)	505	624	586	684	773	860	984	1,012	933	1,057
Separate Account No. 49 number of units outstanding (000’s)	8,651	9,469	10,786	12,186	13,391	14,883	17,375	20,583	20,717	20,999
EQ/Core Bond Index
Unit value	$14.04	$13.42	$13.60	$13.62	$13.64	$13.80	$13.68	$14.13	$13.91	$13.48
Separate Account No. 45 number of units outstanding (000’s)	1,217	1,265	1,327	1,399	1,497	1,649	1,769	625	662	752
Separate Account No. 49 number of units outstanding (000’s)	11,662	12,408	12,985	13,480	14,555	15,513	16,981	9,765	9,160	9,069

27

Unit values and number of units outstanding at year end for each variable investment option, except for those options being offered for the first time after December 31, 2019.  (continued)

	For the years ending December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
EQ/Equity 500 Index
Unit value	$66.13	$51.40	$54.93	$46.09	$42.09	$42.42	$38.14	$29.45	$25.96	$25.98
Separate Account No. 45 number of units outstanding (000’s)	354	378	418	449	463	485	504	549	590	647
Separate Account No. 49 number of units outstanding (000’s)	3,449	3,784	4,045	4,211	4,393	4,461	4,537	4,671	4,883	5,014
EQ/Franklin Balanced Managed Volatility
Unit value	$15.31	$13.34	$14.16	$13.08	$12.03	$12.60	$12.05	$10.68	$9.75	$9.90
Separate Account No. 45 number of units outstanding (000’s)	457	552	630	590	603	652	569	515	520	506
Separate Account No. 49 number of units outstanding (000’s)	5,773	6,641	7,375	7,750	8,477	9,704	8,940	8,436	7,905	7,472
EQ/Franklin Small Cap Value Managed Volatility
Unit value	$18.00	$14.57	$16.98	$15.43	$12.55	$13.64	$13.57	$10.08	$8.77	$9.85
Separate Account No. 45 number of units outstanding (000’s)	16	18	21	25	16	20	23	24	26	21
Separate Account No. 49 number of units outstanding (000’s)	993	1,097	1,260	1,477	1,538	1,661	1,893	2,413	2,620	2,403
EQ/Franklin Templeton Allocation Managed Volatility
Unit value	$13.73	$11.41	$12.69	$11.21	$10.40	$10.87	$10.47	$8.62	$7.64	$8.12
Separate Account No. 45 number of units outstanding (000’s)	162	198	207	213	251	283	283	255	248	227
Separate Account No. 49 number of units outstanding (000’s)	12,007	13,667	15,344	16,647	18,931	20,306	22,046	24,354	26,377	27,864
EQ/Global Equity Managed Volatility
Unit value	$27.35	$22.17	$25.64	$20.66	$20.08	$20.76	$20.73	$17.50	$15.19	$17.60
Separate Account No. 45 number of units outstanding (000’s)	388	441	524	570	624	716	810	813	908	1,057
Separate Account No. 49 number of units outstanding (000’s)	4,557	5,079	5,593	6,230	6,965	7,518	8,620	7,373	7,953	8,828

28

Unit values and number of units outstanding at year end for each variable investment option, except for those options being offered for the first time after December 31, 2019.  (continued)

	For the years ending December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
EQ/Intermediate Government Bond
Unit value	$19.06	$18.59	$18.73	$18.96	$19.17	$19.39	$19.40	$20.03	$20.15	$19.44
Separate Account No. 45 number of units outstanding (000’s)	369	424	447	510	558	627	701	849	955	1,042
Separate Account No. 49 number of units outstanding (000’s)	1,326	1,455	1,523	1,573	1,606	1,768	1,946	2,417	2,375	2,228
EQ/International Core Managed Volatility
Unit value	$14.72	$12.21	$14.58	$11.72	$11.88	$12.62	$13.67	$11.81	$10.32	$12.62
Separate Account No. 45 number of units outstanding (000’s)	404	442	519	537	593	631	698	281	327	360
Separate Account No. 49 number of units outstanding (000’s)	7,582	8,327	8,945	9,799	10,657	11,444	12,569	5,881	6,307	6,351
EQ/International Equity Index
Unit value	$15.93	$13.25	$15.87	$13.08	$13.00	$13.49	$14.72	$12.31	$10.75	$12.44
Separate Account No. 45 number of units outstanding (000’s)	743	846	937	1,034	1,102	1,119	1,217	1,317	1,531	1,710
Separate Account No. 49 number of units outstanding (000’s)	4,923	5,197	5,481	5,647	6,097	5,713	5,844	5,593	6,041	6,247
EQ/International Value Managed Volatility
Unit value	$21.39	$17.71	$21.54	$17.74	$17.88	$18.76	$20.53	$17.47	$15.11	$18.30
Separate Account No. 45 number of units outstanding (000’s)	243	267	288	325	369	373	416	479	556	605
Separate Account No. 49 number of units outstanding (000’s)	2,562	2,789	2,947	3,278	3,535	3,723	4,007	4,684	5,124	5,532
EQ/Janus Enterprise
Unit value	$31.11	$23.15	$23.95	$19.02	$20.19	$21.70	$22.20	$16.28	$15.20	$16.73
Separate Account No. 45 number of units outstanding (000’s)	146	154	171	187	213	247	268	320	354	367
Separate Account No. 49 number of units outstanding (000’s)	2,668	2,955	3,221	3,551	4,035	4,410	5,164	6,105	6,242	5,888
EQ/Large Cap Core Managed Volatility
Unit value	$21.10	$16.49	$17.90	$14.91	$13.79	$13.95	$12.70	$9.80	$8.66	$9.18
Separate Account No. 45 number of units outstanding (000’s)	637	726	859	943	1,054	1,192	1,372	176	190	221
Separate Account No. 49 number of units outstanding (000’s)	7,423	8,232	9,332	10,512	12,039	13,463	15,486	2,088	2,282	2,525
EQ/Large Cap Growth Index
Unit value	$21.45	$16.10	$16.74	$13.15	$12.56	$12.17	$11.01	$8.44	$7.48	$7.42
Separate Account No. 45 number of units outstanding (000’s)	947	1,044	1,207	1,262	1,377	1,390	1,518	1,654	1,817	1,989
Separate Account No. 49 number of units outstanding (000’s)	5,210	5,635	6,249	6,593	7,249	6,916	7,133	6,653	7,060	7,310

29

Unit values and number of units outstanding at year end for each variable investment option, except for those options being offered for the first time after December 31, 2019.  (continued)

	For the years ending December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
EQ/Large Cap Growth Managed Volatility
Unit value	$40.37	$30.66	$32.10	$25.24	$24.29	$23.72	$21.69	$16.27	$14.53	$15.32
Separate Account No. 45 number of units outstanding (000’s)	878	1,010	1,181	1,303	1,470	1,683	1,935	625	718	773
Separate Account No. 49 number of units outstanding (000’s)	9,542	10,707	12,156	13,632	15,571	17,631	20,677	4,081	4,411	2,793
EQ/Large Cap Value Index
Unit value	$12.59	$10.18	$11.35	$10.20	$8.90	$9.46	$8.53	$6.58	$5.74	$5.84
Separate Account No. 45 number of units outstanding (000’s)	255	268	298	322	306	330	267	175	217	81
Separate Account No. 49 number of units outstanding (000’s)	4,596	4,915	5,409	5,905	6,199	6,368	6,156	5,757	6,597	2,766
EQ/Large Cap Value Managed Volatility
Unit value	$24.59	$19.91	$22.45	$20.03	$17.64	$18.67	$16.90	$12.95	$11.36	$12.15
Separate Account No. 45 number of units outstanding (000’s)	2,301	2,591	3,054	3,364	3,740	4,210	4,820	3,289	3,807	4,413
Separate Account No. 49 number of units outstanding (000’s)	10,691	11,947	13,283	14,633	16,478	18,475	21,370	5,492	6,058	6,685
EQ/Mid Cap Index
Unit value	$23.92	$19.38	$22.29	$19.61	$16.61	$17.36	$16.18	$12.40	$10.76	$11.20
Separate Account No. 45 number of units outstanding (000’s)	501	562	634	723	766	788	882	965	1,101	1,260
Separate Account No. 49 number of units outstanding (000’s)	4,222	4,641	5,121	5,375	5,772	5,843	6,322	6,584	6,910	7,480
EQ/Mid Cap Value Managed Volatility
Unit value	$30.83	$24.74	$28.98	$26.21	$22.62	$23.82	$21.82	$16.66	$14.26	$16.00
Separate Account No. 45 number of units outstanding (000’s)	615	684	790	887	986	1,102	1,248	1,189	1,378	1,611
Separate Account No. 49 number of units outstanding (000’s)	3,783	4,195	4,663	5,117	5,839	6,545	7,186	5,926	6,450	7,106
EQ/Moderate Allocation
Unit value	$63.47	$55.80	$59.52	$54.44	$52.49	$53.79	$53.03	$47.62	$44.46	$46.26
Separate Account No. 45 number of units outstanding (000’s)	595	650	726	796	910	988	1,099	1,165	1,283	1,358
Separate Account No. 49 number of units outstanding (000’s)	8,576	9,685	10,975	12,341	13,927	15,421	17,620	19,858	21,265	22,543

30

Unit values and number of units outstanding at year end for each variable investment option, except for those options being offered for the first time after December 31, 2019.  (continued)

	For the years ending December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
EQ/Moderate-Plus Allocation
Unit value	$18.15	$15.36	$16.75	$14.81	$14.02	$14.43	$14.12	$11.98	$10.91	$11.66
Separate Account No. 45 number of units outstanding (000’s)	1,447	1,597	1,774	1,913	2,111	2,347	2,478	2,630	3,067	3,447
Separate Account No. 49 number of units outstanding (000’s)	54,831	60,602	67,460	74,331	83,519	91,618	104,418	119,079	130,217	139,811
EQ/Money Market
Unit value	$25.15	$25.17	$25.24	$25.54	$25.94	$26.35	$26.76	$27.18	$27.61	$28.05
Separate Account No. 45 number of units outstanding (000’s)	247	288	298	328	355	416	516	413	545	661
Separate Account No. 49 number of units outstanding (000’s)	1,372	1,491	1,411	1,594	1,894	1,838	2,525	2,652	3,062	2,790
EQ/Quality Bond PLUS
Unit value	$16.28	$15.65	$15.88	$15.91	$15.97	$16.19	$15.98	$16.61	$16.43	$16.49
Separate Account No. 45 number of units outstanding (000’s)	568	597	717	757	839	918	1,023	276	289	351
Separate Account No. 49 number of units outstanding (000’s)	7,781	8,652	9,284	9,347	10,315	11,420	12,967	4,524	4,345	4,269
EQ/Small Company Index
Unit value	$32.81	$26.62	$30.49	$27.16	$22.89	$24.36	$23.60	$17.44	$15.33	$16.22
Separate Account No. 45 number of units outstanding (000’s)	150	160	178	198	221	223	257	298	337	370
Separate Account No. 49 number of units outstanding (000’s)	2,229	2,429	2,649	2,841	3,136	3,300	3,586	3,874	4,203	4,357
EQ/Templeton Global Equity Managed Volatility
Unit value	$13.80	$11.59	$13.41	$11.23	$10.84	$11.30	$11.36	$9.09	$7.73	$8.57
Separate Account No. 45 number of units outstanding (000’s)	100	110	132	141	161	162	125	94	89	86
Separate Account No. 49 number of units outstanding (000’s)	2,287	2,572	2,933	3,026	3,230	3,280	3,271	3,522	3,403	3,481
Multimanager Technology
Unit value	$37.73	$27.80	$27.60	$20.15	$18.79	$17.95	$16.06	$12.03	$10.78	$11.50
Separate Account No. 45 number of units outstanding (000’s)	377	417	497	539	585	620	668	773	873	979
Separate Account No. 49 number of units outstanding (000’s)	2,845	3,127	3,412	3,685	4,093	4,189	4,392	5,169	5,030	5,183

31

(14)	Hypothetical illustration

ILLUSTRATION OF ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED MINIMUM BENEFITS

The following table illustrates the changes in account value, cash value and the values of the “5% Roll-Up to age 80” guaranteed minimum death benefit, the Protection PlusSM benefit and the Guaranteed minimum income benefit under certain hypothetical circumstances for an Accumulator® contract. The table illustrates the operation of a contract based on a male, issue age 60, who makes a single $100,000 contribution, takes no withdrawals, and has a current account value of $105,000 in contract year 3. The amounts shown are for the beginning of each contract year and assume that all of the account value is invested in Portfolios that achieve investment returns at constant gross annual rates of 0% and 6% (i.e., before any investment management fees, 12b-1 fees or other expenses are deducted from the underlying portfolio assets). After the deduction of the arithmetic average of the investment management fees, 12b-1 fees and other expenses of all of the underlying Portfolios (as described below), the corresponding net annual rates of return would be (2.5)% and 3.5% for the Accumulator® contracts; at the 0% and 6% gross annual rates, respectively. These net annual rates of return reflect the trust and separate account level charges, but they do not reflect the charges we deduct from your account value annually for the 5% Roll up to age 80 Guaranteed minimum death benefit, Protection PlusSM benefit, and the Guaranteed minimum income benefit features, as well as the annual administrative charge. If the net annual rates of return did reflect these charges, the net annual rates of return shown would be lower; however, the values shown in the following tables reflect all contract charges. The values shown under “Lifetime Annual Guaranteed Minimum Income Benefit” reflect the lifetime income that would be guaranteed if the Guaranteed minimum income benefit is selected at that contract anniversary. An “N/A” in these columns indicates that the benefit is not exercisable in that year. A “0” under any of the death benefit and/or “Lifetime Annual Guaranteed Minimum Income Benefit” columns indicates that the contract has terminated due to insufficient account value and, consequently, the guaranteed benefit has no value.

With respect to fees and expenses deducted from assets of the underlying portfolios, the amounts shown in the table reflect (1) investment management fees equivalent to an effective annual rate of 0.44%, and (2) an assumed average asset charge for all other expenses of the underlying portfolios equivalent to an effective annual rate of 0.26% and (3) 12b-1 fees equivalent to an effective annual rate of 0.25%. These rates are the arithmetic average for all Portfolios that are available as investment options. In other words, they are based on the hypothetical assumption that account values are allocated equally among the variable investment options. The actual rates associated with any contract will vary depending upon the actual allocation of account value among the investment options. These rates do not reflect expense limitation arrangements in effect with respect to certain of the underlying portfolios as described in the footnotes to the fee table for the underlying portfolios in “Fee table” earlier in this prospectus. With these arrangements, the charges shown above would be lower. This would result in higher values than those shown in the following table.

Because your circumstances will no doubt differ from those in the illustrations that follow, values under your contract will differ, in most cases substantially. Upon request, we will furnish you with a personalized illustration.

32

Variable deferred annuity

Accumulator®

$100,000 Single contribution and no withdrawals

$105,000 year 3 account value

Male, issue age 60

Benefits:

5% Roll-Up to age 80 Guaranteed minimum death benefit

Protection Plus

Guaranteed minimum income benefit

Age	Contract Year	Account Value		Cash Value		5% Roll-Up to age 80 Guaranteed Minimum Death Benefit		Total Death Benefit with Protection Plus		Lifetime Annual Guaranteed Minimum Income Benefit
		0%	6%	0%	6%	0%	6%	0%	6%	0%	6%
60	0	100,000	100,000	93,000	93,000	100,000	100,000	100,000	100,000	N/A	N/A
61	1	96,990	102,978	89,990	95,978	105,000	105,000	107,000	107,000	N/A	N/A
62	2	105,000	105,000	99,000	99,000	110,250	110,250	114,350	114,350	N/A	N/A
63	3	101,823	108,110	96,823	103,110	115,763	115,763	122,068	122,068	N/A	N/A
64	4	98,714	111,306	94,714	107,306	121,551	121,551	130,171	130,171	N/A	N/A
65	5	95,671	114,588	92,671	111,588	127,628	127,628	138,679	138,679	N/A	N/A
66	6	92,691	117,960	90,691	115,960	134,010	134,010	147,613	147,613	N/A	N/A
67	7	89,770	121,422	88,770	120,422	140,710	140,710	156,994	156,994	N/A	N/A
68	8	86,908	124,977	86,908	124,977	147,746	147,746	166,844	166,844	N/A	N/A
69	9	84,100	128,627	84,100	128,627	155,133	155,133	177,186	177,186	N/A	N/A
70	10	81,345	132,374	81,345	132,374	162,889	162,889	188,045	188,045	9,627	9,627
75	15	68,265	152,634	68,265	152,634	207,893	207,893	251,050	251,050	13,326	13,326
80	20	56,111	175,624	56,111	175,624	265,330	265,330	331,462	331,462	18,069	18,069
85	25	45,176	202,257	45,176	202,257	265,330	265,330	331,462	331,462	24,543	24,543
90	30	39,408	237,826	39,408	237,826	265,330	265,330	331,462	331,462	N/A	N/A
95	35	34,376	279,649	34,376	279,649	265,330	265,330	331,462	331,462	N/A	N/A

The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The account value, cash value and guaranteed benefits for a contract would be different from the ones shown if the actual gross rate of investment return averaged 0% or 6% over a period of years, but also fluctuated above or below the average for individual contract years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.

33

(15)	Other considerations

(a) COVID-19

The outbreak of the novel coronavirus known as COVID-19 was declared a pandemic by the World Health Organization in March 2020. Equity and financial markets have experienced increased volatility and negative returns, and interest rates have declined due to the COVID-19 pandemic and other market factors. Such events can adversely impact us and our operations. Management believes the Company is taking appropriate actions to mitigate the negative impact to our business and operations. However, the full impact of COVID-19 is unknown and cannot be reasonably estimated or predicted at this time as these events are still developing.

Moreover, these market conditions have impacted the performance of the funds underlying the variable investment options. If these market conditions continue, and depending on your individual circumstances (e.g., your selected investment options and the timing of any contributions, transfers, or withdrawals), you may experience (perhaps significant) negative returns under the contract. The duration of the COVID-19 pandemic, and the future impact that the pandemic may have on the financial markets and global economy, cannot be foreseen, however. You should consult with a financial professional about how the COVID-19 pandemic and the recent market conditions may impact your future investment decisions related to the contract, such as purchasing the contract or making contributions, transfers, or withdrawals, based on your individual circumstances.

(b) Cybersecurity risks and catastrophic events

We rely heavily on interconnected computer systems and digital data to conduct our variable product business. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized use or abuse of confidential customer information. Systems failures and cyberattacks, as well as, any other catastrophic event, including natural and manmade disasters, public health emergencies, pandemic diseases, terrorist attacks, floods or severe storms affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us, our business operations and your account value. Systems failures and cyber-attacks may also interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate account values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. In addition, the occurrence of any pandemic disease (like COVID-19), natural disaster, terrorist attack or any other event that results in our workforce, and/or employees of service providers and/or third party administrators, being compromised and unable or unwilling to fully perform their responsibilities, could likewise result in interruptions in our service, including our ability to issue contracts and process contract transactions. Even if our workforce and employees of our service providers and/or third party administrators were able to work remotely, those remote work arrangements could result in our business operations being less efficient than under normal circumstances and lead to delays in our issuing contracts and processing of other contract-related transactions. Cybersecurity risks and catastrophic events may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. While there can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your contract due to cyber-attacks, information security breaches or other catastrophic events in the future, we take reasonable steps to mitigate these risks and secure our systems and business operations from such failures, attacks and events.

34

Appendix I

The table below sets forth the dates of the most recent prospectuses, supplements to those prospectuses and statements of additional information and supplements you have received to date all of which are hereby incorporated by reference.

Dates of prior Prospectuses and Supplements

Product Distributor
	Equitable Advisors		Equitable Distributors
Product Name	Prospectus and SAI Dates	Supplement Dates	Prospectus and SAI Dates	Supplement Dates
Accumulator® (IRA, NQ and QP) Accumulator®	5/1/98 (Accumulator only) 5/1/99	5/1/98; 6/18/98; 11/30/98 5/1/99; 5/1/00; 9/1/00; 2/9/01; 9/1/01; 1/14/02; 2/22/02; 7/15/02; 8/20/02; 1/6/03; 2/20/03; 5/1/03; 5/15/03; 8/15/03; 11/24/03; 2/1/04; 5/1/04; 8/4/04; 8/10/04; 12/13/04; 12/31/04; 5/1/05; 5/9/05; 6/10/05; 6/17/05; 7/25/05; 8/31/05; 12/2/05; 2/8/06; 5/1/06; 8/25/06; 12/11/06; 5/1/07; 5/1/07; 8/24/07; 9/19/07; 10/19/07; 2/15/08; 5/1/08; 6/20/08; 7/21/08; 8/15/08; 11/13/08; 12/1/08; 1/15/09; 5/1/09; 6/8/09; 8/17/09; 8/18/09; 9/3/ 09; 9/25/09; 1/7/10; 2/1/10; 2/5/10; 5/1/10; 6/14/10; 8/25/10; 12/15/10; 12/29/10; 2/11/11; 5/1/11; 6/30/11; 8/16/11; 12/27/11; 2/6/12; 5/1/12; 6/20/12; 2/15/13; 5/1/13; 5/1/13; 8/23/13; 5/1/14; 5/1/15; 2/22/16; 5/1/16; 11/15/16; 5/1/17; 1/23/18; 4/11/18; 5/1/18; 8/14/18; 10/19/18; 11/20/18; 5.1.19; 6/13/19; 8/2/19	5/1/98

5/1/98; 6/18/98; 11/30/98; 5/1/99; 5/1/00; 9/1/00; 2/9/01; 9/1/01;

1/14/02; 2/22/02; 7/15/02; 8/20/02; 1/6/03; 2/20/03; 5/1/03; 5/15/03; 8/15/03; 11/24/03; 2/1/04; 5/1/04; 8/4/04; 8/10/04; 12/13/04; 12/31/04; 5/1/05; 5/9/05; 6/10/05; 6/17/05; 7/25/05; 8/31/05; 12/2/05; 2/8/06; 5/1/06; 8/25/06; 12/11/06; 5/1/07; 5/1/07; 8/24/07; 9/19/ 07; 10/19/07; 2/15/08; 5/1/08; 6/20/08; 7/21/08; 8/15/08; 11/13/08; 12/1/08;1/15/09; 5/1/09; 6/8/09; 8/17/ 09; 8/18/09; 9/3/09; 9/25/09; 1/7/10; 2/1/10; 2/5/10; 5/1/10; 6/14/10; 8/25/10; 12/15/10; 12/29/10; 2/11/11; 5/1/11; 6/30/11; 8/16/11; 12/27/11; 2/6/12; 5/1/12; 6/20/12; 2/15/13; 5/1/13; 5/1/13; 8/23/13; 5/1/14; 5/1/15; 2/22/16; 5/1/16; 11/15/16; 5/1/17; 1/23/18; 4/11/18; 5/1/18; 8/14/18; 10/19/18; 11/20/18; 5.1.19; 6/13/19; 8/2/19

I-1

Statement of additional information

Page

The Company	2

Custodian	2

Independent Registered Public Accounting Firm	2

Distribution of the Contracts	2

Calculating Unit Values	2

Financial Statements	2

How to obtain an Accumulator® Statement of Additional Information

Send this request form to:

Retirement Service Solutions

P.O. Box 1547

Secaucus, NJ 07096-1547

Please send me a combined Accumulator® series SAI dated May 1, 2020

Name

Address
City	State	Zip

Inforce Supplement

#820387

Accumulator®

Statement of Additional Information

dated May 1, 2020

Equitable Financial Life Insurance Company

1290 Avenue of the Americas

New York, New York 10104

This Statement of Additional Information (“SAI”) is not a Prospectus. It should be read in conjunction with the related Accumulator® Prospectuses and/or supplements, dated May 1, 2020. These Prospectuses provide detailed information concerning the contracts and the variable investment options, as well as the fixed maturity options that fund the contracts. Each variable investment option is a subaccount of the Company’s Separate Account No. 45 and Separate Account No. 49. Definitions of special terms used in the SAI are found in the Prospectus.

A copy of each Prospectus and supplement is available free of charge by writing the processing office (Retirement Service Solutions — Post Office Box 1547, Secaucus, NJ 07096-1547), by calling 1-800-789-7771 toll free, or by contacting your financial professional.

The Company	2

Custodian	2

Independent Registered Public Accounting Firm	2

Distribution of the Contracts	2

Calculating Unit Values	2

Financial statements	2

Copyright 2020 Equitable Financial Life Insurance Company.

All rights reserved. Accumulator® is a registered service mark of Equitable Financial Life Insurance Company.

Inforce supplement
#820387

The Company

We are Equitable Financial Life Insurance Company (the “Company”, “we”, “our” and “us”) (until 2020, known as AXA Equitable Life Insurance Company), a New York stock life insurance corporation. We have been doing business since 1859. The Company is an indirect wholly owned subsidiary of Equitable Holdings, Inc. No other company has any legal responsibility to pay amounts that the Company owes under the contracts. The Company is solely responsible for paying all amounts owed to you under the contract.

Custodian

The Company is the custodian for the shares of the Trusts owned by Separate Accounts No. 45 and 49, respectively.

Independent Registered Public Accounting Firm

The (i) financial statements of Separate Accounts No. 45 and 49 of AXA Equitable Life Insurance Company as of December 31, 2019 and for each of the periods indicated therein and the (ii) consolidated financial statements and financial statement schedules of AXA Equitable Life Insurance Company as of December 31, 2019 and 2018 and for each of the three years in the period ended December 31, 2019 included in this SAI have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

PricewaterhouseCoopers LLP provides independent audit services and certain other non-audit services to AXA Equitable Life Insurance Company as permitted by the applicable SEC independence rules, and as disclosed in AXA Equitable Life Insurance Company’s Form 10-K. PricewaterhouseCoopers LLP’s address is 300 Madison Avenue, New York, NY 10017.

Distribution of the Contracts

Under a distribution agreement between Equitable Distributors, the Company and certain of the Company’s separate accounts, including Separate Account No. 70, the Company paid Equitable Distributors distribution fees of $490,158,726 in 2019, $466,293,494 in 2018 and $480,771,028 in 2017, as the distributor of certain contracts, including these contracts, and as the principal underwriter of several Company separate accounts, including Separate Account No. 70. Of these amounts, for each of these three years, Equitable Distributors retained $0, $0 and $0, respectively.

Pursuant to a Distribution and Servicing Agreement between Equitable Advisors, the Company and certain of the Company’s separate accounts, including Separate Account No. 70, the Company paid Equitable Advisors a fee of $0, $0 and $0 for each of the years 2019, 2018 and 2017. The Company paid Equitable Advisors, as the distributors of certain contracts, including these contracts, and as the principal underwriter of several Company separate accounts, including Separate Account No. 70, $550,516,044 in 2019, $525,064,725 in 2018 and $521,468,953 in 2017. Of these amounts, Equitable Advisors retained $243,138,196, $242,921,348 and $267,653,575, respectively.

Calculating Unit Values

Unit values are determined at the end of each valuation period for each of the variable investment options. Unit values vary based on the amount of charges we deduct from the variable investment options.

The unit value for a variable investment option for any valuation period is equal to: (i) the unit value for the preceding valuation period multiplied by (ii) the net investment factor for that option for that valuation period. A valuation period is each business day together with any preceding non-business days. The net investment factor is:

(	a	)	c
b

where:

(a)

is the value of the variable investment option’s shares of the corresponding portfolio at the end of the valuation period. Any amounts allocated to or withdrawn from the option for the valuation period are not taken into account. For this purpose, we use the share value reported to us by EQ Premier VIP Trust and EQ Advisors Trust, (the “Trusts”) as applicable.

(b)

is the value of the variable investment option’s shares of the corresponding portfolio at the end of the preceding valuation period. (Any amounts allocated or withdrawn for that valuation period are taken into account.)

(c)	is the daily mortality and expense risks charge, administrative charge and any applicable distribution charge relating to the contracts, times the number of calendar days in the valuation period.

Illustration of changes in annuity unit values

To show how we determine variable annuity payments from month to month, assume that the account value on the date annuity payments are to begin is enough to fund an annuity with a monthly payment of $363. Also assume that the annuity unit value for the valuation period that includes the due date of the first annuity payment is $1.05. The number of annuity units credited under the contract would be 345.71 (363 divided by 1.05 = 345.71).

If the fourth monthly payment is due in March, and the average annuity unit value for January was $1.10, the annuity payment for March would be the number of units (345.71) times the average annuity unit value ($1.10), or $380.28. If the average annuity unit value was $1 in February, the annuity payment for April would be 345.71 times $1, or $345.71.

Financial Statements

The consolidated financial statements of the Company included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the contracts.

The financial statements of Separate Accounts No. 45 and 49, respectively, list investment options not currently offered under these contracts.

2

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 45

FSA-1

Report of Independent Registered Public Accounting Firm

To the Board of Directors of AXA Equitable Life Insurance Company

and the Contractowners of Separate Account No. 45 of AXA Equitable Life Insurance Company

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the variable investment options of Separate Account No. 45 of AXA Equitable Life Insurance Company indicated in the table below as of December 31, 2019, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the variable investment options of Separate Account No. 45 of AXA Equitable Life Insurance Company as of December 31, 2019, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

1290 VT GAMCO MERGERS & ACQUISITIONS(1)	EQ/INTERNATIONAL CORE MANAGED VOLATILITY(1)
1290 VT GAMCO SMALL COMPANY VALUE(1)	EQ/INTERNATIONAL EQUITY INDEX(1)
1290 VT SOCIALLY RESPONSIBLE(1)	EQ/INTERNATIONAL VALUE MANAGED VOLATILITY(1)
EQ/400 MANAGED VOLATILITY(1)	EQ/JANUS ENTERPRISE(1)
EQ/2000 MANAGED VOLATILITY(1)	EQ/LARGE CAP CORE MANAGED VOLATILITY(1)
EQ/AB SHORT DURATION GOVERNMENT BOND(1)	EQ/LARGE CAP GROWTH INDEX(1)
EQ/AB SMALL CAP GROWTH(1)	EQ/LARGE CAP GROWTH MANAGED VOLATILITY(1)
EQ/AGGRESSIVE ALLOCATION(1)	EQ/LARGE CAP VALUE INDEX(1)
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY(1)	EQ/LARGE CAP VALUE MANAGED VOLATILITY(1)
EQ/COMMON STOCK INDEX(1)	EQ/MID CAP INDEX(1)
EQ/CONSERVATIVE ALLOCATION(1)	EQ/MID CAP VALUE MANAGED VOLATILITY(1)
EQ/CONSERVATIVE-PLUS ALLOCATION(1)	EQ/MODERATE ALLOCATION(1)
EQ/CORE BOND INDEX(1)	EQ/MODERATE-PLUS ALLOCATION(1)
EQ/EQUITY 500 INDEX(1)	EQ/MONEY MARKET(1)
EQ/FRANKLIN BALANCED MANAGED VOLATILITY(1)	EQ/QUALITY BOND PLUS(1)
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY(1)	EQ/SMALL COMPANY INDEX(1)
EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY(1)	EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY(1)
EQ/GLOBAL EQUITY MANAGED VOLATILITY(1)	MULTIMANAGER TECHNOLOGY(1)
EQ/INTERMEDIATE GOVERNMENT BOND(1)
(1) Statement of operations for the year ended December 31, 2019 and statement of changes in net assets for the years ended December 31, 2019 and 2018.

Basis for Opinions

These financial statements are the responsibility of the AXA Equitable Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the variable investment options of Separate Account No. 45 of AXA Equitable Life Insurance Company based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to each of the variable investment options of Separate Account No. 45 of AXA Equitable Life Insurance Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2019 by correspondence with the transfer agents of the investee mutual funds or the investee mutual funds directly. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Charlotte, NC

April 20, 2020

We have served as the auditor of one or more of the variable investment options of Separate Account No. 45 of AXA Equitable Life Insurance Company since 1995.

FSA-2

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2019

	1290 VT GAMCO MERGERS & ACQUISITIONS*	1290 VT GAMCO SMALL COMPANY VALUE*	1290 VT SOCIALLY RESPONSIBLE*	EQ/400 MANAGED VOLATILITY*	EQ/2000 MANAGED VOLATILITY*	EQ/AB SHORT DURATION GOVERNMENT BOND*
Assets:
Investments in shares of the Portfolios, at fair value	$3,991,269	$29,341,258	$2,014,710	$7,754,379	$10,820,566	$11,767,771
Receivable for shares of the Portfolios sold	154	1,129	81	429	42,090	455

Total assets	3,991,423	29,342,387	2,014,791	7,754,808	10,862,656	11,768,226

Liabilities:
Payable for policy-related transactions	154	1,129	81	429	42,090	455

Total liabilities	154	1,129	81	429	42,090	455

Net Assets	$3,991,269	$29,341,258	$2,014,710	$7,754,379	$10,820,566	$11,767,771

Net Assets:
Accumulation unit values	$3,986,036	$29,295,601	$1,987,608	$7,717,010	$10,786,901	$11,764,898
Retained by AXA Equitable in Separate Account No. 45	5,233	45,657	27,102	37,369	33,665	2,873

Total Net Assets	$3,991,269	$29,341,258	$2,014,710	$7,754,379	$10,820,566	$11,767,771

Investments in shares of the Portfolios, at cost	$4,243,929	$26,449,971	$1,706,768	$7,345,570	$9,990,721	$11,765,800

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-3

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	EQ/AB SMALL CAP GROWTH*	EQ/AGGRESSIVE ALLOCATION*	EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY*	EQ/COMMON STOCK INDEX*	EQ/CONSERVATIVE ALLOCATION*	EQ/CONSERVATIVE- PLUS ALLOCATION*
Assets:
Investments in shares of the Portfolios, at fair value	$47,958,307	$17,647,643	$3,128,478	$198,896,375	$31,344,648	$33,336,075
Receivable for shares of the Portfolios sold	16,201	—	4,950	13,986	1,211	1,262
Receivable for policy-related transactions	—	8,595	—	—	—	—

Total assets	47,974,508	17,656,238	3,133,428	198,910,361	31,345,859	33,337,337

Liabilities:
Payable for shares of the Portfolios purchased	—	8,595	—	—	—	—
Payable for policy-related transactions	16,201	—	4,950	13,986	1,211	1,262

Total liabilities	16,201	8,595	4,950	13,986	1,211	1,262

Net Assets	$47,958,307	$17,647,643	$3,128,478	$198,896,375	$31,344,648	$33,336,075

Net Assets:
Accumulation unit values	$47,926,046	$17,622,336	$3,127,766	$198,863,657	$31,334,622	$33,326,565
Retained by AXA Equitable in Separate Account No. 45	32,261	25,307	712	32,718	10,026	9,510

Total Net Assets	$47,958,307	$17,647,643	$3,128,478	$198,896,375	$31,344,648	$33,336,075

Investments in shares of the Portfolios, at cost	$49,206,906	$17,173,609	$3,273,650	$122,760,096	$31,592,246	$33,536,341

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-4

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	EQ/CORE BOND INDEX*	EQ/EQUITY 500 INDEX*	EQ/FRANKLIN BALANCED MANAGED VOLATILITY*	EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY*	EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY*	EQ/GLOBAL EQUITY MANAGED VOLATILITY*
Assets:
Investments in shares of the Portfolios, at fair value	$48,850,235	$86,698,620	$23,547,766	$1,306,383	$7,041,496	$36,336,343
Receivable for shares of the Portfolios sold	12,446	27,119	4,757	50	270	1,790

Total assets	48,862,681	86,725,739	23,552,523	1,306,433	7,041,766	36,338,133

Liabilities:
Payable for policy-related transactions	12,446	27,119	4,757	50	270	1,790

Total liabilities	12,446	27,119	4,757	50	270	1,790

Net Assets	$48,850,235	$86,698,620	$23,547,766	$1,306,383	$7,041,496	$36,336,343

Net Assets:
Accumulation unit values	$48,819,321	$86,601,454	$23,546,978	$1,306,020	$7,040,459	$36,306,390
Retained by AXA Equitable in Separate Account No. 45	30,914	97,166	788	363	1,037	29,953

Total Net Assets	$48,850,235	$86,698,620	$23,547,766	$1,306,383	$7,041,496	$36,336,343

Investments in shares of the Portfolios, at cost	$48,294,190	$53,955,662	$22,291,947	$1,363,857	$7,546,590	$28,484,657

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-5

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	EQ/INTERMEDIATE GOVERNMENT BOND*	EQ/INTERNATIONAL CORE MANAGED VOLATILITY*	EQ/INTERNATIONAL EQUITY INDEX*	EQ/INTERNATIONAL VALUE MANAGED VOLATILITY*	EQ/JANUS ENTERPRISE*	EQ/LARGE CAP CORE MANAGED VOLATILITY*
Assets:
Investments in shares of the Portfolios, at fair value	$17,965,070	$17,441,151	$41,597,748	$17,055,529	$14,048,618	$48,056,304
Receivable for shares of the Portfolios sold	10,188	744	18,035	10,698	—	42,767
Receivable for policy-related transactions	—	—	—	—	9,065	—

Total assets	17,975,258	17,441,895	41,615,783	17,066,227	14,057,683	48,099,071

Liabilities:
Payable for shares of the Portfolios purchased	—	—	—	—	9,065	—
Payable for policy-related transactions	10,188	744	18,035	10,698	—	42,767

Total liabilities	10,188	744	18,035	10,698	9,065	42,767

Net Assets	$17,965,070	$17,441,151	$41,597,748	$17,055,529	$14,048,618	$48,056,304

Net Assets:
Accumulation unit values	$17,944,810	$17,423,157	$41,581,236	$17,013,584	$14,040,826	$47,984,440
Retained by AXA Equitable in Separate Account No. 45	20,260	17,994	16,512	41,945	7,792	71,864

Total Net Assets	$17,965,070	$17,441,151	$41,597,748	$17,055,529	$14,048,618	$48,056,304

Investments in shares of the Portfolios, at cost	$17,661,434	$14,872,139	$37,976,302	$14,743,335	$11,862,824	$38,268,118

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-6

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	EQ/LARGE CAP GROWTH INDEX*	EQ/LARGE CAP GROWTH MANAGED VOLATILITY*	EQ/LARGE CAP VALUE INDEX*	EQ/LARGE CAP VALUE MANAGED VOLATILITY*	EQ/MID CAP INDEX*	EQ/MID CAP VALUE MANAGED VOLATILITY*
Assets:
Investments in shares of the Portfolios, at fair value	$58,996,124	$144,429,945	$10,107,710	$196,559,022	$29,560,115	$51,875,848
Receivable for shares of the Portfolios sold	—	55,048	388	111,115	18,426	6,913
Receivable for policy-related transactions	12,068	—	—	—	—	—

Total assets	59,008,192	144,484,993	10,108,098	196,670,137	29,578,541	51,882,761

Liabilities:
Payable for shares of the Portfolios purchased	12,068	—	—	—	—	—
Payable for policy-related transactions	—	55,048	388	111,115	18,426	6,913

Total liabilities	12,068	55,048	388	111,115	18,426	6,913

Net Assets	$58,996,124	$144,429,945	$10,107,710	$196,559,022	$29,560,115	$51,875,848

Net Assets:
Accumulation unit values	$58,911,476	$144,377,171	$10,101,586	$196,536,019	$29,539,723	$51,840,462
Retained by AXA Equitable in Separate Account No. 45	84,648	52,774	6,124	23,003	20,392	35,386

Total Net Assets	$58,996,124	$144,429,945	$10,107,710	$196,559,022	$29,560,115	$51,875,848

Investments in shares of the Portfolios, at cost	$45,733,560	$103,944,092	$9,494,978	$154,064,244	$26,337,930	$40,919,577

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-7

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	EQ/MODERATE ALLOCATION*	EQ/MODERATE- PLUS ALLOCATION*	EQ/MONEY MARKET*	EQ/QUALITY BOND PLUS*	EQ/SMALL COMPANY INDEX*	EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY*
Assets:
Investments in shares of the Portfolios, at fair value	$142,125,090	$68,838,945	$25,018,266	$26,242,795	$16,132,506	$4,599,490
Receivable for shares of the Portfolios sold	16,781	8,969	88,163	1,330	618	4,606

Total assets	142,141,871	68,847,914	25,106,429	26,244,125	16,133,124	4,604,096

Liabilities:
Payable for policy-related transactions	16,781	8,969	88,163	1,330	618	4,606

Total liabilities	16,781	8,969	88,163	1,330	618	4,606

Net Assets	$142,125,090	$68,838,945	$25,018,266	$26,242,795	$16,132,506	$4,599,490

Net Assets:
Accumulation unit values	$142,049,276	$68,824,216	$25,000,064	$26,218,678	$16,120,913	$4,599,414
Retained by AXA Equitable in Separate Account No. 45	75,814	14,729	18,202	24,117	11,593	76

Total Net Assets	$142,125,090	$68,838,945	$25,018,266	$26,242,795	$16,132,506	$4,599,490

Investments in shares of the Portfolios, at cost	$140,110,274	$67,562,779	$25,018,921	$25,703,158	$16,468,040	$4,613,706

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-8

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

MULTIMANAGER TECHNOLOGY*
Assets:
Investments in shares of the Portfolios, at fair value	$36,468,993
Receivable for policy-related transactions	17,763

Total assets	36,486,756

Liabilities:
Payable for shares of the Portfolios purchased	17,763

Total liabilities	17,763

Net Assets	$36,468,993

Net Assets:
Accumulation unit values	$36,433,706
Retained by AXA Equitable in Separate Account No. 45	35,287

Total Net Assets	$36,468,993

Investments in shares of the Portfolios, at cost	$28,625,350

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-9

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

The following table provides the Portfolio shares held by the Variable Investment Options of the Account:

	Share Class**	Portfolio Shares Held
1290 VT GAMCO MERGERS & ACQUISITIONS	IB	331,078

1290 VT GAMCO SMALL COMPANY VALUE	IB	489,829

1290 VT SOCIALLY RESPONSIBLE	IB	144,371

EQ/400 MANAGED VOLATILITY	IB	356,172

EQ/2000 MANAGED VOLATILITY	IB	524,439

EQ/AB SHORT DURATION GOVERNMENT BOND	IB	1,191,617

EQ/AB SMALL CAP GROWTH	IA	79,817

EQ/AB SMALL CAP GROWTH	IB	2,813,421

EQ/AGGRESSIVE ALLOCATION	B	1,534,425

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	IB	427,973

EQ/COMMON STOCK INDEX	IA	738,586

EQ/COMMON STOCK INDEX	IB	4,715,135

EQ/CONSERVATIVE ALLOCATION	B	3,329,876

EQ/CONSERVATIVE-PLUS ALLOCATION	B	3,422,395

EQ/CORE BOND INDEX	IB	4,837,231

EQ/EQUITY 500 INDEX	IB	1,708,482

EQ/FRANKLIN BALANCED MANAGED VOLATILITY	IB	2,097,235

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	IB	83,754

EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY	IB	774,065

EQ/GLOBAL EQUITY MANAGED VOLATILITY	IB	2,030,483

EQ/INTERMEDIATE GOVERNMENT BOND	IA	50,019

EQ/INTERMEDIATE GOVERNMENT BOND	IB	1,690,017

EQ/INTERNATIONAL CORE MANAGED VOLATILITY	IB	1,562,667

EQ/INTERNATIONAL EQUITY INDEX	IA	485,340

EQ/INTERNATIONAL EQUITY INDEX	IB	3,794,224

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	IB	1,269,487

EQ/JANUS ENTERPRISE	IB	665,916

EQ/LARGE CAP CORE MANAGED VOLATILITY	IB	4,266,690

EQ/LARGE CAP GROWTH INDEX	IB	3,659,245

EQ/LARGE CAP GROWTH MANAGED VOLATILITY	IB	4,132,792

EQ/LARGE CAP VALUE INDEX	IB	1,102,343

EQ/LARGE CAP VALUE MANAGED VOLATILITY	IA	669,480

EQ/LARGE CAP VALUE MANAGED VOLATILITY	IB	10,097,491

EQ/MID CAP INDEX	IB	2,051,802

EQ/MID CAP VALUE MANAGED VOLATILITY	IB	3,182,429

EQ/MODERATE ALLOCATION	A	1,170,426

EQ/MODERATE ALLOCATION	B	9,013,936

EQ/MODERATE-PLUS ALLOCATION	B	6,206,961

The accompanying notes are an integral part of these financial statements.

FSA-10

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Share Class**	Portfolio Shares Held

EQ/MONEY MARKET	IA	2,474,828

EQ/MONEY MARKET	IB	22,542,020

EQ/QUALITY BOND PLUS	IB	3,038,002

EQ/SMALL COMPANY INDEX	IB	1,469,200

EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY	IB	388,272

MULTIMANAGER TECHNOLOGY	IB	1,230,951

The accompanying notes are an integral part of these financial statements.

**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.

The following table provides units outstanding and unit values associated with the Variable Investment Options of the Account and is further categorized by share class and contract charges:

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
1290 VT GAMCO MERGERS & ACQUISITIONS	0.50%	IB	$18.36	—
1290 VT GAMCO MERGERS & ACQUISITIONS	1.15%	IB	$16.68	57
1290 VT GAMCO MERGERS & ACQUISITIONS	1.35%	IB	$16.19	73
1290 VT GAMCO MERGERS & ACQUISITIONS	1.55%	IB	$15.72	95
1290 VT GAMCO MERGERS & ACQUISITIONS	1.60%	IB	$15.60	21
1290 VT GAMCO MERGERS & ACQUISITIONS	1.70%	IB	$15.37	3

1290 VT GAMCO SMALL COMPANY VALUE	1.15%	IB	$80.03	85
1290 VT GAMCO SMALL COMPANY VALUE	1.35%	IB	$75.09	128
1290 VT GAMCO SMALL COMPANY VALUE	1.55%	IB	$70.45	136
1290 VT GAMCO SMALL COMPANY VALUE	1.60%	IB	$69.34	47
1290 VT GAMCO SMALL COMPANY VALUE	1.70%	IB	$67.16	1

1290 VT SOCIALLY RESPONSIBLE	1.15%	IB	$21.14	11
1290 VT SOCIALLY RESPONSIBLE	1.35%	IB	$20.29	21
1290 VT SOCIALLY RESPONSIBLE	1.55%	IB	$19.46	53
1290 VT SOCIALLY RESPONSIBLE	1.60%	IB	$19.26	15

EQ/400 MANAGED VOLATILITY	1.15%	IB	$16.75	75
EQ/400 MANAGED VOLATILITY	1.35%	IB	$16.52	142
EQ/400 MANAGED VOLATILITY	1.55%	IB	$16.30	194
EQ/400 MANAGED VOLATILITY	1.60%	IB	$16.25	56
EQ/400 MANAGED VOLATILITY	1.70%	IB	$16.14	3

EQ/2000 MANAGED VOLATILITY	0.50%	IB	$17.32	—
EQ/2000 MANAGED VOLATILITY	1.15%	IB	$16.58	141
EQ/2000 MANAGED VOLATILITY	1.35%	IB	$16.36	250
EQ/2000 MANAGED VOLATILITY	1.55%	IB	$16.14	187
EQ/2000 MANAGED VOLATILITY	1.60%	IB	$16.08	81
EQ/2000 MANAGED VOLATILITY	1.70%	IB	$15.97	2

EQ/AB SHORT DURATION GOVERNMENT BOND	1.15%	IB	$9.49	287
EQ/AB SHORT DURATION GOVERNMENT BOND	1.35%	IB	$9.36	454
EQ/AB SHORT DURATION GOVERNMENT BOND	1.55%	IB	$9.24	388
EQ/AB SHORT DURATION GOVERNMENT BOND	1.60%	IB	$9.21	119
EQ/AB SHORT DURATION GOVERNMENT BOND	1.70%	IB	$9.15	12

The accompanying notes are an integral part of these financial statements.

FSA-11

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/AB SMALL CAP GROWTH	1.15%	IA	$50.04	29
EQ/AB SMALL CAP GROWTH	1.15%	IB	$48.29	204
EQ/AB SMALL CAP GROWTH	1.35%	IB	$46.12	272
EQ/AB SMALL CAP GROWTH	1.55%	IB	$44.05	433
EQ/AB SMALL CAP GROWTH	1.60%	IB	$43.55	114
EQ/AB SMALL CAP GROWTH	1.70%	IB	$42.56	2

EQ/AGGRESSIVE ALLOCATION	1.15%	B	$21.41	247
EQ/AGGRESSIVE ALLOCATION	1.35%	B	$20.73	202
EQ/AGGRESSIVE ALLOCATION	1.55%	B	$20.07	313
EQ/AGGRESSIVE ALLOCATION	1.60%	B	$19.91	88
EQ/AGGRESSIVE ALLOCATION	1.70%	B	$21.69	5

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.15%	IB	$19.05	39
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.35%	IB	$18.54	68
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.55%	IB	$18.05	42
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.60%	IB	$17.93	20

EQ/COMMON STOCK INDEX	1.15%	IA	$625.64	43
EQ/COMMON STOCK INDEX	1.15%	IB	$602.18	80
EQ/COMMON STOCK INDEX	1.35%	IB	$550.92	137
EQ/COMMON STOCK INDEX	1.55%	IB	$503.96	63
EQ/COMMON STOCK INDEX	1.60%	IB	$492.85	33
EQ/COMMON STOCK INDEX	1.70%	IB	$471.38	—

EQ/CONSERVATIVE ALLOCATION	1.15%	B	$13.85	570
EQ/CONSERVATIVE ALLOCATION	1.35%	B	$13.41	662
EQ/CONSERVATIVE ALLOCATION	1.55%	B	$12.99	812
EQ/CONSERVATIVE ALLOCATION	1.60%	B	$12.88	312

EQ/CONSERVATIVE-PLUS ALLOCATION	1.15%	B	$15.65	696
EQ/CONSERVATIVE-PLUS ALLOCATION	1.35%	B	$15.16	603
EQ/CONSERVATIVE-PLUS ALLOCATION	1.55%	B	$14.68	505
EQ/CONSERVATIVE-PLUS ALLOCATION	1.60%	B	$14.56	402
EQ/CONSERVATIVE-PLUS ALLOCATION	1.70%	B	$15.24	2

EQ/CORE BOND INDEX	0.50%	IB	$17.74	—
EQ/CORE BOND INDEX	1.15%	IB	$15.35	697
EQ/CORE BOND INDEX	1.35%	IB	$14.69	1,027
EQ/CORE BOND INDEX	1.55%	IB	$14.04	1,217
EQ/CORE BOND INDEX	1.60%	IB	$13.89	422
EQ/CORE BOND INDEX	1.70%	IB	$13.58	5

EQ/EQUITY 500 INDEX	0.50%	IB	$86.99	—
EQ/EQUITY 500 INDEX	1.15%	IB	$73.44	233
EQ/EQUITY 500 INDEX	1.35%	IB	$69.69	538
EQ/EQUITY 500 INDEX	1.55%	IB	$66.13	354
EQ/EQUITY 500 INDEX	1.60%	IB	$65.27	129
EQ/EQUITY 500 INDEX	1.70%	IB	$63.58	2

EQ/FRANKLIN BALANCED MANAGED VOLATILITY	1.15%	IB	$16.16	320
EQ/FRANKLIN BALANCED MANAGED VOLATILITY	1.35%	IB	$15.73	519
EQ/FRANKLIN BALANCED MANAGED VOLATILITY	1.55%	IB	$15.31	457
EQ/FRANKLIN BALANCED MANAGED VOLATILITY	1.60%	IB	$15.21	212

The accompanying notes are an integral part of these financial statements.

FSA-12

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.15%	IB	$19.00	14
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.35%	IB	$18.49	27
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.55%	IB	$18.00	16
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.60%	IB	$17.88	14
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.70%	IB	$17.64	—

EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY	1.15%	IB	$14.45	112
EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY	1.35%	IB	$14.08	171
EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY	1.55%	IB	$13.73	162
EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY	1.60%	IB	$13.64	58

EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.50%	IB	$34.67	—
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.15%	IB	$29.94	229
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.35%	IB	$28.62	518
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.55%	IB	$27.35	388
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.60%	IB	$27.04	147
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.70%	IB	$26.43	1

EQ/INTERMEDIATE GOVERNMENT BOND	1.15%	IA	$22.22	23
EQ/INTERMEDIATE GOVERNMENT BOND	0.50%	IB	$25.86	—
EQ/INTERMEDIATE GOVERNMENT BOND	1.15%	IB	$21.42	102
EQ/INTERMEDIATE GOVERNMENT BOND	1.35%	IB	$20.21	182
EQ/INTERMEDIATE GOVERNMENT BOND	1.55%	IB	$19.06	369
EQ/INTERMEDIATE GOVERNMENT BOND	1.60%	IB	$18.79	236
EQ/INTERMEDIATE GOVERNMENT BOND	1.70%	IB	$18.25	6

EQ/INTERNATIONAL CORE MANAGED VOLATILITY	0.50%	IB	$18.34	1
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.15%	IB	$16.01	273
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.35%	IB	$15.35	357
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.55%	IB	$14.72	404
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.60%	IB	$14.57	110

EQ/INTERNATIONAL EQUITY INDEX	1.15%	IA	$18.30	262
EQ/INTERNATIONAL EQUITY INDEX	0.50%	IB	$20.72	3
EQ/INTERNATIONAL EQUITY INDEX	1.15%	IB	$17.62	342
EQ/INTERNATIONAL EQUITY INDEX	1.35%	IB	$16.76	818
EQ/INTERNATIONAL EQUITY INDEX	1.55%	IB	$15.93	743
EQ/INTERNATIONAL EQUITY INDEX	1.60%	IB	$15.74	325
EQ/INTERNATIONAL EQUITY INDEX	1.70%	IB	$15.35	4

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.15%	IB	$23.45	160
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.35%	IB	$22.39	284
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.55%	IB	$21.39	243
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.60%	IB	$21.14	82

EQ/JANUS ENTERPRISE	1.15%	IB	$33.01	118
EQ/JANUS ENTERPRISE	1.35%	IB	$32.05	137
EQ/JANUS ENTERPRISE	1.55%	IB	$31.11	146
EQ/JANUS ENTERPRISE	1.60%	IB	$30.87	38
EQ/JANUS ENTERPRISE	1.70%	IB	$30.42	1

The accompanying notes are an integral part of these financial statements.

FSA-13

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

EQ/LARGE CAP CORE MANAGED VOLATILITY	0.50%	IB	$26.36	—
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.15%	IB	$22.97	474
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.35%	IB	$22.01	839
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.55%	IB	$21.10	637
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.60%	IB	$20.87	246
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.70%	IB	$20.43	3

EQ/LARGE CAP GROWTH INDEX	0.50%	IB	$26.72	1
EQ/LARGE CAP GROWTH INDEX	1.15%	IB	$23.33	304
EQ/LARGE CAP GROWTH INDEX	1.35%	IB	$22.37	1,001
EQ/LARGE CAP GROWTH INDEX	1.55%	IB	$21.45	947
EQ/LARGE CAP GROWTH INDEX	1.60%	IB	$21.23	418
EQ/LARGE CAP GROWTH INDEX	1.70%	IB	$20.79	10

EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.15%	IB	$44.25	878
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.35%	IB	$42.27	1,309
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.55%	IB	$40.37	878
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.60%	IB	$39.91	366
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.70%	IB	$39.00	3

EQ/LARGE CAP VALUE INDEX	0.50%	IB	$14.65	1
EQ/LARGE CAP VALUE INDEX	1.15%	IB	$13.34	147
EQ/LARGE CAP VALUE INDEX	1.35%	IB	$13.15	296
EQ/LARGE CAP VALUE INDEX	1.55%	IB	$12.59	255
EQ/LARGE CAP VALUE INDEX	1.60%	IB	$12.50	77
EQ/LARGE CAP VALUE INDEX	1.70%	IB	$12.32	3

EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.15%	IA	$14.29	857
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.50%	IB	$31.05	—
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.15%	IB	$14.10	2,534
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.35%	IB	$25.71	2,656
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.55%	IB	$24.59	2,301
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.60%	IB	$24.31	954
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.70%	IB	$23.78	20

EQ/MID CAP INDEX	0.50%	IB	$29.37	1
EQ/MID CAP INDEX	1.15%	IB	$25.87	200
EQ/MID CAP INDEX	1.35%	IB	$24.88	339
EQ/MID CAP INDEX	1.55%	IB	$23.92	501
EQ/MID CAP INDEX	1.60%	IB	$23.69	164
EQ/MID CAP INDEX	1.70%	IB	$23.23	2

EQ/MID CAP VALUE MANAGED VOLATILITY	1.15%	IB	$33.80	350
EQ/MID CAP VALUE MANAGED VOLATILITY	1.35%	IB	$32.28	433
EQ/MID CAP VALUE MANAGED VOLATILITY	1.55%	IB	$30.83	615
EQ/MID CAP VALUE MANAGED VOLATILITY	1.60%	IB	$30.48	225
EQ/MID CAP VALUE MANAGED VOLATILITY	1.70%	IB	$29.78	7

EQ/MODERATE ALLOCATION	1.15%	A	$77.73	211
EQ/MODERATE ALLOCATION	0.50%	B	$90.99	1
EQ/MODERATE ALLOCATION	1.15%	B	$72.84	298
EQ/MODERATE ALLOCATION	1.35%	B	$68.00	678
EQ/MODERATE ALLOCATION	1.55%	B	$63.47	595
EQ/MODERATE ALLOCATION	1.60%	B	$62.39	313
EQ/MODERATE ALLOCATION	1.70%	B	$60.28	7

The accompanying notes are an integral part of these financial statements.

FSA-14

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

EQ/MODERATE-PLUS ALLOCATION	1.15%	B	$19.36	761
EQ/MODERATE-PLUS ALLOCATION	1.35%	B	$18.74	1,009
EQ/MODERATE-PLUS ALLOCATION	1.55%	B	$18.15	1,447
EQ/MODERATE-PLUS ALLOCATION	1.60%	B	$18.00	491
EQ/MODERATE-PLUS ALLOCATION	1.70%	B	$19.56	4

EQ/MONEY MARKET	1.15%	IA	$30.34	82
EQ/MONEY MARKET	0.00%	IB	$45.86	22
EQ/MONEY MARKET	0.50%	IB	$37.82	—
EQ/MONEY MARKET	1.15%	IB	$29.40	119
EQ/MONEY MARKET	1.35%	IB	$27.20	258
EQ/MONEY MARKET	1.55%	IB	$25.15	247
EQ/MONEY MARKET	1.60%	IB	$24.67	177
EQ/MONEY MARKET	1.70%	IB	$23.72	18

EQ/QUALITY BOND PLUS	0.50%	IB	$21.51	—
EQ/QUALITY BOND PLUS	1.15%	IB	$18.11	262
EQ/QUALITY BOND PLUS	1.35%	IB	$17.17	467
EQ/QUALITY BOND PLUS	1.55%	IB	$16.28	568
EQ/QUALITY BOND PLUS	1.60%	IB	$16.06	258
EQ/QUALITY BOND PLUS	1.70%	IB	$15.64	4

EQ/SMALL COMPANY INDEX	0.50%	IB	$41.44	—
EQ/SMALL COMPANY INDEX	1.15%	IB	$35.88	94
EQ/SMALL COMPANY INDEX	1.35%	IB	$34.31	183
EQ/SMALL COMPANY INDEX	1.55%	IB	$32.81	150
EQ/SMALL COMPANY INDEX	1.60%	IB	$32.45	46
EQ/SMALL COMPANY INDEX	1.70%	IB	$31.73	2

EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY	1.15%	IB	$14.56	79
EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY	1.35%	IB	$14.18	116
EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY	1.55%	IB	$13.80	100
EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY	1.60%	IB	$13.71	31

MULTIMANAGER TECHNOLOGY	0.50%	IB	$45.67	—
MULTIMANAGER TECHNOLOGY	1.15%	IB	$40.59	170
MULTIMANAGER TECHNOLOGY	1.35%	IB	$39.13	246
MULTIMANAGER TECHNOLOGY	1.55%	IB	$37.73	377
MULTIMANAGER TECHNOLOGY	1.60%	IB	$37.39	151
MULTIMANAGER TECHNOLOGY	1.70%	IB	$36.71	—

The accompanying notes are an integral part of these financial statements.

*	Contract charges reflect the annual mortality, expense risk, financial accounting and other expenses related to the Variable Investment Options.
**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.
***	Variable Investment Options where Units Outstanding are less than 500 are denoted by a -.

FSA-15

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2019

	1290 VT GAMCO MERGERS & ACQUISITIONS*	1290 VT GAMCO SMALL COMPANY VALUE*	1290 VT SOCIALLY RESPONSIBLE*	EQ/400 MANAGED VOLATILITY*	EQ/2000 MANAGED VOLATILITY*	EQ/AB SHORT DURATION GOVERNMENT BOND*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$164,445	$166,987	$17,106	$71,411	$93,900	$207,185
Expenses:
Asset-based charges	57,797	405,621	27,188	109,098	147,107	177,697

Net Investment Income (Loss)	106,648	(238,634)	(10,082)	(37,687)	(53,207)	29,488

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(56,150)	896,074	39,878	75,404	93,058	(14,099)
Net realized gain distribution from the Portfolios	63,955	740,425	31,150	195,102	426,179	—

Net realized gain (loss)	7,805	1,636,499	71,028	270,506	519,237	(14,099)

Net change in unrealized appreciation (depreciation) of investments	176,227	4,163,379	394,388	1,348,229	1,666,725	126,081

Net Realized and Unrealized Gain (Loss) on Investments	184,032	5,799,878	465,416	1,618,735	2,185,962	111,982

Net Increase (Decrease) in Net Assets Resulting from Operations	$290,680	$5,561,244	$455,334	$1,581,048	$2,132,755	$141,470

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-16

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2019

	EQ/AB SMALL CAP GROWTH*	EQ/AGGRESSIVE ALLOCATION*	EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY*	EQ/COMMON STOCK INDEX*	EQ/CONSERVATIVE ALLOCATION*	EQ/CONSERVATIVE- PLUS ALLOCATION*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$77,854	$260,035	$10,577	$2,681,524	$513,228	$519,336
Expenses:
Asset-based charges	674,246	234,993	41,500	2,514,335	463,022	463,839

Net Investment Income (Loss)	(596,392)	25,042	(30,923)	167,189	50,206	55,497

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	309,145	375,285	(391,798)	8,315,737	(300,343)	(256,982)
Net realized gain distribution from the Portfolios	4,587,995	1,309,177	45,240	8,556,424	665,261	1,215,093

Net realized gain (loss)	4,897,140	1,684,462	(346,558)	16,872,161	364,918	958,111

Net change in unrealized appreciation (depreciation) of investments	6,425,411	1,726,162	1,190,071	29,563,620	2,028,000	2,751,789

Net Realized and Unrealized Gain (Loss) on Investments	11,322,551	3,410,624	843,513	46,435,781	2,392,918	3,709,900

Net Increase (Decrease) in Net Assets Resulting from Operations	$10,726,159	$3,435,666	$812,590	$46,602,970	$2,443,124	$3,765,397

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-17

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2019

	EQ/CORE BOND INDEX*	EQ/EQUITY 500 INDEX*	EQ/FRANKLIN BALANCED MANAGED VOLATILITY*	EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY*	EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY*	EQ/GLOBAL EQUITY MANAGED VOLATILITY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$923,436	$1,271,123	$600,119	$11,362	$137,869	$459,768
Expenses:
Asset-based charges	705,325	1,147,643	337,824	18,405	99,144	499,974

Net Investment Income (Loss)	218,111	123,480	262,295	(7,043)	38,725	(40,206)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	37,346	5,221,280	349,686	(22,926)	(181,844)	1,760,342
Net realized gain distribution from the Portfolios	—	1,610,233	447,497	72,575	343,535	980,428

Net realized gain (loss)	37,346	6,831,513	797,183	49,649	161,691	2,740,770

Net change in unrealized appreciation (depreciation) of investments.	2,078,790	13,596,507	2,241,558	226,053	1,106,945	4,704,612

Net Realized and Unrealized Gain (Loss) on Investments	2,116,136	20,428,020	3,038,741	275,702	1,268,636	7,445,382

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,334,247	$20,551,500	$3,301,036	$268,659	$1,307,361	$7,405,176

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-18

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2019

	EQ/INTERMEDIATE GOVERNMENT BOND*	EQ/INTERNATIONAL CORE MANAGED VOLATILITY*	EQ/INTERNATIONAL EQUITY INDEX*	EQ/INTERNATIONAL VALUE MANAGED VOLATILITY*	EQ/JANUS ENTERPRISE*	EQ/LARGE CAP CORE MANAGED VOLATILITY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$281,892	$327,980	$1,123,884	$372,659	$2,274	$579,471
Expenses:
Asset-based charges	278,069	238,935	560,776	229,939	185,366	643,137

Net Investment Income (Loss)	3,823	89,045	563,108	142,720	(183,092)	(63,666)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	131,544	441,811	(2,900)	522,209	59,066	1,742,973
Net realized gain distribution from the Portfolios	—	308,319	—	359,425	852,281	2,997,666

Net realized gain (loss)	131,544	750,130	(2,900)	881,634	911,347	4,740,639

Net change in unrealized appreciation (depreciation) of investments	366,040	2,353,229	6,883,834	2,083,303	3,070,704	6,601,712

Net Realized and Unrealized Gain (Loss) on Investments	497,584	3,103,359	6,880,934	2,964,937	3,982,051	11,342,351

Net Increase (Decrease) in Net Assets Resulting from Operations	$501,407	$3,192,404	$7,444,042	$3,107,657	$3,798,959	$11,278,685

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-19

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2019

	EQ/LARGE CAP GROWTH INDEX*	EQ/LARGE CAP GROWTH MANAGED VOLATILITY*	EQ/LARGE CAP VALUE INDEX*	EQ/LARGE CAP VALUE MANAGED VOLATILITY*	EQ/MID CAP INDEX*	EQ/MID CAP VALUE MANAGED VOLATILITY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$343,129	$576,383	$211,797	$3,610,432	$315,851	$682,218
Expenses:
Asset-based charges	794,990	1,897,461	137,570	2,661,438	416,099	713,531

Net Investment Income (Loss)	(451,861)	(1,321,078)	74,227	948,994	(100,248)	(31,313)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	3,625,598	6,717,327	199,549	7,396,666	1,555,485	2,866,772
Net realized gain distribution from the Portfolios	3,995,980	11,061,827	523,593	11,348,486	1,154,210	2,815,005

Net realized gain (loss)	7,621,578	17,779,154	723,142	18,745,152	2,709,695	5,681,777

Net change in unrealized appreciation (depreciation) of investments	8,426,749	20,962,608	1,249,122	20,490,490	3,390,675	5,321,093

Net Realized and Unrealized Gain (Loss) on Investments	16,048,327	38,741,762	1,972,264	39,235,642	6,100,370	11,002,870

Net Increase (Decrease) in Net Assets Resulting from Operations .	$15,596,466	$37,420,684	$2,046,491	$40,184,636	$6,000,122	$10,971,557

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-20

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2019

	EQ/MODERATE ALLOCATION*	EQ/MODERATE- PLUS ALLOCATION*	EQ/MONEY MARKET*	EQ/QUALITY BOND PLUS*	EQ/SMALL COMPANY INDEX*	EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$2,240,818	$1,024,168	$404,320	$410,482	$168,869	$80,396
Expenses:
Asset-based charges	1,986,766	965,698	364,822	383,915	220,783	63,562

Net Investment Income (Loss)	254,052	58,470	39,498	26,567	(51,914)	16,834

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	808,826	868,820	91	67,238	(107,019)	15,046
Net realized gain distribution from the Portfolios	6,625,525	4,155,460	1,343	—	968,916	284,457

Net realized gain (loss)	7,434,351	5,024,280	1,434	67,238	861,897	299,503

Net change in unrealized appreciation (depreciation) of investments	10,762,454	6,255,317	(1,103)	992,985	2,450,841	471,129

Net Realized and Unrealized Gain (Loss) on Investments	18,196,805	11,279,597	331	1,060,223	3,312,738	770,632

Net Increase (Decrease) in Net Assets Resulting from Operations	$18,450,857	$11,338,067	$39,829	$1,086,790	$3,260,824	$787,466

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-21

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Concluded)

FOR THE YEAR ENDED DECEMBER 31, 2019

MULTIMANAGER TECHNOLOGY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$51,411
Expenses:
Asset-based charges	494,355

Net Investment Income (Loss)	(442,944)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	2,214,249
Net realized gain distribution from the Portfolios	3,147,149

Net realized gain (loss)	5,361,398

Net change in unrealized appreciation (depreciation) of investments	5,255,315

Net Realized and Unrealized Gain (Loss) on Investments	10,616,713

Net Increase (Decrease) in Net Assets Resulting from Operations	$10,173,769

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-22

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

	1290 VT GAMCO MERGERS & ACQUISITIONS*		1290 VT GAMCO SMALL COMPANY VALUE*		1290 VT SOCIALLY RESPONSIBLE*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$106,648	$1,432	$(238,634)	$(292,262)	$(10,082)	$(9,046)
Net realized gain (loss)	7,805	133,783	1,636,499	2,911,242	71,028	56,615
Net change in unrealized appreciation (depreciation) of investments	176,227	(423,633)	4,163,379	(7,961,938)	394,388	(150,329)

Net increase (decrease) in net assets resulting from operations	290,680	(288,418)	5,561,244	(5,342,958)	455,334	(102,760)

From Contractowners Transactions:
Payments received from contractowners	26,644	1,665	27,946	69,836	74,565	—
Transfers between Variable Investment Options including guaranteed interest account, net	(189,643)	55,320	(408,566)	(520,021)	(34,049)	23,885
Redemptions for contract benefits and terminations	(394,258)	(330,051)	(2,084,525)	(2,862,773)	(99,824)	(42,002)
Contract maintenance charges	(18,266)	(20,517)	(117,657)	(130,463)	(5,348)	(5,350)

Net increase (decrease) in net assets resulting from contractowners transactions	(575,523)	(293,583)	(2,582,802)	(3,443,421)	(64,656)	(23,467)

Net Increase (Decrease) in Net Assets	(284,843)	(582,001)	2,978,442	(8,786,379)	390,678	(126,227)
Net Assets — Beginning of Year	4,276,112	4,858,113	26,362,816	35,149,195	1,624,032	1,750,259

Net Assets — End of Year	$3,991,269	$4,276,112	$29,341,258	$26,362,816	$2,014,710	$1,624,032

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-23

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

	EQ/400 MANAGED VOLATILITY*		EQ/2000 MANAGED VOLATILITY*		EQ/AB SHORT DURATION GOVERNMENT BOND*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(37,687)	$(51,649)	$(53,207)	$(83,139)	$29,488	$12,049
Net realized gain (loss)	270,506	897,322	519,237	1,026,765	(14,099)	(69,225)
Net change in unrealized appreciation (depreciation) of investments	1,348,229	(1,957,647)	1,666,725	(2,394,799)	126,081	22,439

Net increase (decrease) in net assets resulting from operations	1,581,048	(1,111,974)	2,132,755	(1,451,173)	141,470	(34,737)

From Contractowners Transactions:
Payments received from contractowners	339	23,460	3,020	—	25,908	607,580
Transfers between Variable Investment Options including guaranteed interest account, net	(310,738)	(179,171)	(254,718)	(54,153)	148,296	3,917,109
Redemptions for contract benefits and terminations	(689,610)	(1,128,805)	(810,552)	(1,212,860)	(4,104,975)	(3,715,725)
Contract maintenance charges	(29,197)	(33,125)	(43,527)	(49,908)	(61,575)	(66,907)

Net increase (decrease) in net assets resulting from contractowners transactions	(1,029,206)	(1,317,641)	(1,105,777)	(1,316,921)	(3,992,346)	742,057

Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 45	—	—	—	—	43	(44)

Net Increase (Decrease) in Net Assets	551,842	(2,429,615)	1,026,978	(2,768,094)	(3,850,833)	707,276
Net Assets — Beginning of Year	7,202,537	9,632,152	9,793,588	12,561,682	15,618,604	14,911,328

Net Assets — End of Year	$7,754,379	$7,202,537	$10,820,566	$9,793,588	$11,767,771	$15,618,604

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-24

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

	EQ/AB SMALL CAP GROWTH*		EQ/AGGRESSIVE ALLOCATION*		EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(596,392)	$(691,539)	$25,042	$25,623	$(30,923)	$67,651
Net realized gain (loss)	4,897,140	10,517,540	1,684,462	1,368,660	(346,558)	1,587,748
Net change in unrealized appreciation (depreciation) of investments	6,425,411	(13,735,855)	1,726,162	(3,143,515)	1,190,071	(1,997,840)

Net increase (decrease) in net assets resulting from operations	10,726,159	(3,909,854)	3,435,666	(1,749,232)	812,590	(342,441)

From Contractowners Transactions:
Payments received from contractowners	49,815	216,908	262,460	73,104	11,276	—
Transfers between Variable Investment Options including guaranteed interest account, net	(1,075,012)	(939,590)	(334,910)	585,357	174,311	81,545
Redemptions for contract benefits and terminations	(3,965,080)	(5,196,277)	(1,516,820)	(1,182,344)	(494,064)	(265,015)
Contract maintenance charges	(179,844)	(194,047)	(83,579)	(85,791)	(10,739)	(10,492)

Net increase (decrease) in net assets resulting from contractowners transactions	(5,170,121)	(6,113,006)	(1,672,849)	(609,674)	(319,216)	(193,962)

Net Increase (Decrease) in Net Assets	5,556,038	(10,022,860)	1,762,817	(2,358,906)	493,374	(536,403)
Net Assets — Beginning of Year	42,402,269	52,425,129	15,884,826	18,243,732	2,635,104	3,171,507

Net Assets — End of Year	$47,958,307	$42,402,269	$17,647,643	$15,884,826	$3,128,478	$2,635,104

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-25

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

	EQ/COMMON STOCK INDEX*		EQ/CONSERVATIVE ALLOCATION*		EQ/CONSERVATIVE-PLUS ALLOCATION*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$167,189	$(128,160)	$50,206	$9,741	$55,497	$15,564
Net realized gain (loss)	16,872,161	20,127,532	364,918	527,580	958,111	1,412,866
Net change in unrealized appreciation (depreciation) of investments	29,563,620	(32,381,965)	2,028,000	(1,596,755)	2,751,789	(3,120,027)

Net increase (decrease) in net assets resulting from operations	46,602,970	(12,382,593)	2,443,124	(1,059,434)	3,765,397	(1,691,597)

From Contractowners Transactions:
Payments received from contractowners	687,746	1,038,701	503,587	437,776	973,518	505,790
Transfers between Variable Investment Options including guaranteed interest account, net	(3,074,196)	(5,548,151)	(82,859)	(531,929)	747,917	1,535,523
Redemptions for contract benefits and terminations	(14,618,483)	(17,099,292)	(4,312,010)	(4,651,159)	(4,874,462)	(4,333,330)
Contract maintenance charges	(741,354)	(789,242)	(143,044)	(148,931)	(109,608)	(110,260)

Net increase (decrease) in net assets resulting from contractowners transactions	(17,746,287)	(22,397,984)	(4,034,326)	(4,894,243)	(3,262,635)	(2,402,277)

Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 45	—	8	(207)	206	—	6

Net Increase (Decrease) in Net Assets	28,856,683	(34,780,569)	(1,591,409)	(5,953,471)	502,762	(4,093,868)
Net Assets — Beginning of Year	170,039,692	204,820,261	32,936,057	38,889,528	32,833,313	36,927,181

Net Assets — End of Year	$198,896,375	$170,039,692	$31,344,648	$32,936,057	$33,336,075	$32,833,313

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-26

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

	EQ/CORE BOND INDEX*		EQ/EQUITY 500 INDEX*		EQ/FRANKLIN BALANCED MANAGED VOLATILITY*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$218,111	$221,007	$123,480	$1,288	$262,295	$360,430
Net realized gain (loss)	37,346	(210,540)	6,831,513	7,394,275	797,183	1,536,916
Net change in unrealized appreciation (depreciation) of investments	2,078,790	(662,416)	13,596,507	(12,133,125)	2,241,558	(3,296,855)

Net increase (decrease) in net assets resulting from operations	2,334,247	(651,949)	20,551,500	(4,737,562)	3,301,036	(1,399,509)

From Contractowners Transactions:
Payments received from contractowners	234,106	308,019	327,432	328,282	59,745	85,618
Transfers between Variable Investment Options including guaranteed interest account, net	2,189,977	1,358,664	(380,519)	(595,190)	(119,967)	(429,834)
Redemptions for contract benefits and terminations	(5,330,064)	(4,526,508)	(7,655,285)	(6,334,443)	(2,742,202)	(2,414,731)
Contract maintenance charges	(210,825)	(216,149)	(316,010)	(322,246)	(90,337)	(95,660)

Net increase (decrease) in net assets resulting from contractowners transactions	(3,116,806)	(3,075,974)	(8,024,382)	(6,923,597)	(2,892,761)	(2,854,607)

Net Increase (Decrease) in Net Assets	(782,559)	(3,727,923)	12,527,118	(11,661,159)	408,275	(4,254,116)
Net Assets — Beginning of Year	49,632,794	53,360,717	74,171,502	85,832,661	23,139,491	27,393,607

Net Assets — End of Year	$48,850,235	$49,632,794	$86,698,620	$74,171,502	$23,547,766	$23,139,491

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-27

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

	EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY*		EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY*		EQ/GLOBAL EQUITY MANAGED VOLATILITY*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(7,043)	$(11,731)	$38,725	$57,912	$(40,206)	$(167,308)
Net realized gain (loss)	49,649	226,238	161,691	2,009,067	2,740,770	5,651,066
Net change in unrealized appreciation (depreciation) of investments	226,053	(399,342)	1,106,945	(2,842,940)	4,704,612	(10,685,394)

Net increase (decrease) in net assets resulting from operations	268,659	(184,835)	1,307,361	(775,961)	7,405,176	(5,201,636)

From Contractowners Transactions:
Payments received from contractowners	92	3,750	—	157,416	11,424	38,735
Transfers between Variable Investment Options including guaranteed interest account, net	45,658	(161,750)	(664,951)	(207,146)	(1,196,643)	(1,492,253)
Redemptions for contract benefits and terminations	(137,609)	(73,783)	(426,950)	(704,600)	(2,733,075)	(3,722,123)
Contract maintenance charges	(3,940)	(4,161)	(21,001)	(23,528)	(138,282)	(158,258)

Net increase (decrease) in net assets resulting from contractowners transactions	(95,799)	(235,944)	(1,112,902)	(777,858)	(4,056,576)	(5,333,899)

Net Increase (Decrease) in Net Assets	172,860	(420,779)	194,459	(1,553,819)	3,348,600	(10,535,535)
Net Assets — Beginning of Year	1,133,523	1,554,302	6,847,037	8,400,856	32,987,743	43,523,278

Net Assets — End of Year	$1,306,383	$1,133,523	$7,041,496	$6,847,037	$36,336,343	$32,987,743

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-28

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

	EQ/INTERMEDIATE GOVERNMENT BOND*		EQ/INTERNATIONAL CORE MANAGED VOLATILITY*		EQ/INTERNATIONAL EQUITY INDEX*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$3,823	$(46,911)	$89,045	$40,953	$563,108	$440,688
Net realized gain (loss)	131,544	59,797	750,130	877,606	(2,900)	(564,564)
Net change in unrealized appreciation (depreciation) of investments	366,040	(164,817)	2,353,229	(4,091,335)	6,883,834	(7,472,310)

Net increase (decrease) in net assets resulting from operations	501,407	(151,931)	3,192,404	(3,172,776)	7,444,042	(7,596,186)

From Contractowners Transactions:
Payments received from contractowners	26,345	38,061	39,545	11,446	213,414	404,368
Transfers between Variable Investment Options including guaranteed interest account, net	(624,278)	314,090	(187,211)	(1,117,726)	(822,604)	94,581
Redemptions for contract benefits and terminations	(1,746,077)	(1,997,264)	(1,687,105)	(2,156,082)	(3,103,972)	(3,648,284)
Contract maintenance charges	(51,846)	(56,244)	(74,862)	(84,821)	(160,810)	(176,314)

Net increase (decrease) in net assets resulting from contractowners transactions	(2,395,856)	(1,701,357)	(1,909,633)	(3,347,183)	(3,873,972)	(3,325,649)

Net Increase (Decrease) in Net Assets	(1,894,449)	(1,853,288)	1,282,771	(6,519,959)	3,570,070	(10,921,835)
Net Assets — Beginning of Year	19,859,519	21,712,807	16,158,380	22,678,339	38,027,678	48,949,513

Net Assets — End of Year	$17,965,070	$19,859,519	$17,441,151	$16,158,380	$41,597,748	$38,027,678

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-29

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

	EQ/INTERNATIONAL VALUE MANAGED VOLATILITY*		EQ/JANUS ENTERPRISE*		EQ/LARGE CAP CORE MANAGED VOLATILITY*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$142,720	$51,858	$(183,092)	$(179,549)	$(63,666)	$(203,822)
Net realized gain (loss)	881,634	476,308	911,347	806,317	4,740,639	6,231,725
Net change in unrealized appreciation (depreciation) of investments	2,083,303	(3,904,282)	3,070,704	(967,888)	6,601,712	(9,406,243)

Net increase (decrease) in net assets resulting from operations	3,107,657	(3,376,116)	3,798,959	(341,120)	11,278,685	(3,378,340)

From Contractowners Transactions:
Payments received from contractowners	41,429	102,974	15,731	2,677	80,164	161,164
Transfers between Variable Investment Options including guaranteed interest account, net	(148,292)	(149,240)	287,585	247,619	(1,109,491)	(1,853,652)
Redemptions for contract benefits and terminations	(1,364,386)	(1,337,912)	(1,253,466)	(1,208,095)	(4,041,346)	(4,656,922)
Contract maintenance charges	(67,524)	(75,234)	(50,586)	(47,889)	(174,188)	(184,480)

Net increase (decrease) in net assets resulting from contractowners transactions	(1,538,773)	(1,459,412)	(1,000,736)	(1,005,688)	(5,244,861)	(6,533,890)

Net Increase (Decrease) in Net Assets	1,568,884	(4,835,528)	2,798,223	(1,346,808)	6,033,824	(9,912,230)
Net Assets — Beginning of Year	15,486,645	20,322,173	11,250,395	12,597,203	42,022,480	51,934,710

Net Assets — End of Year	$17,055,529	$15,486,645	$14,048,618	$11,250,395	$48,056,304	$42,022,480

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-30

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

	EQ/LARGE CAP GROWTH INDEX*		EQ/LARGE CAP GROWTH MANAGED VOLATILITY*		EQ/LARGE CAP VALUE INDEX*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(451,861)	$(470,501)	$(1,321,078)	$(1,311,820)	$74,227	$59,297
Net realized gain (loss)	7,621,578	7,652,218	17,779,154	19,743,369	723,142	736,274
Net change in unrealized appreciation (depreciation) of investments	8,426,749	(8,737,246)	20,962,608	(23,197,877)	1,249,122	(1,835,120)

Net increase (decrease) in net assets resulting from operations	15,596,466	(1,555,529)	37,420,684	(4,766,328)	2,046,491	(1,039,549)

From Contractowners Transactions:
Payments received from contractowners	139,697	393,714	452,291	496,337	75,801	4,995
Transfers between Variable Investment Options including guaranteed interest account, net	(832,447)	(1,191,287)	(4,440,532)	(5,566,013)	16,139	25,646
Redemptions for contract benefits and terminations	(4,180,358)	(4,954,972)	(11,526,060)	(11,897,198)	(938,121)	(876,766)
Contract maintenance charges	(173,168)	(180,553)	(554,483)	(577,423)	(37,549)	(42,522)

Net increase (decrease) in net assets resulting from contractowners transactions	(5,046,276)	(5,933,098)	(16,068,784)	(17,544,297)	(883,730)	(888,647)

Net Increase (Decrease) in Net Assets	10,550,190	(7,488,627)	21,351,900	(22,310,625)	1,162,761	(1,928,196)
Net Assets — Beginning of Year	48,445,934	55,934,561	123,078,045	145,388,670	8,944,949	10,873,145

Net Assets — End of Year	$58,996,124	$48,445,934	$144,429,945	$123,078,045	$10,107,710	$8,944,949

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-31

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

	EQ/LARGE CAP VALUE MANAGED VOLATILITY*		EQ/MID CAP INDEX*		EQ/MID CAP VALUE MANAGED VOLATILITY*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$948,994	$2,107,033	$(100,248)	$(137,847)	$(31,313)	$(139,608)
Net realized gain (loss)	18,745,152	24,368,378	2,709,695	4,771,123	5,681,777	7,619,437
Net change in unrealized appreciation (depreciation) of investments	20,490,490	(49,033,127)	3,390,675	(8,529,024)	5,321,093	(15,407,623)

Net increase (decrease) in net assets resulting from operations	40,184,636	(22,557,716)	6,000,122	(3,895,748)	10,971,557	(7,927,794)

From Contractowners Transactions:
Payments received from contractowners	316,182	692,676	55,336	104,740	52,605	114,369
Transfers between Variable Investment Options including guaranteed interest account, net	(4,615,456)	(5,152,471)	(276,975)	(1,325,196)	(793,234)	(1,699,726)
Redemptions for contract benefits and terminations	(16,259,211)	(20,206,794)	(2,328,663)	(2,576,908)	(4,089,693)	(5,142,920)
Contract maintenance charges	(679,419)	(742,236)	(96,305)	(107,058)	(188,759)	(208,878)

Net increase (decrease) in net assets resulting from contractowners transactions	(21,237,904)	(25,408,825)	(2,646,607)	(3,904,422)	(5,019,081)	(6,937,155)

Net Increase (Decrease) in Net Assets	18,946,732	(47,966,541)	3,353,515	(7,800,170)	5,952,476	(14,864,949)
Net Assets — Beginning of Year	177,612,290	225,578,831	26,206,600	34,006,770	45,923,372	60,788,321

Net Assets — End of Year	$196,559,022	$177,612,290	$29,560,115	$26,206,600	$51,875,848	$45,923,372

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-32

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

	EQ/MODERATE ALLOCATION*		EQ/MODERATE-PLUS ALLOCATION*		EQ/MONEY MARKET*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$254,052	$166,566	$58,470	$65,794	$39,498	$(31,386)
Net realized gain (loss)	7,434,351	7,535,784	5,024,280	4,872,534	1,434	518
Net change in unrealized appreciation (depreciation) of investments	10,762,454	(16,710,663)	6,255,317	(10,737,159)	(1,103)	706

Net increase (decrease) in net assets resulting from operations	18,450,857	(9,008,313)	11,338,067	(5,798,831)	39,829	(30,162)

From Contractowners Transactions:
Payments received from contractowners	1,198,466	1,276,802	1,231,428	632,863	852,901	2,597,381
Transfers between Variable Investment Options including guaranteed interest account, net	(1,952,000)	589,499	(1,041,785)	(1,748,025)	19,797,552	21,321,219
Redemptions for contract benefits and terminations	(12,211,889)	(14,157,502)	(7,160,126)	(6,859,629)	(24,542,681)	(22,248,937)
Contract maintenance charges	(568,460)	(617,457)	(328,981)	(350,283)	(88,753)	(103,930)

Net increase (decrease) in net assets resulting from contractowners transactions	(13,533,883)	(12,908,658)	(7,299,464)	(8,325,074)	(3,980,981)	1,565,733

Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 45	—	—	—	—	14	8

Net Increase (Decrease) in Net Assets	4,916,974	(21,916,971)	4,038,603	(14,123,905)	(3,941,138)	1,535,579
Net Assets — Beginning of Year	137,208,116	159,125,087	64,800,342	78,924,247	28,959,404	27,423,825

Net Assets — End of Year	$142,125,090	$137,208,116	$68,838,945	$64,800,342	$25,018,266	$28,959,404

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-33

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

	EQ/QUALITY BOND PLUS*		EQ/SMALL COMPANY INDEX*		EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$26,567	$59,953	$(51,914)	$(87,015)	$16,834	$68,560
Net realized gain (loss)	67,238	(65,539)	861,897	2,002,594	299,503	636,804
Net change in unrealized appreciation (depreciation) of investments	992,985	(425,626)	2,450,841	(3,883,184)	471,129	(1,378,525)

Net increase (decrease) in net assets resulting from operations	1,086,790	(431,212)	3,260,824	(1,967,605)	787,466	(673,161)

From Contractowners Transactions:
Payments received from contractowners	37,947	76,877	25,243	6,273	1,066	3,110
Transfers between Variable Investment Options including guaranteed interest account, net	192,295	127,449	94,166	(586,327)	158,157	151,524
Redemptions for contract benefits and terminations	(2,071,108)	(3,665,082)	(1,506,827)	(1,251,166)	(619,435)	(481,429)
Contract maintenance charges	(104,826)	(109,681)	(67,176)	(74,260)	(17,994)	(19,498)

Net increase (decrease) in net assets resulting from contractowners transactions	(1,945,692)	(3,570,437)	(1,454,594)	(1,905,480)	(478,206)	(346,293)

Net Increase (Decrease) in Net Assets	(858,902)	(4,001,649)	1,806,230	(3,873,085)	309,260	(1,019,454)
Net Assets — Beginning of Year	27,101,697	31,103,346	14,326,276	18,199,361	4,290,230	5,309,684

Net Assets — End of Year	$26,242,795	$27,101,697	$16,132,506	$14,326,276	$4,599,490	$4,290,230

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-34

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

	MULTIMANAGER TECHNOLOGY*
	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(442,944)	$(442,506)
Net realized gain (loss)	5,361,398	6,955,417
Net change in unrealized appreciation (depreciation) of investments	5,255,315	(5,972,122)

Net increase (decrease) in net assets resulting from operations	10,173,769	540,789

From Contractowners Transactions:
Payments received from contractowners	10,664	121,353
Transfers between Variable Investment Options including guaranteed interest account, net	(407,911)	(448,963)
Redemptions for contract benefits and terminations	(2,268,587)	(3,385,886)
Contract maintenance charges	(101,421)	(102,402)

Net increase (decrease) in net assets resulting from contractowners transactions	(2,767,255)	(3,815,898)

Net Increase (Decrease) in Net Assets	7,406,514	(3,275,109)
Net Assets — Beginning of Year	29,062,479	32,337,588

Net Assets — End of Year	$36,468,993	$29,062,479

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-35

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

The change in units outstanding for the years ended December 31, 2019 and 2018 were as follows:

		2019			2018
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000s)

1290 VT GAMCO MERGERS & ACQUISITIONS	IB	22	(58)	(36)	21	(40)	(19)

1290 VT GAMCO SMALL COMPANY VALUE	IB	9	(46)	(37)	12	(59)	(47)

1290 VT SOCIALLY RESPONSIBLE	IB	23	(26)	(3)	5	(8)	(3)

EQ/400 MANAGED VOLATILITY	IB	8	(75)	(67)	21	(106)	(85)

EQ/2000 MANAGED VOLATILITY	IB	10	(83)	(73)	25	(110)	(85)

EQ/AB SHORT DURATION GOVERNMENT BOND	IB	248	(682)	(434)	591	(507)	84

EQ/AB SMALL CAP GROWTH	IA	—	(4)	(4)	4	(17)	(13)

EQ/AB SMALL CAP GROWTH	IB	34	(149)	(115)	45	(176)	(131)

EQ/AGGRESSIVE ALLOCATION	B	103	(193)	(90)	184	(216)	(32)

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	IB	18	(37)	(19)	15	(26)	(11)

EQ/COMMON STOCK INDEX	IA	—	(4)	(4)	1	(6)	(5)

EQ/COMMON STOCK INDEX	IB	3	(34)	(31)	3	(44)	(41)

EQ/CONSERVATIVE ALLOCATION	B	195	(506)	(311)	236	(623)	(387)

EQ/CONSERVATIVE-PLUS ALLOCATION	B	179	(405)	(226)	306	(472)	(166)

EQ/CORE BOND INDEX	IB	359	(576)	(217)	251	(476)	(225)

EQ/EQUITY 500 INDEX	IB	42	(173)	(131)	63	(180)	(117)

EQ/FRANKLIN BALANCED MANAGED VOLATILITY	IB	86	(282)	(196)	50	(250)	(200)

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	IB	10	(15)	(5)	8	(23)	(15)

EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY	IB	36	(121)	(85)	43	(105)	(62)

EQ/GLOBAL EQUITY MANAGED VOLATILITY	IB	37	(193)	(156)	31	(235)	(204)

EQ/INTERMEDIATE GOVERNMENT BOND	IA	—	(5)	(5)	—	(7)	(7)

EQ/INTERMEDIATE GOVERNMENT BOND	IB	33	(150)	(117)	60	(140)	(80)

EQ/INTERNATIONAL CORE MANAGED VOLATILITY	IB	51	(188)	(137)	52	(279)	(227)

EQ/INTERNATIONAL EQUITY INDEX	IA	11	(26)	(15)	11	(34)	(23)

The accompanying notes are an integral part of these financial statements.

FSA-36

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

		2019			2018
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000s)

EQ/INTERNATIONAL EQUITY INDEX	IB	36	(274)	(238)	100	(290)	(190)

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	IB	49	(122)	(73)	25	(94)	(69)

EQ/JANUS ENTERPRISE	IB	49	(84)	(35)	64	(103)	(39)

EQ/LARGE CAP CORE MANAGED VOLATILITY	IB	10	(275)	(265)	27	(375)	(348)

EQ/LARGE CAP GROWTH INDEX	IB	90	(348)	(258)	145	(476)	(331)

EQ/LARGE CAP GROWTH MANAGED VOLATILITY	IB	27	(454)	(427)	32	(539)	(507)

EQ/LARGE CAP VALUE INDEX	IB	83	(159)	(76)	105	(185)	(80)

EQ/LARGE CAP VALUE MANAGED VOLATILITY	IA	29	(125)	(96)	17	(109)	(92)

EQ/LARGE CAP VALUE MANAGED VOLATILITY	IB	34	(1,052)	(1,018)	61	(1,284)	(1,223)

EQ/MID CAP INDEX	IB	29	(146)	(117)	53	(221)	(168)

EQ/MID CAP VALUE MANAGED VOLATILITY	IB	30	(201)	(171)	16	(252)	(236)

EQ/MODERATE ALLOCATION	A	3	(35)	(32)	5	(27)	(22)

EQ/MODERATE ALLOCATION	B	58	(237)	(179)	74	(260)	(186)

EQ/MODERATE-PLUS ALLOCATION	B	123	(540)	(417)	72	(564)	(492)

EQ/MONEY MARKET	IA	40	(48)	(8)	58	(58)	—

EQ/MONEY MARKET	IB	724	(862)	(138)	1,017	(963)	54

EQ/QUALITY BOND PLUS	IB	91	(207)	(116)	90	(315)	(225)

EQ/SMALL COMPANY INDEX	IB	21	(65)	(44)	21	(80)	(59)

EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY	IB	29	(65)	(36)	29	(56)	(27)

MULTIMANAGER TECHNOLOGY	IB	58	(137)	(79)	86	(211)	(125)

The accompanying notes are an integral part of these financial statements.

**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.

FSA-37

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 45

Notes to Financial Statements

December 31, 2019

1.	Organization

AXA Equitable Life Insurance Company (“AXA Equitable”) Separate Account No. 45 (“the Account”) is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940 (the “1940 Act”). The Account follows the investment company and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”). The Account has Variable Investment Options, each of which invests in shares of a mutual fund portfolio of AXA Premier VIP Trust (“VIP”) and EQ Advisors Trust (“EQAT”), (collectively, “the Trusts”). The Trusts are open- ended investment management companies that sell shares of a portfolio (“Portfolio”) of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trusts has separate investment objectives. These financial statements and notes are those of the Variable Investment Options of the Account.

The Account consists of the Variable Investment Options listed below. The Account presents, for each of these Variable Investment Options, a Statement of Assets and Liabilities as of December 31, 2019, a Statement of Operations for the year ended December 31, 2019, and a Statement of Changes in Net Assets for the years ended December 31, 2019 and 2018:

AXA Premier VIP Trust*

•   EQ/Aggressive Allocation(1)

•   EQ/Conservative Allocation(2)

•   EQ/Conservative-Plus Allocation(3)

•   EQ/Moderate Allocation(4)

•   EQ/Moderate-Plus Allocation(5)

EQ Advisors Trust*

•   1290 VT GAMCO Mergers & Acquisitions

•   1290 VT GAMCO Small Company Value

•   1290 VT Socially Responsible

•   EQ/400 Managed Volatility(6)

•   EQ/2000 Managed Volatility(7)

•   EQ/AB Short Duration Government Bond(8)

•   EQ/AB Small Cap Growth(9)

•   EQ/ClearBridge Select Equity Managed Volatility

•   EQ/Common Stock Index

•   EQ/Core Bond Index

•   EQ/Equity 500 Index

•   EQ/Franklin Balanced Managed Volatility(10)

•   EQ/Franklin Small Cap Value Managed Volatility(11)

•   EQ/Franklin Templeton Allocation Managed Volatility(12)

•   EQ/Global Equity Managed Volatility(13)

•   EQ/Intermediate Government Bond

•   EQ/International Core Managed Volatility(14)

•   EQ/International Equity Index

•   EQ/International Value Managed Volatility(15)

•   EQ/Janus Enterprise(16)

•   EQ/Large Cap Core Managed Volatility(17)

•   EQ/Large Cap Growth Index

•   EQ/Large Cap Growth Managed Volatility(18)

•   EQ/Large Cap Value Index

•   EQ/Large Cap Value Managed Volatility(19)

•   EQ/Mid Cap Index

•   EQ/Mid Cap Value Managed Volatility(20)

•   EQ/Money Market

•   EQ/Quality Bond PLUS

•   EQ/Small Company Index

•   EQ/Templeton Global Equity Managed Volatility(21)

•   Multimanager Technology

(1)  Formerly known as AXA Aggressive Allocation.

(2)  Formerly known as AXA Conservative Allocation.

(3)  Formerly known as AXA Conservative-Plus Allocation.

(4)  Formerly known as AXA Moderate Allocation.

(5)  Formerly known as AXA Moderate-Plus Allocation.

(6)  Formerly known as AXA 400 Managed Volatility.

(7)  Formerly known as AXA 2000 Managed Volatility.

(8)  Formerly known as AXA/AB Short Duration Government Bond.

(9)  Formerly known as AXA/AB Small Cap Growth.

(10)  Formerly known as AXA/Franklin Balanced Managed Volatility.

(11)  Formerly known as AXA/Franklin Small Cap Value Managed Volatility.

(12)  Formerly known as AXA/Franklin Templeton Allocation Managed Volatility.

(13)  Formerly known as AXA Global Equity Managed Volatility.

(14)  Formerly known as AXA International Core Managed Volatility.

(15)  Formerly known as AXA International Value Managed Volatility.

(16)  Formerly known as AXA/Janus Enterprise.

(17)  Formerly known as AXA Large Cap Core Managed Volatility.

(18)  Formerly known as AXA Large Cap Growth Managed Volatility.

(19)  Formerly known as AXA Large Cap Value Managed Volatility.

(20)  Formerly known as AXA Mid Cap Value Managed Volatility.

(21)  Formerly known as AXA/Templeton Global Equity Managed Volatility.

*	An affiliate of AXA Equitable providing advisory and other services to one or more Portfolios of this Trust, as further described in Note 5 of these financial statements.

FSA-38

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2019

1.	Organization (Concluded)

The Account is used to fund benefits for variable annuities issued by AXA Equitable including the Accumulator, Accumulator Plus, Accumulator Elite, Accumulator Select, Accumulator Advisor and Income Manager (collectively, the “Contracts”). These annuities in the Accumulator series are offered with the same Variable Investment Options for use as a nonqualified annuity (“NQ”) for after-tax contributions only, or when used as an investment vehicle for certain qualified plans (“QP”), an individual retirement annuity (“IRA”) or a tax-shelter annuity (“TSA”). The Accumulator series of annuities are offered under group and individual variable annuity forms.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from AXA Equitable’s other assets and liabilities. All Contracts are issued by AXA Equitable. The assets of the Account are the property of AXA Equitable. However, the portion of the Account’s assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business AXA Equitable may conduct.

The amount retained by AXA Equitable in the Account arises primarily from (1) contributions from AXA Equitable, and (2) that portion, determined ratably, of the Account’s investment results applicable to those assets in the Account in excess of the net assets, attributable to accumulation units. Amounts retained by AXA Equitable are not subject to charges for mortality and expense risks, asset-based administration charges and distribution charges. Amounts retained by AXA Equitable in the Account may be transferred at any time by AXA Equitable to its General Account (“General Account”)

Each of the Variable Investment Options of the Account bears indirect exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements and footnotes should be read in conjunction with the financial statements and footnotes of the Portfolios of the Trusts, which are distributed by AXA Equitable to the Contractowners of the Variable Investment Options of the Account.

In the normal course of business, AXA Equitable may have agreements to indemnify another party under given circumstances. The maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not been, made against the Variable Investment Options of the Accounts. Based on experience, the risk of material loss is expected to be remote.

2.	Significant Accounting Policies

The accompanying financial statements are prepared in conformity with GAAP. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments:

Investments are made in shares of the Portfolios and the fair values of investments are the reported net asset values per share of the respective Portfolios. The net asset value is determined by the Trusts using the fair value of the underlying assets of the Portfolio less liabilities.

Investment Transactions and Investment Income:

Investment transactions are recorded on the trade date. Dividend income and net realized gain distributions from the Portfolios are recorded and automatically reinvested on the ex-dividend date. Net realized gain (loss) on investments are gains and losses on redemptions of investments in the Portfolios (determined on the identified cost basis).

Due to and Due from:

Receivable/payable for policy-related transactions represent amounts due to/from AXA Equitable’s General Account primarily related to premiums, surrenders, death benefits and amounts transferred among various Portfolios by Contractowners. Receivable/payable for shares of the Portfolios sold/purchased represent unsettled trades.

FSA-39

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2019

2.	Significant Accounting Policies (Concluded)

Contract Payments and Transfers:

Payments received from Contractowners represent participant contributions under the Contracts (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) reduced by deductions and charges, including premium charges, as applicable, and state premium taxes. Contractowners may allocate amounts in their individual accounts to Variable Investment Options of the Account and/or to the guaranteed interest account of AXA Equitable’s General Account, and/or fixed maturity options of Separate Account No. 46.

Transfers between Variable Investment Options including the guaranteed interest account, net, are amounts that participants have directed to be moved among Portfolios, including permitted transfers to and from the guaranteed interest account and the fixed maturity options of Separate Account No. 46. The net assets of any Variable Investment Option may not be less than the aggregate of the Contractowner accounts allocated to that Variable Investment Option. AXA Equitable is required by state insurance laws to set aside additional assets in AXA Equitable’s General Account to provide for other policy benefits. AXA Equitable’s General Account is subject to creditor rights.

Redemptions for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them or applied to the purchase of annuities. Withdrawal charges, if any, are included in Redemptions for contract benefits and terminations to the extent that such charges apply to the Contracts. Administrative charges, if any, are included in Contract maintenance charges to the extent that such charges apply to the Contracts.

Taxes:

The operations of the Account are included in the federal income tax return of AXA Equitable which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by AXA Equitable is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. However, AXA Equitable retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.

3.	Fair Value Disclosures

Under GAAP, fair value is the price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1 — Quoted prices that are publicly available for identical assets in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 — Observable inputs other than Level 1 prices, such as quoted prices for similar assets, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

Level 3 — Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity’s own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

All investments of each Variable Investment Option of the Account have been classified as Level 1. There were no transfers between level 1, level 2 and level 3 during the year.

FSA-40

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2019

4.	Purchases and Sales of Portfolios

The cost of purchases and proceeds from sales of Portfolios for the year ended December 31, 2019 were as follows:

	Purchases	Sales
1290 VT GAMCO Mergers & Acquisitions	$572,060	$976,980
1290 VT GAMCO Small Company Value	1,535,350	3,616,361
1290 VT Socially Responsible	447,119	490,707
EQ/400 Managed Volatility	366,704	1,238,495
EQ/2000 Managed Volatility	671,338	1,404,143
EQ/AB Short Duration Government Bond	2,528,195	6,491,010
EQ/AB Small Cap Growth	6,081,787	7,260,305
EQ/Aggressive Allocation	3,500,293	3,838,923
EQ/ClearBridge Select Equity Managed Volatility	372,892	677,791
EQ/Common Stock Index	12,778,538	21,801,212
EQ/Conservative Allocation	3,670,302	6,989,162
EQ/Conservative-Plus Allocation	4,310,304	6,302,349
EQ/Core Bond Index	6,045,286	8,943,981
EQ/Equity 500 Index	5,584,157	11,874,826
EQ/Franklin Balanced Managed Volatility	2,302,909	4,485,878
EQ/Franklin Small Cap Value Managed Volatility	244,814	275,081
EQ/Franklin Templeton Allocation Managed Volatility	930,256	1,660,898
EQ/Global Equity Managed Volatility	2,376,442	5,492,796
EQ/Intermediate Government Bond	908,215	3,300,248
EQ/International Core Managed Volatility	1,348,352	2,860,621
EQ/International Equity Index	1,818,237	5,129,101
EQ/International Value Managed Volatility	1,688,245	2,724,873
EQ/Janus Enterprise	2,282,379	2,613,926
EQ/Large Cap Core Managed Volatility	3,745,522	6,056,383
EQ/Large Cap Growth Index	6,075,189	7,577,346
EQ/Large Cap Growth Managed Volatility	12,643,517	18,971,552
EQ/Large Cap Value Index	1,718,346	2,004,256
EQ/Large Cap Value Managed Volatility	15,975,780	24,916,204
EQ/Mid Cap Index	2,156,519	3,749,164
EQ/Mid Cap Value Managed Volatility	4,407,808	6,643,197
EQ/Moderate Allocation	12,902,126	19,556,432
EQ/Moderate-Plus Allocation	7,320,981	10,406,515
EQ/Money Market	21,556,556	25,496,682
EQ/Quality Bond PLUS	1,944,590	3,863,715
EQ/Small Company Index	1,751,137	2,288,729
EQ/Templeton Global Equity Managed Volatility	732,179	909,094
Multimanager Technology	5,203,055	5,266,105

5.	Expenses and Related Party Transactions

The assets in each Variable Investment Option are invested in shares of a corresponding Portfolio of the Trusts. Shares are offered by the Portfolios at net asset value. Shares in which the Variable Investment Options invest are categorized by the share class of the Portfolio. EQAT issues Class IA, Class IB and Class K shares and VIP issues Class A, Class B and Class K shares. All share classes issued by EQAT and VIP are subject to fees for investment management, administration and other Portfolio expenses. Class A, Class IA, Class B and Class IB are also subject to distribution fees imposed under distribution plans (“Distribution Plans”) and adopted by EQAT and VIP in the manner prescribed under Rule 12b-1 under the 1940 Act. The Distribution Plans provide that the EQAT and VIP Trusts, on behalf of each related Portfolio, may charge a maximum annual distribution fee (“12b-1 fee”) of 0.25% of the average daily net assets of a Portfolio attributable to its Class A, Class IA, Class B and Class IB shares. The class-specific expenses attributable to the investment

FSA-41

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2019

5.	Expenses and Related Party Transactions (Concluded)

in each share class of the Portfolios in which the Variable Investment Options invest are borne by the specific unit classes of the Variable Investment Options to which the investments are attributable.

EQAT and VIP, on behalf of each Portfolio, have entered into distribution agreements with AXA Distributions, LLC (“AXA Distributors”), a wholly-owned subsidiary of AXA Equitable and an affiliate of AXA Equitable Funds Management Group, LLC (“FMG LLC”). The Distribution Plans provide that AXA Distributors will be entitled to receive a maximum 12b-1 fee as described above.

FMG LLC, a wholly-owned subsidiary of AXA Equitable serves as investment adviser of the Portfolios of EQAT and VIP. FMG LLC either (1) directly manages the Portfolios or (2) contracts with and oversees the activities of the investment sub-advisers with respect to the Portfolios. FMG LLC receives management fees for services performed in its capacity as investment adviser of the Portfolios of EQAT and VIP, and pays fees to the sub-advisers for sub- advisory services to the respective Portfolios. FMG LLC also serves as administrator of the Portfolios of EQAT and VIP. As the administrator, FMG LLC either (1) carries out its responsibilities directly or (2) through sub-contracting with third-party providers. FMG LLC receives administrative fees for services performed in its capacity as administrator of the Portfolios of EQAT and VIP. Expenses of the Portfolios of EQAT and VIP generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.58% to a high of 1.31% (after waivers, reimbursements, fees paid indirectly and including indirect expenses, as applicable) of the average daily net assets of the Portfolios of EQAT and VIP. Since these fees and expenses are reflected in the net asset value of the shares of the Portfolios and the total returns of the Variable Investment Options, they are not included in the expenses or expense ratios of the Variable Investment Options.

AllianceBernstein L.P. (“AllianceBernstein”) serves as an investment advisor for a number of Portfolios in EQAT and VIP including the EQ/AB Short Duration Government Bond, EQ/AB Small Cap Growth, EQ/Common Stock Index, EQ/Equity 500 Index, EQ/International Equity Index, EQ/Large Cap Growth Index, EQ/Large Cap Value Index, EQ/ Mid Cap Index and EQ/Small Company Index as well as a portion of EQ/Large Value Managed Managed Volatility, EQ/Quality Bond PLUS and Multimanager Technology. AllianceBernstein is a limited partnership which is indirectly majority-owned by AXA Equitable Holdings, Inc.

AXA Advisors and AXA Distributors are distributors and principal underwriters of the Account. AXA Advisors is registered with the SEC as a broker-dealer and is a member of the Financial Industry Regulatory Authority (“FINRA”).

The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network LLC (“AXA Network”), or its subsidiaries (affiliates of AXA Equitable). AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service-related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with AXA Equitable) and their affiliated broker-dealers (who are registered with the SEC and members of the FINRA) that have entered into selling agreements with AXA Distributors. The licensed insurance agents who sell AXA Equitable policies for these companies are appointed as agents of AXA Equitable and are registered representatives of the broker-dealers under contract with AXA Distributors.

AXA Equitable serves as the transfer agent for EQAT and VIP.

FSA-42

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2019

6.	Asset-based Charges and Contractowner Charges

Charges are made directly against the net assets of the Account and are reflected daily in the computation of the unit values of the Contracts. These charges are reflected as “Asset-based Charges” in the Statement of Operations. Under the Contracts, AXA Equitable charges the Account for the following charges:

	Mortality and Expense Risks	Asset-based Administration Charge	Distribution Charge	Current Aggregate Charge	Maximum Aggregate Charge

Accumulator Advisor(1)	0.50%	—	—	0.50%	0.50%

Income Manager	0.90%	0.25%	—	1.15%	1.15%

Accumulator	1.10%	0.25%	—	1.35%	1.35%

Accumulator issued on, or after March 1, 2000	1.10%	0.25%	0.20%	1.55%	1.55%

Accumulator Plus, Select, Elite	1.10%	0.25%	0.25%	1.60%	1.60%

Accumulator Select issued on, or after August 13, 2001	1.10%	0.25%	0.35%	1.70%	1.70%

(1)	Accumulator Advisor’s daily charge of 0.50% includes mortality and expense risks charges and administrative charges to compensate for certain administrative expenses under the Contract.

The table below lists all the fees charged by the Variable Investment Option assessed as a redemption of units. The range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the Contract or a Contractowner’s account value. These charges are reflected as part of “Contractowners Transactions” in the Statement of Changes in Net Assets.

Charges	When charge is deducted	Amount deducted	How deducted

Charges for state premium and other applicable taxes	At time of transaction	Varies by state.	Applied to an annuity payout option

Annual Administrative Charge	Annually on each contract date anniversary.	Depending on account value a charge of $30 or Years 1 to 2 lesser of $30 or 2% of account value	Unit liquidation from account value

Variable Immediate Annuity payout option administrative fee	At time of transaction	$350 annuity administrative fee	Unit liquidation from account value

Withdrawal charge	At time of transaction	Low – During the first seven contract years, a charge is deducted from amounts withdrawn that exceed 15% of account value. The charge begins at 7% and declines by 1% each year.	Unit liquidation from account value

High – During the first nine contract years, a charge is deducted from amounts withdrawn that exceed 15% of account value. The charge begins at 8% and declines by 1% beginning in the third contract year.

BaseBuilder benefit charge	Annually on each contract date anniversary	Low 0.15% High 0.45%	Unit liquidation from account value

Protection Plus	Annually on each contract date anniversary.	0.20%	Unit liquidation from account value

Guaranteed minimum death benefit charge 6% rollup to age 80	Annually on each contract date anniversary.	Low 0.20% High 0.35%	Unit liquidation from account value

FSA-43

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2019

7.	Financial Highlights

The ranges for the total return ratios and unit values correspond to the product groupings that produced the lowest and highest expense ratios. The lowest and the highest contract charge represents the annual contract expenses consisting of mortality, expense risk, financial accounting and other expenses, for each period indicated. This ratio includes only those expenses that result in direct reduction to unit value. Charges made directly to Contractowner account through the redemption of units and expenses of the respective Portfolio have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as Contractowners may not have selected all available and applicable contract options. Due to the timing of the introduction of new products into the Account, contract charges and related unit values and total returns may fall outside of the ranges presented in the financial highlights.

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
1290 VT GAMCO Mergers & Acquisitions
2019	Lowest contract charges 0.50% Class IB	$18.36	—	—	—	8.06%
	Highest contract charges 1.70% Class IB	$15.37	—	—	—	6.81%
	All contract charges	—	249	$3,986	4.00%	—
2018	Lowest contract charges 0.50% Class IB	$16.99	—	—	—	(5.40)%
	Highest contract charges 1.70% Class IB	$14.39	—	—	—	(6.56)%
	All contract charges	—	285	$4,271	1.44%	—
2017	Lowest contract charges 0.50% Class IB	$17.96	—	—	—	5.65%
	Highest contract charges 1.70% Class IB	$15.40	—	—	—	4.41%
	All contract charges	—	304	$4,853	0.15%	—
2016	Lowest contract charges 0.50% Class IB	$17.00	—	—	—	7.19%
	Highest contract charges 1.70% Class IB	$14.75	—	—	—	5.81%
	All contract charges	—	336	$5,119	0.00%	—
2015	Lowest contract charges 0.50% Class IB	$15.86	—	—	—	2.06%
	Highest contract charges 1.70% Class IB	$13.94	—	—	—	0.87%
	All contract charges	—	515	$7,617	0.00%	—

1290 VT GAMCO Small Company Value
2019	Lowest contract charges 1.15% Class IB	$80.03	—	—	—	21.94%
	Highest contract charges 1.70% Class IB	$67.16	—	—	—	21.25%
	All contract charges	—	397	$29,296	0.58%	—
2018	Lowest contract charges 0.50% Class IB	$80.12	—	—	—	(16.00)%
	Highest contract charges 1.70% Class IB	$55.39	—	—	—	(17.02)%
	All contract charges	—	434	$26,325	0.53%	—
2017	Lowest contract charges 0.50% Class IB	$95.38	—	—	—	15.51%
	Highest contract charges 1.70% Class IB	$66.75	—	—	—	14.12%
	All contract charges	—	481	$35,104	0.57%	—
2016	Lowest contract charges 0.50% Class IB	$82.57	—	—	—	22.65%
	Highest contract charges 1.70% Class IB	$58.49	—	—	—	21.20%
	All contract charges	—	568	$36,493	0.49%	—
2015	Lowest contract charges 0.50% Class IB	$67.32	—	—	—	(6.17)%
	Highest contract charges 1.70% Class IB	$48.26	—	—	—	(7.32)%
	All contract charges	—	640	$33,816	0.50%	—

1290 VT Socially Responsible
2019	Lowest contract charges 1.15% Class IB	$21.14	—	—	—	28.75%
	Highest contract charges 1.60% Class IB	$19.26	—	—	—	28.14%
	All contract charges	—	100	$1,988	0.93%	—
2018	Lowest contract charges 1.15% Class IB	$16.42	—	—	—	(5.47)%
	Highest contract charges 1.60% Class IB	$15.03	—	—	—	(5.89)%
	All contract charges	—	103	$1,603	0.96%	—
2017	Lowest contract charges 1.15% Class IB	$17.37	—	—	—	19.05%
	Highest contract charges 1.60% Class IB	$15.97	—	—	—	18.47%
	All contract charges	—	106	$1,728	1.00%	—
2016	Lowest contract charges 1.15% Class IB	$14.59	—	—	—	8.72%
	Highest contract charges 1.60% Class IB	$13.48	—	—	—	8.19%
	All contract charges	—	140	$1,938	1.11%	—

FSA-44

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2019

7.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

1290 VT Socially Responsible (Continued)
2015	Lowest contract charges 1.15% Class IB	$13.42	—	—	—	(0.74)%
	Highest contract charges 1.60% Class IB	$12.46	—	—	—	(1.11)%
	All contract charges	—	155	$1,968	1.01%	—

EQ/400 Managed Volatility
2019	Lowest contract charges 1.15% Class IB	$16.75	—	—	—	23.53%
	Highest contract charges 1.70% Class IB	$16.14	—	—	—	22.83%
	All contract charges	—	470	$7,717	0.94%	—
2018	Lowest contract charges 1.15% Class IB	$13.56	—	—	—	(13.30)%
	Highest contract charges 1.70% Class IB	$13.14	—	—	—	(13.78)%
	All contract charges	—	537	$7,172	0.88%	—
2017	Lowest contract charges 1.15% Class IB	$15.64	—	—	—	13.91%
	Highest contract charges 1.70% Class IB	$15.24	—	—	—	13.31%
	All contract charges	—	622	$9,597	0.69%	—
2016	Lowest contract charges 1.15% Class IB	$13.73	—	—	—	18.36%
	Highest contract charges 1.70% Class IB	$13.45	—	—	—	17.67%
	All contract charges	—	768	$10,449	0.75%	—
2015	Lowest contract charges 1.15% Class IB	$11.60	—	—	—	(4.29)%
	Highest contract charges 1.70% Class IB	$11.43	—	—	—	(4.83)%
	All contract charges	—	841	$9,689	0.52%	—

EQ/2000 Managed Volatility
2019	Lowest contract charges 0.50% Class IB	$17.32	—	—	—	23.89%
	Highest contract charges 1.70% Class IB	$15.97	—	—	—	22.28%
	All contract charges	—	661	$10,787	0.89%	—
2018	Lowest contract charges 0.50% Class IB	$13.98	—	—	—	(12.41)%
	Highest contract charges 1.70% Class IB	$13.06	—	—	—	(13.40)%
	All contract charges	—	734	$9,766	0.73%	—
2017	Lowest contract charges 0.50% Class IB	$15.96	—	—	—	13.35%
	Highest contract charges 1.70% Class IB	$15.08	—	—	—	11.87%
	All contract charges	—	819	$12,530	0.68%	—
2016	Lowest contract charges 0.50% Class IB	$14.08	—	—	—	19.93%
	Highest contract charges 1.70% Class IB	$13.48	—	—	—	18.56%
	All contract charges	—	948	$12,917	0.73%	—
2015	Lowest contract charges 0.50% Class IB	$11.74	—	—	—	(5.63)%
	Highest contract charges 1.70% Class IB	$11.37	—	—	—	(6.73)%
	All contract charges	—	1,057	$12,120	0.38%	—

EQ/AB Short Duration Government Bond
2019	Lowest contract charges 1.15% Class IB	$9.49	—	—	—	1.39%
	Highest contract charges 1.70% Class IB	$9.15	—	—	—	0.88%
	All contract charges	—	1,260	$11,765	1.64%	—
2018	Lowest contract charges 1.15% Class IB	$9.36	—	—	—	(0.11)%
	Highest contract charges 1.70% Class IB	$9.07	—	—	—	(0.66)%
	All contract charges	—	1,694	$15,616	1.50%	—
2017	Lowest contract charges 1.15% Class IB	$9.37	—	—	—	(0.85)%
	Highest contract charges 1.70% Class IB	$9.13	—	—	—	(1.40)%
	All contract charges	—	1,610	$14,909	0.46%	—
2016	Lowest contract charges 1.15% Class IB	$9.45	—	—	—	(1.05)%
	Highest contract charges 1.70% Class IB	$9.26	—	—	—	(1.59)%
	All contract charges	—	1,843	$17,253	0.09%	—
2015	Lowest contract charges 1.15% Class IB	$9.55	—	—	—	(1.65)%
	Highest contract charges 1.70% Class IB	$9.41	—	—	—	(2.18)%
	All contract charges	—	1,929	$18,304	0.00%	—

EQ/AB Small Cap Growth
2019	1.15% contract charge Class IA	$50.04	29	$1,450	0.16%	26.33%
2018	1.15% contract charge Class IA	$39.61	33	$1,303	0.12%	(8.94)%
2017	1.15% contract charge Class IA	$43.50	46	$2,011	0.28%	21.27%

FSA-45

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2019

7.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/AB Small Cap Growth (Continued)
2016	1.15% contract charge Class IA	$35.87	54	$1,927	0.35%	11.29%
2015	1.15% contract charge Class IA	$32.23	60	$1,931	0.04%	(4.02)%

EQ/AB Small Cap Growth
2019	Lowest contract charges 1.15% Class IB	$48.29	—	—	—	26.31%
	Highest contract charges 1.70% Class IB	$42.56	—	—	—	25.66%
	All contract charges	—	1,025	$46,476	0.16%	—
2018	Lowest contract charges 1.15% Class IB	$38.23	—	—	—	(8.93)%
	Highest contract charges 1.70% Class IB	$33.87	—	—	—	(9.46)%
	All contract charges	—	1,140	$41,074	0.12%	—
2017	Lowest contract charges 1.15% Class IB	$41.98	—	—	—	21.26%
	Highest contract charges 1.70% Class IB	$37.41	—	—	—	20.60%
	All contract charges	—	1,271	$50,386	0.28%	—
2016	Lowest contract charges 0.50% Class IB	$39.38	—	—	—	12.00%
	Highest contract charges 1.70% Class IB	$31.02	—	—	—	10.67%
	All contract charges	—	1,406	$46,080	0.35%	—
2015	Lowest contract charges 0.50% Class IB	$35.16	—	—	—	(3.38)%
	Highest contract charges 1.70% Class IB	$28.03	—	—	—	(4.56)%
	All contract charges	—	1,557	$45,994	0.04%	—

EQ/Aggressive Allocation
2019	Lowest contract charges 1.15% Class B	$21.41	—	—	—	23.05%
	Highest contract charges 1.70% Class B	$21.69	—	—	—	22.40%
	All contract charges	—	855	$17,622	1.54%	—
2018	Lowest contract charges 1.15% Class B	$17.40	—	—	—	(9.75)%
	Highest contract charges 1.60% Class B	$16.25	—	—	—	(10.22)%
	All contract charges	—	945	$15,864	1.55%	—
2017	Lowest contract charges 1.15% Class B	$19.28	—	—	—	17.70%
	Highest contract charges 1.60% Class B	$18.10	—	—	—	17.23%
	All contract charges	—	977	$18,221	1.48%	—
2016	Lowest contract charges 1.15% Class B	$16.38	—	—	—	7.55%
	Highest contract charges 1.60% Class B	$15.44	—	—	—	7.00%
	All contract charges	—	1,088	$17,292	0.90%	—
2015	Lowest contract charges 1.15% Class B	$15.23	—	—	—	(2.87)%
	Highest contract charges 1.60% Class B	$14.43	—	—	—	(3.28)%
	All contract charges	—	1,253	$18,574	0.92%	—

EQ/ClearBridge Select Equity Managed Volatility
2019	Lowest contract charges 1.15% Class IB	$19.05	—	—	—	32.02%
	Highest contract charges 1.60% Class IB	$17.93	—	—	—	31.45%
	All contract charges	—	169	$3,128	0.35%	—
2018	Lowest contract charges 1.15% Class IB	$14.43	—	—	—	(11.09)%
	Highest contract charges 1.60% Class IB	$13.64	—	—	—	(11.54)%
	All contract charges	—	188	$2,635	3.65%	—
2017	Lowest contract charges 1.15% Class IB	$16.23	—	—	—	12.87%
	Highest contract charges 1.60% Class IB	$15.42	—	—	—	12.39%
	All contract charges	—	199	$3,171	1.02%	—
2016	Lowest contract charges 1.15% Class IB	$14.38	—	—	—	11.91%
	Highest contract charges 1.60% Class IB	$13.72	—	—	—	11.36%
	All contract charges	—	220	$3,082	2.22%	—
2015	Lowest contract charges 1.15% Class IB	$12.85	—	—	—	(3.53)%
	Highest contract charges 1.60% Class IB	$12.32	—	—	—	(3.98)%
	All contract charges	—	223	$2,794	1.66%	—

EQ/Common Stock Index
2019	1.15% contract charge Class IA	$625.64	43	$27,076	1.42%	28.74%
2018	1.15% contract charge Class IA	$485.98	47	$22,787	1.28%	(6.89)%

FSA-46

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2019

7.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Common Stock Index (Continued)
2017	1.15% contract charge Class IA	$521.95	52	$27,220	1.27%	19.09%
2016	1.15% contract charge Class IA	$438.28	60	$26,266	1.55%	10.41%
2015	1.15% contract charge Class IA	$396.96	67	$26,489	1.35%	(1.20)%

EQ/Common Stock Index
2019	Lowest contract charges 1.15% Class IB	$602.18	—	—	—	28.74%
	Highest contract charges 1.70% Class IB	$471.38	—	—	—	28.02%
	All contract charges	—	313	$171,788	1.42%	—
2018	Lowest contract charges 1.15% Class IB	$467.76	—	—	—	(6.89)%
	Highest contract charges 1.70% Class IB	$368.21	—	—	—	(7.41)%
	All contract charges	—	344	$147,228	1.28%	—
2017	Lowest contract charges 1.15% Class IB	$502.37	—	—	—	19.09%
	Highest contract charges 1.70% Class IB	$397.68	—	—	—	18.43%
	All contract charges	—	385	$177,574	1.27%	—
2016	Lowest contract charges 1.15% Class IB	$421.85	—	—	—	10.41%
	Highest contract charges 1.70% Class IB	$335.80	—	—	—	9.80%
	All contract charges	—	430	$166,600	1.55%	—
2015	Lowest contract charges 1.15% Class IB	$382.08	—	—	—	(1.20)%
	Highest contract charges 1.70% Class IB	$305.83	—	—	—	(1.75)%
	All contract charges	—	471	$165,560	1.35%	—

EQ/Conservative Allocation
2019	Lowest contract charges 1.15% Class B	$13.85	—	—	—	7.95%
	Highest contract charges 1.70% Class B	$13.27	—	—	—	7.36%
	All contract charges	—	2,356	$31,335	1.56%	—
2018	Lowest contract charges 1.15% Class B	$12.83	—	—	—	(2.66)%
	Highest contract charges 1.70% Class B	$12.36	—	—	—	(3.21)%
	All contract charges	—	2,667	$32,927	1.44%	—
2017	Lowest contract charges 1.15% Class B	$13.18	—	—	—	3.70%
	Highest contract charges 1.70% Class B	$12.77	—	—	—	3.15%
	All contract charges	—	3,054	$38,880	1.10%	—
2016	Lowest contract charges 1.15% Class B	$12.71	—	—	—	1.76%
	Highest contract charges 1.70% Class B	$12.38	—	—	—	1.23%
	All contract charges	—	3,312	$40,742	0.93%	—
2015	Lowest contract charges 1.15% Class B	$12.49	—	—	—	(1.42)%
	Highest contract charges 1.70% Class B	$12.23	—	—	—	(2.00)%
	All contract charges	—	3,489	$42,309	0.80%	—

EQ/Conservative-Plus Allocation
2019	Lowest contract charges 1.15% Class B	$15.65	—	—	—	12.19%
	Highest contract charges 1.70% Class B	$15.24	—	—	—	11.57%
	All contract charges	—	2,208	$33,327	1.55%	—
2018	Lowest contract charges 1.15% Class B	$13.95	—	—	—	(4.78)%
	Highest contract charges 1.70% Class B	$13.66	—	—	—	(5.34)%
	All contract charges	—	2,434	$32,825	1.43%	—
2017	Lowest contract charges 1.15% Class B	$14.65	—	—	—	7.56%
	Highest contract charges 1.70% Class B	$14.43	—	—	—	7.05%
	All contract charges	—	2,600	$36,918	1.13%	—
2016	Lowest contract charges 1.15% Class B	$13.62	—	—	—	3.50%
	Highest contract charges 1.70% Class B	$13.48	—	—	—	2.90%
	All contract charges	—	2,945	$38,940	0.96%	—
2015	Lowest contract charges 1.15% Class B	$13.16	—	—	—	(1.79)%
	Highest contract charges 1.70% Class B	$13.10	—	—	—	(2.31)%
	All contract charges	—	2,738	$34,843	0.80%	—

FSA-47

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2019

7.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Core Bond Index
2019	Lowest contract charges 0.50% Class IB	$17.74	—	—	—	5.78%
	Highest contract charges 1.70% Class IB	$13.58	—	—	—	4.46%
	All contract charges	—	3,368	$48,819	1.85%	—
2018	Lowest contract charges 0.50% Class IB	$16.77	—	—	—	(0.30)%
	Highest contract charges 1.70% Class IB	$13.00	—	—	—	(1.52)%
	All contract charges	—	3,585	$49,603	1.86%	—
2017	Lowest contract charges 0.50% Class IB	$16.82	—	—	—	0.96%
	Highest contract charges 1.70% Class IB	$13.20	—	—	—	(0.23)%
	All contract charges	—	3,810	$53,331	1.53%	—
2016	Lowest contract charges 0.50% Class IB	$16.66	—	—	—	0.91%
	Highest contract charges 1.70% Class IB	$13.23	—	—	—	(0.30)%
	All contract charges	—	4,051	$56,681	1.44%	—
2015	Lowest contract charges 0.50% Class IB	$16.51	—	—	—	(0.12)%
	Highest contract charges 1.70% Class IB	$13.27	—	—	—	(1.34)%
	All contract charges	—	4,365	$61,102	1.42%	—

EQ/Equity 500 Index
2019	Lowest contract charges 0.50% Class IB	$86.99	—	—	—	30.03%
	Highest contract charges 1.70% Class IB	$63.58	—	—	—	28.47%
	All contract charges	—	1,256	$86,601	1.55%	—
2018	Lowest contract charges 0.50% Class IB	$66.90	—	—	—	(5.41)%
	Highest contract charges 1.70% Class IB	$49.49	—	—	—	(6.57)%
	All contract charges	—	1,387	$74,097	1.41%	—
2017	Lowest contract charges 1.15% Class IB	$60.50	—	—	—	19.66%
	Highest contract charges 1.70% Class IB	$52.97	—	—	—	18.98%
	All contract charges	—	1,504	$85,750	1.41%	—
2016	Lowest contract charges 1.15% Class IB	$50.56	—	—	—	9.96%
	Highest contract charges 1.70% Class IB	$44.52	—	—	—	9.36%
	All contract charges	—	1,655	$79,048	1.62%	—
2015	Lowest contract charges 1.15% Class IB	$45.98	—	—	—	(0.39)%
	Highest contract charges 1.70% Class IB	$40.71	—	—	—	(0.92)%
	All contract charges	—	1,740	$75,806	1.57%	—

EQ/Franklin Balanced Managed Volatility
2019	Lowest contract charges 1.15% Class IB	$16.16	—	—	—	15.18%
	Highest contract charges 1.60% Class IB	$15.21	—	—	—	14.71%
	All contract charges	—	1,508	$23,547	2.51%	—
2018	Lowest contract charges 0.50% Class IB	$15.20	—	—	—	(4.82)%
	Highest contract charges 1.60% Class IB	$13.26	—	—	—	(5.82)%
	All contract charges	—	1,704	$23,139	2.84%	—
2017	Lowest contract charges 0.50% Class IB	$15.97	—	—	—	9.46%
	Highest contract charges 1.60% Class IB	$14.08	—	—	—	8.22%
	All contract charges	—	1,904	$27,393	2.49%	—
2016	Lowest contract charges 0.50% Class IB	$14.59	—	—	—	9.95%
	Highest contract charges 1.60% Class IB	$13.01	—	—	—	8.69%
	All contract charges	—	2,001	$26,866	2.83%	—
2015	Lowest contract charges 1.15% Class IB	$12.49	—	—	—	(4.14)%
	Highest contract charges 1.70% Class IB	$11.86	—	—	—	(4.66)%
	All contract charges	—	1,833	$22,355	2.24%	—

EQ/Franklin Small Cap Value Managed Volatility
2019	Lowest contract charges 1.15% Class IB	$19.00	—	—	—	24.10%
	Highest contract charges 1.70% Class IB	$17.64	—	—	—	23.36%
	All contract charges	—	71	$1,306	0.87%	—
2018	Lowest contract charges 1.15% Class IB	$15.31	—	—	—	(13.89)%
	Highest contract charges 1.70% Class IB	$14.30	—	—	—	(14.32)%
	All contract charges	—	76	$1,133	0.59%	—

FSA-48

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2019

7.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Franklin Small Cap Value Managed Volatility (Continued)
2017	Lowest contract charges 1.15% Class IB	$17.78	—	—	—	10.50%
	Highest contract charges 1.70% Class IB	$16.69	—	—	—	9.87%
	All contract charges	—	91	$1,554	0.48%	—
2016	Lowest contract charges 1.15% Class IB	$16.09	—	—	—	23.39%
	Highest contract charges 1.60% Class IB	$15.35	—	—	—	22.80%
	All contract charges	—	99	$1,548	0.48%	—
2015	Lowest contract charges 1.15% Class IB	$13.04	—	—	—	(7.58)%
	Highest contract charges 1.60% Class IB	$12.50	—	—	—	(8.02)%
	All contract charges	—	74	$939	0.21%	—

EQ/Franklin Templeton Allocation Managed Volatility
2019	Lowest contract charges 1.15% Class IB	$14.45	—	—	—	20.82%
	Highest contract charges 1.60% Class IB	$13.64	—	—	—	20.28%
	All contract charges	—	503	$7,040	1.95%	—
2018	Lowest contract charges 1.15% Class IB	$11.96	—	—	—	(9.74)%
	Highest contract charges 1.60% Class IB	$11.34	—	—	—	(10.14)%
	All contract charges	—	588	$6,846	2.12%	—
2017	Lowest contract charges 1.15% Class IB	$13.25	—	—	—	13.64%
	Highest contract charges 1.60% Class IB	$12.62	—	—	—	13.08%
	All contract charges	—	650	$8,400	1.70%	—
2016	Lowest contract charges 1.15% Class IB	$11.66	—	—	—	8.26%
	Highest contract charges 1.60% Class IB	$11.16	—	—	—	7.72%
	All contract charges	—	659	$7,499	1.69%	—
2015	Lowest contract charges 1.15% Class IB	$10.77	—	—	—	(3.93)%
	Highest contract charges 1.60% Class IB	$10.36	—	—	—	(4.34)%
	All contract charges	—	721	$7,591	1.19%	—

EQ/Global Equity Managed Volatility
2019	Lowest contract charges 0.50% Class IB	$34.67	—	—	—	24.62%
	Highest contract charges 1.70% Class IB	$26.43	—	—	—	23.16%
	All contract charges	—	1,283	$36,306	1.30%	—
2018	Lowest contract charges 0.50% Class IB	$27.82	—	—	—	(12.60)%
	Highest contract charges 1.70% Class IB	$21.46	—	—	—	(13.68)%
	All contract charges	—	1,439	$32,963	1.00%	—
2017	Lowest contract charges 0.50% Class IB	$31.83	—	—	—	25.46%
	Highest contract charges 1.70% Class IB	$24.86	—	—	—	23.93%
	All contract charges	—	1,643	$43,495	1.06%	—
2016	Lowest contract charges 0.50% Class IB	$25.37	—	—	—	3.98%
	Highest contract charges 1.70% Class IB	$20.06	—	—	—	2.71%
	All contract charges	—	1,830	$38,943	0.90%	—
2015	Lowest contract charges 0.50% Class IB	$24.40	—	—	—	(2.24)%
	Highest contract charges 1.70% Class IB	$19.53	—	—	—	(3.41)%
	All contract charges	—	2,055	$42,478	0.86%	—

EQ/Intermediate Government Bond
2019	1.15% contract charge Class IA	$22.22	23	$519	1.49%	2.97%
2018	1.15% contract charge Class IA	$21.58	28	$610	1.25%	(0.37)%
2017	1.15% contract charge Class IA	$21.66	35	$767	0.80%	(0.78)%
2016	1.15% contract charge Class IA	$21.83	35	$757	0.65%	(0.73)%
2015	1.15% contract charge Class IA	$21.99	37	$805	0.57%	(0.72)%

EQ/Intermediate Government Bond
2019	Lowest contract charges 0.50% Class IB	$25.86	—	—	—	3.65%
	Highest contract charges 1.70% Class IB	$18.25	—	—	—	2.41%
	All contract charges	—	895	$17,426	1.49%	—
2018	Lowest contract charges 0.50% Class IB	$24.95	—	—	—	0.32%
	Highest contract charges 1.70% Class IB	$17.82	—	—	—	(0.89)%
	All contract charges	—	1,012	$19,230	1.25%	—

FSA-49

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2019

7.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Intermediate Government Bond (Continued)
2017	Lowest contract charges 0.50% Class IB	$24.87	—	—	—	(0.16)%
	Highest contract charges 1.70% Class IB	$17.98	—	—	—	(1.37)%
	All contract charges	—	1,092	$20,926	0.80%	—
2016	Lowest contract charges 0.50% Class IB	$24.91	—	—	—	(0.08)%
	Highest contract charges 1.70% Class IB	$18.23	—	—	—	(1.25)%
	All contract charges	—	1,217	$23,592	0.65%	—
2015	Lowest contract charges 0.50% Class IB	$24.93	—	—	—	(0.04)%
	Highest contract charges 1.70% Class IB	$18.46	—	—	—	(1.28)%
	All contract charges	—	1,316	$25,749	0.57%	—

EQ/International Core Managed Volatility
2019	Lowest contract charges 0.50% Class IB	$18.34	—	—	—	21.86%
	Highest contract charges 1.60% Class IB	$14.57	—	—	—	20.51%
	All contract charges	—	1,145	$17,423	1.92%	—
2018	Lowest contract charges 0.50% Class IB	$15.05	—	—	—	(15.31)%
	Highest contract charges 1.70% Class IB	$11.85	—	—	—	(16.37)%
	All contract charges	—	1,282	$16,144	1.62%	—
2017	Lowest contract charges 0.50% Class IB	$17.77	—	—	—	25.67%
	Highest contract charges 1.70% Class IB	$14.17	—	—	—	24.19%
	All contract charges	—	1,509	$22,661	1.57%	—
2016	Lowest contract charges 0.50% Class IB	$14.14	—	—	—	(0.28)%
	Highest contract charges 1.70% Class IB	$11.41	—	—	—	(1.47)%
	All contract charges	—	1,689	$20,407	0.26%	—
2015	Lowest contract charges 0.50% Class IB	$14.18	—	—	—	(4.83)%
	Highest contract charges 1.70% Class IB	$11.58	—	—	—	(6.01)%
	All contract charges	—	2,008	$24,822	0.06%	—

EQ/International Equity Index
2019	1.15% contract charge Class IA	$18.30	262	$4,787	2.80%	20.79%
2018	1.15% contract charge Class IA	$15.15	277	$4,193	2.38%	(16.16)%
2017	1.15% contract charge Class IA	$18.07	300	$5,419	2.62%	21.77%
2016	1.15% contract charge Class IA	$14.84	323	$4,798	2.67%	1.02%
2015	1.15% contract charge Class IA	$14.69	343	$5,042	2.29%	(3.23)%

EQ/International Equity Index
2019	Lowest contract charges 0.50% Class IB	$20.72	—	—	—	21.52%
	Highest contract charges 1.70% Class IB	$15.35	—	—	—	20.11%
	All contract charges	—	2,235	$36,794	2.80%	—
2018	Lowest contract charges 0.50% Class IB	$17.05	—	—	—	(15.59)%
	Highest contract charges 1.70% Class IB	$12.78	—	—	—	(16.63)%
	All contract charges	—	2,473	$33,821	2.38%	—
2017	Lowest contract charges 0.50% Class IB	$20.20	—	—	—	22.65%
	Highest contract charges 1.70% Class IB	$15.33	—	—	—	21.19%
	All contract charges	—	2,663	$43,515	2.62%	—
2016	Lowest contract charges 0.50% Class IB	$16.47	—	—	—	1.67%
	Highest contract charges 1.70% Class IB	$12.65	—	—	—	0.40%
	All contract charges	—	2,899	$38,990	2.67%	—
2015	Lowest contract charges 0.50% Class IB	$16.20	—	—	—	(2.64)%
	Highest contract charges 1.70% Class IB	$12.60	—	—	—	(3.74)%
	All contract charges	—	3,163	$42,261	2.29%	—

EQ/International Value Managed Volatility
2019	Lowest contract charges 1.15% Class IB	$23.45	—	—	—	21.25%
	Highest contract charges 1.60% Class IB	$21.14	—	—	—	20.66%
	All contract charges	—	769	$17,014	2.27%	—
2018	Lowest contract charges 1.15% Class IB	$19.34	—	—	—	(17.46)%
	Highest contract charges 1.60% Class IB	$17.52	—	—	—	(17.82)%
	All contract charges	—	842	$15,452	1.68%	—

FSA-50

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2019

7.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/International Value Managed Volatility (Continued)
2017	Lowest contract charges 1.15% Class IB	$23.43	—	—	—	21.97%
	Highest contract charges 1.60% Class IB	$21.32	—	—	—	21.41%
	All contract charges	—	911	$20,280	1.86%	—
2016	Lowest contract charges 1.15% Class IB	$19.21	—	—	—	(0.41)%
	Highest contract charges 1.60% Class IB	$17.56	—	—	—	(0.85)%
	All contract charges	—	1,014	$18,548	0.46%	—
2015	Lowest contract charges 1.15% Class IB	$19.29	—	—	—	(4.27)%
	Highest contract charges 1.60% Class IB	$17.71	—	—	—	(4.73)%
	All contract charges	—	1,105	$20,324	0.10%	—

EQ/Janus Enterprise
2019	Lowest contract charges 1.15% Class IB	$33.01	—	—	—	34.90%
	Highest contract charges 1.70% Class IB	$30.42	—	—	—	34.13%
	All contract charges	—	440	$14,041	0.02%	—
2018	Lowest contract charges 1.15% Class IB	$24.47	—	—	—	(2.94)%
	Highest contract charges 1.70% Class IB	$22.68	—	—	—	(3.45)%
	All contract charges	—	475	$11,245	0.00%	—
2017	Lowest contract charges 0.50% Class IB	$27.39	—	—	—	27.28%
	Highest contract charges 1.70% Class IB	$23.49	—	—	—	25.75%
	All contract charges	—	514	$12,591	0.00%	—
2016	Lowest contract charges 0.50% Class IB	$21.52	—	—	—	(4.82)%
	Highest contract charges 1.70% Class IB	$18.68	—	—	—	(5.99)%
	All contract charges	—	541	$10,466	0.00%	—
2015	Lowest contract charges 0.50% Class IB	$22.61	—	—	—	(5.99)%
	Highest contract charges 1.70% Class IB	$19.87	—	—	—	(7.06)%
	All contract charges	—	719	$14,908	0.00%	—

EQ/Large Cap Core Managed Volatility
2019	Lowest contract charges 0.50% Class IB	$26.36	—	—	—	29.28%
	Highest contract charges 1.70% Class IB	$20.43	—	—	—	27.77%
	All contract charges	—	2,199	$47,984	1.26%	—
2018	Lowest contract charges 0.50% Class IB	$20.39	—	—	—	(6.85)%
	Highest contract charges 1.70% Class IB	$15.99	—	—	—	(8.05)%
	All contract charges	—	2,464	$41,967	1.00%	—
2017	Lowest contract charges 0.50% Class IB	$21.89	—	—	—	21.34%
	Highest contract charges 1.70% Class IB	$17.39	—	—	—	19.93%
	All contract charges	—	2,812	$51,874	0.97%	—
2016	Lowest contract charges 0.50% Class IB	$18.04	—	—	—	9.27%
	Highest contract charges 1.70% Class IB	$14.50	—	—	—	7.97%
	All contract charges	—	3,155	$48,424	1.08%	—
2015	Lowest contract charges 0.50% Class IB	$16.51	—	—	—	(0.12)%
	Highest contract charges 1.70% Class IB	$13.43	—	—	—	(1.40)%
	All contract charges	—	3,564	$50,502	0.91%	—

EQ/Large Cap Growth Index
2019	Lowest contract charges 0.50% Class IB	$26.72	—	—	—	34.68%
	Highest contract charges 1.70% Class IB	$20.79	—	—	—	33.01%
	All contract charges	—	2,681	$58,911	0.62%	—
2018	Lowest contract charges 0.50% Class IB	$19.84	—	—	—	(2.75)%
	Highest contract charges 1.70% Class IB	$15.63	—	—	—	(3.93)%
	All contract charges	—	2,939	$48,383	0.62%	—
2017	Lowest contract charges 0.50% Class IB	$20.40	—	—	—	28.54%
	Highest contract charges 1.70% Class IB	$16.27	—	—	—	27.11%
	All contract charges	—	3,270	$55,869	0.73%	—

FSA-51

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2019

7.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Large Cap Growth Index (Continued)
2016	Lowest contract charges 0.50% Class IB	$15.87	—	—	—	5.87%
	Highest contract charges 1.70% Class IB	$12.80	—	—	—	4.49%
	All contract charges	—	3,753	$50,997	1.04%	—
2015	Lowest contract charges 1.15% Class IB	$13.44	—	—	—	3.62%
	Highest contract charges 1.70% Class IB	$12.25	—	—	—	3.11%
	All contract charges	—	3,906	$50,024	0.86%	—

EQ/Large Cap Growth Managed Volatility
2019	Lowest contract charges 1.15% Class IB	$44.25	—	—	—	32.17%
	Highest contract charges 1.70% Class IB	$39.00	—	—	—	31.45%
	All contract charges	—	3,434	$144,377	0.42%	—
2018	Lowest contract charges 0.50% Class IB	$38.59	—	—	—	(3.48)%
	Highest contract charges 1.70% Class IB	$29.67	—	—	—	(4.63)%
	All contract charges	—	3,861	$123,036	0.48%	—
2017	Lowest contract charges 0.50% Class IB	$39.98	—	—	—	28.59%
	Highest contract charges 1.70% Class IB	$31.11	—	—	—	27.03%
	All contract charges	—	4,368	$145,346	0.47%	—
2016	Lowest contract charges 0.50% Class IB	$31.09	—	—	—	4.96%
	Highest contract charges 1.70% Class IB	$24.49	—	—	—	3.73%
	All contract charges	—	5,006	$131,222	0.55%	—
2015	Lowest contract charges 0.50% Class IB	$29.62	—	—	—	3.53%
	Highest contract charges 1.70% Class IB	$23.61	—	—	—	2.25%
	All contract charges	—	5,706	$143,714	0.28%	—

EQ/Large Cap Value Index
2019	Lowest contract charges 0.50% Class IB	$14.65	—	—	—	25.00%
	Highest contract charges 1.70% Class IB	$12.32	—	—	—	23.45%
	All contract charges	—	779	$10,102	2.17%	—
2018	Lowest contract charges 0.50% Class IB	$11.72	—	—	—	(9.29)%
	Highest contract charges 1.70% Class IB	$9.98	—	—	—	(10.41)%
	All contract charges	—	855	$8,940	2.00%	—
2017	Lowest contract charges 1.15% Class IB	$11.93	—	—	—	11.70%
	Highest contract charges 1.70% Class IB	$11.14	—	—	—	11.07%
	All contract charges	—	935	$10,868	1.77%	—
2016	Lowest contract charges 1.15% Class IB	$10.68	—	—	—	15.21%
	Highest contract charges 1.70% Class IB	$10.03	—	—	—	14.50%
	All contract charges	—	1,023	$10,670	2.02%	—
2015	Lowest contract charges 1.15% Class IB	$9.27	—	—	—	(5.60)%
	Highest contract charges 1.70% Class IB	$8.76	—	—	—	(6.01)%
	All contract charges	—	1,042	$9,477	1.88%	—

EQ/Large Cap Value Managed Volatility
2019	1.15% contract charge Class IA	$14.29	857	$12,247	1.90%	24.05%
2018	1.15% contract charge Class IA	$11.52	953	$10,978	2.41%	(10.97)%
2017	1.15% contract charge Class IA	$12.94	1,045	$13,527	1.47%	12.52%
2016	1.15% contract charge Class IA	$11.50	1,191	$13,696	1.65%	13.97%
2015	1.15% contract charge Class IA	$10.09	1,407	$14,190	1.54%	(5.08)%

EQ/Large Cap Value Managed Volatility
2019	Lowest contract charges 0.50% Class IB	$31.05	—	—	—	24.80%
	Highest contract charges 1.70% Class IB	$23.78	—	—	—	23.34%
	All contract charges	—	8,465	$184,289	1.90%	—
2018	Lowest contract charges 0.50% Class IB	$24.88	—	—	—	(10.37)%
	Highest contract charges 1.70% Class IB	$19.28	—	—	—	(11.48)%
	All contract charges	—	9,483	$166,617	2.41%	—
2017	Lowest contract charges 0.50% Class IB	$27.76	—	—	—	13.31%
	Highest contract charges 1.70% Class IB	$21.78	—	—	—	11.92%
	All contract charges	—	10,706	$212,025	1.47%	—

FSA-52

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2019

7.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Large Cap Value Managed Volatility (Continued)
2016	Lowest contract charges 0.50% Class IB	$24.50	—	—	—	14.75%
	Highest contract charges 1.70% Class IB	$19.46	—	—	—	13.40%
	All contract charges	—	12,144	$214,941	1.65%	—
2015	Lowest contract charges 0.50% Class IB	$21.35	—	—	—	(4.52)%
	Highest contract charges 1.70% Class IB	$17.16	—	—	—	(5.66)%
	All contract charges	—	13,547	$211,080	1.54%	—

EQ/Mid Cap Index
2019	Lowest contract charges 0.50% Class IB	$29.37	—	—	—	24.77%
	Highest contract charges 1.70% Class IB	$23.23	—	—	—	23.30%
	All contract charges	—	1,207	$29,540	1.09%	—
2018	Lowest contract charges 0.50% Class IB	$23.54	—	—	—	(12.13)%
	Highest contract charges 1.70% Class IB	$18.84	—	—	—	(13.22)%
	All contract charges	—	1,324	$26,190	1.02%	—
2017	Lowest contract charges 0.50% Class IB	$26.79	—	—	—	14.93%
	Highest contract charges 1.70% Class IB	$21.71	—	—	—	13.55%
	All contract charges	—	1,492	$33,988	0.87%	—
2016	Lowest contract charges 0.50% Class IB	$23.31	—	—	—	19.29%
	Highest contract charges 1.70% Class IB	$19.12	—	—	—	17.88%
	All contract charges	—	1,734	$34,701	1.09%	—
2015	Lowest contract charges 0.50% Class IB	$19.54	—	—	—	(3.36)%
	Highest contract charges 1.70% Class IB	$16.22	—	—	—	(4.53)%
	All contract charges	—	1,796	$30,374	0.83%	—

EQ/Mid Cap Value Managed Volatility
2019	Lowest contract charges 1.15% Class IB	$33.80	—	—	—	25.14%
	Highest contract charges 1.70% Class IB	$29.78	—	—	—	24.45%
	All contract charges	—	1,630	$51,840	1.36%	—
2018	Lowest contract charges 0.50% Class IB	$31.13	—	—	—	(13.74)%
	Highest contract charges 1.70% Class IB	$23.93	—	—	—	(14.78)%
	All contract charges	—	1,801	$45,894	1.18%	—
2017	Lowest contract charges 0.50% Class IB	$36.09	—	—	—	11.77%
	Highest contract charges 1.70% Class IB	$28.08	—	—	—	10.42%
	All contract charges	—	2,037	$60,755	1.00%	—
2016	Lowest contract charges 0.50% Class IB	$32.29	—	—	—	17.08%
	Highest contract charges 1.70% Class IB	$25.43	—	—	—	15.64%
	All contract charges	—	2,386	$64,669	1.24%	—
2015	Lowest contract charges 0.50% Class IB	$27.58	—	—	—	(4.00)%
	Highest contract charges 1.70% Class IB	$21.99	—	—	—	(5.17)%
	All contract charges	—	2,580	$59,901	0.73%	—

EQ/Moderate Allocation
2019	1.15% contract charge Class A	$77.73	211	$16,421	1.57%	14.21%
2018	1.15% contract charge Class A	$68.06	243	$16,517	1.51%	(5.86)%
2017	1.15% contract charge Class A	$72.30	265	$19,157	1.21%	9.76%
2016	1.15% contract charge Class A	$65.87	292	$19,254	0.86%	4.16%
2015	1.15% contract charge Class A	$63.24	316	$19,959	0.79%	(2.03)%

EQ/Moderate Allocation
2019	Lowest contract charges 0.50% Class B	$90.99	—	—	—	14.96%
	Highest contract charges 1.70% Class B	$60.28	—	—	—	13.59%
	All contract charges	—	1,892	$125,628	1.57%	—
2018	Lowest contract charges 0.50% Class B	$79.15	—	—	—	(5.24)%
	Highest contract charges 1.70% Class B	$53.07	—	—	—	(6.40)%
	All contract charges	—	2,071	$120,625	1.51%	—

FSA-53

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2019

7.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Moderate Allocation (Continued)
2017	Lowest contract charges 0.50% Class B	$83.53	—	—	—	10.49%
	Highest contract charges 1.70% Class B	$56.70	—	—	—	9.16%
	All contract charges	—	2,257	$139,898	1.21%	—
2016	Lowest contract charges 0.50% Class B	$75.60	—	—	—	4.84%
	Highest contract charges 1.70% Class B	$51.94	—	—	—	3.57%
	All contract charges	—	2,511	$142,295	0.86%	—
2015	Lowest contract charges 0.50% Class B	$72.11	—	—	—	(1.38)%
	Highest contract charges 1.70% Class B	$50.15	—	—	—	(2.56)%
	All contract charges	—	2,861	$156,117	0.79%	—

EQ/Moderate-Plus Allocation
2019	Lowest contract charges 1.15% Class B	$19.36	—	—	—	18.63%
	Highest contract charges 1.70% Class B	$19.56	—	—	—	17.90%
	All contract charges	—	3,712	$68,824	1.51%	—
2018	Lowest contract charges 1.15% Class B	$16.32	—	—	—	(7.90)%
	Highest contract charges 1.70% Class B	$16.59	—	—	—	(8.39)%
	All contract charges	—	4,129	$64,788	1.52%	—
2017	Lowest contract charges 1.15% Class B	$17.72	—	—	—	13.59%
	Highest contract charges 1.70% Class B	$18.11	—	—	—	12.91%
	All contract charges	—	4,621	$78,911	1.33%	—
2016	Lowest contract charges 1.15% Class B	$15.60	—	—	—	6.05%
	Highest contract charges 1.70% Class B	$16.04	—	—	—	5.46%
	All contract charges	—	5,200	$78,435	0.87%	—
2015	Lowest contract charges 1.15% Class B	$14.71	—	—	—	(2.45)%
	Highest contract charges 1.70% Class B	$15.21	—	—	—	(2.94)%
	All contract charges	—	5,785	$82,517	0.86%	—

EQ/Money Market
2019	1.15% contract charge Class IA	$30.34	82	$2,476	1.51%	0.36%
2018	1.15% contract charge Class IA	$30.23	90	$2,716	1.25%	0.10%
2017	1.15% contract charge Class IA	$30.20	90	$2,711	0.39%	(0.76)%
2016	1.15% contract charge Class IA	$30.43	89	$2,700	0.00%	(1.14)%
2015	1.15% contract charge Class IA	$30.78	106	$3,249	0.00%	(1.16)%

EQ/Money Market
2019	Lowest contract charges 0.00% Class IB	$45.86	—	—	—	1.51%
	Highest contract charges 1.70% Class IB	$23.72	—	—	—	(0.21)%
	All contract charges	—	841	$22,524	1.51%	—
2018	Lowest contract charges 0.00% Class IB	$45.18	—	—	—	1.28%
	Highest contract charges 1.70% Class IB	$23.77	—	—	—	(0.46)%
	All contract charges	—	979	$26,226	1.25%	—
2017	Lowest contract charges 0.00% Class IB	$44.61	—	—	—	0.41%
	Highest contract charges 1.70% Class IB	$23.88	—	—	—	(1.32)%
	All contract charges	—	925	$24,693	0.39%	—
2016	Lowest contract charges 0.00% Class IB	$44.43	—	—	—	0.00%
	Highest contract charges 1.70% Class IB	$24.20	—	—	—	(1.67)%
	All contract charges	—	1,071	$28,766	0.00%	—
2015	Lowest contract charges 0.00% Class IB	$44.43	—	—	—	0.00%
	Highest contract charges 1.70% Class IB	$24.61	—	—	—	(1.72)%
	All contract charges	—	1,133	$30,813	0.00%	—

EQ/Quality Bond PLUS
2019	Lowest contract charges 0.50% Class IB	$21.51	—	—	—	5.13%
	Highest contract charges 1.70% Class IB	$15.64	—	—	—	3.85%
	All contract charges	—	1,559	$26,219	1.53%	—
2018	Lowest contract charges 0.50% Class IB	$20.46	—	—	—	(0.39)%
	Highest contract charges 1.70% Class IB	$15.06	—	—	—	(1.63)%
	All contract charges	—	1,675	$27,079	1.65%	—

FSA-54

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2019

7.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Quality Bond PLUS (Continued)
2017	Lowest contract charges 0.50% Class IB	$20.54	—	—	—	0.88%
	Highest contract charges 1.70% Class IB	$15.31	—	—	—	(0.33)%
	All contract charges	—	1,900	$31,080	1.14%	—
2016	Lowest contract charges 0.50% Class IB	$20.36	—	—	—	0.69%
	Highest contract charges 1.70% Class IB	$15.36	—	—	—	(0.52)%
	All contract charges	—	2,092	$34,262	1.03%	—
2015	Lowest contract charges 0.50% Class IB	$20.22	—	—	—	(0.30)%
	Highest contract charges 1.70% Class IB	$15.44	—	—	—	(1.47)%
	All contract charges	—	2,498	$41,622	1.04%	—

EQ/Small Company Index
2019	Lowest contract charges 0.50% Class IB	$41.44	—	—	—	24.59%
	Highest contract charges 1.70% Class IB	$31.73	—	—	—	23.08%
	All contract charges	—	475	$16,121	1.07%	—
2018	Lowest contract charges 0.50% Class IB	$33.26	—	—	—	(11.78)%
	Highest contract charges 1.70% Class IB	$25.78	—	—	—	(12.85)%
	All contract charges	—	519	$14,317	0.92%	—
2017	Lowest contract charges 1.15% Class IB	$33.07	—	—	—	12.71%
	Highest contract charges 1.70% Class IB	$29.58	—	—	—	12.09%
	All contract charges	—	578	$18,188	0.99%	—
2016	Lowest contract charges 1.15% Class IB	$29.34	—	—	—	19.17%
	Highest contract charges 1.70% Class IB	$26.39	—	—	—	18.50%
	All contract charges	—	679	$19,005	1.11%	—
2015	Lowest contract charges 1.15% Class IB	$24.62	—	—	—	(5.67)%
	Highest contract charges 1.70% Class IB	$22.27	—	—	—	(6.19)%
	All contract charges	—	757	$17,839	0.88%	—

EQ/Templeton Global Equity Managed Volatility
2019	Lowest contract charges 1.15% Class IB	$14.56	—	—	—	19.54%
	Highest contract charges 1.60% Class IB	$13.71	—	—	—	19.01%
	All contract charges	—	326	$4,599	1.76%	—
2018	Lowest contract charges 1.15% Class IB	$12.18	—	—	—	(13.25)%
	Highest contract charges 1.60% Class IB	$11.52	—	—	—	(13.58)%
	All contract charges	—	362	$4,290	2.75%	—
2017	Lowest contract charges 1.15% Class IB	$14.04	—	—	—	19.90%
	Highest contract charges 1.60% Class IB	$13.33	—	—	—	19.34%
	All contract charges	—	389	$5,310	1.36%	—
2016	Lowest contract charges 1.15% Class IB	$11.71	—	—	—	4.09%
	Highest contract charges 1.60% Class IB	$11.17	—	—	—	3.62%
	All contract charges	—	409	$4,668	0.66%	—
2015	Lowest contract charges 1.15% Class IB	$11.25	—	—	—	(3.76)%
	Highest contract charges 1.60% Class IB	$10.78	—	—	—	(4.26)%
	All contract charges	—	466	$5,111	0.00%	—

Multimanager Technology
2019	Lowest contract charge 0.50% Class IB	$45.67	—	—	—	37.19%
	Highest contract charge 1.70% Class IB	$36.71	—	—	—	35.51%
	All contract charges	—	944	$36,434	0.15%	—
2018	Lowest contract charge 0.50% Class IB	$33.29	—	—	—	1.77%
	Highest contract charge 1.70% Class IB	$27.09	—	—	—	0.56%
	All contract charges	—	1,023	$29,037	0.15%	—
2017	Lowest contract charge 0.50% Class IB	$32.71	—	—	—	38.43%
	Highest contract charge 1.70% Class IB	$26.94	—	—	—	36.75%
	All contract charges	—	1,148	$32,312	0.00%	—
2016	Lowest contract charge 0.50% Class IB	$23.63	—	—	—	8.39%
	Highest contract charge 1.60% Class IB	$20.00	—	—	—	7.18%
	All contract charges	—	1,131	$23,152	0.01%	—

FSA-55

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Concluded)

December 31, 2019

7.	Financial Highlights (Concluded)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

Multimanager Technology (Continued)
2015	Lowest contract charge 0.50% Class IB	$21.80	—	—	—	5.77%
	Highest contract charge 1.60% Class IB	$18.66	—	—	—	4.60%
	All contract charges	—	1,326	$25,314	0.00%	—

*	This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the Variable Investment Option from the Portfolio, divided by the average daily net assets. This ratio excludes those expenses, such as asset-based charges, that result in direct reductions in the unit value. The recognition of dividend income by the Variable Investment Option is affected by the timing of the declaration of dividends by the Portfolio in which the Variable Investment Option invests. For those Variable Investment Options with less than a year of operations, this ratio is not annualized but calculated from the effective date through the end of the reporting period.
**	This ratio represents the total return for the periods indicated, including changes in the value of the Portfolio, and expenses assessed through the reduction of unit value. This ratio does not include any expenses, such as premium and withdrawal charges, as applicable, or expenses assessed through the redemption of units. The total return would have been lower had such expenses been included in the calculation. Variable Investment Options with a date notation indicate the effective date of the Variable Investment Option, without consideration if there were units outstanding as of such date. The total return is calculated for each period indicated from the effective date through the end of the reporting period. Where there are no units outstanding at period-end, the total return is calculated using the current offering price of the unit. For those Variable Investment Options with less than a year of operations, the total return is not annualized but calculated from the effective date through the end of the reporting period.

8.	Subsequent Events

All material subsequent transactions and events have been evaluated for the period from December 31, 2019 through April 20, 2020, the date on which the financial statements were issued. Except as noted below, it has been determined that there are no transactions or events that require adjustment or disclosure in the financial statements.

A. Reorganization

The following Variable Investment Option will be involved in a planned reorganization (“Reorganization Plan”). If the shareholders approve the Reorganization Plan, it is anticipated that the Reorganization Plan will take place in early to mid-June 2020. The Reorganization Plan provides for the reorganization of certain Portfolio, where interests in certain Variable Investment Option (the “Surviving Portfolio”) will replace interests in the current investment option (the “Removed Portfolio”).

Proposed Acquired Portfolio	Proposed Acquiring Portfolio
EQ/Franklin Templeton Allocation Managed Volatility	EQ/Aggressive Growth Strategy

B. Others

Subsequent to December 31, 2019, equity and financial markets have experienced significant volatility and interest rates have continued to decline due to the COVID-19 pandemic. AXA Equitable is currently unable to determine the extent of the impact of the pandemic to its operations and financial condition.

FSA-56

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

FSA-1

Report of Independent Registered Public Accounting Firm

To the Board of Directors of AXA Equitable Life Insurance Company

and the Contractowners of Separate Account No. 49 of AXA Equitable Life Insurance Company

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the variable investment options of Separate Account No. 49 of AXA Equitable Life Insurance Company indicated in the table below as of December 31, 2019, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the variable investment options of Separate Account No. 49 of AXA Equitable Life Insurance Company as of December 31, 2019, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

1290 VT GAMCO MERGERS & ACQUISITIONS(1)	EQ/GROWTH STRATEGY(1)
1290 VT GAMCO SMALL COMPANY VALUE(1)	EQ/INTERMEDIATE GOVERNMENT BOND(1)
1290 VT SOCIALLY RESPONSIBLE(1)	EQ/INTERNATIONAL CORE MANAGED VOLATILITY(1)
EQ/400 MANAGED VOLATILITY(1)	EQ/INTERNATIONAL EQUITY INDEX(1)
EQ/2000 MANAGED VOLATILITY(1)	EQ/INTERNATIONAL VALUE MANAGED VOLATILITY(1)
EQ/AB SHORT DURATION GOVERNMENT BOND(1)	EQ/JANUS ENTERPRISE(1)
EQ/AB SMALL CAP GROWTH(1)	EQ/LARGE CAP CORE MANAGED VOLATILITY(1)
EQ/AGGRESSIVE ALLOCATION(1)	EQ/LARGE CAP GROWTH INDEX(1)
EQ/BALANCED STRATEGY(1)	EQ/LARGE CAP GROWTH MANAGED VOLATILITY(1)
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY(1)	EQ/LARGE CAP VALUE INDEX(1)
EQ/COMMON STOCK INDEX(1)	EQ/LARGE CAP VALUE MANAGED VOLATILITY(1)
EQ/CONSERVATIVE ALLOCATION(1)	EQ/MID CAP INDEX(1)
EQ/CONSERVATIVE GROWTH STRATEGY(1)	EQ/MID CAP VALUE MANAGED VOLATILITY(1)
EQ/CONSERVATIVE STRATEGY(1)	EQ/MODERATE ALLOCATION(1)
EQ/CONSERVATIVE-PLUS ALLOCATION(1)	EQ/MODERATE GROWTH STRATEGY(1)
EQ/CORE BOND INDEX(1)	EQ/MODERATE-PLUS ALLOCATION(1)
EQ/EQUITY 500 INDEX(1)	EQ/MONEY MARKET(1)
EQ/FRANKLIN BALANCED MANAGED VOLATILITY(1)	EQ/QUALITY BOND PLUS(1)
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY(1)	EQ/SMALL COMPANY INDEX(1)
EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY(1)	EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY(1)
EQ/GLOBAL EQUITY MANAGED VOLATILITY(1)	MULTIMANAGER TECHNOLOGY(1)

(1)	Statement of operations for the year ended December 31, 2019 and statement of changes in net assets for the years ended December 31, 2019 and 2018.

Basis for Opinions

These financial statements are the responsibility of the AXA Equitable Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the variable investment options of Separate Account No. 49 of AXA Equitable Life Insurance Company based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to each of the variable investment options of Separate Account No. 49 of AXA Equitable Life Insurance Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31,

FSA-2

2019 by correspondence with the transfer agents of the investee mutual funds or the investee mutual funds directly. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Charlotte, NC

April 20, 2020

We have served as the auditor of one or more of the variable investment options of Separate Account No. 49 of AXA Equitable Life Insurance Company since 1996.

FSA-3

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2019

	1290 VT GAMCO MERGERS & ACQUISITIONS*	1290 VT GAMCO SMALL COMPANY VALUE*	1290 VT SOCIALLY RESPONSIBLE*	EQ/400 MANAGED VOLATILITY*	EQ/2000 MANAGED VOLATILITY*	EQ/AB SHORT DURATION GOVERNMENT BOND*
Assets:
Investments in shares of the Portfolios, at fair value	$132,386,517	$780,344,039	$84,565,838	$286,839,692	$460,874,670	$468,874,723
Receivable for shares of the Portfolios sold	11,970	78,789	147,326	45,944	137,298	—
Receivable for policy-related transactions	—	—	—	—	—	590,873

Total assets	132,398,487	780,422,828	84,713,164	286,885,636	461,011,968	469,465,596

Liabilities:
Payable for shares of the Portfolios purchased	—	—	—	—	—	590,872
Payable for policy-related transactions	11,970	78,789	147,326	45,943	137,298	—

Total liabilities	11,970	78,789	147,326	45,943	137,298	590,872

Net Assets	$132,386,517	$780,344,039	$84,565,838	$286,839,693	$460,874,670	$468,874,724

Net Assets:
Accumulation unit values	$132,273,328	$780,265,287	$84,475,007	$286,744,594	$460,531,529	$468,548,665
Retained by AXA Equitable in Separate Account No. 49	113,189	78,752	90,831	95,099	343,141	326,059

Total Net Assets	$132,386,517	$780,344,039	$84,565,838	$286,839,693	$460,874,670	$468,874,724

Investments in shares of the Portfolios, at cost	$141,091,412	$665,686,272	$72,202,878	$269,100,366	$421,919,749	$470,361,674

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-4

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	EQ/AB SMALL CAP GROWTH*	EQ/AGGRESSIVE ALLOCATION*	EQ/BALANCED STRATEGY*	EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY*	EQ/COMMON STOCK INDEX*	EQ/CONSERVATIVE ALLOCATION*
Assets:
Investments in shares of the Portfolios, at fair value	$480,513,855	$2,315,056,492	$353,264,278	$170,060,579	$843,195,150	$853,690,300
Receivable for shares of the Portfolios sold	47,283	228,881	87,466	18,952	80,867	198,721

Total assets	480,561,138	2,315,285,373	353,351,744	170,079,531	843,276,017	853,889,021

Liabilities:
Payable for policy-related transactions	47,283	228,881	87,466	18,952	80,867	198,721

Total liabilities	47,283	228,881	87,466	18,952	80,867	198,721

Net Assets	$480,513,855	$2,315,056,492	$353,264,278	$170,060,579	$843,195,150	$853,690,300

Net Assets:
Accumulation unit values	$480,449,205	$2,315,011,408	$353,244,512	$170,029,875	$842,996,835	$853,548,730
Retained by AXA Equitable in Separate Account No. 49	64,650	45,084	19,766	30,704	198,315	141,570

Total Net Assets	$480,513,855	$2,315,056,492	$353,264,278	$170,060,579	$843,195,150	$853,690,300

Investments in shares of the Portfolios, at cost	$505,343,852	$2,171,530,939	$289,050,523	$174,106,514	$503,453,953	$858,701,963

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-5

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	EQ/CONSERVATIVE GROWTH STRATEGY*	EQ/CONSERVATIVE STRATEGY*	EQ/CONSERVATIVE- PLUS ALLOCATION*	EQ/CORE BOND INDEX*	EQ/EQUITY 500 INDEX*	EQ/FRANKLIN BALANCED MANAGED VOLATILITY*
Assets:
Investments in shares of the Portfolios, at fair value	$129,071,152	$72,665,707	$894,572,555	$1,210,032,098	$2,056,983,874	$634,097,121
Receivable for shares of the Portfolios sold	5,432	5,016	13,907	411,868	321,054	29,546

Total assets	129,076,584	72,670,723	894,586,462	1,210,443,966	2,057,304,928	634,126,667

Liabilities:
Payable for policy-related transactions	5,432	5,016	13,908	411,868	321,054	29,546

Total liabilities	5,432	5,016	13,908	411,868	321,054	29,546

Net Assets	$129,071,152	$72,665,707	$894,572,554	$1,210,032,098	$2,056,983,874	$634,097,121

Net Assets:
Accumulation unit values	$129,062,331	$72,659,289	$894,482,382	$1,209,861,003	$2,056,845,295	$634,016,300
Retained by AXA Equitable in Separate Account No. 49	8,821	6,418	90,172	171,095	138,579	80,821

Total Net Assets	$129,071,152	$72,665,707	$894,572,554	$1,210,032,098	$2,056,983,874	$634,097,121

Investments in shares of the Portfolios, at cost	$111,167,026	$70,067,220	$897,998,496	$1,196,616,029	$1,379,221,068	$588,439,480

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-6

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY*	EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY*	EQ/GLOBAL EQUITY MANAGED VOLATILITY*	EQ/GROWTH STRATEGY*	EQ/INTERMEDIATE GOVERNMENT BOND*	EQ/INTERNATIONAL CORE MANAGED VOLATILITY*
Assets:
Investments in shares of the Portfolios, at fair value	$108,134,070	$1,003,645,240	$818,563,972	$638,296,379	$158,449,898	$845,154,889
Receivable for shares of the Portfolios sold	22,672	51,168	128,547	471,146	45,499	124,232

Total assets	108,156,742	1,003,696,408	818,692,519	638,767,525	158,495,397	845,279,121

Liabilities:
Payable for policy-related transactions	22,672	51,168	128,547	471,146	45,499	124,231

Total liabilities	22,672	51,168	128,547	471,146	45,499	124,231

Net Assets	$108,134,070	$1,003,645,240	$818,563,972	$638,296,379	$158,449,898	$845,154,890

Net Assets:
Accumulation unit values	$108,126,980	$1,003,495,945	$818,537,892	$638,272,606	$158,441,726	$845,097,502
Retained by AXA Equitable in Separate Account No. 49	7,090	149,295	26,080	23,773	8,172	57,388

Total Net Assets	$108,134,070	$1,003,645,240	$818,563,972	$638,296,379	$158,449,898	$845,154,890

Investments in shares of the Portfolios, at cost	$105,339,341	$940,462,054	$645,035,325	$478,253,696	$156,857,497	$702,842,070

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-7

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	EQ/INTERNATIONAL EQUITY INDEX*	EQ/INTERNATIONAL VALUE MANAGED VOLATILITY*	EQ/JANUS ENTERPRISE*	EQ/LARGE CAP CORE MANAGED VOLATILITY*	EQ/LARGE CAP GROWTH INDEX*	EQ/LARGE CAP GROWTH MANAGED VOLATILITY*
Assets:
Investments in shares of the Portfolios, at fair value	$650,654,557	$389,886,239	$465,009,116	$1,500,757,938	$761,949,743	$3,062,935,781
Receivable for shares of the Portfolios sold	271,518	121,390	120,367	194,026	1,065,641	481,373

Total assets	650,926,075	390,007,629	465,129,483	1,500,951,964	763,015,384	3,063,417,154

Liabilities:
Payable for policy-related transactions	271,518	121,390	120,366	194,026	1,065,642	481,373

Total liabilities	271,518	121,390	120,366	194,026	1,065,642	481,373

Net Assets	$650,654,557	$389,886,239	$465,009,117	$1,500,757,938	$761,949,742	$3,062,935,781

Net Assets:
Accumulation unit values	$650,621,755	$389,696,159	$464,970,120	$1,500,468,079	$761,787,590	$3,062,780,706
Retained by AXA Equitable in Separate Account No. 49	32,802	190,080	38,997	289,859	162,152	155,075

Total Net Assets	$650,654,557	$389,886,239	$465,009,117	$1,500,757,938	$761,949,742	$3,062,935,781

Investments in shares of the Portfolios, at cost	$591,543,051	$344,175,132	$402,171,050	$1,184,036,018	$613,350,364	$2,205,453,153

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-8

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	EQ/LARGE CAP VALUE INDEX*	EQ/LARGE CAP VALUE MANAGED VOLATILITY*	EQ/MID CAP INDEX*	EQ/MID CAP VALUE MANAGED VOLATILITY*	EQ/MODERATE ALLOCATION*	EQ/MODERATE GROWTH STRATEGY*
Assets:
Investments in shares of the Portfolios, at fair value	$452,422,962	$2,402,370,946	$839,825,653	$1,080,796,032	$3,949,367,747	$672,452,802
Receivable for shares of the Portfolios sold	227,894	700,690	234,634	158,457	717,562	64,781

Total assets	452,650,856	2,403,071,636	840,060,287	1,080,954,489	3,950,085,309	672,517,583

Liabilities:
Payable for policy-related transactions	227,894	700,690	234,634	158,457	717,563	64,781

Total liabilities	227,894	700,690	234,634	158,457	717,563	64,781

Net Assets	$452,422,962	$2,402,370,946	$839,825,653	$1,080,796,032	$3,949,367,746	$672,452,802

Net Assets:
Accumulation unit values	$452,360,546	$2,402,264,532	$839,769,689	$1,080,688,732	$3,949,020,220	$672,322,997
Retained by AXA Equitable in Separate Account No. 49	62,416	106,414	55,964	107,300	347,526	129,805

Total Net Assets	$452,422,962	$2,402,370,946	$839,825,653	$1,080,796,032	$3,949,367,746	$672,452,802

Investments in shares of the Portfolios, at cost	$410,203,195	$1,880,558,483	$701,163,983	$884,818,639	$3,838,506,355	$526,396,569

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-9

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	EQ/MODERATE- PLUS ALLOCATION*	EQ/MONEY MARKET*	EQ/QUALITY BOND PLUS*	EQ/SMALL COMPANY INDEX*	EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY*	MULTIMANAGER TECHNOLOGY*
Assets:
Investments in shares of the Portfolios, at fair value	$6,751,693,906	$747,077,628	$803,713,832	$501,766,437	$243,981,005	$691,359,134
Receivable for shares of the Portfolios sold	1,834,243	—	1,750,916	31,500	23,087	—
Receivable for policy-related transactions	—	92,305,531	—	—	—	1,833,594

Total assets	6,753,528,149	839,383,159	805,464,748	501,797,937	244,004,092	693,192,728

Liabilities:
Payable for shares of the Portfolios purchased	—	92,305,531	—	—	—	1,833,594
Payable for policy-related transactions	1,834,243	—	1,750,916	31,500	23,087	—

Total liabilities	1,834,243	92,305,531	1,750,916	31,500	23,087	1,833,594

Net Assets	$6,751,693,906	$747,077,628	$803,713,832	$501,766,437	$243,981,005	$691,359,134

Net Assets:
Accumulation unit values	$6,751,187,028	$747,014,821	$803,701,413	$501,743,396	$243,963,557	$691,308,944
Retained by AXA Equitable in Separate Account No. 49	506,878	62,807	12,419	23,041	17,448	50,190

Total Net Assets	$6,751,693,906	$747,077,628	$803,713,832	$501,766,437	$243,981,005	$691,359,134

Investments in shares of the Portfolios, at cost	$6,417,846,737	$747,082,122	$787,513,785	$511,649,769	$237,589,246	$544,813,534

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-10

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

The following table provides the Portfolio shares held by the Variable Investment Options of the Account:

	Share Class**	Portfolio Shares Held
1290 VT GAMCO MERGERS & ACQUISITIONS	IB	10,981,550

1290 VT GAMCO SMALL COMPANY VALUE	IB	13,027,220

1290 VT SOCIALLY RESPONSIBLE	IB	6,059,866

EQ/400 MANAGED VOLATILITY	IB	13,175,058

EQ/2000 MANAGED VOLATILITY	IB	22,337,210

EQ/AB SHORT DURATION GOVERNMENT BOND	IB	47,479,164

EQ/AB SMALL CAP GROWTH	IB	29,072,011

EQ/AGGRESSIVE ALLOCATION	B	201,289,242

EQ/BALANCED STRATEGY	IB	21,988,840

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	IB	23,264,150

EQ/COMMON STOCK INDEX	IB	23,140,446

EQ/CONSERVATIVE ALLOCATION	B	90,691,176

EQ/CONSERVATIVE GROWTH STRATEGY	IB	8,702,614

EQ/CONSERVATIVE STRATEGY	IB	5,880,597

EQ/CONSERVATIVE-PLUS ALLOCATION	B	91,839,860

EQ/CORE BOND INDEX	IB	119,819,385

EQ/EQUITY 500 INDEX	IB	40,534,890

EQ/FRANKLIN BALANCED MANAGED VOLATILITY	IB	56,474,594

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	IB	6,932,606

EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY	IB	110,329,706

EQ/GLOBAL EQUITY MANAGED VOLATILITY	IB	45,741,539

EQ/GROWTH STRATEGY	IB	33,016,894

EQ/INTERMEDIATE GOVERNMENT BOND	IB	15,349,623

EQ/INTERNATIONAL CORE MANAGED VOLATILITY	IB	75,722,946

EQ/INTERNATIONAL EQUITY INDEX	IB	67,066,679

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	IB	29,020,229

EQ/JANUS ENTERPRISE	IB	22,041,811

EQ/LARGE CAP CORE MANAGED VOLATILITY	IB	133,245,127

EQ/LARGE CAP GROWTH INDEX	IB	47,260,067

EQ/LARGE CAP GROWTH MANAGED VOLATILITY	IB	87,644,396

EQ/LARGE CAP VALUE INDEX	IB	49,341,097

EQ/LARGE CAP VALUE MANAGED VOLATILITY	IB	131,618,207

EQ/MID CAP INDEX	IB	58,293,266

EQ/MID CAP VALUE MANAGED VOLATILITY	IB	66,303,622

EQ/MODERATE ALLOCATION	B	283,287,137

EQ/MODERATE GROWTH STRATEGY	IB	37,861,359

EQ/MODERATE-PLUS ALLOCATION	B	608,776,046

EQ/MONEY MARKET	IB	747,073,363

The accompanying notes are an integral part of these financial statements.

FSA-11

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Share Class**	Portfolio Shares Held
EQ/QUALITY BOND PLUS	IB	93,042,079

EQ/SMALL COMPANY INDEX	IB	45,696,256

EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY	IB	20,595,964

MULTIMANAGER TECHNOLOGY	IB	23,335,701

The accompanying notes are an integral part of these financial statements.

**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.

The following table provides units outstanding and unit values associated with the Variable Investment Options of the Account and is further categorized by share class and contract charges:

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
1290 VT GAMCO MERGERS & ACQUISITIONS	1.20%	IB	$16.56	278
1290 VT GAMCO MERGERS & ACQUISITIONS	1.25%	IB	$16.43	1,174
1290 VT GAMCO MERGERS & ACQUISITIONS	1.30%	IB	$16.02	1,377
1290 VT GAMCO MERGERS & ACQUISITIONS	1.35%	IB	$16.19	62
1290 VT GAMCO MERGERS & ACQUISITIONS	1.40%	IB	$16.07	654
1290 VT GAMCO MERGERS & ACQUISITIONS	1.50%	IB	$15.83	1,318
1290 VT GAMCO MERGERS & ACQUISITIONS	1.55%	IB	$15.72	1,201
1290 VT GAMCO MERGERS & ACQUISITIONS	1.60%	IB	$15.60	153
1290 VT GAMCO MERGERS & ACQUISITIONS	1.65%	IB	$15.48	1,984
1290 VT GAMCO MERGERS & ACQUISITIONS	1.70%	IB	$15.37	125
1290 VT GAMCO MERGERS & ACQUISITIONS	1.80%	IB	$15.14	2

1290 VT GAMCO SMALL COMPANY VALUE	1.20%	IB	$78.76	391
1290 VT GAMCO SMALL COMPANY VALUE	1.25%	IB	$77.52	1,110
1290 VT GAMCO SMALL COMPANY VALUE	1.30%	IB	$118.31	1,236
1290 VT GAMCO SMALL COMPANY VALUE	1.35%	IB	$75.09	132
1290 VT GAMCO SMALL COMPANY VALUE	1.40%	IB	$73.91	760
1290 VT GAMCO SMALL COMPANY VALUE	1.50%	IB	$71.59	1,817
1290 VT GAMCO SMALL COMPANY VALUE	1.55%	IB	$70.45	1,975
1290 VT GAMCO SMALL COMPANY VALUE	1.60%	IB	$69.34	155
1290 VT GAMCO SMALL COMPANY VALUE	1.65%	IB	$68.24	2,207
1290 VT GAMCO SMALL COMPANY VALUE	1.70%	IB	$67.16	301
1290 VT GAMCO SMALL COMPANY VALUE	1.80%	IB	$65.05	2
1290 VT GAMCO SMALL COMPANY VALUE	1.90%	IB	$63.00	5

1290 VT SOCIALLY RESPONSIBLE	1.20%	IB	$20.92	237
1290 VT SOCIALLY RESPONSIBLE	1.25%	IB	$27.25	435
1290 VT SOCIALLY RESPONSIBLE	1.30%	IB	$26.97	370
1290 VT SOCIALLY RESPONSIBLE	1.35%	IB	$20.29	85
1290 VT SOCIALLY RESPONSIBLE	1.40%	IB	$20.08	386
1290 VT SOCIALLY RESPONSIBLE	1.50%	IB	$26.15	575
1290 VT SOCIALLY RESPONSIBLE	1.55%	IB	$19.46	569
1290 VT SOCIALLY RESPONSIBLE	1.60%	IB	$19.26	120
1290 VT SOCIALLY RESPONSIBLE	1.65%	IB	$25.51	647
1290 VT SOCIALLY RESPONSIBLE	1.70%	IB	$18.87	172
1290 VT SOCIALLY RESPONSIBLE	1.80%	IB	$18.48	1

EQ/400 MANAGED VOLATILITY	1.20%	IB	$16.69	1,821
EQ/400 MANAGED VOLATILITY	1.25%	IB	$16.63	1,850

The accompanying notes are an integral part of these financial statements.

FSA-12

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/400 MANAGED VOLATILITY	1.30%	IB	$16.58	1,738
EQ/400 MANAGED VOLATILITY	1.35%	IB	$16.52	179
EQ/400 MANAGED VOLATILITY	1.40%	IB	$16.47	2,891
EQ/400 MANAGED VOLATILITY	1.50%	IB	$16.36	2,254
EQ/400 MANAGED VOLATILITY	1.55%	IB	$16.30	1,674
EQ/400 MANAGED VOLATILITY	1.60%	IB	$16.25	1,059
EQ/400 MANAGED VOLATILITY	1.65%	IB	$16.19	3,551
EQ/400 MANAGED VOLATILITY	1.70%	IB	$16.14	447
EQ/400 MANAGED VOLATILITY	1.80%	IB	$16.03	7
EQ/400 MANAGED VOLATILITY	1.90%	IB	$15.92	2

EQ/2000 MANAGED VOLATILITY	0.95%	IB	$16.80	1
EQ/2000 MANAGED VOLATILITY	1.20%	IB	$16.52	2,679
EQ/2000 MANAGED VOLATILITY	1.25%	IB	$16.47	3,825
EQ/2000 MANAGED VOLATILITY	1.30%	IB	$16.41	2,504
EQ/2000 MANAGED VOLATILITY	1.35%	IB	$16.36	1,134
EQ/2000 MANAGED VOLATILITY	1.40%	IB	$16.30	3,420
EQ/2000 MANAGED VOLATILITY	1.50%	IB	$16.19	4,695
EQ/2000 MANAGED VOLATILITY	1.55%	IB	$16.14	2,916
EQ/2000 MANAGED VOLATILITY	1.60%	IB	$16.08	1,582
EQ/2000 MANAGED VOLATILITY	1.65%	IB	$16.03	5,015
EQ/2000 MANAGED VOLATILITY	1.70%	IB	$15.97	532
EQ/2000 MANAGED VOLATILITY	1.80%	IB	$15.87	25
EQ/2000 MANAGED VOLATILITY	1.90%	IB	$15.76	3

EQ/AB SHORT DURATION GOVERNMENT BOND	1.20%	IB	$9.46	1,570
EQ/AB SHORT DURATION GOVERNMENT BOND	1.25%	IB	$9.43	5,528
EQ/AB SHORT DURATION GOVERNMENT BOND	1.30%	IB	$9.40	7,473
EQ/AB SHORT DURATION GOVERNMENT BOND	1.35%	IB	$9.36	668
EQ/AB SHORT DURATION GOVERNMENT BOND	1.40%	IB	$9.33	3,107
EQ/AB SHORT DURATION GOVERNMENT BOND	1.50%	IB	$9.27	7,400
EQ/AB SHORT DURATION GOVERNMENT BOND	1.55%	IB	$9.24	5,960
EQ/AB SHORT DURATION GOVERNMENT BOND	1.60%	IB	$9.21	1,702
EQ/AB SHORT DURATION GOVERNMENT BOND	1.65%	IB	$9.18	15,623
EQ/AB SHORT DURATION GOVERNMENT BOND	1.70%	IB	$9.15	1,448
EQ/AB SHORT DURATION GOVERNMENT BOND	1.80%	IB	$9.08	12
EQ/AB SHORT DURATION GOVERNMENT BOND	1.90%	IB	$9.02	4

EQ/AB SMALL CAP GROWTH	0.95%	IB	$50.56	2
EQ/AB SMALL CAP GROWTH	1.20%	IB	$47.74	726
EQ/AB SMALL CAP GROWTH	1.25%	IB	$36.95	1,265
EQ/AB SMALL CAP GROWTH	1.30%	IB	$36.52	1,650
EQ/AB SMALL CAP GROWTH	1.35%	IB	$46.12	535
EQ/AB SMALL CAP GROWTH	1.40%	IB	$45.60	1,164
EQ/AB SMALL CAP GROWTH	1.50%	IB	$35.45	2,039
EQ/AB SMALL CAP GROWTH	1.55%	IB	$44.05	1,481
EQ/AB SMALL CAP GROWTH	1.60%	IB	$43.55	528
EQ/AB SMALL CAP GROWTH	1.65%	IB	$34.58	2,536
EQ/AB SMALL CAP GROWTH	1.70%	IB	$42.56	294
EQ/AB SMALL CAP GROWTH	1.80%	IB	$41.58	4
EQ/AB SMALL CAP GROWTH	1.90%	IB	$40.63	—

EQ/AGGRESSIVE ALLOCATION	1.15%	B	$21.41	457
EQ/AGGRESSIVE ALLOCATION	1.20%	B	$21.24	1,753

The accompanying notes are an integral part of these financial statements.

FSA-13

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/AGGRESSIVE ALLOCATION	1.25%	B	$23.37	8,491
EQ/AGGRESSIVE ALLOCATION	1.30%	B	$22.05	25,877
EQ/AGGRESSIVE ALLOCATION	1.35%	B	$20.73	441
EQ/AGGRESSIVE ALLOCATION	1.40%	B	$20.56	1,727
EQ/AGGRESSIVE ALLOCATION	1.50%	B	$22.42	8,655
EQ/AGGRESSIVE ALLOCATION	1.55%	B	$20.07	17,930
EQ/AGGRESSIVE ALLOCATION	1.60%	B	$19.91	664
EQ/AGGRESSIVE ALLOCATION	1.65%	B	$21.87	37,498
EQ/AGGRESSIVE ALLOCATION	1.70%	B	$21.69	2,702
EQ/AGGRESSIVE ALLOCATION	1.70%	B	$21.69	359
EQ/AGGRESSIVE ALLOCATION	1.90%	B	$18.97	31

EQ/BALANCED STRATEGY	1.15%	IB	$11.36	155
EQ/BALANCED STRATEGY	1.30%	IB	$17.54	13,548
EQ/BALANCED STRATEGY	1.35%	IB	$11.32	20
EQ/BALANCED STRATEGY	1.55%	IB	$17.08	3,540
EQ/BALANCED STRATEGY	1.65%	IB	$16.89	2,949
EQ/BALANCED STRATEGY	1.70%	IB	$16.80	197

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.20%	IB	$18.92	214
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.25%	IB	$18.79	1,016
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.30%	IB	$18.67	1,790
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.35%	IB	$18.54	69
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.40%	IB	$18.42	307
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.50%	IB	$18.17	674
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.55%	IB	$18.05	1,179
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.60%	IB	$17.93	166
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.65%	IB	$17.80	3,586
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.70%	IB	$17.68	350

EQ/COMMON STOCK INDEX	0.95%	IB	$658.08	—
EQ/COMMON STOCK INDEX	1.20%	IB	$588.92	99
EQ/COMMON STOCK INDEX	1.25%	IB	$29.00	3,378
EQ/COMMON STOCK INDEX	1.30%	IB	$28.33	2,933
EQ/COMMON STOCK INDEX	1.35%	IB	$550.92	145
EQ/COMMON STOCK INDEX	1.40%	IB	$538.79	165
EQ/COMMON STOCK INDEX	1.50%	IB	$27.82	5,886
EQ/COMMON STOCK INDEX	1.55%	IB	$503.96	213
EQ/COMMON STOCK INDEX	1.60%	IB	$492.85	74
EQ/COMMON STOCK INDEX	1.65%	IB	$27.14	4,241
EQ/COMMON STOCK INDEX	1.70%	IB	$471.38	24
EQ/COMMON STOCK INDEX	1.80%	IB	$450.76	1
EQ/COMMON STOCK INDEX	1.90%	IB	$431.04	1

EQ/CONSERVATIVE ALLOCATION	0.95%	B	$14.30	12
EQ/CONSERVATIVE ALLOCATION	1.15%	B	$13.85	168
EQ/CONSERVATIVE ALLOCATION	1.20%	B	$13.74	2,249
EQ/CONSERVATIVE ALLOCATION	1.25%	B	$14.30	4,828
EQ/CONSERVATIVE ALLOCATION	1.30%	B	$14.18	10,464
EQ/CONSERVATIVE ALLOCATION	1.35%	B	$13.41	1,065
EQ/CONSERVATIVE ALLOCATION	1.40%	B	$13.31	3,998
EQ/CONSERVATIVE ALLOCATION	1.50%	B	$13.72	7,869
EQ/CONSERVATIVE ALLOCATION	1.55%	B	$12.99	9,598
EQ/CONSERVATIVE ALLOCATION	1.60%	B	$12.88	2,005

The accompanying notes are an integral part of these financial statements.

FSA-14

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/CONSERVATIVE ALLOCATION	1.65%	B	$13.38	18,620
EQ/CONSERVATIVE ALLOCATION	1.70%	B	$13.27	1,885
EQ/CONSERVATIVE ALLOCATION	1.70%	B	$13.27	184
EQ/CONSERVATIVE ALLOCATION	1.80%	B	$12.47	24

EQ/CONSERVATIVE GROWTH STRATEGY	1.30%	IB	$16.02	4,440
EQ/CONSERVATIVE GROWTH STRATEGY	1.55%	IB	$15.59	1,817
EQ/CONSERVATIVE GROWTH STRATEGY	1.65%	IB	$15.43	1,798
EQ/CONSERVATIVE GROWTH STRATEGY	1.70%	IB	$15.35	120

EQ/CONSERVATIVE STRATEGY	1.30%	IB	$12.99	3,310
EQ/CONSERVATIVE STRATEGY	1.55%	IB	$12.64	1,192
EQ/CONSERVATIVE STRATEGY	1.65%	IB	$12.51	1,051
EQ/CONSERVATIVE STRATEGY	1.70%	IB	$12.44	116

EQ/CONSERVATIVE-PLUS ALLOCATION	1.15%	B	$15.65	191
EQ/CONSERVATIVE-PLUS ALLOCATION	1.20%	B	$15.53	1,813
EQ/CONSERVATIVE-PLUS ALLOCATION	1.25%	B	$16.42	6,091
EQ/CONSERVATIVE-PLUS ALLOCATION	1.30%	B	$16.28	9,724
EQ/CONSERVATIVE-PLUS ALLOCATION	1.35%	B	$15.16	666
EQ/CONSERVATIVE-PLUS ALLOCATION	1.40%	B	$15.04	3,060
EQ/CONSERVATIVE-PLUS ALLOCATION	1.50%	B	$15.75	7,742
EQ/CONSERVATIVE-PLUS ALLOCATION	1.55%	B	$14.68	8,651
EQ/CONSERVATIVE-PLUS ALLOCATION	1.60%	B	$14.56	1,309
EQ/CONSERVATIVE-PLUS ALLOCATION	1.65%	B	$15.37	16,527
EQ/CONSERVATIVE-PLUS ALLOCATION	1.70%	B	$15.24	1,603
EQ/CONSERVATIVE-PLUS ALLOCATION	1.70%	B	$15.24	119
EQ/CONSERVATIVE-PLUS ALLOCATION	1.80%	B	$14.10	41
EQ/CONSERVATIVE-PLUS ALLOCATION	1.90%	B	$13.87	9

EQ/CORE BOND INDEX	0.25%	IB	$10.63	39
EQ/CORE BOND INDEX	0.65%	IB	$11.12	25
EQ/CORE BOND INDEX	0.95%	IB	$16.05	3
EQ/CORE BOND INDEX	1.20%	IB	$15.18	6,181
EQ/CORE BOND INDEX	1.25%	IB	$10.52	833
EQ/CORE BOND INDEX	1.25%	IB	$11.31	12,538
EQ/CORE BOND INDEX	1.30%	IB	$11.18	13,420
EQ/CORE BOND INDEX	1.35%	IB	$14.69	2,191
EQ/CORE BOND INDEX	1.40%	IB	$14.52	9,077
EQ/CORE BOND INDEX	1.50%	IB	$10.85	16,600
EQ/CORE BOND INDEX	1.55%	IB	$14.04	11,662
EQ/CORE BOND INDEX	1.60%	IB	$13.89	4,097
EQ/CORE BOND INDEX	1.65%	IB	$9.88	44
EQ/CORE BOND INDEX	1.65%	IB	$10.58	20,715
EQ/CORE BOND INDEX	1.70%	IB	$13.58	2,183
EQ/CORE BOND INDEX	1.80%	IB	$13.28	46
EQ/CORE BOND INDEX	1.90%	IB	$12.99	4

EQ/EQUITY 500 INDEX	0.25%	IB	$13.88	6
EQ/EQUITY 500 INDEX	0.65%	IB	$30.50	29
EQ/EQUITY 500 INDEX	0.95%	IB	$77.37	2
EQ/EQUITY 500 INDEX	1.20%	IB	$72.48	2,106
EQ/EQUITY 500 INDEX	1.25%	IB	$28.84	1,109
EQ/EQUITY 500 INDEX	1.25%	IB	$32.38	6,388
EQ/EQUITY 500 INDEX	1.30%	IB	$31.95	7,746

The accompanying notes are an integral part of these financial statements.

FSA-15

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/EQUITY 500 INDEX	1.35%	IB	$69.69	1,035
EQ/EQUITY 500 INDEX	1.40%	IB	$68.78	3,018
EQ/EQUITY 500 INDEX	1.50%	IB	$31.07	8,075
EQ/EQUITY 500 INDEX	1.55%	IB	$66.13	3,449
EQ/EQUITY 500 INDEX	1.60%	IB	$65.27	1,702
EQ/EQUITY 500 INDEX	1.65%	IB	$22.21	134
EQ/EQUITY 500 INDEX	1.65%	IB	$30.30	14,970
EQ/EQUITY 500 INDEX	1.70%	IB	$63.58	1,363
EQ/EQUITY 500 INDEX	1.80%	IB	$61.93	59
EQ/EQUITY 500 INDEX	1.90%	IB	$60.32	4

EQ/FRANKLIN BALANCED MANAGED VOLATILITY	0.95%	IB	$16.60	6
EQ/FRANKLIN BALANCED MANAGED VOLATILITY	1.20%	IB	$16.05	1,492
EQ/FRANKLIN BALANCED MANAGED VOLATILITY	1.25%	IB	$15.94	3,989
EQ/FRANKLIN BALANCED MANAGED VOLATILITY	1.30%	IB	$15.84	6,525
EQ/FRANKLIN BALANCED MANAGED VOLATILITY	1.35%	IB	$15.73	575
EQ/FRANKLIN BALANCED MANAGED VOLATILITY	1.40%	IB	$15.62	2,762
EQ/FRANKLIN BALANCED MANAGED VOLATILITY	1.50%	IB	$15.41	5,194
EQ/FRANKLIN BALANCED MANAGED VOLATILITY	1.55%	IB	$15.31	5,773
EQ/FRANKLIN BALANCED MANAGED VOLATILITY	1.60%	IB	$15.21	1,183
EQ/FRANKLIN BALANCED MANAGED VOLATILITY	1.65%	IB	$15.11	12,047
EQ/FRANKLIN BALANCED MANAGED VOLATILITY	1.70%	IB	$15.00	1,463
EQ/FRANKLIN BALANCED MANAGED VOLATILITY	1.80%	IB	$14.80	31

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	0.95%	IB	$19.52	—
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.20%	IB	$18.87	184
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.25%	IB	$18.74	255
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.30%	IB	$18.62	1,602
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.35%	IB	$18.49	70
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.40%	IB	$18.37	194
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.50%	IB	$18.12	374
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.55%	IB	$18.00	993
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.60%	IB	$17.88	75
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.65%	IB	$17.76	1,995
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.70%	IB	$17.64	214

EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY	0.95%	IB	$14.82	3
EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY	1.15%	IB	$14.45	352
EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY	1.20%	IB	$14.36	723
EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY	1.25%	IB	$14.27	2,385
EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY	1.30%	IB	$14.17	19,840
EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY	1.35%	IB	$14.08	270
EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY	1.40%	IB	$13.99	1,443
EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY	1.50%	IB	$13.82	3,273
EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY	1.55%	IB	$13.73	12,007

The accompanying notes are an integral part of these financial statements.

FSA-16

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY	1.60%	IB	$13.64	656
EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY	1.65%	IB	$13.55	29,582
EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY	1.70%	IB	$13.47	2,134
EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY	1.80%	IB	$13.29	4

EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.95%	IB	$31.33	1
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.20%	IB	$29.60	1,206
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.25%	IB	$38.34	2,539
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.30%	IB	$37.90	3,560
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.35%	IB	$28.62	514
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.40%	IB	$28.29	2,225
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.50%	IB	$36.78	3,858
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.55%	IB	$27.35	4,557
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.60%	IB	$27.04	682
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.65%	IB	$35.88	4,766
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.70%	IB	$26.43	626
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.80%	IB	$25.83	15
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.90%	IB	$25.25	1

EQ/GROWTH STRATEGY	1.30%	IB	$21.38	15,463
EQ/GROWTH STRATEGY	1.55%	IB	$20.82	6,603
EQ/GROWTH STRATEGY	1.65%	IB	$20.59	7,840
EQ/GROWTH STRATEGY	1.70%	IB	$20.48	424

EQ/INTERMEDIATE GOVERNMENT BOND	1.20%	IB	$21.11	648
EQ/INTERMEDIATE GOVERNMENT BOND	1.25%	IB	$11.19	909
EQ/INTERMEDIATE GOVERNMENT BOND	1.30%	IB	$11.03	2,690
EQ/INTERMEDIATE GOVERNMENT BOND	1.35%	IB	$20.21	129
EQ/INTERMEDIATE GOVERNMENT BOND	1.40%	IB	$19.92	997
EQ/INTERMEDIATE GOVERNMENT BOND	1.50%	IB	$10.74	1,269
EQ/INTERMEDIATE GOVERNMENT BOND	1.55%	IB	$19.06	1,326
EQ/INTERMEDIATE GOVERNMENT BOND	1.60%	IB	$18.79	397
EQ/INTERMEDIATE GOVERNMENT BOND	1.65%	IB	$10.47	3,057
EQ/INTERMEDIATE GOVERNMENT BOND	1.70%	IB	$18.25	224

EQ/INTERNATIONAL CORE MANAGED VOLATILITY	0.95%	IB	$16.70	11
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.20%	IB	$15.84	3,530
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.25%	IB	$18.31	5,780
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.30%	IB	$18.12	6,955
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.35%	IB	$15.35	721
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.40%	IB	$15.19	4,531
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.50%	IB	$17.57	6,340
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.55%	IB	$14.72	7,582
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.60%	IB	$14.57	2,669
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.65%	IB	$17.14	11,396
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.70%	IB	$14.27	1,379
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.80%	IB	$13.97	18
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.90%	IB	$13.68	1

EQ/INTERNATIONAL EQUITY INDEX	0.95%	IB	$18.52	1
EQ/INTERNATIONAL EQUITY INDEX	1.20%	IB	$17.40	2,290

The accompanying notes are an integral part of these financial statements.

FSA-17

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/INTERNATIONAL EQUITY INDEX	1.25%	IB	$16.73	4,670
EQ/INTERNATIONAL EQUITY INDEX	1.30%	IB	$16.52	5,615
EQ/INTERNATIONAL EQUITY INDEX	1.35%	IB	$16.76	606
EQ/INTERNATIONAL EQUITY INDEX	1.40%	IB	$16.55	3,319
EQ/INTERNATIONAL EQUITY INDEX	1.50%	IB	$16.05	5,829
EQ/INTERNATIONAL EQUITY INDEX	1.55%	IB	$15.93	4,923
EQ/INTERNATIONAL EQUITY INDEX	1.60%	IB	$15.74	1,442
EQ/INTERNATIONAL EQUITY INDEX	1.65%	IB	$15.66	9,669
EQ/INTERNATIONAL EQUITY INDEX	1.70%	IB	$15.35	1,854
EQ/INTERNATIONAL EQUITY INDEX	1.80%	IB	$14.96	14
EQ/INTERNATIONAL EQUITY INDEX	1.90%	IB	$14.59	1

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.95%	IB	$24.55	2
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.20%	IB	$23.18	1,170
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.25%	IB	$17.96	2,547
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.30%	IB	$17.75	2,554
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.35%	IB	$22.39	1,250
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.40%	IB	$22.14	1,617
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.50%	IB	$17.23	3,299
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.55%	IB	$21.39	2,562
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.60%	IB	$21.14	728
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.65%	IB	$16.81	4,263
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.70%	IB	$20.66	422
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.80%	IB	$20.19	18
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.90%	IB	$19.73	2

EQ/JANUS ENTERPRISE	0.95%	IB	$34.01	2
EQ/JANUS ENTERPRISE	1.20%	IB	$32.77	519
EQ/JANUS ENTERPRISE	1.25%	IB	$32.53	1,512
EQ/JANUS ENTERPRISE	1.30%	IB	$32.28	2,432
EQ/JANUS ENTERPRISE	1.35%	IB	$32.05	130
EQ/JANUS ENTERPRISE	1.40%	IB	$31.81	987
EQ/JANUS ENTERPRISE	1.50%	IB	$31.34	2,238
EQ/JANUS ENTERPRISE	1.55%	IB	$31.11	2,668
EQ/JANUS ENTERPRISE	1.60%	IB	$30.87	271
EQ/JANUS ENTERPRISE	1.65%	IB	$30.65	3,622
EQ/JANUS ENTERPRISE	1.70%	IB	$30.42	397
EQ/JANUS ENTERPRISE	1.80%	IB	$29.97	3

EQ/LARGE CAP CORE MANAGED VOLATILITY	0.95%	IB	$23.97	15
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.20%	IB	$22.73	6,077
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.25%	IB	$28.98	5,541
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.30%	IB	$28.67	5,803
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.35%	IB	$22.01	3,664
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.40%	IB	$21.78	7,480
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.50%	IB	$27.80	5,352
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.55%	IB	$21.10	7,423
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.60%	IB	$20.87	5,774
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.65%	IB	$27.12	12,155
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.70%	IB	$20.43	1,694
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.80%	IB	$20.00	62
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.90%	IB	$19.58	8

The accompanying notes are an integral part of these financial statements.

FSA-18

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

EQ/LARGE CAP GROWTH INDEX	0.95%	IB	$24.33	4
EQ/LARGE CAP GROWTH INDEX	1.20%	IB	$23.09	1,829
EQ/LARGE CAP GROWTH INDEX	1.25%	IB	$40.06	1,928
EQ/LARGE CAP GROWTH INDEX	1.30%	IB	$39.64	2,731
EQ/LARGE CAP GROWTH INDEX	1.35%	IB	$22.37	1,041
EQ/LARGE CAP GROWTH INDEX	1.40%	IB	$22.14	3,075
EQ/LARGE CAP GROWTH INDEX	1.50%	IB	$38.44	2,638
EQ/LARGE CAP GROWTH INDEX	1.55%	IB	$21.45	5,210
EQ/LARGE CAP GROWTH INDEX	1.60%	IB	$21.23	1,875
EQ/LARGE CAP GROWTH INDEX	1.65%	IB	$37.50	4,432
EQ/LARGE CAP GROWTH INDEX	1.70%	IB	$20.79	1,105
EQ/LARGE CAP GROWTH INDEX	1.80%	IB	$20.36	21
EQ/LARGE CAP GROWTH INDEX	1.90%	IB	$19.93	2

EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.95%	IB	$46.33	8
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.20%	IB	$43.75	5,052
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.25%	IB	$37.08	9,265
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.30%	IB	$36.65	10,663
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.35%	IB	$42.27	2,570
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.40%	IB	$41.78	7,649
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.50%	IB	$35.58	12,173
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.55%	IB	$40.37	9,542
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.60%	IB	$39.91	3,706
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.65%	IB	$34.70	18,662
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.70%	IB	$39.00	1,628
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.80%	IB	$38.11	32
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.90%	IB	$37.24	8

EQ/LARGE CAP VALUE INDEX	0.95%	IB	$13.73	—
EQ/LARGE CAP VALUE INDEX	1.20%	IB	$13.24	1,231
EQ/LARGE CAP VALUE INDEX	1.25%	IB	$13.15	4,062
EQ/LARGE CAP VALUE INDEX	1.30%	IB	$13.05	5,334
EQ/LARGE CAP VALUE INDEX	1.35%	IB	$13.15	305
EQ/LARGE CAP VALUE INDEX	1.40%	IB	$12.87	1,841
EQ/LARGE CAP VALUE INDEX	1.50%	IB	$12.68	4,942
EQ/LARGE CAP VALUE INDEX	1.55%	IB	$12.59	4,596
EQ/LARGE CAP VALUE INDEX	1.60%	IB	$12.50	693
EQ/LARGE CAP VALUE INDEX	1.65%	IB	$12.41	10,673
EQ/LARGE CAP VALUE INDEX	1.70%	IB	$12.32	1,913
EQ/LARGE CAP VALUE INDEX	1.80%	IB	$12.14	6

EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.95%	IB	$28.10	8
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.20%	IB	$26.58	8,332
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.25%	IB	$22.21	13,176
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.30%	IB	$21.96	12,008
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.35%	IB	$25.71	3,853
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.40%	IB	$25.42	11,984
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.50%	IB	$21.31	16,919
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.55%	IB	$24.59	10,691
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.60%	IB	$24.31	5,480
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.65%	IB	$20.79	19,856
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.70%	IB	$23.78	2,018
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.80%	IB	$23.25	115
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.90%	IB	$22.73	19

The accompanying notes are an integral part of these financial statements.

FSA-19

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/MID CAP INDEX	0.95%	IB	$26.90	—
EQ/MID CAP INDEX	1.20%	IB	$25.62	2,698
EQ/MID CAP INDEX	1.25%	IB	$29.48	3,538
EQ/MID CAP INDEX	1.30%	IB	$29.19	3,386
EQ/MID CAP INDEX	1.35%	IB	$24.88	329
EQ/MID CAP INDEX	1.40%	IB	$24.63	3,633
EQ/MID CAP INDEX	1.50%	IB	$28.29	4,343
EQ/MID CAP INDEX	1.55%	IB	$23.92	4,222
EQ/MID CAP INDEX	1.60%	IB	$23.69	1,625
EQ/MID CAP INDEX	1.65%	IB	$27.59	6,534
EQ/MID CAP INDEX	1.70%	IB	$23.23	1,159
EQ/MID CAP INDEX	1.80%	IB	$22.77	13
EQ/MID CAP INDEX	1.90%	IB	$22.33	—

EQ/MID CAP VALUE MANAGED VOLATILITY	0.95%	IB	$35.38	1
EQ/MID CAP VALUE MANAGED VOLATILITY	1.20%	IB	$33.41	2,610
EQ/MID CAP VALUE MANAGED VOLATILITY	1.25%	IB	$29.28	4,911
EQ/MID CAP VALUE MANAGED VOLATILITY	1.30%	IB	$28.95	4,219
EQ/MID CAP VALUE MANAGED VOLATILITY	1.35%	IB	$32.28	321
EQ/MID CAP VALUE MANAGED VOLATILITY	1.40%	IB	$31.91	3,782
EQ/MID CAP VALUE MANAGED VOLATILITY	1.50%	IB	$28.10	6,643
EQ/MID CAP VALUE MANAGED VOLATILITY	1.55%	IB	$30.83	3,783
EQ/MID CAP VALUE MANAGED VOLATILITY	1.60%	IB	$30.48	1,526
EQ/MID CAP VALUE MANAGED VOLATILITY	1.65%	IB	$27.41	8,009
EQ/MID CAP VALUE MANAGED VOLATILITY	1.70%	IB	$29.78	890
EQ/MID CAP VALUE MANAGED VOLATILITY	1.80%	IB	$29.10	20
EQ/MID CAP VALUE MANAGED VOLATILITY	1.90%	IB	$28.44	3

EQ/MODERATE ALLOCATION	0.95%	B	$78.01	—
EQ/MODERATE ALLOCATION	1.15%	B	$72.84	168
EQ/MODERATE ALLOCATION	1.20%	B	$71.59	1,633
EQ/MODERATE ALLOCATION	1.25%	B	$17.63	23,260
EQ/MODERATE ALLOCATION	1.30%	B	$17.39	47,218
EQ/MODERATE ALLOCATION	1.35%	B	$68.00	488
EQ/MODERATE ALLOCATION	1.40%	B	$66.84	2,875
EQ/MODERATE ALLOCATION	1.50%	B	$16.91	30,087
EQ/MODERATE ALLOCATION	1.55%	B	$63.47	8,576
EQ/MODERATE ALLOCATION	1.60%	B	$62.39	1,242
EQ/MODERATE ALLOCATION	1.65%	B	$16.50	68,967
EQ/MODERATE ALLOCATION	1.70%	B	$60.28	1,553
EQ/MODERATE ALLOCATION	1.80%	B	$58.23	17
EQ/MODERATE ALLOCATION	1.90%	B	$56.25	—

EQ/MODERATE GROWTH STRATEGY	1.30%	IB	$19.75	19,831
EQ/MODERATE GROWTH STRATEGY	1.55%	IB	$19.23	7,923
EQ/MODERATE GROWTH STRATEGY	1.65%	IB	$19.02	6,327
EQ/MODERATE GROWTH STRATEGY	1.70%	IB	$18.92	416

EQ/MODERATE-PLUS ALLOCATION	0.95%	B	$19.99	1
EQ/MODERATE-PLUS ALLOCATION	1.15%	B	$19.36	917
EQ/MODERATE-PLUS ALLOCATION	1.20%	B	$19.20	4,837
EQ/MODERATE-PLUS ALLOCATION	1.25%	B	$21.08	33,870
EQ/MODERATE-PLUS ALLOCATION	1.30%	B	$20.91	66,819
EQ/MODERATE-PLUS ALLOCATION	1.35%	B	$18.74	1,631

The accompanying notes are an integral part of these financial statements.

FSA-20

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/MODERATE-PLUS ALLOCATION	1.40%	B	$18.59	8,348
EQ/MODERATE-PLUS ALLOCATION	1.50%	B	$20.22	37,691
EQ/MODERATE-PLUS ALLOCATION	1.55%	B	$18.15	54,831
EQ/MODERATE-PLUS ALLOCATION	1.60%	B	$18.00	3,145
EQ/MODERATE-PLUS ALLOCATION	1.65%	B	$19.73	118,808
EQ/MODERATE-PLUS ALLOCATION	1.70%	B	$19.56	8,814
EQ/MODERATE-PLUS ALLOCATION	1.70%	B	$19.57	674
EQ/MODERATE-PLUS ALLOCATION	1.80%	B	$17.43	26

EQ/MONEY MARKET	—%	IB	$45.86	10
EQ/MONEY MARKET++	0.65%	IB	$1.02	6,316
EQ/MONEY MARKET++	0.65%	IB	$102.55	138
EQ/MONEY MARKET	0.95%	IB	$31.78	—
EQ/MONEY MARKET	1.15%	IB	$29.40	15
EQ/MONEY MARKET++	1.15%	IB	$29.52	6,817
EQ/MONEY MARKET	1.20%	IB	$28.83	443
EQ/MONEY MARKET++	1.25%	IB	$1.00	141,247
EQ/MONEY MARKET	1.25%	IB	$9.73	2,118
EQ/MONEY MARKET++	1.25%	IB	$100.45	1,288
EQ/MONEY MARKET	1.30%	IB	$9.53	1,610
EQ/MONEY MARKET	1.35%	IB	$27.20	653
EQ/MONEY MARKET++	1.35%	IB	$29.44	531
EQ/MONEY MARKET	1.40%	IB	$26.67	827
EQ/MONEY MARKET	1.50%	IB	$9.33	3,097
EQ/MONEY MARKET	1.55%	IB	$25.15	1,372
EQ/MONEY MARKET	1.55%	IB	$28.07	15
EQ/MONEY MARKET	1.60%	IB	$24.67	572
EQ/MONEY MARKET++	1.65%	IB	$1.00	8,797
EQ/MONEY MARKET	1.65%	IB	$9.11	3,444
EQ/MONEY MARKET++	1.65%	IB	$100.09	262
EQ/MONEY MARKET	1.70%	IB	$23.72	195
EQ/MONEY MARKET	1.80%	IB	$22.81	—

EQ/QUALITY BOND PLUS	1.20%	IB	$17.87	3,578
EQ/QUALITY BOND PLUS	1.25%	IB	$11.47	6,929
EQ/QUALITY BOND PLUS	1.30%	IB	$11.32	10,881
EQ/QUALITY BOND PLUS	1.35%	IB	$17.17	409
EQ/QUALITY BOND PLUS	1.40%	IB	$16.94	5,845
EQ/QUALITY BOND PLUS	1.50%	IB	$11.01	9,642
EQ/QUALITY BOND PLUS	1.55%	IB	$16.28	7,781
EQ/QUALITY BOND PLUS	1.60%	IB	$16.06	1,933
EQ/QUALITY BOND PLUS	1.65%	IB	$10.74	13,530
EQ/QUALITY BOND PLUS	1.70%	IB	$15.64	1,387
EQ/QUALITY BOND PLUS	1.80%	IB	$15.23	17
EQ/QUALITY BOND PLUS	1.90%	IB	$14.83	2

EQ/SMALL COMPANY INDEX	0.95%	IB	$37.51	1
EQ/SMALL COMPANY INDEX	1.20%	IB	$35.48	894
EQ/SMALL COMPANY INDEX	1.25%	IB	$30.26	1,740
EQ/SMALL COMPANY INDEX	1.30%	IB	$29.92	2,548
EQ/SMALL COMPANY INDEX	1.35%	IB	$34.31	276
EQ/SMALL COMPANY INDEX	1.40%	IB	$33.93	1,458
EQ/SMALL COMPANY INDEX	1.50%	IB	$29.04	2,254
EQ/SMALL COMPANY INDEX	1.55%	IB	$32.81	2,229

The accompanying notes are an integral part of these financial statements.

FSA-21

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/SMALL COMPANY INDEX	1.60%	IB	$32.45	577
EQ/SMALL COMPANY INDEX	1.65%	IB	$28.32	3,823
EQ/SMALL COMPANY INDEX	1.70%	IB	$31.73	521
EQ/SMALL COMPANY INDEX	1.80%	IB	$31.03	2
EQ/SMALL COMPANY INDEX	1.90%	IB	$30.34	1

EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY	1.20%	IB	$14.47	653
EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY	1.25%	IB	$14.37	1,492
EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY	1.30%	IB	$14.27	2,962
EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY	1.35%	IB	$14.18	144
EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY	1.40%	IB	$14.08	931
EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY	1.50%	IB	$13.89	1,846
EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY	1.55%	IB	$13.80	2,287
EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY	1.60%	IB	$13.71	366
EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY	1.65%	IB	$13.61	5,844
EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY	1.70%	IB	$13.52	1,024
EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY	1.80%	IB	$13.34	1

MULTIMANAGER TECHNOLOGY	0.95%	IB	$42.09	—
MULTIMANAGER TECHNOLOGY	1.20%	IB	$40.22	958
MULTIMANAGER TECHNOLOGY	1.25%	IB	$46.61	1,490
MULTIMANAGER TECHNOLOGY	1.30%	IB	$46.18	2,098
MULTIMANAGER TECHNOLOGY	1.35%	IB	$39.13	209
MULTIMANAGER TECHNOLOGY	1.40%	IB	$38.78	1,854
MULTIMANAGER TECHNOLOGY	1.50%	IB	$44.72	2,516
MULTIMANAGER TECHNOLOGY	1.55%	IB	$37.73	2,845
MULTIMANAGER TECHNOLOGY	1.60%	IB	$37.39	733
MULTIMANAGER TECHNOLOGY	1.65%	IB	$43.62	3,301
MULTIMANAGER TECHNOLOGY	1.70%	IB	$36.71	403
MULTIMANAGER TECHNOLOGY	1.80%	IB	$36.04	9

The accompanying notes are an integral part of these financial statements.

*	Contract charges reflect the annual mortality, expense risk, financial accounting and other expenses related to the Variable Investment Options.
**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.
***	Variable Investment Options where Units Outstanding are less than 500 are denoted by a —.
++	This Variable Investment Option is subject to a non-guaranteed fee waiver. If the total return on any given day is negative, the contract charges will be waived in its entirety for such dates.

The accompanying notes are an integral part of these financial statements.

FSA-22

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2019

	1290 VT GAMCO MERGERS & ACQUISITIONS*	1290 VT GAMCO SMALL COMPANY VALUE*	1290 VT SOCIALLY RESPONSIBLE*	EQ/400 MANAGED VOLATILITY*	EQ/2000 MANAGED VOLATILITY*	EQ/AB SHORT DURATION GOVERNMENT BOND*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$5,467,496	$4,445,413	$718,423	$2,648,397	$3,991,763	$8,294,467
Expenses:
Asset-based charges	1,983,722	11,342,015	1,157,087	4,105,314	6,532,944	7,211,162

Net Investment Income (Loss)	3,483,774	(6,896,602)	(438,664)	(1,456,917)	(2,541,181)	1,083,305

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(692,210)	31,852,730	1,602,915	2,816,556	4,150,675	(438,036)
Net realized gain distribution from the Portfolios	2,121,896	19,721,294	1,302,326	7,235,709	18,117,136	—

Net realized gain (loss)	1,429,686	51,574,024	2,905,241	10,052,265	22,267,811	(438,036)

Net change in unrealized appreciation (depreciation) of investments.	4,461,762	103,508,925	16,834,644	48,731,806	70,871,616	4,225,330

Net Realized and Unrealized Gain (Loss) on Investments	5,891,448	155,082,949	19,739,885	58,784,071	93,139,427	3,787,294

Net Increase (Decrease) in Net Assets Resulting from Operations	$9,375,222	$148,186,347	$19,301,221	$57,327,154	$90,598,246	$4,870,599

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-23

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2019

	EQ/AB SMALL CAP GROWTH*	EQ/AGGRESSIVE ALLOCATION*	EQ/BALANCED STRATEGY*	EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY*	EQ/COMMON STOCK INDEX*	EQ/CONSERVATIVE ALLOCATION*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$779,261	$34,168,825	$5,145,705	$555,126	$11,377,555	$13,972,095
Expenses:
Asset-based charges	6,969,864	33,819,362	4,997,556	2,379,879	11,712,471	13,014,740

Net Investment Income (Loss)	(6,190,603)	349,463	148,149	(1,824,753)	(334,916)	957,355

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(5,996,430)	45,009,049	10,720,401	(3,252,399)	57,075,293	(5,135,629)
Net realized gain distribution from the Portfolios	45,932,682	172,482,463	6,303,526	2,384,468	36,384,297	17,695,720

Net realized gain (loss)	39,936,252	217,491,512	17,023,927	(867,931)	93,459,590	12,560,091

Net change in unrealized appreciation (depreciation) of investments.	72,838,354	237,684,624	29,539,698	44,972,818	105,641,114	50,605,205

Net Realized and Unrealized Gain (Loss) on Investments	112,774,606	455,176,136	46,563,625	44,104,887	199,100,704	63,165,296

Net Increase (Decrease) in Net Assets Resulting from Operations	$106,584,003	$455,525,599	$46,711,774	$42,280,134	$198,765,788	$64,122,651

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-24

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2019

	EQ/CONSERVATIVE GROWTH STRATEGY*	EQ/CONSERVATIVE STRATEGY*	EQ/CONSERVATIVE- PLUS ALLOCATION*	EQ/CORE BOND INDEX*	EQ/EQUITY 500 INDEX*	EQ/FRANKLIN BALANCED MANAGED VOLATILITY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$1,879,785	$1,085,953	$13,939,211	$22,857,555	$30,193,831	$16,191,596
Expenses:
Asset-based charges	1,905,249	1,065,413	13,366,448	18,053,480	28,657,511	9,449,500

Net Investment Income (Loss)	(25,464)	20,540	572,763	4,804,075	1,536,320	6,742,096

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	3,510,746	814,772	(228,512)	(583,804)	141,306,309	13,949,205
Net realized gain distribution from the Portfolios	1,747,309	423,273	32,505,393	—	38,247,457	12,073,747

Net realized gain (loss)	5,258,055	1,238,045	32,276,881	(583,804)	179,553,766	26,022,952

Net change in unrealized appreciation (depreciation) of investments.	9,444,200	4,055,787	67,146,633	53,125,953	304,472,944	54,373,674

Net Realized and Unrealized Gain (Loss) on Investments	14,702,255	5,293,832	99,423,514	52,542,149	484,026,710	80,396,626

Net Increase (Decrease) in Net Assets Resulting from Operations	$14,676,791	$5,314,372	$99,996,277	$57,346,224	$485,563,030	$87,138,722

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-25

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2019

	EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY*	EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY*	EQ/GLOBAL EQUITY MANAGED VOLATILITY*	EQ/GROWTH STRATEGY*	EQ/INTERMEDIATE GOVERNMENT BOND*	EQ/INTERNATIONAL CORE MANAGED VOLATILITY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$915,734	$19,691,659	$10,367,699	$9,334,335	$2,499,278	$15,920,977
Expenses:
Asset-based charges	1,535,535	15,056,653	11,635,032	9,256,239	2,378,370	12,093,209

Net Investment Income (Loss)	(619,801)	4,635,006	(1,267,333)	78,096	120,908	3,827,768

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	2,320,238	44,405,493	32,550,892	29,335,328	150,845	17,093,227
Net realized gain distribution from the Portfolios	5,826,446	49,136,205	22,106,656	11,530,397	—	14,966,525

Net realized gain (loss)	8,146,684	93,541,698	54,657,548	40,865,725	150,845	32,059,752

Net change in unrealized appreciation (depreciation) of investments.	13,993,949	85,030,845	111,998,095	66,228,818	3,998,244	117,550,128

Net Realized and Unrealized Gain (Loss) on Investments	22,140,633	178,572,543	166,655,643	107,094,543	4,149,089	149,609,880

Net Increase (Decrease) in Net Assets Resulting from Operations	$21,520,832	$183,207,549	$165,388,310	$107,172,639	$4,269,997	$153,437,648

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-26

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2019

	EQ/INTERNATIONAL EQUITY INDEX*	EQ/INTERNATIONAL VALUE MANAGED VOLATILITY*	EQ/JANUS ENTERPRISE*	EQ/LARGE CAP CORE MANAGED VOLATILITY*	EQ/LARGE CAP GROWTH INDEX*	EQ/LARGE CAP GROWTH MANAGED VOLATILITY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$17,565,896	$8,489,446	$75,300	$18,130,683	$4,427,843	$12,229,759
Expenses:
Asset-based charges	9,222,800	5,507,746	6,633,234	21,167,875	10,534,970	42,984,460

Net Investment Income (Loss)	8,343,096	2,981,700	(6,557,934)	(3,037,192)	(6,107,127)	(30,754,701)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	13,637,695	7,203,985	14,574,937	59,064,606	25,882,942	154,153,002
Net realized gain distribution from the Portfolios	—	8,187,948	28,251,860	93,792,056	51,602,041	234,721,121

Net realized gain (loss)	13,637,695	15,391,933	42,826,797	152,856,662	77,484,983	388,874,123

Net change in unrealized appreciation (depreciation) of investments.	92,876,712	52,654,828	92,204,918	203,096,835	129,539,917	437,896,201

Net Realized and Unrealized Gain (Loss) on Investments	106,514,407	68,046,761	135,031,715	355,953,497	207,024,900	826,770,324

Net Increase (Decrease) in Net Assets Resulting from Operations	$114,857,503	$71,028,461	$128,473,781	$352,916,305	$200,917,773	$796,015,623

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-27

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2019

	EQ/LARGE CAP VALUE INDEX*	EQ/LARGE CAP VALUE MANAGED VOLATILITY*	EQ/MID CAP INDEX*	EQ/MID CAP VALUE MANAGED VOLATILITY*	EQ/MODERATE ALLOCATION*	EQ/MODERATE GROWTH STRATEGY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$9,488,470	$44,146,119	$8,975,339	$14,233,600	$62,214,759	$9,804,601
Expenses:
Asset-based charges	6,431,113	33,859,064	12,061,231	15,395,556	59,053,647	9,689,014

Net Investment Income (Loss)	3,057,357	10,287,055	(3,085,892)	(1,161,956)	3,161,112	115,587

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	13,522,549	78,647,387	42,133,258	59,988,045	40,966,079	26,405,676
Net realized gain distribution from the Portfolios	23,427,760	138,762,239	32,821,116	58,731,476	183,719,996	15,323,709

Net realized gain (loss)	36,950,309	217,409,626	74,954,374	118,719,521	224,686,075	41,729,385

Net change in unrealized appreciation (depreciation) of investments	50,487,333	261,972,813	98,142,095	111,411,085	286,402,173	60,102,991

Net Realized and Unrealized Gain (Loss) on Investments	87,437,642	479,382,439	173,096,469	230,130,606	511,088,248	101,832,376

Net Increase (Decrease) in Net Assets Resulting from Operations	$90,494,999	$489,669,494	$170,010,577	$228,968,650	$514,249,360	$101,947,963

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-28

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Concluded)

FOR THE YEAR ENDED DECEMBER 31, 2019

	EQ/MODERATE- PLUS ALLOCATION*	EQ/MONEY MARKET*	EQ/QUALITY BOND PLUS*	EQ/SMALL COMPANY INDEX*	EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY*	MULTIMANAGER TECHNOLOGY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$101,707,670	$8,887,411	$12,716,855	$5,228,681	$4,252,228	$970,720
Expenses:
Asset-based charges	100,260,575	7,684,751	12,087,665	7,163,002	3,590,066	9,684,799

Net Investment Income (Loss)	1,447,095	1,202,660	629,190	(1,934,321)	662,162	(8,714,079)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	146,664,525	(12,642)	2,302,983	4,566,816	4,796,885	50,490,465
Net realized gain distribution from the Portfolios	410,670,935	27,383	—	30,003,456	15,045,179	59,557,475

Net realized gain (loss)	557,335,460	14,741	2,302,983	34,570,272	19,842,064	110,047,940

Net change in unrealized appreciation (depreciation) of investments.	550,504,097	(8,537)	30,548,247	67,837,691	21,142,328	93,408,208

Net Realized and Unrealized Gain (Loss) on Investments	1,107,839,557	6,204	32,851,230	102,407,963	40,984,392	203,456,148

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,109,286,652	$1,208,864	$33,480,420	$100,473,642	$41,646,554	$194,742,069

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-29

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

	1290 VT GAMCO MERGERS & ACQUISITIONS*		1290 VT GAMCO SMALL COMPANY VALUE*		1290 VT SOCIALLY RESPONSIBLE*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$3,483,774	$(101,111)	$(6,896,602)	$(8,434,382)	$(438,664)	$(391,882)
Net realized gain (loss)	1,429,686	4,360,717	51,574,024	87,864,337	2,905,241	3,172,665
Net change in unrealized appreciation (depreciation) of investments	4,461,762	(13,589,362)	103,508,925	(224,416,731)	16,834,644	(6,972,907)

Net increase (decrease) in net assets resulting from operations	9,375,222	(9,329,756)	148,186,347	(144,986,776)	19,301,221	(4,192,124)

From Contractowners Transactions:
Payments received from contractowners	304,489	418,693	1,671,846	1,967,740	200,185	133,263
Transfers between Variable Investment Options including guaranteed interest account, net	(174,880)	584,657	(9,310,631)	(22,606,504)	3,926,378	3,188,514
Redemptions for contract benefits and terminations	(9,902,227)	(10,723,753)	(56,408,026)	(62,919,181)	(5,835,142)	(5,236,346)
Contract maintenance charges	(2,507,695)	(2,581,824)	(13,217,709)	(14,150,062)	(1,213,390)	(1,092,433)

Net increase (decrease) in net assets resulting from contractowners transactions	(12,280,313)	(12,302,227)	(77,264,520)	(97,708,007)	(2,921,969)	(3,007,002)

Net increase (decrease) in amount retained by AXA in Separate Account No. 49	(14)	22	8	—	(5)	—

Net Increase (Decrease) in net assets	(2,905,105)	(21,631,961)	70,921,835	(242,694,783)	16,379,247	(7,199,126)
Net Assets — Beginning of Year	135,291,622	156,923,583	709,422,204	952,116,987	68,186,591	75,385,717

Net Assets — End of Year	$132,386,517	$135,291,622	$780,344,039	$709,422,204	$84,565,838	$68,186,591

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-30

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

	EQ/400 MANAGED VOLATILITY*		EQ/2000 MANAGED VOLATILITY*		EQ/AB SHORT DURATION GOVERNMENT BOND*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(1,456,917)	$(1,839,497)	$(2,541,181)	$(3,839,368)	$1,083,305	$(1,056,693)
Net realized gain (loss)	10,052,265	30,597,894	22,267,811	42,400,907	(438,036)	(1,118,458)
Net change in unrealized appreciation (depreciation) of investments	48,731,806	(69,121,915)	70,871,616	(99,702,849)	4,225,330	270,901

Net increase (decrease) in net assets resulting from operations	57,327,154	(40,363,518)	90,598,246	(61,141,310)	4,870,599	(1,904,250)

From Contractowners Transactions:
Payments received from contractowners	619,490	731,291	1,486,168	1,800,137	5,032,635	3,380,502
Transfers between Variable Investment Options including guaranteed interest account, net .	(308,700)	(6,476,836)	(2,376,650)	(7,454,208)	24,133,902	40,449,873
Redemptions for contract benefits and terminations	(23,800,199)	(28,076,221)	(36,051,337)	(42,805,540)	(51,928,460)	(52,318,983)
Contract maintenance charges	(4,454,779)	(4,766,135)	(6,765,659)	(7,365,109)	(10,071,447)	(9,833,761)

Net increase (decrease) in net assets resulting from contractowners transactions	(27,944,188)	(38,587,901)	(43,707,478)	(55,824,720)	(32,833,370)	(18,322,369)

Net increase (decrease) in amount retained by AXA in Separate Account No. 49	—	—	—	5	45	(7)

Increase (Decrease) in Net Assets	29,382,966	(78,951,419)	46,890,768	(116,966,025)	(27,962,726)	(20,226,626)
Net Assets — Beginning of Year	257,456,727	336,408,146	413,983,902	530,949,927	496,837,450	517,064,076

Net Assets — End of Year	$286,839,693	$257,456,727	$460,874,670	$413,983,902	$468,874,724	$496,837,450

The	accompanying notes are an integral part of these financial statements.
*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-31

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

	EQ/AB SMALL CAP GROWTH*		EQ/AGGRESSIVE ALLOCATION*		EQ/BALANCED STRATEGY*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(6,190,603)	$(7,012,532)	$349,463	$(124,222)	$148,149	$(1,059,867)
Net realized gain (loss)	39,936,252	90,841,723	217,491,512	202,022,903	17,023,927	21,430,211
Net change in unrealized appreciation (depreciation) of investments	72,838,354	(125,496,874)	237,684,624	(437,692,483)	29,539,698	(40,615,924)

Net increase (decrease) in net assets resulting from operations	106,584,003	(41,667,683)	455,525,599	(235,793,802)	46,711,774	(20,245,580)

From Contractowners Transactions:
Payments received from contractowners	1,593,594	1,383,366	5,395,044	6,627,688	2,785,582	517,565
Transfers between Variable Investment Options including guaranteed interest account, net	(7,454,110)	6,246,766	(32,549,400)	(16,961,621)	1,989,955	2,865,469
Redemptions for contract benefits and terminations	(38,453,635)	(39,321,006)	(173,827,581)	(170,485,464)	(38,412,410)	(46,875,619)
Contract maintenance charges	(7,246,637)	(7,416,805)	(41,781,147)	(42,389,895)	(6,225,637)	(6,574,265)

Net increase (decrease) in net assets resulting from contractowners transactions	(51,560,788)	(39,107,679)	(242,763,084)	(223,209,292)	(39,862,510)	(50,066,850)

Net increase (decrease) in amount retained by AXA in Separate Account No. 49	5	(8)	24	(26)	—	11

Increase (Decrease) in Net Assets	55,023,220	(80,775,370)	212,762,539	(459,003,120)	6,849,264	(70,312,419)
Net Assets — Beginning of Year	425,490,635	506,266,005	2,102,293,953	2,561,297,073	346,415,014	416,727,433

Net Assets — End of Year	$480,513,855	$425,490,635	$2,315,056,492	$2,102,293,953	$353,264,278	$346,415,014

The	accompanying notes are an integral part of these financial statements.
*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-32

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

	EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY*		EQ/COMMON STOCK INDEX*		EQ/CONSERVATIVE ALLOCATION*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(1,824,753)	$3,209,810	$(334,916)	$(1,559,113)	$957,355	$(445,591)
Net realized gain (loss)	(867,931)	85,674,376	93,459,590	103,628,590	12,560,091	14,482,658
Net change in unrealized appreciation (depreciation) of investments	44,972,818	(106,565,640)	105,641,114	(156,701,237)	50,605,205	(42,124,407)

Net increase (decrease) in net assets resulting from operations	42,280,134	(17,681,454)	198,765,788	(54,631,760)	64,122,651	(28,087,340)

From Contractowners Transactions:
Payments received from contractowners	796,256	580,132	4,929,661	2,482,443	10,005,057	10,859,855
Transfers between Variable Investment Options including guaranteed interest account, net	6,110,922	(1,343,726)	(9,735,953)	(20,206,101)	35,361,147	26,142,133
Redemptions for contract benefits and terminations	(13,300,599)	(14,089,772)	(72,327,997)	(72,564,119)	(107,096,503)	(119,675,667)
Contract maintenance charges	(3,203,997)	(3,128,084)	(11,536,756)	(11,632,447)	(19,996,674)	(20,269,238)

Net increase (decrease) in net assets resulting from contractowners transactions	(9,597,418)	(17,981,450)	(88,671,045)	(101,920,224)	(81,726,973)	(102,942,917)

Net increase (decrease) in amount retained by AXA in Separate Account No. 49	—	—	14	(4)	7	14

Increase (Decrease) in Net Assets	32,682,716	(35,662,904)	110,094,757	(156,551,988)	(17,604,315)	(131,030,243)
Net Assets — Beginning of Year	137,377,863	173,040,767	733,100,393	889,652,381	871,294,615	1,002,324,858

Net Assets — End of Year	$170,060,579	$137,377,863	$843,195,150	$733,100,393	$853,690,300	$871,294,615

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-33

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

	EQ/CONSERVATIVE GROWTH STRATEGY*		EQ/CONSERVATIVE STRATEGY*		EQ/CONSERVATIVE-PLUS ALLOCATION*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(25,464)	$(464,771)	$20,540	$(229,594)	$572,763	$(699,245)
Net realized gain (loss)	5,258,055	7,315,857	1,238,045	2,863,605	32,276,881	41,723,329
Net change in unrealized appreciation (depreciation) of investments	9,444,200	(13,403,530)	4,055,787	(4,842,364)	67,146,633	(88,822,844)

Net increase (decrease) in net assets resulting from operations	14,676,791	(6,552,444)	5,314,372	(2,208,353)	99,996,277	(47,798,760)

From Contractowners Transactions:
Payments received from contractowners	430,919	291,743	407,202	223,870	8,320,606	8,021,758
Transfers between Variable Investment Options including guaranteed interest account, net	1,238,138	(2,423,657)	2,790,983	(37,347)	18,421,485	10,272,618
Redemptions for contract benefits and terminations	(16,178,429)	(17,644,918)	(8,543,772)	(10,742,693)	(96,650,235)	(106,228,886)
Contract maintenance charges	(2,310,948)	(2,433,116)	(1,373,181)	(1,417,142)	(18,049,905)	(18,366,043)

Net increase (decrease) in net assets resulting from contractowners transactions	(16,820,320)	(22,209,948)	(6,718,768)	(11,973,312)	(87,958,049)	(106,300,553)

Net increase (decrease) in amount retained by AXA in Separate Account No. 49	—	—	—	—	(16)	22

Increase (Decrease) in Net Assets	(2,143,529)	(28,762,392)	(1,404,396)	(14,181,665)	12,038,212	(154,099,291)
Net Assets — Beginning of Year	131,214,681	159,977,073	74,070,103	88,251,768	882,534,342	1,036,633,633

Net Assets — End of Year	$129,071,152	$131,214,681	$72,665,707	$74,070,103	$894,572,554	$882,534,342

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-34

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

	EQ/CORE BOND INDEX*		EQ/EQUITY 500 INDEX*		EQ/FRANKLIN BALANCED MANAGED VOLATILITY*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$4,804,075	$4,950,257	$1,536,320	$(1,375,911)	$6,742,096	$8,896,529
Net realized gain (loss)	(583,804)	(4,998,256)	179,553,766	192,208,130	26,022,952	47,806,308
Net change in unrealized appreciation (depreciation) of investments	53,125,953	(17,029,760)	304,472,944	(305,633,821)	54,373,674	(94,488,707)

Net increase (decrease) in net assets resulting from operations	57,346,224	(17,077,759)	485,563,030	(114,801,602)	87,138,722	(37,785,870)

From Contractowners Transactions:
Payments received from contractowners	5,938,409	7,355,141	8,001,300	8,354,172	4,287,558	3,491,798
Transfers between Variable Investment Options including guaranteed interest account, net	24,024,894	60,724,409	(6,421,343)	2,944,120	1,346,174	(11,217,107)
Redemptions for contract benefits and terminations	(119,918,584)	(117,379,305)	(157,373,670)	(167,210,070)	(59,891,893)	(60,732,341)
Contract maintenance charges	(21,125,067)	(20,473,502)	(28,159,270)	(27,520,210)	(12,697,867)	(12,879,932)

Net increase (decrease) in net assets resulting from contractowners transactions	(111,080,348)	(69,773,257)	(183,952,983)	(183,431,988)	(66,956,028)	(81,337,582)

Net increase (decrease) in amount retained by AXA in Separate Account No. 49	—	9	12	(9)	25	(4)

Increase (Decrease) in Net Assets	(53,734,124)	(86,851,007)	301,610,059	(298,233,599)	20,182,719	(119,123,456)
Net Assets — Beginning of Year	1,263,766,222	1,350,617,229	1,755,373,815	2,053,607,414	613,914,402	733,037,858

Net Assets — End of Year	$1,210,032,098	$1,263,766,222	$2,056,983,874	$1,755,373,815	$634,097,121	$613,914,402

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-35

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

	EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY*		EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY*		EQ/GLOBAL EQUITY MANAGED VOLATILITY*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(619,801)	$(1,094,374)	$4,635,006	$6,859,670	$(1,267,333)	$(4,245,955)
Net realized gain (loss)	8,146,684	20,444,403	93,541,698	290,151,282	54,657,548	111,457,750
Net change in unrealized appreciation (depreciation) of investments	13,993,949	(34,642,371)	85,030,845	(403,588,642)	111,998,095	(224,338,310)

Net increase (decrease) in net assets resulting from operations	21,520,832	(15,292,342)	183,207,549	(106,577,690)	165,388,310	(117,126,515)

From Contractowners Transactions:
Payments received from contractowners	330,918	476,693	4,589,399	4,253,915	2,945,453	3,083,967
Transfers between Variable Investment Options including guaranteed interest account, net	2,502,875	(7,047,665)	(20,015,449)	(8,499,581)	(14,277,693)	(17,510,571)
Redemptions for contract benefits and terminations	(7,884,914)	(10,114,845)	(96,445,766)	(91,522,369)	(61,073,897)	(67,472,634)
Contract maintenance charges	(1,988,847)	(2,145,984)	(19,444,989)	(19,920,708)	(13,845,541)	(14,634,408)

Net increase (decrease) in net assets resulting from contractowners transactions	(7,039,968)	(18,831,801)	(131,316,805)	(115,688,743)	(86,251,678)	(96,533,646)

Net increase (decrease) in amount retained by AXA in Separate Account No. 49	—	—	(22)	27	—	11

Increase (Decrease) in Net Assets	14,480,864	(34,124,143)	51,890,722	(222,266,406)	79,136,632	(213,660,150)
Net Assets — Beginning of Year	93,653,206	127,777,349	951,754,518	1,174,020,924	739,427,340	953,087,490

Net Assets — End of Year	$108,134,070	$93,653,206	$1,003,645,240	$951,754,518	$818,563,972	$739,427,340

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-36

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

	EQ/GROWTH STRATEGY*		EQ/INTERMEDIATE GOVERNMENT BOND*		EQ/INTERNATIONAL CORE MANAGED VOLATILITY*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$78,096	$(2,342,067)	$120,908	$(371,704)	$3,827,768	$1,710,664
Net realized gain (loss)	40,865,725	44,852,357	150,845	(633,681)	32,059,752	22,298,109
Net change in unrealized appreciation (depreciation) of investments	66,228,818	(90,874,137)	3,998,244	(245,324)	117,550,128	(175,756,606)

Net increase (decrease) in net assets resulting from operations	107,172,639	(48,363,847)	4,269,997	(1,250,709)	153,437,648	(151,747,833)

From Contractowners Transactions:
Payments received from contractowners	396,583	902,897	1,837,266	440,464	3,192,275	3,574,648
Transfers between Variable Investment Options including guaranteed interest account, net	(3,403,717)	156,837	11,007,289	5,407,249	(7,431,161)	4,148,103
Redemptions for contract benefits and terminations	(62,194,618)	(72,530,066)	(18,004,674)	(16,761,004)	(64,513,060)	(73,440,758)
Contract maintenance charges	(10,811,079)	(11,410,701)	(2,838,824)	(2,752,863)	(14,049,005)	(14,925,169)

Net increase (decrease) in net assets resulting from contractowners transactions	(76,012,831)	(82,881,033)	(7,998,943)	(13,666,154)	(82,800,951)	(80,643,176)

Net increase (decrease) in amount retained by AXA in Separate Account No. 49	(13)	—	7	—	7	(13)

Increase (Decrease) in Net Assets	31,159,795	(131,244,880)	(3,728,939)	(14,916,863)	70,636,704	(232,391,022)
Net Assets — Beginning of Year	607,136,584	738,381,464	162,178,837	177,095,700	774,518,186	1,006,909,208

Net Assets — End of Year	$638,296,379	$607,136,584	$158,449,898	$162,178,837	$845,154,890	$774,518,186

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-37

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

	EQ/INTERNATIONAL EQUITY INDEX*		EQ/INTERNATIONAL VALUE MANAGED VOLATILITY*		EQ/JANUS ENTERPRISE*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$8,343,096	$6,391,570	$2,981,700	$941,997	$(6,557,934)	$(6,653,743)
Net realized gain (loss)	13,637,695	14,339,904	15,391,933	12,525,079	42,826,797	35,067,083
Net change in unrealized appreciation (depreciation) of investments	92,876,712	(137,659,953)	52,654,828	(90,403,959)	92,204,918	(39,796,425)

Net increase (decrease) in net assets resulting from operations	114,857,503	(116,928,479)	71,028,461	(76,936,883)	128,473,781	(11,383,085)

From Contractowners Transactions:
Payments received from contractowners	2,578,202	2,544,956	2,160,037	1,762,384	1,146,121	978,523
Transfers between Variable Investment Options including guaranteed interest account, net	9,278,322	24,872,075	(1,312,445)	6,040,423	(10,635,130)	5,114,089
Redemptions for contract benefits and terminations	(47,055,481)	(50,285,168)	(29,740,004)	(33,095,196)	(34,823,147)	(33,014,446)
Contract maintenance charges	(10,712,904)	(11,090,391)	(5,916,830)	(6,270,925)	(8,011,553)	(7,597,269)

Net increase (decrease) in net assets resulting from contractowners transactions	(45,911,861)	(33,958,528)	(34,809,242)	(31,563,314)	(52,323,709)	(34,519,103)

Net increase (decrease) in amount retained by AXA in Separate Account No. 49	—	—	—	11	—	—

Increase (Decrease) in Net Assets	68,945,642	(150,887,007)	36,219,219	(108,500,186)	76,150,072	(45,902,188)
Net Assets — Beginning of Year	581,708,915	732,595,922	353,667,020	462,167,206	388,859,045	434,761,233

Net Assets — End of Year	$650,654,557	$581,708,915	$389,886,239	$353,667,020	$465,009,117	$388,859,045

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-38

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

	EQ/LARGE CAP CORE MANAGED VOLATILITY*		EQ/LARGE CAP GROWTH INDEX*		EQ/LARGE CAP GROWTH MANAGED VOLATILITY*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(3,037,192)	$(7,526,647)	$(6,107,127)	$(6,240,415)	$(30,754,701)	$(31,113,843)
Net realized gain (loss)	152,856,662	192,834,243	77,484,983	76,365,478	388,874,123	431,060,622
Net change in unrealized appreciation (depreciation) of investments	203,096,835	(292,556,963)	129,539,917	(91,385,281)	437,896,201	(500,545,875)

Net increase (decrease) in net assets resulting from operations	352,916,305	(107,249,367)	200,917,773	(21,260,218)	796,015,623	(100,599,096)

From Contractowners Transactions:
Payments received from contractowners	6,485,193	5,479,214	1,298,824	1,547,783	8,570,479	9,253,623
Transfers between Variable Investment Options including guaranteed interest account, net	(33,189,504)	(49,794,458)	(44,225)	4,947,137	(91,770,029)	(122,693,179)
Redemptions for contract benefits and terminations	(126,725,904)	(135,503,351)	(55,969,440)	(57,635,884)	(243,586,304)	(257,805,349)
Contract maintenance charges	(21,303,914)	(21,807,333)	(10,886,861)	(10,425,761)	(45,447,211)	(45,761,397)

Net increase (decrease) in net assets resulting from contractowners transactions	(174,734,129)	(201,625,928)	(65,601,702)	(61,566,725)	(372,233,065)	(417,006,302)

Net increase (decrease) in amount retained by AXA in Separate Account No. 49	16	—	(40)	—	23	(8)

Increase (Decrease) in Net Assets	178,182,192	(308,875,295)	135,316,031	(82,826,943)	423,782,581	(517,605,406)
Net Assets — Beginning of Year	1,322,575,746	1,631,451,041	626,633,711	709,460,654	2,639,153,200	3,156,758,606

Net Assets — End of Year	$1,500,757,938	$1,322,575,746	$761,949,742	$626,633,711	$3,062,935,781	$2,639,153,200

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-39

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

	EQ/LARGE CAP VALUE INDEX*		EQ/LARGE CAP VALUE MANAGED VOLATILITY*		EQ/MID CAP INDEX*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$3,057,357	$2,162,755	$10,287,055	$24,474,398	$(3,085,892)	$(3,968,397)
Net realized gain (loss)	36,950,309	37,806,575	217,409,626	218,095,230	74,954,374	121,280,915
Net change in unrealized appreciation (depreciation) of investments	50,487,333	(85,089,486)	261,972,813	(520,075,446)	98,142,095	(228,347,781)

Net increase (decrease) in net assets resulting from operations	90,494,999	(45,120,156)	489,669,494	(277,505,818)	170,010,577	(111,035,263)

From Contractowners Transactions:
Payments received from contractowners	1,725,284	1,653,333	8,181,512	7,999,596	2,822,602	3,368,003
Transfers between Variable Investment Options including guaranteed interest account, net	9,796,344	(1,356,930)	(35,585,028)	(40,949,092)	(446,170)	(9,349,307)
Redemptions for contract benefits and terminations	(33,129,820)	(33,354,410)	(193,290,180)	(217,365,386)	(65,283,371)	(70,428,299)
Contract maintenance charges	(7,566,132)	(7,431,796)	(35,391,774)	(36,658,793)	(13,051,121)	(13,596,338)

Net increase (decrease) in net assets resulting from contractowners transactions	(29,174,324)	(40,489,803)	(256,085,470)	(286,973,675)	(75,958,060)	(90,005,941)

Net increase (decrease) in amount retained by AXA in Separate Account No. 49	(7)	—	19	(12)	—	(5)

Increase (Decrease) in Net Assets	61,320,668	(85,609,959)	233,584,043	(564,479,505)	94,052,517	(201,041,209)
Net Assets — Beginning of Year	391,102,294	476,712,253	2,168,786,903	2,733,266,408	745,773,136	946,814,345

Net Assets — End of Year	$452,422,962	$391,102,294	$2,402,370,946	$2,168,786,903	$839,825,653	$745,773,136

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-40

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

	EQ/MID CAP VALUE MANAGED VOLATILITY*		EQ/MODERATE ALLOCATION*		EQ/MODERATE GROWTH STRATEGY*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(1,161,956)	$(3,347,507)	$3,161,112	$317,821	$115,587	$(2,377,688)
Net realized gain (loss)	118,719,521	174,270,309	224,686,075	260,994,184	41,729,385	52,326,906
Net change in unrealized appreciation (depreciation) of investments	111,411,085	(336,589,664)	286,402,173	(520,563,455)	60,102,991	(95,405,976)

Net increase (decrease) in net assets resulting from operations	228,968,650	(165,666,862)	514,249,360	(259,251,450)	101,947,963	(45,456,758)

From Contractowners Transactions:
Payments received from contractowners	3,829,631	3,280,486	30,519,689	26,462,056	834,108	681,471
Transfers between Variable Investment Options including guaranteed interest account, net	(12,682,784)	(19,946,755)	(11,860,030)	(4,915,672)	(3,789,321)	(4,425,458)
Redemptions for contract benefits and terminations	(84,704,205)	(94,593,751)	(398,587,434)	(437,201,677)	(73,512,898)	(88,111,742)
Contract maintenance charges	(16,841,842)	(17,582,193)	(78,407,738)	(80,198,431)	(11,789,927)	(12,693,466)

Net increase (decrease) in net assets resulting from contractowners transactions	(110,399,200)	(128,842,213)	(458,335,513)	(495,853,724)	(88,258,038)	(104,549,195)

Net increase (decrease) in amount retained by AXA in Separate Account No. 49	30	(20)	29	6	9	16

Increase (Decrease) in Net Assets	118,569,480	(294,509,095)	55,913,876	(755,105,168)	13,689,934	(150,005,937)
Net Assets — Beginning of Year	962,226,552	1,256,735,647	3,893,453,870	4,648,559,038	658,762,868	808,768,805

Net Assets — End of Year	$1,080,796,032	$962,226,552	$3,949,367,746	$3,893,453,870	$672,452,802	$658,762,868

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-41

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

	EQ/MODERATE-PLUS ALLOCATION*		EQ/MONEY MARKET*		EQ/QUALITY BOND PLUS*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$1,447,095	$1,437,614	$1,202,660	$(204,785)	$629,190	$1,609,021
Net realized gain (loss)	557,335,460	454,854,346	14,741	22,019	2,302,983	(1,909,802)
Net change in unrealized appreciation (depreciation) of investments	550,504,097	(1,027,482,701)	(8,537)	4,511	30,548,247	(13,144,596)

Net increase (decrease) in net assets resulting from operations	1,109,286,652	(571,190,741)	1,208,864	(178,255)	33,480,420	(13,445,377)

From Contractowners Transactions:
Payments received from contractowners	34,796,805	31,177,414	5,140,789,441	3,935,213,425	3,866,234	4,103,101
Transfers between Variable Investment Options including guaranteed interest account, net	(60,105,237)	(48,236,898)	(4,401,313,307)	(3,244,756,738)	9,033,832	15,558,724
Redemptions for contract benefits and terminations	(561,334,518)	(604,168,323)	(601,262,534)	(663,295,419)	(79,895,184)	(85,388,328)
Contract maintenance charges	(129,911,628)	(131,892,944)	(3,162,821)	(3,434,011)	(15,413,251)	(15,612,867)

Net increase (decrease) in net assets resulting from contractowners transactions	(716,554,578)	(753,120,751)	135,050,779	23,727,257	(82,408,369)	(81,339,370)

Net increase (decrease) in amount retained by AXA in Separate Account No. 49	(13)	(26)	41,938	181,195	(55)	—

Increase (Decrease) in Net Assets	392,732,061	(1,324,311,518)	136,301,581	23,730,197	(48,928,004)	(94,784,747)
Net Assets — Beginning of Year	6,358,961,845	7,683,273,363	610,776,047	587,045,850	852,641,836	947,426,583

Net Assets — End of Year	$6,751,693,906	$6,358,961,845	$747,077,628	$610,776,047	$803,713,832	$852,641,836

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-42

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

	EQ/SMALL COMPANY INDEX*		EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY*		MULTIMANAGER TECHNOLOGY*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(1,934,321)	$(3,038,118)	$662,162	$3,400,282	$(8,714,079)	$(8,833,911)
Net realized gain (loss)	34,570,272	61,082,726	19,842,064	39,460,646	110,047,940	130,043,896
Net change in unrealized appreciation (depreciation) of investments	67,837,691	(120,648,006)	21,142,328	(79,777,148)	93,408,208	(110,430,230)

Net increase (decrease) in net assets resulting from operations	100,473,642	(62,603,398)	41,646,554	(36,916,220)	194,742,069	10,779,755

From Contractowners Transactions:
Payments received from contractowners	1,310,554	1,960,017	1,060,529	1,113,336	1,454,032	1,845,692
Transfers between Variable Investment Options including guaranteed interest account, net	1,142,841	(5,077,061)	(6,268,281)	(3,213,513)	(11,024,172)	1,965,959
Redemptions for contract benefits and terminations	(37,152,767)	(39,805,008)	(17,682,297)	(21,970,620)	(49,902,019)	(53,786,274)
Contract maintenance charges	(7,768,865)	(8,174,016)	(4,647,439)	(5,051,529)	(10,178,590)	(9,687,572)

Net increase (decrease) in net assets resulting from contractowners transactions	(42,468,237)	(51,096,068)	(27,537,488)	(29,122,326)	(69,650,749)	(59,662,195)

Net increase (decrease) in amount retained by AXA in Separate Account No. 49	7	—	—	—	70	—

Increase (Decrease) in Net Assets	58,005,412	(113,699,466)	14,109,066	(66,038,546)	125,091,390	(48,882,440)
Net Assets — Beginning of Year	443,761,025	557,460,491	229,871,939	295,910,485	566,267,744	615,150,184

Net Assets — End of Year	$501,766,437	$443,761,025	$243,981,005	$229,871,939	$691,359,134	$566,267,744

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-43

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

The change in units outstanding for the years ended December 31, 2019 and 2018 were as follows:

		2019			2018
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

1290 VT GAMCO MERGERS & ACQUISITIONS	IB	602	(1,390)	(788)	467	(1,261)	(794)

1290 VT GAMCO SMALL COMPANY VALUE	IB	150	(1,214)	(1,064)	147	(1,472)	(1,325)

1290 VT SOCIALLY RESPONSIBLE	IB	501	(612)	(111)	372	(536)	(164)

EQ/400 MANAGED VOLATILITY	IB	602	(2,443)	(1,841)	720	(3,222)	(2,502)

EQ/2000 MANAGED VOLATILITY	IB	409	(3,295)	(2,886)	640	(4,179)	(3,539)

EQ/AB SHORT DURATION GOVERNMENT BOND	IB	5,664	(9,226)	(3,562)	6,961	(8,952)	(1,991)

EQ/AB SMALL CAP GROWTH	IB	523	(1,939)	(1,416)	855	(1,935)	(1,080)

EQ/AGGRESSIVE ALLOCATION	B	928	(13,033)	(12,105)	1,488	(12,807)	(11,319)

EQ/BALANCED STRATEGY	IB	498	(2,855)	(2,357)	378	(3,487)	(3,109)

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	IB	730	(1,322)	(592)	229	(1,381)	(1,152)

EQ/COMMON STOCK INDEX	IB	318	(2,339)	(2,021)	257	(2,432)	(2,175)

EQ/CONSERVATIVE ALLOCATION	B	7,056	(13,261)	(6,205)	9,815	(17,760)	(7,945)

EQ/CONSERVATIVE GROWTH STRATEGY	IB	195	(1,310)	(1,115)	152	(1,658)	(1,506)

EQ/CONSERVATIVE STRATEGY	IB	569	(1,109)	(540)	508	(1,487)	(979)

EQ/CONSERVATIVE-PLUS ALLOCATION	B	4,304	(10,214)	(5,910)	5,771	(13,051)	(7,280)

EQ/CORE BOND INDEX	IB	7,394	(16,648)	(9,254)	6,106	(12,201)	(6,095)

EQ/EQUITY 500 INDEX	IB	1,952	(6,772)	(4,820)	2,368	(7,620)	(5,252)

EQ/FRANKLIN BALANCED MANAGED VOLATILITY	IB	1,514	(6,115)	(4,601)	1,636	(7,379)	(5,743)

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	IB	344	(765)	(421)	425	(1,519)	(1,094)

EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY	IB	603	(10,889)	(10,286)	1,256	(10,358)	(9,102)

EQ/GLOBAL EQUITY MANAGED VOLATILITY	IB	298	(3,136)	(2,838)	443	(3,638)	(3,195)

EQ/GROWTH STRATEGY	IB	106	(3,965)	(3,859)	257	(4,533)	(4,276)

EQ/INTERMEDIATE GOVERNMENT BOND	IB	2,291	(2,682)	(391)	1,356	(2,384)	(1,028)

EQ/INTERNATIONAL CORE MANAGED VOLATILITY	IB	520	(5,919)	(5,399)	1,054	(6,139)	(5,085)

The accompanying notes are an integral part of these financial statements.

**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.

FSA-44

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

		2019			2018
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

EQ/INTERNATIONAL EQUITY INDEX	IB	1,425	(4,496)	(3,071)	2,266	(4,509)	(2,243)

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	IB	342	(2,319)	(1,977)	691	(2,399)	(1,708)

EQ/JANUS ENTERPRISE	IB	639	(2,477)	(1,838)	1,030	(2,384)	(1,354)

EQ/LARGE CAP CORE MANAGED VOLATILITY	IB	438	(8,263)	(7,825)	453	(9,974)	(9,521)

EQ/LARGE CAP GROWTH INDEX	IB	1,462	(4,005)	(2,543)	1,794	(4,542)	(2,748)

EQ/LARGE CAP GROWTH MANAGED VOLATILITY	IB	288	(11,258)	(10,970)	566	(13,727)	(13,161)

EQ/LARGE CAP VALUE INDEX	IB	2,028	(4,531)	(2,503)	1,946	(5,521)	(3,575)

EQ/LARGE CAP VALUE MANAGED VOLATILITY	IB	589	(12,695)	(12,106)	575	(14,358)	(13,783)

EQ/MID CAP INDEX	IB	669	(3,736)	(3,067)	800	(4,438)	(3,638)

EQ/MID CAP VALUE MANAGED VOLATILITY	IB	225	(4,296)	(4,071)	191	(4,905)	(4,714)

EQ/MODERATE ALLOCATION	B	1,445	(24,251)	(22,806)	2,139	(27,210)	(25,071)

EQ/MODERATE GROWTH STRATEGY	IB	163	(4,962)	(4,799)	147	(5,948)	(5,801)

EQ/MODERATE-PLUS ALLOCATION	B	1,403	(39,934)	(38,531)	1,681	(42,972)	(41,291)

EQ/MONEY MARKET	IB	2,489,660	(2,505,026)	(15,366)	2,972,948	(2,976,754)	(3,806)

EQ/QUALITY BOND PLUS	IB	4,479	(10,779)	(6,300)	3,545	(10,220)	(6,675)

EQ/SMALL COMPANY INDEX	IB	512	(2,001)	(1,489)	661	(2,390)	(1,729)

EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY	IB	339	(2,488)	(2,149)	913	(3,145)	(2,232)

MULTIMANAGER TECHNOLOGY	IB	940	(2,797)	(1,857)	1,473	(3,228)	(1,755)

The accompanying notes are an integral part of these financial statements.

**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.

FSA-45

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

Notes to Financial Statements

December 31, 2019

1.	Organization

AXA Equitable Life Insurance Company (“AXA Equitable”) Separate Account No. 49 (“the Account”) is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940 (the “1940 Act”). The Account follows the investment company and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”). The Account has Variable Investment Options, each of which invests in shares of a mutual fund portfolio of AXA Premier VIP Trust (“VIP”), and EQ Advisors Trust (“EQAT”) (collectively, “the Trusts”). The Trusts are open-ended investment management companies that sell shares of a portfolio (“Portfolio”) of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trusts have separate investment objectives. These financial statements and notes are those of the Variable Investment Options of the Account.

The Account consists of the Variable Investment Options listed below. The Account presents, for each of these Variable Investment Options, a Statement of Assets and Liabilities as of December 31, 2019, a Statement of Operations for the year ended December 31, 2019, and a Statement of Changes in Net Assets for the years ended December 31, 2019 and 2018:

AXA Premier VIP Trust*

•	EQ/Aggressive Allocation(1)
•	EQ/Conservative Allocation(2)
•	EQ/Conservative-PLUS Allocation(3)
•	EQ/Moderate Allocation(4)
•	EQ/Moderate-PLUS Allocation(5)

EQ Advisors Trust*

•	1290 VT GAMCO Mergers & Acquisitions
•	1290 VT GAMCO Small Company Value
•	1290 VT Socially Responsible
•	EQ/400 Managed Volatility(6)
•	EQ/2000 Managed Volatility(7)
•	EQ/AB Short Duration Government Bond(8)
•	EQ/AB Small Cap Growth(9)
•	EQ/Balanced Strategy(10)
•	EQ/Clearbridge Select Equity Managed Volatility
•	EQ/Common Stock Index
•	EQ/Conservative Growth Strategy(11)
•	EQ/Conservative Strategy(12)
•	EQ/Core Bond Index
•	EQ/Equity 500 Index
•	EQ/Franklin Balanced Managed Volatility(13)
•	EQ/Franklin Small Cap Value Managed Volatility(14)
•	EQ/Franklin Templeton Allocation Managed Volatility(15)
•	EQ/Global Equity Managed Volatility(16)
•	EQ/Growth Strategy(17)
•	EQ/Intermediate Government Bond
•	EQ/International Core Managed Volatility(18)
•	EQ/International Equity Index
•	EQ/International Value Managed Volatility(19)
•	EQ/Janus Enterprise(20)
•	EQ/Large Cap Core Managed Volatility(21)
•	EQ/Large Cap Growth Index
•	EQ/Large Cap Growth Managed Volatility(22)
•	EQ/Large Cap Value Index
•	EQ/Large Cap Value Managed Volatility(23)
•	EQ/Mid Cap Index
•	EQ/Mid Cap Value Managed Volatility(24)
•	EQ/Moderate Growth Strategy(25)
•	EQ/Money Market
•	EQ/Quality Bond PLUS
•	EQ/Small Company Index
•	EQ/Templeton Global Equity Managed Volatility(26)
•	Multimanager Technology

(1)	Formerly known as AXA Aggressive Allocation.
(2)	Formerly known as AXA Conservative Allocation.
(3)	Formerly known as AXA Conservative-PLUS Allocation.
(4)	Formerly known as AXA Moderate Allocation.
(5)	Formerly known as AXA Moderate-PLUS Allocation.
(6)	Formerly known as AXA 400 Managed Volatility.
(7)	Formerly known as AXA 2000 Managed Volatility.
(8)	Formerly known as AXA/AB Short Duration Government Bond.
(9)	Formerly known as AXA/AB Small Cap Growth.
(10)	Formerly known as AXA Balanced Strategy.
(11)	Formerly known as AXA Conservative Growth Strategy.
(12)	Formerly known as AXA Conservative Strategy.
(13)	Formerly known as AXA/Franklin Balanced Managed Volatility.
(14)	Formerly known as AXA/Franklin Small Cap Value Managed Volatility.
(15)	Formerly known as AXA/Franklin Templeton Allocation Managed Volatility.
(16)	Formerly known as AXA Global Equity Managed Volatility.
(17)	Formerly known as AXA Growth Strategy.
(18)	Formerly known as AXA International Core Managed Volatility.
(19)	Formerly known as AXA International Value Managed Volatility.
(20)	Formerly known as AXA/Janus Enterprise.
(21)	Formerly known as AXA Large Cap Core Managed Volatility.
(22)	Formerly known as AXA Large Cap Growth Managed Volatility.
(23)	Formerly known as AXA Large Cap Value Managed Volatility.
(24)	Formerly known as AXA Mid Cap Value Managed Volatility.
(25)	Formerly known as AXA Moderate Growth Strategy.
(26)	Formerly known as AXA/Templeton Global Equity Managed Volatility.

*	An affiliate of AXA Equitable providing advisory and other services to one or more Portfolios of this Trust, as further described in Note 5 of these financial statements.
Note: Separate Account No. 49 also includes one Variable Investment Option that has not been offered to the public and for which the financial statements have not been included herein.

FSA-46

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2019

1.	Organization (Continued)

The Account is used to fund benefits for variable annuities issued by AXA Equitable including the Accumulator, Accumulator Plus, Accumulator Elite, Accumulator Select, Stylus, Accumulator Advisor, Accumulator Express, Retirement Income for Life, Structured Capital Strategies, including all contracts issued currently (collectively, the “Contracts”). These annuities in the Accumulator series are offered with the same Variable Investment Options for use as a nonqualified annuity (“NQ”) for after-tax contributions only, or when used as an investment vehicle for certain qualified plans (“QP”), an individual retirement annuity (“IRA”) or a tax-shelter annuity (“TSA”). The Accumulator series of annuities are offered under group and individual variable annuity forms.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from AXA Equitable’s other assets and liabilities. All Contracts are issued by AXA Equitable. The assets of the Account are the property of AXA Equitable. However, the portion of the Account’s assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business AXA Equitable may conduct.

The amount retained by AXA Equitable in the Account arises primarily from (1) contributions from AXA Equitable, and (2) that portion, determined ratably, of the Account’s investment results applicable to those assets in the Account in excess of the net assets attributable to accumulation units. Amounts retained by AXA Equitable are not subject to charges for mortality and expense risks, asset-based administration charges and distribution charges. Amounts retained by AXA Equitable in the Account may be transferred at any time by AXA Equitable to its General Account (“General Account”).

Each of the Variable Investment Options of the Account bears indirect exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements and footnotes should be read in conjunction with the financial statements and footnotes of the Portfolios of the Trusts, which are distributed by AXA Equitable to the Contractowners of the Variable Investment Options of the Account.

In the normal course of business, AXA Equitable may have agreements to indemnify another party under given circumstances. The maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not been, made against the Variable Investment Options of the Account. Based on experience, the risk of material loss is expected to be remote.

2.	Significant Accounting Policies

The accompanying financial statements are prepared in conformity with GAAP. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments:

Investments are made in shares of the Portfolios and the fair values of investments are the reported net asset values per share of the respective Portfolios. The net asset value is determined by the Trusts using the fair value of the underlying assets of the Portfolio less liabilities.

Investment Transactions and Investment Income:

Investment transactions are recorded on the trade date. Dividend income and and net realized gain distributions from the Portfolios are recorded and automatically reinvested on the ex-dividend date. Net realized gain (loss) on investments are gains and losses on redemptions of investments in the Portfolios (determined on the identified cost basis).

Due to and Due from:

Receivable/payable for policy-related transactions represent amounts due to/from AXA Equitable’s General Account primarily related to premiums, surrenders, death benefits and amounts transferred among various Portfolios by Contractowners. Receivable/payable for shares of the Portfolios sold/purchased represent unsettled trades.

FSA-47

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2019

2.	Significant Accounting Policies (Continued)

Contract Payments and Transfers:

Payments received from Contractowners represent participant contributions under the Contracts (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) reduced by deductions and charges, including premium charges, as applicable, and state premium taxes. Contractowners may allocate amounts in their individual accounts to Variable Investment Options of the Account and/or to the guaranteed interest account of AXA Equitable’s General Account, and/or fixed maturity options of Separate Account No. 46 and/or index fund options of Separate Account No. 68.

Transfers between Variable Investment Options including the guaranteed interest account, net, are amounts that participants have directed to be moved among Portfolios, including permitted transfers to and from the guaranteed interest account and the fixed maturity options of Separate Account No. 46 and/or index fund options of Separate Account No. 68. The net assets of any Variable Investment Option may not be less than the aggregate value of the Contractowner accounts allocated to that Variable Investment Option. AXA Equitable is required by state insurance laws to set aside additional assets in AXA Equitable’s General Account to provide for other policy benefits. AXA Equitable’s General Account is subject to creditor rights.

Redemptions for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them or applied to the purchase of annuities. Withdrawal charges, if any, are included in Redemptions for contract benefits and terminations to the extent that such charges apply to the contracts. Administrative charges, if any, are included in Contract maintenance charges to the extent that such charges apply to the Contracts.

Taxes:

The operations of the Account are included in the federal income tax return of AXA Equitable which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by AXA Equitable is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. However, AXA Equitable retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.

3.	Fair Value Disclosures

Under GAAP, fair value is the price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1 — Quoted prices that are publicly available for identical assets in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 — Observable inputs other than Level 1 prices, such as quoted prices for similar assets, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

Level 3 — Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity’s own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

All investments of each Variable Investment Option of the Account have been classified as Level 1. There were no transfers between level 1, level 2 and level 3 during the year.

FSA-48

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2019

4.	Purchases and Sales of Portfolios

The cost of purchases and proceeds from sales of Portfolios for the year ended December 31, 2019 were as follows:

	Purchases	Sales
1290 VT GAMCO MERGERS & ACQUISITIONS	$17,018,360	$23,693,016
1290 VT GAMCO SMALL COMPANY VALUE	34,256,789	98,696,609
1290 VT SOCIALLY RESPONSIBLE	12,040,065	14,098,377
EQ/400 MANAGED VOLATILITY	19,066,495	41,231,892
EQ/2000 MANAGED VOLATILITY	28,176,346	56,307,868
EQ/AB SHORT DURATION GOVERNMENT BOND	60,784,535	92,534,557
EQ/AB SMALL CAP GROWTH	65,608,909	77,427,613
EQ/AGGRESSIVE ALLOCATION	224,523,614	294,454,748
EQ/BALANCED STRATEGY	18,419,524	51,830,359
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	15,136,445	24,174,148
EQ/COMMON STOCK INDEX	61,423,666	114,045,316
EQ/CONSERVATIVE ALLOCATION	123,364,305	186,438,196
EQ/CONSERVATIVE GROWTH STRATEGY	6,613,096	21,711,571
EQ/CONSERVATIVE STRATEGY	8,618,730	14,893,686
EQ/CONSERVATIVE-PLUS ALLOCATION	109,284,652	164,164,559
EQ/CORE BOND INDEX	107,902,264	214,178,537
EQ/EQUITY 500 INDEX	132,917,451	277,086,645
EQ/FRANKLIN BALANCED MANAGED VOLATILITY	50,310,912	98,451,072
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	12,515,014	14,348,337
EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY	76,493,266	154,038,882
EQ/GLOBAL EQUITY MANAGED VOLATILITY	40,768,997	106,181,351
EQ/GROWTH STRATEGY	22,930,541	87,334,892
EQ/INTERMEDIATE GOVERNMENT BOND	30,819,572	38,697,600
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	38,550,009	102,556,661
EQ/INTERNATIONAL EQUITY INDEX	38,781,008	76,349,773
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	22,578,901	46,218,495
EQ/JANUS ENTERPRISE	46,667,039	77,296,823
EQ/LARGE CAP CORE MANAGED VOLATILITY	121,452,670	205,431,919
EQ/LARGE CAP GROWTH INDEX	95,825,419	115,932,245
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	256,491,798	424,758,420
EQ/LARGE CAP VALUE INDEX	56,573,189	59,262,403
EQ/LARGE CAP VALUE MANAGED VOLATILITY	194,873,337	301,909,494
EQ/MID CAP INDEX	58,292,749	104,515,585
EQ/MID CAP VALUE MANAGED VOLATILITY	78,911,236	131,740,886
EQ/MODERATE ALLOCATION	282,307,742	553,762,117
EQ/MODERATE GROWTH STRATEGY	28,018,726	100,837,459
EQ/MODERATE-PLUS ALLOCATION	537,639,861	842,076,422
EQ/MONEY MARKET	8,440,215,260	8,303,765,104
EQ/QUALITY BOND PLUS	67,439,271	149,218,505
EQ/SMALL COMPANY INDEX	49,858,162	64,257,257
EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY	23,670,068	35,500,215
MULTIMANAGER TECHNOLOGY	96,887,192	115,694,475

5.	Expenses and Related Party Transactions

The assets in each Variable Investment Option are invested in shares of a corresponding Portfolio of the Trusts. Shares are offered by the Portfolios at net asset value. Shares in which the Variable Investment Options invest are categorized by the share class of the Portfolio. EQAT issues Class IA, Class IB and Class K shares and VIP issues Class A, Class B and Class K shares. All share classes issued by EQAT and VIP are subject to fees for investment management, administration and other Portfolio expenses. Class A, Class IA, Class B and Class IB are also subject to distribution fees imposed under distribution plans (“Distribution Plans”) and adopted by EQAT and VIP in the manner prescribed under Rule 12b-1 under

FSA-49

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2019

5.	Expenses and Related Party Transactions (Continued)

the 1940 Act. The Distribution Plans provide that the EQAT and VIP Trusts, on behalf of each related Portfolio, may charge a maximum annual distribution fee (“12b-1 fee”) of 0.25% of the average daily net assets of a Portfolio attributable to its Class A, Class IA, Class B and Class IB shares. The class-specific expenses attributable to the investment in each share class of the Portfolios in which the Variable Investment Options invest are borne by the specific unit classes of the Variable Investment Options to which the investments are attributable.

EQAT and VIP, on behalf of each Portfolio, have entered into distribution agreements with AXA Distributions, LLC (“AXA Distributors”), a wholly-owned subsidiary of AXA Equitable and an affiliate of AXA Equitable Funds Management Group, LLC (“FMG LLC”). The Distribution Plans provide that AXA Distributors will be entitled to receive a maximum 12b-1 fee as described above.

FMG LLC, a wholly-owned subsidiary of AXA Equitable serves as investment adviser of the Portfolios of EQAT and VIP. FMG LLC either (1) directly manages the Portfolios or (2) contracts with and oversees the activities of the investment sub-advisers with respect to the Portfolios. FMG LLC receives management fees for services performed in its capacity as investment adviser of the Portfolios of EQAT and VIP, and pays fees to the sub-advisers for sub-advisory services to the respective Portfolios. FMG LLC also serves as administrator of the Portfolios of EQAT and VIP. As the administrator, FMG LLC either (1) carries out its responsibilities directly or (2) through sub-contracting with third-party providers. FMG LLC receives administrative fees for services performed in its capacity as administrator of the Portfolios of EQAT and VIP. Expenses of the Portfolios of EQAT and VIP generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.58% to a high of 1.31% (after waivers, reimbursements, fees paid indirectly and including indirect expenses, as applicable) of the average daily net assets of the Portfolios of EQAT and VIP. Since these fees and expenses are reflected in the net asset value of the shares of the Portfolios and the total returns of the Variable Investment Options, they are not included in the expenses or expense ratios of the Variable Investment Options.

AllianceBernstein L.P. (“AllianceBernstein”) serves as an investment advisor for a number of Portfolios in EQAT and VIP, including the EQ/AB Short Duration Government Bond; EQ/AB Small Cap Growth, EQ/Common Stock Index; EQ/Equity 500 Index; EQ/International Equity Index; EQ/Large Cap Growth Index; EQ/Large Cap Value Index; EQ/Mid Cap Index and EQ/Small Company Index; as well as a portion of EQ/Large Cap Value Managed Volatility; EQ/Quality Bond PLUS; and Multimanager Technology. AllianceBernstein is a limited partnership which is indirectly majority-owned by AXA Equitable Holdings, Inc.

AXA Advisors and AXA Distributors are distributors and principal underwriters of the Contracts and the Account. They are both registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority (“FINRA”).

The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network LLC, or its subsidiaries (“AXA Network”) (affiliates of AXA Equitable). AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service-related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with AXA Equitable) and their affiliated broker-dealers (who are registered with the SEC and members of the FINRA) that have entered into selling agreements with Distributors. The licensed insurance agents who sell AXA Equitable policies for these companies are appointed as agents of AXA Equitable and are registered representatives of the broker-dealers under contract with Distributors.

AXA Equitable serves as the transfer agent for EQAT and VIP.

FSA-50

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2019

6.	Asset-based Charges and Contractowner Charges

Charges are made directly against the net assets of the Account and are reflected daily in the computation of the unit values of the Contracts. These charges are reflected as “Asset-based Charges” in the Statement of Operations. Under the Contracts, AXA Equitable charges the account for the following:

	Mortality and Expense Risks	Asset-based Administration Charge	Distribution Charge	Current Aggregate Charge	Maximum Aggregate Charge

Accumulator and Rollover IRA issued before May 1, 1997	0.90%	0.30%	—	1.20%	1.20%

Accumulator issued on or after May 1, 1997	1.10%	0.25%	—	1.35%	1.35%

Accumulator issued on or after March 1, 2000	1.10%	0.25%	0.20%	1.55%	1.55%

Accumulator issued on or after April 1, 2002	0.75%	0.25%	0.20%	1.20%	1.20%

Accumulator issued on or after September 15, 2003	0.75%	0.30%	0.20%	1.25%	1.25%

Accumulator 06, 07, 8.0, 9.0	0.80%	0.30%	0.20%	1.30%	1.30%

Accumulator Elite, Plus, Select	1.10%	0.25%	0.25%	1.60%	1.60%

Accumulator Select II	1.10%	0.35%	0.45%	1.90%	1.90%

Accumulator Select issued on or after April 1, 2002	1.10%	0.25%	0.35%	1.70%	1.70%

Accumulator Plus issued on or after April 1, 2002	0.90%	0.25%	0.25%	1.40%	1.40%

Accumulator Plus issued on or after September 15, 2003	0.90%	0.35%	0.25%	1.50%	1.50%

Accumulator Plus 06, 07, 8.0, 9.0	0.95%	0.35%	0.25%	1.55%	1.55%

Accumulator Elite issued on or after September 15, 2003	1.10%	0.30%	0.25%	1.65%	1.65%

Accumulator Elite II	1.10%	0.25%	0.45%	1.80%	1.80%

Accumulator Elite 06, 07, 8.0, 9.0	1.10%	0.30%	0.25%	1.65%	1.65%

Stylus	0.80%	0.30%	0.05%	1.15%	1.15%

Retirement Income for Life	0.75%	0.30%	0.20%	1.25%	1.25%

Retirement Income for Life (NY)	0.80%	0.30%	0.20%	1.30%	1.30%

Accumulator Advisor(1)	0.50%	—	—	0.50%	0.50%

Accumulator Express	0.70%	0.25%	—	0.95%	0.95%

Structured Capital Strategies PLUS Guard	1.15%	—	—	—	—

Structured Capital Strategies Series B(2)	1.25%	—	—	1.25%	1.25%

Structured Capital Strategies Series ADV(2)	0.65%	—	—	0.65%	0.65%

Structured Capital Strategies Series C(2)	1.65%	—	—	1.65%	1.65%

Structured Capital Strategies 16 Series B(2)	1.25%	—	—	1.25%	1.25%

Structured Capital Strategies 16 Series ADV(2)	0.25%	—	—	0.25%	0.25%

Structured Capital Strategies 16 Series C(2)	1.65%	—	—	1.65%	1.65%

Structured Capital Strategies PLUS	1.15%	—	—	1.15%	1.15%

(1)	Accumulator Advisor’s annual charge of 0.50% includes mortality and expense risks charges and administrative charges to compensate for certain administrative expenses under the contract.
(2)	Under Structured Capital Strategies Prospectus, Mortality and Expense Risks is referred to as a contract fee.

FSA-51

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2019

6.	Asset-based Charges and Contractowner Charges (Continued)

Included as part of “Contract Maintenance Charges” in the Statements of Changes in Net Assets are certain administrative charges which are deducted from the Contractowners account value as a redemption of units.

The table below lists the fees charged by the Variable Investment Option assessed as a redemption of units. The range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the Contract or a Contractowner’s account value. These charges are reflected as part of “Contractowners Transactions” in the Statement of Changes in Net Assets.

Charges	When charge is deducted	Amount deducted	How deducted

Charges for state premium and other applicable taxes	At time of transaction	Varies by state	Applied to an annuity payout option

Annual Administrative Charge	Annually on each contract date anniversary.	Depending on account value, in Years 1 to 2 lesser of $30 or 2% of account value, thereafter $30	Unit liquidation from account value

Variable Immediate Annuity payout option administrative fee	At time of transaction	$350 annuity administrative fee	Unit liquidation from account value

Withdrawal charge	At time of transaction	Low – 0% in contract year 10 and thereafter.	Unit liquidation from account value

High – 8% in contract years 1 and 2. The charge is 7% in contract years 3 and 4, and declines 1% each contract year until it reaches 0% in contract year 10.

Note – Depending on the contract and/or certain elections made under the contract, the withdrawal charge may or may not apply.

BaseBuilder benefit charge	Annually on each contract date anniversary.	0.30%	Unit liquidation from account value

Protection Plus	Annually on each contract date anniversary.	Low – 0.20% High – 0.35%	Unit liquidation from account value

Guaranteed minimum death benefit options:

Annual ratchet to age 85	Annually on each contract date anniversary.	Low – 0.20% of the Annual ratchet to age 85 benefit base	Unit liquidation from account value

High – 0.35% of the Annual ratchet to age 85 benefit base

Greater of 4% roll up to age 85 or Annual ratchet to age 85	Annually on each contract date anniversary.	1.00% of the greater of 4% roll-up to age 85 or Annual ratchet to age 85 benefit base (max to 1.15%)

Greater of 5% rollup to age 85 or annual ratchet to age 85	Annually on each contract date anniversary.	Low – 0.50% of the greater of 5% roll-up to age 85 or annual ratchet to age 85 benefit base	Unit liquidation from account value

High – 1.00 % of 5% roll-up to age 85 or Annual ratchet to age 85 benefit base

6% rollup to age 80 or 70		0.20% of 6% roll-up to age 80 (or 70) benefit base

FSA-52

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2019

6.	Asset-based Charges and Contractowner Charges (Continued)

Charges	When charge is deducted	Amount deducted	How deducted

6% rollup to age 85	Annually on each contract date anniversary.	Low – 0.35% of the 6% roll-up to age 85 benefit base	Unit liquidation from account value

High – 0.45% of the 6% roll-up to age 85 benefit base

Greater of 6.5%, 6% or 3% rollup to age 85 or annual ratchet to age 85	Annually on each contract date anniversary.	Low – 0.45% of the 6% roll-up to age 85 benefit base or the Annual ratchet to age 85 benefit base, as applicable	Unit liquidation from account value

High – 1.10% of the 6.5%, 6% or 3% roll-up to age 85 benefit base or the Annual ratchet to age 85 benefit base, as applicable

Greater of 5% rollup to owner’s age 80 or Annual ratchet to owner’s age 80		Low – 0.80% (max 0.95%) of the 5% roll-up to age 80 benefit base or the annual ratchet benefit base, as applicable

High – 1.25% (max 1.25%) of the 5% roll-up to age 80 benefit base or the annual ratchet benefit base, as applicable

Greater of compounded annual roll-up to age 85 or annual ratchet to age 85

Low – 0.80% (max 0.95%) of the roll-up to age 85 benefit base or annual ratchet to age 85 benefit base, as applicable

High – 1.05% (max 1.05%) of the roll-up to age 85 benefit base or annual ratchet to age 85 benefit base, as applicable

Greater of GMDB I Greater of GMDB II	Annually on each contract date anniversary.	GMDB I election: 0.80% (max 1.05%) GMDB II election: 1.00% (max 1.25%)	Unit liquidation from account value

Greater of GMIB I Greater of GMIB II	Annually on each contract date anniversary.	GMIB I election: 0.80% (max 1.20%) GMIB II election: 1.00% (max 1.40%)	Unit liquidation from account value

Guaranteed Withdrawal Benefit for Life Enhanced Death Benefit	Annually on each contract date anniversary.	0.30%	Unit liquidation from account value

Earnings Enhancement Benefit (additional death benefit)	Annually on each contract date anniversary.	0.35%	Unit liquidation from account value

Guaranteed Minimum Income Benefit	Annually on each contract date anniversary.	Low – 0.45% High – 1.15% (max 1.30%)	Unit liquidation from account value

Guaranteed Principal Benefit	Annually on first 10 contract date anniversaries	Low – 100% Guaranteed Principal Benefit – 0.50%	Unit liquidation from account value

High – 125% Guaranteed Principal Benefit – 0.75%

Guaranteed Withdrawal Benefit	Annually on each contract date anniversary.	Low – 5% Withdrawal Option is 0.35% (max 0.60%)	Unit liquidation from account value

High – 7% Withdrawal Option is 0.50% (max 0.80%)

FSA-53

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2019

6.	Asset-based Charges and Contractowner Charges (Continued)

Charges	When charge is deducted	Amount deducted	How deducted

Net Loan Interest charge for Rollover	Netted against loan repayment	2.00%	Unit liquidation from account value

Retirement Income for Life Benefit charge	Annually on contract date anniversary.	Low – 0.60% for Single life 0.75% for Joint life	Unit liquidation from account value

High – 0.75% for Single life 0.90% for Joint life

Guaranteed Withdrawal Benefit for Life (GWBL)	Annually on each contract date anniversary.	Low – 0.60% for Single life; 0.75% for Joint life	Unit liquidation from account value

High – 0.80% for Single life; 0.95% for Joint life

Death benefit under converted GWBL	Annually on each contract date anniversary.	The GMDB charge in effect prior to conversion will be deducted. Note – Charge will vary depending on combination GMDB elections.	Unit liquidation from account value

Converted Guaranteed withdrawal benefit for life charge	Upon initial conversion and annually on each contract date anniversary thereafter	Single and Joint life – charge is equal to the percentage of Guaranteed minimum income benefit base charge deducted as the Guaranteed minimum income benefit charge on the conversion effective date. Annual ratchets may increase the charge to a percentage equal to the maximum charge for the Guaranteed minimum income benefit.	Unit liquidation from account value

Return of Premium (ROP) DB	Daily	Cost is 0.20%. Max is 0.40%.	Unit liquidation from account value

Charge for each additional transfer in excess of 12 transfers per contract year	At time of transaction	Maximum Charge $35 Current Charge $0	Unit liquidation from account value

Special service charges:

Express mail charge	At time of transaction	Current and Maximum Charge: $35	Unit liquidation from account value

Wire transfer charge	At time of transaction	Current and Maximum Charge: $90	Unit liquidation from account value

Duplicate contract charge	At time of transaction	Current and Maximum Charge: $35	Unit liquidation from account value

Check preparation charge	At time of transaction	Maximum Charge: $85. Current charge: $0 Note – This charge is currently waived. This waiver may discontinue with or without notice.	Unit liquidation from account value

Charge for third party transfer or exchange	At time of transaction	Maximum Charge: $125. Current charge: $65 Note – This charge is currently waived. This waiver may discontinue with or without notice.	Unit liquidation from account value

FSA-54

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2019

7.	Financial Highlights

The ranges for the total return ratios and unit values correspond to the product groupings that produced the lowest and highest expense ratios. The lowest and the highest contract charge represents the annual contract expenses consisting of mortality, expense risk, financial accounting and other expenses, for each period indicated. This ratio includes only those expenses that result in direct reduction to unit value. Charges made directly to Contractowner account through the redemption of units and expenses of the respective Portfolio have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as Contractowners may not have selected all available and applicable contract options. Due to the timing of the introduction of new products into the Variable Account, contract charges and related unit values and total returns may fall outside of the ranges presented in the financial highlights.

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

1290 VT GAMCO Mergers & Acquisitions
2019	Lowest contract charge 1.20% Class IB	$16.56	—	—	—	7.32%
	Highest contract charge 1.80% Class IB	$15.14	—	—	—	6.62%
	All contract charges	—	8,328	$132,273	4.05%
2018	Lowest contract charge 1.20% Class IB	$15.43	—	—	—	(6.03)%
	Highest contract charge 1.80% Class IB	$14.20	—	—	—	(6.58)%
	All contract charges	—	9,116	$135,186	1.41%
2017	Lowest contract charge 1.20% Class IB	$16.42	—	—	—	4.92%
	Highest contract charge 1.80% Class IB	$15.20	—	—	—	4.25%
	All contract charges	—	9,910	$156,812	0.16%
2016	Lowest contract charge 1.20% Class IB	$15.65	—	—	—	6.39%
	Highest contract charge 1.80% Class IB	$14.58	—	—	—	5.73%
	All contract charges	—	10,886	$164,621	0.01%
2015	Lowest contract charge 1.20% Class IB	$14.71	—	—	—	1.38%
	Highest contract charge 1.80% Class IB	$13.79	—	—	—	0.80%
	All contract charges	—	12,267	$174,758	0.00%

1290 VT GAMCO Small Company Value
2019	Lowest contract charge 1.20% Class IB	$78.76	—	—	—	21.86%
	Highest contract charge 1.90% Class IB	$63.00	—	—	—	21.01%
	All contract charges	—	10,091	$780,265	0.58%
2018	Lowest contract charge 0.95% Class IB	$69.80	—	—	—	(16.39)%
	Highest contract charge 1.90% Class IB	$52.06	—	—	—	(17.20)%
	All contract charges	—	11,155	$709,361	0.53%
2017	Lowest contract charge 0.95% Class IB	$83.48	—	—	—	15.00%
	Highest contract charge 1.90% Class IB	$62.87	—	—	—	13.89%
	All contract charges	—	12,480	$952,047	0.59%
2016	Lowest contract charge 0.95% Class IB	$72.59	—	—	—	22.10%
	Highest contract charge 1.90% Class IB	$55.20	—	—	—	20.95%
	All contract charges	—	13,796	$919,875	0.49%
2015	Lowest contract charge 0.95% Class IB	$59.45	—	—	—	(6.60)%
	Highest contract charge 1.90% Class IB	$45.64	—	—	—	(7.50)%
	All contract charges	—	15,235	$835,281	0.50%

1290 VT Socially Responsible
2019	Lowest contract charge 1.20% Class IB	$20.92	—	—	—	28.66%
	Highest contract charge 1.80% Class IB	$18.48	—	—	—	27.89%
	All contract charges	—	3,597	$84,475	0.91%
2018	Lowest contract charge 1.20% Class IB	$16.26	—	—	—	(5.52)%
	Highest contract charge 1.80% Class IB	$14.45	—	—	—	(6.11)%
	All contract charges	—	3,708	$68,116	0.96%
2017	Lowest contract charge 1.20% Class IB	$17.21	—	—	—	19.02%
	Highest contract charge 1.80% Class IB	$15.39	—	—	—	18.29%
	All contract charges	—	3,872	$75,311	1.03%

FSA-55

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2019

7.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

1290 VT Socially Responsible (Continued)
2016	Lowest contract charge 1.20% Class IB	$14.46	—	—	—	8.64%
	Highest contract charge 1.80% Class IB	$13.01	—	—	—	7.97%
	All contract charges	—	4,056	$66,449	1.14%
2015	Lowest contract charge 1.20% Class IB	$13.31	—	—	—	(0.75)%
	Highest contract charge 1.80% Class IB	$12.05	—	—	—	(1.39)%
	All contract charges	—	4,679	$70,768	0.99%

EQ/400 Managed Volatility
2019	Lowest contract charge 1.20% Class IB	$16.69	—	—	—	23.45%
	Highest contract charge 1.90% Class IB	$15.92	—	—	—	22.56%
	All contract charges	—	17,473	$286,745	0.94%
2018	Lowest contract charge 0.95% Class IB	$13.72	—	—	—	(13.11)%
	Highest contract charge 1.90% Class IB	$12.99	—	—	—	(13.97)%
	All contract charges	—	19,314	$257,381	0.90%
2017	Lowest contract charge 0.95% Class IB	$15.79	—	—	—	14.17%
	Highest contract charge 1.90% Class IB	$15.10	—	—	—	13.11%
	All contract charges	—	21,816	$336,321	0.74%
2016	Lowest contract charge 0.95% Class IB	$13.83	—	—	—	18.51%
	Highest contract charge 1.90% Class IB	$13.35	—	—	—	17.41%
	All contract charges	—	24,008	$325,978	0.75%
2015	Lowest contract charge 0.95% Class IB	$11.67	—	—	—	(4.03)%
	Highest contract charge 1.90% Class IB	$11.37	—	—	—	(5.01)%
	All contract charges	—	26,133	$300,803	0.52%

EQ/2000 Managed Volatility
2019	Lowest contract charge 0.95% Class IB	$16.80	—	—	—	23.26%
	Highest contract charge 1.90% Class IB	$15.76	—	—	—	22.08%
	All contract charges	—	28,331	$460,532	0.89%
2018	Lowest contract charge 0.95% Class IB	$13.63	—	—	—	(12.74)%
	Highest contract charge 1.90% Class IB	$12.91	—	—	—	(13.59)%
	All contract charges	—	31,217	$413,706	0.72%
2017	Lowest contract charge 0.95% Class IB	$15.62	—	—	—	12.78%
	Highest contract charge 1.90% Class IB	$14.94	—	—	—	11.66%
	All contract charges	—	34,756	$530,633	0.70%
2016	Lowest contract charge 0.95% Class IB	$13.85	—	—	—	19.40%
	Highest contract charge 1.90% Class IB	$13.38	—	—	—	18.30%
	All contract charges	—	38,753	$527,274	0.72%
2015	Lowest contract charge 0.95% Class IB	$11.60	—	—	—	(6.07)%
	Highest contract charge 1.90% Class IB	$11.31	—	—	—	(6.91)%
	All contract charges	—	43,378	$496,898	0.37%

EQ/AB Short Duration Government Bond
2019	Lowest contract charge 1.20% Class IB	$9.46	—	—	—	1.28%
	Highest contract charge 1.90% Class IB	$9.02	—	—	—	0.56%
	All contract charges	—	50,495	$468,549	1.72%
2018	Lowest contract charge 1.20% Class IB	$9.34	—	—	—	—%
	Highest contract charge 1.90% Class IB	$8.97	—	—	—	(0.77)%
	All contract charges	—	54,057	$496,516	1.29%
2017	Lowest contract charge 0.95% Class IB	$9.45	—	—	—	(0.74)%
	Highest contract charge 1.90% Class IB	$9.04	—	—	—	(1.74)%
	All contract charges	—	56,048	$516,742	0.48%
2016	Lowest contract charge 0.95% Class IB	$9.52	—	—	—	(0.83)%
	Highest contract charge 1.90% Class IB	$9.20	—	—	—	(1.71)%
	All contract charges	—	61,422	$573,463	0.09%
2015	Lowest contract charge 0.95% Class IB	$9.60	—	—	—	(1.44)%
	Highest contract charge 1.90% Class IB	$9.36	—	—	—	(2.40)%
	All contract charges	—	67,954	$643,138	0.00%

FSA-56

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2019

7.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/AB Small Cap Growth
2019	Lowest contract charge 0.95% Class IB	$50.56	—	—	—	26.59%
	Highest contract charge 1.90% Class IB	$40.63	—	—	—	25.36%
	All contract charges	—	12,224	$480,449	0.16%
2018	Lowest contract charge 0.95% Class IB	$39.94	—	—	—	(8.75)%
	Highest contract charge 1.90% Class IB	$32.41	—	—	—	(9.65)%
	All contract charges	—	13,640	$425,441	0.12%
2017	Lowest contract charge 0.95% Class IB	$43.77	—	—	—	21.52%
	Highest contract charge 1.90% Class IB	$35.87	—	—	—	20.37%
	All contract charges	—	14,720	$506,213	0.28%
2016	Lowest contract charge 0.95% Class IB	$36.02	—	—	—	11.48%
	Highest contract charge 1.90% Class IB	$29.80	—	—	—	10.45%
	All contract charges	—	16,183	$461,337	0.36%
2015	Lowest contract charge 0.95% Class IB	$32.31	—	—	—	(3.81)%
	Highest contract charge 1.90% Class IB	$26.98	—	—	—	(4.77)%
	All contract charges	—	18,252	$469,041	0.05%

EQ/Aggressive Allocation
2019	Lowest contract charge 1.15% Class B	$21.41	—	—	—	23.05%
	Highest contract charge 1.90% Class B	$18.97	—	—	—	22.15%
	All contract charges	—	106,585	$2,315,011	1.52%
2018	Lowest contract charge 1.15% Class B	$17.40	—	—	—	(9.75)%
	Highest contract charge 1.90% Class B	$15.53	—	—	—	(10.49)%
	All contract charges	—	118,690	$2,102,267	1.51%
2017	Lowest contract charge 1.15% Class B	$19.28	—	—	—	17.70%
	Highest contract charge 1.90% Class B	$17.35	—	—	—	16.84%
	All contract charges	—	130,009	$2,561,277	1.46%
2016	Lowest contract charge 1.15% Class B	$16.38	—	—	—	7.55%
	Highest contract charge 1.90% Class B	$14.85	—	—	—	6.76%
	All contract charges	—	140,150	$2,353,275	0.93%
2015	Lowest contract charge 1.15% Class B	$15.23	—	—	—	(2.87)%
	Highest contract charge 1.90% Class B	$13.91	—	—	—	(3.60)%
	All contract charges	—	156,829	$2,456,477	0.92%

EQ/Balanced Strategy
2019	Lowest contract charge 1.15% Class IB	$11.36	—	—	—	14.29%
	Highest contract charge 1.70% Class IB	$16.80	—	—	—	13.67%
	All contract charges	—	20,409	$353,245	1.45%
2018	Lowest contract charge 1.15% Class IB	$9.94	—	—	—	(5.24)%
	Highest contract charge 1.70% Class IB	$14.78	—	—	—	(5.80)%
	All contract charges	—	22,766	$346,399	1.14%
2017	Lowest contract charge 1.15% Class IB(a)	$10.49	—	—	—	4.80%
	Highest contract charge 1.70% Class IB	$15.69	—	—	—	7.98%
	All contract charges	—	25,875	$416,713	1.23%
2016	Lowest contract charge 1.30% Class IB	$14.98	—	—	—	4.61%
	Highest contract charge 1.70% Class IB	$14.53	—	—	—	4.23%
	All contract charges	—	28,957	$430,865	0.83%
2015	Lowest contract charge 1.30% Class IB	$14.32	—	—	—	(1.98)%
	Highest contract charge 1.70% Class IB	$13.94	—	—	—	(2.38)%
	All contract charges	—	31,558	$449,309	0.94%

EQ/ClearBridge Select Equity Managed Volatility
2019	Lowest contract charge 1.20% Class IB	$18.92	—	—	—	31.94%
	Highest contract charge 1.70% Class IB	$17.68	—	—	—	31.25%
	All contract charges	—	9,351	$170,030	0.35%
2018	Lowest contract charge 1.20% Class IB	$14.34	—	—	—	(11.15)%
	Highest contract charge 1.80% Class IB	$13.30	—	—	—	(11.75)%
	All contract charges	—	9,943	$137,355	3.48%

FSA-57

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2019

7.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/ClearBridge Select Equity Managed Volatility (Continued)
2017	Lowest contract charge 1.20% Class IB	$16.14	—	—	—	12.87%
	Highest contract charge 1.80% Class IB	$15.07	—	—	—	12.21%
	All contract charges	—	11,095	$173,016	1.02%
2016	Lowest contract charge 1.20% Class IB	$14.30	—	—	—	11.81%
	Highest contract charge 1.80% Class IB	$13.43	—	—	—	11.08%
	All contract charges	—	12,043	$167,015	2.17%
2015	Lowest contract charge 1.20% Class IB	$12.79	—	—	—	(3.62)%
	Highest contract charge 1.80% Class IB	$12.09	—	—	—	(4.12)%
	All contract charges	—	13,722	$170,669	1.78%

EQ/Common Stock Index
2019	Lowest contract charge 0.95% Class IB	$658.08	—	—	—	28.99%
	Highest contract charge 1.90% Class IB	$431.04	—	—	—	27.76%
	All contract charges	—	17,160	$842,997	1.41%
2018	Lowest contract charge 0.95% Class IB	$510.16	—	—	—	(6.70)%
	Highest contract charge 1.90% Class IB	$337.39	—	—	—	(7.60)%
	All contract charges	—	19,181	$732,949	1.28%
2017	Lowest contract charge 0.95% Class IB	$546.79	—	—	—	19.33%
	Highest contract charge 1.90% Class IB	$365.14	—	—	—	18.19%
	All contract charges	—	21,356	$889,494	1.28%
2016	Lowest contract charge 0.95% Class IB	$458.22	—	—	—	10.63%
	Highest contract charge 1.90% Class IB	$308.95	—	—	—	9.58%
	All contract charges	—	23,298	$821,559	1.55%
2015	Lowest contract charge 0.95% Class IB	$414.19	—	—	—	(1.00)%
	Highest contract charge 1.90% Class IB	$281.95	—	—	—	(1.95)%
	All contract charges	—	25,480	$820,311	1.36%

EQ/Conservative Allocation
2019	Lowest contract charge 0.95% Class B	$14.30	—	—	—	8.17%
	Highest contract charge 1.80% Class B	$12.47	—	—	—	7.22%
	All contract charges	—	62,969	$853,549	1.61%
2018	Lowest contract charge 1.15% Class B	$12.83	—	—	—	(2.66)%
	Highest contract charge 1.80% Class B	$11.63	—	—	—	(3.33)%
	All contract charges	—	69,174	$871,166	1.46%
2017	Lowest contract charge 1.15% Class B	$13.18	—	—	—	3.70%
	Highest contract charge 1.80% Class B	$12.03	—	—	—	3.08%
	All contract charges	—	77,119	$1,002,197	1.07%
2016	Lowest contract charge 1.15% Class B	$12.71	—	—	—	1.76%
	Highest contract charge 1.80% Class B	$11.67	—	—	—	1.04%
	All contract charges	—	91,404	$1,148,298	0.92%
2015	Lowest contract charge 1.15% Class B	$12.49	—	—	—	(1.42)%
	Highest contract charge 1.80% Class B	$11.55	—	—	—	(2.04)%
	All contract charges	—	96,782	$1,199,846	0.79%

EQ/Conservative Growth Strategy
2019	Lowest contract charge 1.30% Class IB	$16.02	—	—	—	11.87%
	Highest contract charge 1.70% Class IB	$15.35	—	—	—	11.47%
	All contract charges	—	8,175	$129,062	1.43%
2018	Lowest contract charge 1.30% Class IB	$14.32	—	—	—	(4.47)%
	Highest contract charge 1.70% Class IB	$13.77	—	—	—	(4.90)%
	All contract charges	—	9,290	$131,207	1.14%
2017	Lowest contract charge 1.30% Class IB	$14.99	—	—	—	6.54%
	Highest contract charge 1.70% Class IB	$14.48	—	—	—	6.16%
	All contract charges	—	10,796	$159,970	1.14%
2016	Lowest contract charge 1.30% Class IB	$14.07	—	—	—	3.61%
	Highest contract charge 1.70% Class IB	$13.64	—	—	—	3.18%
	All contract charges	—	12,331	$171,672	0.82%

FSA-58

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2019

7.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Conservative Growth Strategy (Continued)
2015	Lowest contract charge 1.30% Class IB	$13.58	—	—	—	(1.74)%
	Highest contract charge 1.70% Class IB	$13.22	—	—	—	(2.15)%
	All contract charges	—	13,773	$185,312	0.90%

EQ/Conservative Strategy
2019	Lowest contract charge 1.30% Class IB	$12.99	—	—	—	7.53%
	Highest contract charge 1.70% Class IB	$12.44	—	—	—	7.06%
	All contract charges	—	5,669	$72,659	1.46%
2018	Lowest contract charge 1.30% Class IB	$12.08	—	—	—	(2.66)%
	Highest contract charge 1.70% Class IB	$11.62	—	—	—	(3.09)%
	All contract charges	—	6,209	$74,064	1.16%
2017	Lowest contract charge 1.30% Class IB	$12.41	—	—	—	2.90%
	Highest contract charge 1.70% Class IB	$11.99	—	—	—	2.57%
	All contract charges	—	7,188	$88,246	0.96%
2016	Lowest contract charge 1.30% Class IB	$12.06	—	—	—	1.52%
	Highest contract charge 1.70% Class IB	$11.69	—	—	—	1.04%
	All contract charges	—	8,613	$102,857	0.75%
2015	Lowest contract charge 1.30% Class IB	$11.88	—	—	—	(1.49)%
	Highest contract charge 1.70% Class IB	$11.57	—	—	—	(1.87)%
	All contract charges	—	9,308	$109,700	0.78%

EQ/Conservative-Plus Allocation
2019	Lowest contract charge 0.95% Class B	$16.16	—	—	—	12.38%
	Highest contract charge 1.90% Class B	$13.87	—	—	—	11.32%
	All contract charges	—	57,546	$894,482	1.55%
2018	Lowest contract charge 0.95% Class B	$14.38	—	—	—	(4.58)%
	Highest contract charge 1.90% Class B	$12.46	—	—	—	(5.46)%
	All contract charges	—	63,456	$882,458	1.43%
2017	Lowest contract charge 0.95% Class B	$15.07	—	—	—	7.80%
	Highest contract charge 1.90% Class B	$13.18	—	—	—	6.72%
	All contract charges	—	70,736	$1,036,558	1.16%
2016	Lowest contract charge 0.95% Class B	$13.98	—	—	—	3.71%
	Highest contract charge 1.90% Class B	$12.35	—	—	—	2.75%
	All contract charges	—	78,798	$1,076,771	0.90%
2015	Lowest contract charge 0.95% Class B	$13.48	—	—	—	(1.53)%
	Highest contract charge 1.90% Class B	$12.02	—	—	—	(2.51)%
	All contract charges	—	86,341	$1,143,950	0.79%

EQ/Core Bond Index
2019	Lowest contract charge 0.25% Class IB	$10.63	—	—	—	5.98%
	Highest contract charge 1.90% Class IB	$12.99	—	—	—	4.25%
	All contract charges	—	99,658	$1,209,861	1.85%
2018	Lowest contract charge 0.25% Class IB	$10.03	—	—	—	—%
	Highest contract charge 1.90% Class IB	$12.46	—	—	—	(1.66)%
	All contract charges	—	108,912	$1,263,601	1.85%
2017	Lowest contract charge 0.25% Class IB (a)	$10.03	—	—	—	0.10%
	Highest contract charge 1.90% Class IB	$12.67	—	—	—	(0.47)%
	All contract charges	—	115,007	$1,350,453	1.54%
2016	Lowest contract charge 0.65% Class IB	$10.49	—	—	—	0.67%
	Highest contract charge 1.90% Class IB	$12.73	—	—	—	(0.55)%
	All contract charges	—	121,421	$1,426,090	1.44%
2015	Lowest contract charge 0.65% Class IB	$10.42	—	—	—	(0.19)%
	Highest contract charge 1.90% Class IB	$12.80	—	—	—	(1.46)%
	All contract charges	—	129,512	$1,526,309	1.43%

EQ/Equity 500 Index
2019	Lowest contract charge 0.25% Class IB	$13.88	—	—	—	30.33%
	Highest contract charge 1.90% Class IB	$60.32	—	—	—	28.20%
	All contract charges	—	51,195	$2,056,845	1.55%

FSA-59

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2019

7.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Equity 500 Index (Continued)
2018	Lowest contract charge 0.25% Class IB	$10.65	—	—	—	(5.16)%
	Highest contract charge 1.90% Class IB	$47.05	—	—	—	(6.76)%
	All contract charges	—	56,015	$1,755,273	1.41%
2017	Lowest contract charge 0.25% Class IB (a)	$11.23	—	—	—	12.08%
	Highest contract charge 1.90% Class IB	$50.46	—	—	—	18.76%
	All contract charges	—	61,267	$2,053,508	1.42%
2016	Lowest contract charge 0.65% Class IB	$20.68	—	—	—	10.47%
	Highest contract charge 1.90% Class IB	$42.49	—	—	—	9.12%
	All contract charges	—	65,022	$1,837,045	1.65%
2015	Lowest contract charge 0.65% Class IB	$18.72	—	—	—	0.16%
	Highest contract charge 1.90% Class IB	$38.94	—	—	—	(1.12)%
	All contract charges	—	66,440	$1,723,661	1.59%

EQ/Franklin Balanced Managed Volatility
2019	Lowest contract charge 0.95% Class IB	$16.60	—	—	—	15.44%
	Highest contract charge 1.80% Class IB	$14.80	—	—	—	14.46%
	All contract charges	—	41,040	$634,016	2.56%
2018	Lowest contract charge 0.95% Class IB	$14.38	—	—	—	(5.21)%
	Highest contract charge 1.80% Class IB	$12.93	—	—	—	(6.03)%
	All contract charges	—	45,641	$613,847	2.80%
2017	Lowest contract charge 0.95% Class IB	$15.17	—	—	—	8.98%
	Highest contract charge 1.80% Class IB	$13.76	—	—	—	8.01%
	Highest contract charge 1.80% Class IB	$12.74	—	—	—	8.52%
	All contract charges	—	51,384	$732,970	2.49%
2016	Lowest contract charge 0.95% Class IB	$13.92	—	—	—	9.35%
	Highest contract charge 1.80% Class IB	$12.74	—	—	—	8.52%
	All contract charges	—	55,731	$733,465	2.53%
2015	Lowest contract charge 0.95% Class IB	$12.73	—	—	—	(3.92)%
	Highest contract charge 1.80% Class IB	$11.74	—	—	—	(4.79)%
	All contract charges	—	59,076	$714,485	2.21%

EQ/Franklin Small Cap Value Managed Volatility
2019	Lowest contract charge 0.95% Class IB	$19.52	—	—	—	24.33%
	Highest contract charge 1.70% Class IB	$17.64	—	—	—	23.36%
	All contract charges	—	5,956	$108,127	0.89%
2018	Lowest contract charge 0.95% Class IB	$15.70	—	—	—	(13.69)%
	Highest contract charge 1.80% Class IB	$14.12	—	—	—	(14.42)%
	All contract charges	—	6,377	$93,648	0.59%
2017	Lowest contract charge 0.95% Class IB	$18.19	—	—	—	10.71%
	Highest contract charge 1.80% Class IB	$16.50	—	—	—	9.78%
	All contract charges	—	7,471	$127,772	0.52%
2016	Lowest contract charge 0.95% Class IB	$16.43	—	—	—	23.63%
	Highest contract charge 1.80% Class IB	$15.03	—	—	—	22.59%
	All contract charges	—	8,769	$136,220	0.40%
2015	Lowest contract charge 1.20% Class IB	$12.98	—	—	—	(7.62)%
	Highest contract charge 1.80% Class IB	$12.26	—	—	—	(8.23)%
	All contract charges	—	8,997	$113,550	0.22%

EQ/Franklin Templeton Allocation Managed Volatility
2019	Lowest contract charge 0.95% Class IB	$14.82	—	—	—	20.98%
	Highest contract charge 1.80% Class IB	$13.29	—	—	—	19.95%
	All contract charges	—	72,672	$1,003,496	1.98%
2018	Lowest contract charge 0.95% Class IB	$12.25	—	—	—	(9.53)%
	Highest contract charge 1.80% Class IB	$11.08	—	—	—	(10.28)%
	All contract charges	—	82,958	$951,636	2.14%
2017	Lowest contract charge 0.95% Class IB	$13.54	—	—	—	13.88%
	Highest contract charge 1.80% Class IB	$12.35	—	—	—	12.89%
	All contract charges	—	92,060	$1,173,895	1.65%

FSA-60

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2019

7.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Franklin Templeton Allocation Managed Volatility (Continued)
2016	Lowest contract charge 0.95% Class IB	$11.89	—	—	—	8.49%
	Highest contract charge 1.80% Class IB	$10.94	—	—	—	7.47%
	All contract charges	—	100,394	$1,130,650	1.61%
2015	Lowest contract charge 1.15% Class IB	$10.77	—	—	—	(3.93)%
	Highest contract charge 1.80% Class IB	$10.18	—	—	—	(4.50)%
	All contract charges	—	113,359	$1,183,544	1.19%

EQ/Global Equity Managed Volatility
2019	Lowest contract charge 0.95% Class IB	$31.33	—	—	—	24.08%
	Highest contract charge 1.90% Class IB	$25.25	—	—	—	22.87%
	All contract charges	—	24,550	$818,538	1.31%
2018	Lowest contract charge 0.95% Class IB	$25.25	—	—	—	(12.99)%
	Highest contract charge 1.90% Class IB	$20.55	—	—	—	(13.84)%
	All contract charges	—	27,388	$739,407	1.00%
2017	Lowest contract charge 0.95% Class IB	$29.02	—	—	—	24.87%
	Highest contract charge 1.90% Class IB	$23.85	—	—	—	23.70%
	All contract charges	—	30,583	$953,068	1.06%
2016	Lowest contract charge 0.95% Class IB	$23.24	—	—	—	3.52%
	Highest contract charge 1.90% Class IB	$19.28	—	—	—	2.50%
	All contract charges	—	33,877	$849,825	0.91%
2015	Lowest contract charge 0.95% Class IB	$22.45	—	—	—	(2.69)%
	Highest contract charge 1.90% Class IB	$18.81	—	—	—	(3.59)%
	All contract charges	—	37,914	$923,557	0.86%

EQ/Growth Strategy
2019	Lowest contract charge 1.30% Class IB	$21.38	—	—	—	18.65%
	Highest contract charge 1.70% Class IB	$20.48	—	—	—	18.18%
	All contract charges	—	30,330	$638,273	1.47%
2018	Lowest contract charge 1.30% Class IB	$18.02	—	—	—	(7.30)%
	Highest contract charge 1.70% Class IB	$17.33	—	—	—	(7.67)%
	All contract charges	—	34,189	$607,120	1.13%
2017	Lowest contract charge 1.30% Class IB	$19.44	—	—	—	12.24%
	Highest contract charge 1.70% Class IB	$18.77	—	—	—	11.79%
	All contract charges	—	38,465	$738,367	1.44%
2016	Lowest contract charge 1.30% Class IB	$17.32	—	—	—	6.72%
	Highest contract charge 1.70% Class IB	$16.79	—	—	—	6.27%
	All contract charges	—	42,322	$725,052	0.92%
2015	Lowest contract charge 1.30% Class IB	$16.23	—	—	—	(2.29)%
	Highest contract charge 1.70% Class IB	$15.80	—	—	—	(2.65)%
	All contract charges	—	45,382	$729,835	1.10%

EQ/Intermediate Government Bond
2019	Lowest contract charge 1.20% Class IB	$21.11	—	—	—	2.93%
	Highest contract charge 1.70% Class IB	$18.25	—	—	—	2.41%
	All contract charges	—	11,646	$158,442	1.54%
2018	Lowest contract charge 1.20% Class IB	$20.51	—	—	—	(0.39)%
	Highest contract charge 1.90% Class IB	$16.84	—	—	—	(1.12)%
	All contract charges	—	12,037	$162,171	1.24%
2017	Lowest contract charge 1.20% Class IB	$20.59	—	—	—	(0.87)%
	Highest contract charge 1.90% Class IB	$17.03	—	—	—	(1.56)%
	All contract charges	—	13,065	$177,089	0.81%
2016	Lowest contract charge 1.20% Class IB	$20.77	—	—	—	(0.76)%
	Highest contract charge 1.90% Class IB	$17.30	—	—	—	(1.42)%
	All contract charges	—	14,333	$194,689	0.64%
2015	Lowest contract charge 1.20% Class IB	$20.93	—	—	—	(0.76)%
	Highest contract charge 1.90% Class IB	$17.55	—	—	—	(1.52)%
	All contract charges	—	15,169	$208,716	0.59%

FSA-61

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2019

7.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/International Core Managed Volatility
2019	Lowest contract charge 0.95% Class IB	$16.70	—	—	—	21.28%
	Highest contract charge 1.90% Class IB	$13.68	—	—	—	20.11%
	All contract charges	—	50,913	$845,098	1.94%
2018	Lowest contract charge 0.95% Class IB	$13.77	—	—	—	(15.68)%
	Highest contract charge 1.90% Class IB	$11.39	—	—	—	(16.50)%
	All contract charges	—	56,312	$774,474	1.67%
2017	Lowest contract charge 0.95% Class IB	$16.33	—	—	—	25.13%
	Highest contract charge 1.90% Class IB	$13.64	—	—	—	23.89%
	All contract charges	—	61,397	$1,006,860	1.63%
2016	Lowest contract charge 0.95% Class IB	$13.05	—	—	—	(0.76)%
	Highest contract charge 1.90% Class IB	$11.01	—	—	—	(1.70)%
	All contract charges	—	67,085	$883,719	0.28%
2015	Lowest contract charge 0.95% Class IB	$13.15	—	—	—	(5.26)%
	Highest contract charge 1.90% Class IB	$11.20	—	—	—	(6.12)%
	All contract charges	—	73,183	$976,132	0.06%

EQ/International Equity Index
2019	Lowest contract charge 0.95% Class IB	$18.52	—	—	—	20.97%
	Highest contract charge 1.90% Class IB	$14.59	—	—	—	19.79%
	All contract charges	—	40,233	$650,622	2.81%
2018	Lowest contract charge 0.95% Class IB	$15.31	—	—	—	(15.97)%
	Highest contract charge 1.90% Class IB	$12.18	—	—	—	(16.75)%
	All contract charges	—	43,304	$581,684	2.41%
2017	Lowest contract charge 0.95% Class IB	$18.22	—	—	—	22.04%
	Highest contract charge 1.90% Class IB	$14.63	—	—	—	20.91%
	All contract charges	—	45,547	$732,568	2.69%
2016	Lowest contract charge 0.95% Class IB	$14.93	—	—	—	1.22%
	Highest contract charge 1.90% Class IB	$12.10	—	—	—	0.25%
	All contract charges	—	46,553	$616,874	2.71%
2015	Lowest contract charge 0.95% Class IB	$14.75	—	—	—	(3.02)%
	Highest contract charge 1.90% Class IB	$12.07	—	—	—	(4.05)%
	All contract charges	—	49,825	$655,415	2.42%

EQ/International Value Managed Volatility
2019	Lowest contract charge 0.95% Class IB	$24.55	—	—	—	21.53%
	Highest contract charge 1.90% Class IB	$19.73	—	—	—	20.30%
	All contract charges	—	20,434	$389,696	2.25%
2018	Lowest contract charge 0.95% Class IB	$20.20	—	—	—	(17.31)%
	Highest contract charge 1.90% Class IB	$16.40	—	—	—	(18.08)%
	All contract charges	—	22,411	$353,641	1.69%
2017	Lowest contract charge 0.95% Class IB	$24.43	—	—	—	22.21%
	Highest contract charge 1.90% Class IB	$20.02	—	—	—	21.04%
	All contract charges	—	24,119	$462,137	1.87%
2016	Lowest contract charge 0.95% Class IB	$19.99	—	—	—	(0.20)%
	Highest contract charge 1.90% Class IB	$16.54	—	—	—	(1.14)%
	All contract charges	—	26,682	$420,879	0.46%
2015	Lowest contract charge 0.95% Class IB	$20.03	—	—	—	(4.07)%
	Highest contract charge 1.90% Class IB	$16.73	—	—	—	(5.00)%
	All contract charges	—	28,925	$459,514	0.10%

EQ/Janus Enterprise
2019	Lowest contract charge 0.95% Class IB	$34.01	—	—	—	35.17%
	Highest contract charge 1.80% Class IB	$29.97	—	—	—	34.03%
	All contract charges	—	14,781	$464,970	0.02%
2018	Lowest contract charge 0.95% Class IB	$25.16	—	—	—	(2.71)%
	Highest contract charge 1.80% Class IB	$22.36	—	—	—	(3.58)%
	All contract charges	—	16,619	$388,832	0.00%

FSA-62

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2019

7.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Janus Enterprise (Continued)
2017	Lowest contract charge 0.95% Class IB	$25.86	—	—	—	26.64%
	Highest contract charge 1.80% Class IB	$23.19	—	—	—	25.62%
	All contract charges	—	17,973	$434,735	0.00%
2016	Lowest contract charge 0.95% Class IB	$20.42	—	—	—	(5.20)%
	Highest contract charge 1.80% Class IB	$18.46	—	—	—	(6.06)%
	All contract charges	—	19,796	$379,947	0.00%
2015	Lowest contract charge 0.95% Class IB	$21.54	—	—	—	(6.39)%
	Highest contract charge 1.80% Class IB	$19.65	—	—	—	(7.22)%
	All contract charges	—	22,683	$461,738	0.00%

EQ/Large Cap Core Managed Volatility
2019	Lowest contract charge 0.95% Class IB	$23.97	—	—	—	28.73%
	Highest contract charge 1.90% Class IB	$19.58	—	—	—	27.56%
	All contract charges	—	61,048	$1,500,468	1.26%
2018	Lowest contract charge 0.95% Class IB	$18.62	—	—	—	(7.32)%
	Highest contract charge 1.90% Class IB	$15.35	—	—	—	(8.25)%
	All contract charges	—	68,873	$1,322,352	1.00%
2017	Lowest contract charge 0.95% Class IB	$20.09	—	—	—	20.81%
	Highest contract charge 1.90% Class IB	$16.73	—	—	—	19.67%
	All contract charges	—	78,394	$1,631,217	0.98%
2016	Lowest contract charge 0.95% Class IB	$16.63	—	—	—	8.76%
	Highest contract charge 1.90% Class IB	$13.98	—	—	—	7.70%
	All contract charges	—	87,725	$1,517,940	1.08%
2015	Lowest contract charge 0.95% Class IB	$15.29	—	—	—	(0.59)%
	Highest contract charge 1.90% Class IB	$12.98	—	—	—	(1.52)%
	All contract charges	—	98,847	$1,580,036	0.90%

EQ/Large Cap Growth Index
2019	Lowest contract charge 0.95% Class IB	$24.33	—	—	—	34.05%
	Highest contract charge 1.90% Class IB	$19.93	—	—	—	32.78%
	All contract charges	—	25,891	$761,788	0.62%
2018	Lowest contract charge 0.95% Class IB	$18.15	—	—	—	(3.20)%
	Highest contract charge 1.90% Class IB	$15.01	—	—	—	(4.15)%
	All contract charges	—	28,434	$626,515	0.62%
2017	Lowest contract charge 0.95% Class IB	$18.75	—	—	—	28.07%
	Highest contract charge 1.90% Class IB	$15.66	—	—	—	26.80%
	All contract charges	—	31,182	$709,341	0.76%
2016	Lowest contract charge 0.95% Class IB	$14.64	—	—	—	5.32%
	Highest contract charge 1.90% Class IB	$12.35	—	—	—	4.31%
	All contract charges	—	33,265	$591,068	0.98%
2015	Lowest contract charge 0.95% Class IB	$13.90	—	—	—	3.81%
	Highest contract charge 1.90% Class IB	$11.84	—	—	—	2.87%
	All contract charges	—	36,144	$609,656	0.90%

EQ/Large Cap Growth Managed Volatility
2019	Lowest contract charge 0.95% Class IB	$46.33	—	—	—	32.45%
	Highest contract charge 1.90% Class IB	$37.24	—	—	—	31.17%
	All contract charges	—	80,958	$3,062,781	0.42%
2018	Lowest contract charge 0.95% Class IB	$34.98	—	—	—	(3.90)%
	Highest contract charge 1.90% Class IB	$28.39	—	—	—	(4.83)%
	All contract charges	—	91,928	$2,639,037	0.47%
2017	Lowest contract charge 0.95% Class IB	$36.40	—	—	—	27.99%
	Highest contract charge 1.90% Class IB	$29.83	—	—	—	26.77%
	All contract charges	—	105,089	$3,156,653	0.48%
2016	Lowest contract charge 0.95% Class IB	$28.44	—	—	—	4.52%
	Highest contract charge 1.90% Class IB	$23.53	—	—	—	3.52%
	All contract charges	—	118,136	$2,787,263	0.55%

FSA-63

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2019

7.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Large Cap Growth Managed Volatility (Continued)
2015	Lowest contract charge 0.95% Class IB	$27.21	—	—	—	3.03%
	Highest contract charge 1.90% Class IB	$22.73	—	—	—	2.07%
	All contract charges	—	133,963	$3,037,986	0.28%

EQ/Large Cap Value Index
2019	Lowest contract charge 0.95% Class IB	$13.73	—	—	—	24.48%
	Highest contract charge 1.80% Class IB	$12.14	—	—	—	23.37%
	All contract charges	—	35,596	$452,361	2.21%
2018	Lowest contract charge 0.95% Class IB	$11.03	—	—	—	(9.81)%
	Highest contract charge 1.80% Class IB	$9.84	—	—	—	(10.55)%
	All contract charges	—	38,099	$391,053	1.99%
2017	Lowest contract charge 0.95% Class IB	$12.23	—	—	—	12.00%
	Highest contract charge 1.80% Class IB	$11.00	—	—	—	10.89%
	All contract charges	—	41,674	$476,659	1.80%
2016	Lowest contract charge 0.95% Class IB	$10.92	—	—	—	15.31%
	Highest contract charge 1.80% Class IB	$9.92	—	—	—	14.42%
	All contract charges	—	44,658	$458,949	2.00%
2015	Lowest contract charge 0.95% Class IB	$9.47	—	—	—	(5.30)%
	Highest contract charge 1.80% Class IB	$8.67	—	—	—	(6.17)%
	All contract charges	—	46,381	$415,436	1.86%

EQ/Large Cap Value Managed Volatility
2019	Lowest contract charge 0.95% Class IB	$28.10	—	—	—	24.23%
	Highest contract charge 1.90% Class IB	$22.73	—	—	—	23.06%
	All contract charges	—	104,459	$2,402,265	1.90%
2018	Lowest contract charge 0.95% Class IB	$22.62	—	—	—	(10.77)%
	Highest contract charge 1.90% Class IB	$18.47	—	—	—	(11.67)%
	All contract charges	—	116,565	$2,168,698	2.42%
2017	Lowest contract charge 0.95% Class IB	$25.35	—	—	—	12.77%
	Highest contract charge 1.90% Class IB	$20.91	—	—	—	11.70%
	All contract charges	—	130,348	$2,733,176	1.49%
2016	Lowest contract charge 0.95% Class IB	$22.48	—	—	—	14.23%
	Highest contract charge 1.90% Class IB	$18.72	—	—	—	13.11%
	All contract charges	—	144,915	$2,707,920	1.66%
2015	Lowest contract charge 0.95% Class IB	$19.68	—	—	—	(4.93)%
	Highest contract charge 1.90% Class IB	$16.55	—	—	—	(5.81)%
	All contract charges	—	162,866	$2,676,706	1.54%

EQ/Mid Cap Index
2019	Lowest contract charge 0.95% Class IB	$26.90	—	—	—	24.19%
	Highest contract charge 1.90% Class IB	$22.33	—	—	—	23.03%
	All contract charges	—	31,480	$839,770	1.09%
2018	Lowest contract charge 0.95% Class IB	$21.66	—	—	—	(12.56)%
	Highest contract charge 1.90% Class IB	$18.15	—	—	—	(13.41)%
	All contract charges	—	34,547	$745,731	1.04%
2017	Lowest contract charge 0.95% Class IB	$24.77	—	—	—	14.41%
	Highest contract charge 1.90% Class IB	$20.96	—	—	—	13.30%
	All contract charges	—	38,185	$946,770	0.90%
2016	Lowest contract charge 0.95% Class IB	$21.65	—	—	—	18.76%
	Highest contract charge 1.90% Class IB	$18.50	—	—	—	17.68%
	All contract charges	—	41,241	$898,263	1.09%
2015	Lowest contract charge 0.95% Class IB	$18.23	—	—	—	(3.75)%
	Highest contract charge 1.90% Class IB	$15.72	—	—	—	(4.73)%
	All contract charges	—	43,998	$810,892	0.85%

EQ/Mid Cap Value Managed Volatility
2019	Lowest contract charge 0.95% Class IB	$35.38	—	—	—	25.37%
	Highest contract charge 1.90% Class IB	$28.44	—	—	—	24.19%
	All contract charges	—	36,718	$1,080,689	1.35%

FSA-64

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2019

7.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Mid Cap Value Managed Volatility (Continued)
2018	Lowest contract charge 0.95% Class IB	$28.22	—	—	—	(14.12)%
	Highest contract charge 1.90% Class IB	$22.90	—	—	—	(14.96)%
	All contract charges	—	40,789	$962,145	1.19%
2017	Lowest contract charge 0.95% Class IB	$32.86	—	—	—	11.28%
	Highest contract charge 1.90% Class IB	$26.93	—	—	—	10.19%
	All contract charges	—	45,503	$1,256,646	1.03%
2016	Lowest contract charge 0.95% Class IB	$29.53	—	—	—	16.54%
	Highest contract charge 1.90% Class IB	$24.44	—	—	—	15.45%
	All contract charges	—	50,679	$1,264,192	1.21%
2015	Lowest contract charge 0.95% Class IB	$25.34	—	—	—	(4.45)%
	Highest contract charge 1.90% Class IB	$21.17	—	—	—	(5.36)%
	All contract charges	—	56,835	$1,222,477	0.74%

EQ/Moderate Allocation
2019	Lowest contract charge 0.95% Class B	$78.01	—	—	—	14.43%
	Highest contract charge 1.90% Class B	$56.25	—	—	—	13.34%
	All contract charges	—	186,084	$3,949,020	1.56%
2018	Lowest contract charge 0.95% Class B	$68.17	—	—	—	(5.67)%
	Highest contract charge 1.90% Class B	$49.63	—	—	—	(6.59)%
	All contract charges	—	208,890	$3,893,195	1.50%
2017	Lowest contract charge 0.95% Class B	$72.27	—	—	—	10.00%
	Highest contract charge 1.90% Class B	$53.13	—	—	—	8.94%
	All contract charges	—	233,961	$4,648,305	1.21%
2016	Lowest contract charge 0.95% Class B	$65.70	—	—	—	4.35%
	Highest contract charge 1.90% Class B	$48.77	—	—	—	3.37%
	All contract charges	—	261,685	$4,749,907	0.87%
2015	Lowest contract charge 0.95% Class B	$62.96	—	—	—	(1.82)%
	Highest contract charge 1.90% Class B	$47.18	—	—	—	(2.76)%
	All contract charges	—	294,244	$5,142,914	0.79%

EQ/Moderate Growth Strategy
2019	Lowest contract charge 1.30% Class IB	$19.75	—	—	—	16.45%
	Highest contract charge 1.70% Class IB	$18.92	—	—	—	15.93%
	All contract charges	—	34,497	$672,323	1.45%
2018	Lowest contract charge 1.30% Class IB	$16.96	—	—	—	(6.40)%
	Highest contract charge 1.70% Class IB	$16.32	—	—	—	(6.74)%
	All contract charges	—	39,296	$658,654	1.13%
2017	Lowest contract charge 1.30% Class IB	$18.12	—	—	—	10.35%
	Highest contract charge 1.70% Class IB	$17.50	—	—	—	9.92%
	All contract charges	—	45,097	$808,657	1.33%
2016	Lowest contract charge 1.30% Class IB	$16.42	—	—	—	5.66%
	Highest contract charge 1.70% Class IB	$15.92	—	—	—	5.22%
	All contract charges	—	50,523	$822,255	0.87%
2015	Lowest contract charge 1.30% Class IB	$15.54	—	—	—	(2.08)%
	Highest contract charge 1.70% Class IB	$15.13	—	—	—	(2.45)%
	All contract charges	—	54,859	$845,964	1.02%

EQ/Moderate-Plus Allocation
2019	Lowest contract charge 0.95% Class B	$19.99	—	—	—	18.85%
	Highest contract charge 1.80% Class B	$17.43	—	—	—	17.85%
	All contract charges	—	340,412	$6,751,187	1.52%
2018	Lowest contract charge 0.95% Class B	$16.82	—	—	—	(7.68)%
	Highest contract charge 1.80% Class B	$14.79	—	—	—	(8.53)%
	All contract charges	—	378,943	$6,358,563	1.53%
2017	Lowest contract charge 0.95% Class B	$18.22	—	—	—	13.80%
	Highest contract charge 1.80% Class B	$16.17	—	—	—	12.84%
	All contract charges	—	420,234	$7,682,872	1.35%

FSA-65

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2019

7.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Moderate-Plus Allocation (Continued)
2016	Lowest contract charge 0.95% Class B	$16.01	—	—	—	6.24%
	Highest contract charge 1.80% Class B	$14.33	—	—	—	5.37%
	All contract charges	—	462,777	$7,475,281	0.87%
2015	Lowest contract charge 0.95% Class B	$15.07	—	—	—	(2.21)%
	Highest contract charge 1.80% Class B	$13.60	—	—	—	(3.06)%
	All contract charges	—	518,373	$7,924,005	0.86%

EQ/Money Market
2019	Lowest contract charge 0.00% Class IB	$45.86	—	—	—	1.51%
	Highest contract charge 1.80% Class IB	$22.81	—	—	—	(0.31)%
	All contract charges	—	179,767	$747,015	1.50%
2018	Lowest contract charge 0.00% Class IB	$45.18	—	—	—	1.28%
	Highest contract charge 1.80% Class IB	$22.88	—	—	—	(0.56)%
	All contract charges	—	195,133	$610,775	1.26%
2017	Lowest contract charge 0.00% Class IB	$44.61	—	—	—	0.41%
	Highest contract charge 1.90% Class IB	$22.17	—	—	—	(1.51)%
	All contract charges	—	198,939	$587,012	0.39%
2016	Lowest contract charge 0.00% Class IB	$44.43	—	—	—	0.00%
	Highest contract charge 1.90% Class IB	$22.51	—	—	—	(1.92)%
	All contract charges	—	215,949	$707,123	0.00%
2015	Lowest contract charge 0.00% Class IB	$44.43	—	—	—	0.00%
	Highest contract charge 1.90% Class IB	$22.95	—	—	—	(1.88)%
	All contract charges	—	238,527	$526,134	0.00%

EQ/Quality Bond PLUS
2019	Lowest contract charge 1.20% Class IB	$17.87	—	—	—	4.38%
	Highest contract charge 1.90% Class IB	$14.83	—	—	—	3.63%
	All contract charges	—	61,934	$803,701	1.54%
2018	Lowest contract charge 1.20% Class IB	$17.12	—	—	—	(1.10)%
	Highest contract charge 1.90% Class IB	$14.31	—	—	—	(1.78)%
	All contract charges	—	68,234	$852,634	1.65%
2017	Lowest contract charge 1.20% Class IB	$17.31	—	—	—	0.17%
	Highest contract charge 1.90% Class IB	$14.57	—	—	—	(0.55)%
	All contract charges	—	74,909	$947,422	1.17%
2016	Lowest contract charge 1.20% Class IB	$17.28	—	—	—	0.00%
	Highest contract charge 1.90% Class IB	$14.65	—	—	—	(0.75)%
	All contract charges	—	80,559	$1,016,590	1.10%
2015	Lowest contract charge 1.20% Class IB	$17.28	—	—	—	(0.97)%
	Highest contract charge 1.90% Class IB	$14.76	—	—	—	(1.67)%
	All contract charges	—	90,002	$1,137,861	1.03%

EQ/Small Company Index
2019	Lowest contract charge 0.95% Class IB	$37.51	—	—	—	24.04%
	Highest contract charge 1.90% Class IB	$30.34	—	—	—	22.83%
	All contract charges	—	16,324	$501,743	1.07%
2018	Lowest contract charge 0.95% Class IB	$30.24	—	—	—	(12.17)%
	Highest contract charge 1.90% Class IB	$24.70	—	—	—	(13.00)%
	All contract charges	—	17,813	$443,742	0.93%
2017	Lowest contract charge 0.95% Class IB	$34.43	—	—	—	12.92%
	Highest contract charge 1.90% Class IB	$28.39	—	—	—	11.82%
	All contract charges	—	19,542	$557,441	1.03%
2016	Lowest contract charge 0.95% Class IB	$30.49	—	—	—	19.38%
	Highest contract charge 1.90% Class IB	$25.39	—	—	—	18.26%
	All contract charges	—	21,065	$535,205	1.13%
2015	Lowest contract charge 0.95% Class IB	$25.54	—	—	—	(5.48)%
	Highest contract charge 1.90% Class IB	$21.47	—	—	—	(6.37)%
	All contract charges	—	22,946	$490,749	0.89%

FSA-66

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2019

7.	Financial Highlights (Concluded)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Templeton Global Equity Managed Volatility
2019	Lowest contract charge 1.20% Class IB	$14.47	—	—	—	19.49%
	Highest contract charge 1.80% Class IB	$13.34	—	—	—	18.79%
	All contract charges	—	17,550	$243,964	1.78%
2018	Lowest contract charge 1.20% Class IB	$12.11	—	—	—	(13.25)%
	Highest contract charge 1.80% Class IB	$11.23	—	—	—	(13.81)%
	All contract charges	—	19,699	$229,859	2.74%
2017	Lowest contract charge 0.95% Class IB	$14.36	—	—	—	20.07%
	Highest contract charge 1.80% Class IB	$13.03	—	—	—	19.10%
	All contract charges	—	21,931	$295,896	1.39%
2016	Lowest contract charge 0.95% Class IB	$11.96	—	—	—	4.27%
	Highest contract charge 1.80% Class IB	$10.94	—	—	—	3.40%
	All contract charges	—	23,291	$263,052	0.67%
2015	Lowest contract charge 0.95% Class IB	$11.47	—	—	—	(3.53)%
	Highest contract charge 1.80% Class IB	$10.58	—	—	—	(4.43)%
	All contract charges	—	25,965	$282,825	0.00%

Multimanager Technology
2019	Lowest contract charge 0.95% Class IB	$42.09	—	—	—	36.57%
	Highest contract charge 1.80% Class IB	$36.04	—	—	—	35.39%
	All contract charges	—	16,416	$691,309	0.15%
2018	Lowest contract charge 0.95% Class IB	$30.82	—	—	—	1.31%
	Highest contract charge 1.80% Class IB	$26.62	—	—	—	0.41%
	All contract charges	—	18,273	$566,234	0.15
2017	Lowest contract charge 0.95% Class IB	$30.42	—	—	—	37.77%
	Highest contract charge 1.80% Class IB	$26.51	—	—	—	36.65%
	All contract charges	—	20,028	$615,119	0.00%
2016	Lowest contract charge 0.95% Class IB	$22.08	—	—	—	7.92%
	Highest contract charge 1.80% Class IB	$19.40	—	—	—	7.00%
	All contract charges	—	21,378	$479,082	0.01%
2015	Lowest contract charge 0.95% Class IB	$20.46	—	—	—	5.30%
	Highest contract charge 1.80% Class IB	$18.13	—	—	—	4.38%
	All contract charges	—	23,604	$492,918	—

(a)	Units were made available on May 15, 2017.
*	This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the Variable Investment Option from the Portfolio, divided by the average daily net assets. This ratio excludes those expenses, such as asset-based charges, that result in direct reductions in the unit value. The recognition of dividend income by the Variable Investment Option is affected by the timing of the declaration of dividends by the Portfolio in which the Variable Investment Option invests. For those Variable Investment Options with less than a year of operations, this ratio is not annualized but calculated from the effective date through the end of the reporting period.
**	This ratio represents the total return for the periods indicated, including changes in the value of the Portfolio, and expenses assessed through the reduction of unit value. This ratio does not include any expenses, such as premium and withdrawal charges, as applicable, or expenses assessed through the redemption of units. The total return would have been lower had such expenses been included in the calculation. Variable Investment Options with a date notation indicate the effective date of that Variable Investment Option, without consideration if there were units outstanding as of such date. The total return is calculated for each period indicated from the effective date through the end of the reporting period. Where there are no units outstanding at period-end, the total return is calculated using the current offering price of the unit. For those Variable Investment Options with less than a year of operations, the total return is not annualized but calculated from the effective date through the end of the reporting period.

FSA-67

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Concluded)

December 31, 2019

8.	Subsequent Events

All material subsequent transactions and events have been evaluated for the period from December 31, 2019 through April 20, 2020, the date on which the financial statements were issued. Except as noted below, it has been determined that there are no transactions or events that require adjustment or disclosure in the financial statements.

A. Reorganization

The following Variable Investment Option will be involved in a planned reorganization (“Reorganization Plan”). If the shareholders approve the Reorganization Plan, it is anticipated that the Reorganization Plan will take place in early to mid-June 2020. The Reorganization Plan provides for the reorganization of certain Portfolio, where interests in certain Variable Investment Option (the “Surviving Portfolio”) will replace interests in the current investment option (the “Removed Portfolio”).

Proposed Acquired Portfolio	Proposed Acquiring Portfolio
EQ/Franklin Templeton Allocation Managed Volatility	EQ/Aggressive Growth Strategy

B. Others

Subsequent to December 31, 2019, equity and financial markets have experienced significant volatility and interest rates have continued to decline due to the COVID-19 pandemic. AXA Equitable is currently unable to determine the extent of the impact of the pandemic to its operations and financial condition.

FSA-68

FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholder of

AXA Equitable Life Insurance Company

Opinion on the Financial Statements

We have audited the consolidated financial statements, including the related notes and financial statement schedules, of AXA Equitable Life Insurance Company and its subsidiaries (the “Company”) as listed in the accompanying index (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2019 and 2018, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2019 in conformity with accounting principles generally accepted in the United States of America.

Change in Accounting Principle

As discussed in Note 2 to the consolidated financial statements, the Company changed the manner in which it accounts for leases in 2019.

Basis for Opinion

These consolidated financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Company’s consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

New York, New York

March 12, 2020

We have served as the Company’s auditor since 1993.

AXA EQUITABLE LIFE INSURANCE COMPANY

CONSOLIDATED BALANCE SHEETS

DECEMBER 31, 2019 AND 2018

	2019	2018
	(in millions, except share amounts)
ASSETS
Investments:
Fixed maturities available-for-sale, at fair value (amortized cost of $59,278 and $42,492)	$62,362	$41,915
Mortgage loans on real estate (net of valuation allowance of $0 and $7)	12,090	11,818
Real estate held for production of income (1)	27	52
Policy loans	3,270	3,267
Other equity investments (1)	1,149	1,144
Trading securities, at fair value	6,598	15,166
Other invested assets	2,129	1,554

Total investments	87,625	74,916
Cash and cash equivalents	1,492	2,622
Deferred policy acquisition costs	4,337	5,011
Amounts due from reinsurers	3,001	3,124
Loans to affiliates	1,200	600
GMIB reinsurance contract asset, at fair value	2,466	1,991
Current and deferred income taxes	224	438
Other assets	3,050	2,763
Separate Accounts assets	124,646	108,487

Total Assets	$228,041	$199,952

LIABILITIES
Policyholders’ account balances	$55,421	$46,403
Future policy benefits and other policyholders’ liabilities	33,976	29,808
Broker-dealer related payables	428	69
Securities sold under agreements to repurchase	—	573
Amounts due to reinsurers	105	113
Loans from affiliates	—	572
Other liabilities	1,768	1,460
Separate Accounts liabilities	124,646	108,487

Total Liabilities	$216,344	$187,485
Redeemable noncontrolling interest (2)	$39	$39
Commitments and contingent liabilities (Note 17)

EQUITY
Equity attributable to Equitable Life:
Common stock, $1.25 par value; 2,000,000 shares authorized, issued and outstanding	$2	$2
Additional paid-in capital	7,809	7,807
Retained earnings	2,242	5,098
Accumulated other comprehensive income (loss)	1,592	(491)

Total equity attributable to Equitable Life	11,645	12,416
Noncontrolling interest	13	12

Total Equity	11,658	12,428

Total Liabilities, Redeemable Noncontrolling Interest and Equity	$228,041	$199,952

(1)	See Note 2 for details of balances with variable interest entities.
(2)	See Note 20 for details of Redeemable noncontrolling interest.

See Notes to Consolidated Financial Statements.

AXA EQUITABLE LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF INCOME (LOSS)

YEARS ENDED DECEMBER 31, 2019, 2018 AND 2017

	2019	2018	2017
	(in millions)
REVENUES
Policy charges and fee income	$3,450	$3,523	$3,294
Premiums	936	862	904
Net derivative gains (losses)	(3,820)	(1,010)	894
Net investment income (loss)	3,298	2,478	2,441
Investment gains (losses), net:
Total other-than-temporary impairment losses	—	(37)	(13)
Other investment gains (losses), net	206	41	(112)

Total investment gains (losses), net	206	4	(125)

Investment management and service fees	1,022	1,029	1,007
Other income	56	65	41

Total revenues	5,148	6,951	8,456

BENEFITS AND OTHER DEDUCTIONS
Policyholders’ benefits	4,119	3,005	3,473
Interest credited to policyholders’ account balances	1,127	1,002	921
Compensation and benefits	335	422	327
Commissions	629	620	628
Interest expense	4	34	23
Amortization of deferred policy acquisition costs	452	431	900
Other operating costs and expenses	912	2,918	635

Total benefits and other deductions	7,578	8,432	6,907

Income (loss) from continuing operations, before income taxes	(2,430)	(1,481)	1,549
Income tax (expense) benefit from continuing operations	584	446	1,210

Net income (loss) from continuing operations	(1,846)	(1,035)	2,759
Less: Net (income) loss from discontinued operations, net of taxes and noncontrolling interest	—	(114)	(85)

Net income (loss)	(1,846)	(921)	2,844
Less: Net income (loss) attributable to the noncontrolling interest	5	(3)	1

Net income (loss) attributable to Equitable Life	$(1,851)	$(918)	$2,843

See Notes to Consolidated Financial Statements.

AXA EQUITABLE LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

YEARS ENDED DECEMBER 31, 2019, 2018 AND 2017

	2019	2018	2017
	(in millions)
COMPREHENSIVE INCOME (LOSS)
Net income (loss)	$(1,846)	$(921)	$2,844

Other comprehensive income (loss) net of income taxes:
Change in unrealized gains (losses), net of reclassification adjustment	2,081	(1,230)	584
Changes in defined benefit plan related items not yet recognized in periodic benefit cost, net of reclassification adjustment	2	(4)	(5)
Other comprehensive income (loss) from discontinued operations	—	—	23

Total other comprehensive income (loss), net of income taxes	2,083	(1,234)	602

Comprehensive income (loss) attributable to Equitable Life	$237	$(2,155)	$3,446

See Notes to Consolidated Financial Statements.

AXA EQUITABLE LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF EQUITY

YEARS ENDED DECEMBER 31, 2019, 2018 AND 2017

	Years Ended December 31,
	AXA Equitable Equity					Noncontrolling Interest
	Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Total	Continuing Operations	Discontinued Operations	Total	Total Equity
	(in millions)
January 1, 2019	$2	$7,807	$5,098	$(491)	$12,416	$12	$—	$12	$12,428
Dividend to parent company	—	—	(1,005)	—	(1,005)	—	—	—	(1,005)
Net income (loss)	—	—	(1,851)	—	(1,851)	—	—	—	(1,851)
Other comprehensive income (loss)	—	—	—	2,083	2,083	—	—	—	2,083
Other	—	2	—	—	2	1	—	1	3

December 31, 2019	$2	$7,809	$2,242	$1,592	$11,645	$13	$—	$13	$11,658

January 1, 2018	$2	$6,859	$8,938	$598	$16,397	$19	$3,076	$3,095	$19,492
Cumulative effect of adoption of revenue recognition standard ASC 606	—	—	8	—	8	—	—	—	8
Cumulative effect of adoption of ASU 2018-12, Reclassification of Certain Tax Effects Attributable to Disposed Subsidiary	—	—	(83)	83	—	—	—	—	—
Transfer for Deferred tax asset in GMxB Unwind	—	1,209	—	—	1,209	—	—	—	1,209
Settlement of intercompany payables in GMxB Unwind	—	(297)	—	—	(297)	—	—	—	(297)
Distribution of disposed subsidiary	—	—	(1,175)	—	(1,175)	—	—	—	(1,175)
Transfer of accumulated other comprehensive income to discontinued operations	—	—	—	62	62	—	—	—	62
Reclassification of net earnings (loss) attributable to redeemable noncontrolling interests	—	—	—	—	—	(2)	—	(2)	(2)
De-consolidation of real estate joint ventures	—	—	—	—	—	(8)	—	(8)	(8)
Dividend to parent company	—	—	(1,672)	—	(1,672)	—	—	—	(1,672)
Transfer of AB Holding Units	—	—	—	—	—	—	(3,076)	(3,076)	(3,076)
Net income (loss)	—	—	(918)	—	(918)	3	—	3	(915)
Other comprehensive income (loss)	—	—	—	(1,234)	(1,234)	—	—	—	(1,234)
Other	—	36	—	—	36	—	—	—	36

December 31, 2018	$2	$7,807	$5,098	$(491)	$12,416	$12	$—	$12	$12,428

January 1, 2017	$2	$5,339	$6,095	$(4)	$11,432	$—	$3,096	$3,096	$14,528
Capital contribution from parent	—	1,500	—	—	1,500	—	—	—	1,500
Reclassification of net earnings (loss) attributable to redeemable noncontrolling interests	—	—	—	—	—	1	—	1	1
Consolidation of real estate joint ventures	—	—	—	—	—	19	—	19	19
Repurchase of AB Holding units	—	—	—	—	—	—	(158)	(158)	(158)
Dividends paid to noncontrolling interest	—	—	—	—	—	—	(457)	(457)	(457)
Net income (loss)	—	—	2,843	—	2,843	(1)	485	484	3,327
Other comprehensive income (loss)	—	—	—	602	602	—	—	—	602
Other	—	20	—	—	20	—	110	110	130

December 31, 2017	$2	$6,859	$8,938	$598	$16,397	$19	$3,076	$3,095	$19,492

See Notes to Consolidated Financial Statements.

AXA EQUITABLE LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF CASH FLOWS

YEARS ENDED DECEMBER 31, 2019, 2018 AND 2017

	2019	2018	2017
	(in millions)
Cash flows from operating activities:
Net income (loss)(1)	$(1,846)	$(358)	$3,377
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Interest credited to policyholders’ account balances	1,127	1,002	921
Policy charges and fee income	(3,450)	(3,523)	(3,294)
Net derivative (gains) losses	3,820	1,010	(870)
Investment (gains) losses, net	(206)	(3)	125
Realized and unrealized (gains) losses on trading securities	(429)	221	(166)
Non-cash long-term incentive compensation expense	3	218	185
Amortization of deferred cost of reinsurance asset	(7)	1,882	(84)
Amortization and depreciation	323	340	825
Cash received on the recapture of captive reinsurance	—	1,273	—
Equity (income) loss from limited partnerships	(73)	(120)	(157)
Changes in:
Net broker-dealer and customer related receivables/payables	4	838	(278)
Reinsurance recoverable	(183)	(390)	(1,018)
Segregated cash and securities, net	—	(345)	130
Capitalization of deferred policy acquisition costs	(648)	(597)	(578)
Future policy benefits	1,115	(284)	1,189
Current and deferred income taxes	(334)	(556)	(1,174)
Other, net	178	810	486

Net cash provided by (used in) operating activities	$(606)	$1,418	$(381)

Cash flows from investing activities:
Proceeds from the sale/maturity/prepayment of:
Fixed maturities, available-for-sale	$12,450	$8,935	$9,738
Mortgage loans on real estate	952	768	934
Trading account securities	10,209	9,298	9,125
Real estate joint ventures	5	139	—
Short-term investments	2,548	2,315	2,204
Other	253	190	228
Payment for the purchase/origination of:
Fixed maturities, available-for-sale	(28,537)	(11,110)	(12,465)
Mortgage loans on real estate	(1,240)	(1,642)	(2,108)
Trading account securities	(1,067)	(11,404)	(12,667)
Short-term investments	(2,762)	(1,852)	(2,456)
Other	(408)	(170)	(280)
Cash settlements related to derivative instruments	(961)	805	(1,259)
Repayments of loans to affiliates	300	900	—
Investment in capitalized software, leasehold improvements and EDP equipment	(65)	(115)	(100)
Purchase of business, net of cash acquired	—	—	(130)
Issuance of loans to affiliates	(900)	(1,100)	—
Cash disposed due to distribution of disposed subsidiary	—	(672)	—
Other, net	(55)	(91)	322

Net cash provided by (used in) investing activities	$(9,278)	$(4,806)	$(8,914)

See Notes to Consolidated Financial Statements.

AXA EQUITABLE LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF CASH FLOWS

YEARS ENDED DECEMBER 31, 2019, 2018 AND 2017

(CONTINUED)

	2019	2018	2017
	(in millions)
Cash flows from financing activities:
Policyholders’ account balances:
Deposits	$12,283	$9,365	$9,334
Withdrawals	(4,641)	(4,496)	(3,926)
Transfer (to) from Separate Accounts	1,869	1,809	1,566
Proceeds from loans from affiliates	—	572	—
Change in short-term financings	—	(26)	53
Change in collateralized pledged assets	(69)	1	710
Change in collateralized pledged liabilities	1,359	(291)	1,108
(Decrease) increase in overdrafts payable	—	3	63
Repayment of loans from affiliates	(572)	—	—
Shareholder dividends paid	(1,005)	(1,672)	—
Repurchase of AB Holding Units	—	(267)	(220)
Purchases (redemptions) of noncontrolling interests of consolidated company-sponsored investment funds	19	(472)	120
Distribution to noncontrolling interest of consolidated subsidiaries	—	(610)	(457)
Increase (decrease) in securities sold under agreement to repurchase	(573)	(1,314)	(109)
Capital contribution from parent company	—	—	1,500
Other, net	84	11	(10)

Net cash provided by (used in) financing activities	$8,754	$2,613	$9,732

Effect of exchange rate changes on cash and cash equivalents	—	(12)	22

Change in cash and cash equivalents	(1,130)	(787)	459
Cash and cash equivalents, beginning of year	2,622	3,409	2,950

Cash and cash equivalents, end of year	$1,492	$2,622	$3,409

Cash and cash equivalents of disposed subsidiary:
Beginning of year	$—	$1,009	$1,006

End of year	$—	$—	$1,009

Cash and cash equivalents of continuing operations
Beginning of year	$2,622	$2,400	$1,944

End of year	$1,492	$2,622	$2,400

Supplemental cash flow information:
Interest paid	$(4)	$—	$(8)

Income taxes (refunded) paid	$(252)	$(8)	$(33)

See Notes to Consolidated Financial Statements.

AXA EQUITABLE LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF CASH FLOWS

YEARS ENDED DECEMBER 31, 2019, 2018 AND 2017

(CONTINUED)

	2019	2018	2017
	(in millions)

Cash flows of disposed subsidiary:
Net cash provided by (used in) operating activities	$—	$1,137	$715
Net cash provided by (used in) investing activities	—	(102)	(297)
Net cash provided by (used in) financing activities	—	(1,360)	(437)
Effect of exchange rate changes on cash and cash equivalents	—	(12)	22

Non-cash transactions:
Continuing operations
(Settlement) issuance of long-term debt	$—	$(202)	$202

Transfer of assets to reinsurer	$—	$(604)	$—

Repayments of loans from affiliates	$—	$300	$—

Disposal of subsidiary
Assets disposed	$—	$9,156	$—
Liabilities disposed	—	4,914	—

Net assets disposed	—	4,242	—
Cash disposed	—	672	—

Net non-cash disposed	$—	$3,570	$—

(1)

Net income (loss) includes $0, $564 million and $533 million in 2019, 2018 and 2017, respectively, of the discontinued operations that are not included in Net income (loss) in the Consolidated Statements of Income (Loss).

See Notes to Consolidated Financial Statements.

AXA EQUITABLE LIFE INSURANCE COMPANY

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

1)	ORGANIZATION

Consolidation

AXA Equitable Life Insurance Company’s (“Equitable Life” and, collectively with its consolidated subsidiaries, the “Company”) primary business is providing variable annuity, life insurance and employee benefit products to both individuals and businesses. The Company is an indirect, wholly-owned subsidiary of Equitable Holdings, Inc. (“Holdings”). Prior to the closing of the initial public offering of shares of Holdings’ common stock on May 14, 2018 (the “IPO”), Holdings was a wholly-owned subsidiary of AXA S.A. (“AXA”), a French holding company for the AXA Group, a worldwide leader in life, property and casualty, and health insurance and asset management. As of December 31, 2019, AXA owns less than 10% of the outstanding common stock of Holdings.

In March 2018, AXA contributed its 0.5% minority interest in AXA Financial, Inc. (“AXA Financial”) to Holdings, increasing Holdings’ ownership of AXA Financial to 100%. On October 1, 2018, AXA Financial merged with and into its direct parent, Holdings, with Holdings continuing as the surviving entity (the “AXA Financial Merger”). As a result of the AXA Financial Merger, Holdings assumed all of AXA Financial’s liabilities, including two assumption agreements under which it legally assumed primary liability for certain employee benefit plans of Equitable Life and various guarantees for its subsidiaries.

Discontinued Operations

In the fourth quarter of 2018, the Company transferred its economic interest in the business of AllianceBernstein Holding L.P. (“AB Holding”), AllianceBernstein L.P. (“ABLP”) AllianceBernstein Corporation and their subsidiaries (collectively, “AB”) to a newly created wholly-owned subsidiary of Holdings (the “AB Business Transfer”). The results of AB are reflected in the Company’s consolidated financial statements as a discontinued operation and, therefore, are presented as Assets of disposed subsidiary, Liabilities of disposed subsidiary on the consolidated balance sheets and Net income (loss) from discontinued operations, net of taxes, on the consolidated statements of income (loss). Intercompany transactions between the Company and AB prior to the AB Business Transfer have been eliminated. Ongoing service transactions will be reported as related party transactions going forward. See Note 19 for information on discontinued operations and transactions with AB.

As a result of the AB Business Transfer, we have reassessed the Company’s segment structure and concluded that the Company operates as a single reportable segment as information on a more segmented basis is not evaluated by the Chief Operating Decision Maker and as such there is only a single reporting segment.

2)	SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation and Principles of Consolidation

The preparation of the accompanying consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from these estimates.

The accompanying consolidated financial statements present the consolidated results of operations, financial condition and cash flows of the Company and its subsidiaries and those investment companies, partnerships and joint ventures in which the Company has control and a majority economic interest as well as those variable interest entities (“VIEs”) that meet the requirements for consolidation.

Financial results in the historical consolidated financial statements may not be indicative of the results of operations, comprehensive income (loss), financial position, equity or cash flows that would have been achieved had we operated as a separate, standalone entity during the reporting periods presented. We believe that the consolidated financial statements include all adjustments necessary for a fair presentation of the results of operations of the Company.

All significant intercompany transactions and balances have been eliminated in consolidation. The years “2019”, “2018” and “2017” refer to the years ended December 31, 2019, 2018 and 2017, respectively.

Adoption of New Accounting Pronouncements

Description	Effect on the Financial Statement or Other Significant Matters
ASU 2016-02: Leases (Topic 842)
This ASU contains revised guidance to lease accounting that requires lessees to recognize on the balance sheet a “right-of-use” asset and a lease liability for virtually all lease arrangements, including those embedded in other contracts. Lessor accounting remains substantially unchanged from the current model but has been updated to align with certain changes made to the lessee model.	On January 1, 2019, the Company adopted the new leases standard using the simplified modified retrospective transition method, as of the adoption date. Prior comparable periods were not adjusted or presented under this method. We applied several practical expedients offered by ASC 842 upon adoption of this standard. These included continuing to account for existing leases based on judgment made under legacy U.S. GAAP as it relates to determining classification of leases, unamortized initial direct costs and whether contracts are leases or contain leases. We also used the practical expedient to use hindsight in determining lease terms (using knowledge and expectations as of the standard’s adoption date instead of the previous assumptions under legacy U.S. GAAP) and evaluated impairment of our right-of-use (“RoU”) assets in the transition period (using most up-to-date information.) Adoption of this standard resulted in the recognition, as of January 1, 2019, of additional RoU operating lease assets of $347 million reported in Other assets and operating lease liabilities of $439 million reported in Other liabilities in accompanying consolidated balance sheets. The operating RoU assets recognized as of January 1, 2019 are net of deferred rent of $58 million and liabilities associated with previously recognized impairments of $34 million. See Note 10 for additional information.
ASU 2017-08: Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20)
This ASU requires certain premiums on callable debt securities to be amortized to the earliest call date and is intended to better align interest income recognition with the manner in which market participants price these instruments.	On January 1, 2019, the Company adopted the new guidance on accounting for certain premiums on callable debt securities. As the Company’s existing accounting practices aligned with the guidance in the ASU, adoption of the new standard did not have a material impact on the Company’s consolidated financial statements.
ASU 2017-12: Derivatives and Hedging (Topic 815), as clarified and amended by ASU 2019-04: Codification Improvements to Topic 326, Financial Instruments — Credit Losses; Topic 815, Derivatives and Hedging; and Topic 825, Financial Instruments
The amendments in these ASUs better align an entity’s risk management activities and financial reporting for hedging relationships through changes to both the designation and measurement guidance for qualifying hedging relationships and the presentation of hedge results.	On January 1, 2019, the Company adopted the new hedging guidance. Adoption of this guidance did not have a material impact on the Company’s consolidated financial statements.

Future Adoption of New Accounting Pronouncements

Description	Effective Date and Method of Adoption	Effect on the Financial Statement or Other Significant Matters
ASU 2016-13: Financial Instruments — Credit Losses (Topic 326), as clarified and amended by ASU 2018-19: Codification Improvements to Topic 326, Financial Instruments — Credit Losses, ASU 2019-04: Codification Improvements to Topic 326, Financial Instruments — Credit Losses, Topic 815, Derivatives and Hedging, and Topic 825, Financial Instruments and ASU 2019-05: Financial Instruments — Credit Losses (Topic 326) Targeted Transition Relief, ASU 2019-11: Codification Improvements to Topic 326, Financial Instruments-Credit Losses

ASU 2016-13 contains new guidance which introduces an approach based on expected losses to estimate credit losses on certain types of financial instruments. It also modifies the impairment model for available-for-sale debt securities and provides for a simplified accounting model for purchased financial assets with credit deterioration since their origination. ASU 2019-05 provides entities that have instruments within the scope of Subtopic 326-20 an option to irrevocably elect the fair value option on an instrument-by instrument basis upon adoption of Topic 326.

ASU 2018-19, ASU 2019-04 and ASU 2019-11, clarified the codification guidance and did not materially change the standard.

	Effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. These amendments should be applied through a cumulative-effect adjustment to retained earnings as of the beginning of the first reporting period in which the guidance is effective.	The Company will implement its updated expected credit loss models, processes and controls related to the identified financial assets that fall within the scope of the new standard as of the date of adoption, January 1, 2020. Management currently anticipates that the standard will have the most impact to its commercial and agricultural mortgage loan portfolios. Based on current economic conditions, the structure and size of the Company’s loan portfolio and other assets impacted by the standard as of December 31, 2019, the Company expects application of the current expected credit loss requirements will result in an immaterial reduction to retained earnings as of the date of adoption.

Description	Effective Date and Method of Adoption	Effect on the Financial Statement or Other Significant Matters
ASU 2018-12: Financial Services — Insurance (Topic 944); ASU 2019-09: Financial Services — Insurance (Topic 944): Effective Date

This ASU provides targeted improvements to existing recognition, measurement, presentation, and disclosure requirements for long-duration contracts issued by an insurance entity. The ASU primarily impacts four key areas, including:

Measurement of the liability for future policy benefits for traditional and limited payment contracts. The ASU requires companies to review, and if necessary, update, cash flow assumptions at least annually for non-participating traditional and limited-payment insurance contracts. Interest rates used to discount the liability will need to be updated quarterly using an upper medium grade (low credit risk) fixed-income instrument yield.

Measurement of market risk benefits (“MRBs”). MRBs, as defined under the ASU, will encompass certain GMxB features associated with variable annuity products and other general account annuities with other than nominal market risk. The ASU requires MRBs to be measured at fair value with changes in value attributable to changes in instrument-specific credit risk recognized in OCI.

Amortization of deferred policy acquisition costs. The ASU simplifies the amortization of deferred policy acquisition costs and other balances amortized in proportion to premiums, gross profits, or gross margins, requiring such balances to be amortized on a constant level basis over the expected term of the contracts. Deferred costs will be required to be written off for unexpected contract terminations but will not be subject to impairment testing.

Expanded footnote disclosures. The ASU requires additional disclosures including disaggregated rollforwards of beginning to ending balances of the liability for future policy benefits, policyholder account balances, MRBs, Separate Account liabilities and deferred policy acquisition costs. Companies will also be required to disclose information about significant inputs, judgements, assumptions and methods used in measurement.

In November 2019, ASU 2019-09 was issued which modified ASU 2018-12 to be effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2021. Early adoption is permitted.

For the liability for future policyholder benefits for traditional and limited payment contracts, companies can elect one of two adoption methods. Companies can either elect a modified retrospective transition method applied to contracts in force as of the beginning of the earliest period presented on the basis of their existing carrying amounts, adjusted for the removal of any related amounts in AOCI or a full retrospective transition method using actual historical experience information as of contract inception. The same adoption method must be used for deferred policy acquisition costs.

For MRBs, the ASU should be applied retrospectively as of the beginning of the earliest period presented.

For deferred policy acquisition costs,

companies can elect one of two adoption methods. Companies can either elect a modified retrospective transition method applied to contracts in force as of the beginning of the earliest period presented on the basis of their existing carrying amounts, adjusted for the removal of any related amounts in AOCI or a full retrospective transition method using actual historical experience information as of contract inception. The same adoption method must be used for the liability for future policyholder benefits for traditional and limited payment contracts.

The Company is currently evaluating the impact that adoption of this guidance will have on the Company’s consolidated financial statements, however the adoption of the ASU is expected to have a significant impact on the Company’s consolidated financial condition, results of operations, cash flows and required disclosures, as well as processes and controls.

Description	Effective Date and Method of Adoption	Effect on the Financial Statement or Other Significant Matters
ASU 2018-13: Fair Value Measurement (Topic 820)
This ASU improves the effectiveness of fair value disclosures in the notes to financial statements. Amendments in this ASU modify disclosure requirements in Topic 820, including the removal, modification and addition to existing disclosure requirements.	Effective for fiscal years beginning after December 15, 2019. Early adoption is permitted, with the option to early adopt amendments to remove or modify disclosures, with full adoption of additional disclosure requirements delayed until the stated effective date. Amendments on changes in unrealized gains and losses, the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements, and the narrative description of measurement uncertainty should be applied prospectively. All other amendments should be applied retrospectively.	The Company elected to early adopt during 2019 the removed disclosures relating to transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for timing of transfers between levels and valuation processes for Level 3 fair value measurements. The Company will delay adoption of the additional disclosures until their effective date on January 1, 2020.
ASU 2018-17: Consolidation (Topic 810): Targeted Improvements to Related Party Guidance for Variable Interest Entities
This ASU provides guidance requiring that indirect interests held through related parties in common control arrangements be considered on a proportional basis for determining whether fees paid to decision makers and service providers are variable interests.	Effective for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is permitted. All entities are required to apply the amendments in this update retrospectively with a cumulative-effect adjustment to retained earnings at the beginning of the earliest period presented.	The Company will adopt this new standard effective for January 1, 2020. Management does not expect the adoption of this standard to materially impact the Company’s financial position or results of operations.
ASU 2019-12: Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes
This ASU simplifies the accounting for income taxes by removing certain exceptions to the general principles in Topic 740, as well as clarifying and amending existing guidance.	Effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020. Early adoption is permitted.	The Company is currently evaluating the impact adopting the guidance will have on the company’s consolidated financial statements, however the adoption is not expected to materially impact the Company’s financial position, results of operations, or cash flows.

Investments

The carrying values of fixed maturities classified as available-for-sale (“AFS”) are reported at fair value. Changes in fair value are reported in other comprehensive income (“OCI”). The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary which are recognized in Investment gains (losses), net. The redeemable preferred stock investments that are reported in fixed maturities include real estate investment trusts (“REIT”), perpetual preferred stock and redeemable preferred stock. These securities may not have a stated maturity, may not be cumulative and do not provide for mandatory redemption by the issuer.

The Company determines the fair values of fixed maturities and equity securities based upon quoted prices in active markets, when available, or through the use of alternative approaches when market quotes are not readily accessible or available. These alternative approaches include matrix or model pricing and use of independent pricing services, each supported by reference to principal market trades or other observable market assumptions for similar securities. More specifically, the matrix pricing approach to fair value is a discounted cash flow methodology that incorporates market interest rates commensurate with the credit quality and duration of the investment.

The Company’s management, with the assistance of its investment advisors, monitors the investment performance of its portfolio and reviews AFS securities with unrealized losses for other-than-temporary impairments (“OTTI”). Integral to this review is an assessment made each quarter, on a security-by-security basis, by the Company’s Investments Under Surveillance (“IUS”) Committee, of various indicators of credit deterioration to determine whether the investment security is expected to recover. This assessment includes, but is not limited to, consideration of the duration and severity of the unrealized loss, failure, if any, of the issuer of the security to make scheduled payments, actions taken by rating agencies, adverse conditions specifically related to the security or sector, the financial strength, liquidity and continued viability of the issuer.

If there is no intent to sell or likely requirement to dispose of the fixed maturity security before its recovery, only the credit loss component of any resulting OTTI is recognized in income (loss) and the remainder of the fair value loss is recognized in OCI. The amount of credit loss is the shortfall of the present value of the cash flows expected to be collected as compared to the amortized cost basis of the security. The present value is calculated by discounting management’s best estimate of projected future cash flows at the effective interest rate implicit in the debt security at the date of acquisition. Projections of future cash flows are based on assumptions regarding probability of default and estimates regarding the amount and timing of recoveries. These assumptions and estimates require use of management judgment and consider internal credit analyses as well as market observable data relevant to the collectability of the security. For mortgage and asset-backed securities, projected future cash flows also include assumptions regarding prepayments and underlying collateral value.

Real estate held for the production of income is stated at depreciated cost less valuation allowances. Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

Policy loans represent funds loaned to policyholders up to the cash surrender value of the associated insurance policies and are carried at the unpaid principal balances due to the Company from the policyholders. Interest income on policy loans is recognized in net investment income at the contract interest rate when earned. Policy loans are fully collateralized by the cash surrender value of the associated insurance policies.

Partnerships, investment companies and joint venture interests that the Company has control of and has an economic interest in or those that meet the requirements for consolidation under accounting guidance for consolidation of VIEs are consolidated. Those that the Company does not have control of and does not have a majority economic interest in and those that do not meet the VIE requirements for consolidation are reported on the equity method of accounting and are reported in other equity investments. The Company records its interests in certain of these partnerships on a one month or one-quarter lag.

Trading securities, which include equity securities and fixed maturities, are carried at fair value based on quoted market prices, with realized and unrealized gains (losses) reported in net investment income (loss) in the consolidated statements of income (loss).

Corporate owned life insurance (“COLI”) has been purchased by the Company and certain subsidiaries on the lives of certain key employees and the Company and these subsidiaries are named as beneficiaries under these policies. COLI is carried at the cash surrender value of the policies. At December 31, 2019 and 2018, the carrying value of COLI was $942 million and $873 million, respectively, and is reported in Other invested assets in the consolidated balance sheets.

Cash and cash equivalents includes cash on hand, demand deposits, money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less. Due to the short-term nature of these investments, the recorded value is deemed to approximate fair value.

All securities owned, including U.S. government and agency securities, mortgage-backed securities, futures and forwards transactions, are reported in the consolidated financial statements on a trade-date basis.

Derivatives

Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices, values of securities or commodities, credit spreads, market volatility, expected returns and liquidity. Values can also be affected by changes in estimates and assumptions, including those related to counterparty behavior and non-performance risk used in valuation models. Derivative financial instruments generally used by the Company include equity, currency, and interest rate futures, total return and/or other equity swaps, interest rate swaps and floors, swaptions, variance swaps and equity options, all of which may be exchange-traded or contracted in the over-the-counter market. All derivative positions are carried in the consolidated balance sheets at fair value, generally by obtaining quoted market prices or through the use of valuation models.

Freestanding derivative contracts are reported in the consolidated balance sheets either as assets within Other invested assets or as liabilities within Other liabilities. The Company nets the fair value of all derivative financial instruments with counterparties for which an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) and related Credit Support Annex (“CSA”) have been executed. The Company uses derivatives to manage asset/liability risk and has designated some of those economic relationships under the criteria to qualify for hedge accounting treatment. All changes in the fair value of the Company’s freestanding derivative positions not designated to hedge accounting relationships, including net receipts and payments, are included in Net derivative gains (losses) without considering changes in the fair value of the economically associated assets or liabilities.

The Company is a party to financial instruments and other contracts that contain “embedded” derivative instruments. At inception, the Company assesses whether the economic characteristics of the embedded instrument are “clearly and closely related” to the economic characteristics of the remaining component of the “host contract” and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When those criteria are satisfied, the resulting embedded derivative is bifurcated from the host contract, carried in the consolidated balance sheets at fair value, and changes in its fair value are recognized immediately and captioned in the consolidated statements of income (loss) according to the nature of the related host contract. For certain financial instruments that contain an embedded derivative that otherwise would need to be bifurcated and reported at fair value, the Company instead may elect to carry the entire instrument at fair value.

Securities Repurchase and Reverse Repurchase Agreements

Securities repurchase and reverse repurchase transactions involve the temporary exchange of securities for cash or other collateral of equivalent value, with agreement to redeliver a like quantity of the same or similar securities at a future date prior to maturity at a fixed and determinable price. Transfers of securities under these agreements to repurchase or resell are evaluated by the Company to determine whether they satisfy the criteria for accounting treatment as secured borrowing or lending arrangements. Agreements not meeting the criteria would require recognition of the transferred securities as sales or purchases with related forward repurchase or resale commitments. All of the Company’s securities repurchase transactions are accounted for as collateralized borrowings with the related obligations distinctly captioned in the consolidated balance sheets. Earnings from investing activities related to the cash received under the Company’s securities repurchase arrangements are reported in the consolidated statements of income (loss) as Net investment income and the associated borrowing cost is reported as Interest expense. The Company has not actively engaged in securities reverse repurchase transactions.

Commercial and Agricultural Mortgage Loans on Real Estate

Mortgage loans are stated at unpaid principal balances, net of unamortized discounts, premiums and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan’s original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

For commercial and agricultural mortgage loans, an allowance for credit loss is typically recommended when management believes it is probable that principal and interest will not be collected according to the contractual terms. Factors that influence management’s judgment in determining allowance for credit losses include the following:

•

Loan-to-value ratio — Derived from current loan balance divided by the fair market value of the property. An allowance for credit loss is typically recommended when the loan-to-value ratio is in excess of 100%. In the case where the loan-to-value is in excess of 100%, the allowance for credit loss is derived by taking the difference between the fair market value (less cost of sale) and the current loan balance.

•	Debt service coverage ratio — Derived from actual operating earnings divided by annual debt service. If the ratio is below 1.0x, then the income from the property does not support the debt.

•	Occupancy — Criteria varies by property type but low or below market occupancy is an indicator of sub-par property performance.

•

Lease expirations — The percentage of leases expiring in the upcoming 12 to 36 months are monitored as a decline in rent and/or occupancy may negatively impact the debt service coverage ratio. In the case of single-tenant properties or properties with large tenant exposure, the lease expiration is a material risk factor.

•

Maturity — Mortgage loans that are not fully amortizing and have upcoming maturities within the next 12 to 24 months are monitored in conjunction with the capital markets to determine the borrower’s ability to refinance the debt and/or pay off the balloon balance.

•	Borrower/tenant related issues — Financial concerns, potential bankruptcy or words or actions that indicate imminent default or abandonment of property.

•	Payment status (current vs. delinquent) — A history of delinquent payments may be a cause for concern.

•	Property condition — Significant deferred maintenance observed during the lenders annual site inspections.

•	Other — Any other factors such as current economic conditions may call into question the performance of the loan.

Mortgage loans also are individually evaluated quarterly by the Company’s IUS Committee for impairment, including an assessment of related collateral value. Commercial mortgages 60 days or more past due and agricultural mortgages 90 days or more past due, as well as all mortgages in the process of foreclosure, are identified as problem mortgages. Based on its monthly monitoring of mortgages, a class of potential problem mortgages are also identified, consisting of mortgage loans not currently classified as problem mortgages but for which management has doubts as to the ability of the borrower to comply with the present loan payment terms and which may result in the loan becoming a problem or being restructured. The decision whether to classify a performing mortgage loan as a potential problem involves significant subjective judgments by management as to likely future industry conditions and developments with respect to the borrower or the individual mortgaged property.

For problem mortgage loans, a valuation allowance is established to provide for the risk of credit losses inherent in the lending process. The allowance includes loan specific reserves for mortgage loans determined to be non-performing as a result of the loan review process. A non-performing loan is defined as a loan for which it is probable that amounts due according to the contractual terms of the loan agreement will not be collected. The loan-specific portion of the loss allowance is based on the Company’s assessment as to ultimate collectability of loan principal and interest. Valuation allowances for a non-performing loan are recorded based on the present value of expected future cash flows discounted at the loan’s effective interest rate or based on the fair value of the collateral if the loan is collateral dependent. The valuation allowance for mortgage loans can increase or decrease from period to period based on such factors.

Impaired mortgage loans without provision for losses are mortgage loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on mortgage loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on mortgage loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as Investment gains (losses), net.

Mortgage loans are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans are classified as nonaccrual mortgage loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan has been restructured to where the collection of interest is considered likely.

Net Investment Income (Loss), Investment Gains (Losses), Net and Unrealized Investment Gains (Losses)

Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in Investment gains (losses), net.

Realized and unrealized holding gains (losses) on trading and equity securities are reflected in Net investment income (loss).

Unrealized investment gains (losses) on fixed maturities designated as AFS held by the Company are accounted for as a separate component of AOCI, net of related deferred income taxes, as are amounts attributable to certain pension operations, Closed Block’s policyholders’ dividend obligation, insurance liability loss recognition, DAC related to UL policies, investment-type products and participating traditional life policies.

Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities classified as AFS and do not reflect any change in fair value of policyholders’ account balances and future policy benefits.

Fair Value of Financial Instruments

Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. See Note 7 for additional information regarding determining the fair value of financial instruments.

Recognition of Insurance Income and Related Expenses

Deposits related to universal life (“UL”) and investment-type contracts are reported as deposits to policyholders’ account balances. Revenues from these contracts consist of fees assessed during the period against policyholders’ account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders’ account balances.

Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized in income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of DAC.

For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as revenue when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

DAC

Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, reflecting incremental direct costs of contract acquisition with independent third parties or employees that are essential to the contract transaction, as well as the portion of employee compensation, including payroll fringe benefits and other costs directly related to underwriting, policy issuance and processing, medical inspection, and contract selling for successfully negotiated contracts including commissions, underwriting, agency and policy issue expenses, are deferred. In each reporting period, DAC amortization, net of the accrual of imputed interest on DAC balances, is recorded to Amortization of deferred policy acquisition costs. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period. The determination of DAC, including amortization and recoverability estimates, is based on models that involve numerous assumptions and subjective judgments, including those regarding policyholder behavior, surrender and withdrawal rates, mortality experience, and other inputs including financial market volatility and market rates of return.

After the initial establishment of reserves, premium deficiency and loss recognition tests are performed each period end using best estimate assumptions as of the testing date without provisions for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for the aggregate product group are insufficient to provide for expected future policy benefits and expenses for that line of business (i.e., reserves net of any DAC asset), DAC would first be written off and thereafter, if required, a premium deficiency reserve would be established by a charge to earnings.

Amortization Policy

In accordance with the guidance for the accounting and reporting by insurance enterprises for certain long-duration contracts and participating contracts and for realized gains and losses from the sale of investments, current and expected future profit margins for products covered by this guidance are examined regularly in determining the amortization of DAC.

DAC associated with certain variable annuity products is amortized based on estimated assessments, with DAC on the remainder of variable annuities, UL and investment-type products amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Accounts fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, embedded derivatives and changes in the reserve of products that have indexed features such as SCS IUL and MSO, updated at the end of each accounting period. When estimated gross profits are expected to be negative for multiple years of a contract life, DAC is amortized using the present value of estimated assessments. The effect on the amortization of DAC of revisions to estimated gross profits or assessments is reflected in earnings (loss) in the period such estimated gross profits or assessments are revised. A decrease in expected gross profits or assessments would accelerate DAC amortization. Conversely, an increase in expected gross profits or assessments would slow DAC amortization. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date.

A significant assumption in the amortization of DAC on variable annuities and, to a lesser extent, on variable and interest-sensitive life insurance relates to projected future Separate Account performance. Management sets estimated future gross profit or assessment assumptions related to Separate Account performance using a long-term view of expected average market returns by applying a Reversion to the Mean (“RTM”) approach, a commonly used industry practice. This future return approach influences the projection of fees earned, as well as other sources of estimated gross profits. Returns that are higher than expectations for a given period produce higher than expected account balances, increase the fees earned resulting in higher expected future gross profits and lower DAC amortization for the period. The opposite occurs when returns are lower than expected.

In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance. Management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. At December 31, 2019, the average gross short-term and long-term annual return estimate on variable and interest-sensitive life insurance and variable annuities was 7.0% (4.7% net of product weighted average Separate Accounts fees), and the gross maximum and minimum short-term annual rate of return limitations were 15.0% (12.7% net of product weighted average Separate Accounts fees) and 0.0% (2.3% net of product weighted average Separate Accounts fees), respectively. The maximum duration over which these rate limitations may be applied is five years. This approach will continue to be applied in future periods. These assumptions of long-term growth are subject to assessment of the reasonableness of resulting estimates of future return assumptions.

In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated periodically to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC amortization.

Other significant assumptions underlying gross profit estimates for UL and investment type products relate to contract persistency and General Account investment spread.

For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2019, the average rate of assumed investment yields, excluding policy loans, for the Company was 4.6% grading to 4.3% over six years. Estimated gross margins include anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the accumulated amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date. Many of the factors that affect gross margins are included in the determination of the Company’s dividends to these policyholders. DAC adjustments related to participating traditional life policies do not create significant volatility in results of operations as the Closed Block recognizes a cumulative policyholder dividend obligation expense in “Policyholders’ dividends,” for the excess of actual cumulative earnings over expected cumulative earnings as determined at the time of demutualization.

DAC associated with non-participating traditional life policies are amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in income (loss) in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy. DAC related to these policies are subject to recoverability testing as part of the Company’s premium deficiency testing. If a premium deficiency exists, DAC are reduced by the amount of the deficiency or to zero through a charge to current period earnings (loss). If the deficiency exceeds the DAC balance, the reserve for future policy benefits is increased by the excess, reflected in earnings (loss) in the period such deficiency occurs.

For some products, policyholders can elect to modify product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. These transactions are known as internal replacements. If such modification substantially changes the contract, the associated DAC is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

Reinsurance

For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. Cessions under reinsurance agreements do not discharge the Company’s obligations as the primary insurer. The Company reviews all contractual features, including those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC and recognized as a component of other expenses on a basis consistent with the way the acquisition costs on the underlying reinsured contracts would be recognized. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as Premiums ceded (assumed); and Amounts due from reinsurers (Amounts due to reinsurers) are established.

Assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance recoverable balances could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

Premiums, Policy charges and fee income and Policyholders’ benefits include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues. With respect to GMIBs, a portion of the directly written GMIBs are accounted for as insurance liabilities, but the associated reinsurance agreements contain embedded derivatives. These embedded derivatives are included in GMIB reinsurance contract asset, at fair value with changes in estimated fair value reported in Net derivative gains (losses).

If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in Other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

For reinsurance contracts other than those accounted for as derivatives, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

Policyholder Bonus Interest Credits

Policyholder bonus interest credits are offered on certain deferred annuity products in the form of either immediate bonus interest credited or enhanced interest crediting rates for a period of time. The interest crediting expense associated with these policyholder bonus interest credits is deferred and amortized over the lives of the underlying contracts in a manner consistent with the amortization of DAC. Unamortized balances are included in Other assets in the consolidated balance sheets and amortization is included in Interest credited to policyholders’ account balances in the consolidated statements of income (loss).

Policyholders’ Account Balances and Future Policy Benefits

Policyholders’ account balances relate to contracts or contract features where the Company has no significant insurance risk. This liability represents the contract value that has accrued to the benefit of the policyholder as of the balance sheet date.

For participating traditional life insurance policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial insurance assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Company’s experience that, together with interest and expense assumptions, includes a margin for adverse deviation. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated policyholders’ fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 4.5% to 6.3% (weighted average of 5.0%) for approximately 99.2% of life insurance liabilities and from 1.5% to 5.5% (weighted average of 4.1%) for annuity liabilities.

Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income (“DI”) reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings.

Obligations arising from funding agreements are also reported in Policyholders’ account balances in the consolidated balance sheets. As a member of the Federal Home Loan Bank of New York (“FHLBNY”), the Company has access to collateralized borrowings. The Company may also issue funding agreements to the FHLBNY. Both the collateralized borrowings and funding agreements would require the Company to pledge qualified mortgage-backed assets and/or government securities as collateral.

The Company has issued and continues to offer certain variable annuity products with guaranteed minimum death benefits (“GMDB”) and/or contain a guaranteed minimum living benefit (“GMLB,” and together with GMDB, the “GMxB features”) which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a guaranteed minimum income benefit (“GMIB”) base. The Company previously issued certain variable annuity products with and guaranteed income benefit (“GIB”) features, guaranteed withdrawal benefit for life (“GWBL”), guaranteed minimum withdrawal benefit (“GMWB”) and guaranteed minimum accumulation benefit (“GMAB”) features. The Company has also assumed reinsurance for products with GMxB features.

Reserves for products that have GMIB features, but do not have no-lapse guarantee features, and products with GMDB features are determined by estimating the expected value of death or income benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated life based on expected assessments (i.e., benefit ratio). These reserves are recorded within Future policy benefits and other policyholders’ liabilities. The determination of this estimated liability is based on models that involve numerous assumptions and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender and withdrawal rates, mortality experience, and, for contracts with the GMIB feature, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a RTM approach, consistent with that used for DAC amortization. There can be no assurance that actual experience will be consistent with management’s estimates.

Products that have a GMIB feature with a no-lapse guarantee rider (“GMIBNLG”), GIB, GWBL, GMWB and GMAB features and the assumed products with GMIB features (collectively “GMxB derivative features”) are considered either freestanding or embedded derivatives and discussed below under (“Embedded and Freestanding Insurance Derivatives”).

After the initial establishment of reserves, premium deficiency and loss recognition tests are performed each period end using best estimate assumptions as of the testing date without provisions for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for the aggregate product group are insufficient to provide for expected future policy benefits and expenses for that line of business (i.e., reserves net of any DAC asset), DAC would first be written off and thereafter, if required, a premium deficiency reserve would be established by a charge to earnings. Premium deficiency reserves are recorded for the group single premium annuity business, certain interest-sensitive life contracts, structured settlements, individual disability income and major medical. Additionally, in certain instances the policyholder liability for a particular line of business may not be deficient in the aggregate to trigger loss recognition, but the pattern of earnings may be such that profits are expected to be recognized in earlier years followed by losses in later years.

This pattern of profits followed by losses is exhibited in our variable interest-sensitive life (“VISL”) business and is generated by the cost structure of the product or secondary guarantees in the contract. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges. We accrue for these Profits Followed by Losses (“PFBL”) using a dynamic approach that changes over time as the projection of future losses change.

Policyholders’ Dividends

The amount of policyholders’ dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by the board of directors of the issuing insurance company. The aggregate amount of policyholders’ dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by the Company.

Embedded and Freestanding Insurance Derivatives

Reserves for products considered either embedded or freestanding derivatives are measured at estimated fair value separately from the host variable annuity product, with changes in estimated fair value reported in Net derivative gains (losses). The estimated fair values of these derivatives are determined based on the present value of projected future benefits minus the present value of projected future fees attributable to the guarantee. The projections of future benefits and future fees require capital markets and actuarial assumptions, including expectations concerning policyholder behavior. A risk-neutral valuation methodology is used under which the cash flows from the guarantees are projected under multiple capital market scenarios using observable risk-free rates.

Additionally, the Company cedes and assumes reinsurance of products with GMxB features, which are considered either an embedded or freestanding derivative and measured at fair value. The GMxB reinsurance contract asset and liabilities’ fair values reflect the present value of reinsurance premiums and recoveries and risk margins over a range of market-consistent economic scenarios.

Changes in the fair value of embedded and freestanding derivatives are reported in Net derivative gains (losses). Embedded derivatives in direct and assumed reinsurance contracts are reported in Future policyholders’ benefits and other policyholders’ liabilities and embedded derivatives in ceded reinsurance contracts are reported in the GMIB reinsurance contract asset, at fair value in the consolidated balance sheets.

Embedded derivatives fair values are determined based on the present value of projected future benefits minus the present value of projected future fees. At policy inception, a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits is attributed to the embedded derivative. The percentage of fees included in the fair value measurement is locked-in at inception. Fees above those amounts represent “excess” fees and are reported in Policy charges and fee income.

Separate Accounts

Generally, Separate Accounts established under New York State and Arizona State Insurance Law are not chargeable with liabilities that arise from any other business of the Company. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed separate accounts liabilities. Assets and liabilities of the Separate Account represent the net deposits and accumulated net investment earnings (loss) less fees, held primarily for the benefit of policyholders, and for which the Company does not bear the investment risk. Separate Accounts assets and liabilities are shown on separate lines in the consolidated balance sheets. Assets held in Separate Accounts are reported at quoted market values or, where quoted values are not readily available or accessible for these securities, their fair value measures most often are determined through the use of model pricing that effectively discounts prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security’s duration, also taking into consideration issuer-specific credit quality and liquidity. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to policyholders of such Separate Accounts are offset within the same line in the consolidated statements of income (loss). For 2019, 2018 and 2017, investment results of such Separate Accounts were gains (losses) of $22.9 billion, and $(7.2) billion and $16.7 billion, respectively.

Deposits to Separate Accounts are reported as increases in Separate Accounts assets and liabilities and are not reported in revenues or expenses. Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

The Company reports the General Account’s interests in Separate Accounts as Other trading in the consolidated balance sheets.

Broker-Dealer Revenues, Receivables and Payables

Certain of the Company’s subsidiaries provide investment management, brokerage and distribution services for affiliates and third parties. Third-party revenues earned from these services are reported in Other income in the Company’s consolidated statement of income (loss).

Receivables from and payables to clients include amounts due on cash and margin transactions. Securities owned by customers are held as collateral for receivables; such collateral is not reflected in the consolidated financial statements.

Internal-use Software

Capitalized internal-use software, included in Other assets in the consolidated balance sheets, is amortized on a straight-line basis over the estimated useful life of the software that ranges between three and five years. Capitalized amounts are periodically tested for impairment in accordance with the guidance on impairment of long-lived assets. An immediate charge to earnings is recognized if capitalized software costs no longer are deemed to be recoverable. In addition, service potential is periodically reassessed to determine whether facts and circumstances have compressed the software’s useful life such that acceleration of amortization over a shorter period than initially determined would be required.

Capitalized internal-use software, net of accumulated amortization, amounted to $126 million and $115 million at December 31, 2019 and 2018, respectively, and is recorded in Other assets in the Consolidated balance sheets. Amortization of capitalized internal-use software in 2019, 2018 and 2017 was $36 million, $35 million and $37 million, respectively, recorded in other Operating costs and expenses in the consolidated statements of income (loss).

Long-term Debt

Liabilities for long-term debt are primarily carried at an amount equal to unpaid principal balance, net of unamortized discount or premium and debt issue costs. Original-issue discount or premium and debt-issue costs are recognized as a component of interest expense over the period the debt is expected to be outstanding, using the interest method of amortization. Interest expense is generally presented within Interest expense in the consolidated statements of income (loss).

Income Taxes

The Company files as part of a consolidated Federal income tax return. The Company provides for federal and state income taxes currently payable, as well as those deferred due to temporary differences between the financial reporting and tax bases of assets and liabilities. Current federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred tax assets will not be realized.

Under accounting for uncertainty in income taxes guidance, the Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the consolidated financial statements. Tax positions are then measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement.

Recognition of Investment Management and Service Fees and Related Expenses

Investment management, advisory and service fees

Reported as Investment management and service fees in the Company’s consolidated statements of income (loss) are investment management and administrative service fees earned by AXA Equitable Funds Management Group, LLC (“Equitable FMG”) as well as certain asset-based fees associated with insurance contracts.

Equitable FMG provides investment management and administrative services, such as fund accounting and compliance services, to AXA Premier VIP Trust (“Equitable Premier VIP Trust”), EQ Advisors Trust (“EQAT”) and 1290 Funds as well as two private investment trusts established in the Cayman Islands, AXA Allocation Funds Trust and AXA Offshore Multimanager Funds Trust (collectively, the “Other AXA Trusts”). The contracts supporting these revenue streams create a distinct, separately identifiable performance obligation for each day the assets are managed for the performance of a series of services that are substantially the same and have the same pattern of transfer to the customer. Accordingly, these investment management, advisory, and administrative service base fees are recorded over time as services are performed and entitle the Company to variable consideration. Base fees, generally calculated as a percentage of assets under management (“AUM”), are recognized as revenue at month-end when the transaction price no longer is variable and the value of the consideration is determined. These fees are not subject to claw back and there is minimal probability that a significant reversal of the revenue recorded will occur.

Sub-advisory and sub-administrative expenses associated with these services are calculated and recorded as the related services are performed in Other operating costs and expense in the consolidated statements of income (loss) as the Company is acting in a principal capacity in these transactions and, as such, reflects these revenues and expenses on a gross basis.

Distribution services

Revenues from distribution services include fees received as partial reimbursement of expenses incurred in connection with the sale of certain mutual funds and the 1290 Funds and for the distribution primarily of EQAT and Equitable Trust shares to Separate Accounts in connection with the sale of variable life and annuity contracts. The amount and timing of revenues recognized from performance of these distribution services often is dependent upon the contractual arrangements with the customer and the specific product sold as further described below.

Most open-end management investment companies, such as U.S. funds and the EQAT and Equitable Trusts and the 1290 Funds, have adopted a plan under Rule 12b-1 of the Investment Company Act that allows for certain share classes to pay out of assets, distribution and service fees for the distribution and sale of its shares (“12b-1 Fees”). These open-end management investment companies have such agreements with the Company, and the Company has selling and distribution agreements pursuant to which it pays sales commissions to the financial intermediaries that distribute the shares. These agreements may be terminated by either party upon notice (generally 30 days) and do not obligate the financial intermediary to sell any specific amount of shares.

The Company records 12b-1 fees monthly based upon a percentage of the net asset value (“NAV”) of the funds. At month-end, the variable consideration of the transaction price is no longer constrained as the NAV can be calculated and the value of consideration is determined. These services are separate and distinct from other asset management services as the customer can benefit from these services independently of other services. The Company accrues the corresponding 12b-1 fees paid to sub-distributors monthly as the expenses are incurred. The Company is acting in a principal capacity in these transactions; as such, these revenues and expenses are recorded on a gross basis in the consolidated statements of income (loss).

Other revenues

Also reported as Investment management and service fees in the Company’s consolidated statements of income (loss) are other revenues from contracts with customers, primarily consisting of mutual fund reimbursements and other brokerage income.

Other income

Revenues from contracts with customers reported as Other Income in the Company’s consolidated statements of income (loss) primarily consist of advisory account fees and brokerage commissions from the Company’s subsidiary broker-dealer operations and sales commissions from the Company’s general agent for the distribution of non-affiliate insurers’ life insurance and annuity products. These revenues are recognized at month-end when constraining factors, such as AUM and product mix, are resolved and the transaction pricing no longer is variable such that the value of consideration can be determined.

Discontinued Operations

The results of operations of a component of the Company that has been disposed of are reported in discontinued operations if certain criteria are met; such as if the disposal represents a strategic shift that has or will have a major effect on the Company’s operations and financial results. The results of AB for the year ended December 31, 2019, are reported in the Company’s consolidated statements of income (loss) as Net income (loss) from discontinued operations, net of taxes and noncontrolling interest. Intercompany transactions between the Company and AB prior to the disposal have been eliminated. See Note 19 for information on discontinued operations and transactions with AB.

Accounting and Consolidation of Variable Interest Entities (“VIEs”)

For all new investment products and entities developed by the Company (other than Collateralized Debt Obligations (“CDOs”)), the Company first determines whether the entity is a VIE, which involves determining an entity’s variability and variable interests, identifying the holders of the equity investment at risk and assessing the five characteristics of a VIE. Once an entity has been determined to be a VIE, the Company then identifies the primary beneficiary of the VIE. If the Company is deemed to be the primary beneficiary of the VIE, then the Company consolidates the entity.

Management of the Company reviews quarterly its investment management agreements and its investments in, and other financial arrangements with, certain entities that hold client assets under management (“AUM”) to determine the entities that the Company is required to consolidate under this guidance. These entities include certain mutual fund products, hedge funds, structured products, group trusts, collective investment trusts and limited partnerships.

The analysis performed to identify variable interests held, determine whether entities are VIEs or VOEs, and evaluate whether the Company has a controlling financial interest in such entities requires the exercise of judgment and is updated on a continuous basis as circumstances change or new entities are developed. The primary beneficiary evaluation generally is performed qualitatively based on all facts and circumstances, including consideration of economic interests in the VIE held directly and indirectly through related parties and entities under common control, as well as quantitatively, as appropriate.

At December 31, 2019 and 2018, respectively, the Company held approximately $1.1 billion and $1.1 billion of investment assets in the form of equity interests issued by non-corporate legal entities determined under the guidance to be VIEs, such as limited partnerships and limited liability companies, including hedge funds, private equity funds and real estate-related funds. As an equity investor, the Company is considered to have a variable interest in each of these VIEs as a result of its participation in the risks and/or rewards these funds were designed to create by their defined portfolio objectives and strategies. Primarily through qualitative assessment, including consideration of related party interests or other financial arrangements, if any, the Company was not identified as primary beneficiary of any of these VIEs, largely due to its inability to direct the activities that most significantly impact their economic performance. Consequently, the Company continues to reflect these equity interests in the consolidated balance sheets as Other equity investments and to apply the equity method of accounting for these positions. The net assets of these non-consolidated VIEs are $160.2 billion and $166.1 billion at December 31, 2019 and 2018, respectively. The Company’s maximum exposure to loss from its direct involvement with these VIEs is the carrying value of its investment of $1.1 billion and $1.1 billion and approximately $1.1 billion and $916 million of unfunded commitments at December 31, 2019 and 2018, respectively. The Company has no further economic interest in these VIEs in the form of guarantees, derivatives, credit enhancements or similar instruments and obligations.

Redeemable noncontrolling interests are presented in mezzanine equity and non-redeemable noncontrolling interests are presented within permanent equity.

At December 31, 2019 and 2018, the Company consolidated one real estate joint venture for which it was identified as the primary beneficiary under the VIE model. The consolidated entity is jointly owned by Equitable Life and AXA France and holds an investment in a real estate venture. Included in the Company’s consolidated balance sheets at December 31, 2019 and 2018 are total assets of $32 million and $36 million, respectively related to this VIE, primarily resulting from the consolidated presentation of Real estate held for production of income. In addition, Real estate held for production of income reflects $(5) million as related to one non-consolidated joint venture at December 31, 2019 and $16 million income as related to two non-consolidated joint ventures at December 31, 2018.

Assumption Updates and Model Changes

The Company conducts its annual review of its assumptions and models during the third quarter of each year. The annual review encompasses assumptions underlying the valuation of unearned revenue liabilities, embedded derivatives for our insurance business, liabilities for future policyholder benefits, DAC and deferred sales inducement assets (“DSI”). As a result of this review, some assumptions were updated, resulting in increases and decreases in the carrying values of these product liabilities and assets.

The net impact of assumption changes in the third quarter of 2019 decreased Policy charges and fee income by $11 million, increased Policyholders’ benefits by $886 million, increased Net derivative losses by $548 million, decreased Interest credited to policyholders’ account balances by $14 million and decreased the Amortization of DAC by $77 million. This resulted in a decrease in Income (loss) from operations, before income taxes of $1.4 billion and decreased Net income (loss) by $1.1 billion. There was no material impact from model changes during the third quarter of 2019 to our Income (loss) from continuing operations, before income taxes or Net income (loss).

The net impact of assumption changes in the third quarter of 2018 decreased Policy charges and fee income by $12 million, decreased Policyholders’ benefits by $684 million, increased Net derivative losses by $1.1 billion, and decreased the Amortization of DAC by $165 million. This resulted in a decrease in the third quarter of 2018 in Income (loss) from operations, before income taxes of $228 million and decreased Net income (loss) by approximately $187 million. There was no material impact from model changes during the third quarter of 2018 to our Income (loss) from continuing operations, before income taxes or Net income (loss).

The net impact of assumption changes in 2017 increased Policyholders’ benefits by $23 million, decreased the Amortization of DAC by $247 million, decreased Policy charges and fee income by $88 million, increased the fair value of our GMIB reinsurance asset by $1.5 billion and decreased the fair value of the GMIBNLG liability by $447 million. This resulted in an increase in Income (loss) from operations, before income taxes of $1.7 billion and increased Net income by approximately $1.1 billion.

3)	INVESTMENTS

Fixed Maturities

The following tables provide information relating to fixed maturities classified as available-for-sale (“AFS”).

Available-for-Sale Fixed Maturities by Classification

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	OTTI in AOCI(4)
	(in millions)
December 31, 2019:
Fixed Maturities:
Corporate(1)	$42,347	$2,178	$61	$44,464	$—
U.S. Treasury, government and agency	14,385	1,151	305	15,231	—
States and political subdivisions	584	68	3	649	—
Foreign governments	460	35	5	490	—
Residential mortgage-backed(2)	161	12	—	173	—
Asset-backed(3)	843	3	2	844	—
Redeemable preferred stock	498	18	5	511	—

Total at December 31, 2019	$59,278	$3,465	$381	$62,362	$—

December 31, 2018:
Fixed Maturities:
Corporate(1)	$26,690	$385	$699	$26,376	$—
U.S. Treasury, government and agency	13,646	143	454	13,335	—
States and political subdivisions	408	47	1	454	—
Foreign governments	515	17	13	519	—
Residential mortgage-backed(2)	193	9	—	202	—
Asset-backed(3)	600	1	11	590	2
Redeemable preferred stock	440	16	17	439	—

Total at December 31, 2018	$42,492	$618	$1,195	$41,915	$2

(1)	Corporate fixed maturities include both public and private issues.

(2)	Includes publicly traded agency pass-through securities and collateralized obligations.
(3)	Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.
(4)	Amounts represent OTTI losses in AOCI, which were not included in Net income (loss).

The contractual maturities of AFS fixed maturities at December 31, 2019 are shown in the table below. Bonds not due at a single maturity date have been included in the table in the final year of maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

Contractual Maturities of Available-for-Sale Fixed Maturities

	Amortized Cost	Fair Value
	(in millions)
December 31, 2019:
Due in one year or less	$3,729	$3,745
Due in years two through five	13,266	13,663
Due in years six through ten	16,527	17,606
Due after ten years	24,254	25,820

Subtotal	57,776	60,834
Residential mortgage-backed securities	161	173
Asset-backed securities	843	844
Redeemable preferred stock	498	511

Total at December 31, 2019	$59,278	$62,362

The following table shows proceeds from sales, gross gains (losses) from sales for AFS fixed maturities for the years ended December 31, 2019, 2018 and 2017:

Proceeds and Gains (Losses) on Sales for Available-for-Sale Fixed Maturities

	Years Ended December 31,
	2019	2018	2017
	(in millions)
Proceeds from sales	$8,702	$7,136	$7,232

Gross gains on sales	$229	$145	$98

Gross losses on sales	$(28)	$(103)	$211

Total OTTI	$—	$(37)	$(13)
Non-credit losses recognized in OCI	—	—	—

Credit losses recognized in net income (loss)	$—	$(37)	$(13)

The following table sets forth the amount of credit loss impairments on AFS fixed maturities held by the Company at the dates indicated and the corresponding changes in such amounts:

Available-for-Sale Fixed Maturities — Credit Loss Impairments

	Years Ended December 31,
	2019	2018
	(in millions)
Balance at January 1,	$(46)	$(10)
Previously recognized impairments on securities that matured, paid, prepaid or sold	31	1
Recognized impairments on securities impaired to fair value this period(1)	—	—
Impairments recognized this period on securities not previously impaired	—	(37)
Additional impairments this period on securities previously impaired	—	—
Increases due to passage of time on previously recorded credit losses	—	—
Accretion of previously recognized impairments due to increases in expected cash flows	—	—

Balance at December 31,	$(15)	$(46)

(1)

Represents circumstances where the Company determined in the current period that it intends to sell the security, or it is more likely than not that it will be required to sell the security before recovery of the security’s amortized cost.

Net unrealized investment gains (losses) on fixed maturities classified as AFS are included in the consolidated balance sheets as a component of AOCI.

Changes in net unrealized investment gains (losses) recognized in AOCI include reclassification adjustments to reflect amounts realized in Net income (loss) for the current period that had been part of OCI in earlier periods. The tables that follow below present a roll-forward of net unrealized investment gains (losses) recognized in AOCI:

Net Unrealized Gains (Losses) on Available-for-Sale Fixed Maturities

	Net Unrealized Gains (Losses) on Investments	DAC	Policyholders’ Liabilities	Deferred Income Tax Asset (Liability)	AOCI Gain (Loss) Related to Net Unrealized Investment Gains (Losses)
	(in millions)
Balance, January 1, 2019	$(577)	$39	$(55)	$125	$(468)
Net investment gains (losses) arising during the period	3,872	—	—	—	3,872
Reclassification adjustment:
Included in Net income (loss)	(211)	—	—	—	(211)
Excluded from Net income (loss)(1)	—	—	—	—	—
Impact of net unrealized investment gains (losses) on:
DAC	—	(870)	—	—	(870)
Deferred income taxes	—	—	—	(558)	(558)
Policyholders’ liabilities	—	—	(137)	—	(137)

Net unrealized investment gains (losses) excluding OTTI losses	3,084	(831)	(192)	(433)	1,628
Net unrealized investment gains (losses) with OTTI losses	—	—	—	—	—

Balance, December 31, 2019	$3,084	$(831)	$(192)	$(433)	$1,628

	Net Unrealized Gains (Losses) on Investments	DAC	Policyholders’ Liabilities	Deferred Income Tax Asset (Liability)	AOCI Gain (Loss) Related to Net Unrealized Investment Gains (Losses)
	(in millions)
Balance, January 1, 2018	$1,526	$(315)	$(232)	$(300)	$679
Net investment gains (losses) arising during the period	(2,098)	—	—	—	(2,098)
Reclassification adjustment:
Included in Net income (loss)	(5)	—	—	—	(5)
Excluded from Net income (loss)(1)	—	—	—	—	—
Impact of net unrealized investment gains (losses) on:
DAC	—	354	—	—	354
Deferred income taxes(2)	—	—	—	425	425
Policyholders’ liabilities	—	—	177	—	177

Net unrealized investment gains (losses) excluding OTTI losses	(577)	39	(55)	125	(468)
Net unrealized investment gains (losses) with OTTI losses	—	—	—	—	—

Balance, December 31, 2018	$(577)	$39	$(55)	$125	$(468)

(1)	Represents “transfers out” related to the portion of OTTI losses during the period that were not recognized in Net income (loss) for securities with no prior OTTI loss.
(2)	Includes a $86 million income tax benefit from the impact of adoption of ASU 2018-02.

The following tables disclose the fair values and gross unrealized losses of the 390 securities at December 31, 2019 and the 1,471 securities at December 31, 2018 that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position for the specified periods at the dates indicated:

Continuous Gross Unrealized Losses for Available-for-Sale Fixed Maturities

	Less Than 12 Months		12 Months or Longer		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(in millions)
December 31, 2019:
Fixed Maturities:
Corporate	$2,669	$41	$366	$20	$3,035	$61
U.S. Treasury, government and agency	4,245	305	2	—	4,247	305
States and political subdivisions	123	3	—	—	123	3
Foreign governments	11	—	47	5	58	5
Asset-backed	319	—	201	2	520	2
Redeemable preferred stock	29	—	49	5	78	5

Total	$7,396	$349	$665	$32	$8,061	$381

	Less Than 12 Months		12 Months or Longer		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(in millions)
December 31, 2018:
Fixed Maturities:
Corporate	$8,369	$306	$6,161	$393	$14,530	$699
U.S. Treasury, government and agency	2,636	68	3,154	386	5,790	454
States and political subdivisions	—	—	19	1	19	1
Foreign governments	109	3	76	10	185	13
Residential mortgage-backed	—	—	13	—	13	—
Asset-backed	558	11	6	—	564	11
Redeemable preferred stock	160	12	31	5	191	17

Total	$11,832	$400	$9,460	$795	$21,292	$1,195

The Company’s investments in fixed maturities do not include concentrations of credit risk of any single issuer greater than 10% of the consolidated equity of the Company, other than securities of the U.S. government, U.S. government agencies, and certain securities guaranteed by the U.S. government. The Company maintains a diversified portfolio of corporate securities across industries and issuers and does not have exposure to any single issuer in excess of 0.6% of total corporate securities. The largest exposures to a single issuer of corporate securities held at December 31, 2019 and 2018 were $279 million and $210 million, respectively, representing 2.4% and 1.7% of the consolidated equity of the Company.

Corporate high yield securities, consisting primarily of public high yield bonds, are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or the National Association of Insurance Commissioners (“NAIC”) designation of 3 (medium investment grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2019 and 2018, respectively, approximately $1.4 billion and $1.2 billion, or 2.3% and 2.9%, of the $59.3 billion and $42.5 billion aggregate amortized cost of fixed maturities held by the Company were considered to be other than investment grade. These securities had gross unrealized losses of $21 million and $30 million at December 31, 2019 and 2018, respectively.

At December 31, 2019 and 2018, respectively, the $32 million and $795 million of gross unrealized losses of twelve months or more were concentrated in corporate and U.S. Treasury, government and agency securities. In accordance with the policy described in Note 2, the Company concluded that an adjustment to income for OTTI for these securities was not warranted at either December 31, 2019 or 2018. At December 31, 2019, the Company did not intend to sell the securities nor will it likely be required to dispose of the securities before the anticipated recovery of their remaining amortized cost basis.

At December 31, 2019 and 2018, respectively, the fair value of the Company’s trading account securities was $6.6 billion and $15.2 billion. At December 31, 2019 and 2018, respectively, trading account securities included the General Account’s investment in Separate Accounts, which had carrying values of $58 million and $48 million.

Mortgage Loans

The payment terms of mortgage loans may from time to time be restructured or modified.

At December 31, 2019 and 2018, the carrying values of problem commercial mortgage loans on real estate that had been classified as non-accrual loans were $0 million and $19 million, respectively.

Allowances for credit losses for commercial mortgage loans were $0 million and $7 million for the years ended December 31, 2019 and 2018, respectively. There were no allowances for credit losses for agricultural mortgage loans in 2019 and 2018.

The following tables provide information relating to the loan-to-value and debt service coverage ratios for commercial and agricultural mortgage loans at December 31, 2019 and 2018. The values used in these ratio calculations were developed as part of the periodic review of the commercial and agricultural mortgage loan portfolio, which includes an evaluation of the underlying collateral value.

Mortgage Loans by Loan-to-Value and Debt Service Coverage Ratios

	Debt Service Coverage Ratio(1)
Loan-to-Value Ratio(2):	Greater than 2.0x	1.8x to 2.0x	1.5x to 1.8x	1.2x to 1.5x	1.0x to 1.2x	Less than 1.0x	Total Mortgage Loans
	(in millions)
December 31, 2019:
Commercial Mortgage Loans:
0% - 50%	$887	$38	$214	$24	$—	$—	$1,163
50% - 70%	4,097	1,195	1,118	795	242	—	7,447
70% - 90%	251	98	214	154	46	—	763
90% plus	—	—	—	—	—	—	—

Total Commercial Mortgage Loans	$5,235	$1,331	$1,546	$973	$288	$—	$9,373

Agricultural Mortgage Loans:
0% - 50%	$322	$104	$241	$545	$321	$50	$1,583
50% - 70%	82	87	236	426	251	33	1,115
70% - 90%	—	—	—	19	—	—	19
90% plus	—	—	—	—	—	—	—

Total Agricultural Mortgage Loans	$404	$191	$477	$990	$572	$83	$2,717

Total Mortgage Loans:
0% - 50%	$1,209	$142	$455	$569	$321	$50	$2,746
50% - 70%	4,179	1,282	1,354	1,221	493	33	8,562
70% - 90%	251	98	214	173	46	—	782
90% plus	—	—	—	—	—	—	—

Total Mortgage Loans	$5,639	$1,522	$2,023	$1,963	$860	$83	$12,090

December 31, 2018:
Commercial Mortgage Loans:
0% - 50%	$780	$21	$247	$24	$—	$—	$1,072
50% - 70%	4,908	656	1,146	325	151	—	7,186
70% - 90%	260	—	117	370	98	—	845
90% plus	—	—	—	27	—	—	27

Total Commercial Mortgage Loans	$5,948	$677	$1,510	$746	$249	$—	$9,130

Agricultural Mortgage Loans:
0% - 50%	$282	$147	$267	$543	$321	$51	$1,611
50% - 70%	112	46	246	379	224	31	1,038
70% - 90%	—	—	—	19	27	—	46
90% plus	—	—	—	—	—	—	—

Total Agricultural Mortgage Loans	$394	$193	$513	$941	$572	$82	$2,695

	Debt Service Coverage Ratio(1)
Loan-to-Value Ratio(2):	Greater than 2.0x	1.8x to 2.0x	1.5x to 1.8x	1.2x to 1.5x	1.0x to 1.2x	Less than 1.0x	Total Mortgage Loans
	(in millions)

Total Mortgage Loans:
0% - 50%	$1,062	$168	$514	$567	$321	$51	$2,683
50% - 70%	5,020	702	1,392	704	375	31	8,224
70% - 90%	260	—	117	389	125	—	891
90% plus	—	—	—	27	—	—	27

Total Mortgage Loans	$6,342	$870	$2,023	$1,687	$821	$82	$11,825

(1)	The debt service coverage ratio is calculated using the most recently reported operating income results from property operations divided by annual debt service.
(2)	The loan-to-value ratio is derived from current loan balance divided by the fair value of the property. The fair value of the underlying commercial properties is updated annually.

The following table provides information relating to the aging analysis of past due mortgage loans at December 31, 2019 and 2018, respectively:

Age Analysis of Past Due Mortgage Loans

	30-59 Days	60-89 Days	90 Days or More	Total	Current	Total Financing Receivables	Recorded Investment 90 Days or More and Accruing
	(in millions)
December 31, 2019:
Commercial	$—	$—	$—	$—	$9,373	$9,373	$—
Agricultural	57	1	66	124	2,593	2,717	66

Total Mortgage Loans	$57	$1	$66	$124	$11,966	$12,090	$66

December 31, 2018:
Commercial	$—	$—	$27	$27	$9,103	$9,130	$—
Agricultural	18	8	42	68	2,627	2,695	40

Total Mortgage Loans	$18	$8	$69	$95	$11,730	$11,825	$40

Net Investment Income (Loss)

The following table breaks out Net investment income (loss) by asset category:

	Years Ended December 31
	2019	2018	2017
	(in millions)

Fixed maturities	$1,902	$1,540	$1,365
Mortgage loans on real estate	540	494	453
Real estate held for the production of income	(2)	(6)	2
Other equity investments	74	123	169
Policy loans	198	201	205
Trading securities	712	128	258
Other investment income	18	69	54

Gross investment income (loss)	3,442	2,549	2,506
Investment expenses	(144)	(71)	(65)

Net investment income (loss)	$3,298	$2,478	$2,441

Net unrealized and realized gains (losses) on trading account equity securities are included in Net investment income (loss) in the Consolidated Statements of Income (Loss). The table below shows a breakdown of Net investment income (loss) from trading account securities during the years ended December 31, 2019, 2018 and 2017:

Net Investment Income (Loss) from Trading Securities

	Years Ended December 31,
	2019	2018	2017
	(in millions)

Net investment gains (losses) recognized during the period on securities held at the end of the period	$422	$(174)	$63
Net investment gains (losses) recognized on securities sold during the period	7	(24)	(19)
Unrealized and realized gains (losses) on trading securities	429	(198)	44
Interest and dividend income from trading securities	283	326	214

Net investment income (loss) from trading securities	$712	$128	$258

Investment Gains (Losses), Net

Investment gains (losses), net including changes in the valuation allowances and OTTI are as follows:

	Years Ended December 31,
	2019	2018	2017
	(in millions)

Fixed maturities	$203	$6	$(130)
Mortgage loans on real estate	(1)	—	2
Real estate held for the production of income	3	—	—
Other equity investments	—	—	3
Other	1	(2)	—

Investment gains (losses), net	$206	$4	$(125)

For the years ended December 31, 2019, 2018 and 2017, respectively, investment results passed through to certain participating group annuity contracts as Interest credited to policyholders’ account balances totaled $2 million, $3 million and $3 million.

4)	DERIVATIVES

The Company uses derivatives as part of its overall asset/liability risk management primarily to reduce exposures to equity market and interest rate risks. Derivative hedging strategies are designed to reduce these risks from an economic perspective and are all executed within the framework of a “Derivative Use Plan” approved by applicable states’ insurance law. Derivatives are generally not accounted for using hedge accounting, with the exception of Treasury Inflation-Protected Securities (“TIPS”), which is discussed further below. Operation of these hedging programs is based on models involving numerous estimates and assumptions, including, among others, mortality, lapse, surrender and withdrawal rates, election rates, fund performance, market volatility and interest rates. A wide range of derivative contracts are used in these hedging programs, including exchange traded equity, currency and interest rate futures contracts, total return and/or other equity swaps, interest rate swap and floor contracts, bond and bond-index total return swaps, swaptions, variance swaps and equity options, credit and foreign exchange derivatives, as well as bond and repo transactions to support the hedging. The Company bought interest rate swaptions during the second quarter of 2019 to reduce the impact of unfavorable changes in interest rates. The derivative contracts are collectively managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits’ exposures attributable to movements in capital markets. In addition, as part of its hedging strategy, the Company targets an asset level for all variable annuity products at or above a CTE98 level under most economic scenarios (CTE is a statistical measure of tail risk which quantifies the total asset requirement to sustain a loss if an event outside a given probability level has occurred. CTE98 denotes the financial resources a company would need to cover the average of the worst 2% of scenarios.)

Derivatives Utilized to Hedge Exposure to Variable Annuities with Guarantee Features

The Company has issued and continues to offer variable annuity products with GMxB features. The risk associated with the GMDB feature is that under-performance of the financial markets could result in GMDB benefits, in the event of death, being higher than what accumulated policyholders’ account balances would support. The risk associated with the GMIB feature is that under-performance of the financial markets could result in the present value of GMIB, in the event of annuitization, being higher than what accumulated policyholders’ account balances would support, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. The risk associated with products that have a GMxB derivative features liability is that under-performance of the financial markets could result in the GMxB derivative features’ benefits being higher than what accumulated policyholders’ account balances would support.

For GMxB features, the Company retains certain risks including basis, credit spread and some volatility risk and risk associated with actual versus expected actuarial assumptions for mortality, lapse and surrender, withdrawal and policyholder election rates, among other things. The derivative contracts are managed to correlate with changes in the value of the GMxB features that result from financial markets movements. A portion of exposure to realized equity volatility is hedged using equity options and variance swaps and a portion of exposure to credit risk is hedged using total return swaps on fixed income indices. Additionally, the Company is party to total return swaps for which the reference U.S. Treasury securities are contemporaneously purchased from the market and sold to the swap counterparty. As these transactions result in a transfer of control of the U.S. Treasury securities to the swap counterparty, the Company derecognizes these securities with consequent gain or loss from the sale. The Company has also purchased reinsurance contracts to mitigate the risks associated with GMDB features and the impact of potential market fluctuations on future policyholder elections of GMIB features contained in certain annuity contracts issued by the Company. The reinsurance of the GMIB features is accounted for as a derivative.

The Company has in place an economic hedge program using interest rate swaps and treasury futures to partially protect the overall profitability of future variable annuity sales against declining interest rates.

Derivatives Utilized to Hedge Crediting Rate Exposure on SCS, SIO, MSO and IUL Products/Investment Options

The Company hedges crediting rates in the Structured Capital Strategies (“SCS”) variable annuity, Structured Investment Option in the EQUI-VEST variable annuity series (“SIO”), Market Stabilizer Option (“MSO”) in the variable life insurance products and Indexed Universal Life (“IUL”) insurance products. These products permit the contract owner to participate in the performance of an index, ETF or commodity price movement up to a cap for a set period of time. They also contain a protection feature, in which the Company will absorb, up to a certain percentage, the loss of value in an index, ETF or commodity price, which varies by product segment.

In order to support the returns associated with these features, the Company enters into derivative contracts whose payouts, in combination with fixed income investments, emulate those of the index, ETF or commodity price, subject to caps and buffers, thereby substantially reducing any exposure to market-related earnings volatility.

Derivatives Used to Hedge Equity Market Risks Associated with the General Account’s Seed Money Investments in Retail Mutual Funds

The Company’s General Account seed money investments in retail mutual funds expose us to market risk, including equity market risk which is partially hedged through equity-index futures contracts to minimize such risk.

Derivatives Used to Hedge Universal Life Products with Secondary Guarantee (“ULSG”) Policy

The Company implemented a hedge program using fixed income total return swaps to mitigate the interest rate exposure in ULSG statutory liability.

Derivatives Used for General Account Investment Portfolio

The Company maintains a strategy in its General Account investment portfolio to replicate the credit exposure of fixed maturity securities otherwise permissible for investment under its investment guidelines through the sale of credit default swaps (“CDSs”). Under the terms of these swaps, the Company receives quarterly fixed premiums that, together with any initial amount paid or received at trade inception, replicate the credit spread otherwise currently obtainable by purchasing the referenced entity’s bonds of similar maturity. These credit derivatives generally have remaining terms of five years or less and are recorded at fair value with changes in fair value, including the yield component that emerges from initial amounts paid or received, reported in Net derivative gains (losses).

The Company manages its credit exposure taking into consideration both cash and derivatives based positions and selects the reference entities in its replicated credit exposures in a manner consistent with its selection of fixed maturities. In addition, the Company generally transacts the sale of CDSs in single name reference entities of investment grade credit quality and with counterparties subject to collateral posting requirements. If there is an event of default by the reference entity or other such credit event as defined under the terms of the swap contract, the Company is obligated to perform under the credit derivative and, at the counterparty’s option, either pay the referenced amount of the contract less an auction-determined recovery amount or pay the referenced amount of the contract and receive in return the defaulted or similar security of the reference entity for recovery by sale at the contract settlement auction.

To date, there have been no events of default or circumstances indicative of a deterioration in the credit quality of the named referenced entities to require or suggest that the Company will have to perform under these CDSs. The maximum potential amount of future payments the Company could be required to make under these credit derivatives is limited to the par value of the referenced securities which is the dollar or euro-equivalent of the derivative’s notional amount. The Standard North American CDS Contract (“SNAC”) or Standard European Corporate Contract (“STEC”) under which the Company executes these CDS sales transactions does not contain recourse provisions for recovery of amounts paid under the credit derivative.

The Company purchased 30-year TIPS and other sovereign bonds, both inflation-linked and non-inflation linked, as General Account investments and enters into asset or cross-currency basis swaps, to result in payment of the given bond’s coupons and principal at maturity in the bond’s specified currency to the swap counterparty in return for fixed dollar amounts. These swaps, when considered in combination with the bonds, together result in a net position that is intended to replicate a dollar-denominated fixed-coupon cash bond with a yield higher than a term-equivalent U.S. Treasury bond.

In June 2019, the Company terminated a program to mitigate its duration gap using total return swaps for which the reference U.S. Treasury securities are sold to the swap counterparty under arrangements economically similar to repurchase agreements. The Company terminated $3.9 billion, in notional, of total return swaps reported in other invested assets in the Company’s balance sheet. The terminated total return swaps had a gain of $121 million.

The tables below present quantitative disclosures about the Company’s derivative instruments, including those embedded in other contracts required to be accounted for as derivative instruments:

Derivative Instruments by Category

	At December 31, 2019
		Fair Value
	Notional Amount	Asset Derivatives	Liability Derivatives	Gains (Losses) Reported in Net Income (Loss) Year Ended December 31, 2019
	(in millions)
Freestanding Derivatives(1)(2):
Equity contracts:
Futures	$3,510	$—	$—	$(1,294)
Swaps	17,064	9	279	(2,405)
Options	47,766	5,080	1,749	2,211
Interest rate contracts:
Swaps	23,700	467	523	2,037
Futures	20,424	—	—	139
Swaptions	3,201	16	—	(35)
Credit contracts:
Credit default swaps	1,232	18	—	16

	At December 31, 2019
		Fair Value
	Notional Amount	Asset Derivatives	Liability Derivatives	Gains (Losses) Reported in Net Income (Loss) Year Ended December 31, 2019
	(in millions)
Other freestanding contracts:
Foreign currency contracts	$501	$3	$—	$(9)
Margin	—	140	—	—
Collateral	—	72	3,001	—

Embedded Derivatives(2):
GMIB reinsurance contracts	—	2,466	—	500
GMxB derivative features liability(3)	—	—	8,246	(2,428)
SCS, SIO, MSO and IUL indexed features(4)	—	—	3,150	(2,552)

Total	$117,398	$8,271	$16,948	$(3,820)

(1)	Reported in Other invested assets in the consolidated balance sheets.
(2)	Reported in Net derivative gains (losses) in the consolidated statements of income (loss).
(3)	Reported in Future policy benefits and other policyholders’ liabilities in the consolidated balance sheets.
(4)	SCS, SIO, MSO and IUL indexed features are reported in Policyholders’ account balances in the consolidated balance sheets.

Derivative Instruments by Category

	At December 31, 2018
		Fair Value
	Notional Amount	Asset Derivatives	Liability Derivatives	Gains (Losses) Reported in Net Income (Loss) Year Ended December 31, 2018
	(in millions)
Freestanding Derivatives(1)(2):
Equity contracts:
Futures	$10,411	$—	$—	$550
Swaps	7,697	140	168	675
Options	21,698	2,119	1,163	(899)
Interest rate contracts:
Swaps	27,003	632	194	(456)
Futures	11,448	—	—	118
Credit contracts:
Credit default swaps	1,282	17	—	(3)
Other freestanding contracts:
Foreign currency contracts	2,097	27	14	6
Margin	—	7	5	—
Collateral	—	3	1,564	—

Embedded Derivatives(2):
GMIB reinsurance contracts	—	1,991	—	(1,068)
GMxB derivative features liability(3)	—	—	5,431	(786)
SCS, SIO, MSO and IUL indexed features(4)	—	—	687	853

Total	$81,636	$4,936	$9,226	$(1,010)

(1)	Reported in Other invested assets in the consolidated balance sheets.

(2)	Reported in Net derivative gains (losses) in the consolidated statements of income (loss).
(3)	Reported in Future policy benefits and other policyholders’ liabilities in the consolidated balance sheets.
(4)	SCS, SIO, MSO and IUL indexed features are reported in Policyholders’ account balances in the consolidated balance sheets.

Equity-Based and Treasury Futures Contracts Margin

All outstanding equity-based and treasury futures contracts at December 31, 2019 are exchange-traded and net settled daily in cash. At December 31, 2019, the Company had open exchange-traded futures positions on: (i) the S&P 500, Russell 2000 and Emerging Market indices, having initial margin requirements of $58 million, (ii) the 2-year, 5-year and 10-year U.S. Treasury Notes on U.S. Treasury bonds and ultra-long bonds, having initial margin requirements of $165 million and (iii) the Euro Stoxx, FTSE 100, Topix, ASX 200 and European, Australasia, and Far East (“EAFE”) indices as well as corresponding currency futures on the Euro/U.S. dollar, Pound/U.S. dollar, Australian dollar/U.S. dollar, and Yen/U.S. dollar, having initial margin requirements of $60 million.

Collateral Arrangements

The Company generally has executed a CSA under the ISDA Master Agreement it maintains with each of its over-the-counter (“OTC”) derivative counterparties that requires both posting and accepting collateral either in the form of cash or high-quality securities, such as U.S. Treasury securities, U.S. government and government agency securities and investment grade corporate bonds. The Company nets the fair value of all derivative financial instruments with counterparties for which an ISDA Master Agreement and related CSA have been executed. At December 31, 2019 and 2018, respectively, the Company held $3.0 billion and $1.6 billion in cash and securities collateral delivered by trade counterparties, representing the fair value of the related derivative agreements. The unrestricted cash collateral is reported in Other invested assets. The Company posted collateral of $72 million and $3 million at December 31, 2019 and 2018, respectively, in the normal operation of its collateral arrangements.

Securities Repurchase and Reverse Repurchase Transactions

Securities repurchase and reverse repurchase transactions are conducted by the Company under a standardized securities industry master agreement, amended to suit the requirements of each respective counterparty. The Company’s securities repurchase and reverse repurchase agreements are accounted for as secured borrowing or lending arrangements, respectively and are reported in the consolidated balance sheets on a gross basis. At December 31, 2019 and 2018, the balance outstanding under securities repurchase transactions was $0 million and $573 million, respectively. The Company utilized these repurchase and reverse repurchase agreements for asset liability and cash management purposes. For other instruments used for asset liability management purposes, see “Obligations under Funding Agreements” in Note 17 , Commitments and Contingent Liabilities.

The following table presents information about the Company’s offsetting of financial assets and liabilities and derivative instruments at December 31, 2019:

Offsetting of Financial Assets and Liabilities and Derivative Instruments

At December 31, 2019

	Gross Amount Recognized	Gross Amount Offset in the Balance Sheets	Net Amount Presented in the Balance Sheets	Gross Amount not Offset in the Balance Sheets(1)	Net Amount
	(in millions)
Assets:
Total derivatives	$5,804	$5,429	$375	$(77)	$298
Other financial instruments	1,754	—	1,754	—	1,754

Other invested assets	$7,558	$5,429	$2,129	$(77)	$2,052

Liabilities:
Total derivatives	$5,474	$5,429	$45	$—	$45
Other financial liabilities	1,723	—	1,723	—	1,723

Other liabilities	$7,197	$5,429	$1,768	$—	$1,768

(1)	Includes primarily financial instrument sent (held).

The Company had no Securities sold under agreement to repurchase at December 31, 2019.

The following table presents information about the Company’s offsetting of financial assets and liabilities and derivative instruments at December 31, 2018.

Offsetting of Financial Assets and Liabilities and Derivative Instruments

At December 31, 2018

	Gross Amount Recognized	Gross Amount Offset in the Balance Sheets	Net Amount Presented in the Balance Sheets	Gross Amount not Offset in the Balance Sheets(4)	Net Amount
	(in millions)
Assets:
Total derivatives	$2,946	$2,912	$34	$—	$34
Other financial instruments	1,520	—	1,520	—	1,520

Other invested assets	$4,466	$2,912	$1,554	$—	$1,554

Liabilities:
Total derivatives	$3,109	$2,912	$197	$—	$197
Other financial liabilities	1,263	—	1,263	—	1,263

Other liabilities	$4,372	$2,912	$1,460	$—	$1,460

Securities sold under agreement to repurchase(1)(2)(3)	$571	$—	$571	$(588)	$(17)

(1)	Excludes expense of $2 million in Securities sold under agreement to repurchase on the consolidated balance sheets.
(2)	U.S. Treasury and agency securities are in Fixed maturities available-for-sale on the consolidated balance sheets.
(3)	Cash is included in Cash and cash equivalents on consolidated balance sheets.
(4)	Includes primarily financial instrument sent (held).

The following table presents information about repurchase agreements accounted for as secured borrowings in the consolidated balance sheets at December 31, 2018:

Repurchase Agreement Accounted for as Secured Borrowings

At December 31, 2018

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Up to 30 days	30-90 days	Greater Than 90 days	Total
	(in millions)
Securities sold under agreement to repurchase(1)
U.S. Treasury and agency securities	$—	$571	$—	$—	$571

Total	$—	$571	$—	$—	$571

(1)	Excludes expense of $2 million in Securities sold under agreement to repurchase on the consolidated balance sheets.

5)	CLOSED BLOCK

As a result of demutualization, the Company’s Closed Block was established in 1992 for the benefit of certain individual participating policies that were in force on that date. Assets, liabilities and earnings of the Closed Block are specifically identified to support its participating policyholders.

Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of the Company. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of the Company’s General Account, any of its Separate Accounts or any affiliate of the Company without the approval of the New York State Department of Financial Services (the “NYDFS”). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account.

The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in AOCI) represents the expected maximum future post-tax earnings from the Closed Block that would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block’s earnings.

If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative earnings of the Closed Block are less than the expected cumulative earnings, only actual earnings would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

Many expenses related to Closed Block operations, including amortization of DAC, are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

Summarized financial information for the Company’s Closed Block is as follows:

	December 31,
	2019	2018
	(in millions)
Closed Block Liabilities:
Future policy benefits, policyholders’ account balances and other	$6,478	$6,709
Policyholder dividend obligation	2	—
Other liabilities	38	47

Total Closed Block liabilities	6,518	6,756

Assets Designated to the Closed Block:
Fixed maturities available-for-sale, at fair value (amortized cost of $3,558 and $3,680)	3,754	3,672
Mortgage loans on real estate, net of valuation allowance of $— and $—	1,759	1,824
Policy loans	706	736
Cash and other invested assets	82	76
Other assets	145	179

Total assets designated to the Closed Block	6,446	6,487

Excess of Closed Block liabilities over assets designated to the Closed Block	72	269
Amounts included in Accumulated other comprehensive income (loss):
Net unrealized investment gains (losses), net of policyholders’ dividend obligation: $(2) and $0; and net of income tax: $41 and $0	164	8

Maximum future earnings to be recognized from closed block assets and liabilities	$236	$277

The Company’s Closed Block revenues and expenses were as follows:

	Years ended December 31,
	2019	2018	2017
	(in millions)
Revenues:
Premiums and other income	$182	$194	$224
Net investment income (loss)	278	291	314
Investment gains (losses), net	(1)	(3)	(20)

Total revenues	459	482	518

Benefits and Other Deductions:
Policyholders’ benefits and dividends	439	471	537
Other operating costs and expenses	2	3	2

Total benefits and other deductions	441	474	539

Net income (loss), before income taxes	18	8	(21)
Income tax (expense) benefit	(2)	(3)	(36)

Net income (loss)	$16	$5	$(57)

A reconciliation of the Company’s policyholder dividend obligation follows:

	December 31,
	2019	2018	2017
	(in millions)

Balance, beginning of year	$—	$19	$52
Unrealized investment gains (losses)	2	(19)	(33)

Balance, end of year	$2	$—	$19

6)	DAC AND POLICYHOLDER BONUS INTEREST CREDITS

Changes in the deferred policy acquisition cost asset for the years ended December 31, 2019, 2018 and 2017 were as follows:

	Years Ended December 31,
	2019	2018	2017
	(in millions)

Balance, beginning of year	$5,011	$4,492	$5,025
Capitalization of commissions, sales and issue expenses	648	597	578
Amortization:
Impact of assumptions updates and model changes	77	165	(247)
All other	(529)	(596)	(653)

Total amortization	(452)	(431)	(900)

Change in unrealized investment gains and losses	(870)	353	(211)

Balance, end of year	$4,337	$5,011	$4,492

The deferred asset for policyholder bonus interest credits is reported in Other assets in the Consolidated balance sheets and changes in the deferred asset for policyholder bonus interest credits are reported in Interest credited to policyholders’ account balances. For the years ended December 31, 2019, 2018 and 2017 changes were as follows:

	Years Ended December 31,
	2019	2018	2017
	(in millions)

Balance, beginning of year	$426	$473	$504
Policyholder bonus interest credits deferred	—	4	6
Amortization charged to income	5	(51)	(37)

Balance, end of year	$431	$426	$473

7)	FAIR VALUE DISCLOSURES

The accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1	Unadjusted quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2	Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

Level 3	Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity’s own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

The Company uses unadjusted quoted market prices to measure fair value for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are measured using present value or other valuation techniques. The fair value determinations are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such adjustments do not reflect any premium or discount that could result from offering for sale at one time the Company’s entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value cannot be substantiated by direct comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

Management is responsible for the determination of the value of investments carried at fair value and the supporting methodologies and assumptions. Under the terms of various service agreements, the Company often utilizes independent valuation service providers to gather, analyze, and interpret market information and derive fair values based upon relevant methodologies and assumptions for individual securities. These independent valuation service providers typically obtain data about market transactions and other key valuation model inputs from multiple sources and, through the use of widely accepted valuation models, provide a single fair value measurement for individual securities for which a fair value has been requested. As further described below with respect to specific asset classes, these inputs include, but are not limited to, market prices for recent trades and transactions in comparable securities, benchmark yields, interest rate yield curves, credit spreads, quoted prices for similar securities, and other market-observable information, as applicable. Specific attributes of the security being valued also are considered, including its term, interest rate, credit rating, industry sector, and when applicable, collateral quality and other security- or issuer-specific information. When insufficient market observable information is available upon which to measure fair value, the Company either will request brokers knowledgeable about these securities to provide a non-binding quote or will employ internal valuation models. Fair values received from independent valuation service providers and brokers and those internally modeled or otherwise estimated are assessed for reasonableness.

Assets and liabilities measured at fair value on a recurring basis are summarized below. At December 31, 2019 and December 31, 2018, no assets were required to be measured at fair value on a non-recurring basis. Fair value measurements are required on a non-recurring basis for certain assets, including goodwill and mortgage loans on real estate, only when an impairment or other event occurs. When such fair value measurements are recorded, they must be classified and disclosed within the fair value hierarchy.

Fair Value Measurements at December 31, 2019

	Level 1	Level 2	Level 3	Total
	(in millions)
Assets:
Investments:
Fixed maturities, available-for-sale:
Corporate(1)	$—	$43,218	$1,246	$44,464
U.S. Treasury, government and agency	—	15,231	—	15,231
States and political subdivisions	—	610	39	649
Foreign governments	—	490	—	490
Residential mortgage-backed(2)	—	173	—	173
Asset-backed(3)	—	744	100	844
Redeemable preferred stock	237	274	—	511

Total fixed maturities, available-for-sale	237	60,740	1,385	62,362
Other equity investments	13	—	—	13
Trading securities	321	6,277	—	6,598
Other invested assets:
Short-term investments	—	468	—	468
Assets of consolidated VIEs/VOEs	—	—	16	16
Swaps	—	(326)	—	(326)
Credit default swaps	—	18	—	18
Options	—	3,331	—	3,331

Total other invested assets	—	3,491	16	3,507
Cash equivalents	1,155	—	—	1,155
GMIB reinsurance contracts asset	—	—	2,466	2,466
Separate Accounts assets(4)	121,184	2,878	—	124,061

Total Assets	$122,910	$73,386	$3,867	$200,162

Liabilities:
GMxB derivative features’ liability	$—	$—	$8,246	$8,246
SCS, SIO, MSO and IUL indexed features’ liability	—	3,150	—	3,150

Total Liabilities	$—	$3,150	$8,246	$11,396

(1)	Corporate fixed maturities includes both public and private issues.
(2)	Includes publicly traded agency pass-through securities and collateralized obligations.
(3)	Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.
(4)

Separate Account assets included in the fair value hierarchy exclude investments in entities that calculate NAV per share (or its equivalent) as a practical expedient. Such investments excluded from the fair value hierarchy include investments in real estate and commercial mortgages. At December 31, 2019 the fair value of such investments was $356 million.

Fair Value Measurements at December 31, 2018

	Level 1	Level 2	Level 3	Total
	(in millions)
Assets:
Investments:
Fixed maturities, available-for-sale:
Corporate(1)	$—	$25,202	$1,174	$26,376
U.S. Treasury, government and agency	—	13,335	—	13,335
States and political subdivisions	—	416	38	454
Foreign governments	—	519	—	519
Residential mortgage-backed(2)	—	202	—	202
Asset-backed(3)	—	71	519	590
Redeemable preferred stock	163	276	—	439

Total fixed maturities, available-for-sale	163	40,021	1,731	41,915
Other equity investments	12	—	—	12
Trading securities	218	14,919	29	15,166
Other invested assets:
Short-term investments	—	412	—	412
Assets of consolidated VIEs/VOEs	—	—	19	19
Swaps	—	423	—	423
Credit default swaps	—	17	—	17
Options	—	956	—	956

Total other invested assets	—	1,808	19	1,827
Cash equivalents	2,160	—	—	2,160
GMIB reinsurance contracts asset	—	—	1,991	1,991
Separate Accounts assets(4)	105,159	2,733	21	107,913

Total Assets	$107,712	$59,481	$3,791	$170,984

Liabilities:
GMxB derivative features’ liability	$—	$—	$5,431	$5,431
SCS, SIO, MSO and IUL indexed features’ liability	—	687	—	687

Total Liabilities	$—	$687	$5,431	$6,118

(1)	Corporate fixed maturities includes both public and private issues.
(2)	Includes publicly traded agency pass-through securities and collateralized obligations.
(3)	Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.
(4)

Separate Account assets included in the fair value hierarchy exclude investments in entities that calculate NAV per share (or its equivalent) as a practical expedient. Such investments excluded from the fair value hierarchy include investments in real estate and commercial mortgages. At December 31, 2018 the fair value of such investments was $353 million.

The fair values of the Company’s public fixed maturities are generally based on prices obtained from independent valuation service providers and for which the Company maintains a vendor hierarchy by asset type based on historical pricing experience and vendor expertise. Although each security generally is priced by multiple independent valuation service providers, the Company ultimately uses the price received from the independent valuation service provider highest in the vendor hierarchy based on the respective asset type, with limited exception. To validate reasonableness, prices also are internally reviewed by those with relevant expertise through comparison with directly observed recent market trades. Consistent with the fair value hierarchy, public fixed maturities validated in this manner generally are reflected within Level 2, as they are primarily based on observable pricing for similar assets and/or other market observable inputs.

The fair values of the Company’s private fixed maturities are determined from prices obtained from independent valuation service providers. Prices not obtained from an independent valuation service provider are determined by using a discounted cash flow model or a market comparable company valuation technique. In certain cases, these models use observable inputs with a discount rate based upon the average of spread surveys collected from private market intermediaries who are active in both primary and secondary transactions, taking into account, among other factors, the credit quality and industry sector of the issuer and the reduced liquidity associated with private placements. Generally, these securities have been reflected within Level 2. For certain private fixed maturities, the discounted cash flow model or a market comparable company valuation technique may also incorporate unobservable inputs, which reflect the Company’s own assumptions about the inputs market participants would use in pricing the asset. To the extent management determines that such unobservable inputs are significant to the fair value measurement of a security, a Level 3 classification generally is made.

The net fair value of the Company’s freestanding derivative positions as disclosed in Note 4 are generally based on prices obtained either from independent valuation service providers or derived by applying market inputs from recognized vendors into industry standard pricing models. The majority of these derivative contracts are traded in the OTC derivative market and are classified in Level 2. The fair values of derivative assets and liabilities traded in the OTC market are determined using quantitative models that require use of the contractual terms of the derivative instruments and multiple market inputs, including interest rates, prices, and indices to generate continuous yield or pricing curves, including overnight index swap (“OIS”) curves, and volatility factors, which then are applied to value the positions. The predominance of market inputs is actively quoted and can be validated through external sources or reliably interpolated if less observable.

Investments classified as Level 1 primarily include redeemable preferred stock, trading securities, cash equivalents and Separate Accounts assets. Fair value measurements classified as Level 1 include exchange-traded prices of fixed maturities, equity securities and derivative contracts, and net asset values for transacting subscriptions and redemptions of mutual fund shares held by Separate Accounts. Cash equivalents classified as Level 1 include money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less and are carried at cost as a proxy for fair value measurement due to their short-term nature.

Investments classified as Level 2 are measured at fair value on a recurring basis and primarily include U.S. government and agency securities and certain corporate debt securities, such as public and private fixed maturities. As market quotes generally are not readily available or accessible for these securities, their fair value measures are determined utilizing relevant information generated by market transactions involving comparable securities and often are based on model pricing techniques that effectively discount prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security’s duration, also taking into consideration issuer-specific credit quality and liquidity.

Observable inputs generally used to measure the fair value of securities classified as Level 2 include benchmark yields, reported secondary trades, issuer spreads, benchmark securities and other reference data. Additional observable inputs are used when available, and as may be appropriate, for certain security types, such as prepayment, default, and collateral information for the purpose of measuring the fair value of mortgage- and asset-backed securities. The Company’s AAA-rated mortgage- and asset-backed securities are classified as Level 2 for which the observability of market inputs to their pricing models is supported by sufficient, albeit more recently contracted, market activity in these sectors.

Certain Company products, such as the SCS and EQUI-VEST variable annuity products, IUL and the MSO fund available in some life contracts, offer investment options which permit the contract owner to participate in the performance of an index, ETF or commodity price. These investment options, which depending on the product and on the index selected can currently have one, three, five or six year terms, provide for participation in the performance of specified indices, ETF or commodity price movement up to a segment-specific declared maximum rate. Under certain conditions that vary by product, e.g., holding these segments for the full term, these segments also shield policyholders from some or all negative investment performance associated with these indices, ETF or commodity prices. These investment options have defined formulaic liability amounts, and the current values of the option component of these segment reserves are accounted for as Level 2 embedded derivatives. The fair values of these embedded derivatives are based on data obtained from independent valuation service providers.

The Company’s investments classified as Level 3 primarily include corporate debt securities, such as private fixed maturities and asset-backed securities. Determinations to classify fair value measures within Level 3 of the valuation hierarchy generally are based upon the significance of the unobservable factors to the overall fair value measurement. Included in the Level 3 classification are fixed maturities with indicative pricing obtained from brokers that otherwise could not be corroborated to market observable data.

The Company also issues certain benefits on its variable annuity products that are accounted for as derivatives and are also considered Level 3. The GMIBNLG feature allows the policyholder to receive guaranteed minimum lifetime annuity payments based on predetermined annuity purchase rates applied to the contract’s benefit base if and when the contract account value is depleted and the NLG feature is activated. The GMWB feature allows the policyholder to withdraw at minimum, over the life of the contract, an amount based on the contract’s benefit base. The GWBL feature allows the policyholder to withdraw, each year for the life of the contract, a specified annual percentage of an amount based on the contract’s benefit base. The GMAB feature increases the contract account value at the end of a specified period to a GMAB base. The GIB feature provides a lifetime annuity based on predetermined annuity purchase rates if and when the contract account value is depleted. This lifetime annuity is based on predetermined annuity purchase rates applied to a GIB base.

Level 3 also includes the GMIB reinsurance contract assets which are accounted for as derivative contracts. The GMIB reinsurance contract asset and liabilities’ fair value reflects the present value of reinsurance premiums and recoveries and risk margins over a range of market consistent economic scenarios while GMxB derivative features liability reflects the present value of expected future payments (benefits) less fees, adjusted for risk margins and nonperformance risk, attributable to GMxB derivative features’ liability over a range of market-consistent economic scenarios.

The valuations of the GMIB reinsurance contract asset and GMxB derivative features liability incorporate significant non-observable assumptions related to policyholder behavior, risk margins and projections of equity Separate Accounts funds. The credit risks of the counterparty and of the Company are considered in determining the fair values of its GMIB reinsurance contract asset and GMxB derivative features liability positions, respectively, after taking into account the effects of collateral arrangements. Incremental adjustment to the swap curve for non-performance risk is made to the fair values of the GMIB reinsurance contract asset and liabilities and GMIBNLG feature to reflect the claims-paying ratings of counterparties and the Company. Equity and fixed income volatilities were modeled to reflect current market volatilities. Due to the unique, long duration of the GMIBNLG feature, adjustments were made to the equity volatilities to remove the illiquidity bias associated with the longer tenors and risk margins were applied to the non-capital markets inputs to the GMIBNLG valuations.

After giving consideration to collateral arrangements, the Company reduced the fair value of its GMIB reinsurance contract asset by $175 million and $184 million at December 31, 2019 and 2018, respectively, to recognize incremental counterparty non-performance risk.

Lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, which include other factors such as considering surrender charges. Generally, lapse rates are assumed to be lower in periods when a surrender charge applies. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in the money contracts are less likely to lapse. For valuing the embedded derivative, lapse rates vary throughout the period over which cash flows are projected.

The Company’s consolidated VIEs/VOEs hold investments that are classified as Level 3, primarily corporate bonds that are vendor priced with no ratings available, bank loans, non-agency collateralized mortgage obligations and asset-backed securities.

In 2019, AFS fixed maturities with fair values of $540 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $14 million were transferred from Level 2 into the Level 3 classification. These transfers in the aggregate represent approximately 4.8% of total equity at December 31, 2019.

In 2018, AFS fixed maturities with fair values of $28 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $83 million were transferred from Level 2 into the Level 3 classification. These transfers in the aggregate represent approximately 0.9% of total equity at December 31, 2018.

The tables below present reconciliations for all Level 3 assets and liabilities at December 31, 2019, 2018 and 2017, respectively.

Level 3 Instruments — Fair Value Measurements

	Corporate	State and Political Subdivisions	Commercial Mortgage- backed	Asset- backed	Redeemable Preferred Stock
	(in millions)
Balance, January 1, 2019	$1,174	$38	$—	$519	$—
Total gains (losses), realized and unrealized, included in:
Income (loss) as:
Net investment income (loss)	4	—	—	—	—
Investment gains (losses), net	—	—	—	—	—

Subtotal	4	—	—	—	—

Other comprehensive income (loss)	5	3	—	1	—
Purchases	273	—	—	100	—
Sales	(120)	(2)	—	(84)	—
Transfers into Level 3(1)	14	—	—	—	—
Transfers out of Level 3(1)	(104)	—	—	(436)	—

Balance, December 31, 2019	$1,246	$39	$—	$100	$—

Balance, January 1, 2018	$1,139	$40	$—	$8	$—
Total gains (losses), realized and unrealized, included in:
Income (loss) as:
Net investment income (loss)	7	—	—	(2)	—
Investment gains (losses), net	(8)	—	—	—	—

Subtotal	(1)	—	—	(2)	—

Other comprehensive income (loss)	(20)	(1)	—	(7)	—
Purchases	322	—	—	550	—
Sales	(321)	(1)	—	(30)	—
Transfers into Level 3(1)	83	—	—	—	—
Transfers out of Level 3(1)	(28)	—	—	—	—

Balance, December 31, 2018	$1,174	$38	$—	$519	$—

Balance, January 1, 2017	$845	$42	$349	$24	$1
Total gains (losses), realized and unrealized, included in:
Income (loss) as:
Net Investment income (loss)	5	—	(2)	—	—
Investment gains (losses), net	2	—	(63)	15	—

Subtotal	7	—	(65)	15	—

Other comprehensive income (loss)	4	(1)	45	(9)	(1)
Purchases	612	—	—	—	—
Sales	(331)	(1)	(329)	(21)	—
Transfers into Level 3(1)	7	—	—	—	—
Transfers out of Level 3(1)	(5)	—	—	(1)	—

Balance, December 31, 2017	$1,139	$40	$—	$8	$—

(1)	Transfers into/out of the Level 3 classification are reflected at beginning-of-period fair values.

	Other Equity Investments	GMIB Reinsurance Contract Asset	Separate Account Assets	GMxB Derivative Features Liability
	(in millions)
Balance, January 1, 2019	$48	$1,991	$21	$(5,431)
Total gains (losses), realized and unrealized, included in:
Income (loss) as:
Investment gains (losses), net	—	—	—	—
Net derivative gains (losses), excluding non-performance risk	—	458	—	(3,220)
Non-performance risk(1)	—	42	—	792

Subtotal	—	500	—	(2,428)

Purchases(2)	—	47	—	(416)
Sales(3)	—	(72)	(1)	29
Settlements	—	—	(2)	—
Activity related to consolidated VIEs/VOEs	(3)	—	—	—
Transfers into Level 3(4)	—	—	—	—
Transfers out of Level 3(4)	(29)	—	(18)	—

Balance, December 31, 2019	$16	$2,466	$—	$(8,246)

Balance, January 1, 2018	$25	$10,488	$22	$(4,256)
Total gains (losses), realized and unrealized, included in:
Income (loss) as:
Investment gains (losses), net	—	—	—	—
Net derivative gains (losses), excluding non-performance risk	—	(972)	—	(296)
Non-performance risk(1)	—	(96)	—	(490)

Subtotal	—	(1,068)	—	(786)

Purchases(2)	29	96	5	(403)
Sales(3)	—	(62)	(1)	14
Settlements	—	(7,463)	(5)	—
Activity related to consolidated VIEs/VOEs	(6)	—	—	—
Transfers into Level 3(4)	5	—	—	—
Transfers out of Level 3(4)	(5)	—	—	—

Balance, December 31, 2018	$48	$1,991	$21	$(5,431)

Balance, January 1, 2017	$40	$10,313	$17	$(5,473)
Total gains (losses), realized and unrealized, included in:
Income (loss) as:
Investment gains (losses), net	—	—	(1)	—
Net derivative gains (losses), excluding non-performance risk	—	(6)	—	1,443
Non-performance risk(1)	—	75	—	149

Subtotal	—	69	(1)	1,592

Purchases(2)	—	221	12	(381)
Sales(3)	—	(115)	(2)	6
Settlements	—	—	(4)	—
Activity related to consolidated VIEs/VOEs	(15)	—	—	—
Transfers into Level 3(4)	—	—	—	—
Transfers out of Level 3(4)	—	—	—	—

Balance, December 31, 2017	$25	$10,488	$22	$(4,256)

(1)	The Company’s non-performance risk is recorded through Net derivative gains (losses).
(2)	For the GMIB reinsurance contract asset and GMxB derivative features liability, represents attributed fee.

(3)	For the GMIB reinsurance contract asset, represents recoveries from reinsurers and for GMxB derivative features liability represents benefits paid.
(4)	Transfers into/out of the Level 3 classification are reflected at beginning-of-period fair values.

The table below details changes in unrealized gains (losses) for 2019, 2018 and 2017 by category for Level 3 assets and liabilities still held at December 31, 2019, 2018 and 2017, respectively.

Change in Unrealized Gains (Losses) for Level 3 Instruments

	Net Earnings (Loss)
	Net Derivative Gains (Losses)	OCI
	(in millions)
Held at December 31, 2019:
Change in unrealized gains (losses):
Fixed maturities, available-for-sale:
Corporate	$—	$3
State and political subdivisions	—	3
Commercial mortgage-backed	—	—
Asset-backed	—	—

Subtotal	—	6

GMIB reinsurance contracts	500	—
GMxB derivative features liability	(2,428)	—

Total	$(1,928)	$6

Held at December 31, 2018:
Change in unrealized gains (losses):
Fixed maturities, available-for-sale:
Corporate	$—	$(18)
State and political subdivisions	—	(1)
Asset-backed	—	(7)

Subtotal	—	(26)

GMIB reinsurance contracts	(1,068)	—
GMxB derivative features liability	(786)	—

Total	$(1,854)	$(26)

Held at December 31, 2017:
Change in unrealized gains (losses):
Fixed maturities, available-for-sale:
Corporate	$—	$4
Commercial mortgage-backed	—	45
Asset-backed	—	(9)

Subtotal	—	40

GMIB reinsurance contracts	69	—
GMxB derivative features liability	1,592	—

Total	$1,661	$40

The following tables disclose quantitative information about Level 3 fair value measurements by category for assets and liabilities at December 31, 2019 and 2018, respectively.

Quantitative Information about Level 3 Fair Value Measurements at December 31, 2019

	Fair Value	Valuation Technique	Significant Unobservable Input	Range	Weighted Average
	(in millions)
Assets:
Investments:
Fixed maturities, available-for-sale:
Corporate	$51	Matrix pricing model	Spread over Benchmark	65 - 580 bps	186 bps

	1,025	Market comparable companies	EBITDA multiples Discount rate Cash flow multiples	3.3x - 56.7x 3.9% - 16.5% 0.8x - 48.1x	14.3x 10.0% 10.7x

GMIB reinsurance contract asset	2,466	Discounted cash flow	Non-performance risk Lapse rates Withdrawal rates Utilization rates Volatility rates - Equity Mortality rates(1): Ages 0 - 40 Ages 41 - 60 Ages 61 - 115	55 - 109 bps 0.8% - 10% 0.0% - 8.0% 0.0% - 49.0% 9.0% - 30.0% 0.01% - 0.18% 0.07% - 0.54% 0.42% - 42.20%

Liabilities:
GMIBNLG	8,128	Discounted cash flow	Non-performance risk Lapse rates Withdrawal rates Annuitization rates Mortality rates(1): Ages 0 - 40 Ages 41 - 60 Ages 60 - 115	124 bps 0.8% - 19.9% 0.3% - 11.0% 0.0% - 100.0% 0.01% - 0.19% 0.06% - 0.53% 0.41% - 41.39%

GWBL/GMWB	109	Discounted cash flow	Non-performance risk Lapse rates Withdrawal rates Utilization rates Volatility rates - Equity	124 bps 0.8% - 10.0% 0.0% - 7.0% 100% after starting 9.0% - 30.0%

GIB	5	Discounted cash flow	Non-performance risk Lapse rates Withdrawal rates Utilization rates Volatility rates - Equity	124 bps 1.2% - 19.9% 0.0% - 8.0% 0.0% - 100.0% 9.0% - 30.0%

GMAB	4	Discounted cash flow	Lapse rates Volatility rates - Equity	1.0% - 10.0% 9.0% - 30.0%

(1)

Mortality rates vary by age and demographic characteristic such as gender. Mortality rate assumptions are based on a combination of company and industry experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuating the embedded derivatives.

Quantitative Information about Level 3 Fair Value Measurements at December 31, 2018

	Fair Value	Valuation Technique	Significant Unobservable Input	Range	Weighted Average
	(in millions)
Assets:
Investments:
Fixed maturities, available-for-sale:
Corporate	$93	Matrix pricing model	Spread over benchmark	15 - 580 bps	104 bps

	881	Market comparable companies	EBITDA multiples Discount rate Cash flow multiples	4.1x - 37.8x 6.4% - 16.5% 1.8x - 18.0x	12.1x 10.7% 11.4x

GMIB reinsurance contract asset	1,991	Discounted cash flow	Non-performance risk Lapse rates Withdrawal rates Utilization rates Volatility rates - Equity Mortality rates(1): Ages 0 - 40 Ages 41 - 60 Ages 60 - 115	74 - 159 bps 1.0% - 6.27% 0.0% - 8.0% 0.0% - 16.0% 10.0% - 34.0% 0.01% - 0.18% 0.07% - 0.54% 0.42% - 42.0%

Liabilities:
GMIBNLG	5,341	Discounted cash flow	Non-performance risk Lapse rates Withdrawal rates Annuitization rates Mortality rates(1): Ages 0 - 40 Ages 41 - 60 Ages 60 - 115	189 bps 0.8% - 26.2% 0.0% - 12.1% 0.0% - 100.0% 0.01% - 0.19% 0.06% - 0.53% 0.41% - 41.2%

GWBL/GMWB	130	Discounted cash flow	Non-performance risk Lapse rates Withdrawal rates Utilization rates Volatility rates - Equity	189 bps 0.5% - 5.7% 0.0% - 7.0% 100% after starting 10.0% - 34.0%

GIB	(48)	Discounted cash flow	Non-performance risk Lapse rates Withdrawal rates Utilization rates Volatility rates - Equity	189 bps 0.5% - 5.7% 0.0% - 8.0% 0.0% - 16.0% 10.0% - 34.0%

GMAB	7	Discounted cash flow	Lapse rates Volatility rates - Equity	1.0% - 5.7% 10.0% - 34.0%

(1)

Mortality rates vary by age and demographic characteristic such as gender. Mortality rate assumptions are based on a combination of company and industry experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuating the embedded derivatives.

Excluded from the tables above at December 31, 2019 and 2018, respectively, are approximately $325 million and $826 million of Level 3 fair value measurements of investments for which the underlying quantitative inputs are not developed by the Company and are not readily available. These investments primarily consist of certain privately placed debt securities with limited trading activity, including residential mortgage- and asset-backed instruments, and their fair values generally reflect unadjusted prices obtained from independent valuation service providers and indicative, non-binding quotes obtained from third-party broker-dealers recognized as market participants. Significant increases or decreases in the fair value amounts received from these pricing sources may result in the Company’s reporting significantly higher or lower fair value measurements for these Level 3 investments.

The fair value of private placement securities is determined by application of a matrix pricing model or a market comparable company value technique. The significant unobservable input to the matrix pricing model valuation technique is the spread over the industry-specific benchmark yield curve. Generally, an increase or decrease in spreads would lead to directionally inverse movement in the fair value measurements of these securities. The significant unobservable input to the market comparable company valuation technique is the discount rate. Generally, a significant increase (decrease) in the discount rate would result in significantly lower (higher) fair value measurements of these securities.

Residential mortgage-backed securities classified as Level 3 primarily consist of non-agency paper with low trading activity. Included in the tables above at December 31, 2019 and 2018, there were no Level 3 securities that were determined by application of a matrix pricing model and for which the spread over the U.S. Treasury curve is the most significant unobservable input to the pricing result. Generally, a change in spreads would lead to directionally inverse movement in the fair value measurements of these securities.

Asset-backed securities classified as Level 3 primarily consist of non-agency mortgage loan trust certificates, including subprime and Alt-A paper, credit tenant loans, and equipment financings. Included in the tables above at December 31, 2019 and 2018, there were no securities that were determined by the application of matrix-pricing for which the spread over the U.S. Treasury curve is the most significant unobservable input to the pricing result. Significant increases (decreases) in spreads would have resulted in significantly lower (higher) fair value measurements.

Separate Accounts assets classified as Level 3 at December 31, 2018 of $21 million consist of asset back securities and CMO’s. These fair value measurements are determined using substantially the same valuation techniques as earlier described above for the Company’s General Account investments in these securities.

Significant unobservable inputs with respect to the fair value measurement of the Level 3 GMIB reinsurance contract asset and the Level 3 liabilities identified in the table above are developed using the Company data.

The significant unobservable inputs used in the fair value measurement of the Company’s GMIB reinsurance contract asset are lapse rates, withdrawal rates and GMIB utilization rates. Significant increases in GMIB utilization rates or decreases in lapse or withdrawal rates in isolation would tend to increase the GMIB reinsurance contract asset.

Fair value measurement of the GMIB reinsurance contract asset and liabilities includes dynamic lapse and GMIB utilization assumptions whereby projected contractual lapses and GMIB utilization reflect the projected net amount of risks of the contract. As the net amount of risk of a contract increases, the assumed lapse rate decreases and the GMIB utilization increases. Increases in volatility would increase the asset and liabilities.

The significant unobservable inputs used in the fair value measurement of the Company’s GMIBNLG liability are lapse rates, withdrawal rates, GMIB utilization rates, adjustment for Non-performance risk and NLG forfeiture rates. NLG forfeiture rates are caused by excess withdrawals above the annual GMIB accrual rate that cause the NLG to expire. Significant decreases in lapse rates, NLG forfeiture rates, adjustment for non-performance risk and GMIB utilization rates would tend to increase the GMIBNLG liability, while decreases in withdrawal rates and volatility rates would tend to decrease the GMIBNLG liability.

The significant unobservable inputs used in the fair value measurement of the Company’s GMWB and GWBL liability are lapse rates and withdrawal rates. Significant increases in withdrawal rates or decreases in lapse rates in isolation would tend to increase these liabilities. Increases in volatility would increase these liabilities.

Certain financial instruments are exempt from the requirements for fair value disclosure, such as insurance liabilities other than financial guarantees and investment contracts, limited partnerships accounted for under the equity method and pension and other postretirement obligations.

The carrying values and fair values at December 31, 2019 and 2018 for financial instruments not otherwise disclosed in Note 3 and Note 4 are presented in the table below.

Carrying Values and Fair Values for Financial Instruments Not Otherwise Disclosed

	Carrying Value	Fair Value
		Level 1	Level 2	Level 3	Total
	(in millions)
December 31, 2019:
Mortgage loans on real estate	$12,090	$—	$—	$12,317	$12,317
Policy loans	$3,270	$—	$—	$4,199	$4,199
Loans to affiliates	$1,200	$—	$1,224	$—	$1,224
Policyholders’ liabilities: Investment contracts	$1,922	$—	$—	$2,029	$2,029
FHLBNY funding agreements	$6,909	$—	$6,957	$—	$6,957
Loans from affiliates	$—	$—	$—	$—	$—
Separate Accounts liabilities	$9,041	$—	$—	$9,041	$9,041

December 31, 2018:
Mortgage loans on real estate	$11,818	$—	$—	$11,478	$11,478
Policy loans	$3,267	$—	$—	$3,944	$3,944
Loans to affiliates	$600	$—	$603	$—	$603
Policyholders’ liabilities: Investment contracts	$1,974	$—	$—	$2,015	$2,015
FHLBNY funding agreements	$4,002	$—	$3,956	$—	$3,956
Loans from affiliates	$572	$—	$572	$—	$572
Separate Accounts liabilities	$7,406	$—	$—	$7,406	$7,406

As the Company’s COLI policies are recorded at their cash surrender value, they are not required to be included in the table above. For further details of our accounting policies pertaining to COLI, see Note 2.

Fair values for commercial and agricultural mortgage loans on real estate are measured by discounting future contractual cash flows to be received on the mortgage loan using interest rates at which loans with similar characteristics and credit quality would be made. The discount rate is derived based on the appropriate U.S. Treasury rate with a like term to the remaining term of the loan to which a spread reflective of the risk premium associated with the specific loan is added. Fair values for mortgage loans anticipated to be foreclosed and problem mortgage loans are limited to the fair value of the underlying collateral, if lower.

The fair value of policy loans is calculated by discounting expected cash flows based upon the U.S. Treasury yield curve and historical loan repayment patterns.

The fair values of the Company’s funding agreements are determined by discounted cash flow analysis based on the indicative funding agreement rates published by the FHLBNY.

The fair values for the Company’s association plans contracts, supplementary contracts not involving life contingencies (“SCNILC”), deferred annuities and certain annuities, which are included in Policyholders’ account balances and liabilities for investment contracts with fund investments in Separate Accounts are estimated using projected cash flows discounted at rates reflecting current market rates. Significant unobservable inputs reflected in the cash flows include lapse rates and withdrawal rates. Incremental adjustments may be made to the fair value to reflect non-performance risk. Certain other products such as Access Accounts and Escrow Shield Plus product reserves are held at book value.

8)	INSURANCE LIABILITIES

Variable Annuity Contracts — GMDB, GMIB, GIB and GWBL and Other Features

The Company has certain variable annuity contracts with GMDB, GMIB, GIB and GWBL and other features in-force that guarantee one of the following:

•	Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

•

Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

•	Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages;

•	Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit, which may include either a five year or an annual reset; or

•	Withdrawal: the withdrawal is guaranteed up to a maximum amount per year for life.

Liabilities for Variable Annuity Contracts with GMDB and GMIB Features without No-Lapse Guarantee Rider (“NLG”) Feature

The change in the liabilities for variable annuity contracts with GMDB and GMIB features and without no-NLG guarantee rider feature is summarized in the tables below. The amounts for the direct contracts (before reinsurance ceded) and assumed contracts are reflected in the consolidated balance sheets in Future policy benefits and other policyholders’ liabilities. The amounts for the ceded contracts are reflected in the consolidated balance sheets in Amounts due from reinsurers.

Change in Liability for Variable Annuity Contracts with GMDB and GMIB Features and

No NLG Feature

Years Ended December 31, 2019, 2018 and 2017

	GMDB		GMIB
	Direct	Ceded	Direct	Ceded
	(in millions)

Balance at January 1, 2017	$3,159	$(1,558)	$3,808	$(10,314)
Paid guarantee benefits	(354)	171	(151)	115
Other changes in reserve	1,249	(643)	1,097	(289)

Balance at December 31, 2017	4,054	(2,030)	4,754	(10,488)
Paid guarantee benefits	(394)	70	(153)	61
Other changes in reserve	994	1,853	(860)	8,436

Balance at December 31, 2018	4,654	(107)	3,741	(1,991)
Paid guarantee benefits	(438)	14	(257)	72
Other changes in reserve	563	(5)	1,204	(547)

Balance at December 31, 2019	$4,779	$(98)	$4,688	$(2,466)

Liabilities for Embedded and Freestanding Insurance Related Derivatives

The liability for the GMxB derivative features liability, the liability for SCS, SIO, MSO and IUL indexed features and the asset and liability for the GMIB reinsurance contracts are considered embedded or freestanding insurance derivatives and are reported at fair value. For the fair value of the assets and liabilities associated with these embedded or freestanding insurance derivatives, see Note 7.

Account Values and Net Amount at Risk

Account Values and Net Amount at Risk (“NAR”) for direct variable annuity contracts in force with GMDB and GMIB features as of December 31, 2019 are presented in the following tables by guarantee type. For contracts with the GMDB feature, the NAR in the event of death is the amount by which the GMDB feature exceeds the related Account Values. For contracts with the GMIB feature, the NAR in the event of annuitization is the amount by which the present value of the GMIB benefits exceed the related Account Values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB features may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually exclusive.

Direct Variable Annuity Contracts with GMDB and GMIB Features at December 31, 2019

	Guarantee Type
	Return of Premium	Ratchet	Roll-Up	Combo	Total
	(in millions; except age and interest rate)
Variable annuity contracts with GMDB features
Account Values invested in:
General Account	$14,571	$93	$57	$175	$14,896
Separate Accounts	48,920	9,258	3,190	33,120	94,488

Total Account Values	$63,491	$9,351	$3,247	$33,295	$109,384

Net Amount at Risk, gross	$108	$36	$1,833	$17,729	$19,706

Net Amount at Risk, net of amounts reinsured	$108	$34	$1,280	$17,729	$19,151

Average attained age of policyholders (in years)	51.1	67.6	74.3	69.4	55.0
Percentage of policyholders over age 70	10.5%	45.6%	68.1%	50.8%	19.3%
Range of contractually specified interest rates	N/A	N/A	3% - 6%	3% - 6.5%	3% - 6.5%
Variable annuity contracts with GMIB features
Account Values invested in:
General Account	$—	$—	$19	$226	$245
Separate Accounts	—	—	23,572	35,776	59,348

Total Account Values	$—	$—	$23,591	$36,002	$59,593

Net Amount at Risk, gross	$—	$—	$857	$9,344	$10,201

Net Amount at Risk, net of amounts reinsured	$—	$—	$270	$8,482	$8,752

Average attained age of policyholders (in years)	N/A	N/A	68.8	69.5	69.4
Weighted average years remaining until annuitization	N/A	N/A	1.6	0.3	0.5
Range of contractually specified interest rates	N/A	N/A	3% - 6%	3% - 6.5%	3% - 6.5%

For more information about the reinsurance programs of the Company’s GMDB and GMIB exposure, see “Reinsurance” in Note 10.

Separate Accounts Investments by Investment Category Underlying Variable Annuity Contracts with GMDB and GMIB Features

The total Account Values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option, which is part of the General Account and variable investment options that invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB features. The investment performance of the assets impacts the related Account Values and, consequently, the NAR associated with the GMDB and GMIB benefits and guarantees. Because the Company’s variable annuity contracts offer both GMDB and GMIB features, GMDB and GMIB amounts are not mutually exclusive.

Investment in Variable Insurance Trust Mutual Funds

	December 31,
	2019		2018
Mutual Fund Type	GMDB	GMIB	GMDB	GMIB
	(in millions)
Equity	$42,489	$17,941	$35,541	$15,759
Fixed income	5,263	2,699	5,173	2,812
Balanced	45,871	38,445	41,588	33,974
Other	865	263	852	290

Total	$94,488	$59,348	$83,154	$52,835

Hedging Programs for GMDB, GMIB, GIB and Other Features

The Company has a program intended to hedge certain risks associated first with the GMDB feature and with the GMIB feature of the Accumulator series of variable annuity products. The program has also been extended to cover other guaranteed benefits as they have been made available. This program utilizes derivative contracts, such as exchange-traded equity, currency and interest rate futures contracts, total return and/or equity swaps, interest rate swap and floor contracts, swaptions, variance swaps as well as equity options, that collectively are managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits’ exposures attributable to movements in the capital markets. At the present time, this program hedges certain economic risks on products sold from 2001 forward, to the extent such risks are not externally reinsured.

These programs do not qualify for hedge accounting treatment. Therefore, gains (losses) on the derivatives contracts used in these programs, including current period changes in fair value, are recognized in Net derivative gains (losses) in the period in which they occur, and may contribute to income (loss) volatility.

Variable and Interest-Sensitive Life Insurance Policies — NLG

The NLG feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The NLG remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements.

The change in the fair value of the NLG feature, reflected in Future policy benefits and other policyholders’ liabilities in the consolidated balance sheets, is summarized in the table below:

	Direct Liability	Reinsurance Ceded	Net
	(in millions)
Balance at January 1, 2017	$1,182	$(606)	$576
Paid guarantee benefits	(24)	—	(24)
Other changes in reserves	(466)	(58)	(524)

Balance at December 31, 2017	692	(664)	28
Paid guarantee benefits	(23)	—	(23)
Other changes in reserves	118	(69)	49

Balance at December 31, 2018	787	(733)	54
Paid guarantee benefits	(20)	—	(20)
Other changes in reserves	126	(74)	52

Balance at December 31, 2019	$893	$(807)	$86

9)	LEASES

The Company does not record leases with an initial term of 12 months or less in its consolidated balance sheets, but instead recognizes lease expense for these leases on a straight-line basis over the lease term. For leases with a term greater than one year, the Company records in its consolidated balance sheets at the time of lease commencement or modification a right of use (“RoU”) operating lease asset and a lease liability, initially measured at the present value of the lease payments. Lease costs are recognized in the consolidated statements of income (loss) over the lease term on a straight-line basis. RoU operating lease assets represent the Company’s right to use an underlying asset for the lease term and RoU operating lease liabilities represent the Company’s obligation to make lease payments arising from the lease.

The Company’s operating leases primarily consist of real estate leases for office space. The Company also has operating leases for various types of office furniture and equipment. For certain equipment leases, the Company applies a portfolio approach to effectively account for the RoU operating lease assets and liabilities. For certain lease agreements entered into after the adoption of ASC 842 or for lease agreements for which the lease term or classification was reassessed after the occurrence of a change in the lease terms or a modification of the lease that did not result in a separate contract, the Company elected to combine the lease and related non-lease components for its operating leases; however, the non-lease components associated with the Company’s operating leases are primarily variable in nature and as such are not included in the determination of the RoU operating lease asset and lease liability, but are recognized in the period in which the obligation for those payments is incurred.

The Company’s operating leases may include options to extend or terminate the lease, which are not included in the determination of the RoU operating asset or lease liability unless they are reasonably certain to be exercised. The Company’s operating leases have remaining lease terms of 1 year to 12 years, some of which include options to extend the leases. The Company typically does not include its renewal options in its lease terms for calculating its RoU operating lease asset and lease liability as the renewal options allow the Company to maintain operational flexibility and the Company is not reasonably certain it will exercise these renewal options until close to the initial end date of the lease. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

As the Company’s operating leases do not provide an implicit rate, the Company’s incremental borrowing rate, based on the information available at the lease commencement date, is used in determining the present value of lease payments.

The Company primarily subleases floor space within its New Jersey and New York lease properties to various third parties. The lease term for these subleases typically corresponds to the original lease term.

Balance Sheet Classification of Operating Lease Assets and Liabilities

	Balance Sheet Line Item	December 31, 2019
		(in millions)
Assets
Operating lease assets	Other Assets	$324
Liabilities
Operating lease liabilities	Other Liabilities	$415

The table below summarizes the components of lease costs for the year ended December 31, 2019.

Lease Costs

Year Ended December 31, 2019
(in millions)
Operating lease cost	$77
Variable operating lease cost	10
Sublease income	(16)
Short-term lease expense	2

Net lease cost	$72

Maturities of lease liabilities as of December 31, 2019 are as follows:

Maturities of Lease Liabilities

December 31, 2019
(in millions)
Operating Leases:
2020	$95
2021	93
2022	90
2023	81
2024	23
Thereafter	71

Total lease payments	453
Less: Interest	(38)

Present value of lease liabilities	$415

During December 2018, Equitable Life entered into one additional operating real estate lease with an estimated total base rent of $11 million. This operating lease commenced in August 2019 with a lease term of 10 years.

The below table presents the Company’s weighted-average remaining operating lease term and weighted-average discount rate.

Weighted Averages — Remaining Operating Lease Term and Discount Rate

December 31, 2019
Weighted-average remaining operating lease term	6 years
Weighted-average discount rate for operating leases	3.10%

Supplemental cash flow information related to leases was as follows:

Lease Liabilities Information

Year Ended December 31, 2019
(in millions)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$87
Non-cash transactions:
Leased assets obtained in exchange for new operating lease liabilities	$50

The following table presents the Company’s future minimum lease obligation under ASC 840 as of December 31, 2018:

December 31, 2018
Calendar Year	(in millions)
2019	$81
2020	$74
2021	$69
2022	$67
2023	$63
Thereafter	$66

10)	REINSURANCE

The Company assumes and cedes reinsurance with other insurance companies. The Company evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.

The following table summarizes the effect of reinsurance:

	Years Ended December 31,
	2019	2018	2017
	(in millions)
Direct premiums	$868	$836	$880
Reinsurance assumed	194	186	195
Reinsurance ceded	(126)	(160)	(171)

Premiums	$936	$862	$904

Direct charges and fee income	$3,821	$3,990	$4,012
Reinsurance ceded	(371)	(467)	(718)

Policy charges and fee income	$3,450	$3,523	$3,294

	Years Ended December 31,
	2019	2018	2017
	(in millions)
Direct policyholders’ benefits	$4,339	$3,378	$4,159
Reinsurance assumed	216	219	8
Reinsurance ceded	(436)	(592)	(694)

Policyholders’ benefits	$4,119	$3,005	$3,473

Ceded Reinsurance

The Company reinsures most of its new variable life, UL and term life policies on an excess of retention basis. The Company generally retains on a per life basis up to $25 million for single lives and $30 million for joint lives with the excess 100% reinsured. The Company also reinsures risk on certain substandard underwriting risks and in certain other cases.

Effective February 1, 2018, Equitable Life entered into a coinsurance reinsurance agreement (the “Coinsurance Agreement”) to cede 90% of its single premium deferred annuities (“SPDA”) products issued between 1978-2001 and its Guaranteed Growth Annuity (“GGA”) single premium deferred annuity products issued between 2001-2014. As a result of this agreement, Equitable Life transferred securities with a market value of $604 million and cash of $31 million to equal the statutory reserves of approximately $635 million. As the risks transferred by Equitable Life to the reinsurer under the Coinsurance Agreement are not considered insurance risks and therefore do not qualify for reinsurance accounting, Equitable Life applied deposit accounting. Accordingly, Equitable Life recorded the transferred assets of $635 million as a deposit asset recorded in Other assets, net of the ceding commissions paid to the reinsurer.

At December 31, 2019 and 2018, the Company had reinsured with non-affiliates in the aggregate approximately 2.8% and 2.9%, respectively, of its current exposure to the GMDB obligation on annuity contracts in-force and, subject to certain maximum amounts or caps in any one period, approximately 14.2% and 15.5% of its current liability exposure, respectively, resulting from the GMIB feature. For additional information, see Note 8.

Based on management’s estimates of future contract cash flows and experience, the estimated net fair values of the ceded GMIB reinsurance contracts, considered derivatives were $2.5 billion and $2.0 billion at December 31, 2019 and 2018, respectively. The estimated fair values increased $475 million and $174 million during 2019 and 2017, respectively, and decreased $8.5 billion during 2018.

At December 31, 2019 and 2018, third-party reinsurance recoverables related to insurance contracts amounted to $2.2 billion. Additionally, $1.6 billion and $1.7 billion of the amounts due from reinsurers related to two specific reinsurers, Zurich Insurance Company Ltd. (AA- rating by S&P), and Paul Revere Life Insurance Company (A rating by S&P).

Third-party reinsurance payables related to insurance contracts were $90 million and $91 million, at December 31, 2019 and 2018, respectively.

The Company cedes substantially all of its group health business to a third-party insurer. Insurance liabilities ceded totaled $56 million and $62 million at December 31, 2019 and 2018, respectively.

The Company also cedes a portion of its extended term insurance and paid-up life insurance and substantially all of its individual disability income business through various coinsurance agreements.

Assumed Reinsurance

In addition to the sale of insurance products, the Company currently acts as a professional retrocessionaire by assuming risk from professional reinsurers. The Company assumes accident, life, health, aviation, special risk and space risks by participating in or reinsuring various reinsurance pools and arrangements. Reinsurance assumed reserves were $735 million and $712 million at December 31, 2019 and 2018, respectively.

For reinsurance agreements with affiliates, see “Related Party Transactions” in Note 12.

11)	LOANS TO AND FROM AFFILIATES

Loans to affiliates

Loans Issued to Holdings

In April 2018, Equitable Life made a $800 million loan to Holdings. The loan has an interest rate of 3.69% and matures in April 2021. In December 2018, Holdings repaid $200 million of this loan. In December 2019, Holdings repaid $300 million. At December 2019, the amount outstanding was $300 million.

In November 2019, Equitable Life made a $900 million loan to Holdings. The loan has an interest rate of one-month LIBOR plus 1.33%. The loan matures on November 24, 2024.

Loans from affiliates

Senior Surplus Notes Issued to Holdings

On December 28, 2018, Equitable Life issued a $572 million senior surplus note due December 28, 2019 to Holdings, which bears interest at a fixed rate of 3.75%, payable semi-annually. The surplus note is intended to have priority in right of payments and in all other respects to any and all other surplus notes issued by Equitable Life at any time. Equitable Life repaid this note and $4 million of related interest expense on March 5, 2019.

	As of December 31,
	2019	2018
	(in millions)
Loans to affiliates
EQH-AEL internal debt (3.69%, due 2021)	$300	$600
EQH-AEL internal debt (one-month LIBOR + 1.33%, due 2024)	900	—

Total loans to affiliates	$1,200	$600

Loans from affiliates
Senior Notes (3.75%, due 2019)	$—	$572

Total loans from affiliates	$—	$572

12)	RELATED PARTY TRANSACTIONS

Parties are considered to be related if one party has the ability to control or exercise significant influence over the other party in making financial or operating decisions. Since transactions with related parties may raise potential or actual conflicts of interest between the related party and the Company, Holdings has implemented a related party transaction policy that requires related party transactions to be reviewed and approved by its Audit Committee.

Following the decrease in AXA’s ownership interest in the Company from approximately 39% to approximately 10% on November 13, 2019 (the “November Offering”), AXA and its affiliates (collectively, “AXA Affiliates”) are no longer considered related parties of the Company. Transactions with AXA Affiliates continue to be reported as related party transactions for periods prior to the November Offering. The Company also had entered into related party transactions with other related parties that are described herein.

Cost Sharing and General Service Agreements

In the second quarter of 2018, Equitable Life entered into a general services agreement with Holdings whereby Equitable Life will benefit from the services received by Holdings from AXA Affiliates for a limited period following the Holdings IPO under a transition services agreement. The general services agreement with Holdings replaces existing cost-sharing and general service agreements with various AXA Affiliates. Equitable Life continues to provide services to Holdings and various AXA Affiliates under a separate existing general services agreement with Holdings. Costs allocated to the Company from Holdings totaled $73 million and $138 million for the years ended December 31, 2019 and 2018, respectively, and are allocated based on cost center tracking of expenses. The cost centers are approved annually and are updated based on business area needs throughout the year.

Investment Management and Service Fees and Expenses

Equitable FMG, a subsidiary of Equitable Life, provides investment management and administrative services to EQAT, Equitable Premier VIP Trust, 1290 Funds and Other AXA Trusts, all of which are considered related parties. Investment management and service fees earned are calculated as a percentage of assets under management and are recorded as revenue as the related services are performed.

AXA Investment Managers Inc. (“AXA IM”) and AXA Rosenberg Investment Management LLC (“AXA Rosenberg”) provide sub-advisory services with respect to certain portfolios of EQAT, Equitable Premier VIP Trust and the Other AXA Trusts. Also, AXA IM and AXA Real Estate Investment Managers (“AXA REIM”) manage certain General Account investments. Fees paid to these affiliates are based on investment advisory service agreements with each affiliate.

Effective December 31, 2018, Equitable Life transferred its interest in ABLP, AB Holdings and the General Partner to a newly formed subsidiary and distributed the shares of the subsidiary to its direct parent which subsequently distributed the shares to Holdings (the “AB Business Transfer”). Accordingly, AB’s related party transactions with AXA Affiliates and mutual funds sponsored by AB are reflected as a discontinued operation in the Company’s consolidated financial statements for the year ended December 31, 2018. Investment management and other services provided by AB prior to the AB Business Transfer will continue based upon the Company’s business needs. The Company recorded investment management fee expense from AllianceBernstein of $102 million and $65 million, for the years ended December 31, 2019 and 2018, respectively. See Note 19 for further details of the AB Business Transfer and the discontinued operation.

As December 31, 2019 and 2018, respectively, the Company held approximately $30 million and $36 million of invested assets in the form of equity interests issued in non-corporate legal entities that were determined by the Company to be VIEs, as further described in Note 2. These legal entities are related parties of Equitable Life. The Company reflects these equity interest in the consolidated Balance Sheets as Other equity investments. The net assets of these unconsolidated VIEs are approximately $974 million and $784 million at December 31, 2019 and 2018, respectively. The Company also has approximately $20 million and $30 million of unfunded commitments at December 31, 2019 and 2018, respectively with these legal entities.

Distribution Revenue and Expenses with Affiliates

Equitable Distributors receives commissions and fee revenue from Equitable America for sales of its insurance products. The commissions and fees earned from Equitable America are based on the various selling agreements.

Equitable Life pays commissions and fees to AXA Distribution Holding Corporation and its subsidiaries (“AXA Distribution”) for sales of insurance products. The commissions and fees paid to AXA Distribution are based on various selling agreements.

Insurance-Related Transactions with Affiliates

GMxB Unwind

Prior to April 2018, Equitable Life ceded the following to AXA RE Arizona, an indirect, wholly-owned subsidiary of Holdings: (i) a 100% quota share of all liabilities for variable annuities with GMxB riders issued on or after January 1, 2006 and in-force on September 30, 2008 (the “GMxB Business”); (ii) a 100% quota share of all liabilities for variable annuities with GMIB riders issued on or after May 1, 1999 through August 31, 2005 in excess of the liability assumed by two unaffiliated reinsurers, which are subject to certain maximum amounts or limitations on aggregate claims; and (iii) a 90% quota share of level premium term insurance issued by Equitable Life on or after March 1, 2003 through December 31, 2008 and lapse protection riders under certain series of universal life insurance policies issued by Equitable Life on or after June 1, 2003 through June 30, 2007.

On April 12, 2018, Equitable Life completed the unwind of the reinsurance previously provided to Equitable Life by AXA RE Arizona for certain variable annuities with GMxB features (the “GMxB Unwind”). Accordingly, all of the business previously ceded to AXA RE Arizona, with the exception of the GMxB Business, was novated to EQ AZ Life Re Company (“EQ AZ Life Re”), a newly formed captive insurance company organized under the laws of Arizona, which is an indirect wholly-owned subsidiary of Holdings. Following the novation of business to EQ AZ Life Re, AXA RE Arizona was merged with and into Equitable Life. Following AXA RE Arizona’s merger with and into Equitable Life, the GMxB Business is not subject to any new internal or third-party reinsurance arrangements, though in the future Equitable Life may reinsure the GMxB Business with third parties.

AXA RE Arizona novated the Life Business from AXA RE Arizona to EQ AZ Life Re as part of the GMxB Unwind. As a result, EQ AZ Life Re reinsures a 90% quota share of level premium term insurance issued by Equitable Life on or after March 1, 2003 through December 31, 2008 and lapse protection riders under UL insurance policies issued by Equitable Life on or after June 1, 2003 through June 30, 2007 and the Excess Risks.

The GMxB Unwind was considered a pre-existing relationship required to be effectively settled at fair value. The loss relating to this relationship resulted from the settlement of the reinsurance contracts at fair value and the write-off of previously recorded assets and liabilities related to this relationship recorded in the Company’s historical accounts. The pre-tax loss recognized in the second quarter of 2018 was $2.6 billion ($2.1 billion net of tax). The Company wrote-off a $1.8 billion deferred cost of reinsurance asset which was previously reported in Other assets. Additionally, the remaining portion of the loss was determining by calculating the difference between the fair value of the assets received compared to the fair value of the assets and liabilities already recorded within the Company’s consolidated financial statements. The Company’s primary assets previously recorded were reinsurance recoverables, including the reinsurance recoverable associated with GMDB business. There was an approximate $400 million difference between the fair value of the GMDB recoverable compared to its carrying value which is accounted for under ASC 944.

The assets received and the assets removed were as follows:

	As of April 12, 2018
	(in millions)
	Assets Received	Assets Removed
Assets at fair value:
Fixed income securities	$7,083
Short-term investments	205
Money market funds	2
Accrued interest	43
Derivatives	282
Cash and cash equivalents	1,273

Total	$8,888

Deferred cost of reinsurance asset		$1,839
GMDB ceded reserves		2,317
GMIB reinsurance contract asset		7,463
Payable to AXA RE Arizona		270

Total		$11,889

Significant non-cash transactions involved in the GMxB Unwind included: (a) the increase in total investments includes non-cash activities of $7.6 billion for assets received related to the recapture transaction; (b) cancellation of the $300 million surplus note between the Company and AXA RE Arizona; and (c) settlement of the intercompany receivables/payables to AXA RE Arizona of $270 million. In addition, upon merging the remaining assets of AXA Re Arizona into Equitable Life, $1.2 billion of deferred tax assets were recorded on the balance sheet through an adjustment to Capital in excess of par value.

The reinsurance arrangements with EQ AZ Life Re provide important capital management benefits to Equitable Life. At December 31, 2019, the Company’s GMIB reinsurance contract asset with EQ AZ Life Re had carrying values of $327 million and is reported in GMIB contract reinsurance asset, at fair value in the consolidated balance sheets. Ceded premiums and policy fee income in 2019 and 2018 totaled approximately $62 million and $100 million, respectively. Ceded claims paid in 2019 and 2018 were $52 million and $78 million, respectively.

Prior to April 2018, Equitable Life reinsured to AXA RE Arizona, a 100% quota share of all liabilities for variable annuities with enhanced GMDB and GMIB riders issued on or after January 1, 2006 and in-force on September 30, 2008. AXA RE Arizona also reinsured a 90% quota share of level premium term insurance issued by Equitable Life on or after March 1, 2003 through December 31, 2008 and lapse protection riders under UL insurance policies issued by Equitable Life on or after June 1, 2003 through June 30, 2007. The reinsurance arrangements with AXA RE Arizona provided important capital management benefits to Equitable Life. At December 31, 2017, the Company’s GMIB reinsurance contract asset with AXA RE Arizona had a carrying value of $8.6 billion and was reported in GMIB reinsurance contract asset, at fair value in the consolidated balance sheets. Ceded premiums and policy fee income in 2017 totaled approximately $454 million. Ceded claims paid in 2017 were $213 million.

Reinsurance Assumed from AXA Affiliates

Prior to 2019, AXA Global Life retroceded a quota share portion of certain life and health risks of various AXA Affiliates to Equitable Life and Equitable America on a one-year term basis. The agreement was closed effective December 31, 2018. Also, AXA Life Insurance Company Ltd. cedes a portion of its variable deferred annuity business to Equitable Life.

Premiums earned in 2019, 2018 and 2017 were $19 million, $20 million and $20 million, respectively. Claims and expenses paid in 2019, 2018 and 2017 were $6 million, $8 million, and $5 million, respectively.

Reinsurance Ceded to AXA Affiliates

Equitable Life entered into a stop loss reinsurance agreement with AXA Global Life (“AGL”) to protect Equitable Life with respect to a deterioration in its claims experience following the occurrence of an extreme mortality event.

Equitable Life also accepts certain retrocession policies through reinsurance agreements with various reinsurers and retrocedes to AGL the excess of its first retention layer.

The Company’s subsidiaries entered into a Life Catastrophe Excess of Loss Reinsurance Agreement (the “Excess of Loss Agreement”) with a number of subscribing reinsurers, which included AGL. AGL participated as a subscribing reinsurer with 5% of the pool, pro rata, across the upper and lower layers through the contract period ending March 31, 2018.

Premiums and expenses paid for the above agreements in 2019, 2018 and 2017 were $3 million, $4 million, and $4 million, respectively.

On September 12, 2018, AXA Group acquired XL Catlin. Prior to the acquisition, Equitable Life had ceded part of our disability income business to XL Catlin and as of December 31, 2019 and 2018, the reserves ceded were $104 million and $93 million, respectively.

Investments in Unconsolidated Equity Interests in AXA Affiliates

As December 31, 2019 and 2018, respectively, the Company held approximately $229 million and $237 million of invested assets in the form of equity interests issued in non-corporate legal entities that were determined by the Company to be VIEs, as further described in Note 2. These legal entities are related parties of Equitable Life. The Company reflects these equity interest in the consolidated Balance Sheets as Other equity investments. The net assets of these unconsolidated VIEs are approximately $10 billion and $9 billion at December 31, 2019 and 2018, respectively. The Company also has approximately $205 million and $249 million of unfunded commitments at December 31, 2019 and 2018, respectively with these legal entities.

Assumption by Holdings of Obligations of AXA Financial to Equitable Life

On October 1, 2018, AXA Financial merged with and into its direct parent, Holdings, with Holdings continuing as the surviving entity. As a result, Holdings assumed AXA Financial’s obligations with respect to the Company, including obligations related to certain benefit plans.

In March 2018, Equitable Life sold its interest in two consolidated real estate joint ventures to AXA France for a total purchase price of approximately $143 million, which resulted in a pre-tax loss of $0.2 million and the elimination of $202 million of long-term debt from the Company’s consolidated balance sheets at December 31, 2018.

Revenues and Expenses for 2019, 2018 and 2017

The table below summarizes the fees received/paid by the Company and the expenses reimbursed to/from the Company in connection with certain services described above for the years ended December 31, 2019, 2018 and 2017.

	Years ended December 31,
	2019	2018	2017
	(in millions)
Revenue received or accrued for:
Investment management and administrative services provided to EQAT, Equitable Premier VIP Trust, 1290 Funds and Other AXA Trusts	$669	$727	$720
General services provided to affiliates(1)	460	463	439
Amounts received or accrued for commissions and fees earned for sale of Equitable America’s insurance products	39	44	45

Total	$1,167	$1,234	$1,204

Expenses paid or accrued for:
Paid or accrued commission and fee expenses for sale of insurance products by AXA Equitable Distribution	$573	$613	$608
General services provided by affiliates(1)	76	109	186
Investment management services provided by AXA IM, AXA REIM and AXA Rosenberg	5	2	5

Total	$654	$724	$799

(1)	Includes AXA Affiliates and affiliates of Holdings.

Contribution to the Equitable Foundation

In November 2019, Equitable Life made a $25 million funding contribution to the Equitable Foundation. The Equitable Foundation is the philanthropic arm of Equitable Life.

13)	EMPLOYEE BENEFIT PLANS

Equitable Life sponsors the following employee benefit plans:

401(k) Plan

Equitable Life sponsors the AXA Equitable 401(k) Plan, a qualified defined contribution plan for eligible employees and financial professionals. The plan provides for both a company contribution and a discretionary profit-sharing contribution. Expenses associated with this 401(k) Plan were $22 million, $19 million and $15 million for the years ended December 31, 2019, 2018 and 2017, respectively. In December 2018 the Company announced a 3% Company match for the AXA Equitable 401(k) Plan beginning January 1, 2019. This match will supplement the existing Company contribution on eligible compensation.

Pension Plan

Equitable Life also sponsors the AXA Equitable Retirement Plan (the “AXA Equitable QP”), a frozen qualified defined benefit pension plan covering its eligible employees and financial professionals. This pension plan is non-contributory, and its benefits are generally based on a cash balance formula and/or, for certain participants, years of service and average income over a specified period in the plan. Effective December 31, 2015, primary liability for the obligations of Equitable Life under the AXA Equitable QP was transferred from Equitable Life to AXA Financial, and upon the merger of AXA Financial into Holdings, Holdings assumes primary liability under terms of an Assumption Agreement. Equitable Life remains secondarily liable for its obligations under the AXA Equitable QP and would recognize such liability in the event Holdings does not perform under the terms of the Assumption Agreement.

The AXA Equitable QP is not governed by a collective-bargaining agreement and is not under a financial improvement plan or a rehabilitation plan. For the years ended December 31, 2019, 2018 and 2017, expenses related to the plan were $21 million, $60 million and $27 million, respectively.

The following table presents the funded status of the plan:

	As of December 31,
	2019	2018
	(in millions)
Legal Name of Plan: AXA Equitable Retirement Plan EIN# 13-5570651
Total Plan Assets	$2,159	$1,993

Accumulated Benefit Obligation	$2,160	$2,039

Funded Status	99.9%	97.8%

Other Benefit Plans

Equitable Life also sponsors a non-qualified retirement plan, a medical and life retiree plan, a post-employment plan and deferred compensation plan. The expenses related to these plans were $47 million, $70 million and $37 million for the years ended December 31, 2019, 2018 and 2017, respectively.

14)	SHARE-BASED COMPENSATION PROGRAMS

Compensation costs for 2019, 2018 and 2017 for share-based payment arrangements as further described herein are as follows:

	Years Ended December 31,
	2019	2018	2017
	(in millions)
Performance Shares	$10	$12	$18
Stock Options	3	2	1
AXA Shareplan	—	—	9
Restricted Stock Unit Awards	15	16	2
Other Compensation Plans(1)	—	—	—

Total Compensation Expenses	$28	$30	$30

(1)	Includes stock appreciation rights and employee stock purchase plans.

Since 2018, Holdings has granted equity awards under the Equitable Holdings, Inc. 2018 Omnibus Incentive Plan (the “2018 Omnibus Plan”) and the Equitable Holdings, Inc. 2019 Omnibus Incentive Plan (the “2019 Omnibus Plan”) which were adopted by Holdings on April 25, 2018 and February 28, 2019 respectively. Awards under the 2018 and 2019 Omnibus Plans are linked to Holdings’ common stock. As of December 31, 2019, the common stock reserved and available for issuance under the 2018 and 2019 Omnibus Plans was 12.5 million shares. Holdings may issue new shares or use common stock held in treasury for awards linked to Holdings’ common stock.

Equitable Life’s Participation in Holdings’ Equity Award Plans

Equitable Life’s employees, financial professionals and directors in 2019 and 2018 were granted equity awards under the 2019 and 2018 Omnibus Plans with the exception of the Holdings restricted stock units (“Holdings RSUs”) granted to financial professionals in 2018. All grants discussed in this section will be settled in shares of Holdings’ common stock except for the RSUs granted to financial professionals in 2019 and 2018 which will be settled in cash.

For awards with graded vesting schedules and service-only vesting conditions, including Holdings RSUs and other forms of share-based payment awards, Holdings applies a straight-line expense attribution policy for the recognition of compensation cost. Actual forfeitures with respect to the 2019 and 2018 grants were considered immaterial in the recognition of compensation cost.

Annual Awards Under 2019 and 2018 Equity Programs

Each year, the Compensation Committee of the Holdings’ Board of Directors approves an equity-based award program with awards under the program granted at its regularly scheduled meeting in February. Annual awards under Holdings’

2019 and 2018 equity programs consisted of a mix of equity vehicles including Holdings restricted stock units (“RSUs”), Holdings stock options and Holdings performance shares. If Holdings pays any ordinary dividend in cash, all outstanding Holdings RSUs and performance shares will accrue dividend equivalents in the form of additional Holdings RSUs or performance shares to be settled or forfeited consistent with the terms of the related award.

Holdings RSUs

Holdings RSUs granted to Equitable Life employees under the 2019 and 2018 equity programs vest ratably in equal annual installments over a three-year period. The fair value of the awards was measured using the closing price of the Holdings share on the grant date, and the resulting compensation expense will be recognized over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible, but not less than one year.

Cash-settled Holdings RSUs granted to eligible Equitable Life financial professionals under the 2019 and 2018 equity programs vest ratably in equal installments over a three-year period. The cash payment for each RSU will equal the average closing price for a Holdings share on the NYSE over the 20 trading days immediately preceding the vesting date. These awards are liability-classified and require fair value remeasurement based upon the price of a Holdings share at the close of each reporting period.

Holdings Stock Options

Holdings stock options granted to Equitable Life employees under the 2019 and 2018 equity programs have a three-year graded vesting schedule, with one-third vesting on each of the three anniversaries. The total grant date fair value of Holdings stock options will be charged to expense over the shorter of the vesting period or the period up to the date at which the participant becomes retirement eligible, but not less than one year.

Holdings Performance Shares

Holdings performance shares granted to Equity Life’s employees under the 2019 and 2018 equity programs are subject to performance conditions and a three-year cliff-vesting. The performance shares consist of two distinct tranches; one based on Holding’s return-on-equity targets (the “ROE Performance Shares”) and the other based on the Holdings’ relative total shareholder return targets (the “TSR Performance Shares”), each comprising approximately one-half of the award. Participants may receive from 0% to 200% of the unearned performance shares granted. The grant-date fair value of the ROE Performance Shares will be established once all of Holdings’ applicable Non-GAAP ROE targets are determined and approved.

The grant-date fair value of the TSR Performance Shares was measured using a Monte Carlo approach. Under the Monte Carlo approach, stock returns were simulated for Holdings and the selected peer companies to estimate the payout percentages established by the conditions of the award. The aggregate grant-date fair value of the unearned TSR Performance Shares will be recognized as compensation expense over the shorter of the cliff-vesting period or the period up to the date at which the participant becomes retirement eligible, but not less than one year.

Director Awards

Holdings granted unrestricted Holdings shares to non-employee directors of Holdings, Equitable Life in 2019 and 2018. The fair value of these awards was measured using the closing price of Holdings shares on the grant date. These awards immediately vest and all compensation expense is recognized at the grant date.

One-Time Awards Granted in 2018

Transaction Incentive Awards

On May 9, 2018, coincident with the IPO, Holdings granted one-time “Transaction Incentive Awards” to executive officers and certain other R&P employees in the form of 722 thousand Holdings RSUs. Fifty percent of the Holdings RSUs will vest based on service over a two-year period from the IPO date (the “Service Units”), and fifty percent t will vest based on service and a market condition (the “Performance Units”). The market condition is based on share price growth of at least 130% or 150% within a two or five-year period, respectively. If the market condition is not achieved, 50% of the Performance Units may still vest based on five years of continued service and the remaining Performance Units will be forfeited.

The grant-date fair value of half of the Performance Units, was at the $20 IPO price for a Holdings share as employees are still able to vest in these awards even if the share price growth targets are not achieved. The resulting compensation expense is recognized over the five-year requisite service period. The grant-date fair value of $16.47 was used to value the remaining half of the Performance Units that are subject to risk of forfeiture for non-achievement of the Holdings share price conditions. The grant date fair value was measured using Monte Carlo simulation from which a five-year requisite service period was derived, representing the median of the distribution of stock price paths on which the market condition is satisfied.

Special IPO Grant

Also, on May 9, 2018, Holdings made a grant of 357 thousand Holdings RSUs to Equitable Life employees and financial professionals, or 50 restricted stock units to each eligible individual, that cliff vested on November 9, 2018. The grant-date fair value of the award was measured using the $20 IPO price for a Holdings share and all compensation expense was recognized as of November 9, 2018.

Prior Equity Award Grants and Settlements

In 2017 and prior years, equity awards for employees, financial professional and directors were available under the umbrella of AXA’s global equity program. Accordingly, equity awards granted in 2017 and prior years were linked to AXA’s stock.

Employees were granted AXA ordinary share options each year under the AXA Stock Option Plan for AXA Financial Employees and Associates (the “Stock Option Plan”). There is no limitation in the Stock Option Plan on the number of shares that may be issued pursuant to option or other grants.

Employees were also granted AXA performance shares under the AXA International Performance Shares Plan established for each year (the “Performance Share Plan”) and financial professionals were granted performance units under the AXA Advisors Performance Unit Plan established for each year.

The fair values of these prior awards are measured at the grant date by reference to the closing price of the AXA ordinary share, and the result, as adjusted for achievement of performance targets and pre-vesting forfeitures, generally is attributed over the shorter of the requisite service period, the performance period, if any, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award. Remeasurements of fair value for subsequent price changes until settlement are made only for performance unit awards that are settled in cash. The fair value of performance units earned and reported in Other liabilities in the consolidated balance sheets at December 31, 2019 and 2018 was $43 million and $32 million, respectively.

2017 Performance Shares Grant

Under the terms of the 2017 Performance Share Plan, AXA awarded performance shares to Equitable Life employees. The extent to which 2017-2019 cumulative performance targets measuring the performance of AXA and select businesses are achieved will determine the number of performance shares earned. For all Equitable Life employees, the number of performance shares earned may vary between 0% and 130% of the number of performance shares at stake. The performance shares earned during this performance period will vest and be settled on the fourth anniversary of the award date.

2017 Performance Units Grant

Under the terms of the AXA Advisors Performance Unit Plan performance units were granted to Equitable Life financial professionals. The performance units will be cash settled and are remeasured until settlement of the awards. The performance units will be earned based on meeting pre-established performance metrics tied to achievement of specific sale and earnings goals. For all awards, the number of performance units earned may vary between 0% and 130% of the number of performance units at stake. The performance units earned during this performance period will vest and be settled on the fourth anniversary of the award date.

2017 Stock Options Grant

On June 21, 2017, 0.5 million options to purchase AXA ordinary shares were granted to Equitable Life employees under the terms of the Stock Option Plan with a ten-year term. All of those options have a five-year graded schedule, with one-third vesting on each of the third, fourth, and fifth anniversaries of the grant date. Of the total awarded on June 21, 2017, 0.3 million are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period.

Other Grants

Prior to the IPO, non-officer directors of Holdings and certain subsidiaries were granted restricted AXA ordinary shares (prior to 2011, AXA ADRs) and unrestricted AXA ordinary shares (prior to March 15, 2010, AXA ADRs) annually under The Equity Plan for Directors.

The Company has also granted AXA restricted stock units (“AXA RSUs”) to certain executives. The AXA RSUs are phantom AXA ordinary shares that, once vested, entitle the recipient to a cash payment based on the average closing price of the AXA ordinary share over the twenty trading days immediately preceding the vesting date.

Summary of Stock Option Activity

A summary of activity in the AXA and Holdings option plans during 2019 follows:

	Options Outstanding
	EQH Shares		AXA Ordinary Shares		AXA ADRs(2)
	Number Outstanding (In 000’s)	Weighted Average Exercise Price	Number Outstanding (In 000’s)	Weighted Average Exercise Price	Number Outstanding (In 000’s)	Weighted Average Exercise Price

Options Outstanding at January 1, 2019	835	$21.34	2,609	€18.20	15	$15.37
Options granted	1,251	$18.74	156	€21.60	—	$—
Options exercised	23	$21.34	856	€16.40	15	$15.37
Options forfeited, net	133	$20.29	182	€19.72	—	$—
Options expired	—	$—	—	€—	—	$—

Options Outstanding at December 31, 2019	1,930	$19.73	1,727	€20.09	—	$—

Aggregate Intrinsic Value(1)		$9,755		€8,661		$—

Weighted Average Remaining Contractual Term (in years)	8.85		5.20		—

Options Exercisable at December 31, 2019	250	$21.34	1,527	€19.74	—	$—

Aggregate Intrinsic Value(1)		$859		€8,207		$—

Weighted Average Remaining Contractual Term (in years)	8.43		4.85		—

(1)

Aggregate intrinsic value, presented in thousands, is calculated as the excess of the closing market price on December 31, 2019 of the respective underlying shares over the strike prices of the option awards. For awards with strike prices higher then market prices, intrinsic value is shown as zero.

(2)

AXA ordinary shares will be delivered to participants in lieu of AXA ADRs at exercise or maturity. For the purpose of estimating the fair value of Holdings and AXA stock option awards, the Black-Scholes is used. A Monte-Carlo simulation approach was used to model the fair value of the conditional vesting feature of the awards of options to purchase Holdings and AXA ordinary shares. Shown below are the relevant input assumptions used to derive the fair values of options awarded in 2019, 2018 and 2017.

	EQH Shares(1)		AXA Ordinary Shares(2)
	2019	2018	2019	2018	2017

Dividend yield	2.77%	2.44%	NA	NA	6.49%
Expected volatility	25.70%	25.40%	NA	NA	26.6%
Risk-free interest rates	2.49%	2.83%	NA	NA	0.33%
Expected life in years	5.8	9.7	NA	NA	8.1
Weighted average fair value per option at grant date	$3.82	$4.61	NA	NA	$2.06

(1)

The expected volatility is based on historical selected peer data, the weighted average expected term is determined by using the simplified method due to lack of sufficient historical data, the expected dividend yield based on Holdings’ expected annualized dividend, and the risk-free interest rate is based on the U.S. Treasury bond yield for the appropriate expected term.

(2)

The expected AXA dividend yield is based on market consensus. AXA share price volatility is estimated on the basis of implied volatility, which is checked against an analysis of historical volatility to ensure consistency. The risk-free interest rate is based on the Euro Swap Rate curve for the appropriate term. The effect of expected early exercise is taken into account through the use of an expected life assumption based on historical data.

As of December 31, 2019, approximately $0.4 million of unrecognized compensation cost related to AXA unvested stock option awards is expected to be recognized by the Equitable Life over a weighted-average period of 0.7 years. Approximately $3 million of unrecognized compensation cost related to Holdings unvested stock option awards is expected to be recognized by the Equitable Life over a weighted average period of 0.8 years.

Restricted Awards

The market price of a Holdings share is used as the basis for the fair value measure of a Holdings RSU. For purposes of determining compensation cost for stock-settled Holdings RSUs, fair value is fixed at the grant date until settlement, absent modification to the terms of the award. For liability-classified cash-settled Holdings and AXA RSUs, fair value is remeasured at the end of each reporting period.

At December 31, 2019, approximately 1.8 million Holdings RSUs and AXA ordinary share unit awards remain unvested. Unrecognized compensation cost related to these awards totaled approximately $19 million and is expected to be recognized over a weighted-average period of 1.08 years.

Following table summarizes Holdings restricted share units and AXA ordinary share unit activity for 2019.

	Shares of Holdings Restricted Stock	Weighted Average Grant Date Fair Value	Shares of AXA Restricted Stock	Weighted Average Grant Date Fair Value
Unvested as of January 1, 2019	1,259,059	$21.00	48,334	$20.38
Granted	1,007,057	$18.22	—	$—
Forfeited	125,915	$19.74	—	$—
Vested	334,900	$20.51	29,054	$21.35

Unvested as of December 31, 2019	1,805,301	$19.35	19,280	$19.20

Performance Awards

At December 31, 2019, approximately 2.5 million Holdings and AXA performance awards remain unvested. Unrecognized compensation cost related to these awards totaled approximately $10 million and is expected to be recognized over a weighted-average period of 0.64 years.

The following table summarizes Holdings and AXA performance awards activity for 2019.

	Shares of Holdings Performance Awards	Weighted- Average Grant Date Fair Value	Shares of AXA Performance Awards	Weighted- Average Grant Date Fair Value
Unvested as of January 1, 2019	166,552	$23.17	3,159,577	$20.10
Granted	243,041	$19.67	149,757	$20.70
Forfeited	25,952	$21.77	210,329	$20.20
Vested	—	$—	944,945	$20.23

Unvested as of December 31, 2019	383,641	$21.05	2,154,059	$20.08

Employee Stock Purchase Plans

Holdings Stock Purchase Plan

Under the Equitable Holdings, Inc. Stock Purchase Program (“SPP”) participants are able to contribute up to 100% of their eligible compensation and receive a matching contribution in cash equal to 15% of their payroll contribution, which is used to purchase Holdings shares. Purchases are made at the end of each month at the prevailing market rate.

AXA Shareplan 2017

In 2017, eligible employees of participating AXA subsidiaries were offered the opportunity to purchase newly issued AXA ordinary shares, subject to plan limits, under the terms of AXA Shareplan 2017. Investment Option A permitted participants to purchase AXA ordinary shares at a 20% formula discounted price of €20.19 per share. Investment Option B permitted participants to purchase AXA ordinary shares at an 8.98% formula discounted price of €22.96 per share on a leveraged basis with a guaranteed return of initial investment plus a portion of any appreciation in the undiscounted value of the total shares purchased. All subscriptions became binding and irrevocable on October 17, 2017.

15)	INCOME TAXES

A summary of the income tax (expense) benefit in the consolidated statements of income (loss) follows:

	Years Ended December 31,
	2019	2018	2017
	(in millions)
Income tax (expense) benefit:
Current (expense) benefit	$295	$234	$(6)
Deferred (expense) benefit	289	212	1,216

Total	$584	$446	$1,210

The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before income taxes and noncontrolling interest by the expected Federal income tax rate of 21%, 21% and 35% for 2019, 2018 and 2017, respectively. The sources of the difference and their tax effects are as follows:

	Years Ended December 31,
	2019	2018	2017
	(in millions)

Expected income tax (expense) benefit	$510	$311	$(542)
Noncontrolling interest	1	(1)	—
Non-taxable investment income	73	104	241
Tax audit interest	(14)	(11)	(6)
State income taxes	(2)	(1)	(3)
Tax settlements/uncertain tax position release	12	—	221
Change in tax law	—	46	1,308
Other	4	(2)	(9)

Income tax (expense) benefit	$584	$446	$1,210

In accordance with Staff Accounting Bulletin No. 118 (“SAB 118”), the Company recorded provisional estimates for the income tax effects of the Tax Cuts and Jobs Act (the “Tax Reform Act”) in 2017 and refined those estimates in 2018. The impact of the Tax Reform Act primarily related to the revaluation of deferred tax assets and liabilities.

During the second quarter of 2017, the Company agreed to the Internal Revenue Service’s Revenue Agent’s Report for its consolidated 2008 and 2009 Federal corporate income tax returns. The impact on the Company’s financial statements and unrecognized tax benefits was a tax benefit of $221 million.

The components of the net deferred income taxes are as follows:

	As of December 31,
	2019		2018
	Assets	Liabilities	Assets	Liabilities
	(in millions)

Compensation and related benefits	$51	$—	$47	$—
Net operating loss	44	—	239	—
Reserves and reinsurance	944	—	16	—
DAC	—	716	—	864
Unrealized investment gains (losses)	—	639	123	—
Investments	640	—	622	—
Tax credits	—	—	314	—
Other	—	73	14	—

Total	$1,679	$1,428	$1,375	$864

The Company had $314 million of AMT credits for the year ended December 31, 2018 and expects those credits to be currently utilized or refunded.

A reconciliation of unrecognized tax benefits (excluding interest and penalties) follows:

	Years Ended December 31,
	2019	2018	2017
	(in millions)

Balance at January 1,	$273	$205	$444
Additions for tax positions of prior years	24	98	28
Reductions for tax positions of prior years	—	(30)	(234)
Settlements with tax authorities	—	—	(33)

Balance at December 31,	$297	$273	$205

Unrecognized tax benefits that, if recognized, would impact the effective rate	$222	$202	$172

The Company recognizes accrued interest and penalties related to unrecognized tax benefits in tax expense. Interest and penalties included in the amounts of unrecognized tax benefits at December 31, 2019 and 2018 were $55 million and $41 million, respectively. For 2019, 2018 and 2017, respectively, there were $14 million, $18 million and $(44) million in interest expense (benefit) related to unrecognized tax benefits.

It is reasonably possible that the total amount of unrecognized tax benefits will change within the next 12 months due to the conclusion of IRS proceedings and the addition of new issues for open tax years. The possible change in the amount of unrecognized tax benefits cannot be estimated at this time.

As of December 31, 2019, tax years 2010 and subsequent remain subject to examination by the IRS.

16)	EQUITY

AOCI represents cumulative gains (losses) on items that are not reflected in income (loss). The balances for the past three years follow:

	December 31,
	2019	2018	2017
	(in millions)

Unrealized gains (losses) on investments(1)	$1,597	$(484)	$581
Defined benefit pension plans(2)	(5)	(7)	(51)

Total accumulated other comprehensive income (loss) from continuing operations	1,592	(491)	530

Less: Accumulated other comprehensive income (loss) attributable to discontinued operations, net of noncontrolling interest	—	—	(68)

Accumulated other comprehensive income (loss) attributable to Equitable Life	$1,592	$(491)	$598

(1)	2018 includes a $86 million decrease to Accumulated other comprehensive loss from the impact of adoption of ASU 2018-02.
(2)	2018 includes a $3 million increase to Accumulated other comprehensive loss from the impact of adoption of ASU 2018-02.

The components of OCI, net of taxes for the years ended December 31, 2019, 2018 and 2017, net of tax, follow:

	Years Ended December 31,
	2019	2018	2017
	(in millions)
Change in net unrealized gains (losses) on investments:
Net unrealized gains (losses) arising during the year(3)	$3,052	$(1,663)	$741
(Gains) losses reclassified to Net income (loss) during the year(1)	(160)	(4)	8

Net unrealized gains (losses) on investments	2,892	(1,667)	749
Adjustments for policyholders’ liabilities, DAC, insurance liability loss recognition and other	(811)	437	(165)

Change in unrealized gains (losses), net of adjustments (net of deferred income tax expense (benefit) of $547, $(310), and $244)	2,081	(1,230)	584

Change in defined benefit plans:
Reclassification to Net income (loss) of amortization of net prior service credit included in net periodic cost(2)	2	(4)	(5)

Change in defined benefit plans (net of deferred income tax expense (benefit) of $0, $0, and $(2))	2	(4)	(5)

Total other comprehensive income (loss), net of income taxes from continuing operations	2,083	(1,234)	579
Other comprehensive income (loss) from discontinued operations, net of income taxes(3)	—	—	23

Other comprehensive income (loss) attributable to Equitable Life	$2,083	$(1,234)	$602

(1)

See “Reclassification adjustments” in Note 3. Reclassification amounts presented net of income tax expense (benefit) of $(43) million, $(1) million and $(5) million for the years ended December 31, 2019, 2018 and 2017, respectively.

(2)

These AOCI components are included in the computation of net periodic costs (see “Employee Benefit Plans” in Note 13). Reclassification amounts presented net of income tax expense (benefit) of $0 million, $0 million and $2 million for the years ended December 31, 2019, 2018 and 2017, respectively.

(3)	Includes reclassification related to Discontinued Operations in 2017.

Investment gains and losses reclassified from AOCI to Net income (loss) primarily consist of realized gains (losses) on sales and OTTI of AFS securities and are included in Total investment gains (losses), net on the consolidated statements of income (loss). Amounts reclassified from AOCI to Net income (loss) as related to defined benefit plans primarily consist of amortizations of net (gains) losses and net prior service cost (credit) recognized as a component of net periodic cost and reported in Compensation and benefits in the consolidated statements of income (loss). Amounts presented in the table above are net of tax.

17)	COMMITMENTS AND CONTINGENT LIABILITIES

Litigation

Litigation, regulatory and other loss contingencies arise in the ordinary course of the Company’s activities as a diversified financial services firm. The Company is a defendant in a number of litigation matters arising from the conduct of its business. In some of these matters, claimants seek to recover very large or indeterminate amounts, including compensatory, punitive, treble and exemplary damages. Modern pleading practice permits considerable variation in the assertion of monetary damages and other relief. Claimants are not always required to specify the monetary damages they seek, or they may be required only to state an amount sufficient to meet a court’s jurisdictional requirements. Moreover, some jurisdictions allow claimants to allege monetary damages that far exceed any reasonably possible verdict. The variability in pleading requirements and past experience demonstrates that the monetary and other relief that may be requested in a lawsuit or claim often bears little relevance to the merits or potential value of a claim. Litigation against the Company includes a variety of claims including, among other things, insurers’ sales practices, alleged agent misconduct, alleged failure to properly supervise agents, contract administration, product design, features and accompanying disclosure, cost of insurance increases, payments of death benefits and the reporting and escheatment of unclaimed property, alleged breach of fiduciary duties, alleged mismanagement of client funds and other matters.

As with other financial services companies, the Company periodically receives informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the Company or the financial services industry. It is the practice of the Company to cooperate fully in these matters.

The outcome of a litigation or regulatory matter is difficult to predict, and the amount or range of potential losses associated with these or other loss contingencies requires significant management judgment. It is not possible to predict the ultimate outcome or to provide reasonably possible losses or ranges of losses for all pending regulatory matters, litigation and other loss contingencies. While it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company’s financial position, based on information currently known, management believes that neither the outcome of pending litigation and regulatory matters, nor potential liabilities associated with other loss contingencies, are likely to have such an effect. However, given the large and indeterminate amounts sought in certain litigation and the inherent unpredictability of all such matters, it is possible that an adverse outcome in certain of the Company’s litigation or regulatory matters, or liabilities arising from other loss contingencies, could, from time to time, have a material adverse effect upon the Company’s results of operations or cash flows in a particular quarterly or annual period.

For some matters, the Company is able to estimate a possible range of loss. For such matters in which a loss is probable, an accrual has been made. For matters where the Company, however, believes a loss is reasonably possible, but not probable, no accrual is required. For matters for which an accrual has been made, but there remains a reasonably possible range of loss in excess of the amounts accrued or for matters where no accrual is required, the Company develops an estimate of the unaccrued amounts of the reasonably possible range of losses. As of December 31, 2019, the Company estimates the aggregate range of reasonably possible losses, in excess of any amounts accrued for these matters as of such date to be up to approximately $100 million.

For other matters, the Company is currently not able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from plaintiffs and other parties, investigation of factual allegations, rulings by a court on motions or appeals, analysis by experts and the progress of settlement discussions. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation and regulatory contingencies and updates the Company’s accruals, disclosures and reasonably possible losses or ranges of loss based on such reviews.

In August 2015, a lawsuit was filed in Connecticut Superior Court, Judicial Division of New Haven entitled Richard T. O’Donnell, on behalf of himself and all others similarly situated v. AXA Equitable Life Insurance Company. This lawsuit is a putative class action on behalf of all persons who purchased variable annuities from Equitable Life, which were subsequently subjected to the volatility management strategy and who suffered injury as a result thereof. Plaintiff asserts a claim for breach of contract alleging that Equitable Life implemented the volatility management strategy in violation of applicable law. Plaintiff seeks an award of damages individually and on a class-wide basis, and costs and disbursements, including attorneys’ fees, expert witness fees and other costs. In November 2015, the Connecticut Federal District Court transferred this action to the United States District Court for the Southern District of New York. In March 2017, the Southern District of New York granted Equitable Life’s motion to dismiss the complaint. In April 2017, the plaintiff filed a notice of appeal. In April 2018, the United States Court of Appeals for the Second Circuit reversed the trial court’s decision with instructions to remand the case to Connecticut state court. In September 2018, the Second Circuit issued its mandate, following Equitable Life’s notification to the court that it would not file a petition for writ of certiorari. The case was transferred in December 2018 and is pending in Connecticut Superior Court, Judicial District of Stamford. We are vigorously defending this matter.

In February 2016, a lawsuit was filed in the United States District Court for the Southern District of New York entitled Brach Family Foundation, Inc. v. AXA Equitable Life Insurance Company. This lawsuit is a putative class action brought on behalf of all owners of universal life (“UL”) policies subject to Equitable Life’s COI rate increase. In early 2016, Equitable Life raised COI rates for certain UL policies issued between 2004 and 2007, which had both issue ages 70 and above and a current face value amount of $1 million and above. A second putative class action was filed in Arizona in 2017 and consolidated with the Brach matter. The current consolidated amended class action complaint alleges the following claims: breach of contract; misrepresentations by Equitable Life in violation of Section 4226 of the New York Insurance Law; violations of New York General Business Law Section 349; and violations of the California Unfair Competition Law, and the California Elder Abuse Statute. Plaintiffs seek; (a) compensatory damages, costs, and, pre- and post-judgment interest; (b) with respect to their claim concerning Section 4226, a penalty in the amount of premiums paid by the plaintiffs and the putative class; and (c) injunctive relief and attorneys’ fees in connection with their statutory claims. Five other federal actions challenging the COI rate increase are also pending against Equitable Life and have been coordinated with the Brach action for the purposes of pre-trial activities. They contain allegations similar to those in the Brach action as well as additional allegations for violations of various states’ consumer protection statutes and common law fraud. Three actions are also pending against Equitable Life in New York state court. Equitable Life is vigorously defending each of these matters.

Obligations under Funding Agreements

As a member of the FHLBNY, Equitable Life has access to collateralized borrowings. It also may issue funding agreements to the FHLBNY. Both the collateralized borrowings and funding agreements would require Equitable Life to pledge qualified mortgage-backed assets and/or government securities as collateral. Equitable Life issues short-term funding agreements to the FHLBNY and uses the funds for asset, liability, and cash management purposes. Equitable Life issues long-term funding agreements to the FHLBNY and uses the funds for spread lending purposes.

Entering into FHLBNY membership, borrowings and funding agreements requires the ownership of FHLBNY stock and the pledge of assets as collateral. Equitable Life has purchased FHLBNY stock of $322 million and pledged collateral with a carrying value of $9.8 billion as of December 31, 2019.

Funding agreements are reported in Policyholders’ account balances in the consolidated balance sheets. For other instruments used for asset/liability and cash management purposes, see “Derivative and offsetting assets and liabilities” included in Note 4. The table below summarizes the Company’s activity of funding agreements with the FHLBNY.

Change in FHLBNY Funding Agreements during the Years Ended December 31, 2019 and 2018

	Outstanding Balance at December 31, 2018	Issued During the Period	Repaid During the Period	Long-term Agreements Maturing Within One Year	Outstanding Balance at December 31, 2019
	(in millions)
Short-term funding agreements:
Due in one year or less	$1,640	$29,330	$26,420	$58	$4,608
Long-term funding agreements:
Due in years two through five	1,569	—	—	77	1,646
Due in more than five years	781	—	—	(135)	646

Total long-term funding agreements	2,350	—	—	(58)	2,292

Total funding agreements(1)	$3,990	$29,330	$26,420	$—	$6,900

	Outstanding Balance at December 31, 2017	Issued During the Period	Repaid During the Period	Long-term Agreements Maturing Within One Year	Outstanding Balance at December 31, 2018
	(in millions)
Short-term funding agreements:
Due in one year or less	$500	7,980	$6,990	$150	$1,640
Long-term funding agreements:
Due in years two through five	1,621	—	—	(52)	1,569
Due in more than five years	879	—	—	(98)	781

Total long-term funding agreements	2,500	—	—	(150)	2,350

Total funding agreements(1)	$3,000	$7,980	$6,990	$—	$3,990

(1)

The $9 million, $11 million and $14 million difference between the funding agreements carrying value shown in fair value table for 2019, 2018 and 2017, respectively, reflects the remaining amortization of a hedge implemented and closed, which locked in the funding agreements’ borrowing rates.

Guarantees and Other Commitments

The Company provides certain guarantees or commitments to affiliates and others. At December 31, 2019, these arrangements include commitments by the Company to provide equity financing of $1 billion (including $225 million with affiliates ) to certain limited partnerships and real estate joint ventures under certain conditions. Management believes the Company will not incur material losses as a result of these commitments.

The Company is the obligor under certain structured settlement agreements it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, the Company owns single premium annuities issued by previously wholly-owned life insurance subsidiaries. The Company has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly-owned subsidiaries be unable to meet their obligations. Management believes the need for the Company to satisfy those obligations is remote.

The Company had $17 million of undrawn letters of credit related to reinsurance at December 31, 2019. The Company had $260 million of commitments under existing mortgage loan agreements at December 31, 2019.

Pursuant to certain assumption agreements (the “Assumption Agreements”), AXA Financial legally assumed primary liability from Equitable Life for all current and future liabilities of Equitable Life under certain employee benefit plans that provide participants with medical, life insurance and deferred compensation benefits as well as under the AXA Equitable Retirement plan, a frozen qualified pension plan. Equitable Life remains secondarily liable for its obligations under these plans and would recognize such liabilities in the event AXA Financial does not perform under the terms of the Assumption

Agreements. On October 1, 2018, AXA Financial merged with and into its direct parent, Holdings, with Holdings continuing as the surviving entity. See Note 1 for further information.

18)	INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

For 2019, 2018 and 2017, respectively, Equitable Life’s statutory net income (loss) totaled $3.9 billion, $3.1 billion and $748 million. Statutory surplus, Capital stock and Asset Valuation Reserve (“AVR”) totaled $8.7 billion and $7.9 billion at December 31, 2019 and 2018, respectively. At December 31, 2019, Equitable Life, in accordance with various government and state regulations, had $58 million of securities on deposit with such government or state agencies.

In 2019, Equitable Life paid to its direct parent which subsequently distributed such amount to Holdings an ordinary shareholder dividend of $1.0 billion. In 2018, Equitable Life paid to its direct parent which subsequently distributed such amount to Holdings an ordinary shareholder dividend of $1.1 billion. Also, in 2018, Equitable Life transferred its interests in ABLP, AB Holding and the General Partner to Alpha Units Holdings, Inc., a newly formed subsidiary, and distributed the shares of that subsidiary to its direct parent which subsequently distributed such shares to Holdings (the “AB Ownership Transfer”). The AB Ownership transfer was considered an extraordinary dividend of $1.7 billion representing the equity value of Alpha Units Holdings, Inc. In connection with the AB Ownership Transfer, Equitable Life paid an extraordinary cash dividend of $572 million and issued a surplus note to Holdings in the same amount. Equitable Life repaid the outstanding principal balance of the surplus note in March 2019.

Dividend Restrictions

As a domestic insurance subsidiary regulated by the insurance laws of New York State, Equitable Life is subject to restrictions as to the amounts the Company may pay as dividends and amounts the Company may repay of surplus notes to Holdings.

New York State insurance law provides that a stock life insurer may not, without prior approval of the New York State Department of Financial Services (“NYDFS”), pay a dividend to its stockholders exceeding an amount calculated under one of two standards (the “Standards”). The first standard allows payment of an ordinary dividend out of the insurer’s earned surplus (as reported on the insurer’s most recent annual statement) up to a limit calculated pursuant to a statutory formula, provided that the NYDFS is given notice and opportunity to disapprove the dividend if certain qualitative tests are not met (the “Earned Surplus Standard”). The second standard allows payment of an ordinary dividend up to a limit calculated pursuant to a different statutory formula without regard to the insurer’s earned surplus. Dividends exceeding these prescribed limits require the insurer to file a notice of its intent to declare the dividends with the NYDFS and prior approval or non-disapproval from the NYDFS.

In applying the Standards, Equitable Life could pay ordinary dividends up to approximately $2.4 billion during 2020.

Intercompany Reinsurance

The company receives statutory reserve credits for reinsurance treaties with EQ AZ Life Re to the extent EQ AZ Life Re holds assets in an irrevocable trust (the “EQ AZ Life Re Trust”). As of December 31, 2019, EQ AZ Life Re holds $1.2 billion of assets in the EQ AZ Life Re Trust and letters of credit of $2.1 billion that are guaranteed by Holdings. Under the reinsurance transactions, EQ AZ Life Re is permitted to transfer assets from the EQ AZ Life Re Trust under certain circumstances. The level of statutory reserves held by EQ AZ Life Re fluctuate based on market movements, mortality experience and policyholder behavior. Increasing reserve requirements may necessitate that additional assets be placed in trust and/or additional letters of credit be secured, which could adversely impact EQ AZ Life Re’s liquidity.

Prescribed and Permitted Accounting Practices

At December 31, 2019 and for the year then ended, there were no differences in net income (loss) and capital and surplus resulting from practices prescribed and permitted by NYDFS and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2019.

The Company cedes a portion of their statutory reserves to EQ AZ Life Re, a captive reinsurer, as part of the Company’s capital management strategy. EQ AZ Life Re prepares financial statements in a special purpose framework for statutory reporting.

Differences between Statutory Accounting Principles and U.S. GAAP

Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from U.S. GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles (“SAP”) and total equity under U.S. GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders’ account balances under SAP differ from U.S. GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under U.S. GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, Federal income taxes are provided on the basis of amounts currently payable with limited recognition of deferred tax assets while under U.S. GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and U.S. GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) reporting the surplus notes as a component of surplus in SAP but as a liability in U.S. GAAP; (g) computer software development costs are capitalized under U.S. GAAP but expensed under SAP; (h) certain assets, primarily prepaid assets, are not admissible under SAP but are admissible under U.S. GAAP; and (i) cost of reinsurance which is recognized as expense under SAP and amortized over the life of the underlying reinsured policies under U.S. GAAP.

19)	DISCONTINUED OPERATIONS

Distribution of AllianceBernstein to Holdings

Effective December 31, 2018, the Company and its subsidiaries transferred all economic interests in the business of AB to a newly created entity, Alpha Unit Holdings, LLC (“Alpha”). The Company distributed all equity interests in Alpha to AXA Equitable Financial Services, LLC, a wholly-owned subsidiary of Holdings. The AB transfer and subsequent distribution of Alpha equity interests (“the AB Business Transfer”) removed the authority to control the business of AB and as such AB’s operations are now reflected as a discontinued operation in the Company’s consolidated financial statements in all periods presented. Prior to the fourth quarter of 2018, the Company reported the operations of AB as its Investment Management and Research segment.

In connection with the transfer, the Company paid an extraordinary dividend in cash to Holdings in the amount of $572 million. The Company also issued a one-year senior surplus note to Holdings for $572 million that was repaid on March 5, 2019. See Note 12 for details of the senior surplus note.

Transactions Prior to Distribution

Intercompany transactions prior to the AB Business Transfer between the Company and AB were eliminated and excluded from the consolidated statements of income (loss) and consolidated balance sheets.

The table below presents AB’s revenues recognized in 2018 and 2017, disaggregated by category:

	Years Ended December 31,
	2018	2017
	(in millions)
Investment management, advisory and service fees:
Base fees	$2,156	$2,025
Performance-based fees	118	95
Research services	439	450
Distribution services	419	412
Other revenues:
Shareholder services	76	75
Other	35	42

Total investment management and service fees	$3,243	$3,099

Transactions Ongoing after Distribution

After the AB Business Transfer, services provided by AB will consist primarily of an investment management service agreement and will be included in investment expenses and identified as a related party transaction.

Discontinued Operations

The following table presents the amounts related to the Net income (loss) of AB that has been reflected in Discontinued operations:

	Years Ended December 31,
	2018	2017
	(in millions)
REVENUES
Net derivative gains (losses)	$12	$(24)
Net investment income (loss)	24	142
Investment management and service fees	3,243	3,099
Other income	—	—

Total revenues	$3,279	$3,217

BENEFITS AND OTHER DEDUCTIONS
Compensation and benefits	$1,370	$1,307
Commissions and distribution related payments	427	415
Interest expense	8	6
Other operating costs and expenses	727	789

Total benefits and other deductions	2,532	2,517

Income (loss) from discontinued operations, before income taxes	747	700
Income tax (expense) benefit	(69)	(82)

Net income (loss) from discontinued operations, net of taxes	678	618
Less: Net (income) loss attributable to the noncontrolling interest	(564)	(533)

Net income (loss) from discontinued operations, net of taxes and noncontrolling interest	$114	$85

20)	REDEEMABLE NONCONTROLLING INTEREST

The changes in the components of redeemable noncontrolling interests were:

	Years Ended December 31,
	2019	2018	2017
	(in millions)
Balance, beginning of period	$39	$25	$10
Net earnings (loss) attributable to redeemable noncontrolling interests	5	(2)	1
Purchase/change of redeemable noncontrolling interests	(5)	16	14

Balance, end of period	$39	$39	$25

21)	QUARTERLY FINANCIAL INFORMATION (UNAUDITED)

The unaudited quarterly financial information for the years ended December 31, 2019 and 2018 are summarized in the table below:

	Three Months Ended
	March 31	June 30	September 30	December 31
	(in millions)
2019
Total revenues	$690	$2,071	$1,946	$441

Total benefits and other deductions	$1,680	$1,753	$2,383	$1,762

Net income (loss)	$(828)	$265	$(262)	$(1,021)

2018
Total revenues	$1,139	$1,621	$27	$4,164

Total benefits and other deductions	$1,512	$4,278	$763	$1,879

Net income (loss)	$(264)	$(2,084)	$(509)	$1,936

Net Income (Loss) Volatility

With the exception of the GMxB Unwind during the second quarter of 2018 that is further described in Note 12, the fluctuation in the Company’s quarterly Net income (loss) during 2019 and 2018 is not due to any specific events or transactions, but instead is driven primarily by the impact of changes in market conditions on the Company’s liabilities associated with GMxB features embedded in its variable annuity products, partially offset by derivatives the Company has in place to mitigate the movement in those liabilities. As those derivatives do not qualify for hedge accounting treatment, volatility in Net income (loss) result from the changes in fair value of the derivatives being recognized in the period in which they occur, with offsetting changes in the liabilities being partially recognized in the current period. An additional source of Net income (loss) volatility is the impact of the Company’s annual actuarial assumption review. See Note 2, Significant Accounting Policies — Assumption Updates, for further detail of the impact of assumption updates on Net income (loss) in 2019 and 2018.

Discontinued Operations

In addition, as further described in Note 19, as a result of the AB Business Transfer effective as of December 31, 2018, AB’s operations are now reflected as Discontinued operations in the Company’s consolidated financial statements. The financial information for prior periods presented in the consolidated financial statements have been adjusted to reflect AB as Discontinued operations.

22)	SUBSEQUENT EVENTS

None.

AXA EQUITABLE LIFE INSURANCE COMPANY

SCHEDULE I

SUMMARY OF INVESTMENTS — OTHER THAN INVESTMENTS IN RELATED PARTIES

AS OF DECEMBER 31, 2019

	Cost(1)	Fair Value	Carrying Value
	(in millions)
Fixed Maturities:
U.S. government, agencies and authorities	$14,385	$15,231	$14,385
State, municipalities and political subdivisions	584	649	584
Foreign governments	460	490	460
Public utilities	4,618	4,895	4,618
All other corporate bonds	37,729	39,569	37,729
Residential mortgage-backed	161	173	161
Asset-backed	843	844	843
Redeemable preferred stocks	498	511	498

Total fixed maturities	59,278	62,362	59,278
Mortgage loans on real estate(2)	12,090	12,317	12,090
Real estate held for the production of income	27	27	27
Policy loans	3,270	4,199	3,270
Other equity investments	1,149	1,149	1,149
Trading securities	6,376	6,598	6,598
Other invested assets	2,129	2,129	2,129

Total Investments	$84,319	$88,781	$84,541

(1)

Cost for fixed maturities represents original cost, reduced by repayments and write-downs and adjusted for amortization of premiums or accretion of discount; cost for equity securities represents original cost reduced by write-downs; cost for other limited partnership interests represents original cost adjusted for equity in earnings and reduced by distributions.

(2)	Carrying value for mortgage loans on real estate represents original cost adjusted for amortization of premiums or accretion of discount and reduced by valuation allowance.

AXA EQUITABLE LIFE INSURANCE COMPANY

SCHEDULE IV

REINSURANCE(1)

AS OF AND FOR THE YEARS ENDED DECEMBER 31, 2019, 2018 AND 2017

	Gross Amount	Ceded to Other Companies	Assumed from Other Companies	Net Amount	Percentage of Amount Assumed to Net
	(in millions)
2019
Life insurance in-force	$392,420	$66,770	$31,699	$357,349	8.9%

Premiums:
Life insurance and annuities	$825	$99	$185	$911	20.3%
Accident and health	43	27	9	25	36.0%

Total Premiums	$868	$126	$194	$936	20.7%

2018
Life insurance in-force	$390,374	$69,768	$30,322	$350,928	8.6%

Premiums:
Life insurance and annuities	$787	$128	$177	$836	21.2%
Accident and health	49	32	9	26	34.6%

Total Premiums	$836	$160	$186	$862	21.6%

2017
Life insurance in-force	$392,926	$73,843	$30,300	$349,383	8.7%

Premiums:
Life insurance and annuities	$826	$135	$186	$877	21.2%
Accident and health	54	36	9	27	33.3%

Total Premiums	$880	$171	$195	$904	21.6%

(1)	Includes amounts related to the discontinued group life and health business.

PART C

OTHER INFORMATION

Item 24.	Financial Statements and Exhibits.

(a)	The following Financial Statements are included in Part B of the Registration Statement:

The financial statements of AXA Equitable Life Insurance Company Separate Account No. 49 are included in the Statement of Additional Information.

(b)	Exhibits.

The following exhibits correspond to those required by paragraph (b) of item 24 as to exhibits in Form N-4:

1.	Board of Directors Resolutions.

Resolutions of the Board of Directors of The Equitable Life Assurance Society of the United States (“Equitable”) authorizing the establishment of the Registrant, previously filed with this Registration Statement No. 333-05593 on June 7, 1996.

2.	Custodial Agreements. Not Applicable.

3.	Underwriting Contracts.

(a)

Distribution Agreement, dated as of January 1, 1998 by and between The Equitable Life Assurance Society of the United States for itself and as depositor on behalf of the Equitable Life separate accounts and Equitable Distributors, Inc., incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-64749) filed on August 5, 2011.

(a)(i)

First Amendment dated as of January 1,  2001 to the Distribution Agreement dated as of January  1, 1998 between The Equitable Life Assurance Society of the United States for itself and as depositor on behalf of the Equitable Life separate accounts and Equitable Distributors, Inc., incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-127445) filed on August 11, 2005.

(a)(ii)

Second Amendment dated as of January 1, 2012 to the Distribution Agreement dated as of January 1, 1998 between AXA Equitable Life Insurance Company and AXA Distributors, LLC, previously filed with this Registration Statement (File No. 333-05593) on April 24, 2012.

(a)(iii)

Third Amendment dated as of November 1, 2014 to the Distribution Agreement dated as of January 1, 1998 between AXA Equitable Life Insurance Company and AXA Distributors, LLC, incorporated herein by reference to the Registration Statement (File No. 2-30070) filed on April 19, 2016.

(a)(iv)

Fourth Amendment dated as of August 1, 2015 to the Distribution Agreement dated as of January 1, 1998 between AXA Equitable Life Insurance Company and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 16, 2019.

(b)

Agreement for services by The Equitable Life Assurance Society of the United States to AXA Network, LLC and its subsidiaries dated January 1, 2000 previously filed with this Registration Statement (File No. 333-05593) on April 25, 2001.

(c)

Transition Agreement for services by AXA Network, LLC and its subsidiaries to The Equitable Life Assurance Society of the United States dated January 1, 2000, previously filed with this Registration Statement, (File No. 333-05593), on April 25, 2001.

(d)

General Agent Sales Agreement dated January  1, 2000, between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, previously filed with Registration Statement (File No. 2-30070) on April  19, 2004, and incorporated herein by reference.

(d)(i)

First Amendment dated as of January 1, 2003 to General Agent Sales Agreement dated January 1, 2000, between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, previously filed with this Registration Statement (File No. 333-05593) on April 24, 2012.

(d)(ii)

Second Amendment dated as of January 1, 2004 to General Agent Sales Agreement dated January 1, 2000, between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, previously filed with this Registration Statement (File No. 333-05593) on April 24, 2012.

(d)(iii)

Third Amendment dated as of July 19, 2004 to General Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

(d)(iv)

Fourth Amendment dated as of November 1, 2004 to General Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

(d)(v)

Fifth Amendment dated as of November  1, 2006, to General Agent Sales Agreement dated as of January  1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, previously filed with this Registration Statement (File No. 333-05593) on April 24, 2012.

(d)(vi)

Sixth Amendment dated as of February  15, 2008, to General Agent Sales Agreement dated as of January  1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, previously filed with this Registration Statement (File No. 333-05593) on April 24, 2012.

(d)(vii)

Seventh Amendment dated as of February  15, 2008, to General Agent Sales Agreement dated as of January  1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to Exhibit 3(r), filed on April 20, 2009.

(d)(viii)

Eighth Amendment dated as of November  1, 2008, to General Agent Sales Agreement dated as of January  1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to Exhibit 3(s), filed on April 20, 2009.

(d)(ix)

Ninth Amendment dated as of November 1, 2011 to General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, previously filed with this Registration Statement (File No. 333-05593) on April 24, 2012.

(d)(x)

Tenth Amendment dated as of November 1, 2013, to General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on October 16, 2014.

(d)(xi)

Eleventh Amendment dated as of November 1, 2013, to General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on October 16, 2014.

(d)(xii)

Twelfth Amendment dated as of November 1, 2013, to General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on October 16, 2014.

(d)(xiii)

Thirteenth Amendment dated as of October 1, 2014 to General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-202147), filed on September 9, 2015.

(d)(xiv)

Fourteenth Amendment dated as of August 1, 2015 to General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to this Registration Statement on Form N-4 (File No. 2-30070), filed on April 19, 2016.

(d)(xv)

Sixteenth Amendment dated May 1, 2016 to the General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company, (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

(d)(xvi)

Seventeenth Amendment to General Agent Sales Agreement, dated as of August 1, 2016, by and between AXA Equitable Life Insurance Company, formerly known as The Equitable Life Assurance Society of the United States, (“AXA Equitable”), and AXA NETWORK, LLC, (“General Agent”) “) incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 17, 2018.

(d)(xvii)

Eighteenth Amendment to General Agent Sales Agreement, dated as of March 1, 2017, by and between AXA Equitable Life Insurance Company, formerly known as The Equitable Life Assurance Society of the United States, (“AXA Equitable”), and AXA NETWORK, LLC (“General Agent”) incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 17, 2018.

(e)

Form of Brokerage General Agent Sales Agreement with Schedule and Amendment to Brokerage General Agent Sales Agreement among [Brokerage General Agent] and AXA Distributors, LLC, AXA Distributors Insurance Agency, LLC, AXA Distributors Insurance Agency of Alabama, LLC, and AXA Distributors Insurance Agency of Massachusetts, LLC, previously filed with this Registration Statement, File No. 333-05593, on April 20, 2005.

(f)

Form of Wholesale Broker-Dealer Supervisory and Sales Agreement among [Broker-Dealer] and AXA Distributors, LLC, previously filed with this Registration Statement, File No. 333-05593, on April 20, 2005.

(g)

Broker-Dealer and General Agent Sales Agreement dated as of March 15, 2016 between AXA Distributors, LLC, AXA Advisors, LLC and AXA Network, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 16, 2019.

4.	Contracts. (Including Riders and Endorsements)

(a)	Form of group annuity contract no. 1050-94IC, incorporated herein by reference to Exhibit 4(a) to the Registration Statement on Form N-4 (File No. 33-83750), filed February 27, 1998.

(b)	Forms of group annuity certificate nos. 94ICA and 94ICB, incorporated herein by reference to Exhibit 4(b) to the Registration Statement on Form N-4 (File No. 33-83750), filed February 27, 1998.

(c)	Forms of data pages no. 94ICA/BIM (IRA) and (NQ), incorporated herein by reference to Exhibit 4(d) to the Registration Statement on Form N-4 (File No. 33-83750), filed February 27, 1998.

(d)

Forms of data pages for Rollover IRA, IRA Assured Payment Option, IRA Assured Payment Option Plus, Accumulator, Assured Growth Plan, Assured Growth Plan (Flexible Income Program), Assured Payment Plan (Period Certain) and Assured Payment Plan (Life with a Period Certain), incorporated herein by reference to Exhibit 4(f) to the Registration Statement on Form N-4 (File No. 33-83750), filed August 31, 1995.

(e)

Forms of data pages for Rollover IRA, IRA Assured Payment Option Plus and Accumulator, incorporated herein by reference to Exhibit 4(g) to the Registration Statement on Form N-4 (File No. 33-83750), filed April 23, 1996.

(f)	Forms of data pages for the Rollover IRA, previously filed with this Registration Statement No. 333-05593 on June 7, 1996.

(g)	Forms of data pages for Accumulator and Rollover IRA, previously filed with this Registration Statement No. 333-05593 on October 9, 1996.

(h)	Forms of data pages for Accumulator-IRA and Accumulator-NQ, previously filed with this Registration Statement No. 333-05593 on April 30, 1997.

(i)	Forms of data pages for Accumulator-IRA and Accumulator-NQ, previously filed with this Registration Statement No. 333-05593 on December 31, 1997.

(j)	Form of endorsement No. 98ENJONQI to Contract Form No. 1050-94IC and the Certificates under the Contract, previously filed with this Registration Statement No. 333-05593 on December 31, 1997.

(k)	Form of endorsement No. 98Roth to Contract Form No. 1050-94IC and the Certificates under the Contract, previously filed with this Registration Statement No. 333-05593 on December 31, 1997.

(l)

Form of endorsement no. 95ENLCAI to contract no. 1050-94IC and data pages no. 94ICA/BLCA, incorporated herein by reference to Exhibit 4(e) to the Registration Statement on Form N-4 (File No. 33-83750), filed February 27, 1998.

(m)

Forms of endorsement nos. 94ENIRAI, 94ENNQI and 94ENMVAI to contract no. 1050-94IC and data pages nos. 94ICA/BIM and 94ICA/BMVA, incorporated herein by reference to Exhibit 4(c) to the Registration Statement on Form N-4 (File No. 33-83750), filed February 27, 1998.

(n)

Form of Guaranteed Minimum Income Benefit Endorsement to Contract Form No. 10-50-94IC and the Certificates under the Contract, incorporated herein by reference to Exhibit 4(h) to the Registration Statement on Form N-4 (File No. 33-83750), filed April 23, 1996.

(o)	Forms of data pages for the Accumulator, previously filed with this Registration Statement No. 333-05593 on June 7, 1996.

(p)	Form of Custodial Owned Roth IRA endorsement no. 98COROTH to Contract No. 1050-94IC, previously filed with this Registration Statement No. 333-05593 on May 1, 1998.

(q)

Form of Defined Benefit endorsement no. 98ENDBQPI to Contract No. 1050-94IC, incorporated herein by reference to Exhibit 4 (j) to the Registration Statement on Form N-4 (File No. 333-31131), filed May 1, 1998.

(r)	Form of Guaranteed Interest Account endorsement no. 98ENGIAII, and data pages 94ICA/B, previously filed with this Registration Statement No. 333-05593 on May 1, 1998.

(s)	Form of data pages for Equitable Accumulator TSA, previously filed with this Registration Statement, File No. 333-05593 on May 22, 1998.

(t)	Form of Endorsement Applicable to TSA Certificates, previously filed with this Registration Statement, File No. 333-05593 on May 22, 1998.

(u)	Form of data pages for Equitable Accumulator (IRA, NQ, QP and TSA), previously filed with this Registration Statement, File No. 333-05593 on November 30, 1998.

(v)	Form of data pages (as revised), for Equitable Accumulator (IRA, NQ, QP and TSA), previously filed with this Registration Statement No. 333-05593 on December 28, 1998.

(w)	Form of Endorsement No. 98 ENIRAI to Contract No. 1050-94IC and the Certificate under the Contract, previously filed with this Registration Statement No. 333-05593 on December 28, 1998.

(x)	Forms of data pages for Equitable Accumulator Flexible Premium IRA and Flexible Premium Roth IRA, previously filed with this Registration Statement, File No. 333-05593 on April 30, 1999.

(y)	Form of data pages for Equitable Accumulator Contracts (NQ, QP and TSA), previously filed with this Registration Statement, File No. 333-05593 on April 30, 1999.

(z)	Form of data pages for the new version of Equitable Accumulator previously filed with this Registration Statement, File No. 333-05593 on Form N-4 on November 23, 1999.

(a)(a)	Form of Endorsement (Form No. 2000 ENIRAI-IM) to be used with IRA certificates, previously filed with this Registration Statement No. 333-05593 on Form N-4 on April 26, 2000.

(b)(b)	Form of Endorsement applicable to Roth IRA Contracts Form No. IM-ROTHBCO-1 previously filed with this Registration Statement File No. 333-05593 on April 25, 2001.

(c)(c)	Revised Form of Endorsement applicable to IRA Certificates, Form No. 2000ENIRAI-IM previously filed with this Registration Statement File No. 333-05593 on April 25, 2001.

(d)(d)	Form of Endorsement applicable to Non-Qualified Certificates, Form No. 99ENNQ-G previously filed with this Registration Statement File No. 33-05593 on April 25, 2001.

(e)(e)	Form of Optional Death Benefit Rider, Form No. 2000 PPDB previously filed with this Registration Statement File No. 333-05593 on April 25, 2001.

(f)(f)

Revised Form of Data Pages for Equitable Accumulator (Rollover IRA, Roth Conversion, NQ, QP-Defined Contribution, QP-Defined Benefit, TSA) previously filed with this Registration Statement File No. 333-05593 on April 25, 2001.

(g)(g)	Form of Amendment to Certificate Form No. 941CB, Form No. 2000 BENE-G previously filed with this Registration Statement File No. 333-05593 on April 25, 2001.

(h)(h)	Form of Endorsement (No. 2001 ENJONQ) applicable to Non-Qualified Certificates previously filed with this Registration Statement File No. 333-05593 on April 25, 2001.

(i)(i)	Form of Data Pages for Accumulator, Form No. 94ICA/B, previously filed with this Registration Statement File No. 333-05593 on December 20, 2001.

(j)(j)	Form of Data Pages, Form No. 94ICA/B, previously filed with this Registration Statement File No. 333-05593 on December 20, 2001.

(k)(k)	Form of Endorsement applicable to Fixed Maturity Options, Form No. 2002FMO, previously filed with this Registration Statement File No. 333-05593 on December 20, 2001.

(l)(l)	Form of Optional Death Benefit Rider, Form No. 2002PPDB, previously filed with this Registration Statement File No. 333-05593 on December 20, 2001.

(m)(m)	Form of Guaranteed Minimum Income Benefit Rider, Form No. 2002GMIB, previously filed with this Registration Statement File No. 333-05593 on December 20, 2001.

(n)(n)	Form of Guaranteed Minimum Death Benefit Rider, Form No. 2002GMDB-6% or AR, previously filed with this Registration Statement File No. 333-05593 on December 20, 2001.

(o)(o)	Form of Guaranteed Minimum Death Benefit Rider, Form No. 2002GMDB-6% Rollup, previously filed with this Registration Statement File No. 333-05593 on December 20, 2001.

(p)(p)	Form of Guaranteed Death Benefit Rider, Form No. 2002GMDB-AR, previously filed with this Registration Statement File No. 333-05593 on December 20, 2001.

(q)(q)	Form of Data Page for Accumulator, Form No. 2002DPCore previously filed with this Registration Statement, (File No. 333-05593) on March 8, 2002.

(r)(r)	Form of Data Pages, Form No. 2002DP incorporated herein by reference to Exhibit 4(j)(j) to the Registration Statement (File No. 333-31131), filed March 8, 2002.

(s)(s)	Form of Endorsement for Accumulator Form No. 2002EGTRRA incorporated herein by reference to Exhibit 4(k)(k) to the Registration Statement (File No. 333-31131), filed March 8, 2002.

(t)(t)	Form of Endorsement applicable to guaranteed interest special dollar cost averaging Form No. 2002SDCA previously filed with this Registration Statement, (File No. 333-05593) on March 8, 2002.

(u)(u)	Form of Endorsement applicable to fixed maturity options, Form No. 2002FMO incorporated herein by reference to Exhibit 4(m)(m) to the Registration Statement (File No. 333-31131), filed March 8, 2002.

(v)(v)	Form of Protection Plus Optional Death Benefit Rider, Form. No. 2002PPDB incorporated herein by reference to Exhibit 4(n)(n) to the Registration Statement (File No. 333-31131), filed March 8, 2002.

(w)(w)	Form of Guaranteed Minimum Death Benefit Rider, Form No. 2002GMDB-6% or AR incorporated herein by reference to Exhibit 4(o)(o) to the Registration Statement (File No. 333-31131), filed March 8, 2002.

(x)(x)

Form of Guaranteed Minimum Death Benefit Rider, Form No. 2002GMDB-6% Rollup, incorporated herein by reference to Exhibit 4(p)(p) to the Registration Statement (File No. 333-31131), filed March 8, 2002.

(y)(y)	Form of Guaranteed Minimum Death Benefit Rider, Form No. 2002GMDB-AR, incorporated herein by reference to Exhibit 4(q)(q) to the Registration Statement (File No. 333-31131), filed March 8, 2002.

(z)(z)

Form of Guaranteed Minimum Death Benefit Rider, Form No. 2002GMDB-6% Rollup, incorporated herein by reference to Exhibit 4(r)(r) to the Registration Statement (File No. 333-31131), filed March 8, 2002.

(a)(b)	Form of Guaranteed Minimum Death Benefit Rider, Form No. 2002GMIB, incorporated herein by reference to Exhibit 4(s)(s) to the Registration Statement (File No. 333-31131), filed March 8, 2002.

(a)(c)

Form of Endorsement (No. 2002 NQBCO) applicable to non-qualified contract/certificates with beneficiary continuation option. Filed with this Registration Statement File No. 333-05593 on April 23, 2003.

(a)(d)	Form of Guaranteed Minimum Death Benefit Rider (No. 2002 GMDB-6% Rollup), annual ratchet to age 85. Filed with this Registration Statement File No. 333-05593 on April 23, 2003.

(a)(e)	Form of Guaranteed Minimum Death Benefit Rider (No. 2002 GMDB-6% Rollup), [6%] Rollup to age 85. Filed with this Registration File No. 333-05593 on April 23, 2003.

(a)(f)

Form of Guaranteed Minimum Death Benefit Rider (No. 2002 GMDB-6% or AR) greater of [6%] Rollup to Age [85] GMDB or Annual Ratchet to age [85] GMDB. Filed with this Registration Statement File No. 333-05593 on April 23, 2003.

(a)(g)	Form of Guaranteed Minimum Income Benefit Rider (also known as the Living Benefit) (No. 2002 GMIB). Filed with this Registration Statement File No. 333-05593 on April 23, 2003.

(a)(h)	Form of Protection Plus Optional Death Benefit Rider (No. 2002 PPDB). Filed with this Registration Statement File No. 333-05593 on April 23, 2003.

(a)(i)

Form of Guaranteed Minimum Death Benefit (“GMDB”) Rider (No. 2003 GMDB-RUorAR) Greater of [5%] Rollup to age [85] GMDB or Annual Ratchet to Age [85] GMDB. Filed with this Registration Statement File No. 333-05593 on May 8, 2003.

(a)(j)	Form of Guaranteed Minimum Death Benefit (“GMDB”) Rider (No. 2003 GMDB-AR) Annual Ratchet to Age [85]. Filed with this Registration Statement File No. 333-05593 on May 8, 2003.

(a)(k)	Form of Guaranteed Minimum Income Benefit (“GMIB”) Rider (No. 2003 GMIB) (also known as the Living Benefit). Filed with this Registration Statement File No. 333-05593 on May 8, 2003.

(a)(l)	Form of Protection Plus Optional Death Benefit Rider (No. 2003PPDB). Filed with this Registration Statement File No. 333-05593 on May 8, 2003.

(a)(m)	Form of Enhanced Guaranteed Principal Benefit (“Enhanced GPB”) Rider (No. 2003 GPB). Filed with this Registration Statement File No. 333-05593 on May 8, 2003.

(a)(n)	Form of Spousal Protection Rider applicable to [Non-Qualified] [Certificate/Contract]s (No. 2003 SPPRO). Filed with this Registration Statement File No. 333-05593 on May 8, 2003.

(a)(o)	Form of Data Pages (No. 2003 DPTOBCO). Filed with this Registration Statement File No. 333-05593 on May 8, 2003.

(a)(p)	Form of Data Pages (No. 2003DP). Filed with this Registration Statement File No. 333-05593 on May 8, 2003.

(a)(q)	Form of Data Pages (No. 2003 DPCORE). Filed with this Registration Statement File No. 333-05593 on May 8, 2003.

(a)(r)	Form of Guaranteed Withdrawal Benefit (“GWB”) Rider (No. 2004 GWB-A). Filed with this Registration Statement File No. 333-05593 on May 3, 2004.

(a)(s)	Form of Guaranteed Withdrawal Benefit (“GWB”) Rider (No. 2004 GWB-B). Filed with this Registration Statement File No. 333-05593 on May 3, 2004.

(a)(t)	Form of Data Pages (2004DPGWB). Filed with this Registration Statement File No. 333-05593 on May 3, 2004.

(a)(u)	Form of Guaranteed Withdrawal Benefit (“GWB”) Rider [also known as “Principal Protector”] (2004GWB-A (rev 2/05)). Filed with this Registration Statement File No. 333-05593 on April 20, 2005.

(a)(v)	Form of Guaranteed Withdrawal Benefit (“GWB”) Rider [also known as “Principal Protector”] (2004GWB-B (rev 2/05)). Filed with this Registration Statement File No. 333-05593 on April 20, 2005.

(a)(w)	Form of Guaranteed Withdrawal Benefit (“GWB”) Rider [also known as “Principal Protector”] (2004GWB-A1 (rev 2/05)). Filed with this Registration Statement File No. 333-05593 on April 20, 2005.

(a)(x)	Form of Guaranteed Withdrawal Benefit (“GWB”) Rider [also known as “Principal Protector”] (2004GWB-B1 (rev 2/05)). Filed with this Registration Statement File No. 333-05593 on April 20, 2005.

(a)(y)	Form of Change of Ownership Endorsement (2004COO). Filed with this Registration Statement File No. 333-05593 on April 20, 2005.

(a)(z)	Form of Endorsement Applicable to TSA Contracts (2004TSA). Filed with this Registration Statement File No. 333-05593 on April 20, 2005.

(a)(a)(a)

Form of Guaranteed Minimum Income Benefit (“GMIB”) Rider (No. 2003 GMIB revised 11/05 NLG) (also known as the Living Benefit). Filed with this Registration Statement File No. 333-05593 on October 14, 2005.

(b)(b)(b)

Form of Guaranteed Minimum Income Benefit (“GMIB”) Rider (No. 2003 GMIB revised 11/05 OPR) (also known as the Living Benefit). Filed with this Registration Statement File No. 333-05593 on October 14, 2005.

(c)(c)(c)

Form of Guaranteed Minimum Death Benefit (“GMDB”) Rider (No. 2003 GMDB revised 11/05 OPR) (Greater of 6% Roll up to Age 85 GMDB or Annual Ratchet to Age 85 GMDB). Filed with this Registration Statement File No. 333-05593 on October 14, 2005.

(d)(d)(d)	Form of flexible premium deferred fixed and variable annuity contract No. 2006BASE-I-B. Filed with the Registration Statement File No. 333-05593 on June 14, 2006.

(e)(e)(e)	Form of flexible premium deferred fixed and variable annuity contract (No. 2006BASE-I-A). Filed with the Registration Statement File No. 333-05593 on June 14, 2006.

(f)(f)(f)	Form of Data Page (No. 2006GWB DP). Filed with the Registration Statement File No. 333-05593 on June 14, 2006.

(g)(g)(g)	Form of Data Page (No. 2006DP). Filed with the Registration Statement File No. 333-05593 on June 14, 2006.

(h)(h)(h)	Form of Data Page (No. 2006DPTOBCO). Filed with the Registration Statement File No. 333-05593 on June 14, 2006.

(i)(i)(i)	Form of Endorsement (No. 2006TSA-GWB). Filed with the Registration Statement File No. 333-05593 on June 14, 2006.

(j)(j)(j)	Form of Endorsement (No. 2006CRT). Filed with the Registration Statement File No. 333-05593 on June 14, 2006.

(k)(k)(k)	Form of Endorsement (No. 2006FMO). Filed with the Registration Statement File No. 333-05593 on June 14, 2006.

(l)(l)(l)	Form of Endorsement (No. 2006IRA-ACC). Filed with this Registration Statement File No. 333-05593 on June 14, 2006.

(m)(m)(m)	Form of Endorsement (No. 2006IRA-GWB). Filed with this Registration Statement File No. 333-05593 on June 14, 2006.

(n)(n)(n)	Form of Endorsement (No. 2006NQ-ACC). Filed with this Registration Statement File No. 333-05593 on June 14, 2006.

(o)(o)(o)	Form of Endorsement (No. 2006NQ-GWB). Filed with this Registration Statement File No. 333-05593 on June 14, 2006.

(p)(p)(p)	Form of Endorsement (No. 2006QP-ACC). Filed with this Registration Statement File No. 333-05593 on June 14, 2006.

(q)(q)(q)	Form of Endorsement (No. 2006QP-GWB). Filed with this Registration Statement File No. 333-05593 on June 14, 2006.

(r)(r)(r)	Form of Endorsement (No. 2006ROTH-ACC). Filed with this Registration Statement File No. 333-05593 on June 14, 2006.

(s)(s)(s)	Form of Endorsement (No. 2006ROTH-GWB). Filed with this Registration Statement File No. 333-05593 on June 14, 2006.

(t)(t)(t)	Form of Endorsement (No. 2006TSA-ACC). Filed with this Registration Statement File No. 333-05593 on June 14, 2006.

(u)(u)(u)	Form of Endorsement (No. 2006INHIRA-ACC). Filed with this Registration Statement File No. 333-05593 on June 14, 2006.

(v)(v)(v)	Form of Endorsement (No. 2006INHROTH-ACC). Filed with this Registration Statement File No. 333-05593 on June 14, 2006.

(w)(w)(w)	Form of Rider (No. 2006GWB). Filed with this Registration Statement File No. 333-05593 on June 14, 2006.

(x)(x)(x)	Form of Rider (No. 2006EEB). Filed with this Registration Statement File No. 333-05593 on June 14, 2006.

(y)(y)(y)	Form of Rider (No. 2006GMAB). Filed with this Registration Statement File No. 333-05593 on June 14, 2006.

(z)(z)(z)	Form of Rider (No. 2006GMDB-AR). Filed with this Registration Statement File No. 333-05593 on June 14, 2006.

(a)(a)(b)	Form of Rider (No. 2006GMDB-GR). Filed with this Registration Statement File No. 333-05593 on June 14, 2006.

(a)(a)(c)	Form of Rider (No. 2006GMDBOPR). Filed with this Registration Statement File No. 333-05593 on June 14, 2006.

(a)(a)(d)	Form of Rider (No. 2006GMIB). Filed with this Registration Statement File No. 333-05593 on June 14, 2006.

(a)(a)(e)	Form of Rider (No. 2006GMIBOPR). Filed with this Registration Statement File No. 333-05593 on June 14, 2006.

(a)(a)(f)	Form of Data Page (No. 2006DPCore). Filed with this Registration Statement File No. 333-05593 on June 14, 2006.

(a)(a)(g)	Form of Data Page for Individual Fixed and Variable Annuity (2007DP). Filed with this Registration Statement File No. 333-05593 on January 30, 2007.

(a)(a)(h)	Form of Data Page for Individual Fixed and Variable Annuity (2007GWBL DP). Filed with this Registration Statement File No. 333-05593 on January 30, 2007.

(a)(a)(i)	Form of Data Page for Individual Fixed and Variable Annuity (2007DPTOBCO). Filed with this Registration Statement File No. 333-05593 on January 30, 2007.

(a)(a)(j)	Form of Contract for Individual Fixed and Variable Annuity (2007DPCore). Filed with this Registration Statement File No. 333-05593 on January 30, 2007.

(a)(a)(k)	Form of Contract for Individual Fixed and Variable Annuity (2007DPSelect). Filed with this Registration Statement File No. 333-05593 on January 30, 2007.

(a)(a)(l)	Form of Contract for Individual Fixed and Variable Annuity (2007DPPlus). Filed with this Registration Statement File No. 333-05593 on January 30, 2007.

(a)(a)(m)	Form of Contract for Individual Fixed and Variable Annuity (2007DPElite). Filed with this Registration Statement File No. 333-05593 on January 30, 2007.

(a)(a)(n)	Form of Rider for Individual Fixed and Variable Annuity (2007GMIB). Filed with this Registration Statement File No. 333-05593 on January 30, 2007.

(a)(a)(o)	Form of Rider for Individual Fixed and Variable Annuity (2007GMIBOPR). Filed with this Registration Statement File No. 333-05593 on January 30, 2007.

(a)(a)(p)	Form of Rider for Individual Fixed and Variable Annuity (2007GMIBOPR-R). Filed with this Registration Statement File No. 333-05593 on January 30, 2007.

(a)(a)(q)	Form of Rider for Individual Fixed and Variable Annuity (2007GMDB-GR-6). Filed with this Registration Statement File No. 333-05593 on January 30, 2007.

(a)(a)(r)	Form of Rider for Individual Fixed and Variable Annuity (2007GMDB-GR-3). Filed with this Registration Statement File No. 333-05593 on January 30, 2007.

(a)(a)(s)	Form of Rider for Individual Fixed and Variable Annuity (2007GMDBOPR). Filed with this Registration Statement File No. 333-05593 on January 30, 2007.

(a)(a)(t)	Form of Rider for Individual Fixed and Variable Annuity (2007GMDB-AR). Filed with this Registration Statement File No. 333-05593 on January 30, 2007.

(a)(a)(u)	Form of Rider for Individual Fixed and Variable Annuity (2006GWB - rev 5-07 NQ). Filed with this Registration Statement File No. 333-05593 on January 30, 2007.

(a)(a)(v)	Form of Endorsement for Individual Fixed and Variable Annuity (2007DB-ACC). Filed with this Registration Statement File No. 333-05593 on January 30, 2007.

(a)(a)(w)	Form of Endorsement for Individual Fixed and Variable Annuity (2007DB-GWB). Filed with this Registration Statement File No. 333-05593 on January 30, 2007.

(a)(a)(x)	Form of Endorsement for Individual Fixed and Variable Annuity (2007NQ-ACC). Filed with this Registration Statement File No. 333-05593 on January 30, 2007.

(a)(a)(y)	Form of Endorsement for Individual Fixed and Variable Annuity (2007NQ-GWB). Filed with this Registration Statement File No. 333-05593 on January 30, 2007.

(a)(a)(z)	Form of Endorsement for Individual Fixed and Variable Annuity (2006IRA-ACC-rev 5-07). Filed with this Registration Statement File No. 333-05593 on January 30, 2007.

(a)(b)(a)	Form of Endorsement for Individual Fixed and Variable Annuity (2006IRA-GWB - rev 5-07). Filed with this Registration Statement File No. 333-05593 on January 30, 2007.

(a)(b)(b)	Form of Endorsement for Individual Fixed and Variable Annuity (2006ROTH-ACC - rev 5-07). Filed with this Registration Statement File No. 333-05593 on January 30, 2007.

(a)(b)(c)	Form of Endorsement for Individual Fixed and Variable Annuity (2006ROTH-GWB - rev 5-07). Filed with this Registration Statement File No. 333-05593 on January 30, 2007.

(a)(b)(d)	Form of Endorsement for Individual Fixed and Variable Annuity (2007MMDCA). Filed with this Registration Statement File No. 333-05593 on January 30, 2007.

(a)(b)(e)	Form of Endorsement for Individual Fixed and Variable Annuity (2007COO). Filed with this Registration Statement File No. 333-05593 on January 30, 2007.

(a)(b)(f)	Form of Endorsement for Individual Fixed and Variable Annuity (2007PREDB). Filed with this Registration Statement File No. 333-05593 on January 30, 2007.

(a)(b)(g)	Form of Guaranteed Withdrawal Benefit ((“GWB”) (rev0208)). Filed with this Registration Statement File No. 333-05593 on October 15, 2007.

(a)(b)(h)	Form of Data Page Rider for Individual Fixed and Variable Annuity (2007GWBL DP (rev 0208)) previously filed with this Registration Statement File No. 333-05593 on April 23, 2008.

(a)(b)(i)

Form of Guaranteed Withdrawal Benefit for Life (“GWBL”) Rider (No. 2008GWBL), incorporated herein by reference to Exhibit 4 (a) (b) (r) to the Registration Statement (File No. 333-64749) on Form N-4 filed on August 20, 2008.

(a)(b)(j)

Form of Memorandum of Variable Material for Rider Form Nos. 2008GWBL and 2008GMIB and Endorsement 2008ADOPT, incorporated herein by reference to Exhibit 4 (a) (b) (s) to the Registration Statement (File No. 333-64749) on Form N-4 filed on August 20, 2008.

(a)(b)(k)	Form of Data Pages (No. 2008DP), incorporated herein by reference to Exhibit 4 (a) (b) (t) to the Registration Statement (File No. 333-64749) on Form N-4 filed on August 20, 2008.

(a)(b)(l)

Form of Endorsement Applicable to the Right to Add an Optional Guaranteed Withdrawal Benefit for Life (“GWBL”) or Guaranteed Minimum Income Benefit (“GMIB”) Rider (No. 2008ADOPT), incorporated herein by reference to Exhibit 4(a) (b) (u) to the Registration Statement (File No. 333-64749) on Form N-4 filed on August 20, 2008.

(a)(b)(m)

Form of Guaranteed Minimum Death Benefit Rider w/ Optional Reset (GMBD) (No. 2008GMDBOPR), incorporated herein by reference to Exhibit 4 (a) (b) (v) to the Registration Statement (File No. 333-64749) on Form N-4 filed on August 20, 2008.

(a)(b)(n)

Form of Guaranteed Minimum Death Benefit Rider (GMDB) (No. 2008 GMDBSA), incorporated herein by reference to Exhibit 4(a) (b) (w) to the Registration Statement (File No. 333-64749) on Form N-4 filed on August 20, 2008.

(a)(b)(o)

Form of Guaranteed Minimum Income Benefit (“GMIB”) Rider with Optional Reset of [6% / 6.5%] Roll Up to Age [85] GMIB Benefit Base and Guaranteed Withdrawal Benefit for Life Conversion Benefit (No. 2008GMIB), incorporated herein by reference to Exhibit 4 (a) (b) (x) to the Registration Statement (File No. 333-64749) on Form N-4 filed on August 20, 2008.

(a)(b)(p)

Form of Endorsement Applicable to Credits Applied to Annuity Account Value (No. 2008TRBNS), incorporated herein by reference to Exhibit 4 (a) (b) (y) to the Registration Statement (File No. 333-64749) on Form N-4 filed on August 20, 2008.

(a)(b)(q)

Form of Endorsement Applicable to the Deferment Provision (No. 2008DEFER), incorporated herein by reference to Exhibit 4(a) (b) (z) to the Registration Statement (File No. 333-64749) on Form N-4 filed on August 20, 2008.

(a)(b)(r)

Form of Endorsement Applicable to IRA Contracts (No. 2008IRA-ACC), incorporated herein by reference to Exhibit 4(a) (c) (a) to the Registration Statement (File No. 333-64749) on Form N-4 filed on August 20, 2008.

(a)(b)(s)

Form of Endorsement Applicable to Custodial Contracts (No. 2008IRA-CSTDL-NS), incorporated herein by reference to Exhibit 4 (a) (c) (b) to the Registration Statement (File No. 333-64749) on Form N-4 filed on August 20, 2008.

(a)(b)(t)

Form of Endorsement Applicable to IRA Contracts (No. 2008IRA-GWB), incorporated herein by reference to Exhibit 4(a) (c) (c) to the Registration Statement (File No. 333-64749) on Form N-4 filed on August 20, 2008.

(a)(b)(u)

Form of Endorsement Applicable to ROTH-IRA Contracts (No. 2008ROTH-ACC), incorporated herein by reference to Exhibit 4(a) (c) (d) to the Registration Statement (File No. 333-64749) on Form N-4 filed on August 20, 2008.

(a)(b)(v)

Form of Endorsement Applicable to ROTH-IRA Contracts (No. 2008ROTH-GWB), incorporated herein by reference to Exhibit 4(a) (c) (e) to the Registration Statement (File No. 333-64749) on Form N-4 filed on August 20, 2008.

(a)(b)(w)

Form of Endorsement Applicable to SEP-IRA Contracts (No. 2008SEPIRA-ACC), incorporated herein by reference to Exhibit 4(a) (c) (f) to the Registration Statement (File No. 333-64749) on Form N-4 filed on August 20, 2008.

(a)(b)(x)

Form of Endorsement Applicable to SEP-IRA Contracts (No. 2008SEPIRA-GWB), incorporated herein by reference to Exhibit 4 (a) (c) (g) to the Registration Statement (File No.  333-64749) on Form N-4 filed on August 20, 2008.

(a)(b)(y)

Form of Endorsement Applicable to Simple IRA Contracts (No. 2008SIMIRA-ACC), incorporated herein by reference to Exhibit 4 (a) (c) (h) to the Registration Statement (File No. 333-64749) on Form N-4 filed on August 20, 2008.

(a)(b)(z)

Form of Endorsement Applicable to Simple IRA Contracts (No. 2008SIMIRA-GWB), incorporated herein by reference to Exhibit 4 (a) (c) (i) to the Registration Statement (File No. 333-64749) on Form N-4 filed on August 20, 2008.

(a)(c)(a)

Form of Non-Spousal Beneficiary Continuation Option (BCO) Tax-Qualified Retirement Plan Funds Direct Rollover to Traditional IRA Endorsement (No. 2008TQNSBCO), incorporated herein by reference to Exhibit 4 (a) (c) (j) to the Registration Statement (File No. 333-64749) on Form N-4 filed on August 20, 2008.

(a)(c)(b)

Form for use with Certificate Form No. 2006BASEA/2006BASEB or Contract Form No. 2006BASE-I-A/2006BASE-I-B (Depending on Jurisdiction) Marketed as AXA Equitable’s “Accumulator Series 08” (“Accumulator”, “Accumulator Select”, “Accumulator Plus” and “Accumulator Elite”, incorporated herein by reference to Exhibit 4 (a) (c) (k) to the Registration Statement (File No. 333-64749) on Form N-4 filed on August 20, 2008.

(a)(c)(c)	Form of Data Pages (No. 2008DPBCO - INH/NSDR), previously filed with this Registration Statement File No. 333-05593 on August 22, 2008.

(a)(c)(d)	Form of Data Pages (No. 2008DPCore), previously filed with this Registration Statement File No. 333-05593 on August 22, 2008.

(a)(c)(e)

Form of Endorsement Applicable to the Right to Add an Optional Guaranteed Minimum Income Benefit (“GMIB”) Rider (No. 2009ADOPT), incorporated herein by reference to Exhibit 4 (a) (c) (o) to the Registration Statement (File No. 333-64749) on Form N-4 filed on May 13, 2009.

(a)(c)(f)

Form of Endorsement Applicable to Investment Options (Form No. 2009GOA), incorporated herein by reference to Exhibit 4 (a) (c) (p) to the Registration Statement (File No. 333-64749) on Form N-4 filed on May 13, 2009.

(a)(c)(g)

Form of Endorsement Applicable to GWBL Maturity Date Annuity Benefit (Form No. 2009GWBLMD), incorporated herein by reference to Exhibit 4 (a) (c) (r) to the Registration Statement (File No. 333-64749) on Form N-4 filed on May 13, 2009.

(a)(c)(h)

Form of Endorsement Applicable to Section 6.02, “Payment Upon Death” (Form No. 2009DBENDO), incorporated herein by reference to Exhibit 4 (a) (c) (s) to the Registration Statement (File No. 333-64749) on Form N-4 filed on May 13, 2009.

(a)(c)(i)

Form of Guaranteed Minimum Death Benefit (“GMDB”) Rider Annual Ratchet to Age [85] (Form No. 2009GMDBAR), incorporated herein by reference to Exhibit 4 (a) (c) (t) to the Registration Statement (File No. 333-64749) on Form N-4 filed on May 13, 2009.

(a)(c)(j)

Form of Guaranteed Minimum Death Benefit Rider (Form No. 2009GMDBOPR), incorporated herein by reference to Exhibit 4 (a) (c) (u) to the Registration Statement (File No. 333-64749) on Form N-4 filed on May 13, 2009.

(a)(c)(k)

Form of Guaranteed Minimum Income Benefit (“GMIB”) Rider with Optional Reset of [5%] Roll Up to Age [85] GMIB Benefit Base and Guaranteed Withdrawal Benefit for Life Conversion Benefit (Form No. 2009GMIB), incorporated herein by reference to Exhibit 4 (a) (c) (v) to the Registration Statement (File No. 333-64749) on Form N-4 filed on May 13, 2009.

(a)(c)(l)	Form of Endorsement Applicable to Guaranteed Interest Special Dollar Cost Averaging (Form No. 2009SDCA), previously filed with this Registration Statement No. 333-05593 on May 14, 2009.

(a)(c)(m)	Form of Data Pages, (Form No. 2009DPCore), previously filed with this Registration Statement No. 333-05593 on May 14, 2009.

(a)(c)(n)	Form of Data Pages (Form No. 2009DPWVR), incorporated herein by reference to Exhibit 4 (a) (c) (x) to the Registration Statement (File No. 333-64749) on Form N-4 filed on May 13, 2009.

(a)(c)(o)	Form of Data Pages (Form No. 2009DP), incorporated herein by reference to Exhibit 4 (a) (c) (p) to the Registration Statement (File No. 333-64749) on Form N-4 filed on May 13, 2009.

(a)(c)(p)

Form of Endorsement applicable to Termination of Guaranteed Minimum Death Benefits (Form No. 2012GMDB-BO-1), incorporated herein by reference to Exhibit 4(m)(m) to the Registration Statement (File No. 33-83750) on Form N-4 filed April 24, 2013.

(a)(c)(q)

Form of Endorsement Terminating the Guaranteed Withdrawal Benefit for Life Rider and any Applicable Guaranteed Minimum Death Benefit (2013GWBL-BO-I) offered thereunder, previously filed with this Registration Statement (File No. 333-05593), on April 23, 2014.

(a)(c)(r)

Form of Endorsement Terminating the Guaranteed Withdrawal Benefit for Life Rider and any Applicable Guaranteed Minimum Death Benefit (2013GWBL-BO-G) offered thereunder, previously filed with this Registration Statement (File No. 333-05593), on April 23, 2014.

(a)(c)(s)

Form of Endorsement Terminating the Guaranteed Minimum Income Benefit and any Guaranteed Minimum Death Benefit(s) (2013GMIB-BO-I) offered thereunder, previously filed with this Registration Statement (File No. 333-05593), on April 23, 2014.

(a)(c)(t)

Form of Endorsement Terminating the Guaranteed Minimum Income Benefit and any Guaranteed Minimum Death Benefit(s) (2013GMIB-BO-G) offered thereunder, previously filed with this Registration Statement (File No. 333-05593), on April 23, 2014.

(a)(c)(u)	Endorsement Adding a Lump Sum Payment Option (2014GMIB-LS-G), incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-64749) filed on October 15, 2014.

(a)(c)(v)	Endorsement Adding a Lump Sum Payment Option (2014GMIB-LS-I), incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-64749) filed on October 15, 2014.

(a)(c)(w)	Endorsement Adding a Lump Sum Payment Option (2014GMIB-W-LS-G), incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-64749) filed on October 15, 2014.

(a)(c)(x)	Endorsement Adding a Lump Sum Payment Option (2014-W-GMIB-LS-I), incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-64749) filed on October 15, 2014.

(a)(c)(y)	Endorsement Adding a Lump Sum Payment Option (2014GWBL-LS-G), incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-64749) filed on October 15, 2014.

(a)(c)(z)	Endorsement Adding a Lump Sum Payment Option (2014GWBL-LS-I), incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-64749) filed on October 15, 2014.

(a)(d)(a)

Form of Endorsement applicable to the Commencement of Annuity Benefits (Form No. 2015MMA-G), incorporated herein by reference to Registration Statement on Form N-4 (File No. 33-83750) filed on April 20, 2016.

(a)(d)(b)	Form of Endorsement applicable to the GMIB conversion option (Form No. 2016 GMIB-CO-G), filed herewith with this Registration Statement on Form N-4 (File No. 333-05593) on December 23, 2016.

(a)(d)(c)	Form of Endorsement applicable to the GMIB Conversion option (Form No. 2016 GMIB-CO-I), filed herewith with this Registration Statement on Form N-4 (File No. 333-05593) on December 23, 2016.

5.	Applications.

(a)

Forms of application used with the IRA, NQ and Fixed Annuity Markets, incorporated herein by reference to Exhibit 5(a) to the Registration Statement on Form N-4 (File No. 33-83750), filed February 27, 1998.

(b)

Forms of Enrollment Form/Application for Rollover IRA, Choice Income Plan and Accumulator, incorporated herein by reference to Exhibit 5(b)(i) to the Registration Statement on Form N-4 (File No. 33-83750), filed April 23, 1996.

(c)	Form of Enrollment Form/Application for Equitable Accumulator, previously filed with this Registration Statement No. 333-05593 on April 30, 1997.

(d)	Form of Enrollment Form/Application for Equitable Accumulator, previously filed with this Registration Statement No. 333-05593 on December 31, 1997.

(e)	Form of Enrollment Form/Application for Equitable Accumulator (IRA, NQ AND QP), previously filed with this Registration Statement No. 333-05593 on May 1, 1998.

(f)	Form of Enrollment Form/Application for Equitable Accumulator (IRA, NQ, QP and TSA), previously filed with this Registration Statement No. 333-05593 on May 22, 1998.

(g)	Form of Enrollment Form/Application for Equitable Accumulator (IRA, NQ, QP and TSA), previously filed with this Registration Statement No. 333-05593 on November 30, 1998.

(h)	Form of Enrollment Form/Application (as revised) for Equitable Accumulator (IRA, NQ, QP and TSA), previously filed with this Registration Statement No. 333-05593 on December 28, 1998.

(i)	Form of Enrollment Form/Application for Equitable Accumulator (IRA, NQ, QP and TSA), previously filed with this Registration Statement File No. 333-05593 on April 30, 1999.

(j)	Form of application for Accumulator, Form No. 2002App01, incorporated herein by reference to Exhibit 5(h) to the Registration Statement (File No. 333-31131), filed March 8, 2002.

(k)	Form of application for Accumulator, Form No. 2002App02, incorporated herein by reference to Exhibit 5(i) to the Registration Statement (File No. 333-31131), filed March 8, 2002.

(l)	Form of application for Accumulator®, Form No. 2004App02, filed with this Registration Statement File No. 333-05593 on April 20, 2006.

(m)	Form of Application (No. 2006 App 02). Filed with this Registration Statement File No. 333-05593 on June 14, 2006.

(n)	Form of Application (No. 2006 App 01). Filed with this Registration Statement File No. 333-05593 on June 14, 2006.

(o)	Form of Application for Accumulator (2007APP 01). Filed with this Registration Statement File No. 333-05593 on January 30, 2007.

(p)	Form of Application for Accumulator (2007APP 02). Filed with this Registration Statement File No. 333-05593 on January 30, 2007.

(q)	Form of Application for Accumulator®, Form No. 2008 App 01 C, previously filed with this Registration Statement (File No. 333-05593) on Form N-4 filed on August 22, 2008.

(r)	Form of Application for Accumulator®, Form No. 2008 App 02 C, previously filed with this Registration Statement (File No. 333-05593) on Form N-4 filed on August 22, 2008.

(s)	Form of Application for Accumulator®, Form No. 2009 App 01 C, previously filed with this Registration Statement (File No. 333-05593) on Form N-4 filed on May 14, 2009.

(t)	Form of Application for Accumulator®, Form No. 2009 App 02 C, previously filed with this Registration Statement (File No. 333-05593) on Form N-4 filed on May 14, 2009.

6.	Depositor’s Certificate of Incorporation and By-Laws.

(a)	Restated Charter of AXA Equitable, as amended August 31, 2010, previously filed with this Registration Statement (File No. 333-05593) on April 24, 2012.

(b)	By-Laws of AXA Equitable, as amended September 7, 2004, incorporated herein by reference to Exhibit No. 6.(c) to Registration Statement on Form N-4, (File No. 333-05593), filed on April 20, 2006.

7.	Reinsurance Contracts. Not Applicable.

8.	Participation Agreements.

(a)

Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable Life Insurance Company (“AXA Equitable”), AXA Distributors, LLC and AXA Advisors dated July 15, 2002 is incorporated herein by reference to Post-Effective Amendment No. 25 to the EQ Advisor’s Trust Registration Statement on Form N-1A (File No. 333-17217 and 811-07953), filed on February 7, 2003.

(a)(i)

Amendment No. 1, dated May 2, 2003, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 28 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 10, 2004.

(a)(ii)

Amendment No. 2, dated July 9, 2004, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 35 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on October 15, 2004.

(a)(iii)

Amendment No. 3, dated October 1, 2004, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 35 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on October 15, 2004.

(a)(iv)

Amendment No. 4, dated May 1, 2005, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 37 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 7, 2005.

(a)(v)

Amendment No. 5, dated September 30, 2005, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 44 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 5, 2006.

(a)(vi)

Amendment No. 6, dated August 1, 2006, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 51 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 2, 2007.

(a)(vii)

Amendment No. 7, dated May 1, 2007, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 53 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 27, 2007.

(a)(viii)

Amendment No. 8, dated January 1, 2008, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 56 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on December 27, 2007.

(a)(ix)

Amendment No. 9, dated May 1, 2008, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 61 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 13, 2009.

(a)(x)

Amendment No. 10, dated January 1, 2009, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 64 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on March 16, 2009.

(a)(xi)

Amendment No. 11, dated May 1, 2009, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 67 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 15, 2009.

(a)(xii)

Amendment No. 12, dated September 29, 2009, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 70 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on January 21, 2010.

(a)(xiii)

Amendment No. 13, dated August 16, 2010, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 77 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 3, 2011.

(a)(xiv)

Amendment No. 14, dated December 15, 2010, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 77 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 3, 2011.

(a)(xv)

Amendment No. 15, dated June 7, 2011 , to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference and/or previously filed with Post-Effective Amendment No. 84 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on August 17, 2011.

(a)(xvi)

Amendment No. 16, dated April 30, 2012, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable and AXA Distributors, LLC, dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 96 to the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 7, 2013.

(a)(b)

Second Amended and Restated Participation Agreement among the Trust, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated May 23, 2012, incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on July 22, 2013.

(a)(b)(i)

Amendment No. 1 dated as of June 4, 2013 to the Second Amended and Restated Participation Agreement among the Trust, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated May 23, 2012, incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on October 1, 2013.

(a)(b)(ii)

Amendment No. 2 dated as of October 21, 2013 to the Second Amended and Restated Participation Agreement among the Trust, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated May 23, 2012, incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on October 1, 2013.

(a)(b)(iii)

Amendment No.  3, dated as of April 4, 2014 (“Amendment No. 3”), to the Second Amended and Restated Participation Agreement, dated as of May  23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on April 30, 2014.

(a)(b)(iv)

Amendment No.  4, dated as of June 1, 2014 (“Amendment No. 4”), to the Second Amended and Restated Participation Agreement, dated as of May  23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on April 30, 2014.

(a)(b)(v)

Amendment No.  5, dated as of July 16, 2014 (“Amendment No. 5”), to the Second Amended and Restated Participation Agreement, dated as of May  23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”) ”), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on February 5, 2015.

(a)(b)(vi)

Amendment No. 6, dated as of April 30, 2015 (“Amendment No. 6”), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on April 17, 2015.

(a)(b)(vii)

Amendment No. 7, dated as of December 21, 2015 (“Amendment No. 7”), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”) incorporated herein by reference to EQ Advisors Trust Registration Statement on Form 485 (a) (File No. 333-17217) filed on February 11, 2016.

(a)(b)(viii)

Amendment No. 8, dated as of December 9, 2016 (“Amendment No. 8”), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”) incorporated herein by reference to EQ Advisors Trust Registration Statement on Form 485 (a) (File No. 333-17217) filed on January 31, 2017.

(a)(b)(ix)

Amendment No. 9 dated as of May 1, 2017 (“Amendment No. 9”) to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”) by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217), filed on April 28, 2017.

(a)(b)(x)

Amendment No. 10 dated as of November 1, 2017 (“Amendment No. 10”) to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”) by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217), filed on October 27, 2017.

(a)(b)(xi)

Amendment No. 11 dated as of July 12, 2018 to the Second Amended and Restated Participation Agreement among EQ Advisor Trust, AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors dated May 23, 2012, incorporated herein by reference to Registration Statement on Form N-1a (File No. 333-17217) filed on July 31, 2018.

(a)(b)(xii)

Amendment No. 12 dated as of December 6, 2018 to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended by and among EQ Advisors Trust, AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217), filed on April 26, 2019.

(b)

Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to and/or previously filed with Pre-Effective Amendment No. 1 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on December 10, 2001.

(b)(i)

Amendment No. 1, dated as of August 1, 2003 to the Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 6 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on February 25, 2004.

(b)(ii)

Amendment No. 2, dated as of May 1, 2006 to the Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 16 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on June 1, 2006.

(b)(iii)

Amendment No. 3, dated as of May 25, 2007 to the Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 20 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on February 5, 2008.

(b)(b)

Amended and Restated Participation Agreement among the Registrant, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated as of May 23, 2012, incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on July 22, 2013.

(b)(b)(i)

Amendment No.  1 dated as of October 21, 2013, to the Amended and Restated Participation Agreement among the Registrant, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated as of May  23, 2012, incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on October 2, 2013.

(b)(b)(ii)

Amendment No.  2, dated as of April 18, 2014 (“Amendment No. 2”) to the Amended and Restated Participation Agreement, dated as of May  23, 2012, as amended (“Agreement”) by and among AXA Premier VIP Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on January 12, 2015.

(b)(b)(iii)

Amendment No.  3, dated as of July 8, 2014 (“Amendment No. 3”) to the Amended and Restated Participation Agreement, dated as of May  23, 2012, as amended (“Agreement”) by and among AXA Premier VIP Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on January 12, 2015.

(b)(b)(iv)

Amendment No.  4, dated as of December 10, 2014 (“Amendment No. 4”), to the Amended and Restated Participation Agreement, dated as of May  23, 2012, as amended (“Agreement”), by and among AXA Premier VIP Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on January 12, 2015.

(b)(b)(v)

Amendment No. 5, dated as of September 26, 2015 (“Amendment No. 5”), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among AXA Premier VIP Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”) incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form 485(b) (File No. 333-70754) filed on April 26, 2016.

9.	Legal Opinion.

Opinion and Consent of Shane Daly, Esq., Vice President and Associate General Counsel of AXA Equitable, as to the legality of the securities being registered, filed herewith.

10.	Other Opinions.

(a)	Consent of PricewaterhouseCoopers LLP, filed herewith.

(b)	Powers of Attorney, filed herewith.

11.	Omitted Financial Statements. Not applicable.

12.	Initial Capital Agreements. Not applicable.

13.	Redeemability Exemption. Not applicable.

Item 25.	Directors and Officers of the Depositor.

Set forth below is information regarding the directors and principal officers of the Depositor. The Depositor’s address is 1290 Avenue of the Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of the Depositor.

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITIONS AND OFFICES WITH THE DEPOSITOR
DIRECTORS

Ramon de Oliveira	Director
Investment Audit Practice, LLC
580 Park Avenue
New York, NY 10065

Daniel G. Kaye	Director
767 Quail Run
Inverness, IL 60067

Joan Lamm-Tennant	Director
Blue Marble Microinsurance
100 Avenue of the Americas
New York, NY 10013

Kristi A. Matus	Director
47-C Dana Road
Boxford, MA 02116

Bertram L. Scott	Director
3601 Hampton Manor Drive
Charlotte, NC 28226

George Stansfield	Director
AXA
25, Avenue Matignon
75008 Paris, France

Charles G.T. Stonehill	Director
Founding Partner
Green & Blue Advisors
285 Central Park West
New York, New York 10024

OFFICER-DIRECTOR

*Mark Pearson	Director and Chief Executive Officer

OTHER OFFICERS

*Nicholas B. Lane	President

*Dave S. Hattem	Senior Executive Director and Secretary

*Jeffrey J. Hurd	Senior Executive Director and Chief Operating Officer

*Anders B. Malmstrom	Senior Executive Director and Chief Financial Officer

*Marine de Boucaud	Managing Director and Chief Human Resources Officer

*Kermitt J. Brooks	Senior Executive Director and General Counsel

*Michael B. Healy	Managing Director and Chief Information Officer

*Andrienne Johnson	Managing Director and Chief Transformation Officer

*Keith Floman	Managing Director and Deputy Chief Actuary

*Michel Perrin	Managing Director and Actuary

*Nicholas Huth	Managing Director, Associate General Counsel and Chief Compliance Officer

*Cassie Carl-Rohm	Managing Director and Chief Talent Officer

*William Eckert	Managing Director and Chief Accounting Officer

*Kathryn Ferrero	Managing Director and Chief Marketing Officer

*William MacGregor	Managing Director and Associate General Counsel

*David Karr	Managing Director

*Jimmy Dewayne Lummus	Managing Director and Controller

*Christina Banthin	Managing Director and Associate General Counsel

*Mary Jean Bonadonna	Managing Director

*Eric Colby	Managing Director

*Graham Day	Managing Director

*Ronald Herrmann	Managing Director

*Steven M. Joenk	Managing Director and Chief Investment Officer

*Kenneth KozlowskI	Managing Director

*Susan La Vallee	Managing Director

*Barbara Lenkiewicz	Managing Director

*Carol Macaluso	Managing Director

*James Mellin	Managing Director

*Hillary Menard	Managing Director

*Kurt Meyers	Managing Director and Associate General Counsel

*Prabha (“Mary”) Ng	Managing Director

*James O’Boyle	Managing Director

*Caroline O’Connell	Managing Director, Chief Strategy and Customer Experience Officer

*Robin Raju	Managing Director

*Trey Reynolds	Managing Director

*Theresa Trusskey	Managing Director

*Marc Warshawsky	Managing Director

*Antonio Di Caro	Managing Director

*Glen Gardner	Managing Director

*Shelby Holklister-Share	Managing Director

*Manuel Prendes	Managing Director

*Aaron Sarfatti	Managing Director and Chief Risk Officer

*Stephen Scanlon	Managing Director

*Samuel Schwartz	Managing Director

*Mia Tarpey	Managing Director

*Gina Tyler	Managing Director and Chief Communications Officer

*Stephanie Withers	Managing Director and Chief Auditor

*Yun (“Julia”) Zhang	Managing Director and Treasurer

Item 26.	Persons Controlled by or Under Common Control with the Insurance Company or Registrant.

Separate Account No. 49 of AXA Equitable Life Insurance Company (the “Separate Account”) is a separate account of AXA Equitable Life Insurance Company. AXA Equitable Life Insurance Company, a New York stock life insurance company, is an indirect wholly owned subsidiary of Equitable Holdings, Inc. (the “Holding Company”).

Set forth below is the subsidiary chart for the Holding Company:

(a) Equitable Holdings, Inc. - Subsidiary Organization Chart Q4-2019, is incorporated herein by reference to Exhibit 26(a) to Registration Statement (File No. 2-30070) on Form N-4 filed on April 21, 2020.

Item 27.	Number of Contractowners

As of March 31, 2020, there were 75,791 Qualified Contract owners and 47,564 Non-Qualified Contract owners of the contracts offered by the registrant under this Registration Statement.

Item 28.	Indemnification

(a)	Indemnification of Directors and Officers

The by-laws of AXA Equitable Life Insurance Company (“AXA Equitable”) provide, in Article VII, as follows:

7.4	Indemnification of Directors, Officers and Employees. (a) To the extent permitted by the law of the State of New York and subject to all applicable requirements thereof:

(i)

any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate, is or was a director, officer or employee of the Company shall be indemnified by the Company;

(ii)

any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate serves or served any other organization in any capacity at the request of the Company may be indemnified by the Company; and

(iii)	the related expenses of any such person in any of said categories may be advanced by the Company.

(b)

To the extent permitted by the law of the State of New York, the Company, or the Board of Directors, by amendment of these By-Laws, or by agreement. (Business Corporation Law ss. 721-726; Insurance Law ss.1216)

The directors and officers of AXA Equitable are insured under policies issued by X.L. Insurance Company, Arch Insurance Company, Sombo (Endurance Specialty Insurance Company), U.S. Specialty Insurance, ACE (Chubb), Chubb Insurance Company, AXIS Insurance Company, Zurich Insurance Company, AWAC (Allied World Assurance Company, Ltd.), Aspen Bermuda XS, CAN, AIG, One Beacon, Nationwide, Berkley, Berkshire, SOMPO, CODA (Chubb) and ARGO RE Ltd. The annual limit on such policies is $300 million, and the policies insure the officers and directors against certain liabilities arising out of their conduct in such capacities.

(b)	Indemnification of Principal Underwriters

To the extent permitted by law of the State of New York and subject to all applicable requirements thereof, AXA Distributors, LLC and AXA Advisors, LLC have undertaken to indemnify each of its respective directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact the director or officer, or his or her testator or intestate, is or was a director or officer of AXA Distributors, LLC and AXA Advisors, LLC.

(c)	Undertaking

Insofar as indemnification for liability arising under the Securities Act of 1933 (“Act”) may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.	Principal Underwriters

(a)

AXA Advisors, LLC and AXA Distributors, LLC are the principal underwriters for Separate Accounts 49, 70, A, FP, I and 45 of AXA Equitable, EQ Advisors Trust and AXA Premier VIP Trust, and of Equitable America Variable Accounts A, K and L. In addition, AXA Advisors is the principal underwriter of AXA Equitable’s Separate Account 301.

(b)	Set forth below is certain information regarding the directors and principal officers of AXA Advisors, LLC and AXA Distributors, LLC.

(i)	AXA ADVISORS, LLC

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITIONS AND OFFICES WITH UNDERWRITER

*David Karr	Director, Chairman of the Board and Chief Executive Officer

*Ronald Herrmann	Director

*Nicholas B. Lane	Director

*Adam Coe	Director

*Frank Massa	Director and President

*Aaron Sarfatti	Director

*Ralph E. Browning, II	Chief Privacy Officer

*Mary Jean Bonadonna	Chief Compliance Officer

*Stephen Lank	Chief Operating Officer

*Patricia Boylan	Broker Dealer and Chief Compliance Officer

*Yun (“Julia”) Zhang	Senior Vice President and Treasurer

*Gina Jones	Vice President and Financial Crime Officer

*Page Pennell	Vice President

*Denise Tedeschi	Assistant Vice President and Assistant Secretary

*James Mellin	Chief Sales Officer

*Nicholas J. Gismondi	Vice President and Controller

*James O’Boyle	Senior Vice President

*Kathryn Ferrero	Vice President

*Prabha (“Mary”) Ng	Chief Information Security Officer

*George Lewandowski	Assistant Vice President and Chief Financial Planning Officer

*Alfred Ayensu-Ghartey	Vice President

*Joshua Katz	Vice President

*Christopher LaRussa	Investment Advisor Chief Compliance Officer

*Christian Cannon	Vice President and General Counsel

*Samuel Schwartz	Vice President

*Dennis Sullivan	Vice President

*Steven Sutter	Vice President and Assistant Treasurer

*Christine Medy	Secretary

*Francesca Divone	Assistant Secretary

(ii)    AXA DISTRIBUTORS, LLC

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITIONS AND OFFICES WITH UNDERWRITER

*Nicholas B. Lane	Director, Chairman of the Board, President and Chief Executive Officer

*Ronald Herrmann	Director and Executive Vice President

*Michael B. Healy	Executive Vice President

*Patrick Ferris	Senior Vice President

*Peter D. Golden	Senior Vice President

*David Kahal	Senior Vice President

*Graham Day	Senior Vice President

*Brett Ford	Senior Vice President

*Trey Reynolds	Senior Vice President

*David Veale	Senior Vice President

*Alfred Ayensu-Ghartey	Vice President and General Counsel

*Alfred D’Urso	Vice President and Chief Compliance Officer

*Michael Schumacher	Senior Vice President

*Mark Teitelbaum	Senior Vice President

*Nicholas Gismondi	Vice President. Chief Financial Officer & Principal Financial Officer and Principal Operating Officer

*Gina Jones	Vice President and Financial Crime Officer

*Yun (“Julia”) Zhang	Vice President and Treasurer

*Francesca Divone	Secretary

*Perry Golas	Vice President

*Karen Farley	Vice President

*Richard Frink	Vice President

*Michael J. Gass	Vice President

*Timothy Jaeger	Vice President

*Laird Johnson	Vice President

*Joshua Katz	Vice President

*Page W. Long	Vice President

*James S. O’Connor	Vice President

*Samuel Schwartz	Vice President

*Steven Sutter	Vice President and Assistant Treasurer

*Sarah Vita	Vice President

*Jonathan Zales	Senior Vice President

*Stephen Scanlon	Director and Executive Vice President

*Prabha (“Mary”) Ng	Senior Vice President and Chief Information Security Officer

*Denise Tedeschi	Assistant Vice President and Assistant Secretary

* Principal Business Address: 1290 Avenue of the Americas NY, NY 10140

(c)	The information under “Distribution of the Contracts” in the Prospectus and Statement of Additional Information forming a part of this Registration Statement is incorporated herein by reference.

Item 30.	Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained by AXA Equitable Life Insurance Company at 1290 Avenue of the Americas, New York, New York 10104, 135 West 50th Street, New York, NY 10020, and 500 Plaza Drive, Secaucus, NJ 07096. The policies files will be kept at Vantage Computer System, Inc., 301 W. 11th Street, Kansas City, Mo. 64105.

Item 31.	Management Services

Not applicable.

Item 32.	Undertakings

The Registrant hereby undertakes:

(a)

to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the individual annuity contracts and certificates AXA Equitable offers under a group annuity contract (collectively the “contracts”) may be accepted;

(b)

to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

(c)	to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

AXA Equitable represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, in each case, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by AXA Equitable under the respective Contracts.

The Registrant hereby represents that it is relying on the November 28, 1988 no-action letter (Ref. No. IP-6-88) relating to variable annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b)of the Internal Revenue Code. Registrant further represents that it will comply with the provisions of paragraphs (1)-(4) of that letter.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment to the Registration Statement and has duly caused this Amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 23rd day of April, 2020.

SEPARATE ACCOUNT NO. 49 OF
AXA EQUITABLE LIFE INSURANCE COMPANY
(Registrant)

By:	AXA Equitable Life Insurance Company
(Depositor)

By:	/s/ Shane Daly
Shane Daly
Vice President and Associate General Counsel

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has caused this Registration Statement to be signed on its behalf, by the undersigned, duly authorized, in the City and State of New York, on this 23rd day of April, 2020.

AXA EQUITABLE LIFE INSURANCE COMPANY
(Depositor)

By:	/s/ Shane Daly
Shane Daly
Vice President and Associate General Counsel

As required by the Securities Act of 1933 and the Investment Company Act of 1940, this Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICER:

*Mark Pearson	Chairman of the Board, Chief Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Anders B. Malmstrom	Senior Executive Director and Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*William Eckert	Executive Director, Chief Accounting Officer and Controller

*DIRECTORS:

Kristi Matus Mark Pearson Daniel G. Kaye Charles G.T. Stonehill	Ramon de Oliviera, Chairman of the Board Joan Lamm-Tenant Bertram Scott George Stansfield

*By:	/s/ Shane Daly
Shane Daly
Attorney-in-Fact
April 23, 2020